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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2005

Date of reporting period: March 31, 2005

Item 1.	Reports to Stockholders

iShares®

2005 ANNUAL REPORT TO SHAREHOLDERS | MARCH 31, 2005

iSHARES S&P SERIES

iSHARES NASDAQ SERIES

Electronic delivery of this document may be available to you. See inside for details.

iShares S&P 100 Index Fund

iShares S&P Global 100 Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Europe 350 Index Fund

iShares S&P Latin America 40 Index Fund

iShares S&P/TOPIX 150 Index Fund

iShares Nasdaq Biotechnology Index Fund

iShares®

Dear iShares Shareholder:

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Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® S&P 100 INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.81%	3.85%	3.96%	(4.43)%	(4.42)%	(4.25)%	(18.20)%	(18.17)%	(17.55)%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	22.59%
Financial	19.69
Technology	14.62
Industrial	13.23
Communications	10.95
Energy	8.11
Consumer Cyclical	6.33
Basic Materials	2.76
Utilities	1.58
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
General Electric Co.	6.51%
Exxon Mobil Corp.	6.48
Microsoft Corp.	4.16
Citigroup Inc.	4.00
Johnson & Johnson	3.40
Pfizer Inc.	3.34
Bank of America Corp.	3.04
Wal-Mart Stores Inc.	2.89
International Business Machines Corp.	2.54
Intel Corp.	2.46

TOTAL	38.82%

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 100 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the Standard & Poor’s 500 Index and consists of blue chip stocks from diverse industries in the Standard & Poor’s 500 Index. The Fund invests in substantially all of the securities in the Index in approximately the same proportions as in the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 3.81%, while the Index returned 3.96%.

U.S. equity markets experienced some volatility during the reporting period, but generally finished the reporting period with moderate gains.

During the first half of the reporting period, markets struggled with rising oil prices, uncertainty surrounding the upcoming presidential election, and an unclear picture of economic recovery. Oil prices, in particular, provided cause for investor concern, reaching $50 per barrel in late September. In the second half of the reporting period, however, markets received a boost on several fronts: oil prices appeared to have peaked in late October, falling 24% by the end of 2004. A quick resolution to the presidential election provided an additional level of support for the markets. Early in 2005, encouraging economic news, including strengthening employment figures, also helped to bolster market returns. During the first quarter of 2005, though, new worries arose. Oil prices spiked again, reaching a high of $56.72 by mid-March. As prices for oil and other commodities climbed during the reporting period, concerns grew about inflation and its potentially dampening effect on corporate profits. In response, equity markets gave up some of their gains for the reporting period.

Energy companies were by far the best performing sector within the Index, benefiting from the increase in oil prices during the reporting period. Utilities also performed well for the reporting period, as did industrials. Consumer discretionary stocks posted a slight gain. The information technology sector was the weakest performer among the ten major sectors in the Index, followed by financials, the largest sector in the Index. Healthcare and consumer staples also generally declined slightly for the reporting period.

Among the Fund’s ten largest holdings as of March 31, 2005, diversified oil company Exxon Mobil Corp. was the top performer for the reporting period, due largely to higher oil prices. Johnson & Johnson also performed well, as did General Electric Co., the Fund’s largest holding as of March 31, 2005. Pharmaceutical giant Pfizer Inc. suffered the steepest decline for the reporting period. Retailer Wal-Mart Stores Inc. and technology giant Intel Corp. also posted losses. Performance among financial companies was mixed for the reporting period: Bank of America Corp. gained, while Citigroup Inc. declined.

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.85%	6.99%	8.12%	(2.89)%	(2.90)%	(2.21)%	(11.91)%	(11.93)%	(9.20)%

Total returns for the periods since inception are calculated from the inception date of the Fund (12/05/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	23.35%
Financial	20.53
Energy	13.93
Technology	11.99
Industrial	9.73
Communications	9.17
Consumer Cyclical	6.82
Basic Materials	3.09
Utilities	1.11
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Exxon Mobil Corp.	5.19%
General Electric Co.	5.19
Citigroup Inc.	3.17
Microsoft Corp.	3.15
BP PLC (United Kingdom)	3.01
Johnson & Johnson	2.70
Pfizer Inc.	2.68
HSBC Holdings PLC (United Kingdom)	2.39
Vodafone Group PLC (United Kingdom)	2.35
International Business Machines Corp.	2.05

TOTAL	31.88%

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global 100 Index (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 7.85%, while the Index returned 8.12%.

Global equity markets generally delivered modest gains during the reporting period. In the U.S., markets overcame early concerns surrounding the strength of economic recovery and the presidential election. However, escalating oil prices did provide cause for investor concern about the possibility of inflation.

Moving largely in step with the U.S., markets around the world responded positively to a stronger U.S. economy. European stocks generally performed well, enjoying healthy earnings levels despite tepid European economic growth. Asian markets benefited from continued economic growth and foreign capital inflows.

Oil prices escalated during the reporting period, reaching a record high closing price of $56.72 per barrel on March 18, 2005. Although the higher prices appeared to place a strain on overall economic growth, they did help boost share prices of energy companies.

Among the Fund’s ten largest holdings as of March 31, 2005, performance for the reporting period was mixed. The Fund’s top holding, Exxon Mobil Corp. was the strongest performer for the reporting period, benefiting largely from the increased price of oil. Performance for healthcare-related companies was split: healthcare company Johnson & Johnson posted gains, but pharmaceutical giant Pfizer Inc. suffered the steepest decline among the Fund’s ten largest holdings. Performance of financial companies for the reporting period was also mixed: HSBC Holdings PLC (United Kingdom) posted a slight gain, while Citigroup Inc. declined for the reporting period. General Electric Co. contributed positively to performance for the reporting period.

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.40%	38.17%	41.25%	18.06%	18.20%	17.85%	75.39%	76.09%	74.24%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

PORTFOLIO ALLOCATION

As of 3/31/05

Industry	% of Net Assets
Oil & Gas	92.71%
Oil & Gas Services	4.65
Pipelines	1.27
Utilities	0.87
Chemicals	0.23
Diversified Financial Services	0.05
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Exxon Mobil Corp.	20.50%
BP PLC (United Kingdom)	11.58
Total SA (France)	7.62
Royal Dutch Petroleum Co.	6.10
ChevronTexaco Corp.	4.95
ConocoPhillips	4.44
Shell Transport & Trading Co. PLC (United Kingdom)	4.35
Eni SpA (Italy)	4.17
Schlumberger Ltd.	2.21
EnCana Corp. (Canada)	2.02

TOTAL	67.94%

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the energy sector and that it believes are important to global markets. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 40.40%, while the Index returned 41.25%.

Global equity markets generally delivered modest gains during the reporting period. In the U.S., markets overcame early concerns surrounding the strength of economic recovery and the presidential election. However, escalating oil prices did provide cause for investor concern about the possibility of inflation.

Moving largely in step with the U.S., markets around the world responded positively to a stronger U.S. economy. European stocks generally performed well, enjoying healthy earnings levels despite tepid European economic growth. Asian markets benefited from continued economic growth and foreign capital inflows.

The main driver for the Fund’s performance, however, was escalating oil prices. Despite higher output quotas, geopolitical events continued to place increased pressure on oil supply while increasing global demand helped boost oil prices to record highs during the reporting period, reaching a record high closing price of $56.72 per barrel on March 18, 2005 and representing a 65% increase compared with a year earlier. The rise in oil prices translated into gains throughout the energy sector, increasing revenues for large, diversified oil companies as well as the smaller oil and production companies.

The Fund’s ten largest holdings as of March 31, 2005 represented approximately 68% of net assets. All of the ten largest holdings delivered double-digit gains for the reporting period. Large, diversified oil companies ConocoPhillips, and top Fund holding Exxon Mobil Corp. posted strong gains, as did oil exploration and production company EnCana Corp. (Canada). Shell Transport & Trading Co. PLC (United Kingdom) and ChevronTexaco Corp. both performed well. The weakest performer among the Fund’s ten largest holdings as of March 31, 2005, was oil service and exploration company Schlumberger Ltd, which delivered double-digit gains for the reporting period.

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.02%	6.78%	8.44%	8.65%	8.62%	9.43%	32.42%	32.28%	35.62%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

PORTFOLIO ALLOCATION

As of 3/31/05

Industry	% of Net Assets
Banks	53.66%
Diversified Financial Services	20.31
Insurance	19.54
Real Estate	2.64
Savings & Loans	1.28
Real Estate Investment Trusts	1.22
Holding Companies - Diversified	0.24
Commercial Services	0.24
Venture Capital	0.18
Short-Term and Other Net Assets	0.69

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Citigroup Inc.	4.87%
Bank of America Corp.	3.70
HSBC Holdings PLC (United Kingdom)	3.66
American International Group Inc.	2.99
JP Morgan Chase & Co.	2.56
Wells Fargo & Co.	2.11
Royal Bank of Scotland Group PLC (United Kingdom)	2.07
UBS AG Registered (Switzerland)	1.82
Wachovia Corp.	1.69
Banco Santander Central Hispano SA (Spain)	1.59

TOTAL	27.06%

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Financials Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the financial sector and that it believes are important to global markets. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 8.02%, while the Index returned 8.44%.

Global equity markets generally delivered modest gains during the reporting period. In the U.S., markets overcame early concerns surrounding the strength of economic recovery and the presidential election. However, escalating oil prices did provide cause for investor concern about the possibility of inflation.

Moving largely in step with the U.S., markets around the world responded positively to a stronger U.S. economy. European stocks generally performed well, enjoying healthy earnings levels despite tepid European economic growth. Asian markets benefited from continued economic growth and foreign capital inflows.

For financial companies around the world, performance results were mixed for the reporting period. The generally strengthening economic environment led to earnings growth for many financial companies, while some were hampered by rising interest rates and uneven market performance.

Among the Fund’s ten largest holdings as of March 31, 2005, performance was mixed for the reporting period. U.S. banks Bank of America Corp., Wachovia Corp. and Wells Fargo & Co. performed well. UBS AG (Switzerland) and Banco Santander Central Hispano SA (Spain) also posted gains. American International Group Inc. suffered the steepest decline among the Fund’s ten largest holdings as of March 31, 2005. Citigroup Inc., the Fund’s largest holding, and JP Morgan Chase & Co. also declined for the reporting period.

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.93%	4.11%	4.48%	(0.24)%	(0.12)%	0.24%	(0.82)%	(0.42)%	0.80%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

PORTFOLIO ALLOCATION

As of 3/31/05

Industry	% of Net Assets
Pharmaceuticals	61.50%
Health Care-Products	21.40
Health Care-Services	8.90
Biotechnology	5.48
Electronics	0.98
Commercial Services	0.57
Insurance	0.55
Software	0.29
Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Johnson & Johnson	9.71%
Pfizer Inc.	9.58
GlaxoSmithKline PLC (United Kingdom)	6.60
Novartis AG (Switzerland)	5.57
Sanofi-Aventis (France)	4.02
Roche Holding AG Genusschein (Switzerland)	3.71
Amgen Inc.	3.58
Abbott Laboratories	3.57
Merck & Co. Inc.	3.51
AstraZeneca PLC (United Kingdom)	3.16

TOTAL	53.01%

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Healthcare Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be a part of the healthcare sector and that it believes are important to global markets. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 3.93%, while the Index returned 4.48%.

Global equity markets generally delivered modest gains during the reporting period. In the U.S., markets overcame early concerns surrounding the strength of economic recovery and the presidential election. However, escalating oil prices did provide cause for investor concern about the possibility of inflation.

Moving largely in step with the U.S., markets around the world responded positively to a stronger U.S. economy. European stocks generally performed well, enjoying healthy earnings levels despite tepid European economic growth. Asian markets benefited from continued economic growth and foreign capital inflows.

Health care companies posted generally positive results for the reporting period. However, the sector did experience some company-specific events during the reporting period, including concerns about the potential side effects of several high profile drugs and investigations by the New York attorney general.

Among the Fund’s ten largest holdings as of March 31, 2005, Johnson & Johnson, its largest holding, delivered the strongest performance for the reporting period. Sanofi-Aventis (France) and Abbott Laboratories also performed well. Pharmaceutical giant GlaxoSmithKline PLC (United Kingdom) contributed positively to Fund performance for the reporting period. Merck & Co. Inc. suffered the steepest declines among the Fund’s ten largest holdings as of March 31, 2005, followed by Pfizer Inc. AstraZeneca PLC (United Kingdom) also declined during the reporting period.

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.40)%	(5.39)%	(4.59)%	(2.85)%	(2.85)%	(2.04)%	(9.31)%	(9.32)%	(6.72)%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

PORTFOLIO ALLOCATION

As of 3/31/05

Industry	% of Net Assets
Semiconductors	23.14%
Software	22.91
Computers	21.99
Telecommunications	17.83
Internet	3.51
Electronics	3.24
Office & Business Equipment	3.18
Electrical Components & Equipment	1.54
Computer Systems	0.66
Commercial Services	0.63
Health Care-Products	0.46
Toys, Games & Hobbies	0.46
Manufacturing	0.21
Leisure Time	0.14
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Microsoft Corp.	10.91%
International Business Machines Corp.	6.64
Intel Corp.	6.45
Cisco Systems Inc.	5.14
Dell Inc.	4.23
Samsung Electronics Co. Ltd. GDR (South Korea)	3.50
Nokia OYJ (Finland)	3.20
Hewlett-Packard Co.	2.85
QUALCOMM Inc.	2.69
Oracle Corp.	2.51

TOTAL	48.12%

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Information Technology Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the information technology sector and that it believes are important to global markets. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund declined 5.40%, while the Index declined 4.59%.

Global equity markets generally delivered modest gains during the reporting period. In the U.S., markets overcame early concerns surrounding the strength of economic recovery and the presidential election. However, escalating oil prices did provide cause for investor concern about the possibility of inflation.

Moving largely in step with the U.S., markets around the world responded positively to a stronger U.S. economy. European stocks generally performed well, enjoying healthy earnings levels despite tepid European economic growth. Asian markets benefited from continued economic growth and foreign capital inflows.

Information technology stocks generally declined during the reporting period. Technology spending by both consumers and businesses remained low, cutting into earnings across the technology sector. During the final months of the reporting period, concerns about inflation also dampened the sector’s performance, as investors generally moved towards more value-oriented securities.

Among the Fund’s ten largest holdings as of March 31, 2005, performance was mixed for the reporting period. Computer giant Dell Inc. performed well, as did QUALCOMM Inc. Microsoft Corp., the Fund’s largest holding as of March 31, 2005, contributed positively to performance for the reporting period. Telecommunications company Nokia OYJ (Finland) suffered the biggest decline for the reporting period, followed by Cisco Systems Inc. Semiconductor giant Intel Corp. also lost ground for the reporting period.

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.84%	8.34%	9.93%	0.92%	0.89%	1.37%	3.16%	3.03%	4.69%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

PORTFOLIO ALLOCATION

As of 3/31/05

Industry	% of Net Assets
Telecommunications	98.74%
Engineering & Construction	0.86
Computers	0.07
Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Vodafone Group PLC (United Kingdom)	16.18%
Verizon Communications Inc.	9.24
Telefonica SA (Spain)	8.14
SBC Communications Inc.	7.38
BellSouth Corp.	4.53
Deutsche Telekom AG (Germany)	4.52
France Telecom SA (France)	4.02
Nippon Telegraph & Telephone Corp. (Japan)	3.86
Telecom Italia SpA (Italy)	3.22
Sprint Corp. (FON Group)	3.16

TOTAL	64.25%

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Telecommunications Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the telecommunications sector and that it believes are important to global markets. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year ended March 31, 2005 (the “reporting period”), the Fund returned 9.84%, while the Index returned 9.93%.

Global equity markets generally delivered modest gains during the reporting period. In the U.S., markets overcame early concerns surrounding the strength of economic recovery and the presidential election. However, escalating oil prices did provide cause for investor concern about the possibility of inflation.

Moving largely in step with the U.S., markets around the world responded positively to a stronger U.S. economy. European stocks generally performed well, enjoying healthy earnings levels despite tepid European economic growth. Asian markets benefited from continued economic growth and foreign capital inflows.

Global telecommunications stocks generally delivered mixed results for the reporting period. In Europe and Asia, telecommunications companies generally performed in step with their local markets.

Among the Fund’s ten largest holdings as of March 31, 2005, performance was mixed for the reporting period. U.S. wireless carrier Sprint Corp. (FON Group) delivered the strongest gains for the reporting period. Telecom Italia SpA (Italy), France Telecom SA (France), and Telefonica SA (Spain) also performed well. Vodafone Group PLC (United Kingdom), the Fund’s largest holding as of March 31, 2005, contributed positively to performance. Nippon Telegraph & Telephone Corp. (Japan) suffered the steepest declines among the Fund’s ten largest holdings. U.S. regional carriers BellSouth Corp. and SBC Communications Inc. also declined during the reporting period.

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.04%	18.22%	19.70%	0.51%	0.52%	1.18%	2.39%	2.48%	5.63%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	15

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Financial	29.16%
Consumer Non-Cyclical	19.42
Communications	13.68
Energy	12.01
Industrial	6.61
Consumer Cyclical	6.38
Basic Materials	5.40
Utilities	5.22
Technology	1.20
Diversified	0.48
Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
BP PLC (United Kingdom)	3.63%
HSBC Holdings PLC (United Kingdom)	2.89
Vodafone Group PLC (United Kingdom)	2.85
Total SA (France)	2.44
GlaxoSmithKline PLC (United Kingdom)	2.20
Royal Dutch Petroleum Co. (Netherlands)	2.06
Novartis AG (Switzerland)	1.82
Nestle SA (Switzerland)	1.82
Royal Bank of Scotland Group PLC (United Kingdom)	1.65
UBS AG Registered (Switzerland)	1.42

TOTAL	22.78%

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Europe 350 Index (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 19.04%, while the Index returned 19.70%.

European markets generally delivered gains during the reporting period as conditions improved on several fronts. The strong euro, a problem in the past several years for Europe, which has made European exports more expensive and reduced the value of sales and earnings in U.S. dollar-denominated markets, continued to gain against the U.S. dollar for most of the reporting period, but slid in the final three months. An inconsistent picture of the U.S. economic recovery also weighed on European exporters early on, but improved as the reporting period progressed. Throughout the reporting period, surging oil prices generally dampened growth somewhat, although they did help to boost share prices for energy-related companies.

All of the Fund’s ten largest holdings as of March 31, 2005 posted gains for the reporting period. Oil companies Total SA (France), BP PLC (United Kingdom), and Royal Dutch Petroleum Co. (Netherlands) all posted gains, due largely to escalating oil prices during the reporting period. Pharmaceutical company GlaxoSmithKline PLC (United Kingdom) also performed well, as did Vodafone PLC (United Kingdom).

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.17%	32.45%	32.33%	23.83%	23.71%	24.03%	108.27%	107.61%	109.32%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	17

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Communications	25.11%
Basic Materials	15.99
Financial	15.81
Energy	11.91
Consumer Non-Cyclical	10.88
Industrial	10.13
Utilities	6.16
Consumer Cyclical	3.69
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
America Movil SA de CV Series L (Mexico)	10.62%
Petroleo Brasileiro SA ADR (Brazil)	10.18
Cemex SA de CV Series CPO (Mexico)	8.24
Companhia Vale do Rio Doce ADR (Brazil)	7.44
Telefonos de Mexico SA de CV Series L ADR (Mexico)	7.30
Banco Itau Holding Financiera SA ADR (Brazil)	5.89
Banco Bradesco SA ADR (Brazil)	4.35
Companhia de Bebidas das Americas ADR (Brazil)	4.30
Wal-Mart de Mexico SA de CV Series V (Mexico)	3.70
Grupo Televisa SA Series CPO (Mexico)	3.18

TOTAL	65.20%

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Latin America 40 Index (the “Index”). The Index is comprised of highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 33.17%, while the Index returned 32.33%.

Latin American equities generally posted very strong gains for the reporting period, benefiting from a stronger U.S economy as well as rising prices for oil and commodities. Because many Latin American markets depend on exports to the U.S. and to their neighboring countries for their economic livelihood, the generally improving economic conditions in the U.S. and other major markets helped to lift share prices during the reporting period as demand for both exports and commodities climbed. Oil prices reached a high of $56.72 and commodities prices continued their run during the reporting period, buoying several Latin American markets, which are major exporters of oil and commodities.

Because Mexico depends on the U.S. for more than 80% of its exports, its economic health is closely tied to that of the U.S. As the U.S. economy strengthened during the reporting period, demand for Mexico’s products, particularly commodities, increased. The general economic momentum trickled into other sectors, including wireless telecommunications.

Brazil’s market also benefited from an export-led expansion, which in particular lifted shares of oil companies and steelmakers. Brazil’s exporters enjoyed strong demand from both the U.S. and China. Financial stocks also performed well, due in part to the improvement in the credit quality of Brazilian bank loan portfolios.

Argentina and Chile each received a boost from China, whose strong economy meant increased demand for metals and other commodities exports. In addition, the strengthening U.S. economy resulted in increased demand for oil and commodities from both countries. A rise in foreign investment also helped drive market performance for both Argentina and Chile during the reporting period.

Among the ten largest Fund holdings as of March 31, 2005, performance was overall very strong for the reporting period. The two strongest performers among the ten largest holdings were two Brazilian banks, Banco Bradesco SA and Banco Itau Holdings Financiera SA. Mining company Companhia Vale do Rio Doce SA (Brazil) also posted strong gains, as did the Fund’s largest holding as of March 31, 2005, wireless carrier America Movil SA de CV (Mexico). Brazilian oil company Petroleo Brasileiro SA and Grupo Televisa SA (Mexico) both performed well. The sole negative performer among the Fund’s ten largest holdings was Telefonos de Mexico SA de CV, which declined slightly for the reporting period.

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.71)%	(4.25)%	(3.24)%	5.29%	5.13%	5.74%	19.39%	18.77%	21.16%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	19

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Cyclical	25.85%
Industrial	19.95
Financial	17.33
Consumer Non-Cyclical	10.97
Basic Materials	6.88
Communications	6.38
Technology	5.92
Utilities	5.28
Energy	0.78
Short-Term and Other Net Assets	0.66

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Toyota Motor Corp.	6.47%
Canon Inc.	2.73
Nippon Telegraph & Telephone Corp.	2.67
Honda Motor Co. Ltd.	2.58
Takeda Pharmaceutical Co. Ltd.	2.46
Sony Corp.	2.41
Matsushita Electric Industrial Co. Ltd.	2.06
Mizuho Financial Group Inc.	2.02
NTT DoCoMo Inc.	1.97
Mitsubishi Tokyo Financial Group Inc.	1.92

TOTAL	27.29%

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s/Tokyo Stock Price 150 Index (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund declined 3.71%, while the Index declined 3.24%.

The Japanese market was quite volatile during the reporting period. Its economy, which had appeared to turn the corner toward recovery in the recent past, appeared to lose steam as the reporting period progressed. Higher oil prices and rising interest rates translated into slowing export growth, a major component of Japan’s economic livelihood. Japan’s export market, which exports almost as much to China, as to the U.S. and the European Union combined, continued to be adversely impacted by China’s efforts to slow down its robust economy.

Among the Fund’s ten largest holdings as of March 31, 2005, performance was mixed for the reporting period. Financial companies delivered mixed results, as Mizuho Financial Group Inc. posted gains and Mitsubishi Tokyo Financial Group Inc. declined. Honda Motor Co. Ltd. performed well for the reporting period, as did Takeda Pharmaceutical Co. Ltd. Canon Inc. contributed positively to Fund performance, and the Fund’s largest holding, Toyota Motor Corp., posted a slight gain. Telecommunications company NTT DoCoMo Inc. suffered the steepest decline among the Fund’s ten largest holdings as of March 31, 2005.

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.48)%	(17.75)%	(16.39)%	(10.17)%	(10.24)%	(9.76)%	(35.92)%	(36.13)%	(34.69)%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/5/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	21

PORTFOLIO ALLOCATION

As of 3/31/05

Industry	% of Net Assets
Biotechnology	49.45%
Pharmaceuticals	46.41
Health Care-Products	2.88
Commercial Services	1.25
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Amgen Inc.	17.28%
Gilead Sciences Inc.	3.88
Genzyme Corp.	3.81
Teva Pharmaceutical Industries Ltd. ADR	3.55
Biogen Idec Inc.	3.32
Sepracor Inc.	2.11
Celgene Corp.	1.85
Chiron Corp.	1.58
MedImmune Inc.	1.56
American Pharmaceutical Partners Inc.	1.45

TOTAL	40.39%

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index (the “Index”). The Index consists of securities of NASDAQ® listed companies that are classified according to the FTSE™ Global Classification System as either biotechnology or pharmaceutical and which also meet other eligibility criteria. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund declined 17.48%, while the Index declined 16.39%.

U.S. equity markets experienced some volatility during the reporting period, but generally finished the reporting period with moderate gains.

During the first half of the reporting period, markets struggled with rising oil prices, uncertainty surrounding the upcoming presidential election, and an unclear picture of economic recovery. Oil prices, in particular, provided cause for investor concern, reaching $50 per barrel in late September. In the second half of the reporting period, however, markets received a boost on several fronts: oil prices appeared to have peaked for the reporting period in late October, falling 24% by the end of 2004 and the conclusion of the presidential election provided an additional level of support for the markets. Early in 2005, encouraging economic news, including strengthening employment figures, also helped to bolster market returns. However, during the first quarter of 2005, though, new worries arose. Oil prices spiked again, reaching a high of $56.72 by mid-March. As prices for oil and other commodities climbed during the reporting period, concerns grew about inflation and its potentially dampening effect on corporate profits. In response, equity markets gave up some of their gains for the reporting period.

Biotechnology stocks delivered mixed results during the reporting period. Although overall Fund performance for the reporting period was negative, some companies delivered strong gains.

Among the Fund’s ten largest holdings as of March 31, 2005, Celgene Corp., a biotechnology company focusing on developing breakthrough cancer drugs, posted the strongest gains for the reporting period. Gilead Sciences Inc. also performed well for the reporting period, as did Genzyme Corp. Amgen Inc., the Fund’s largest holding as of March 31, 2005, posted a slight gain for the reporting period. Biogen Idec Inc., formed as a result of a merger between Biogen, Inc. and IDEC Pharmaceuticals Corp., suffered the steepest decline for the reporting period. Pharmaceutical companies Chiron Corp. and Teva Pharmaceutical Industries Ltd. both posted declines.

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (October 1, 2004)	Ending Account Value (March 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (October 1, 2004 to March 31, 2005)
S&P 100
Actual	$1,000.00	$1,060.50	0.20%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.93	0.20	1.01
S&P Global 100
Actual	1,000.00	1,091.60	0.40	2.09
Hypothetical (5% return before expenses)	1,000.00	1,022.94	0.40	2.02
S&P Global Energy Sector
Actual	1,000.00	1,208.70	0.65	3.58
Hypothetical (5% return before expenses)	1,000.00	1,021.69	0.65	3.28
S&P Global Financials Sector
Actual	1,000.00	1,092.10	0.65	3.39
Hypothetical (5% return before expenses)	1,000.00	1,021.69	0.65	3.28

SHAREHOLDER EXPENSES	23

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (October 1, 2004)	Ending Account Value (March 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (October 1, 2004 to March 31, 2005)
S&P Global Healthcare Sector
Actual	$1,000.00	$1,044.50	0.65%	$3.31
Hypothetical (5% return before expenses)	1,000.00	1,021.69	0.65	3.28
S&P Global Technology Sector
Actual	1,000.00	1,054.10	0.66	3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.64	0.66	3.33
S&P Global Telecommunications Sector
Actual	1,000.00	1,099.10	0.65	3.40
Hypothetical (5% return before expenses)	1,000.00	1,021.69	0.65	3.28
S&P Europe 350
Actual	1,000.00	1,156.10	0.60	3.23
Hypothetical (5% return before expenses)	1,000.00	1,021.94	0.60	3.02
S&P Latin America 40
Actual	1,000.00	1,250.00	0.50	2.80
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50	2.52
S&P/TOPIX 150
Actual	1,000.00	1,090.90	0.50	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50	2.52
Nasdaq Biotechnology
Actual	1,000.00	912.20	0.50	2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50	2.52

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (365 days).

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.86%

AEROSPACE & DEFENSE – 2.38%
Boeing Co. (The)[1]	112,756	$6,591,716
General Dynamics Corp.	27,121	2,903,303
Raytheon Co.	61,273	2,371,265
United Technologies Corp.	69,379	7,053,069

		18,919,353

AGRICULTURE – 2.30%
Altria Group Inc.[1]	280,169	18,320,251

		18,320,251

AIRLINES – 0.01%
Delta Air Lines Inc.[1,2]	18,602	75,338

		75,338

AUTO MANUFACTURERS – 0.64%
Ford Motor Co.[1]	248,076	2,810,701
General Motors Corp.[1]	76,383	2,244,896

		5,055,597

BANKS – 5.68%
Bank of America Corp.	549,023	24,211,914
U.S. Bancorp	251,048	7,235,203
Wells Fargo & Co.	229,679	13,734,804

		45,181,921

BEVERAGES – 3.75%
Anheuser-Busch Companies Inc.	105,248	4,987,703
Coca-Cola Co. (The)	306,854	12,786,606
PepsiCo Inc.	227,302	12,053,825

		29,828,134

BIOTECHNOLOGY – 1.34%
Amgen Inc.[2]	169,682	9,877,189
MedImmune Inc.[1,2]	33,604	800,111

		10,677,300

CHEMICALS – 1.68%
Dow Chemical Co. (The)	129,168	6,439,025
Du Pont (E.I.) de Nemours and Co.	135,046	6,919,757

		13,358,782

COMPUTERS – 5.92%
Computer Sciences Corp.[2]	25,828	1,184,214
Dell Inc.[2]	333,055	12,795,973
EMC Corp.[1,2]	325,889	4,014,952
Hewlett-Packard Co.	392,215	8,605,197
International Business Machines Corp.	221,120	20,205,946
Unisys Corp.[2]	45,536	321,484

		47,127,766

COSMETICS & PERSONAL CARE – 3.94%
Avon Products Inc.[1]	63,771	2,738,327
Colgate-Palmolive Co.	71,194	3,714,191
Gillette Co. (The)	134,282	6,778,555
Procter & Gamble Co.[1]	341,661	18,108,033

		31,339,106

DIVERSIFIED FINANCIAL SERVICES – 10.38%
American Express Co.	158,897	8,162,539
Citigroup Inc.	707,705	31,804,263
Goldman Sachs Group Inc. (The)	60,651	6,671,003
JP Morgan Chase & Co.	481,319	16,653,637
Lehman Brothers Holdings Inc.[1]	37,396	3,521,207
Merrill Lynch & Co. Inc.	126,086	7,136,468
Morgan Stanley	150,720	8,628,720

		82,577,837

ELECTRIC – 1.58%
AES Corp. (The)[1,2]	87,709	1,436,673
American Electric Power Co. Inc.[1]	51,830	1,765,330
Entergy Corp.	28,824	2,036,704
Exelon Corp.	90,063	4,132,991
Southern Co. (The)[1]	100,644	3,203,499

		12,575,197

FOOD – 0.68%
Campbell Soup Co.	44,018	1,277,402
Heinz (H.J.) Co.[1]	47,327	1,743,527
Sara Lee Corp.[1]	106,747	2,365,514

		5,386,443

FOREST PRODUCTS & PAPER – 0.59%
International Paper Co.[1]	66,312	2,439,618
Weyerhaeuser Co.[1]	32,820	2,248,170

		4,687,788

HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp.	10,841	856,331

		856,331

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2005

Security	Shares	Value
HEALTH CARE-PRODUCTS – 4.81%
Baxter International Inc.	83,962	$2,853,029
Johnson & Johnson	402,747	27,048,489
Medtronic Inc.	163,832	8,347,240

		38,248,758

HEALTH CARE-SERVICES – 0.37%
HCA Inc.[1]	55,681	2,982,831

		2,982,831

INSURANCE – 3.63%
Allstate Corp. (The)	92,007	4,973,898
American International Group Inc.[1]	352,764	19,546,653
CIGNA Corp.[1]	17,782	1,587,933
Hartford Financial Services Group Inc.[1]	40,067	2,746,994

		28,855,478

IRON & STEEL – 0.04%
Allegheny Technologies Inc.	12,064	290,863

		290,863

LODGING – 0.13%
Harrah’s Entertainment Inc.	15,669	1,011,904

		1,011,904

MACHINERY – 0.17%
Rockwell Automation Inc.	23,657	1,339,932

		1,339,932

MANUFACTURING – 9.49%
Eastman Kodak Co.[1]	38,758	1,261,573
General Electric Co.	1,435,499	51,764,094
Honeywell International Inc.	115,255	4,288,639
3M Co.	104,628	8,965,573
Tyco International Ltd.	272,691	9,216,956

		75,496,835

MEDIA – 4.97%
Clear Channel Communications Inc.[1]	71,284	2,457,159
Comcast Corp. Class A2	299,620	10,121,164
Time Warner Inc.[2]	622,496	10,924,805
Viacom Inc. Class B	230,954	8,044,128
Walt Disney Co. (The)	277,322	7,967,461

		39,514,717

MINING – 0.45%
Alcoa Inc.[1]	118,071	3,588,178

		3,588,178

OFFICE & BUSINESS EQUIPMENT – 0.25%
Xerox Corp.[1,2]	129,457	1,961,274

		1,961,274

OIL & GAS – 6.48%
Exxon Mobil Corp.	864,804	51,542,318

		51,542,318

OIL & GAS SERVICES – 1.33%
Baker Hughes Inc.[1]	45,730	2,034,528
Halliburton Co.	68,347	2,956,008
Schlumberger Ltd.[1]	79,868	5,629,097

		10,619,633

PHARMACEUTICALS – 5.40%
Bristol-Myers Squibb Co.[1]	264,695	6,739,135
Merck & Co. Inc.	299,080	9,681,220
Pfizer Inc.	1,010,454	26,544,627

		42,964,982

PIPELINES – 0.30%
El Paso Corp.[1]	86,906	919,465
Williams Companies Inc.	77,093	1,450,119

		2,369,584

RETAIL – 5.55%
Home Depot Inc.	297,438	11,374,029
Limited Brands Inc.[1]	51,641	1,254,876
May Department Stores Co. (The)	39,473	1,461,290
McDonald’s Corp.	172,323	5,366,138
OfficeMax Inc.[1]	12,610	422,435
RadioShack Corp.	21,391	524,080
Sears Holdings Corp.[2]	1	89
Toys R Us Inc.[2]	29,053	748,405
Wal-Mart Stores Inc.	458,851	22,993,024

		44,144,366

SEMICONDUCTORS – 3.33%
Intel Corp.	843,383	19,591,787
National Semiconductor Corp.	48,012	989,527
Texas Instruments Inc.	233,169	5,943,478

		26,524,792

SOFTWARE – 5.12%
Microsoft Corp.	1,370,436	33,123,438
Oracle Corp.[2]	608,646	7,595,902

		40,719,340

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 5.98%
AT&T Corp.	108,230	$2,029,313
Cisco Systems Inc.[2]	875,490	15,662,516
Lucent Technologies Inc.[1,2]	599,094	1,647,509
Nextel Communications Inc. Class A2	152,641	4,338,057
SBC Communications Inc.	447,438	10,599,806
Verizon Communications Inc.[1]	375,176	13,318,748

		47,595,949

TRANSPORTATION – 1.08%
Burlington Northern Santa Fe Corp.[1]	51,262	2,764,560
FedEx Corp.	40,817	3,834,757
Norfolk Southern Corp.[1]	54,123	2,005,257

		8,604,574

TOTAL COMMON STOCKS (Cost: $835,597,092)		794,343,452

SHORT-TERM INVESTMENTS – 7.62%

COMMERCIAL PAPER[3] – 1.69%
Amstel Funding Corp.
2.95%, 08/19/05	$100,156	99,001
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	1,701,880	1,700,009
ANZ National Bank Ltd.
2.94%, 08/15/05	120,479	119,143
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	204,814	204,489
Cantabric Finance LLC
2.80%, 04/29/05	130,117	129,833
Chariot Funding LLC
2.70%, 04/06/05	65,058	65,034
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	243,367	243,160
Corporate Asset Funding
2.75%, 05/05/05	168,670	168,232
CRC Funding LLC
2.74%, 04/28/05	120,479	120,231
DEPFA Bank PLC
2.28%, 05/03/05	120,479	120,235

Security	Principal	Value
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	$819,254	$815,334
Fairway Finance LLC
3.15%, 09/15/05	214,343	211,211
Falcon Asset Securitization Corp.
2.75%, 04/14/05	96,383	96,287
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	298,787	298,192
Fortis Funding LLC
2.35%, 05/09/05	337,340	336,503
General Electric Capital Corp.
2.74%, 07/07/05	120,479	119,589
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	684,935	683,626
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	722,871	713,981
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	1,861,895	1,859,547
Kitty Hawk Funding Corp.
2.75%, 04/15/05	335,979	335,619
Liberty Street Funding Corp.
2.80%, 04/20/05	120,794	120,616
Moat Funding LLC
2.74%, 05/02/05	168,670	168,272
Mortgage Interest Networking Trust
2.77%, 04/13/05	199,994	199,810
New Center Asset Trust
2.80%, 04/15/05	240,957	240,695
Nordea North America Inc.
2.74%, 07/11/05	120,479	119,552
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	274,848	274,506
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	775,810	774,699

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2005

Security	Principal	Value
Polonius Inc.
2.82%, 04/28/05	$199,994	$199,571
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	207,522	207,313
Ranger Funding Co. LLC
2.75%, 04/14/05	361,436	361,077
Santander Central Hispano
2.75%, 07/08/05	301,196	298,946
Scaldis Capital LLC
2.75%, 07/08/05	60,307	59,855
Societe Generale
2.75%, 05/03/05	216,861	216,331
Sydney Capital Corp.
2.75%, 04/12/05	420,639	420,285
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	209,633	209,323
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	209,956	209,742
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	157,135	156,979
Tulip Funding Corp.
2.71%, 04/08/05	199,260	199,155
Variable Funding Capital Corp.
2.80%, 04/20/05	185,537	185,263
Yorktown Capital LLC
2.80%, 04/20/05	378,303	377,744

		13,438,990

FLOATING RATE NOTES[3] – 2.40%
Allstate Life Global Funding II
2.74%, 01/10/06[4]	110,840	110,844
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	843,350	843,487
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	156,622	156,586
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05[4]	783,111	783,173
BMW US Capital LLC
2.82%, 04/18/06[4]	240,957	240,957
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	819,254	819,115
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05[4]	722,871	722,843
Commodore CDO Ltd.
3.08%, 12/12/05	60,239	60,239
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	722,871	722,777
DEPFA Bank PLC
2.99%, 12/15/05	240,957	240,957
Dorada Finance Inc.
2.66%, 07/29/05[4]	199,994	199,975
Fairway Finance LLC
2.80%, 06/20/05	120,479	120,476
Fifth Third Bancorp
2.81%, 02/23/06[4]	481,914	481,915
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06[4]	313,244	313,257
General Electric Capital Corp.
2.86%, 03/09/06	108,431	108,569
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	87,980	87,980
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	156,622	156,622
Hartford Life Global Funding Trust
2.80%, 02/15/06	240,957	240,957
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	722,871	722,871
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06[4]	1,084,307	1,084,324
Leafs LLC
2.85%, 01/20/06 - 02/21/06[4]	253,005	253,005

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2005

Security	Principal	Value
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06[4]	$987,924	$988,146
Lothian Mortgages PLC
2.84%, 01/24/06[4]	481,914	481,915
Marshall & Ilsley Corp.
2.95%, 02/20/06	240,957	241,213
MetLife Funding Inc.
2.74%, 03/06/06[4]	361,436	361,436
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	602,393	602,359
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06[4]	891,541	891,711
Norddeutsche Landesbank
2.63%, 07/27/05	240,957	240,930
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06[4]	722,871	722,872
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	855,398	855,398
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06[4]	132,526	132,500
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06[4]	1,228,881	1,228,930
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05[4]	741,425	741,401
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	722,871	722,872
Wells Fargo & Co.
2.78%, 03/15/06[4]	120,479	120,495
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06[4]	843,350	843,287
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06[4]	1,214,424	1,214,343

Security	Shares or Principal	Value
Winston Funding Ltd.
2.75%, 04/25/05[4]	$172,043	$172,044
World Savings Bank
2.71%, 09/09/05	84,335	84,332

		19,117,113

MONEY MARKET FUNDS – 0.77%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	963,829	963,829
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	4,972,606	4,972,606
BlackRock Temp Cash Money Market Fund[3]	44,937	44,937
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	101,004	101,004

		6,082,376

REPURCHASE AGREEMENTS[3] – 1.73%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $5,301,483 and effective yields of 2.89% - 2.90%.[6]	$5,301,058	5,301,058
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $4,819,530 and an effective yield of 2.89%.[6]	4,819,143	4,819,143
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $3,614,647 and an effective yield of 2.89%.[6]	3,614,358	3,614,358

		13,734,559

TIME DEPOSITS[3] – 0.95%
Abbey National Treasury Services PLC
1.39%, 04/08/05	168,670	168,670

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2005

Security	Principal	Value
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	$240,957	$240,957
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	337,340	337,340
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	313,244	313,244
First Tennessee Bank
2.77%, 04/15/05	120,479	120,479
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	298,787	298,787
Natexis Banques
2.98%, 08/18/05	240,957	240,957
Norddeutsche Landesbank
2.11%, 06/07/05	240,957	240,948
Rabobank Nederland NV NY
2.84%, 04/01/05	1,772,975	1,772,975
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	590,345	590,346
SunTrust Bank
2.68%, 05/03/05	240,957	240,936
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	819,254	819,230
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	433,723	433,721
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	1,192,738	1,192,738
Wells Fargo Bank N.A.
2.79%, 04/15/05	240,957	240,956
World Savings Bank
2.75%, 05/03/05	337,340	337,340

		7,589,624

U.S. GOVERNMENT AGENCY NOTES[3] – 0.08%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	288,794	288,403
Federal National Mortgage Association
2.33%, 07/22/05	361,436	358,821

		647,224

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,609,886)		60,609,886

TOTAL INVESTMENTS IN SECURITIES – 107.48% (Cost: $896,206,978)		854,953,338
Other Assets, Less Liabilities – (7.48%)		(59,536,559)

NET ASSETS – 100.00%		$795,416,779

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.72%

AUSTRALIA – 0.71%
BHP Billiton Ltd.	176,845	$2,444,570

		2,444,570

BELGIUM – 0.46%
Fortis[1]	55,031	1,572,032

		1,572,032

CANADA – 0.36%
Alcan Inc.	18,205	690,334
Nortel Networks Corp.[2]	196,846	535,292

		1,225,626

FINLAND – 0.97%
Nokia OYJ ADR[2]	215,152	3,319,795

		3,319,795

FRANCE – 6.86%
Alcatel SA1,[2]	57,960	705,067
AXA[1]	72,433	1,934,527
BNP Paribas SA	37,968	2,696,710
Carrefour SA1	29,041	1,545,204
France Telecom SA	67,009	2,011,738
L’Oreal SA1	14,125	1,133,579
Sanofi-Aventis[1]	45,470	3,844,135
Suez SA	44,296	1,195,139
Total SA1	29,380	6,892,161
Vivendi Universal SA2	50,285	1,544,289

		23,502,549

GERMANY – 5.03%
Allianz AG1	15,933	2,028,282
BASF AG1	24,634	1,750,932
Bayer AG1	33,674	1,114,680
DaimlerChrysler AG Registered[1]	37,742	1,693,745
Deutsche Bank AG1	25,538	2,208,825
Deutsche Telekom AG1,2	113,113	2,263,913
E.ON AG1	30,171	2,595,425
Siemens AG1	38,985	3,093,212
Volkswagen AG1	10,331	493,028

		17,242,042

ITALY – 0.50%
Assicurazioni Generali SpA[1]	52,997	1,715,051

		1,715,051

JAPAN – 4.95%
Canon Inc.	45,200	2,429,880
Fuji Photo Film Co. Ltd.	22,600	828,272
Hitachi Ltd.	113,000	703,609
Honda Motor Co. Ltd.	33,900	1,701,973
Ito-Yokado Co. Ltd.	11,300	452,169
Matsushita Electric Industrial Co. Ltd.[1]	113,000	1,669,222
Mitsubishi Tokyo Financial Group Inc.	113	982,517
Nissan Motor Co. Ltd.	124,300	1,277,166
Sony Corp.[1]	45,200	1,804,450
Toshiba Corp.[1]	113,000	473,298
Toyota Motor Corp.	124,300	4,636,846

		16,959,402

NETHERLANDS – 4.45%
ABN AMRO Holding NV	79,552	1,978,880
Aegon NV	63,167	854,609
ING Groep NV	102,152	3,093,351
Koninklijke Philips Electronics NV1,2	61,133	1,682,380
Royal Dutch Petroleum Co. NYS	97,293	5,841,472
Unilever NV NYS[1]	26,442	1,809,162

		15,259,854

SOUTH KOREA – 1.00%
Samsung Electronics Co. Ltd. GDR	13,786	3,412,035

		3,412,035

SPAIN – 3.34%
Banco Bilbao Vizcaya Argentaria SA	159,669	2,606,373
Banco Santander Central Hispano SA1	291,201	3,553,734
Repsol YPF SA1	46,782	1,241,541
Telefonica SA1	231,650	4,046,299

		11,447,947

SWEDEN – 0.59%
Telefonaktiebolaget LM Ericsson AB ADR[1,2]	72,207	2,036,237

		2,036,237

SWITZERLAND – 5.26%
Credit Suisse Group[2]	54,014	2,327,057
Nestle SA1	18,984	5,212,278
Novartis AG	113,452	5,311,370

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2005

Security	Shares	Value
Swiss Re	15,029	$1,079,985
UBS AG Registered[1]	48,590	4,117,451

		18,048,141

UNITED KINGDOM – 12.08%
AstraZeneca PLC	77,631	3,059,985
Barclays PLC[3]	303,857	3,106,250
BP PLC	995,417	10,316,956
Diageo PLC	138,764	1,956,075
GlaxoSmithKline PLC	271,313	6,218,724
HSBC Holdings PLC	517,427	8,183,601
Reuters Group PLC	69,382	534,905
Vodafone Group PLC	3,029,078	8,041,863

		41,418,359

UNITED STATES – 53.16%
Altria Group Inc.	96,163	6,288,099
American International Group Inc.	120,571	6,680,839
AT&T Corp.	36,499	684,356
Bristol-Myers Squibb Co.[1]	90,400	2,301,584
ChevronTexaco Corp.	97,858	5,706,100
Citigroup Inc.	241,820	10,867,391
Coca-Cola Co. (The)	104,751	4,364,974
Colgate-Palmolive Co.	24,860	1,296,946
Dell Inc.[2]	101,813	3,911,655
Dow Chemical Co. (The)	44,522	2,219,422
Du Pont (E.I.) de Nemours and Co.	46,443	2,379,739
EMC Corp.[2]	111,983	1,379,631
Exxon Mobil Corp.	298,433	17,786,607
Ford Motor Co.[1]	85,654	970,460
General Electric Co.	493,245	17,786,433
General Motors Corp.[1]	26,216	770,488
Gillette Co. (The)	41,358	2,087,752
Hewlett-Packard Co.	127,012	2,786,643
Intel Corp.	290,297	6,743,599
International Business Machines Corp.	76,727	7,011,313
Johnson & Johnson	137,860	9,258,678
JP Morgan Chase & Co.	166,336	5,755,226
Kimberly-Clark Corp.	22,035	1,448,361
Lucent Technologies Inc.[2]	208,265	572,729
McDonald’s Corp.	60,003	1,868,493
Merck & Co. Inc.[1]	103,847	3,361,527
Microsoft Corp.	446,915	10,801,936

Security	Shares or Principal	Value
Morgan Stanley[1]	51,867	$2,969,386
News Corp. Class A	113,791	1,925,344
PepsiCo Inc.	78,648	4,170,703
Pfizer Inc.	349,961	9,193,475
Procter & Gamble Co.[1]	117,972	6,252,516
Texas Instruments Inc.	80,117	2,042,182
3M Co.	37,516	3,214,746
Time Warner Inc.[2]	213,118	3,740,221
Tyco International Ltd.	93,903	3,173,921
United Technologies Corp.	23,730	2,412,392
Wal-Mart Stores Inc.	120,345	6,030,488

		182,216,355

TOTAL COMMON STOCKS (Cost: $331,170,554)		341,819,995

SHORT-TERM INVESTMENTS – 14.97%

COMMERCIAL PAPER[4] – 3.61%
Amstel Funding Corp.
2.95%, 08/19/05	$92,167	91,110
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	1,566,132	1,564,393
ANZ National Bank Ltd.
2.94%, 08/15/05	110,869	109,639
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	188,477	188,179
Cantabric Finance LLC
2.80%, 04/29/05	119,738	119,478
Chariot Funding LLC
2.70%, 04/06/05	59,869	59,847
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	223,955	223,765
Corporate Asset Funding
2.75%, 05/05/05	155,216	154,813
CRC Funding LLC
2.74%, 04/28/05	110,869	110,641
DEPFA Bank PLC
2.28%, 05/03/05	110,869	110,645

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2005

Security	Principal	Value
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	$753,908	$750,300
Fairway Finance LLC
3.15%, 09/15/05	197,247	194,364
Falcon Asset Securitization Corp.
2.75%, 04/14/05	88,695	88,608
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	274,955	274,408
Fortis Funding LLC
2.35%, 05/09/05	310,433	309,663
General Electric Capital Corp.
2.74%, 07/07/05	110,869	110,050
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	630,302	629,098
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	665,213	657,032
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	1,713,384	1,711,224
Kitty Hawk Funding Corp.
2.75%, 04/15/05	309,180	308,850
Liberty Street Funding Corp.
2.80%, 04/20/05	111,159	110,995
Moat Funding LLC
2.74%, 05/02/05	155,216	154,850
Mortgage Interest Networking Trust
2.77%, 04/13/05	184,042	183,872
New Center Asset Trust
2.80%, 04/15/05	221,738	221,497
Nordea North America Inc.
2.74%, 07/11/05	110,869	110,017
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	252,925	252,611
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	713,928	712,906
Polonius Inc.
2.82%, 04/28/05	184,042	183,653
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	190,969	190,777
Ranger Funding Co. LLC
2.75%, 04/14/05	332,606	332,277
Santander Central Hispano
2.75%, 07/08/05	277,172	275,101
Scaldis Capital LLC
2.75%, 07/08/05	55,496	55,081
Societe Generale
2.75%, 05/03/05	199,564	199,076
Sydney Capital Corp.
2.75%, 04/12/05	387,087	386,762
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	192,912	192,627
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	193,209	193,012
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	144,602	144,458
Tulip Funding Corp.
2.71%, 04/08/05	183,366	183,269
Variable Funding Capital Corp.
2.80%, 04/20/05	170,738	170,486
Yorktown Capital LLC
2.80%, 04/20/05	348,128	347,614

		12,367,048

FLOATING RATE NOTES[4] – 5.13%
Allstate Life Global Funding II
2.74%, 01/10/06[5]	101,999	102,002
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	776,081	776,207
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	144,129	144,096
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05[5]	720,647	720,704

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2005

Security	Principal	Value
BMW US Capital LLC
2.82%, 04/18/06[5]	$221,738	$221,738
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	753,908	753,779
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05[5]	665,213	665,187
Commodore CDO Ltd.
3.08%, 12/12/05	55,434	55,434
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	665,213	665,125
DEPFA Bank PLC
2.99%, 12/15/05	221,738	221,738
Dorada Finance Inc.
2.66%, 07/29/05[5]	184,042	184,024
Fairway Finance LLC
2.80%, 06/20/05	110,869	110,866
Fifth Third Bancorp
2.81%, 02/23/06[5]	443,475	443,476
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06[5]	288,259	288,271
General Electric Capital Corp.
2.86%, 03/09/06	99,782	99,909
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	80,962	80,962
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	144,129	144,129
Hartford Life Global Funding Trust
2.80%, 02/15/06	221,738	221,738
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	665,213	665,214
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06[5]	997,819	997,834
Leafs LLC
2.85%, 01/20/06 - 02/21/06[5]	232,824	232,824
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06[5]	909,124	909,328
Lothian Mortgages PLC
2.84%, 01/24/06[5]	443,475	443,476
Marshall & Ilsley Corp.
2.95%, 02/20/06	221,738	221,973
MetLife Funding Inc.
2.74%, 03/06/06[5]	332,606	332,606
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	554,344	554,311
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06[5]	820,429	820,586
Norddeutsche Landesbank
2.63%, 07/27/05	221,738	221,713
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06[5]	665,213	665,214
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	787,168	787,168
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06[5]	121,956	121,932
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06[5]	1,130,862	1,130,906
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05[5]	682,286	682,266
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	665,213	665,212
Wells Fargo & Co.
2.78%, 03/15/06[5]	110,869	110,883
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06[5]	776,081	776,023
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06[5]	1,117,557	1,117,483

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
Winston Funding Ltd.
2.75%, 04/25/05[5]	$158,321	$158,321
World Savings Bank
2.71%, 09/09/05	77,608	77,605

		17,592,263

MONEY MARKET FUNDS – 0.33%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,4]	886,950	886,950
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares [3]	106,651	106,651
BlackRock Temp Cash Money Market Fund[4]	41,352	41,352
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares [4]	92,948	92,948

		1,127,901

REPURCHASE AGREEMENTS[4] – 3.69%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $4,878,618 and effective yields of 2.89% - 2.90%.[6]	$4,878,227	4,878,227
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $4,435,107 and an effective yield of 2.89%.[6]	4,434,751	4,434,751
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $3,326,330 and an effective yield of 2.89%.[6]	3,326,064	3,326,064

		12,639,042

TIME DEPOSITS[4] – 2.04%
Abbey National Treasury Services PLC
1.39%, 04/08/05	155,216	155,216

Security	Principal	Value
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	$221,738	$221,738
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	310,433	310,433
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	288,259	288,259
First Tennessee Bank
2.77%, 04/15/05	110,869	110,869
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	274,955	274,955
Natexis Banques
2.98%, 08/18/05	221,738	221,738
Norddeutsche Landesbank
2.11%, 06/07/05	221,738	221,729
Rabobank Nederland NV NY
2.84%, 04/01/05	1,631,556	1,631,557
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	543,257	543,257
SunTrust Bank
2.68%, 05/03/05	221,738	221,718
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	753,908	753,886
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	399,128	399,126
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	1,097,601	1,097,601
Wells Fargo Bank N.A.
2.79%, 04/15/05	221,738	221,737
World Savings Bank
2.75%, 05/03/05	310,433	310,433

		6,984,252

U.S. GOVERNMENT AGENCY NOTES[4] – 0.17%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	265,759	265,398

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2005

Security	Principal	Value
Federal National Mortgage Association
2.33%, 07/22/05	$332,606	$330,200

		595,598

TOTAL SHORT-TERM INVESTMENTS (Cost: $51,306,104)		51,306,104

TOTAL INVESTMENTS IN SECURITIES – 114.69% (Cost: $382,476,658)		393,126,099
Other Assets, Less Liabilities – (14.69%)		(50,344,251)

NET ASSETS – 100.00%		$342,781,848

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NYS - New York Registered Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS – 98.83%

ARGENTINA – 0.21%
Petrobras Energia Participaciones SA ADR[1]	13,035	$159,027
Tenaris SA ADR	8,580	527,756

		686,783

CANADA – 8.14%
Canadian Natural Resources Ltd.	52,884	2,988,098
Enbridge Inc.	22,542	1,158,914
EnCana Corp.	92,586	6,537,688
Husky Energy Inc.	28,314	850,227
Imperial Oil Ltd.	40,170	3,055,291
Nexen Inc.	11,154	610,319
Petro-Canada	38,532	2,237,362
Precision Drilling Corp.[1]	4,524	338,407
Suncor Energy Inc.	107,295	4,321,598
Talisman Energy Inc.	75,582	2,585,725
TransCanada Corp.	66,222	1,632,219

		26,315,848

CHINA – 0.74%
PetroChina Co. Ltd. ADR[2]	37,986	2,401,475

		2,401,475

FRANCE – 7.62%
Total SA2	105,066	24,647,099

		24,647,099

ITALY – 4.17%
Eni SpA[2]	517,608	13,474,366

		13,474,366

JAPAN – 0.59%
Nippon Oil Corp.	156,000	1,109,910
TonenGeneral Sekiyu K.K.[2]	78,000	801,440

		1,911,350

NETHERLANDS – 6.10%
Royal Dutch Petroleum Co.[2]	329,160	19,729,804

		19,729,804

NORWAY – 1.68%
Norsk Hydro ASA ADR	42,926	3,583,892
Statoil ASA ADR[2]	107,016	1,834,254

		5,418,146

SPAIN – 1.77%
Repsol YPF SA ADR[2]	215,592	5,723,968

		5,723,968

UNITED KINGDOM – 17.80%
BG Group PLC	776,802	6,036,513
BP PLC	3,611,946	37,435,855
Shell Transport & Trading Co. PLC	1,566,708	14,062,144

		57,534,512

UNITED STATES – 50.01%
Amerada Hess Corp.[2]	21,606	2,078,714
Anadarko Petroleum Corp.	40,716	3,098,488
Apache Corp.	63,024	3,858,960
Ashland Inc.	11,232	757,823
Baker Hughes Inc.[2]	51,948	2,311,167
BJ Services Co.[2]	24,648	1,278,738
Burlington Resources Inc.[2]	80,496	4,030,435
ChevronTexaco Corp.	274,716	16,018,690
ConocoPhillips	133,146	14,358,465
Devon Energy Corp.[2]	76,596	3,657,459
El Paso Corp.[2]	101,166	1,070,336
EOG Resources Inc.[2]	53,820	2,623,187
Exxon Mobil Corp.	1,111,890	66,268,644
Halliburton Co.	74,490	3,221,692
Kerr-McGee Corp.	15,756	1,234,167
Kinder Morgan Inc.	19,266	1,458,436
Marathon Oil Corp.	66,066	3,099,817
Nabors Industries Ltd.[1]	25,350	1,499,199
National Oilwell Varco Inc.[1]	11,310	528,177
Noble Corp.	18,408	1,034,714
Occidental Petroleum Corp.	86,268	6,139,694
Rowan Companies Inc.	15,522	464,573
Schlumberger Ltd.[2]	101,322	7,141,175
Sunoco Inc.[2]	22,308	2,309,324
Transocean Inc.[1]	49,998	2,572,897
Unocal Corp.[2]	65,754	4,056,364
Valero Energy Corp.	37,050	2,714,653
Williams Companies Inc.	84,864	1,596,292
XTO Energy Inc.	36,036	1,183,422

		161,665,702

TOTAL COMMON STOCKS (Cost: $255,146,614)		319,509,053

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
PREFERRED STOCKS – 0.95%

BRAZIL – 0.95%
Petroleo Brasileiro SA ADR[2]	80,100	$3,081,447

		3,081,447

TOTAL PREFERRED STOCKS (Cost: $2,365,282)		3,081,447

SHORT-TERM INVESTMENTS – 10.49%

COMMERCIAL PAPER[3] – 2.51%
Amstel Funding Corp.
2.95%, 08/19/05	$60,530	59,836
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	1,028,541	1,027,410
ANZ National Bank Ltd.
2.94%, 08/15/05	72,812	72,005
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	123,780	123,584
Cantabric Finance LLC
2.80%, 04/29/05	78,637	78,466
Chariot Funding LLC
2.70%, 04/06/05	39,318	39,304
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	147,080	146,956
Corporate Asset Funding
2.75%, 05/05/05	101,937	101,672
CRC Funding LLC
2.74%, 04/28/05	72,812	72,662
DEPFA Bank PLC
2.28%, 05/03/05	72,812	72,665
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	495,121	492,752
Fairway Finance LLC
3.15%, 09/15/05	129,540	127,647
Falcon Asset Securitization Corp.
2.75%, 04/14/05	58,250	58,192

Security	Principal	Value
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	$180,574	$180,214
Fortis Funding LLC
2.35%, 05/09/05	203,873	203,368
General Electric Capital Corp.
2.74%, 07/07/05	72,812	72,274
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	413,944	413,153
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	436,871	431,499
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	1,125,247	1,123,827
Kitty Hawk Funding Corp.
2.75%, 04/15/05	203,051	202,833
Liberty Street Funding Corp.
2.80%, 04/20/05	73,003	72,895
Moat Funding LLC
2.74%, 05/02/05	101,937	101,696
Mortgage Interest Networking Trust
2.77%, 04/13/05	120,868	120,756
New Center Asset Trust
2.80%, 04/15/05	145,624	145,465
Nordea North America Inc.
2.74%, 07/11/05	72,812	72,252
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	166,106	165,900
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	468,865	468,193
Polonius Inc.
2.82%, 04/28/05	120,868	120,612
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	125,417	125,292
Ranger Funding Co. LLC
2.75%, 04/14/05	218,436	218,219

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
Santander Central Hispano
2.75%, 07/08/05	$182,030	$180,670
Scaldis Capital LLC
2.75%, 07/08/05	36,447	36,174
Societe Generale
2.75%, 05/03/05	131,061	130,741
Sydney Capital Corp.
2.75%, 04/12/05	254,216	254,002
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	126,693	126,506
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	126,888	126,758
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	94,966	94,871
Tulip Funding Corp.
2.71%, 04/08/05	120,424	120,360
Variable Funding Capital Corp.
2.80%, 04/20/05	112,130	111,965
Yorktown Capital LLC
2.80%, 04/20/05	228,629	228,292

		8,121,938

FLOATING RATE NOTES[3] – 3.57%
Allstate Life Global Funding II
2.74%, 01/10/06[4]	66,987	66,989
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	509,683	509,766
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	94,655	94,634
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05[4]	473,277	473,315
BMW US Capital LLC
2.82%, 04/18/06[4]	145,624	145,624
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	495,121	495,037
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05[4]	436,871	436,854
Commodore CDO Ltd.
3.08%, 12/12/05	36,406	36,406
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	436,871	436,814
DEPFA Bank PLC
2.99%, 12/15/05	145,624	145,624
Dorada Finance Inc.
2.66%, 07/29/05[4]	120,868	120,856
Fairway Finance LLC
2.80%, 06/20/05	72,812	72,810
Fifth Third Bancorp
2.81%, 02/23/06[4]	291,248	291,248
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06[4]	189,311	189,319
General Electric Capital Corp.
2.86%, 03/09/06	65,531	65,614
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	53,171	53,171
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	94,655	94,655
Hartford Life Global Funding Trust
2.80%, 02/15/06	145,624	145,624
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	436,871	436,872
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06[4]	655,307	655,317
Leafs LLC
2.85%, 01/20/06 - 02/21/06[4]	152,905	152,905
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06[4]	597,058	597,192

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
Lothian Mortgages PLC
2.84%, 01/24/06[4]	$291,248	$291,248
Marshall & Ilsley Corp.
2.95%, 02/20/06	145,624	145,779
MetLife Funding Inc.
2.74%, 03/06/06[4]	218,436	218,436
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	364,060	364,038
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06[4]	538,808	538,911
Norddeutsche Landesbank
2.63%, 07/27/05	145,624	145,608
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06[4]	436,871	436,872
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	516,965	516,965
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06[4]	80,093	80,077
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06[4]	742,682	742,709
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05[4]	448,085	448,070
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	436,871	436,872
Wells Fargo & Co.
2.78%, 03/15/06[4]	72,812	72,822
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06[4]	509,683	509,645
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06[4]	733,944	733,895

Security	Shares or Principal	Value
Winston Funding Ltd.
2.75%, 04/25/05[4]	$103,975	$103,975
World Savings Bank
2.71%, 09/09/05	50,968	50,967

		11,553,535

MONEY MARKET FUNDS – 0.30%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares [3,5]	582,495	582,495
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	288,579	288,579
BlackRock Temp Cash Money Market Fund[3]	27,158	27,158
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	61,042	61,042

		959,274

REPURCHASE AGREEMENTS[3] – 2.57%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $3,203,982 and effective yields of 2.89% - 2.90%.[6]	$3,203,724	3,203,724
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,912,710 and an effective yield of 2.89%.[6]	2,912,477	2,912,477
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,184,533 and an effective yield of 2.89%.[6]	2,184,357	2,184,357

		8,300,558

TIME DEPOSITS[3] – 1.42%
Abbey National Treasury Services PLC
1.39%, 04/08/05	101,937	101,931

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	$145,624	$145,624
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	203,873	203,874
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	189,311	189,311
First Tennessee Bank
2.77%, 04/15/05	72,812	72,812
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	180,574	180,573
Natexis Banques
2.98%, 08/18/05	145,624	145,624
Norddeutsche Landesbank
2.11%, 06/07/05	145,624	145,619
Rabobank Nederland NV NY
2.84%, 04/01/05	1,071,507	1,071,507
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	356,778	356,779
SunTrust Bank
2.68%, 05/03/05	145,624	145,611
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	495,121	495,106
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	262,123	262,122
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	720,838	720,838
Wells Fargo Bank N.A.
2.79%, 04/15/05	145,624	145,623
World Savings Bank
2.75%, 05/03/05	203,873	203,873

		4,586,827

U.S. GOVERNMENT AGENCY NOTES[3] – 0.12%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	174,535	174,299
Federal National Mortgage Association
2.33%, 07/22/05	218,436	216,856

		391,155

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,913,287)		33,913,287

TOTAL INVESTMENTS IN SECURITIES – 110.27% (Cost: $291,425,183)		356,503,787
Other Assets, Less Liabilities – (10.27%)		(33,207,752)

NET ASSETS – 100.00%		$323,296,035

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.31%

AUSTRALIA – 4.74%
AMP Ltd.	28,182	$154,345
Australia and New Zealand Banking Group Ltd.	27,525	439,040
AXA Asia Pacific Holdings Ltd.	18,920	61,469
Commonwealth Bank of Australia	19,712	533,078
General Property Trust	25,039	68,760
Insurance Australia Group Ltd.	23,673	116,100
Lend Lease Corp. Ltd.	6,908	67,330
Macquarie Bank Ltd.	3,457	128,440
Mirvac Group	8,691	29,648
National Australia Bank Ltd.[1]	24,266	532,157
Promina Group Ltd.	13,046	49,853
QBE Insurance Group Ltd.	10,076	116,057
St. George Bank Ltd.	6,820	129,252
Stockland Trust Group	18,942	85,571
Suncorp-Metway Ltd.	8,316	124,990
Westfield Group	22,242	278,554
Westpac Banking Corp.	29,282	431,050

		3,345,694

BELGIUM – 1.61%
Dexia Group[1]	10,912	260,236
Fortis	18,040	515,336
Groupe Bruxelles Lambert SA	968	88,505
KBC Groupe SA1	3,241	274,001

		1,138,078

BRAZIL – 0.42%
Banco Bradesco SA ADR[1]	4,224	122,496
Banco Itau Holding Financiera SA ADR	1,540	124,971
Unibanco - Uniao de Bancos Brasileiros SA GDR	1,540	52,945

		300,412

CANADA – 4.63%
Bank of Montreal	7,436	345,294
Bank of Nova Scotia	15,224	497,673
Brascan Corp. Class A	2,904	109,694
Canadian Imperial Bank of Commerce	5,456	330,828
Manulife Financial Corp.	11,906	568,311
National Bank of Canada	2,530	109,514
Royal Bank of Canada	9,878	600,592
Sun Life Financial Inc.	8,932	291,249
Toronto-Dominion Bank	10,054	416,337

		3,269,492

CHILE – 0.10%
Banco de Chile ADR	838	28,408
Banco Santander Chile SA ADR	1,322	43,798

		72,206

DENMARK – 0.30%
Danske Bank A/S1	7,194	209,274

		209,274

FRANCE – 3.47%
Assurances Generales de France[1]	1,144	90,100
AXA[1]	23,078	616,363
BNP Paribas SA1	11,902	845,350
Credit Agricole SA1	10,538	287,199
Societe Generale Class A	5,896	614,168

		2,453,180

GERMANY – 3.20%
Allianz AG1	5,043	641,977
Bayerische Hypo-Und Vereinsbank AG2	8,824	216,403
Commerzbank AG1,2	6,820	148,377
Deutsche Bank AG1	8,206	709,751
Deutsche Boerse AG1	1,738	131,010
Hypo Real Estate Holding AG1,2	1,698	70,949
MLP AG1	1,012	14,744
Muenchener Rueckversicherungs-Gesellschaft AG1	2,706	326,856

		2,260,067

GREECE – 0.23%
National Bank of Greece SA ADR	23,304	160,331

		160,331

HONG KONG – 1.07%
BOC Hong Kong Holdings Ltd.	55,000	101,194
Cheung Kong (Holdings) Ltd.	22,000	195,337
Hang Seng Bank Ltd.	13,200	175,168
Sun Hung Kai Properties Ltd.	22,000	199,568
Swire Pacific Ltd. Class A	11,000	87,091

		758,358

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2005

Security	Shares	Value
IRELAND – 0.68%
Allied Irish Banks PLC	12,628	$265,054
Bank of Ireland	13,711	216,507

		481,561

ITALY – 3.58%
Alleanza Assicurazioni SpA[1]	8,074	105,668
Assicurazioni Generali SpA[1]	16,588	536,809
Banca Fideuram SpA[1]	6,732	34,516
Banca Intesa SpA[1]	68,002	346,445
Banca Monte dei Paschi di Siena SpA[1]	16,830	56,761
Banca Nazionale del Lavoro SpA[1,2]	28,082	90,512
Banche Popolari Unite SCRL	4,730	99,464
Banco Popolare di Verona e Novara SCRL[1]	4,708	88,049
Capitalia SpA[1]	25,240	131,787
FinecoGroup SpA[1,2]	3,926	34,696
Mediobanca SpA[1]	8,559	148,946
Mediolanum SpA[1]	4,422	30,258
Riunione Adriatica di Sicurta SpA[1]	5,104	120,396
Sanpaolo IMI SpA[1]	18,054	283,444
Unicredito Italiano SpA[1]	71,896	423,282

		2,531,033

JAPAN – 5.21%
Acom Co. Ltd.	1,760	119,297
Credit Saison Co. Ltd.	2,200	79,394
Daiwa Securities Group Inc.	22,000	145,213
Millea Holdings Inc.	22	320,868
Mitsubishi Estate Co. Ltd.[1]	22,000	256,283
Mitsubishi Tokyo Financial Group Inc.	44	382,573
Mitsui Fudosan Co. Ltd.	22,000	258,957
Mitsui Sumitomo Insurance Co. Ltd.	22,000	202,188
Mizuho Financial Group Inc.	88	417,128
Nikko Cordial Corp.	22,000	110,247
Nomura Holdings Inc.	22,000	308,527
Promise Co. Ltd.	1,100	75,383
Sompo Japan Insurance Inc.	22,000	230,161
Sumitomo Mitsui Financial Group Inc.[1]	42	285,079
T&D Holdings Inc.	3,300	168,147
Takefuji Corp.	1,320	89,102
UFJ Holdings Inc.[2]	44	232,012

		3,680,559

NETHERLANDS – 2.64%
ABN AMRO Holding NV	24,574	611,286
Aegon NV	20,857	282,182
ING Groep NV	31,988	968,656

		1,862,124

SINGAPORE – 0.81%
DBS Group Holdings Ltd.	22,000	198,751
Oversea-Chinese Banking Corp. Ltd.	22,000	184,078
United Overseas Bank Ltd.	22,000	192,081

		574,910

SOUTH KOREA – 0.43%
Kookmin Bank ADR[2]	6,776	302,548

		302,548

SPAIN – 3.15%
Banco Bilbao Vizcaya Argentaria SA	51,326	837,825
Banco Popular Espanol SA	3,102	201,173
Banco Santander Central Hispano SA	91,828	1,120,643
Bankinter SA1	1,298	67,377

		2,227,018

SWEDEN – 1.29%
ForeningsSparbanken AB1	5,500	130,409
Nordea AB1	34,628	351,531
Skandia Forsakrings AB1	14,960	76,253
Skandinaviska Enskilda Banken AB Class A1	7,986	151,937
Svenska Handelsbanken AB Class A	8,558	202,917

		913,047

SWITZERLAND – 4.03%
Baloise Holding Registered	968	46,699
Credit Suisse Group[2]	16,786	723,182
Swiss Life Holding[2]	374	56,418
Swiss Re	4,862	349,384
UBS AG Registered[1]	15,202	1,288,197
Zurich Financial Services AG2	2,156	379,683

		2,843,563

UNITED KINGDOM – 13.03%
Alliance & Leicester PLC	6,710	111,957
AMVESCAP PLC	13,618	85,882
Aviva PLC	30,870	370,408
Barclays PLC[3]	94,666	967,745

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2005

Security	Shares	Value
British Land Co. PLC	7,832	$118,987
Friends Provident PLC	25,322	84,811
Hammerson PLC	4,598	72,244
HBOS PLC	57,750	900,276
HSBC Holdings PLC	163,482	2,585,623
Land Securities Group PLC	6,955	169,928
Legal & General Group PLC	95,634	204,654
Lloyds TSB Group PLC	81,598	737,017
Man Group PLC	4,592	119,223
Northern Rock PLC	6,468	97,042
Old Mutual PLC	55,022	139,839
Provident Financial PLC	3,454	46,209
Prudential Corp. PLC	35,468	339,123
Royal & Sun Alliance Insurance Group PLC	44,066	65,365
Royal Bank of Scotland Group PLC	45,892	1,460,323
Schroders PLC	2,530	33,799
Slough Estates PLC	6,644	61,203
Standard Chartered PLC	17,248	310,274
3i Group PLC	9,922	125,897

		9,207,829

UNITED STATES – 44.69%
ACE Ltd.	4,158	171,601
AFLAC Inc.	7,546	281,164
Allstate Corp. (The)	10,142	548,277
Ambac Financial Group Inc.	1,694	126,626
American Express Co.[1]	17,930	921,064
American International Group Inc.	38,170	2,115,000
AmSouth Bancorp[1]	5,654	146,721
AON Corp.[1]	4,550	103,922
Apartment Investment & Management Co. Class A	1,672	62,198
Archstone-Smith Trust	2,266	77,293
Bank of America Corp.	59,224	2,611,778
Bank of New York Co. Inc. (The)	11,660	338,723
BB&T Corp.	8,052	314,672
Bear Stearns Companies Inc. (The)	1,672	167,033
Capital One Financial Corp.	3,630	271,415
Chubb Corp.	2,728	216,249
Cincinnati Financial Corp.	2,552	111,293
CIT Group Inc.	3,312	125,856
Citigroup Inc.	76,538	3,439,618
Comerica Inc.	2,662	146,623
Compass Bancshares Inc.	1,804	81,902
Countrywide Financial Corp.[1]	8,184	265,653
E*TRADE Financial Corp.[1,2]	5,566	66,792
Equity Office Properties Trust	6,160	185,601
Equity Residential	4,400	141,724
Federal Home Loan Mortgage Corp.	10,230	646,536
Federal National Mortgage Association	14,278	777,437
Federated Investors Inc. Class B	1,716	48,580
Fifth Third Bancorp	8,118	348,912
First Horizon National Corp.[1]	2,134	87,046
Franklin Resources Inc.	3,234	222,014
Golden West Financial Corp.	4,378	264,869
Goldman Sachs Group Inc. (The)	6,447	709,106
Hartford Financial Services Group Inc.	4,400	301,664
Huntington Bancshares Inc.	3,410	81,499
Janus Capital Group Inc.	1,602	22,348
Jefferson-Pilot Corp.	2,134	104,673
JP Morgan Chase & Co.	52,316	1,810,134
KeyCorp	6,182	200,606
Lehman Brothers Holdings Inc.	4,092	385,303
Lincoln National Corp.	2,420	109,239
Loews Corp.[1]	2,420	177,967
M&T Bank Corp.	1,672	170,644
Marsh & McLennan Companies Inc.	7,660	233,017
Marshall & Ilsley Corp.[1]	3,058	127,671
MBIA Inc.	2,332	121,917
MBNA Corp.	18,986	466,106
Mellon Financial Corp.	3,422	97,664
Merrill Lynch & Co. Inc.	13,644	772,250
MetLife Inc.	10,912	426,659
MGIC Investment Corp.	1,298	80,048
Moody’s Corp.	2,068	167,218
Morgan Stanley	16,258	930,770
National City Corp.	9,108	305,118
North Fork Bancorp Inc.	6,864	190,407
Northern Trust Corp.	1,102	47,871
Plum Creek Timber Co. Inc.	2,904	103,673
PNC Financial Services Group	4,158	214,054
Principal Financial Group Inc.	4,818	185,445

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
Progressive Corp. (The)	2,970	$272,527
ProLogis	2,684	99,576
Providian Financial Corp.[2]	4,400	75,504
Prudential Financial Inc.	7,546	433,140
Regions Financial Corp.[1]	7,194	233,086
SAFECO Corp.[1]	1,958	95,374
Schwab (Charles) Corp. (The)	10,388	109,178
Simon Property Group Inc.	3,124	189,252
SLM Corp. [1]	6,490	323,462
Sovereign Bancorp Inc.	6,028	133,580
St. Paul Travelers Companies Inc.	9,966	366,051
State Street Corp.	5,148	225,071
SunTrust Banks Inc.[1]	5,192	374,187
Synovus Financial Corp.	4,796	133,617
T. Rowe Price Group Inc.	2,068	122,798
Torchmark Corp.	1,628	84,982
U.S. Bancorp	27,632	796,354
UNUMProvident Corp.[1]	4,576	77,884
Wachovia Corp.	23,518	1,197,301
Washington Mutual Inc.[1]	12,936	510,972
Wells Fargo & Co.	24,882	1,487,944
XL Capital Ltd. Class A	2,046	148,069
Zions Bancorporation	1,452	100,217

		31,567,389

TOTAL COMMON STOCKS (Cost: $63,745,143)		70,158,673

SHORT-TERM INVESTMENTS – 10.75%

COMMERCIAL PAPER[4] – 2.54%
Amstel Funding Corp.
2.95%, 08/19/05	$13,355	13,202
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	226,940	226,690
ANZ National Bank Ltd.
2.94%, 08/15/05	16,065	15,887
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	27,311	27,267
Cantabric Finance LLC
2.80%, 04/29/05	17,351	17,313

Security	Principal	Value
Chariot Funding LLC
2.70%, 04/06/05	$8,675	$8,672
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	32,452	32,424
Corporate Asset Funding
2.75%, 05/05/05	22,492	22,433
CRC Funding LLC
2.74%, 04/28/05	16,065	16,032
DEPFA Bank PLC
2.28%, 05/03/05	16,065	16,033
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	109,245	108,722
Fairway Finance LLC
3.15%, 09/15/05	28,582	28,164
Falcon Asset Securitization Corp.
2.75%, 04/14/05	12,852	12,840
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	39,842	39,763
Fortis Funding LLC
2.35%, 05/09/05	44,983	44,871
General Electric Capital Corp.
2.74%, 07/07/05	16,065	15,947
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	91,334	91,158
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	96,392	95,208
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	248,277	247,964
Kitty Hawk Funding Corp.
2.75%, 04/15/05	44,802	44,754
Liberty Street Funding Corp.
2.80%, 04/20/05	16,107	16,084
Moat Funding LLC
2.74%, 05/02/05	22,492	22,438
Mortgage Interest Networking Trust
2.77%, 04/13/05	26,669	26,644

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
New Center Asset Trust
2.80%, 04/15/05	$32,131	$32,096
Nordea North America Inc.
2.74%, 07/11/05	16,065	15,942
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	36,650	36,605
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	103,451	103,304
Polonius Inc.
2.82%, 04/28/05	26,669	26,612
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	27,672	27,644
Ranger Funding Co. LLC
2.75%, 04/14/05	48,196	48,148
Santander Central Hispano
2.75%, 07/08/05	40,163	39,863
Scaldis Capital LLC
2.75%, 07/08/05	8,042	7,981
Societe Generale
2.75%, 05/03/05	28,918	28,848
Sydney Capital Corp.
2.75%, 04/12/05	56,091	56,044
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	27,954	27,912
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	27,997	27,968
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	20,953	20,933
Tulip Funding Corp.
2.71%, 04/08/05	26,571	26,557
Variable Funding Capital Corp.
2.80%, 04/20/05	24,741	24,704
Yorktown Capital LLC
2.80%, 04/20/05	50,445	50,371

		1,792,042

FLOATING RATE NOTES[4] – 3.61%
Allstate Life Global Funding II
2.74%, 01/10/06[5]	14,780	14,781
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	112,458	112,476
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	20,885	20,880
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05[5]	104,425	104,433
BMW US Capital LLC
2.82%, 04/18/06[5]	32,131	32,131
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	109,245	109,226
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05[5]	96,392	96,389
Commodore CDO Ltd.
3.08%, 12/12/05	8,033	8,033
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	96,392	96,380
DEPFA Bank PLC
2.99%, 12/15/05	32,131	32,131
Dorada Finance Inc.
2.66%, 07/29/05[5]	26,669	26,666
Fairway Finance LLC
2.80%, 06/20/05	16,065	16,065
Fifth Third Bancorp
2.81%, 02/23/06[5]	64,262	64,262
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06[5]	41,770	41,771
General Electric Capital Corp.
2.86%, 03/09/06	14,459	14,477
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	11,732	11,732
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	20,885	20,886

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
Hartford Life Global Funding Trust
2.80%, 02/15/06	$32,131	$32,131
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	96,392	96,393
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06[5]	144,588	144,590
Leafs LLC
2.85%, 01/20/06 - 02/21/06[5]	33,737	33,737
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06[5]	131,736	131,766
Lothian Mortgages PLC
2.84%, 01/24/06[5]	64,262	64,262
Marshall & Ilsley Corp.
2.95%, 02/20/06	32,131	32,165
MetLife Funding Inc.
2.74%, 03/06/06[5]	48,196	48,196
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	80,327	80,322
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06[5]	118,884	118,907
Norddeutsche Landesbank
2.63%, 07/27/05	32,131	32,127
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06[5]	96,392	96,393
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	114,064	114,064
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06[5]	17,672	17,669
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06[5]	163,867	163,873
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05[5]	98,866	98,863
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	96,392	96,392

Security	Shares or Principal	Value
Wells Fargo & Co.
2.78%, 03/15/06[5]	$16,065	$16,068
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06[5]	112,458	112,451
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06[5]	161,939	161,929
Winston Funding Ltd.
2.75%, 04/25/05[5]	22,941	22,941
World Savings Bank
2.71%, 09/09/05	11,246	11,245

		2,549,203

MONEY MARKET FUNDS – 0.46%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,4]	128,523	128,523
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3]	173,755	173,755
BlackRock Temp Cash Money Market Fund[4]	5,992	5,992
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	13,469	13,469

		321,739

REPURCHASE AGREEMENTS[4] – 2.59%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $706,934 and effective yields of 2.89% - 2.90%.[6]	$706,877	706,877
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $642,667 and an effective yield of 2.89%.[6]	642,615	642,615
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $482,000 and an effective yield of 2.89%.[6]	481,962	481,962

		1,831,454

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
TIME DEPOSITS[4] – 1.43%
Abbey National Treasury Services PLC
1.39%, 04/08/05	$22,480	$22,480
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	32,131	32,131
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	44,983	44,984
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	41,770	41,770
First Tennessee Bank
2.77%, 04/15/05	16,065	16,065
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	39,842	39,842
Natexis Banques
2.98%, 08/18/05	32,131	32,131
Norddeutsche Landesbank
2.11%, 06/07/05	32,131	32,130
Rabobank Nederland NV NY
2.84%, 04/01/05	236,420	236,420
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	78,720	78,721
SunTrust Bank
2.68%, 05/03/05	32,131	32,128
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	109,245	109,242
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	57,835	57,836
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	159,047	159,048
Wells Fargo Bank N.A.
2.79%, 04/15/05	32,131	32,131
World Savings Bank
2.75%, 05/03/05	44,983	44,983

		1,012,042

U.S. GOVERNMENT AGENCY NOTES[4] – 0.12%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	38,510	38,458
Federal National Mortgage Association
2.33%, 07/22/05	48,196	47,848

		86,306

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,592,786)		7,592,786

TOTAL INVESTMENTS IN SECURITIES – 110.06% (Cost: $71,337,929)		77,751,459
Other Assets, Less Liabilities – (10.06%)		(7,109,948)

NET ASSETS – 100.00%		$70,641,511

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.67%

AUSTRALIA – 0.38%
CSL Ltd.	22,705	$600,319
Mayne Group Ltd.	85,500	255,295

		855,614

CANADA – 0.22%
Biovail Corp.[1]	16,720	251,522
MDS Inc.	16,530	240,056

		491,578

DENMARK – 0.69%
Novo Nordisk A/S Class B2	28,310	1,580,405

		1,580,405

FRANCE – 4.36%
Essilor International SA2	10,466	758,319
Sanofi-Aventis[2]	108,775	9,196,081

		9,954,400

GERMANY – 0.97%
Altana AG2	8,645	551,100
Fresenius Medical Care AG2	4,291	348,271
Schering AG2	19,950	1,326,477

		2,225,848

JAPAN – 4.05%
Daiichi Pharmaceutical Co. Ltd.	28,500	668,801
Eisai Co. Ltd.	28,500	969,895
Fujisawa Pharmaceutical Co. Ltd.	28,500	668,801
Sankyo Co. Ltd.[2]	47,500	1,003,646
Takeda Pharmaceutical Co. Ltd.	85,500	4,084,751
Terumo Corp.	19,000	573,766
Yamanouchi Pharmaceutical Co. Ltd.[2]	38,000	1,289,641

		9,259,301

SWITZERLAND – 9.66%
Novartis AG	272,175	12,742,147
Roche Holding AG Bearer	2,945	372,109
Roche Holding AG Genusschein[2]	78,945	8,491,274
Serono SA	665	484,286

		22,089,816

UNITED KINGDOM – 10.47%
AstraZeneca PLC	183,445	7,230,862
GlaxoSmithKline PLC	658,730	15,098,650
Shire Pharmaceuticals Group PLC	57,095	652,175
Smith & Nephew PLC	101,935	958,267

		23,939,954

UNITED STATES – 68.87%
Abbott Laboratories[2]	175,085	8,162,463
Aetna Inc.	33,250	2,492,088
Allergan Inc.	15,485	1,075,743
AmerisourceBergen Corp.	12,635	723,859
Amgen Inc.[1]	140,410	8,173,266
Applera Corp. - Applied Biosystems Group	22,420	442,571
Bard (C.R.) Inc.[2]	12,730	866,658
Bausch & Lomb Inc.[2]	6,080	445,664
Baxter International Inc.	70,110	2,382,338
Becton, Dickinson & Co.[2]	29,165	1,703,819
Biogen Idec Inc.[1]	37,246	1,285,359
Biomet Inc.	30,020	1,089,726
Boston Scientific Corp.[1]	85,500	2,504,295
Bristol-Myers Squibb Co.[2]	218,025	5,550,917
Cardinal Health Inc.	48,640	2,714,112
Caremark Rx Inc.[1]	49,875	1,984,028
Chiron Corp.[1,2]	17,385	609,518
CIGNA Corp.[2]	13,965	1,247,075
Express Scripts Inc.[1,2]	8,835	770,324
Fisher Scientific International Inc.[1]	12,540	713,777
Forest Laboratories Inc.[1]	38,570	1,425,162
Genzyme Corp.[1,2]	27,075	1,549,773
Gilead Sciences Inc.[1]	47,500	1,700,500
Guidant Corp.	35,340	2,611,626
HCA Inc.	46,930	2,514,040
Health Management Associates Inc. Class A2	28,500	746,130
Hospira Inc.[1]	18,822	607,386
Humana Inc.[1]	17,195	549,208
IMS Health Inc.[2]	27,265	664,993
Johnson & Johnson	330,600	22,203,096
King Pharmaceuticals Inc.[1]	25,745	213,941
Laboratory Corp. of America Holdings[1]	15,295	737,219
Lilly (Eli) & Co.	126,445	6,587,785
Manor Care Inc.	10,070	366,145
McKesson Corp.	34,390	1,298,223
Medco Health Solutions Inc.[1,2]	29,925	1,483,382

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
MedImmune Inc.[1,2]	26,410	$628,822
Medtronic Inc.	136,230	6,940,919
Merck & Co. Inc.	247,570	8,013,841
Millipore Corp.[1]	6,460	280,364
Mylan Laboratories Inc.	27,645	489,869
PerkinElmer Inc.	13,775	284,178
Pfizer Inc.	834,005	21,909,311
Quest Diagnostics Inc.	10,450	1,098,609
Schering-Plough Corp.	166,535	3,022,610
St. Jude Medical Inc.[1,2]	40,280	1,450,080
Stryker Corp.[2]	42,940	1,915,553
Tenet Healthcare Corp.[1]	49,020	565,201
Thermo Electron Corp.[1]	14,345	362,785
UnitedHealth Group Inc.	71,345	6,804,886
Waters Corp.[1]	13,015	465,807
Watson Pharmaceuticals Inc.[1]	11,305	347,403
WellPoint Inc.[1]	33,535	4,203,612
Wyeth[2]	149,245	6,295,154
Zimmer Holdings Inc.[1,2]	27,930	2,173,233

		157,448,446

TOTAL COMMON STOCKS (Cost: $227,125,977)		227,845,362

SHORT-TERM INVESTMENTS – 12.32%

COMMERCIAL PAPER[3] – 2.96%
Amstel Funding Corp.
2.95%, 08/19/05	$50,493	49,910
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	857,990	857,047
ANZ National Bank Ltd.
2.94%, 08/15/05	60,738	60,065
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	103,255	103,091
Cantabric Finance LLC
2.80%, 04/29/05	65,597	65,455
Chariot Funding LLC
2.70%, 04/06/05	32,799	32,786
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	122,691	122,587

Security	Principal	Value
Corporate Asset Funding
2.75%, 05/05/05	$85,034	$84,813
CRC Funding LLC
2.74%, 04/28/05	60,738	60,614
DEPFA Bank PLC
2.28%, 05/03/05	60,738	60,615
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	413,021	411,044
Fairway Finance LLC
3.15%, 09/15/05	108,060	106,481
Falcon Asset Securitization Corp.
2.75%, 04/14/05	48,591	48,542
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	150,631	150,331
Fortis Funding LLC
2.35%, 05/09/05	170,067	169,645
General Electric Capital Corp.
2.74%, 07/07/05	60,738	60,290
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	345,305	344,646
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	364,430	359,948
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	938,660	937,476
Kitty Hawk Funding Corp.
2.75%, 04/15/05	169,381	169,200
Liberty Street Funding Corp.
2.80%, 04/20/05	60,897	60,807
Moat Funding LLC
2.74%, 05/02/05	85,034	84,833
Mortgage Interest Networking Trust
2.77%, 04/13/05	100,826	100,733
New Center Asset Trust
2.80%, 04/15/05	121,477	121,344
Nordea North America Inc.
2.74%, 07/11/05	60,738	60,271

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	$138,562	$138,390
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	391,118	390,558
Polonius Inc.
2.82%, 04/28/05	100,826	100,612
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	104,621	104,516
Ranger Funding Co. LLC
2.75%, 04/14/05	182,215	182,034
Santander Central Hispano
2.75%, 07/08/05	151,846	150,711
Scaldis Capital LLC
2.75%, 07/08/05	30,403	30,176
Societe Generale
2.75%, 05/03/05	109,329	109,062
Sydney Capital Corp.
2.75%, 04/12/05	212,062	211,884
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	105,685	105,529
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	105,847	105,739
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	79,219	79,140
Tulip Funding Corp.
2.71%, 04/08/05	100,455	100,402
Variable Funding Capital Corp.
2.80%, 04/20/05	93,537	93,399
Yorktown Capital LLC
2.80%, 04/20/05	190,718	190,436

		6,775,162

FLOATING RATE NOTES[3] – 4.22%
Allstate Life Global Funding II
2.74%, 01/10/06[4]	55,879	55,881
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	425,168	425,237
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	78,960	78,942
Beta Finance Inc.
2.66% -3.04%, 05/04/05 - 10/27/05[4]	394,799	394,831
BMW US Capital LLC
2.82%, 04/18/06[4]	121,477	121,477
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	413,021	412,950
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05[4]	364,430	364,415
Commodore CDO Ltd.
3.08%, 12/12/05	30,369	30,369
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	364,430	364,382
DEPFA Bank PLC
2.99%, 12/15/05	121,477	121,477
Dorada Finance Inc.
2.66%, 07/29/05[4]	100,826	100,816
Fairway Finance LLC
2.80%, 06/20/05	60,738	60,737
Fifth Third Bancorp
2.81%, 02/23/06[4]	242,953	242,953
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06[4]	157,920	157,927
General Electric Capital Corp.
2.86%, 03/09/06	54,664	54,734
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	44,354	44,354
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	78,960	78,960
Hartford Life Global Funding Trust
2.80%, 02/15/06	121,477	121,477
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	364,430	364,431

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06[4]	$546,645	$546,653
Leafs LLC
2.85%, 01/20/06 - 02/21/06[4]	127,550	127,550
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06[4]	498,054	498,167
Lothian Mortgages PLC
2.84%, 01/24/06[4]	242,953	242,953
Marshall & Ilsley Corp.
2.95%, 02/20/06	121,477	121,606
MetLife Funding Inc.
2.74%, 03/06/06[4]	182,215	182,215
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	303,692	303,674
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06[4]	449,464	449,549
Norddeutsche Landesbank
2.63%, 07/27/05	121,477	121,463
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06[4]	364,430	364,430
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	431,242	431,242
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06[4]	66,812	66,799
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06[4]	619,531	619,554
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05[4]	373,784	373,772
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	364,430	364,430
Wells Fargo & Co.
2.78%, 03/15/06[4]	60,738	60,746
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06[4]	425,168	425,135

Security	Shares or Principal	Value
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06[4]	$612,242	$612,201
Winston Funding Ltd.
2.75%, 04/25/05[4]	86,734	86,734
World Savings Bank
2.71%, 09/09/05	42,517	42,515

		9,637,738

MONEY MARKET FUNDS – 0.30%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	485,907	485,907
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	122,637	122,637
BlackRock Temp Cash Money Market Fund[3]	22,654	22,654
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	50,920	50,920

		682,118

REPURCHASE AGREEMENTS[3] – 3.03%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $2,672,701 and effective yields of 2.89% - 2.90%.[6]	$2,672,486	2,672,486
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,429,728 and an effective yield of 2.89%.[6]	2,429,533	2,429,533
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,822,296 and an effective yield of 2.89%.[6]	1,822,149	1,822,149

		6,924,168

52	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
TIME DEPOSITS[3] – 1.67%
Abbey National Treasury Services PLC
1.39%, 04/08/05	$85,034	$85,034
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	121,477	121,477
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	170,067	170,068
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	157,920	157,920
First Tennessee Bank
2.77%, 04/15/05	60,738	60,738
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	150,631	150,631
Natexis Banques
2.98%, 08/18/05	121,477	121,477
Norddeutsche Landesbank
2.11%, 06/07/05	121,477	121,472
Rabobank Nederland NV NY
2.84%, 04/01/05	893,831	893,831
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	297,618	297,618
SunTrust Bank
2.68%, 05/03/05	121,477	121,466
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	413,021	413,010
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	218,658	218,657
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	601,309	601,309
Wells Fargo Bank N.A.
2.79%, 04/15/05	121,477	121,476
World Savings Bank
2.75%, 05/03/05	170,067	170,068

		3,826,252

U.S. GOVERNMENT AGENCY NOTES [3] – 0.14%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	145,593	145,397
Federal National Mortgage Association
2.33%, 07/22/05	182,215	180,897

		326,294

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,171,732)		28,171,732

TOTAL INVESTMENTS IN SECURITIES – 111.99% (Cost: $255,297,709)		256,017,094
Other Assets, Less Liabilities – (11.99%)		(27,403,954)

NET ASSETS – 100.00%		$228,613,140

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.90%

CANADA – 1.67%
ATI Technologies Inc.[1]	5,022	$86,665
Celestica Inc.[1]	3,080	41,394
Cognos Inc.[1]	2,070	87,105
Nortel Networks Corp.[1]	81,288	221,050
Research in Motion Ltd.[1]	3,672	281,383

		717,597

FINLAND – 3.20%
Nokia OYJ[1,2]	88,200	1,370,964

		1,370,964

FRANCE – 1.54%
Alcatel SA1,2	23,778	289,253
Cap Gemini SA1,2	2,592	90,618
Dassault Systemes SA	1,368	64,716
STMicroelectronics NV	12,852	214,468

		659,055

GERMANY – 1.80%
Epcos AG1,2	1,404	19,451
Infineon Technologies AG1	11,916	114,601
SAP AG2	3,960	639,776

		773,828

JAPAN – 9.52%
Advantest Corp.[2]	1,800	138,332
Canon Inc.	14,400	774,121
Fujitsu Ltd.	36,000	216,754
Hitachi Ltd.	54,000	336,238
Hoya Corp.	1,800	198,579
Konica Minolta Holdings Inc.	9,000	91,212
Kyocera Corp.	3,600	257,479
Murata Manufacturing Co. Ltd.	3,600	193,530
NEC Corp.	36,000	218,100
Nintendo Co. Ltd.	1,800	196,896
NTT Data Corp.[2]	18	62,266
Ricoh Corp. Ltd.	18,000	309,648
Rohm Co. Ltd.	1,800	174,177
Softbank Corp.[1,2]	5,400	223,149
TDK Corp.	1,800	123,523
Tokyo Electron Ltd.[2]	3,600	205,647
Toshiba Corp.[2]	54,000	226,178
Yahoo! Japan Corp.[1]	30	70,400
Yahoo! Japan Corp. When Issued[1]	29	68,325

		4,084,554

NETHERLANDS – 0.38%
ASML Holding NV1	9,684	163,993

		163,993

SOUTH KOREA – 3.50%
Samsung Electronics Co. Ltd. GDR	6,066	1,501,335

		1,501,335

SWEDEN – 1.96%
Telefonaktiebolaget LM Ericsson Class B1,2	297,036	839,252

		839,252

TAIWAN – 2.26%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	81,414	690,391
United Microelectronics Corp. ADR[1,2]	82,884	279,319

		969,710

UNITED KINGDOM – 0.83%
ARM Holdings PLC	28,944	57,564
Dimension Data Holdings PLC[1]	42,714	26,433
Electrocomponents PLC	9,000	42,091
LogicaCMG PLC	16,506	55,206
Misys PLC	12,006	50,251
Sage Group PLC	26,856	102,129
Spirent PLC[1]	17,676	21,460

		355,134

UNITED STATES – 73.24%
ADC Telecommunications Inc.[1]	16,308	32,453
Adobe Systems Inc.	4,788	321,610
Advanced Micro Devices Inc.[1,2]	7,956	128,251
Affiliated Computer Services Inc. Class A1,2	2,484	132,248
Agilent Technologies Inc.[1]	8,424	187,013
Altera Corp.[1]	7,650	151,317
Analog Devices Inc.	7,344	265,412
Andrew Corp.[1,2]	3,420	40,048
Apple Computer Inc.[1,2]	15,930	663,803
Applied Materials Inc.[1]	32,022	520,357
Applied Micro Circuits Corp.[1]	8,100	26,649

54	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2005

Security	Shares	Value
Autodesk Inc.	4,896	$145,705
Automatic Data Processing Inc.	11,160	501,642
Avaya Inc.[1]	9,198	107,433
BMC Software Inc.[1]	4,338	65,070
Broadcom Corp. Class A1	5,670	169,646
CIENA Corp.[1]	13,230	22,756
Cisco Systems Inc.[1]	123,210	2,204,227
Citrix Systems Inc.[1]	3,240	77,177
Computer Associates International Inc.	10,350	280,485
Computer Sciences Corp.[1]	3,726	170,837
Compuware Corp.[1]	7,722	55,598
Comverse Technology Inc.[1]	3,870	97,601
Convergys Corp.[1]	2,700	40,311
Corning Inc.1,[2]	27,144	302,113
Dell Inc.[1]	47,268	1,816,037
Electronic Arts Inc.[1]	5,994	310,369
Electronic Data Systems Corp.	9,882	204,261
EMC Corp.[1]	46,566	573,693
First Data Corp.	15,462	607,811
Fiserv Inc.[1]	3,960	157,608
Freescale Semiconductor Inc. Class B1	8,100	139,725
Gateway Inc.[1]	7,308	29,451
Hewlett-Packard Co.	55,728	1,222,672
Intel Corp.	119,016	2,764,742
International Business Machines Corp.[2]	31,176	2,848,863
Intuit Inc.[1,2]	3,762	164,663
Jabil Circuit Inc.[1]	3,618	103,185
JDS Uniphase Corp.[1]	27,720	46,292
KLA-Tencor Corp.1,[2]	3,906	179,715
Lexmark International Inc.[1]	2,466	197,206
Linear Technology Corp.	5,958	228,251
LSI Logic Corp.[1]	1,945	10,873
Lucent Technologies Inc.[1]	85,896	236,214
Maxim Integrated Products Inc.	6,408	261,895
Mercury Interactive Corp.[1]	1,710	81,020
Micron Technology Inc.[1]	9,744	100,753
Microsoft Corp.	193,518	4,677,337
Molex Inc.	3,690	97,268
Motorola Inc.	46,512	696,285
National Semiconductor Corp.	6,930	142,827
NCR Corp.[1,2]	3,924	132,396

Security	Shares or Principal	Value
Network Appliance Inc.[1]	7,272	$201,144
Novell Inc.[1]	7,470	44,521
Novellus Systems Inc.	3,006	80,350
NVIDIA Corp.[1]	3,186	75,699
Oracle Corp.[1]	86,238	1,076,250
Parametric Technology Corp.[1]	5,544	30,991
Paychex Inc.	7,074	232,169
PMC-Sierra Inc.[1]	585	5,148
QLogic Corp.[1]	1,944	78,732
QUALCOMM Inc.	31,482	1,153,815
Sabre Holdings Corp.	2,700	59,076
Sanmina-SCI Corp.[1]	10,098	52,712
Scientific-Atlanta Inc.	2,790	78,734
Siebel Systems Inc.[1]	7,364	67,233
Solectron Corp.[1]	18,270	63,397
Sun Microsystems Inc.[1]	66,168	267,319
SunGard Data Systems Inc.[1]	5,436	187,542
Symantec Corp.[1,2]	13,734	292,946
Symbol Technologies Inc.	4,806	69,639
Tektronix Inc.	1,998	49,011
Tellabs Inc. [1]	8,550	62,415
Teradyne Inc.[1]	3,996	58,342
Texas Instruments Inc.	33,156	845,146
Unisys Corp.[1]	1,107	7,815
Veritas Software Corp.[1]	8,298	192,680
Xerox Corp.[1]	18,738	283,881
Xilinx Inc.	6,768	197,829
Yahoo! Inc.[1]	25,146	852,449

		31,408,159

TOTAL COMMON STOCKS (Cost: $43,689,456)		42,843,581

SHORT-TERM INVESTMENTS – 13.13%

COMMERCIAL PAPER[3] – 3.17%
Amstel Funding Corp.
2.95%, 08/19/05	$10,115	9,999
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	171,884	171,689
ANZ National Bank Ltd.
2.94%, 08/15/05	12,168	12,034

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	$20,685	$20,652
Cantabric Finance LLC
2.80%, 04/29/05	13,141	13,113
Chariot Funding LLC
2.70%, 04/06/05	6,571	6,568
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	24,579	24,558
Corporate Asset Funding
2.75%, 05/05/05	17,035	16,991
CRC Funding LLC
2.74%, 04/28/05	12,168	12,143
DEPFA Bank PLC
2.28%, 05/03/05	12,168	12,143
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	82,742	82,346
Fairway Finance LLC
3.15%, 09/15/05	21,648	21,332
Falcon Asset Securitization Corp.
2.75%, 04/14/05	9,734	9,725
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	30,176	30,117
Fortis Funding LLC
2.35%, 05/09/05	34,070	33,986
General Electric Capital Corp.
2.74%, 07/07/05	12,168	12,078
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	69,176	69,044
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	73,007	72,109
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	188,045	187,807
Kitty Hawk Funding Corp.
2.75%, 04/15/05	33,933	33,896
Liberty Street Funding Corp.
2.80%, 04/20/05	12,200	12,182
Moat Funding LLC
2.74%, 05/02/05	17,035	16,995
Mortgage Interest Networking Trust
2.77%, 04/13/05	20,199	20,180
New Center Asset Trust
2.80%, 04/15/05	24,336	24,309
Nordea North America Inc.
2.74%, 07/11/05	12,168	12,074
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	27,759	27,724
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	78,354	78,242
Polonius Inc.
2.82%, 04/28/05	20,199	20,156
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	20,959	20,938
Ranger Funding Co. LLC
2.75%, 04/14/05	36,504	36,468
Santander Central Hispano
2.75%, 07/08/05	30,420	30,192
Scaldis Capital LLC
2.75%, 07/08/05	6,091	6,045
Societe Generale
2.75%, 05/03/05	21,902	21,849
Sydney Capital Corp.
2.75%, 04/12/05	42,483	42,447
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	21,172	21,141
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	21,205	21,183
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	15,870	15,854
Tulip Funding Corp.
2.71%, 04/08/05	20,125	20,114

56	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
Variable Funding Capital Corp.
2.80%, 04/20/05	$18,739	$18,711
Yorktown Capital LLC
2.80%, 04/20/05	38,207	38,151

		1,357,285

FLOATING RATE NOTES[3] – 4.50%
Allstate Life Global Funding II
2.74%, 01/10/06[4]	11,194	11,195
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	85,175	85,190
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	15,818	15,815
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05[4]	79,091	79,098
BMW US Capital LLC
2.82%, 04/18/06[4]	24,336	24,336
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	82,742	82,727
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05[4]	73,007	73,004
Commodore CDO Ltd.
3.08%, 12/12/05	6,084	6,084
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	73,007	72,998
DEPFA Bank PLC
2.99%, 12/15/05	24,336	24,336
Dorada Finance Inc.
2.66%, 07/29/05[4]	20,199	20,197
Fairway Finance LLC
2.80%, 06/20/05	12,168	12,168
Fifth Third Bancorp
2.81%, 02/23/06[4]	48,672	48,672
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06[4]	31,637	31,638
General Electric Capital Corp.
2.86%, 03/09/06	10,951	10,965
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	8,886	8,886
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	15,818	15,818
Hartford Life Global Funding Trust
2.80%, 02/15/06	24,336	24,336
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	73,007	73,008
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06[4]	109,511	109,513
Leafs LLC
2.85%, 01/20/06 - 02/21/06[4]	25,553	25,553
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06[4]	99,777	99,799
Lothian Mortgages PLC
2.84%, 01/24/06[4]	48,672	48,672
Marshall & Ilsley Corp.
2.95%, 02/20/06	24,336	24,362
MetLife Funding Inc.
2.74%, 03/06/06[4]	36,504	36,504
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	60,840	60,836
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06[4]	90,043	90,060
Norddeutsche Landesbank
2.63%, 07/27/05	24,336	24,333
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06[4]	73,007	73,008
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	86,392	86,392
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06[4]	13,385	13,382

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05- 01/09/06[4]	$124,113	$124,118
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05[4]	74,881	74,879
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	73,008	73,008
Wells Fargo & Co.
2.78%, 03/15/06[4]	12,168	12,170
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06[4]	85,175	85,168
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06[4]	122,653	122,645
Winston Funding Ltd.
2.75%, 04/25/05[4]	17,376	17,376
World Savings Bank
2.71%, 09/09/05	8,518	8,517

		1,930,766

MONEY MARKET FUNDS – 0.29%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	97,343	97,343
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	11,563	11,563
BlackRock Temp Cash Money Market Fund[3]	4,538	4,538
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	10,201	10,201

		123,645

REPURCHASE AGREEMENTS[3] – 3.23%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $535,431 and effective yields of 2.89% - 2.90%.[6]	$535,388	535,388

Security	Principal	Value
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $486,756 and an effective yield of 2.89%.[6]	$486,717	$486,717
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $365,067, and an effective yield of 2.89%.[6]	365,037	365,037

		1,387,142

TIME DEPOSITS[3] – 1.79%
Abbey National Treasury Services PLC
1.39%, 04/08/05	17,035	17,035
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	24,336	24,336
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	34,070	34,070
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	31,637	31,637
First Tennessee Bank
2.77%, 04/15/05	12,168	12,168
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	30,176	30,177
Natexis Banques
2.98%, 08/18/05	24,336	24,336
Norddeutsche Landesbank
2.11%, 06/07/05	24,336	24,335
Rabobank Nederland NV NY
2.84%, 04/01/05	179,064	179,064
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	59,623	59,623
SunTrust Bank
2.68%, 05/03/05	24,336	24,334
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	82,742	82,741

58	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	$43,804	$43,805
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	120,462	120,463
Wells Fargo Bank N.A.
2.79%, 04/15/05	24,336	24,336
World Savings Bank
2.75%, 05/03/05	34,070	34,070

		766,530

U.S. GOVERNMENT AGENCY NOTES[3] – 0.15%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	29,167	29,127
Federal National Mortgage Association
2.33%, 07/22/05	36,504	36,240

		65,367

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,630,735)		5,630,735

TOTAL INVESTMENTS IN SECURITIES – 113.03% (Cost: $49,320,191)		48,474,316
Other Assets, Less Liabilities – (13.03%)		(5,587,425)

NET ASSETS – 100.00%		$42,886,891

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.67%

AUSTRALIA – 2.28%
Telstra Corp. Ltd.	246,568	$970,829

		970,829

BRAZIL – 0.58%
Brasil Telecom Participacoes SA ADR[1]	1,824	59,554
Embratel Participacoes SA ADR[1,2]	3,349	27,294
Embratel Participacoes SA Rights[1,3]	4,244	—
Tele Norte Leste Participacoes SA ADR[2]	10,251	158,583

		245,431

CANADA – 3.34%
BCE Inc.	38,029	950,843
TELUS Corp.	14,586	468,859

		1,419,702

DENMARK – 0.68%
TDC A/S ADR[1]	13,787	289,389

		289,389

FRANCE – 4.87%
Bouygues SA1	9,163	364,168
France Telecom SA	56,848	1,706,686

		2,070,854

GERMANY – 4.52%
Deutsche Telekom AG2	95,880	1,919,001

		1,919,001

GREECE – 0.45%
Hellenic Telecommunications Organization SA	21,539	189,543

		189,543

HONG KONG – 1.75%
China Mobil Ltd.	195,500	639,188
China Unicom Ltd.	136,000	105,496

		744,684

ITALY – 4.01%
Telecom Italia Mobile SpA[1]	49,941	335,239
Telecom Italia SpA[1]	359,924	1,368,243

		1,703,482

JAPAN – 6.69%
Nippon Telegraph & Telephone Corp.	374	1,639,922
NTT DoCoMo Inc.	714	1,201,571

		2,841,493

MEXICO – 2.63%
America Movil SA de CV Series L ADR	13,175	679,830
Telefonos de Mexico ADR	12,699	438,496

		1,118,326

NETHERLANDS – 1.77%
Equant NV2	5,270	29,246
Koninklijke KPN NV	80,427	721,236

		750,482

NEW ZEALAND – 0.42%
Telecom Corp. of New Zealand Ltd.	41,174	178,042

		178,042

NORWAY – 0.68%
Telenor ASA	32,045	289,270

		289,270

PORTUGAL – 1.10%
Portugal Telecom SGPS ADR	39,814	469,407

		469,407

SOUTH KOREA – 0.66%
SK Telecom Co. Ltd. ADR[1]	14,122	278,486

		278,486

SPAIN – 8.13%
Telefonica SA	197,931	3,457,319

		3,457,319

SWEDEN – 1.08%
TeliaSonera AB1	76,857	458,314

		458,314

SWITZERLAND – 0.71%
Swisscom AG ADR[1]	8,262	303,876

		303,876

UNITED KINGDOM – 21.72%
BT Group PLC	343,077	1,332,212
Cable & Wireless PLC	92,055	224,827
O2 PLC[2]	354,739	799,350
Vodafone Group PLC	2,589,763	6,875,531

		9,231,920

UNITED STATES – 31.60%
Alltel Corp.	12,291	674,161
AT&T Corp.	31,722	594,788
BellSouth Corp.[1]	73,253	1,925,821

60	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
CenturyTel Inc.	5,287	$173,625
Citizens Communications Co.	13,821	178,844
Nextel Communications Inc. Class A2	44,948	1,277,422
Qwest Communications International Inc.[2]	52,869	195,615
SBC Communications Inc.	132,464	3,138,072
Sprint Corp. (FON Group)	59,007	1,342,409
Verizon Communications Inc.	110,636	3,927,578

		13,428,335

TOTAL COMMON STOCKS (Cost: $41,581,067)		42,358,185

SHORT-TERM INVESTMENTS – 8.83%

COMMERCIAL PAPER[4] – 2.11%
Amstel Funding Corp.
2.95%, 08/19/05	$6,665	6,589
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	113,262	113,137
ANZ National Bank Ltd.
2.94%, 08/15/05	8,018	7,929
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	13,631	13,609
Cantabric Finance LLC
2.80%, 04/29/05	8,659	8,641
Chariot Funding LLC
2.70%, 04/06/05	4,330	4,328
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	16,196	16,182
Corporate Asset Funding
2.75%, 05/05/05	11,225	11,196
CRC Funding LLC
2.74%, 04/28/05	8,018	8,001
DEPFA Bank PLC
2.28%, 05/03/05	8,018	8,002
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	54,522	54,261

Security	Principal	Value
Fairway Finance LLC
3.15%, 09/15/05	$14,265	$14,057
Falcon Asset Securitization Corp.
2.75%, 04/14/05	6,414	6,409
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	19,885	19,845
Fortis Funding LLC
2.35%, 05/09/05	22,450	22,395
General Electric Capital Corp.
2.74%, 07/07/05	8,018	7,959
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	45,583	45,497
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	48,108	47,516
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	123,911	123,756
Kitty Hawk Funding Corp.
2.75%, 04/15/05	22,360	22,336
Liberty Street Funding Corp.
2.80%, 04/20/05	8,039	8,027
Moat Funding LLC
2.74%, 05/02/05	11,225	11,199
Mortgage Interest Networking Trust
2.77%, 04/13/05	13,310	13,298
New Center Asset Trust
2.80%, 04/15/05	16,036	16,018
Nordea North America Inc.
2.74%, 07/11/05	8,018	7,956
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	18,291	18,269
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	51,631	51,557
Polonius Inc.
2.82%, 04/28/05	13,310	13,282
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	13,811	13,796

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
Ranger Funding Co. LLC
2.75%, 04/14/05	$24,054	$24,030
Santander Central Hispano
2.75%, 07/08/05	20,045	19,896
Scaldis Capital LLC
2.75%, 07/08/05	4,013	3,983
Societe Generale
2.75%, 05/03/05	14,432	14,397
Sydney Capital Corp.
2.75%, 04/12/05	27,994	27,970
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	13,951	13,931
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	13,973	13,958
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	10,458	10,447
Tulip Funding Corp.
2.71%, 04/08/05	13,261	13,254
Variable Funding Capital Corp.
2.80%, 04/20/05	12,348	12,330
Yorktown Capital LLC
2.80%, 04/20/05	25,176	25,139

		894,382

FLOATING RATE NOTES[4] – 2.99%
Allstate Life Global Funding II
2.74%, 01/10/06[5]	7,377	7,377
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	56,126	56,135
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	10,423	10,421
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05[5]	52,117	52,121
BMW US Capital LLC
2.82%, 04/18/06[5]	16,036	16,036
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	54,522	54,512
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05[5]	48,108	48,106
Commodore CDO Ltd.
3.08%, 12/12/05	4,009	4,009
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	48,108	48,102
DEPFA Bank PLC
2.99%, 12/15/05	16,036	16,036
Dorada Finance Inc.
2.66%, 07/29/05[5]	13,310	13,309
Fairway Finance LLC
2.80%, 06/20/05	8,018	8,018
Fifth Third Bancorp
2.81%, 02/23/06[5]	32,072	32,072
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06[5]	20,847	20,848
General Electric Capital Corp.
2.86%, 03/09/06	7,216	7,225
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	5,855	5,855
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	10,423	10,423
Hartford Life Global Funding Trust
2.80%, 02/15/06	16,036	16,036
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	48,108	48,108
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06[5]	72,162	72,163
Leafs LLC
2.85%, 01/20/06 - 02/21/06[5]	16,838	16,838
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06[5]	65,747	65,763
Lothian Mortgages PLC
2.84%, 01/24/06[5]	32,072	32,072

62	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
Marshall & Ilsley Corp.
2.95%, 02/20/06	$16,036	$16,053
MetLife Funding Inc.
2.74%, 03/06/06[5]	24,054	24,054
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	40,090	40,088
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06[5]	59,333	59,344
Norddeutsche Landesbank
2.63%, 07/27/05	16,036	16,035
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06[5]	48,108	48,108
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	56,927	56,927
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06[5]	8,820	8,818
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06[5]	81,783	81,785
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05[5]	49,343	49,342
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	48,108	48,108
Wells Fargo & Co.
2.78%, 03/15/06[5]	8,018	8,019
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06[5]	56,126	56,123
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06[5]	80,821	80,817
Winston Funding Ltd.
2.75%, 04/25/05[5]	11,450	11,450
World Savings Bank
2.71%, 09/09/05	5,613	5,612

		1,272,268

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.29%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,6]	64,144	$64,144
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[6]	48,686	48,686
BlackRock Temp Cash Money Market Fund[4]	2,991	2,991
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	6,722	6,722

		122,543

REPURCHASE AGREEMENTS[4] – 2.15%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $352,819 and effective yields of 2.89% - 2.90%.[7]	$352,790	352,790
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $320,744 and an effective yield of 2.89%.[7]	320,718	320,718
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $240,558 and an effective yield of 2.89%.[7]	240,539	240,539

		914,047

TIME DEPOSITS[4] – 1.19%
Abbey National Treasury Services PLC
1.39%, 04/08/05	11,225	11,226
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	16,036	16,036
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	22,450	22,450
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	20,847	20,847

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2005

Security	Principal	Value
First Tennessee Bank
2.77%, 04/15/05	$8,018	$8,018
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	19,885	19,885
Natexis Banques
2.98%, 08/18/05	16,036	16,036
Norddeutsche Landesbank
2.11%, 06/07/05	16,036	16,035
Rabobank Nederland NV NY
2.84%, 04/01/05	117,976	117,976
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	39,288	39,288
SunTrust Bank
2.68%, 05/03/05	16,036	16,035
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	54,522	54,521
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	28,865	28,865
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	79,378	79,378
Wells Fargo Bank N.A.
2.79%, 04/15/05	16,036	16,036
World Savings Bank
2.75%, 05/03/05	22,450	22,450

		505,082

U.S. GOVERNMENT AGENCY NOTES[4] – 0.10%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	19,220	19,194
Federal National Mortgage Association
2.33%, 07/22/05	24,054	23,880

		43,074

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,751,396)		3,751,396

TOTAL INVESTMENTS IN SECURITIES – 108.50% (Cost: $45,332,463)		$46,109,581
Other Assets, Less Liabilities – (8.50%)		(3,610,981)

NET ASSETS – 100.00%		$42,498,600

ADR - American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

64	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.39%

AUSTRIA – 0.08%
OMV AG	3,140	$1,000,229

		1,000,229

BELGIUM – 1.78%
AGFA Gevaert NV	17,898	627,818
Dexia Group[1]	141,614	3,377,292
Electrabel SA1	5,652	2,542,320
Fortis[1]	233,930	6,682,516
Groupe Bruxelles Lambert SA	13,188	1,205,784
InBev NV1	32,342	1,135,319
KBC Groupe SA1	36,134	3,054,849
Solvay SA1	12,560	1,500,955
UCB SA	17,584	853,104

		20,979,957

DENMARK – 0.71%
Danske Bank A/S1	96,084	2,795,089
ISS A/S	10,362	844,188
Novo Nordisk A/S Class B1	48,670	2,717,002
TDC A/S1	33,284	1,406,624
Vestas Wind Systems A/S1,2	40,192	581,964

		8,344,867

FINLAND – 1.53%
Nokia OYJ[1,2]	911,856	14,173,703
Stora Enso OYJ Class R1	122,146	1,719,231
UPM-Kymmene OYJ[1]	100,166	2,226,091

		18,119,025

FRANCE – 14.54%
Accor SA1	37,680	1,849,138
Alcatel SA1,2	240,838	2,929,728
Alstom[2]	823,308	706,208
Arcelor[1]	119,778	2,744,453
Assurances Generales de France[1]	13,188	1,038,671
AXA[1]	304,894	8,143,050
BNP Paribas SA1	153,546	10,905,739
Bouygues SA1	45,530	1,809,512
Cap Gemini SA1,2	24,806	867,232
Carrefour SA1	120,576	6,415,568
Christian Dior SA1	12,874	941,158
Compagnie de Saint-Gobain SA1	61,858	3,778,506
Compagnie Generale des Etablissements Michelin Class B1	27,946	1,841,425
Credit Agricole SA1	135,020	3,679,789
Dassault Systemes SA1	12,560	594,179
Essilor International SA1	19,782	1,433,314
Etablissements Economiques du Casino Guichard-Perrachon SA1	8,792	741,010
European Aeronautic Defence and Space Co.[1]	50,868	1,524,510
France Telecom SA	275,692	8,276,802
Groupe Danone[1]	48,984	4,886,063
Hermes International[1]	5,338	1,077,399
Lafarge SA1	32,799	3,184,253
Lagardere S.C.A.[1]	26,376	2,001,927
L’Air Liquide SA1	21,738	4,008,929
L’Oreal SA1	61,230	4,913,915
LVMH Moet Hennessy Louis Vuitton SA1	50,554	3,791,035
Pernod-Ricard SA1	10,990	1,538,296
Pinault-Printemps-Redoute SA1	13,502	1,447,700
PSA Peugeot Citroen[1]	34,226	2,180,499
Publicis Groupe[1]	25,748	792,413
Renault SA1	37,366	3,345,971
Sagem SA1	33,598	757,599
Sanofi-Aventis[1]	186,830	15,795,025
Schneider Electric SA	43,960	3,453,666
Societe Generale Class A	79,756	8,307,939
Societe Television Francaise[1]	24,492	776,677
Sodexho Alliance SA1	17,584	587,552
STMicroelectronics NV	125,860	2,100,289
Suez SA1	178,352	4,812,068
Thales/Ex Thomson CSF[1]	14,758	617,028
Thomson SA1	54,738	1,479,717
Total SA1	122,774	28,801,163
Valeo SA1	14,758	658,649
Veolia Environment	52,124	1,853,447
Vinci SA1	14,444	2,087,463
Vivendi Universal SA2	207,554	6,374,135

		171,850,809

GERMANY – 9.82%
Adidas-Salomon AG1	8,792	1,398,835
Allianz AG1	67,510	8,594,071

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2005

Security	Shares	Value
Altana AG1	13,502	$860,723
BASF AG1	106,760	7,588,272
Bayer AG	140,296	4,644,090
Bayerische Hypo-Und Vereinsbank AG2	115,552	2,833,843
Bayerische Motoren Werke AG1	64,370	2,932,229
Commerzbank AG1,2	92,002	2,001,609
Continental AG1	26,376	2,050,947
DaimlerChrysler AG Registered[1]	162,652	7,299,320
Deutsche Bank AG1	105,504	9,125,221
Deutsche Boerse AG1	21,352	1,609,507
Deutsche Lufthansa AG1,2	88,234	1,275,167
Deutsche Post AG	75,674	1,851,925
Deutsche Telekom AG1,2	465,348	9,313,759
E.ON AG1	127,798	10,993,674
Epcos AG1,2	10,362	143,558
Fresenius Medical Care AG1	6,594	535,190
Hypo Real Estate Holding AG2	25,434	1,062,728
Infineon Technologies AG2	26,133	251,332
Linde AG1	15,700	1,081,439
MAN AG	28,574	1,281,199
Metro AG1	28,574	1,537,810
MLP AG1	10,676	155,539
Muenchener Rueckversicherungs-Gesellschaft AG1	36,110	4,361,708
RWE AG1	88,862	5,387,585
SAP AG1	39,878	6,442,669
Schering AG1	33,598	2,233,934
Siemens AG1	162,338	12,880,487
ThyssenKrupp AG1	78,500	1,621,138
TUI AG1	21,666	573,583
Volkswagen AG1	44,902	2,142,865

		116,065,956

GREECE – 0.24%
Hellenic Telecommunications Organization SA	97,026	853,829
National Bank of Greece SA ADR	289,822	1,993,975

		2,847,804

IRELAND – 0.78%
Allied Irish Banks PLC	163,908	3,440,322
Bank of Ireland	185,888	2,935,310
CRH PLC	103,325	2,715,270
Elan Corp. PLC[2]	39,494	123,188

		9,214,090

ITALY – 5.78%
Alleanza Assicurazioni SpA[1]	93,572	1,224,621
Assicurazioni Generali SpA[1]	217,602	7,041,880
Autostrade SpA[1]	49,710	1,290,174
Banca Fideuram SpA	47,100	241,487
Banca Intesa SpA[1]	870,408	4,434,405
Banca Monte dei Paschi di Siena SpA[1]	228,355	770,148
Banca Nazionale del Lavoro SpA[1,2]	371,926	1,198,767
Banche Popolari Unite SCRL	65,940	1,386,608
Banco Popolare di Verona e Novara SCRL[1]	76,930	1,438,742
Benetton Group SpA[1]	8,619	83,340
Capitalia SpA[1]	335,352	1,750,988
Enel SpA[1]	696,794	6,683,242
Eni SpA[1]	503,342	13,102,994
Fiat SpA[1,2]	110,214	803,574
FinecoGroup SpA[1,2]	28,262	249,769
Finmeccanica SpA[1]	1,221,774	1,241,721
Luxottica Group SpA[1]	29,454	605,971
Mediaset SpA[1]	116,808	1,685,086
Mediobanca SpA[1]	99,852	1,737,656
Mediolanum SpA[1]	58,090	397,490
Pirelli & Co. SpA[1]	756,191	943,472
Riunione Adriatica di Sicurta SpA[1]	60,916	1,436,926
Sanpaolo IMI SpA[1]	242,461	3,806,582
Seat Pagine Gaille SpA	165,537	69,168
Snam Rete Gas SpA	154,488	862,351
Telecom Italia Mobile SpA[1]	227,650	1,528,144
Telecom Italia SpA[1]	1,729,826	6,575,892
Tiscali SpA[1,2]	66,254	235,933
Unicredito Italiano SpA[1]	928,812	5,468,301

		68,295,432

NETHERLANDS – 7.29%
ABN AMRO Holding NV	332,212	8,263,873
Aegon NV	245,862	3,326,355
Akzo Nobel NV1	57,776	2,644,620
ASML Holding NV2	96,398	1,632,446
Burhmann NV	33,912	343,775

66	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2005

Security	Shares	Value
DSM NV	19,468	$1,375,141
Equant NV1,2	26,865	149,087
Heineken NV	46,308	1,608,723
ING Groep NV1	422,016	12,779,423
Koninklijke Ahold NV2	308,348	2,588,809
Koninklijke KPN NV	394,384	3,536,672
Koninklijke Philips Electronics NV NYS	258,736	7,145,658
Randstad Holding NV	15,072	672,663
Reed Elsevier NV	143,498	2,168,962
Royal Dutch Petroleum Co.	406,002	24,335,702
Royal Numico NV1,2	31,714	1,300,812
TNT Post Group NV	75,988	2,167,734
Unilever NV CVA[1]	111,784	7,627,204
VNU NV	49,673	1,452,544
Wolters Kluwer NV CVA	59,346	1,086,748

		86,206,951

NORWAY – 0.60%
Norsk Hydro ASA	29,202	2,418,701
Orkla ASA[1]	37,366	1,372,880
Statoil ASA	105,818	1,809,886
Telenor ASA	153,232	1,383,223
Tomra Systems ASA[1]	32,028	143,544

		7,128,234

PORTUGAL – 0.57%
Banco Comercial Portugues SA Class R1	606,980	1,656,609
Banco Espirito Santo e Comercial de Lisboa SA	28,730	500,342
Brisa-Auto Estradas de Portugal SA1	90,118	762,463
CIMPOR-Cimentos de Portugal SGPS SA	49,612	279,191
Energias de Portugal SA	439,229	1,227,315
Portugal Telecom SGPS SA1	198,762	2,335,222

		6,761,142

SPAIN – 5.85%
Abertis Infraestructuras SA1	61,764	1,399,134
Acerinox SA1	40,192	660,779
Actividades de Construcciones y Servicios SA1	49,131	1,219,594
Altadis SA	55,578	2,278,918
Amadeus Global Travel Distribution SA Class A	59,346	561,499
Banco Bilbao Vizcaya Argentaria SA	650,922	10,625,393
Banco Popular Espanol SA1	35,482	2,301,098
Banco Santander Central Hispano SA1	1,220,204	14,891,020
Bankinter SA1	14,130	733,460
Endesa SA1	200,018	4,510,191
Gas Natural SDG SA1	38,622	1,113,327
Grupo Ferrovial SA1	10,990	624,031
Iberdrola SA1	149,778	3,928,218
Industria de Diseno Textil SA1	41,762	1,252,147
Repsol YPF SA1	191,854	5,091,585
Telefonica SA1	959,898	16,766,822
Union Fenosa SA1	39,564	1,178,017

		69,135,233

SWEDEN – 3.29%
ASSA Abloy AB Class B1	62,800	891,640
Atlas Copco AB Class A1	21,980	1,056,371
Electrolux AB Class B1	55,578	1,298,072
ForeningsSparbanken AB1	78,500	1,861,299
Hennes & Mauritz AB Class B1	91,374	3,152,528
Holmen AB Class B1,2	10,048	317,424
Nordea AB1	451,218	4,580,601
Sandvik AB1	45,216	1,887,424
Securitas AB Class B1	62,800	1,007,553
Skandia Forsakrings AB1	209,124	1,065,929
Skandinaviska Enskilda Banken AB Class A1	94,200	1,792,197
Skanska AB Class B1,2	76,621	930,131
SKF AB Class B1	18,840	884,061
Svenska Cellulosa AB Class B1	37,366	1,413,852
Svenska Handelsbanken AB Class A1	105,818	2,509,031
Swedish Match AB1	60,916	748,131
Telefonaktiebolaget LM Ericsson Class B1,2	3,003,724	8,486,783
TeliaSonera AB1	366,752	2,187,015
Volvo AB Class A1	20,724	888,609
Volvo AB Class B1	43,646	1,936,531

		38,895,182

SWITZERLAND – 9.51%
ABB Ltd.[2]	364,240	2,270,579
Adecco SA	24,492	1,350,050

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2005

Security	Shares	Value
Baloise Holding Registered	12,560	$605,923
Ciba Specialty Chemicals AG	12,716	825,756
Clariant AG Registered	45,904	795,300
Compagnie Financiere Richemont AG	101,271	3,190,474
Credit Suisse Group[2]	216,974	9,347,777
Givaudan SA Registered	1,570	1,011,629
Holcim Ltd.	32,656	2,015,143
Nestle SA	78,186	21,466,875
Novartis AG1	460,324	21,550,532
Roche Holding AG Bearer	5,245	662,721
Roche Holding AG Genusschein[1]	135,962	14,623,986
Serono SA	1,256	914,681
Swatch Group (The) AG Class B1	6,594	909,517
Swiss Life Holding[1,2]	5,338	805,246
Swiss Re	64,056	4,603,068
Swisscom AG	4,082	1,501,768
Syngenta AG2	20,415	2,139,302
UBS AG Registered[1]	198,134	16,789,608
Zurich Financial Services AG2	28,574	5,032,035

		112,411,970

UNITED KINGDOM – 37.02%
Aegis Group PLC	235,500	453,901
Alliance & Leicester PLC	89,490	1,493,156
Allied Domecq PLC	211,950	2,136,671
AMVESCAP PLC	165,792	1,045,574
Anglo American PLC	287,310	6,813,407
ARM Holdings PLC	146,392	291,145
Associated British Foods PLC	69,080	982,918
AstraZeneca PLC	319,966	12,612,118
Aviva PLC	439,600	5,274,743
AWG PLC	30,846	482,613
BAA PLC	210,066	2,316,149
BAE Systems PLC	591,262	2,899,260
Barclays PLC[3]	1,243,754	12,714,569
BBA Group PLC	96,084	547,858
BG Group PLC	691,428	5,373,073
BHP Billiton PLC	474,454	6,374,316
BOC Group PLC	97,026	1,868,238
Boots Group PLC	144,754	1,705,442
BP PLC	4,141,032	42,919,544
BPB PLC	99,852	936,798
Brambles Industries PLC	139,102	796,427
British Airways PLC[2]	103,306	515,347
British American Tobacco PLC	292,020	5,148,303
British Land Co. PLC	102,050	1,550,383
British Sky Broadcasting Group PLC	241,466	2,648,672
BT Group PLC	1,654,152	6,423,284
Bunzl PLC	89,490	874,249
Cable & Wireless PLC	219,382	535,798
Cadbury Schweppes PLC	400,978	4,019,535
Capita Group PLC	129,368	919,146
Carnival PLC	32,656	1,793,199
Centrica PLC	735,388	3,206,477
Cobham PLC	20,096	530,488
Compass Group PLC	439,914	2,007,496
Cookson Group PLC[2]	343,830	259,880
Cookson Group PLC Deferred Shares[2,4]	108,864	—
Corus Group PLC[2]	829,274	846,178
Corus Group PLC Deferred Shares[2,4]	315,252	60
Daily Mail and General Trust PLC Class A	60,602	824,497
Diageo PLC	582,470	8,210,739
Dimension Data Holdings PLC[2]	234,872	145,349
Dixons Group PLC	389,674	1,124,741
Electrocomponents PLC	94,514	442,019
EMAP PLC	48,984	768,249
EMI Group PLC	154,802	691,064
Exel PLC	56,834	910,697
FirstGroup PLC	81,326	527,485
FKI PLC	125,286	251,537
Friends Provident PLC	405,688	1,358,777
Gallaher Group PLC	124,030	1,769,472
GKN PLC	157,314	754,299
GlaxoSmithKline PLC	1,135,110	26,017,684
Group 4 Securicor PLC[2]	177,784	460,239
GUS PLC	196,250	3,378,298
Hammerson PLC	56,206	883,110
Hanson PLC	131,566	1,244,279
Hays PLC	359,668	903,906
HBOS PLC	758,624	11,826,341
Hilton Group PLC	310,232	1,764,505

68	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2005

Security	Shares	Value
HSBC Holdings PLC	2,158,436	$34,137,720
IMI PLC	76,616	594,296
Imperial Chemical Industries PLC	226,394	1,144,349
Imperial Tobacco Group PLC	139,416	3,659,188
InterContinental Hotels Group PLC	126,427	1,475,186
Invensys PLC[2]	1,217,378	356,555
ITV PLC	813,404	1,959,685
J Sainsbury PLC	224,824	1,228,813
Johnson Matthey PLC	43,646	815,663
Kesa Electricals PLC	100,621	574,678
Kingfisher PLC	450,276	2,456,805
Land Securities Group PLC	88,072	2,151,822
Legal & General Group PLC	1,292,424	2,765,751
Lloyds TSB Group PLC	1,075,450	9,713,774
LogicaCMG PLC	75,833	253,630
Lonmin PLC	28,888	537,134
Man Group PLC	60,602	1,573,416
Marks & Spencer Group PLC	320,908	2,098,102
Misys PLC	101,108	423,184
Mitchells & Butlers PLC	106,944	696,170
National Grid Group PLC	600,682	5,564,576
Next PLC	50,868	1,530,233
Northern Rock PLC	85,408	1,281,412
O2 PLC[2]	1,720,720	3,877,398
Old Mutual PLC	737,900	1,875,382
Pearson PLC	150,415	1,833,246
Peninsular & Oriental Steam Navigation Co. PLC	137,218	750,636
Pilkington PLC	166,106	371,941
Provident Financial PLC	54,008	722,539
Prudential Corp. PLC	469,116	4,485,394
Rank Group PLC	119,006	615,592
Reckitt Benckiser PLC	116,180	3,692,557
Reed International PLC	249,944	2,590,534
Rentokil Initial PLC	371,462	1,137,102
Reuters Group PLC	274,122	2,113,362
Rio Tinto PLC	208,496	6,740,896
Rolls-Royce Group PLC[2]	294,846	1,359,424
Royal & Sun Alliance Insurance Group PLC	546,674	810,901
Royal Bank of Scotland Group PLC	612,300	19,483,915
SABMiller PLC	153,546	2,403,814
Sage Group PLC	233,930	889,594
Schroders PLC	23,550	314,616
Scottish & Newcastle PLC	157,942	1,374,349
Scottish & Southern Energy PLC	165,792	2,761,568
Scottish Power PLC	357,960	2,766,481
Severn Trent PLC	66,882	1,156,379
Shell Transport & Trading Co. PLC	1,864,846	16,738,112
Shire Pharmaceuticals Group PLC	97,340	1,111,879
Slough Estates PLC	81,954	754,944
Smith & Nephew PLC	185,260	1,741,585
Smith WH PLC	39,321	264,883
Smiths Group PLC	111,161	1,788,574
Spirent PLC[2]	195,308	237,117
Standard Chartered PLC	228,906	4,117,788
Tate & Lyle PLC	83,838	842,004
Tesco PLC	1,494,954	8,940,698
3i Group PLC	121,518	1,541,901
Tomkins PLC	153,860	768,264
Trinity Mirror PLC	56,206	744,510
Unilever PLC	535,370	5,290,852
United Business Media PLC	72,253	726,336
United Utilities PLC[1]	112,412	1,340,331
Vodafone Group PLC	12,700,672	33,718,862
Whitebread PLC	59,974	1,055,640
William Morrison Supermarkets PLC	475,082	1,759,521
Wolseley PLC	116,494	2,439,008
WPP Group PLC	234,244	2,666,831
Xstrata PLC	71,278	1,360,338
Yell Group PLC	103,934	928,942

		437,572,384

TOTAL COMMON STOCKS (Cost: $994,139,609)		1,174,829,265

PREFERRED STOCKS – 0.17%

GERMANY – 0.17%
Henkel KGaA[1]	10,362	939,322
Porsche AG [1]	1,570	1,142,652

		2,081,974

TOTAL PREFERRED STOCKS (Cost: $1,531,697)		2,081,974

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 28.03%

COMMERCIAL PAPER[5] – 6.77%
Amstel Funding Corp.
2.95%, 08/19/05	$595,927	$589,091
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	10,126,151	10,115,003
ANZ National Bank Ltd.
2.94%, 08/15/05	716,845	708,897
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,218,636	1,216,703
Cantabric Finance LLC
2.80%, 04/29/05	774,192	772,506
Chariot Funding LLC
2.70%, 04/06/05	387,096	386,951
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,448,027	1,446,796
Corporate Asset Funding
2.75%, 05/05/05	1,003,583	1,000,977
CRC Funding LLC
2.74%, 04/28/05	716,845	715,372
DEPFA Bank PLC
2.28%, 05/03/05	716,845	715,395
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	4,874,545	4,851,220
Fairway Finance LLC
3.15%, 09/15/05	1,275,339	1,256,703
Falcon Asset Securitization Corp.
2.75%, 04/14/05	573,476	572,907
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	1,777,775	1,774,241
Fortis Funding LLC
2.35%, 05/09/05	2,007,166	2,002,187
General Electric Capital Corp.
2.74%, 07/07/05	716,845	711,553
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	4,075,349	4,067,565
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	4,301,069	4,248,173
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	11,078,235	11,064,258
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,999,065	1,996,927
Liberty Street Funding Corp.
2.80%, 04/20/05	718,723	717,661
Moat Funding LLC
2.74%, 05/02/05	1,003,583	1,001,215
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,189,962	1,188,864
New Center Asset Trust
2.80%, 04/15/05	1,433,690	1,432,129
Nordea North America Inc.
2.74%, 07/11/05	716,845	711,334
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,635,338	1,633,310
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	4,616,051	4,609,443
Polonius Inc.
2.82%, 04/28/05	1,189,962	1,187,446
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,234,751	1,233,508
Ranger Funding Co. LLC
2.75%, 04/14/05	2,150,535	2,148,403
Santander Central Hispano
2.75%, 07/08/05	1,792,112	1,778,721
Scaldis Capital LLC
2.75%, 07/08/05	358,824	356,138
Societe Generale
2.75%, 05/03/05	1,290,321	1,287,167
Sydney Capital Corp.
2.75%, 04/12/05	2,502,792	2,500,689
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,247,310	1,245,467

70	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2005

Security	Principal	Value
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	$1,249,231	$1,247,959
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	934,952	934,024
Tulip Funding Corp.
2.71%, 04/08/05	1,185,590	1,184,966
Variable Funding Capital Corp.
2.80%, 04/20/05	1,103,941	1,102,310
Yorktown Capital LLC
2.80%, 04/20/05	2,250,893	2,247,567

		79,961,746

FLOATING RATE NOTES[5] – 9.62%
Allstate Life Global Funding II
2.74%, 01/10/06[6]	659,497	659,518
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	5,017,914	5,018,730
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	931,898	931,687
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05[6]	4,659,492	4,659,861
BMW US Capital LLC
2.82%, 04/18/06[6]	1,433,690	1,433,690
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	4,874,545	4,873,715
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05[6]	4,301,069	4,300,897
Commodore CDO Ltd.
3.08%, 12/12/05	358,422	358,422
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	4,301,069	4,300,507
DEPFA Bank PLC
2.99%, 12/15/05	1,433,690	1,433,690
Dorada Finance Inc.
2.66%, 07/29/05[6]	1,189,962	1,189,846
Fairway Finance LLC
2.80%, 06/20/05	716,845	716,829
Fifth Third Bancorp
2.81%, 02/23/06[6]	2,867,380	2,867,380
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06[6]	1,863,797	1,863,874
General Electric Capital Corp.
2.86%, 03/09/06	645,160	645,982
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	523,478	523,478
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	931,898	931,898
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,433,690	1,433,690
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	4,301,069	4,301,070
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06[6]	6,451,604	6,451,701
Leafs LLC
2.85%, 01/20/06 - 02/21/06[6]	1,505,374	1,505,374
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06[6]	5,878,128	5,879,446
Lothian Mortgages PLC
2.84%, 01/24/06[6]	2,867,380	2,867,380
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,433,690	1,435,214
MetLife Funding Inc.
2.74%, 03/06/06[6]	2,150,535	2,150,535
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	3,584,224	3,584,017
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06[6]	5,304,652	5,305,660
Norddeutsche Landesbank
2.63%, 07/27/05	1,433,690	1,433,528
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06[6]	4,301,069	4,301,070

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	$5,089,599	$5,089,598
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06[6]	788,529	788,373
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06[6]	7,311,818	7,312,104
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05[6]	4,411,463	4,411,318
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	4,301,069	4,301,070
Wells Fargo & Co.
2.78%, 03/15/06[6]	716,845	716,940
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06[6]	5,017,914	5,017,536
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06[6]	7,225,796	7,225,312
Winston Funding Ltd.
2.75%, 04/25/05[6]	1,023,654	1,023,654
World Savings Bank
2.71%, 09/09/05	501,791	501,769

		113,746,363

MONEY MARKET FUNDS – 0.58%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	5,734,759	5,734,759
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3]	249,087	249,087
BlackRock Temp Cash Money Market Fund[5]	267,372	267,372
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[5]	600,973	600,973

		6,852,191

Security	Principal	Value
REPURCHASE AGREEMENTS[5] – 6.91%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $31,543,709 and effective yields of 2.89% - 2.90%.[7]	$31,541,175	$31,541,175
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $28,676,097 and an effective yield of 2.89%.[7]	28,673,795	28,673,795
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $21,507,073 and an effective yield of 2.89%.[7]	21,505,347	21,505,347

		81,720,317

TIME DEPOSITS[5] – 3.82%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,003,583	1,003,580
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,433,690	1,433,690
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,007,166	2,007,166
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,863,797	1,863,797
First Tennessee Bank
2.77%, 04/15/05	716,845	716,845
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	1,777,775	1,777,775
Natexis Banques
2.98%, 08/18/05	1,433,690	1,433,690
Norddeutsche Landesbank
2.11%, 06/07/05	1,433,690	1,433,638
Rabobank Nederland NV NY
2.84%, 04/01/05	10,549,161	10,549,161

72	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2005

Security	Principal	Value
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	$3,512,540	$3,512,540
SunTrust Bank
2.68%, 05/03/05	1,433,690	1,433,565
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	4,874,545	4,874,398
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	2,580,642	2,580,632
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	7,096,764	7,096,764
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,433,690	1,433,684
World Savings Bank
2.75%, 05/03/05	2,007,166	2,007,166

		45,158,091

U.S. GOVERNMENT AGENCY NOTES[5] – 0.33%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,718,320	1,715,989
Federal National Mortgage Association
2.33%, 07/22/05	2,150,535	2,134,979

		3,850,968

TOTAL SHORT-TERM INVESTMENTS (Cost: $331,289,676)		331,289,676

TOTAL INVESTMENTS IN SECURITIES – 127.59% (Cost: $1,326,960,982)		1,508,200,915
Other Assets, Less Liabilities – (27.59%)		(326,147,358)

NET ASSETS – 100.00%		$1,182,053,557

ADR - American Depositary Receipts

NYS - New York Registered Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.53%

ARGENTINA – 2.68%
Grupo Financiero Galicia SA ADR[1]	78,474	$591,694
Petrobras Energia Participaciones SA ADR[2]	213,364	2,603,041
Tenaris SA ADR	94,318	5,801,500

		8,996,235

BRAZIL – 47.26%
Aracruz Celulose SA ADR	127,756	4,573,665
Banco Bradesco SA ADR[1]	503,562	14,603,298
Banco Itau Holding Financiera SA ADR[1]	243,540	19,763,271
Brasil Telecom Participacoes SA ADR[1]	98,892	3,228,824
Centrais Eletricas Brasileiras SA ADR	140,856	943,101
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	85,116	1,786,585
Companhia de Bebidas das Americas ADR	499,478	14,429,919
Companhia Energetica de Minas Gerais ADR	189,092	4,315,079
Companhia Paranaense de Energia ADR	171,298	801,675
Companhia Siderurgica Nacional SA ADR[1]	326,623	7,871,614
Companhia Vale do Rio Doce ADR	940,063	24,977,474
Embratel Participacoes SA ADR[1,2]	205,328	1,673,423
Embratel Participacoes SA Rights[1,3]	134,660	—
Empresa Brasileira de Aeronautica SA ADR[1]	203,114	6,357,468
Gerdau SA ADR[1]	324,966	5,361,939
Petroleo Brasileiro SA ADR[1]	772,938	34,148,401
Tele Norte Leste Participacoes SA ADR[1,2]	552,680	8,549,960
Unibanco - Uniao de Bancos Brasileiros SA GDR	151,714	5,215,927

		158,601,623

CHILE – 10.52%
Banco de Chile ADR[1]	55,120	1,868,568
Banco Santander Chile SA ADR	254,528	8,432,513

Security	Shares or Principal	Value
Distribucion y Servicio D&S SA ADR	173,102	$3,294,131
Empresa Nacional de Electricidad SA ADR[2]	462,316	9,204,712
Enersis SA ADR	579,020	4,863,768
Sociedad Quimica y Minera de Chile SA ADR	94,648	7,623,896

		35,287,588

MEXICO – 39.07%
Alfa SA Class A2	669,424	3,560,403
America Movil SA de CV Series L	13,841,600	35,626,816
Cemex SA de CV Series CPO	3,811,647	27,659,709
Fomento Economico Mexicano SA de CV Class UBD	1,082,400	5,792,677
Grupo Carso SA de CV Series A1	750,382	3,830,596
Grupo Modelo SA de CV Series C	1,303,360	3,834,955
Grupo Televisa SA Series CPO	3,628,506	10,669,881
Kimberly-Clark de Mexico SA de CV Class A	1,083,432	3,245,015
Telefonos de Mexico SA de CV Series L ADR	14,187,032	24,487,745
Wal-Mart de Mexico SA de CV Series V	3,537,715	12,402,489

		131,110,286

TOTAL COMMON STOCKS (Cost: $312,995,100)		333,995,732

PREFERRED STOCKS – 0.15%

BRAZIL – 0.15%
Centrais Eletricas Brasileiras SA ADR[1]	74,620	484,179

		484,179

TOTAL PREFERRED STOCKS (Cost: $441,637)		484,179

SHORT-TERM INVESTMENTS – 17.67%

COMMERCIAL PAPER[4] – 4.23%
Amstel Funding Corp.
2.95%, 08/19/05	$105,701	104,488
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	1,796,096	1,794,122

74	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2005

Security	Principal	Value
ANZ National Bank Ltd.
2.94%, 08/15/05	$127,148	$125,738
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	216,152	215,809
Cantabric Finance LLC
2.80%, 04/29/05	137,320	137,021
Chariot Funding LLC
2.70%, 04/06/05	68,660	68,634
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	256,839	256,621
Corporate Asset Funding
2.75%, 05/05/05	178,008	177,545
CRC Funding LLC
2.74%, 04/28/05	127,148	126,887
DEPFA Bank PLC
2.28%, 05/03/05	127,148	126,892
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	864,608	860,471
Fairway Finance LLC
3.15%, 09/15/05	226,209	222,904
Falcon Asset Securitization Corp.
2.75%, 04/14/05	101,719	101,618
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	315,328	314,701
Fortis Funding LLC
2.35%, 05/09/05	356,015	355,132
General Electric Capital Corp.
2.74%, 07/07/05	127,148	126,210
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	722,853	721,472
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	762,889	753,507
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	1,964,969	1,962,489
Kitty Hawk Funding Corp.
2.75%, 04/15/05	354,578	354,199
Liberty Street Funding Corp.
2.80%, 04/20/05	127,481	127,293
Moat Funding LLC
2.74%, 05/02/05	178,008	177,588
Mortgage Interest Networking Trust
2.77%, 04/13/05	211,066	210,871
New Center Asset Trust
2.80%, 04/15/05	254,296	254,020
Nordea North America Inc.
2.74%, 07/11/05	127,148	126,171
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	290,063	289,704
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	818,758	817,587
Polonius Inc.
2.82%, 04/28/05	211,066	210,620
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	219,010	218,789
Ranger Funding Co. LLC
2.75%, 04/14/05	381,445	381,067
Santander Central Hispano
2.75%, 07/08/05	317,871	315,495
Scaldis Capital LLC
2.75%, 07/08/05	63,645	63,169
Societe Generale
2.75%, 05/03/05	228,867	228,307
Sydney Capital Corp.
2.75%, 04/12/05	443,925	443,552
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	221,238	220,911
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	221,579	221,353
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	165,834	165,670

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2005

Security	Principal	Value
Tulip Funding Corp.
2.71%, 04/08/05	$210,290	$210,180
Variable Funding Capital Corp.
2.80%, 04/20/05	195,808	195,519
Yorktown Capital LLC
2.80%, 04/20/05	399,245	398,655

		14,182,981

FLOATING RATE NOTES[4] – 6.01%
Allstate Life Global Funding II
2.74%, 01/10/06[5]	116,976	116,980
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	890,038	890,183
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	165,293	165,255
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05[5]	826,463	826,529
BMW US Capital LLC
2.82%, 04/18/065	254,296	254,296
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	864,608	864,460
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05[5]	762,889	762,859
Commodore CDO Ltd.
3.08%, 12/12/05	63,574	63,574
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	762,889	762,790
DEPFA Bank PLC
2.99%, 12/15/05	254,296	254,296
Dorada Finance Inc.
2.66%, 07/29/05[5]	211,066	211,045
Fairway Finance LLC
2.80%, 06/20/05	127,148	127,145
Fifth Third Bancorp
2.81%, 02/23/06[5]	508,593	508,593
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06[5]	330,585	330,599
General Electric Capital Corp.
2.86%, 03/09/06	114,433	114,579
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	92,850	92,850
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	165,293	165,293
Hartford Life Global Funding Trust
2.80%, 02/15/06	254,296	254,296
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	762,889	762,888
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06[5]	1,144,334	1,144,350
Leafs LLC
2.85%, 01/20/06 - 02/21/06[5]	267,011	267,011
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06[5]	1,042,615	1,042,850
Lothian Mortgages PLC
2.84%, 01/24/06[5]	508,593	508,593
Marshall & Ilsley Corp.
2.95%, 02/20/06	254,296	254,567
MetLife Funding Inc.
2.74%, 03/06/06[5]	381,445	381,445
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	635,741	635,704
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06[5]	940,897	941,076
Norddeutsche Landesbank
2.63%, 07/27/05	254,296	254,268
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06[5]	762,889	762,889

76	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	$902,752	$902,753
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06[5]	139,863	139,835
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06[5]	1,296,912	1,296,964
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05[5]	782,470	782,445
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	762,889	762,890
Wells Fargo & Co.
2.78%, 03/15/06[5]	127,148	127,166
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06[5]	890,038	889,971
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06[5]	1,281,654	1,281,569
Winston Funding Ltd.
2.75%, 04/25/05[5]	181,568	181,568
World Savings Bank
2.71%, 09/09/05	89,004	89,000

		20,175,424

MONEY MARKET FUNDS – 0.52%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,6]	1,017,186	1,017,186
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[6]	576,407	576,407
BlackRock Temp Cash Money Market Fund[4]	47,424	47,424
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	106,596	106,596

		1,747,613

Security	Principal	Value
REPURCHASE AGREEMENTS[4] – 4.32%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $5,594,972 and effective yields of 2.89% - 2.90%.[7]	$5,594,522	$5,594,522
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $5,086,338 and an effective yield of 2.89%.[7]	5,085,929	5,085,929
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $3,814,753 and an effective yield of 2.89%.[7]	3,814,447	3,814,447

		14,494,898

TIME DEPOSITS[4] – 2.39%
Abbey National Treasury Services PLC
1.39%, 04/08/05	178,005	178,005
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	254,296	254,296
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	356,015	356,015
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	330,585	330,585
First Tennessee Bank
2.77%, 04/15/05	127,148	127,148
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	315,328	315,328
Natexis Banques
2.98%, 08/18/05	254,296	254,296
Norddeutsche Landesbank
2.11%, 06/07/05	254,296	254,287
Rabobank Nederland NV NY
2.84%, 04/01/05	1,871,126	1,871,126
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	623,026	623,027
SunTrust Bank
2.68%, 05/03/05	254,296	254,274

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2005

Security	Principal	Value
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	$864,608	$864,583
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	457,734	457,731
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	1,258,767	1,258,768
Wells Fargo Bank N.A.
2.79%, 04/15/05	254,296	254,295
World Savings Bank
2.75%, 05/03/05	356,015	356,015

		8,009,779

U.S. GOVERNMENT AGENCY NOTES[4] – 0.20%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	304,782	304,368
Federal National Mortgage Association
2.33%, 07/22/05	381,445	378,686

		683,054

TOTAL SHORT-TERM INVESTMENTS (Cost: $59,293,749)		59,293,749

TOTAL INVESTMENTS IN SECURITIES – 117.35% (Cost: $372,730,486)		393,773,660
Other Assets, Less Liabilities – (17.35%)		(58,209,336)

NET ASSETS – 100.00%		$335,564,324

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

78	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.34%

ADVERTISING – 0.20%
DENTSU Inc.	70	$191,754

		191,754

AGRICULTURE – 0.57%
Japan Tobacco Inc.	49	545,157

		545,157

AIRLINES – 0.65%
All Nippon Airways Co. Ltd.[1]	91,000	311,387
Japan Airlines System Corp.[1]	105,000	307,264

		618,651

AUTO MANUFACTURERS – 10.98%
Honda Motor Co. Ltd.	49,000	2,460,079
Nissan Motor Co. Ltd.[1]	135,800	1,395,327
Suzuki Motor Corp.	24,500	439,332
Toyota Motor Corp.	165,200	6,162,565

		10,457,303

AUTO PARTS & EQUIPMENT – 1.56%
Bridgestone Corp.	42,000	773,953
Denso Corp.	28,700	716,427

		1,490,380

BANKS – 6.99%
Mitsubishi Tokyo Financial Group Inc.[1]	210	1,825,916
Mizuho Financial Group Inc.	406	1,924,476
Nipponkoa Insurance Co. Ltd.	42,000	288,613
Sumitomo Mitsui Financial Group Inc.[1]	203	1,377,880
Sumitomo Trust & Banking Co. Ltd. (The)	49,000	320,222
UFJ Holdings Inc.[2]	175	922,775

		6,659,882

BEVERAGES – 0.85%
Asahi Breweries Ltd.	25,200	327,251
Kirin Brewery Co. Ltd.	49,000	478,730

		805,981

BUILDING MATERIALS – 1.44%
Asahi Glass Co. Ltd.	49,000	517,670
Daikin Industries Ltd.	14,000	353,403
JS Group Corp.	14,000	257,592
Matsushita Electric Works Ltd.	28,000	241,623

		1,370,288

CHEMICALS – 3.07%
Asahi Kasei Corp.	77,000	380,105
JSR Corp.[1]	14,000	276,832
Mitsubishi Chemical Corp.	119,000	380,497
Mitsui Chemicals Inc.	42,000	235,209
Nitto Denko Corp.	9,100	478,141
Shin-Etsu Chemical Co. Ltd.	21,700	823,691
Sumitomo Chemical Co. Ltd.	70,000	346,859

		2,921,334

COMMERCIAL SERVICES – 1.20%
Dai Nippon Printing Co. Ltd.	42,000	686,780
Toppan Printing Co. Ltd.	42,000	460,995

		1,147,775

COMPUTERS – 1.26%
Fujitsu Ltd.[1]	112,000	674,346
TDK Corp.[1]	7,700	528,403

		1,202,749

COSMETICS & PERSONAL CARE – 1.27%
Kao Corp.[1]	35,000	806,610
Shiseido Co. Ltd.[1]	21,000	277,814
Uni-Charm Corp.[1]	2,800	125,916

		1,210,340

DISTRIBUTION & WHOLESALE – 3.09%
Itochu Corp.	77,000	388,743
Marubeni Corp.	91,000	292,670
Mitsubishi Corp.[1]	77,000	999,934
Mitsui & Co. Ltd.	84,000	776,702
Sumitomo Corp.	56,000	481,152

		2,939,201

DIVERSIFIED FINANCIAL SERVICES – 4.93%
Acom Co. Ltd.	5,250	355,857
Credit Saison Co. Ltd.	10,500	378,927
Daiwa Securities Group Inc.	84,000	554,450
Nikko Cordial Corp.	70,000	350,785
Nomura Holdings Inc.	119,000	1,668,848
ORIX Corp.[1]	5,600	715,707
Promise Co. Ltd.	5,250	359,784
Takefuji Corp.	4,620	311,859

		4,696,217

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2005

Security	Shares	Value
ELECTRIC – 4.24%
Chubu Electric Power Co. Inc.[1]	37,800	$910,013
Kansai Electric Power Co. Inc.	46,200	928,665
Kyushu Electric Power Co. Inc.	25,200	537,173
Tokyo Electric Power Co. Inc. (The)	68,600	1,667,539

		4,043,390

ELECTRICAL COMPONENTS & EQUIPMENT – 4.56%
Fujikura Ltd.	21,000	92,277
Furukawa Electric Co. Ltd.[1,2]	35,000	160,668
Hitachi Ltd.	196,000	1,220,419
Mitsubishi Electric Corp.	126,000	653,796
Sanyo Electric Co. Ltd.	49,000	153,010
Sharp Corp.	56,000	849,215
Sumitomo Electric Industries Ltd.	42,000	448,037
Toshiba Corp.[1]	182,000	762,304

		4,339,726

ELECTRONICS – 4.92%
Advantest Corp.[1]	5,600	430,366
Fanuc Ltd.	9,800	614,791
Hirose Electric Co. Ltd.	2,100	214,987
Keyence Corp.	2,100	487,696
Kyocera Corp.[1]	10,500	750,982
Murata Manufacturing Co. Ltd.	13,300	714,987
NEC Corp.	112,000	678,534
NGK Insulators Ltd.	21,000	209,097
Secom Co. Ltd.	14,000	583,770

		4,685,210

ENGINEERING & CONSTRUCTION – 0.99%
Kajima Corp.[1]	56,000	231,937
Obayashi Corp.	42,000	259,555
Shimizu Corp.[1]	42,000	215,576
Taisei Corp.	63,000	236,780

		943,848

ENTERTAINMENT – 0.24%
Oriental Land Co. Ltd.	3,500	229,058

		229,058

FOOD – 0.72%
Ajinomoto Co. Inc.	28,000	342,408
Nippon Meat Packers Inc.[1]	14,000	177,880
Nissin Food Products Co. Ltd.	6,300	165,216

		685,504

FOREST PRODUCTS & PAPER – 0.60%
Nippon Paper Group Inc.	56	259,162
Oji Paper Co. Ltd.	56,000	315,183

		574,345

GAS – 1.04%
Osaka Gas Co. Ltd.	119,000	367,147
Tokyo Gas Co. Ltd.[1]	154,000	621,989

		989,136

HAND & MACHINE TOOLS – 0.42%
SMC Corp.	3,500	396,924

		396,924

HEALTH CARE-PRODUCTS – 1.08%
Hoya Corp.	6,300	695,026
Terumo Corp.	11,200	338,220

		1,033,246

HOME BUILDERS – 0.73%
Daiwa House Industry Co. Ltd.	28,000	322,513
Sekisui House Ltd.	35,000	374,673

		697,186

HOME FURNISHINGS – 4.61%
Matsushita Electric Industrial Co. Ltd.	133,000	1,964,660
Pioneer Corp.	7,700	138,868
Sony Corp.[1]	57,400	2,291,492

		4,395,020

HOUSEWARES – 0.13%
TOTO Ltd.[1]	14,000	120,419

		120,419

INSURANCE – 3.59%
Millea Holdings Inc.[1]	105	1,531,414
Mitsui Sumitomo Insurance Co. Ltd.	91,000	836,322
Sompo Japan Insurance Inc.	56,000	585,864
T&D Holdings Inc.	9,100	463,678

		3,417,278

INTERNET – 1.19%
Softbank Corp.[1,2]	14,700	607,461
Yahoo! Japan Corp.[2]	112	262,827
Yahoo! Japan Corp. When Issued[2]	112	263,874

		1,134,162

80	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2005

Security	Shares	Value
IRON & STEEL – 2.59%
JFE Holdings Inc.[1]	30,125	$842,125
Kobe Steel Ltd.[1]	112,000	197,906
Nippon Steel Corp.	413,000	1,046,400
Sumitomo Metal Industries Ltd.	210,000	378,927

		2,465,358

MACHINERY – 0.80%
Komatsu Ltd.	56,000	421,990
Kubota Corp.	63,000	336,911

		758,901

MANUFACTURING – 2.14%
Fuji Photo Film Co. Ltd.	28,000	1,026,178
Kawasaki Heavy Industries Ltd.[1]	98,000	169,503
Konica Minolta Holdings Inc.	28,000	283,770
Mitsubishi Heavy Industries Ltd.	210,000	559,555

		2,039,006

MEDIA – 0.17%
Nippon Television Network Corp.	1,050	164,529

		164,529

METAL FABRICATE & HARDWARE – 0.15%
NSK Ltd.[1]	28,000	144,503

		144,503

MINING – 0.62%
Mitsubishi Materials Corp.[1]	70,000	167,539
Mitsui Mining & Smelting Co. Ltd.	35,000	155,432
Sumitomo Metal Mining Co. Ltd.	35,000	264,071

		587,042

OFFICE & BUSINESS EQUIPMENT – 3.36%
Canon Inc.	48,300	2,596,531
Ricoh Corp. Ltd.	35,000	602,094

		3,198,625

OIL & GAS – 0.78%
Nippon Oil Corp.	84,000	597,644
TonenGeneral Sekiyu K.K.	14,000	143,848

		741,492

PACKAGING & CONTAINERS – 0.14%
Toyo Seikan Kaisha Ltd.	7,000	130,301

		130,301

PHARMACEUTICALS – 5.28%
Daiichi Pharmaceutical Co. Ltd.	14,000	328,534
Eisai Co. Ltd.	16,100	547,906
Fujisawa Pharmaceutical Co. Ltd.	16,800	394,241
Sankyo Co. Ltd.	23,800	502,880
Taisho Pharmaceutical Co. Ltd.	14,000	298,429
Takeda Pharmaceutical Co. Ltd.	49,000	2,340,969
Yamanouchi Pharmaceutical Co. Ltd.[1]	18,200	617,670

		5,030,629

REAL ESTATE – 1.82%
Mitsubishi Estate Co. Ltd.[1]	70,000	815,445
Mitsui Fudosan Co. Ltd.	49,000	576,767
Sumitomo Realty & Development Co. Ltd.	28,000	338,743

		1,730,955

RETAIL – 2.45%
AEON Co. Ltd.[1]	35,000	592,605
Ito-Yokado Co. Ltd.	21,000	840,314
Marui Co. Ltd.	21,000	282,919
Seven-Eleven Japan Co. Ltd.	21,000	616,492

		2,332,330

SEMICONDUCTORS – 1.30%
Rohm Co. Ltd.	7,000	677,356
Tokyo Electron Ltd.	9,800	559,817

		1,237,173

TELECOMMUNICATIONS – 4.82%
Nippon Telegraph & Telephone Corp.	581	2,547,578
NTT Data Corp.[1]	49	169,503
NTT DoCoMo Inc.	1,113	1,873,037

		4,590,118

TEXTILES – 0.69%
Kuraray Co. Ltd.	21,000	187,893
Teijin Ltd.	28,000	119,895
Toray Industries Inc.	77,000	346,270

		654,058

TOYS, GAMES & HOBBIES – 0.72%
Nintendo Co. Ltd.[1]	6,300	689,136

		689,136

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
TRANSPORTATION – 4.39%
Central Japan Railway Co.[1]	63	$540,707
East Japan Railway Co.	224	1,206,283
Kintetsu Corp.[1]	84,000	285,864
Mitsui O.S.K. Lines Ltd.	63,000	405,825
Nippon Express Co. Ltd.	56,000	295,288
Nippon Yusen Kabushiki Kaisha	63,000	380,497
Odakyu Electric Railway Co. Ltd.[1]	28,000	171,466
Tokyu Corp.	49,000	256,086
West Japan Railway Co.	84	343,194
Yamato Transport Co. Ltd.	21,000	301,178

		4,186,388

TOTAL COMMON STOCKS (Cost: $86,238,797)		94,622,008

SHORT-TERM INVESTMENTS – 17.65%

COMMERCIAL PAPER[3] – 4.26%
Amstel Funding Corp.
2.95%, 08/19/05	$30,274	29,927
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	514,423	513,858
ANZ National Bank Ltd.
2.94%, 08/15/05	36,417	36,014
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	61,909	61,811
Cantabric Finance LLC
2.80%, 04/29/05	39,330	39,244
Chariot Funding LLC
2.70%, 04/06/05	19,665	19,658
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	73,562	73,499
Corporate Asset Funding
2.75%, 05/05/05	50,983	50,851
CRC Funding LLC
2.74%, 04/28/05	36,417	36,342
DEPFA Bank PLC
2.28%, 05/03/05	36,417	36,343

Security	Principal	Value
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	$247,634	$246,449
Fairway Finance LLC
3.15%, 09/15/05	64,789	63,842
Falcon Asset Securitization Corp.
2.75%, 04/14/05	29,133	29,105
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	90,314	90,134
Fortis Funding LLC
2.35%, 05/09/05	101,967	101,714
General Electric Capital Corp.
2.74%, 07/07/05	36,417	36,148
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	207,034	206,638
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	218,501	215,814
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	562,791	562,082
Kitty Hawk Funding Corp.
2.75%, 04/15/05	101,555	101,447
Liberty Street Funding Corp.
2.80%, 04/20/05	36,512	36,458
Moat Funding LLC
2.74%, 05/02/05	50,983	50,864
Mortgage Interest Networking Trust
2.77%, 04/13/05	60,452	60,396
New Center Asset Trust
2.80%, 04/15/05	72,834	72,754
Nordea North America Inc.
2.74%, 07/11/05	36,417	36,137
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	83,078	82,975
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	234,502	234,167

82	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2005

Security	Principal	Value
Polonius Inc.
2.82%, 04/28/05	$60,452	$60,325
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	62,727	62,664
Ranger Funding Co. LLC
2.75%, 04/14/05	109,250	109,142
Santander Central Hispano
2.75%, 07/08/05	91,042	90,362
Scaldis Capital LLC
2.75%, 07/08/05	18,229	18,092
Societe Generale
2.75%, 05/03/05	65,550	65,390
Sydney Capital Corp.
2.75%, 04/12/05	127,146	127,039
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	63,365	63,272
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	63,463	63,399
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	47,497	47,450
Tulip Funding Corp.
2.71%, 04/08/05	60,230	60,198
Variable Funding Capital Corp.
2.80%, 04/20/05	56,082	55,999
Yorktown Capital LLC
2.80%, 04/20/05	114,349	114,180

		4,062,183

FLOATING RATE NOTES[3] – 6.07%
Allstate Life Global Funding II
2.74%, 01/10/06[4]	33,503	33,504
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	254,917	254,959
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	47,342	47,331
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05[4]	236,709	236,727
BMW US Capital LLC
2.82%, 04/18/06[4]	72,834	72,834
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	247,634	247,593
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05[4]	218,501	218,491
Commodore CDO Ltd.
3.08%, 12/12/05	18,208	18,208
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	218,501	218,473
DEPFA Bank PLC
2.99%, 12/15/05	72,834	72,834
Dorada Finance Inc.
2.66%, 07/29/05[4]	60,452	60,446
Fairway Finance LLC
2.80%, 06/20/05	36,417	36,416
Fifth Third Bancorp
2.81%, 02/23/06[4]	145,667	145,667
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06[4]	94,684	94,689
General Electric Capital Corp.
2.86%, 03/09/06	32,775	32,817
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	26,593	26,593
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	47,342	47,342
Hartford Life Global Funding Trust
2.80%, 02/15/06	72,834	72,834
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	218,501	218,502
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06[4]	327,751	327,756
Leafs LLC
2.85%, 01/20/06 - 02/21/06[4]	76,475	76,475

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2005

Security	Principal	Value
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06[4]	$298,618	$298,686
Lothian Mortgages PLC
2.84%, 01/24/06[4]	145,667	145,667
Marshall & Ilsley Corp.
2.95%, 02/20/06	72,834	72,912
MetLife Funding Inc.
2.74%, 03/06/06[4]	109,250	109,250
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	182,084	182,074
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06[4]	269,484	269,536
Norddeutsche Landesbank
2.63%, 07/27/05	72,834	72,825
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06[4]	218,501	218,501
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	258,559	258,560
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06[4]	40,058	40,051
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06[4]	371,451	371,466
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05[4]	224,109	224,101
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	218,501	218,500
Wells Fargo & Co.
2.78%, 03/15/06[4]	36,417	36,422
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06[4]	254,917	254,899
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06[4]	367,081	367,058

Security	Shares or Principal	Value
Winston Funding Ltd.
2.75%, 04/25/05[4]	$52,003	$52,003
World Savings Bank
2.71%, 09/09/05	25,492	25,491

		5,778,493

MONEY MARKET FUNDS – 0.35%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares [3,5]	291,334	291,334
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares [5]	1,371	1,371
BlackRock Temp Cash Money Market Fund[3]	13,583	13,583
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	30,530	30,530

		336,818

REPURCHASE AGREEMENTS[3] – 4.36%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $1,602,467 and effective yields of 2.89% - 2.90%.[6]	$1,602,339	1,602,339
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,456,788 and an effective yield of 2.89%.[6]	1,456,671	1,456,671
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,092,591 and an effective yield of 2.89%.[6]	1,092,504	1,092,504

		4,151,514

TIME DEPOSITS[3] – 2.41%
Abbey National Treasury Services PLC
1.39%, 04/08/05	50,965	50,965
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	72,834	72,834

84	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2005

Security	Principal	Value
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	$101,967	$101,967
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	94,684	94,684
First Tennessee Bank
2.77%, 04/15/05	36,417	36,417
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	90,314	90,313
Natexis Banques
2.98%, 08/18/05	72,834	72,834
Norddeutsche Landesbank
2.11%, 06/07/05	72,834	72,831
Rabobank Nederland NV NY
2.84%, 04/01/05	535,913	535,914
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	178,442	178,442
SunTrust Bank
2.68%, 05/03/05	72,834	72,827
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	247,634	247,627
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	131,100	131,100
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	360,526	360,526
Wells Fargo Bank N.A.
2.79%, 04/15/05	72,834	72,833
World Savings Bank
2.75%, 05/03/05	101,967	101,967

		2,294,081

U.S. GOVERNMENT AGENCY NOTES [3] – 0.20%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	87,293	87,175
Federal National Mortgage Association
2.33%, 07/22/05	109,250	108,460

		195,635

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,818,724)		16,818,724

TOTAL INVESTMENTS IN SECURITIES – 116.99% (Cost: $103,057,521)		111,440,732
Other Assets, Less Liabilities – (16.99%)		(16,187,112)

NET ASSETS – 100.00%		$95,253,620

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.99%

BIOTECHNOLOGY – 49.45%
AEterna Zentaris Inc.[1]	327,063	$1,681,104
Affymetrix Inc.[1,2]	305,746	13,098,159
Alexion Pharmaceuticals Inc.[1]	262,787	5,693,280
Amgen Inc.[1]	3,203,440	186,472,242
Arena Pharmaceuticals Inc.[1]	76,625	386,956
ARIAD Pharmaceuticals Inc.[1]	470,549	2,635,074
ArQule Inc.[1]	246,314	1,160,139
Avigen Inc.[1,2]	310,255	865,611
Biogen Idec Inc.[1]	1,038,369	35,834,114
Celgene Corp.[1]	587,101	19,990,789
Cell Genesys Inc.[1,2]	582,382	2,638,190
Chiron Corp.[1,2]	487,430	17,089,296
Ciphergen Biosystems Inc.[1,2]	160,038	443,305
Corgentech Inc.[1,2]	258,953	600,771
CuraGen Corp.[1,2]	303,252	1,261,528
Curis Inc.[1]	106,719	382,054
Cytokinetics Inc.[1]	209,365	1,373,434
deCODE genetics Inc.[1,2]	555,532	3,166,532
Digene Corp.[1,2]	256,114	5,314,365
Diversa Corp.[1]	453,314	2,257,504
Encysive Pharmaceuticals Inc.[1,2]	493,756	5,046,186
Enzon Pharmaceuticals Inc.[1]	460,333	4,690,793
Exact Sciences Corp.[1]	64,781	231,268
Exelixis Inc.[1]	886,697	6,011,806
Gene Logic Inc.[1]	49,494	155,411
Genzyme Corp.[1]	718,809	41,144,627
Geron Corp.[1,2]	521,304	3,185,167
GTx Inc.[1,2]	97,592	888,087
Harvard Bioscience Inc.[1]	38,669	150,422
Human Genome Sciences Inc.[1,2]	499,503	4,605,418
ICOS Corp.[1,2]	216,672	4,866,453
ID Biomedical Corp.[1,2]	492,668	7,518,114
Illumina Inc.[1,2]	241,532	1,951,579
Immunogen Inc.[1]	335,560	1,754,979
Immunomedics Inc.[1,2]	567,451	1,378,906
Incyte Corp.[1,2]	803,569	5,488,376
InterMune Inc.[1,2]	432,000	4,752,000
Invitrogen Corp.[1,2]	159,432	11,032,694
Keryx Biopharmaceuticals Inc.[1,2]	318,111	4,249,963
Lexicon Genetics Inc.[1]	438,166	2,239,028
LifeCell Corp.[1]	165,691	1,474,650
Martek Biosciences Corp.[1,2]	186,064	10,827,064
Maxim Pharmaceuticals Inc.[1,2]	187,450	329,912
MedImmune Inc.[1]	706,225	16,815,217
Millennium Pharmaceuticals Inc.[1]	893,820	7,525,964
Myogen Inc.[1,2]	192,509	1,518,896
Myriad Genetics Inc.[1,2]	258,086	4,746,202
Nektar Therapeutics[1,2]	793,201	11,057,222
Neurochem Inc.[1,2]	320,682	3,819,323
Novavax Inc.[1,2]	441,767	622,891
Orchid Biosciences Inc.[1]	173,310	2,038,126
Oscient Pharmaceuticals Corp.[1]	211,642	495,242
Praecis Pharmaceuticals Inc.[1]	703,884	739,078
Protein Design Labs Inc.[1,2]	612,263	9,790,085
Qiagen NV1,2	745,822	8,905,115
Regeneron Pharmaceuticals Inc.[1]	639,855	3,269,659
Savient Pharmaceuticals Inc.[1]	120,066	330,181
Seattle Genetics Inc.[1]	268,713	1,381,185
Serologicals Corp.[1,2]	281,193	6,872,357
SuperGen Inc.[1]	376,567	1,830,116
Telik Inc.[1,2]	446,489	6,733,054
Third Wave Technologies Inc.[1]	275,544	1,587,133
Transkaryotic Therapies Inc.[1,2]	370,754	9,255,874
Vasogen Inc.[1]	89,785	363,629
Vertex Pharmaceuticals Inc.[1,2]	676,025	6,327,594
XOMA Ltd.[1,2]	1,329,761	1,329,761

		533,671,254

COMMERCIAL SERVICES – 1.25%
Albany Molecular Research Inc.[1,2]	335,996	3,454,039
PAREXEL International Corp.[1]	287,000	6,744,500
SFBC International Inc.[1,2]	93,681	3,301,318

		13,499,857

HEALTH CARE-PRODUCTS – 2.88%
Biosite Inc.[1,2]	128,397	6,680,496
Bioveris Corp.[1]	143,068	755,399
Caliper Life Sciences Inc.[1]	32,116	207,148
EPIX Pharmaceuticals Inc.[1,2]	189,182	1,324,274
Gen-Probe Inc.[1]	270,426	12,050,183
Luminex Corp.[1]	353,711	2,663,444
TECHNE Corp.[1]	183,050	7,354,949

		31,035,893

86	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2005

Security	Shares	Value
PHARMACEUTICALS – 46.41%
aaiPharma Inc.[1,2]	413,498	$293,584
Abgenix Inc.[1,2]	697,492	4,882,444
Able Laboratories Inc.[1,2]	110,835	2,600,189
Accelrys Inc.[1,2]	266,549	1,580,636
Adolor Corp.[1,2]	403,798	4,013,752
Alkermes Inc.[1,2]	690,615	7,168,584
American Pharmaceutical Partners Inc.[1,2]	302,185	15,635,052
Amylin Pharmaceuticals Inc.[1,2]	372,436	6,513,906
Angiotech Pharmaceuticals Inc.[1]	346,982	5,326,174
Antigenics Inc.[1,2]	451,963	3,028,152
Array BioPharma Inc.[1]	158,306	1,109,725
AtheroGenics Inc.[1,2]	436,496	5,713,733
Axcan Pharma Inc.[1,2]	647,752	10,901,666
Bioenvision Inc.[1]	368,952	2,121,474
BioMarin Pharmaceutical Inc.[1,2]	709,491	3,653,879
Bone Care International Inc.[1,2]	146,921	3,811,131
Cell Therapeutics Inc.[1,2]	547,613	1,965,931
Cephalon Inc.[1,2]	223,530	10,467,910
Connetics Corp.[1,2]	383,084	9,688,194
Corixa Corp.[1,2]	591,368	1,815,500
Cubist Pharmaceuticals Inc.[1,2]	525,798	5,583,975
CV Therapeutics Inc.[1,2]	362,291	7,376,245
Cypress Bioscience Inc.[1]	237,511	2,170,851
Dendreon Corp.[1,2]	452,924	2,468,436
Depomed Inc.[1,2]	378,148	1,489,903
Discovery Laboratories Inc.[1]	406,215	2,286,990
DOV Pharmaceutical Inc.[1]	129,060	1,765,541
Dyax Corp.[1]	291,359	938,176
Endo Pharmaceuticals Holdings Inc.[1,2]	546,505	12,323,688
Eon Labs Inc.[1]	378,758	11,453,642
Eyetech Pharmaceuticals Inc.[1]	230,469	6,337,897
First Horizon Pharmaceutical Corp.[1,2]	323,094	5,453,827
Flamel Technologies SA ADR[1,2]	198,125	2,563,737
Genta Inc.[1,2]	1,003,258	1,133,682
Gilead Sciences Inc.[1]	1,170,903	41,918,327
Guilford Pharmaceuticals Inc.[1,2]	293,718	675,551
Hollis-Eden Pharmaceuticals Inc.[1,2]	150,455	1,059,956
ImClone Systems Inc.[1,2]	303,667	10,476,512
Impax Laboratories Inc.[1,2]	687,140	10,994,240
Indevus Pharmaceuticals Inc.[1,2]	361,378	1,004,631
Inspire Pharmaceuticals Inc.[1,2]	491,561	4,011,138
Introgen Therapeutics Inc.[1,2]	190,031	1,499,345
Isis Pharmaceuticals Inc.[1]	540,709	2,092,544
Kos Pharmaceuticals Inc.[1,2]	267,439	11,146,858
Ligand Pharmaceuticals Inc. Class B1,2	659,480	3,778,820
Medarex Inc.[1,2]	1,161,004	8,277,959
Medicines Co. (The)[1,2]	301,357	6,828,750
MGI Pharma Inc.[1,2]	502,173	12,689,912
Nabi Biopharmaceuticals[1,2]	566,409	7,068,784
NeoPharm Inc.[1]	224,030	1,740,713
Neurocrine Biosciences Inc.[1,2]	179,841	6,844,748
NitroMed Inc.[1,2]	257,226	4,452,582
Northfield Laboratories Inc.[1,2]	167,659	1,886,164
Noven Pharmaceuticals Inc.[1]	126,709	2,148,985
NPS Pharmaceuticals Inc.[1,2]	328,023	4,139,650
Nuvelo Inc.[1]	268,281	1,743,827
Onyx Pharmaceuticals Inc.[1,2]	403,589	12,652,515
OSI Pharmaceuticals Inc.[1,2]	361,003	14,923,864
Pain Therapeutics Inc.[1,2]	230,382	1,170,341
Penwest Pharmaceuticals Co.[1]	119,998	1,483,175
Perrigo Co.[2]	596,834	11,429,371
Pharmacyclics Inc.[1,2]	160,415	1,288,132
Pharmion Corp.[1,2]	270,855	7,854,795
POZEN Inc.[1]	189,215	985,810
Priority Healthcare Corp. Class B1	352,229	7,618,713
QLT Inc.[1,2]	576,436	7,412,967
Rigel Pharmaceuticals Inc.[1,2]	153,933	2,469,085
Salix Pharmaceuticals Ltd.[1,2]	342,920	5,654,751
Santarus Inc.[1,2]	329,825	1,602,950
SciClone Pharmaceuticals Inc.[1]	812,562	2,307,676
Sepracor Inc.[1,2]	396,646	22,771,447
Shire Pharmaceuticals Group PLC ADR	307,567	10,543,397
Tanox Inc.[1,2]	527,813	5,067,005
Taro Pharmaceutical Industries Ltd.[1]	132,505	4,181,858
Teva Pharmaceutical Industries Ltd. ADR[2]	1,234,688	38,275,328
Trimeris Inc.[1,2]	243,228	2,738,747
United Therapeutics Inc.[1,2]	226,391	10,344,937
Vicuron Pharmaceuticals Inc.[1]	459,448	7,240,900

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
VIVUS Inc. [1,2]	357,411	$1,068,659
Zymogenetics Inc.[1,2]	502,600	7,669,676

		500,874,301

TOTAL COMMON STOCKS (Cost: $1,357,294,219)		1,079,081,305

SHORT-TERM INVESTMENTS – 32.99%

COMMERCIAL PAPER[3] – 7.96%
Amstel Funding Corp.
2.95%, 08/19/05	$640,124	632,767
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	10,877,153	10,865,194
ANZ National Bank Ltd.
2.94%, 08/15/05	770,009	761,472
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,309,016	1,306,940
Cantabric Finance LLC
2.80%, 04/29/05	831,610	829,799
Chariot Funding LLC
2.70%, 04/06/05	415,805	415,649
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,555,419	1,554,097
Corporate Asset Funding
2.75%, 05/05/05	1,078,013	1,075,213
CRC Funding LLC
2.74%, 04/28/05	770,009	768,427
DEPFA Bank PLC
2.28%, 05/03/05	770,009	768,452
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	5,236,064	5,211,008
Fairway Finance LLC
3.15%, 09/15/05	1,369,924	1,349,906
Falcon Asset Securitization Corp.
2.75%, 04/14/05	616,008	615,397
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	1,909,623	1,905,826

Security	Principal	Value
Fortis Funding LLC
2.35%, 05/09/05	$2,156,026	$2,150,678
General Electric Capital Corp.
2.74%, 07/07/05	770,009	764,325
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	4,377,596	4,369,234
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	4,620,056	4,563,238
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	11,899,848	11,884,832
Kitty Hawk Funding Corp.
2.75%, 04/15/05	2,147,325	2,145,029
Liberty Street Funding Corp.
2.80%, 04/20/05	772,027	770,886
Moat Funding LLC
2.74%, 05/02/05	1,078,013	1,075,470
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,278,216	1,277,035
New Center Asset Trust
2.80%, 04/15/05	1,540,019	1,538,342
Nordea North America Inc.
2.74%, 07/11/05	770,009	764,090
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,756,622	1,754,443
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	4,958,398	4,951,302
Polonius Inc.
2.82%, 04/28/05	1,278,216	1,275,512
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,326,326	1,324,990
Ranger Funding Co. LLC
2.75%, 04/14/05	2,310,028	2,307,738
Santander Central Hispano
2.75%, 07/08/05	1,925,023	1,910,639
Scaldis Capital LLC
2.75%, 07/08/05	385,436	382,550

88	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2005

Security	Principal	Value
Societe Generale
2.75%, 05/03/05	$1,386,017	$1,382,629
Sydney Capital Corp.
2.75%, 04/12/05	2,688,411	2,686,152
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,339,816	1,337,836
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	1,341,880	1,340,514
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	1,004,292	1,003,295
Tulip Funding Corp.
2.71%, 04/08/05	1,273,519	1,272,847
Variable Funding Capital Corp.
2.80%, 04/20/05	1,185,814	1,184,062
Yorktown Capital LLC
2.80%, 04/20/05	2,417,829	2,414,256

		85,892,071

FLOATING RATE NOTES[3] – 11.32%
Allstate Life Global Funding II
2.74%, 01/10/06[4]	708,409	708,430
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	5,390,066	5,390,941
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	1,001,012	1,000,785
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05[4]	5,005,061	5,005,458
BMW US Capital LLC
2.82%, 04/18/06[4]	1,540,019	1,540,019
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	5,236,064	5,235,173
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05[4]	4,620,056	4,619,872
Commodore CDO Ltd.
3.08%, 12/12/05	385,005	385,005
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	4,620,056	4,619,451
DEPFA Bank PLC
2.99%, 12/15/05	1,540,019	1,540,019
Dorada Finance Inc.
2.66%, 07/29/05[4]	1,278,216	1,278,090
Fairway Finance LLC
2.80%, 06/20/05	770,009	769,992
Fifth Third Bancorp
2.81%, 02/23/06[4]	3,080,038	3,080,038
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06[4]	2,002,024	2,002,107
General Electric Capital Corp.
2.86%, 03/09/06	693,008	693,891
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	562,302	562,302
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	1,001,012	1,001,012
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,540,019	1,540,019
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	4,620,056	4,620,057
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06[4]	6,930,084	6,930,188
Leafs LLC
2.85%, 01/20/06 - 02/21/06[4]	1,617,020	1,617,020
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06[4]	6,314,077	6,315,493
Lothian Mortgages PLC
2.84%, 01/24/06[4]	3,080,038	3,080,038
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,540,019	1,541,656
MetLife Funding Inc.
2.74%, 03/06/06[4]	2,310,028	2,310,028

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2005

Security	Shares or Principal	Value
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	$3,850,047	$3,849,823
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06[4]	5,698,069	5,699,153
Norddeutsche Landesbank
2.63%, 07/27/05	1,540,019	1,539,846
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06[4]	4,620,056	4,620,057
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	5,467,067	5,467,066
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06[4]	847,010	846,842
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06[4]	7,854,096	7,854,403
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05[4]	4,738,638	4,738,483
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	4,620,056	4,620,056
Wells Fargo & Co.
2.78%, 03/15/06[4]	770,009	770,112
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06[4]	5,390,066	5,389,660
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06[4]	7,761,695	7,761,175
Winston Funding Ltd.
2.75%, 04/25/05[4]	1,099,573	1,099,574
World Savings Bank
2.71%, 09/09/05	539,007	538,983

		122,182,317

MONEY MARKET FUNDS – 0.70%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	6,160,075	6,160,075
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	442,344	442,344
BlackRock Temp Cash Money Market Fund[3]	287,202	287,202
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	645,544	645,544

		7,535,165

REPURCHASE AGREEMENTS[3] – 8.13%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $33,883,136 and effective yields of 2.89% - 2.90%.[6]	$33,880,413	33,880,413
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $30,802,848 and an effective yield of 2.89%.[6]	30,800,375	30,800,375
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $23,102,136 and an effective yield of 2.89%.[6]	23,100,282	23,100,282

		87,781,070

TIME DEPOSITS[3] – 4.50%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,078,013	1,078,010
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,540,019	1,540,019
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,156,026	2,156,027
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	2,002,024	2,002,025
First Tennessee Bank
2.77%, 04/15/05	770,009	770,009
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	1,909,623	1,909,623

90	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2005

Security	Principal	Value
Natexis Banques
2.98%, 08/18/05	$1,540,019	$1,540,019
Norddeutsche Landesbank
2.11%, 06/07/05	1,540,019	1,539,963
Rabobank Nederland NV NY
2.84%, 04/01/05	11,331,535	11,331,535
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	3,773,046	3,773,046
SunTrust Bank
2.68%, 05/03/05	1,540,019	1,539,885
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	5,236,064	5,235,907
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	2,772,034	2,772,025
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	7,623,093	7,623,093
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,540,019	1,540,013
World Savings Bank
2.75%, 05/03/05	2,156,026	2,156,026

		48,507,225

U.S. GOVERNMENT AGENCY NOTES[3] – 0.38%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,845,759	1,843,256
Federal National Mortgage Association
2.33%, 07/22/05	2,310,028	2,293,319

		4,136,575

TOTAL SHORT-TERM INVESTMENTS (Cost: $356,034,423)		356,034,423

TOTAL INVESTMENTS IN SECURITIES – 132.98% (Cost: $1,713,328,642)		1,435,115,728
Other Assets, Less Liabilities – (32.98%)		(355,912,845)

NET ASSETS – 100.00%		$1,079,202,883

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2005

	iShares S&P
	100 Index Fund	Global 100 Index Fund	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Technology Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$890,270,543	$378,666,512	$290,554,109	$70,153,356	$254,689,165	$49,211,285

Affiliated issuers[a]	$5,936,435	$3,810,146	$871,074	$1,184,573	$608,544	$108,906

Foreign currencies, at cost	$—	$151,479	$448,806	$29,005	$332,088	$8,901

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$849,016,903	$389,026,248	$355,632,713	$76,481,436	$255,408,550	$48,365,410
Affiliated issuers[a]	5,936,435	4,099,851	871,074	1,270,023	608,544	108,906
Foreign currencies, at value	—	150,160	442,515	28,817	330,231	8,843
Receivables:
Investment securities sold	149,236	—	—	—	—	—
Dividends and interest	1,063,598	823,849	146,779	286,212	439,570	24,294
Capital shares sold	6,808	—	—	33,672	—	20,255

Total Assets	856,172,980	394,100,108	357,093,081	78,100,160	256,786,895	48,527,708

LIABILITIES
Payables:
Investment securities purchased	806,792	—	—	3,039	—	—
Collateral for securities on loan (Note 5)	55,637,280	51,199,453	33,624,708	7,419,031	28,049,096	5,619,172
Capital shares redeemed	59,292	—	—	—	—	—
Distribution to shareholders	4,136,492	—	—	—	—	—
Investment advisory fees (Note 2)	116,345	118,807	172,338	36,579	124,659	21,645

Total Liabilities	60,756,201	51,318,260	33,797,046	7,458,649	28,173,755	5,640,817

NET ASSETS	$795,416,779	$342,781,848	$323,296,035	$70,641,511	$228,613,140	$42,886,891

Net assets consist of:
Paid-in capital	$853,857,796	$337,576,312	$257,607,125	$64,439,294	$228,968,758	$44,898,949
Undistributed (distributions in excess of) net investment income	(1,298,281)	1,224,382	944,261	310,438	839,627	4,013
Accumulated net realized loss	(15,889,096)	(6,669,100)	(328,151)	(519,347)	(1,914,015)	(1,170,152)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(41,253,640)	10,650,254	65,072,800	6,411,126	718,770	(845,919)

NET ASSETS	$795,416,779	$342,781,848	$323,296,035	$70,641,511	$228,613,140	$42,886,891

Shares outstanding	14,200,000	5,650,000	3,900,000	1,100,000	4,750,000	900,000

Net asset value per share	$56.02	$60.67	$82.90	$64.22	$48.13	$47.65

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $53,994,391, $49,082,955, $32,424,765, $7,097,481, $26,977,747 and $5,359,556, respectively. See Note 5.

See notes to financial statements.

92	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2005

	iShares S&P				iShares Nasdaq
	Global Telecommunications Sector Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund	Biotechnology Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$45,219,633	$1,310,343,221	$371,136,893	$102,764,816	$1,706,726,223

Affiliated issuers[a]	$112,830	$16,617,761	$1,593,593	$292,705	$6,602,419

Foreign currencies, at cost	$18,969	$2,223,625	$132,792	$87,560	$—

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$45,996,751	$1,489,502,500	$392,180,067	$111,148,027	$1,428,513,309
Affiliated issuers[a]	112,830	18,698,415	1,593,593	292,705	6,602,419
Foreign currencies, at value	19,057	2,201,688	133,356	85,785	—
Receivables:
Investment securities sold	—	140,993	—	352,114	—
Dividends and interest	96,004	4,369,761	534,734	572,739	145,533

Total Assets	46,224,642	1,514,913,357	394,441,750	112,451,370	1,435,261,261

LIABILITIES
Payables:
Investment securities purchased	—	1,206,713	—	338,913	—
Collateral for securities on loan (Note 5)	3,702,711	331,040,589	58,717,342	16,817,353	355,592,079
Investment advisory fees (Note 2)	23,331	612,498	160,084	41,484	466,299

Total Liabilities	3,726,042	332,859,800	58,877,426	17,197,750	356,058,378

NET ASSETS	$42,498,600	$1,182,053,557	$335,564,324	$95,253,620	$1,079,202,883

Net assets consist of:
Paid-in capital	$42,549,967	$1,024,981,403	$314,716,985	$87,313,311	$1,468,135,014
Undistributed net investment income	164,539	4,812,799	996,979	440,167	—
Accumulated net realized loss	(993,146)	(28,922,274)	(1,194,362)	(880,835)	(110,719,217)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	777,240	181,181,629	21,044,722	8,380,977	(278,212,914)

NET ASSETS	$42,498,600	$1,182,053,557	$335,564,324	$95,253,620	$1,079,202,883

Shares outstanding	850,000	15,700,000	4,100,000	1,050,000	16,900,000

Net asset value per share	$50.00	$75.29	$81.84	$90.72	$63.86

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $3,568,086, $314,966,581, $57,247,080, $15,979,687 and $340,717,921, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Operations

iSHARES® TRUST

Year Ended March 31, 2005

	iShares S&P
	100 Index Fund	Global 100 Index Fund	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Technology Sector Index Fund
NET INVESTMENT INCOME
Dividends[a]	$15,036,448	$5,889,691	$6,188,566	$1,148,015	$2,875,486	$570,568
Dividends from affiliated issuers[b]	—	131,805	—	36,045	—	—
Interest from affiliated issuers[b]	7,609	4,102	4,396	928	3,469	449
Securities lending income[c]	30,768	65,029	95,315	11,029	30,064	3,096

Total investment income	15,074,825	6,090,627	6,288,277	1,196,017	2,909,019	574,113

EXPENSES
Investment advisory fees (Note 2)	1,158,279	921,838	1,541,106	281,138	1,066,853	195,919
Stock dividend taxes (Note 1)	—	—	—	130	—	1,074

Total expenses	1,158,279	921,838	1,541,106	281,268	1,066,853	196,993

Net investment income	13,916,546	5,168,789	4,747,171	914,749	1,842,166	377,120

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(11,574,597)	(1,737,262)	(78,676)	(178,523)	(1,147,985)	(699,949)
Investments of affiliated issuers[b]	—	64,517	—	958	—	—
In-kind redemptions	37,111,462	4,820,614	15,025,958	—	2,596,862	—
Foreign currency transactions	—	(2,040)	60,849	2,592	(13,777)	1,125

Net realized gain (loss)	25,536,865	3,145,829	15,008,131	(174,973)	1,435,100	(698,824)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,173,602)	7,858,734	56,640,170	2,706,700	1,855,096	(1,583,221)
Translation of assets and liabilities in foreign currencies	—	506	(6,669)	(3,458)	1,581	(734)

Net change in unrealized appreciation (depreciation)	(10,173,602)	7,859,240	56,633,501	2,703,242	1,856,677	(1,583,955)

Net realized and unrealized gain (loss)	15,363,263	11,005,069	71,641,632	2,528,269	3,291,777	(2,282,779)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,279,809	$16,173,858	$76,388,803	$3,443,018	$5,133,943	$(1,905,659)

[a]	Net of foreign withholding tax of $–, $75,220, $112,778, $22,235, $46,887 and $5,926, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

94	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year Ended March 31, 2005

	iShares S&P				iShares Nasdaq
	Global Telecommunications Sector Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund	Biotechnology Index Fund
NET INVESTMENT INCOME
Dividends[a]	$783,097	$24,960,052	$3,766,675	$1,008,914	$380,359
Dividends from affiliated issuers[b]	—	560,192	—	—	—
Interest from affiliated issuers[b]	494	9,920	5,938	622	5,982
Securities lending income[c]	6,472	665,141	13,492	11,280	894,514

Total investment income	790,063	26,195,305	3,786,105	1,020,816	1,280,855

EXPENSES
Investment advisory fees (Note 2)	177,985	5,481,763	757,549	435,002	6,122,499
Foreign taxes (Note 1)	—	17,926	—	—	—
Stock dividend taxes (Note 1)	—	24,042	—	—	—

Total expenses	177,985	5,523,731	757,549	435,002	6,122,499

Net investment income (loss)	612,078	20,671,574	3,028,556	585,814	(4,841,644)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(131,303)	(4,726,515)	(808,620)	(495,676)	(50,762,684)
Investments of affiliated issuers[b]	—	(2,660)	—	—	—
In-kind redemptions	—	—	28,933,142	—	130,726,115
Foreign currency transactions	5,052	106,725	(4,447)	18,495	—

Net realized gain (loss)	(126,251)	(4,622,450)	28,120,075	(477,181)	79,963,431

Net change in unrealized appreciation (depreciation) on:
Investments	1,225,667	146,099,135	6,326,451	(1,591,980)	(329,838,622)
Translation of assets and liabilities in foreign currencies	(324)	(87,936)	6,276	(8,352)	—

Net change in unrealized appreciation (depreciation)	1,225,343	146,011,199	6,332,727	(1,600,332)	(329,838,622)

Net realized and unrealized gain (loss)	1,099,092	141,388,749	34,452,802	(2,077,513)	(249,875,191)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,711,170	$162,060,323	$37,481,358	$(1,491,699)	$(254,716,835)

[a]	Net of foreign withholding tax of $12,800, $190,471, $345,685, $67,074 and $51,814, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P Global 100 Index Fund		iShares S&P Global Energy Sector Index Fund
	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,916,546	$6,794,182	$5,168,789	$1,682,049	$4,747,171	$713,253
Net realized gain (loss)	25,536,865	49,564,901	3,145,829	(2,513,073)	15,008,131	(182,215)
Net change in unrealized appreciation (depreciation)	(10,173,602)	39,053,099	7,859,240	28,007,629	56,633,501	9,967,128

Net increase in net assets resulting from operations	29,279,809	95,412,182	16,173,858	27,176,605	76,388,803	10,498,166

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,325,978)	(6,901,272)	(4,562,153)	(1,389,330)	(4,135,712)	(495,031)

Total distributions to shareholders	(15,325,978)	(6,901,272)	(4,562,153)	(1,389,330)	(4,135,712)	(495,031)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,023,089,784	451,708,044	177,771,881	77,805,447	249,002,210	62,310,886
Cost of shares redeemed	(633,847,569)	(447,209,011)	(15,337,572)	—	(88,059,661)	—

Net increase in net assets from capital share transactions	389,242,215	4,499,033	162,434,309	77,805,447	160,942,549	62,310,886

INCREASE IN NET ASSETS	403,196,046	93,009,943	174,046,014	103,592,722	233,195,640	72,314,021

NET ASSETS:
Beginning of year	392,220,733	299,210,790	168,735,834	65,143,112	90,100,395	17,786,374

End of year	$795,416,779	$392,220,733	$342,781,848	$168,735,834	$323,296,035	$90,100,395

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,298,281)	$115,680	$1,224,382	$619,786	$944,261	$271,953

SHARES ISSUED AND REDEEMED:
Shares sold	18,550,000	8,550,000	2,950,000	1,400,000	3,750,000	1,100,000
Shares redeemed	(11,450,000)	(8,400,000)	(250,000)	—	(1,350,000)	—

Net increase in shares outstanding	7,100,000	150,000	2,700,000	1,400,000	2,400,000	1,100,000

See notes to financial statements.

96	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Financials Sector Index Fund		iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Technology Sector Index Fund
	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$914,749	$452,683	$1,842,166	$622,896	$377,120	$(22,207)
Net realized gain (loss)	(174,973)	1,447,248	1,435,100	(585,703)	(698,824)	(302,075)
Net change in unrealized appreciation (depreciation)	2,703,242	6,256,355	1,856,677	2,402,717	(1,583,955)	4,412,716

Net increase (decrease) in net assets resulting from operations	3,443,018	8,156,286	5,133,943	2,439,910	(1,905,659)	4,088,434

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(760,797)	(393,331)	(1,401,351)	(302,106)	(374,860)	—
Return of capital	—	—	—	—	(31,259)	—

Total distributions to shareholders	(760,797)	(393,331)	(1,401,351)	(302,106)	(406,119)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	37,830,194	11,925,413	108,075,363	102,644,475	17,154,069	17,264,306
Cost of shares redeemed	—	(5,552,978)	(13,850,770)	—	—	—

Net increase in net assets from capital share transactions	37,830,194	6,372,435	94,224,593	102,644,475	17,154,069	17,264,306

INCREASE IN NET ASSETS	40,512,415	14,135,390	97,957,185	104,782,279	14,842,291	21,352,740

NET ASSETS:
Beginning of year	30,129,096	15,993,706	130,655,955	25,873,676	28,044,600	6,691,860

End of year	$70,641,511	$30,129,096	$228,613,140	$130,655,955	$42,886,891	$28,044,600

Undistributed net investment income included in net assets at end of year	$310,438	$164,845	$839,627	$412,590	$4,013	$628

SHARES ISSUED AND REDEEMED:
Shares sold	600,000	200,000	2,250,000	2,150,000	350,000	350,000
Shares redeemed	—	(100,000)	(300,000)	—	—	—

Net increase in shares outstanding	600,000	100,000	1,950,000	2,150,000	350,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$612,078	$232,257	$20,671,574	$11,915,389	$3,028,556	$1,063,796
Net realized gain (loss)	(126,251)	(73,962)	(4,622,450)	(8,841,012)	28,120,075	155,078
Net change in unrealized appreciation (depreciation)	1,225,343	3,991,336	146,011,199	201,066,830	6,332,727	16,846,206

Net increase in net assets resulting from operations	1,711,170	4,149,631	162,060,323	204,141,207	37,481,358	18,065,080

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(500,837)	(226,000)	(19,412,437)	(10,888,610)	(2,439,837)	(715,130)

Total distributions to shareholders	(500,837)	(226,000)	(19,412,437)	(10,888,610)	(2,439,837)	(715,130)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,541,567	6,803,108	266,741,835	204,224,514	295,669,178	60,740,238
Cost of shares redeemed	—	—	—	—	(79,106,423)	(3,025,252)

Net increase in net assets from capital share transactions	20,541,567	6,803,108	266,741,835	204,224,514	216,562,755	57,714,986

INCREASE IN NET ASSETS	21,751,900	10,726,739	409,389,721	397,477,111	251,604,276	75,064,936

NET ASSETS:
Beginning of year	20,746,700	10,019,961	772,663,836	375,186,725	83,960,048	8,895,112

End of year	$42,498,600	$20,746,700	$1,182,053,557	$772,663,836	$335,564,324	$83,960,048

Undistributed net investment income included in net assets at end of year	$164,539	$48,246	$4,812,799	$3,445,132	$996,979	$412,708

SHARES ISSUED AND REDEEMED:
Shares sold	400,000	150,000	3,700,000	3,250,000	3,800,000	1,150,000
Shares redeemed	—	—	—	—	(1,050,000)	(50,000)

Net increase in shares outstanding	400,000	150,000	3,700,000	3,250,000	2,750,000	1,100,000

See notes to financial statements.

98	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/TOPIX 150 Index Fund		iShares Nasdaq Biotechnology Index Fund
	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$585,814	$239,232	$(4,841,644)	$(3,069,412)
Net realized gain (loss)	(477,181)	(71,219)	79,963,431	127,465,050
Net change in unrealized appreciation (depreciation)	(1,600,332)	13,039,128	(329,838,622)	148,140,089

Net increase (decrease) in net assets resulting from operations	(1,491,699)	13,207,141	(254,716,835)	272,535,727

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(354,021)	(71,560)	—	—

Total distributions to shareholders	(354,021)	(71,560)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,357,253	35,025,389	2,144,360,743	951,318,316
Cost of shares redeemed	—	—	(1,847,414,041)	(720,812,825)

Net increase in net assets from capital share transactions	40,357,253	35,025,389	296,946,702	230,505,491

INCREASE IN NET ASSETS	38,511,533	48,160,970	42,229,867	503,041,218

NET ASSETS:
Beginning of year	56,742,087	8,581,117	1,036,973,016	533,931,798

End of year	$95,253,620	$56,742,087	$1,079,202,883	$1,036,973,016

Undistributed net investment income included in net assets at end of year	$440,167	$189,879	$—	$—

SHARES ISSUED AND REDEEMED:
Shares sold	450,000	450,000	29,850,000	12,950,000
Shares redeemed	—	—	(26,350,000)	(10,000,000)

Net increase in shares outstanding	450,000	450,000	3,500,000	2,950,000

See notes to financial statements.

FINANCIAL STATEMENTS	99

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Oct. 23, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$55.24	$43.05	$57.85	$59.17	$73.44

Income from investment operations:
Net investment income	1.20	0.89	0.66	0.61	0.31
Net realized and unrealized gain (loss)	0.89	12.21	(14.79)	(1.34)	(14.28)

Total from investment operations	2.09	13.10	(14.13)	(0.73)	(13.97)

Less distributions from:
Net investment income	(1.31)	(0.91)	(0.67)	(0.59)	(0.30)

Total distributions	(1.31)	(0.91)	(0.67)	(0.59)	(0.30)

Net asset value, end of period	$56.02	$55.24	$43.05	$57.85	$59.17

Total return	3.81%	30.55%	(24.49)%	(1.23)%	(19.07)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$795,417	$392,221	$299,211	$115,703	$88,762
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	2.41%	1.68%	1.63%	1.12%	1.03%
Portfolio turnover rate[d]	6%	5%	4%	13%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

100	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Dec. 5, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$57.20	$42.03	$57.08	$60.83	$72.50

Income from investment operations:
Net investment income	1.04	0.66	0.59	0.65	0.18
Net realized and unrealized gain (loss)	3.46	15.16	(15.09)	(3.87)	(11.73)

Total from investment operations	4.50	15.82	(14.50)	(3.22)	(11.55)

Less distributions from:
Net investment income	(1.03)	(0.65)	(0.55)	(0.53)	(0.12)

Total distributions	(1.03)	(0.65)	(0.55)	(0.53)	(0.12)

Net asset value, end of period	$60.67	$57.20	$42.03	$57.08	$60.83

Total return	7.85%	37.68%	(25.46)%	(5.32)%	(15.94)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$342,782	$168,736	$65,143	$45,666	$103,407
Ratio of expenses to average net assets[c]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[c]	2.24%	1.63%	1.60%	1.08%	0.88%
Portfolio turnover rate[d]	4%	4%	5%	4%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received of delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$60.07	$44.47	$54.57	$49.64

Income from investment operations:
Net investment income	1.32	0.68	0.88	0.22
Net realized and unrealized gain (loss)	22.78	15.54	(10.07)	4.78

Total from investment operations	24.10	16.22	(9.19)	5.00

Less distributions from:
Net investment income	(1.27)	(0.62)	(0.91)	(0.07)

Total distributions	(1.27)	(0.62)	(0.91)	(0.07)

Net asset value, end of period	$82.90	$60.07	$44.47	$54.57

Total return	40.40%	36.55%	(16.91)%	10.10%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$323,296	$90,100	$17,786	$16,372
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	2.00%	1.92%	1.89%	1.17%
Portfolio turnover rate[d]	5%	4%	9%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

102	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$60.26	$39.98	$53.32	$51.00

Income from investment operations:
Net investment income	0.86	1.38	0.56	0.29
Net realized and unrealized gain (loss)	4.00	20.21	(13.33)	2.07

Total from investment operations	4.86	21.59	(12.77)	2.36

Less distributions from:
Net investment income	(0.90)	(1.31)	(0.57)	(0.04)

Total distributions	(0.90)	(1.31)	(0.57)	(0.04)

Net asset value, end of period	$64.22	$60.26	$39.98	$53.32

Total return	8.02%	54.23%	(24.03)%	4.64%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$70,642	$30,129	$15,994	$10,663
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	2.11%	2.14%	2.04%	1.44%
Portfolio turnover rate[d]	5%	8%	8%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 13, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$46.66	$39.81	$49.06	$49.53

Income from investment operations:
Net investment income	0.39	0.31	0.28	0.11
Net realized and unrealized gain (loss)	1.44	6.84	(9.28)	(0.57)

Total from investment operations	1.83	7.15	(9.00)	(0.46)

Less distributions from:
Net investment income	(0.36)	(0.30)	(0.25)	(0.01)

Total distributions	(0.36)	(0.30)	(0.25)	(0.01)

Net asset value, end of period	$48.13	$46.66	$39.81	$49.06

Total return	3.93%	17.98%	(18.36)%	(0.92)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$228,613	$130,656	$25,874	$17,172
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	1.12%	1.25%	0.96%	0.62%
Portfolio turnover rate[d]	10%	6%	4%	1%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$50.99	$33.46	$51.91	$53.19

Income from investment operations:
Net investment income (loss)	0.59	(0.04)	(0.05)	(0.19)
Net realized and unrealized gain (loss)	(3.31)	17.57	(18.40)	(1.09)

Total from investment operations	(2.72)	17.53	(18.45)	(1.28)

Less distributions from:
Net investment income	(0.57)	—	—	—
Return of capital	(0.05)	—	—	—

Total distributions	(0.62)	—	—	—

Net asset value, end of period	$47.65	$50.99	$33.46	$51.91

Total return	(5.40)%	52.39%	(35.54)%	(2.40)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,887	$28,045	$6,692	$7,786
Ratio of expenses to average net assets[c]	0.66%	0.65%	0.66%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets[c]	1.25%	(0.14)%	(0.16)%	(0.44)%
Portfolio turnover rate[d]	7%	5%	4%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$46.10	$33.40	$44.84	$50.68

Income from investment operations:
Net investment income	0.75	0.62	0.65	0.11
Net realized and unrealized gain (loss)	3.82	12.73	(11.45)	(5.93)

Total from investment operations	4.57	13.35	(10.80)	(5.82)

Less distributions from:
Net investment income	(0.67)	(0.65)	(0.64)	(0.02)

Total distributions	(0.67)	(0.65)	(0.64)	(0.02)

Net asset value, end of period	$50.00	$46.10	$33.40	$44.84

Total return	9.84%	40.06%	(24.24)%	(11.50)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,499	$20,747	$10,020	$13,451
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	2.24%	1.54%	1.78%	0.61%
Portfolio turnover rate[d]	13%	7%	9%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 25, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$64.39	$42.88	$59.04	$63.13	$79.32

Income from investment operations:
Net investment income	1.36	1.13	1.18	0.83	0.38
Net realized and unrealized gain (loss)	10.89	21.49	(16.28)	(4.08)	(16.30)

Total from investment operations	12.25	22.62	(15.10)	(3.25)	(15.92)

Less distributions from:
Net investment income	(1.35)	(1.11)	(1.06)	(0.84)	(0.27)

Total distributions	(1.35)	(1.11)	(1.06)	(0.84)	(0.27)

Net asset value, end of period	$75.29	$64.39	$42.88	$59.04	$63.13

Total return	19.04%	52.85%	(25.73)%	(5.16)%	(20.10)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,182,054	$772,664	$375,187	$569,757	$154,656
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets exclusive of foreign taxes and taxes on stock dividends[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.26%	2.17%	2.11%	1.49%	1.12%
Portfolio turnover rate[d]	5%	5%	6%	4%	24%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 25, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$62.19	$35.58	$52.49	$41.51

Income from investment operations:
Net investment income	0.88	0.77	0.89	0.61
Net realized and unrealized gain (loss)	19.71	26.58	(16.88)	10.64

Total from investment operations	20.59	27.35	(15.99)	11.25

Less distributions from:
Net investment income	(0.94)	(0.74)	(0.92)	(0.27)

Total distributions	(0.94)	(0.74)	(0.92)	(0.27)

Net asset value, end of period	$81.84	$62.19	$35.58	$52.49

Total return	33.17%	77.07%	(30.54)%	27.16%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$335,564	$83,960	$8,895	$7,873
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	2.00%	2.61%	2.42%	2.94%
Portfolio turnover rate[d]	6%	13%	9%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 23, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$94.57	$57.21	$73.59	$77.39

Income from investment operations:
Net investment income	0.43	0.44	0.60	0.10
Net realized and unrealized gain (loss)	(3.94)	37.16	(16.28)	(3.90)

Total from investment operations	(3.51)	37.60	(15.68)	(3.80)

Less distributions from:
Net investment income	(0.34)	(0.24)	(0.70)	—

Total distributions	(0.34)	(0.24)	(0.70)	—

Net asset value, end of period	$90.72	$94.57	$57.21	$73.59

Total return	(3.71)%	65.79%	(21.36)%	(4.91)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$95,254	$56,742	$8,581	$33,117
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	0.67%	1.00%	0.26%	0.32%
Portfolio turnover rate[d]	4%	4%	4%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Feb. 5, 2001[a] to Mar. 31, 2001
Net asset value, beginning of period	$77.39	$51.09	$77.28	$76.81	$99.66

Income from investment operations:
Net investment loss	(0.29)	(0.23)	(0.17)	(0.17)	(0.05)
Net realized and unrealized gain (loss)	(13.24)	26.53	(26.02)	0.64	(22.80)

Total from investment operations	(13.53)	26.30	(26.19)	0.47	(22.85)

Net asset value, end of period	$63.86	$77.39	$51.09	$77.28	$76.81

Total return	(17.48)%	51.48%	(33.89)%	0.61%	(22.93)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,079,203	$1,036,973	$533,932	$289,807	$99,847
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.40)%	(0.43)%	(0.43)%	(0.46)%	(0.50)%
Portfolio turnover rate[d]	14%	36%	48%	17%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2005, the Trust offered 74 investment portfolios or funds.

These financial statements relate only to the iShares S&P 100, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150 and iShares Nasdaq Biotechnology Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund are valued primarily on the basis of market prices. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

NOTES TO THE FINANCIAL STATEMENTS	111

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Foreign currencies, investment securities and assets and liabilities denominated in foreign currencies are converted into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Taiwan, Italy and Greece may levy taxes on stock dividends at rates of 20%, 27% and 3%, respectively, based on the par value of stock dividends received by the iShares S&P Global Technology Sector, iShares S&P Global Financials Sector and iShares S&P Europe 350 Index Funds. These taxes are paid by the Funds receiving the stock dividends and, if any, are disclosed in their respective Statement of Operations.

During the year ended March 31, 2005, the iShares S&P Europe 350 Index Fund paid foreign taxes on certain taxable corporate events (i.e., spin-offs and tender offers) by Swedish companies whose securities are held by the Fund. The foreign taxes paid by the Fund are disclosed in its Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

112	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2005, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P 100	$2,838,211	$(51,070,685)	$(10,208,543)	$(58,441,017)
S&P Global 100	1,223,063	8,094,304	(4,111,831)	5,205,536
S&P Global Energy Sector	937,971	64,970,454	(219,515)	65,688,910
S&P Global Financials Sector	385,710	6,196,253	(379,746)	6,202,217
S&P Global Healthcare Sector	838,443	(23,384)	(1,170,677)	(355,618)
S&P Global Technology Sector	—	(1,302,834)	(709,224)	(2,012,058)
S&P Global Telecommunications Sector	164,627	528,491	(744,485)	(51,367)
S&P Europe 350	5,575,862	162,919,264	(11,422,972)	157,072,154
S&P Latin America 40	997,543	20,914,742	(1,064,946)	20,847,339
S&P/TOPIX 150	438,393	8,297,864	(795,948)	7,940,309
Nasdaq Biotechnology	—	(298,614,690)	(90,317,441)	(388,932,131)

For the years ended March 31, 2005 and March 31, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2005.

From November 1, 2004 to March 31, 2005, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2006.

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
S&P Global 100	$890,314
S&P Global Energy Sector	31,115
S&P Global Financials Sector	105,572
S&P Global Healthcare Sector	304,662
S&P Global Technology Sector	238,957
S&P Global Telecommunications Sector	125,353
S&P Europe 350	303,483
S&P Latin America 40	751,583
S&P/TOPIX 150	328,457
Nasdaq Biotechnology	7,990,299

NOTES TO THE FINANCIAL STATEMENTS	113

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
S&P 100	$2,233,709	$3,096,882	$741,460	$—	$6,072,051
S&P Global 100	329,587	1,022,865	1,200,075	670,309	3,222,836
S&P Global Energy Sector	—	37,853	113,031	43,806	194,690
S&P Global Financials Sector	—	148,034	105,686	20,625	274,345
S&P Global Healthcare Sector	—	147,652	235,701	483,846	867,199
S&P Global Technology Sector	—	114,472	244,568	111,285	470,325
S&P Global Telecommunications Sector	—	387,475	231,569	—	619,044
S&P Europe 350	187,234	2,116,359	8,843,656	—	11,147,249
S&P Latin America 40	—	29,834	187,237	95,728	312,799
S&P/TOPIX 150	—	276,198	17,138	175,929	469,265
Nasdaq Biotechnology	2,280,865	29,163,198	11,433,188	39,449,891	82,327,142

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains.

For the year ended March 31, 2005, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2005 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$906,024,023	$9,256,146	$(60,326,831)	$(51,070,685)
S&P Global 100	385,032,608	22,900,602	(14,807,111)	8,093,491
S&P Global Energy Sector	291,527,529	65,005,947	(29,689)	64,976,258
S&P Global Financials Sector	71,552,802	7,262,646	(1,063,989)	6,198,657
S&P Global Healthcare Sector	256,039,863	14,752,838	(14,775,607)	(22,769)
S&P Global Technology Sector	49,777,106	1,858,912	(3,161,702)	(1,302,790)
S&P Global Telecommunications Sector	45,581,212	2,753,604	(2,225,235)	528,369
S&P Europe 350	1,345,223,346	184,468,057	(21,490,488)	162,977,569
S&P Latin America 40	372,860,466	23,896,821	(2,983,627)	20,913,194
S&P/TOPIX 150	103,140,634	10,185,675	(1,885,577)	8,300,098
Nasdaq Biotechnology	1,733,730,418	—	(298,614,690)	(298,614,690)

114	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of March 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P Global 100	0.40
S&P Global Energy Sector	0.65
S&P Global Financials Sector	0.65
S&P Global Healthcare Sector	0.65
S&P Global Technology Sector	0.65
S&P Global Telecommunications Sector	0.65
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
Nasdaq Biotechnology	0.50

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

NOTES TO THE FINANCIAL STATEMENTS	115

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$30,768
S&P Global 100	65,029
S&P Global Energy Sector	95,315
S&P Global Financials Sector	11,029
S&P Global Healthcare Sector	30,064
S&P Global Technology Sector	3,096
S&P Global Telecommunications Sector	6,472
S&P Europe 350	665,141
S&P Latin America 40	13,492
S&P/TOPIX 150	11,280
Nasdaq Biotechnology	894,514

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2005, BGIS did not receive any brokerage commissions from the Funds.

As defined under Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund did not execute any portfolio transactions with or on behalf of such Fund during the year ended March 31, 2005.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the year ended March 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first three quarters of the fiscal year ended March 31, 2005 and concluded that they were in compliance with the requirements and restrictions set forth in Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

116	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the year ended March 31, 2005, including income earned from these affiliated issuers and net realized gains (losses) from sales of these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Loss)
S&P 100
IMMF	1,767	46,084	42,878	4,973	$4,972,606	$7,609	$—

S&P Global 100
Barclays PLC	166	160	22	304	3,106,250	131,805	64,517
IMMF	163	20,839	20,895	107	106,651	4,102	—

S&P Global Energy Sector
IMMF	83	18,672	18,466	289	288,579	4,396	—

S&P Global Financials Sector
Barclays PLC	44	53	2	95	967,745	36,045	958
IMMF	40	4,314	4,180	174	173,755	928	—

S&P Global Healthcare Sector
IMMF	100	17,058	17,035	123	122,637	3,469	—

S&P Global Technology Sector
IMMF	30	1,963	1,981	12	11,563	449	—

S&P Global Telecommunications Sector
IMMF	16	3,841	3,808	49	48,686	494	—

S&P Europe 350
Barclays PLC	968	297	21	1,244	12,714,569	560,192	(2,660)
IMMF	22	47,898	47,671	249	249,087	9,920	—

S&P Latin America 40
IMMF	—	37,018	36,442	576	576,407	5,938	—

S&P/TOPIX 150
IMMF	19	1,746	1,764	1	1,371	622	—

Nasdaq Biotechnology
IMMF	93	22,082	21,733	442	442,344	5,982	—

During the year ended March 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of March 31, 2005, certain trustees and officers of the Trust are also officers of BGI.

NOTES TO THE FINANCIAL STATEMENTS	117

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2005 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$34,273,346	$33,705,070
S&P Global 100	11,664,518	9,532,498
S&P Global Energy Sector	14,447,216	11,272,824
S&P Global Financials Sector	2,613,141	2,291,484
S&P Global Healthcare Sector	17,102,925	15,836,037
S&P Global Technology Sector	2,319,893	2,250,572
S&P Global Telecommunications Sector	3,881,372	3,720,635
S&P Europe 350	47,101,843	41,970,265
S&P Latin America 40	10,993,805	9,385,616
S&P/TOPIX 150	3,709,138	3,680,338
Nasdaq Biotechnology	190,466,057	198,713,009

In-kind transactions (see Note 4) for the year ended March 31, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$1,031,734,154	$644,966,393
S&P Global 100	175,548,995	15,092,184
S&P Global Energy Sector	245,520,750	87,611,776
S&P Global Financials Sector	37,317,862	—
S&P Global Healthcare Sector	106,468,282	13,560,233
S&P Global Technology Sector	17,052,980	—
S&P Global Telecommunications Sector	20,409,006	—
S&P Europe 350	262,494,591	—
S&P Latin America 40	293,067,651	78,124,030
S&P/TOPIX 150	40,214,358	—
Nasdaq Biotechnology	2,144,896,624	1,844,952,439

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

118	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of March 31, 2005, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of March 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	119

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares S&P Series and the iShares Nasdaq Series (the “Funds”), as listed on the table of contents, at March 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2005

120	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the year ended March 31, 2005, certain of the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
S&P Global Telecommunications Sector	$490,416	$7,248
S&P Europe 350	26,798,759	216,659
S&P Latin America 40	4,112,360	344,469
S&P/TOPIX 150	1,075,988	67,074

For corporate shareholders, a portion of the income dividends paid by certain of the Funds during the year ended March 31, 2005 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P 100	100.00%
S&P Global 100	67.67
S&P Global Energy Sector	45.11
S&P Global Financials Sector	51.52
S&P Global Healthcare Sector	91.57
S&P Global Technology Sector	100.00
S&P Global Telecommunications Sector	54.14

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended March 31, 2005:

iShares Index Fund	Qualified Dividend Income
S&P 100	$12,771,451
S&P Global 100	5,165,430
S&P Global Energy Sector	4,457,966
S&P Global Financials Sector	929,999
S&P Global Healthcare Sector	1,826,531
S&P Global Technology Sector	374,564
S&P Global Telecommunications Sector	617,218
S&P Europe 350	12,106,016
S&P Latin America 40	3,024,672
S&P/TOPIX 150	602,535

TAX INFORMATION	121

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2005, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 Index Fund

Period Covered: January 1, 2001 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.19%
Greater than 0.5% and Less than 1.0%	17	1.59
Between 0.5% and –0.5%	1,022	95.86
Less than –0.5% and Greater than –1.0%	20	1.89
Less than –1.0%	5	0.47

	1,066	100.00%

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2001 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	5	0.47%
Greater than 1.0% and Less than 1.5%	14	1.31
Greater than 0.5% and Less than 1.0%	131	12.29
Between 0.5% and –0.5%	862	80.87
Less than –0.5% and Greater than –1.0%	27	2.53
Less than –1.0% and Greater than –1.5%	10	0.94
Less than –1.5% and Greater than –2.0%	3	0.28
Less than –2.0% and Greater than –2.5%	1	0.09
Less than –2.5% and Greater than –3.0%	1	0.09
Less than –3.0% and Greater than –3.5%	2	0.19
Less than –3.5%	10	0.94

	1,066	100.00%

122	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.37%
Greater than 1.5% and Less than 2.0%	10	1.23
Greater than 1.0% and Less than 1.5%	48	5.90
Greater than 0.5% and Less than 1.0%	167	20.54
Between 0.5% and –0.5%	551	67.77
Less than –0.5% and Greater than –1.0%	32	3.94
Less than –1.0%	2	0.25

	813	100.00%

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.49%
Greater than 1.0% and Less than 1.5%	32	3.94
Greater than 0.5% and Less than 1.0%	122	15.01
Between 0.5% and –0.5%	625	76.87
Less than –0.5% and Greater than –1.0%	26	3.20
Less than –1.0%	4	0.49

	813	100.00%

iShares S&P Global Healthcare Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	7	0.86%
Greater than 1.0% and Less than 1.5%	48	5.90
Greater than 0.5% and Less than 1.0%	169	20.79
Between 0.5% and –0.5%	579	71.22
Less than –0.5% and Greater than –1.0%	8	0.98
Less than –1.0%	2	0.25

	813	100.00%

SUPPLEMENTAL INFORMATION	123

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	11	1.35%
Greater than 1.0% and Less than 1.5%	51	6.27
Greater than 0.5% and Less than 1.0%	175	21.53
Between 0.5% and –0.5%	531	65.31
Less than –0.5% and Greater than –1.0%	36	4.43
Less than –1.0%	9	1.11

	813	100.00%

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	0.49%
Greater than 1.5% and Less than 2.0%	19	2.34
Greater than 1.0% and Less than 1.5%	60	7.38
Greater than 0.5% and Less than 1.0%	184	22.63
Between 0.5% and –0.5%	495	60.88
Less than –0.5% and Greater than –1.0%	38	4.68
Less than –1.0% and Greater than –1.5%	10	1.23
Less than –1.5%	3	0.37

	813	100.00%

iShares S&P Europe 350 Index Fund

Period Covered: October 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	3	0.27%
Greater than 3.5% and Less than 4.0%	7	0.62
Greater than 3.0% and Less than 3.5%	18	1.60
Greater than 2.5% and Less than 3.0%	18	1.60
Greater than 2.0% and Less than 2.5%	31	2.76
Greater than 1.5% and Less than 2.0%	45	4.00
Greater than 1.0% and Less than 1.5%	112	9.96
Greater than 0.5% and Less than 1.0%	310	27.56
Between 0.5% and –0.5%	498	44.26
Less than –0.5% and Greater than –1.0%	50	4.44
Less than –1.0% and Greater than –1.5%	22	1.96
Less than –1.5% and Greater than –2.0%	5	0.44
Less than –2.0%	6	0.53

	1,125	100.00%

124	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Latin America 40 Index Fund

Period Covered: January 1, 2002 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	7	0.86%
Greater than 1.5% and Less than 2.0%	24	2.95
Greater than 1.0% and Less than 1.5%	136	16.73
Greater than 0.5% and Less than 1.0%	213	26.20
Between 0.5% and –0.5%	352	43.30
Less than –0.5% and Greater than –1.0%	58	7.13
Less than –1.0% and Greater than –1.5%	16	1.97
Less than –1.5%	7	0.86

	813	100.00%

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2002 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	4	0.49%
Greater than 2.0% and Less than 2.5%	11	1.35
Greater than 1.5% and Less than 2.0%	33	4.06
Greater than 1.0% and Less than 1.5%	79	9.72
Greater than 0.5% and Less than 1.0%	150	18.44
Between 0.5% and –0.5%	367	45.13
Less than –0.5% and Greater than –1.0%	106	13.06
Less than –1.0% and Greater than –1.5%	43	5.29
Less than –1.5% and Greater than –2.0%	16	1.97
Less than –2.0%	4	0.49

	813	100.00%

iShares Nasdaq Biotechnology Index Fund

Period Covered: April 1, 2001 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.40%
Greater than 0.5% and Less than 1.0%	38	3.80
Between 0.5% and –0.5%	924	92.40
Less than –0.5% and Greater than –1.0%	25	2.50
Less than –1.0%	9	0.90

	1,000	100.00%

SUPPLEMENTAL INFORMATION	125

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 98 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman, and President (since June 18, 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Trustee (since 2003) of BGI Cayman Prime Money Market Fund; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

126	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since February 15, 2000).	Acting Dean (since 2004) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Hass School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Master Investment Portfolio and Barclays Global Investors Funds; Director (since 2002) of iShares, Inc.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

George G.C. Parker, 1939	Trustee (since February 15, 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since January 1, 2002).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

TRUSTEE INFORMATION	127

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

128	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

T he iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Goods Sector (IYK)
iShares Dow Jones U.S. Consumer Services Sector (IYC)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares KLD Select SocialSM (KLD)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares GS $ InvesTop™ Corporate (LQD)
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

1667-iS-0405

130	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor’s or The Nasdaq Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-011-03005

Item 1.	Reports to Stockholders

iShares®

2005 ANNUAL REPORT TO SHAREHOLDERS | MARCH 31, 2005

iSHARES S&P SERIES

Electronic delivery of this document may be available to you. See inside for details.

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® S&P 500 INDEX FUNDS

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	6.63%	6.57%	6.69%	(2.72)%	(2.73)%	(2.65)%	(12.59)%	(12.64)%	(12.26)%
S&P 500/BARRA Growth	3.95%	3.98%	4.13%	(6.36)%	(6.36)%	(6.20)%	(27.35)%	(27.35)%	(26.72)%
S&P 500/BARRA Value	9.10%	9.25%	9.24%	2.01%	2.04%	2.18%	10.17%	10.29%	11.05%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in substantially all of the securities in the Index in approximately the same proportions as in the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 6.63%, while the Index returned 6.69%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	21.68%
Financial	19.79
Technology	11.79
Industrial	11.72
Communications	10.56
Consumer Cyclical	9.43
Energy	8.74
Utilities	3.18
Basic Materials	2.98
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
General Electric Co.	3.53%
Exxon Mobil Corp.	3.51
Microsoft Corp.	2.26
Citigroup Inc.	2.17
Johnson & Johnson	1.84
Pfizer Inc.	1.81
Bank of America Corp.	1.65
Wal-Mart Stores Inc.	1.57
International Business Machines Corp.	1.38
Intel Corp.	1.34

TOTAL	21.06%

The iShares S&P 500/BARRA Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Barra Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Index and consists of those companies with the highest price-to-book ratios in the Index. The Growth Fund invests in substantially all of the securities in the Growth Index in approximately the same proportions as in the Growth Index. For the reporting period, the Growth Fund returned 3.95%, while the Growth Index returned 4.13%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	33.26%
Technology	17.88
Industrial	15.17
Consumer Cyclical	11.79
Energy	8.92
Communications	7.52
Basic Materials	2.71
Financial	1.96
Utilities	0.62
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
General Electric Co.	7.12%
Exxon Mobil Corp.	7.09
Microsoft Corp.	4.56
Johnson & Johnson	3.72
Wal-Mart Stores Inc.	3.16
International Business Machines Corp.	2.78
Intel Corp.	2.69
Altria Group Inc.	2.52
Procter & Gamble Co.	2.49
Cisco Systems Inc.	2.15

TOTAL	38.28%

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares S&P 500/BARRA Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Barra Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Index and consists of those companies with the lowest price-to-book ratios in the Index. The Value Fund invests in substantially all of the securities in the Value Index in approximately the same proportions as in the Value Index. For the reporting period, the Value Fund returned 9.10%, while the Value Index returned 9.24%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Financial	37.30%
Communications	13.55
Consumer Non-Cyclical	10.30
Energy	8.57
Industrial	8.32
Consumer Cyclical	7.11
Technology	5.81
Utilities	5.69
Basic Materials	3.25
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Citigroup Inc.	4.30%
Pfizer Inc.	3.59
Bank of America Corp.	3.27
American International Group Inc.	2.64
JP Morgan Chase & Co.	2.25
ChevronTexaco Corp.	2.24
Wells Fargo & Co.	1.86
Verizon Communications Inc.	1.80
Wachovia Corp.	1.48
Time Warner Inc.	1.47

TOTAL	24.90%

U.S. equity markets experienced some volatility during the reporting period, but generally finished the reporting period with moderate gains.

During the first half of the reporting period, markets struggled with rising oil prices, uncertainty surrounding the upcoming presidential election, and an unclear picture of economic recovery. Oil prices, in particular, provided cause for investor concern, reaching $50 per barrel in late September. In the second half of the reporting period, however, markets received a boost on several fronts: oil prices appeared to have peaked in late October, falling 24% by the end of 2004. A quick resolution to the presidential election provided an additional level of support for the markets. Early in 2005, encouraging economic news, including strengthening employment figures, also helped to bolster market returns. During the first quarter of 2005, though, new worries arose. Oil prices spiked again, reaching a high of $56.72 by mid-March. As prices for oil and other commodities climbed during the reporting period, concerns grew about inflation and its potentially dampening effect on corporate profits. In response, equity markets gave up some of their gains for the reporting period.

During the reporting period, smaller capitalization stocks generally outperformed larger capitalization stocks as measured by the S&P Indexes, and value stocks within the Index generally outperformed growth stocks.

Within the Index, the top-performing sector by far was energy, which benefited from rising oil prices during the reporting period. The utilities sector also was a strong performer. Industrials and materials both contributed positively to Index performance. Information technology holdings were the laggard for the reporting period.

Within the Growth Index, the utilities sector was the strongest performer for the reporting period, followed by energy and materials. Information technology was the worst performing sector for the reporting period, followed closely by financials.

Within the Value Index, the energy sector was the strongest performer, followed by utilities and healthcare, while the financials sector was the only sector with a negative return for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Among the Fund’s ten largest holdings as of March 31, 2005, the best performer for the reporting period was oil company Exxon Mobil Corp., the Fund’s second largest holding as of March 31, 2005, which benefited from escalating oil prices during the reporting period. Healthcare company Johnson & Johnson also was a positive performer, as was General Electric Co., the Fund’s largest holding as of March 31, 2005. Pharmaceutical company Pfizer Inc. suffered the steepest decline for the reporting period, followed by Wal-Mart Stores Inc. Financial giant Citigroup Inc. and Intel Corp. also posted losses for the reporting period.

Among the Growth Fund’s ten largest holdings as of March 31, 2005, Exxon Mobil Corp. was the strongest performer for the reporting period. Johnson & Johnson also performed well for the reporting period. Technology giant Cisco Systems Inc. posted the steepest declines among the Growth Fund’s ten largest holdings.

Among the Value Fund’s ten largest holdings as of March 31, 2005, oil company ChevronTexaco Corp. logged the strongest gains for the reporting period. Healthcare company Pfizer Inc. experienced the biggest decline among the Value Fund’s ten largest holdings, and top holding Citigroup Inc. also posted a loss for the reporting period.

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	10.24%	10.25%	10.43%	8.54%	8.51%	8.73%	48.93%	48.74%	50.17%
S&P MidCap 400/BARRA Growth	8.67%	8.77%	8.94%	0.12%	0.11%	0.40%	0.58%	0.51%	1.89%
S&P MidCap 400/BARRA Value	11.64%	11.59%	11.90%	14.38%	14.36%	14.64%	87.77%	87.56%	89.81%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

The iShares S&P MidCap 400 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400 Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 10.24%, while the Index returned 10.43%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	19.97%
Consumer Cyclical	18.16
Financial	16.20
Industrial	11.87
Energy	9.13
Technology	9.07
Utilities	6.13
Communications	5.51
Basic Materials	3.57
Diversified	0.32
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Murphy Oil Corp.	0.84%
D.R. Horton Inc.	0.83
Legg Mason Inc.	0.82
Lennar Corp. Class A	0.79
Weatherford International Ltd.	0.78
Coventry Health Care Inc.	0.70
Patterson Companies Inc.	0.67
Smith International Inc.	0.64
Whole Foods Market Inc.	0.64
Caesars Entertainment Inc.	0.60

TOTAL	7.31%

The iShares S&P MidCap 400/BARRA Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/BARRA Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Index and consists of those companies with the highest price-to-book ratios within the Index. The Growth Fund invests in substantially all of the securities in the Growth Index in approximately the same proportions as in the Growth Index. For the reporting period, the Growth Fund returned 8.67%, while the Growth Index returned 8.94%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	24.99%
Consumer Cyclical	21.26
Industrial	13.49
Financial	11.20
Energy	9.81
Technology	9.63
Communications	6.18
Basic Materials	2.29
Utilities	1.06
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Murphy Oil Corp.	1.68%
Legg Mason Inc.	1.65
Coventry Health Care Inc.	1.41
Patterson Companies Inc.	1.34
Smith International Inc.	1.30
Whole Foods Market Inc.	1.28
Washington Post Co. (The) Class B	1.20
Cognizant Technology Solutions Corp.	1.20
Lyondell Chemical Co.	1.18
Sepracor Inc.	1.17

TOTAL	13.41%

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares S&P MidCap 400/BARRA Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/BARRA Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Index and consists of those companies with the lowest price-to-book ratios within the Index. The Value Fund invests in substantially all of the securities in the Value Index in approximately the same proportions as in the Value Index. For the reporting period, the Value Fund returned 11.64%, while the Value Index returned 11.90%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Financial	21.14%
Consumer Cyclical	15.09
Consumer Non-Cyclical	15.00
Utilities	11.16
Industrial	10.27
Technology	8.51
Energy	8.45
Communications	4.85
Basic Materials	4.83
Diversified	0.63
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
D.R. Horton Inc.	1.66%
Lennar Corp. Class A	1.58
Weatherford International Ltd.	1.55
Caesars Entertainment Inc.	1.20
Pioneer Natural Resources Co.	1.19
Fidelity National Financial Inc.	1.11
ENSCO International Inc.	1.10
Constellation Brands Inc.	1.05
Dean Foods Co.	0.98
Tyson Foods Inc. Class A	0.98

TOTAL	12.40%

U.S. equity markets experienced some volatility during the reporting period, but generally finished the reporting period with moderate gains.

During the first half of the reporting period, markets struggled with rising oil prices, uncertainty surrounding the upcoming presidential election, and an unclear picture of economic recovery. Oil prices, in particular, provided cause for investor concern, reaching $50 per barrel in late September. In the second half of the reporting period, however, markets received a boost on several fronts: oil prices appeared to have peaked in late October, falling 24% by the end of 2004. A quick resolution to the presidential election provided an additional level of support for the markets. Early in 2005, encouraging economic news, including strengthening employment figures, also helped to bolster market returns. During the first quarter of 2005, though, new worries arose. Oil prices spiked again, reaching a high of $56.72 by mid-March. As prices for oil and other commodities climbed during the reporting period, concerns grew about inflation and its potentially dampening effect on corporate profits. In response, equity markets gave up some of their gains for the reporting period.

Mid-capitalization stocks, as represented by the Index, outperformed the broader market, as represented by the S&P 500 Index. Value stocks generally outperformed their growth counterparts within the Index during the reporting period.

Sector performance within the Index was mixed for the reporting period. Energy-related companies were the strongest performers, due largely to escalating oil prices during the reporting period. Materials and utilities also performed well. Information technology was the only negative performer among the Index’s major sectors for the reporting period.

Within the Growth Index, energy posted the strongest gains for the reporting period, followed by utilities and materials, while information technology was the laggard with the only negative performance among all major sectors in the Growth Index.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Within the Value Index, energy was also the top-performing sector for the reporting period, followed by materials and telecommunications services. Information technology was the worst performer for the reporting period with the only negative performance of all major sectors within the Value Index.

Among the Fund’s ten largest holdings as of March 31, 2005, the strongest performer for the reporting period was Coventry Health Care Inc. Oil-related companies were also strong performers. Top Fund holding Murphy Oil Corp. logged strong gains for the reporting period, as did oil exploration and services company Weatherford International Ltd. Caesars Entertainment Inc. also performed well for the reporting period. Homebuilders Lennar Corp. Class A and D.R. Horton Inc. were the laggards among the ten largest holdings, although both posted moderate gains for the reporting period.

Among the Growth Fund’s ten largest holdings as of March 31, 2005, the top performer was Cognizant Technology Solutions Corp., which posted triple-digit gains for the reporting period. Lyondell Chemical Co. and Coventry Health Care Inc. also delivered strong returns, while The Washington Post Co. Class B was the weakest performer with only a slight gain for the reporting period.

Among the Value Fund’s ten largest holdings as of March 31, 2005, Constellation Brands Inc. was a strong performer for the reporting period, as was Caesars Entertainment Inc. Fidelity National Financial Inc. logged the biggest decline for the reporting period.

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	12.91%	12.49%	13.08%	11.47%	11.37%	11.63%	69.49%	68.80%	70.72%
S&P SmallCap 600/BARRA Growth	13.07%	12.71%	13.41%	5.59%	5.52%	5.85%	29.03%	28.62%	30.56%
S&P SmallCap 600/BARRA Value	12.55%	12.14%	12.82%	13.68%	13.58%	13.95%	82.42%	81.68%	84.47%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

The iShares S&P SmallCap 600 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600 Index (the “Index”). The Index measures the performance of publicly traded securities in the small-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 12.91%, while the Index returned 13.08%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Cyclical	20.30%
Industrial	19.76
Consumer Non-Cyclical	17.98
Financial	14.12
Technology	9.32
Energy	7.40
Utilities	4.47
Basic Materials	3.61
Communications	2.94
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
NVR Inc.	0.90%
Cooper Companies Inc.	0.62
Massey Energy Co.	0.61
Polaris Industries Inc.	0.61
Oshkosh Truck Corp.	0.60
Patina Oil & Gas Corp.	0.57
Roper Industries Inc.	0.55
M.D.C. Holdings Inc.	0.53
Pharmaceutical Product Development Inc.	0.51
Timken Co. (The)	0.50

TOTAL	6.00%

The iShares S&P SmallCap 600/BARRA Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/BARRA Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Index and consists of those companies with the highest price-to-book ratios within the Index. The Growth Fund invests in substantially all of the securities in the Growth Index in approximately the same proportions as in the Growth Index. For the reporting period, the Growth Fund returned 13.07%, while the Growth Index returned 13.41%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	22.75%
Consumer Cyclical	20.70
Industrial	17.03
Technology	11.94
Energy	10.96
Financial	9.51
Communications	3.07
Basic Materials	2.54
Utilities	1.42
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
NVR Inc.	1.76%
Cooper Companies Inc.	1.23
Massey Energy Co.	1.20
Polaris Industries Inc.	1.19
Oshkosh Truck Corp.	1.17
Patina Oil & Gas Corp.	1.12
Roper Industries Inc.	1.09
Pharmaceutical Product Development Inc.	1.01
Energen Corp.	0.96
New Century Financial Corp.	0.94

TOTAL	11.67%

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares S&P SmallCap 600/BARRA Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/BARRA Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Index and consists of those companies with the lowest price-to-book ratios within the Index. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 12.55%, while the Value Index returned 12.82%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Industrial	22.60%
Consumer Cyclical	19.88
Financial	18.88
Consumer Non-Cyclical	13.03
Utilities	7.64
Technology	6.61
Basic Materials	4.73
Energy	3.71
Communications	2.82
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
M.D.C. Holdings Inc.	1.07%
Timken Co. (The)	1.02
Standard-Pacific Corp.	0.99
Southern Union Co.	0.99
UGI Corp.	0.95
Accredo Health Inc.	0.89
South Financial Group Inc. (The)	0.88
Atmos Energy Corp.	0.87
Commercial Metals Co.	0.81
Hughes Supply Inc.	0.80

TOTAL	9.27%

U.S. equity markets experienced some volatility during the reporting period, but generally finished the reporting period with moderate gains.

During the first half of the reporting period, markets struggled with rising oil prices, uncertainty surrounding the upcoming presidential election, and an unclear picture of economic recovery. Oil prices, in particular, provided cause for investor concern, reaching $50 per barrel in late September. In the second half of the reporting period, however, markets received a boost on several fronts: oil prices appeared to have peaked in late October, falling 24% by the end of 2004. A quick resolution to the presidential election provided an additional level of support for the markets. Early in 2005, encouraging economic news, including strengthening employment figures, also helped to bolster market returns. During the first quarter of 2005, though, new worries arose. Oil prices spiked again, reaching a high of $56.72 by mid-March. As prices for oil and other commodities climbed during the reporting period, concerns grew about inflation and its potentially dampening effect on corporate profits. In response, equity markets gave up some of their gains for the reporting period.

Small-capitalization stocks, as represented by the Index, generally outperformed large-capitalization stocks, as represented by the S&P 500 Index. Among the small-capitalization stocks in the Index, growth stocks slightly outpaced value stocks for the reporting period.

Energy was by far the strongest performing sector in the Index for the reporting period, due largely to higher oil prices. Materials also performed well. Utilities, industrials, and health care all contributed to positive Index performance. Information technology was the sole sector within the Index to post a decline for the reporting period.

Within the Growth Index and the Value Index, the energy sector was also the strongest performer for the reporting period, followed by materials and industrials. Telecommunications services posted the biggest decline in the Value Index, while consumer staples posted the biggest decline in the Growth Index.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Among the Fund’s ten largest holdings as of March 31, 2005, Massey Energy Co. was the strongest performer, benefiting from high oil prices during the reporting period. Top Fund holding NVR Inc., which engages in home building and mortgage banking, also delivered strong gains, as did Pharmaceutical Product Development Inc. and Polaris Industries Inc., which produces high-performance motorized vehicles. The weakest performer among the ten largest Fund holdings was The Timkin Co., which delivered double-digit gains for the reporting period.

Among the Growth Fund’s ten largest holdings as of March 31, 2005, Massey Energy Co. was the strongest performer for the reporting period, followed by top Fund holding NVR Inc. New Century Financial Corp. was the laggard, posting the only loss among the Fund’s ten largest holdings.

Among the Value Fund’s ten largest holdings as of March 31, 2005, Commercial Metals Co. was by far the strongest performer for the reporting period. Southern Union Co. and UGI Corp. also performed well. The weakest performer among the ten largest Fund holdings was The South Financial Group Inc., which posted a slight gain for the reporting period.

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P 1500 INDEX FUND

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.08%	7.10%	7.25%	5.37%	5.31%	5.59%	6.46%	6.39%	6.68%

“Total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (1/20/04).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	21.38%
Financial	19.23
Industrial	12.09
Technology	11.46
Consumer Cyclical	10.60
Communications	9.83
Energy	8.71
Utilities	3.48
Basic Materials	3.07
Diversified	0.02
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
General Electric Co.	3.09%
Exxon Mobil Corp.	3.08
Microsoft Corp.	1.98
Citigroup Inc.	1.90
Johnson & Johnson	1.62
Pfizer Inc.	1.59
Bank of America Corp.	1.45
Wal-Mart Stores Inc.	1.37
International Business Machines Corp.	1.21
Intel Corp.	1.17

TOTAL	18.46%

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Composite 1500 Index (the “Index”). The Index is comprised of the Standard & Poor’s 500, MidCap 400 and SmallCap 600 Indexes, which together represent approximately 90% of the total U.S. equity market. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 7.08%, while the Index returned 7.25%.

U.S. equity markets experienced some volatility during the reporting period, but generally finished the reporting period with moderate gains.

During the first half of the reporting period, markets struggled with rising oil prices, uncertainty surrounding the upcoming presidential election, and an unclear picture of economic recovery. Oil prices, in particular, provided cause for investor concern, reaching $50 per barrel in late September. In the second half of the reporting period, however, markets received a boost on several fronts: oil prices appeared to have peaked in late October, falling 24% by the end of 2004. A quick resolution to the presidential election provided an additional level of support for the markets. Early in 2005, encouraging economic news, including strengthening employment figures, also helped to bolster market returns. During the first quarter of 2005, though, new worries arose. Oil prices spiked again, reaching a high of $56.72 by mid-March. As prices for oil and other commodities climbed during the reporting period, concerns grew about inflation and its potentially dampening effect on corporate profits. In response, equity markets gave up some of their gains for the reporting period.

Within the Index, energy-related companies generally were by far the strongest performers, due largely to escalating oil prices during the reporting period. Utilities and materials also performed well for the reporting period, as did industrials. Consumer discretionary and consumer staples both posted moderate gains. Information technology was the worst performing sector in the Index for the reporting period, followed by financials, the largest sector in the Index.

Among the Fund’s ten largest holdings as of March 31, 2005, performance was mixed for the reporting period. Diversified oil company Exxon Mobil Corp., the Fund’s second largest holding as of March 31, 2005, logged the strongest gains, due largely to rising oil prices during the reporting period. Healthcare company Johnson & Johnson also performed well. Top Fund holding General Electric Co. logged gains for the reporting period. Negative performers for the reporting period included Pfizer Inc., Wal-Mart Stores Inc. and Intel Corp.

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (October 1, 2004)	Ending Account Value (March 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (October 1, 2004 to March 31, 2005)
S&P 500
Actual	$1,000.00	$1,068.70	0.09%	$0.46
Hypothetical (5% return before expenses)	1,000.00	1,024.48	0.09	0.45
S&P 500/BARRA Growth
Actual	1,000.00	1,063.90	0.18	0.93
Hypothetical (5% return before expenses)	1,000.00	1,024.03	0.18	0.91
S&P 500/BARRA Value
Actual	1,000.00	1,072.00	0.18	0.93
Hypothetical (5% return before expenses)	1,000.00	1,024.03	0.18	0.91
S&P MidCap 400
Actual	1,000.00	1,116.10	0.20	1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.93	0.20	1.01

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (October 1, 2004)	Ending Account Value (March 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (October 1, 2004 to March 31, 2005)
S&P MidCap 400/BARRA Growth
Actual	$1,000.00	$1,118.10	0.25%	$1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25	1.26
S&P MidCap 400/BARRA Value
Actual	1,000.00	1,113.20	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25	1.26
S&P SmallCap 600
Actual	1,000.00	1,105.70	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,023.93	0.20	1.01
S&P SmallCap 600/BARRA Growth
Actual	1,000.00	1,117.70	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25	1.26
S&P SmallCap 600/BARRA Value
Actual	1,000.00	1,092.20	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25	1.26
S&P 1500
Actual	1,000.00	1,073.40	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.93	0.20	1.01

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (365 days).

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$25,041,688	0.20%

		25,041,688	0.20

AEROSPACE & DEFENSE
United Technologies Corp.	591,775	60,159,846	0.48
Other securities[1]		176,520,968	1.41

		236,680,814	1.89

AGRICULTURE
Altria Group Inc.	2,389,650	156,259,213	1.25
Other securities[1]		40,560,858	0.32

		196,820,071	1.57

AIRLINES
Other securities[1]		12,768,957	0.10

		12,768,957	0.10

APPAREL
Other securities[1]		54,038,666	0.43

		54,038,666	0.43

AUTO MANUFACTURERS
Other securities[1]		60,378,673	0.48

		60,378,673	0.48

AUTO PARTS & EQUIPMENT
Other securities[1]		22,433,442	0.18

		22,433,442	0.18

BANKS
Bank of America Corp.	4,682,588	206,502,131	1.65
U.S. Bancorp	2,141,402	61,715,206	0.49
Wachovia Corp.	1,831,723	93,253,018	0.74
Wells Fargo & Co.	1,959,020	117,149,396	0.94
Other securities[1]		312,357,606	2.50

		790,977,357	6.32

BEVERAGES
Coca-Cola Co. (The)	2,617,211	109,059,182	0.87
PepsiCo Inc.	1,938,740	102,811,382	0.82
Other securities[1]		70,083,897	0.56

		281,954,461	2.25

BIOTECHNOLOGY
Amgen Inc.[2]	1,447,275	84,245,878	0.67
Other securities[1]		44,950,379	0.36

		129,196,257	1.03

BUILDING MATERIALS
Other securities[1]		34,361,269	0.27

		34,361,269	0.27

CHEMICALS
Du Pont (E.I.) de Nemours and Co.	1,151,955	59,026,174	0.47
Other securities[1]		156,658,105	1.25

		215,684,279	1.72

COMMERCIAL SERVICES
Other securities[1]		108,127,745	0.86

		108,127,745	0.86

COMPUTERS
Dell Inc.[2]	2,840,771	109,142,422	0.87
Hewlett-Packard Co.	3,345,473	73,399,678	0.59
International Business Machines Corp.	1,885,981	172,340,944	1.38
Other securities[1]		165,925,017	1.32

		520,808,061	4.16

COSMETICS & PERSONAL CARE
Gillette Co. (The)	1,145,411	57,820,347	0.46
Procter & Gamble Co.[3]	2,914,078	154,446,134	1.24
Other securities[1]		96,218,905	0.77

		308,485,386	2.47

DISTRIBUTION & WHOLESALE
Other securities[1]		14,795,309	0.12

		14,795,309	0.12

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,355,385	69,626,127	0.56
Citigroup Inc.	6,035,988	271,257,301	2.17
Federal National Mortgage Association	1,118,321	60,892,578	0.49
JP Morgan Chase & Co.	4,105,248	142,041,581	1.13
Merrill Lynch & Co. Inc.	1,075,474	60,871,828	0.49
Morgan Stanley	1,285,601	73,600,657	0.59
Other securities[1]		319,845,442	2.55

		998,135,514	7.98

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$375,895,720	3.00%

		375,895,720	3.00

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		41,944,314	0.34

		41,944,314	0.34

ELECTRONICS
Other securities[1]		64,213,689	0.51

		64,213,689	0.51

ENGINEERING & CONSTRUCTION
Other securities[1]		5,483,191	0.04

		5,483,191	0.04

ENTERTAINMENT
Other securities[1]		10,664,986	0.09

		10,664,986	0.09

ENVIRONMENTAL CONTROL
Other securities[1]		21,216,823	0.17

		21,216,823	0.17

FOOD
Other securities[1]		216,950,259	1.73

		216,950,259	1.73

FOREST PRODUCTS & PAPER
Other securities[1]		66,176,877	0.53

		66,176,877	0.53

GAS
Other securities[1]		21,931,280	0.18

		21,931,280	0.18

HAND & MACHINE TOOLS
Other securities[1]		13,409,223	0.11

		13,409,223	0.11

HEALTH CARE-PRODUCTS
Johnson & Johnson	3,435,016	230,695,675	1.84
Medtronic Inc.	1,397,431	71,199,109	0.57
Other securities[1]		174,407,103	1.40

		476,301,887	3.81

HEALTH CARE-SERVICES
UnitedHealth Group Inc.	741,146	70,690,505	0.57
Other securities[1]		136,857,738	1.09

		207,548,243	1.66

HOME BUILDERS
Other securities[1]		24,109,378	0.19

		24,109,378	0.19

HOME FURNISHINGS
Other securities[1]		12,874,190	0.10

		12,874,190	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		31,895,675	0.26

		31,895,675	0.26

HOUSEWARES
Other securities[1]		6,976,832	0.06

		6,976,832	0.06

INSURANCE
American International Group Inc.	3,008,744	166,714,505	1.33
Other securities[1]		384,074,021	3.07

		550,788,526	4.40

INTERNET
Other securities[1]		124,462,784	1.00

		124,462,784	1.00

IRON & STEEL
Other securities[1]		19,821,115	0.16

		19,821,115	0.16

LEISURE TIME
Other securities[1]		59,540,623	0.48

		59,540,623	0.48

LODGING
Other securities[1]		48,709,330	0.39

		48,709,330	0.39

MACHINERY
Other securities[1]		70,237,305	0.56

		70,237,305	0.56

MANUFACTURING
General Electric Co.	12,243,147	441,487,881	3.53
3M Co.	892,410	76,470,613	0.61
Tyco International Ltd.	2,325,916	78,615,961	0.63
Other securities[1]		161,980,278	1.29

		758,554,733	6.06

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A2	2,555,613	$86,328,607	0.69%
Time Warner Inc.[2]	5,309,552	93,182,638	0.75
Viacom Inc. Class B	1,969,937	68,612,906	0.55
Walt Disney Co. (The)	2,365,495	67,960,671	0.54
Other securities[1]		160,050,467	1.28

		476,135,289	3.81

MINING
Other securities[1]		71,784,251	0.57

		71,784,251	0.57

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		28,761,924	0.23

		28,761,924	0.23

OIL & GAS
ChevronTexaco Corp.	2,431,059	141,755,050	1.13
ConocoPhillips	803,873	86,689,664	0.69
Exxon Mobil Corp.	7,375,741	439,594,164	3.51
Other securities[1]		285,507,724	2.29

		953,546,602	7.62

OIL & GAS SERVICES
Other securities[1]		109,369,835	0.87

		109,369,835	0.87

PACKAGING & CONTAINERS
Other securities[1]		18,116,930	0.15

		18,116,930	0.15

PHARMACEUTICALS
Abbott Laboratories	1,801,077	83,966,210	0.67
Lilly (Eli) & Co.	1,308,710	68,183,791	0.55
Merck & Co. Inc.	2,551,012	82,576,258	0.66
Pfizer Inc.	8,618,156	226,398,958	1.81
Wyeth	1,543,678	65,112,338	0.52
Other securities[1]		229,070,535	1.83

		755,308,090	6.04

PIPELINES
Other securities[1]		31,346,968	0.25

		31,346,968	0.25

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		67,542,084	0.54

		67,542,084	0.54

RETAIL
Home Depot Inc.	2,536,931	97,012,241	0.77
Wal-Mart Stores Inc.	3,913,562	196,108,592	1.57
Other securities[1]		538,117,791	4.30

		831,238,624	6.64

SAVINGS & LOANS
Other securities[1]		69,164,494	0.55

		69,164,494	0.55

SEMICONDUCTORS
Intel Corp.	7,193,320	167,100,824	1.34
Other securities[1]		220,421,408	1.76

		387,522,232	3.10

SOFTWARE
Microsoft Corp.	11,688,298	282,506,163	2.26
Oracle Corp.[2]	5,191,608	64,791,268	0.52
Other securities[1]		190,752,990	1.52

		538,050,421	4.30

TELECOMMUNICATIONS
Cisco Systems Inc.[2]	7,467,257	133,589,228	1.07
QUALCOMM Inc.	1,901,491	69,689,645	0.56
SBC Communications Inc.	3,816,444	90,411,558	0.72
Verizon Communications Inc.	3,199,996	113,599,858	0.91
Other securities[1]		288,602,256	2.30

		695,892,545	5.56

TEXTILES
Other securities[1]		7,121,390	0.06

		7,121,390	0.06

TOYS, GAMES & HOBBIES
Other securities[1]		14,247,934	0.11

		14,247,934	0.11

TRANSPORTATION
United Parcel Service Inc. Class B3	1,293,025	94,054,639	0.75
Other securities[1]		107,865,048	0.86

		201,919,687	1.61

TOTAL COMMON STOCKS (Cost: $12,196,040,720)		12,497,464,232	99.87

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		260,375	0.00

		260,375	0.00

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
FLOATING RATE NOTES[4]
Other securities[1]		$370,390	0.00%

		370,390	0.00

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	18,674	18,674	0.00
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	84,294,417	84,294,417	0.68
Other securities[1,4]		2,828	0.00

		84,315,919	0.68

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		266,100	0.00

		266,100	0.00

TIME DEPOSITS[4]
Other securities[1]		147,039	0.00

		147,039	0.00

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		12,540	0.00

		12,540	0.00

TOTAL SHORT-TERM INVESTMENTS (Cost: $85,372,363)		85,372,363	0.68

TOTAL INVESTMENTS IN SECURITIES (Cost: $12,281,413,083)		12,582,836,595	100.55
Other Assets, Less Liabilities		(69,011,002)	(0.55)

NET ASSETS		$12,513,825,593	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $266,100, dated 3/31/05, due 4/1/05, with a total maturity value of $266,122 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$7,189,683	0.31%

		7,189,683	0.31

AEROSPACE & DEFENSE
Boeing Co. (The)	363,090	21,226,241	0.90
Lockheed Martin Corp.	175,111	10,692,278	0.46
United Technologies Corp.	223,396	22,710,437	0.97
Other securities[1]		3,709,593	0.16

		58,338,549	2.49

AGRICULTURE
Altria Group Inc.	902,247	58,997,931	2.52
Other securities[1]		3,710,612	0.16

		62,708,543	2.68

AIRLINES
Other securities[1]		242,401	0.01

		242,401	0.01

APPAREL
Other securities[1]		13,059,839	0.56

		13,059,839	0.56

AUTO MANUFACTURERS
Other securities[1]		6,523,151	0.28

		6,523,151	0.28

AUTO PARTS & EQUIPMENT
Other securities[1]		1,009,887	0.04

		1,009,887	0.04

BEVERAGES
Anheuser-Busch Companies Inc.[2]	338,886	16,059,808	0.69
Coca-Cola Co. (The)	988,077	41,173,169	1.76
PepsiCo Inc.	731,967	38,816,210	1.66
Other securities[1]		4,562,971	0.19

		100,612,158	4.30

BIOTECHNOLOGY
Amgen Inc.[3]	546,463	31,809,611	1.36
Other securities[1]		9,687,919	0.41

		41,497,530	1.77

BUILDING MATERIALS
Other securities[1]		3,657,186	0.16

		3,657,186	0.16

CHEMICALS
Dow Chemical Co. (The)	415,952	20,735,207	0.89
Du Pont (E.I.) de Nemours and Co.	434,899	22,284,225	0.95
Other securities[1]		16,430,133	0.70

		59,449,565	2.54

COMMERCIAL SERVICES
Other securities[1]		22,629,097	0.97

		22,629,097	0.97

COMPUTERS
Apple Computer Inc.[3]	356,494	14,855,105	0.63
Dell Inc.[3]	1,072,507	41,205,719	1.76
International Business Machines Corp.	712,066	65,068,591	2.78
Other securities[1]		9,352,455	0.40

		130,481,870	5.57

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	229,254	11,960,181	0.51
Gillette Co. (The)	432,382	21,826,643	0.93
Kimberly-Clark Corp.	209,962	13,800,802	0.59
Procter & Gamble Co.[2]	1,100,251	58,313,303	2.49
Other securities[1]		8,833,660	0.38

		114,734,589	4.90

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	511,680	26,285,002	1.12
Other securities[1]		13,731,370	0.59

		40,016,372	1.71

ELECTRIC
Other securities[1]		14,486,610	0.62

		14,486,610	0.62

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	182,914	11,876,606	0.51

		11,876,606	0.51

ELECTRONICS
Other securities[1]		3,419,531	0.15

		3,419,531	0.15

ENGINEERING & CONSTRUCTION
Other securities[1]		2,068,592	0.09

		2,068,592	0.09

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[1]		$3,994,814	0.17%

		3,994,814	0.17

FOOD
Other securities[1]		47,361,985	2.02

		47,361,985	2.02

HAND & MACHINE TOOLS
Other securities[1]		4,255,238	0.18

		4,255,238	0.18

HEALTH CARE-PRODUCTS
Johnson & Johnson	1,296,968	87,104,371	3.72
Medtronic Inc.	527,579	26,880,150	1.15
Other securities[1]		64,173,129	2.74

		178,157,650	7.61

HEALTH CARE-SERVICES
UnitedHealth Group Inc.	279,785	26,685,893	1.14
Other securities[1]		4,191,113	0.18

		30,877,006	1.32

HOME FURNISHINGS
Other securities[1]		463,259	0.02

		463,259	0.02

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		12,034,251	0.51

		12,034,251	0.51

HOUSEWARES
Other securities[1]		2,631,769	0.11

		2,631,769	0.11

INTERNET
eBay Inc.[3]	527,915	19,670,113	0.84
Yahoo! Inc.[3]	568,739	19,280,252	0.83
Other securities[1]		8,067,632	0.34

		47,017,997	2.01

IRON & STEEL
Other securities[1]		944,582	0.04

		944,582	0.04

LEISURE TIME
Other securities[1]		7,354,003	0.31

		7,354,003	0.31

LODGING
Other securities[1]		9,074,863	0.39

		9,074,863	0.39

MACHINERY
Caterpillar Inc.	149,631	13,682,259	0.58
Other securities[1]		4,326,616	0.19

		18,008,875	0.77

MANUFACTURING
General Electric Co.	4,622,726	166,695,500	7.12
Illinois Tool Works Inc.	119,825	10,727,932	0.46
3M Co.	336,918	28,870,503	1.23
Other securities[1]		6,415,876	0.28

		212,709,811	9.09

MEDIA
Other securities[1]		13,861,017	0.59

		13,861,017	0.59

MINING
Other securities[1]		3,096,829	0.13

		3,096,829	0.13

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		4,527,612	0.19

		4,527,612	0.19

OIL & GAS
Exxon Mobil Corp.	2,784,907	165,980,457	7.09
Other securities[1]		4,961,533	0.21

		170,941,990	7.30

OIL & GAS SERVICES
Schlumberger Ltd.	257,203	18,127,667	0.77
Other securities[1]		19,757,024	0.85

		37,884,691	1.62

PACKAGING & CONTAINERS
Other securities[1]		5,390,246	0.23

		5,390,246	0.23

PHARMACEUTICALS
Abbott Laboratories	679,989	31,701,087	1.36
Bristol-Myers Squibb Co.[2]	852,397	21,702,028	0.93
Lilly (Eli) & Co.	494,087	25,741,933	1.10
Merck & Co. Inc.	963,123	31,176,292	1.33

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Schering-Plough Corp.	643,459	$11,678,781	0.50%
Wyeth	582,805	24,582,715	1.05
Other securities[1]		21,488,685	0.91

		168,071,521	7.18

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		5,834,036	0.25

		5,834,036	0.25

RETAIL
Home Depot Inc.	957,764	36,624,895	1.56
Lowe’s Companies Inc.	337,076	19,243,669	0.82
Target Corp.	390,565	19,536,061	0.83
Walgreen Co.	445,510	19,789,554	0.85
Wal-Mart Stores Inc.	1,477,638	74,044,440	3.16
Other securities[1]		55,743,400	2.39

		224,982,019	9.61

SEMICONDUCTORS
Intel Corp.	2,716,062	63,094,120	2.69
Other securities[1]		30,581,619	1.31

		93,675,739	4.00

SOFTWARE
Automatic Data Processing Inc.	254,348	11,432,943	0.49
First Data Corp.	349,767	13,749,341	0.59
Microsoft Corp.	4,413,252	106,668,301	4.56
Oracle Corp.[3]	1,960,021	24,461,062	1.04
Other securities[1]		33,530,713	1.43

		189,842,360	8.11

TELECOMMUNICATIONS
Cisco Systems Inc.[3]	2,819,404	50,439,138	2.15
Nextel Communications Inc. Class A2,3	491,512	13,968,771	0.60
QUALCOMM Inc.	717,934	26,312,281	1.12
Other securities[1]		17,289,938	0.74

		108,010,128	4.61

TEXTILES
Other securities[1]		2,698,204	0.12

		2,698,204	0.12

TOYS, GAMES & HOBBIES
Other securities[1]		3,861,019	0.16

		3,861,019	0.16

TRANSPORTATION
United Parcel Service Inc. Class B	488,157	35,508,540	1.52

		35,508,540	1.52

TOTAL COMMON STOCKS (Cost: $2,152,866,579)		2,337,073,813	99.83

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		402,191	0.02

		402,191	0.02

FLOATING RATE NOTES[4]
Other securities[1]		572,118	0.02

		572,118	0.02

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	28,844	28,844	0.00
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	10,948,603	10,948,603	0.47
Other securities[1,4]		4,368	0.00

		10,981,815	0.47

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		411,034	0.02

		411,034	0.02

TIME DEPOSITS[4]
Other securities[1]		227,130	0.01

		227,130	0.01

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Value	% of Net Assets
U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]	$19,369	0.00%

	19,369	0.00

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,613,657)	12,613,657	0.54

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,165,480,236)	2,349,687,470	100.37
Other Assets, Less Liabilities	(8,586,576)	(0.37)

NET ASSETS	$2,341,100,894	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $411,034, dated 3/31/05, due 4/1/05, with a total maturity value of $411,066 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$2,565,218	0.10%

		2,565,218	0.10

AEROSPACE & DEFENSE
Other securities[1]		35,215,596	1.30

		35,215,596	1.30

AGRICULTURE
Other securities[1]		13,136,185	0.49

		13,136,185	0.49

AIRLINES
Other securities[1]		5,183,374	0.19

		5,183,374	0.19

APPAREL
Other securities[1]		8,322,977	0.31

		8,322,977	0.31

AUTO MANUFACTURERS
Other securities[1]		18,481,250	0.68

		18,481,250	0.68

AUTO PARTS & EQUIPMENT
Other securities[1]		8,472,383	0.31

		8,472,383	0.31

BANKS
Bank of America Corp.	2,005,461	88,440,830	3.27
SunTrust Banks Inc.	167,840	12,096,229	0.45
U.S. Bancorp	917,000	26,427,940	0.98
Wachovia Corp.	784,439	39,935,789	1.48
Wells Fargo & Co.	838,971	50,170,466	1.86
Other securities[1]		121,678,100	4.49

		338,749,354	12.53

BEVERAGES
Other securities[1]		6,639,917	0.25

		6,639,917	0.25

BIOTECHNOLOGY
Other securities[1]		8,253,794	0.31

		8,253,794	0.31

BUILDING MATERIALS
Other securities[1]		10,576,614	0.39

		10,576,614	0.39

CHEMICALS
Other securities[1]		24,988,943	0.92

		24,988,943	0.92

COMMERCIAL SERVICES
Other securities[1]		20,658,188	0.76

		20,658,188	0.76

COMPUTERS
EMC Corp.[2]	1,190,302	14,664,521	0.54
Hewlett-Packard Co.	1,432,632	31,431,946	1.16
Other securities[1]		28,910,192	1.07

		75,006,659	2.77

COSMETICS & PERSONAL CARE
Other securities[1]		2,004,185	0.07

		2,004,185	0.07

DISTRIBUTION & WHOLESALE
Other securities[1]		6,319,718	0.23

		6,319,718	0.23

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	2,585,126	116,175,562	4.30
Federal Home Loan Mortgage Corp.	340,412	21,514,038	0.80
Federal National Mortgage Association	478,891	26,075,615	0.96
Goldman Sachs Group Inc. (The)	223,340	24,565,167	0.91
JP Morgan Chase & Co.	1,758,153	60,832,094	2.25
Lehman Brothers Holdings Inc.	136,587	12,861,032	0.48
MBNA Corp.	632,213	15,520,829	0.57
Merrill Lynch & Co. Inc.	460,544	26,066,790	0.96
Morgan Stanley	550,541	31,518,472	1.16
Other securities[1]		47,037,569	1.74

		382,167,168	14.13

ELECTRIC
Dominion Resources Inc.	168,536	12,544,134	0.46
Duke Energy Corp.	464,133	13,000,365	0.48
Exelon Corp.	328,959	15,095,929	0.56
Southern Co. (The)	367,591	11,700,422	0.43
Other securities[1]		92,243,999	3.42

		144,584,849	5.35

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		$4,502,044	0.17%

		4,502,044	0.17

ELECTRONICS
Other securities[1]		23,594,487	0.87

		23,594,487	0.87

ENVIRONMENTAL CONTROL
Other securities[1]		9,095,935	0.34

		9,095,935	0.34

FOOD
Other securities[1]		39,241,466	1.45

		39,241,466	1.45

FOREST PRODUCTS & PAPER
Other securities[1]		28,330,948	1.05

		28,330,948	1.05

GAS
Other securities[1]		9,372,532	0.35

		9,372,532	0.35

HAND & MACHINE TOOLS
Other securities[1]		912,627	0.03

		912,627	0.03

HEALTH CARE-PRODUCTS
Other securities[1]		1,942,084	0.07

		1,942,084	0.07

HEALTH CARE-SERVICES
WellPoint Inc.[2]	150,905	18,915,942	0.70
Other securities[1]		34,962,773	1.29

		53,878,715	1.99

HOME BUILDERS
Other securities[1]		10,307,628	0.38

		10,307,628	0.38

HOME FURNISHINGS
Other securities[1]		4,959,349	0.18

		4,959,349	0.18

INSURANCE
Allstate Corp. (The)	336,072	18,168,052	0.67
American International Group Inc.	1,288,575	71,399,941	2.64
MetLife Inc.	362,669	14,180,358	0.52
Prudential Financial Inc.	259,283	14,882,844	0.55
St. Paul Travelers Companies Inc.	331,276	12,167,767	0.45
Other securities[1]		105,101,794	3.89

		235,900,756	8.72

IRON & STEEL
Other securities[1]		7,411,032	0.27

		7,411,032	0.27

LEISURE TIME
Carnival Corp.	260,702	13,506,971	0.50
Other securities[1]		3,663,184	0.14

		17,170,155	0.64

LODGING
Other securities[1]		10,561,128	0.39

		10,561,128	0.39

MACHINERY
Other securities[1]		9,688,433	0.36

		9,688,433	0.36

MANUFACTURING
Honeywell International Inc.	420,976	15,664,517	0.58
Tyco International Ltd.	996,057	33,666,727	1.25
Other securities[1]		34,218,126	1.26

		83,549,370	3.09

MEDIA
Comcast Corp. Class A2	1,094,434	36,969,981	1.37
News Corp. Class A	1,426,479	24,136,025	0.89
Time Warner Inc.[2]	2,273,829	39,905,699	1.47
Viacom Inc. Class B	843,591	29,382,275	1.09
Walt Disney Co. (The)	1,012,980	29,102,915	1.08
Other securities[1]		28,699,852	1.06

		188,196,747	6.96

MINING
Alcoa Inc.	431,258	13,105,931	0.49
Other securities[1]		14,139,723	0.52

		27,245,654	1.01

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		7,178,570	0.27

		7,178,570	0.27

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
OIL & GAS
ChevronTexaco Corp.	1,041,150	$60,709,457	2.24%
ConocoPhillips	344,258	37,124,783	1.37
Occidental Petroleum Corp.	196,561	13,989,246	0.52
Other securities[1]		102,715,470	3.80

		214,538,956	7.93

OIL & GAS SERVICES
Other securities[1]		3,871,337	0.14

		3,871,337	0.14

PACKAGING & CONTAINERS
Other securities[1]		1,647,648	0.06

		1,647,648	0.06

PHARMACEUTICALS
Cardinal Health Inc.	214,571	11,973,062	0.44
Pfizer Inc.	3,691,003	96,962,649	3.59
Other securities[1]		23,908,723	0.88

		132,844,434	4.91

PIPELINES
Other securities[1]		13,407,295	0.50

		13,407,295	0.50

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		22,249,821	0.82

		22,249,821	0.82

RETAIL
McDonald’s Corp.	629,433	19,600,544	0.72
Other securities[1]		81,317,681	3.01

		100,918,225	3.73

SAVINGS & LOANS
Washington Mutual Inc.	432,089	17,067,516	0.63
Other securities[1]		12,558,196	0.47

		29,625,712	1.10

SEMICONDUCTORS
Applied Materials Inc.[2]	825,288	13,410,930	0.50
Texas Instruments Inc.	851,680	21,709,323	0.80
Other securities[1]		24,546,145	0.91

		59,666,398	2.21

SOFTWARE
Other securities[1]		15,115,611	0.56

		15,115,611	0.56

TELECOMMUNICATIONS
BellSouth Corp.	906,219	23,824,498	0.88
Motorola Inc.	1,213,157	18,160,960	0.67
SBC Communications Inc.	1,634,393	38,718,770	1.43
Sprint Corp. (FON Group)	731,335	16,637,871	0.62
Verizon Communications Inc.	1,370,433	48,650,372	1.80
Other securities[1]		29,611,901	1.09

		175,604,372	6.49

TOYS, GAMES & HOBBIES
Other securities[1]		1,685,734	0.06

		1,685,734	0.06

TRANSPORTATION
FedEx Corp.	149,098	14,007,757	0.52
Other securities[1]		32,197,326	1.19

		46,205,083	1.71

TOTAL COMMON STOCKS (Cost: $2,559,500,055)		2,701,746,658	99.90

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[3]
Other securities[1]		57,443	0.00

		57,443	0.00

FLOATING RATE NOTES[3]
Other securities[1]		81,711	0.01

		81,711	0.01

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,4]	4,120	4,120	0.00
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4]	23,264,131	23,264,131	0.86
Other securities[1,3]		624	0.00

		23,268,875	0.86

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2005

Security	Value	% of Net Assets
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[5]	$58,706	0.00%

	58,706	0.00

TIME DEPOSITS[3]
Other securities[1]	32,441	0.00

	32,441	0.00

U.S. GOVERNMENT AGENCY NOTES[3]
Other securities[1]	2,767	0.00

	2,767	0.00

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,501,943)	23,501,943	0.87

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,583,001,998)	2,725,248,601	100.77
Other Assets, Less Liabilities	(20,762,907)	(0.77)

NET ASSETS	$2,704,485,694	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Aggregated repurchase agreements in the amount of $58,706, dated 3/31/05, due 4/1/05, with a total maturity value of $58,710 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$7,609,797	0.31%

		7,609,797	0.31

AEROSPACE & DEFENSE
Other securities[1]		10,945,875	0.45

		10,945,875	0.45

AGRICULTURE
Other securities[1]		2,741,531	0.11

		2,741,531	0.11

AIRLINES
Other securities[1]		7,956,235	0.33

		7,956,235	0.33

APPAREL
Other securities[1]		5,142,425	0.21

		5,142,425	0.21

AUTO PARTS & EQUIPMENT
Other securities[1]		19,875,495	0.82

		19,875,495	0.82

BANKS
Commerce Bancorp Inc.[2]	372,109	12,082,379	0.50
Hibernia Corp. Class A	363,865	11,647,319	0.48
Other securities[1]		81,378,150	3.37

		105,107,848	4.35

BEVERAGES
Constellation Brands Inc.[3]	240,913	12,737,070	0.53
Other securities[1]		5,618,252	0.23

		18,355,322	0.76

BIOTECHNOLOGY
Other securities[1]		31,639,025	1.31

		31,639,025	1.31

BUILDING MATERIALS
Other securities[1]		9,998,037	0.41

		9,998,037	0.41

CHEMICALS
Lyondell Chemical Co.	509,862	14,235,347	0.59
Other securities[1]		56,672,661	2.34

		70,908,008	2.93

COAL
Peabody Energy Corp.	275,750	12,783,770	0.53
Other securities[1]		6,330,040	0.26

		19,113,810	0.79

COMMERCIAL SERVICES
Other securities[1]		94,549,542	3.91

		94,549,542	3.91

COMPUTERS
Cognizant Technology Solutions Corp.[3]	311,781	14,404,282	0.60
SanDisk Corp.[3]	382,076	10,621,713	0.44
Other securities[1]		68,736,212	2.84

		93,762,207	3.88

DISTRIBUTION & WHOLESALE
Other securities[1]		23,753,661	0.98

		23,753,661	0.98

DIVERSIFIED FINANCIAL SERVICES
Legg Mason Inc.	254,931	19,920,308	0.82
Other securities[1]		42,934,363	1.78

		62,854,671	2.60

ELECTRIC
Other securities[1]		120,752,366	5.00

		120,752,366	5.00

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		23,797,889	0.98

		23,797,889	0.98

ELECTRONICS
Other securities[1]		40,775,377	1.69

		40,775,377	1.69

ENGINEERING & CONSTRUCTION
Other securities[1]		11,824,205	0.49

		11,824,205	0.49

ENTERTAINMENT
Other securities[1]		14,645,919	0.61

		14,645,919	0.61

ENVIRONMENTAL CONTROL
Republic Services Inc.	329,360	11,026,973	0.46
Other securities[1]		4,654,393	0.19

		15,681,366	0.65

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
FOOD
Dean Foods Co.[3]	349,501	$11,987,884	0.50%
Tyson Foods Inc. Class A	710,780	11,855,810	0.49
Whole Foods Market Inc.[2]	150,731	15,394,157	0.64
Other securities[1]		27,369,548	1.13

		66,607,399	2.76

FOREST PRODUCTS & PAPER
Other securities[1]		11,639,506	0.48

		11,639,506	0.48

GAS
Other securities[1]		22,113,775	0.92

		22,113,775	0.92

HAND & MACHINE TOOLS
Other securities[1]		4,168,957	0.17

		4,168,957	0.17

HEALTH CARE-PRODUCTS
Patterson Companies Inc.[2,3]	322,159	16,091,842	0.67
Varian Medical Systems Inc.[3]	313,228	10,737,456	0.44
Other securities[1]		67,921,560	2.81

		94,750,858	3.92

HEALTH CARE-SERVICES
Coventry Health Care Inc.[3]	249,047	16,970,063	0.70
Lincare Holdings Inc.[2,3]	235,354	10,409,707	0.43
PacifiCare Health Systems Inc.[2,3]	203,237	11,568,250	0.48
Other securities[1]		50,756,612	2.10

		89,704,632	3.71

HOLDING COMPANIES-DIVERSIFIED
Other securities[1]		7,614,159	0.32

		7,614,159	0.32

HOME BUILDERS
D.R. Horton Inc.	687,281	20,096,096	0.83
Lennar Corp. Class A	338,287	19,174,107	0.79
Toll Brothers Inc.[3]	144,916	11,426,627	0.47
Other securities[1]		15,924,041	0.67

		66,620,871	2.76

HOME FURNISHINGS
Harman International Industries Inc.	150,971	13,354,895	0.55
Other securities[1]		2,706,119	0.11

		16,061,014	0.66

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		19,221,065	0.80

		19,221,065	0.80

INSURANCE
Everest Re Group Ltd.	131,618	11,202,008	0.46
Fidelity National Financial Inc.	409,049	13,474,074	0.56
Other securities[1]		98,858,432	4.09

		123,534,514	5.11

INTERNET
Other securities[1]		32,189,481	1.33

		32,189,481	1.33

IRON & STEEL
Other securities[1]		3,594,961	0.15

		3,594,961	0.15

LEISURE TIME
Other securities[1]		2,128,474	0.09

		2,128,474	0.09

LODGING
Caesars Entertainment Inc.[3]	735,809	14,561,660	0.60
Mandalay Resort Group	158,376	11,163,924	0.46
Other securities[1]		8,087,578	0.34

		33,813,162	1.40

MACHINERY
Other securities[1]		26,270,220	1.09

		26,270,220	1.09

MANUFACTURING
Other securities[1]		54,085,317	2.24

		54,085,317	2.24

MEDIA
Washington Post Co. (The) Class B	16,189	14,472,966	0.60
Other securities[1]		31,586,918	1.31

		46,059,884	1.91

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Precision Castparts Corp.	154,938	$11,931,775	0.49%
Other securities[1]		3,605,688	0.15

		15,537,463	0.64

OFFICE FURNISHINGS
Other securities[1]		10,379,686	0.43

		10,379,686	0.43

OIL & GAS
ENSCO International Inc.	354,647	13,356,006	0.55
Murphy Oil Corp.	204,924	20,232,146	0.84
Newfield Exploration Co.[3]	147,997	10,990,257	0.45
Pioneer Natural Resources Co.[2]	339,616	14,508,395	0.60
Other securities[1]		50,299,154	2.09

		109,385,958	4.53

OIL & GAS SERVICES
Smith International Inc.	248,630	15,596,560	0.64
Weatherford International Ltd.[3]	323,922	18,768,041	0.78
Other securities[1]		27,289,473	1.13

		61,654,074	2.55

PACKAGING & CONTAINERS
Other securities[1]		11,524,733	0.48

		11,524,733	0.48

PHARMACEUTICALS
Barr Pharmaceuticals Inc.[3]	216,624	10,577,750	0.44
IVAX Corp.[3]	516,533	10,211,858	0.42
Sepracor Inc.[2,3]	246,416	14,146,743	0.59
Other securities[1]		30,094,667	1.24

		65,031,018	2.69

PIPELINES
Questar Corp.	198,643	11,769,598	0.49
Other securities[1]		18,668,358	0.77

		30,437,956	1.26

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		65,771,454	2.72

		65,771,454	2.72

RETAIL
Abercrombie & Fitch Co. Class A	204,382	11,698,826	0.48
Chico’s FAS Inc.[3]	418,834	11,836,249	0.49
Foot Locker Inc.	365,664	10,713,955	0.44
Michaels Stores Inc.	316,102	11,474,503	0.48
Neiman-Marcus Group Inc. Class A2	114,794	10,504,799	0.43
Other securities[1]		170,545,526	7.07

		226,773,858	9.39

SAVINGS & LOANS
New York Community Bancorp Inc.[2]	572,123	10,389,754	0.43
Other securities[1]		23,729,812	0.98

		34,119,566	1.41

SEMICONDUCTORS
Microchip Technology Inc.	486,013	12,641,198	0.52
Other securities[1]		56,758,676	2.35

		69,399,874	2.87

SOFTWARE
Other securities[1]		56,016,581	2.32

		56,016,581	2.32

TELECOMMUNICATIONS
Harris Corp.	312,230	10,194,309	0.42
Telephone & Data Systems Inc.	127,821	10,430,194	0.43
Other securities[1]		26,715,479	1.11

		47,339,982	1.96

TEXTILES
Mohawk Industries Inc.[2,3]	139,187	11,733,464	0.49

		11,733,464	0.49

TRANSPORTATION
CH Robinson Worldwide Inc.	200,103	10,311,308	0.43
Expeditors International Washington Inc.	249,892	13,381,717	0.55
Other securities[1]		34,799,557	1.44

		58,492,582	2.42

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
TRUCKING & LEASING
Other securities[1]		$3,839,087	0.16%

		3,839,087	0.16

WATER
Other securities[1]		5,331,722	0.22

		5,331,722	0.22

TOTAL COMMON STOCKS (Cost: $2,043,000,610)		2,414,737,918	99.93

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		116,036,488	4.80

		116,036,488	4.80

FLOATING RATE NOTES[4]
Other securities[1]		165,063,011	6.83

		165,063,011	6.83

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	8,321,994	8,321,994	0.34
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	13,726,421	13,726,421	0.57
Other securities[1,4]		1,260,098	0.06

		23,308,513	0.97

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		118,588,420	4.91

		118,588,420	4.91

TIME DEPOSITS[4]
Other securities[1]		65,531,143	2.71

		65,531,143	2.71

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		5,588,332	0.23

		5,588,332	0.23

TOTAL SHORT-TERM INVESTMENTS (Cost: $494,115,907)		494,115,907	20.45

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,537,116,517)		2,908,853,825	120.38
Other Assets, Less Liabilities		(492,516,134)	(20.38)

NET ASSETS		$2,416,337,691	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $118,588,420, dated 3/31/05, due 4/1/05, with a total maturity value of $118,597,944 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$7,046,121	0.63%

		7,046,121	0.63

AEROSPACE & DEFENSE
Other securities[1]		9,181,408	0.83

		9,181,408	0.83

AIRLINES
Other securities[1]		5,730,030	0.52

		5,730,030	0.52

APPAREL
Other securities[1]		4,763,517	0.43

		4,763,517	0.43

BANKS
Associated Bancorp	280,514	8,760,452	0.79
Commerce Bancorp Inc.[2]	343,898	11,166,368	1.01
Other securities[1]		36,864,798	3.31

		56,791,618	5.11

BIOTECHNOLOGY
Other securities[1]		15,903,762	1.43

		15,903,762	1.43

CHEMICALS
Lyondell Chemical Co.	470,920	13,148,086	1.18
Other securities[1]		12,369,888	1.11

		25,517,974	2.29

COAL
Peabody Energy Corp.	254,658	11,805,945	1.06
Other securities[1]		5,840,328	0.53

		17,646,273	1.59

COMMERCIAL SERVICES
Career Education Corp.[2],3	222,056	7,607,639	0.68
ChoicePoint Inc.[3]	192,177	7,708,219	0.69
Other securities[1]		36,506,161	3.29

		51,822,019	4.66

COMPUTERS
Cognizant Technology Solutions Corp.[3]	287,957	13,303,613	1.20
Diebold Inc.	155,361	8,521,551	0.77
Other securities[1]		18,049,807	1.62

		39,874,971	3.59

DISTRIBUTION & WHOLESALE
CDW Corp.[2]	160,155	9,077,585	0.82
Fastenal Co.[2]	147,862	8,178,247	0.73

		17,255,832	1.55

DIVERSIFIED FINANCIAL SERVICES
Legg Mason Inc.	235,519	18,403,455	1.65
Other securities[1]		10,295,895	0.93

		28,699,350	2.58

ELECTRIC
Other securities[1]		6,849,225	0.62

		6,849,225	0.62

ELECTRICAL COMPONENTS & EQUIPMENT
Energizer Holdings Inc.[3]	153,225	9,162,855	0.83
Other securities[1]		12,820,170	1.15

		21,983,025	1.98

ELECTRONICS
Other securities[1]		12,477,475	1.12

		12,477,475	1.12

ENGINEERING & CONSTRUCTION
Other securities[1]		2,423,422	0.22

		2,423,422	0.22

ENTERTAINMENT
Other securities[1]		13,554,638	1.22

		13,554,638	1.22

ENVIRONMENTAL CONTROL
Other securities[1]		4,298,494	0.39

		4,298,494	0.39

FOOD
Whole Foods Market Inc.[2]	139,220	14,218,539	1.28
Other securities[1]		9,836,661	0.88

		24,055,200	2.16

HEALTH CARE-PRODUCTS
Beckman Coulter Inc.	134,141	8,913,669	0.80
DENTSPLY International Inc.	164,229	8,935,700	0.80
Patterson Companies Inc.[2,3]	297,569	14,863,572	1.34
Varian Medical Systems Inc.[3]	289,473	9,923,134	0.89

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Other securities[1]		$41,131,557	3.70%

		83,767,632	7.53

HEALTH CARE-SERVICES
Coventry Health Care Inc.[3]	230,049	15,675,539	1.41
Lincare Holdings Inc.[2,3]	217,447	9,617,681	0.87
Other securities[1]		18,846,538	1.69

		44,139,758	3.97

HOME BUILDERS
Other securities[1]		2,987,381	0.27

		2,987,381	0.27

HOME FURNISHINGS
Harman International Industries Inc.	139,426	12,333,624	1.11

		12,333,624	1.11

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		9,792,899	0.88

		9,792,899	0.88

INSURANCE
Other securities[1]		11,953,618	1.07

		11,953,618	1.07

INTERNET
McAfee Inc.[3]	347,056	7,829,583	0.70
Other securities[1]		14,508,210	1.31

		22,337,793	2.01

LODGING
Mandalay Resort Group	146,371	10,317,692	0.93
Other securities[1]		7,478,362	0.67

		17,796,054	1.60

MACHINERY
Other securities[1]		16,040,716	1.44

		16,040,716	1.44

MANUFACTURING
Pentair Inc.	219,447	8,558,433	0.77
Other securities[1]		25,984,586	2.34

		34,543,019	3.11

MEDIA
Washington Post Co. (The) Class B	14,952	13,367,088	1.20
Other securities[1]		7,633,227	0.69

		21,000,315	1.89

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	143,071	11,017,898	0.99

		11,017,898	0.99

OFFICE FURNISHINGS
Other securities[1]		9,612,661	0.86

		9,612,661	0.86

OIL & GAS
Murphy Oil Corp.	189,320	18,691,564	1.68
Noble Energy Inc.[2]	127,932	8,701,935	0.78
Patterson-UTI Energy Inc.	365,469	9,144,034	0.82
Other securities[1]		5,824,636	0.53

		42,362,169	3.81

OIL & GAS SERVICES
Smith International Inc.	229,649	14,405,882	1.30
Other securities[1]		11,384,027	1.02

		25,789,909	2.32

PACKAGING & CONTAINERS
Other securities[1]		4,466,445	0.40

		4,466,445	0.40

PHARMACEUTICALS
Barr Pharmaceuticals Inc.[3]	200,005	9,766,244	0.88
IVAX Corp.[3]	477,768	9,445,473	0.85
Sepracor Inc.[2,3]	227,582	13,065,483	1.17
Other securities[1]		16,147,880	1.45

		48,425,080	4.35

PIPELINES
Equitable Resources Inc.	132,237	7,595,693	0.68
Questar Corp.	183,421	10,867,694	0.98
Other securities[1]		4,820,761	0.43

		23,284,148	2.09

REAL ESTATE INVESTMENT TRUSTS
Developers Diversified Realty Corp.	233,649	9,287,548	0.83
Other securities[1]		17,894,976	1.61

		27,182,524	2.44

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
RETAIL
Abercrombie & Fitch Co. Class A	188,887	$10,811,891	0.97%
Advance Auto Parts Inc.[3]	159,297	8,036,534	0.72
American Eagle Outfitters Inc.	287,279	8,489,094	0.76
Chico’s FAS Inc.[2,3]	387,102	10,939,503	0.98
Michaels Stores Inc.	292,120	10,603,956	0.95
PETsMART Inc.	316,127	9,088,651	0.82
Ross Stores Inc.[2]	318,086	9,269,026	0.83
Williams-Sonoma Inc.[3]	253,680	9,322,740	0.84
Other securities[1]		75,844,731	6.83

		152,406,126	13.70

SEMICONDUCTORS
Lam Research Corp.[2,3]	302,598	8,732,978	0.79
Microchip Technology Inc.	448,813	11,673,626	1.05
Other securities[1]		13,891,826	1.24

		34,298,430	3.08

SOFTWARE
Dun & Bradstreet Corp.[3]	149,601	9,192,981	0.83
Other securities[1]		23,783,589	2.13

		32,976,570	2.96

TELECOMMUNICATIONS
Harris Corp.	288,520	9,420,178	0.85
Other securities[1]		8,934,054	0.80

		18,354,232	1.65

TRANSPORTATION
CH Robinson Worldwide Inc.[2]	184,899	9,527,845	0.86
Expeditors International Washington Inc.	230,779	12,358,215	1.11
Other securities[1]		11,754,943	1.05

		33,641,003	3.02

WATER
Other securities[1]		4,925,811	0.44

		4,925,811	0.44

TOTAL COMMON STOCKS (Cost: $950,691,408)		1,111,310,169	99.91

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		49,390,214	4.44

		49,390,214	4.44

FLOATING RATE NOTES[4]
Other securities[1]		70,258,054	6.32

		70,258,054	6.32

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	3,542,206	3,542,206	0.32
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	3,242,253	3,242,253	0.29
Other securities[1,4]		536,354	0.05

		7,320,813	0.66

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		50,476,433	4.54

		50,476,433	4.54

TIME DEPOSITS[4]
Other securities[1]		27,892,936	2.51

		27,892,936	2.51

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		2,378,639	0.21

		2,378,639	0.21

TOTAL SHORT-TERM INVESTMENTS (Cost: $207,717,089)		207,717,089	18.68

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,158,408,497)		1,319,027,258	118.59
Other Assets, Less Liabilities		(206,765,782)	(18.59)

NET ASSETS		$1,112,261,476	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

March 31, 2005

[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $50,476,433, dated 3/31/05, due 4/1/05, with a total maturity value of $50,480,487 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[1]		$1,549,952	0.08%

		1,549,952	0.08

AGRICULTURE
Other securities[1]		4,197,429	0.23

		4,197,429	0.23

AIRLINES
Other securities[1]		2,715,693	0.15

		2,715,693	0.15

AUTO PARTS & EQUIPMENT
Other securities[1]		30,327,070	1.64

		30,327,070	1.64

BANKS
City National Corp.	161,931	11,306,022	0.61
Hibernia Corp. Class A	555,267	17,774,097	0.96
Mercantile Bankshares Corp.	283,407	14,414,080	0.78
Other securities[1]		23,201,670	1.25

		66,695,869	3.60

BEVERAGES
Constellation Brands Inc.[2]	368,393	19,476,938	1.05
Other securities[1]		8,590,587	0.46

		28,067,525	1.51

BIOTECHNOLOGY
Invitrogen Corp.[2,3]	184,618	12,775,566	0.69
Other securities[1]		9,242,104	0.50

		22,017,670	1.19

BUILDING MATERIALS
Other securities[1]		15,265,922	0.82

		15,265,922	0.82

CHEMICALS
Other securities[1]		66,233,607	3.57

		66,233,607	3.57

COMMERCIAL SERVICES
Manpower Inc.[3]	321,714	14,000,993	0.76
Other securities[1]		44,830,750	2.42

		58,831,743	3.18

COMPUTERS
Cadence Design Systems Inc.[2]	967,490	14,463,975	0.78
SanDisk Corp.[2]	583,023	16,208,039	0.87
Storage Technology Corp.[2]	381,385	11,746,658	0.63
Other securities[1]		34,853,901	1.88

		77,272,573	4.16

DISTRIBUTION & WHOLESALE
Other securities[1]		7,736,979	0.42

		7,736,979	0.42

DIVERSIFIED FINANCIAL SERVICES
AmeriCredit Corp.[2,3]	543,690	12,744,094	0.69
Edwards (A.G.) Inc.[3]	272,134	12,191,603	0.66
Other securities[1]		23,599,158	1.27

		48,534,855	2.62

ELECTRIC
Energy East Corp.	525,766	13,785,585	0.74
MDU Resources Group Inc.	423,352	11,692,982	0.63
Pepco Holdings Inc.	672,549	14,116,804	0.76
SCANA Corp.	404,083	15,444,052	0.83
Wisconsin Energy Corp.	418,671	14,862,820	0.80
Other securities[1]		103,200,291	5.58

		173,102,534	9.34

ELECTRONICS
Other securities[1]		41,672,936	2.25

		41,672,936	2.25

ENGINEERING & CONSTRUCTION
Other securities[1]		14,049,082	0.76

		14,049,082	0.76

ENVIRONMENTAL CONTROL
Republic Services Inc.[3]	503,504	16,857,314	0.91

		16,857,314	0.91

FOOD
Dean Foods Co.[2]	533,351	18,293,939	0.98
Smithfield Foods Inc.[2]	358,495	11,310,517	0.61
Tyson Foods Inc. Class A	1,086,762	18,127,190	0.98
Other securities[1]		14,230,048	0.77

		61,961,694	3.34

FOREST PRODUCTS & PAPER
Other securities[1]		17,774,665	0.96

		17,774,665	0.96

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
GAS
ONEOK Inc.	372,933	$11,493,795	0.62%
Other securities[1]		22,269,640	1.20

		33,763,435	1.82

HAND & MACHINE TOOLS
Other securities[1]		6,374,725	0.34

		6,374,725	0.34

HEALTH CARE-PRODUCTS
Other securities[1]		6,262,151	0.34

		6,262,151	0.34

HEALTH CARE-SERVICES
Health Net Inc.[2]	397,364	12,997,776	0.70
PacifiCare Health Systems Inc.[2,3]	310,156	17,654,080	0.95
Triad Hospitals Inc.[2,3]	281,279	14,092,078	0.76
Other securities[1]		19,265,286	1.04

		64,009,220	3.45

HOLDING COMPANIES-DIVERSIFIED
Leucadia National Corp.[3]	338,816	11,638,330	0.63

		11,638,330	0.63

HOME BUILDERS
D.R. Horton Inc.	1,049,124	30,676,386	1.66
Lennar Corp. Class A3	516,378	29,268,305	1.58
Toll Brothers Inc.[2]	221,145	17,437,283	0.94
Other securities[1]		19,383,440	1.05

		96,765,414	5.23

HOME FURNISHINGS
Other securities[1]		4,143,638	0.22

		4,143,638	0.22

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		13,229,859	0.71

		13,229,859	0.71

INSURANCE
Berkley (W.R.) Corp.	283,503	14,061,749	0.76
Everest Re Group Ltd.	200,850	17,094,343	0.92
Fidelity National Financial Inc.	624,346	20,565,957	1.11
Old Republic International Corp.	652,546	15,197,796	0.82
PMI Group Inc. (The)[3]	336,677	12,797,093	0.69
Radian Group Inc.	316,536	15,111,429	0.81
Other securities[1]		74,026,184	4.00

		168,854,551	9.11

INTERNET
CheckFree Corp.[2,3]	300,414	12,244,875	0.66

		12,244,875	0.66

IRON & STEEL
Other securities[1]		5,498,771	0.30

		5,498,771	0.30

LEISURE TIME
Other securities[1]		3,250,598	0.18

		3,250,598	0.18

LODGING
Caesars Entertainment Inc.[2]	1,123,016	22,224,487	1.20

		22,224,487	1.20

MACHINERY
Other securities[1]		13,628,357	0.74

		13,628,357	0.74

MANUFACTURING
SPX Corp.[3]	268,902	11,638,079	0.63
Other securities[1]		13,955,859	0.75

		25,593,938	1.38

MEDIA
Other securities[1]		35,678,390	1.93

		35,678,390	1.93

METAL FABRICATE & HARDWARE
Other securities[1]		5,515,719	0.30

		5,515,719	0.30

OIL & GAS
ENSCO International Inc.	541,243	20,383,211	1.10
Newfield Exploration Co.[2]	225,833	16,770,359	0.91
Pioneer Natural Resources Co.[3]	518,321	22,142,673	1.19
Other securities[1]		37,676,058	2.03

		96,972,301	5.23

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Weatherford International Ltd.[2]	494,439	$28,647,796	1.55%
Other securities[1]		22,869,610	1.23

		51,517,406	2.78

PACKAGING & CONTAINERS
Other securities[1]		10,220,026	0.55

		10,220,026	0.55

PHARMACEUTICALS
Omnicare Inc.[3]	372,821	13,216,504	0.71
Other securities[1]		6,088,398	0.33

		19,304,902	1.04

PIPELINES
Other securities[1]		8,003,999	0.43

		8,003,999	0.43

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	300,363	11,353,721	0.62
Liberty Property Trust	308,383	12,042,356	0.65
Other securities[1]		32,110,587	1.73

		55,506,664	3.00

RETAIL
Foot Locker Inc.[3]	557,977	16,348,726	0.88
Neiman-Marcus Group Inc. Class A	175,162	16,029,075	0.86
Other securities[1]		62,135,692	3.36

		94,513,493	5.10

SAVINGS & LOANS
New York Community Bancorp Inc.[3]	873,018	15,854,007	0.86
Other securities[1]		36,230,223	1.95

		52,084,230	2.81

SEMICONDUCTORS
Other securities[1]		49,352,417	2.66

		49,352,417	2.66

SOFTWARE
Other securities[1]		31,124,494	1.68

		31,124,494	1.68

TELECOMMUNICATIONS
Telephone & Data Systems Inc.	195,424	15,946,598	0.86
Other securities[1]		26,082,858	1.41

		42,029,456	2.27

TEXTILES
Mohawk Industries Inc.[2]	212,802	17,939,209	0.97

		17,939,209	0.97

TRANSPORTATION
Other securities[1]		33,723,437	1.82

		33,723,437	1.82

TRUCKING & LEASING
Other securities[1]		5,873,070	0.32

		5,873,070	0.32

TOTAL COMMON STOCKS (Cost: $1,635,633,362)		1,851,706,674	99.93

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		95,695,872	5.16

		95,695,872	5.16

FLOATING RATE NOTES [4]
Other securities[1]		136,128,288	7.35

		136,128,288	7.35

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	6,863,191	6,863,191	0.37
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	14,257,238	14,257,238	0.77
Other securities[1],[4]		1,039,209	0.05

		22,159,638	1.19

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		97,800,464	5.28

		97,800,464	5.28

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31, 2005

Security	Value	% of Net Assets
TIME DEPOSITS[4]
Other securities[1]	$54,043,869	2.92%

	54,043,869	2.92

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]	4,608,726	0.25

	4,608,726	0.25

TOTAL SHORT-TERM INVESTMENTS (Cost: $410,436,857)	410,436,857	22.15

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,046,070,219)	2,262,143,531	122.08
Other Assets, Less Liabilities	(409,153,225)	(22.08)

NET ASSETS	$1,852,990,306	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $97,800,464, dated 3/31/05, due 4/1/05, with a total maturity value of $97,808,320 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$7,568,832	0.23%

		7,568,832	0.23

AEROSPACE & DEFENSE
Other securities[1]		71,432,273	2.20

		71,432,273	2.20

AGRICULTURE
Other securities[1]		8,611,116	0.26

		8,611,116	0.26

AIRLINES
Other securities[1]		10,779,451	0.33

		10,779,451	0.33

APPAREL
Other securities[1]		52,993,917	1.63

		52,993,917	1.63

AUTO MANUFACTURERS
Oshkosh Truck Corp.[2]	235,896	19,341,113	0.60
Other securities[1]		4,893,249	0.15

		24,234,362	0.75

AUTO PARTS & EQUIPMENT
Other securities[1]		5,349,554	0.16

		5,349,554	0.16

BANKS
East West Bancorp Inc.	341,299	12,600,759	0.39
South Financial Group Inc. (The)[2]	462,093	14,112,320	0.44
UCBH Holdings Inc.[2]	295,652	11,796,515	0.36
Whitney Holding Corp.	272,869	12,145,399	0.37
Other securities[1]		139,080,932	4.29

		189,735,925	5.85

BIOTECHNOLOGY
Other securities[1]		16,600,136	0.51

		16,600,136	0.51

BUILDING MATERIALS
Florida Rock Industries Inc.[2]	242,630	14,271,497	0.44
Other securities[1]		35,648,448	1.10

		49,919,945	1.54

CHEMICALS
Other securities[1]		46,693,214	1.44

		46,693,214	1.44

COAL
Massey Energy Co.[2]	494,355	19,793,974	0.61

		19,793,974	0.61

COMMERCIAL SERVICES
Pharmaceutical Product Development Inc.[3]	343,179	16,627,023	0.51
Other securities[1]		106,655,913	3.29

		123,282,936	3.80

COMPUTERS
Other securities[1]		77,924,128	2.40

		77,924,128	2.40

DISTRIBUTION & WHOLESALE
Hughes Supply Inc.	429,707	12,783,783	0.40
Other securities[1]		44,625,227	1.37

		57,409,010	1.77

DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		18,506,910	0.57

		18,506,910	0.57

ELECTRIC
Other securities[1]		45,036,233	1.39

		45,036,233	1.39

ELECTRICAL COMPONENTS & EQUIPMENT
Rayovac Corp.[2,3]	277,697	11,552,195	0.36
Other securities[1]		26,102,216	0.80

		37,654,411	1.16

ELECTRONICS
FLIR Systems Inc.[2,3]	451,004	13,665,421	0.42
Trimble Navigation Ltd.[2]	336,850	11,388,899	0.35
Other securities[1]		110,497,901	3.41

		135,552,221	4.18

ENERGY-ALTERNATE SOURCES
Other securities[1]		8,515,379	0.26

		8,515,379	0.26

ENGINEERING & CONSTRUCTION
Other securities[1]		23,589,830	0.73

		23,589,830	0.73

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[1]		$19,397,026	0.60%

		19,397,026	0.60

ENVIRONMENTAL CONTROL
Other securities[1]		19,796,661	0.61

		19,796,661	0.61

FOOD
Corn Products International Inc.	488,632	12,699,546	0.39
Other securities[1]		54,666,626	1.69

		67,366,172	2.08

FOREST PRODUCTS & PAPER
Other securities[1]		23,878,413	0.74

		23,878,413	0.74

GAS
Atmos Energy Corp.	516,049	13,933,323	0.43
Energen Corp.	237,977	15,849,268	0.49
Piedmont Natural Gas Co.[2]	497,803	11,469,381	0.35
Southern Union Co.[2,3]	630,915	15,842,276	0.49
UGI Corp.	335,094	15,219,969	0.47
Other securities[1]		25,138,010	0.77

		97,452,227	3.00

HAND & MACHINE TOOLS
Other securities[1]		11,397,262	0.35

		11,397,262	0.35

HEALTH CARE-PRODUCTS
Cooper Companies Inc.[2]	278,167	20,278,374	0.62
IDEXX Laboratories Inc.[3]	218,632	11,841,109	0.36
ResMed Inc.[2,3]	222,559	12,552,328	0.39
Respironics Inc.[3]	230,926	13,456,058	0.42
Other securities[1]		127,068,268	3.91

		185,196,137	5.70

HEALTH CARE-SERVICES
AMERIGROUP Corp.[3]	330,495	12,082,897	0.37
Other securities[1]		79,793,479	2.46

		91,876,376	2.83

HOME BUILDERS
M.D.C. Holdings Inc.[2]	244,981	17,062,927	0.53
NVR Inc.[3]	37,107	29,128,995	0.90
Standard-Pacific Corp.	219,764	15,864,763	0.49
Other securities[1]		28,995,959	0.89

		91,052,644	2.81

HOME FURNISHINGS
Other securities[1]		14,739,183	0.45

		14,739,183	0.45

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		23,450,448	0.72

		23,450,448	0.72

HOUSEWARES
Toro Co.[2]	140,554	12,439,029	0.38
Other securities[1]		4,011,927	0.13

		16,450,956	0.51

INSURANCE
Other securities[1]		79,875,494	2.46

		79,875,494	2.46

INTERNET
Other securities[1]		34,394,564	1.06

		34,394,564	1.06

IRON & STEEL
Other securities[1]		32,456,475	1.00

		32,456,475	1.00

LEISURE TIME
Polaris Industries Inc.[2]	279,648	19,639,679	0.61
Other securities[1]		20,220,311	0.62

		39,859,990	1.23

LODGING
Other securities[1]		10,126,479	0.31

		10,126,479	0.31

MACHINERY
Briggs & Stratton Corp.[2]	334,892	12,193,418	0.37
IDEX Corp.	330,333	13,328,937	0.41
Other securities[1]		53,104,931	1.64

		78,627,286	2.42

MANUFACTURING
AptarGroup Inc.	231,278	12,021,830	0.37
Roper Industries Inc.	273,949	17,943,660	0.55

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Other securities[1]		$48,572,983	1.50%

		78,538,473	2.42

MEDIA
Other securities[1]		3,910,997	0.12

		3,910,997	0.12

METAL FABRICATE & HARDWARE
Commercial Metals Co.[2]	383,248	12,988,275	0.40
Timken Co. (The)	593,133	16,216,256	0.50
Other securities[1]		28,145,443	0.87

		57,349,974	1.77

MINING
Other securities[1]		14,242,824	0.44

		14,242,824	0.44

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		9,095,097	0.28

		9,095,097	0.28

OFFICE FURNISHINGS
Other securities[1]		2,180,047	0.07

		2,180,047	0.07

OIL & GAS
Cabot Oil & Gas Corp.	210,500	11,609,075	0.36
Patina Oil & Gas Corp.	462,842	18,513,680	0.57
Southwestern Energy Co.[2,3]	236,966	13,450,190	0.41
Unit Corp.[3]	270,592	12,222,641	0.37
Vintage Petroleum Inc.	390,978	12,300,168	0.38
Other securities[1]		67,074,173	2.07

		135,169,927	4.16

OIL & GAS SERVICES
Other securities[1]		76,536,195	2.36

		76,536,195	2.36

PACKAGING & CONTAINERS
Other securities[1]		2,682,656	0.08

		2,682,656	0.08

PHARMACEUTICALS
Accredo Health Inc.[3]	318,210	14,131,706	0.43
MGI Pharma Inc.[2,3]	464,149	11,729,045	0.36
Other securities[1]		41,251,639	1.28

		67,112,390	2.07

REAL ESTATE INVESTMENT TRUSTS
New Century Financial Corp.[2]	330,223	15,461,041	0.48
Shurgard Storage Centers Inc. Class A	302,110	12,380,468	0.38
Other securities[1]		76,440,117	2.35

		104,281,626	3.21

RETAIL
Sonic Corp.[3]	391,081	13,062,105	0.40
Other securities[1]		283,333,601	8.73

		296,395,706	9.13

SAVINGS & LOANS
Other securities[1]		65,817,373	2.03

		65,817,373	2.03

SEMICONDUCTORS
Other securities[1]		79,778,866	2.46

		79,778,866	2.46

SOFTWARE
Avid Technology Inc.[2,3]	220,683	11,943,364	0.37
Global Payments Inc.[2]	231,592	14,935,368	0.46
Hyperion Solutions Corp.[3]	259,940	11,465,953	0.35
Take-Two Interactive Software Inc.[2,3]	299,543	11,712,131	0.36
Other securities[1]		85,576,818	2.64

		135,633,634	4.18

STORAGE & WAREHOUSING
Other securities[1]		3,828,726	0.12

		3,828,726	0.12

TELECOMMUNICATIONS
Other securities[1]		49,641,854	1.53

		49,641,854	1.53
TEXTILES
Other securities[1]		7,145,781	0.22

		7,145,781	0.22
TOYS, GAMES & HOBBIES
Other securities[1]		6,761,148	0.21

		6,761,148	0.21

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Landstar System Inc.[2,3]	394,331	$12,914,340	0.40%
Other securities[1]		61,965,765	1.91

		74,880,105	2.31
WATER
Other securities[1]		2,736,372	0.08

		2,736,372	0.08

TOTAL COMMON STOCKS (Cost: $3,129,621,538)		3,242,297,321	99.90

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		224,376,962	6.91

		224,376,962	6.91

FLOATING RATE NOTES[4]
Other securities[1]		319,178,376	9.84

		319,178,376	9.84

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	16,092,041	16,092,041	0.50
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	11,083,689	11,083,689	0.34
Other securities[1,4]		2,436,623	0.07

		29,612,353	0.91

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		229,311,585	7.07

		229,311,585	7.07

TIME DEPOSITS[4]
Other securities[1]		126,716,017	3.91

		126,716,017	3.91

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		10,806,024	0.33

		10,806,024	0.33

TOTAL SHORT-TERM INVESTMENTS (Cost: $940,001,317)		940,001,317	28.97

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,069,622,855)		4,182,298,638	128.87
Other Assets, Less Liabilities		(936,833,995)	(28.87)

NET ASSETS		$3,245,464,643	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $229,311,585, dated 3/31/05, due 4/1/05, with a total maturity value of $229,330,001 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$4,553,358	0.46%

		4,553,358	0.46

AEROSPACE & DEFENSE
Other securities[1]		20,662,733	2.09

		20,662,733	2.09

AGRICULTURE
Other securities[1]		4,067,496	0.41

		4,067,496	0.41

APPAREL
Quiksilver Inc.[2]	223,794	6,496,740	0.66
Other securities[1]		15,396,244	1.55

		21,892,984	2.21

AUTO MANUFACTURERS
Oshkosh Truck Corp.[3]	141,566	11,606,996	1.17
Other securities[1]		2,935,515	0.30

		14,542,511	1.47

BANKS
East West Bancorp Inc.	204,736	7,558,853	0.76
First BanCorp (Puerto Rico)	149,379	6,311,263	0.64
Hudson United Bancorp	175,455	6,184,789	0.62
UCBH Holdings Inc.[3]	177,370	7,077,063	0.72
Other securities[1]		30,466,575	3.08

		57,598,543	5.82

BIOTECHNOLOGY
Other securities[1]		6,562,146	0.66

		6,562,146	0.66

BUILDING MATERIALS
Florida Rock Industries Inc.[3]	145,646	8,566,898	0.87
Other securities[1]		7,933,104	0.80

		16,500,002	1.67

CHEMICALS
Georgia Gulf Corp.	132,378	6,086,740	0.61
Other securities[1]		4,344,799	0.44

		10,431,539	1.05

COAL
Massey Energy Co.[3]	296,596	11,875,704	1.20

		11,875,704	1.20

COMMERCIAL SERVICES
Pharmaceutical Product Development Inc.[2]	205,893	9,975,516	1.01
Other securities[1]		29,410,732	2.97

		39,386,248	3.98

COMPUTERS
CACI International Inc. Class A2	116,529	6,435,897	0.65
Kronos Inc.[2]	124,152	6,345,409	0.64
Other securities[1]		22,595,710	2.28

		35,377,016	3.57

DISTRIBUTION & WHOLESALE
SCP Pool Corp.	203,972	6,498,548	0.65
Other securities[1]		2,551,332	0.26

		9,049,880	0.91

DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		1,888,072	0.19

		1,888,072	0.19

ELECTRICAL COMPONENTS & EQUIPMENT
Rayovac Corp.[2,3]	166,546	6,928,314	0.70
Other securities[1]		6,239,641	0.63

		13,167,955	1.33

ELECTRONICS
FLIR Systems Inc.[2,3]	270,467	8,195,150	0.83
Trimble Navigation Ltd.[2]	202,082	6,832,392	0.69
Other securities[1]		18,573,644	1.87

		33,601,186	3.39

ENERGY-ALTERNATE SOURCES
Other securities[1]		5,111,026	0.52

		5,111,026	0.52

ENTERTAINMENT
Other securities[1]		9,043,407	0.91

		9,043,407	0.91

FOOD
Other securities[1]		14,061,992	1.42

		14,061,992	1.42

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
FOREST PRODUCTS & PAPER
Other securities[1]		$6,672,174	0.67%

		6,672,174	0.67

GAS
Energen Corp.	142,776	9,508,882	0.96
Other securities[1]		4,522,027	0.46

		14,030,909	1.42

HAND & MACHINE TOOLS
Other securities[1]		3,571,319	0.36

		3,571,319	0.36

HEALTH CARE-PRODUCTS
Cooper Companies Inc.	166,900	12,167,010	1.23
IDEXX Laboratories Inc.[2]	131,353	7,114,078	0.72
ResMed Inc.[2,3]	133,498	7,529,287	0.76
Respironics Inc.[2]	138,506	8,070,745	0.81
Other securities[1]		57,953,123	5.85

		92,834,243	9.37

HEALTH CARE-SERVICES
AMERIGROUP Corp.[2]	198,242	7,247,728	0.73
Sierra Health Services Inc.[2,3]	104,240	6,654,682	0.67
Other securities[1]		17,677,796	1.79

		31,580,206	3.19

HOME BUILDERS
NVR Inc.[2]	22,269	17,481,165	1.76
Other securities[1]		13,602,679	1.38

		31,083,844	3.14

HOME FURNISHINGS
Other securities[1]		4,432,224	0.45

		4,432,224	0.45

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		11,510,465	1.16

		11,510,465	1.16

HOUSEWARES
Toro Co.	84,333	7,463,470	0.75

		7,463,470	0.75

INSURANCE
Philadelphia Consolidated Holding Corp.[2,3]	78,970	6,122,544	0.62
Other securities[1]		5,015,831	0.50

		11,138,375	1.12

INTERNET
Other securities[1]		15,279,369	1.54

		15,279,369	1.54

IRON & STEEL
Cleveland-Cliffs Inc.[3]	84,339	6,145,783	0.62

		6,145,783	0.62

LEISURE TIME
Polaris Industries Inc.[3]	167,818	11,785,858	1.19
Other securities[1]		7,899,561	0.80

		19,685,419	1.99

MACHINERY
IDEX Corp.[3]	198,144	7,995,110	0.81
Other securities[1]		13,973,344	1.41

		21,968,454	2.22

MANUFACTURING
Roper Industries Inc.	164,353	10,765,122	1.09
Other securities[1]		15,329,428	1.54

		26,094,550	2.63

MEDIA
Other securities[1]		1,199,197	0.12

		1,199,197	0.12

METAL FABRICATE & HARDWARE
Other securities[1]		4,759,059	0.48

		4,759,059	0.48

MINING
Other securities[1]		1,893,222	0.19

		1,893,222	0.19

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,245,228	0.33

		3,245,228	0.33

OFFICE FURNISHINGS
Other securities[1]		1,303,050	0.13

		1,303,050	0.13

OIL & GAS
Cabot Oil & Gas Corp.	126,331	6,967,155	0.70
Cimarex Energy Co.[2]	162,374	6,332,586	0.64

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Patina Oil & Gas Corp.	277,712	$11,108,480	1.12%
Southwestern Energy Co.[2]	142,138	8,067,753	0.81
Unit Corp.[2]	162,367	7,334,117	0.74
Vintage Petroleum Inc.	234,563	7,379,352	0.75
Other securities[1]		21,787,623	2.20

		68,977,066	6.96

OIL & GAS SERVICES
Cal Dive International Inc.[2,3]	149,585	6,776,201	0.68
Other securities[1]		15,787,046	1.60

		22,563,247	2.28

PHARMACEUTICALS
Medicis Pharmaceutical Corp. Class A3	211,824	6,350,484	0.64
MGI Pharma Inc.[2,3]	278,877	7,047,222	0.71
Other securities[1]		11,982,096	1.21

		25,379,802	2.56

REAL ESTATE INVESTMENT TRUSTS
Essex Property Trust Inc.	89,431	6,179,682	0.62
New Century Financial Corp.[3]	198,211	9,280,239	0.94
Other securities[1]		4,588,016	0.46

		20,047,937	2.02

RETAIL
Panera Bread Co. Class A2,3	118,048	6,673,253	0.67
Sonic Corp.[2]	234,594	7,835,440	0.79
Other securities[1]		72,061,856	7.28

		86,570,549	8.74

SAVINGS & LOANS
Other securities[1]		3,577,162	0.36

		3,577,162	0.36

SEMICONDUCTORS
Other securities[1]		13,232,230	1.34

		13,232,230	1.34

SOFTWARE
Avid Technology Inc.[2,3]	132,385	7,164,676	0.72
Cerner Corp.[2,3]	127,565	6,698,438	0.68
Global Payments Inc.[3]	139,005	8,964,432	0.91
Hyperion Solutions Corp.[2]	155,902	6,876,837	0.69
Take-Two Interactive Software Inc.[2,3]	179,665	7,024,902	0.71
Other securities[1]		29,655,470	2.99

		66,384,755	6.70

TELECOMMUNICATIONS
Other securities[1]		9,359,538	0.95

		9,359,538	0.95

TRANSPORTATION
Landstar System Inc.[2,3]	236,531	7,746,390	0.78
Other securities[1]		20,593,960	2.08

		28,340,350	2.86

TOTAL COMMON STOCKS (Cost: $798,720,022)		989,696,994	99.91

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		71,721,781	7.24

		71,721,781	7.24

FLOATING RATE NOTES[4]
Other securities[1]		102,024,907	10.30

		102,024,907	10.30

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	5,143,798	5,143,798	0.52
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	1,700,624	1,700,624	0.17
Other securities[1,4]		778,863	0.08

		7,623,285	0.77

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		73,299,118	7.40

		73,299,118	7.40

TIME DEPOSITS[4]
Other securities[1]		40,504,584	4.09

		40,504,584	4.09

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Value	% of Net Assets
U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]	$3,454,131	0.35%

	3,454,131	0.35

TOTAL SHORT-TERM INVESTMENTS (Cost: $298,627,806)	298,627,806	30.15

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,097,347,828)	1,288,324,800	130.06
Other Assets, Less Liabilities	(297,781,190)	(30.06)

NET ASSETS	$990,543,610	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $73,299,118, dated 3/31/05, due 4/1/05, with a total maturity value of $73,305,004 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.[1]	137,315	$7,826,955	0.50%
Other securities[2]		28,667,776	1.82

		36,494,731	2.32
AGRICULTURE
Other securities[2]		1,817,687	0.12

		1,817,687	0.12

AIRLINES
Other securities[2]		10,631,112	0.68

		10,631,112	0.68

APPAREL
Other securities[2]		16,269,185	1.03

		16,269,185	1.03

AUTO PARTS & EQUIPMENT
Other securities[2]		5,272,898	0.34

		5,272,898	0.34

BANKS
Chittenden Corp.[1]	296,972	7,742,060	0.49
Fremont General Corp.[1]	454,413	9,992,542	0.64
South Financial Group Inc. (The)	455,501	13,911,001	0.88
Whitney Holding Corp.	269,084	11,976,929	0.76
Other securities[2]		48,804,576	3.11

		92,427,108	5.88

BIOTECHNOLOGY
Other securities[2]		5,569,607	0.35

		5,569,607	0.35

BUILDING MATERIALS
Lennox International Inc.[1]	351,328	7,701,110	0.49
Texas Industries Inc.	142,349	7,651,259	0.49
Other securities[2]		6,759,066	0.43

		22,111,435	1.41

CHEMICALS
Other securities[2]		28,927,754	1.84

		28,927,754	1.84

COMMERCIAL SERVICES
Other securities[2]		56,862,561	3.62

		56,862,561	3.62

COMPUTERS
Other securities[2]		18,750,245	1.19

		18,750,245	1.19

DISTRIBUTION & WHOLESALE
Hughes Supply Inc.	423,648	12,603,528	0.80
United Stationers Inc.[3]	211,816	9,584,674	0.61
Other securities[2]		19,579,394	1.25

		41,767,596	2.66

DIVERSIFIED FINANCIAL SERVICES
Other securities[2]		15,131,960	0.96

		15,131,960	0.96

ELECTRIC
ALLETE Inc.	190,188	7,959,368	0.51
Other securities[2]		36,441,999	2.31

		44,401,367	2.82

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[2]		15,519,469	0.99

		15,519,469	0.99

ELECTRONICS
Benchmark Electronics Inc.[1,3]	264,799	8,428,552	0.54
Other securities[2]		69,993,094	4.45

		78,421,646	4.99

ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[1,3]	410,639	8,951,930	0.57
Other securities[2]		14,321,302	0.91

		23,273,232	1.48

ENTERTAINMENT
Other securities[2]		4,264,980	0.27

		4,264,980	0.27

ENVIRONMENTAL CONTROL
Waste Connections Inc.[1,3]	305,682	10,622,450	0.67
Other securities[2]		8,908,588	0.57

		19,531,038	1.24

FOOD
Corn Products International Inc.	481,561	12,515,770	0.80
Performance Food Group Co.[1,3]	299,726	8,296,416	0.53

SUMMARY SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Other securities[2]		$22,438,288	1.42%

		43,250,474	2.75

FOREST PRODUCTS & PAPER
Other securities[2]		12,574,786	0.80

		12,574,786	0.80

GAS
Atmos Energy Corp.[1]	508,414	13,727,178	0.87
Piedmont Natural Gas Co.	490,994	11,312,502	0.72
Southern Union Co.[3]	621,852	15,614,704	0.99
UGI Corp.	330,319	15,003,089	0.95
Other securities[2]		17,368,084	1.11

		73,025,557	4.64

HAND & MACHINE TOOLS
Other securities[2]		5,355,285	0.34

		5,355,285	0.34

HEALTH CARE-PRODUCTS
Invacare Corp.[1]	201,460	8,991,160	0.57
Other securities[2]		21,059,665	1.34

		30,050,825	1.91

HEALTH CARE-SERVICES
Pediatrix Medical Group Inc.[3]	145,987	10,013,248	0.63
Province Healthcare Co.[3]	319,008	7,684,903	0.49
United Surgical Partners International Inc.[1,3]	184,570	8,447,769	0.54
Other securities[2]		12,590,956	0.80

		38,736,876	2.46

HOME BUILDERS
M.D.C. Holdings Inc.	241,543	16,823,470	1.07
Standard-Pacific Corp.	216,673	15,641,624	0.99
Other securities[2]		6,224,128	0.40

		38,689,222	2.46

HOME FURNISHINGS
Other securities[2]		7,251,266	0.46

		7,251,266	0.46

HOUSEHOLD PRODUCTS & WARES
Other securities[2]		4,181,015	0.27

		4,181,015	0.27

HOUSEWARES
Other securities[2]		3,966,501	0.25

		3,966,501	0.25

INSURANCE
Delphi Financial Group Inc. Class A	190,888	8,208,184	0.52
Selective Insurance Group Inc.	179,259	8,287,144	0.53
Other securities[2]		43,945,507	2.79

		60,440,835	3.84

INTERNET
Other securities[2]		8,811,184	0.56

		8,811,184	0.56

IRON & STEEL
Carpenter Technology Corp.[1]	155,749	9,253,048	0.59
Reliance Steel & Aluminum Co.[1]	190,223	7,610,822	0.48
Other securities[2]		5,044,333	0.32

		21,908,203	1.39

LEISURE TIME
Other securities[2]		6,970,089	0.44

		6,970,089	0.44

LODGING
Other securities[2]		9,978,351	0.63

		9,978,351	0.63

MACHINERY
Briggs & Stratton Corp.[1]	330,245	12,024,220	0.76
Other securities[2]		29,383,366	1.87

		41,407,586	2.63

MANUFACTURING
AptarGroup Inc.	228,151	11,859,289	0.75
Other securities[2]		22,695,026	1.45

		34,554,315	2.20

MEDIA
Other securities[2]		1,892,085	0.12

		1,892,085	0.12

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Commercial Metals Co.[1]	377,936	$12,808,251	0.81%
Quanex Corp.[1]	159,765	8,518,670	0.54
Timken Co. (The)	584,685	15,985,288	1.02
Other securities[2]		11,406,636	0.73

		48,718,845	3.10

MINING
Other securities[2]		10,929,072	0.70

		10,929,072	0.70

OFFICE & BUSINESS EQUIPMENT
Other securities[2]		3,640,300	0.23

		3,640,300	0.23

OIL & GAS
Stone Energy Corp.[3]	162,420	7,888,739	0.50
Other securities[2]		12,059,056	0.77

		19,947,795	1.27

OIL & GAS SERVICES
Maverick Tube Corp.[1,3]	273,276	8,884,203	0.56
Seacor Holdings Inc.[1,3]	117,253	7,474,879	0.48
Other securities[2]		22,022,650	1.40

		38,381,732	2.44

PACKAGING & CONTAINERS
Other securities[2]		2,659,072	0.17

		2,659,072	0.17

PHARMACEUTICALS
Accredo Health Inc.[3]	313,660	13,929,641	0.89
Other securities[2]		10,555,883	0.67

		24,485,524	1.56

REAL ESTATE INVESTMENT TRUSTS
Capital Automotive REIT	258,686	8,567,680	0.54
Shurgard Storage Centers Inc. Class A	297,894	12,207,696	0.78
Other securities[2]		49,090,906	3.12

		69,866,282	4.44

RETAIL
Jack in the Box Inc.[1,3]	233,936	8,679,026	0.55
Men’s Wearhouse Inc. (The)[3]	220,104	9,290,590	0.59
Zale Corp.[1,3]	327,925	9,745,931	0.62
Other securities[2]		122,232,984	7.78

		149,948,531	9.54

SAVINGS & LOANS
Downey Financial Corp.	151,726	9,335,701	0.59
MAF Bancorp Inc.[1]	204,307	8,486,913	0.54
Other securities[2]		41,168,910	2.62

		58,991,524	3.75

SEMICONDUCTORS
Varian Semiconductor Equipment Associates Inc.[1,3]	234,274	8,904,755	0.57
Other securities[2]		48,045,428	3.05

		56,950,183	3.62

SOFTWARE
Other securities[2]		24,650,148	1.57

		24,650,148	1.57

STORAGE & WAREHOUSING
Other securities[2]		3,781,285	0.24

		3,781,285	0.24

TELECOMMUNICATIONS
Anixter International Inc.[3]	221,164	7,995,079	0.51
Other securities[2]		25,644,893	1.63

		33,639,972	2.14

TEXTILES
Other securities[2]		7,057,937	0.45

		7,057,937	0.45

TOYS, GAMES & HOBBIES
Other securities[2]		6,694,505	0.43

		6,694,505	0.43

TRANSPORTATION
Kansas City Southern Industries Inc.[1,3]	407,380	7,846,139	0.50
USF Corp.	179,251	8,650,653	0.55
Other securities[2]		10,785,369	0.69

		27,282,161	1.74

SUMMARY SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
WATER
Other securities[2]		$2,702,192	0.17%

		2,702,192	0.17

TOTAL COMMON STOCKS (Cost: $1,428,583,713)		1,570,817,126	99.90

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[2]		98,618,238	6.27

		98,618,238	6.27

FLOATING RATE NOTES[4]
Other securities[2]		140,285,389	8.92

		140,285,389	8.92

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	7,072,779	7,072,779	0.45
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	6,371,920	6,371,920	0.41
Other securities[2,4]		1,070,945	0.07

		14,515,644	0.93

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		100,787,107	6.41

		100,787,107	6.41

TIME DEPOSITS[4]
Other securities[2]		55,694,270	3.54

		55,694,270	3.54

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[2]		4,749,467	0.30

		4,749,467	0.30

TOTAL SHORT-TERM INVESTMENTS (Cost: $414,650,115)		414,650,115	26.37

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,843,233,828)		1,985,467,241	126.27
Other Assets, Less Liabilities		(413,061,867)	(26.27)

NET ASSETS		$1,572,405,374	100.00%

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $100,787,107, dated 3/31/05, due 4/1/05, with a total maturity value of $100,795,201 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

52	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$152,586	0.21%

		152,586	0.21

AEROSPACE & DEFENSE
United Technologies Corp.	3,012	306,200	0.42
Other securities[1]		993,413	1.36

		1,299,613	1.78

AGRICULTURE
Altria Group Inc.	12,215	798,739	1.10
Other securities[1]		219,965	0.30

		1,018,704	1.40

AIRLINES
Other securities[1]		96,495	0.13

		96,495	0.13

APPAREL
Other securities[1]		335,488	0.46

		335,488	0.46

AUTO MANUFACTURERS
Other securities[1]		328,478	0.45

		328,478	0.45

AUTO PARTS & EQUIPMENT
Other securities[1]		177,500	0.24

		177,500	0.24

BANKS
Bank of America Corp.	23,928	1,055,225	1.45
U.S. Bancorp	10,898	314,080	0.43
Wachovia Corp.[2]	9,371	477,078	0.65
Wells Fargo & Co.	10,018	599,076	0.82
Other securities[1]		2,026,588	2.78

		4,472,047	6.13

BEVERAGES
Coca-Cola Co. (The)	13,385	557,753	0.76
PepsiCo Inc.	9,916	525,845	0.72
Other securities[1]		400,133	0.55

		1,483,731	2.03

BIOTECHNOLOGY
Amgen Inc.[3]	7,371	429,066	0.59
Other securities[1]		327,589	0.45

		756,655	1.04

BUILDING MATERIALS
Other securities[1]		244,279	0.33

		244,279	0.33

CHEMICALS
Du Pont (E.I.) de Nemours and Co.	5,862	300,369	0.41
Other securities[1]		1,024,575	1.41

		1,324,944	1.82

COAL
Other securities[1]		67,471	0.09

		67,471	0.09

COMMERCIAL SERVICES
Other securities[1]		907,960	1.24

		907,960	1.24

COMPUTERS
Dell Inc.[3]	14,528	558,166	0.77
Hewlett-Packard Co.	17,030	373,638	0.51
International Business Machines Corp.	9,639	880,812	1.21
Other securities[1]		1,146,217	1.57

		2,958,833	4.06

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	14,896	789,488	1.08
Other securities[1]		782,748	1.08

		1,572,236	2.16

DISTRIBUTION & WHOLESALE
Other securities[1]		188,210	0.26

		188,210	0.26

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	6,900	354,453	0.49
Citigroup Inc.	30,837	1,385,815	1.90
Federal National Mortgage Association	5,692	309,929	0.42
JP Morgan Chase & Co.	20,986	726,116	1.00
Merrill Lynch & Co. Inc.	5,474	309,828	0.42
Morgan Stanley	6,545	374,701	0.51
Other securities[1]		1,796,406	2.47

		5,257,248	7.21

SUMMARY SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$2,258,249	3.10%

		2,258,249	3.10

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		309,818	0.42

		309,818	0.42

ELECTRONICS
Other securities[1]		567,723	0.78

		567,723	0.78

ENERGY-ALTERNATE SOURCES
Other securities[1]		8,566	0.01

		8,566	0.01

ENGINEERING & CONSTRUCTION
Other securities[1]		84,239	0.12

		84,239	0.12

ENTERTAINMENT
Other securities[1]		109,223	0.15

		109,223	0.15

ENVIRONMENTAL CONTROL
Other securities[1]		165,475	0.23

		165,475	0.23

FOOD
Other securities[1]		1,330,984	1.83

		1,330,984	1.83

FOREST PRODUCTS & PAPER
Other securities[1]		390,889	0.54

		390,889	0.54

GAS
Other securities[1]		260,193	0.36

		260,193	0.36

HAND & MACHINE TOOLS
Other securities[1]		90,264	0.12

		90,264	0.12

HEALTH CARE-PRODUCTS
Johnson & Johnson	17,551	1,178,725	1.62
Medtronic Inc.	7,115	362,509	0.50
Other securities[1]		1,304,517	1.78

		2,845,751	3.90

HEALTH CARE-SERVICES
UnitedHealth Group Inc.	3,773	359,869	0.49
Other securities[1]		1,009,312	1.39

		1,369,181	1.88

HOLDING COMPANIES-DIVERSIFIED
Other securities[1]		18,480	0.02

		18,480	0.02

HOME BUILDERS
Other securities[1]		369,543	0.51

		369,543	0.51

HOME FURNISHINGS
Other securities[1]		118,991	0.16

		118,991	0.16

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		230,654	0.32

		230,654	0.32

HOUSEWARES
Other securities[1]		49,429	0.07

		49,429	0.07

INSURANCE
American International Group Inc.	15,377	852,040	1.17
Other securities[1]		2,331,430	3.20

		3,183,470	4.37

INTERNET
Other securities[1]		749,836	1.03

		749,836	1.03

IRON & STEEL
Other securities[1]		141,107	0.19

		141,107	0.19

LEISURE TIME
Other securities[1]		346,690	0.48

		346,690	0.48

LODGING
Other securities[1]		341,091	0.47

		341,091	0.47

MACHINERY
Other securities[1]		503,138	0.69

		503,138	0.69

54	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	62,532	$2,254,904	3.09%
3M Co.	4,544	389,375	0.53
Tyco International Ltd.[2]	11,844	400,327	0.55
Other securities[1]		1,036,648	1.43

		4,081,254	5.60

MEDIA
Comcast Corp. Class A2,3	13,076	441,707	0.61
Time Warner Inc.[3]	27,161	476,676	0.65
Viacom Inc. Class B	10,029	349,310	0.48
Walt Disney Co. (The)	12,041	345,938	0.48
Other securities[1]		930,166	1.27

		2,543,797	3.49

METAL FABRICATE & HARDWARE
Other securities[1]		94,269	0.13

		94,269	0.13

MINING
Other securities[1]		378,253	0.52

		378,253	0.52

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		154,293	0.21

		154,293	0.21

OFFICE FURNISHINGS
Other securities[1]		28,614	0.04

		28,614	0.04

OIL & GAS
ChevronTexaco Corp.	12,428	724,677	0.99
ConocoPhillips	4,114	443,654	0.61
Exxon Mobil Corp.	37,672	2,245,251	3.08
Other securities[1]		1,847,432	2.53

		5,261,014	7.21

OIL & GAS SERVICES
Other securities[1]		785,200	1.08

		785,200	1.08

PACKAGING & CONTAINERS
Other securities[1]		125,590	0.17

		125,590	0.17

PHARMACEUTICALS
Abbott Laboratories	9,172	427,599	0.59
Lilly (Eli) & Co.	6,662	347,090	0.48
Merck & Co. Inc.	12,991	420,519	0.58
Pfizer Inc.	44,035	1,156,799	1.59
Wyeth	7,857	331,408	0.45
Other securities[1]		1,391,330	1.90

		4,074,745	5.59

PIPELINES
Other securities[1]		231,050	0.32

		231,050	0.32

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		607,951	0.83

		607,951	0.83

RETAIL
Home Depot Inc.[2]	12,977	496,240	0.68
Wal-Mart Stores Inc.	19,999	1,002,150	1.37
Other securities[1]		3,587,791	4.93

		5,086,181	6.98

SAVINGS & LOANS
Other securities[1]		498,223	0.68

		498,223	0.68

SEMICONDUCTORS
Intel Corp.	36,765	854,051	1.17
Other securities[1]		1,377,059	1.89

		2,231,110	3.06

SOFTWARE
Microsoft Corp.[2]	59,712	1,443,239	1.98
Oracle Corp.[3]	26,426	329,796	0.45
Other securities[1]		1,238,890	1.70

		3,011,925	4.13

STORAGE & WAREHOUSING
Other securities[1]		3,556	0.00

		3,556	0.00

TELECOMMUNICATIONS
Cisco Systems Inc.[2,3]	38,176	682,969	0.94
QUALCOMM Inc.	9,680	354,772	0.49
SBC Communications Inc.	19,525	462,547	0.63
Verizon Communications Inc.[2]	16,365	580,958	0.80

SUMMARY SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Other securities[1]		$1,638,597	2.24%

		3,719,843	5.10

TEXTILES
Other securities[1]		71,133	0.10

		71,133	0.10

TOYS, GAMES & HOBBIES
Other securities[1]		77,345	0.11

		77,345	0.11

TRANSPORTATION
United Parcel Service Inc. Class B	6,614	481,102	0.66
Other securities[1]		762,272	1.04

		1,243,374	1.70

TRUCKING & LEASING
Other securities[1]		10,057	0.01

		10,057	0.01

WATER
Other securities[1]		16,880	0.02

		16,880	0.02

TOTAL COMMON STOCKS (Cost: $71,636,477)		72,821,119	99.87

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		1,236,272	1.70

		1,236,272	1.70

FLOATING RATE NOTES[4]
Other securities[1]		1,758,604	2.41

		1,758,604	2.41

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	88,664	88,664	0.12
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	517,953	517,953	0.71
Other securities[1,4]		13,425	0.02

		620,042	0.85

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		1,263,459	1.73

		1,263,459	1.73

TIME DEPOSITS[4]
Other securities[1]		698,180	0.96

		698,180	0.96

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		59,538	0.08

		59,538	0.08

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,636,095)		5,636,095	7.73

TOTAL INVESTMENTS IN SECURITIES (Cost: $77,272,572)		78,457,214	107.60
Other Assets, Less Liabilities		(5,542,263)	(7.60)

NET ASSETS		$72,914,951	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $1,263,459, dated 3/31/05, due 4/1/05, with a total maturity value of $1,263,560 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

56	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2005

	iShares S&P
	500 Index Fund	500/BARRA Growth Index Fund	500/BARRA Value Index Fund	MidCap 400 Index Fund	MidCap 400/BARRA Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$12,197,099,992	$2,154,502,789	$2,559,733,747	$2,515,068,102	$1,151,624,038

Affiliated issuers[a]	$84,313,091	$10,977,447	$23,268,251	$22,048,415	$6,784,459

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$12,498,523,504	$2,338,710,023	$2,701,980,350	$2,886,805,410	$1,312,242,799
Affiliated issuers[a]	84,313,091	10,977,447	23,268,251	22,048,415	6,784,459
Receivables:
Investment securities sold	1,267,721	—	709,591	—	—
Dividends and interest	16,406,712	3,575,963	3,023,695	1,535,742	550,518
Capital shares sold	77,324	83,079	—	69,058	—

Total Assets	12,600,588,352	2,353,346,512	2,728,981,887	2,910,458,625	1,319,577,776

LIABILITIES
Payables:
Investment securities purchased	6,057,130	—	3,012,370	5,042,810	—
Collateral for securities on loan (Note 5)	1,077,946	1,665,054	237,811	480,389,486	204,474,836
Capital shares redeemed	—	—	201,381	—	—
Distribution to shareholders	78,619,888	10,228,057	20,599,929	8,277,714	2,601,368
Investment advisory fees (Note 2)	1,007,795	352,507	444,702	410,924	240,096

Total Liabilities	86,762,759	12,245,618	24,496,193	494,120,934	207,316,300

NET ASSETS	$12,513,825,593	$2,341,100,894	$2,704,485,694	$2,416,337,691	$1,112,261,476

Net assets consist of:
Paid-in capital	$12,680,838,233	$2,302,161,425	$2,645,397,899	$2,100,372,220	$1,040,883,301
Undistributed (distributions in excess of) net investment income	(25,638,388)	(2,993,564)	(6,506,284)	864,719	(903,856)
Accumulated net realized loss	(442,797,764)	(142,274,201)	(76,652,524)	(56,636,556)	(88,336,730)
Net unrealized appreciation	301,423,512	184,207,234	142,246,603	371,737,308	160,618,761

NET ASSETS	$12,513,825,593	$2,341,100,894	$2,704,485,694	$2,416,337,691	$1,112,261,476

Shares outstanding	106,150,000	41,400,000	44,400,000	18,350,000	8,300,000

Net asset value per share	$117.89	$56.55	$60.91	$131.68	$134.01

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $1,024,924, $1,626,704, $230,979, $466,502,132 and $198,983,960, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2005

	iShares S&P
	MidCap 400/BARRA Value Index Fund	SmallCap 600 Index Fund	SmallCap 600/BARRA Growth Index Fund	SmallCap 600/BARRA Value Index Fund	1500 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,024,949,790	$4,042,447,125	$1,090,503,406	$1,829,789,129	$76,665,955

Affiliated issuers[a]	$21,120,429	$27,175,730	$6,844,422	$13,444,699	$606,617

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,241,023,102	$4,155,122,908	$1,281,480,378	$1,972,022,542	$77,850,597
Affiliated issuers[a]	21,120,429	27,175,730	6,844,422	13,444,699	606,617
Receivables:
Dividends and interest	1,452,600	2,701,284	717,081	1,448,250	96,034
Capital shares sold	51,413	—	—	—	—

Total Assets	2,263,647,544	4,184,999,922	1,289,041,881	1,986,915,491	78,553,248

LIABILITIES
Payables:
Investment securities purchased	6,721,051	—	—	—	69,277
Collateral for securities on loan (Note 5)	396,179,618	928,917,628	296,927,182	408,278,196	5,118,142
Capital shares redeemed	—	—	—	42,820	—
Distribution to shareholders	7,360,289	10,037,303	1,356,010	5,841,202	437,464
Investment advisory fees (Note 2)	396,280	580,348	215,079	347,899	13,414

Total Liabilities	410,657,238	939,535,279	298,498,271	414,510,117	5,638,297

NET ASSETS	$1,852,990,306	$3,245,464,643	$990,543,610	$1,572,405,374	$72,914,951

Net assets consist of:
Paid-in capital	$1,684,948,111	$3,198,557,552	$859,219,189	$1,491,946,304	$72,105,994
Undistributed (distributions in excess of) net investment income	3,678,774	(3,449,258)	(298,898)	(1,926,487)	(134,112)
Accumulated net realized loss	(51,709,891)	(62,319,434)	(59,353,653)	(59,847,856)	(241,573)
Net unrealized appreciation	216,073,312	112,675,783	190,976,972	142,233,413	1,184,642

NET ASSETS	$1,852,990,306	$3,245,464,643	$990,543,610	$1,572,405,374	$72,914,951

Shares outstanding	14,550,000	20,400,000	9,400,000	13,250,000	700,000

Net asset value per share	$127.35	$159.09	$105.38	$118.67	$104.16

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $385,171,863, $900,001,750, $288,420,020, $395,041,356 and $4,979,440, respectively. See Note 5.

See notes to financial statements.

58	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year Ended March 31, 2005

	iShares S&P
	500 Index Fund	500/BARRA Growth Index Fund	500/BARRA Value Index Fund	MidCap 400 Index Fund	MidCap 400/BARRA Growth Index Fund
NET INVESTMENT INCOME
Dividends	$215,941,462	$39,440,850	$52,006,337	$27,961,652	$7,242,948
Interest from affiliated issuers[a]	122,428	22,614	29,216	21,137	10,249
Securities lending income[b]	548,618	97,044	135,776	400,678	189,448

Total investment income	216,612,508	39,560,508	52,171,329	28,383,467	7,442,645

EXPENSES (Note 2)
Investment advisory fees	9,710,593	3,386,176	4,401,512	4,014,624	2,298,624

Total expenses	9,710,593	3,386,176	4,401,512	4,014,624	2,298,624

Net investment income	206,901,915	36,174,332	47,769,817	24,368,843	5,144,021

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(168,820,709)	(66,162,433)	(8,143,746)	(13,277,629)	(17,169,233)
In-kind redemptions	234,428,104	16,536,989	159,265,888	71,084,164	51,013,605

Net realized gain (loss)	65,607,395	(49,625,444)	151,122,142	57,806,535	33,844,372

Net change in unrealized appreciation (depreciation)	388,838,637	88,283,019	30,496,018	131,701,124	51,409,205

Net realized and unrealized gain	454,446,032	38,657,575	181,618,160	189,507,659	85,253,577

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$661,347,947	$74,831,907	$229,387,977	$213,876,502	$90,397,598

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Continued)

iSHARES® TRUST

Year Ended March 31, 2005

	iShares S&P
	MidCap 400/BARRA Value Index Fund	SmallCap 600 Index Fund	SmallCap 600/BARRA Growth Index Fund	SmallCap 600/BARRA Value Index Fund	1500 Index Fund
NET INVESTMENT INCOME
Dividends[a]	$29,509,138	$32,404,421	$5,320,860	$20,765,308	$1,157,510
Interest	—	5,116	—	5,032	4
Interest from affiliated issuers[b]	17,122	31,686	8,269	14,495	772
Securities lending income[c]	286,306	1,178,376	433,329	343,693	3,907

Total investment income	29,812,566	33,619,599	5,762,458	21,128,528	1,162,193

EXPENSES (Note 2)
Investment advisory fees	3,679,449	5,842,139	2,049,460	3,278,167	120,521

Total expenses	3,679,449	5,842,139	2,049,460	3,278,167	120,521

Net investment income	26,133,117	27,777,460	3,712,998	17,850,361	1,041,672

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(18,023,842)	(31,072,357)	(19,633,435)	(20,589,135)	(224,214)
In-kind redemptions	120,152,101	479,212,833	53,954,622	146,137,908	448,524

Net realized gain	102,128,259	448,140,476	34,321,187	125,548,773	224,310

Net change in unrealized appreciation (depreciation)	53,489,004	(111,671,595)	62,992,954	15,597,199	1,666,618

Net realized and unrealized gain	155,617,263	336,468,881	97,314,141	141,145,972	1,890,928

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$181,750,380	$364,246,341	$101,027,139	$158,996,333	$2,932,600

[a]	Net of foreign withholding tax of $—, $12,547, $7,244, $— and $10, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

60	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500/BARRA Growth Index Fund		iShares S&P 500/BARRA Value Index Fund
	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$206,901,915	$113,242,505	$36,174,332	$13,401,787	$47,769,817	$23,700,935
Net realized gain (loss)	65,607,395	129,544,214	(49,625,444)	(6,494,079)	151,122,142	23,060,283
Net change in unrealized appreciation (depreciation)	388,838,637	1,610,973,108	88,283,019	214,569,392	30,496,018	332,367,597

Net increase in net assets resulting from operations	661,347,947	1,853,759,827	74,831,907	221,477,100	229,387,977	379,128,815

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(233,502,346)	(114,236,145)	(39,514,868)	(13,455,529)	(54,269,478)	(23,739,453)

Total distributions to shareholders	(233,502,346)	(114,236,145)	(39,514,868)	(13,455,529)	(54,269,478)	(23,739,453)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,559,576,296	3,200,614,124	905,367,644	577,526,712	968,021,187	956,447,190
Cost of shares redeemed	(965,275,462)	(1,129,781,843)	(69,505,027)	(21,208,248)	(337,500,481)	(83,028,673)

Net increase in net assets from capital share transactions	3,594,300,834	2,070,832,281	835,862,617	556,318,464	630,520,706	873,418,517

INCREASE IN NET ASSETS	4,022,146,435	3,810,355,963	871,179,656	764,340,035	805,639,205	1,228,807,879

NET ASSETS:
Beginning of year	8,491,679,158	4,681,323,195	1,469,921,238	705,581,203	1,898,846,489	670,038,610

End of year	$12,513,825,593	$8,491,679,158	$2,341,100,894	$1,469,921,238	$2,704,485,694	$1,898,846,489

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(25,638,388)	$1,735,374	$(2,993,564)	$361,650	$(6,506,284)	$308,095

SHARES ISSUED AND REDEEMED:
Shares sold	39,500,000	31,050,000	16,150,000	11,000,000	16,700,000	18,200,000
Shares redeemed	(8,550,000)	(10,900,000)	(1,250,000)	(400,000)	(5,600,000)	(1,500,000)

Net increase in shares outstanding	30,950,000	20,150,000	14,900,000	10,600,000	11,100,000	16,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Index Fund		iShares S&P MidCap 400/BARRA Growth Index Fund		iShares S&P MidCap 400/BARRA Value Index Fund
	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,368,843	$13,205,552	$5,144,021	$2,237,228	$26,133,117	$12,145,263
Net realized gain (loss)	57,806,535	99,396,849	33,844,372	(7,694,699)	102,128,259	47,602,652
Net change in unrealized appreciation (depreciation)	131,701,124	385,380,742	51,409,205	156,031,978	53,489,004	275,043,850

Net increase in net assets resulting from operations	213,876,502	497,983,143	90,397,598	150,574,507	181,750,380	334,791,765

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,210,916)	(13,211,338)	(5,919,647)	(2,217,254)	(22,459,721)	(11,924,665)

Total distributions to shareholders	(23,210,916)	(13,211,338)	(5,919,647)	(2,217,254)	(22,459,721)	(11,924,665)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	684,129,001	507,547,511	472,357,661	217,891,145	656,734,267	329,803,313
Cost of shares redeemed	(94,477,250)	(511,548,964)	(114,395,888)	(5,942,872)	(96,941,239)	(65,546,541)

Net increase (decrease) in net assets from capital share transactions	589,651,751	(4,001,453)	357,961,773	211,948,273	559,793,028	264,256,772

INCREASE IN NET ASSETS	780,317,337	480,770,352	442,439,724	360,305,526	719,083,687	587,123,872

NET ASSETS:
Beginning of year	1,636,020,354	1,155,250,002	669,821,752	309,516,226	1,133,906,619	546,782,747

End of year	$2,416,337,691	$1,636,020,354	$1,112,261,476	$669,821,752	$1,852,990,306	$1,133,906,619

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$864,719	$276,993	$(903,856)	$56,902	$3,678,774	$391,616

SHARES ISSUED AND REDEEMED:
Shares sold	5,550,000	4,700,000	3,800,000	1,950,000	5,550,000	3,150,000
Shares redeemed	(750,000)	(5,250,000)	(900,000)	(50,000)	(800,000)	(650,000)

Net increase (decrease) in shares outstanding	4,800,000	(550,000)	2,900,000	1,900,000	4,750,000	2,500,000

See notes to financial statements.

62	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600/BARRA Growth Index Fund		iShares S&P SmallCap 600/BARRA Value Index Fund
	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,777,460	$12,369,264	$3,712,998	$1,966,686	$17,850,361	$6,926,573
Net realized gain	448,140,476	143,461,297	34,321,187	16,056,912	125,548,773	38,631,239
Net change in unrealized appreciation (depreciation)	(111,671,595)	531,526,283	62,992,954	163,368,783	15,597,199	273,238,816

Net increase in net assets resulting from operations	364,246,341	687,356,844	101,027,139	181,392,381	158,996,333	318,796,628

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,084,077)	(12,300,359)	(3,903,111)	(1,998,876)	(19,402,585)	(6,739,417)
Return of capital	—	(221,474)	—	—	—	(271,018)

Total distributions to shareholders	(30,084,077)	(12,521,833)	(3,903,111)	(1,998,876)	(19,402,585)	(7,010,435)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,494,366,341	954,769,647	340,976,148	216,843,389	559,204,831	248,986,618
Cost of shares redeemed	(1,809,599,352)	(425,365,225)	(135,693,548)	(20,872,305)	(147,027,620)	(23,086,473)

Net increase in net assets from capital share transactions	684,766,989	529,404,422	205,282,600	195,971,084	412,177,211	225,900,145

INCREASE IN NET ASSETS	1,018,929,253	1,204,239,433	302,406,628	375,364,589	551,770,959	537,686,338

NET ASSETS:
Beginning of year	2,226,535,390	1,022,295,957	688,136,982	312,772,393	1,020,634,415	482,948,077

End of year	$3,245,464,643	$2,226,535,390	$990,543,610	$688,136,982	$1,572,405,374	$1,020,634,415

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(3,449,258)	$452,464	$(298,898)	$52,595	$(1,926,487)	$417,072

SHARES ISSUED AND REDEEMED:
Shares sold	16,850,000	7,700,000	3,450,000	2,600,000	5,000,000	2,550,000
Shares redeemed	(12,100,000)	(3,200,000)	(1,400,000)	(250,000)	(1,300,000)	(250,000)

Net increase in shares outstanding	4,750,000	4,500,000	2,050,000	2,350,000	3,700,000	2,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 1500 Index Fund
	For the year ended March 31, 2005	For the period January 20, 2004[a] to March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,041,672	$176,590
Net realized gain (loss)	224,310	(36,867)
Net change in unrealized appreciation (depreciation)	1,666,618	(481,976)

Net increase (decrease) in net assets resulting from operations	2,932,600	(342,253)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,184,941)	(162,126)

Total distributions to shareholders	(1,184,941)	(162,126)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,614,979	60,020,488
Cost of shares redeemed	(19,963,796)	—

Net increase in net assets from capital share transactions	11,651,183	60,020,488

INCREASE IN NET ASSETS	13,398,842	59,516,109

NET ASSETS:
Beginning of period	59,516,109	—

End of period	$72,914,951	$59,516,109

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(134,112)	$14,464

SHARES ISSUED AND REDEEMED:
Shares sold	300,000	600,000
Shares redeemed	(200,000)	—

Net increase in shares outstanding	100,000	600,000

[a]	Commencement of operations.

See notes to financial statements.

64	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$112.92	$85.04	$115.00	$116.24	$145.24

Income from investment operations:
Net investment income	2.20	1.66	1.53	1.39	1.06
Net realized and unrealized gain (loss)	5.23	27.91	(29.97)	(1.25)	(28.98)

Total from investment operations	7.43	29.57	(28.44)	0.14	(27.92)

Less distributions from:
Net investment income	(2.46)	(1.69)	(1.52)	(1.38)	(1.01)
Net realized gain	—	—	—	—	(0.07)

Total distributions	(2.46)	(1.69)	(1.52)	(1.38)	(1.08)

Net asset value, end of period	$117.89	$112.92	$85.04	$115.00	$116.24

Total return	6.63%	34.93%	(24.80)%	0.13%	(19.32)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,513,826	$8,491,679	$4,681,323	$4,208,946	$2,876,839
Ratio of expenses to average net assets[c]	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[c]	2.02%	1.66%	1.67%	1.27%	1.06%
Portfolio turnover rate[d]	6%	3%	5%	3%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500/BARRA Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$55.47	$44.38	$58.82	$56.61	$82.15

Income from investment operations:
Net investment income	1.01	0.61	0.51	0.43	0.25
Net realized and unrealized gain (loss)	1.17	11.10	(14.44)	2.19	(25.44)

Total from investment operations	2.18	11.71	(13.93)	2.62	(25.19)

Less distributions from:
Net investment income	(1.10)	(0.62)	(0.51)	(0.41)	(0.24)
Net realized gain	—	—	—	—	(0.11)

Total distributions	(1.10)	(0.62)	(0.51)	(0.41)	(0.35)

Net asset value, end of period	$56.55	$55.47	$44.38	$58.82	$56.61

Total return	3.95%	26.46%	(23.72)%	4.64%	(30.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,341,101	$1,469,921	$705,581	$464,656	$141,520
Ratio of expenses to average net assets[c]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[c]	1.93%	1.22%	1.19%	0.82%	0.45%
Portfolio turnover rate[d]	22%	14%	17%	28%	31%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500/BARRA Value Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$57.02	$40.36	$55.81	$59.31	$60.20

Income from investment operations:
Net investment income	1.11	0.91	0.85	0.83	0.65
Net realized and unrealized gain (loss)	4.04	16.68	(15.46)	(3.49)	(0.78)

Total from investment operations	5.15	17.59	(14.61)	(2.66)	(0.13)

Less distributions from:
Net investment income	(1.26)	(0.93)	(0.84)	(0.84)	(0.61)
Net realized gain	—	—	—	—	(0.15)

Total distributions	(1.26)	(0.93)	(0.84)	(0.84)	(0.76)

Net asset value, end of period	$60.91	$57.02	$40.36	$55.81	$59.31

Total return	9.10%	43.80%	(26.29)%	(4.48)%	(0.27)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,704,486	$1,898,846	$670,039	$586,051	$367,704
Ratio of expenses to average net assets[c]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[c]	1.95%	1.91%	2.01%	1.56%	1.51%
Portfolio turnover rate[d]	5%	5%	22%	17%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$120.74	$81.93	$108.14	$91.77	$92.63

Income from investment operations:
Net investment income	1.42	1.05	0.76	0.75	0.72
Net realized and unrealized gain (loss)	10.88	38.81	(26.22)	16.37	(0.59)

Total from investment operations	12.30	39.86	(25.46)	17.12	0.13

Less distributions from:
Net investment income	(1.36)	(1.05)	(0.75)	(0.75)	(0.69)
Net realized gain	—	—	—	—	(0.30)

Total distributions	(1.36)	(1.05)	(0.75)	(0.75)	(0.99)

Net asset value, end of period	$131.68	$120.74	$81.93	$108.14	$91.77

Total return	10.24%	48.81%	(23.59)%	18.75%	0.04%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,416,338	$1,636,020	$1,155,250	$605,571	$156,005
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.21%	1.02%	0.98%	0.87%	0.86%
Portfolio turnover rate[d]	10%	11%	12%	14%	32%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400/BARRA Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$124.04	$88.43	$117.38	$101.31	$135.73

Income from investment operations:
Net investment income	0.65	0.48	0.27	0.14	0.01
Net realized and unrealized gain (loss)	10.07	35.61	(28.95)	16.07	(33.95)

Total from investment operations	10.72	36.09	(28.68)	16.21	(33.94)

Less distributions from:
Net investment income	(0.75)	(0.48)	(0.27)	(0.14)	(0.01)
Net realized gain	—	—	—	—	(0.47)

Total distributions	(0.75)	(0.48)	(0.27)	(0.14)	(0.48)

Net asset value, end of period	$134.01	$124.04	$88.43	$117.38	$101.31

Total return	8.67%	40.86%	(24.45)%	16.03%	(25.08)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,112,261	$669,822	$309,516	$252,359	$162,092
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.56%	0.45%	0.31%	0.15%	0.06%
Portfolio turnover rate[d]	34%	37%	58%	50%	67%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400/BARRA Value Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$115.70	$74.90	$98.84	$82.15	$72.40

Income from investment operations:
Net investment income	1.98	1.40	1.18	1.06	0.78
Net realized and unrealized gain (loss)	11.41	40.79	(23.96)	16.69	9.86

Total from investment operations	13.39	42.19	(22.78)	17.75	10.64

Less distributions from:
Net investment income	(1.74)	(1.39)	(1.16)	(1.06)	(0.75)
Net realized gain	—	—	—	—	(0.14)

Total distributions	(1.74)	(1.39)	(1.16)	(1.06)	(0.89)

Net asset value, end of period	$127.35	$115.70	$74.90	$98.84	$82.15

Total return	11.64%	56.59%	(23.13)%	21.79%	14.71%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,852,990	$1,133,907	$546,783	$454,683	$78,044
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.78%	1.47%	1.50%	1.43%	1.58%
Portfolio turnover rate[d]	10%	11%	11%	13%	17%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$142.27	$91.69	$122.93	$101.50	$97.95

Income from investment operations:
Net investment income	1.35	0.86	0.69	0.57	0.38
Net realized and unrealized gain (loss)	16.94	50.60	(31.26)	21.43	4.63

Total from investment operations	18.29	51.46	(30.57)	22.00	5.01

Less distributions from:
Net investment income	(1.47)	(0.86)	(0.67)	(0.57)	(0.34)
Net realized gain	—	—	—	—	(1.12)
Return of capital	—	(0.02)	—	—	—

Total distributions	(1.47)	(0.88)	(0.67)	(0.57)	(1.46)

Net asset value, end of period	$159.09	$142.27	$91.69	$122.93	$101.50

Total return	12.91%	56.27%	(24.91)%	21.74%	5.08%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,245,465	$2,226,535	$1,022,296	$1,124,812	$208,081
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	0.95%	0.73%	0.70%	0.60%	0.61%
Portfolio turnover rate[d]	14%	11%	17%	16%	28%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600/BARRA Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$93.62	$62.55	$79.78	$67.91	$83.34

Income from investment operations:
Net investment income	0.43	0.31	0.19	0.09	0.00[e]
Net realized and unrealized gain (loss)	11.78	31.08	(17.25)	11.87	(14.81)

Total from investment operations	12.21	31.39	(17.06)	11.96	(14.81)

Less distributions from:
Net investment income	(0.45)	(0.32)	(0.17)	(0.09)	(0.00)[e]
Net realized gain	—	—	—	—	(0.62)

Total distributions	(0.45)	(0.32)	(0.17)	(0.09)	(0.62)

Net asset value, end of period	$105.38	$93.62	$62.55	$79.78	$67.91

Total return	13.07%	50.24%	(21.39)%	17.60%	(17.86)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$990,544	$688,137	$312,772	$191,475	$27,162
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.45%	0.39%	0.34%	0.14%	0.00%[f]
Portfolio turnover rate[d]	45%	37%	57%	49%	77%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.
[f]	Rounds to less than 0.01%.

See notes to financial statements.

72	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600/BARRA Value Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar.31, 2001
Net asset value, beginning of period	$106.87	$66.61	$94.35	$75.87	$68.34

Income from investment operations:
Net investment income	1.42	0.83	0.71	0.60	0.43
Net realized and unrealized gain (loss)	11.93	40.28	(27.75)	18.48	7.82

Total from investment operations	13.35	41.11	(27.04)	19.08	8.25

Less distributions from:
Net investment income	(1.55)	(0.82)	(0.70)	(0.60)	(0.38)
Net realized gain	—	—	—	—	(0.34)
Return of capital	—	(0.03)	—	—	—

Total distributions	(1.55)	(0.85)	(0.70)	(0.60)	(0.72)

Net asset value, end of period	$118.67	$106.87	$66.61	$94.35	$75.87

Total return	12.55%	61.91%	(28.75)%	25.29%	12.13%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,572,405	$1,020,634	$482,948	$457,610	$64,490
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.36%	0.95%	0.99%	0.92%	0.98%
Portfolio turnover rate[d]	13%	12%	14%	14%	17%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Year ended Mar. 31, 2005	Period from Jan. 20, 2004[a] to Mar. 31, 2004
Net asset value, beginning of period	$99.19	$100.03

Income from investment operations:
Net investment income	1.78	0.29
Net realized and unrealized gain (loss)	5.18	(0.86)

Total from investment operations	6.96	(0.57)

Less distributions from:
Net investment income	(1.99)	(0.27)

Total distributions	(1.99)	(0.27)

Net asset value, end of period	$104.16	$99.19

Total return	7.08%	(0.57)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$72,915	$59,516
Ratio of expenses to average net assets[c]	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.73%	1.52%
Portfolio turnover rate[d]	5%	1%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2005, the Trust offered 74 investment portfolios or funds.

These financial statements relate only to the iShares S&P 500, iShares S&P 500/BARRA Growth, iShares S&P 500/BARRA Value, iShares S&P MidCap 400, iShares S&P MidCap 400/BARRA Growth, iShares S&P MidCap 400/BARRA Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600/BARRA Growth, iShares S&P SmallCap 600/BARRA Value and iShares S&P 1500 Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500/BARRA Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund are valued primarily on the basis of market prices. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	75

Notes to the Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2005, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P 500	$52,422,474	$24,238,528	$(243,673,642)	$(167,012,640)
S&P 500/BARRA Growth	7,121,597	141,890,194	(110,072,322)	38,939,469
S&P 500/BARRA Value	14,001,313	111,478,270	(66,391,788)	59,087,795
S&P MidCap 400	8,576,511	333,377,865	(25,988,905)	315,965,471
S&P MidCap 400/BARRA Growth	1,697,512	146,035,779	(76,355,116)	71,378,175
S&P MidCap 400/BARRA Value	10,357,782	198,626,023	(40,941,610)	168,042,195
S&P SmallCap 600	5,995,918	89,092,216	(48,181,043)	46,907,091
S&P SmallCap 600/BARRA Growth	1,037,994	179,899,697	(49,613,270)	131,324,421
S&P SmallCap 600/BARRA Value	2,954,726	123,181,918	(45,677,574)	80,459,070
S&P 1500	300,577	1,110,530	(602,150)	808,957

For the years ended March 31, 2005 and March 31, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2005.

76	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2004 to March 31, 2005, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2006, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P 500	$19,352,239
S&P 500/BARRA Growth	40,215,137
S&P MidCap 400	1,654,578
S&P MidCap 400/BARRA Growth	5,140,635
S&P MidCap 400/BARRA Value	4,848,724
S&P SmallCap 600	10,140,376
S&P SmallCap 600/BARRA Growth	11,784,860
S&P SmallCap 600/BARRA Value	4,380,842
S&P 1500	12,587

The Funds had tax basis net capital loss carryforwards as of March 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
S&P 500	$12,285,230	$109,148,380	$24,267,905	$—	$145,701,515
S&P 500/BARRA Growth	9,841,895	24,099,560	22,385,792	3,301,881	59,629,128
S&P 500/BARRA Value	1,138,888	23,315,922	21,337,049	—	45,791,859
S&P MidCap 400	—	3,750,580	12,306,033	—	16,056,613
S&P MidCap 400/BARRA Growth	11,111,322	22,971,325	27,402,832	7,127,634	68,613,113
S&P MidCap 400/BARRA Value	1,442,036	4,082,966	21,364,144	1,843,451	28,732,597
S&P SmallCap 600	—	22,518,424	5,484,940	—	28,003,364
S&P SmallCap 600/BARRA Growth	4,230,989	8,134,573	21,742,657	2,364,181	36,472,400
S&P SmallCap 600/BARRA Value	4,241,868	12,218,694	15,717,553	3,277,415	35,455,530
S&P 1500	—	—	—	152,099	152,099

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date, whichever occurs first.

For the year ended March 31, 2005, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2005 are disclosed in the Funds’ Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	77

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
S&P 500	$12,558,598,067	$1,027,312,798	$(1,003,074,270)	$24,238,528
S&P 500/BARRA Growth	2,207,797,276	204,490,140	(62,599,946)	141,890,194
S&P 500/BARRA Value	2,613,770,331	248,888,590	(137,410,320)	111,478,270
S&P MidCap 400	2,575,475,960	423,607,386	(90,229,521)	333,377,865
S&P MidCap 400/BARRA Growth	1,172,991,479	173,942,758	(27,906,979)	146,035,779
S&P MidCap 400/BARRA Value	2,063,517,508	250,691,675	(52,065,652)	198,626,023
S&P SmallCap 600	4,093,206,422	318,871,853	(229,779,637)	89,092,216
S&P SmallCap 600/BARRA Growth	1,108,425,103	205,727,532	(25,827,835)	179,899,697
S&P SmallCap 600/BARRA Value	1,862,285,323	200,074,757	(76,892,839)	123,181,918
S&P 1500	77,346,684	5,377,481	(4,266,951)	1,110,530

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of March 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.09%
S&P 500/BARRA Growth	0.18
S&P 500/BARRA Value	0.18
S&P MidCap 400	0.20
S&P MidCap 400/BARRA Growth	0.25
S&P MidCap 400/BARRA Value	0.25
S&P SmallCap 600	0.20
S&P SmallCap 600/BARRA Growth	0.25
S&P SmallCap 600/BARRA Value	0.25
S&P 1500	0.20

78	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$548,618
S&P 500/BARRA Growth	97,044
S&P 500/BARRA Value	135,776
S&P MidCap 400	400,678
S&P MidCap 400/BARRA Growth	189,448
S&P MidCap 400/BARRA Value	286,306
S&P SmallCap 600	1,178,376
S&P SmallCap 600/BARRA Growth	433,329
S&P SmallCap 600/BARRA Value	343,693
S&P 1500	3,907

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2005, BGIS did not receive any brokerage commissions from the Funds.

As defined under Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund did not execute any portfolio transactions with or on behalf of such Fund during the year ended March 31, 2005.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the year ended March 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first three quarters of the fiscal year ended March 31, 2005 and concluded that they were in compliance with the requirements and restrictions set forth in Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash

NOTES TO THE FINANCIAL STATEMENTS	79

Notes to the Financial Statements (Continued)

iSHARES® TRUST

investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the year ended March 31, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
S&P 500
IMMF	33,374	797,681	746,761	84,294	$84,294,417	$122,428

S&P 500/BARRA Growth
IMMF	4,246	127,140	120,437	10,949	10,948,603	22,614

S&P 500/BARRA Value
IMMF	8,328	192,447	177,511	23,264	23,264,131	29,216

S&P MidCap 400
IMMF	8,525	123,583	118,382	13,726	13,726,421	21,137

S&P MidCap 400/BARRA Growth
IMMF	4,781	49,669	51,208	3,242	3,242,253	10,249

S&P MidCap 400/BARRA Value
IMMF	3,691	115,998	105,432	14,257	14,257,238	17,122

S&P SmallCap 600
IMMF	4,451	205,293	198,660	11,084	11,083,689	31,686

S&P SmallCap 600/BARRA Growth
IMMF	789	49,350	48,438	1,701	1,700,624	8,269

S&P SmallCap 600/BARRA Value
IMMF	2,676	89,736	86,040	6,372	6,371,920	14,495

S&P 1500
IMMF	204	4,506	4,192	518	517,953	772

During the year ended March 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of March 31, 2005, certain trustees and officers of the Trust are also officers of BGI.

80	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2005 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$636,864,235	$594,217,265
S&P 500/BARRA Growth	408,404,470	412,859,113
S&P 500/BARRA Value	141,434,037	122,714,946
S&P MidCap 400	207,182,064	203,864,245
S&P MidCap 400/BARRA Growth	310,025,667	310,385,072
S&P MidCap 400/BARRA Value	154,439,069	151,813,044
S&P SmallCap 600	393,753,237	399,801,495
S&P SmallCap 600/BARRA Growth	376,882,448	375,330,824
S&P SmallCap 600/BARRA Value	176,326,772	182,480,414
S&P 1500	3,419,516	3,176,746

In-kind transactions (see Note 4) for the year ended March 31, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$4,558,832,177	$1,037,955,249
S&P 500/BARRA Growth	904,166,875	69,415,037
S&P 500/BARRA Value	1,379,758,171	775,699,913
S&P MidCap 400	806,638,553	219,286,831
S&P MidCap 400/BARRA Growth	520,303,613	163,382,749
S&P MidCap 400/BARRA Value	1,020,470,392	459,859,732
S&P SmallCap 600	2,535,550,298	1,848,887,152
S&P SmallCap 600/BARRA Growth	355,234,385	152,135,053
S&P SmallCap 600/BARRA Value	952,665,642	536,756,969
S&P 1500	31,622,211	20,391,160

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	81

Notes to the Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of March 31, 2005, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of March 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

82	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares S&P Series Funds (the “Funds”), as listed on the table of contents, at March 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	83

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended March 31, 2005 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P 500	100.00%
S&P 500/BARRA Growth	100.00
S&P 500/BARRA Value	100.00
S&P MidCap 400	100.00
S&P MidCap 400/BARRA Growth	100.00
S&P MidCap 400/BARRA Value	100.00
S&P SmallCap 600	100.00
S&P SmallCap 600/BARRA Growth	100.00
S&P SmallCap 600/BARRA Value	100.00
S&P 1500	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended March 31, 2005:

iShares Index Fund	Qualified Dividend Income
S&P 500	$188,594,355
S&P 500/BARRA Growth	36,072,017
S&P 500/BARRA Value	44,930,936
S&P MidCap 400	18,762,965
S&P MidCap 400/BARRA Growth	4,345,611
S&P MidCap 400/BARRA Value	19,859,501
S&P SmallCap 600	21,573,077
S&P SmallCap 600/BARRA Growth	3,532,499
S&P SmallCap 600/BARRA Value	12,909,630
S&P 1500	1,033,590

84	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2005, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 500 Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.51%
Between 0.5% and – 0.5%	1,166	98.14
Less than – 0.5% and Greater than – 1.0%	11	0.93
Less than – 1.0%	5	0.42

	1,188	100.00%

iShares S&P 500/BARRA Growth Index Fund
Period Covered: July 1, 2000 through March 31, 2005
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	15	1.26
Between 0.5% and – 0.5%	1,151	96.89
Less than – 0.5% and Greater than – 1.0%	15	1.26
Less than – 1.0%	6	0.51

	1,188	100.00%

SUPPLEMENTAL INFORMATION	85

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 500/BARRA Value Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.51%
Between 0.5% and – 0.5%	1,169	98.39
Less than – 0.5% and Greater than – 1.0%	9	0.76
Less than – 1.0%	4	0.34

	1,188	100.00%

iShares S&P MidCap 400 Index Fund
Period Covered: July 1, 2000 through March 31, 2005
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	8	0.67%
Between 0.5% and – 0.5%	1,163	97.90
Less than – 0.5% and Greater than – 1.0%	12	1.01
Less than – 1.0%	5	0.42

	1,188	100.00%

iShares S&P MidCap 400/BARRA Growth Index Fund
Period Covered: October 1, 2000 through March 31, 2005
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	9	0.80%
Between 0.5% and – 0.5%	1,095	97.33
Less than – 0.5% and Greater than – 1.0%	12	1.07
Less than – 1.0%	9	0.80

	1,125	100.00%

iShares S&P MidCap 400/BARRA Value Index Fund
Period Covered: October 1, 2000 through March 31, 2005
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	9	0.80%
Between 0.5% and – 0.5%	1,101	97.87
Less than – 0.5% and Greater than – 1.0%	10	0.89
Less than – 1.0%	5	0.44

	1,125	100.00%

86	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P SmallCap 600 Index Fund

Period Covered: July 1, 2000 through March 31, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	10	0.84%
Between 0.5% and – 0.5%	1,154	97.14
Less than – 0.5% and Greater than – 1.0%	19	1.60
Less than – 1.0%	5	0.42

	1,188	100.00%

iShares S&P SmallCap 600/BARRA Growth Index Fund
Period Covered: October 1, 2000 through March 31, 2005
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.09%
Greater than 0.5% and Less than 1.0%	12	1.07
Between 0.5% and – 0.5%	1,087	96.62
Less than – 0.5% and Greater than – 1.0%	20	1.78
Less than – 1.0%	5	0.44

	1,125	100.00%

iShares S&P SmallCap 600/BARRA Value Index Fund
Period Covered: October 1, 2000 through March 31, 2005
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	20	1.78%
Between 0.5% and – 0.5%	1,074	95.47
Less than – 0.5% and Greater than – 1.0%	24	2.13
Less than – 1.0%	7	0.62

	1,125	100.00%

iShares S&P 1500 Index Fund
Period Covered: April 1, 2004 through March 31, 2005
Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and – 0.5%	251	100.00%

	251	100.00%

SUPPLEMENTAL INFORMATION	87

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 98 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman, and President (since June 18, 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Trustee (since 2003) of BGI Cayman Prime Money Market Fund; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

88	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since February 15, 2000).	Acting Dean (since 2004) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Hass School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Master Investment Portfolio and Barclays Global Investors Funds; Director (since 2002) of iShares, Inc.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

George G.C. Parker, 1939	Trustee (since February 15, 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since January 1, 2002).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

TRUSTEE INFORMATION	89

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

90	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares KLD Select SocialSM (KLD)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares GS $ InvesTop™ Corporate (LQD)

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

1667-iS-0405

94	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-041-03005

Item 1.	Reports to Stockholders

iShares®

2005 ANNUAL REPORT TO SHAREHOLDERS | MARCH 31, 2005

iSHARES RUSSELL SERIES

Electronic delivery of this document may be available to you. See inside for details.

iSHARES RUSSELL 1000 INDEX FUND

iSHARES RUSSELL 1000 GROWTH INDEX FUND

iSHARES RUSSELL 1000 VALUE INDEX FUND

iSHARES RUSSELL 2000 INDEX FUND

iSHARES RUSSELL 2000 GROWTH INDEX FUND

iSHARES RUSSELL 2000 VALUE INDEX FUND

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	7.12%	7.17%	7.24%	(2.40)%	(2.39)%	(2.25)%	(11.17)%	(11.15)%	(10.53)%
Russell 1000 Growth	0.98%	1.01%	1.16%	(9.55)%	(9.55)%	(9.35)%	(38.59)%	(38.60)%	(37.94)%
Russell 1000 Value	13.02%	13.00%	13.17%	5.39%	5.39%	5.58%	29.05%	29.05%	30.17%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. The Fund invests in substantially all of the securities in the Index in approximately the same proportions as in the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 7.12%, while the Index returned 7.24%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	22.10%
Financial	20.49
Technology	11.54
Communications	10.83
Industrial	10.65
Consumer Cyclical	9.71
Energy	8.33
Utilities	3.39
Basic Materials	2.85
Diversified	0.02
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Exxon Mobil Corp.	3.33%
General Electric Co.	3.25
Citigroup Inc.	1.98
Microsoft Corp.	1.89
Pfizer Inc.	1.71
Johnson & Johnson	1.70
Bank of America Corp.	1.53
International Business Machines Corp.	1.32
Intel Corp.	1.28
Procter & Gamble Co.	1.16

TOTAL	19.15%

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in substantially all of the securities in the Growth Index in approximately the same proportions as in the Growth Index. For the reporting period, the Growth Fund returned 0.98%, while the Growth Index returned 1.16%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	35.54%
Technology	19.45
Consumer Cyclical	13.71
Communications	11.26
Industrial	8.59
Financial	8.32
Energy	1.79
Basic Materials	1.05
Utilities	0.20
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Pfizer Inc.	3.65%
Johnson & Johnson	3.63
Microsoft Corp.	3.23
Intel Corp.	2.74
Wal-Mart Stores Inc.	2.34
Procter & Gamble Co.	2.27
Cisco Systems Inc.	2.21
International Business Machines Corp.	1.87
Dell Inc.	1.77
PepsiCo Inc.	1.56

TOTAL	25.27%

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in substantially all of the securities in the Value Index in approximately the same proportions as in the Value Index. For the reporting period, the Value Fund returned 13.02%, while the Value Index returned 13.17%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Financial	31.17%
Energy	14.07
Industrial	12.47
Communications	10.41
Consumer Non-Cyclical	10.09
Consumer Cyclical	6.26
Utilities	6.21
Technology	4.65
Basic Materials	4.48
Diversified	0.04
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Exxon Mobil Corp.	6.23%
General Electric Co.	5.39
Citigroup Inc.	3.74
Bank of America Corp.	2.86
Altria Group Inc.	2.15
ChevronTexaco Corp.	1.99
JP Morgan Chase & Co.	1.99
Wells Fargo & Co.	1.61
Verizon Communications Inc.	1.58
Wachovia Corp.	1.32

TOTAL	28.86%

Despite an uncertain investment environment, the U.S. stock market gained ground during the reporting period. An apparent stock rally early in the reporting period gave way to a steady decline throughout the summer of 2004, as investors appeared to grow concerned about the impact of record-high oil prices and rising interest rates on corporate profit growth. However, stocks rebounded sharply in the last three months of 2004 amid falling oil prices, the conclusion of the presidential election, and general investor confidence that the Federal Reserve Board’s gradual series of short-term interest rate hikes were keeping inflation in check and the economy on a moderate growth track.

Although the stock market gave back some of its late-2004 gains in the first quarter of 2005, the major stock indexes posted solid, positive returns overall for the reporting period. As measured by the Russell indexes, mid-capitalization stocks produced the best results, followed by large-capitalization shares and small-capitalization issues. Value-oriented stocks significantly outperformed growth stocks across all market capitalizations, with the widest margin occurring among large-capitalization stocks.

The best-performing sector in the Index was energy, which benefited largely from a more than 50% surge in the price of oil for the reporting period. Other commodity-based sectors – including utilities, materials, and industrials – also posted strong gains. Just one sector within the Index declined for the reporting period – information technology, which was also the second-largest sector weighting in the Index. Disappointing earnings and a drift away from growth stocks weighed on the technology sector. The largest sector in the Index, financials, also lagged, producing a fractionally positive return for the reporting period as rising interest rates put downward pressure on earnings in the sector.

Financial stocks make up nearly a third of the Value Index, and they posted a modest gain for the reporting period. The second- and third-largest sector weightings – energy and industrials – were strong-performing sectors in the Value Index. Within the Growth Index, the two largest sector weightings were information technology, which declined for the reporting period, and health care, which gained slightly.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Five of the Fund’s ten largest individual holdings as of March 31, 2005, posted positive results for the reporting period, while the other five declined. The top performer was also the Fund’s largest holding – energy producer Exxon Mobil Corp., which reported the largest quarterly profit ever by a publicly traded company due largely to soaring oil prices. Other strong performers included diversified health care giant Johnson & Johnson, which rallied on better-than-expected earnings and a well-received acquisition, and conglomerate General Electric Co., which improved earnings through successful cost management. The most noteworthy decliners were pharmaceutical company Pfizer Inc., which pulled one of its most successful drugs off the market due to health concerns, and semiconductor manufacturer Intel Corp., where product delays led to disappointing profits.

Energy stocks Exxon Mobil Corp. and ChevronTexaco Corp. were the two best performers among the top ten holdings of the Value Fund as of March 31, 2005. Five other stocks in the top ten also gained ground for the reporting period, including tobacco maker Altria Group Inc. and General Electric Co. The three decliners were led by financial stocks JP Morgan Chase & Co. and Citigroup Inc., and followed by telecommunication services provider Verizon Communications Inc.

In the Growth Fund, just three of the top ten holdings as of March 31, 2005, registered positive returns for the reporting period – Johnson & Johnson, computer maker Dell Inc., and consumer products company Procter & Gamble Co. The leading decliners in the Growth Fund for the reporting period were Pfizer Inc., network equipment maker Cisco Systems Inc., and retailer Wal-Mart Stores Inc.

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	5.27%	5.11%	5.41%	6.71%	6.64%	7.00%	37.10%	36.69%	38.92%
Russell 2000 Growth	0.74%	0.50%	0.87%	(5.08)%	(5.14)%	(4.84)%	(21.69)%	(21.90)%	(20.76)%
Russell 2000 Value	9.58%	9.25%	9.79%	15.10%	15.03%	15.42%	93.34%	92.75%	95.93%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 2,000 smallest companies in the Russell 3000 Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 5.27%, while the Index returned 5.41%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Financial	21.17%
Consumer Non-Cyclical	17.58
Industrial	14.87
Consumer Cyclical	14.05
Technology	9.46
Communications	7.63
Energy	6.40
Basic Materials	4.97
Utilities	3.58
Diversified	0.16
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Joy Global Inc.	0.26%
Plains Exploration & Production Co.	0.25
Crown Holdings Inc.	0.24
CMS Energy Corp.	0.23
Tesoro Corp.	0.22
Energen Corp.	0.22
Boyd Gaming Corp.	0.22
Allegheny Technologies Inc.	0.21
Mosaic Co. (The)	0.20
Laidlaw International Inc.	0.20

TOTAL	2.25%

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in substantially all of the securities in the Growth Index in approximately the same proportions as in the Growth Index. For the reporting period, the Growth Fund returned 0.74%, while the Growth Index returned 0.87%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	25.95%
Technology	15.16
Consumer Cyclical	14.69
Industrial	13.97
Communications	10.90
Financial	9.38
Energy	6.52
Basic Materials	3.24
Diversified	0.08
Utilities	0.04
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Boyd Gaming Corp.	0.47%
Allegheny Technologies Inc.	0.45
Mosaic Co. (The)	0.42
Sonic Corp.	0.39
Rayovac Corp.	0.39
Toro Co.	0.38
Denbury Resources Inc.	0.38
Penn National Gaming Inc.	0.37
East West Bancorp Inc.	0.36
F5 Networks Inc.	0.36

TOTAL	3.97%

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 9.58%, while the Value Index returned 9.79%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Financial	31.64%
Industrial	15.67
Consumer Cyclical	13.49
Consumer Non-Cyclical	10.15
Utilities	6.71
Basic Materials	6.50
Energy	6.29
Communications	4.74
Technology	4.40
Diversified	0.23
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
CMS Energy Corp.	0.44%
Tesoro Corp.	0.42
Energen Corp.	0.42
Plains Exploration & Production Co.	0.38
Laidlaw International Inc.	0.38
Southern Union Co.	0.37
Cytec Industries Inc.	0.37
Atmos Energy Corp.	0.36
Beazer Homes USA Inc.	0.36
Forest Oil Corp.	0.36

TOTAL	3.86%

Despite an uncertain investment environment, the U.S. stock market gained ground during the reporting period. An apparent stock rally early in the reporting period gave way to a steady decline throughout the summer of 2004, as investors appeared to grow concerned about the impact of record-high oil prices and rising interest rates on corporate profit growth. However, stocks rebounded sharply in the last three months of 2004 amid falling oil prices, the conclusion of the presidential election, and general investor confidence that the Federal Reserve Board’s gradual series of short-term interest rate hikes were keeping inflation in check and the economy on a moderate growth track.

Although the stock market gave back some of its late-2004 gains in the first quarter of 2005, the major stock indexes posted solid, positive returns overall for the reporting period. As measured by the Russell indexes, mid-capitalization stocks produced the best results, followed by large-capitalization shares and small-capitalization issues. Value-oriented stocks significantly outperformed growth stocks across all market capitalizations.

The best-performing sector in the Index was energy, which benefited largely from a more than 50% surge in the price of oil for the reporting period. Other commodity-based sectors - including materials, industrials, and utilities – also posted strong gains. On the down side, the information technology sector suffered a double-digit decline due to disappointing earnings and a drift away from growth stocks. The only two other sectors that produced losses for the reporting period were telecommunication services and health care.

Sector performance in the Value Index was comparable to that of the Index, with energy and other commodity-driven sectors leading the advance. Financial stocks, which make up nearly a third of the Value Index, posted modest gains. Within the Growth Index, performance was held back by the two largest sector weightings, information technology and health care, which were the only sectors to produce negative results for the reporting period.

Each of the Fund’s ten largest individual holdings as of March 31, 2005, posted positive returns for the reporting period, and nine of the ten produced gains of more than 40%. The best performer for the reporting period, with a return of greater than 100%, was casino operator Boyd Gaming Corp.,

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

whose stronger-than-expected earnings growth was fueled by the success of its Atlantic City casino. Two other stocks in the top ten that nearly doubled for the reporting period were metals manufacturer Allegheny Technologies Inc. and oil and gas producer Tesoro Corp. The laggard among the Fund’s ten largest holdings was agricultural chemicals maker Mosaic Co., which was hindered by lower sales overseas.

Energy stocks Tesoro Corp. and Plains Exploration & Production Co. were the top performers among the ten largest holdings in the Value Fund as of March 31, 2005. Natural gas utility Atmos Energy Corp. was the only stock in the top ten that did not record a double-digit gain for the reporting period.

In the Growth Fund’s top ten holdings, three stocks posted triple-digit gains for the reporting period – gaming operators Boyd Gaming Corp. and Penn National Gaming Inc., and oil exploration company Denbury Resources Inc. Despite a double-digit gain, Mosaic Co. produced the lowest return among the Growth Fund’s ten largest holdings for the reporting period.

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (October 1, 2004)	Ending Account Value (March 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (October 1, 2004 to March 31, 2005)
Russell 1000
Actual	$1,000.00	$1,076.40	0.15%	$0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.18	0.15	0.76
Russell 1000 Growth
Actual	1,000.00	1,046.10	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.93	0.20	1.01
Russell 1000 Value
Actual	1,000.00	1,104.10	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,023.93	0.20	1.01
Russell 2000
Actual	1,000.00	1,079.00	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.93	0.20	1.01

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (October 1, 2004)	Ending Account Value (March 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (October 1, 2004 to March 31, 2005)
Russell 2000 Growth
Actual	$1,000.00	$1,071.20	0.25%	$1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25	1.26
Russell 2000 Value
Actual	1,000.00	1,085.50	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25	1.26

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (365 days).

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$5,172,626	0.26%

		5,172,626	0.26

AEROSPACE & DEFENSE
Boeing Co. (The)[2]	142,860	8,351,596	0.42
United Technologies Corp.	87,080	8,852,553	0.45
Other securities[1]		18,123,182	0.91

		35,327,331	1.78

AGRICULTURE
Altria Group Inc.	347,360	22,713,870	1.14
Other securities[1]		6,702,671	0.34

		29,416,541	1.48

AIRLINES
Other securities[1]		2,486,183	0.13

		2,486,183	0.13

APPAREL
Other securities[1]		7,499,932	0.38

		7,499,932	0.38

AUTO MANUFACTURERS
Other securities[1]		8,675,113	0.44

		8,675,113	0.44

AUTO PARTS & EQUIPMENT
Other securities[1]		4,463,371	0.22

		4,463,371	0.22

BANKS
Bank of America Corp.	690,615	30,456,122	1.53
U.S. Bancorp	321,128	9,254,909	0.47
Wachovia Corp.	272,440	13,869,920	0.70
Wells Fargo & Co.	285,854	17,094,069	0.86
Other securities[1]		58,765,919	2.96

		129,440,939	6.52

BEVERAGES
Coca-Cola Co. (The)	357,307	14,888,983	0.75
PepsiCo Inc.	289,162	15,334,261	0.77
Other securities[1]		10,112,051	0.51

		40,335,295	2.03

BIOTECHNOLOGY
Amgen Inc.[3]	219,499	12,777,037	0.64
Other securities[1]		14,446,739	0.73

		27,223,776	1.37

BUILDING MATERIALS
Other securities[1]		6,090,007	0.31

		6,090,007	0.31

CHEMICALS
Du Pont (E.I.) de Nemours and Co.	169,479	8,684,104	0.44
Other securities[1]		24,621,933	1.24

		33,306,037	1.68

COAL
Other securities[1]		2,697,665	0.14

		2,697,665	0.14

COMMERCIAL SERVICES
Other securities[1]		23,918,320	1.21

		23,918,320	1.21

COMPUTERS
Dell Inc.[3]	428,841	16,476,071	0.83
Hewlett-Packard Co.	491,230	10,777,586	0.54
International Business Machines Corp.[2]	285,456	26,084,969	1.32
Other securities[1]		30,414,647	1.53

		83,753,273	4.22

COSMETICS & PERSONAL CARE
Gillette Co. (The)	170,025	8,582,862	0.44
Procter & Gamble Co.	435,401	23,076,253	1.16
Other securities[1]		15,090,657	0.76

		46,749,772	2.36

DISTRIBUTION & WHOLESALE
Other securities[1]		4,339,757	0.22

		4,339,757	0.22

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	191,172	9,820,506	0.49
Citigroup Inc.	875,856	39,360,969	1.98
Federal National Mortgage Association	164,197	8,940,527	0.45
JP Morgan Chase & Co.	603,559	20,883,141	1.05
Merrill Lynch & Co. Inc.	162,332	9,187,991	0.46

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Morgan Stanley	186,231	$10,661,725	0.54%
Other securities[1]		50,620,593	2.56

		149,475,452	7.53

ELECTRIC
Other securities[1]		62,799,902	3.16

		62,799,902	3.16

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		7,715,180	0.39

		7,715,180	0.39

ELECTRONICS
Other securities[1]		12,472,484	0.63

		12,472,484	0.63

ENGINEERING & CONSTRUCTION
Other securities[1]		1,288,329	0.06

		1,288,329	0.06

ENTERTAINMENT
Other securities[1]		2,856,944	0.14

		2,856,944	0.14

ENVIRONMENTAL CONTROL
Other securities[1]		4,507,576	0.23

		4,507,576	0.23

FOOD
Other securities[1]		34,836,871	1.76

		34,836,871	1.76

FOREST PRODUCTS & PAPER
Other securities[1]		9,979,339	0.50

		9,979,339	0.50

GAS
Other securities[1]		4,166,326	0.21

		4,166,326	0.21

HAND & MACHINE TOOLS
Other securities[1]		1,922,810	0.10

		1,922,810	0.10

HEALTH CARE-PRODUCTS
Johnson & Johnson	502,779	33,766,638	1.70
Medtronic Inc.	205,369	10,463,551	0.53
Other securities[1]		31,992,634	1.61

		76,222,823	3.84

HEALTH CARE-SERVICES
UnitedHealth Group Inc.	113,110	10,788,432	0.54
Other securities[1]		26,692,477	1.35

		37,480,909	1.89

HOLDING COMPANIES-DIVERSIFIED
Other securities[1]		452,080	0.02

		452,080	0.02

HOME BUILDERS
Other securities[1]		8,970,191	0.45

		8,970,191	0.45

HOME FURNISHINGS
Other securities[1]		2,812,133	0.14

		2,812,133	0.14

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		5,113,834	0.26

		5,113,834	0.26

HOUSEWARES
Other securities[1]		1,030,215	0.05

		1,030,215	0.05

INSURANCE
American International Group Inc.	389,203	21,565,738	1.09
Other securities[1]		60,515,220	3.05

		82,080,958	4.14

INTERNET
Other securities[1]		24,033,638	1.21

		24,033,638	1.21

INVESTMENT COMPANIES
Other securities[1]		1,037,092	0.05

		1,037,092	0.05

IRON & STEEL
Other securities[1]		2,631,456	0.13

		2,631,456	0.13

LEISURE TIME
Other securities[1]		4,636,929	0.23

		4,636,929	0.23

LODGING
Other securities[1]		10,773,389	0.54

		10,773,389	0.54

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[1]		$11,928,457	0.60%

		11,928,457	0.60

MANUFACTURING
General Electric Co.	1,787,426	64,454,582	3.25
3M Co.	132,501	11,354,011	0.57
Other securities[1]		23,203,676	1.17

		99,012,269	4.99

MEDIA
Comcast Corp. Class A3	362,791	12,255,080	0.62
Time Warner Inc.[3]	743,051	13,040,545	0.66
Viacom Inc. Class B	254,770	8,873,639	0.45
Walt Disney Co. (The)	347,692	9,989,191	0.50
Other securities[1]		30,739,676	1.54

		74,898,131	3.77

METAL FABRICATE & HARDWARE
Other securities[1]		1,380,136	0.07

		1,380,136	0.07

MINING
Other securities[1]		10,580,622	0.53

		10,580,622	0.53

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		4,414,866	0.22

		4,414,866	0.22

OFFICE FURNISHINGS
Other securities[1]		921,179	0.05

		921,179	0.05

OIL & GAS
ChevronTexaco Corp.	362,491	21,136,850	1.06
ConocoPhillips	116,186	12,529,498	0.63
Exxon Mobil Corp.	1,107,583	66,011,947	3.33
Other securities[1]		44,803,813	2.26

		144,482,108	7.28

OIL & GAS SERVICES
Other securities[1]		11,820,052	0.60

		11,820,052	0.60

PACKAGING & CONTAINERS
Other securities[1]		4,085,077	0.21

		4,085,077	0.21

PHARMACEUTICALS
Abbott Laboratories	264,222	12,318,030	0.62
Bristol-Myers Squibb Co.	329,451	8,387,822	0.42
Lilly (Eli) & Co.	165,157	8,604,680	0.43
Merck & Co. Inc.	376,444	12,185,492	0.61
Pfizer Inc.	1,292,349	33,950,008	1.71
Wyeth	225,932	9,529,812	0.48
Other securities[1]		32,375,575	1.64

		117,351,419	5.91

PIPELINES
Other securities[1]		6,429,090	0.32

		6,429,090	0.32

REAL ESTATE
Other securities[1]		959,970	0.05

		959,970	0.05

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		30,552,147	1.54

		30,552,147	1.54

RETAIL
Home Depot Inc.	379,775	14,522,596	0.73
Wal-Mart Stores Inc.	434,401	21,767,834	1.10
Other securities[1]		92,948,420	4.68

		129,238,850	6.51

SAVINGS & LOANS
Other securities[1]		13,136,050	0.66

		13,136,050	0.66

SEMICONDUCTORS
Intel Corp.	1,095,505	25,448,581	1.28
Other securities[1]		37,418,848	1.89

		62,867,429	3.17

SOFTWARE
Microsoft Corp.	1,553,993	37,560,011	1.89
Other securities[1]		40,395,337	2.04

		77,955,348	3.93

TELECOMMUNICATIONS
Cisco Systems Inc.[3]	1,145,270	20,488,880	1.03
QUALCOMM Inc.	274,532	10,061,598	0.51
SBC Communications Inc.	561,043	13,291,109	0.67

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Verizon Communications Inc.	469,266	$16,658,943	0.84%
Other securities[1]		50,261,058	2.53

		110,761,588	5.58

TEXTILES
Other securities[1]		1,623,860	0.08

		1,623,860	0.08

TOYS, GAMES & HOBBIES
Other securities[1]		2,304,048	0.12

		2,304,048	0.12

TRANSPORTATION
Other securities[1]		25,644,398	1.29

		25,644,398	1.29

WATER
Other securities[1]		385,887	0.02

		385,887	0.02

TOTAL COMMON STOCKS (Cost: $1,863,971,025)		1,982,925,779	99.91

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		38,345,353	1.93

		38,345,353	1.93

FLOATING RATE NOTES[4]
Other securities[1]		54,546,634	2.75

		54,546,634	2.75

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	2,750,082	2,750,082	0.14
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	1,669,590	1,669,590	0.08
Other securities[1,4]		416,411	0.02

		4,836,083	0.24

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		39,188,668	1.98

		39,188,668	1.98

TIME DEPOSITS[4]
Other securities[1]		21,655,389	1.09

		21,655,389	1.09

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		1,846,717	0.09

		1,846,717	0.09

TOTAL SHORT-TERM INVESTMENTS (Cost: $160,418,844)		160,418,844	8.08

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,024,389,869)		2,143,344,623	107.99
Other Assets, Less Liabilities		(158,552,363)	(7.99)

NET ASSETS		$1,984,792,260	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $39,188,668, dated 3/31/05, due 4/1/05, with a total maturity value of $39,191,814 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$14,445,293	0.46%

		14,445,293	0.46

AEROSPACE & DEFENSE
Boeing Co. (The)[2]	421,076	24,616,103	0.79
Other securities[1]		18,569,668	0.59

		43,185,771	1.38

AIRLINES
Other securities[1]		6,515,171	0.21

		6,515,171	0.21

APPAREL
Other securities[1]		15,431,956	0.49

		15,431,956	0.49

AUTO MANUFACTURERS
Other securities[1]		2,179,099	0.07

		2,179,099	0.07

AUTO PARTS & EQUIPMENT
Other securities[1]		1,874,871	0.06

		1,874,871	0.06

BANKS
Other securities[1]		36,232,881	1.16

		36,232,881	1.16

BEVERAGES
Anheuser-Busch Companies Inc.	417,226	19,772,340	0.63
Coca-Cola Co. (The)	1,074,634	44,779,999	1.43
PepsiCo Inc.	922,277	48,908,349	1.56
Other securities[1]		3,114,298	0.10

		116,574,986	3.72

BIOTECHNOLOGY
Amgen Inc.[3]	739,236	43,030,928	1.37
Genentech Inc.[3]	253,107	14,328,387	0.46
Other securities[1]		31,270,369	1.00

		88,629,684	2.83

BUILDING MATERIALS
Other securities[1]		5,187,373	0.17

		5,187,373	0.17

CHEMICALS
Other securities[1]		10,317,039	0.33

		10,317,039	0.33

COAL
Other securities[1]		2,111,605	0.07

		2,111,605	0.07

COMMERCIAL SERVICES
Other securities[1]		53,560,871	1.71

		53,560,871	1.71

COMPUTERS
Dell Inc.[3]	1,444,406	55,494,079	1.77
EMC Corp.[3]	1,102,074	13,577,552	0.43
International Business Machines Corp.	639,428	58,430,931	1.87
Other securities[1]		46,154,728	1.48

		173,657,290	5.55

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	252,614	13,178,872	0.42
Gillette Co. (The)	529,783	26,743,446	0.85
Procter & Gamble Co.[2]	1,337,582	70,891,846	2.27
Other securities[1]		23,874,314	0.76

		134,688,478	4.30

DISTRIBUTION & WHOLESALE
Other securities[1]		4,864,980	0.16

		4,864,980	0.16

DIVERSIFIED FINANCIAL SERVICES
American Express Co.[2]	644,058	33,085,259	1.06
Federal National Mortgage Association	553,150	30,119,017	0.96
Other securities[1]		69,555,326	2.22

		132,759,602	4.24

ELECTRIC
Other securities[1]		6,249,410	0.20

		6,249,410	0.20

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		8,461,210	0.27

		8,461,210	0.27

ELECTRONICS
Other securities[1]		27,539,534	0.88

		27,539,534	0.88

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[1]		$2,356,760	0.08%

		2,356,760	0.08

ENTERTAINMENT
Other securities[1]		8,346,092	0.27

		8,346,092	0.27

ENVIRONMENTAL CONTROL
Other securities[1]		9,209,337	0.29

		9,209,337	0.29

FOOD
Sysco Corp.	364,892	13,063,134	0.42
Other securities[1]		29,810,567	0.95

		42,873,701	1.37

FOREST PRODUCTS & PAPER
Other securities[1]		124,394	0.00

		124,394	0.00

HAND & MACHINE TOOLS
Other securities[1]		3,128,636	0.10

		3,128,636	0.10

HEALTH CARE-PRODUCTS
Guidant Corp.	178,986	13,227,065	0.42
Johnson & Johnson	1,693,779	113,754,198	3.63
Medtronic Inc.	691,925	35,253,579	1.13
Other securities[1]		91,093,912	2.91

		253,328,754	8.09

HEALTH CARE-SERVICES
UnitedHealth Group Inc.	381,096	36,348,936	1.16
WellPoint Inc.[3]	109,653	13,745,004	0.44
Other securities[1]		37,594,605	1.20

		87,688,545	2.80

HOME BUILDERS
Other securities[1]		13,695,668	0.44

		13,695,668	0.44

HOME FURNISHINGS
Other securities[1]		4,504,873	0.14

		4,504,873	0.14

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		14,994,954	0.48

		14,994,954	0.48

HOUSEWARES
Other securities[1]		259,682	0.01

		259,682	0.01

INSURANCE
American International Group Inc.	875,735	48,524,476	1.55
Other securities[1]		30,071,998	0.96

		78,596,474	2.51

INTERNET
eBay Inc.[3]	592,774	22,086,759	0.71
Yahoo! Inc.[3]	653,332	22,147,955	0.71
Other securities[1]		31,311,694	0.99

		75,546,408	2.41

INVESTMENT COMPANIES
Other securities[1]		546,628	0.02

		546,628	0.02

IRON & STEEL
Other securities[1]		2,595,777	0.08

		2,595,777	0.08

LEISURE TIME
Other securities[1]		12,906,638	0.41

		12,906,638	0.41

LODGING
Other securities[1]		22,739,381	0.73

		22,739,381	0.73

MACHINERY
Caterpillar Inc.	149,072	13,631,144	0.44
Other securities[1]		11,928,300	0.38

		25,559,444	0.82

MANUFACTURING
General Electric Co.	698,784	25,198,151	0.81
3M Co.	446,193	38,234,278	1.22
Other securities[1]		29,186,527	0.93

		92,618,956	2.96

MEDIA
Other securities[1]		82,215,986	2.63

		82,215,986	2.63

METAL FABRICATE & HARDWARE
Other securities[1]		2,644,205	0.08

		2,644,205	0.08

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
MINING
Other securities[1]		$19,677,899	0.63%

		19,677,899	0.63

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		4,046,799	0.13

		4,046,799	0.13

OFFICE FURNISHINGS
Other securities[1]		2,637,673	0.08

		2,637,673	0.08

OIL & GAS
Other securities[1]		18,208,291	0.58

		18,208,291	0.58

OIL & GAS SERVICES
Other securities[1]		35,154,521	1.12

		35,154,521	1.12

PACKAGING & CONTAINERS
Other securities[1]		4,798,893	0.15

		4,798,893	0.15

PHARMACEUTICALS
Abbott Laboratories	890,254	41,503,641	1.33
Cardinal Health Inc.	245,605	13,704,759	0.44
Lilly (Eli) & Co.	556,358	28,986,252	0.93
Merck & Co. Inc.	565,610	18,308,796	0.58
Pfizer Inc.	4,353,694	114,371,541	3.65
Schering-Plough Corp.	839,967	15,245,401	0.49
Wyeth	404,848	17,076,489	0.55
Other securities[1]		70,967,804	2.26

		320,164,683	10.23

PIPELINES
Other securities[1]		655,259	0.02

		655,259	0.02

REAL ESTATE
Other securities[1]		2,132,670	0.07

		2,132,670	0.07

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		6,132,458	0.20

		6,132,458	0.20

RETAIL
Home Depot Inc.	1,172,883	44,851,046	1.43
Lowe’s Companies Inc.	448,711	25,616,911	0.82
Target Corp.	521,138	26,067,323	0.83
Walgreen Co.	584,779	25,975,883	0.83
Wal-Mart Stores Inc.	1,463,283	73,325,111	2.34
Other securities[1]		129,990,393	4.16

		325,826,667	10.41

SAVINGS & LOANS
Other securities[1]		4,130,749	0.13

		4,130,749	0.13

SEMICONDUCTORS
Applied Materials Inc.[3]	962,063	15,633,524	0.50
Intel Corp.	3,690,328	85,726,319	2.74
Texas Instruments Inc.	988,046	25,185,293	0.80
Other securities[1]		77,394,078	2.48

		203,939,214	6.52

SOFTWARE
First Data Corp.	456,518	17,945,723	0.57
Microsoft Corp.	4,182,884	101,100,306	3.23
Oracle Corp.[3]	1,929,253	24,077,077	0.77
Other securities[1]		83,889,968	2.68

		227,013,074	7.25

TELECOMMUNICATIONS
Cisco Systems Inc.[3]	3,857,734	69,014,861	2.21
Motorola Inc.	1,337,898	20,028,333	0.64
Nextel Communications Inc. Class A3	585,855	16,649,999	0.53
QUALCOMM Inc.	924,888	33,897,145	1.08
Other securities[1]		40,464,833	1.29

		180,055,171	5.75

TEXTILES
Other securities[1]		4,254,780	0.14

		4,254,780	0.14

TOYS, GAMES & HOBBIES
Other securities[1]		3,074,336	0.10

		3,074,336	0.10

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
TRANSPORTATION
United Parcel Service Inc. Class B	326,181	$23,726,406	0.76%
Other securities[1]		20,554,094	0.66

		44,280,500	1.42

TOTAL COMMON STOCKS (Cost: $3,166,444,120)		3,127,132,034	99.91

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		58,289,048	1.86

		58,289,048	1.86

FLOATING RATE NOTES[4]
Other securities[1]		82,916,745	2.65

		82,916,745	2.65

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	4,180,420	4,180,420	0.13
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	1,547,461	1,547,461	0.05
Other securities[1,4]		632,990	0.02

		6,360,871	0.20

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		59,570,980	1.91

		59,570,980	1.91

TIME DEPOSITS[4]
Other securities[1]		32,918,520	1.05

		32,918,520	1.05

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		2,807,208	0.09

		2,807,208	0.09

TOTAL SHORT-TERM INVESTMENTS (Cost: $242,863,372)		242,863,372	7.76

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,409,307,492)		3,369,995,406	107.67
Other Assets, Less Liabilities		(240,003,765)	(7.67)

NET ASSETS		$3,129,991,641	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $59,570,980, dated 3/31/05, due 4/1/05, with a total maturity value of $59,575,764 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$4,504,828	0.09%

		4,504,828	0.09

AEROSPACE & DEFENSE
Lockheed Martin Corp.	279,308	17,054,546	0.36
United Technologies Corp.	301,225	30,622,533	0.64
Other securities[1]		54,378,302	1.13

		102,055,381	2.13

AGRICULTURE
Altria Group Inc.	1,575,740	103,037,639	2.15
Other securities[1]		30,132,448	0.63

		133,170,087	2.78

AIRLINES
Other securities[1]		2,642,717	0.06

		2,642,717	0.06

APPAREL
Other securities[1]		13,221,329	0.28

		13,221,329	0.28

AUTO MANUFACTURERS
Other securities[1]		38,571,093	0.81

		38,571,093	0.81

AUTO PARTS & EQUIPMENT
Other securities[1]		15,838,575	0.33

		15,838,575	0.33

BANKS
Bank of America Corp.	3,108,248	137,073,737	2.86
SunTrust Banks Inc.	252,977	18,232,052	0.38
U.S. Bancorp	1,332,878	38,413,544	0.80
Wachovia Corp.	1,239,308	63,093,170	1.32
Wells Fargo & Co.	1,288,024	77,023,835	1.61
Other securities[1]		205,820,578	4.29

		539,656,916	11.26

BEVERAGES
Other securities[1]		26,482,619	0.55

		26,482,619	0.55

BIOTECHNOLOGY
Other securities[1]		3,487,494	0.07

		3,487,494	0.07

BUILDING MATERIALS
Other securities[1]		20,359,983	0.43

		20,359,983	0.43

CHEMICALS
Dow Chemical Co. (The)	675,701	33,683,695	0.70
Du Pont (E.I.) de Nemours and Co.	770,716	39,491,488	0.83
Other securities[1]		63,918,193	1.33

		137,093,376	2.86

COAL
Other securities[1]		8,787,960	0.18

		8,787,960	0.18

COMMERCIAL SERVICES
Other securities[1]		36,416,476	0.76

		36,416,476	0.76

COMPUTERS
Hewlett-Packard Co.	2,376,150	52,132,731	1.09
International Business Machines Corp.	430,745	39,361,478	0.82
Other securities[1]		56,550,757	1.18

		148,044,966	3.09

COSMETICS & PERSONAL CARE
Other securities[1]		29,279,420	0.61

		29,279,420	0.61

DISTRIBUTION & WHOLESALE
Other securities[1]		13,091,890	0.27

		13,091,890	0.27

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	3,985,498	179,108,280	3.74
Federal Home Loan Mortgage Corp.	488,985	30,903,852	0.65
Goldman Sachs Group Inc. (The)	236,184	25,977,878	0.54
JP Morgan Chase & Co.	2,750,897	95,181,036	1.99
Lehman Brothers Holdings Inc.	213,588	20,111,446	0.42
Merrill Lynch & Co. Inc.	743,125	42,060,875	0.88
Morgan Stanley	756,219	43,293,538	0.90
Other securities[1]		63,868,913	1.33

		500,505,818	10.45

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	251,474	$18,717,210	0.39%
Duke Energy Corp.	707,297	19,811,389	0.41
Exelon Corp.	495,595	22,742,855	0.47
Southern Co. (The)[2]	557,462	17,744,015	0.37
Other securities[1]		197,960,208	4.14

		276,975,677	5.78

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	259,047	16,819,922	0.35
Other securities[1]		7,198,929	0.15

		24,018,851	0.50

ELECTRONICS
Other securities[1]		19,824,925	0.41

		19,824,925	0.41

ENGINEERING & CONSTRUCTION
Other securities[1]		2,620,317	0.06

		2,620,317	0.06

ENTERTAINMENT
Other securities[1]		1,875,417	0.04

		1,875,417	0.04

ENVIRONMENTAL CONTROL
Other securities[1]		7,663,656	0.16

		7,663,656	0.16

FOOD
Other securities[1]		94,551,690	1.97

		94,551,690	1.97

FOREST PRODUCTS & PAPER
Other securities[1]		47,196,957	0.99

		47,196,957	0.99

GAS
Other securities[1]		18,651,240	0.39

		18,651,240	0.39

HAND & MACHINE TOOLS
Other securities[1]		4,579,539	0.10

		4,579,539	0.10

HEALTH CARE-PRODUCTS
Other securities[1]		4,882,212	0.10

		4,882,212	0.10

HEALTH CARE-SERVICES
Other securities[1]		50,783,876	1.06

		50,783,876	1.06

HOLDING COMPANIES-DIVERSIFIED
Other securities[1]		2,077,076	0.04

		2,077,076	0.04

HOME BUILDERS
Other securities[1]		21,994,392	0.46

		21,994,392	0.46

HOME FURNISHINGS
Other securities[1]		7,899,781	0.17

		7,899,781	0.17

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		1,951,842	0.04

		1,951,842	0.04

HOUSEWARES
Other securities[1]		4,296,730	0.09

		4,296,730	0.09

INSURANCE
Allstate Corp. (The)	521,201	28,176,126	0.59
American International Group Inc.	588,265	32,595,764	0.68
Prudential Financial Inc.	338,840	19,449,416	0.41
St. Paul Travelers Companies Inc.	518,679	19,051,080	0.40
Other securities[1]		168,189,981	3.50

		267,462,367	5.58

INTERNET
Other securities[1]		4,870,257	0.10

		4,870,257	0.10

INVESTMENT COMPANIES
Other securities[1]		3,946,159	0.08

		3,946,159	0.08

IRON & STEEL
Other securities[1]		8,450,609	0.18

		8,450,609	0.18

LEISURE TIME
Other securities[1]		4,043,390	0.08

		4,043,390	0.08

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
LODGING
Other securities[1]		$18,306,296	0.38%

		18,306,296	0.38

MACHINERY
Other securities[1]		19,250,923	0.40

		19,250,923	0.40

MANUFACTURING
General Electric Co.	7,158,261	258,126,892	5.39
Honeywell International Inc.	671,300	24,979,073	0.52
Other securities[1]		42,911,970	0.89

		326,017,935	6.80

MEDIA
Comcast Corp. Class A3	1,685,783	56,945,750	1.19
Time Warner Inc.[3]	2,744,420	48,164,571	1.00
Viacom Inc. Class B	894,906	31,169,576	0.65
Walt Disney Co. (The)	1,112,541	31,963,303	0.67
Other securities[1]		59,972,793	1.25

		228,215,993	4.76

METAL FABRICATE & HARDWARE
Other securities[1]		2,530,134	0.05

		2,530,134	0.05

MINING
Other securities[1]		21,782,781	0.46

		21,782,781	0.46

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		14,583,481	0.30

		14,583,481	0.30

OFFICE FURNISHINGS
Other securities[1]		517,942	0.01

		517,942	0.01

OIL & GAS
ChevronTexaco Corp.	1,636,714	95,436,793	1.99
ConocoPhillips	526,564	56,784,662	1.19
Devon Energy Corp.	372,941	17,807,933	0.37
Exxon Mobil Corp.	5,005,807	298,346,097	6.23
Occidental Petroleum Corp.	299,931	21,346,089	0.45
Other securities[1]		140,991,023	2.93

		630,712,597	13.16

OIL & GAS SERVICES
Other securities[1]		6,445,422	0.14

		6,445,422	0.14

PACKAGING & CONTAINERS
Other securities[1]		12,001,647	0.25

		12,001,647	0.25

PHARMACEUTICALS
Bristol-Myers Squibb Co.	1,084,350	27,607,551	0.58
Merck & Co. Inc.	974,366	31,540,227	0.66
Wyeth	485,414	20,474,763	0.43
Other securities[1]		22,770,705	0.47

		102,393,246	2.14

PIPELINES
Other securities[1]		28,087,985	0.59

		28,087,985	0.59

REAL ESTATE
Other securities[1]		1,539,622	0.03

		1,539,622	0.03

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		129,160,737	2.70

		129,160,737	2.70

RETAIL
McDonald’s Corp.	971,200	30,243,168	0.63
Other securities[1]		119,288,410	2.49

		149,531,578	3.12

SAVINGS & LOANS
Washington Mutual Inc.	673,273	26,594,284	0.56
Other securities[1]		24,895,552	0.52

		51,489,836	1.08

SEMICONDUCTORS
Other securities[1]		11,154,647	0.23

		11,154,647	0.23

SOFTWARE
Microsoft Corp.	1,422,155	34,373,486	0.72
Other securities[1]		14,932,665	0.31

		49,306,151	1.03

TELECOMMUNICATIONS
BellSouth Corp.	1,432,698	37,665,630	0.79
SBC Communications Inc.	2,565,427	60,774,966	1.27

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES ® RUSSELL 1000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Sprint Corp. (FON Group)	857,008	$19,496,932	0.41%
Verizon Communications Inc.	2,134,829	75,786,430	1.58
Other securities[1]		67,374,753	1.40

		261,098,711	5.45

TEXTILES
Other securities[1]		1,619,234	0.03

		1,619,234	0.03

TOYS, GAMES & HOBBIES
Other securities[1]		6,347,826	0.13

		6,347,826	0.13

TRANSPORTATION
Other securities[1]		56,401,878	1.18

		56,401,878	1.18

WATER
Other securities[1]		1,746,539	0.04

		1,746,539	0.04

TOTAL COMMON STOCKS (Cost: $4,337,823,195)		4,784,071,029	99.85

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		94,224,674	1.97

		94,224,674	1.97

FLOATING RATE NOTES[4]
Other securities[1]		134,035,522	2.80

		134,035,522	2.80

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	6,757,679	6,757,679	0.14
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	3,779,566	3,779,566	0.08
Other securities[1,4]		1,023,233	0.02

		11,560,478	0.24

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		96,296,925	2.01

		96,296,925	2.01

TIME DEPOSITS[4]
Other securities[1]		53,213,027	1.11

		53,213,027	1.11

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		4,537,873	0.09

		4,537,873	0.09

TOTAL SHORT-TERM INVESTMENTS (Cost: $393,868,499)		393,868,499	8.22

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,731,691,694)		5,177,939,528	108.07
Other Assets, Less Liabilities		(386,560,323)	(8.07)

NET ASSETS		$4,791,379,205	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $96,296,925, dated 3/31/05, due 4/1/05, with a total maturity value of $96,304,658 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$32,000,289	0.46%

		32,000,289	0.46

AEROSPACE & DEFENSE
Other securities[1]		94,471,654	1.37

		94,471,654	1.37

AGRICULTURE
Other securities[1]		23,488,360	0.34

		23,488,360	0.34

AIRLINES
Other securities[1]		38,005,009	0.55

		38,005,009	0.55

APPAREL
Other securities[1]		67,108,515	0.97

		67,108,515	0.97

AUTO MANUFACTURERS
Other securities[1]		7,689,317	0.11

		7,689,317	0.11

AUTO PARTS & EQUIPMENT
Goodyear Tire & Rubber Co. (The)[2,3]	970,943	12,962,089	0.19
Other securities[1]		44,129,016	0.64

		57,091,105	0.83

BANKS
East West Bancorp Inc.	320,566	11,835,297	0.17
Other securities[1]		524,839,420	7.60

		536,674,717	7.77

BEVERAGES
Other securities[1]		8,102,010	0.12

		8,102,010	0.12

BIOTECHNOLOGY
Other securities[1]		110,576,079	1.60

		110,576,079	1.60

BUILDING MATERIALS
Other securities[1]		81,682,038	1.18

		81,682,038	1.18

CHEMICALS
Cytec Industries Inc.[3]	248,192	13,464,360	0.20
FMC Corp.[2]	231,946	12,397,514	0.18
Mosaic Co. (The)[2,3]	808,015	13,784,736	0.20
Other securities[1]		154,530,372	2.23

		194,176,982	2.81

COAL
Other securities[1]		6,574,274	0.10

		6,574,274	0.10

COMMERCIAL SERVICES
Valassis Communications Inc.[2,3]	332,362	11,619,376	0.17
Other securities[1]		288,044,866	4.17

		299,664,242	4.34

COMPUTERS
BISYS Group Inc. (The)[2]	767,803	12,039,151	0.17
Other securities[1]		197,670,420	2.87

		209,709,571	3.04

COSMETICS & PERSONAL CARE
Other securities[1]		11,299,554	0.16

		11,299,554	0.16

DISTRIBUTION & WHOLESALE
Other securities[1]		62,801,434	0.91

		62,801,434	0.91

DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		99,573,556	1.44

		99,573,556	1.44

ELECTRIC
CMS Energy Corp.[2,3]	1,242,374	16,200,557	0.23
Other securities[1]		103,215,933	1.50

		119,416,490	1.73

ELECTRICAL COMPONENTS & EQUIPMENT
Rayovac Corp.[2,3]	316,961	13,185,578	0.19
Other securities[1]		43,589,174	0.63

		56,774,752	0.82

ELECTRONICS
Thomas & Betts Corp.[2]	374,818	12,106,621	0.18
Other securities[1]		171,218,806	2.47

		183,325,427	2.65

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
ENERGY – ALTERNATE SOURCES
Other securities[1]		$16,789,365	0.24%

		16,789,365	0.24

ENERGY & RELATED
Other securities[1]		3,958,569	0.06

		3,958,569	0.06

ENGINEERING & CONSTRUCTION
Other securities[1]		42,734,491	0.62

		42,734,491	0.62

ENTERTAINMENT
Penn National Gaming Inc.[2,3]	408,384	11,998,322	0.17
Other securities[1]		71,976,207	1.05

		83,974,529	1.22

ENVIRONMENTAL CONTROL
Other securities[1]		35,863,921	0.52

		35,863,921	0.52

FOOD
Corn Products International Inc.	465,186	12,090,184	0.18
Other securities[1]		75,217,901	1.08

		87,308,085	1.26

FOREST PRODUCTS & PAPER
Other securities[1]		36,095,358	0.52

		36,095,358	0.52

GAS
Atmos Energy Corp.	488,140	13,179,780	0.19
Energen Corp.	231,851	15,441,277	0.22
Piedmont Natural Gas Co.[3]	485,581	11,187,786	0.16
Southern Union Co.[2,3]	543,779	13,654,291	0.20
Other securities[1]		61,098,979	0.89

		114,562,113	1.66

HAND & MACHINE TOOLS
Other securities[1]		32,007,771	0.46

		32,007,771	0.46

HEALTH CARE
Other securities[1]		22,746,499	0.33

		22,746,499	0.33

HEALTH CARE-PRODUCTS
Steris Corp.[2]	445,386	11,245,996	0.16
Other securities[1]		225,568,180	3.27

		236,814,176	3.43

HEALTH CARE-SERVICES
AMERIGROUP Corp.[2]	315,670	11,540,895	0.17
Other securities[1]		130,445,391	1.89

		141,986,286	2.06

HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		11,041,137	0.16

		11,041,137	0.16

HOME BUILDERS
Beazer Homes USA Inc.[3]	262,043	13,065,464	0.19
Other securities[1]		55,535,181	0.80

		68,600,645	0.99

HOME FURNISHINGS
Other securities[1]		34,389,271	0.50

		34,389,271	0.50

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		65,354,238	0.95

		65,354,238	0.95

HOUSEWARES
Toro Co.[3]	139,868	12,378,318	0.18
Other securities[1]		3,034,981	0.04

		15,413,299	0.22

INSURANCE
AmerUs Group Co.[3]	250,828	11,851,623	0.17
Other securities[1]		165,508,654	2.40

		177,360,277	2.57

INTERNET
F5 Networks Inc.[2,3]	233,926	11,810,924	0.17
Other securities[1]		192,008,709	2.78

		203,819,633	2.95

INVESTMENT COMPANIES
Other securities[1]		14,060,494	0.20

		14,060,494	0.20

IRON & STEEL
Allegheny Technologies Inc.	607,925	14,657,072	0.21

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Other securities[1]		$59,814,546	0.87%

		74,471,618	1.08

LEISURE TIME
Other securities[1]		29,258,306	0.42

		29,258,306	0.42

LODGING
Boyd Gaming Corp.[3]	290,376	15,143,108	0.22
Other securities[1]		26,649,389	0.39

		41,792,497	0.61

MACHINERY
IDEX Corp.	319,894	12,907,723	0.19
Joy Global Inc.	504,096	17,673,606	0.26
Terex Corp.[2,3]	314,514	13,618,456	0.20
Other securities[1]		98,142,904	1.41

		142,342,689	2.06

MANUFACTURING
AptarGroup Inc.	233,127	12,117,941	0.17
Other securities[1]		100,409,210	1.46

		112,527,151	1.63

MEDIA
Other securities[1]		94,885,506	1.37

		94,885,506	1.37

METAL FABRICATE & HARDWARE
Commercial Metals Co.	370,389	12,552,483	0.18
Other securities[1]		35,122,817	0.51

		47,675,300	0.69

MINING
Other securities[1]		38,519,887	0.56

		38,519,887	0.56

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		11,243,216	0.16

		11,243,216	0.16

OFFICE FURNISHINGS
Other securities[1]		2,882,345	0.04

		2,882,345	0.04

OIL & GAS
Cabot Oil & Gas Corp.	209,846	11,573,007	0.17
Denbury Resources Inc.[2]	348,792	12,287,942	0.18
Forest Oil Corp.[2,3]	321,064	13,003,092	0.19
Helmerich & Payne Inc.	321,511	12,760,772	0.18
Plains Exploration & Production Co.[2]	491,264	17,145,114	0.25
Range Resources Corp.[3]	494,906	11,561,004	0.17
Southwestern Energy Co.[2]	230,180	13,065,017	0.19
Tesoro Corp.[2]	418,000	15,474,360	0.22
Other securities[1]		192,615,835	2.79

		299,486,143	4.34

OIL & GAS SERVICES
Other securities[1]		114,012,295	1.65

		114,012,295	1.65

PACKAGING & CONTAINERS
Crown Holdings Inc.[2]	1,053,661	16,394,965	0.24
Other securities[1]		14,971,748	0.21

		31,366,713	0.45

PHARMACEUTICALS
Valeant Pharmaceuticals International[3]	573,901	12,924,251	0.19
Other securities[1]		194,367,617	2.81

		207,291,868	3.00

PIPELINES
Other securities[1]		1,110,848	0.02

		1,110,848	0.02

REAL ESTATE
Other securities[1]		26,410,271	0.38

		26,410,271	0.38

REAL ESTATE INVESTMENT TRUSTS
New Century Financial Corp.[3]	284,154	13,304,090	0.19
Realty Income Corp.[3]	505,424	11,564,101	0.17
Other securities[1]		446,946,258	6.47

		471,814,449	6.83

RETAIL
Aeropostale Inc.[2]	353,578	11,579,680	0.17
CBRL Group Inc.	316,428	13,068,476	0.19
Sonic Corp.[2]	378,705	12,648,747	0.18
Other securities[1]		397,762,008	5.76

		435,058,911	6.30

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[1]		$136,432,720	1.97%

		136,432,720	1.97

SEMICONDUCTORS
Other securities[1]		187,063,553	2.71

		187,063,553	2.71

SOFTWARE
Take-Two Interactive Software, Inc.[2,3]	284,508	11,124,263	0.16
Other securities[1]		234,298,835	3.39

		245,423,098	3.55

STORAGE & WAREHOUSING
Other securities[1]		3,703,132	0.05

		3,703,132	0.05

TELECOMMUNICATION EQUIPMENT
Other securities[1]		3,817,401	0.06

		3,817,401	0.06

TELECOMMUNICATIONS
Other securities[1]		192,867,889	2.79

		192,867,889	2.79

TEXTILES
Other securities[1]		9,161,426	0.13

		9,161,426	0.13

TOYS, GAMES & HOBBIES
Other securities[1]		13,934,885	0.20

		13,934,885	0.20

TRANSPORTATION
Alexander & Baldwin Inc.	271,187	11,172,904	0.16
Laidlaw International Inc.[2]	662,257	13,774,946	0.20
Landstar System Inc.[2]	380,253	12,453,286	0.18
Other securities[1]		114,699,097	1.66

		152,100,233	2.20

TRUCKING & LEASING
Other securities[1]		14,454,683	0.21

		14,454,683	0.21

WATER
Other securities[1]		12,969,924	0.19

		12,969,924	0.19

TOTAL COMMON STOCKS (Cost: $7,605,916,895)		6,899,164,489	99.87

Security	Shares or Principal	Value	% of Net Assets
SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		$418,135,317	6.05%

		418,135,317	6.05

FLOATING RATE NOTES[4]
Other securities[1]		594,801,470	8.61

		594,801,470	8.61

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	29,988,153	29,988,153	0.43
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	3,039,092	3,039,092	0.04
Other securities[1,4]		4,540,742	0.07

		37,567,987	0.54

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		427,331,176	6.19

		427,331,176	6.19

TIME DEPOSITS[4]
Other securities[1]		236,140,298	3.42

		236,140,298	3.42

U.S. GOVERNMENT AGENCY NOTES[4]
Federal National Mortgage Association
2.33%, 07/22/05	$11,245,557	11,164,214	0.16
Other securities[1]		8,973,238	0.13

		20,137,452	0.29

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,734,113,700)		1,734,113,700	25.10

TOTAL INVESTMENTS IN SECURITIES (Cost: $9,340,030,595)		8,633,278,189	124.97
Other Assets, Less Liabilities		(1,725,173,049)	(24.97)

NET ASSETS		$6,908,105,140	100.00%

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2005

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $427,331,176, dated 3/31/05, due 4/1/05, with a total maturity value of $427,365,495 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$11,325,132	0.54%

		11,325,132	0.54

AEROSPACE & DEFENSE
Titan Corp. (The)[1]	346,383	6,290,315	0.30
Other securities[1]		25,827,505	1.23

		32,117,820	1.53

AGRICULTURE
Other securities[1]		6,457,496	0.31

		6,457,496	0.31

AIRLINES
Other securities[1]		8,365,436	0.40

		8,365,436	0.40

APPAREL
Quiksilver Inc.[1]	242,529	7,040,617	0.34
Other securities[1]		16,229,853	0.77

		23,270,470	1.11

AUTO MANUFACTURERS
Other securities[1]		3,662,803	0.17

		3,662,803	0.17

AUTO PARTS & EQUIPMENT
Other securities[1]		2,709,807	0.13

		2,709,807	0.13

BANKS
East West Bancorp Inc.	207,466	7,659,645	0.36
First BanCorp (Puerto Rico)	131,857	5,570,958	0.27
Other securities[1]		90,726,831	4.31

		103,957,434	4.94

BEVERAGES
Other securities[1]		3,855,661	0.18

		3,855,661	0.18

BIOTECHNOLOGY
Other securities[1]		51,588,127	2.45

		51,588,127	2.45

BUILDING MATERIALS
Other securities[1]		14,471,464	0.69

		14,471,464	0.69

CHEMICALS
Mosaic Co. (The)[2,3]	523,021	8,922,738	0.42
Other securities[1]		23,609,922	1.12

		32,532,660	1.54

COAL
Other securities[1]		2,061,896	0.10

		2,061,896	0.10

COMMERCIAL SERVICES
Strayer Education Inc.[3]	61,086	6,922,266	0.33
Other securities[1]		113,253,833	5.38

		120,176,099	5.71

COMPUTERS
CACI International Inc. Class A2	120,284	6,643,285	0.32
Kronos Inc.[2,3]	128,184	6,551,484	0.31
Other securities[1]		72,448,571	3.44

		85,643,340	4.07

COSMETICS & PERSONAL CARE
Other securities[1]		4,786,782	0.23

		4,786,782	0.23

DISTRIBUTION & WHOLESALE
SCP Pool Corp.	220,154	7,014,106	0.33
Other securities[1]		10,820,855	0.52

		17,834,961	0.85

DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[2,3]	100,537	6,236,310	0.30
Other securities[1]		22,223,003	1.05

		28,459,313	1.35

ELECTRIC
Other securities[1]		738,494	0.04

		738,494	0.04

ELECTRICAL COMPONENTS & EQUIPMENT
Rayovac Corp.[2,3]	194,575	8,094,320	0.39
Other securities[1]		16,273,252	0.77

		24,367,572	1.16

ELECTRONICS
Trimble Navigation Ltd.[2]	209,153	7,071,463	0.34
Other securities[1]		63,675,658	3.02

		70,747,121	3.36

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
ENERGY – ALTERNATE SOURCES
Other securities[1]		$10,246,849	0.49%

		10,246,849	0.49

ENERGY & RELATED
Other securities[1]		1,733,817	0.08

		1,733,817	0.08

ENGINEERING & CONSTRUCTION
Other securities[1]		4,264,950	0.20

		4,264,950	0.20

ENTERTAINMENT
Penn National Gaming Inc.[2]	264,325	7,765,868	0.37
Scientific Games Corp. Class A2	315,930	7,219,001	0.34
Other securities[1]		16,626,300	0.79

		31,611,169	1.50

ENVIRONMENTAL CONTROL
Waste Connections Inc.[2]	198,146	6,885,574	0.33
Other securities[1]		10,773,929	0.51

		17,659,503	0.84

FOOD
Other securities[1]		11,771,917	0.56

		11,771,917	0.56

FOREST PRODUCTS & PAPER
Other securities[1]		445,831	0.02

		445,831	0.02

HAND & MACHINE TOOLS
Other securities[1]		10,567,135	0.50

		10,567,135	0.50

HEALTH CARE
Other securities[1]		11,847,655	0.56

		11,847,655	0.56

HEALTH CARE-PRODUCTS
Intuitive Surgical Inc.[2]	123,080	5,596,448	0.27
Steris Corp.[2]	247,302	6,244,376	0.30
Other securities[1]		115,365,628	5.47

		127,206,452	6.04

HEALTH CARE-SERVICES
AMERIGROUP Corp.[2]	166,695	6,094,369	0.29
Apria Healthcare Group Inc.[2]	205,967	6,611,541	0.31
LifePoint Hospitals Inc.[2,3]	157,787	6,917,382	0.33
Pediatrix Medical Group Inc.[2]	86,087	5,904,707	0.28
Sierra Health Services Inc.[2,3]	94,935	6,060,650	0.29
Other securities[1]		38,253,212	1.82

		69,841,861	3.32

HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		1,663,602	0.08

		1,663,602	0.08

HOME BUILDERS
Other securities[1]		24,253,390	1.15

		24,253,390	1.15

HOME FURNISHINGS
Other securities[1]		8,501,920	0.40

		8,501,920	0.40

HOUSEHOLD PRODUCTS & WARES
Yankee Candle Co. Inc. (The)[2]	194,963	6,180,327	0.30
Other securities[1]		15,133,962	0.71

		21,314,289	1.01

HOUSEWARES
Toro Co.	90,537	8,012,525	0.38
Other securities[1]		59,073	0.00

		8,071,598	0.38

INSURANCE
Other securities[1]		17,117,605	0.81

		17,117,605	0.81

INTERNET
F5 Networks Inc.[2,3]	151,480	7,648,225	0.36
Other securities[1]		105,468,229	5.01

		113,116,454	5.37

INVESTMENT COMPANIES
Other securities[1]		941,265	0.04

		941,265	0.04

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
IRON & STEEL
Allegheny Technologies Inc.	393,476	$9,486,706	0.45%
Other securities[1]		16,716,963	0.79

		26,203,669	1.24

LEISURE TIME
Other securities[1]		7,015,033	0.33

		7,015,033	0.33

LODGING
Boyd Gaming Corp.[3]	187,941	9,801,123	0.47
Other securities[1]		2,585,908	0.12

		12,387,031	0.59

MACHINERY
Joy Global Inc.	163,868	5,745,212	0.27
Other securities[1]		29,765,489	1.42

		35,510,701	1.69

MANUFACTURING
Other securities[1]		33,149,987	1.57

		33,149,987	1.57

MEDIA
Other securities[1]		27,074,416	1.29

		27,074,416	1.29

METAL FABRICATE & HARDWARE
Other securities[1]		2,601,919	0.12

		2,601,919	0.12

MINING
Other securities[1]		9,113,923	0.43

		9,113,923	0.43

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		7,159,854	0.34

		7,159,854	0.34

OFFICE FURNISHINGS
Other securities[1]		369,662	0.02

		369,662	0.02

OIL & GAS
Cheniere Energy Inc.[2,3]	108,916	7,026,171	0.33
Denbury Resources Inc.[2]	225,744	7,952,961	0.38
Quicksilver Resources Inc.[2,3]	121,862	5,938,335	0.28
Unit Corp.[2]	155,713	7,033,556	0.33
Other securities[1]		60,888,050	2.90

		88,839,073	4.22

OIL & GAS SERVICES
Cal Dive International Inc.[2,3]	157,769	7,146,936	0.34
Maverick Tube Corp.[2]	174,717	5,680,050	0.27
Other securities[1]		21,506,922	1.02

		34,333,908	1.63

PACKAGING & CONTAINERS
Crown Holdings Inc.[2]	373,582	5,812,936	0.27
Other securities[1]		2,869,073	0.14

		8,682,009	0.41

PHARMACEUTICALS
Valeant Pharmaceuticals International[3]	280,979	6,327,647	0.30
Other securities[1]		111,344,747	5.29

		117,672,394	5.59

REAL ESTATE
Other securities[1]		5,313,433	0.25

		5,313,433	0.25

REAL ESTATE INVESTMENT TRUSTS
New Century Financial Corp.[3]	149,295	6,989,992	0.33
Other securities[1]		22,302,829	1.06

		29,292,821	1.39

RETAIL
Aeropostale Inc.[2]	228,852	7,494,903	0.36
CEC Entertainment Inc.[2]	154,186	5,643,208	0.27
Guitar Center Inc.[2,3]	104,964	5,755,176	0.27
P.F. Chang’s China Bistro Inc.[2,3]	105,595	6,314,581	0.30
Panera Bread Co. Class A2,3	117,167	6,623,451	0.31
Sonic Corp.[2]	245,103	8,186,438	0.39
Tractor Supply Co.[2]	128,380	5,603,787	0.27
Other securities[1]		111,740,447	5.30

		157,361,991	7.47

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[1]		$12,406,190	0.59%

		12,406,190	0.59

SEMICONDUCTORS
Varian Semiconductor Equipment Associates Inc.[2]	149,836	5,695,266	0.27
Other securities[1]		95,299,538	4.53

		100,994,804	4.80

SOFTWARE
Cerner Corp.[2,3]	117,387	6,163,991	0.29
Hyperion Solutions Corp.[2]	161,037	7,103,342	0.34
Take-Two Interactive Software Inc.[2,3]	151,715	5,932,057	0.28
Other securities[1]		106,142,817	5.04

		125,342,207	5.95

STORAGE & WAREHOUSING
Other securities[1]		1,251,134	0.06

		1,251,134	0.06

TELECOMMUNICATION EQUIPMENT
Other securities[1]		2,457,387	0.12

		2,457,387	0.12

TELECOMMUNICATIONS
Other securities[1]		75,549,454	3.59

		75,549,454	3.59

TOYS, GAMES & HOBBIES
Other securities[1]		2,593,402	0.12

		2,593,402	0.12

TRANSPORTATION
Landstar System Inc.[2]	230,601	7,552,183	0.36
Other securities[1]		31,872,721	1.51

		39,424,904	1.87

TRUCKING & LEASING
Other securities[1]		718,067	0.03

		718,067	0.03

WATER
Other securities[1]		134,219	0.01

		134,219	0.01

TOTAL COMMON STOCKS (Cost: $2,040,747,848)		2,104,260,742	99.93

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		156,088,449	7.41

		156,088,449	7.41

FLOATING RATE NOTES[4]
Other securities[1]		222,037,296	10.54

		222,037,296	10.54

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	11,194,472	11,194,472	0.53
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	835,514	835,514	0.04
Other securities[1,4]		1,695,043	0.08

		13,725,029	0.65

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		159,521,228	7.58

		159,521,228	7.58

TIME DEPOSITS[4]
Other securities[1]		88,150,347	4.19

		88,150,347	4.19

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		7,517,240	0.36

		7,517,240	0.36

TOTAL SHORT-TERM INVESTMENTS (Cost: $647,039,589)		647,039,589	30.73

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,687,787,437)		2,751,300,331	130.66
Other Assets, Less Liabilities		(645,567,571)	(30.66)

NET ASSETS		$2,105,732,760	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	Non-income earning security.

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2005

[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $159,521,228, dated 3/31/05, due 4/1/05, with a total maturity value of $159,534,039 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$10,745,318	0.40%

		10,745,318	0.40

AEROSPACE & DEFENSE
Other securities[1]		33,267,693	1.23

		33,267,693	1.23

AGRICULTURE
Other securities[1]		10,019,939	0.37

		10,019,939	0.37

AIRLINES
Other securities[1]		18,631,265	0.69

		18,631,265	0.69

APPAREL
Other securities[1]		23,115,503	0.85

		23,115,503	0.85

AUTO MANUFACTURERS
Other securities[1]		1,505,529	0.06

		1,505,529	0.06

AUTO PARTS & EQUIPMENT
Goodyear Tire & Rubber Co. (The)[2,3]	719,907	9,610,757	0.36
Other securities[1]		29,580,562	1.09

		39,191,319	1.45

BANKS
BancorpSouth Inc.[2]	365,057	7,534,776	0.28
Other securities[1]		271,174,440	10.00

		278,709,216	10.28

BEVERAGES
Other securities[1]		1,565,003	0.06

		1,565,003	0.06

BIOTECHNOLOGY
Other securities[1]		23,118,790	0.85

		23,118,790	0.85

BUILDING MATERIALS
York International Corp.[2]	195,412	7,656,242	0.28
Other securities[1]		36,372,132	1.34

		44,028,374	1.62

CHEMICALS
Crompton Corp.[2]	541,800	7,910,280	0.29
Cytec Industries Inc.	183,860	9,974,405	0.37
FMC Corp.[3]	171,940	9,190,193	0.34
Great Lakes Chemical Corp.[2]	239,980	7,708,158	0.28
Other securities[1]		71,925,997	2.66

		106,709,033	3.94

COAL
Other securities[1]		2,514,132	0.09

		2,514,132	0.09

COMMERCIAL SERVICES
Other securities[1]		84,624,782	3.12

		84,624,782	3.12

COMPUTERS
BISYS Group Inc. (The)[3]	569,130	8,923,958	0.33
Other securities[1]		48,573,470	1.79

		57,497,428	2.12

COSMETICS & PERSONAL CARE
Other securities[1]		2,887,218	0.11

		2,887,218	0.11

DISTRIBUTION & WHOLESALE
United Stationers Inc.[3]	150,961	6,830,985	0.25
Other securities[1]		19,314,469	0.71

		26,145,454	0.96

DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		41,223,513	1.52

		41,223,513	1.52

ELECTRIC
CMS Energy Corp.[2,3]	921,206	12,012,526	0.44
PNM Resources Inc.	285,587	7,619,461	0.28
Other securities[1]		68,018,018	2.51

		87,650,005	3.23

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		14,234,295	0.52

		14,234,295	0.52

ELECTRONICS
Thomas & Betts Corp.[3]	277,821	8,973,618	0.33

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Other securities[1]		$45,922,896	1.69%

		54,896,514	2.02

ENERGY – ALTERNATE SOURCES
Other securities[1]		738,930	0.03

		738,930	0.03

ENERGY & RELATED
Other securities[1]		972,794	0.04

		972,794	0.04

ENGINEERING & CONSTRUCTION
Other securities[1]		26,800,086	0.99

		26,800,086	0.99

ENTERTAINMENT
Other securities[1]		26,035,544	0.96

		26,035,544	0.96

ENVIRONMENTAL CONTROL
Other securities[1]		6,401,189	0.24

		6,401,189	0.24

FOOD
Corn Products International Inc.	344,893	8,963,769	0.33
Other securities[1]		42,264,974	1.56

		51,228,743	1.89

FOREST PRODUCTS & PAPER
Other securities[1]		26,206,324	0.97

		26,206,324	0.97

GAS
Atmos Energy Corp.[2]	361,949	9,772,623	0.36
Energen Corp.	171,927	11,450,338	0.42
Nicor Inc.	208,309	7,726,181	0.29
Peoples Energy Corp.[2]	177,496	7,440,632	0.27
Piedmont Natural Gas Co.	359,919	8,292,534	0.31
Southern Union Co.[3]	403,179	10,123,825	0.37
WGL Holdings Inc.[2]	229,996	7,120,676	0.26
Other securities[1]		23,000,724	0.85

		84,927,533	3.13

HAND & MACHINE TOOLS
Kennametal Inc.[2]	172,426	8,188,511	0.30
Other securities[1]		3,428,057	0.13

		11,616,568	0.43

HEALTH CARE
Other securities[1]		3,334,746	0.12

		3,334,746	0.12

HEALTH CARE-PRODUCTS
Other securities[1]		29,952,883	1.10

		29,952,883	1.10

HEALTH CARE-SERVICES
Other securities[1]		25,247,140	0.93

		25,247,140	0.93

HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		6,283,146	0.23

		6,283,146	0.23

HOME BUILDERS
Beazer Homes USA Inc.[2]	194,298	9,687,698	0.36
Other securities[1]		13,424,965	0.49

		23,112,663	0.85

HOME FURNISHINGS
Other securities[1]		15,757,448	0.58

		15,757,448	0.58

HOUSEHOLD PRODUCTS & WARES
American Greetings Corp. Class A2	300,045	7,645,147	0.28
Other securities[1]		16,443,784	0.61

		24,088,931	0.89

HOUSEWARES
Other securities[1]		2,197,453	0.08

		2,197,453	0.08

INSURANCE
AmerUs Group Co.[2]	185,929	8,785,145	0.32
Commerce Group Inc.	114,717	7,110,160	0.26
Other securities[1]		95,952,557	3.55

		111,847,862	4.13

INTERNET
Other securities[1]		21,586,816	0.80

		21,586,816	0.80

INVESTMENT COMPANIES
Other securities[1]		9,372,796	0.35

		9,372,796	0.35

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[1]		$25,184,724	0.93%

		25,184,724	0.93

LEISURE TIME
Other securities[1]		13,641,264	0.50

		13,641,264	0.50

LODGING
La Quinta Corp.[2,3]	888,079	7,548,671	0.28
Other securities[1]		9,261,725	0.34

		16,810,396	0.62

MACHINERY
Terex Corp.[3]	171,792	7,438,594	0.27
Other securities[1]		57,403,767	2.12

		64,842,361	2.39

MANUFACTURING
AptarGroup Inc.	172,820	8,983,184	0.33
Other securities[1]		36,487,036	1.35

		45,470,220	1.68

MEDIA
Other securities[1]		39,414,978	1.45

		39,414,978	1.45

METAL FABRICATE & HARDWARE
Commercial Metals Co.	274,621	9,306,906	0.34
Other securities[1]		23,075,575	0.85

		32,382,481	1.19

MINING
Other securities[1]		18,128,905	0.67

		18,128,905	0.67

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		129,608	0.00

		129,608	0.00

OFFICE FURNISHINGS
Other securities[1]		1,726,176	0.06

		1,726,176	0.06

OIL & GAS
Cimarex Energy Co.[3]	195,597	7,628,283	0.28
Forest Oil Corp.[2,3]	238,052	9,641,106	0.36
Plains Exploration & Production Co.[3]	293,571	10,245,628	0.38
Southwestern Energy Co.[3]	130,658	7,416,148	0.27
Tesoro Corp.[3]	309,927	11,473,498	0.42
Vintage Petroleum Inc.	240,359	7,561,694	0.28
Other securities[1]		66,366,679	2.45

		120,333,036	4.44

OIL & GAS SERVICES
Key Energy Services Inc.[3]	617,219	7,079,502	0.26
Other securities[1]		38,132,421	1.41

		45,211,923	1.67

PACKAGING & CONTAINERS
Other securities[1]		13,287,337	0.49

		13,287,337	0.49

PHARMACEUTICALS
Other securities[1]		19,114,205	0.70

		19,114,205	0.70

PIPELINES
Other securities[1]		830,584	0.03

		830,584	0.03

REAL ESTATE
Other securities[1]		13,476,953	0.50

		13,476,953	0.50

REAL ESTATE INVESTMENT TRUSTS
American Financial Realty Trust[2]	518,432	7,584,660	0.28
CarrAmerica Realty Corp.	256,965	8,107,246	0.30
First Industrial Realty Trust Inc.[2]	194,869	7,371,894	0.27
Healthcare Realty Trust Inc.[2]	225,378	8,212,774	0.30
Highwoods Properties[3]	253,594	6,801,391	0.25
Prentiss Properties Trust[2]	210,338	7,185,146	0.26
Realty Income Corp.[2]	374,624	8,571,397	0.32
Other securities[1]		262,578,774	9.69

		316,413,282	11.67

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
RETAIL
CBRL Group Inc.	196,055	$8,097,072	0.30%
Other securities[1]		134,216,152	4.95

		142,313,224	5.25

SAVINGS & LOANS
First Niagara Financial Group Inc.[2]	559,064	7,385,235	0.27
Other securities[1]		79,534,937	2.94

		86,920,172	3.21

SEMICONDUCTORS
Other securities[1]		23,185,543	0.85

		23,185,543	0.85

SOFTWARE
Other securities[1]		38,524,989	1.42

		38,524,989	1.42

STORAGE & WAREHOUSING
Other securities[1]		1,323,145	0.05

		1,323,145	0.05

TELECOMMUNICATIONS
Other securities[1]		56,650,987	2.09

		56,650,987	2.09

TEXTILES
Other securities[1]		6,778,784	0.25

		6,778,784	0.25

TOYS, GAMES & HOBBIES
Other securities[1]		7,353,285	0.27

		7,353,285	0.27

TRANSPORTATION
Alexander & Baldwin Inc.	201,021	8,282,065	0.31
Laidlaw International Inc.[3]	491,046	10,213,757	0.38
Overseas Shipholding Group Inc.	127,196	8,001,900	0.29
Other securities[1]		41,133,494	1.51

		67,631,216	2.49

TRUCKING & LEASING
GATX Corp.[2]	233,004	7,733,403	0.29
Other securities[1]		2,170,720	0.08

		9,904,123	0.37

WATER
Other securities[1]		9,476,882	0.35

		9,476,882	0.35

TOTAL COMMON STOCKS (Cost: $2,436,928,179)		2,706,450,701	99.82

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		185,028,133	6.82

		185,028,133	6.82

FLOATING RATE NOTES[4]
Other securities[1]		263,204,290	9.71

		263,204,290	9.71

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	13,269,991	13,269,991	0.49
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	1,545,674	1,545,674	0.06
Other securities[1,4]		2,009,314	0.07

		16,824,979	0.62

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		189,097,373	6.98

		189,097,373	6.98

TIME DEPOSITS[4]
Other securities[1]		104,493,912	3.85

		104,493,912	3.85

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		8,910,980	0.33

		8,910,980	0.33

TOTAL SHORT-TERM INVESTMENTS (Cost: $767,559,667)		767,559,667	28.31

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2005

Security	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES (Cost: $3,204,487,846)	$3,474,010,368	128.13%
Other Assets, Less Liabilities	(762,677,865)	(28.13)

NET ASSETS	$2,711,332,503	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $189,097,373, dated 3/31/05, due 4/1/05, with a total maturity value of $189,112,559 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2005

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund	2000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,019,970,197	$3,403,579,611	$4,721,154,449	$9,307,003,350	$2,675,757,451	$3,189,672,181

Affiliated issuers[a]	$4,419,672	$5,727,881	$10,537,245	$33,027,245	$12,029,986	$14,815,665

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,138,924,951	$3,364,267,525	$5,167,402,283	$8,600,250,944	$2,739,270,345	$3,459,194,703
Affiliated issuers[a]	4,419,672	5,727,881	10,537,245	33,027,245	12,029,986	14,815,665
Receivables:
Investment securities sold	3,245,709	3,976,925	—	65,169,681	19,227,280	27,517,809
Dividends and interest	2,519,528	2,197,089	8,380,305	7,382,697	899,784	4,818,012
Capital shares sold	—	—	59,154	478,002	—	—

Total Assets	2,149,109,860	3,376,169,420	5,186,378,987	8,706,308,569	2,771,427,395	3,506,346,189

LIABILITIES
Payables:
Investment securities purchased	5,311,014	4,082,345	4,078,131	66,087,505	19,038,962	28,414,270
Collateral for securities on loan (Note 5)	158,749,254	241,315,911	390,088,933	1,731,074,608	646,204,075	766,013,993
Capital shares redeemed	—	259,286	—	—	—	—
Investment advisory fees (Note 2)	257,332	520,237	832,718	1,041,316	451,598	585,423

Total Liabilities	164,317,600	246,177,779	394,999,782	1,798,203,429	665,694,635	795,013,686

NET ASSETS	$1,984,792,260	$3,129,991,641	$4,791,379,205	$6,908,105,140	$2,105,732,760	$2,711,332,503

Net assets consist of:
Paid-in capital	$1,920,440,647	$3,336,537,641	$4,397,472,756	$7,897,938,551	$2,186,766,290	$2,512,311,547
Undistributed net investment income	272,732	90,868	775,527	2,246,340	459,191	3,947,776
Accumulated net realized loss	(54,875,873)	(167,324,782)	(53,116,912)	(285,327,345)	(145,005,615)	(74,449,342)
Net unrealized appreciation (depreciation)	118,954,754	(39,312,086)	446,247,834	(706,752,406)	63,512,894	269,522,522

NET ASSETS	$1,984,792,260	$3,129,991,641	$4,791,379,205	$6,908,105,140	$2,105,732,760	$2,711,332,503

Shares outstanding	31,300,000	66,700,000	72,700,000	56,500,000	33,550,000	14,700,000

Net asset value per share	$63.41	$46.93	$65.91	$122.27	$62.76	$184.44

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $154,503,676, $234,636,420, $379,093,106, $1,661,213,871, $619,209,579 and $737,581,600, respectively. See Note 5.

See notes to financial statements.

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year Ended March 31, 2005

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund	2000 Value Index Fund
NET INVESTMENT INCOME
Dividends[a]	$35,882,776	$35,497,696	$97,053,999	$79,541,219	$9,837,947	$46,556,276
Interest	—	—	—	7,211	935	3,788
Interest from affiliated issuers[b]	27,191	31,851	56,695	112,717	28,407	46,649
Securities lending income[c]	135,263	159,989	326,389	3,678,727	1,202,341	1,222,741

Total investment income	36,045,230	35,689,536	97,437,083	83,339,874	11,069,630	47,829,454

EXPENSES (Note 2)
Investment advisory fees	2,675,116	4,850,893	7,432,460	11,911,328	4,473,542	5,722,265

Total expenses	2,675,116	4,850,893	7,432,460	11,911,328	4,473,542	5,722,265

Net investment income	33,370,114	30,838,643	90,004,623	71,428,546	6,596,088	42,107,189

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(13,036,553)	(35,309,928)	1,554,138	(193,493,837)	(49,144,370)	(5,731,430)
In-kind redemptions	181,640,591	116,607,615	164,172,879	1,200,955,613	238,207,020	179,156,468

Net realized gain	168,604,038	81,297,687	165,727,017	1,007,461,776	189,062,650	173,425,038

Net change in unrealized appreciation (depreciation)	(82,593,222)	(84,419,055)	213,997,290	(743,024,667)	(162,930,362)	8,977,572

Net realized and unrealized gain (loss)	86,010,816	(3,121,368)	379,724,307	264,437,109	26,132,288	182,402,610

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$119,380,930	$27,717,275	$469,728,930	$335,865,655	$32,728,376	$224,509,799

[a]	Net of foreign withholding tax of $3,142, $3,475, $8,313, $24,017, $12,225 and $3,739, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuer of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 1000 Index Fund		iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$33,370,114	$26,510,429	$30,838,643	$10,686,204	$90,004,623	$42,385,706
Net realized gain	168,604,038	14,637,848	81,297,687	67,022,280	165,727,017	25,538,337
Net change in unrealized appreciation (depreciation)	(82,593,222)	379,621,704	(84,419,055)	213,647,513	213,997,290	467,387,566

Net increase in net assets resulting from operations	119,380,930	420,769,981	27,717,275	291,355,997	469,728,930	535,311,609

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(33,473,605)	(26,538,768)	(30,884,936)	(10,946,081)	(99,634,403)	(42,169,628)
Return of capital	(6,012,241)	—	(2,421,103)	—	—	—

Total distributions to shareholders	(39,485,846)	(26,538,768)	(33,306,039)	(10,946,081)	(99,634,403)	(42,169,628)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	572,414,863	941,843,037	2,083,030,330	1,078,457,091	2,323,552,459	1,514,282,555
Cost of shares redeemed	(752,303,161)	(170,428,560)	(593,596,249)	(628,071,088)	(608,961,091)	(284,863,915)

Net increase (decrease) in net assets from capital share transactions	(179,888,298)	771,414,477	1,489,434,081	450,386,003	1,714,591,368	1,229,418,640

INCREASE (DECREASE) IN NET ASSETS	(99,993,214)	1,165,645,690	1,483,845,317	730,795,919	2,084,685,895	1,722,560,621

NET ASSETS:
Beginning of year	2,084,785,474	919,139,784	1,646,146,324	915,350,405	2,706,693,310	984,132,689

End of year	$1,984,792,260	$2,084,785,474	$3,129,991,641	$1,646,146,324	$4,791,379,205	$2,706,693,310

Undistributed net investment income included in net assets at end of year	$272,732	$345,870	$90,868	$223,093	$775,527	$551,202

SHARES ISSUED AND REDEEMED:
Shares sold	9,050,000	17,300,000	44,150,000	24,200,000	37,000,000	27,850,000
Shares redeemed	(12,200,000)	(3,200,000)	(12,450,000)	(14,650,000)	(9,600,000)	(5,200,000)

Net increase (decrease) in shares outstanding	(3,150,000)	14,100,000	31,700,000	9,550,000	27,400,000	22,650,000

See notes to financial statements.

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund		iShares Russell 2000 Value Index Fund
	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$71,428,546	$39,040,580	$6,596,088	$4,676,802	$42,107,189	$20,034,430
Net realized gain	1,007,461,776	669,350,545	189,062,650	149,986,632	173,425,038	46,755,338
Net change in unrealized appreciation (depreciation)	(743,024,667)	829,503,380	(162,930,362)	347,740,328	8,977,572	465,072,429

Net increase in net assets resulting from operations	335,865,655	1,537,894,505	32,728,376	502,403,762	224,509,799	531,862,197

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(59,283,980)	(34,114,306)	(5,304,671)	(4,824,638)	(43,163,226)	(17,500,341)
Return of capital	(14,494,175)	(2,762,127)	(1,424,386)	—	—	(1,339,753)

Total distributions to shareholders	(73,778,155)	(36,876,433)	(6,729,057)	(4,824,638)	(43,163,226)	(18,840,094)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,588,890,028	6,040,001,177	1,172,660,370	840,342,923	1,271,213,781	790,847,829
Cost of shares redeemed	(15,223,274,683)	(3,967,162,112)	(615,294,958)	(453,739,731)	(453,500,719)	(227,044,459)

Net increase in net assets from capital share transactions	1,365,615,345	2,072,839,065	557,365,412	386,603,192	817,713,062	563,803,370

INCREASE IN NET ASSETS	1,627,702,845	3,573,857,137	583,364,731	884,182,316	999,059,635	1,076,825,473

NET ASSETS:
Beginning of year	5,280,402,295	1,706,545,158	1,522,368,029	638,185,713	1,712,272,868	635,447,395

End of year	$6,908,105,140	$5,280,402,295	$2,105,732,760	$1,522,368,029	$2,711,332,503	$1,712,272,868

Undistributed net investment income included in net assets at end of year	$2,246,340	$4,383,622	$459,191	$417,892	$3,947,776	$2,421,577

SHARES ISSUED AND REDEEMED:
Shares sold	140,800,000	58,850,000	19,600,000	15,500,000	7,350,000	5,500,000
Shares redeemed	(129,200,000)	(37,450,000)	(10,400,000)	(7,700,000)	(2,650,000)	(1,500,000)

Net increase in shares outstanding	11,600,000	21,400,000	9,200,000	7,800,000	4,700,000	4,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$60.52	$45.17	$60.81	$61.10	$76.78

Income from investment operations:
Net investment income	1.20	0.88	0.72	0.70	0.64
Net realized and unrealized gain (loss)	3.08	15.36	(15.64)	(0.30)	(15.71)

Total from investment operations	4.28	16.24	(14.92)	0.40	(15.07)

Less distributions from:
Net investment income	(1.18)	(0.89)	(0.72)	(0.69)	(0.61)
Net realized gain	—	—	—	—	(0.00)[e]
Return of capital	(0.21)	—	—	—	—

Total distributions	(1.39)	(0.89)	(0.72)	(0.69)	(0.61)

Net asset value, end of period	$63.41	$60.52	$45.17	$60.81	$61.10

Total return	7.12%	36.12%	(24.59)%	0.68%	(19.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,984,792	$2,084,785	$919,140	$419,571	$207,723
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	1.87%	1.62%	1.66%	1.23%	1.01%
Portfolio turnover rate[d]	5%	5%	5%	8%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$47.03	$35.97	$49.59	$50.99	$79.30

Income from investment operations:
Net investment income	0.53	0.37	0.31	0.23	0.14
Net realized and unrealized gain (loss)	(0.06)	11.07	(13.63)	(1.41)	(28.20)

Total from investment operations	0.47	11.44	(13.32)	(1.18)	(28.06)

Less distributions from:
Net investment income	(0.53)	(0.38)	(0.30)	(0.22)	(0.14)
Net realized gain	—	—	—	—	(0.11)
Return of capital	(0.04)	—	—	—	—

Total distributions	(0.57)	(0.38)	(0.30)	(0.22)	(0.25)

Net asset value, end of period	$46.93	$47.03	$35.97	$49.59	$50.99

Total return	0.98%	31.88%	(26.87)%	(2.30)%	(35.47)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,129,992	$1,646,146	$915,350	$483,465	$209,078
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.27%	0.87%	0.92%	0.52%	0.26%
Portfolio turnover rate[d]	14%	9%	13%	22%	11%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$59.75	$43.45	$57.62	$56.18	$56.10

Income from investment operations:
Net investment income	1.40	1.15	1.02	0.90	0.66
Net realized and unrealized gain (loss)	6.30	16.32	(14.18)	1.43	0.04

Total from investment operations	7.70	17.47	(13.16)	2.33	0.70

Less distributions from:
Net investment income	(1.54)	(1.17)	(1.01)	(0.89)	(0.62)

Total distributions	(1.54)	(1.17)	(1.01)	(0.89)	(0.62)

Net asset value, end of period	$65.91	$59.75	$43.45	$57.62	$56.18

Total return	13.02%	40.48%	(22.95)%	4.22%	1.22%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,791,379	$2,706,693	$984,133	$691,389	$191,005
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	2.42%	2.29%	2.29%	1.82%	1.64%
Portfolio turnover rate[d]	15%	12%	20%	16%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$117.60	$72.62	$100.78	$89.80	$94.33

Income from investment operations:
Net investment income	1.47	1.00	1.02	1.04	0.98
Net realized and unrealized gain (loss)	4.73	44.95	(28.15)	10.90	(4.47)

Total from investment operations	6.20	45.95	(27.13)	11.94	(3.49)

Less distributions from:
Net investment income	(1.22)	(0.90)	(1.03)	(0.96)	(0.88)
Net realized gain	—	—	—	—	(0.16)
Return of capital	(0.31)	(0.07)	—	—	—

Total distributions	(1.53)	(0.97)	(1.03)	(0.96)	(1.04)

Net asset value, end of period	$122.27	$117.60	$72.62	$100.78	$89.80

Total return	5.27%	63.44%	(26.99)%	13.40%	(3.77)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,908,105	$5,280,402	$1,706,545	$2,438,900	$713,939
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.20%	1.08%	1.28%	1.25%	1.39%
Portfolio turnover rate[d]	17%	26%	30%	20%	39%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$62.52	$38.56	$56.68	$54.48	$81.36

Income from investment operations:
Net investment income	0.20	0.20	0.21	0.11	0.05
Net realized and unrealized gain (loss)	0.25	23.97	(18.14)	2.19	(26.85)

Total from investment operations	0.45	24.17	(17.93)	2.30	(26.80)

Less distributions from:
Net investment income	(0.17)	(0.21)	(0.19)	(0.10)	(0.04)
Net realized gain	—	—	—	—	(0.04)
Return of capital	(0.04)	—	—	—	—

Total distributions	(0.21)	(0.21)	(0.19)	(0.10)	(0.08)

Net asset value, end of period	$62.76	$62.52	$38.56	$56.68	$54.48

Total return	0.74%	62.76%	(31.65)%	4.24%	(32.96)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,105,733	$1,522,368	$638,186	$436,412	$155,258
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.37%	0.38%	0.58%	0.22%	0.14%
Portfolio turnover rate[d]	22%	37%	41%	28%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$171.23	$105.91	$140.83	$116.50	$103.35

Income from investment operations:
Net investment income	2.98	2.22	2.23	2.30	1.49
Net realized and unrealized gain (loss)	13.36	65.25	(34.90)	24.16	12.97

Total from investment operations	16.34	67.47	(32.67)	26.46	14.46

Less distributions from:
Net investment income	(3.13)	(2.00)	(2.25)	(2.13)	(1.28)
Net realized gain	—	—	—	—	(0.03)
Return of capital	—	(0.15)	—	—	—

Total distributions	(3.13)	(2.15)	(2.25)	(2.13)	(1.31)

Net asset value, end of period	$184.44	$171.23	$105.91	$140.83	$116.50

Total return	9.58%	64.00%	(23.35)%	23.05%	14.05%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,711,333	$1,712,273	$635,447	$837,968	$273,763
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.84%	1.64%	1.85%	2.07%	2.40%
Portfolio turnover rate[d]	23%	16%	45%	26%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2005, the Trust offered 74 investment portfolios or funds.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, and iShares Russell 2000 Value Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund are valued primarily on the basis of market prices. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2005, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Russell 1000	$—	$91,622,537	$(27,270,924)	$64,351,613
Russell 1000 Growth	—	(78,369,442)	(128,176,558)	(206,546,000)
Russell 1000 Value	—	410,073,715	(16,167,266)	393,906,449
Russell 2000	—	(729,742,384)	(260,091,027)	(989,833,411)
Russell 2000 Growth	—	34,479,993	(115,513,523)	(81,033,530)
Russell 2000 Value	—	250,751,404	(51,730,448)	199,020,956

For the years ended March 31, 2005 and March 31, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2005.

From November 1, 2004 to March 31, 2005, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2006, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Russell 1000 Value	$10,242,675
Russell 2000	3,910,786

NOTES TO THE FINANCIAL STATEMENTS	49

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Russell 1000	$11,843,596	$9,766,316	$5,661,012	$—	$27,270,924
Russell 1000 Growth	20,107,067	68,492,707	23,134,640	16,442,144	128,176,558
Russell 1000 Value	—	—	5,924,591	—	5,924,591
Russell 2000	47,692,929	112,740,686	58,221,050	37,525,576	256,180,241
Russell 2000 Growth	14,797,300	71,115,684	4,816,733	24,783,806	115,513,523
Russell 2000 Value	—	8,463,729	43,266,719	—	51,730,448

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2005, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2005 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 1000	$2,051,722,086	$209,213,802	$(117,591,265)	$91,622,537
Russell 1000 Growth	3,448,364,848	137,106,446	(215,475,888)	(78,369,442)
Russell 1000 Value	4,767,865,813	524,549,263	(114,475,548)	410,073,715
Russell 2000	9,363,020,573	89,452,732	(819,195,116)	(729,742,384)
Russell 2000 Growth	2,716,820,338	253,868,066	(219,388,073)	34,479,993
Russell 2000 Value	3,223,258,964	375,218,383	(124,466,979)	250,751,404

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of March 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 1000	0.15%
Russell 1000 Growth	0.20
Russell 1000 Value	0.20
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$135,263
Russell 1000 Growth	159,989
Russell 1000 Value	326,389
Russell 2000	3,678,727
Russell 2000 Growth	1,202,341
Russell 2000 Value	1,222,741

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2005, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 under the 1940 Act, the Funds executed cross trades for the year ended March 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first three quarters of the fiscal year ended March 31, 2005 and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last quarter of the fiscal year.

NOTES TO THE FINANCIAL STATEMENTS	51

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment by each Fund in shares of issuers of which BFGA is an affiliate for the year ended March 31, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Russell 1000
IMMF	8,495	165,425	172,250	1,670	$1,669,590	$27,191

Russell 1000 Growth
IMMF	4,186	179,604	182,243	1,547	1,547,461	31,851

Russell 1000 Value
IMMF	14,966	385,713	396,899	3,780	3,779,566	56,695

Russell 2000
IMMF	12,065	574,928	583,954	3,039	3,039,092	112,717

Russell 2000 Growth
IMMF	1,648	168,038	168,850	836	835,514	28,407

Russell 2000 Value
IMMF	6,125	241,570	246,149	1,546	1,545,674	46,649

During the year ended March 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for the securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of March 31, 2005, certain trustees and officers of the Trust are also officers of BGI.

52	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2005 were as follows:

iShares Index Fund	Purchases	Sales
Russell 1000	$96,423,986	$92,580,117
Russell 1000 Growth	334,858,346	337,932,857
Russell 1000 Value	579,428,957	562,343,833
Russell 2000	1,033,099,254	1,021,342,777
Russell 2000 Growth	412,796,416	404,539,676
Russell 2000 Value	534,902,884	531,427,895

In-kind transactions (see Note 4) for the year ended March 31, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 1000	$571,260,711	$760,974,317
Russell 1000 Growth	2,080,957,143	592,428,019
Russell 1000 Value	2,333,262,762	650,166,969
Russell 2000	16,863,375,279	15,517,288,865
Russell 2000 Growth	1,428,644,679	880,688,167
Russell 2000 Value	1,531,064,019	721,063,051

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

NOTES TO THE FINANCIAL STATEMENTS	53

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2005, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of March 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

54	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Russell Series Funds (the “Funds”), as listed on the table of contents, at March 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	55

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended March 31, 2005 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
Russell 1000	100.00%
Russell 1000 Growth	100.00
Russell 1000 Value	100.00
Russell 2000	76.17
Russell 2000 Growth	100.00
Russell 2000 Value	76.06

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended March 31, 2005:

iShares Index Fund	Qualified Dividend Income
Russell 1000	$31,985,327
Russell 1000 Growth	30,690,058
Russell 1000 Value	82,434,094
Russell 2000	37,729,707
Russell 2000 Growth	5,830,852
Russell 2000 Value	21,602,724

56	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2005, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 1000 Index Fund

Period Covered: July 1, 2000 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5%	10	0.84%
Between 0.5% and – 0.5%	1,159	97.56
Less than – 0.5% and Greater than – 1.0%	13	1.09
Less than – 1.0%	6	0.51

	1,188	100.00%

iShares Russell 1000 Growth Index Fund

Period Covered: July 1, 2000 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5%	12	1.01%
Between 0.5% and – 0.5%	1,151	96.88
Less than – 0.5% and Greater than – 1.0%	18	1.52
Less than – 1.0%	7	0.59

	1,188	100.00%

SUPPLEMENTAL INFORMATION	57

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Value Index Fund

Period Covered: July 1, 2000 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5%	8	0.67%
Between 0.5% and – 0.5%	1,167	98.24
Less than – 0.5% and Greater than – 1.0%	8	0.67
Less than – 1.0%	5	0.42

	1,188	100.00%

iShares Russell 2000 Index Fund

Period Covered: July 1, 2000 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5%	22	1.85
Between 0.5% and – 0.5%	1,128	94.95
Less than – 0.5% and Greater than – 1.0%	29	2.44
Less than – 1.0%	9	0.76

	1,188	100.00%

iShares Russell 2000 Growth Index Fund

Period Covered: October 1, 2000 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 1.0%	5	0.44
Greater than 0.5% and Less than 1.0%	38	3.38
Between 0.5% and – 0.5%	1,038	92.26
Less than – 0.5% and Greater than – 1.0%	29	2.58
Less than – 1.0% and Greater than – 1.5%	11	0.98
Less than – 1.5%	4	0.36

	1,125	100.00%

58	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Value Index Fund

Period Covered: October 1, 2000 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5%	15	1.33%
Between 0.5% and – 0.5%	1,084	96.36
Less than – 0.5% and Greater than – 1.0%	19	1.69
Less than – 1.0%	7	0.62

	1,125	100.00%

SUPPLEMENTAL INFORMATION	59

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 98 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman, and President (since June 18, 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Trustee (since 2003) of BGI Cayman Prime Money Market Fund; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

60	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since February 15, 2000).	Acting Dean (since 2004) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Hass School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Master Investment Portfolio and Barclays Global Investors Funds; Director (since 2002) of iShares, Inc.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

George G.C. Parker, 1939	Trustee (since February 15, 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since January 1, 2002).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

TRUSTEE INFORMATION	61

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

62	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Goods Sector (IYK)
iShares Dow Jones U.S. Consumer Services Sector (IYC)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares KLD Select SocialSM (KLD)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares GS $InvesTop™ Corporate (LQD)
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

1667-iS-0405

66	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-010-03005

Item 1.	Reports to Stockholders

iShares®

2005 ANNUAL REPORT TO SHAREHOLDERS | MARCH 31, 2005

iSHARES RUSSELL SERIES

Electronic delivery of this document may be available to you. See inside for details.

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	6.95%	6.93%	7.09%	(1.14)%	(1.15)%	(0.93)%	(5.40)%	(5.45)%	(4.44)%
Russell 3000 Growth	0.91%	0.86%	1.15%	(11.22)%	(11.23)%	(11.01)%	(42.77)%	(42.80)%	(42.15)%
Russell 3000 Value	12.61%	12.55%	12.88%	6.53%	6.52%	6.79%	34.54%	34.43%	36.09%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. The Fund invests in substantially all of the securities in the Index in approximately the same proportions as in the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 6.95%, while the Index returned 7.09%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	21.71%
Financial	20.55
Technology	11.35
Industrial	11.00
Communications	10.55
Consumer Cyclical	10.07
Energy	8.18
Utilities	3.41
Basic Materials	3.03
Diversified	0.03
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Exxon Mobil Corp.	3.04%
General Electric Co.	2.97
Citigroup Inc.	1.81
Microsoft Corp.	1.73
Pfizer Inc.	1.57
Johnson & Johnson	1.56
Bank of America Corp.	1.40
International Business Machines Corp.	1.20
Intel Corp.	1.17
Procter & Gamble Co.	1.06

TOTAL	17.51%

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in substantially all of the securities in the Growth Index in approximately the same proportions as in the Growth Index. For the reporting period, the Growth Fund returned 0.91%, while the Growth Index returned 1.15%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	34.71%
Technology	19.07
Consumer Cyclical	13.81
Communications	11.21
Industrial	9.07
Financial	8.43
Energy	2.19
Basic Materials	1.24
Utilities	0.19
Diversified	0.01
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Pfizer Inc.	3.34%
Johnson & Johnson	3.32
Microsoft Corp.	2.95
Intel Corp.	2.50
Wal-Mart Stores Inc.	2.15
Procter & Gamble Co.	2.07
Cisco Systems Inc.	2.02
International Business Machines Corp.	1.71
Dell Inc.	1.62
PepsiCo Inc.	1.43

TOTAL	23.11%

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 12.61%, while the Value Index returned 12.88%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Financial	31.28%
Energy	13.37
Industrial	12.70
Consumer Non-Cyclical	10.13
Communications	9.96
Consumer Cyclical	6.81
Utilities	6.29
Technology	4.63
Basic Materials	4.61
Diversified	0.06
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
Exxon Mobil Corp.	5.69%
General Electric Co.	4.93
Citigroup Inc.	3.42
Bank of America Corp.	2.63
Altria Group Inc.	1.98
ChevronTexaco Corp.	1.83
JP Morgan Chase & Co.	1.82
Wells Fargo & Co.	1.47
Verizon Communications Inc.	1.45
Wachovia Corp.	1.21

TOTAL	26.43%

Despite an uncertain investment environment, the U.S. stock market gained ground during the reporting period. An apparent stock rally early in the reporting period gave way to a steady decline throughout the summer of 2004, as investors appeared to grow concerned about the impact of record-high oil prices and rising interest rates on corporate profit growth. However, stocks rebounded sharply in the last three months of 2004 amid falling oil prices, the conclusion of the presidential election, and general investor confidence that the Federal Reserve Board’s gradual series of short-term interest rate hikes were keeping inflation in check and the economy on a moderate growth track.

Although the stock market gave back some of its late-2004 gains in the first quarter of 2005, the major stock indexes posted solid, positive returns overall for the reporting period. As measured by the Russell indexes, mid-capitalization stocks produced the best results, followed by large-capitalization shares and small-capitalization issues. Value-oriented stocks significantly outperformed growth stocks across all market capitalizations, with the widest margin occurring among large-capitalization stocks.

The best-performing sector in the Index was energy, which benefited largely from a more than 50% surge in the price of oil for the reporting period. Other commodity-based sectors – including utilities, materials, and industrials – also posted strong gains. Just one sector within the Index declined for the reporting period – information technology, which was also the second-largest sector weighting in the Index. Disappointing earnings and a drift away from growth stocks weighed on the technology sector. The largest sector in the Index, financials, also lagged, producing a fractionally positive return for the reporting period as rising interest rates put downward pressure on earnings in the sector.

Financial stocks make up nearly a third of the Value Index, and they posted a modest gain for the reporting period. The second- and third-largest sector weightings – energy and industrials – were strong-performing sectors in the Value Index. Within the Growth Index, the two largest sector weightings were information technology, which declined for the reporting period, and health care, which gained slightly.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Five of the Fund’s ten largest individual holdings as of March 31, 2005, posted positive results for the reporting period, while the other five declined. The top performer was also the Fund’s largest holding – energy producer Exxon Mobil Corp., which reported the largest quarterly profit ever by a publicly traded company due largely to soaring oil prices. Other strong performers included diversified health care giant Johnson & Johnson, which rallied on better-than-expected earnings and a well-received acquisition, and conglomerate General Electric Co., which improved earnings through successful cost management. The most noteworthy decliners were pharmaceutical company Pfizer Inc., which pulled one of its most successful drugs off the market due to health concerns, and semiconductor manufacturer Intel Corp., where product delays led to disappointing profits.

Energy stocks Exxon Mobil Corp. and ChevronTexaco Corp. were the two best performers among the top ten holdings of the Value Fund as of March 31, 2005. Five other stocks in the top ten also gained ground for the reporting period, including tobacco maker Altria Group Inc. and General Electric Co. The three decliners were led by financial stocks JP Morgan Chase & Co. and Citigroup Inc., and followed by telecommunication services provider Verizon Communications Inc.

In the Growth Fund, just three of the top ten holdings as of March 31, 2005, registered positive returns for the reporting period – Johnson & Johnson, computer maker Dell Inc., and consumer products company Procter & Gamble Co. The leading decliners in the Growth Fund for the reporting period were Pfizer Inc., network equipment maker Cisco Systems Inc., and retailer Wal-Mart Stores Inc.

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05			Inception to 3/31/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	13.85%	13.86%	14.05%	9.21%	9.20%	9.35%	38.62%	38.57%	39.34%
Russell Midcap Growth	8.01%	8.19%	8.31%	3.70%	3.73%	3.96%	14.44%	14.56%	15.50%
Russell Midcap Value	18.07%	17.99%	18.34%	12.27%	12.24%	12.46%	53.56%	53.41%	54.62%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/17/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the “Index”). The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the one-year period ended March 31, 2005 (the “reporting period”), the Fund returned 13.85%, while the Index returned 14.05%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Financial	19.23%
Consumer Non-Cyclical	17.83
Consumer Cyclical	15.87
Technology	10.96
Industrial	10.15
Energy	7.56
Utilities	7.45
Communications	6.11
Basic Materials	4.68
Diversified	0.08
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
WellPoint Inc.	1.09%
Apple Computer Inc.	0.98
TXU Corp.	0.65
Burlington Northern Santa Fe Corp.	0.59
Valero Energy Corp.	0.56
Monsanto Co.	0.50
Unocal Corp.	0.48
Marathon Oil Corp.	0.48
Adobe Systems Inc.	0.47
Praxair Inc.	0.46

TOTAL	6.26%

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of the securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 8.01%, while the Growth Index returned 8.31%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	26.71%
Technology	19.47
Consumer Cyclical	19.29
Industrial	10.26
Communications	9.26
Financial	7.09
Energy	5.24
Basic Materials	1.85
Utilities	0.78
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
WellPoint Inc.	1.70%
Apple Computer Inc.	1.19
Adobe Systems Inc.	1.13
Yum! Brands Inc.	1.06
Baker Hughes Inc.	1.05
Genzyme Corp.	0.99
Linear Technology Corp.	0.84
Juniper Networks Inc.	0.83
Marriott International Inc. Class A	0.80
XTO Energy Inc.	0.79

TOTAL	10.38%

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 18.07%, while the Value Index returned 18.34%.

PORTFOLIO ALLOCATION

As of 3/31/05

Sector	% of Net Assets
Financial	27.85%
Consumer Cyclical	13.47
Utilities	12.14
Consumer Non-Cyclical	11.47
Industrial	10.05
Energy	9.20
Basic Materials	6.70
Technology	4.87
Communications	4.02
Diversified	0.14
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/05

Security	% of Net Assets
TXU Corp.	1.09%
Burlington Northern Santa Fe Corp.	1.01
Valero Energy Corp.	0.95
Monsanto Co.	0.85
Apple Computer Inc.	0.84
Unocal Corp.	0.82
Marathon Oil Corp.	0.82
Regions Financial Corp.	0.76
FPL Group Inc.	0.75
Norfolk Southern Corp.	0.74

TOTAL	8.63%

Despite an uncertain investment environment, the U.S. stock market gained ground during the reporting period. An apparent stock rally early in the reporting period gave way to a steady decline throughout the summer of 2004, as investors appeared to grow concerned about the impact of record-high oil prices and rising interest rates on corporate profit growth. However, stocks rebounded sharply in the last three months of 2004 amid falling oil prices, the conclusion of the presidential election, and general investor confidence that the Federal Reserve Board’s gradual series of short-term interest rate hikes were keeping inflation in check and the economy on a moderate growth track.

Although the stock market gave back some of its late-2004 gains in the first quarter of 2005, the major stock indexes posted solid, positive returns overall for the reporting period. As measured by the Russell indexes, mid-capitalization stocks produced the best results, followed by large-capitalization shares and small-capitalization issues. Value-oriented stocks significantly outperformed growth stocks across all market capitalizations.

The best-performing sector in the Index was energy, which benefited largely from a more than 50% surge in the price of oil for the reporting period. Other commodity-based sectors – including utilities, materials, and industrials – also posted strong gains. Just one sector within the Index declined for the reporting period – information technology, which was also the third largest sector weighting in the Index. Disappointing earnings and a drift away from growth stocks weighed on the technology sector. The largest sector in the Index, financials, was the only other sector that did not produce a double-digit gain for the reporting period as rising interest rates put downward pressure on earnings in the sector.

Every sector in the Value Index advanced for the reporting period, led by the same sectors that contributed to the Index’s overall performance. Within the Growth Index, the largest sector weighting was information technology, which declined for the reporting period.

Each of the Fund’s ten largest individual holdings as of March 31, 2005, posted gains of more than 25% for the reporting period. The three best performers produced returns of more than 100% – Apple Computer Inc., TXU Corp., and Valero Energy Corp. Computer and electronics maker Apple benefited from the enormous popularity of its iPod music player; electric utility TXU boosted earnings significantly by cutting costs and

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

selling off underperforming businesses; and oil refiner Valero saw earnings rise sharply as oil prices soared. The laggards among the top ten holdings included chemicals producer Praxair Inc. and health benefits provider WellPoint Inc., the Fund’s largest holding.

Apple, TXU, and Valero were also the top performers among the ten largest holdings of the Value Fund as of March 31, 2005. The lowest returns came from regional bank Regions Financial Corp., which was the only top-ten holding to post a single-digit gain for the reporting period, and Florida-based electric utility FPL Group Inc.

In the Growth Fund’s top ten holdings as of March 31, 2005, Apple (which is in both the Growth Fund and the Value Fund) produced the best results, followed by oil and gas exploration company XTO Energy Inc. Only one of the top ten holdings declined for the reporting period – network equipment maker Juniper Networks Inc., which fell as competition in its core business intensified.

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (October 1, 2004)	Ending Account Value (March 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (October 1, 2004 to March 31, 2005)
Russell 3000
Actual	$1,000.00	$1,076.40	0.20%	$1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.93	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	1,047.90	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25	1.26
Russell 3000 Value
Actual	1,000.00	1,101.70	0.25	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25	1.26
Russell Midcap
Actual	1,000.00	1,132.80	0.20	1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.93	0.20	1.01

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (October 1, 2004)	Ending Account Value (March 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (October 1, 2004 to March 31, 2005)
Russell Midcap Growth
Actual	$1,000.00	$1,118.60	0.25%	$1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25	1.26
Russell Midcap Value
Actual	1,000.00	1,142.60	0.25	1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25	1.26

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (365 days).

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$5,430,950	0.28%

		5,430,950	0.28

AEROSPACE & DEFENSE
Boeing Co. (The)	128,770	7,527,891	0.38
United Technologies Corp.	78,508	7,981,123	0.41
Other securities[1]		18,680,780	0.96

		34,189,794	1.75

AGRICULTURE
Altria Group Inc.	313,331	20,488,714	1.05
Other securities[1]		6,627,806	0.34

		27,116,520	1.39

AIRLINES
Other securities[1]		3,134,713	0.16

		3,134,713	0.16

APPAREL
Other securities[1]		8,370,490	0.43

		8,370,490	0.43

AUTO MANUFACTURERS
Other securities[1]		8,025,688	0.41

		8,025,688	0.41

AUTO PARTS & EQUIPMENT
Other securities[1]		5,407,275	0.28

		5,407,275	0.28

BANKS
Bank of America Corp.	623,070	27,477,387	1.40
U.S. Bancorp	289,493	8,343,188	0.43
Wachovia Corp.	245,691	12,508,129	0.64
Wells Fargo & Co.	257,826	15,417,995	0.79
Other securities[1]		66,008,958	3.37

		129,755,657	6.63

BEVERAGES
Coca-Cola Co. (The)	322,261	13,428,616	0.69
PepsiCo Inc.	260,791	13,829,747	0.71
Other securities[1]		9,339,888	0.47

		36,598,251	1.87

BIOTECHNOLOGY
Amgen Inc.[2]	197,940	11,522,087	0.59
Other securities[1]		15,697,502	0.80

		27,219,589	1.39

BUILDING MATERIALS
Other securities[1]		7,470,548	0.38

		7,470,548	0.38

CHEMICALS
Du Pont (E.I.) de Nemours and Co.	152,800	7,829,472	0.40
Other securities[1]		26,901,840	1.37

		34,731,312	1.77

COAL
Other securities[1]		2,643,863	0.13

		2,643,863	0.13

COMMERCIAL SERVICES
Other securities[1]		28,783,154	1.47

		28,783,154	1.47

COMPUTERS
Dell Inc.[2]	386,803	14,860,971	0.76
Hewlett-Packard Co.	443,334	9,726,748	0.50
International Business Machines Corp.	257,501	23,530,441	1.20
Other securities[1]		32,443,032	1.66

		80,561,192	4.12

COSMETICS & PERSONAL CARE
Gillette Co. (The)	153,258	7,736,464	0.39
Procter & Gamble Co.	392,772	20,816,916	1.06
Other securities[1]		13,909,314	0.72

		42,462,694	2.17

DISTRIBUTION & WHOLESALE
Other securities[1]		5,413,866	0.28

		5,413,866	0.28

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	172,355	8,853,876	0.45
Citigroup Inc.	790,234	35,513,116	1.81
Federal National Mortgage Association	148,014	8,059,362	0.41
JP Morgan Chase & Co.	544,425	18,837,105	0.96

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Merrill Lynch & Co. Inc.	146,336	$8,282,618	0.42%
Morgan Stanley	167,929	9,613,935	0.49
Other securities[1]		48,123,413	2.47

		137,283,425	7.01

ELECTRIC
Other securities[1]		59,591,107	3.04

		59,591,107	3.04

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		8,335,431	0.43

		8,335,431	0.43

ELECTRONICS
Other securities[1]		15,549,242	0.79

		15,549,242	0.79

ENERGY-ALTERNATE SOURCES
Other securities[1]		403,017	0.02

		403,017	0.02

ENERGY & RELATED
Other securities[1]		103,634	0.01

		103,634	0.01

ENGINEERING & CONSTRUCTION
Other securities[1]		2,154,261	0.11

		2,154,261	0.11

ENTERTAINMENT
Other securities[1]		4,598,940	0.23

		4,598,940	0.23

ENVIRONMENTAL CONTROL
Other securities[1]		4,951,305	0.25

		4,951,305	0.25

FOOD
Other securities[1]		33,522,895	1.71

		33,522,895	1.71

FOREST PRODUCTS & PAPER
Other securities[1]		9,890,064	0.51

		9,890,064	0.51

GAS
Other securities[1]		6,495,572	0.33

		6,495,572	0.33

HAND & MACHINE TOOLS
Other securities[1]		2,507,047	0.13

		2,507,047	0.13

HEALTH CARE
Other securities[1]		538,899	0.03

		538,899	0.03

HEALTH CARE-PRODUCTS
Johnson & Johnson	453,594	30,463,373	1.56
Medtronic Inc.	185,168	9,434,310	0.48
Other securities[1]		34,598,284	1.77

		74,495,967	3.81

HEALTH CARE-SERVICES
UnitedHealth Group Inc.	101,980	9,726,852	0.50
Other securities[1]		27,515,323	1.40

		37,242,175	1.90

HOLDING COMPANIES-DIVERSIFIED
Other securities[1]		673,810	0.03

		673,810	0.03

HOME BUILDERS
Other securities[1]		9,742,566	0.50

		9,742,566	0.50

HOME FURNISHINGS
Other securities[1]		3,357,804	0.17

		3,357,804	0.17

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		6,164,627	0.31

		6,164,627	0.31

HOUSEWARES
Other securities[1]		1,306,030	0.07

		1,306,030	0.07

INSURANCE
American International Group Inc.	351,081	19,453,398	0.99
Other securities[1]		58,829,992	3.01

		78,283,390	4.00

INTERNET
Other securities[1]		26,582,209	1.36

		26,582,209	1.36

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
INVESTMENT COMPANIES
Other securities[1]		$1,286,009	0.07%

		1,286,009	0.07

IRON & STEEL
Other securities[1]		4,180,666	0.21

		4,180,666	0.21

LEISURE TIME
Other securities[1]		4,873,647	0.25

		4,873,647	0.25

LODGING
Other securities[1]		10,765,975	0.55

		10,765,975	0.55

MACHINERY
Other securities[1]		14,182,150	0.72

		14,182,150	0.72

MANUFACTURING
General Electric Co.	1,612,818	58,158,217	2.97
3M Co.	119,467	10,237,127	0.52
Other securities[1]		23,591,502	1.21

		91,986,846	4.70

MEDIA
Comcast Corp. Class A2	327,151	11,051,161	0.57
Time Warner Inc.[2]	670,082	11,759,939	0.60
Viacom Inc. Class B	229,694	8,000,242	0.41
Walt Disney Co. (The)	313,489	9,006,539	0.46
Other securities[1]		30,040,482	1.53

		69,858,363	3.57

METAL FABRICATE & HARDWARE
Other securities[1]		2,393,920	0.12

		2,393,920	0.12

MINING
Other securities[1]		10,499,812	0.54

		10,499,812	0.54

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		4,237,314	0.22

		4,237,314	0.22

OFFICE FURNISHINGS
Other securities[1]		911,566	0.05

		911,566	0.05

OIL & GAS
ChevronTexaco Corp.	326,993	19,066,962	0.97
ConocoPhillips	104,772	11,298,612	0.58
Exxon Mobil Corp.	999,391	59,563,704	3.04
Other securities[1]		47,771,030	2.44

		137,700,308	7.03

OIL & GAS SERVICES
Other securities[1]		13,474,181	0.69

		13,474,181	0.69

PACKAGING & CONTAINERS
Other securities[1]		4,447,154	0.23

		4,447,154	0.23

PHARMACEUTICALS
Abbott Laboratories	238,248	11,107,122	0.57
Bristol-Myers Squibb Co.	296,970	7,560,856	0.39
Lilly (Eli) & Co.	148,892	7,757,273	0.40
Merck & Co. Inc.	339,453	10,988,094	0.56
Pfizer Inc.	1,165,944	30,629,349	1.57
Wyeth	203,688	8,591,560	0.44
Other securities[1]		34,116,568	1.73

		110,750,822	5.66

PIPELINES
Other securities[1]		5,839,320	0.30

		5,839,320	0.30

REAL ESTATE
Other securities[1]		1,494,133	0.08

		1,494,133	0.08

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		38,980,868	1.99

		38,980,868	1.99

RETAIL
Home Depot Inc.	342,489	13,096,779	0.67
Wal-Mart Stores Inc.	391,850	19,635,604	1.00
Other securities[1]		94,334,722	4.82

		127,067,105	6.49

SAVINGS & LOANS
Other securities[1]		15,114,546	0.77

		15,114,546	0.77

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Intel Corp.	988,276	$22,957,651	1.17%
Other securities[1]		38,218,911	1.96

		61,176,562	3.13

SOFTWARE
Microsoft Corp.	1,402,049	33,887,524	1.73
Other securities[1]		42,270,486	2.16

		76,158,010	3.89

STORAGE & WAREHOUSING
Other securities[1]		90,397	0.00

		90,397	0.00

TELECOMMUNICATION EQUIPMENT
Other securities[1]		77,032	0.00

		77,032	0.00

TELECOMMUNICATIONS
Cisco Systems Inc.[2]	1,033,078	18,481,765	0.95
QUALCOMM Inc.	247,509	9,071,205	0.46
SBC Communications Inc.	505,942	11,985,766	0.61
Verizon Communications Inc.	423,240	15,025,020	0.77
Other securities[1]		49,892,004	2.55

		104,455,760	5.34

TEXTILES
Other securities[1]		1,678,421	0.09

		1,678,421	0.09

TOYS, GAMES & HOBBIES
Other securities[1]		2,429,419	0.12

		2,429,419	0.12

TRANSPORTATION
Other securities[1]		26,843,732	1.37

		26,843,732	1.37

TRUCKING & LEASING
Other securities[1]		349,538	0.02

		349,538	0.02

WATER
Other securities[1]		667,563	0.03

		667,563	0.03

TOTAL COMMON STOCKS (Cost: $1,959,990,517)		1,955,060,112	99.89

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[3]
Other securities[1]		35,690,573	1.82

		35,690,573	1.82

FLOATING RATE NOTES[3]
Other securities[1]		50,770,184	2.59

		50,770,184	2.59

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,4]	2,559,684	2,559,684	0.13
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4]	1,476,245	1,476,245	0.08
Other securities[1,3]		387,582	0.02

		4,423,511	0.23

REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[5]		36,475,500	1.86

		36,475,500	1.86

TIME DEPOSITS[3]
Other securities[1]		20,156,112	1.03

		20,156,112	1.03

U.S. GOVERNMENT AGENCY NOTES[3]
Other securities[1]		1,718,863	0.09

		1,718,863	0.09

TOTAL SHORT-TERM INVESTMENTS (Cost: $149,234,743)		149,234,743	7.62

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,109,225,260)		2,104,294,855	107.51
Other Assets, Less Liabilities		(146,979,936)	(7.51)

NET ASSETS		$1,957,314,919	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	Non-income earning security.

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2005

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Aggregated repurchase agreements in the amount of $36,475,500, dated 3/31/05, due 4/1/05, with a total maturity value of $36,478,430 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$606,990	0.47%

		606,990	0.47

AEROSPACE & DEFENSE
Boeing Co. (The)	15,886	928,695	0.72
Other securities[1]		877,677	0.68

		1,806,372	1.40

AGRICULTURE
Other securities[1]		31,636	0.02

		31,636	0.02

AIRLINES
Other securities[1]		294,233	0.23

		294,233	0.23

APPAREL
Other securities[1]		705,906	0.55

		705,906	0.55

AUTO MANUFACTURERS
Other securities[1]		106,327	0.08

		106,327	0.08

AUTO PARTS & EQUIPMENT
Other securities[1]		87,403	0.07

		87,403	0.07

BANKS
Other securities[1]		1,917,564	1.48

		1,917,564	1.48

BEVERAGES
Anheuser-Busch Companies Inc.[2]	15,703	744,165	0.58
Coca-Cola Co. (The)	40,606	1,692,052	1.31
PepsiCo Inc.	34,854	1,848,308	1.43
Other securities[1]		139,012	0.10

		4,423,537	3.42

BIOTECHNOLOGY
Amgen Inc.[3]	27,932	1,625,922	1.26
Genentech Inc.[3]	9,541	540,116	0.42
Other securities[1]		1,462,775	1.13

		3,628,813	2.81

BUILDING MATERIALS
Other securities[1]		281,159	0.22

		281,159	0.22

CHEMICALS
Other securities[1]		564,265	0.44

		564,265	0.44

COAL
Other securities[1]		86,195	0.07

		86,195	0.07

COMMERCIAL SERVICES
Other securities[1]		2,666,700	2.06

		2,666,700	2.06

COMPUTERS
Dell Inc.[3]	54,591	2,097,386	1.62
EMC Corp.[3]	41,419	510,282	0.40
International Business Machines Corp.	24,168	2,208,472	1.71
Other securities[1]		2,189,160	1.69

		7,005,300	5.42

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	9,493	495,250	0.38
Gillette Co. (The)	19,991	1,009,146	0.78
Procter & Gamble Co.	50,565	2,679,945	2.07
Other securities[1]		917,636	0.72

		5,101,977	3.95

DISTRIBUTION & WHOLESALE
Other securities[1]		289,862	0.22

		289,862	0.22

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	24,314	1,249,010	0.97
Federal National Mortgage Association	20,877	1,136,753	0.88
Other securities[1]		2,778,523	2.15

		5,164,286	4.00

ELECTRIC
Other securities[1]		241,870	0.19

		241,870	0.19

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		$440,698	0.34%

		440,698	0.34

ELECTRONICS
Other securities[1]		1,408,716	1.09

		1,408,716	1.09

ENERGY-ALTERNATE SOURCES
Other securities[1]		52,435	0.04

		52,435	0.04

ENERGY & RELATED
Other securities[1]		11,712	0.01

		11,712	0.01

ENGINEERING & CONSTRUCTION
Other securities[1]		109,986	0.09

		109,986	0.09

ENTERTAINMENT
Other securities[1]		486,680	0.38

		486,680	0.38

ENVIRONMENTAL CONTROL
Other securities[1]		442,489	0.34

		442,489	0.34

FOOD
Sysco Corp.[2]	13,711	490,854	0.38
Other securities[1]		1,175,664	0.91

		1,666,518	1.29

FOREST PRODUCTS & PAPER
Other securities[1]		8,761	0.01

		8,761	0.01

HAND & MACHINE TOOLS
Other securities[1]		175,408	0.14

		175,408	0.14

HEALTH CARE
Other securities[1]		64,027	0.05

		64,027	0.05

HEALTH CARE-PRODUCTS
Guidant Corp.	6,740	498,086	0.39
Johnson & Johnson	63,947	4,294,681	3.32
Medtronic Inc.[2]	26,123	1,330,967	1.03
Other securities[1]		4,115,999	3.18

		10,239,733	7.92

HEALTH CARE-SERVICES
UnitedHealth Group Inc.	14,388	1,372,327	1.06
WellPoint Inc.[3]	4,122	516,693	0.40
Other securities[1]		1,775,078	1.38

		3,664,098	2.84

HOLDING COMPANIES-DIVERSIFIED
Other securities[1]		11,404	0.01

		11,404	0.01

HOME BUILDERS
Other securities[1]		635,966	0.49

		635,966	0.49

HOME FURNISHINGS
Other securities[1]		213,874	0.17

		213,874	0.17

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		678,062	0.52

		678,062	0.52

HOUSEWARES
Other securities[1]		49,111	0.04

		49,111	0.04

INSURANCE
American International Group Inc.	33,095	1,833,794	1.42
Other securities[1]		1,229,011	0.95

		3,062,805	2.37

INTERNET
eBay Inc.[3]	22,357	833,022	0.65
Yahoo! Inc.[3]	24,636	835,160	0.65
Other securities[1]		1,775,610	1.37

		3,443,792	2.67

INVESTMENT COMPANIES
Other securities[1]		23,833	0.02

		23,833	0.02

IRON & STEEL
Other securities[1]		231,027	0.18

		231,027	0.18

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[1]		$523,983	0.41%

		523,983	0.41

LODGING
Other securities[1]		921,261	0.71

		921,261	0.71

MACHINERY
Caterpillar Inc.	5,615	513,436	0.40
Other securities[1]		655,193	0.50

		1,168,629	0.90

MANUFACTURING
General Electric Co.	26,365	950,722	0.74
3M Co.	16,857	1,444,476	1.12
Other securities[1]		1,283,339	0.99

		3,678,537	2.85

MEDIA
Other securities[1]		3,235,087	2.50

		3,235,087	2.50

METAL FABRICATE & HARDWARE
Other securities[1]		109,461	0.08

		109,461	0.08

MINING
Other securities[1]		796,070	0.62

		796,070	0.62

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		193,429	0.15

		193,429	0.15

OFFICE FURNISHINGS
Other securities[1]		106,712	0.08

		106,712	0.08

OIL & GAS
Other securities[1]		1,155,429	0.89

		1,155,429	0.89

OIL & GAS SERVICES
Other securities[1]		1,497,478	1.16

		1,497,478	1.16

PACKAGING & CONTAINERS
Other securities[1]		223,034	0.17

		223,034	0.17

PHARMACEUTICALS
Abbott Laboratories	33,616	1,567,178	1.21
Cardinal Health Inc.	9,230	515,034	0.40
Lilly (Eli) & Co.	20,998	1,093,996	0.85
Merck & Co. Inc.	21,282	688,898	0.53
Pfizer Inc.	164,369	4,317,974	3.34
Schering-Plough Corp.	31,644	574,339	0.45
Wyeth	15,229	642,359	0.50
Other securities[1]		3,290,292	2.54

		12,690,070	9.82

PIPELINES
Other securities[1]		25,814	0.02

		25,814	0.02

REAL ESTATE
Other securities[1]		114,204	0.09

		114,204	0.09

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		380,906	0.30

		380,906	0.30

RETAIL
Home Depot Inc.	44,319	1,694,759	1.31
Lowe’s Companies Inc.	16,931	966,591	0.75
Target Corp.[2]	19,664	983,593	0.76
Walgreen Co.	22,068	980,261	0.76
Wal-Mart Stores Inc.	55,320	2,772,085	2.15
Other securities[1]		5,736,658	4.43

		13,133,947	10.16

SAVINGS & LOANS
Other securities[1]		224,298	0.17

		224,298	0.17

SEMICONDUCTORS
Applied Materials Inc.[3]	36,182	587,958	0.46
Intel Corp.	139,300	3,235,939	2.50
Texas Instruments Inc.	37,277	950,191	0.74
Other securities[1]		3,446,829	2.66

		8,220,917	6.36

SOFTWARE
First Data Corp.[2]	17,219	676,879	0.52
Microsoft Corp.	157,909	3,816,661	2.95

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Oracle Corp.[3]	72,784	$908,344	0.70%
Other securities[1]		3,828,300	2.97

		9,230,184	7.14

STORAGE & WAREHOUSING
Other securities[1]		4,768	0.00

		4,768	0.00

TELECOMMUNICATION EQUIPMENT
Other securities[1]		12,958	0.01

		12,958	0.01

TELECOMMUNICATIONS
Cisco Systems Inc.[3]	145,834	2,608,970	2.02
Motorola Inc.	50,451	755,251	0.59
Nextel Communications Inc. Class A3	22,080	627,514	0.49
QUALCOMM Inc.	34,915	1,279,635	0.99
Other securities[1]		1,917,953	1.47

		7,189,323	5.56

TEXTILES
Other securities[1]		159,128	0.12

		159,128	0.12

TOYS, GAMES & HOBBIES
Other securities[1]		131,019	0.10

		131,019	0.10

TRANSPORTATION
United Parcel Service Inc. Class B	12,305	895,066	0.69
Other securities[1]		974,007	0.76

		1,869,073	1.45

TRUCKING & LEASING
Other securities[1]		2,037	0.00

		2,037	0.00

WATER
Other securities[1]		1,379	0.00

		1,379	0.00

TOTAL COMMON STOCKS (Cost: $124,865,494)		129,130,665	99.93

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		2,214,112	1.71

		2,214,112	1.71

FLOATING RATE NOTES[4]
Other securities[1]		3,149,594	2.44

		3,149,594	2.44

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	158,793	158,793	0.12
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	28,521	28,521	0.02
Other securities[1,4]		24,044	0.02

		211,358	0.16

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		2,262,801	1.75

		2,262,801	1.75

TIME DEPOSITS[4]
Other securities[1]		1,250,399	0.97

		1,250,399	0.97

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		106,632	0.08

		106,632	0.08

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,194,896)		9,194,896	7.11

TOTAL INVESTMENTS IN SECURITIES (Cost: $134,060,390)		138,325,561	107.04
Other Assets, Less Liabilities		(9,101,831)	(7.04)

NET ASSETS		$129,223,730	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2005

[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $2,262,801, dated 3/31/05, due 4/1/05, with a total maturity value of $2,262,983 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$396,348	0.11%

		396,348	0.11

AEROSPACE & DEFENSE
United Technologies Corp.	21,219	2,157,124	0.59
Other securities[1]		5,313,019	1.46

		7,470,143	2.05

AGRICULTURE
Altria Group Inc.	109,956	7,190,023	1.98
Other securities[1]		2,195,443	0.60

		9,385,466	2.58

AIRLINES
Other securities[1]		405,262	0.11

		405,262	0.11

APPAREL
Other securities[1]		1,181,325	0.32

		1,181,325	0.32

AUTO MANUFACTURERS
Other securities[1]		2,539,525	0.70

		2,539,525	0.70

AUTO PARTS & EQUIPMENT
Other securities[1]		1,657,346	0.46

		1,657,346	0.46

BANKS
Bank of America Corp.	217,424	9,588,398	2.63
BB&T Corp.[2]	30,097	1,176,191	0.32
SunTrust Banks Inc.[2]	17,759	1,279,891	0.35
U.S. Bancorp	93,737	2,701,500	0.74
Wachovia Corp.	86,346	4,395,875	1.21
Wells Fargo & Co.	89,615	5,358,977	1.47
Other securities[1]		16,216,146	4.46

		40,716,978	11.18

BEVERAGES
Other securities[1]		1,886,323	0.52

		1,886,323	0.52

BIOTECHNOLOGY
Other securities[1]		591,632	0.16

		591,632	0.16

BUILDING MATERIALS
Other securities[1]		1,911,728	0.53

		1,911,728	0.53

CHEMICALS
Dow Chemical Co. (The)	47,542	2,369,969	0.65
Du Pont (E.I.) de Nemours and Co.	53,419	2,737,190	0.75
Other securities[1]		5,631,038	1.55

		10,738,197	2.95

COAL
Other securities[1]		655,975	0.18

		655,975	0.18

COMMERCIAL SERVICES
Other securities[1]		3,593,034	0.99

		3,593,034	0.99

COMPUTERS
Hewlett-Packard Co.	163,639	3,590,240	0.99
International Business Machines Corp.	29,774	2,720,748	0.75
Other securities[1]		4,681,702	1.28

		10,992,690	3.02

COSMETICS & PERSONAL CARE
Other securities[1]		2,148,953	0.59

		2,148,953	0.59

DISTRIBUTION & WHOLESALE
Other securities[1]		1,198,378	0.33

		1,198,378	0.33

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	276,603	12,430,539	3.42
Federal Home Loan Mortgage Corp.	34,069	2,153,161	0.59
Goldman Sachs Group Inc. (The)	16,593	1,825,064	0.50
JP Morgan Chase & Co.	191,409	6,622,751	1.82
Lehman Brothers Holdings Inc.	14,502	1,365,508	0.38
Merrill Lynch & Co. Inc.	51,351	2,906,467	0.80

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Morgan Stanley	52,039	$2,979,233	0.82%
Other securities[1]		5,090,303	1.39

		35,373,026	9.72

ELECTRIC
Dominion Resources Inc.	17,338	1,290,467	0.35
Duke Energy Corp.	49,638	1,390,360	0.38
Exelon Corp.	35,525	1,630,242	0.45
Southern Co. (The)	40,011	1,273,550	0.35
TXU Corp.[2]	14,962	1,191,424	0.33
Other securities[1]		13,648,284	3.75

		20,424,327	5.61

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	18,185	1,180,752	0.33
Other securities[1]		631,516	0.17

		1,812,268	0.50

ELECTRONICS
Other securities[1]		1,978,953	0.54

		1,978,953	0.54

ENERGY-ALTERNATE SOURCES
Other securities[1]		9,286	0.00

		9,286	0.00

ENERGY & RELATED
Other securities[1]		12,038	0.00

		12,038	0.00

ENGINEERING & CONSTRUCTION
Other securities[1]		470,991	0.13

		470,991	0.13

ENTERTAINMENT
Other securities[1]		378,693	0.10

		378,693	0.10

ENVIRONMENTAL CONTROL
Other securities[1]		658,247	0.18

		658,247	0.18

FOOD
Other securities[1]		7,607,171	2.09

		7,607,171	2.09

FOREST PRODUCTS & PAPER
Other securities[1]		3,465,897	0.95

		3,465,897	0.95

GAS
Other securities[1]		2,251,933	0.62

		2,251,933	0.62

HAND & MACHINE TOOLS
Other securities[1]		446,796	0.12

		446,796	0.12

HEALTH CARE
Other securities[1]		51,685	0.01

		51,685	0.01

HEALTH CARE-PRODUCTS
Other securities[1]		673,500	0.19

		673,500	0.19

HEALTH CARE-SERVICES
Other securities[1]		3,884,824	1.07

		3,884,824	1.07

HOLDING COMPANIES-DIVERSIFIED
Other securities[1]		220,157	0.06

		220,157	0.06

HOME BUILDERS
Other securities[1]		1,824,595	0.50

		1,824,595	0.50

HOME FURNISHINGS
Other securities[1]		647,786	0.18

		647,786	0.18

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		448,753	0.12

		448,753	0.12

HOUSEWARES
Other securities[1]		333,662	0.09

		333,662	0.09

INSURANCE
Allstate Corp. (The)	37,014	2,000,977	0.55
American International Group Inc.	41,391	2,293,475	0.63
Prudential Financial Inc.	23,832	1,367,957	0.38

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
St. Paul Travelers Companies Inc.	36,148	$1,327,716	0.37%
Other securities[1]		12,887,496	3.53

		19,877,621	5.46

INTERNET
Other securities[1]		753,461	0.21

		753,461	0.21

INVESTMENT COMPANIES
Other securities[1]		378,571	0.10

		378,571	0.10

IRON & STEEL
Other securities[1]		886,801	0.24

		886,801	0.24

LEISURE TIME
Other securities[1]		425,750	0.12

		425,750	0.12

LODGING
Other securities[1]		1,433,518	0.39

		1,433,518	0.39

MACHINERY
Other securities[1]		2,075,369	0.57

		2,075,369	0.57

MANUFACTURING
General Electric Co.	498,187	17,964,623	4.93
Honeywell International Inc.	46,557	1,732,386	0.48
Other securities[1]		3,367,931	0.93

		23,064,940	6.34

MEDIA
Comcast Corp. Class A3	113,353	3,829,064	1.05
Time Warner Inc.[3]	191,349	3,358,175	0.92
Viacom Inc. Class B	60,700	2,114,181	0.58
Walt Disney Co. (The)	78,357	2,251,197	0.62
Other securities[1]		4,888,823	1.35

		16,441,440	4.52

METAL FABRICATE & HARDWARE
Other securities[1]		540,017	0.15

		540,017	0.15

MINING
Other securities[1]		1,709,016	0.47

		1,709,016	0.47

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		1,036,573	0.28

		1,036,573	0.28

OFFICE FURNISHINGS
Other securities[1]		58,753	0.02

		58,753	0.02

OIL & GAS
ChevronTexaco Corp.	113,933	6,643,433	1.83
ConocoPhillips	36,464	3,932,278	1.08
Devon Energy Corp.	25,788	1,231,377	0.34
Exxon Mobil Corp.	347,730	20,724,708	5.69
Occidental Petroleum Corp.	21,126	1,503,537	0.41
Other securities[1]		11,032,266	3.03

		45,067,599	12.38

OIL & GAS SERVICES
Other securities[1]		962,294	0.26

		962,294	0.26

PACKAGING & CONTAINERS
Other securities[1]		971,169	0.27

		971,169	0.27

PHARMACEUTICALS
Bristol-Myers Squibb Co.	91,905	2,339,901	0.64
Wyeth	43,129	1,819,181	0.50
Other securities[1]		2,435,452	0.67

		6,594,534	1.81

PIPELINES
Other securities[1]		1,956,122	0.54

		1,956,122	0.54

REAL ESTATE
Other securities[1]		213,314	0.06

		213,314	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		12,556,203	3.45

		12,556,203	3.45

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
RETAIL
McDonald’s Corp.	68,405	$2,130,132	0.59%
Other securities[1]		9,868,282	2.71

		11,998,414	3.30

SAVINGS & LOANS
Washington Mutual Inc.[2]	47,322	1,869,219	0.51
Other securities[1]		2,909,617	0.80

		4,778,836	1.31

SEMICONDUCTORS
Other securities[1]		986,341	0.27

		986,341	0.27

SOFTWARE
Microsoft Corp.	100,064	2,418,547	0.67
Other securities[1]		1,416,102	0.38

		3,834,649	1.05

STORAGE & WAREHOUSING
Other securities[1]		17,417	0.01

		17,417	0.01

TELECOMMUNICATIONS
BellSouth Corp.[2]	99,526	2,616,539	0.72
SBC Communications Inc.	177,981	4,216,370	1.16
Sprint Corp. (FON Group)	60,208	1,369,732	0.38
Verizon Communications Inc.	148,343	5,266,177	1.45
Other securities[1]		5,197,853	1.42

		18,666,671	5.13

TEXTILES
Other securities[1]		149,433	0.04

		149,433	0.04

TOYS, GAMES & HOBBIES
Other securities[1]		525,176	0.14

		525,176	0.14

TRANSPORTATION
Other securities[1]		4,738,900	1.30

		4,738,900	1.30

TRUCKING & LEASING
Other securities[1]		112,177	0.03

		112,177	0.03

WATER
Other securities[1]		223,501	0.06

		223,501	0.06

TOTAL COMMON STOCKS (Cost: $316,208,195)		363,478,471	99.84

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		6,505,295	1.79

		6,505,295	1.79

FLOATING RATE NOTES[4]
Other securities[1]		9,253,842	2.54

		9,253,842	2.54

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	466,552	466,552	0.13
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	182,088	182,088	0.05
Other securities[1,4]		70,644	0.02

		719,284	0.20

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		6,648,361	1.83

		6,648,361	1.83

TIME DEPOSITS[4]
Other securities[1]		3,673,838	1.01

		3,673,838	1.01

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2005

Security	Value	% of Net Assets
U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]	$313,296	0.08%

	313,296	0.08

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,113,916)	27,113,916	7.45

TOTAL INVESTMENTS IN SECURITIES (Cost: $343,322,111)	390,592,387	107.29
Other Assets, Less Liabilities	(26,541,445)	(7.29)

NET ASSETS	$364,050,942	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $6,648,361, dated 3/31/05, due 4/1/05, with a total maturity value of $6,648,895 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$4,913,329	0.41%

		4,913,329	0.41

AEROSPACE & DEFENSE
Other securities[1]		9,296,193	0.77

		9,296,193	0.77

AGRICULTURE
Monsanto Co.	94,193	6,075,447	0.50
Reynolds American Inc.[2]	53,303	4,295,689	0.36
Other securities[1]		3,719,956	0.31

		14,091,092	1.17

AIRLINES
Southwest Airlines Co.	280,830	3,999,019	0.33
Other securities[1]		1,276,399	0.11

		5,275,418	0.44

APPAREL
Coach Inc.[3]	66,884	3,787,641	0.32
Other securities[1]		7,081,599	0.58

		10,869,240	0.90

AUTO MANUFACTURERS
PACCAR Inc.	62,360	4,514,240	0.38
Other securities[1]		1,923,461	0.16

		6,437,701	0.54

AUTO PARTS & EQUIPMENT
Johnson Controls Inc.	67,539	3,765,975	0.31
Other securities[1]		4,991,101	0.42

		8,757,076	0.73

BANKS
North Fork Bancorp Inc.	153,406	4,255,482	0.35
Regions Financial Corp.	163,919	5,310,976	0.44
Other securities[1]		56,010,866	4.66

		65,577,324	5.45

BEVERAGES
Other securities[1]		6,482,866	0.54

		6,482,866	0.54

BIOTECHNOLOGY
Genzyme Corp.[3]	87,052	4,982,856	0.41
Other securities[1]		11,857,643	0.99

		16,840,499	1.40

BUILDING MATERIALS
Other securities[1]		7,403,673	0.62

		7,403,673	0.62

CHEMICALS
Air Products & Chemicals Inc.	80,780	5,112,566	0.42
PPG Industries Inc.	60,969	4,360,503	0.36
Praxair Inc.	115,491	5,527,399	0.46
Other securities[1]		20,141,188	1.68

		35,141,656	2.92

COAL
Other securities[1]		5,490,101	0.46

		5,490,101	0.46

COMMERCIAL SERVICES
McKesson Corp.	103,418	3,904,029	0.32
Other securities[1]		30,654,715	2.55

		34,558,744	2.87

COMPUTERS
Apple Computer Inc.[3]	282,769	11,782,984	0.98
Electronic Data Systems Corp.	180,890	3,738,996	0.31
Other securities[1]		31,834,676	2.65

		47,356,656	3.94

COSMETICS & PERSONAL CARE
Other securities[1]		2,944,708	0.24

		2,944,708	0.24

DISTRIBUTION & WHOLESALE
Other securities[1]		9,072,188	0.75

		9,072,188	0.75

DIVERSIFIED FINANCIAL SERVICES
Bear Stearns Companies Inc. (The)	40,231	4,019,077	0.33
Other securities[1]		26,557,737	2.21

		30,576,814	2.54

ELECTRIC
Edison International	115,772	4,019,604	0.33
FPL Group Inc.	131,434	5,277,075	0.44
PG&E Corp.[2]	141,715	4,832,481	0.40
Public Service Enterprise Group Inc.	84,091	4,573,709	0.38

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
TXU Corp.[2]	97,649	$7,775,790	0.65%
Other securities[1]		53,726,563	4.47

		80,205,222	6.67

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		6,582,096	0.55

		6,582,096	0.55

ELECTRONICS
Other securities[1]		22,508,003	1.87

		22,508,003	1.87

ENGINEERING & CONSTRUCTION
Other securities[1]		2,684,656	0.22

		2,684,656	0.22

ENTERTAINMENT
Other securities[1]		2,648,649	0.22

		2,648,649	0.22

ENVIRONMENTAL CONTROL
Other securities[1]		2,803,452	0.23

		2,803,452	0.23

FOOD
Archer-Daniels-Midland Co.	206,967	5,087,249	0.42
Kroger Co.[3]	262,047	4,200,613	0.35
Other securities[1]		24,261,999	2.02

		33,549,861	2.79

FOREST PRODUCTS & PAPER
Other securities[1]		8,841,650	0.74

		8,841,650	0.74

GAS
Other securities[1]		8,533,893	0.71

		8,533,893	0.71

HAND & MACHINE TOOLS
Other securities[1]		4,011,170	0.33

		4,011,170	0.33

HEALTH CARE-PRODUCTS
Other securities[1]		23,210,947	1.93

		23,210,947	1.93

HEALTH CARE-SERVICES
WellPoint Inc.[3]	104,582	13,109,354	1.09
Other securities[1]		26,389,942	2.19

		39,499,296	3.28

HOLDING COMPANIES–DIVERSIFIED
Other securities[1]		952,938	0.08

		952,938	0.08

HOME BUILDERS
Other securities[1]		18,462,337	1.54

		18,462,337	1.54

HOME FURNISHINGS
Other securities[1]		5,893,990	0.49

		5,893,990	0.49

HOUSEHOLD PRODUCTS & WARES
Fortune Brands Inc.	51,976	4,190,825	0.35
Other securities[1]		6,535,350	0.54

		10,726,175	0.89

HOUSEWARES
Other securities[1]		2,139,084	0.18

		2,139,084	0.18

INSURANCE
CIGNA Corp.	47,710	4,260,503	0.36
Loews Corp.	52,808	3,883,500	0.32
Principal Financial Group Inc.	113,450	4,366,690	0.36
Other securities[1]		44,935,640	3.74

		57,446,333	4.78

INTERNET
Other securities[1]		10,055,098	0.84

		10,055,098	0.84

INVESTMENT COMPANIES
Other securities[1]		2,159,039	0.18

		2,159,039	0.18

IRON & STEEL
Other securities[1]		5,492,131	0.46

		5,492,131	0.46

LEISURE TIME
Other securities[1]		3,689,769	0.31

		3,689,769	0.31

LODGING
Marriott International Inc. Class A	68,420	4,574,561	0.38
Starwood Hotels & Resorts Worldwide Inc.	73,554	4,415,447	0.37

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
Other securities[1]		$12,974,892	1.08%

		21,964,900	1.83

MACHINERY
Other securities[1]		7,856,598	0.65

		7,856,598	0.65

MANUFACTURING
Other securities[1]		24,887,486	2.07

		24,887,486	2.07

MEDIA
Other securities[1]		26,575,145	2.21

		26,575,145	2.21

METAL FABRICATE & HARDWARE
Other securities[1]		2,850,432	0.24

		2,850,432	0.24

MINING
Other securities[1]		6,825,198	0.57

		6,825,198	0.57

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[3]	339,581	5,144,652	0.43
Other securities[1]		4,102,682	0.34

		9,247,334	0.77

OFFICE FURNISHINGS
Other securities[1]		1,943,424	0.16

		1,943,424	0.16

OIL & GAS
EOG Resources Inc.	81,814	3,987,614	0.33
Marathon Oil Corp.	122,756	5,759,712	0.48
Unocal Corp.	93,656	5,777,639	0.48
Valero Energy Corp.	91,494	6,703,765	0.56
Other securities[1]		32,592,117	2.71

		54,820,847	4.56

OIL & GAS SERVICES
Baker Hughes Inc.	118,437	5,269,262	0.44
Other securities[1]		11,851,862	0.98

		17,121,124	1.42

PACKAGING & CONTAINERS
Other securities[1]		8,544,132	0.71

		8,544,132	0.71

PHARMACEUTICALS
Medco Health Solutions Inc.[3]	96,333	4,775,227	0.40
Other securities[1]		27,695,603	2.30

		32,470,830	2.70

PIPELINES
Other securities[1]		13,425,439	1.12

		13,425,439	1.12

REAL ESTATE
Other securities[1]		2,023,656	0.17

		2,023,656	0.17

REAL ESTATE INVESTMENT TRUSTS
Equity Office Properties Trust	143,437	4,321,757	0.36
Other securities[1]		59,117,809	4.92

		63,439,566	5.28

RETAIL
Bed Bath & Beyond Inc.[3]	106,786	3,901,960	0.32
Federated Department Stores Inc.	60,079	3,823,428	0.32
May Department Stores Co. (The)	104,971	3,886,026	0.32
Penney (J.C.) Co. Inc. (Holding Co.)	86,576	4,495,026	0.37
Sears Holdings Corp.[2,3]	35,635	4,745,513	0.39
Yum! Brands Inc.	102,853	5,328,814	0.44
Other securities[1]		59,296,546	4.95

		85,477,313	7.11

SAVINGS & LOANS
Other securities[1]		10,065,093	0.84

		10,065,093	0.84

SEMICONDUCTORS
Linear Technology Corp.	109,953	4,212,299	0.35
Other securities[1]		33,465,429	2.78

		37,677,728	3.13

SOFTWARE
Adobe Systems Inc.	84,846	5,699,106	0.47
Other securities[1]		31,751,457	2.64

		37,450,563	3.11

TELECOMMUNICATIONS
Juniper Networks Inc.2,[3]	188,360	4,155,222	0.34
Other securities[1]		27,805,213	2.32

		31,960,435	2.66

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[1]		$3,397,695	0.28%

		3,397,695	0.28

TOYS, GAMES & HOBBIES
Other securities[1]		4,837,231	0.40

		4,837,231	0.40

TRANSPORTATION
Burlington Northern Santa Fe Corp.	131,858	7,111,102	0.59
Norfolk Southern Corp.	139,338	5,162,473	0.43
Other securities[1]		10,388,986	0.86

		22,662,561	1.88

WATER
Other securities[1]		799,568	0.07

		799,568	0.07

TOTAL COMMON STOCKS (Cost: $1,074,006,774)		1,201,505,365	99.92

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		30,402,108	2.53

		30,402,108	2.53

FLOATING RATE NOTES[4]
Other securities[1]		43,247,280	3.60

		43,247,280	3.60

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	2,180,402	2,180,402	0.18
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	1,286,721	1,286,721	0.11
Other securities[1,4]		330,152	0.03

		3,797,275	0.32

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		31,070,721	2.58

		31,070,721	2.58

TIME DEPOSITS[4]
Other securities[1]		17,169,457	1.43

		17,169,457	1.43

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		1,464,169	0.12

		1,464,169	0.12

TOTAL SHORT-TERM INVESTMENTS (Cost: $127,151,010)		127,151,010	10.58

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,201,157,784)		1,328,656,375	110.50
Other Assets, Less Liabilities		(126,202,096)	(10.50)

NET ASSETS		$1,202,454,279	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $31,070,721, dated 3/31/05, due 4/1/05, with a total maturity value of $31,073,215 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$6,620,090	0.79%

		6,620,090	0.79

AEROSPACE & DEFENSE
Rockwell Collins Inc.	105,624	5,026,646	0.60
Other securities[1]		4,917,967	0.58

		9,944,613	1.18

AIRLINES
Southwest Airlines Co.	371,834	5,294,916	0.63
Other securities[1]		1,520,220	0.18

		6,815,136	0.81

APPAREL
Coach Inc.[2]	112,095	6,347,940	0.76
Other securities[1]		1,637,517	0.19

		7,985,457	0.95

AUTO MANUFACTURERS
Other securities[1]		2,267,327	0.27

		2,267,327	0.27

AUTO PARTS & EQUIPMENT
Other securities[1]		1,955,421	0.23

		1,955,421	0.23

BANKS
Other securities[1]		16,896,381	2.01

		16,896,381	2.01

BEVERAGES
Other securities[1]		3,239,195	0.38

		3,239,195	0.38

BIOTECHNOLOGY
Genzyme Corp.[2]	145,829	8,347,252	0.99
Other securities[1]		17,665,180	2.10

		26,012,432	3.09

BUILDING MATERIALS
American Standard Companies Inc.	110,806	5,150,263	0.61
Other securities[1]		277,513	0.03

		5,427,776	0.64

CHEMICALS
Other securities[1]		9,007,886	1.07

		9,007,886	1.07

COAL
Other securities[1]		2,175,927	0.26

		2,175,927	0.26

COMMERCIAL SERVICES
Block (H & R) Inc.	98,214	4,967,664	0.59
Moody’s Corp.	74,814	6,049,460	0.72
Other securities[1]		28,988,427	3.44

		40,005,551	4.75

COMPUTERS
Apple Computer Inc.[2]	240,935	10,039,761	1.19
Lexmark International Inc.[3]	77,395	6,189,278	0.74
Network Appliance Inc.[2]	193,953	5,364,740	0.64
SunGard Data Systems Inc.[3]	151,208	5,216,676	0.62
Other securities[1]		21,424,492	2.54

		48,234,947	5.73

COSMETICS & PERSONAL CARE
Other securities[1]		4,619,552	0.55

		4,619,552	0.55

DISTRIBUTION & WHOLESALE
Other securities[1]		5,066,993	0.60

		5,066,993	0.60

DIVERSIFIED FINANCIAL SERVICES
Chicago Mercantile Exchange Holdings Inc.	19,674	3,817,346	0.45
Legg Mason Inc.	62,348	4,871,873	0.58
T. Rowe Price Group Inc.	64,820	3,849,012	0.46
Other securities[1]		12,629,216	1.50

		25,167,447	2.99

ELECTRIC
AES Corp. (The)[2]	379,537	6,216,816	0.74
Other securities[1]		319,672	0.04

		6,536,488	0.78

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		5,509,060	0.65

		5,509,060	0.65

ELECTRONICS
Fisher Scientific International Inc.[2]	64,907	3,694,506	0.44
Other securities[1]		19,225,010	2.28

		22,919,516	2.72

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[1]		$2,453,954	0.29%

		2,453,954	0.29

ENTERTAINMENT
Other securities[1]		3,161,912	0.38

		3,161,912	0.38

ENVIRONMENTAL CONTROL
Other securities[1]		1,749,280	0.21

		1,749,280	0.21

FOOD
Hershey Foods Corp.	80,377	4,859,593	0.58
Whole Foods Market Inc.[3]	36,823	3,760,733	0.45
Other securities[1]		4,113,322	0.48

		12,733,648	1.51

HAND & MACHINE TOOLS
Other securities[1]		3,252,018	0.39

		3,252,018	0.39

HEALTH CARE-PRODUCTS
Bard (C.R.) Inc.	62,148	4,231,036	0.50
Biomet Inc.	151,548	5,501,192	0.65
Patterson Companies Inc.[2,3]	72,917	3,642,204	0.43
Other securities[1]		23,706,883	2.82

		37,081,315	4.40

HEALTH CARE-SERVICES
Coventry Health Care Inc.[2]	62,568	4,263,384	0.51
Laboratory Corp. of America Holdings[2]	79,740	3,843,468	0.46
Quest Diagnostics Inc.	48,503	5,099,120	0.61
WellPoint Inc.[2]	114,468	14,348,564	1.70
Other securities[1]		16,507,181	1.95

		44,061,717	5.23

HOME BUILDERS
Other securities[1]		14,294,659	1.70

		14,294,659	1.70

HOME FURNISHINGS
Other securities[1]		4,710,295	0.56

		4,710,295	0.56

HOUSEHOLD PRODUCTS & WARES
Avery Dennison Corp.	65,796	4,074,746	0.48
Fortune Brands Inc.	81,888	6,602,629	0.79
Other securities[1]		4,992,438	0.59

		15,669,813	1.86

HOUSEWARES
Other securities[1]		266,549	0.03

		266,549	0.03

INSURANCE
Other securities[1]		6,944,610	0.82

		6,944,610	0.82

INTERNET
Other securities[1]		13,498,794	1.60

		13,498,794	1.60

INVESTMENT COMPANIES
Other securities[1]		573,892	0.07

		573,892	0.07

IRON & STEEL
Other securities[1]		2,704,119	0.32

		2,704,119	0.32

LEISURE TIME
Other securities[1]		3,336,441	0.40

		3,336,441	0.40

LODGING
Hilton Hotels Corp.	195,244	4,363,703	0.52
Marriott International Inc. Class A	101,018	6,754,063	0.80
Other securities[1]		12,256,895	1.46

		23,374,661	2.78

MACHINERY
Rockwell Automation Inc.	72,191	4,088,898	0.49
Other securities[1]		4,150,998	0.49

		8,239,896	0.98

MANUFACTURING
Dover Corp.	97,578	3,687,473	0.44
Other securities[1]		6,665,229	0.79

		10,352,702	1.23

MEDIA
Other securities[1]		27,538,140	3.27

		27,538,140	3.27

METAL FABRICATE & HARDWARE
Other securities[1]		2,769,076	0.33

		2,769,076	0.33

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
MINING
Other securities[1]		$3,877,363	0.46%

		3,877,363	0.46

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		4,227,255	0.50

		4,227,255	0.50

OFFICE FURNISHINGS
Other securities[1]		2,771,173	0.33

		2,771,173	0.33

OIL & GAS
XTO Energy Inc.	203,085	6,669,311	0.79
Other securities[1]		10,908,326	1.30

		17,577,637	2.09

OIL & GAS SERVICES
Baker Hughes Inc.	198,417	8,827,572	1.05
BJ Services Co.	95,840	4,972,179	0.59
Smith International Inc.	62,175	3,900,238	0.46
Other securities[1]		5,985,694	0.71

		23,685,683	2.81

PACKAGING & CONTAINERS
Other securities[1]		5,026,473	0.60

		5,026,473	0.60

PHARMACEUTICALS
Allergan Inc.	78,239	5,435,263	0.65
Other securities[1]		36,089,004	4.28

		41,524,267	4.93

PIPELINES
Other securities[1]		689,400	0.08

		689,400	0.08

REAL ESTATE
Other securities[1]		2,220,429	0.26

		2,220,429	0.26

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		6,418,205	0.76

		6,418,205	0.76

RETAIL
Bed Bath & Beyond Inc.[2]	178,984	6,540,075	0.78
Dollar General Corp.	175,758	3,850,858	0.46
Yum! Brands Inc.	172,392	8,931,630	1.06
Other securities[1]		59,470,493	7.06

		78,793,056	9.36

SAVINGS & LOANS
Other securities[1]		1,460,977	0.17

		1,460,977	0.17

SEMICONDUCTORS
Altera Corp.[2]	222,978	4,410,505	0.52
KLA-Tencor Corp.[2]	117,092	5,387,403	0.64
Linear Technology Corp.	184,310	7,060,916	0.84
National Semiconductor Corp.	213,698	4,404,316	0.52
Other securities[1]		33,029,319	3.93

		54,292,459	6.45

SOFTWARE
Adobe Systems Inc.	142,212	9,552,380	1.13
Autodesk Inc.	139,975	4,165,656	0.49
Fiserv Inc.[2]	116,125	4,621,775	0.55
Intuit Inc.[2]	98,910	4,329,291	0.51
Veritas Software Corp.[2]	254,691	5,913,925	0.70
Other securities[1]		28,610,122	3.41

		57,193,149	6.79

TELECOMMUNICATIONS
Juniper Networks Inc.[2,3]	315,669	6,963,658	0.83
Other securities[1]		23,363,007	2.77

		30,326,665	3.60

TEXTILES
Other securities[1]		4,441,627	0.53

		4,441,627	0.53

TOYS, GAMES & HOBBIES
Other securities[1]		3,200,157	0.38

		3,200,157	0.38

TRANSPORTATION
Other securities[1]		8,719,428	1.04

		8,719,428	1.04

TOTAL COMMON STOCKS (Cost: $775,525,752)		841,620,089	99.95

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		23,612,225	2.80

		23,612,225	2.80

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
FLOATING RATE NOTES[4]
Other securities[1]		$33,588,614	3.99%

		33,588,614	3.99

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	1,693,440	1,693,440	0.20
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	247,035	247,035	0.03
Other securities[1,4]		256,417	0.03

		2,196,892	0.26

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		24,131,513	2.87

		24,131,513	2.87

TIME DEPOSITS[4]
Other securities[1]		13,334,904	1.58

		13,334,904	1.58

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		1,137,167	0.14

		1,137,167	0.14

TOTAL SHORT-TERM INVESTMENTS (Cost: $98,001,315)		98,001,315	11.64

TOTAL INVESTMENTS IN SECURITIES (Cost: $873,527,067)		939,621,404	111.59
Other Assets, Less Liabilities		(97,572,245)	(11.59)

NET ASSETS		$842,049,159	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $24,131,513, dated 3/31/05, due 4/1/05, with a total maturity value of $24,133,452 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$1,700,063	0.15%

		1,700,063	0.15

AEROSPACE & DEFENSE
Other securities[1]		5,434,972	0.47

		5,434,972	0.47

AGRICULTURE
Monsanto Co.	151,603	9,778,393	0.85
Reynolds American Inc.[2]	87,085	7,018,180	0.61
Other securities[1]		6,105,893	0.53

		22,902,466	1.99

AIRLINES
Other securities[1]		2,013,364	0.18

		2,013,364	0.18

APPAREL
Other securities[1]		9,956,229	0.87

		9,956,229	0.87

AUTO MANUFACTURERS
PACCAR Inc.	101,850	7,372,922	0.64
Other securities[1]		1,063,137	0.09

		8,436,059	0.73

AUTO PARTS & EQUIPMENT
Other securities[1]		12,277,966	1.07

		12,277,966	1.07

BANKS
AmSouth Bancorp	204,540	5,307,813	0.46
Comerica Inc.	100,585	5,540,222	0.48
Marshall & Ilsley Corp.	128,982	5,384,998	0.47
North Fork Bancorp Inc.	209,975	5,824,707	0.51
Regions Financial Corp.	267,618	8,670,823	0.76
Other securities[1]		61,068,871	5.31

		91,797,434	7.99

BEVERAGES
Other securities[1]		7,346,442	0.64

		7,346,442	0.64

BIOTECHNOLOGY
Other securities[1]		2,424,525	0.21

		2,424,525	0.21

BUILDING MATERIALS
Other securities[1]		6,726,109	0.59

		6,726,109	0.59

CHEMICALS
Air Products & Chemicals Inc.	131,952	8,351,242	0.73
PPG Industries Inc.	99,606	7,123,821	0.62
Praxair Inc.	134,347	6,429,847	0.56
Other securities[1]		26,624,904	2.32

		48,529,814	4.23

COAL
Other securities[1]		6,806,002	0.59

		6,806,002	0.59

COMMERCIAL SERVICES
Other securities[1]		17,372,517	1.51

		17,372,517	1.51

COMPUTERS
Apple Computer Inc.[3]	230,711	9,613,727	0.84
Electronic Data Systems Corp.	299,595	6,192,629	0.54
Other securities[1]		15,230,815	1.32

		31,037,171	2.70

COSMETICS & PERSONAL CARE
Other securities[1]		270,026	0.02

		270,026	0.02

DISTRIBUTION & WHOLESALE
Other securities[1]		9,865,701	0.86

		9,865,701	0.86

DIVERSIFIED FINANCIAL SERVICES
Bear Stearns Companies Inc. (The)	65,769	6,570,323	0.57
Other securities[1]		19,368,055	1.69

		25,938,378	2.26

ELECTRIC
Ameren Corp.	112,801	5,528,377	0.48
Consolidated Edison Inc.	139,896	5,900,813	0.51
Edison International	189,161	6,567,670	0.57
FPL Group Inc.[2]	214,577	8,615,267	0.75
PG&E Corp.[2]	231,491	7,893,843	0.69

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
PPL Corp.	109,687	$5,922,001	0.52%
Progress Energy Inc.	143,164	6,005,730	0.52
Public Service Enterprise Group Inc.	137,356	7,470,793	0.65
TXU Corp.[2]	157,189	12,516,960	1.09
Other securities[1]		57,848,629	5.04

		124,270,083	10.82

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		5,377,778	0.47

		5,377,778	0.47

ELECTRONICS
Other securities[1]		13,438,320	1.17

		13,438,320	1.17

ENGINEERING & CONSTRUCTION
Other securities[1]		1,973,688	0.17

		1,973,688	0.17

ENTERTAINMENT
Other securities[1]		1,249,753	0.11

		1,249,753	0.11

ENVIRONMENTAL CONTROL
Other securities[1]		4,091,427	0.36

		4,091,427	0.36

FOOD
Archer-Daniels-Midland Co.	338,086	8,310,154	0.72
Kroger Co.[3]	428,068	6,861,930	0.60
Other securities[1]		26,618,516	2.32

		41,790,600	3.64

FOREST PRODUCTS & PAPER
Georgia-Pacific Corp.	148,041	5,253,975	0.46
Other securities[1]		9,460,409	0.82

		14,714,384	1.28

GAS
Other securities[1]		13,847,238	1.21

		13,847,238	1.21

HAND & MACHINE TOOLS
Other securities[1]		3,388,569	0.29

		3,388,569	0.29

HEALTH CARE-PRODUCTS
Other securities[1]		2,462,186	0.21

		2,462,186	0.21

HEALTH CARE-SERVICES
WellPoint Inc.[3]	59,287	7,431,625	0.65
Other securities[1]		14,252,040	1.24

		21,683,665	1.89

HOLDING COMPANIES-DIVERSIFIED
Other securities[1]		1,560,314	0.14

		1,560,314	0.14

HOME BUILDERS
Other securities[1]		16,643,730	1.45

		16,643,730	1.45

HOME FURNISHINGS
Other securities[1]		5,344,799	0.47

		5,344,799	0.47

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		2,224,153	0.19

		2,224,153	0.19

HOUSEWARES
Other securities[1]		3,233,320	0.28

		3,233,320	0.28

INSURANCE
CIGNA Corp.	77,940	6,960,042	0.61
Loews Corp.	86,265	6,343,928	0.55
Principal Financial Group Inc.	185,311	7,132,620	0.62
Other securities[1]		66,515,869	5.79

		86,952,459	7.57

INTERNET
Other securities[1]		3,207,567	0.28

		3,207,567	0.28

INVESTMENT COMPANIES
Other securities[1]		3,012,785	0.26

		3,012,785	0.26

IRON & STEEL
Other securities[1]		6,355,501	0.55

		6,355,501	0.55

LEISURE TIME
Other securities[1]		2,928,821	0.25

		2,928,821	0.25

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
LODGING
Other securities[1]		$13,582,480	1.18%

		13,582,480	1.18

MACHINERY
Other securities[1]		4,757,468	0.41

		4,757,468	0.41

MANUFACTURING
Eastman Kodak Co.[2]	166,416	5,416,841	0.47
Eaton Corp.	87,444	5,718,838	0.50
Other securities[1]		19,696,541	1.71

		30,832,220	2.68

MEDIA
Other securities[1]		16,643,092	1.45

		16,643,092	1.45

METAL FABRICATE & HARDWARE
Other securities[1]		1,852,920	0.16

		1,852,920	0.16

MINING
Phelps Dodge Corp.	54,286	5,522,515	0.48
Other securities[1]		1,826,200	0.16

		7,348,715	0.64

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[3]	504,489	7,643,008	0.67
Other securities[1]		3,336,832	0.29

		10,979,840	0.96

OFFICE FURNISHINGS
Other securities[1]		390,954	0.03

		390,954	0.03

OIL & GAS
EOG Resources Inc.	128,764	6,275,957	0.55
Kerr-McGee Corp.	77,075	6,037,285	0.52
Marathon Oil Corp.	200,515	9,408,164	0.82
Unocal Corp.	152,999	9,438,508	0.82
Valero Energy Corp.	149,156	10,928,660	0.95
Other securities[1]		30,821,980	2.69

		72,910,554	6.35

OIL & GAS SERVICES
Other securities[1]		4,919,222	0.43

		4,919,222	0.43

PACKAGING & CONTAINERS
Other securities[1]		8,991,573	0.78

		8,991,573	0.78

PHARMACEUTICALS
Other securities[1]		13,219,962	1.15

		13,219,962	1.15

PIPELINES
Williams Companies Inc.	323,083	6,077,191	0.53
Other securities[1]		14,946,322	1.30

		21,023,513	1.83

REAL ESTATE
Other securities[1]		1,154,652	0.10

		1,154,652	0.10

REAL ESTATE INVESTMENT TRUSTS
Equity Office Properties Trust	239,044	7,202,396	0.63
Equity Residential	162,682	5,239,987	0.46
Simon Property Group Inc.[2]	97,257	5,891,829	0.51
Other securities[1]		79,024,370	6.88

		97,358,582	8.48

RETAIL
Federated Department Stores Inc.	98,252	6,252,757	0.54
May Department Stores Co. (The)	172,920	6,401,498	0.56
Penney (J.C.) Co. Inc. (Holding Co.)	141,448	7,343,980	0.64
Sears Holdings Corp.[2,3]	57,818	7,699,623	0.67
Other securities[1]		35,084,875	3.06

		62,782,733	5.47

SAVINGS & LOANS
Other securities[1]		13,727,518	1.20

		13,727,518	1.20

SEMICONDUCTORS
Other securities[1]		8,462,401	0.74

		8,462,401	0.74

SOFTWARE
Other securities[1]		5,517,838	0.48

		5,517,838	0.48

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2005

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Other securities[1]		$24,627,237	2.14%

		24,627,237	2.14

TEXTILES
Other securities[1]		1,216,196	0.11

		1,216,196	0.11

TOYS, GAMES & HOBBIES
Other securities[1]		4,773,175	0.42

		4,773,175	0.42

TRANSPORTATION
Burlington Northern Santa Fe Corp.	215,284	11,610,266	1.01
Norfolk Southern Corp.	227,611	8,432,988	0.74
Other securities[1]		8,549,042	0.74

		28,592,296	2.49

WATER
Other securities[1]		1,316,487	0.11

		1,316,487	0.11

TOTAL COMMON STOCKS (Cost: $1,021,176,134)		1,147,568,006	99.91

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER[4]
Other securities[1]		30,438,419	2.65

		30,438,419	2.65

FLOATING RATE NOTES[4]
Other securities[1]		43,298,935	3.77

		43,298,935	3.77

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	2,183,006	2,183,006	0.19
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	1,752,170	1,752,170	0.15
Other securities[1,4]		330,546	0.03

		4,265,722	0.37

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[6]		31,107,833	2.71

		31,107,833	2.71

TIME DEPOSITS[4]
Other securities[1]		17,189,972	1.49

		17,189,972	1.49

U.S. GOVERNMENT AGENCY NOTES[4]
Other securities[1]		1,465,918	0.13

		1,465,918	0.13

TOTAL SHORT-TERM INVESTMENTS (Cost: $127,766,799)		127,766,799	11.12

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,148,942,933)		1,275,334,805	111.03
Other Assets, Less Liabilities		(126,723,247)	(11.03)

NET ASSETS		$1,148,611,558	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Aggregated repurchase agreements in the amount of $31,107,833, dated 3/31/05, due 4/1/05, with a total maturity value of $31,110,331 and effective yields of 2.89% - 2.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2005

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,105,189,331	$133,873,076	$342,673,471	$1,197,690,661	$871,586,592	$1,145,007,757

Affiliated issuers[a]	$4,035,929	$187,314	$648,640	$3,467,123	$1,940,475	$3,935,176

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,100,258,926	$138,138,247	$389,943,747	$1,325,189,252	$937,680,929	$1,271,399,629
Affiliated issuers[a]	4,035,929	187,314	648,640	3,467,123	1,940,475	3,935,176
Receivables:
Investment securities sold	2,915,782	327,622	291,025	—	1,726,716	—
Dividends and interest	2,320,670	87,241	606,970	1,386,998	367,848	1,882,198
Capital shares sold	278,228	—	54,692	—	—	—

Total Assets	2,109,809,535	138,740,424	391,545,074	1,330,043,373	941,715,968	1,277,217,003

LIABILITIES
Payables:
Investment securities purchased	4,418,263	323,255	487,867	1,519,013	1,732,735	2,350,266
Collateral for securities on loan (Note 5)	147,758,498	9,166,374	26,931,828	125,864,289	97,754,280	126,014,629
Investment advisory fees (Note 2)	317,855	27,065	74,437	205,792	179,794	240,550

Total Liabilities	152,494,616	9,516,694	27,494,132	127,589,094	99,666,809	128,605,445

NET ASSETS	$1,957,314,919	$129,223,730	$364,050,942	$1,202,454,279	$842,049,159	$1,148,611,558

Net assets consist of:
Paid-in capital	$2,034,180,971	$140,541,775	$320,436,145	$1,082,876,313	$789,663,011	$1,026,416,214
Undistributed net investment income	506,178	7,979	124,876	270,137	5,056	343,998
Accumulated net realized loss	(72,441,825)	(15,591,195)	(3,780,355)	(8,190,762)	(13,713,245)	(4,540,526)
Net unrealized appreciation (depreciation)	(4,930,405)	4,265,171	47,270,276	127,498,591	66,094,337	126,391,872

NET ASSETS	$1,957,314,919	$129,223,730	$364,050,942	$1,202,454,279	$842,049,159	$1,148,611,558

Shares outstanding	29,100,000	3,400,000	4,250,000	15,250,000	10,150,000	10,150,000

Net asset value per share	$67.26	$38.01	$85.66	$78.85	$82.96	$113.16

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $142,958,796, $8,881,242, $26,061,130, $122,327,641, $94,791,025 and $122,442,720, respectively. See Note 5.

See notes to financial statements.

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year Ended March 31, 2005

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
NET INVESTMENT INCOME
Dividends[a]	$32,199,871	$1,592,079	$7,042,647	$14,641,595	$3,961,998	$18,172,539
Interest	148	4	35	—	—	—
Interest from affiliated issuers[b]	24,593	1,503	4,580	14,284	5,744	13,081
Securities lending income[c]	179,753	11,882	31,232	139,242	102,285	133,342

Total investment income	32,404,365	1,605,468	7,078,494	14,795,121	4,070,027	18,318,962

EXPENSES (Note 2)
Investment advisory fees	3,229,699	293,501	685,824	1,757,868	1,623,765	1,865,502

Total expenses	3,229,699	293,501	685,824	1,757,868	1,623,765	1,865,502

Net investment income	29,174,666	1,311,967	6,392,670	13,037,253	2,446,262	16,453,460

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(19,275,889)	(2,126,492)	666,246	(4,702,172)	(1,811,972)	(1,354,232)
In-kind redemptions	35,472,336	2,517,418	6,572,500	43,475,770	60,087,764	48,329,370

Net realized gain	16,196,447	390,926	7,238,746	38,773,598	58,275,792	46,975,138

Net change in unrealized appreciation (depreciation)	71,611,188	(336,904)	19,821,305	71,311,572	(2,684,504)	77,469,116

Net realized and unrealized gain	87,807,635	54,022	27,060,051	110,085,170	55,591,288	124,444,254

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,982,301	$1,365,989	$33,452,721	$123,122,423	$58,037,550	$140,897,714

[a]	Net of foreign withholding tax of $3,237, $219, $604, $5,911, $4,003 and $5,697, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund		iShares Russell 3000 Value Index Fund
	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,174,666	$18,213,914	$1,311,967	$680,651	$6,392,670	$3,090,979
Net realized gain (loss)	16,196,447	85,521,973	390,926	4,128,160	7,238,746	(1,454,467)
Net change in unrealized appreciation (depreciation)	71,611,188	258,685,697	(336,904)	17,813,397	19,821,305	43,169,689

Net increase in net assets resulting from operations	116,982,301	362,421,584	1,365,989	22,622,208	33,452,721	44,806,201

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,473,508)	(18,369,578)	(1,310,350)	(695,739)	(6,988,074)	(3,080,793)
Return of capital	(4,456,270)	(55,483)	(182,031)	—	—	—

Total distributions to shareholders	(32,929,778)	(18,425,061)	(1,492,381)	(695,739)	(6,988,074)	(3,080,793)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	628,909,626	688,771,737	26,498,640	58,216,397	127,584,905	86,169,516
Cost of shares redeemed	(172,994,962)	(600,560,974)	(11,552,230)	(23,145,440)	(15,870,917)	—

Net increase in net assets from capital share transactions	455,914,664	88,210,763	14,946,410	35,070,957	111,713,988	86,169,516

INCREASE IN NET ASSETS	539,967,187	432,207,286	14,820,018	56,997,426	138,178,635	127,894,924

NET ASSETS:
Beginning of year	1,417,347,732	985,140,446	114,403,712	57,406,286	225,872,307	97,977,383

End of year	$1,957,314,919	$1,417,347,732	$129,223,730	$114,403,712	$364,050,942	$225,872,307

Undistributed net investment income included in net assets at end of year	$506,178	$225,521	$7,979	$12,333	$124,876	$70,330

SHARES ISSUED AND REDEEMED:
Shares sold	9,650,000	11,150,000	700,000	1,600,000	1,550,000	1,150,000
Shares redeemed	(2,650,000)	(9,900,000)	(300,000)	(600,000)	(200,000)	—

Net increase in shares outstanding	7,000,000	1,250,000	400,000	1,000,000	1,350,000	1,150,000

See notes to financial statements.

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund		iShares Russell Midcap Value Index Fund
	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004	For the year ended March 31, 2005	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,037,253	$4,934,635	$2,446,262	$761,816	$16,453,460	$4,244,554
Net realized gain	38,773,598	45,867,662	58,275,792	6,702,312	46,975,138	4,807,602
Net change in unrealized appreciation (depreciation)	71,311,572	73,047,299	(2,684,504)	82,017,349	77,469,116	64,476,707

Net increase in net assets resulting from operations	123,122,423	123,849,596	58,037,550	89,481,477	140,897,714	73,528,863

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,910,786)	(4,817,304)	(2,667,019)	(755,204)	(16,219,184)	(4,095,678)
Return of capital	(672,987)	(120,633)	—	—	—	(114,083)

Total distributions to shareholders	(13,583,773)	(4,937,937)	(2,667,019)	(755,204)	(16,219,184)	(4,209,761)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	640,601,195	451,799,487	480,827,474	306,637,115	754,688,282	247,878,835
Cost of shares redeemed	(140,884,447)	(171,266,083)	(187,529,122)	(18,456,546)	(131,138,322)	(22,040,761)

Net increase in net assets from capital share transactions	499,716,748	280,533,404	293,298,352	288,180,569	623,549,960	225,838,074

INCREASE IN NET ASSETS	609,255,398	399,445,063	348,668,883	376,906,842	748,228,490	295,157,176

NET ASSETS:
Beginning of year	593,198,881	193,753,818	493,380,276	116,473,434	400,383,068	105,225,892

End of year	$1,202,454,279	$593,198,881	$842,049,159	$493,380,276	$1,148,611,558	$400,383,068

Undistributed net investment income included in net assets at end of year	$270,137	$82,406	$5,056	$22,940	$343,998	$119,182

SHARES ISSUED AND REDEEMED:
Shares sold	8,800,000	7,050,000	6,150,000	4,450,000	7,300,000	2,750,000
Shares redeemed	(2,000,000)	(2,700,000)	(2,400,000)	(300,000)	(1,250,000)	(250,000)

Net increase in shares outstanding	6,800,000	4,350,000	3,750,000	4,150,000	6,050,000	2,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$64.13	$47.25	$63.89	$63.69	$76.23

Income from investment operations:
Net investment income	1.17	0.90	0.90	0.65	0.51
Net realized and unrealized gain (loss)	3.26	16.90	(16.65)	0.19	(12.56)

Total from investment operations	4.43	17.80	(15.75)	0.84	(12.05)

Less distributions from:
Net investment income	(1.12)	(0.92)	(0.89)	(0.64)	(0.48)
Net realized gain	—	—	—	—	(0.01)
Return of capital	(0.18)	(0.00)[e]	—	—	—

Total distributions	(1.30)	(0.92)	(0.89)	(0.64)	(0.49)

Net asset value, end of period	$67.26	$64.13	$47.25	$63.89	$63.69

Total return	6.95%	37.86%	(24.73)%	1.35%	(15.90)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,957,315	$1,417,348	$985,140	$1,360,937	$388,509
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.81%	1.54%	1.53%	1.20%	1.09%
Portfolio turnover rate[d]	5%	4%	5%	6%	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$38.13	$28.70	$39.72	$40.70	$68.63

Income from investment operations:
Net investment income	0.42	0.25	0.23	0.20	0.06
Net realized and unrealized gain (loss)	(0.07)	9.44	(11.03)	(0.99)	(27.93)

Total from investment operations	0.35	9.69	(10.80)	(0.79)	(27.87)

Less distributions from:
Net investment income	(0.41)	(0.26)	(0.22)	(0.19)	(0.06)
Net realized gain	—	—	—	—	(0.00)[e]
Return of capital	(0.06)	—	—	—	—

Total distributions	(0.47)	(0.26)	(0.22)	(0.19)	(0.06)

Net asset value, end of period	$38.01	$38.13	$28.70	$39.72	$40.70

Total return	0.91%	33.84%	(27.21)%	(1.95)%	(40.62)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$129,224	$114,404	$57,406	$27,806	$20,351
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.12%	0.78%	0.83%	0.47%	0.20%
Portfolio turnover rate[d]	16%	11%	15%	18%	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$77.89	$55.99	$74.12	$71.59	$69.91

Income from investment operations:
Net investment income	1.81	1.43	1.21	1.25	0.83
Net realized and unrealized gain (loss)	7.92	21.94	(18.13)	2.50	1.71

Total from investment operations	9.73	23.37	(16.92)	3.75	2.54

Less distributions from:
Net investment income	(1.96)	(1.47)	(1.21)	(1.22)	(0.77)
Net realized gain	—	—	—	—	(0.09)

Total distributions	(1.96)	(1.47)	(1.21)	(1.22)	(0.86)

Net asset value, end of period	$85.66	$77.89	$55.99	$74.12	$71.59

Total return	12.61%	42.04%	(22.92)%	5.34%	3.60%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$364,051	$225,872	$97,977	$66,712	$32,216
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	2.33%	2.19%	2.20%	1.79%	1.67%
Portfolio turnover rate[d]	16%	13%	16%	15%	4%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$70.20	$47.26	$60.93	$59.55

Income from investment operations:
Net investment income	0.98	0.77	0.60	0.46
Net realized and unrealized gain (loss)	8.69	22.98	(13.67)	1.32

Total from investment operations	9.67	23.75	(13.07)	1.78

Less distributions from:
Net investment income	(0.97)	(0.79)	(0.60)	(0.40)
Return of capital	(0.05)	(0.02)	—	—

Total distributions	(1.02)	(0.81)	(0.60)	(0.40)

Net asset value, end of period	$78.85	$70.20	$47.26	$60.93

Total return	13.85%	50.47%	(21.50)%	3.08%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,202,454	$593,199	$193,754	$48,741
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.48%	1.39%	1.50%	1.40%
Portfolio turnover rate[d]	15%	7%	15%	7%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$77.09	$51.77	$70.30	$73.06

Income from investment operations:
Net investment income	0.27	0.15	0.09	0.03
Net realized and unrealized gain (loss)	5.89	25.33	(18.54)	(2.77)

Total from investment operations	6.16	25.48	(18.45)	(2.74)

Less distributions from:
Net investment income	(0.29)	(0.16)	(0.08)	(0.02)

Total distributions	(0.29)	(0.16)	(0.08)	(0.02)

Net asset value, end of period	$82.96	$77.09	$51.77	$70.30

Total return	8.01%	49.25%	(26.24)%	(3.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$842,049	$493,380	$116,473	$80,847
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.38%	0.27%	0.20%	0.08%
Portfolio turnover rate[d]	27%	10%	31%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$97.65	$65.77	$83.45	$78.86

Income from investment operations:
Net investment income	1.98	1.49	1.35	1.02
Net realized and unrealized gain (loss)	15.50	31.94	(17.70)	4.49

Total from investment operations	17.48	33.43	(16.35)	5.51

Less distributions from:
Net investment income	(1.97)	(1.51)	(1.33)	(0.92)
Return of capital	—	(0.04)	—	—

Total distributions	(1.97)	(1.55)	(1.33)	(0.92)

Net asset value, end of period	$113.16	$97.65	$65.77	$83.45

Total return	18.07%	51.17%	(19.69)%	7.14%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,148,612	$400,383	$105,226	$54,243
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	2.20%	2.05%	2.24%	1.91%
Portfolio turnover rate[d]	20%	10%	24%	6%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2005, the Trust offered 74 investment portfolios or funds.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Midcap, iShares Russell Midcap Growth, and iShares Russell Midcap Value Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund are valued primarily on the basis of market prices. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2005, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Russell 3000	$—	$(32,146,162)	$(44,719,890)	$(76,866,052)
Russell 3000 Growth	—	2,672,626	(13,990,671)	(11,318,045)
Russell 3000 Value	—	44,611,551	(996,754)	43,614,797
Russell Midcap	—	124,035,022	(4,457,056)	119,577,966
Russell Midcap Growth	—	59,705,876	(7,319,728)	52,386,148
Russell Midcap Value	—	124,619,422	(2,424,078)	122,195,344

For the years ended March 31, 2005 and March 31, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2005.

From November 1, 2004 to March 31, 2005, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2006.

iShares Index Fund	Deferred Net Realized Capital Losses
Russell 3000 Value	$509,595
Russell Midcap	2,288,109
Russell Midcap Value	252,449

NOTES TO THE FINANCIAL STATEMENTS	49

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Russell 3000	$21,789,321	$14,801,082	$8,033,947	$95,540	$44,719,890
Russell 3000 Growth	4,176,050	6,607,675	2,294,465	912,481	13,990,671
Russell 3000 Value	—	342,893	144,266	—	487,159
Russell Midcap	—	614,823	1,554,124	—	2,168,947
Russell Midcap Growth	—	5,171,575	2,148,153	—	7,319,728
Russell Midcap Value	—	—	2,171,629	—	2,171,629

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2005, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2005 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$2,136,441,017	$174,717,011	$(206,863,173)	$(32,146,162)
Russell 3000 Growth	135,652,935	12,605,108	(9,932,482)	2,672,626
Russell 3000 Value	345,980,836	51,509,837	(6,898,286)	44,611,551
Russell Midcap	1,204,621,353	158,923,553	(34,888,531)	124,035,022
Russell Midcap Growth	879,915,528	97,135,328	(37,429,452)	59,705,876
Russell Midcap Value	1,150,715,383	138,256,128	(13,636,706)	124,619,422

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of March 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$179,753
Russell 3000 Growth	11,882
Russell 3000 Value	31,232
Russell Midcap	139,242
Russell Midcap Growth	102,285
Russell Midcap Value	133,342

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2005, BGIS did not receive any brokerage commissions from the Funds.

NOTES TO THE FINANCIAL STATEMENTS	51

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As defined in Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund did not execute any portfolio transactions with or on behalf of such Fund during the year ended March 31, 2005.

Pursuant to Rule 17a-7 under the 1940 Act, the Funds executed cross trades for the year ended March 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first three quarters of the fiscal year ended March 31, 2005 and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the year ended March 31, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Russell 3000
IMMF	5,876	148,017	152,417	1,476	$1,476,245	$24,593

Russell 3000 Growth
IMMF	312	7,859	8,142	29	28,521	1,503

Russell 3000 Value
IMMF	1,030	29,455	30,303	182	182,088	4,580

Russell Midcap
IMMF	2,817	84,464	85,994	1,287	1,286,721	14,284

Russell Midcap Growth
IMMF	1,375	27,934	29,062	247	247,035	5,744

Russell Midcap Value
IMMF	2,033	82,967	83,248	1,752	1,752,170	13,081

52	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

During the year ended March 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of March 31, 2005, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2005 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$88,427,241	$93,012,984
Russell 3000 Growth	18,696,634	18,883,438
Russell 3000 Value	45,157,935	44,404,049
Russell Midcap	135,290,745	133,571,012
Russell Midcap Growth	175,420,496	176,634,349
Russell Midcap Value	153,258,520	148,542,642

In-kind transactions (see Note 4) for the year ended March 31, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$627,817,855	$172,187,825
Russell 3000 Growth	26,483,256	11,544,926
Russell 3000 Value	127,633,460	17,654,586
Russell Midcap	679,811,817	182,935,395
Russell Midcap Growth	512,212,154	218,236,486
Russell Midcap Value	808,211,440	189,896,544

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	53

Notes to the Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of March 31, 2005, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of March 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

54	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Russell Series (the “Funds”), as listed on the table of contents, at March 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	55

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended March 31, 2005 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
Russell 3000	100.00%
Russell 3000 Growth	100.00
Russell 3000 Value	100.00
Russell Midcap	95.32
Russell Midcap Growth	100.00
Russell Midcap Value	90.32

Under Section 854(b)(2) of the Internal Revenue Code (“the Code”), the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended March 31, 2005:

iShares Index Fund	Qualified Dividend Income
Russell 3000	$28,311,189
Russell 3000 Growth	1,301,170
Russell 3000 Value	5,991,932
Russell Midcap	9,941,029
Russell Midcap Growth	2,405,408
Russell Midcap Value	11,819,622

56	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2005, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 3000 Index Fund

Period Covered: July 1, 2000 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5%	9	0.76%
Between 0.5% and –0.5%	1,165	98.06
Less than –0.5% and Greater than –1.0%	10	0.84
Less than –1.0%	4	0.34

	1,188	100.00%

iShares Russell 3000 Growth Index Fund

Period Covered: October 1, 2000 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5%	15	1.33%
Between 0.5% and –0.5%	1,089	96.81
Less than –0.5% and Greater than –1.0%	16	1.42
Less than –1.0%	5	0.44

	1,125	100.00%

SUPPLEMENTAL INFORMATION	57

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 3000 Value Index Fund

Period Covered: October 1, 2000 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5%	4	0.36%
Between 0.5% and –0.5%	1,107	98.40
Less than –0.5% and Greater than –1.0%	9	0.80
Less than –1.0%	5	0.44

	1,125	100.00%

iShares Russell Midcap Index Fund

Period Covered: October 1, 2001 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.23%
Greater than 0.5% and Less than 1.0%	8	0.91
Between 0.5% and –0.5%	859	97.95
Less than –0.5% and Greater than –1.0%	5	0.57
Less than –1.0%	3	0.34

	877	100.00%

iShares Russell Midcap Growth Index Fund

Period Covered: October 1, 2001 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.46%
Greater than 0.5% and Less than 1.0%	12	1.37
Between 0.5% and –0.5%	853	97.26
Less than –0.5%	8	0.91

	877	100.00%

iShares Russell Midcap Value Index Fund

Period Covered: October 1, 2001 through March 31, 2005

	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.34%
Greater than 1.0% and Less than 1.5%	8	0.91
Greater than 0.5% and Less than 1.0%	4	0.46
Between 0.5% and –0.5%	858	97.83
Less than –0.5%	4	0.46

	877	100.00%

58	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 98 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman, and President (since June 18, 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Trustee (since 2003) of BGI Cayman Prime Money Market Fund; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

TRUSTEE INFORMATION	59

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since February 15, 2000).	Acting Dean (since 2004) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Hass School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Master Investment Portfolio and Barclays Global Investors Funds; Director (since 2002) of iShares, Inc.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

George G.C. Parker, 1939	Trustee (since February 15, 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since January 1, 2002).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

60	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

TRUSTEE INFORMATION	61

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares KLD Select SocialSM (KLD)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares GS $ InvesTop™ Corporate (LQD)

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

1667-iS-0405

62	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-040-03005

Item 2. Code of Ethics.

As of March 31, 2005, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer and President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2005, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Richard K. Lyons, George C. Parker and W. Allen Reed, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for thirty-three series of the Registrant for which the fiscal year-end is March 31, 2005 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $376,500 for the fiscal year ended March 31, 2004 and $444,000 for the fiscal year ended March 31, 2005.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2004 and March 31, 2005 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $178,200 for the fiscal year ended March 31, 2004 and $187,110 for the fiscal year ended March 31, 2005.

(d) All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2004 and March 31, 2005 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e) (1) The Registrant’s audit committee charter, as amended in June 2004, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2005 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the last two fiscal years, were $589,470 for the year ended March 31, 2004 and $893,594 for the year ended March 31, 2005, respectively.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Richard K. Lyons, George C. Parker and W. Allen Reed.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are attached.

Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.87%

ADVERTISING—0.20%
Interpublic Group of Companies Inc. (1)	488,900	$6,003,692
Omnicom Group Inc.	215,070	19,037,996

		25,041,688

AEROSPACE & DEFENSE—1.89%
Boeing Co. (The)	960,964	56,177,955
General Dynamics Corp.	231,013	24,729,942
Goodrich (B.F.) Co.	138,744	5,312,508
L-3 Communications Holdings Inc.	133,476	9,479,466
Lockheed Martin Corp.	463,395	28,294,899
Northrop Grumman Corp.	415,854	22,447,799
Raytheon Co.	522,998	20,240,023
Rockwell Collins Inc.	206,732	9,838,376
United Technologies Corp.	591,775	60,159,846

		236,680,814

AGRICULTURE—1.57%
Altria Group Inc.	2,389,650	156,259,213
Monsanto Co.	307,349	19,824,011
Reynolds American Inc.	134,387	10,830,248
UST Inc.	191,617	9,906,599

		196,820,071

AIRLINES—0.10%
Delta Air Lines Inc. (1) (2)	163,097	660,543
Southwest Airlines Co.	850,310	12,108,414

		12,768,957

APPAREL—0.43%
Coach Inc. (1)	220,664	12,496,202
Jones Apparel Group Inc.	141,346	4,733,678
Liz Claiborne Inc.	125,394	5,032,061
Nike Inc. Class B	265,181	22,092,229
Reebok International Ltd.	64,594	2,861,514
VF Corp.	115,370	6,822,982

		54,038,666

AUTO MANUFACTURERS—0.48%
Ford Motor Co.	2,113,421	23,945,060
General Motors Corp. (2)	651,957	19,161,016
Navistar International Corp. (1)	75,830	2,760,212
PACCAR Inc.	200,475	14,512,385

		60,378,673

AUTO PARTS & EQUIPMENT—0.18%
Cooper Tire & Rubber Co.	80,806	1,483,598
Dana Corp.	174,888	2,236,818
Delphi Corp.	642,057	2,876,415
Goodyear Tire & Rubber Co. (The) (1)	201,200	2,686,020
Johnson Controls Inc.	220,641	12,302,942
Visteon Corp.	148,450	847,649

		22,433,442

BANKS—6.32%
AmSouth Bancorp	411,630	10,681,798
Bank of America Corp.	4,682,588	206,502,131
Bank of New York Co. Inc. (The)	898,562	26,103,226
BB&T Corp.	633,092	24,741,235
Comerica Inc.	197,335	10,869,212
Compass Bancshares Inc.	142,962	6,490,475
Fifth Third Bancorp	600,349	25,803,000
First Horizon National Corp.	142,388	5,808,007

Huntington Bancshares Inc.	268,187	6,409,669
KeyCorp	468,977	15,218,304
M&T Bank Corp.	113,499	11,583,708
Marshall & Ilsley Corp.	239,802	10,011,733
Mellon Financial Corp.	489,105	13,959,057
National City Corp.	685,920	22,978,320
North Fork Bancorp Inc.	543,222	15,068,978
Northern Trust Corp.	234,724	10,196,411
PNC Financial Services Group	326,231	16,794,372
Regions Financial Corp.	536,253	17,374,597
State Street Corp. (2)	384,973	16,831,020
SunTrust Banks Inc.	391,529	28,217,495
Synovus Financial Corp.	360,297	10,037,874
U.S. Bancorp	2,141,402	61,715,206
Wachovia Corp.	1,831,723	93,253,018
Wells Fargo & Co.	1,959,020	117,149,396
Zions Bancorporation	104,015	7,179,115

		790,977,357

BEVERAGES—2.25%
Anheuser-Busch Companies Inc.	896,915	42,504,802
Brown-Forman Corp. Class B	103,991	5,693,507
Coca-Cola Co. (The)	2,617,211	109,059,182
Coca-Cola Enterprises Inc.	407,028	8,352,215
Molson Coors Brewing Co. Class B	93,040	7,179,897
Pepsi Bottling Group Inc.	228,132	6,353,476
PepsiCo Inc.	1,938,740	102,811,382

		281,954,461

BIOTECHNOLOGY—1.03%
Amgen Inc. (1)	1,447,275	84,245,878
Biogen Idec Inc. (1)	384,985	13,285,832
Chiron Corp. (1)	170,309	5,971,034
Genzyme Corp. (1) (2)	286,094	16,376,021
MedImmune Inc. (1)	287,854	6,853,804
Millipore Corp. (1)	56,767	2,463,688

		129,196,257

BUILDING MATERIALS—0.27%
American Standard Companies Inc.	207,937	9,664,912
Masco Corp.	517,103	17,927,961
Vulcan Materials Co.	119,099	6,768,396

		34,361,269

CHEMICALS—1.72%
Air Products & Chemicals Inc.	262,703	16,626,473
Ashland Inc.	76,507	5,161,927
Dow Chemical Co. (The)	1,100,820	54,875,877
Du Pont (E.I.) de Nemours and Co.	1,151,955	59,026,174
Eastman Chemical Co.	90,053	5,313,127
Ecolab Inc.	254,808	8,421,404
Engelhard Corp.	141,753	4,256,843
Great Lakes Chemical Corp.	59,967	1,926,140
Hercules Inc. (1)	127,560	1,848,344
International Flavors & Fragrances Inc.	102,177	4,035,991
PPG Industries Inc.	199,908	14,297,420
Praxair Inc.	372,533	17,829,429
Rohm & Haas Co.	224,388	10,770,624
Sherwin-Williams Co. (The)	146,038	6,424,212
Sigma-Aldrich Corp.	79,515	4,870,294

		215,684,279

COMMERCIAL SERVICES—0.86%
Apollo Group Inc. Class A (1)	191,266	14,165,160
Block (H & R) Inc.	191,510	9,686,576
Cendant Corp.	1,218,009	25,017,905
Convergys Corp. (1)	165,412	2,469,601
Donnelley (R.R.) & Sons Co.	248,552	7,859,214
Equifax Inc.	156,000	4,787,640
McKesson Corp.	340,707	12,861,689
Moody’s Corp.	158,318	12,801,593
Paychex Inc.	410,470	13,471,625
Robert Half International Inc.	185,710	5,006,742

		108,127,745

COMPUTERS—4.16%
Affiliated Computer Services Inc. Class A (1)	146,434	7,796,146
Apple Computer Inc. (1)	943,332	39,308,644
Computer Sciences Corp. (1)	221,479	10,154,812
Dell Inc. (1)	2,840,771	109,142,422
Electronic Data Systems Corp.	597,434	12,348,961
EMC Corp. (1)	2,776,847	34,210,755
Gateway Inc. (1)	344,190	1,387,086
Hewlett-Packard Co.	3,345,473	73,399,678
International Business Machines Corp.	1,885,981	172,340,944
Lexmark International Inc. (1)	146,141	11,686,896
NCR Corp. (1)	215,722	7,278,460
Network Appliance Inc. (1)	422,570	11,688,286
Sun Microsystems Inc. (1)	3,898,800	15,751,152
SunGard Data Systems Inc. (1)	334,607	11,543,941
Unisys Corp. (1)	392,334	2,769,878

		520,808,061

COSMETICS & PERSONAL CARE—2.47%
Alberto-Culver Co.	97,802	4,680,804
Avon Products Inc.	544,312	23,372,757
Colgate-Palmolive Co.	606,632	31,647,991
Gillette Co. (The)	1,145,411	57,820,347
Kimberly-Clark Corp.	555,566	36,517,353
Procter & Gamble Co. (2)	2,914,078	154,446,134

		308,485,386

DISTRIBUTION & WHOLESALE—0.12%
Genuine Parts Co.	202,403	8,802,506
Grainger (W.W.) Inc.	96,239	5,992,803

		14,795,309

DIVERSIFIED FINANCIAL SERVICES—7.98%
American Express Co.	1,355,385	69,626,127
Bear Stearns Companies Inc. (The)	130,760	13,062,924
Capital One Financial Corp.	285,321	21,333,451
CIT Group Inc.	244,343	9,285,034
Citigroup Inc.	6,035,988	271,257,301
Countrywide Financial Corp.	669,973	21,747,323
E*TRADE Financial Corp. (1)	428,394	5,140,728
Federal Home Loan Mortgage Corp.	794,233	50,195,526
Federal National Mortgage Association	1,118,321	60,892,578
Federated Investors Inc. Class B	109,706	3,105,777
Franklin Resources Inc.	228,305	15,673,138
Goldman Sachs Group Inc.	521,053	57,310,619
Janus Capital Group Inc.	274,305	3,826,555
JP Morgan Chase & Co.	4,105,248	142,041,581
Lehman Brothers Holdings Inc.	318,635	30,002,672
MBNA Corp.	1,474,916	36,209,188
Merrill Lynch & Co. Inc.	1,075,474	60,871,828
Morgan Stanley	1,285,601	73,600,657
Providian Financial Corp. (1)	339,010	5,817,412
Schwab (Charles) Corp. (The)	1,324,968	13,925,414
SLM Corp.	496,160	24,728,614
T. Rowe Price Group Inc.	142,827	8,481,067

		998,135,514

ELECTRIC—3.00%
AES Corp. (The) (1)	748,803	12,265,393
Allegheny Energy Inc. (1)	159,711	3,299,629
Ameren Corp.	225,400	11,046,854
American Electric Power Co. Inc.	442,470	15,070,528
Calpine Corp. (1) (2)	607,262	1,700,334
CenterPoint Energy Inc.	333,730	4,014,772
Cinergy Corp.	221,737	8,984,783
CMS Energy Corp. (1)	224,802	2,931,418
Consolidated Edison Inc.	279,952	11,808,375
Constellation Energy Group Inc.	205,030	10,600,051
Dominion Resources Inc.	393,160	29,262,899
DTE Energy Co.	201,581	9,167,904
Duke Energy Corp.	1,082,726	30,327,155
Edison International	376,037	13,056,005
Entergy Corp.	246,020	17,383,773
Exelon Corp.	767,430	35,217,363
FirstEnergy Corp.	380,702	15,970,449
FPL Group Inc.	451,527	18,128,809
NiSource Inc.	313,961	7,155,171
PG&E Corp.	416,341	14,197,228
Pinnacle West Capital Corp.	106,211	4,515,030

PPL Corp.	218,269	11,784,343
Progress Energy Inc. (2)	285,124	11,960,952
Public Service Enterprise Group Inc.	275,102	14,962,798
Southern Co. (The)	857,474	27,293,397
TECO Energy Inc.	238,082	3,733,126
TXU Corp.	277,286	22,080,284
Xcel Energy Inc.	464,313	7,976,897

		375,895,720

ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
American Power Conversion Corp.	207,412	5,415,527
Emerson Electric Co.	484,050	31,429,366
Molex Inc.	193,453	5,099,421

		41,944,314

ELECTRONICS—0.51%
Agilent Technologies Inc. (1)	498,834	11,074,115
Applera Corp. - Applied Biosystems Group	226,704	4,475,137
Fisher Scientific International Inc. (1)	135,837	7,731,842
Jabil Circuit Inc. (1)	211,753	6,039,196
Parker Hannifin Corp.	139,272	8,484,450
PerkinElmer Inc.	149,097	3,075,871
Sanmina-SCI Corp. (1)	608,272	3,175,180
Solectron Corp. (1)	1,126,730	3,909,753
Symbol Technologies Inc.	279,969	4,056,751
Tektronix Inc.	102,481	2,513,859
Thermo Electron Corp. (1)	184,783	4,673,162
Waters Corp. (1)	139,826	5,004,373

		64,213,689

ENGINEERING & CONSTRUCTION—0.04%
Fluor Corp.	98,921	5,483,191

		5,483,191

ENTERTAINMENT—0.09%
International Game Technology Inc.	400,037	10,664,986

		10,664,986

ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc. (1)	312,758	2,286,261
Waste Management Inc.	656,172	18,930,562

		21,216,823

FOOD—1.73%
Albertson’s Inc.	426,336	8,803,838
Archer-Daniels-Midland Co.	719,278	17,679,853
Campbell Soup Co.	375,790	10,905,426
ConAgra Foods Inc.	595,002	16,076,954
General Mills Inc.	421,406	20,712,105
Heinz (H.J.) Co.	404,039	14,884,797
Hershey Foods Corp.	252,512	15,266,876
Kellogg Co.	405,109	17,529,066
Kroger Co. (1)	845,051	13,546,168
McCormick & Co. Inc. NVS	157,375	5,418,421
Safeway Inc. (1)	518,564	9,608,991
Sara Lee Corp.	911,102	20,190,020
SUPERVALU Inc.	156,089	5,205,568
Sysco Corp.	735,194	26,319,945
Wrigley (William Jr.) Co.	225,747	14,802,231

		216,950,259

FOREST PRODUCTS & PAPER—0.53%
Georgia-Pacific Corp.	301,263	10,691,824
International Paper Co.	565,978	20,822,331
Louisiana-Pacific Corp.	127,572	3,207,160
MeadWestvaco Corp.	234,626	7,465,799
Temple-Inland Inc.	66,124	4,797,296
Weyerhaeuser Co.	280,182	19,192,467

		66,176,877

GAS—0.18%
KeySpan Corp.	186,191	7,255,863
Nicor Inc.	50,631	1,877,904
Peoples Energy Corp.	44,240	1,854,541
Sempra Energy	274,673	10,942,972

		21,931,280

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	92,891	7,337,460
Snap-On Inc.	67,511	2,146,175
Stanley Works (The)	86,715	3,925,588

		13,409,223

HEALTH CARE-PRODUCTS—3.81%
Bard (C.R.) Inc.	121,298	8,257,968
Bausch & Lomb Inc.	61,923	4,538,956
Baxter International Inc.	715,334	24,307,049
Becton, Dickinson & Co.	291,926	17,054,317
Biomet Inc.	291,616	10,585,661
Boston Scientific Corp. (1)	877,320	25,696,703
Guidant Corp.	372,388	27,519,473
Johnson & Johnson	3,435,016	230,695,675
Medtronic Inc.	1,397,431	71,199,109
St. Jude Medical Inc. (1)	416,557	14,996,052
Stryker Corp.	432,507	19,294,137
Zimmer Holdings Inc. (1)	284,755	22,156,787

		476,301,887

HEALTH CARE-SERVICES—1.66%
Aetna Inc.	339,792	25,467,410
HCA Inc.	475,183	25,455,553
Health Management Associates Inc. Class A	282,358	7,392,132
Humana Inc. (1)	186,046	5,942,309
Laboratory Corp. of America Holdings (1)	155,827	7,510,861
Manor Care Inc.	100,077	3,638,800
Quest Diagnostics Inc.	105,346	11,075,025
Tenet Healthcare Corp. (1)	541,472	6,243,172
UnitedHealth Group Inc.	741,146	70,690,505
WellPoint Inc. (1)	352,074	44,132,476

		207,548,243

HOME BUILDERS—0.19%
Centex Corp.	146,614	8,396,584
KB Home	48,057	5,644,775
Pulte Homes Inc.	136,738	10,068,019

		24,109,378

HOME FURNISHINGS—0.10%
Leggett & Platt Inc.	220,806	6,376,877
Maytag Corp.	90,704	1,267,135
Whirlpool Corp.	77,221	5,230,178

		12,874,190

HOUSEHOLD PRODUCTS & WARES—0.26%
Avery Dennison Corp.	117,258	7,261,788
Clorox Co.	177,022	11,150,616
Fortune Brands Inc.	167,224	13,483,271

		31,895,675

HOUSEWARES—0.06%
Newell Rubbermaid Inc.	317,996	6,976,832

		6,976,832

INSURANCE—4.40%
ACE Ltd.	328,016	13,537,220
AFLAC Inc.	579,289	21,584,308
Allstate Corp. (The)	784,069	42,386,770
Ambac Financial Group Inc.	125,935	9,413,641
American International Group Inc.	3,008,744	166,714,505
AON Corp.	366,612	8,373,418
Chubb Corp. (2)	221,104	17,526,914
CIGNA Corp. (2)	151,835	13,558,865
Cincinnati Financial Corp.	183,348	7,995,806
Hartford Financial Services Group Inc.	341,342	23,402,408
Jefferson-Pilot Corp.	158,069	7,753,284
Lincoln National Corp.	202,017	9,119,047
Loews Corp.	184,246	13,549,451
Marsh & McLennan Companies Inc.	610,514	18,571,836
MBIA Inc.	163,089	8,526,293
MetLife Inc.	846,059	33,080,907
MGIC Investment Corp.	112,027	6,908,705
Principal Financial Group Inc.	345,708	13,306,301
Progressive Corp. (The)	231,091	21,204,910

Prudential Financial Inc.	604,889	34,720,629
SAFECO Corp.	147,208	7,170,502
St. Paul Travelers Companies Inc.	772,787	28,384,466
Torchmark Corp.	125,079	6,529,124
UNUMProvident Corp.	344,117	5,856,871
XL Capital Ltd. Class A (2)	160,458	11,612,345

		550,788,526

INTERNET—1.00%
eBay Inc. (1)	1,397,209	52,060,007
Monster Worldwide Inc. (1)	139,225	3,905,261
Symantec Corp. (1) (2)	818,973	17,468,694
Yahoo! Inc. (1)	1,505,275	51,028,822

		124,462,784

IRON & STEEL—0.16%
Allegheny Technologies Inc.	103,183	2,487,742
Nucor Corp.	184,391	10,613,546
United States Steel Corp.	132,150	6,719,827

		19,821,115

LEISURE TIME—0.48%
Brunswick Corp.	111,989	5,246,685
Carnival Corp.	608,171	31,509,340
Harley-Davidson Inc.	337,017	19,466,102
Sabre Holdings Corp.	151,668	3,318,496

		59,540,623

LODGING—0.39%
Harrah’s Entertainment Inc.	131,866	8,515,906
Hilton Hotels Corp.	445,913	9,966,156
Marriott International Inc. Class A	231,920	15,506,171
Starwood Hotels & Resorts Worldwide Inc.	245,229	14,721,097

		48,709,330

MACHINERY—0.56%
Caterpillar Inc.	395,878	36,199,084
Cummins Inc.	49,344	3,471,350
Deere & Co.	284,962	19,129,499
Rockwell Automation Inc.	201,931	11,437,372

		70,237,305

MANUFACTURING—6.06%
Cooper Industries Ltd.	107,294	7,673,667
Danaher Corp.	317,634	16,964,832
Dover Corp.	236,027	8,919,460
Eastman Kodak Co.	332,356	10,818,188
Eaton Corp. (2)	176,466	11,540,876
General Electric Co.	12,243,147	441,487,881
Honeywell International Inc.	982,111	36,544,350
Illinois Tool Works Inc.	317,124	28,392,112
Ingersoll-Rand Co. Class A	200,046	15,933,664
ITT Industries Inc.	106,935	9,649,814
Pall Corp.	143,934	3,903,490
Textron Inc.	155,988	11,639,825
3M Co.	892,410	76,470,613
Tyco International Ltd.	2,325,916	78,615,961

		758,554,733

MEDIA—3.81%
Clear Channel Communications Inc.	608,385	20,971,031
Comcast Corp. Class A (1)	2,555,613	86,328,607
Dow Jones & Co. Inc.	81,398	3,041,843
Gannett Co. Inc.	289,926	22,927,348
Knight Ridder Inc.	87,660	5,895,135
McGraw-Hill Companies Inc. (The)	219,834	19,180,517
Meredith Corp.	52,428	2,451,009
New York Times Co. Class A	168,598	6,167,315
News Corp. Class A	3,331,196	56,363,836
Time Warner Inc. (1)	5,309,552	93,182,638
Tribune Co.	344,257	13,725,527
Univision Communications Inc. Class A (1)	336,833	9,326,906
Viacom Inc. Class B	1,969,937	68,612,906
Walt Disney Co. (The)	2,365,495	67,960,671

		476,135,289

MINING—0.57%
Alcoa Inc.	1,006,041	30,573,586
Freeport-McMoRan Copper & Gold Inc. (2)	207,348	8,213,054
Newmont Mining Corp.	512,398	21,648,816
Phelps Dodge Corp.	111,558	11,348,795

		71,784,251

OFFICE & BUSINESS EQUIPMENT—0.23%
Pitney Bowes Inc.	266,417	12,020,735
Xerox Corp. (1)	1,105,029	16,741,189

		28,761,924

OIL & GAS—7.62%
Amerada Hess Corp.	98,366	9,463,793
Anadarko Petroleum Corp.	273,374	20,803,761
Apache Corp.	376,846	23,074,281
Burlington Resources Inc.	446,607	22,361,612
ChevronTexaco Corp.	2,431,059	141,755,050
ConocoPhillips	803,873	86,689,664
Devon Energy Corp.	553,405	26,425,089
EOG Resources Inc.	275,820	13,443,467
Exxon Mobil Corp.	7,375,741	439,594,164
Kerr-McGee Corp.	188,394	14,756,902
Marathon Oil Corp.	400,542	18,793,431
Nabors Industries Ltd. (1)	163,411	9,664,127
Noble Corp.	157,060	8,828,343
Occidental Petroleum Corp.	458,545	32,634,648
Rowan Companies Inc.	124,498	3,726,225
Sunoco Inc.	80,336	8,316,383
Transocean Inc. (1)	370,708	19,076,634
Unocal Corp. (2)	312,311	19,266,466
Valero Energy Corp.	296,243	21,705,725
XTO Energy Inc.	400,939	13,166,837

		953,546,602

OIL & GAS SERVICES—0.87%
Baker Hughes Inc.	390,345	17,366,449
BJ Services Co.	188,260	9,766,929
Halliburton Co.	582,302	25,184,562
National Oilwell Varco Inc. (1)	194,462	9,081,375
Schlumberger Ltd.	680,626	47,970,520

		109,369,835

PACKAGING & CONTAINERS—0.15%
Ball Corp.	126,848	5,261,655
Bemis Co. Inc.	122,733	3,819,451
Pactiv Corp. (1)	172,273	4,022,575
Sealed Air Corp. (1)	96,520	5,013,249

		18,116,930

PHARMACEUTICALS—6.04%
Abbott Laboratories	1,801,077	83,966,210
Allergan Inc.	152,589	10,600,358
AmerisourceBergen Corp.	128,662	7,371,046
Bristol-Myers Squibb Co.	2,255,838	57,433,635
Cardinal Health Inc.	500,530	27,929,574
Caremark Rx Inc. (1)	527,492	20,983,632
Express Scripts Inc. (1)	88,061	7,678,039
Forest Laboratories Inc. (1)	405,569	14,985,775
Gilead Sciences Inc. (1)	499,694	17,889,045
Hospira Inc. (1)	180,465	5,823,606
King Pharmaceuticals Inc. (1)	276,528	2,297,948
Lilly (Eli) & Co.	1,308,710	68,183,791
Medco Health Solutions Inc. (1) (2)	317,815	15,754,090
Merck & Co. Inc.	2,551,012	82,576,258
Mylan Laboratories Inc.	311,253	5,515,403
Pfizer Inc.	8,618,156	226,398,958
Schering-Plough Corp.	1,702,643	30,902,970
Watson Pharmaceuticals Inc. (1)	127,088	3,905,414
Wyeth	1,543,678	65,112,338

		755,308,090

PIPELINES—0.25%
Dynegy Inc. Class A (1)	381,385	1,491,215
El Paso Corp.	745,006	7,882,163
Kinder Morgan Inc.	126,747	9,594,748
Williams Companies Inc.	658,099	12,378,842

		31,346,968

REAL ESTATE INVESTMENT TRUSTS—0.54%
Apartment Investment & Management Co. Class A	110,349	4,104,983
Archstone-Smith Trust	231,361	7,891,724
Equity Office Properties Trust	465,413	14,022,894
Equity Residential	327,788	10,558,051
Plum Creek Timber Co. Inc.	212,832	7,598,102
ProLogis	212,989	7,901,892
Simon Property Group Inc.	255,273	15,464,438

		67,542,084

RETAIL—6.64%
AutoNation Inc. (1)	260,511	4,934,078
AutoZone Inc. (1)	78,090	6,692,313
Bed Bath & Beyond Inc. (1)	349,252	12,761,668
Best Buy Co. Inc.	344,599	18,611,792
Big Lots Inc. (1)	128,700	1,546,974
Circuit City Stores Inc.	222,655	3,573,613
Costco Wholesale Corp.	545,249	24,089,101
CVS Corp.	461,803	24,300,074
Darden Restaurants Inc.	170,436	5,228,976
Dillard’s Inc. Class A	81,397	2,189,579
Dollar General Corp.	347,856	7,621,525
Family Dollar Stores Inc.	193,962	5,888,686
Federated Department Stores Inc.	195,284	12,427,874
Gap Inc. (The)	850,060	18,565,310
Home Depot Inc.	2,536,931	97,012,241
Kohl’s Corp. (1)	376,217	19,424,084
Limited Brands Inc.	440,904	10,713,967
Lowe’s Companies Inc. (2)	892,081	50,928,904
May Department Stores Co. (The)	336,993	12,475,481
McDonald’s Corp.	1,468,532	45,730,086
Nordstrom Inc.	145,475	8,056,406
Office Depot Inc. (1)	362,248	8,034,661
OfficeMax Inc.	107,518	3,601,853
Penney (J.C.) Co. Inc. (Holding Co.)	329,646	17,115,220
RadioShack Corp.	183,110	4,486,195
Sears Holdings Corp. (1)	110,868	14,764,252
Staples Inc.	571,652	17,967,022
Starbucks Corp. (1)	461,302	23,830,861
Target Corp.	1,033,689	51,705,124
Tiffany & Co.	168,142	5,804,262
TJX Companies Inc.	556,164	13,698,319
Toys R Us Inc. (1)	248,751	6,407,826
Walgreen Co. (2)	1,179,097	52,375,489
Wal-Mart Stores Inc.	3,913,562	196,108,592
Wendy’s International Inc.	131,695	5,141,373
Yum! Brands Inc.	336,322	17,424,843

		831,238,624

SAVINGS & LOANS—0.55%
Golden West Financial Corp.	325,949	19,719,915
Sovereign Bancorp Inc.	434,385	9,625,972
Washington Mutual Inc.	1,008,066	39,818,607

		69,164,494

SEMICONDUCTORS—3.10%
Advanced Micro Devices Inc. (1)	456,066	7,351,784
Altera Corp. (1)	431,274	8,530,600
Analog Devices Inc.	429,961	15,538,791
Applied Materials Inc. (1)	1,925,260	31,285,475
Applied Micro Circuits Corp. (1)	357,195	1,175,172
Broadcom Corp. Class A (1)	335,656	10,042,828
Freescale Semiconductor Inc. Class B (1)	465,079	8,022,613
Intel Corp.	7,193,320	167,100,824
KLA-Tencor Corp. (1)	227,823	10,482,136
Linear Technology Corp.	354,417	13,577,715
LSI Logic Corp. (1)	447,805	2,503,230
Maxim Integrated Products Inc.	377,100	15,412,077
Micron Technology Inc. (1)	710,645	7,348,069
National Semiconductor Corp.	411,603	8,483,138
Novellus Systems Inc.	161,338	4,312,565
NVIDIA Corp. (1)	192,740	4,579,502
PMC-Sierra Inc. (1)	209,792	1,846,170
QLogic Corp. (1)	105,490	4,272,345
Teradyne Inc. (1)	222,530	3,248,938
Texas Instruments Inc.	1,987,096	50,651,077
Xilinx Inc.	402,230	11,757,183

		387,522,232

SOFTWARE—4.30%
Adobe Systems Inc.	280,868	18,865,904
Autodesk Inc.	265,747	7,908,631
Automatic Data Processing Inc.	673,099	30,255,800
BMC Software Inc. (1)	257,087	3,856,305
Citrix Systems Inc. (1)	195,686	4,661,241
Computer Associates International Inc.	614,308	16,647,747
Compuware Corp. (1)	449,886	3,239,179
Electronic Arts Inc. (1)	355,442	18,404,787
First Data Corp.	925,683	36,388,599
Fiserv Inc. (1)	222,816	8,868,077
IMS Health Inc.	268,347	6,544,983
Intuit Inc. (1)	214,844	9,403,722
Mercury Interactive Corp. (1)	97,444	4,616,897
Microsoft Corp.	11,688,298	282,506,163
Novell Inc. (1)	441,110	2,629,016
Oracle Corp. (1)	5,191,608	64,791,268
Parametric Technology Corp. (1)	307,469	1,718,752
Siebel Systems Inc. (1)	594,858	5,431,054
Veritas Software Corp. (1)	487,179	11,312,296

		538,050,421

TELECOMMUNICATIONS—5.56%
ADC Telecommunications Inc. (1)	927,464	1,845,653
Alltel Corp.	349,207	19,154,004
Andrew Corp. (1)	184,321	2,158,399
AT&T Corp.	923,792	17,321,100
Avaya Inc. (1)	555,647	6,489,957
BellSouth Corp.	2,114,371	55,586,814
CenturyTel Inc.	155,502	5,106,686
CIENA Corp. (1)	650,489	1,118,841
Cisco Systems Inc. (1)	7,467,257	133,589,228
Citizens Communications Co.	388,948	5,032,987
Comverse Technology Inc. (1)	229,056	5,776,792
Corning Inc. (1)	1,627,175	18,110,458
Enterasys Networks Inc. (1)	1,430	2,002
JDS Uniphase Corp. (1)	1,650,650	2,756,586
Lucent Technologies Inc. (1)	5,114,120	14,063,830
Motorola Inc.	2,830,345	42,370,265
Nextel Communications Inc. Class A (1)	1,300,665	36,964,899
QUALCOMM Inc.	1,901,491	69,689,645
Qwest Communications International Inc. (1)	1,928,513	7,135,498
SBC Communications Inc.	3,816,444	90,411,558
Scientific-Atlanta Inc.	174,599	4,927,184
Sprint Corp. (FON Group)	1,706,186	38,815,732
Tellabs Inc. (1)	529,393	3,864,569
Verizon Communications Inc.	3,199,996	113,599,858

		695,892,545

TEXTILES—0.06%
Cintas Corp.	172,389	7,121,390

		7,121,390

TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	192,517	3,936,973
Mattel Inc.	482,949	10,310,961

		14,247,934

TRANSPORTATION—1.61%
Burlington Northern Santa Fe Corp.	436,752	23,554,035
CSX Corp.	249,964	10,411,001
FedEx Corp.	347,830	32,678,629
Norfolk Southern Corp.	462,020	17,117,841
Ryder System Inc.	74,466	3,105,232
Union Pacific Corp.	301,267	20,998,310
United Parcel Service Inc. Class B (2)	1,293,025	94,054,639

		201,919,687

TOTAL COMMON STOCKS (Cost: $12,196,040,720)		12,497,464,232

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.68%

COMMERCIAL PAPER(3)—0.00%
Amstel Funding Corp.
2.95%, 08/19/05	$1,940	1,918
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	32,973	32,936
ANZ National Bank Ltd.
2.94%, 08/15/05	2,334	2,308
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	3,968	3,962
Cantabric Finance LLC
2.80%, 04/29/05	2,521	2,515
Chariot Funding LLC
2.70%, 04/06/05	1,260	1,261
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	4,715	4,712
Corporate Asset Funding
2.75%, 05/05/05	3,268	3,259
CRC Funding LLC
2.74%, 04/28/05	2,334	2,329
DEPFA Bank PLC
2.28%, 05/03/05	2,334	2,329
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	15,873	15,796
Fairway Finance LLC
3.15%, 09/15/05	4,153	4,092
Falcon Asset Securitization Corp.
2.75%, 04/14/05	1,867	1,866
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	5,789	5,778
Fortis Funding LLC
2.35%, 05/09/05	6,536	6,520
General Electric Capital Corp.
2.74%, 07/07/05	2,334	2,317
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	13,270	13,245
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	14,005	13,833
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	36,073	36,027
Kitty Hawk Funding Corp.
2.75%, 04/15/05	6,509	6,502
Liberty Street Funding Corp.
2.80%, 04/20/05	2,340	2,337
Moat Funding LLC
2.74%, 05/02/05	3,268	3,260
Mortgage Interest Networking Trust
2.77%, 04/13/05	3,875	3,871
New Center Asset Trust
2.80%, 04/15/05	4,668	4,663
Nordea North America Inc.
2.74%, 07/11/05	2,334	2,316
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	5,325	5,318
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	15,031	15,010
Polonius Inc.
2.82%, 04/28/05	3,875	3,867
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	4,021	4,016
Ranger Funding Co. LLC
2.75%, 04/14/05	7,003	6,996
Santander Central Hispano
2.75%, 07/08/05	5,836	5,792
Scaldis Capital LLC
2.75%, 07/08/05	1,168	1,160
Societe Generale
2.75%, 05/03/05	4,202	4,191
Sydney Capital Corp.
2.75%, 04/12/05	8,150	8,143
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	4,062	4,056

Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	4,068	4,065
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	3,044	3,042
Tulip Funding Corp.
2.71%, 04/08/05	3,861	3,859
Variable Funding Capital Corp.
2.80%, 04/20/05	3,595	3,589
Yorktown Capital LLC
2.80%, 04/20/05	7,329	7,319

		260,375

FLOATING RATE NOTES(3)—0.00%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	2,147	2,148
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	16,340	16,343
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	3,034	3,034
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	15,172	15,175
BMW US Capital LLC
2.82%, 04/18/06 (4)	4,668	4,668
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	15,873	15,871
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	14,005	14,004
Commodore CDO Ltd.
3.08%, 12/12/05	1,167	1,168
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	14,005	14,004
DEPFA Bank PLC
2.99%, 12/15/05	4,668	4,668
Dorada Finance Inc.
2.66%, 07/29/05 (4)	3,875	3,874
Fairway Finance LLC
2.80%, 06/20/05	2,334	2,334
Fifth Third Bancorp
2.81%, 02/23/06 (4)	9,337	9,337
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	6,069	6,069
General Electric Capital Corp.
2.86%, 03/09/06	2,101	2,103
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	1,705	1,705
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	3,034	3,034
Hartford Life Global Funding Trust
2.80%, 02/15/06	4,668	4,668
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	14,005	14,004
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	21,008	21,008
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	4,902	4,902
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	19,141	19,145
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	9,337	9,337
Marshall & Ilsley Corp.
2.95%, 02/20/06	4,668	4,673
MetLife Funding Inc.
2.74%, 03/06/06 (4)	7,003	7,003
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	11,671	11,670
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	17,273	17,276
Norddeutsche Landesbank
2.63%, 07/27/05	4,668	4,668
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	14,005	14,005
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	16,573	16,574
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	2,568	2,568

Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	23,809	23,811
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	14,365	14,364
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	14,005	14,006
Wells Fargo & Co.
2.78%, 03/15/06 (4)	2,334	2,335
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	16,339	16,340
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	23,529	23,527
Winston Funding Ltd.
2.75%, 04/25/05 (4)	3,333	3,333
World Savings Bank
2.71%, 09/09/05	1,634	1,634

		370,390

MONEY MARKET FUNDS—0.68%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	18,674	18,674
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	84,294,417	84,294,417
BlackRock Temp Cash Money Market Fund 3	871	871
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	1,957	1,957

		84,315,919

REPURCHASE AGREEMENTS(3)—0.00%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $102,714 and effective yields of 2.89% - 2.90%. (6)	$102,705	102,705
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $93,376 and an effective yield of 2.89%. (6)	93,369	93,369
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $70,032 and an effective yield of 2.89%. (6)	70,026	70,026

		266,100

TIME DEPOSITS(3)—0.00%
Abbey National Treasury Services PLC
1.39%, 04/08/05	3,268	3,265
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	4,668	4,668
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	6,536	6,535
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	6,069	6,069
First Tennessee Bank
2.77%, 04/15/05	2,334	2,334
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	5,789	5,789
Natexis Banques
2.98%, 08/18/05	4,668	4,668
Norddeutsche Landesbank
2.11%, 06/07/05	4,668	4,668
Rabobank Nederland NV NY
2.84%, 04/01/05	34,351	34,351
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	11,438	11,438
SunTrust Bank
2.68%, 05/03/05	4,668	4,668
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	15,873	15,872
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	8,403	8,402
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	23,109	23,108
Wells Fargo Bank N.A.
2.79%, 04/15/05	4,668	4,668
World Savings Bank
2.75%, 05/03/05	6,536	6,536

		147,039

U.S. GOVERNMENT AGENCY NOTES(3)—0.00%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	5,595	5,588
Federal National Mortgage Association
2.33%, 07/22/05	7,003	6,952

		12,540

TOTAL SHORT-TERM INVESTMENTS (Cost: $85,372,363)		85,372,363

TOTAL INVESTMENTS IN SECURITIES — 100.55% (Cost: $12,281,413,083)		12,582,836,595
Other Assets, Less Liabilities — (0.55%)		(69,011,002)

NET ASSETS — 100.00%		$12,513,825,593

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.83%

ADVERTISING—0.31%
Omnicom Group Inc.	81,221	$7,189,683

		7,189,683

AEROSPACE & DEFENSE—2.49%
Boeing Co. (The)	363,090	21,226,241
Lockheed Martin Corp.	175,111	10,692,278
Rockwell Collins Inc.	77,949	3,709,593
United Technologies Corp.	223,396	22,710,437

		58,338,549

AGRICULTURE—2.68%
Altria Group Inc.	902,247	58,997,931
UST Inc.	71,772	3,710,612

		62,708,543

AIRLINES—0.01%
Delta Air Lines Inc. (1) (2)	59,852	242,401

		242,401

APPAREL—0.56%
Coach Inc. (1)	83,129	4,707,595
Nike Inc. Class B	100,255	8,352,244

		13,059,839

AUTO MANUFACTURERS—0.28%
Navistar International Corp. (1) (2)	28,857	1,050,395
PACCAR Inc.	75,601	5,472,756

		6,523,151

AUTO PARTS & EQUIPMENT—0.04%
Goodyear Tire & Rubber Co. (The) (1) (2)	75,647	1,009,887

		1,009,887

BEVERAGES—4.30%
Anheuser-Busch Companies Inc. (2)	338,886	16,059,808
Brown-Forman Corp. Class B (2)	39,372	2,155,617
Coca-Cola Co. (The)	988,077	41,173,169
Pepsi Bottling Group Inc. (2)	86,440	2,407,354
PepsiCo Inc.	731,967	38,816,210

		100,612,158

BIOTECHNOLOGY—1.77%
Amgen Inc. (1)	546,463	31,809,611
Genzyme Corp. (1) (2)	107,960	6,179,630
MedImmune Inc. (1)	108,575	2,585,171
Millipore Corp. (1) (2)	21,270	923,118

		41,497,530

BUILDING MATERIALS—0.16%
American Standard Companies Inc.	78,683	3,657,186

		3,657,186

CHEMICALS—2.54%
Dow Chemical Co. (The)	415,952	20,735,207
Du Pont (E.I.) de Nemours and Co.	434,899	22,284,225
Ecolab Inc.	96,508	3,189,589
Hercules Inc. (1)	48,692	705,547
International Flavors & Fragrances Inc.	38,755	1,530,823
Praxair Inc.	140,658	6,731,892
Sherwin-Williams Co. (The)	55,336	2,434,231
Sigma-Aldrich Corp. (2)	30,009	1,838,051

		59,449,565

COMMERCIAL SERVICES—0.97%
Apollo Group Inc. Class A (1)	72,340	5,357,500
Block (H & R) Inc. (2)	71,708	3,626,991
Equifax Inc.	58,883	1,807,119
Moody’s Corp.	59,870	4,841,088
Paychex Inc. (2)	155,316	5,097,471
Robert Half International Inc.	70,435	1,898,928

		22,629,097

COMPUTERS—5.57%
Apple Computer Inc. (1)	356,494	14,855,105
Dell Inc. (1)	1,072,507	41,205,719
Gateway Inc. (1) (2)	130,215	524,766
International Business Machines Corp.	712,066	65,068,591
Lexmark International Inc. (1)	55,026	4,400,429
Network Appliance Inc. (1)	160,060	4,427,260

		130,481,870

COSMETICS & PERSONAL CARE—4.90%
Avon Products Inc. (2)	205,721	8,833,660
Colgate-Palmolive Co.	229,254	11,960,181
Gillette Co. (The)	432,382	21,826,643
Kimberly-Clark Corp.	209,962	13,800,802
Procter & Gamble Co. (2)	1,100,251	58,313,303

		114,734,589

DIVERSIFIED FINANCIAL SERVICES—1.71%
American Express Co.	511,680	26,285,002
Federated Investors Inc. Class B (2)	41,578	1,177,073
SLM Corp.	187,489	9,344,452
T. Rowe Price Group Inc.	54,056	3,209,845

		40,016,372

ELECTRIC—0.62%
AES Corp. (The) (1)	282,104	4,620,864
CenterPoint Energy Inc. (2)	126,467	1,521,398
TXU Corp. (2)	104,789	8,344,348

		14,486,610

ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
Emerson Electric Co.	182,914	11,876,606

		11,876,606

ELECTRONICS—0.15%
Symbol Technologies Inc.	105,706	1,531,680
Waters Corp. (1)	52,748	1,887,851

		3,419,531

ENGINEERING & CONSTRUCTION—0.09%
Fluor Corp.	37,319	2,068,592

		2,068,592

ENTERTAINMENT—0.17%
International Game Technology Inc.	149,843	3,994,814

		3,994,814

FOOD—2.02%
Campbell Soup Co.	142,252	4,128,153
Heinz (H.J.) Co. (2)	152,391	5,614,084
Hershey Foods Corp.	95,524	5,775,381
Kellogg Co.	153,247	6,630,998
McCormick & Co. Inc. NVS	59,248	2,039,909
Sara Lee Corp.	344,163	7,626,652
Sysco Corp.	277,829	9,946,278
Wrigley (William Jr.) Co.	85,413	5,600,530

		47,361,985

HAND & MACHINE TOOLS—0.18%
Black & Decker Corp.	35,025	2,766,625
Stanley Works (The)	32,883	1,488,613

		4,255,238

HEALTH CARE-PRODUCTS—7.61%
Bard (C.R.) Inc.	45,742	3,114,115
Baxter International Inc.	270,441	9,189,585
Becton, Dickinson & Co.	110,198	6,437,767

Biomet Inc.	109,793	3,985,486
Boston Scientific Corp. (1)	331,584	9,712,095
Guidant Corp.	140,762	10,402,312
Johnson & Johnson	1,296,968	87,104,371
Medtronic Inc.	527,579	26,880,150
St. Jude Medical Inc. (1)	157,167	5,658,012
Stryker Corp.	163,630	7,299,534
Zimmer Holdings Inc. (1)	107,624	8,374,223

		178,157,650

HEALTH CARE-SERVICES—1.32%
Quest Diagnostics Inc.	39,866	4,191,113
UnitedHealth Group Inc.	279,785	26,685,893

		30,877,006

HOME FURNISHINGS—0.02%
Maytag Corp. (2)	33,161	463,259

		463,259

HOUSEHOLD PRODUCTS & WARES—0.51%
Avery Dennison Corp.	44,482	2,754,770
Clorox Co.	66,624	4,196,646
Fortune Brands Inc.	63,039	5,082,835

		12,034,251

HOUSEWARES—0.11%
Newell Rubbermaid Inc. (2)	119,953	2,631,769

		2,631,769

INTERNET—2.01%
eBay Inc. (1)	527,915	19,670,113
Monster Worldwide Inc. (1)	52,558	1,474,252
Symantec Corp. (1)	309,113	6,593,380
Yahoo! Inc. (1)	568,739	19,280,252

		47,017,997

IRON & STEEL—0.04%
Allegheny Technologies Inc.	39,178	944,582

		944,582

LEISURE TIME—0.31%
Harley-Davidson Inc. (2)	127,320	7,354,003

		7,354,003

LODGING—0.39%
Harrah’s Entertainment Inc.	49,725	3,211,241
Marriott International Inc. Class A	87,700	5,863,622

		9,074,863

MACHINERY—0.77%
Caterpillar Inc.	149,631	13,682,259
Rockwell Automation Inc.	76,388	4,326,616

		18,008,875

MANUFACTURING—9.09%
Danaher Corp.	120,125	6,415,876
General Electric Co.	4,622,726	166,695,500
Illinois Tool Works Inc.	119,825	10,727,932
3M Co.	336,918	28,870,503

		212,709,811

MEDIA—0.59%
Dow Jones & Co. Inc. (2)	30,865	1,153,425
Knight Ridder Inc.	32,816	2,206,876
McGraw-Hill Companies Inc. (The)	83,031	7,244,455
Meredith Corp.	19,878	929,297
New York Times Co. Class A (2)	63,613	2,326,964

		13,861,017

MINING—0.13%
Freeport-McMoRan Copper & Gold Inc.	78,183	3,096,829

		3,096,829

OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.	100,346	4,527,612

		4,527,612

OIL & GAS—7.30%
Exxon Mobil Corp.	2,784,907	165,980,457
XTO Energy Inc.	151,082	4,961,533

		170,941,990

OIL & GAS SERVICES—1.62%
Baker Hughes Inc.	147,336	6,554,979
BJ Services Co. (2)	70,987	3,682,806
Halliburton Co.	220,098	9,519,239
Schlumberger Ltd.	257,203	18,127,667

		37,884,691

PACKAGING & CONTAINERS—0.23%
Ball Corp.	47,937	1,988,427
Pactiv Corp. (1)	64,644	1,509,437
Sealed Air Corp. (1)	36,434	1,892,382

		5,390,246

PHARMACEUTICALS—7.18%
Abbott Laboratories	679,989	31,701,087
Allergan Inc. (2)	57,163	3,971,114
Bristol-Myers Squibb Co. (2)	852,397	21,702,028
Express Scripts Inc. (1)	33,217	2,896,190
Forest Laboratories Inc. (1)	153,444	5,669,756
Gilead Sciences Inc. (1)	188,672	6,754,458
Hospira Inc. (1)	68,087	2,197,167
Lilly (Eli) & Co.	494,087	25,741,933
Merck & Co. Inc.	963,123	31,176,292
Schering-Plough Corp.	643,459	11,678,781
Wyeth	582,805	24,582,715

		168,071,521

REAL ESTATE INVESTMENT TRUSTS—0.25%
Simon Property Group Inc.	96,303	5,834,036

		5,834,036

RETAIL—9.61%
AutoZone Inc. (1)	29,619	2,538,348
Bed Bath & Beyond Inc. (1)	131,597	4,808,554
Best Buy Co. Inc.	130,323	7,038,745
Dollar General Corp.	131,737	2,886,358
Family Dollar Stores Inc.	73,165	2,221,289
Gap Inc. (The)	321,604	7,023,831
Home Depot Inc.	957,764	36,624,895
Lowe’s Companies Inc.	337,076	19,243,669
RadioShack Corp.	69,088	1,692,656
Staples Inc.	215,828	6,783,474
Starbucks Corp. (1)	174,393	9,009,142
Target Corp.	390,565	19,536,061
TJX Companies Inc.	209,656	5,163,827
Walgreen Co.	445,510	19,789,554
Wal-Mart Stores Inc.	1,477,638	74,044,440
Yum! Brands Inc. (2)	126,948	6,577,176

		224,982,019

SEMICONDUCTORS—4.00%
Altera Corp. (1)	162,627	3,216,762
Analog Devices Inc.	162,223	5,862,739
Broadcom Corp. Class A (1)	127,146	3,804,208
Intel Corp.	2,716,062	63,094,120
Linear Technology Corp.	133,606	5,118,446
Maxim Integrated Products Inc. (2)	142,282	5,815,065
PMC-Sierra Inc. (1) (2)	78,486	690,677
QLogic Corp. (1)	40,003	1,620,122
Xilinx Inc.	152,364	4,453,600

		93,675,739

SOFTWARE—8.11%
Adobe Systems Inc.	106,062	7,124,185
Autodesk Inc.	100,229	2,982,815
Automatic Data Processing Inc.	254,348	11,432,943
Citrix Systems Inc. (1)	73,854	1,759,202
Computer Associates International Inc.	232,375	6,297,363
Electronic Arts Inc. (1)	134,286	6,953,329
First Data Corp.	349,767	13,749,341
IMS Health Inc.	101,233	2,469,073
Intuit Inc. (1)	81,017	3,546,114

Mercury Interactive Corp. (1)	36,775	1,742,400
Microsoft Corp.	4,413,252	106,668,301
Oracle Corp. (1)	1,960,021	24,461,062
Parametric Technology Corp. (1)	117,394	656,232

		189,842,360

TELECOMMUNICATIONS—4.61%
Avaya Inc. (1)	209,567	2,447,743
Cisco Systems Inc. (1)	2,819,404	50,439,138
Corning Inc. (1)	614,366	6,837,894
Lucent Technologies Inc. (1) (2)	1,928,336	5,302,924
Nextel Communications Inc. Class A (1) (2)	491,512	13,968,771
QUALCOMM Inc.	717,934	26,312,281
Qwest Communications International Inc. (1)	730,102	2,701,377

		108,010,128

TEXTILES—0.12%
Cintas Corp.	65,316	2,698,204

		2,698,204

TOYS, GAMES & HOBBIES—0.16%
Mattel Inc. (2)	180,844	3,861,019

		3,861,019

TRANSPORTATION—1.52%
United Parcel Service Inc. Class B	488,157	35,508,540

		35,508,540

TOTAL COMMON STOCKS (Cost: $2,152,866,579)		2,337,073,813

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.54%

COMMERCIAL PAPER(3)—0.02%
Amstel Funding Corp.
2.95%, 08/19/05	$2,997	2,963
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	50,932	50,876
ANZ National Bank Ltd.
2.94%, 08/15/05	3,606	3,566
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	6,129	6,120
Cantabric Finance LLC
2.80%, 04/29/05	3,894	3,886
Chariot Funding LLC
2.70%, 04/06/05	1,947	1,946
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	7,283	7,277
Corporate Asset Funding
2.75%, 05/05/05	5,048	5,035
CRC Funding LLC
2.74%, 04/28/05	3,606	3,598
DEPFA Bank PLC
2.28%, 05/03/05	3,606	3,598
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	24,518	24,400
Fairway Finance LLC
3.15%, 09/15/05	6,415	6,321
Falcon Asset Securitization Corp.
2.75%, 04/14/05	2,884	2,882
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	8,942	8,924
Fortis Funding LLC
2.35%, 05/09/05	10,096	10,071
General Electric Capital Corp.
2.74%, 07/07/05	3,606	3,579
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	20,498	20,458
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	21,633	21,368
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	55,721	55,650

Kitty Hawk Funding Corp.
2.75%, 04/15/05	10,055	10,044
Liberty Street Funding Corp.
2.80%, 04/20/05	3,615	3,610
Moat Funding LLC
2.74%, 05/02/05	5,048	5,036
Mortgage Interest Networking Trust
2.77%, 04/13/05	5,985	5,980
New Center Asset Trust
2.80%, 04/15/05	7,211	7,203
Nordea North America Inc.
2.74%, 07/11/05	3,606	3,578
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	8,225	8,216
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	23,218	23,184
Polonius Inc.
2.82%, 04/28/05	5,985	5,973
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	6,210	6,205
Ranger Funding Co. LLC
2.75%, 04/14/05	10,817	10,806
Santander Central Hispano
2.75%, 07/08/05	9,014	8,947
Scaldis Capital LLC
2.75%, 07/08/05	1,805	1,791
Societe Generale
2.75%, 05/03/05	6,490	6,474
Sydney Capital Corp.
2.75%, 04/12/05	12,588	12,578
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	6,274	6,264
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	6,283	6,277
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	4,703	4,698
Tulip Funding Corp.
2.71%, 04/08/05	5,963	5,960
Variable Funding Capital Corp.
2.80%, 04/20/05	5,553	5,544
Yorktown Capital LLC
2.80%, 04/20/05	11,321	11,305

		402,191

FLOATING RATE NOTES(3)—0.02%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	3,317	3,317
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	25,239	25,243
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	4,687	4,686
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/ 27/05 (4)	23,436	23,439
BMW US Capital LLC
2.82%, 04/18/06 (4)	7,211	7,211
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	24,518	24,514
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/ 29/05 (4)	21,633	21,632
Commodore CDO Ltd.
3.08%, 12/12/05	1,803	1,803
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	21,633	21,630
DEPFA Bank PLC
2.99%, 12/15/05	7,211	7,211
Dorada Finance Inc.
2.66%, 07/29/05 (4)	5,985	5,985
Fairway Finance LLC
2.80%, 06/20/05	3,606	3,605
Fifth Third Bancorp
2.81%, 02/23/06 (4)	14,422	14,422
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	9,374	9,375
General Electric Capital Corp.
2.86%, 03/09/06	3,245	3,249

General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	2,633	2,633
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	4,687	4,687
Hartford Life Global Funding Trust
2.80%, 02/15/06	7,211	7,211
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	21,633	21,633
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	32,450	32,450
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	7,572	7,571
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	29,566	29,573
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	14,422	14,422
Marshall & Ilsley Corp.
2.95%, 02/20/06	7,211	7,219
MetLife Funding Inc.
2.74%, 03/06/06 (4)	10,817	10,817
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	18,028	18,027
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	26,681	26,686
Norddeutsche Landesbank
2.63%, 07/27/05	7,211	7,210
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	21,633	21,633
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	25,599	25,601
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	3,966	3,965
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	36,777	36,779
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	22,189	22,187
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	21,633	21,634
Wells Fargo & Co.
2.78%, 03/15/06 (4)	3,606	3,606
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	25,239	25,237
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	36,344	36,342
Winston Funding Ltd.
2.75%, 04/25/05 (4)	5,149	5,149
World Savings Bank
2.71%, 09/09/05	2,524	2,524

		572,118

MONEY MARKET FUNDS—0.47%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	28,844	28,844
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	10,948,603	10,948,603
BlackRock Temp Cash Money Market Fund 3	1,345	1,345
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	3,023	3,023

		10,981,815

REPURCHASE AGREEMENTS(3)—0.02%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $158,657 and effective yeilds of 2.89% - 2.90%. (6)	$158,645	158,645
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $144,234 and an effective yield of 2.89%. (6)	144,222	144,222
Merrill Lynch Goverment Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $108,175 and an effective yield of 2.89%. (6)	108,167	108,167

		411,034

TIME DEPOSITS(3)—0.01%
Abbey National Treasury Services PLC
1.39%, 04/08/05	5,048	5,042
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	7,211	7,211
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	10,096	10,095
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	9,374	9,374
First Tennessee Bank
2.77%, 04/15/05	3,606	3,606
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	8,942	8,942
Natexis Banques
2.98%, 08/18/05	7,211	7,211
Norddeutsche Landesbank
2.11%, 06/07/05	7,211	7,211
Rabobank Nederland NV NY
2.84%, 04/01/05	53,060	53,060
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	17,667	17,667
SunTrust Bank
2.68%, 05/03/05	7,211	7,210
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	24,518	24,518
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	12,980	12,980
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	35,695	35,696
Wells Fargo Bank N.A.
2.79%, 04/15/05	7,211	7,211
World Savings Bank
2.75%, 05/03/05	10,096	10,096

		227,130

U.S. GOVERNMENT AGENCY NOTES(3)—0.00%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	8,643	8,631
Federal National Mortgage Association
2.33%, 07/22/05	10,817	10,738

		19,369

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,613,657)		12,613,657

TOTAL INVESTMENTS IN SECURITIES — 100.37% (Cost: $2,165,480,236)		2,349,687,470
Other Assets, Less Liabilities — (0.37%)		(8,586,576)

NET ASSETS — 100.00%		$2,341,100,894

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.90%

ADVERTISING—0.10%
Interpublic Group of Companies Inc. (1)	208,894	$2,565,218

		2,565,218

AEROSPACE & DEFENSE—1.30%
General Dynamics Corp.	99,039	10,602,125
Goodrich (B.F.) Co.	59,308	2,270,903
L-3 Communications Holdings Inc.	56,893	4,040,541
Northrop Grumman Corp.	178,290	9,624,094
Raytheon Co.	224,236	8,677,933

		35,215,596

AGRICULTURE—0.49%
Monsanto Co.	131,783	8,500,003
Reynolds American Inc.	57,528	4,636,182

		13,136,185

AIRLINES—0.19%
Southwest Airlines Co.	364,001	5,183,374

		5,183,374

APPAREL—0.31%
Jones Apparel Group Inc.	60,462	2,024,872
Liz Claiborne Inc.	53,617	2,151,650
Reebok International Ltd.	27,663	1,225,471
VF Corp.	49,391	2,920,984

		8,322,977

AUTO MANUFACTURERS—0.68%
Ford Motor Co.	906,052	10,265,569
General Motors Corp.	279,540	8,215,681

		18,481,250

AUTO PARTS & EQUIPMENT—0.31%
Cooper Tire & Rubber Co.	34,621	635,642
Dana Corp.	74,413	951,742
Delphi Corp.	277,744	1,244,293
Johnson Controls Inc.	94,635	5,276,848
Visteon Corp.	63,723	363,858

		8,472,383

BANKS—12.53%
AmSouth Bancorp	175,435	4,552,538
Bank of America Corp.	2,005,461	88,440,830
Bank of New York Co. Inc. (The)	385,209	11,190,321
BB&T Corp.	271,411	10,606,742
Comerica Inc.	84,084	4,631,347
Compass Bancshares Inc.	61,037	2,771,080
Fifth Third Bancorp	257,371	11,061,806
First Horizon National Corp.	60,823	2,480,970
Huntington Bancshares Inc.	114,531	2,737,291
KeyCorp	201,113	6,526,117
M&T Bank Corp.	48,586	4,958,687
Marshall & Ilsley Corp.	102,656	4,285,888
Mellon Financial Corp.	209,754	5,986,379
National City Corp.	294,066	9,851,211
North Fork Bancorp Inc.	232,950	6,462,033
Northern Trust Corp.	100,485	4,365,068
PNC Financial Services Group	139,888	7,201,434
Regions Financial Corp.	229,935	7,449,894
State Street Corp.	165,074	7,217,035
SunTrust Banks Inc.	167,840	12,096,229
Synovus Financial Corp.	153,575	4,278,599
U.S. Bancorp	917,000	26,427,940
Wachovia Corp.	784,439	39,935,789

Wells Fargo & Co.	838,971	50,170,466
Zions Bancorporation	44,388	3,063,660

		338,749,354

BEVERAGES—0.25%
Coca-Cola Enterprises Inc.	174,252	3,575,651
Molson Coors Brewing Co. Class B	39,708	3,064,266

		6,639,917

BIOTECHNOLOGY—0.31%
Biogen Idec Inc. (1)	165,093	5,697,359
Chiron Corp. (1)	72,916	2,556,435

		8,253,794

BUILDING MATERIALS—0.39%
Masco Corp.	221,725	7,687,206
Vulcan Materials Co.	50,843	2,889,408

		10,576,614

CHEMICALS—0.92%
Air Products & Chemicals Inc.	112,644	7,129,239
Ashland Inc.	32,756	2,210,047
Eastman Chemical Co.	38,495	2,271,205
Engelhard Corp.	60,580	1,819,217
Great Lakes Chemical Corp.	25,429	816,779
PPG Industries Inc.	85,733	6,131,624
Rohm & Haas Co.	96,059	4,610,832

		24,988,943

COMMERCIAL SERVICES—0.76%
Cendant Corp.	522,165	10,725,269
Convergys Corp. (1)	70,462	1,051,998
Donnelley (R.R.) & Sons Co.	106,407	3,364,589
McKesson Corp.	146,128	5,516,332

		20,658,188

COMPUTERS—2.77%
Affiliated Computer Services Inc. Class A (1)	62,578	3,331,653
Computer Sciences Corp. (1)	94,414	4,328,882
Electronic Data Systems Corp.	255,751	5,286,373
EMC Corp. (1)	1,190,302	14,664,521
Hewlett-Packard Co.	1,432,632	31,431,946
NCR Corp. (1)	91,994	3,103,878
Sun Microsystems Inc. (1)	1,671,861	6,754,318
SunGard Data Systems Inc. (1)	142,715	4,923,668
Unisys Corp. (1)	167,340	1,181,420

		75,006,659

COSMETICS & PERSONAL CARE—0.07%
Alberto-Culver Co.	41,876	2,004,185

		2,004,185

DISTRIBUTION & WHOLESALE—0.23%
Genuine Parts Co.	86,316	3,753,883
Grainger (W.W.) Inc.	41,205	2,565,835

		6,319,718

DIVERSIFIED FINANCIAL SERVICES—14.13%
Bear Stearns Companies Inc. (The)	56,080	5,602,392
Capital One Financial Corp.	122,325	9,146,240
CIT Group Inc.	104,170	3,958,460
Citigroup Inc.	2,585,126	116,175,562
Countrywide Financial Corp.	287,239	9,323,778
E*TRADE Financial Corp. (1)	183,074	2,196,888
Federal Home Loan Mortgage Corp.	340,412	21,514,038
Federal National Mortgage Association	478,891	26,075,615
Franklin Resources Inc.	97,900	6,720,835
Goldman Sachs Group Inc.	223,340	24,565,167
Janus Capital Group Inc.	117,012	1,632,317
JP Morgan Chase & Co.	1,758,153	60,832,094
Lehman Brothers Holdings Inc.	136,587	12,861,032
MBNA Corp.	632,213	15,520,829
Merrill Lynch & Co. Inc.	460,544	26,066,790
Morgan Stanley	550,541	31,518,472
Providian Financial Corp. (1)	144,788	2,484,562
Schwab (Charles) Corp. (The)	568,230	5,972,097

		382,167,168

ELECTRIC—5.35%
Allegheny Energy Inc. (1)	68,254	1,410,128
Ameren Corp.	96,489	4,728,926
American Electric Power Co. Inc.	189,749	6,462,851
Calpine Corp. (1) (2)	263,030	736,484
Cinergy Corp.	94,562	3,831,652
CMS Energy Corp. (1)	97,019	1,265,128
Consolidated Edison Inc.	119,843	5,054,978
Constellation Energy Group Inc.	87,373	4,517,184
Dominion Resources Inc.	168,536	12,544,134
DTE Energy Co.	85,939	3,908,506
Duke Energy Corp.	464,133	13,000,365
Edison International	161,277	5,599,537
Entergy Corp.	105,489	7,453,853
Exelon Corp.	328,959	15,095,929
FirstEnergy Corp.	163,249	6,848,296
FPL Group Inc.	193,603	7,773,160
NiSource Inc.	133,993	3,053,700
PG&E Corp.	178,544	6,088,350
Pinnacle West Capital Corp.	45,350	1,927,829
PPL Corp.	93,439	5,044,772
Progress Energy Inc.	122,060	5,120,417
Public Service Enterprise Group Inc.	117,972	6,416,497
Southern Co. (The)	367,591	11,700,422
TECO Energy Inc.	101,992	1,599,235
Xcel Energy Inc.	198,051	3,402,516

		144,584,849

ELECTRICAL COMPONENTS & EQUIPMENT—0.17%
American Power Conversion Corp.	88,804	2,318,672
Molex Inc.	82,829	2,183,372

		4,502,044

ELECTRONICS—0.87%
Agilent Technologies Inc. (1)	213,547	4,740,743
Applera Corp. - Applied Biosystems Group	97,237	1,919,458
Fisher Scientific International Inc. (1)	57,943	3,298,116
Jabil Circuit Inc. (1)	90,660	2,585,623
Parker Hannifin Corp.	59,368	3,616,699
PerkinElmer Inc.	64,342	1,327,375
Sanmina-SCI Corp. (1)	259,966	1,357,023
Solectron Corp. (1)	479,638	1,664,344
Tektronix Inc.	44,319	1,087,145
Thermo Electron Corp. (1)	79,002	1,997,961

		23,594,487

ENVIRONMENTAL CONTROL—0.34%
Allied Waste Industries Inc. (1)	133,956	979,218
Waste Management Inc.	281,342	8,116,717

		9,095,935

FOOD—1.45%
Albertson’s Inc.	181,827	3,754,728
Archer-Daniels-Midland Co.	308,412	7,580,767
ConAgra Foods Inc.	255,144	6,893,991
General Mills Inc.	180,674	8,880,127
Kroger Co. (1)	362,422	5,809,625
Safeway Inc. (1)	221,082	4,096,649
SUPERVALU Inc.	66,734	2,225,579

		39,241,466

FOREST PRODUCTS & PAPER—1.05%
Georgia-Pacific Corp.	128,371	4,555,887
International Paper Co.	242,656	8,927,314
Louisiana-Pacific Corp.	55,008	1,382,901
MeadWestvaco Corp.	100,109	3,185,468
Temple-Inland Inc.	28,261	2,050,336
Weyerhaeuser Co.	120,132	8,229,042

		28,330,948

GAS—0.35%
KeySpan Corp.	79,447	3,096,050
Nicor Inc.	21,709	805,187
Peoples Energy Corp.	18,765	786,629
Sempra Energy	117,587	4,684,666

		9,372,532

HAND & MACHINE TOOLS—0.03%
Snap-On Inc.	28,708	912,627

		912,627

HEALTH CARE-PRODUCTS—0.07%
Bausch & Lomb Inc.	26,495	1,942,084

		1,942,084

HEALTH CARE-SERVICES—1.99%
Aetna Inc.	145,669	10,917,892
HCA Inc.	203,719	10,913,227
Health Management Associates Inc. Class A	120,535	3,155,606
Humana Inc. (1)	79,439	2,537,282
Laboratory Corp. of America Holdings (1)	66,713	3,215,567
Manor Care Inc.	42,793	1,555,953
Tenet Healthcare Corp. (1)	231,331	2,667,246
WellPoint Inc. (1)	150,905	18,915,942

		53,878,715

HOME BUILDERS—0.38%
Centex Corp.	62,523	3,580,692
KB Home	20,576	2,416,857
Pulte Homes Inc.	58,537	4,310,079

		10,307,628

HOME FURNISHINGS—0.18%
Leggett & Platt Inc.	94,274	2,722,633
Whirlpool Corp.	33,024	2,236,716

		4,959,349

INSURANCE—8.72%
ACE Ltd.	140,672	5,805,533
AFLAC Inc.	248,360	9,253,894
Allstate Corp. (The)	336,072	18,168,052
Ambac Financial Group Inc.	53,689	4,013,253
American International Group Inc.	1,288,575	71,399,941
AON Corp.	156,336	3,570,714
Chubb Corp.	94,805	7,515,192
CIGNA Corp.	65,119	5,815,127
Cincinnati Financial Corp.	78,495	3,423,167
Hartford Financial Services Group Inc.	146,336	10,032,796
Jefferson-Pilot Corp.	67,443	3,308,079
Lincoln National Corp.	86,133	3,888,044
Loews Corp.	79,017	5,810,910
Marsh & McLennan Companies Inc.	261,772	7,963,104
MBIA Inc.	69,525	3,634,767
MetLife Inc.	362,669	14,180,358
MGIC Investment Corp.	47,807	2,948,258
Principal Financial Group Inc.	148,263	5,706,643
Progressive Corp. (The)	99,081	9,091,673
Prudential Financial Inc.	259,283	14,882,844
SAFECO Corp.	62,822	3,060,060
St. Paul Travelers Companies Inc.	331,276	12,167,767
Torchmark Corp.	53,404	2,787,689
UNUMProvident Corp.	146,983	2,501,651
XL Capital Ltd. Class A	68,692	4,971,240

		235,900,756

IRON & STEEL—0.27%
Nucor Corp.	78,935	4,543,499
United States Steel Corp.	56,392	2,867,533

		7,411,032

LEISURE TIME—0.64%
Brunswick Corp.	47,857	2,242,100
Carnival Corp.	260,702	13,506,971
Sabre Holdings Corp.	64,949	1,421,084

		17,170,155

LODGING—0.39%
Hilton Hotels Corp.	190,065	4,247,953
Starwood Hotels & Resorts Worldwide Inc.	105,167	6,313,175

		10,561,128

MACHINERY—0.36%
Cummins Inc.	21,128	1,486,355
Deere & Co.	122,182	8,202,078

		9,688,433

MANUFACTURING—3.09%
Cooper Industries Ltd.	45,772	3,273,613
Dover Corp.	100,636	3,803,034
Eastman Kodak Co.	141,637	4,610,284
Eaton Corp.	75,543	4,940,512
Honeywell International Inc.	420,976	15,664,517
Ingersoll-Rand Co. Class A	85,784	6,832,696
ITT Industries Inc.	45,593	4,114,312
Pall Corp.	61,238	1,660,775
Textron Inc.	66,777	4,982,900
Tyco International Ltd.	996,057	33,666,727

		83,549,370

MEDIA—6.96%
Clear Channel Communications Inc.	260,843	8,991,258
Comcast Corp. Class A (1)	1,094,434	36,969,981
Gannett Co. Inc.	124,295	9,829,249
News Corp. Class A	1,426,479	24,136,025
Time Warner Inc. (1)	2,273,829	39,905,699
Tribune Co.	147,641	5,886,447
Univision Communications Inc. Class A (1)	144,200	3,992,898
Viacom Inc. Class B	843,591	29,382,275
Walt Disney Co. (The)	1,012,980	29,102,915

		188,196,747

MINING—1.01%
Alcoa Inc.	431,258	13,105,931
Newmont Mining Corp.	219,683	9,281,607
Phelps Dodge Corp.	47,755	4,858,116

		27,245,654

OFFICE & BUSINESS EQUIPMENT—0.27%
Xerox Corp. (1)	473,833	7,178,570

		7,178,570

OIL & GAS—7.93%
Amerada Hess Corp.	42,113	4,051,692
Anadarko Petroleum Corp.	117,207	8,919,453
Apache Corp.	161,561	9,892,380
Burlington Resources Inc.	191,474	9,587,103
ChevronTexaco Corp.	1,041,150	60,709,457
ConocoPhillips	344,258	37,124,783
Devon Energy Corp.	237,243	11,328,353
EOG Resources Inc.	118,297	5,765,796
Kerr-McGee Corp.	80,789	6,328,202
Marathon Oil Corp.	171,742	8,058,135
Nabors Industries Ltd. (1)	69,955	4,137,139
Noble Corp.	66,977	3,764,777
Occidental Petroleum Corp.	196,561	13,989,246
Rowan Companies Inc.	53,099	1,589,253
Sunoco Inc.	34,265	3,547,113
Transocean Inc. (1)	158,948	8,179,464
Unocal Corp.	133,906	8,260,661
Valero Energy Corp.	127,009	9,305,949

		214,538,956

OIL & GAS SERVICES—0.14%
National Oilwell Varco Inc. (1)	82,898	3,871,337

		3,871,337

PACKAGING & CONTAINERS—0.06%
Bemis Co. Inc.	52,945	1,647,648

		1,647,648

PHARMACEUTICALS—4.91%
AmerisourceBergen Corp.	54,886	3,144,419
Cardinal Health Inc.	214,571	11,973,062
Caremark Rx Inc. (1)	226,161	8,996,685
King Pharmaceuticals Inc. (1)	118,957	988,533
Medco Health Solutions Inc. (1)	136,288	6,755,796
Mylan Laboratories Inc.	132,992	2,356,618
Pfizer Inc.	3,691,003	96,962,649
Watson Pharmaceuticals Inc. (1)	54,236	1,666,672

		132,844,434

PIPELINES—0.50%
Dynegy Inc. Class A (1)	163,399	638,890
El Paso Corp.	317,744	3,361,732
Kinder Morgan Inc.	54,260	4,107,482
Williams Companies Inc.	281,722	5,299,191

		13,407,295

REAL ESTATE INVESTMENT TRUSTS—0.82%
Apartment Investment & Management Co. Class A	47,241	1,757,365
Archstone-Smith Trust	98,698	3,366,589
Equity Office Properties Trust	199,596	6,013,827
Equity Residential	139,702	4,499,801
Plum Creek Timber Co. Inc.	90,803	3,241,667
ProLogis	90,851	3,370,572

		22,249,821

RETAIL—3.73%
AutoNation Inc. (1)	111,537	2,112,511
Big Lots Inc. (1)	55,361	665,439
Circuit City Stores Inc.	94,459	1,516,067
Costco Wholesale Corp.	233,752	10,327,163
CVS Corp.	197,975	10,417,445
Darden Restaurants Inc.	72,976	2,238,904
Dillard’s Inc. Class A	34,866	937,895
Federated Department Stores Inc.	83,759	5,330,423
Kohl’s Corp. (1)	161,309	8,328,384
Limited Brands Inc.	188,744	4,586,479
May Department Stores Co. (The)	144,538	5,350,797
McDonald’s Corp.	629,433	19,600,544
Nordstrom Inc.	62,280	3,449,066
Office Depot Inc. (1)	154,518	3,427,209
OfficeMax Inc.	46,298	1,550,983
Penney (J.C.) Co. Inc. (Holding Co.)	141,358	7,339,307
Sears Holdings Corp. (1)	47,490	6,324,203
Tiffany & Co.	71,869	2,480,918
Toys R Us Inc. (1)	106,232	2,736,536
Wendy’s International Inc.	56,300	2,197,952

		100,918,225

SAVINGS & LOANS—1.10%
Golden West Financial Corp.	139,754	8,455,117
Sovereign Bancorp Inc.	185,157	4,103,079
Washington Mutual Inc.	432,089	17,067,516

		29,625,712

SEMICONDUCTORS—2.21%
Advanced Micro Devices Inc. (1)	194,611	3,137,129
Applied Materials Inc. (1)	825,288	13,410,930
Applied Micro Circuits Corp. (1)	152,702	502,390
Freescale Semiconductor Inc. Class B (1)	198,379	3,422,038
KLA-Tencor Corp. (1)	97,106	4,467,847
LSI Logic Corp. (1)	189,513	1,059,378
Micron Technology Inc. (1)	303,235	3,135,450
National Semiconductor Corp.	175,528	3,617,632
Novellus Systems Inc.	69,040	1,845,439
NVIDIA Corp. (1)	82,099	1,950,672
Teradyne Inc. (1)	96,450	1,408,170
Texas Instruments Inc.	851,680	21,709,323

		59,666,398

SOFTWARE—0.56%
BMC Software Inc. (1)	109,842	1,647,630
Compuware Corp. (1)	192,306	1,384,603
Fiserv Inc. (1)	95,475	3,799,905
Novell Inc. (1)	187,789	1,119,222
Siebel Systems Inc. (1)	254,283	2,321,604
Veritas Software Corp. (1)	208,555	4,842,647

		15,115,611

TELECOMMUNICATIONS—6.49%
ADC Telecommunications Inc. (1)	398,234	792,486
Alltel Corp.	149,728	8,212,581
Andrew Corp. (1)	79,168	927,057
AT&T Corp.	396,111	7,427,081

BellSouth Corp.	906,219	23,824,498
CenturyTel Inc.	66,469	2,182,842
CIENA Corp. (1)	281,404	484,015
Citizens Communications Co.	165,685	2,143,964
Comverse Technology Inc. (1)	97,632	2,462,279
Enterasys Networks Inc. (1)	765	1,071
JDS Uniphase Corp. (1)	714,667	1,193,494
Motorola Inc.	1,213,157	18,160,960
SBC Communications Inc.	1,634,393	38,718,770
Scientific-Atlanta Inc.	75,105	2,119,463
Sprint Corp. (FON Group)	731,335	16,637,871
Tellabs Inc. (1)	228,160	1,665,568
Verizon Communications Inc.	1,370,433	48,650,372

		175,604,372

TOYS, GAMES & HOBBIES—0.06%
Hasbro Inc.	82,432	1,685,734

		1,685,734

TRANSPORTATION—1.71%
Burlington Northern Santa Fe Corp.	187,237	10,097,691
CSX Corp.	106,527	4,436,850
FedEx Corp.	149,098	14,007,757
Norfolk Southern Corp.	198,105	7,339,790
Ryder System Inc.	31,656	1,320,055
Union Pacific Corp.	129,167	9,002,940

		46,205,083

TOTAL COMMON STOCKS (Cost: $2,559,500,055)		2,701,746,658

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.87%

COMMERCIAL PAPER(3)—0.00%
Amstel Funding Corp.
2.95%, 08/19/05	$428	423
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	7,274	7,266
ANZ National Bank Ltd.
2.94%, 08/15/05	515	509
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	875	874
Cantabric Finance LLC
2.80%, 04/29/05	556	555
Chariot Funding LLC
2.70%, 04/06/05	278	278
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,040	1,039
Corporate Asset Funding
2.75%, 05/05/05	721	719
CRC Funding LLC
2.74%, 04/28/05	515	514
DEPFA Bank PLC
2.28%, 05/03/05	515	514
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	3,502	3,485
Fairway Finance LLC
3.15%, 09/15/05	916	903
Falcon Asset Securitization Corp.
2.75%, 04/14/05	412	412
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	1,277	1,274
Fortis Funding LLC
2.35%, 05/09/05	1,442	1,438
General Electric Capital Corp.
2.74%, 07/07/05	515	511
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	2,928	2,923
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	3,090	3,052
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	7,958	7,949

Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,436	1,435
Liberty Street Funding Corp.
2.80%, 04/20/05	516	516
Moat Funding LLC
2.74%, 05/02/05	721	719
Mortgage Interest Networking Trust
2.77%, 04/13/05	855	854
New Center Asset Trust
2.80%, 04/15/05	1,030	1,029
Nordea North America Inc.
2.74%, 07/11/05	515	512
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,175	1,173
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	3,316	3,310
Polonius Inc.
2.82%, 04/28/05	855	853
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	887	886
Ranger Funding Co. LLC
2.75%, 04/14/05	1,545	1,543
Santander Central Hispano
2.75%, 07/08/05	1,287	1,278
Scaldis Capital LLC
2.75%, 07/08/05	258	256
Societe Generale
2.75%, 05/03/05	927	925
Sydney Capital Corp.
2.75%, 04/12/05	1,798	1,796
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	896	895
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	897	896
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	672	671
Tulip Funding Corp.
2.71%, 04/08/05	852	851
Variable Funding Capital Corp.
2.80%, 04/20/05	793	792
Yorktown Capital LLC
2.80%, 04/20/05	1,617	1,615

		57,443

FLOATING RATE NOTES(3)—0.01%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	474	474
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	3,605	3,605
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	669	669
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	3,347	3,348
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,030	1,030
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	3,502	3,502
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	3,090	3,090
Commodore CDO Ltd.
3.08%, 12/12/05	257	257
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	3,090	3,090
DEPFA Bank PLC
2.99%, 12/15/05	1,030	1,030
Dorada Finance Inc.
2.66%, 07/29/05 (4)	855	855
Fairway Finance LLC
2.80%, 06/20/05	515	515
Fifth Third Bancorp
2.81%, 02/23/06 (4)	2,060	2,060
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,339	1,339
General Electric Capital Corp.
2.86%, 03/09/06	463	464

General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	376	376
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	669	669
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,030	1,030
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	3,090	3,090
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	4,635	4,635
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,081	1,081
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	4,223	4,224
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	2,060	2,060
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,030	1,031
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,545	1,545
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	2,575	2,575
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	3,811	3,811
Norddeutsche Landesbank
2.63%, 07/27/05	1,030	1,030
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	3,090	3,090
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	3,656	3,656
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	566	566
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	5,253	5,253
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	3,169	3,169
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	3,090	3,090
Wells Fargo & Co.
2.78%, 03/15/06 (4)	515	515
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	3,605	3,603
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	5,191	5,189
Winston Funding Ltd.
2.75%, 04/25/05 (4)	735	735
World Savings Bank
2.71%, 09/09/05	360	360

		81,711

MONEY MARKET FUNDS—0.86%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	4,120	4,120
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	23,264,131	23,264,131
BlackRock Temp Cash Money Market Fund 3	192	192
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	432	432

		23,268,875

REPURCHASE AGREEMENTS(3)—0.00%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $22,660 and effective yields of 2.89% - 2.90%. (6)	$22,658	22,658
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $20,600 and an effective yield of 2.89%. (6)	20,599	20,599
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $15,450 and an effective yield of 2.89%. (6)	15,449	15,449

		58,706

TIME DEPOSITS(3)—0.00%
Abbey National Treasury Services PLC
1.39%, 04/08/05	722	722
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,030	1,030
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,442	1,442
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,339	1,339
First Tennessee Bank
2.77%, 04/15/05	515	515
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	1,277	1,277
Natexis Banques
2.98%, 08/18/05	1,030	1,030
Norddeutsche Landesbank
2.11%, 06/07/05	1,030	1,030
Rabobank Nederland NV NY
2.84%, 04/01/05	7,578	7,578
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	2,523	2,523
SunTrust Bank
2.68%, 05/03/05	1,030	1,030
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	3,502	3,501
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,854	1,854
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	5,098	5,098
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,030	1,030
World Savings Bank
2.75%, 05/03/05	1,442	1,442

		32,441

U.S. GOVERNMENT AGENCY NOTES(3)—0.00%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,234	1,233
Federal National Mortgage Association
2.33%, 07/22/05	1,545	1,534

		2,767

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,501,943)		23,501,943

TOTAL INVESTMENTS IN SECURITIES — 100.77% (Cost: $2,583,001,998)		2,725,248,601
Other Assets, Less Liabilities — (0.77%)		(20,762,907)

NET ASSETS — 100.00%		$2,704,485,694

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.31%
Catalina Marketing Corp. (1)	115,246	$2,984,871
Harte-Hanks Inc.	167,813	4,624,926

		7,609,797

AEROSPACE & DEFENSE—0.45%
Alliant Techsystems Inc. (1) (2)	88,558	6,327,469
Sequa Corp. Class A (2)	19,662	1,019,475
Titan Corp. (The) (2)	198,179	3,598,931

		10,945,875

AGRICULTURE—0.11%
Universal Corp. (1)	59,898	2,741,531

		2,741,531

AIRLINES—0.33%
AirTran Holdings Inc. (1) (2)	199,890	1,809,004
Alaska Air Group Inc. (1) (2)	60,111	1,769,668
JetBlue Airways Corp. (1) (2)	229,914	4,377,563

		7,956,235

APPAREL—0.21%
Timberland Co. Class A (1) (2)	72,500	5,142,425

		5,142,425

AUTO PARTS & EQUIPMENT—0.82%
ArvinMeritor Inc. (1)	163,712	2,532,625
Bandag Inc. (1)	36,511	1,715,287
BorgWarner Inc.	131,800	6,416,024
Lear Corp. (1)	157,508	6,987,055
Modine Manufacturing Co.	75,844	2,224,504

		19,875,495

BANKS—4.35%
Associated Bancorp	303,651	9,483,021
Bank of Hawaii Corp.	125,217	5,667,321
City National Corp.	105,974	7,399,105
Colonial BancGroup Inc. (The)	341,486	7,007,293
Commerce Bancorp Inc. (1)	372,109	12,082,379
Cullen/Frost Bankers Inc.	114,263	5,158,974
FirstMerit Corp. (1)	197,010	5,271,988
Greater Bay Bancorp (1)	119,242	2,910,697
Hibernia Corp. Class A	363,865	11,647,319
Investors Financial Services Corp. (1)	156,064	7,633,090
Mercantile Bankshares Corp. (1)	185,743	9,446,889
Silicon Valley Bancshares (1) (2)	84,524	3,724,127
TCF Financial Corp.	297,767	8,084,374
Westamerica Bancorp (1)	78,314	4,054,316
Wilmington Trust Corp.	157,748	5,536,955

		105,107,848

BEVERAGES—0.76%
Constellation Brands Inc. (2)	240,913	12,737,070
PepsiAmericas Inc.	247,937	5,618,252

		18,355,322

BIOTECHNOLOGY—1.31%
Charles River Laboratories International Inc. (1) (2)	155,102	7,295,998
Invitrogen Corp. (1) (2)	121,005	8,373,546
Martek Biosciences Corp. (1) (2)	72,632	4,226,456
Millennium Pharmaceuticals Inc. (2)	718,322	6,048,271
Protein Design Labs Inc. (1) (2)	246,443	3,940,624
Vertex Pharmaceuticals Inc. (1) (2)	187,407	1,754,130

		31,639,025

BUILDING MATERIALS—0.41%
Martin Marietta Materials Inc. (1)	110,678	6,189,114
York International Corp. (1)	97,216	3,808,923

		9,998,037

CHEMICALS—2.93%
Airgas Inc.	164,053	3,919,226
Albemarle Corp.	107,409	3,905,391
Cabot Corp.	147,250	4,922,567
Cabot Microelectronics Corp. (1) (2)	57,671	1,809,716
Crompton Corp.	268,587	3,921,370
Cytec Industries Inc.	100,887	5,473,120
Ferro Corp. (1)	97,758	1,839,806
FMC Corp. (2)	86,338	4,614,766
Lubrizol Corp.	157,716	6,409,578
Lyondell Chemical Co.	509,862	14,235,347
Minerals Technologies Inc. (1)	47,990	3,156,782
Olin Corp.	165,975	3,701,242
RPM International Inc.	274,409	5,016,196
Sensient Technologies Corp. (1)	109,988	2,371,341
Valspar Corp. (The)	120,575	5,611,560

		70,908,008

COAL—0.79%
Arch Coal Inc. (1)	147,176	6,330,040
Peabody Energy Corp.	275,750	12,783,770

		19,113,810

COMMERCIAL SERVICES—3.91%
ADESA Inc.	214,642	5,014,037
Alliance Data Systems Corp. (2)	154,823	6,254,849
Banta Corp.	58,242	2,492,758
Career Education Corp. (2)	240,439	8,237,440
ChoicePoint Inc. (2)	208,103	8,347,011
Corinthian Colleges Inc. (1) (2)	212,253	3,336,617
Deluxe Corp.	117,585	4,686,938
DeVry Inc. (1) (2)	151,861	2,873,210
Education Management Corp. (2)	159,509	4,458,277
Gartner Inc. Class A (1) (2)	200,066	1,914,632
ITT Educational Services Inc. (2)	107,570	5,217,145
Kelly Services Inc. Class A (1)	64,150	1,846,878
Korn/Ferry International (1) (2)	81,446	1,549,917
Laureate Education Inc. (1) (2)	115,439	4,939,635
Manpower Inc.	210,854	9,176,366
MoneyGram International Inc.	201,046	3,797,759
MPS Group Inc. (1) (2)	239,605	2,518,249
Quanta Services Inc. (1) (2)	228,251	1,741,555
Rent-A-Center Inc. (2)	164,313	4,487,388
Rollins Inc.	115,553	2,149,286
Sotheby’s Holdings Inc. Class A (2)	111,438	1,889,988
United Rentals Inc. (1) (2)	169,436	3,424,302
Valassis Communications Inc. (1) (2)	120,003	4,195,305

		94,549,542

COMPUTERS—3.88%
BISYS Group Inc. (The) (2)	282,745	4,433,442
Cadence Design Systems Inc. (2)	634,086	9,479,586
Ceridian Corp. (2)	350,128	5,969,682
Cognizant Technology Solutions Corp. (2)	311,781	14,404,282
Diebold Inc.	168,184	9,224,892
DST Systems Inc. (2)	177,628	8,202,861
Henry (Jack) & Associates Inc.	190,055	3,419,089
Imation Corp. (1)	79,429	2,760,158
McDATA Corp. Class A (2)	276,611	1,042,823
Mentor Graphics Corp. (1) (2)	178,323	2,443,025
National Instruments Corp. (1)	156,134	4,223,425
Reynolds & Reynolds Co. (The) Class A	136,202	3,685,626
SanDisk Corp. (2)	382,076	10,621,713
Storage Technology Corp. (2)	249,998	7,699,938
Synopsys Inc. (2)	339,871	6,151,665

		93,762,207

DISTRIBUTION & WHOLESALE—0.98%
CDW Corp. (1)	173,473	9,832,450
Fastenal Co. (1)	160,178	8,859,445
Tech Data Corp. (2)	136,583	5,061,766

		23,753,661

DIVERSIFIED FINANCIAL SERVICES—2.60%
AmeriCredit Corp. (1) (2)	356,367	8,353,242
Eaton Vance Corp.	312,461	7,324,086
Edwards (A.G.) Inc.	178,385	7,991,648
IndyMac Bancorp Inc.	145,562	4,949,108
Jefferies Group Inc. (1)	120,552	4,542,399
LaBranche & Co. Inc. (1) (2)	133,507	1,241,615
Legg Mason Inc.	254,931	19,920,308
Raymond James Financial Inc. (1)	155,552	4,713,226
Waddell & Reed Financial Inc. Class A	193,467	3,819,039

		62,854,671

ELECTRIC—5.00%
Alliant Energy Corp.	272,580	7,299,692
Aquila Inc. (1) (2)	564,620	2,162,495
Black Hills Corp. (1)	75,861	2,508,723
DPL Inc.	296,785	7,419,625
Duquesne Light Holdings Inc. (1)	179,809	3,222,177
Energy East Corp.	344,598	9,035,360
Great Plains Energy Inc. (1)	174,317	5,330,614
Hawaiian Electric Industries Inc. (1)	188,976	4,822,667
IDACORP Inc. (1)	98,685	2,799,693
MDU Resources Group Inc. (1)	277,511	7,664,854
Northeast Utilities	300,674	5,793,988
NSTAR	125,000	6,787,500
OGE Energy Corp.	210,738	5,679,389
Pepco Holdings Inc.	440,797	9,252,329
PNM Resources Inc. (1)	149,383	3,985,538
Puget Energy Inc.	233,890	5,154,936
SCANA Corp.	264,821	10,121,459
Sierra Pacific Resources Corp. (1) (2)	274,559	2,951,509
Westar Energy Inc.	201,037	4,350,441
Wisconsin Energy Corp.	274,391	9,740,880
WPS Resources Corp. (1)	88,218	4,668,497

		120,752,366

ELECTRICAL COMPONENTS & EQUIPMENT—0.98%
AMETEK Inc.	161,759	6,510,800
Energizer Holdings Inc. (2)	165,847	9,917,651
Hubbell Inc. Class B	144,216	7,369,438

		23,797,889

ELECTRONICS—1.69%
Amphenol Corp. Class A	207,580	7,688,763
Arrow Electronics Inc. (2)	271,827	6,890,814
Avnet Inc. (1) (2)	282,468	5,203,061
Gentex Corp. (1)	182,412	5,818,943
KEMET Corp. (2)	201,678	1,563,004
Plexus Corp. (1) (2)	100,675	1,158,769
Thomas & Betts Corp. (2)	139,462	4,504,623
Varian Inc. (2)	82,172	3,113,497
Vishay Intertechnology Inc. (1) (2)	388,890	4,833,903

		40,775,377

ENGINEERING & CONSTRUCTION—0.49%
Dycom Industries Inc. (1) (2)	113,739	2,614,860
Granite Construction Inc.	86,870	2,282,075
Jacobs Engineering Group Inc. (2)	133,422	6,927,270

		11,824,205

ENTERTAINMENT—0.61%
GTECH Holdings Corp.	271,265	6,382,865
International Speedway Corp. Class A	103,490	5,614,332
Macrovision Corp. (2)	116,223	2,648,722

		14,645,919

ENVIRONMENTAL CONTROL—0.65%
Republic Services Inc.	329,360	11,026,973
Stericycle Inc. (1) (2)	105,303	4,654,393

		15,681,366

FOOD—2.76%
Dean Foods Co. (2)	349,501	11,987,884
Hormel Foods Corp.	245,805	7,646,994
Ruddick Corp.	104,987	2,430,449
Smithfield Foods Inc. (2)	234,604	7,401,756
Smucker (J.M.) Co. (The) (1)	137,121	6,897,186
Tootsie Roll Industries Inc.	99,772	2,993,163
Tyson Foods Inc. Class A	710,780	11,855,810
Whole Foods Market Inc. (1)	150,731	15,394,157

		66,607,399

FOREST PRODUCTS & PAPER—0.48%
Bowater Inc. (1)	130,304	4,908,552
Glatfelter Co. (1)	87,520	1,290,920
Longview Fibre Co. (1)	119,289	2,237,862
Potlatch Corp. (1)	68,030	3,202,172

		11,639,506

GAS—0.92%
AGL Resources Inc.	180,569	6,307,275
ONEOK Inc. (1)	244,468	7,534,504
Vectren Corp.	178,125	4,745,250
WGL Holdings Inc. (1)	113,913	3,526,746

		22,113,775

HAND & MACHINE TOOLS—0.17%
Kennametal Inc.	87,786	4,168,957

		4,168,957

HEALTH CARE-PRODUCTS—3.92%
Beckman Coulter Inc.	145,181	9,647,277
Cytyc Corp. (2)	265,663	6,112,906
DENTSPLY International Inc.	177,900	9,679,539
Edwards Lifesciences Corp. (1) (2)	139,822	6,043,107
Gen-Probe Inc. (2)	116,684	5,199,439
Henry Schein Inc. (2)	203,149	7,280,860
Hillenbrand Industries Inc.	137,864	7,647,316
INAMED Corp. (2)	83,903	5,863,142
Patterson Companies Inc. (1) (2)	322,159	16,091,842
Steris Corp. (2)	162,164	4,094,641
TECHNE Corp. (2)	89,871	3,611,017
Varian Medical Systems Inc. (2)	313,228	10,737,456
VISX Inc. (2)	116,993	2,742,316

		94,750,858

HEALTH CARE-SERVICES—3.71%
Apria Healthcare Group Inc. (2)	113,373	3,639,273
Community Health Systems Inc. (2)	156,047	5,447,601
Covance Inc. (2)	147,316	7,013,715
Coventry Health Care Inc. (2)	249,047	16,970,063
Health Net Inc. (2)	260,459	8,519,614
LifePoint Hospitals Inc. (1) (2)	84,425	3,701,192
Lincare Holdings Inc. (1) (2)	235,354	10,409,707
PacifiCare Health Systems Inc. (1) (2)	203,237	11,568,250
Renal Care Group Inc. (2)	158,852	6,026,845
Triad Hospitals Inc. (1) (2)	184,360	9,236,436
Universal Health Services Inc. Class B	136,869	7,171,936

		89,704,632

HOLDING COMPANIES - DIVERSIFIED—0.32%
Leucadia National Corp. (1)	221,664	7,614,159

		7,614,159

HOME BUILDERS—2.76%
D.R. Horton Inc.	687,281	20,096,096
Hovnanian Enterprises Inc. Class A (2)	113,324	5,779,524
Lennar Corp. Class A	338,287	19,174,107
Ryland Group Inc.	111,538	6,917,587
Thor Industries Inc. (1)	107,888	3,226,930
Toll Brothers Inc. (2)	144,916	11,426,627

		66,620,871

HOME FURNISHINGS—0.66%
Furniture Brands International Inc. (1)	124,077	2,706,119
Harman International Industries Inc.	150,971	13,354,895

		16,061,014

HOUSEHOLD PRODUCTS & WARES—0.80%
American Greetings Corp. Class A (1)	161,420	4,112,982
Blyth Inc.	82,496	2,626,673
Church & Dwight Co. Inc. (1)	148,408	5,264,032
Scotts Miracle-Gro Co. (The) Class A (2)	64,636	4,539,386
Tupperware Corp. (1)	131,532	2,677,992

		19,221,065

INSURANCE—5.11%
Allmerica Financial Corp. (2)	124,928	4,491,162
American Financial Group Inc.	136,723	4,211,068
AmerUs Group Co. (1)	92,320	4,362,120
Berkley (W.R.) Corp.	185,806	9,215,978
Brown & Brown Inc. (1)	145,745	6,717,387
Everest Re Group Ltd.	131,618	11,202,008
Fidelity National Financial Inc.	409,049	13,474,074
First American Corp. (1)	190,958	6,290,156
Gallagher (Arthur J.) & Co. (1)	216,176	6,225,869
HCC Insurance Holdings Inc.	159,470	5,766,435
Horace Mann Educators Corp. (1)	99,865	1,771,605
Ohio Casualty Corp. (1) (2)	146,069	3,356,666
Old Republic International Corp.	427,656	9,960,108
PMI Group Inc. (The)	220,675	8,387,857
Protective Life Corp.	162,929	6,403,110
Radian Group Inc.	207,442	9,903,281
StanCorp Financial Group Inc.	66,602	5,646,518
Unitrin Inc.	135,443	6,149,112

		123,534,514

INTERNET—1.33%
Avocent Corp. (2)	116,511	2,989,672
CheckFree Corp. (1) (2)	196,918	8,026,378
F5 Networks Inc. (1) (2)	85,840	4,334,062
Macromedia Inc. (1) (2)	172,718	5,786,053
McAfee Inc. (2)	375,761	8,477,168
RSA Security Inc. (1) (2)	162,533	2,576,148

		32,189,481

IRON & STEEL—0.15%
Steel Dynamics Inc.	104,353	3,594,961

		3,594,961

LEISURE TIME—0.09%
Callaway Golf Co. (1)	166,287	2,128,474

		2,128,474

LODGING—1.40%
Boyd Gaming Corp. (1)	155,083	8,087,578
Caesars Entertainment Inc. (2)	735,809	14,561,660
Mandalay Resort Group	158,376	11,163,924

		33,813,162

MACHINERY—1.09%
AGCO Corp. (2)	211,324	3,856,663
Flowserve Corp. (1) (2)	129,286	3,344,629
Graco Inc.	161,584	6,521,530
Nordson Corp.	76,930	2,832,563
Tecumseh Products Co. Class A	43,091	1,706,834
Zebra Technologies Corp. Class A (2)	168,625	8,008,001

		26,270,220

MANUFACTURING—2.24%
Brink’s Co. (The)	132,838	4,596,195
Carlisle Companies Inc.	72,699	5,072,209
Crane Co. (1)	129,592	3,730,954
Donaldson Co. Inc. (1)	179,901	5,807,204
Federal Signal Corp. (1)	112,232	1,702,559
Harsco Corp.	97,207	5,794,509
Lancaster Colony Corp.	72,011	3,064,068
Pentair Inc.	237,551	9,264,489
SPX Corp. (1)	176,265	7,628,749
Teleflex Inc.	90,126	4,612,649
Trinity Industries Inc. (1)	99,813	2,811,732

		54,085,317

MEDIA—1.91%
Belo (A.H.) Corp.	251,426	6,069,424
Emmis Communications Corp. (1) (2)	120,263	2,311,455

Entercom Communications Corp. (2)	103,327	3,670,175
Lee Enterprises Inc.	106,215	4,609,731
Media General Inc. Class A	56,030	3,465,455
Readers Digest Association Inc. (The)	233,005	4,033,317
Scholastic Corp. (1) (2)	87,276	3,219,612
Washington Post Co. (The) Class B	16,189	14,472,966
Westwood One Inc. (2)	206,769	4,207,749

		46,059,884

METAL FABRICATE & HARDWARE—0.64%
Precision Castparts Corp.	154,938	11,931,775
Worthington Industries Inc.	187,017	3,605,688

		15,537,463

OFFICE FURNISHINGS—0.43%
Herman Miller Inc. (1)	163,656	4,929,319
HNI Corp.	121,254	5,450,367

		10,379,686

OIL & GAS—4.53%
ENSCO International Inc.	354,647	13,356,006
Forest Oil Corp. (1) (2)	129,153	5,230,696
Helmerich & Payne Inc.	118,813	4,715,688
Murphy Oil Corp.	204,924	20,232,146
Newfield Exploration Co. (2)	147,997	10,990,257
Noble Energy Inc. (1)	138,493	9,420,294
Patterson-UTI Energy Inc.	395,561	9,896,936
Pioneer Natural Resources Co. (1)	339,616	14,508,395
Plains Exploration & Production Co. (2)	180,610	6,303,289
Pogo Producing Co.	149,221	7,347,642
Pride International Inc. (2)	297,287	7,384,609

		109,385,958

OIL & GAS SERVICES—2.55%
Cooper Cameron Corp. (2)	126,763	7,252,111
FMC Technologies Inc. (1) (2)	160,141	5,313,478
Grant Prideco Inc. (2)	289,905	7,004,105
Hanover Compressor Co. (1) (2)	182,414	2,201,737
Smith International Inc.	248,630	15,596,560
Tidewater Inc. (1)	141,998	5,518,042
Weatherford International Ltd. (2)	323,922	18,768,041

		61,654,074

PACKAGING & CONTAINERS—0.48%
Packaging Corporation of America (1)	198,617	4,824,407
Sonoco Products Co.	232,247	6,700,326

		11,524,733

PHARMACEUTICALS—2.69%
Barr Pharmaceuticals Inc. (2)	216,624	10,577,750
Cephalon Inc. (1) (2)	135,915	6,364,899
IVAX Corp. (2)	516,533	10,211,858
Omnicare Inc.	244,360	8,662,562
Par Pharmaceutical Companies Inc. (1) (2)	79,210	2,648,782
Perrigo Co. (1)	207,869	3,980,691
Sepracor Inc. (1) (2)	246,416	14,146,743
Valeant Pharmaceuticals International (1)	214,068	4,820,811
VCA Antech Inc. (2)	178,790	3,616,922

		65,031,018

PIPELINES—1.26%
Equitable Resources Inc.	143,199	8,225,351
National Fuel Gas Co. (1)	183,213	5,238,060
Questar Corp.	198,643	11,769,598
Western Gas Resources Inc. (1)	151,087	5,204,947

		30,437,956

REAL ESTATE INVESTMENT TRUSTS—2.72%
AMB Property Corp. (1)	196,901	7,442,858
Developers Diversified Realty Corp.	252,877	10,051,861
Highwoods Properties Inc. (1)	125,640	3,369,665
Hospitality Properties Trust	147,924	5,973,171
Liberty Property Trust	202,140	7,893,567
Mack-Cali Realty Corp.	132,430	5,608,410
New Plan Excel Realty Trust Inc. (1)	241,292	6,058,842
Rayonier Inc. (1)	117,554	5,822,450
United Dominion Realty Trust Inc.	321,502	6,709,747
Weingarten Realty Investors (1)	198,229	6,840,883

		65,771,454

RETAIL—9.39%
Abercrombie & Fitch Co. Class A	204,382	11,698,826
Advance Auto Parts Inc. (2)	172,477	8,701,465
Aeropostale Inc. (2)	130,310	4,267,652
American Eagle Outfitters Inc.	311,229	9,196,817
AnnTaylor Stores Corp. (2)	165,156	4,226,342
Applebee’s International Inc.	189,856	5,232,431
Barnes & Noble Inc. (2)	148,617	5,125,800
BJ’s Wholesale Club Inc. (1) (2)	163,101	5,065,917
Bob Evans Farms Inc. (1)	82,516	1,935,000
Borders Group Inc.	175,772	4,679,051
Brinker International Inc. (2)	207,053	7,499,460
CarMax Inc. (1) (2)	244,499	7,701,718
CBRL Group Inc.	111,249	4,594,584
Cheesecake Factory (The) (1) (2)	182,201	6,459,026
Chico’s FAS Inc. (2)	418,834	11,836,249
Claire’s Stores Inc.	231,774	5,340,073
Copart Inc. (2)	187,815	4,424,921
Dollar Tree Stores Inc. (1) (2)	264,962	7,612,358
Foot Locker Inc.	365,664	10,713,955
Krispy Kreme Doughnuts Inc. (1) (2)	143,728	1,096,645
Michaels Stores Inc.	316,102	11,474,503
Neiman-Marcus Group Inc. Class A (1)	114,794	10,504,799
99 Cents Only Stores (1) (2)	138,503	1,824,085
O’Reilly Automotive Inc. (1) (2)	123,340	6,109,030
Outback Steakhouse Inc. (1)	158,941	7,277,908
Pacific Sunwear of California Inc. (2)	173,818	4,863,428
Payless ShoeSource Inc. (1) (2)	159,063	2,511,605
PETsMART Inc.	342,177	9,837,589
Pier 1 Imports Inc. (1)	202,064	3,683,627
Regis Corp.	104,660	4,283,734
Ross Stores Inc. (1)	344,284	10,032,436
Ruby Tuesday Inc. (1)	150,043	3,644,544
Saks Inc.	327,172	5,905,455
Urban Outfitters Inc. (2)	152,648	7,322,525
Williams-Sonoma Inc. (2)	274,566	10,090,300

		226,773,858

SAVINGS & LOANS—1.41%
Astoria Financial Corp.	240,472	6,083,942
Independence Community Bank Corp.	184,299	7,187,661
New York Community Bancorp Inc. (1)	572,123	10,389,754
Washington Federal Inc.	202,830	4,727,967
Webster Financial Corp.	126,189	5,730,242

		34,119,566

SEMICONDUCTORS—2.87%
Atmel Corp. (2)	1,052,668	3,105,371
Credence Systems Corp. (1) (2)	212,946	1,684,403
Cree Inc. (1) (2)	179,072	3,894,816
Cypress Semiconductor Corp. (1) (2)	300,677	3,788,530
Fairchild Semiconductor International Inc. Class A (2)	280,190	4,295,313
Integrated Circuit Systems Inc. (2)	164,317	3,141,741
Integrated Device Technology Inc. (2)	245,805	2,957,034
International Rectifier Corp. (1) (2)	158,805	7,225,627
Intersil Corp. Class A	352,545	6,106,079
Lam Research Corp. (1) (2)	327,581	9,453,988
Lattice Semiconductor Corp. (2)	263,920	1,417,250
LTX Corp. (1) (2)	145,182	644,608
Micrel Inc. (2)	185,846	1,713,500
Microchip Technology Inc.	486,013	12,641,198
Semtech Corp. (2)	173,193	3,094,959
Silicon Laboratories Inc. (1) (2)	106,199	3,155,172
TriQuint Semiconductor Inc. (2)	319,611	1,080,285

		69,399,874

SOFTWARE—2.32%
Activision Inc. (2)	445,217	6,589,207
Acxiom Corp.	200,721	4,201,091
Advent Software Inc. (1) (2)	66,510	1,209,152
Ascential Software Corp. (2)	137,277	2,543,743
Certegy Inc.	146,092	5,057,705
CSG Systems International Inc. (2)	119,202	1,941,801

Dun & Bradstreet Corp. (2)	161,913	9,949,554
Fair Isaac Corp.	157,571	5,426,745
Keane Inc. (1) (2)	130,895	1,705,562
Retek Inc. (2)	130,390	1,462,976
SEI Investments Co.	196,850	7,118,096
Sybase Inc. (1) (2)	222,619	4,109,547
Transaction Systems Architects Inc. Class A (2)	83,895	1,942,169
Wind River Systems Inc. (2)	182,973	2,759,233

		56,016,581

TELECOMMUNICATIONS—1.96%
ADTRAN Inc. (1)	160,673	2,834,272
Cincinnati Bell Inc. (2)	573,000	2,435,250
CommScope Inc. (1) (2)	119,829	1,792,642
Enterasys Networks Inc. (2)	6,219	8,707
Harris Corp.	312,230	10,194,309
Newport Corp. (1) (2)	99,911	1,447,710
Plantronics Inc.	114,832	4,372,803
Polycom Inc. (2)	229,605	3,891,805
Powerwave Technologies Inc. (1) (2)	233,647	1,808,428
RF Micro Devices Inc. (1) (2)	438,139	2,287,086
Telephone & Data Systems Inc.	127,821	10,430,194
3Com Corp. (2)	889,500	3,166,619
UTStarcom Inc. (1) (2)	243,850	2,670,157

		47,339,982

TEXTILES—0.49%
Mohawk Industries Inc. (1) (2)	139,187	11,733,464

		11,733,464

TRANSPORTATION—2.42%
Alexander & Baldwin Inc.	101,750	4,192,100
CH Robinson Worldwide Inc.	200,103	10,311,308
CNF Inc.	121,025	5,662,760
Expeditors International Washington Inc.	249,892	13,381,717
Hunt (J.B.) Transport Services Inc.	161,188	7,055,199
Overseas Shipholding Group Inc.	81,242	5,110,934
Swift Transportation Co. Inc. (1) (2)	145,433	3,219,887
Werner Enterprises Inc.	148,536	2,886,054
Yellow Roadway Corp. (1) (2)	113,984	6,672,623

		58,492,582

TRUCKING & LEASING—0.16%
GATX Corp.	115,670	3,839,087

		3,839,087

WATER—0.22%
Aqua America Inc.	218,872	5,331,722

		5,331,722

TOTAL COMMON STOCKS (Cost: $2,043,000,610)		2,414,737,918

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—20.45%

COMMERCIAL PAPER(3)—4.80%
Amstel Funding Corp.
2.95%, 08/19/05	$864,780	854,860
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	14,694,562	14,678,406
ANZ National Bank Ltd.
2.94%, 08/15/05	1,040,249	1,028,715
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,768,424	1,765,619
Cantabric Finance LLC
2.80%, 04/29/05	1,123,469	1,121,023
Chariot Funding LLC
2.70%, 04/06/05	561,735	561,524
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	2,101,304	2,099,519
Corporate Asset Funding
2.75%, 05/05/05	1,456,349	1,452,567

CRC Funding LLC
2.74%, 04/28/05	1,040,249	1,038,112
DEPFA Bank PLC
2.28%, 05/03/05	1,040,249	1,038,146
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	7,073,695	7,039,848
Fairway Finance LLC
3.15%, 09/15/05	1,850,708	1,823,664
Falcon Asset Securitization Corp.
2.75%, 04/14/05	832,199	831,375
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	2,579,818	2,574,689
Fortis Funding LLC
2.35%, 05/09/05	2,912,698	2,905,473
General Electric Capital Corp.
2.74%, 07/07/05	1,040,249	1,032,569
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	5,913,942	5,902,646
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	6,241,496	6,164,737
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	16,076,179	16,055,893
Kitty Hawk Funding Corp.
2.75%, 04/15/05	2,900,943	2,897,841
Liberty Street Funding Corp.
2.80%, 04/20/05	1,042,975	1,041,433
Moat Funding LLC
2.74%, 05/02/05	1,456,349	1,452,913
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,726,814	1,725,219
New Center Asset Trust
2.80%, 04/15/05	2,080,499	2,078,233
Nordea North America Inc.
2.74%, 07/11/05	1,040,249	1,032,253
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	2,373,121	2,370,177
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	6,698,581	6,688,990
Polonius Inc.
2.82%, 04/28/05	1,726,814	1,723,162
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,791,809	1,790,005
Ranger Funding Co. LLC
2.75%, 04/14/05	3,120,748	3,117,654
Santander Central Hispano
2.75%, 07/08/05	2,600,623	2,581,190
Scaldis Capital LLC
2.75%, 07/08/05	520,707	516,809
Societe Generale
2.75%, 05/03/05	1,872,449	1,867,872
Sydney Capital Corp.
2.75%, 04/12/05	3,631,926	3,628,875
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,810,034	1,807,359
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	1,812,822	1,810,975
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	1,356,756	1,355,408
Tulip Funding Corp.
2.71%, 04/08/05	1,720,468	1,719,562
Variable Funding Capital Corp.
2.80%, 04/20/05	1,601,984	1,599,617
Yorktown Capital LLC
2.80%, 04/20/05	3,266,383	3,261,556

		116,036,488

FLOATING RATE NOTES(3)—6.83%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	957,029	957,058
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	7,281,745	7,282,928
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	1,352,324	1,352,017
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	6,761,620	6,762,158

BMW US Capital LLC
2.82%, 04/18/06 (4)	2,080,499	2,080,499
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	7,073,695	7,072,492
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	6,241,496	6,241,247
Commodore CDO Ltd.
3.08%, 12/12/05	520,125	520,125
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	6,241,496	6,240,678
DEPFA Bank PLC
2.99%, 12/15/05	2,080,499	2,080,499
Dorada Finance Inc.
2.66%, 07/29/05 (4)	1,726,814	1,726,645
Fairway Finance LLC
2.80%, 06/20/05	1,040,249	1,040,226
Fifth Third Bancorp
2.81%, 02/23/06 (4)	4,160,997	4,160,997
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	2,704,648	2,704,759
General Electric Capital Corp.
2.86%, 03/09/06	936,224	937,417
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	759,645	759,645
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	1,352,324	1,352,324
Hartford Life Global Funding Trust
2.80%, 02/15/06	2,080,499	2,080,499
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	6,241,496	6,241,497
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	9,362,244	9,362,384
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	2,184,524	2,184,524
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	8,530,044	8,531,957
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	4,160,997	4,160,997
Marshall & Ilsley Corp.
2.95%, 02/20/06	2,080,499	2,082,711
MetLife Funding Inc.
2.74%, 03/06/06 (4)	3,120,748	3,120,748
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	5,201,247	5,200,945
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	7,697,845	7,699,308
Norddeutsche Landesbank
2.63%, 07/27/05	2,080,499	2,080,264
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	6,241,496	6,241,496
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	7,385,770	7,385,769
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	1,144,274	1,144,047
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	10,610,543	10,610,957
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	6,401,694	6,401,485
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	6,241,496	6,241,496
Wells Fargo & Co.
2.78%, 03/15/06 (4)	1,040,249	1,040,387
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	7,281,745	7,281,196
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	10,485,713	10,485,010
Winston Funding Ltd.
2.75%, 04/25/05 (4)	1,485,476	1,485,477
World Savings Bank
2.71%, 09/09/05	728,175	728,143

		165,063,011

MONEY MARKET FUNDS—0.97%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	8,321,994	8,321,994
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	13,726,421	13,726,421
BlackRock Temp Cash Money Market Fund 3	387,997	387,997
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	872,101	872,101

		23,308,513

REPURCHASE AGREEMENTS(3)—4.91%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $45,774,648 and effective yields of 2.89% - 2.90%. (6)	$45,770,969	45,770,969
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $41,613,312 and an effective yield of 2.89%. (6)	41,609,972	41,609,972
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $31,209,984 and an effective yield of 2.89%. (6)	31,207,479	31,207,479

		118,588,420

TIME DEPOSITS(3)—2.71%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,456,349	1,456,328
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	2,080,499	2,080,499
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,912,698	2,912,698
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	2,704,648	2,704,649
First Tennessee Bank
2.77%, 04/15/05	1,040,249	1,040,250
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	2,579,818	2,579,819
Natexis Banques
2.98%, 08/18/05	2,080,499	2,080,499
Norddeutsche Landesbank
2.11%, 06/07/05	2,080,499	2,080,423
Rabobank Nederland NV NY
2.84%, 04/01/05	15,308,413	15,308,413
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	5,097,222	5,097,222
SunTrust Bank
2.68%, 05/03/05	2,080,499	2,080,318
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	7,073,695	7,073,482
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	3,744,897	3,744,885
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	10,298,468	10,298,469
Wells Fargo Bank N.A.
2.79%, 04/15/05	2,080,499	2,080,491
World Savings Bank
2.75%, 05/03/05	2,912,698	2,912,698

		65,531,143

U.S. GOVERNMENT AGENCY NOTES(3)—0.23%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	2,493,540	2,490,158
Federal National Mortgage Association
2.33%, 07/22/05	3,120,748	3,098,174

		5,588,332

TOTAL SHORT-TERM INVESTMENTS (Cost: $494,115,907)		494,115,907

TOTAL INVESTMENTS IN SECURITIES — 120.38% (Cost: $2,537,116,517)		2,908,853,825
Other Assets, Less Liabilities — (20.38%)		(492,516,134)

NET ASSETS — 100.00%		$2,416,337,691

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.63%
Catalina Marketing Corp. (1)	106,691	$2,763,297
Harte-Hanks Inc.	155,400	4,282,824

		7,046,121

AEROSPACE & DEFENSE—0.83%
Alliant Techsystems Inc. (2)	81,840	5,847,468
Titan Corp. (The) (2)	183,587	3,333,940

		9,181,408

AIRLINES—0.52%
AirTran Holdings Inc. (1) (2)	185,460	1,678,413
JetBlue Airways Corp. (1) (2)	212,795	4,051,617

		5,730,030

APPAREL—0.43%
Timberland Co. Class A (2)	67,158	4,763,517

		4,763,517

BANKS—5.11%
Associated Bancorp	280,514	8,760,452
Bank of Hawaii Corp.	115,936	5,247,263
Commerce Bancorp Inc. (1)	343,898	11,166,368
Cullen/Frost Bankers Inc.	105,815	4,777,547
Investors Financial Services Corp. (1)	144,084	7,047,148
Silicon Valley Bancshares (1) (2)	78,297	3,449,766
TCF Financial Corp. (1)	274,819	7,461,336
Westamerica Bancorp	72,535	3,755,137
Wilmington Trust Corp.	146,057	5,126,601

		56,791,618

BIOTECHNOLOGY—1.43%
Charles River Laboratories International Inc. (1) (2)	143,125	6,732,600
Martek Biosciences Corp. (1) (2)	67,272	3,914,558
Protein Design Labs Inc. (1) (2)	226,999	3,629,714
Vertex Pharmaceuticals Inc. (1) (2)	173,813	1,626,890

		15,903,762

CHEMICALS—2.29%
Airgas Inc.	151,980	3,630,802
Cabot Microelectronics Corp. (1) (2)	53,494	1,678,642
Crompton Corp.	248,770	3,632,042
Lyondell Chemical Co.	470,920	13,148,086
Olin Corp. (1)	153,740	3,428,402

		25,517,974

COAL—1.59%
Arch Coal Inc. (1)	135,790	5,840,328
Peabody Energy Corp.	254,658	11,805,945

		17,646,273

COMMERCIAL SERVICES—4.66%
Alliance Data Systems Corp. (1) (2)	143,067	5,779,907
Career Education Corp. (1) (2)	222,056	7,607,639
ChoicePoint Inc. (2)	192,177	7,708,219
Corinthian Colleges Inc. (1) (2)	196,642	3,091,212
Deluxe Corp.	108,893	4,340,475
Education Management Corp. (2)	147,405	4,119,970
Gartner Inc. Class A (1) (2)	185,172	1,772,096
ITT Educational Services Inc. (2)	99,605	4,830,842
Korn/Ferry International (1) (2)	75,411	1,435,071
MoneyGram International Inc.	185,866	3,511,009
Rollins Inc.	106,871	1,987,801
Sotheby’s Holdings Inc. Class A (2)	103,321	1,752,324
Valassis Communications Inc. (1) (2)	111,140	3,885,454

		51,822,019

COMPUTERS—3.59%
Cognizant Technology Solutions Corp. (2)	287,957	13,303,613
Diebold Inc.	155,361	8,521,551
DST Systems Inc. (2)	163,944	7,570,934
Henry (Jack) & Associates Inc.	176,024	3,166,672
National Instruments Corp. (1)	144,149	3,899,231
Reynolds & Reynolds Co. (The) Class A	126,126	3,412,970

		39,874,971

DISTRIBUTION & WHOLESALE—1.55%
CDW Corp. (1)	160,155	9,077,585
Fastenal Co. (1)	147,862	8,178,247

		17,255,832

DIVERSIFIED FINANCIAL SERVICES—2.58%
Eaton Vance Corp.	288,333	6,758,526
Legg Mason Inc.	235,519	18,403,455
Waddell & Reed Financial Inc. Class A	179,198	3,537,369

		28,699,350

ELECTRIC—0.62%
DPL Inc. (1)	273,969	6,849,225

		6,849,225

ELECTRICAL COMPONENTS & EQUIPMENT—1.98%
AMETEK Inc.	149,476	6,016,409
Energizer Holdings Inc. (2)	153,225	9,162,855
Hubbell Inc. Class B	133,146	6,803,761

		21,983,025

ELECTRONICS—1.12%
Amphenol Corp. Class A	191,682	7,099,901
Gentex Corp. (1)	168,576	5,377,574

		12,477,475

ENGINEERING & CONSTRUCTION—0.22%
Dycom Industries Inc. (1) (2)	105,412	2,423,422

		2,423,422

ENTERTAINMENT—1.22%
GTECH Holdings Corp.	250,709	5,899,183
International Speedway Corp. Class A	95,865	5,200,676
Macrovision Corp. (2)	107,713	2,454,779

		13,554,638

ENVIRONMENTAL CONTROL—0.39%
Stericycle Inc. (1) (2)	97,251	4,298,494

		4,298,494

FOOD—2.16%
Hormel Foods Corp.	227,238	7,069,374
Tootsie Roll Industries Inc. (1)	92,243	2,767,287
Whole Foods Market Inc. (1)	139,220	14,218,539

		24,055,200

HEALTH CARE-PRODUCTS—7.53%
Beckman Coulter Inc.	134,141	8,913,669
Cytyc Corp. (2)	245,530	5,649,645
DENTSPLY International Inc.	164,229	8,935,700
Edwards Lifesciences Corp. (1) (2)	128,978	5,574,429
Gen-Probe Inc. (2)	108,038	4,814,173
Henry Schein Inc. (2)	187,534	6,721,219
Hillenbrand Industries Inc.	127,228	7,057,337
INAMED Corp. (2)	77,682	5,428,418
Patterson Companies Inc. (1) (2)	297,569	14,863,572
TECHNE Corp. (2)	83,252	3,345,065
Varian Medical Systems Inc. (2)	289,473	9,923,134
VISX Inc. (2)	108,416	2,541,271

		83,767,632

HEALTH CARE-SERVICES—3.97%
Apria Healthcare Group Inc. (2)	105,031	3,371,495
Covance Inc. (2)	135,922	6,471,246

Coventry Health Care Inc. (2)	230,049	15,675,539
LifePoint Hospitals Inc. (1) (2)	78,097	3,423,772
Lincare Holdings Inc. (1) (2)	217,447	9,617,681
Renal Care Group Inc. (2)	147,075	5,580,025

		44,139,758

HOME BUILDERS—0.27%
Thor Industries Inc. (1)	99,879	2,987,381

		2,987,381

HOME FURNISHINGS—1.11%
Harman International Industries Inc.	139,426	12,333,624

		12,333,624

HOUSEHOLD PRODUCTS & WARES—0.88%
Blyth Inc.	76,348	2,430,920
Church & Dwight Co. Inc. (1)	137,423	4,874,394
Tupperware Corp. (1)	122,180	2,487,585

		9,792,899

INSURANCE—1.07%
Brown & Brown Inc. (1)	134,729	6,209,660
Gallagher (Arthur J.) & Co. (1)	199,443	5,743,958

		11,953,618

INTERNET—2.01%
Avocent Corp. (2)	107,955	2,770,125
F5 Networks Inc. (1) (2)	79,496	4,013,753
Macromedia Inc. (1) (2)	159,306	5,336,751
McAfee Inc. (2)	347,056	7,829,583
RSA Security Inc. (1) (2)	150,636	2,387,581

		22,337,793

LODGING—1.60%
Boyd Gaming Corp. (1)	143,401	7,478,362
Mandalay Resort Group	146,371	10,317,692

		17,796,054

MACHINERY—1.44%
Graco Inc.	149,320	6,026,555
Nordson Corp.	71,169	2,620,443
Zebra Technologies Corp. Class A (2)	155,690	7,393,718

		16,040,716

MANUFACTURING—3.11%
Brink’s Co. (The)	123,019	4,256,457
Carlisle Companies Inc.	67,319	4,696,847
Crane Co.	120,039	3,455,923
Donaldson Co. Inc. (1)	166,563	5,376,654
Harsco Corp.	90,001	5,364,960
Lancaster Colony Corp.	66,598	2,833,745
Pentair Inc.	219,447	8,558,433

		34,543,019

MEDIA—1.89%
Readers Digest Association Inc. (The)	215,816	3,735,775
Washington Post Co. (The) Class B	14,952	13,367,088
Westwood One Inc. (2)	191,521	3,897,452

		21,000,315

METAL FABRICATE & HARDWARE—0.99%
Precision Castparts Corp.	143,071	11,017,898

		11,017,898

OFFICE FURNISHINGS—0.86%
Herman Miller Inc. (1)	151,553	4,564,776
HNI Corp.	112,300	5,047,885

		9,612,661

OIL & GAS—3.81%
Murphy Oil Corp.	189,320	18,691,564
Noble Energy Inc. (1)	127,932	8,701,935
Patterson-UTI Energy Inc.	365,469	9,144,034
Plains Exploration & Production Co. (2)	166,895	5,824,636

		42,362,169

OIL & GAS SERVICES—2.32%
FMC Technologies Inc. (2)	148,284	4,920,063
Grant Prideco Inc. (2)	267,548	6,463,964
Smith International Inc.	229,649	14,405,882

		25,789,909

PACKAGING & CONTAINERS—0.40%
Packaging Corporation of America	183,880	4,466,445

		4,466,445

PHARMACEUTICALS—4.35%
Barr Pharmaceuticals Inc. (2)	200,005	9,766,244
Cephalon Inc. (1) (2)	125,596	5,881,661
IVAX Corp. (2)	477,768	9,445,473
Par Pharmaceutical Companies Inc. (1) (2)	73,396	2,454,362
Sepracor Inc. (1) (2)	227,582	13,065,483
Valeant Pharmaceuticals International (1)	198,228	4,464,095
VCA Antech Inc. (2)	165,485	3,347,762

		48,425,080

PIPELINES—2.09%
Equitable Resources Inc.	132,237	7,595,693
Questar Corp.	183,421	10,867,694
Western Gas Resources Inc. (1)	139,935	4,820,761

		23,284,148

REAL ESTATE INVESTMENT TRUSTS—2.44%
Developers Diversified Realty Corp.	233,649	9,287,548
Rayonier Inc. (1)	108,843	5,390,994
United Dominion Realty Trust Inc.	296,712	6,192,379
Weingarten Realty Investors	182,892	6,311,603

		27,182,524

RETAIL—13.70%
Abercrombie & Fitch Co. Class A	188,887	10,811,891
Advance Auto Parts Inc. (2)	159,297	8,036,534
Aeropostale Inc. (2)	120,683	3,952,368
American Eagle Outfitters Inc.	287,279	8,489,094
Applebee’s International Inc.	175,798	4,844,993
Brinker International Inc. (2)	191,149	6,923,417
CarMax Inc. (1) (2)	225,654	7,108,101
Cheesecake Factory (The) (1) (2)	168,385	5,969,248
Chico’s FAS Inc. (1) (2)	387,102	10,939,503
Claire’s Stores Inc.	214,608	4,944,568
Copart Inc. (2)	173,946	4,098,168
Dollar Tree Stores Inc. (1) (2)	244,612	7,027,703
Michaels Stores Inc.	292,120	10,603,956
O’Reilly Automotive Inc. (1) (2)	113,967	5,644,786
Outback Steakhouse Inc. (1)	146,920	6,727,467
Pacific Sunwear of California Inc. (2)	160,955	4,503,521
PETsMART Inc.	316,127	9,088,651
Regis Corp.	96,934	3,967,509
Ross Stores Inc. (1)	318,086	9,269,026
Ruby Tuesday Inc. (1)	138,992	3,376,116
Urban Outfitters Inc. (2)	140,854	6,756,766
Williams-Sonoma Inc. (2)	253,680	9,322,740

		152,406,126

SEMICONDUCTORS—3.08%
Cree Inc. (1) (2)	165,865	3,607,564
Integrated Circuit Systems Inc. (1) (2)	152,237	2,910,771
Lam Research Corp. (1) (2)	302,598	8,732,978
Micrel Inc. (1) (2)	172,150	1,587,223
Microchip Technology Inc.	448,813	11,673,626
Semtech Corp. (2)	160,471	2,867,617
Silicon Laboratories Inc. (1) (2)	98,238	2,918,651

		34,298,430

SOFTWARE—2.96%
Acxiom Corp.	185,893	3,890,740
Advent Software Inc. (1) (2)	61,634	1,120,506
Certegy Inc.	135,277	4,683,290
CSG Systems International Inc. (1) (2)	110,556	1,800,957
Dun & Bradstreet Corp. (2)	149,601	9,192,981
Retek Inc. (2)	121,062	1,358,316
SEI Investments Co.	181,962	6,579,746

Transaction Systems Architects Inc. Class A (2)	77,642	1,797,412
Wind River Systems Inc. (1) (2)	169,272	2,552,622

		32,976,570

TELECOMMUNICATIONS—1.65%
ADTRAN Inc. (1)	148,682	2,622,750
Cincinnati Bell Inc. (2)	531,154	2,257,405
Enterasys Networks Inc. (2)	2,868	4,015
Harris Corp.	288,520	9,420,178
Plantronics Inc. (1)	106,352	4,049,884

		18,354,232

TRANSPORTATION—3.02%
CH Robinson Worldwide Inc. (1)	184,899	9,527,845
CNF Inc.	111,840	5,232,994
Expeditors International Washington Inc.	230,779	12,358,215
Hunt (J.B.) Transport Services Inc.	149,005	6,521,949

		33,641,003

WATER—0.44%
Aqua America Inc.	202,209	4,925,811

		4,925,811

TOTAL COMMON STOCKS (Cost: $950,691,408)		1,111,310,169

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.68%

COMMERCIAL PAPER(3)—4.44%
Amstel Funding Corp.
2.95%, 08/19/05	$368,088	363,866
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	6,254,650	6,247,773
ANZ National Bank Ltd.
2.94%, 08/15/05	442,776	437,866
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	752,719	751,524
Cantabric Finance LLC
2.80%, 04/29/05	478,198	477,156
Chariot Funding LLC
2.70%, 04/06/05	239,099	239,009
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	894,407	893,647
Corporate Asset Funding
2.75%, 05/05/05	619,886	618,276
CRC Funding LLC
2.74%, 04/28/05	442,776	441,866
DEPFA Bank PLC
2.28%, 05/03/05	442,776	441,880
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	3,010,875	2,996,468
Fairway Finance LLC
3.15%, 09/15/05	787,742	776,231
Falcon Asset Securitization Corp.
2.75%, 04/14/05	354,221	353,869
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	1,098,084	1,095,900
Fortis Funding LLC
2.35%, 05/09/05	1,239,772	1,236,697
General Electric Capital Corp.
2.74%, 07/07/05	442,776	439,507
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	2,517,233	2,512,425
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	2,656,654	2,623,983
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	6,842,727	6,834,093
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,234,769	1,233,448
Liberty Street Funding Corp.
2.80%, 04/20/05	443,936	443,280

Moat Funding LLC
2.74%, 05/02/05	619,886	618,423
Mortgage Interest Networking Trust
2.77%, 04/13/05	735,008	734,329
New Center Asset Trust
2.80%, 04/15/05	885,551	884,587
Nordea North America Inc.
2.74%, 07/11/05	442,776	439,372
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,010,104	1,008,851
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	2,851,210	2,847,128
Polonius Inc.
2.82%, 04/28/05	735,008	733,453
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	762,672	761,904
Ranger Funding Co. LLC
2.75%, 04/14/05	1,328,327	1,327,010
Santander Central Hispano
2.75%, 07/08/05	1,106,939	1,098,668
Scaldis Capital LLC
2.75%, 07/08/05	221,636	219,977
Societe Generale
2.75%, 05/03/05	796,996	795,049
Sydney Capital Corp.
2.75%, 04/12/05	1,545,907	1,544,608
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	770,430	769,291
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	771,616	770,830
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	577,495	576,921
Tulip Funding Corp.
2.71%, 04/08/05	732,307	731,921
Variable Funding Capital Corp.
2.80%, 04/20/05	681,875	680,867
Yorktown Capital LLC
2.80%, 04/20/05	1,390,316	1,388,261

		49,390,214

FLOATING RATE NOTES(3)—6.32%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	407,354	407,366
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	3,099,430	3,099,934
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	575,608	575,478
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	2,878,042	2,878,270
BMW US Capital LLC
2.82%, 04/18/06 (4)	885,551	885,551
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	3,010,875	3,010,363
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	2,656,654	2,656,548
Commodore CDO Ltd.
3.08%, 12/12/05	221,388	221,388
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	2,656,654	2,656,307
DEPFA Bank PLC
2.99%, 12/15/05	885,551	885,551
Dorada Finance Inc.
2.66%, 07/29/05 (4)	735,008	734,936
Fairway Finance LLC
2.80%, 06/20/05	442,776	442,766
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,771,103	1,771,103
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,151,217	1,151,265
General Electric Capital Corp.
2.86%, 03/09/06	398,498	399,006
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	323,338	323,338

Greenwich Capital Holdings Inc.
2.68%, 09/02/05	575,608	575,608
Hartford Life Global Funding Trust
2.80%, 02/15/06	885,551	885,551
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	2,656,654	2,656,653
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	3,984,982	3,985,042
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	929,829	929,829
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	3,630,761	3,631,575
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,771,103	1,771,103
Marshall & Ilsley Corp.
2.95%, 02/20/06	885,551	886,493
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,328,327	1,328,327
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	2,213,879	2,213,750
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	3,276,540	3,277,163
Norddeutsche Landesbank
2.63%, 07/27/05	885,551	885,452
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	2,656,654	2,656,654
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	3,143,708	3,143,707
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	487,053	486,957
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	4,516,312	4,516,489
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	2,724,842	2,724,752
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	2,656,654	2,656,654
Wells Fargo & Co.
2.78%, 03/15/06 (4)	442,776	442,834
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	3,099,430	3,099,198
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	4,463,179	4,462,880
Winston Funding Ltd.
2.75%, 04/25/05 (4)	632,284	632,284
World Savings Bank
2.71%, 09/09/05	309,943	309,929

		70,258,054

MONEY MARKET FUNDS—0.66%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	3,542,206	3,542,206
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	3,242,253	3,242,253
BlackRock Temp Cash Money Market Fund 3	165,149	165,149
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	371,205	371,205

		7,320,813

REPURCHASE AGREEMENTS(3)—4.54%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $19,483,698 and effective yields of 2.89% - 2.90%. (6)	$19,482,132	19,482,132
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $17,712,451 and an effective yield of 2.89%. (6)	17,711,029	17,711,029
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $13,284,338 and an effective yield of 2.89%. (6)	13,283,272	13,283,272

		50,476,433

TIME DEPOSITS(3)—2.51%
Abbey National Treasury Services PLC
1.39%, 04/08/05	619,886	619,889

Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	885,551	885,551
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,239,772	1,239,772
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,151,217	1,151,216
First Tennessee Bank
2.77%, 04/15/05	442,776	442,776
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	1,098,084	1,098,084
Natexis Banques
2.98%, 08/18/05	885,551	885,551
Norddeutsche Landesbank
2.11%, 06/07/05	885,551	885,519
Rabobank Nederland NV NY
2.84%, 04/01/05	6,515,932	6,515,932
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	2,169,601	2,169,601
SunTrust Bank
2.68%, 05/03/05	885,551	885,474
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	3,010,875	3,010,784
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,593,993	1,593,987
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	4,383,480	4,383,480
Wells Fargo Bank N.A.
2.79%, 04/15/05	885,551	885,548
World Savings Bank
2.75%, 05/03/05	1,239,772	1,239,772

		27,892,936

U.S. GOVERNMENT AGENCY NOTES(3)—0.21%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,061,360	1,059,920
Federal National Mortgage Association
2.33%, 07/22/05	1,328,327	1,318,719

		2,378,639

TOTAL SHORT-TERM INVESTMENTS (Cost: $207,717,089)		207,717,089

TOTAL INVESTMENTS IN SECURITIES — 118.59% (Cost: $1,158,408,497)		1,319,027,258
Other Assets, Less Liabilities — (18.59%)		(206,765,782)

NET ASSETS — 100.00%		$1,112,261,476

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—0.08%
Sequa Corp. Class A (1)	29,893	$1,549,952

		1,549,952

AGRICULTURE—0.23%
Universal Corp. (2)	91,707	4,197,429

		4,197,429

AIRLINES—0.15%
Alaska Air Group Inc. (1) (2)	92,245	2,715,693

		2,715,693

AUTO PARTS & EQUIPMENT—1.64%
ArvinMeritor Inc. (2)	250,691	3,878,190
Bandag Inc.	55,506	2,607,672
BorgWarner Inc.	201,030	9,786,140
Lear Corp. (2)	240,265	10,658,155
Modine Manufacturing Co.	115,817	3,396,913

		30,327,070

BANKS—3.60%
City National Corp.	161,931	11,306,022
Colonial BancGroup Inc. (The)	520,894	10,688,745
FirstMerit Corp. (2)	301,102	8,057,490
Greater Bay Bancorp (2)	182,525	4,455,435
Hibernia Corp. Class A	555,267	17,774,097
Mercantile Bankshares Corp.	283,407	14,414,080

		66,695,869

BEVERAGES—1.51%
Constellation Brands Inc. (1)	368,393	19,476,938
PepsiAmericas Inc.	379,108	8,590,587

		28,067,525

BIOTECHNOLOGY—1.19%
Invitrogen Corp. (1) (2)	184,618	12,775,566
Millennium Pharmaceuticals Inc. (1) (2)	1,097,637	9,242,104

		22,017,670

BUILDING MATERIALS—0.82%
Martin Marietta Materials Inc. (2)	168,803	9,439,464
York International Corp. (2)	148,710	5,826,458

		15,265,922

CHEMICALS—3.57%
Albemarle Corp.	164,271	5,972,894
Cabot Corp.	225,076	7,524,291
Cytec Industries Inc.	154,199	8,365,296
Ferro Corp. (2)	149,570	2,814,907
FMC Corp. (1)	132,015	7,056,202
Lubrizol Corp.	240,950	9,792,208
Minerals Technologies Inc. (2)	73,458	4,832,067
RPM International Inc.	419,420	7,666,998
Sensient Technologies Corp. (2)	168,524	3,633,377
Valspar Corp. (The)	184,258	8,575,367

		66,233,607

COMMERCIAL SERVICES—3.18%
ADESA Inc.	328,078	7,663,902
Banta Corp.	89,220	3,818,616
DeVry Inc. (1) (2)	231,712	4,383,991
Kelly Services Inc. Class A (2)	97,884	2,818,080
Laureate Education Inc. (1)	176,443	7,549,996
Manpower Inc. (2)	321,714	14,000,993

MPS Group Inc. (1) (2)	367,048	3,857,674
Quanta Services Inc. (1) (2)	347,140	2,648,678
Rent-A-Center Inc. (1)	250,944	6,853,281
United Rentals Inc. (1) (2)	259,106	5,236,532

		58,831,743

COMPUTERS—4.16%
BISYS Group Inc. (The) (1)	432,366	6,779,499
Cadence Design Systems Inc. (1)	967,490	14,463,975
Ceridian Corp. (1)	533,989	9,104,512
Imation Corp. (2)	121,632	4,226,712
McDATA Corp. Class A (1) (2)	424,100	1,598,857
Mentor Graphics Corp. (1) (2)	273,213	3,743,018
SanDisk Corp. (1)	583,023	16,208,039
Storage Technology Corp. (1)	381,385	11,746,658
Synopsys Inc. (1)	519,409	9,401,303

		77,272,573

DISTRIBUTION & WHOLESALE—0.42%
Tech Data Corp. (1)	208,769	7,736,979

		7,736,979

DIVERSIFIED FINANCIAL SERVICES—2.62%
AmeriCredit Corp. (1) (2)	543,690	12,744,094
Edwards (A.G.) Inc. (2)	272,134	12,191,603
IndyMac Bancorp Inc. (2)	222,492	7,564,728
Jefferies Group Inc.	184,166	6,939,375
LaBranche & Co. Inc. (1) (2)	203,521	1,892,745
Raymond James Financial Inc.	237,700	7,202,310

		48,534,855

ELECTRIC—9.34%
Alliant Energy Corp.	415,805	11,135,258
Aquila Inc. (1) (2)	865,383	3,314,417
Black Hills Corp. (2)	116,218	3,843,329
Duquesne Light Holdings Inc. (2)	275,162	4,930,903
Energy East Corp.	525,766	13,785,585
Great Plains Energy Inc. (2)	266,414	8,146,940
Hawaiian Electric Industries Inc. (2)	288,861	7,371,733
IDACORP Inc. (2)	151,104	4,286,820
MDU Resources Group Inc.	423,352	11,692,982
Northeast Utilities	459,478	8,854,141
NSTAR	190,666	10,353,164
OGE Energy Corp. (2)	322,034	8,678,816
Pepco Holdings Inc.	672,549	14,116,804
PNM Resources Inc. (2)	228,575	6,098,381
Puget Energy Inc.	357,500	7,879,300
SCANA Corp.	404,083	15,444,052
Sierra Pacific Resources Corp. (1) (2)	420,309	4,518,322
Westar Energy Inc.	307,373	6,651,552
Wisconsin Energy Corp.	418,671	14,862,820
WPS Resources Corp. (2)	134,868	7,137,215

		173,102,534

ELECTRONICS—2.25%
Arrow Electronics Inc. (1)	414,646	10,511,276
Avnet Inc. (1)	431,704	7,951,988
KEMET Corp. (1) (2)	308,729	2,392,650
Plexus Corp. (1) (2)	154,328	1,776,315
Thomas & Betts Corp. (1)	213,227	6,887,232
Varian Inc. (1)	125,738	4,764,213
Vishay Intertechnology Inc. (1) (2)	594,470	7,389,262

		41,672,936

ENGINEERING & CONSTRUCTION—0.76%
Granite Construction Inc.	132,557	3,482,272
Jacobs Engineering Group Inc. (1) (2)	203,521	10,566,810

		14,049,082

ENVIRONMENTAL CONTROL—0.91%
Republic Services Inc. (2)	503,504	16,857,314

		16,857,314

FOOD—3.34%
Dean Foods Co. (1)	533,351	18,293,939
Ruddick Corp.	160,242	3,709,602
Smithfield Foods Inc. (1)	358,495	11,310,517

Smucker (J.M.) Co. (The) (2)	209,154	10,520,446
Tyson Foods Inc. Class A	1,086,762	18,127,190

		61,961,694

FOREST PRODUCTS & PAPER—0.96%
Bowater Inc. (2)	199,170	7,502,734
Glatfelter Co. (2)	133,160	1,964,110
Longview Fibre Co.	182,821	3,429,722
Potlatch Corp. (2)	103,635	4,878,099

		17,774,665

GAS—1.82%
AGL Resources Inc.	275,408	9,620,001
ONEOK Inc.	372,933	11,493,795
Vectren Corp. (2)	272,297	7,253,992
WGL Holdings Inc. (2)	174,278	5,395,647

		33,763,435

HAND & MACHINE TOOLS—0.34%
Kennametal Inc. (2)	134,233	6,374,725

		6,374,725

HEALTH CARE-PRODUCTS—0.34%
Steris Corp. (1)	248,006	6,262,151

		6,262,151

HEALTH CARE-SERVICES—3.45%
Community Health Systems Inc. (1)	238,484	8,325,476
Health Net Inc. (1)	397,364	12,997,776
PacifiCare Health Systems Inc. (1) (2)	310,156	17,654,080
Triad Hospitals Inc. (1) (2)	281,279	14,092,078
Universal Health Services Inc. Class B	208,775	10,939,810

		64,009,220

HOLDING COMPANIES - DIVERSIFIED—0.63%
Leucadia National Corp. (2)	338,816	11,638,330

		11,638,330

HOME BUILDERS—5.23%
D.R. Horton Inc.	1,049,124	30,676,386
Hovnanian Enterprises Inc. Class A (1)	173,159	8,831,109
Lennar Corp. Class A (2)	516,378	29,268,305
Ryland Group Inc.	170,144	10,552,331
Toll Brothers Inc. (1)	221,145	17,437,283

		96,765,414

HOME FURNISHINGS—0.22%
Furniture Brands International Inc. (2)	189,988	4,143,638

		4,143,638

HOUSEHOLD PRODUCTS & WARES—0.71%
American Greetings Corp. Class A (2)	246,869	6,290,222
Scotts Miracle-Gro Co. (The) Class A (1) (2)	98,813	6,939,637

		13,229,859

INSURANCE—9.11%
Allmerica Financial Corp. (1)	191,012	6,866,881
American Financial Group Inc.	208,855	6,432,734
AmerUs Group Co. (2)	141,149	6,669,290
Berkley (W.R.) Corp.	283,503	14,061,749
Everest Re Group Ltd.	200,850	17,094,343
Fidelity National Financial Inc.	624,346	20,565,957
First American Corp. (2)	291,875	9,614,363
HCC Insurance Holdings Inc.	243,200	8,794,112
Horace Mann Educators Corp.	153,231	2,718,318
Ohio Casualty Corp. (1) (2)	223,498	5,135,984
Old Republic International Corp.	652,546	15,197,796
PMI Group Inc. (The) (2)	336,677	12,797,093
Protective Life Corp.	248,509	9,766,404
Radian Group Inc.	316,536	15,111,429
StanCorp Financial Group Inc.	101,783	8,629,163
Unitrin Inc.	207,025	9,398,935

		168,854,551

INTERNET—0.66%
CheckFree Corp. (1) (2)	300,414	12,244,875

		12,244,875

IRON & STEEL—0.30%
Steel Dynamics Inc. (2)	159,616	5,498,771

		5,498,771

LEISURE TIME—0.18%
Callaway Golf Co. (2)	253,953	3,250,598

		3,250,598

LODGING—1.20%
Caesars Entertainment Inc. (1)	1,123,016	22,224,487

		22,224,487

MACHINERY—0.74%
AGCO Corp. (1)	323,187	5,898,163
Flowserve Corp. (1) (2)	197,832	5,117,914
Tecumseh Products Co. Class A	65,950	2,612,280

		13,628,357

MANUFACTURING—1.38%
Federal Signal Corp. (2)	172,275	2,613,412
SPX Corp. (2)	268,902	11,638,079
Teleflex Inc.	137,794	7,052,297
Trinity Industries Inc. (2)	152,295	4,290,150

		25,593,938

MEDIA—1.93%
Belo (A.H.) Corp.	384,288	9,276,712
Emmis Communications Corp. (1) (2)	183,500	3,526,870
Entercom Communications Corp. (1)	157,997	5,612,053
Lee Enterprises Inc.	162,372	7,046,945
Media General Inc. Class A	85,712	5,301,287
Scholastic Corp. (1) (2)	133,221	4,914,523

		35,678,390

METAL FABRICATE & HARDWARE—0.30%
Worthington Industries Inc. (2)	286,085	5,515,719

		5,515,719

OIL & GAS—5.23%
ENSCO International Inc.	541,243	20,383,211
Forest Oil Corp. (1) (2)	197,364	7,993,242
Helmerich & Payne Inc.	181,642	7,209,371
Newfield Exploration Co. (1)	225,833	16,770,359
Pioneer Natural Resources Co. (2)	518,321	22,142,673
Pogo Producing Co.	227,623	11,208,157
Pride International Inc. (1) (2)	453,514	11,265,288

		96,972,301

OIL & GAS SERVICES—2.78%
Cooper Cameron Corp. (1)	193,363	11,062,297
Hanover Compressor Co. (1) (2)	279,587	3,374,615
Tidewater Inc. (2)	217,002	8,432,698
Weatherford International Ltd. (1)	494,439	28,647,796

		51,517,406

PACKAGING & CONTAINERS—0.55%
Sonoco Products Co.	354,247	10,220,026

		10,220,026

PHARMACEUTICALS—1.04%
Omnicare Inc. (2)	372,821	13,216,504
Perrigo Co. (2)	317,932	6,088,398

		19,304,902

PIPELINES—0.43%
National Fuel Gas Co. (2)	279,958	8,003,999

		8,003,999

REAL ESTATE INVESTMENT TRUSTS—3.00%
AMB Property Corp.	300,363	11,353,721
Highwoods Properties Inc. (2)	192,256	5,156,306
Hospitality Properties Trust (2)	226,084	9,129,272
Liberty Property Trust	308,383	12,042,356
Mack-Cali Realty Corp.	202,313	8,567,956
New Plan Excel Realty Trust Inc. (2)	368,660	9,257,053

		55,506,664

RETAIL—5.10%
AnnTaylor Stores Corp. (1)	252,559	6,462,985
Barnes & Noble Inc. (1)	227,034	7,830,403
BJ’s Wholesale Club Inc. (1) (2)	248,694	7,724,436
Bob Evans Farms Inc. (2)	126,574	2,968,160
Borders Group Inc.	268,722	7,153,380
CBRL Group Inc.	170,062	7,023,561
Foot Locker Inc. (2)	557,977	16,348,726
Krispy Kreme Doughnuts Inc. (1) (2)	219,951	1,678,226
Neiman-Marcus Group Inc. Class A	175,162	16,029,075
99 Cents Only Stores (1) (2)	211,479	2,785,178
Payless ShoeSource Inc. (1) (2)	243,728	3,848,465
Pier 1 Imports Inc. (2)	309,068	5,634,310
Saks Inc.	500,088	9,026,588

		94,513,493

SAVINGS & LOANS—2.81%
Astoria Financial Corp. (2)	367,578	9,299,723
Independence Community Bank Corp.	281,134	10,964,226
New York Community Bancorp Inc. (2)	873,018	15,854,007
Washington Federal Inc. (2)	310,071	7,227,755
Webster Financial Corp.	192,436	8,738,519

		52,084,230

SEMICONDUCTORS—2.66%
Atmel Corp. (1)	1,606,002	4,737,706
Credence Systems Corp. (1) (2)	326,204	2,580,274
Cypress Semiconductor Corp. (1) (2)	459,887	5,794,576
Fairchild Semiconductor International Inc. Class A (1)	428,424	6,567,740
Integrated Device Technology Inc. (1)	376,302	4,526,913
International Rectifier Corp. (1) (2)	242,248	11,022,284
Intersil Corp. Class A (2)	538,711	9,330,475
Lattice Semiconductor Corp. (1)	404,348	2,171,349
LTX Corp. (1) (2)	217,307	964,843
TriQuint Semiconductor Inc. (1) (2)	490,017	1,656,257

		49,352,417

SOFTWARE—1.68%
Activision Inc. (1)	679,142	10,051,307
Ascential Software Corp. (1)	210,291	3,896,692
Fair Isaac Corp.	240,886	8,296,114
Keane Inc. (1) (2)	199,233	2,596,006
Sybase Inc. (1) (2)	340,432	6,284,375

		31,124,494

TELECOMMUNICATIONS—2.27%
CommScope Inc. (1) (2)	182,400	2,728,704
Enterasys Networks Inc. (1)	5,176	7,246
Newport Corp. (1) (2)	152,993	2,216,869
Polycom Inc. (1)	351,216	5,953,111
Powerwave Technologies Inc. (1) (2)	355,418	2,750,935
RF Micro Devices Inc. (1) (2)	671,214	3,503,737
Telephone & Data Systems Inc.	195,424	15,946,598
3Com Corp. (1)	1,361,426	4,846,677
UTStarcom Inc. (1) (2)	372,199	4,075,579

		42,029,456

TEXTILES—0.97%
Mohawk Industries Inc. (1)	212,802	17,939,209

		17,939,209

TRANSPORTATION—1.82%
Alexander & Baldwin Inc.	155,585	6,410,102
Overseas Shipholding Group Inc.	124,216	7,814,429
Swift Transportation Co. Inc. (1) (2)	221,970	4,914,416
Werner Enterprises Inc.	226,773	4,406,199
Yellow Roadway Corp. (1) (2)	173,869	10,178,291

		33,723,437

TRUCKING & LEASING—0.32%
GATX Corp. (2)	176,953	5,873,070

		5,873,070

TOTAL COMMON STOCKS (Cost: $1,635,633,362)		1,851,706,674

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—22.15%

COMMERCIAL PAPER(3)—5.16%
Amstel Funding Corp.
2.95%, 08/19/05	$713,188	705,007
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	12,118,679	12,105,356
ANZ National Bank Ltd.
2.94%, 08/15/05	857,899	848,387
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,458,428	1,456,115
Cantabric Finance LLC
2.80%, 04/29/05	926,531	924,513
Chariot Funding LLC
2.70%, 04/06/05	463,265	463,092
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,732,956	1,731,483
Corporate Asset Funding
2.75%, 05/05/05	1,201,058	1,197,939
CRC Funding LLC
2.74%, 04/28/05	857,899	856,136
DEPFA Bank PLC
2.28%, 05/03/05	857,899	856,164
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	5,833,712	5,805,797
Fairway Finance LLC
3.15%, 09/15/05	1,526,288	1,503,985
Falcon Asset Securitization Corp.
2.75%, 04/14/05	686,319	685,639
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	2,127,589	2,123,358
Fortis Funding LLC
2.35%, 05/09/05	2,402,117	2,396,159
General Electric Capital Corp.
2.74%, 07/07/05	857,899	851,565
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	4,877,258	4,867,941
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	5,147,393	5,084,089
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	13,258,106	13,241,375
Kitty Hawk Funding Corp.
2.75%, 04/15/05	2,392,422	2,389,864
Liberty Street Funding Corp.
2.80%, 04/20/05	860,147	858,876
Moat Funding LLC
2.74%, 05/02/05	1,201,058	1,198,225
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,424,112	1,422,798
New Center Asset Trust
2.80%, 04/15/05	1,715,798	1,713,929
Nordea North America Inc.
2.74%, 07/11/05	857,899	851,304
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,957,125	1,954,697
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	5,524,354	5,516,444
Polonius Inc.
2.82%, 04/28/05	1,424,112	1,421,100
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,477,714	1,476,226
Ranger Funding Co. LLC
2.75%, 04/14/05	2,573,696	2,571,145
Santander Central Hispano
2.75%, 07/08/05	2,144,747	2,128,720
Scaldis Capital LLC
2.75%, 07/08/05	429,430	426,215
Societe Generale
2.75%, 05/03/05	1,544,218	1,540,443
Sydney Capital Corp.
2.75%, 04/12/05	2,995,268	2,992,751

Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,492,744	1,490,539
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	1,495,043	1,493,520
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	1,118,923	1,117,812
Tulip Funding Corp.
2.71%, 04/08/05	1,418,879	1,418,131
Variable Funding Capital Corp.
2.80%, 04/20/05	1,321,164	1,319,212
Yorktown Capital LLC
2.80%, 04/20/05	2,693,802	2,689,821

		95,695,872

FLOATING RATE NOTES(3)—7.35%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	789,267	789,291
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	6,005,292	6,006,267
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	1,115,268	1,115,015
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	5,576,342	5,576,785
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,715,798	1,715,798
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	5,833,712	5,832,719
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	5,147,393	5,147,187
Commodore CDO Ltd.
3.08%, 12/12/05	428,949	428,950
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	5,147,393	5,146,719
DEPFA Bank PLC
2.99%, 12/15/05	1,715,798	1,715,798
Dorada Finance Inc.
2.66%, 07/29/05 (4)	1,424,112	1,423,972
Fairway Finance LLC
2.80%, 06/20/05	857,899	857,880
Fifth Third Bancorp
2.81%, 02/23/06 (4)	3,431,595	3,431,595
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	2,230,537	2,230,629
General Electric Capital Corp.
2.86%, 03/09/06	772,109	773,092
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	626,483	626,483
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	1,115,268	1,115,268
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,715,798	1,715,798
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	5,147,393	5,147,394
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	7,721,089	7,721,204
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,801,588	1,801,587
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	7,034,770	7,036,346
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	3,431,595	3,431,595
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,715,798	1,717,622
MetLife Funding Inc.
2.74%, 03/06/06 (4)	2,573,696	2,573,696
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	4,289,494	4,289,245
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	6,348,451	6,349,658
Norddeutsche Landesbank
2.63%, 07/27/05	1,715,798	1,715,604
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	5,147,393	5,147,393
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	6,091,082	6,091,082

Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	943,689	943,501
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	8,750,568	8,750,911
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	5,279,509	5,279,336
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	5,147,393	5,147,392
Wells Fargo & Co.
2.78%, 03/15/06 (4)	857,899	858,013
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	6,005,292	6,004,840
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	8,647,620	8,647,040
Winston Funding Ltd.
2.75%, 04/25/05 (4)	1,225,080	1,225,080
World Savings Bank
2.71%, 09/09/05	600,529	600,503

		136,128,288

MONEY MARKET FUNDS—1.19%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	6,863,191	6,863,191
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	14,257,238	14,257,238
BlackRock Temp Cash Money Market Fund 3	319,983	319,983
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	719,226	719,226

		22,159,638

REPURCHASE AGREEMENTS(3)—5.28%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $37,750,582 and effective yields of 2.89% - 2.90%. (6)	$37,747,547	37,747,547
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $34,318,707 and an effective yield of 2.89%. (6)	34,315,953	34,315,953
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $25,739,031 and an effective yield of 2.89%. (6)	25,736,964	25,736,964

		97,800,464

TIME DEPOSITS(3)—2.92%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,201,058	1,201,053
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,715,798	1,715,798
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,402,117	2,402,117
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	2,230,537	2,230,537
First Tennessee Bank
2.77%, 04/15/05	857,899	857,899
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	2,127,589	2,127,589
Natexis Banques
2.98%, 08/18/05	1,715,798	1,715,798
Norddeutsche Landesbank
2.11%, 06/07/05	1,715,798	1,715,735
Rabobank Nederland NV NY
2.84%, 04/01/05	12,624,925	12,624,925
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	4,203,704	4,203,704
SunTrust Bank
2.68%, 05/03/05	1,715,798	1,715,648
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	5,833,712	5,833,535
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	3,088,436	3,088,425
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	8,493,198	8,493,198
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,715,798	1,715,791

World Savings Bank
2.75%, 05/03/05	2,402,117	2,402,117

		54,043,869

U.S. GOVERNMENT AGENCY NOTES(3)—0.25%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	2,056,435	2,053,646
Federal National Mortgage Association
2.33%, 07/22/05	2,573,696	2,555,080

		4,608,726

TOTAL SHORT-TERM INVESTMENTS (Cost: $410,436,857)		410,436,857

TOTAL INVESTMENTS IN SECURITIES — 122.08% (Cost: $2,046,070,219)		2,262,143,531
Other Assets, Less Liabilities — (22.08%)		(409,153,225)

NET ASSETS — 100.00%		$1,852,990,306

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.90%

ADVERTISING—0.23%
ADVO Inc.	202,105	$7,568,832

		7,568,832

AEROSPACE & DEFENSE—2.20%
AAR Corp. (1) (2)	209,042	2,842,971
Armor Holdings Inc. (1) (2)	221,832	8,227,749
Curtiss-Wright Corp. (2)	139,383	7,944,831
DRS Technologies Inc. (1)	177,747	7,554,247
EDO Corp.	114,929	3,453,616
Engineered Support Systems Inc.	174,234	9,325,004
Esterline Technologies Corp. (1)	163,123	5,635,900
GenCorp Inc. (2)	332,888	6,657,760
Kaman Corp. Class A	146,768	1,827,262
Moog Inc. Class A (1)	159,085	7,190,642
Teledyne Technologies Inc. (1)	215,800	6,754,540
Triumph Group Inc. (1)	103,178	4,017,751

		71,432,273

AGRICULTURE—0.26%
Delta & Pine Land Co. (2)	251,155	6,781,185
DIMON Inc.	292,789	1,829,931

		8,611,116

AIRLINES—0.33%
Frontier Airlines Inc. (1) (2)	230,321	2,413,764
Mesa Air Group Inc. (1) (2)	199,123	1,393,861
SkyWest Inc.	375,031	6,971,826

		10,779,451

APPAREL—1.63%
Ashworth Inc. (1)	87,955	1,001,807
Gymboree Corp. (1) (2)	200,527	2,514,609
Haggar Corp.	41,398	835,826
Kellwood Co.	179,852	5,177,939
K-Swiss Inc. Class A (2)	198,232	6,547,603
OshKosh B’Gosh Inc. Class A	76,142	2,322,331
Oxford Industries Inc. (2)	99,873	3,654,353
Phillips-Van Heusen Corp.	193,725	5,160,834
Quiksilver Inc. (1)	373,067	10,830,135
Russell Corp.	212,080	3,834,406
Stride Rite Corp.	234,372	3,117,148
Wolverine World Wide Inc.	373,165	7,996,926

		52,993,917

AUTO MANUFACTURERS—0.75%
Oshkosh Truck Corp. (2)	235,896	19,341,113
Wabash National Corp. (2)	200,543	4,893,249

		24,234,362

AUTO PARTS & EQUIPMENT—0.16%
Standard Motor Products Inc.	98,403	1,151,315
Superior Industries International Inc. (2)	158,964	4,198,239

		5,349,554

BANKS—5.85%
Boston Private Financial Holdings Inc. (2)	179,124	4,254,195
Chittenden Corp. (2)	300,559	7,835,573
Community Bank System Inc.	198,814	4,554,829
East West Bancorp Inc.	341,299	12,600,759
First BanCorp (Puerto Rico)	249,147	10,526,461
First Midwest Bancorp Inc.	296,945	9,644,774
First Republic Bank (2)	151,518	4,904,638

Fremont General Corp. (2)	461,315	10,144,317
Gold Bancorp Inc.	260,763	3,658,505
Hudson United Bancorp	291,928	10,290,462
Irwin Financial Corp. (2)	150,549	3,465,638
Nara Bancorp Inc. (2)	151,103	2,122,997
PrivateBancorp Inc. (2)	122,374	3,843,767
Provident Bankshares Corp.	215,409	7,099,881
Republic Bancorp Inc.	457,819	6,198,869
Riggs National Corp. (2)	171,127	3,266,814
South Financial Group Inc. (The) (2)	462,093	14,112,320
Southwest Bancorp of Texas Inc. (2)	454,505	8,340,167
Sterling Bancshares Inc. (2)	293,098	4,161,992
Susquehanna Bancshares Inc.	302,543	7,375,998
TrustCo Bank Corp. NY (2)	483,276	5,552,841
UCBH Holdings Inc. (2)	295,652	11,796,515
Umpqua Holdings Corp.	290,309	6,778,715
United Bancshares Inc.	255,368	8,462,896
Whitney Holding Corp.	272,869	12,145,399
Wintrust Financial Corp.	140,085	6,596,603

		189,735,925

BIOTECHNOLOGY—0.51%
ArQule Inc. (1)	204,939	965,263
Cambrex Corp.	169,430	3,608,859
CryoLife Inc. (1) (2)	146,676	907,924
Enzo Biochem Inc. (1) (2)	196,523	2,833,862
Integra LifeSciences Holdings Corp. (1) (2)	159,526	5,618,506
Regeneron Pharmaceuticals Inc. (1) (2)	312,088	1,594,770
Savient Pharmaceuticals Inc. (1) (2)	389,437	1,070,952

		16,600,136

BUILDING MATERIALS—1.54%
Apogee Enterprises Inc.	177,118	2,529,245
ElkCorp	123,018	4,731,272
Florida Rock Industries Inc. (2)	242,630	14,271,497
Lennox International Inc.	356,633	7,817,395
Simpson Manufacturing Co. Inc.	274,755	8,489,929
Texas Industries Inc.	144,246	7,753,222
Universal Forest Products Inc.	111,387	4,327,385

		49,919,945

CHEMICALS—1.44%
Arch Chemicals Inc. (2)	152,365	4,337,832
Fuller (H.B.) Co.	186,189	5,399,481
Georgia Gulf Corp.	220,659	10,145,901
MacDermid Inc.	179,578	5,836,285
OM Group Inc. (1)	184,285	5,605,950
OMNOVA Solutions Inc. (1)	261,413	1,403,788
Penford Corp.	56,860	923,975
PolyOne Corp. (1)	596,622	5,298,003
Quaker Chemical Corp.	62,204	1,277,670
Schulman (A.) Inc.	198,874	3,464,385
Wellman Inc.	207,465	2,999,944

		46,693,214

COAL—0.61%
Massey Energy Co. (2)	494,355	19,793,974

		19,793,974

COMMERCIAL SERVICES—3.80%
Aaron Rents Inc.	288,253	5,765,060
ABM Industries Inc.	288,720	5,552,086
Administaff Inc. (2)	153,263	2,237,640
Arbitron Inc.	202,571	8,690,296
Bowne & Co. Inc. (2)	232,465	3,496,274
CDI Corp. (2)	101,569	2,247,722
Central Parking Corp. (2)	205,396	3,528,703
Chemed Corp.	81,079	6,200,922
Coinstar Inc. (1) (2)	163,780	3,472,136
Consolidated Graphics Inc. (1)	82,631	4,346,391
CPI Corp.	48,576	733,498
Cross Country Healthcare Inc. (1) (2)	171,519	2,874,658
Heidrick & Struggles International Inc. (1)	124,622	4,582,351
Hooper Holmes Inc.	419,137	1,601,103
Insurance Auto Auctions Inc. (1)	67,984	1,893,354
Labor Ready Inc. (1) (2)	276,536	5,157,396
MAXIMUS Inc.	129,973	4,352,796

Midas Inc. (1) (2)	95,815	2,187,456
NCO Group Inc. (1) (2)	208,035	4,067,084
On Assignment Inc. (1)	159,079	811,303
PAREXEL International Corp. (1) (2)	170,248	4,000,828
Pharmaceutical Product Development Inc. (1)	343,179	16,627,023
Pre-Paid Legal Services Inc. (2)	89,853	3,040,626
PRG-Schultz International Inc. (1)	278,738	1,396,477
Rewards Network Inc. (1)	135,247	562,628
SFBC International Inc. (1) (2)	108,814	3,834,605
SOURCECORP Inc. (1)	102,032	2,054,924
Spherion Corp. (1)	395,449	2,961,913
StarTek Inc. (2)	83,583	1,404,194
Vertrue Inc. (1) (2)	59,860	2,121,438
Viad Corp.	143,704	3,865,638
Volt Information Sciences Inc. (1)	76,814	1,855,058
Watson Wyatt & Co. Holdings	211,741	5,759,355

		123,282,936

COMPUTERS—2.40%
Agilysys Inc.	186,631	3,669,165
Brooktrout Inc. (1)	79,956	899,505
CACI International Inc. Class A (1)	194,259	10,728,925
Carreker Corp. (1)	150,616	844,956
Catapult Communications Corp. (1)	73,640	1,572,214
CIBER Inc. (1) (2)	380,065	2,763,073
FactSet Research Systems Inc. (2)	252,179	8,324,429
Hutchinson Technology Inc. (1) (2)	163,774	5,696,060
Kronos Inc. (1) (2)	206,612	10,559,939
Manhattan Associates Inc. (1) (2)	195,172	3,975,654
Mercury Computer Systems Inc. (1) (2)	136,855	3,774,461
MICROS Systems Inc. (1)	245,557	9,014,397
MTS Systems Corp.	129,812	3,768,442
NYFIX Inc. (1) (2)	198,896	1,070,060
Phoenix Technologies Ltd. (1) (2)	159,416	1,517,640
Radiant Systems Inc. (1)	155,655	1,525,419
RadiSys Corp. (1) (2)	128,426	1,818,512
Synaptics Inc. (1) (2)	170,640	3,958,848
TALX Corp.	134,495	2,442,429

		77,924,128

DISTRIBUTION & WHOLESALE—1.77%
Advanced Marketing Services Inc. (1)	112,784	676,704
Bell Microproducts Inc. (1) (2)	183,011	1,368,922
Building Materials Holdings Corp.	89,065	3,961,611
Hughes Supply Inc.	429,707	12,783,783
Owens & Minor Inc. (2)	256,414	6,961,640
ScanSource Inc. (1)	82,022	4,251,200
SCP Pool Corp.	339,965	10,831,285
United Stationers Inc. (1)	214,610	9,711,102
Watsco Inc.	163,011	6,862,763

		57,409,010

DIVERSIFIED FINANCIAL SERVICES—0.57%
Financial Federal Corp. (2)	112,899	3,993,238
Investment Technology Group Inc. (1) (2)	272,356	4,766,230
Piper Jaffray Companies Inc. (1)	134,602	4,925,087
SWS Group Inc.	104,681	1,678,036
World Acceptance Corp. (1)	123,210	3,144,319

		18,506,910

ELECTRIC—1.39%
ALLETE Inc.	193,104	8,081,402
Avista Corp.	315,077	5,513,847
Central Vermont Public Service Corp.	78,522	1,765,175
CH Energy Group Inc. (2)	102,391	4,679,269
Cleco Corp.	318,246	6,778,640
El Paso Electric Co. (1)	308,199	5,855,781
Green Mountain Power Corp.	32,795	960,893
UIL Holdings Corp. (2)	88,796	4,497,517
UniSource Energy Corp. (2)	222,916	6,903,709

		45,036,233

ELECTRICAL COMPONENTS & EQUIPMENT—1.16%
Advanced Energy Industries Inc. (1) (2)	177,266	1,714,162
Artesyn Technologies Inc. (1) (2)	254,195	2,214,038
Belden CDT Inc. (2)	304,951	6,772,962

C&D Technologies Inc.	163,796	1,646,150
Intermagnetics General Corp. (1) (2)	165,894	4,037,860
Littelfuse Inc. (1)	144,545	4,141,214
Magnetek Inc. (1) (2)	179,985	959,320
Rayovac Corp. (1) (2)	277,697	11,552,195
Vicor Corp.	200,200	2,090,088
Wilson Greatbatch Technologies Inc. (1) (2)	138,510	2,526,422

		37,654,411

ELECTRONICS—4.18%
Analogic Corp. (2)	81,658	3,531,708
Bei Technologies Inc.	86,573	2,075,155
Bel Fuse Inc. Class B (2)	72,231	2,188,599
Benchmark Electronics Inc. (1) (2)	268,867	8,558,037
Brady Corp. Class A	290,185	9,387,485
Checkpoint Systems Inc. (1)	258,966	4,371,346
Coherent Inc. (1)	198,927	6,715,776
CTS Corp.	238,249	3,097,237
Cubic Corp. (2)	137,690	2,607,849
Cymer Inc. (1)	240,085	6,427,075
Daktronics Inc. (1) (2)	113,303	2,453,010
Dionex Corp. (1)	128,640	7,010,880
Electro Scientific Industries Inc. (1)	184,768	3,582,652
FEI Co. (1) (2)	189,739	4,392,458
FLIR Systems Inc. (1) (2)	451,004	13,665,421
Itron Inc. (1) (2)	139,550	4,136,262
Keithley Instruments Inc.	99,291	1,601,564
Meade Instruments Corp. (1)	106,377	309,557
Methode Electronics Inc.	235,489	2,851,772
Park Electrochemical Corp. (2)	123,491	2,501,928
Paxar Corp. (1)	244,595	5,219,657
Photon Dynamics Inc. (1) (2)	109,415	2,085,450
Planar Systems Inc. (1) (2)	92,268	832,257
Rogers Corp. (1) (2)	108,795	4,351,800
SBS Technologies Inc. (1)	100,123	1,116,371
Sonic Solutions Inc. (1) (2)	146,738	2,208,407
Technitrol Inc. (1)	262,796	3,920,916
Trimble Navigation Ltd. (1)	336,850	11,388,899
Watts Water Technologies Inc. Class A	187,301	6,107,886
Woodward Governor Co.	68,983	4,946,081
X-Rite Inc.	126,910	1,908,726

		135,552,221

ENERGY - ALTERNATE SOURCES—0.26%
Headwaters Inc. (1) (2)	259,457	8,515,379

		8,515,379

ENGINEERING & CONSTRUCTION—0.73%
EMCOR Group Inc. (1) (2)	99,361	4,652,082
Insituform Technologies Inc. Class A (1) (2)	173,307	2,514,685
Shaw Group Inc. (The) (1) (2)	415,874	9,066,053
URS Corp. (1)	255,896	7,357,010

		23,589,830

ENTERTAINMENT—0.60%
Argosy Gaming Co. (1)	182,527	8,381,640
Pinnacle Entertainment Inc. (1) (2)	258,723	4,320,674
Shuffle Master Inc. (1) (2)	231,171	6,694,712

		19,397,026

ENVIRONMENTAL CONTROL—0.61%
Aleris International Inc. (1) (2)	176,195	4,396,065
Tetra Tech Inc. (1) (2)	367,264	4,634,872
Waste Connections Inc. (1) (2)	309,805	10,765,724

		19,796,661

FOOD—2.08%
American Italian Pasta Co. Class A (2)	119,232	3,266,957
Corn Products International Inc.	488,632	12,699,546
Flowers Foods Inc.	255,956	7,220,519
Great Atlantic & Pacific Tea Co. (1) (2)	183,777	2,738,277
Hain Celestial Group Inc. (1) (2)	216,663	4,038,598
J&J Snack Foods Corp.	51,394	2,406,781
Lance Inc.	184,524	2,965,301
Nash Finch Co.	82,186	3,122,246
Performance Food Group Co. (1) (2)	304,337	8,424,048
Ralcorp Holdings Inc.	191,441	9,064,731

Sanderson Farms Inc.	100,068	4,323,938
United Natural Foods Inc. (1) (2)	247,825	7,095,230

		67,366,172

FOREST PRODUCTS & PAPER—0.74%
Buckeye Technologies Inc. (1)	217,709	2,351,257
Caraustar Industries Inc. (1)	184,469	2,379,650
Deltic Timber Corp.	79,205	3,096,915
Neenah Paper Inc.	97,188	3,267,461
Pope & Talbot Inc. (2)	104,879	1,843,773
Rock-Tenn Co. Class A	217,794	2,896,660
Schweitzer-Mauduit International Inc.	98,136	3,292,463
Wausau-Mosinee Paper Corp. (2)	335,943	4,750,234

		23,878,413

GAS—3.00%
Atmos Energy Corp.	516,049	13,933,323
Cascade Natural Gas Corp.	72,765	1,452,389
Energen Corp.	237,977	15,849,268
Laclede Group Inc. (The)	136,700	3,991,640
New Jersey Resources Corp.	173,097	7,534,912
Northwest Natural Gas Co.	179,580	6,495,409
Piedmont Natural Gas Co. (2)	497,803	11,469,381
Southern Union Co. (1) (2)	630,915	15,842,276
Southwest Gas Corp.	234,423	5,663,660
UGI Corp.	335,094	15,219,969

		97,452,227

HAND & MACHINE TOOLS—0.35%
Baldor Electric Co. (2)	197,725	5,103,282
Milacron Inc. (1) (2)	283,094	863,437
Regal-Beloit Corp. (2)	188,626	5,430,543

		11,397,262

HEALTH CARE-PRODUCTS—5.70%
Advanced Medical Optics Inc. (1) (2)	242,016	8,763,399
American Medical Systems Holdings Inc. (1) (2)	395,360	6,792,285
ArthroCare Corp. (1) (2)	153,160	4,365,060
BioLase Technology Inc. (2)	150,424	1,278,604
Biosite Inc. (1) (2)	109,205	5,681,936
CONMED Corp. (1)	193,979	5,842,647
Cooper Companies Inc. (2)	278,167	20,278,374
Cyberonics Inc. (1)	146,067	6,451,779
Datascope Corp.	88,902	2,718,623
Diagnostic Products Corp.	170,807	8,249,978
DJ Orthopedics Inc. (1)	129,017	3,231,876
Haemonetics Corp. (1)	168,400	7,099,744
Hologic Inc. (1)	135,562	4,321,039
ICU Medical Inc. (1) (2)	87,973	3,123,041
IDEXX Laboratories Inc. (1)	218,632	11,841,109
Immucor Inc. (1)	293,453	8,859,346
Invacare Corp.	204,056	9,107,019
Kensey Nash Corp. (1) (2)	73,551	1,991,761
LCA-Vision Inc. (2)	116,910	3,893,103
Mentor Corp. (2)	229,373	7,362,873
Merit Medical Systems Inc. (1)	170,883	2,048,887
Osteotech Inc. (1)	107,606	408,903
PolyMedica Corp. (2)	180,376	5,728,742
Possis Medical Inc. (1)	114,704	960,072
ResMed Inc. (1) (2)	222,559	12,552,328
Respironics Inc. (1)	230,926	13,456,058
SurModics Inc. (1)	107,477	3,429,591
Sybron Dental Specialties Inc. (1)	259,673	9,322,261
Viasys Healthcare Inc. (1)	191,076	3,645,730
Vital Sign Inc.	59,914	2,389,969

		185,196,137

HEALTH CARE-SERVICES—2.83%
Amedisys Inc. (1) (2)	98,824	2,989,426
American Healthways Inc. (1) (2)	215,190	7,105,574
AMERIGROUP Corp. (1)	330,495	12,082,897
AmSurg Corp. (1) (2)	190,056	4,808,417
Centene Corp. (1) (2)	268,834	8,062,332
Gentiva Health Services Inc. (1)	155,552	2,516,831
LabOne Inc. (1) (2)	111,454	3,842,934
OCA Inc. (1) (2)	303,098	1,288,166
Odyssey Healthcare Inc. (1) (2)	224,120	2,635,651

Pediatrix Medical Group Inc. (1)	147,951	10,147,959
Province Healthcare Co. (1)	323,847	7,801,474
RehabCare Group Inc. (1)	106,361	3,053,624
Sierra Health Services Inc. (1) (2)	173,472	11,074,452
Sunrise Senior Living Inc. (1) (2)	121,679	5,913,599
United Surgical Partners International Inc. (1) (2)	186,870	8,553,040

		91,876,376

HOME BUILDERS—2.81%
Champion Enterprises Inc. (1) (2)	471,252	4,429,769
Coachmen Industries Inc. (2)	97,217	1,322,151
Fleetwood Enterprises Inc. (1) (2)	360,410	3,135,567
M.D.C. Holdings Inc. (2)	244,981	17,062,927
Meritage Homes Corp. (1)	150,579	8,872,115
Monaco Coach Corp.	190,724	3,080,193
NVR Inc. (1)	37,107	29,128,995
Skyline Corp.	49,943	1,922,306
Standard-Pacific Corp.	219,764	15,864,763
Winnebago Industries Inc. (2)	197,274	6,233,858

		91,052,644

HOME FURNISHINGS—0.45%
Applica Inc. (1)	146,357	740,566
Bassett Furniture Industries Inc. (2)	71,346	1,405,516
Ethan Allen Interiors Inc. (2)	230,918	7,389,376
Fedders Corp. (2)	173,426	482,124
La-Z-Boy Inc. (2)	338,952	4,721,601

		14,739,183

HOUSEHOLD PRODUCTS & WARES—0.72%
Fossil Inc. (1) (2)	365,501	9,475,613
Harland (John H.) Co.	180,816	6,212,838
Russ Berrie & Co. Inc.	109,978	2,106,079
Standard Register Co. (The)	171,539	2,161,391
WD-40 Co. (2)	107,557	3,494,527

		23,450,448

HOUSEWARES—0.51%
Enesco Group Inc. (1)	92,101	612,472
Libbey Inc.	89,097	1,871,037
National Presto Industries Inc.	37,926	1,528,418
Toro Co. (2)	140,554	12,439,029

		16,450,956

INSURANCE—2.46%
Delphi Financial Group Inc. Class A	193,643	8,326,649
Hilb, Rogal & Hobbs Co. (2)	233,390	8,355,362
Infinity Property & Casualty Corp.	133,889	4,185,370
LandAmerica Financial Group Inc. (2)	117,627	5,884,879
Philadelphia Consolidated Holding Corp. (1) (2)	131,693	10,210,158
Presidential Life Corp.	166,514	2,710,848
ProAssurance Corp. (1)	189,887	7,500,536
RLI Corp. (2)	150,374	6,233,002
SCPIE Holdings Inc. (1)	61,768	681,301
Selective Insurance Group Inc. (2)	182,010	8,414,322
Stewart Information Services Corp.	117,598	4,412,277
UICI	261,605	6,343,921
Zenith National Insurance Corp. (2)	127,591	6,616,869

		79,875,494

INTERNET—1.06%
Digital Insight Corp. (1)	231,678	3,799,519
FindWhat.com (1)	182,225	1,889,673
Internet Security Systems Inc. (1)	280,801	5,138,658
j2 Global Communications Inc. (1) (2)	140,653	4,825,804
Napster Inc. (1) (2)	276,356	1,799,078
PC-Tel Inc. (1)	127,978	941,918
Verity Inc. (1)	244,535	2,310,856
WebEx Communications Inc. (1) (2)	250,135	5,400,415
Websense Inc. (1) (2)	154,064	8,288,643

		34,394,564

IRON & STEEL—1.00%
Carpenter Technology Corp.	157,799	9,374,839
Cleveland-Cliffs Inc. (2)	140,557	10,242,389
Material Sciences Corp. (1)	86,949	1,169,464
Reliance Steel & Aluminum Co.	193,136	7,727,371

Ryerson Tull Inc. (2)	161,768	2,049,601
Steel Technologies Inc. (2)	78,900	1,892,811

		32,456,475

LEISURE TIME—1.23%
Arctic Cat Inc.	103,444	2,799,195
Bally Total Fitness Holding Corp. (1) (2)	214,581	746,742
K2 Inc. (1) (2)	303,109	4,167,749
Multimedia Games Inc. (1) (2)	180,713	1,402,333
Nautilus Inc. (2)	202,758	4,817,530
Pegasus Solutions Inc. (1) (2)	126,066	1,490,100
Polaris Industries Inc. (2)	279,648	19,639,679
WMS Industries Inc. (1) (2)	170,336	4,796,662

		39,859,990

LODGING—0.31%
Aztar Corp. (1)	226,178	6,459,644
Marcus Corp.	178,870	3,666,835

		10,126,479

MACHINERY—2.42%
Albany International Corp. Class A	206,290	6,370,235
Applied Industrial Technologies Inc.	176,572	4,802,758
Astec Industries Inc. (1)	119,941	2,644,699
Briggs & Stratton Corp. (2)	334,892	12,193,418
Cognex Corp.	285,741	7,109,236
Gardner Denver Inc. (1) (2)	129,052	5,098,845
Gerber Scientific Inc. (1)	137,167	998,576
IDEX Corp.	330,333	13,328,937
JLG Industries Inc. (2)	323,413	6,969,550
Lindsay Manufacturing Co. (2)	76,053	1,451,091
Manitowoc Co. Inc. (The) (2)	191,472	7,733,554
Robbins & Myers Inc. (2)	84,573	1,861,452
Stewart & Stevenson Services Inc.	186,882	4,277,729
Thomas Industries Inc.	95,540	3,787,206

		78,627,286

MANUFACTURING—2.42%
Acuity Brands Inc. (2)	281,037	7,587,999
AptarGroup Inc.	231,278	12,021,830
Barnes Group Inc. (2)	138,369	3,759,486
Ceradyne Inc. (1) (2)	158,230	3,539,605
CLARCOR Inc.	166,205	8,636,012
CUNO Inc. (1) (2)	111,827	5,746,790
Griffon Corp. (1)	173,774	3,720,501
Lydall Inc. (1)	104,054	1,154,999
Myers Industries Inc.	212,033	2,991,786
Roper Industries Inc.	273,949	17,943,660
Smith (A.O.) Corp. (2)	160,457	4,632,394
Standex International Corp.	75,546	2,062,406
Sturm Ruger & Co. Inc.	158,738	1,100,054
Tredegar Corp.	215,952	3,640,951

		78,538,473

MEDIA—0.12%
4Kids Entertainment Inc. (1) (2)	86,109	1,903,869
Nelson (Thomas) Inc.	84,868	2,007,128

		3,910,997

METAL FABRICATE & HARDWARE—1.77%
Castle (A.M.) & Co. (1)	84,620	1,066,212
Commercial Metals Co. (2)	383,248	12,988,275
Kaydon Corp. (2)	183,701	5,768,211
Lawson Products Inc.	46,330	2,168,244
Mueller Industries Inc.	238,012	6,700,038
Quanex Corp.	161,796	8,626,963
Timken Co. (The)	593,133	16,216,256
Valmont Industries Inc.	132,536	2,958,204
Wolverine Tube Inc. (1)	95,818	857,571

		57,349,974

MINING—0.44%
AMCOL International Corp. (2)	168,564	3,162,261
Brush Engineered Materials Inc. (1)	124,281	2,365,067
Century Aluminum Co. (1) (2)	179,273	5,424,801
RTI International Metals Inc. (1)	140,628	3,290,695

		14,242,824

OFFICE & BUSINESS EQUIPMENT—0.28%
Global Imaging Systems Inc. (1) (2)	152,551	5,409,458
Imagistics International Inc. (1)	105,515	3,685,639

		9,095,097

OFFICE FURNISHINGS—0.07%
Interface Inc. Class A (1) (2)	319,655	2,180,047

		2,180,047

OIL & GAS—4.16%
Atwood Oceanics Inc. (1)	87,789	5,841,480
Cabot Oil & Gas Corp.	210,500	11,609,075
Cimarex Energy Co. (1) (2)	270,175	10,536,825
Frontier Oil Corp.	176,525	6,400,797
Patina Oil & Gas Corp.	462,842	18,513,680
Penn Virginia Corp.	120,244	5,519,200
Petroleum Development Corp. (1)	107,583	4,054,803
Remington Oil & Gas Corp. (1) (2)	162,605	5,125,310
Southwestern Energy Co. (1) (2)	236,966	13,450,190
Spinnaker Exploration Co. (1)	198,571	7,055,228
St. Mary Land & Exploration Co. (2)	186,935	9,356,097
Stone Energy Corp. (1)	164,806	8,004,627
Swift Energy Co. (1)	182,131	5,179,806
Unit Corp. (1)	270,592	12,222,641
Vintage Petroleum Inc.	390,978	12,300,168

		135,169,927

OIL & GAS SERVICES—2.36%
Cal Dive International Inc. (1) (2)	249,318	11,294,105
CARBO Ceramics Inc. (2)	93,733	6,575,370
Dril-Quip Inc. (1)	77,635	2,386,500
Hydril Co. LP (1)	138,658	8,099,014
Input/Output Inc. (1) (2)	446,059	2,877,081
Lone Star Technologies Inc. (1)	189,939	7,489,295
Maverick Tube Corp. (1)	276,793	8,998,540
Oceaneering International Inc. (1)	166,705	6,251,438
Seacor Holdings Inc. (1) (2)	119,016	7,587,270
Tetra Technologies Inc. (1)	145,397	4,135,091
Veritas DGC Inc. (1)	217,243	6,508,600
W-H Energy Services Inc. (1)	181,107	4,333,891

		76,536,195

PACKAGING & CONTAINERS—0.08%
Chesapeake Corp.	127,624	2,682,656

		2,682,656

PHARMACEUTICALS—2.07%
Accredo Health Inc. (1)	318,210	14,131,706
Alpharma Inc. Class A	305,508	3,763,859
Bradley Pharmaceuticals Inc. (1) (2)	97,405	931,192
Connetics Corp. (1) (2)	233,654	5,909,110
Curative Health Services Inc. (1)	77,929	264,959
Medicis Pharmaceutical Corp. Class A (2)	353,007	10,583,150
MGI Pharma Inc. (1) (2)	464,149	11,729,045
Nature’s Sunshine Products Inc.	88,430	1,518,343
NBTY Inc. (1)	397,484	9,972,874
Noven Pharmaceuticals Inc. (1)	151,760	2,573,850
Priority Healthcare Corp. Class B (1) (2)	235,318	5,089,928
Theragenics Corp. (1)	187,318	644,374

		67,112,390

REAL ESTATE INVESTMENT TRUSTS—3.21%
Capital Automotive (2)	262,515	8,694,497
Colonial Properties Trust (2)	178,098	6,840,744
Commercial Net Lease Realty Inc. (2)	337,953	6,235,233
CRT Properties Inc.	202,735	4,415,568
Entertainment Properties Trust	162,872	6,747,787
Essex Property Trust Inc. (2)	149,048	10,299,217
Gables Residential Trust (2)	190,463	6,342,418
Glenborough Realty Trust Inc. (2)	207,375	3,965,010
Kilroy Realty Corp. (2)	187,015	7,650,784
Lexington Corporate Properties Trust	315,265	6,916,914
New Century Financial Corp. (2)	330,223	15,461,041
Parkway Properties Inc.	91,437	4,270,108
Shurgard Storage Centers Inc. Class A	302,110	12,380,468
Sovran Self Storage Inc.	102,494	4,061,837

		104,281,626

RETAIL—9.13%
Brown Shoe Co. Inc.	118,168	4,049,617
Burlington Coat Factory Warehouse Corp.	205,988	5,911,856
Casey’s General Store Inc. (2)	325,916	5,856,711
Cash America International Inc.	190,322	4,173,761
Cato Corp. Class A	134,588	4,340,463
CEC Entertainment Inc. (1)	236,473	8,654,912
Children’s Place Retail Stores Inc. (The) (1) (2)	135,238	6,457,615
Christopher & Banks Corp. (2)	231,743	4,078,677
Cost Plus Inc. (1) (2)	141,350	3,799,488
Dress Barn Inc. (1) (2)	169,068	3,080,419
Electronics Boutique Holdings Corp. (1) (2)	115,271	4,953,195
Finish Line Inc. (The)	298,768	6,916,479
Fred’s Inc. (2)	255,813	4,392,309
GameStop Corp. Class B (1)	329,983	7,358,621
Genesco Inc. (1) (2)	144,814	4,115,614
Goody’s Family Clothing Inc. (2)	170,774	1,542,089
Group 1 Automotive Inc. (1)	150,054	3,946,420
Guitar Center Inc. (1) (2)	164,766	9,034,120
Hancock Fabrics Inc. (2)	122,598	912,129
Haverty Furniture Companies Inc.	146,340	2,231,685
Hibbet Sporting Goods Inc. (1)	152,494	4,580,920
Hot Topic Inc. (1) (2)	295,898	6,465,371
IHOP Corp. (2)	129,633	6,180,901
Insight Enterprises Inc. (1) (2)	322,814	5,668,614
Jack in the Box Inc. (1)	237,573	8,813,958
Jill (J.) Group Inc. (The) (1)	122,647	1,687,623
Jo-Ann Stores Inc. (1)	147,820	4,152,264
Landry’s Restaurants Inc. (2)	156,870	4,536,680
Linens ’n Things Inc. (1)	293,819	7,295,526
Lone Star Steakhouse & Saloon Inc.	128,212	3,705,968
Longs Drug Stores Corp. (2)	213,219	7,296,354
Men’s Wearhouse Inc. (The) (1)	223,375	9,428,659
Movie Gallery Inc. (2)	183,580	5,265,074
O’Charley’s Inc. (1)	138,517	3,011,360
P.F. Chang’s China Bistro Inc. (1) (2)	167,757	10,031,869
Panera Bread Co. Class A (1) (2)	196,750	11,122,278
Papa John’s International Inc. (1) (2)	92,435	3,209,343
Pep Boys-Manny, Moe & Jack Inc. (2)	371,887	6,537,773
Rare Hospitality International Inc. (1) (2)	223,442	6,899,889
Ryan’s Restaurant Group Inc. (1)	272,101	3,953,628
School Specialty Inc. (1) (2)	148,192	5,803,199
Select Comfort Corp. (1) (2)	240,224	4,910,179
ShopKo Stores Inc. (1)	191,941	4,264,929
Sonic Automotive Inc.	232,811	5,287,138
Sonic Corp. (1)	391,081	13,062,105
Stage Stores Inc. (1) (2)	117,758	4,520,730
Steak n Shake Co. (The) (1)	179,295	3,469,358
Stein Mart Inc. (1)	221,613	4,986,293
TBC Corp. (1)	144,601	4,028,584
Too Inc. (1) (2)	225,600	5,565,552
Tractor Supply Co. (1)	229,426	10,014,445
Triarc Companies Inc. Class B (2)	356,763	4,934,032
Zale Corp. (1)	333,073	9,898,930

		296,395,706

SAVINGS & LOANS—2.03%
Anchor BanCorp Wisconsin Inc.	136,220	3,829,144
BankAtlantic Bancorp Inc. Class A	342,632	5,961,797
BankUnited Financial Corp. Class A (1) (2)	182,964	4,914,413
Brookline Bancorp Inc. (2)	401,094	5,976,301
Commercial Federal Corp.	254,382	7,033,662
Dime Community Bancshares	218,650	3,323,480
Downey Financial Corp.	153,982	9,474,512
FirstFed Financial Corp. (1)	107,271	5,471,894
Flagstar Bancorp Inc. (2)	303,250	5,928,538
MAF Bancorp Inc.	207,332	8,612,571
Sterling Financial Corp. (Washington) (1)	148,209	5,291,061

		65,817,373

SEMICONDUCTORS—2.46%
Actel Corp. (1)	163,017	2,507,201
Alliance Semiconductor Corp. (1)	199,563	496,912
ATMI Inc. (1) (2)	204,051	5,109,437
Axcelis Technologies Inc. (1) (2)	649,466	4,741,102

Brooks Automation Inc. (1) (2)	292,306	4,437,205
Cohu Inc.	140,010	2,233,160
DSP Group Inc. (1)	181,908	4,685,950
DuPont Photomasks Inc. (1) (2)	111,882	2,983,893
ESS Technology Inc. (1) (2)	231,027	1,217,512
Exar Corp. (1)	271,192	3,633,973
Helix Technology Corp. (2)	169,157	2,616,859
Kopin Corp. (1)	451,860	1,387,210
Kulicke & Soffa Industries Inc. (1) (2)	332,698	2,092,670
Microsemi Corp. (1) (2)	397,279	6,471,675
Pericom Semiconductor Corp. (1)	170,846	1,464,150
Photronics Inc. (1) (2)	212,385	3,844,169
Power Integrations Inc. (1) (2)	201,480	4,208,917
Rudolph Technologies Inc. (1)	99,101	1,492,461
Skyworks Solutions Inc. (1) (2)	1,020,496	6,480,150
Standard Microsystems Corp. (1)	120,602	2,093,651
Supertex Inc. (1)	84,172	1,541,189
Ultratech Inc. (1) (2)	153,991	2,248,269
Varian Semiconductor Equipment Associates Inc. (1) (2)	237,895	9,042,389
Veeco Instruments Inc. (1) (2)	182,642	2,748,762

		79,778,866

SOFTWARE—4.18%
Altiris Inc. (1) (2)	151,075	3,603,139
ANSYS Inc. (1)	205,030	7,014,076
Avid Technology Inc. (1) (2)	220,683	11,943,364
Captaris Inc. (1)	190,730	772,457
Cerner Corp. (1) (2)	212,831	11,175,756
Concord Communications Inc. (1) (2)	117,747	1,191,600
Dendrite International Inc. (1)	271,174	3,807,283
Digi International Inc. (1)	145,172	1,991,760
eFunds Corp. (1)	317,589	7,088,586
EPIQ Systems Inc. (1) (2)	103,029	1,337,316
FileNET Corp. (1) (2)	268,864	6,124,722
Global Payments Inc. (2)	231,592	14,935,368
Hyperion Solutions Corp. (1)	259,940	11,465,953
Inter-Tel Inc.	151,841	3,720,105
JDA Software Group Inc. (1)	188,572	2,647,551
ManTech International Corp. Class A (1)	162,373	3,745,945
MapInfo Corp. (1)	131,568	1,584,079
MRO Software Inc. (1)	150,331	2,109,144
NDCHealth Corp. (2)	233,345	3,728,853
Pinnacle Systems Inc. (1)	451,219	2,522,314
Progress Software Corp. (1)	237,547	6,228,482
SERENA Software Inc. (1) (2)	227,618	5,408,204
SPSS Inc. (1)	107,981	1,877,790
Take-Two Interactive Software Inc. (1) (2)	299,543	11,712,131
THQ Inc. (1) (2)	255,319	7,184,677
Zix Corp. (1) (2)	190,636	712,979

		135,633,634

STORAGE & WAREHOUSING—0.12%
Mobile Mini Inc. (1) (2)	94,747	3,828,726

		3,828,726

TELECOMMUNICATIONS—1.53%
Adaptec Inc. (1)	724,222	3,469,023
Aeroflex Inc. (1)	484,606	4,521,374
Anixter International Inc. (1) (2)	224,555	8,117,663
Applied Signal Technology Inc.	73,326	1,679,165
Audiovox Corp. Class A (1) (2)	137,054	1,746,068
Black Box Corp. (2)	112,509	4,208,962
Boston Communications Group Inc. (1) (2)	109,995	783,164
C-COR Inc. (1)	308,554	1,876,008
Commonwealth Telephone Enterprises Inc. (1) (2)	137,104	6,463,083
General Communication Inc. Class A (1)	344,499	3,145,276
Harmonic Inc. (1)	469,386	4,487,330
Intrado Inc. (1) (2)	112,072	1,378,486
Network Equipment Technologies Inc. (1)	160,344	902,737
Symmetricom Inc. (1)	299,044	3,316,398
Tollgrade Communications Inc. (1)	86,510	596,919
Viasat Inc. (1) (2)	157,849	2,950,198

		49,641,854

TEXTILES—0.22%
Angelica Corp. (2)	58,256	1,631,168
G&K Services Inc. Class A	136,873	5,514,613

		7,145,781

TOYS, GAMES & HOBBIES—0.21%
Action Performance Companies Inc. (2)	119,811	1,585,100
Department 56 Inc. (1)	87,075	1,520,330
Jakks Pacific Inc. (1) (2)	170,271	3,655,718

		6,761,148

TRANSPORTATION—2.31%
Arkansas Best Corp.	156,124	5,898,365
EGL Inc. (1)	300,424	6,849,667
Forward Air Corp.	139,709	5,948,809
Heartland Express Inc.	395,283	7,569,670
Kansas City Southern Industries Inc. (1) (2)	412,420	7,943,209
Kirby Corp. (1)	152,991	6,430,212
Knight Transportation Inc. (2)	305,108	7,527,014
Landstar System Inc. (1) (2)	394,331	12,914,340
Offshore Logistics Inc. (1)	151,232	5,039,050
USF Corp.	181,512	8,759,769

		74,880,105

WATER—0.08%
American States Water Co.	108,157	2,736,372

		2,736,372
TOTAL COMMON STOCKS (Cost: $3,129,621,538)		3,242,297,321

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.97%

COMMERCIAL PAPER(3)—6.91%
Amstel Funding Corp.
2.95%, 08/19/05	$1,672,204	1,653,021
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	28,414,521	28,383,284
ANZ National Bank Ltd.
2.94%, 08/15/05	2,011,505	1,989,202
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	3,419,559	3,414,134
Cantabric Finance LLC
2.80%, 04/29/05	2,172,426	2,167,694
Chariot Funding LLC
2.70%, 04/06/05	1,086,213	1,085,805
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	4,063,240	4,059,787
Corporate Asset Funding
2.75%, 05/05/05	2,816,107	2,808,793
CRC Funding LLC
2.74%, 04/28/05	2,011,505	2,007,371
DEPFA Bank PLC
2.28%, 05/03/05	2,011,505	2,007,437
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	13,678,235	13,612,783
Fairway Finance LLC
3.15%, 09/15/05	3,578,669	3,526,375
Falcon Asset Securitization Corp.
2.75%, 04/14/05	1,609,204	1,607,609
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	4,988,533	4,978,613
Fortis Funding LLC
2.35%, 05/09/05	5,632,214	5,618,243
General Electric Capital Corp.
2.74%, 07/07/05	2,011,505	1,996,655
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	11,435,648	11,413,804
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	12,069,031	11,920,603
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	31,086,122	31,046,895
Kitty Hawk Funding Corp.
2.75%, 04/15/05	5,609,484	5,603,486

Liberty Street Funding Corp.
2.80%, 04/20/05	2,016,775	2,013,795
Moat Funding LLC
2.74%, 05/02/05	2,816,107	2,809,463
Mortgage Interest Networking Trust
2.77%, 04/13/05	3,339,099	3,336,015
New Center Asset Trust
2.80%, 04/15/05	4,023,010	4,018,630
Nordea North America Inc.
2.74%, 07/11/05	2,011,505	1,996,042
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	4,588,847	4,583,155
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	12,952,886	12,934,342
Polonius Inc.
2.82%, 04/28/05	3,339,099	3,332,036
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	3,464,777	3,461,290
Ranger Funding Co. LLC
2.75%, 04/14/05	6,034,515	6,028,534
Santander Central Hispano
2.75%, 07/08/05	5,028,763	4,991,185
Scaldis Capital LLC
2.75%, 07/08/05	1,006,879	999,341
Societe Generale
2.75%, 05/03/05	3,620,709	3,611,859
Sydney Capital Corp.
2.75%, 04/12/05	7,022,969	7,017,068
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	3,500,019	3,494,847
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	3,505,410	3,501,839
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	2,623,526	2,620,920
Tulip Funding Corp.
2.71%, 04/08/05	3,326,828	3,325,075
Variable Funding Capital Corp.
2.80%, 04/20/05	3,097,718	3,093,140
Yorktown Capital LLC
2.80%, 04/20/05	6,316,126	6,306,792

		224,376,962

FLOATING RATE NOTES(3)—9.84%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	1,850,585	1,850,641
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	14,080,536	14,082,824
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	2,614,957	2,614,362
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	13,074,783	13,075,822
BMW US Capital LLC
2.82%, 04/18/06 (4)	4,023,010	4,023,010
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	13,678,235	13,675,908
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	12,069,031	12,068,549
Commodore CDO Ltd.
3.08%, 12/12/05	1,005,753	1,005,753
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	12,069,031	12,067,450
DEPFA Bank PLC
2.99%, 12/15/05	4,023,010	4,023,010
Dorada Finance Inc.
2.66%, 07/29/05 (4)	3,339,099	3,338,771
Fairway Finance LLC
2.80%, 06/20/05	2,011,505	2,011,461
Fifth Third Bancorp
2.81%, 02/23/06 (4)	8,046,021	8,046,021
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	5,229,913	5,230,128
General Electric Capital Corp.
2.86%, 03/09/06	1,810,355	1,812,660
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	1,468,908	1,468,908

Greenwich Capital Holdings Inc.
2.68%, 09/02/05	2,614,957	2,614,957
Hartford Life Global Funding Trust
2.80%, 02/15/06	4,023,010	4,023,010
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	12,069,031	12,069,030
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	18,103,546	18,103,817
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	4,224,161	4,224,161
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	16,494,342	16,498,040
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	8,046,021	8,046,021
Marshall & Ilsley Corp.
2.95%, 02/20/06	4,023,010	4,027,288
MetLife Funding Inc.
2.74%, 03/06/06 (4)	6,034,515	6,034,515
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	10,057,526	10,056,941
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	14,885,138	14,887,966
Norddeutsche Landesbank
2.63%, 07/27/05	4,023,010	4,022,556
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	12,069,031	12,069,031
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	14,281,686	14,281,687
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	2,212,656	2,212,216
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	20,517,352	20,518,155
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	12,378,803	12,378,396
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	12,069,031	12,069,030
Wells Fargo & Co.
2.78%, 03/15/06 (4)	2,011,505	2,011,772
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	14,080,536	14,079,476
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	20,275,972	20,274,612
Winston Funding Ltd.
2.75%, 04/25/05 (4)	2,872,429	2,872,429
World Savings Bank
2.71%, 09/09/05	1,408,054	1,407,992

		319,178,376

MONEY MARKET FUNDS—0.91%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	16,092,041	16,092,041
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	11,083,689	11,083,689
BlackRock Temp Cash Money Market Fund 3	750,261	750,261
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	1,686,362	1,686,362

		29,612,353

REPURCHASE AGREEMENTS(3)—7.07%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $88,513,339 and effective yields of 2.89% - 2.90%. (6)	$88,506,226	88,506,226
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,466,664 and an effective yield of 2.89%. (6)	80,460,205	80,460,205
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $60,349,998 and an effective yield of 2.89%. (6)	60,345,154	60,345,154

		229,311,585

TIME DEPOSITS(3)—3.91%
Abbey National Treasury Services PLC
1.39%, 04/08/05	2,816,107	2,816,094
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	4,023,010	4,023,010
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	5,632,214	5,632,215
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	5,229,913	5,229,913
First Tennessee Bank
2.77%, 04/15/05	2,011,505	2,011,505
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	4,988,533	4,988,533
Natexis Banques
2.98%, 08/18/05	4,023,010	4,023,010
Norddeutsche Landesbank
2.11%, 06/07/05	4,023,010	4,022,864
Rabobank Nederland NV NY
2.84%, 04/01/05	29,601,511	29,601,511
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	9,856,375	9,856,375
SunTrust Bank
2.68%, 05/03/05	4,023,010	4,022,660
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	13,678,235	13,677,823
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	7,241,418	7,241,394
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	19,913,901	19,913,901
Wells Fargo Bank N.A.
2.79%, 04/15/05	4,023,010	4,022,995
World Savings Bank
2.75%, 05/03/05	5,632,214	5,632,214

		126,716,017

U.S. GOVERNMENT AGENCY NOTES(3)—0.33%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	4,821,698	4,815,158
Federal National Mortgage Association
2.33%, 07/22/05	6,034,515	5,990,866

		10,806,024

TOTAL SHORT-TERM INVESTMENTS (Cost: $940,001,317)		940,001,317

TOTAL INVESTMENTS IN SECURITIES — 128.87% (Cost: $4,069,622,855)		4,182,298,638
Other Assets, Less Liabilities — (28.87%)		(936,833,995)

NET ASSETS — 100.00%		$3,245,464,643

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.46%
ADVO Inc.	121,585	$4,553,358

		4,553,358

AEROSPACE & DEFENSE—2.09%
Armor Holdings Inc. (1) (2)	133,359	4,946,285
EDO Corp. (2)	68,813	2,067,831
Engineered Support Systems Inc.	104,739	5,605,631
GenCorp Inc. (2)	199,607	3,992,140
Teledyne Technologies Inc. (1)	129,420	4,050,846

		20,662,733

AGRICULTURE—0.41%
Delta & Pine Land Co.	150,648	4,067,496

		4,067,496

APPAREL—2.21%
K-Swiss Inc. Class A	118,894	3,927,069
OshKosh B’Gosh Inc. Class A	45,777	1,396,198
Oxford Industries Inc. (2)	59,827	2,189,070
Phillips-Van Heusen Corp.	115,916	3,088,002
Quiksilver Inc. (1)	223,794	6,496,740
Wolverine World Wide Inc.	223,794	4,795,905

		21,892,984

AUTO MANUFACTURERS—1.47%
Oshkosh Truck Corp. (2)	141,566	11,606,996
Wabash National Corp. (2)	120,308	2,935,515

		14,542,511

BANKS—5.82%
East West Bancorp Inc.	204,736	7,558,853
First BanCorp (Puerto Rico)	149,379	6,311,263
First Midwest Bancorp Inc.	178,228	5,788,845
Hudson United Bancorp	175,455	6,184,789
Nara Bancorp Inc. (2)	90,789	1,275,585
PrivateBancorp Inc. (2)	73,344	2,303,735
Republic Bancorp Inc.	274,639	3,718,612
Southwest Bancorp of Texas Inc.	273,336	5,015,716
TrustCo Bank Corp. NY (2)	289,950	3,331,526
UCBH Holdings Inc. (2)	177,370	7,077,063
United Bancshares Inc.	153,170	5,076,054
Wintrust Financial Corp.	84,020	3,956,502

		57,598,543

BIOTECHNOLOGY—0.66%
CryoLife Inc. (1) (2)	87,066	538,939
Enzo Biochem Inc. (1) (2)	117,782	1,698,416
Integra LifeSciences Holdings Corp. (1) (2)	95,699	3,370,519
Regeneron Pharmaceuticals Inc. (1)	186,746	954,272

		6,562,146

BUILDING MATERIALS—1.67%
ElkCorp	73,971	2,844,925
Florida Rock Industries Inc. (2)	145,646	8,566,898
Simpson Manufacturing Co. Inc.	164,666	5,088,179

		16,500,002

CHEMICALS—1.05%
Georgia Gulf Corp.	132,378	6,086,740
MacDermid Inc.	107,638	3,498,235
OMNOVA Solutions Inc. (1)	157,647	846,564

		10,431,539

COAL—1.20%
Massey Energy Co. (2)	296,596	11,875,704

		11,875,704

COMMERCIAL SERVICES—3.98%
Aaron Rents Inc.	172,876	3,457,520
Administaff Inc. (2)	91,568	1,336,893
Arbitron Inc.	121,588	5,216,125
Coinstar Inc. (1)	98,297	2,083,896
CPI Corp.	29,914	451,701
Heidrick & Struggles International Inc. (1)	74,793	2,750,139
Labor Ready Inc. (1) (2)	165,921	3,094,427
Midas Inc. (1) (2)	57,921	1,322,336
Pharmaceutical Product Development Inc. (1)	205,893	9,975,516
Pre-Paid Legal Services Inc. (2)	53,774	1,819,712
SFBC International Inc. (1) (2)	65,532	2,309,348
StarTek Inc. (2)	49,858	837,614
Vertrue Inc. (1) (2)	35,999	1,275,805
Watson Wyatt & Co. Holdings (2)	127,030	3,455,216

		39,386,248

COMPUTERS—3.57%
CACI International Inc. Class A (1)	116,529	6,435,897
Carreker Corp. (1)	89,480	501,983
Catapult Communications Corp. (1)	44,059	940,660
FactSet Research Systems Inc. (2)	151,150	4,989,462
Kronos Inc. (1)	124,152	6,345,409
Manhattan Associates Inc. (1) (2)	117,158	2,386,508
Mercury Computer Systems Inc. (1) (2)	82,159	2,265,945
MICROS Systems Inc. (1)	147,373	5,410,063
MTS Systems Corp.	77,781	2,257,982
Synaptics Inc. (1) (2)	102,398	2,375,634
TALX Corp.	80,808	1,467,473

		35,377,016

DISTRIBUTION & WHOLESALE—0.91%
ScanSource Inc. (1) (2)	49,225	2,551,332
SCP Pool Corp.	203,972	6,498,548

		9,049,880

DIVERSIFIED FINANCIAL SERVICES—0.19%
World Acceptance Corp. (1)	73,984	1,888,072

		1,888,072

ELECTRICAL COMPONENTS & EQUIPMENT—1.33%
Artesyn Technologies Inc. (1) (2)	152,764	1,330,574
Intermagnetics General Corp. (1) (2)	99,576	2,423,680
Littelfuse Inc. (1)	86,750	2,485,387
Rayovac Corp. (1) (2)	166,546	6,928,314

		13,167,955

ELECTRONICS—3.39%
Bei Technologies Inc.	51,740	1,240,208
Brady Corp. Class A	173,932	5,626,700
Daktronics Inc. (1)	67,734	1,466,441
Dionex Corp. (1)	77,224	4,208,708
FLIR Systems Inc. (1) (2)	270,467	8,195,150
Keithley Instruments Inc.	59,417	958,396
Rogers Corp. (1) (2)	65,298	2,611,920
Sonic Solutions Inc. (1) (2)	87,807	1,321,495
Trimble Navigation Ltd. (1)	202,082	6,832,392
X-Rite Inc.	75,783	1,139,776

		33,601,186

ENERGY - ALTERNATE SOURCES—0.52%
Headwaters Inc. (1) (2)	155,729	5,111,026

		5,111,026

ENTERTAINMENT—0.91%
Argosy Gaming Co. (1)	109,509	5,028,653
Shuffle Master Inc. (1) (2)	138,631	4,014,754

		9,043,407

FOOD—1.42%
Lance Inc.	110,278	1,772,167
Ralcorp Holdings Inc.	114,897	5,440,373

Sanderson Farms Inc.	60,057	2,595,063
United Natural Foods Inc. (1) (2)	148,599	4,254,389

		14,061,992

FOREST PRODUCTS & PAPER—0.67%
Deltic Timber Corp.	47,559	1,859,557
Neenah Paper Inc. (2)	58,368	1,962,332
Wausau-Mosinee Paper Corp.	201,576	2,850,285

		6,672,174

GAS—1.42%
Energen Corp.	142,776	9,508,882
New Jersey Resources Corp.	103,883	4,522,027

		14,030,909

HAND & MACHINE TOOLS—0.36%
Baldor Electric Co. (2)	118,470	3,057,711
Milacron Inc. (1) (2)	168,396	513,608

		3,571,319

HEALTH CARE-PRODUCTS—9.37%
Advanced Medical Optics Inc. (1) (2)	145,100	5,254,071
American Medical Systems Holdings Inc. (1) (2)	237,168	4,074,546
ArthroCare Corp. (1) (2)	91,931	2,620,033
BioLase Technology Inc. (2)	90,133	766,130
Biosite Inc. (1) (2)	65,488	3,407,341
Cooper Companies Inc.	166,900	12,167,010
Cyberonics Inc. (1)	87,765	3,876,580
Diagnostic Products Corp.	102,444	4,948,045
Haemonetics Corp. (1)	100,986	4,257,570
Hologic Inc. (1) (2)	81,344	2,592,840
IDEXX Laboratories Inc. (1)	131,353	7,114,078
Immucor Inc. (1)	175,959	5,312,202
Kensey Nash Corp. (1) (2)	44,239	1,197,992
LCA-Vision Inc.	70,119	2,334,963
Mentor Corp. (2)	137,571	4,416,029
Merit Medical Systems Inc. (1)	102,766	1,232,164
PolyMedica Corp. (2)	108,200	3,436,432
Possis Medical Inc. (1)	67,720	566,816
ResMed Inc. (1) (2)	133,498	7,529,287
Respironics Inc. (1)	138,506	8,070,745
SurModics Inc. (1) (2)	64,747	2,066,077
Sybron Dental Specialties Inc. (1)	155,802	5,593,292

		92,834,243

HEALTH CARE-SERVICES—3.19%
Amedisys Inc. (1) (2)	59,357	1,795,549
American Healthways Inc. (1) (2)	129,069	4,261,858
AMERIGROUP Corp. (1)	198,242	7,247,728
AmSurg Corp. (1) (2)	114,057	2,885,642
Centene Corp. (1)	161,740	4,850,583
LabOne Inc. (1) (2)	66,914	2,307,195
Odyssey Healthcare Inc. (1) (2)	134,096	1,576,969
Sierra Health Services Inc. (1) (2)	104,240	6,654,682

		31,580,206

HOME BUILDERS—3.14%
Champion Enterprises Inc. (1) (2)	282,782	2,658,151
Fleetwood Enterprises Inc. (1) (2)	216,438	1,883,011
Meritage Homes Corp. (1)	90,334	5,322,479
NVR Inc. (1)	22,269	17,481,165
Winnebago Industries Inc. (2)	118,324	3,739,038

		31,083,844

HOME FURNISHINGS—0.45%
Ethan Allen Interiors Inc. (2)	138,507	4,432,224

		4,432,224

HOUSEHOLD PRODUCTS & WARES—1.16%
Fossil Inc. (1) (2)	219,302	5,685,404
Harland (John H.) Co.	108,465	3,726,857
WD-40 Co. (2)	64,580	2,098,204

		11,510,465

HOUSEWARES—0.75%
Toro Co.	84,333	7,463,470

		7,463,470

INSURANCE—1.12%
Hilb, Rogal & Hobbs Co. (2)	140,107	5,015,831
Philadelphia Consolidated Holding Corp. (1) (2)	78,970	6,122,544

		11,138,375

INTERNET—1.54%
Internet Security Systems Inc. (1)	168,304	3,079,963
j2 Global Communications Inc. (1) (2)	84,368	2,894,666
Napster Inc. (1) (2)	166,215	1,082,060
WebEx Communications Inc. (1) (2)	149,962	3,237,680
Websense Inc. (1) (2)	92,658	4,985,000

		15,279,369

IRON & STEEL—0.62%
Cleveland-Cliffs Inc. (2)	84,339	6,145,783

		6,145,783

LEISURE TIME—1.99%
Arctic Cat Inc.	62,010	1,677,991
Bally Total Fitness Holding Corp. (1) (2)	131,456	457,467
Nautilus Inc. (2)	121,599	2,889,192
Polaris Industries Inc. (2)	167,818	11,785,858
WMS Industries Inc. (1) (2)	102,092	2,874,911

		19,685,419

MACHINERY—2.22%
Cognex Corp.	171,531	4,267,691
IDEX Corp. (2)	198,144	7,995,110
JLG Industries Inc. (2)	193,956	4,179,752
Lindsay Manufacturing Co. (2)	45,766	873,215
Manitowoc Co. Inc. (The)	115,194	4,652,686

		21,968,454

MANUFACTURING—2.63%
Acuity Brands Inc. (2)	169,045	4,564,215
Ceradyne Inc. (1) (2)	94,981	2,124,725
CLARCOR Inc.	99,948	5,193,298
CUNO Inc. (1)	67,079	3,447,190
Roper Industries Inc.	164,353	10,765,122

		26,094,550

MEDIA—0.12%
Nelson (Thomas) Inc.	50,706	1,199,197

		1,199,197

METAL FABRICATE & HARDWARE—0.48%
Kaydon Corp. (2)	110,204	3,460,406
Lawson Products Inc.	27,749	1,298,653

		4,759,059

MINING—0.19%
AMCOL International Corp. (2)	100,918	1,893,222

		1,893,222

OFFICE & BUSINESS EQUIPMENT—0.33%
Global Imaging Systems Inc. (1) (2)	91,518	3,245,228

		3,245,228

OFFICE FURNISHINGS—0.13%
Interface Inc. Class A (1)	191,063	1,303,050

		1,303,050

OIL & GAS—6.96%
Atwood Oceanics Inc. (1)	52,669	3,504,595
Cabot Oil & Gas Corp.	126,331	6,967,155
Cimarex Energy Co. (1)	162,374	6,332,586
Frontier Oil Corp.	105,895	3,839,753
Patina Oil & Gas Corp.	277,712	11,108,480
Penn Virginia Corp.	72,135	3,310,997
Petroleum Development Corp. (1)	64,571	2,433,681
Remington Oil & Gas Corp. (1)	97,512	3,073,578
Southwestern Energy Co. (1)	142,138	8,067,753
St. Mary Land & Exploration Co. (2)	112,388	5,625,019
Unit Corp. (1)	162,367	7,334,117
Vintage Petroleum Inc.	234,563	7,379,352

		68,977,066

OIL & GAS SERVICES—2.28%
Cal Dive International Inc. (1) (2)	149,585	6,776,201
CARBO Ceramics Inc.	56,235	3,944,885
Hydril Co. LP (1)	83,102	4,853,988
Lone Star Technologies Inc. (1)	114,281	4,506,100
Tetra Technologies Inc. (1)	87,274	2,482,073

		22,563,247

PHARMACEUTICALS—2.56%
Connetics Corp. (1) (2)	140,150	3,544,394
Medicis Pharmaceutical Corp. Class A (2)	211,824	6,350,484
MGI Pharma Inc. (1) (2)	278,877	7,047,222
Nature’s Sunshine Products Inc.	52,904	908,362
NBTY Inc. (1)	238,435	5,982,334
Noven Pharmaceuticals Inc. (1) (2)	91,215	1,547,006

		25,379,802

REAL ESTATE INVESTMENT TRUSTS—2.02%
Essex Property Trust Inc.	89,431	6,179,682
Kilroy Realty Corp. (2)	112,149	4,588,016
New Century Financial Corp. (2)	198,211	9,280,239

		20,047,937

RETAIL—8.74%
Cato Corp. Class A	80,782	2,605,220
CEC Entertainment Inc. (1)	141,804	5,190,026
Children’s Place Retail Stores Inc. (The) (1) (2)	81,136	3,874,244
Christopher & Banks Corp. (2)	139,137	2,448,811
Cost Plus Inc. (1) (2)	84,867	2,281,225
Electronics Boutique Holdings Corp. (1) (2)	69,159	2,971,762
Finish Line Inc. (The)	179,217	4,148,874
Genesco Inc. (1) (2)	86,911	2,470,011
Guitar Center Inc. (1) (2)	98,805	5,417,478
Hibbet Sporting Goods Inc. (1)	91,513	2,749,051
Hot Topic Inc. (1) (2)	177,533	3,879,096
IHOP Corp. (2)	77,763	3,707,740
P.F. Chang’s China Bistro Inc. (1) (2)	100,674	6,020,305
Panera Bread Co. Class A (1) (2)	118,048	6,673,253
Papa John’s International Inc. (1) (2)	55,359	1,922,064
Rare Hospitality International Inc. (1)	134,013	4,138,321
Select Comfort Corp. (1) (2)	144,142	2,946,262
Sonic Corp. (1)	234,594	7,835,440
Stein Mart Inc. (1)	132,888	2,989,980
Too Inc. (1) (2)	135,323	3,338,418
Tractor Supply Co. (1)	137,529	6,003,141
Triarc Companies Inc. Class B (2)	214,015	2,959,827

		86,570,549

SAVINGS & LOANS—0.36%
BankAtlantic Bancorp Inc. Class A	205,584	3,577,162

		3,577,162

SEMICONDUCTORS—1.34%
ATMI Inc. (1) (2)	122,444	3,065,998
Helix Technology Corp. (2)	101,641	1,572,386
Kulicke & Soffa Industries Inc. (1) (2)	200,006	1,258,038
Microsemi Corp. (1) (2)	238,265	3,881,337
Power Integrations Inc. (1) (2)	120,937	2,526,374
Supertex Inc. (1)	50,688	928,097

		13,232,230

SOFTWARE—6.70%
Altiris Inc. (1) (2)	90,489	2,158,163
ANSYS Inc. (1)	122,961	4,206,496
Avid Technology Inc. (1) (2)	132,385	7,164,676
Cerner Corp. (1) (2)	127,565	6,698,438
Dendrite International Inc. (1)	162,778	2,285,403
Digi International Inc. (1)	87,265	1,197,276
eFunds Corp. (1)	190,495	4,251,848
FileNET Corp. (1) (2)	161,203	3,672,204
Global Payments Inc. (2)	139,005	8,964,432
Hyperion Solutions Corp. (1)	155,902	6,876,837
Inter-Tel Inc.	90,920	2,227,540
ManTech International Corp. Class A (1)	97,430	2,247,710
Progress Software Corp. (1)	142,509	3,736,586
SERENA Software Inc. (1) (2)	136,559	3,244,642

Take-Two Interactive Software Inc. (1) (2)	179,665	7,024,902
Zix Corp. (1) (2)	114,332	427,602

		66,384,755

TELECOMMUNICATIONS—0.95%
Applied Signal Technology Inc.	44,125	1,010,463
Commonwealth Telephone Enterprises Inc. (1)	82,556	3,891,690
Harmonic Inc. (1)	281,688	2,692,937
Viasat Inc. (1)	94,406	1,764,448

		9,359,538

TRANSPORTATION—2.86%
EGL Inc. (1)	180,221	4,109,039
Forward Air Corp.	83,811	3,568,672
Heartland Express Inc.	237,039	4,539,297
Kirby Corp. (1)	91,862	3,860,960
Knight Transportation Inc. (2)	183,056	4,515,992
Landstar System Inc. (1) (2)	236,531	7,746,390

		28,340,350

TOTAL COMMON STOCKS (Cost: $798,720,022)		989,696,994

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—30.15%

COMMERCIAL PAPER(3)—7.24%
Amstel Funding Corp.
2.95%, 08/19/05	$534,518	528,386
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	9,082,661	9,072,675
ANZ National Bank Ltd.
2.94%, 08/15/05	642,975	635,846
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,093,057	1,091,324
Cantabric Finance LLC
2.80%, 04/29/05	694,413	692,900
Chariot Funding LLC
2.70%, 04/06/05	347,206	347,076
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,298,809	1,297,705
Corporate Asset Funding
2.75%, 05/05/05	900,165	897,827
CRC Funding LLC
2.74%, 04/28/05	642,975	641,654
DEPFA Bank PLC
2.28%, 05/03/05	642,975	641,674
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	4,372,228	4,351,307
Fairway Finance LLC
3.15%, 09/15/05	1,143,916	1,127,201
Falcon Asset Securitization Corp.
2.75%, 04/14/05	514,380	513,870
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	1,594,577	1,591,407
Fortis Funding LLC
2.35%, 05/09/05	1,800,329	1,795,863
General Electric Capital Corp.
2.74%, 07/07/05	642,975	638,228
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	3,655,388	3,648,407
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	3,857,848	3,810,404
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	9,936,634	9,924,095
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,793,064	1,791,147
Liberty Street Funding Corp.
2.80%, 04/20/05	644,659	643,707
Moat Funding LLC
2.74%, 05/02/05	900,165	898,041
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,067,338	1,066,353

New Center Asset Trust
2.80%, 04/15/05	1,285,949	1,284,549
Nordea North America Inc.
2.74%, 07/11/05	642,975	638,032
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,466,818	1,464,999
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	4,140,371	4,134,444
Polonius Inc.
2.82%, 04/28/05	1,067,338	1,065,081
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,107,511	1,106,396
Ranger Funding Co. LLC
2.75%, 04/14/05	1,928,924	1,927,013
Santander Central Hispano
2.75%, 07/08/05	1,607,437	1,595,425
Scaldis Capital LLC
2.75%, 07/08/05	321,847	319,438
Societe Generale
2.75%, 05/03/05	1,157,354	1,154,526
Sydney Capital Corp.
2.75%, 04/12/05	2,244,882	2,242,996
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,118,776	1,117,123
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	1,120,499	1,119,358
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	838,606	837,773
Tulip Funding Corp.
2.71%, 04/08/05	1,063,416	1,062,856
Variable Funding Capital Corp.
2.80%, 04/20/05	990,181	988,718
Yorktown Capital LLC
2.80%, 04/20/05	2,018,941	2,015,957

		71,721,781

FLOATING RATE NOTES(3)—10.30%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	591,537	591,555
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	4,500,823	4,501,554
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	835,867	835,677
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	4,179,336	4,179,668
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,285,949	1,285,949
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	4,372,228	4,371,485
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	3,857,848	3,857,694
Commodore CDO Ltd.
3.08%, 12/12/05	321,487	321,487
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	3,857,848	3,857,343
DEPFA Bank PLC
2.99%, 12/15/05	1,285,949	1,285,949
Dorada Finance Inc.
2.66%, 07/29/05 (4)	1,067,338	1,067,233
Fairway Finance LLC
2.80%, 06/20/05	642,975	642,961
Fifth Third Bancorp
2.81%, 02/23/06 (4)	2,571,899	2,571,899
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,671,734	1,671,803
General Electric Capital Corp.
2.86%, 03/09/06	578,677	579,415
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	469,534	469,534
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	835,867	835,867
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,285,949	1,285,949
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	3,857,848	3,857,847

K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	5,786,772	5,786,859
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,350,247	1,350,247
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	5,272,393	5,273,575
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	2,571,899	2,571,899
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,285,949	1,287,317
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,928,924	1,928,924
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	3,214,874	3,214,687
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	4,758,013	4,758,917
Norddeutsche Landesbank
2.63%, 07/27/05	1,285,949	1,285,804
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	3,857,848	3,857,848
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	4,565,120	4,565,120
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	707,272	707,131
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	6,558,342	6,558,599
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	3,956,866	3,956,738
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	3,857,848	3,857,848
Wells Fargo & Co.
2.78%, 03/15/06 (4)	642,975	643,060
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	4,500,823	4,500,485
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	6,481,185	6,480,749
Winston Funding Ltd.
2.75%, 04/25/05 (4)	918,168	918,168
World Savings Bank
2.71%, 09/09/05	450,082	450,063

		102,024,907

MONEY MARKET FUNDS—0.77%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	5,143,798	5,143,798
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,700,624	1,700,624
BlackRock Temp Cash Money Market Fund 3	239,820	239,820
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	539,043	539,043

		7,623,285

REPURCHASE AGREEMENTS(3)—7.40%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $28,293,161 and effective yields of 2.89% - 2.90%. (6)	$28,290,887	28,290,887
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $25,721,053 and an effective yield of 2.89%. (6)	25,718,989	25,718,989
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $19,290,790 and an effective yield of 2.89%. (6)	19,289,242	19,289,242

		73,299,118

TIME DEPOSITS(3)—4.09%
Abbey National Treasury Services PLC
1.39%, 04/08/05	900,165	900,150
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,285,949	1,285,949
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,800,329	1,800,329
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,671,734	1,671,734

First Tennessee Bank
2.77%, 04/15/05	642,975	642,975
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	1,594,577	1,594,578
Natexis Banques
2.98%, 08/18/05	1,285,949	1,285,949
Norddeutsche Landesbank
2.11%, 06/07/05	1,285,949	1,285,903
Rabobank Nederland NV NY
2.84%, 04/01/05	9,462,080	9,462,080
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	3,150,576	3,150,577
SunTrust Bank
2.68%, 05/03/05	1,285,949	1,285,838
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	4,372,228	4,372,098
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	2,314,709	2,314,701
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	6,365,450	6,365,450
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,285,949	1,285,944
World Savings Bank
2.75%, 05/03/05	1,800,329	1,800,329

		40,504,584

U.S. GOVERNMENT AGENCY NOTES(3)—0.35%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,541,249	1,539,159
Federal National Mortgage Association
2.33%, 07/22/05	1,928,924	1,914,972

		3,454,131

TOTAL SHORT-TERM INVESTMENTS (Cost: $298,627,806)		298,627,806

TOTAL INVESTMENTS IN SECURITIES — 130.06% (Cost: $1,097,347,828)		1,288,324,800
Other Assets, Less Liabilities — (30.06%)		(297,781,190)

NET ASSETS — 100.00%		$990,543,610

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.90%

AEROSPACE & DEFENSE—2.32%
AAR Corp. (1)	206,480	$2,808,128
Curtiss-Wright Corp. (2)	137,315	7,826,955
DRS Technologies Inc. (1)	175,085	7,441,112
Esterline Technologies Corp. (1)	160,784	5,555,087
Kaman Corp. Class A	145,784	1,815,011
Moog Inc. Class A (1)	156,667	7,081,348
Triumph Group Inc. (1)	101,877	3,967,090

		36,494,731

AGRICULTURE—0.12%
DIMON Inc.	290,830	1,817,687

		1,817,687

AIRLINES—0.68%
Frontier Airlines Inc. (1) (2)	228,641	2,396,158
Mesa Air Group Inc. (1) (2)	195,109	1,365,763
SkyWest Inc.	369,510	6,869,191

		10,631,112

APPAREL—1.03%
Ashworth Inc. (1) (2)	87,629	998,094
Gymboree Corp. (1) (2)	198,001	2,482,933
Haggar Corp.	40,400	815,676
Kellwood Co. (2)	177,408	5,107,576
Russell Corp. (2)	209,384	3,785,663
Stride Rite Corp.	231,522	3,079,243

		16,269,185

AUTO PARTS & EQUIPMENT—0.34%
Standard Motor Products Inc. (2)	96,526	1,129,354
Superior Industries International Inc. (2)	156,893	4,143,544

		5,272,898

BANKS—5.88%
Boston Private Financial Holdings Inc. (2)	176,764	4,198,145
Chittenden Corp. (2)	296,972	7,742,060
Community Bank System Inc. (2)	196,125	4,493,224
First Republic Bank (2)	149,539	4,840,577
Fremont General Corp. (2)	454,413	9,992,542
Gold Bancorp Inc.	257,565	3,613,637
Irwin Financial Corp.	147,876	3,404,105
Provident Bankshares Corp. (2)	212,202	6,994,178
Riggs National Corp.	168,046	3,207,998
South Financial Group Inc. (The)	455,501	13,911,001
Sterling Bancshares Inc.	289,285	4,107,847
Susquehanna Bancshares Inc. (2)	298,030	7,265,971
Umpqua Holdings Corp. (2)	286,034	6,678,894
Whitney Holding Corp.	269,084	11,976,929

		92,427,108

BIOTECHNOLOGY—0.35%
ArQule Inc. (1)	200,342	943,611
Cambrex Corp.	167,336	3,564,257
Savient Pharmaceuticals Inc. (1)	386,087	1,061,739

		5,569,607

BUILDING MATERIALS—1.41%
Apogee Enterprises Inc.	174,938	2,498,115
Lennox International Inc. (2)	351,328	7,701,110
Texas Industries Inc.	142,349	7,651,259
Universal Forest Products Inc.	109,677	4,260,951

		22,111,435

CHEMICALS—1.84%
Arch Chemicals Inc. (2)	150,385	4,281,461
Fuller (H.B.) Co.	183,661	5,326,169
OM Group Inc. (1)	181,680	5,526,706
Penford Corp.	56,310	915,037
PolyOne Corp. (1)	588,113	5,222,443
Quaker Chemical Corp. (2)	61,878	1,270,974
Schulman (A.) Inc.	196,414	3,421,532
Wellman Inc. (2)	204,940	2,963,432

		28,927,754

COMMERCIAL SERVICES—3.62%
ABM Industries Inc. (2)	284,195	5,465,070
Bowne & Co. Inc. (2)	229,607	3,453,289
CDI Corp. (2)	99,494	2,201,802
Central Parking Corp. (2)	201,608	3,463,625
Chemed Corp. (2)	79,901	6,110,828
Consolidated Graphics Inc. (1)	81,598	4,292,055
Cross Country Healthcare Inc. (1)	168,227	2,819,484
Hooper Holmes Inc.	416,614	1,591,465
Insurance Auto Auctions Inc. (1) (2)	66,391	1,848,989
MAXIMUS Inc. (2)	128,329	4,297,738
NCO Group Inc. (1) (2)	205,342	4,014,436
On Assignment Inc. (1)	161,196	822,100
PAREXEL International Corp. (1) (2)	168,153	3,951,595
PRG-Schultz International Inc. (1) (2)	274,216	1,373,822
Rewards Network Inc. (1)	131,983	549,049
SOURCECORP Inc. (1)	101,222	2,038,611
Spherion Corp. (1) (2)	390,548	2,925,204
Viad Corp.	141,889	3,816,814
Volt Information Sciences Inc. (1)	75,635	1,826,585

		56,862,561

COMPUTERS—1.19%
Agilysys Inc. (2)	184,355	3,624,419
Brooktrout Inc. (1)	81,230	913,837
CIBER Inc. (1) (2)	375,610	2,730,685
Hutchinson Technology Inc. (1) (2)	161,285	5,609,492
NYFIX Inc. (1) (2)	197,559	1,062,867
Phoenix Technologies Ltd. (1)	158,421	1,508,168
Radiant Systems Inc. (1)	152,695	1,496,411
RadiSys Corp. (1) (2)	127,427	1,804,366

		18,750,245

DISTRIBUTION & WHOLESALE—2.66%
Advanced Marketing Services Inc. (1)	110,074	660,444
Bell Microproducts Inc. (1) (2)	181,842	1,360,178
Building Materials Holdings Corp. (2)	87,907	3,910,103
Hughes Supply Inc.	423,648	12,603,528
Owens & Minor Inc.	253,531	6,883,367
United Stationers Inc. (1)	211,816	9,584,674
Watsco Inc.	160,696	6,765,302

		41,767,596

DIVERSIFIED FINANCIAL SERVICES—0.96%
Financial Federal Corp. (2)	111,412	3,940,642
Investment Technology Group Inc. (1)	268,644	4,701,270
Piper Jaffray Companies Inc. (1) (2)	132,645	4,853,481
SWS Group Inc.	102,094	1,636,567

		15,131,960

ELECTRIC—2.82%
ALLETE Inc.	190,188	7,959,368
Avista Corp.	310,588	5,435,290
Central Vermont Public Service Corp.	77,987	1,753,148
CH Energy Group Inc. (2)	101,006	4,615,974
Cleco Corp.	313,565	6,678,934
El Paso Electric Co. (1)	303,761	5,771,459
Green Mountain Power Corp.	32,708	958,344
UIL Holdings Corp. (2)	87,383	4,425,949
UniSource Energy Corp.	219,661	6,802,901

		44,401,367

ELECTRICAL COMPONENTS & EQUIPMENT—0.99%
Advanced Energy Industries Inc. (1) (2)	174,212	1,684,630
Belden CDT Inc. (2)	300,490	6,673,883
C&D Technologies Inc.	162,580	1,633,929
Magnetek Inc. (1) (2)	182,286	971,584
Vicor Corp.	196,365	2,050,051
Wilson Greatbatch Technologies Inc. (1) (2)	137,357	2,505,392

		15,519,469

ELECTRONICS—4.99%
Analogic Corp. (2)	80,664	3,488,718
Bel Fuse Inc. Class B	71,650	2,170,995
Benchmark Electronics Inc. (1) (2)	264,799	8,428,552
Checkpoint Systems Inc. (1) (2)	255,325	4,309,886
Coherent Inc. (1) (2)	196,051	6,618,682
CTS Corp. (2)	235,244	3,058,172
Cubic Corp. (2)	135,043	2,557,714
Cymer Inc. (1) (2)	236,601	6,333,809
Electro Scientific Industries Inc. (1)	182,468	3,538,054
FEI Co. (1) (2)	186,657	4,321,110
Itron Inc. (1) (2)	137,773	4,083,592
Meade Instruments Corp. (1)	107,712	313,442
Methode Electronics Inc.	232,603	2,816,822
Park Electrochemical Corp. (2)	121,041	2,452,291
Paxar Corp. (1)	241,378	5,151,006
Photon Dynamics Inc. (1) (2)	108,543	2,068,830
Planar Systems Inc. (1) (2)	93,491	843,289
SBS Technologies Inc. (1)	99,651	1,111,109
Technitrol Inc. (1)	259,437	3,870,800
Watts Water Technologies Inc. Class A (2)	184,540	6,017,849
Woodward Governor Co.	67,879	4,866,924

		78,421,646

ENGINEERING & CONSTRUCTION—1.48%
EMCOR Group Inc. (1) (2)	98,038	4,590,139
Insituform Technologies Inc. Class A (1) (2)	171,169	2,483,662
Shaw Group Inc. (The) (1) (2)	410,639	8,951,930
URS Corp. (1)	252,087	7,247,501

		23,273,232

ENTERTAINMENT—0.27%
Pinnacle Entertainment Inc. (1) (2)	255,388	4,264,980

		4,264,980

ENVIRONMENTAL CONTROL—1.24%
Aleris International Inc. (1) (2)	173,969	4,340,527
Tetra Tech Inc. (1) (2)	361,970	4,568,061
Waste Connections Inc. (1) (2)	305,682	10,622,450

		19,531,038

FOOD—2.75%
American Italian Pasta Co. Class A (2)	117,750	3,226,350
Corn Products International Inc.	481,561	12,515,770
Flowers Foods Inc.	252,175	7,113,857
Great Atlantic & Pacific Tea Co. (1) (2)	180,285	2,686,246
Hain Celestial Group Inc. (1) (2)	213,046	3,971,177
J&J Snack Foods Corp. (2)	50,332	2,357,048
Nash Finch Co. (2)	81,169	3,083,610
Performance Food Group Co. (1) (2)	299,726	8,296,416

		43,250,474

FOREST PRODUCTS & PAPER—0.80%
Buckeye Technologies Inc. (1)	213,217	2,302,744
Caraustar Industries Inc. (1)	182,183	2,350,161
Pope & Talbot Inc.	104,148	1,830,922
Rock-Tenn Co. Class A	213,511	2,839,696
Schweitzer-Mauduit International Inc. (2)	96,908	3,251,263

		12,574,786

GAS—4.64%
Atmos Energy Corp. (2)	508,414	13,727,178
Cascade Natural Gas Corp. (2)	72,336	1,443,827
Laclede Group Inc. (The) (2)	134,914	3,939,489
Northwest Natural Gas Co. (2)	176,968	6,400,933
Piedmont Natural Gas Co.	490,994	11,312,502
Southern Union Co. (1)	621,852	15,614,704
Southwest Gas Corp.	231,119	5,583,835
UGI Corp.	330,319	15,003,089

		73,025,557

HAND & MACHINE TOOLS—0.34%
Regal-Beloit Corp. (2)	186,012	5,355,285

		5,355,285

HEALTH CARE-PRODUCTS—1.91%
CONMED Corp. (1)	191,258	5,760,691
Datascope Corp.	87,116	2,664,007
DJ Orthopedics Inc. (1) (2)	127,463	3,192,948
ICU Medical Inc. (1) (2)	86,903	3,085,056
Invacare Corp. (2)	201,460	8,991,160
Osteotech Inc. (1)	107,560	408,728
Viasys Healthcare Inc. (1)	188,708	3,600,549
Vital Sign Inc. (2)	58,854	2,347,686

		30,050,825

HEALTH CARE-SERVICES—2.46%
Gentiva Health Services Inc. (1)	153,616	2,485,507
OCA Inc. (1) (2)	297,404	1,263,967
Pediatrix Medical Group Inc. (1)	145,987	10,013,248
Province Healthcare Co. (1)	319,008	7,684,903
RehabCare Group Inc. (1) (2)	105,074	3,016,675
Sunrise Senior Living Inc. (1) (2)	119,852	5,824,807
United Surgical Partners International Inc. (1) (2)	184,570	8,447,769

		38,736,876

HOME BUILDERS—2.46%
Coachmen Industries Inc. (2)	95,921	1,304,526
M.D.C. Holdings Inc.	241,543	16,823,470
Monaco Coach Corp. (2)	188,370	3,042,175
Skyline Corp. (2)	48,777	1,877,427
Standard-Pacific Corp.	216,673	15,641,624

		38,689,222

HOME FURNISHINGS—0.46%
Applica Inc. (1)	143,681	727,026
Bassett Furniture Industries Inc. (2)	70,399	1,386,860
Fedders Corp. (2)	172,886	480,623
La-Z-Boy Inc. (2)	334,297	4,656,757

		7,251,266

HOUSEHOLD PRODUCTS & WARES—0.27%
Russ Berrie & Co. Inc. (2)	107,859	2,065,500
Standard Register Co. (The) (2)	167,898	2,115,515

		4,181,015

HOUSEWARES—0.25%
Enesco Group Inc. (1) (2)	91,579	609,000
Libbey Inc.	88,431	1,857,051
National Presto Industries Inc.	37,232	1,500,450

		3,966,501

INSURANCE—3.84%
Delphi Financial Group Inc. Class A	190,888	8,208,184
Infinity Property & Casualty Corp.	132,227	4,133,416
LandAmerica Financial Group Inc. (2)	115,905	5,798,727
Presidential Life Corp. (2)	163,402	2,660,185
ProAssurance Corp. (1) (2)	187,056	7,388,712
RLI Corp.	148,137	6,140,279
SCPIE Holdings Inc. (1)	63,086	695,839
Selective Insurance Group Inc.	179,259	8,287,144
Stewart Information Services Corp. (2)	116,036	4,353,671
UICI	257,893	6,253,905
Zenith National Insurance Corp. (2)	125,738	6,520,773

		60,440,835

INTERNET—0.56%
Digital Insight Corp. (1) (2)	228,846	3,753,074
FindWhat.com (1)	177,897	1,844,792
PC-Tel Inc. (1)	126,514	931,143
Verity Inc. (1) (2)	241,500	2,282,175

		8,811,184

IRON & STEEL—1.39%
Carpenter Technology Corp. (2)	155,749	9,253,048
Material Sciences Corp. (1)	86,006	1,156,781
Reliance Steel & Aluminum Co. (2)	190,223	7,610,822

Ryerson Tull Inc. (2)	160,515	2,033,725
Steel Technologies Inc. (2)	77,275	1,853,827

		21,908,203

LEISURE TIME—0.44%
K2 Inc. (1) (2)	299,256	4,114,770
Multimedia Games Inc. (1) (2)	179,586	1,393,587
Pegasus Solutions Inc. (1) (2)	123,666	1,461,732

		6,970,089

LODGING—0.63%
Aztar Corp. (1) (2)	222,918	6,366,538
Marcus Corp.	176,186	3,611,813

		9,978,351

MACHINERY—2.63%
Albany International Corp. Class A	203,314	6,278,336
Applied Industrial Technologies Inc.	173,911	4,730,379
Astec Industries Inc. (1)	117,575	2,592,529
Briggs & Stratton Corp. (2)	330,245	12,024,220
Gardner Denver Inc. (1) (2)	127,281	5,028,872
Gerber Scientific Inc. (1)	135,846	988,959
Robbins & Myers Inc.	82,687	1,819,941
Stewart & Stevenson Services Inc.	184,487	4,222,907
Thomas Industries Inc.	93,881	3,721,443

		41,407,586

MANUFACTURING—2.20%
AptarGroup Inc.	228,151	11,859,289
Barnes Group Inc. (2)	135,935	3,693,354
Griffon Corp. (1) (2)	170,873	3,658,391
Lydall Inc. (1)	103,111	1,144,532
Myers Industries Inc.	209,492	2,955,932
Smith (A.O.) Corp. (2)	157,807	4,555,888
Standex International Corp.	74,232	2,026,534
Sturm Ruger & Co. Inc.	155,497	1,077,594
Tredegar Corp. (2)	212,503	3,582,801

		34,554,315

MEDIA—0.12%
4Kids Entertainment Inc. (1) (2)	85,576	1,892,085

		1,892,085

METAL FABRICATE & HARDWARE—3.10%
Castle (A.M.) & Co. (1)	83,161	1,047,829
Commercial Metals Co. (2)	377,936	12,808,251
Mueller Industries Inc.	234,508	6,601,400
Quanex Corp. (2)	159,765	8,518,670
Timken Co. (The)	584,685	15,985,288
Valmont Industries Inc.	130,180	2,905,618
Wolverine Tube Inc. (1) (2)	95,172	851,789

		48,718,845

MINING—0.70%
Brush Engineered Materials Inc. (1)	122,733	2,335,609
Century Aluminum Co. (1) (2)	176,578	5,343,250
RTI International Metals Inc. (1)	138,898	3,250,213

		10,929,072

OFFICE & BUSINESS EQUIPMENT—0.23%
Imagistics International Inc. (1)	104,217	3,640,300

		3,640,300

OIL & GAS—1.27%
Spinnaker Exploration Co. (1)	195,632	6,950,805
Stone Energy Corp. (1)	162,420	7,888,739
Swift Energy Co. (1)	179,615	5,108,251

		19,947,795

OIL & GAS SERVICES—2.44%
Dril-Quip Inc. (1)	76,350	2,346,999
Input/Output Inc. (1) (2)	437,299	2,820,579
Maverick Tube Corp. (1) (2)	273,276	8,884,203
Oceaneering International Inc. (1) (2)	164,318	6,161,925
Seacor Holdings Inc. (1) (2)	117,253	7,474,879
Veritas DGC Inc. (1) (2)	214,164	6,416,353
W-H Energy Services Inc. (1)	178,721	4,276,794

		38,381,732

PACKAGING & CONTAINERS—0.17%
Chesapeake Corp.	126,502	2,659,072

		2,659,072

PHARMACEUTICALS—1.56%
Accredo Health Inc. (1)	313,660	13,929,641
Alpharma Inc. Class A (2)	300,490	3,702,037
Bradley Pharmaceuticals Inc. (1) (2)	95,561	913,563
Curative Health Services Inc. (1)	80,982	275,339
Priority Healthcare Corp. Class B (1) (2)	231,595	5,009,400
Theragenics Corp. (1)	190,565	655,544

		24,485,524

REAL ESTATE INVESTMENT TRUSTS—4.44%
Capital Automotive	258,686	8,567,680
Colonial Properties Trust (2)	175,523	6,741,838
Commercial Net Lease Realty Inc. (2)	333,055	6,144,865
CRT Properties Inc. (2)	200,072	4,357,568
Entertainment Properties Trust (2)	160,484	6,648,852
Gables Residential Trust (2)	187,706	6,250,610
Glenborough Realty Trust Inc. (2)	204,742	3,914,667
Lexington Corporate Properties Trust	310,569	6,813,884
Parkway Properties Inc.	90,156	4,210,285
Shurgard Storage Centers Inc. Class A	297,894	12,207,696
Sovran Self Storage Inc.	101,144	4,008,337

		69,866,282

RETAIL—9.54%
Brown Shoe Co. Inc.	116,655	3,997,767
Burlington Coat Factory Warehouse Corp. (2)	203,188	5,831,496
Casey’s General Store Inc. (2)	321,347	5,774,606
Cash America International Inc.	187,771	4,117,818
Dress Barn Inc. (1) (2)	165,976	3,024,083
Fred’s Inc. (2)	252,405	4,333,794
GameStop Corp. Class B (1)	325,079	7,249,262
Goody’s Family Clothing Inc. (2)	168,448	1,521,085
Group 1 Automotive Inc. (1) (2)	148,149	3,896,319
Hancock Fabrics Inc. (2)	122,117	908,550
Haverty Furniture Companies Inc.	144,535	2,204,159
Insight Enterprises Inc. (1) (2)	318,093	5,585,713
Jack in the Box Inc. (1) (2)	233,936	8,679,026
Jill (J.) Group Inc. (The) (1)	120,834	1,662,676
Jo-Ann Stores Inc. (1)	145,884	4,097,882
Landry’s Restaurants Inc. (2)	154,401	4,465,277
Linens ’n Things Inc. (1) (2)	289,553	7,189,601
Lone Star Steakhouse & Saloon Inc.	126,660	3,661,107
Longs Drug Stores Corp. (2)	210,121	7,190,341
Men’s Wearhouse Inc. (The) (1)	220,104	9,290,590
Movie Gallery Inc. (2)	181,243	5,198,049
O’Charley’s Inc. (1)	136,838	2,974,858
Pep Boys-Manny, Moe & Jack Inc. (2)	366,494	6,442,964
Ryan’s Restaurant Group Inc. (1) (2)	268,743	3,904,836
School Specialty Inc. (1)	146,073	5,720,219
ShopKo Stores Inc. (1)	189,420	4,208,912
Sonic Automotive Inc.	229,313	5,207,698
Stage Stores Inc. (1) (2)	116,184	4,460,304
Steak n Shake Co. (The) (1)	177,095	3,426,788
TBC Corp. (1) (2)	142,743	3,976,820
Zale Corp. (1) (2)	327,925	9,745,931

		149,948,531

SAVINGS & LOANS—3.75%
Anchor BanCorp Wisconsin Inc. (2)	134,005	3,766,881
BankUnited Financial Corp. Class A (1) (2)	180,210	4,840,441
Brookline Bancorp Inc. (2)	395,104	5,887,050
Commercial Federal Corp. (2)	251,539	6,955,053
Dime Community Bancshares (2)	214,879	3,266,161
Downey Financial Corp.	151,726	9,335,701
FirstFed Financial Corp. (1)	105,765	5,395,073
Flagstar Bancorp Inc. (2)	298,766	5,840,875
MAF Bancorp Inc. (2)	204,307	8,486,913
Sterling Financial Corp. (Washington) (1) (2)	146,145	5,217,376

		58,991,524

SEMICONDUCTORS—3.62%
Actel Corp. (1)	160,994	2,476,088
Alliance Semiconductor Corp. (1)	193,455	481,703
Axcelis Technologies Inc. (1) (2)	640,635	4,676,635
Brooks Automation Inc. (1) (2)	288,420	4,378,216
Cohu Inc.	138,247	2,205,040
DSP Group Inc. (1) (2)	179,481	4,623,431
DuPont Photomasks Inc. (1) (2)	110,543	2,948,182
ESS Technology Inc. (1) (2)	226,099	1,191,542
Exar Corp. (1) (2)	267,855	3,589,257
Kopin Corp. (1)	448,403	1,376,597
Pericom Semiconductor Corp. (1)	169,850	1,455,614
Photronics Inc. (1) (2)	209,776	3,796,946
Rudolph Technologies Inc. (1) (2)	97,138	1,462,898
Skyworks Solutions Inc. (1) (2)	1,005,300	6,383,655
Standard Microsystems Corp. (1)	119,677	2,077,593
Ultratech Inc. (1) (2)	152,766	2,230,384
Varian Semiconductor Equipment Associates Inc. (1) (2)	234,274	8,904,755
Veeco Instruments Inc. (1) (2)	178,847	2,691,647

		56,950,183

SOFTWARE—1.57%
Captaris Inc. (1)	193,631	784,206
Concord Communications Inc. (1) (2)	117,117	1,185,224
EPIQ Systems Inc. (1)	101,053	1,311,668
JDA Software Group Inc. (1)	186,242	2,614,838
MapInfo Corp. (1)	130,718	1,573,845
MRO Software Inc. (1) (2)	147,604	2,070,884
NDCHealth Corp. (2)	230,567	3,684,461
Pinnacle Systems Inc. (1)	447,864	2,503,560
SPSS Inc. (1)	106,156	1,846,053
THQ Inc. (1) (2)	251,436	7,075,409

		24,650,148

STORAGE & WAREHOUSING—0.24%
Mobile Mini Inc. (1) (2)	93,573	3,781,285

		3,781,285

TELECOMMUNICATIONS—2.14%
Adaptec Inc. (1) (2)	715,241	3,426,004
Aeroflex Inc. (1) (2)	478,002	4,459,759
Anixter International Inc. (1)	221,164	7,995,079
Audiovox Corp. Class A (1) (2)	134,706	1,716,154
Black Box Corp. (2)	111,042	4,154,081
Boston Communications Group Inc. (1) (2)	111,874	796,543
C-COR Inc. (1) (2)	306,101	1,861,094
General Communication Inc. Class A (1) (2)	338,305	3,088,725
Intrado Inc. (1) (2)	111,445	1,370,773
Network Equipment Technologies Inc. (1)	159,640	898,773
Symmetricom Inc. (1)	295,324	3,275,143
Tollgrade Communications Inc. (1)	86,644	597,844

		33,639,972

TEXTILES—0.45%
Angelica Corp.	57,857	1,619,996
G&K Services Inc. Class A	134,970	5,437,941

		7,057,937

TOYS, GAMES & HOBBIES—0.43%
Action Performance Companies Inc. (2)	118,985	1,574,172
Department 56 Inc. (1)	86,561	1,511,355
Jakks Pacific Inc. (1) (2)	168,094	3,608,978

		6,694,505

TRANSPORTATION—1.74%
Arkansas Best Corp.	153,971	5,817,024
Kansas City Southern Industries Inc. (1) (2)	407,380	7,846,139
Offshore Logistics Inc. (1) (2)	149,110	4,968,345
USF Corp.	179,251	8,650,653

		27,282,161

WATER—0.17%
American States Water Co.	106,806	2,702,192

		2,702,192

TOTAL COMMON STOCKS (Cost: $1,428,583,713)		1,570,817,126

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—26.37%

COMMERCIAL PAPER(3)—6.27%
Amstel Funding Corp.
2.95%, 08/19/05	$734,968	726,533
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	12,488,760	12,475,030
ANZ National Bank Ltd.
2.94%, 08/15/05	884,097	874,295
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,502,966	1,500,582
Cantabric Finance LLC
2.80%, 04/29/05	954,825	952,746
Chariot Funding LLC
2.70%, 04/06/05	477,413	477,234
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,785,877	1,784,359
Corporate Asset Funding
2.75%, 05/05/05	1,237,736	1,234,522
CRC Funding LLC
2.74%, 04/28/05	884,097	882,281
DEPFA Bank PLC
2.28%, 05/03/05	884,097	882,310
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	6,011,862	5,983,096
Fairway Finance LLC
3.15%, 09/15/05	1,572,898	1,549,914
Falcon Asset Securitization Corp.
2.75%, 04/14/05	707,278	706,577
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	2,192,562	2,188,201
Fortis Funding LLC
2.35%, 05/09/05	2,475,473	2,469,332
General Electric Capital Corp.
2.74%, 07/07/05	884,097	877,570
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	5,026,200	5,016,600
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	5,304,585	5,239,347
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	13,662,983	13,645,741
Kitty Hawk Funding Corp.
2.75%, 04/15/05	2,465,482	2,462,846
Liberty Street Funding Corp.
2.80%, 04/20/05	886,414	885,104
Moat Funding LLC
2.74%, 05/02/05	1,237,736	1,234,816
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,467,602	1,466,247
New Center Asset Trust
2.80%, 04/15/05	1,768,195	1,766,269
Nordea North America Inc.
2.74%, 07/11/05	884,097	877,301
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	2,016,891	2,014,390
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	5,693,057	5,684,906
Polonius Inc.
2.82%, 04/28/05	1,467,602	1,464,498
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,522,840	1,521,307
Ranger Funding Co. LLC
2.75%, 04/14/05	2,652,292	2,649,663
Santander Central Hispano
2.75%, 07/08/05	2,210,244	2,193,728
Scaldis Capital LLC
2.75%, 07/08/05	442,544	439,231
Societe Generale
2.75%, 05/03/05	1,591,375	1,587,485
Sydney Capital Corp.
2.75%, 04/12/05	3,086,738	3,084,144

Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,538,330	1,536,056
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	1,540,699	1,539,129
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	1,153,093	1,151,948
Tulip Funding Corp.
2.71%, 04/08/05	1,462,209	1,461,438
Variable Funding Capital Corp.
2.80%, 04/20/05	1,361,510	1,359,498
Yorktown Capital LLC
2.80%, 04/20/05	2,776,066	2,771,964

		98,618,238

FLOATING RATE NOTES(3)—8.92%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	813,370	813,394
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	6,188,682	6,189,687
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	1,149,327	1,149,065
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	5,746,633	5,747,089
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,768,195	1,768,195
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	6,011,862	6,010,840
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	5,304,585	5,304,372
Commodore CDO Ltd.
3.08%, 12/12/05	442,049	442,049
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	5,304,585	5,303,890
DEPFA Bank PLC
2.99%, 12/15/05	1,768,195	1,768,195
Dorada Finance Inc.
2.66%, 07/29/05 (4)	1,467,602	1,467,458
Fairway Finance LLC
2.80%, 06/20/05	884,097	884,078
Fifth Third Bancorp
2.81%, 02/23/06 (4)	3,536,390	3,536,390
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	2,298,653	2,298,747
General Electric Capital Corp.
2.86%, 03/09/06	795,688	796,701
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	645,615	645,615
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	1,149,327	1,149,327
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,768,195	1,768,195
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	5,304,585	5,304,585
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	7,956,877	7,956,996
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,856,605	1,856,604
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	7,249,599	7,251,223
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	3,536,390	3,536,390
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,768,195	1,770,075
MetLife Funding Inc.
2.74%, 03/06/06 (4)	2,652,292	2,652,292
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	4,420,487	4,420,230
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	6,542,321	6,543,564
Norddeutsche Landesbank
2.63%, 07/27/05	1,768,195	1,767,995
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	5,304,585	5,304,585
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	6,277,092	6,277,092

Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	972,507	972,314
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	9,017,794	9,018,147
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	5,440,736	5,440,556
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	5,304,585	5,304,584
Wells Fargo & Co.
2.78%, 03/15/06 (4)	884,097	884,215
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	6,188,682	6,188,217
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	8,911,702	8,911,106
Winston Funding Ltd.
2.75%, 04/25/05 (4)	1,262,491	1,262,491
World Savings Bank
2.71%, 09/09/05	618,868	618,841

		140,285,389

MONEY MARKET FUNDS—0.93%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	7,072,779	7,072,779
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	6,371,920	6,371,920
BlackRock Temp Cash Money Market Fund 3	329,755	329,755
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	741,190	741,190

		14,515,644

REPURCHASE AGREEMENTS(3)—6.41%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $38,903,413 and effective yields of 2.89% - 2.90%. (6)	$38,900,287	38,900,287
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $35,366,736 and an effective yield of 2.89%. (6)	35,363,897	35,363,897
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $26,525,052 and an effective yield of 2.89%. (6)	26,522,923	26,522,923

		100,787,107

TIME DEPOSITS(3)—3.54%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,237,736	1,237,733
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,768,195	1,768,195
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,475,473	2,475,473
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	2,298,653	2,298,653
First Tennessee Bank
2.77%, 04/15/05	884,097	884,097
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	2,192,562	2,192,562
Natexis Banques
2.98%, 08/18/05	1,768,195	1,768,195
Norddeutsche Landesbank
2.11%, 06/07/05	1,768,195	1,768,130
Rabobank Nederland NV NY
2.84%, 04/01/05	13,010,466	13,010,466
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	4,332,077	4,332,077
SunTrust Bank
2.68%, 05/03/05	1,768,195	1,768,041
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	6,011,862	6,011,683
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	3,182,751	3,182,740
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	8,752,565	8,752,564
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,768,195	1,768,188

World Savings Bank
2.75%, 05/03/05	2,475,473	2,475,473

		55,694,270

U.S. GOVERNMENT AGENCY NOTES(3)—0.30%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	2,119,235	2,116,360
Federal National Mortgage Association
2.33%, 07/22/05	2,652,292	2,633,107

		4,749,467

TOTAL SHORT-TERM INVESTMENTS (Cost: $414,650,115)		414,650,115

TOTAL INVESTMENTS IN SECURITIES — 126.27% (Cost: $1,843,233,828)		1,985,467,241
Other Assets, Less Liabilities — (26.27%)		(413,061,867)

NET ASSETS — 100.00%		$1,572,405,374

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.87%

ADVERTISING—0.21%
ADVO Inc.	185	$6,928
Catalina Marketing Corp. (1)	320	8,288
Harte-Hanks Inc.	398	10,969
Interpublic Group of Companies Inc. (1) (2)	2,436	29,914
Omnicom Group Inc.	1,090	96,487

		152,586

AEROSPACE & DEFENSE—1.78%
AAR Corp. (1) (2)	192	2,611
Alliant Techsystems Inc. (2)	238	17,005
Armor Holdings Inc. (2)	210	7,789
Boeing Co. (The)	4,894	286,103
Curtiss-Wright Corp. (1)	132	7,524
DRS Technologies Inc. (2)	166	7,055
EDO Corp.	120	3,606
Engineered Support Systems Inc.	168	8,991
Esterline Technologies Corp. (2)	150	5,182
GenCorp Inc.	341	6,820
General Dynamics Corp.	1,173	125,570
Goodrich (B.F.) Co.	690	26,420
Kaman Corp. Class A	150	1,867
L-3 Communications Holdings Inc.	669	47,512
Lockheed Martin Corp.	2,355	143,796
Moog Inc. Class A (2)	155	7,006
Northrop Grumman Corp.	2,110	113,898
Raytheon Co.	2,653	102,671
Rockwell Collins Inc.	1,037	49,351
Sequa Corp. Class A (2)	64	3,318
Teledyne Technologies Inc. (2)	198	6,197
Titan Corp. (The) (2)	521	9,461
Triumph Group Inc. (2)	94	3,660
United Technologies Corp.	3,012	306,200

		1,299,613

AGRICULTURE—1.40%
Altria Group Inc.	12,215	798,739
Delta & Pine Land Co.	237	6,399
DIMON Inc.	257	1,606
Monsanto Co.	1,558	100,491
Reynolds American Inc. (1)	678	54,640
Universal Corp. (1)	155	7,094
UST Inc.	962	49,735

		1,018,704

AIRLINES—0.13%
AirTran Holdings Inc. (2)	522	4,724
Alaska Air Group Inc. (2)	164	4,828
Delta Air Lines Inc. (1) (2)	827	3,349
Frontier Airlines Inc. (2)	209	2,190
JetBlue Airways Corp. (1) (2)	643	12,243
Mesa Air Group Inc. (1) (2)	214	1,498
SkyWest Inc. (1)	349	6,488
Southwest Airlines Co.	4,296	61,175

		96,495

APPAREL—0.46%
Ashworth Inc. (2)	102	1,162
Coach Inc. (2)	1,115	63,142
Gymboree Corp. (2)	198	2,483
Haggar Corp.	48	969
Jones Apparel Group Inc.	701	23,476
Kellwood Co.	168	4,837

K-Swiss Inc. Class A	209	6,903
Liz Claiborne Inc.	622	24,961
Nike Inc. Class B	1,346	112,135
OshKosh B’Gosh Inc. Class A	65	1,982
Oxford Industries Inc. (1)	102	3,732
Phillips-Van Heusen Corp.	190	5,062
Quiksilver Inc. (2)	349	10,131
Reebok International Ltd. (1)	315	13,954
Russell Corp.	196	3,544
Stride Rite Corp.	214	2,846
Timberland Co. Class A (2)	173	12,271
VF Corp.	578	34,183
Wolverine World Wide Inc.	360	7,715

		335,488

AUTO MANUFACTURERS—0.45%
Ford Motor Co.	10,729	121,560
General Motors Corp. (1)	3,305	97,134
Navistar International Corp. (2)	370	13,468
Oshkosh Truck Corp. (1)	225	18,448
PACCAR Inc.	1,014	73,403
Wabash National Corp.	183	4,465

		328,478

AUTO PARTS & EQUIPMENT—0.24%
ArvinMeritor Inc. (1)	425	6,575
Bandag Inc.	119	5,591
BorgWarner Inc.	355	17,281
Cooper Tire & Rubber Co.	462	8,482
Dana Corp.	944	12,074
Delphi Corp.	3,522	15,779
Goodyear Tire & Rubber Co. (The) (1) (2)	1,106	14,765
Johnson Controls Inc.	1,115	62,172
Lear Corp.	419	18,587
Modine Manufacturing Co. (1)	211	6,189
Standard Motor Products Inc.	134	1,568
Superior Industries International Inc. (1)	148	3,909
Visteon Corp.	793	4,528

		177,500

BANKS—6.13%
AmSouth Bancorp	2,066	53,613
Associated Bancorp	741	23,141
Bank of America Corp.	23,928	1,055,225
Bank of Hawaii Corp.	332	15,026
Bank of New York Co. Inc. (The)	4,564	132,584
BB&T Corp.	3,215	125,642
Boston Private Financial Holdings Inc. (1)	178	4,227
Chittenden Corp. (1)	284	7,404
City National Corp.	257	17,944
Colonial BancGroup Inc. (The)	841	17,257
Comerica Inc.	991	54,584
Commerce Bancorp Inc. (1)	913	29,645
Community Bank System Inc.	184	4,215
Compass Bancshares Inc.	713	32,370
Cullen/Frost Bankers Inc.	273	12,326
East West Bancorp Inc.	330	12,184
Fifth Third Bancorp	3,049	131,046
First BanCorp (Puerto Rico)	254	10,731
First Horizon National Corp. (1)	709	28,920
First Midwest Bancorp Inc.	286	9,289
First Republic Bank	153	4,953
FirstMerit Corp.	530	14,183
Fremont General Corp. (1)	388	8,532
Gold Bancorp Inc.	241	3,381
Greater Bay Bancorp	325	7,933
Hibernia Corp. Class A	894	28,617
Hudson United Bancorp	284	10,011
Huntington Bancshares Inc.	1,337	31,954
Investors Financial Services Corp. (1)	418	20,444
Irwin Financial Corp. (1)	170	3,913
KeyCorp	2,373	77,004
M&T Bank Corp. (1)	573	58,480
Marshall & Ilsley Corp.	1,208	50,434
Mellon Financial Corp.	2,474	70,608
Mercantile Bankshares Corp.	453	23,040
Nara Bancorp Inc. (1)	138	1,939

National City Corp.	3,482	116,647
North Fork Bancorp Inc.	2,749	76,257
Northern Trust Corp.	1,183	51,390
PNC Financial Services Group	1,652	85,045
PrivateBancorp Inc. (1)	122	3,832
Provident Bankshares Corp.	205	6,757
Regions Financial Corp.	2,717	88,031
Republic Bancorp Inc. (1)	431	5,836
Riggs National Corp.	198	3,780
Silicon Valley Bancshares (1) (2)	222	9,781
South Financial Group Inc. (The)	449	13,712
Southwest Bancorp of Texas Inc.	432	7,927
State Street Corp.	1,950	85,254
Sterling Bancshares Inc. (1)	270	3,834
SunTrust Banks Inc.	1,989	143,347
Susquehanna Bancshares Inc.	285	6,948
Synovus Financial Corp.	1,807	50,343
TCF Financial Corp.	724	19,657
TrustCo Bank Corp. NY (1)	452	5,193
U.S. Bancorp	10,898	314,080
UCBH Holdings Inc. (1)	286	11,411
Umpqua Holdings Corp.	272	6,351
United Bancshares Inc.	267	8,848
Wachovia Corp. (1)	9,371	477,078
Wells Fargo & Co.	10,018	599,076
Westamerica Bancorp	199	10,302
Whitney Holding Corp.	258	11,484
Wilmington Trust Corp.	423	14,847
Wintrust Financial Corp.	134	6,310
Zions Bancorporation	520	35,890

		4,472,047

BEVERAGES—2.03%
Anheuser-Busch Companies Inc.	4,565	216,335
Brown-Forman Corp. Class B (1)	519	28,415
Coca-Cola Co. (The)	13,385	557,753
Coca-Cola Enterprises Inc.	2,046	41,984
Constellation Brands Inc. (2)	593	31,352
Molson Coors Brewing Co. Class B	477	36,810
Pepsi Bottling Group Inc.	1,141	31,777
PepsiAmericas Inc.	594	13,460
PepsiCo Inc.	9,916	525,845

		1,483,731

BIOTECHNOLOGY—1.04%
Amgen Inc. (2)	7,371	429,066
ArQule Inc. (2)	198	933
Biogen Idec Inc. (2)	1,948	67,225
Cambrex Corp.	155	3,301
Charles River Laboratories International Inc. (2)	407	19,145
Chiron Corp. (2)	851	29,836
CryoLife Inc. (1) (2)	134	829
Enzo Biochem Inc. (1) (2)	210	3,028
Genzyme Corp. (2)	1,449	82,941
Integra LifeSciences Holdings Corp. (1) (2)	182	6,410
Invitrogen Corp. (1) (2)	318	22,006
Martek Biosciences Corp. (2)	193	11,231
MedImmune Inc. (2)	1,438	34,239
Millennium Pharmaceuticals Inc. (2)	1,922	16,183
Millipore Corp. (1) (2)	310	13,454
Protein Design Labs Inc. (1) (2)	588	9,402
Regeneron Pharmaceuticals Inc. (2)	331	1,691
Savient Pharmaceuticals Inc. (1) (2)	418	1,149
Vertex Pharmaceuticals Inc. (2)	490	4,586

		756,655

BUILDING MATERIALS—0.33%
American Standard Companies Inc.	1,047	48,665
Apogee Enterprises Inc.	182	2,599
ElkCorp	120	4,615
Florida Rock Industries Inc. (1)	209	12,293
Lennox International Inc. (1)	370	8,110
Martin Marietta Materials Inc. (1)	266	14,875
Masco Corp.	2,620	90,835
Simpson Manufacturing Co. Inc.	228	7,045
Texas Industries Inc.	134	7,202
Universal Forest Products Inc.	108	4,196

Vulcan Materials Co.	595	33,814
York International Corp. (1)	256	10,030

		244,279

CHEMICALS—1.82%
Air Products & Chemicals Inc. (1)	1,331	84,239
Airgas Inc.	385	9,198
Albemarle Corp.	297	10,799
Arch Chemicals Inc.	150	4,270
Ashland Inc.	381	25,706
Cabot Corp.	389	13,004
Cabot Microelectronics Corp. (1) (2)	151	4,738
Crompton Corp.	703	10,264
Cytec Industries Inc. (1)	275	14,919
Dow Chemical Co. (The)	5,607	279,509
Du Pont (E.I.) de Nemours and Co.	5,862	300,369
Eastman Chemical Co.	448	26,432
Ecolab Inc.	1,281	42,337
Engelhard Corp. (1)	761	22,853
Ferro Corp.	255	4,799
FMC Corp. (2)	227	12,133
Fuller (H.B.) Co.	175	5,075
Georgia Gulf Corp.	208	9,564
Great Lakes Chemical Corp.	314	10,086
Hercules Inc. (2)	689	9,984
International Flavors & Fragrances Inc.	505	19,947
Lubrizol Corp.	415	16,866
Lyondell Chemical Co.	1,259	35,151
MacDermid Inc.	184	5,980
Minerals Technologies Inc.	131	8,617
Olin Corp.	446	9,946
OM Group Inc. (2)	175	5,323
OMNOVA Solutions Inc. (2)	225	1,208
Penford Corp.	64	1,040
PolyOne Corp. (2)	555	4,928
PPG Industries Inc.	1,011	72,307
Praxair Inc. (1)	1,888	90,360
Quaker Chemical Corp.	64	1,315
Rohm & Haas Co.	1,132	54,336
RPM International Inc.	734	13,418
Schulman (A.) Inc.	183	3,188
Sensient Technologies Corp. (1)	286	6,166
Sherwin-Williams Co. (The)	731	32,157
Sigma-Aldrich Corp. (1)	395	24,194
Valspar Corp. (The)	325	15,125
Wellman Inc.	214	3,094

		1,324,944

COAL—0.09%
Arch Coal Inc.	392	16,860
Massey Energy Co. (1)	479	19,179
Peabody Energy Corp.	678	31,432

		67,471

COMMERCIAL SERVICES—1.24%
Aaron Rents Inc.	303	6,060
ABM Industries Inc.	297	5,711
ADESA Inc.	566	13,222
Administaff Inc. (1)	148	2,161
Alliance Data Systems Corp. (1) (2)	373	15,069
Apollo Group Inc. Class A (2)	967	71,616
Arbitron Inc.	191	8,194
Banta Corp.	152	6,506
Block (H & R) Inc. (1)	960	48,557
Bowne & Co. Inc.	236	3,549
Career Education Corp. (2)	585	20,042
CDI Corp.	117	2,589
Cendant Corp.	6,186	127,060
Central Parking Corp.	220	3,780
Chemed Corp.	76	5,812
ChoicePoint Inc. (2)	556	22,301
Coinstar Inc. (2)	150	3,180
Consolidated Graphics Inc. (2)	80	4,208
Convergys Corp. (2)	896	13,377
Corinthian Colleges Inc. (1) (2)	556	8,740
CPI Corp.	48	725
Cross Country Healthcare Inc. (2)	193	3,235

Deluxe Corp. (1)	316	12,596
DeVry Inc. (1) (2)	432	8,173
Donnelley (R.R.) & Sons Co. (1)	1,248	39,462
Education Management Corp. (2)	379	10,593
Equifax Inc.	774	23,754
Gartner Inc. Class A (1) (2)	433	4,144
Heidrick & Struggles International Inc. (2)	117	4,302
Hooper Holmes Inc.	377	1,440
Insurance Auto Auctions Inc. (2)	64	1,782
ITT Educational Services Inc. (1) (2)	288	13,968
Kelly Services Inc. Class A	139	4,002
Korn/Ferry International (2)	237	4,510
Labor Ready Inc. (1) (2)	253	4,718
Laureate Education Inc. (1) (2)	301	12,880
Manpower Inc.	515	22,413
MAXIMUS Inc.	132	4,421
McKesson Corp.	1,722	65,005
Midas Inc. (1) (2)	102	2,329
MoneyGram International Inc.	552	10,427
Moody’s Corp.	800	64,688
MPS Group Inc. (2)	628	6,600
NCO Group Inc. (1) (2)	195	3,812
On Assignment Inc. (2)	182	928
PAREXEL International Corp. (2)	154	3,619
Paychex Inc.	2,076	68,134
Pharmaceutical Product Development Inc. (2)	297	14,390
Pre-Paid Legal Services Inc. (1)	92	3,113
PRG-Schultz International Inc. (2)	358	1,794
Quanta Services Inc. (2)	710	5,417
Rent-A-Center Inc. (2)	389	10,624
Rewards Network Inc. (2)	166	691
Robert Half International Inc. (1)	924	24,911
Rollins Inc.	254	4,724
SFBC International Inc. (1) (2)	89	3,136
Sotheby’s Holdings Inc. Class A (2)	238	4,036
SOURCECORP Inc. (2)	90	1,813
Spherion Corp. (2)	361	2,704
StarTek Inc. (1)	87	1,462
United Rentals Inc. (2)	478	9,660
Valassis Communications Inc. (2)	326	11,397
Vertrue Inc. (1) (2)	64	2,268
Viad Corp.	134	3,605
Volt Information Sciences Inc. (2)	102	2,463
Watson Wyatt & Co. Holdings (1)	197	5,358

		907,960

COMPUTERS—4.06%
Affiliated Computer Services Inc. Class A (2)	734	39,078
Agilysys Inc.	193	3,794
Apple Computer Inc. (2)	4,800	200,016
BISYS Group Inc. (The) (1) (2)	740	11,603
Brooktrout Inc. (2)	86	967
CACI International Inc. Class A (2)	181	9,997
Cadence Design Systems Inc. (2)	1,548	23,143
Carreker Corp. (2)	166	931
Catapult Communications Corp. (2)	86	1,836
Ceridian Corp. (1) (2)	934	15,925
CIBER Inc. (1) (2)	374	2,719
Cognizant Technology Solutions Corp. (2)	769	35,528
Computer Sciences Corp. (2)	1,111	50,939
Dell Inc. (2)	14,528	558,166
Diebold Inc.	410	22,489
DST Systems Inc. (2)	432	19,950
Electronic Data Systems Corp.	3,018	62,382
EMC Corp. (2)	14,121	173,971
FactSet Research Systems Inc.	208	6,866
Gateway Inc. (1) (2)	1,595	6,428
Henry (Jack) & Associates Inc.	443	7,970
Hewlett-Packard Co.	17,030	373,638
Hutchinson Technology Inc. (1) (2)	160	5,565
Imation Corp.	208	7,228
International Business Machines Corp.	9,639	880,812
Kronos Inc. (1) (2)	193	9,864
Lexmark International Inc. (1) (2)	738	59,018
Manhattan Associates Inc. (2)	181	3,687
McDATA Corp. Class A (2)	710	2,677
Mentor Graphics Corp. (2)	482	6,603

Mercury Computer Systems Inc. (1) (2)	125	3,448
MICROS Systems Inc. (2)	232	8,517
MTS Systems Corp.	131	3,803
National Instruments Corp. (1)	369	9,981
NCR Corp. (2)	1,080	36,439
Network Appliance Inc. (2)	2,133	58,999
NYFIX Inc. (1) (2)	214	1,151
Phoenix Technologies Ltd. (2)	166	1,580
Radiant Systems Inc. (2)	139	1,362
RadiSys Corp. (1) (2)	110	1,558
Reynolds & Reynolds Co. (The) Class A	319	8,632
SanDisk Corp. (2)	936	26,021
Storage Technology Corp. (2)	661	20,359
Sun Microsystems Inc. (2)	19,742	79,758
SunGard Data Systems Inc. (2)	1,681	57,995
Synaptics Inc. (1) (2)	154	3,573
Synopsys Inc. (1) (2)	818	14,806
TALX Corp.	118	2,143
Unisys Corp. (2)	2,113	14,918

		2,958,833

COSMETICS & PERSONAL CARE—2.16%
Alberto-Culver Co.	485	23,212
Avon Products Inc.	2,763	118,643
Colgate-Palmolive Co.	3,084	160,892
Gillette Co. (The)	5,829	294,248
Kimberly-Clark Corp.	2,826	185,753
Procter & Gamble Co.	14,896	789,488

		1,572,236

DISTRIBUTION & WHOLESALE—0.26%
Advanced Marketing Services Inc. (1) (2)	134	804
Bell Microproducts Inc. (1) (2)	182	1,361
Building Materials Holdings Corp.	80	3,558
CDW Corp.	424	24,032
Fastenal Co. (1)	391	21,626
Genuine Parts Co.	1,014	44,099
Grainger (W.W.) Inc.	481	29,952
Hughes Supply Inc.	407	12,108
Owens & Minor Inc.	241	6,543
ScanSource Inc. (2)	76	3,939
SCP Pool Corp. (1)	330	10,514
Tech Data Corp. (2)	364	13,490
United Stationers Inc. (2)	206	9,322
Watsco Inc. (1)	163	6,862

		188,210

DIVERSIFIED FINANCIAL SERVICES—7.21%
American Express Co.	6,900	354,453
AmeriCredit Corp. (2)	867	20,322
Bear Stearns Companies Inc. (The)	661	66,034
Capital One Financial Corp.	1,448	108,267
CIT Group Inc.	1,225	46,550
Citigroup Inc.	30,837	1,385,815
Countrywide Financial Corp.	3,400	110,364
E*TRADE Financial Corp. (2)	2,129	25,548
Eaton Vance Corp.	842	19,736
Edwards (A.G.) Inc.	433	19,398
Federal Home Loan Mortgage Corp.	4,044	255,581
Federal National Mortgage Association	5,692	309,929
Federated Investors Inc. Class B	537	15,202
Financial Federal Corp. (1)	105	3,714
Franklin Resources Inc.	1,156	79,359
Goldman Sachs Group Inc.	2,639	290,264
IndyMac Bancorp Inc.	385	13,090
Investment Technology Group Inc. (2)	254	4,445
Janus Capital Group Inc. (1)	1,484	20,702
Jefferies Group Inc.	285	10,739
JP Morgan Chase & Co.	20,986	726,116
LaBranche & Co. Inc. (2)	357	3,320
Legg Mason Inc.	632	49,384
Lehman Brothers Holdings Inc.	1,619	152,445
MBNA Corp.	7,502	184,174
Merrill Lynch & Co. Inc.	5,474	309,828
Morgan Stanley	6,545	374,701
Piper Jaffray Companies Inc. (2)	121	4,427
Providian Financial Corp. (2)	1,689	28,983

Raymond James Financial Inc. (1)	370	11,211
Schwab (Charles) Corp. (The)	6,699	70,406
SLM Corp.	2,520	125,597
SWS Group Inc.	102	1,635
T. Rowe Price Group Inc.	718	42,635
Waddell & Reed Financial Inc. Class A	510	10,067
World Acceptance Corp. (2)	110	2,807

		5,257,248

ELECTRIC—3.10%
AES Corp. (The) (2)	3,782	61,949
Allegheny Energy Inc. (1) (2)	851	17,582
ALLETE Inc.	180	7,533
Alliant Energy Corp.	724	19,389
Ameren Corp. (1)	1,137	55,724
American Electric Power Co. Inc.	2,239	76,260
Aquila Inc. (2)	1,473	5,642
Avista Corp.	296	5,180
Black Hills Corp.	197	6,515
Calpine Corp. (1) (2)	3,290	9,212
CenterPoint Energy Inc. (1)	1,647	19,813
Central Vermont Public Service Corp.	71	1,596
CH Energy Group Inc.	94	4,296
Cinergy Corp.	1,111	45,018
Cleco Corp.	298	6,347
CMS Energy Corp. (1) (2)	1,230	16,039
Consolidated Edison Inc. (1)	1,413	59,600
Constellation Energy Group Inc.	1,029	53,199
Dominion Resources Inc.	1,998	148,711
DPL Inc.	795	19,875
DTE Energy Co. (1)	1,010	45,935
Duke Energy Corp.	5,503	154,139
Duquesne Light Holdings Inc. (1)	470	8,422
Edison International (1)	1,900	65,968
El Paso Electric Co. (2)	287	5,453
Energy East Corp.	839	21,999
Entergy Corp.	1,246	88,042
Exelon Corp.	3,903	179,109
FirstEnergy Corp.	1,927	80,838
FPL Group Inc.	2,288	91,863
Great Plains Energy Inc.	468	14,311
Green Mountain Power Corp.	32	938
Hawaiian Electric Industries Inc. (1)	497	12,683
IDACORP Inc. (1)	256	7,263
MDU Resources Group Inc.	740	20,439
NiSource Inc. (1)	1,568	35,735
Northeast Utilities	810	15,609
NSTAR	333	18,082
OGE Energy Corp. (1)	559	15,065
Pepco Holdings Inc.	1,075	22,564
PG&E Corp.	2,106	71,815
Pinnacle West Capital Corp.	524	22,275
PNM Resources Inc.	373	9,952
PPL Corp.	1,102	59,497
Progress Energy Inc.	1,440	60,408
Public Service Enterprise Group Inc. (1)	1,392	75,711
Puget Energy Inc.	616	13,577
SCANA Corp.	647	24,728
Sierra Pacific Resources Corp. (1) (2)	719	7,729
Southern Co. (The)	4,356	138,651
TECO Energy Inc.	1,257	19,710
TXU Corp. (1)	1,407	112,039
UIL Holdings Corp. (1)	89	4,508
UniSource Energy Corp.	209	6,473
Westar Energy Inc.	528	11,426
Wisconsin Energy Corp.	670	23,785
WPS Resources Corp. (1)	229	12,119
Xcel Energy Inc. (1)	2,323	39,909

		2,258,249

ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
Advanced Energy Industries Inc. (2)	184	1,779
American Power Conversion Corp. (1)	1,032	26,946
AMETEK Inc.	432	17,388
Artesyn Technologies Inc. (1) (2)	229	1,995
Belden CDT Inc. (1)	286	6,352

C&D Technologies Inc.	150	1,508
Emerson Electric Co.	2,461	159,793
Energizer Holdings Inc. (2)	405	24,219
Hubbell Inc. Class B	385	19,674
Intermagnetics General Corp. (2)	153	3,724
Littelfuse Inc. (2)	135	3,868
Magnetek Inc. (2)	198	1,055
Molex Inc.	963	25,385
Rayovac Corp. (2)	270	11,232
Vicor Corp.	251	2,620
Wilson Greatbatch Technologies Inc. (1) (2)	125	2,280

		309,818

ELECTRONICS—0.78%
Agilent Technologies Inc. (2)	2,517	55,877
Amphenol Corp. Class A	556	20,594
Analogic Corp.	80	3,460
Applera Corp. - Applied Biosystems Group	1,216	24,004
Arrow Electronics Inc. (1) (2)	730	18,506
Avnet Inc. (2)	761	14,018
Bei Technologies Inc.	88	2,109
Bel Fuse Inc. Class B	64	1,939
Benchmark Electronics Inc. (2)	254	8,085
Brady Corp. Class A	298	9,640
Checkpoint Systems Inc. (2)	236	3,984
Coherent Inc. (2)	184	6,212
CTS Corp.	212	2,756
Cubic Corp. (1)	162	3,068
Cymer Inc. (2)	226	6,050
Daktronics Inc. (1) (2)	110	2,382
Dionex Corp. (2)	130	7,085
Electro Scientific Industries Inc. (2)	169	3,277
FEI Co. (1) (2)	199	4,607
Fisher Scientific International Inc. (2)	680	38,706
FLIR Systems Inc. (1) (2)	428	12,968
Gentex Corp. (1)	490	15,631
Itron Inc. (1) (2)	134	3,972
Jabil Circuit Inc. (2)	1,057	30,146
Keithley Instruments Inc.	102	1,645
KEMET Corp. (2)	523	4,053
Meade Instruments Corp. (2)	134	390
Methode Electronics Inc.	211	2,555
Park Electrochemical Corp.	118	2,391
Parker Hannifin Corp.	698	42,522
Paxar Corp. (2)	241	5,143
PerkinElmer Inc.	807	16,648
Photon Dynamics Inc. (1) (2)	100	1,906
Planar Systems Inc. (1) (2)	102	920
Plexus Corp. (1) (2)	257	2,958
Rogers Corp. (2)	103	4,120
Sanmina-SCI Corp. (2)	3,236	16,892
SBS Technologies Inc. (2)	102	1,137
Solectron Corp. (2)	5,572	19,335
Sonic Solutions Inc. (2)	138	2,077
Symbol Technologies Inc.	1,513	21,923
Technitrol Inc. (2)	243	3,626
Tektronix Inc.	557	13,663
Thermo Electron Corp. (2)	917	23,191
Thomas & Betts Corp. (2)	363	11,725
Trimble Navigation Ltd. (2)	318	10,752
Varian Inc. (2)	212	8,033
Vishay Intertechnology Inc. (1) (2)	1,025	12,741
Waters Corp. (2)	698	24,981
Watts Water Technologies Inc. Class A	197	6,424
Woodward Governor Co.	71	5,091
X-Rite Inc.	120	1,805

		567,723

ENERGY - ALTERNATE SOURCES—0.01%
Headwaters Inc. (1) (2)	261	8,566

		8,566

ENGINEERING & CONSTRUCTION—0.12%
Dycom Industries Inc. (2)	299	6,874
EMCOR Group Inc. (1) (2)	91	4,261
Fluor Corp. (1)	525	29,101
Granite Construction Inc.	255	6,699

Insituform Technologies Inc. Class A (1) (2)	162	2,351
Jacobs Engineering Group Inc. (2)	356	18,484
Shaw Group Inc. (The) (1) (2)	402	8,764
URS Corp. (2)	268	7,705

		84,239

ENTERTAINMENT—0.15%
Argosy Gaming Co. (2)	181	8,312
GTECH Holdings Corp.	717	16,871
International Game Technology Inc.	2,008	53,533
International Speedway Corp. Class A	248	13,454
Macrovision Corp. (2)	304	6,928
Pinnacle Entertainment Inc. (2)	230	3,841
Shuffle Master Inc. (1) (2)	217	6,284

		109,223

ENVIRONMENTAL CONTROL—0.23%
Aleris International Inc. (2)	169	4,217
Allied Waste Industries Inc. (2)	1,505	11,002
Republic Services Inc. (1)	809	27,085
Stericycle Inc. (1) (2)	280	12,376
Tetra Tech Inc. (1) (2)	342	4,316
Waste Connections Inc. (2)	302	10,495
Waste Management Inc.	3,327	95,984

		165,475

FOOD—1.83%
Albertson’s Inc. (1)	2,135	44,088
American Italian Pasta Co. Class A (1)	118	3,233
Archer-Daniels-Midland Co.	3,645	89,594
Campbell Soup Co.	1,895	54,993
ConAgra Foods Inc.	3,013	81,411
Corn Products International Inc.	450	11,696
Dean Foods Co. (2)	858	29,429
Flowers Foods Inc.	271	7,645
General Mills Inc.	2,138	105,083
Great Atlantic & Pacific Tea Co. (1) (2)	225	3,353
Hain Celestial Group Inc. (1) (2)	236	4,399
Heinz (H.J.) Co.	2,044	75,301
Hershey Foods Corp.	1,278	77,268
Hormel Foods Corp.	597	18,573
J&J Snack Foods Corp.	55	2,576
Kellogg Co.	2,053	88,833
Kroger Co. (2)	4,272	68,480
Lance Inc.	178	2,860
McCormick & Co. Inc. NVS	781	26,890
Nash Finch Co.	75	2,849
Performance Food Group Co. (2)	286	7,916
Ralcorp Holdings Inc.	180	8,523
Ruddick Corp.	285	6,598
Safeway Inc. (2)	2,600	48,178
Sanderson Farms Inc.	121	5,228
Sara Lee Corp.	4,621	102,401
Smithfield Foods Inc. (2)	569	17,952
Smucker (J.M.) Co. (The) (1)	365	18,360
SUPERVALU Inc.	776	25,880
Sysco Corp.	3,734	133,677
Tootsie Roll Industries Inc. (1)	229	6,858
Tyson Foods Inc. Class A	1,750	29,190
United Natural Foods Inc. (2)	243	6,957
Whole Foods Market Inc.	390	39,831
Wrigley (William Jr.) Co.	1,142	74,881

		1,330,984

FOREST PRODUCTS & PAPER—0.54%
Bowater Inc.	349	13,147
Buckeye Technologies Inc. (2)	222	2,398
Caraustar Industries Inc. (2)	168	2,167
Deltic Timber Corp.	74	2,893
Georgia-Pacific Corp.	1,512	53,661
Glatfelter Co.	266	3,924
International Paper Co.	2,872	105,661
Longview Fibre Co.	312	5,853
Louisiana-Pacific Corp.	692	17,397
MeadWestvaco Corp.	1,174	37,357
Neenah Paper Inc.	92	3,093
Pope & Talbot Inc.	102	1,793

Potlatch Corp. (1)	182	8,567
Rock-Tenn Co. Class A	212	2,820
Schweitzer-Mauduit International Inc.	89	2,986
Temple-Inland Inc.	350	25,393
Wausau-Mosinee Paper Corp. (1)	314	4,440
Weyerhaeuser Co.	1,421	97,339

		390,889

GAS—0.36%
AGL Resources Inc.	464	16,208
Atmos Energy Corp.	470	12,690
Cascade Natural Gas Corp.	62	1,238
Energen Corp.	226	15,052
KeySpan Corp.	930	36,242
Laclede Group Inc. (The)	134	3,913
New Jersey Resources Corp.	169	7,357
Nicor Inc. (1)	271	10,051
Northwest Natural Gas Co.	166	6,004
ONEOK Inc. (1)	644	19,848
Peoples Energy Corp.	230	9,642
Piedmont Natural Gas Co. (1)	483	11,128
Sempra Energy	1,386	55,218
Southern Union Co. (2)	545	13,685
Southwest Gas Corp. (1)	221	5,339
UGI Corp. (1)	320	14,534
Vectren Corp. (1)	480	12,787
WGL Holdings Inc. (1)	299	9,257

		260,193

HAND & MACHINE TOOLS—0.12%
Baldor Electric Co.	199	5,136
Black & Decker Corp.	464	36,651
Kennametal Inc.	236	11,208
Milacron Inc. (1) (2)	236	720
Regal-Beloit Corp. (1)	199	5,729
Snap-On Inc.	360	11,444
Stanley Works (The)	428	19,376

		90,264

HEALTH CARE-PRODUCTS—3.90%
Advanced Medical Optics Inc. (1) (2)	226	8,183
American Medical Systems Holdings Inc. (2)	416	7,147
ArthroCare Corp. (1) (2)	150	4,275
Bard (C.R.) Inc.	607	41,325
Bausch & Lomb Inc.	334	24,482
Baxter International Inc.	3,632	123,415
Beckman Coulter Inc.	380	25,251
Becton, Dickinson & Co.	1,479	86,403
BioLase Technology Inc. (1)	166	1,411
Biomet Inc.	1,471	53,397
Biosite Inc. (2)	102	5,307
Boston Scientific Corp. (2)	4,456	130,516
CONMED Corp. (2)	181	5,452
Cooper Companies Inc.	243	17,715
Cyberonics Inc. (2)	140	6,184
Cytyc Corp. (2)	703	16,176
Datascope Corp.	89	2,722
DENTSPLY International Inc.	434	23,614
Diagnostic Products Corp.	180	8,694
DJ Orthopedics Inc. (2)	125	3,131
Edwards Lifesciences Corp. (1) (2)	374	16,164
Gen-Probe Inc. (2)	310	13,814
Guidant Corp.	1,892	139,819
Haemonetics Corp. (2)	154	6,493
Henry Schein Inc. (2)	542	19,425
Hillenbrand Industries Inc.	334	18,527
Hologic Inc. (2)	134	4,271
ICU Medical Inc. (1) (2)	78	2,769
IDEXX Laboratories Inc. (2)	212	11,482
Immucor Inc. (2)	273	8,242
INAMED Corp. (2)	225	15,723
Invacare Corp.	193	8,614
Johnson & Johnson	17,551	1,178,725
Kensey Nash Corp. (1) (2)	65	1,760
LCA-Vision Inc.	120	3,996
Medtronic Inc.	7,115	362,509
Mentor Corp.	187	6,003

Merit Medical Systems Inc. (1) (2)	154	1,846
Osteotech Inc. (2)	118	448
Patterson Companies Inc. (2)	796	39,760
PolyMedica Corp.	167	5,304
Possis Medical Inc. (2)	118	988
ResMed Inc. (1) (2)	209	11,788
Respironics Inc. (2)	223	12,994
St. Jude Medical Inc. (2)	2,109	75,924
Steris Corp. (1) (2)	424	10,706
Stryker Corp.	2,194	97,874
SurModics Inc. (2)	105	3,351
Sybron Dental Specialties Inc. (2)	239	8,580
TECHNE Corp. (2)	255	10,246
Varian Medical Systems Inc. (2)	768	26,327
Viasys Healthcare Inc. (2)	184	3,511
VISX Inc. (2)	303	7,102
Vital Sign Inc.	86	3,431
Zimmer Holdings Inc. (1) (2)	1,445	112,435

		2,845,751

HEALTH CARE-SERVICES—1.88%
Aetna Inc.	1,725	129,289
Amedisys Inc. (2)	91	2,753
American Healthways Inc. (1) (2)	200	6,604
AMERIGROUP Corp. (2)	306	11,187
AmSurg Corp. (1) (2)	178	4,503
Apria Healthcare Group Inc. (2)	304	9,758
Centene Corp. (2)	252	7,557
Community Health Systems Inc. (2)	372	12,987
Covance Inc. (2)	392	18,663
Coventry Health Care Inc. (2)	616	41,974
Gentiva Health Services Inc. (2)	139	2,249
HCA Inc. (1)	2,412	129,211
Health Management Associates Inc. Class A (1)	1,411	36,940
Health Net Inc. (2)	633	20,705
Humana Inc. (2)	926	29,576
LabOne Inc. (2)	103	3,551
Laboratory Corp. of America Holdings (2)	781	37,644
LifePoint Hospitals Inc. (1) (2)	238	10,434
Lincare Holdings Inc. (2)	575	25,432
Manor Care Inc.	542	19,707
OCA Inc. (1) (2)	284	1,207
Odyssey Healthcare Inc. (2)	220	2,587
PacifiCare Health Systems Inc. (2)	523	29,769
Pediatrix Medical Group Inc. (2)	140	9,603
Province Healthcare Co. (2)	303	7,299
Quest Diagnostics Inc. (1)	531	55,824
RehabCare Group Inc. (2)	95	2,727
Renal Care Group Inc. (2)	423	16,049
Sierra Health Services Inc. (1) (2)	163	10,406
Sunrise Senior Living Inc. (2)	123	5,978
Tenet Healthcare Corp. (2)	2,698	31,108
Triad Hospitals Inc. (1) (2)	478	23,948
United Surgical Partners International Inc. (2)	182	8,330
UnitedHealth Group Inc.	3,773	359,869
Universal Health Services Inc. Class B	365	19,126
WellPoint Inc. (2)	1,792	224,627

		1,369,181

HOLDING COMPANIES - DIVERSIFIED—0.02%
Leucadia National Corp.	538	18,480

		18,480

HOME BUILDERS—0.51%
Centex Corp.	734	42,036
Champion Enterprises Inc. (1) (2)	461	4,333
Coachmen Industries Inc.	102	1,387
D.R. Horton Inc.	1,705	49,854
Fleetwood Enterprises Inc. (1) (2)	358	3,115
Hovnanian Enterprises Inc. Class A (1) (2)	272	13,872
KB Home	240	28,190
Lennar Corp. Class A	838	47,498
M.D.C. Holdings Inc.	213	14,835
Meritage Homes Corp. (2)	125	7,365
Monaco Coach Corp. (1)	177	2,859
NVR Inc. (1) (2)	33	25,905
Pulte Homes Inc. (1)	689	50,731

Ryland Group Inc.	299	18,544
Skyline Corp.	48	1,848
Standard-Pacific Corp.	210	15,160
Thor Industries Inc. (1)	250	7,478
Toll Brothers Inc. (2)	355	27,992
Winnebago Industries Inc. (1)	207	6,541

		369,543

HOME FURNISHINGS—0.16%
Applica Inc. (2)	166	840
Bassett Furniture Industries Inc.	64	1,261
Ethan Allen Interiors Inc. (1)	222	7,104
Fedders Corp.	214	595
Furniture Brands International Inc. (1)	329	7,175
Harman International Industries Inc.	372	32,907
La-Z-Boy Inc. (1)	315	4,388
Leggett & Platt Inc.	1,102	31,826
Maytag Corp. (1)	493	6,887
Whirlpool Corp.	384	26,008

		118,991

HOUSEHOLD PRODUCTS & WARES—0.32%
American Greetings Corp. Class A (1)	422	10,753
Avery Dennison Corp.	588	36,415
Blyth Inc.	186	5,922
Church & Dwight Co. Inc. (1)	386	13,691
Clorox Co. (1)	893	56,250
Fortune Brands Inc.	846	68,213
Fossil Inc. (2)	305	7,907
Harland (John H.) Co.	168	5,772
Russ Berrie & Co. Inc.	122	2,336
Scotts Miracle-Gro Co. (The) Class A (2)	153	10,745
Standard Register Co. (The)	166	2,092
Tupperware Corp. (1)	359	7,309
WD-40 Co.	100	3,249

		230,654

HOUSEWARES—0.07%
Enesco Group Inc. (2)	102	678
Libbey Inc.	78	1,638
National Presto Industries Inc.	41	1,652
Newell Rubbermaid Inc. (1)	1,588	34,841
Toro Co.	120	10,620

		49,429

INSURANCE—4.37%
ACE Ltd.	1,659	68,467
AFLAC Inc.	2,940	109,544
Allmerica Financial Corp. (2)	329	11,828
Allstate Corp. (The)	3,990	215,699
Ambac Financial Group Inc.	632	47,242
American Financial Group Inc.	322	9,918
American International Group Inc.	15,377	852,040
AmerUs Group Co. (1)	241	11,387
AON Corp.	1,835	41,911
Berkley (W.R.) Corp.	453	22,469
Brown & Brown Inc. (1)	353	16,270
Chubb Corp.	1,120	88,782
CIGNA Corp.	767	68,493
Cincinnati Financial Corp.	921	40,165
Delphi Financial Group Inc. Class A	195	8,385
Everest Re Group Ltd.	323	27,491
Fidelity National Financial Inc.	1,012	33,335
First American Corp.	459	15,119
Gallagher (Arthur J.) & Co. (1)	582	16,762
Hartford Financial Services Group Inc.	1,733	118,814
HCC Insurance Holdings Inc.	425	15,368
Hilb, Rogal & Hobbs Co. (1)	222	7,948
Horace Mann Educators Corp. (1)	258	4,577
Infinity Property & Casualty Corp.	131	4,095
Jefferson-Pilot Corp.	791	38,799
LandAmerica Financial Group Inc.	108	5,403
Lincoln National Corp.	1,013	45,727
Loews Corp.	931	68,466
Marsh & McLennan Companies Inc. (1)	3,095	94,150
MBIA Inc.	818	42,765
MetLife Inc.	4,302	168,208

MGIC Investment Corp.	560	34,535
Ohio Casualty Corp. (2)	378	8,686
Old Republic International Corp.	1,046	24,361
Philadelphia Consolidated Holding Corp. (2)	136	10,544
PMI Group Inc. (The)	537	20,411
Presidential Life Corp.	176	2,865
Principal Financial Group Inc.	1,748	67,281
ProAssurance Corp. (2)	179	7,071
Progressive Corp. (The)	1,172	107,543
Protective Life Corp.	436	17,135
Prudential Financial Inc.	3,076	176,562
Radian Group Inc.	507	24,204
RLI Corp.	153	6,342
SAFECO Corp.	735	35,802
SCPIE Holdings Inc. (2)	64	706
Selective Insurance Group Inc.	169	7,813
St. Paul Travelers Companies Inc.	3,927	144,239
StanCorp Financial Group Inc.	179	15,176
Stewart Information Services Corp.	118	4,427
Torchmark Corp.	624	32,573
UICI	282	6,839
Unitrin Inc.	326	14,800
UNUMProvident Corp. (1)	1,715	29,189
XL Capital Ltd. Class A	810	58,620
Zenith National Insurance Corp. (1)	118	6,119

		3,183,470

INTERNET—1.03%
Avocent Corp. (2)	310	7,955
CheckFree Corp. (1) (2)	478	19,483
Digital Insight Corp. (2)	213	3,493
eBay Inc. (2)	7,114	265,068
F5 Networks Inc. (2)	228	11,512
FindWhat.com (2)	180	1,867
Internet Security Systems Inc. (2)	289	5,289
j2 Global Communications Inc. (2)	145	4,975
Macromedia Inc. (1) (2)	448	15,008
McAfee Inc. (2)	915	20,642
Monster Worldwide Inc. (2)	748	20,981
Napster Inc. (1) (2)	198	1,289
PC-Tel Inc. (2)	134	986
RSA Security Inc. (1) (2)	440	6,974
Symantec Corp. (2)	4,149	88,498
Verity Inc. (2)	222	2,098
WebEx Communications Inc. (1) (2)	272	5,872
Websense Inc. (1) (2)	150	8,070
Yahoo! Inc. (2)	7,663	259,776

		749,836

IRON & STEEL—0.19%
Allegheny Technologies Inc. (1)	499	12,031
Carpenter Technology Corp.	151	8,971
Cleveland-Cliffs Inc. (1)	136	9,910
Material Sciences Corp. (2)	80	1,076
Nucor Corp. (1)	931	53,588
Reliance Steel & Aluminum Co.	199	7,962
Ryerson Tull Inc. (1)	166	2,103
Steel Dynamics Inc.	285	9,818
Steel Technologies Inc.	87	2,087
United States Steel Corp. (1)	660	33,561

		141,107

LEISURE TIME—0.48%
Arctic Cat Inc.	121	3,274
Bally Total Fitness Holding Corp. (2)	236	821
Brunswick Corp.	556	26,049
Callaway Golf Co. (1)	464	5,939
Carnival Corp.	3,092	160,197
Harley-Davidson Inc.	1,709	98,712
K2 Inc. (2)	283	3,891
Multimedia Games Inc. (1) (2)	165	1,280
Nautilus Inc. (1)	198	4,704
Pegasus Solutions Inc. (1) (2)	122	1,442
Polaris Industries Inc. (1)	269	18,892
Sabre Holdings Corp.	744	16,279
WMS Industries Inc. (1) (2)	185	5,210

		346,690

LODGING—0.47%
Aztar Corp. (2)	212	6,055
Boyd Gaming Corp. (1)	378	19,713
Caesars Entertainment Inc. (2)	1,815	35,919
Harrah’s Entertainment Inc.	702	45,335
Hilton Hotels Corp.	2,237	49,997
Mandalay Resort Group	388	27,350
Marcus Corp.	182	3,731
Marriott International Inc. Class A	1,174	78,494
Starwood Hotels & Resorts Worldwide Inc.	1,241	74,497

		341,091

MACHINERY—0.69%
AGCO Corp. (2)	570	10,403
Albany International Corp. Class A	194	5,991
Applied Industrial Technologies Inc.	180	4,896
Astec Industries Inc. (2)	134	2,955
Briggs & Stratton Corp. (1)	326	11,870
Caterpillar Inc.	2,014	184,160
Cognex Corp.	295	7,340
Cummins Inc. (1)	243	17,095
Deere & Co. (1)	1,445	97,003
Flowserve Corp. (2)	341	8,822
Gardner Denver Inc. (2)	120	4,741
Gerber Scientific Inc. (2)	150	1,092
Graco Inc. (1)	435	17,557
IDEX Corp.	318	12,831
JLG Industries Inc. (1)	270	5,819
Lindsay Manufacturing Co. (1)	70	1,336
Manitowoc Co. Inc. (The)	182	7,351
Nordson Corp.	224	8,248
Robbins & Myers Inc. (1)	86	1,893
Rockwell Automation Inc.	1,019	57,716
Stewart & Stevenson Services Inc.	170	3,891
Tecumseh Products Co. Class A	115	4,555
Thomas Industries Inc.	106	4,202
Zebra Technologies Corp. Class A (2)	450	21,371

		503,138

MANUFACTURING—5.60%
Acuity Brands Inc.	259	6,993
AptarGroup Inc.	225	11,696
Barnes Group Inc. (1)	150	4,076
Brink’s Co. (The)	349	12,075
Carlisle Companies Inc.	196	13,675
Ceradyne Inc. (2)	151	3,378
CLARCOR Inc.	155	8,054
Cooper Industries Ltd.	537	38,406
Crane Co.	340	9,789
CUNO Inc. (2)	104	5,345
Danaher Corp.	1,609	85,937
Donaldson Co. Inc. (1)	432	13,945
Dover Corp.	1,183	44,706
Eastman Kodak Co. (1)	1,669	54,326
Eaton Corp.	891	58,271
Federal Signal Corp. (1)	290	4,399
General Electric Co.	62,532	2,254,904
Griffon Corp. (2)	178	3,811
Harsco Corp.	259	15,439
Honeywell International Inc.	4,996	185,901
Illinois Tool Works Inc.	1,612	144,322
Ingersoll-Rand Co. Class A	1,013	80,685
ITT Industries Inc.	536	48,369
Lancaster Colony Corp.	165	7,021
Lydall Inc. (2)	88	977
Myers Industries Inc.	222	3,132
Pall Corp.	779	21,126
Pentair Inc.	579	22,581
Roper Industries Inc.	266	17,423
Smith (A.O.) Corp.	179	5,168
SPX Corp. (1)	470	20,342
Standex International Corp.	73	1,993
Sturm Ruger & Co. Inc.	182	1,261
Teleflex Inc.	214	10,953
Textron Inc.	788	58,801
3M Co.	4,544	389,375

Tredegar Corp.	235	3,962
Trinity Industries Inc. (1)	295	8,310
Tyco International Ltd. (1)	11,844	400,327

		4,081,254

MEDIA—3.49%
Belo (A.H.) Corp. (1)	605	14,605
Clear Channel Communications Inc.	3,086	106,374
Comcast Corp. Class A (1) (2)	13,076	441,707
Dow Jones & Co. Inc. (1)	398	14,873
Emmis Communications Corp. (1) (2)	344	6,612
Entercom Communications Corp. (2)	241	8,560
4Kids Entertainment Inc. (1) (2)	76	1,680
Gannett Co. Inc.	1,472	116,406
Knight Ridder Inc. (1)	435	29,254
Lee Enterprises Inc.	285	12,369
McGraw-Hill Companies Inc. (The)	1,115	97,284
Media General Inc. Class A	147	9,092
Meredith Corp.	254	11,875
Nelson (Thomas) Inc.	87	2,058
New York Times Co. Class A (1)	840	30,727
News Corp. Class A	16,951	286,811
Readers Digest Association Inc. (The)	611	10,576
Scholastic Corp. (1) (2)	243	8,964
Time Warner Inc. (2)	27,161	476,676
Tribune Co. (1)	1,741	69,414
Univision Communications Inc. Class A (1) (2)	1,696	46,962
Viacom Inc. Class B	10,029	349,310
Walt Disney Co. (The)	12,041	345,938
Washington Post Co. (The) Class B	40	35,760
Westwood One Inc. (2)	487	9,910

		2,543,797

METAL FABRICATE & HARDWARE—0.13%
Castle (A.M.) & Co. (2)	87	1,096
Commercial Metals Co.	360	12,200
Kaydon Corp.	170	5,338
Lawson Products Inc.	57	2,668
Mueller Industries Inc.	223	6,277
Precision Castparts Corp.	381	29,341
Quanex Corp.	151	8,051
Timken Co. (The)	569	15,556
Valmont Industries Inc.	145	3,236
Wolverine Tube Inc. (2)	86	770
Worthington Industries Inc.	505	9,736

		94,269

MINING—0.52%
Alcoa Inc.	5,114	155,414
AMCOL International Corp.	177	3,321
Brush Engineered Materials Inc. (2)	118	2,246
Century Aluminum Co. (1) (2)	198	5,991
Freeport-McMoRan Copper & Gold Inc.	1,038	41,115
Newmont Mining Corp.	2,600	109,850
Phelps Dodge Corp.	563	57,274
RTI International Metals Inc. (2)	130	3,042

		378,253

OFFICE & BUSINESS EQUIPMENT—0.21%
Global Imaging Systems Inc. (1) (2)	150	5,319
Imagistics International Inc. (2)	100	3,493
Pitney Bowes Inc.	1,345	60,686
Xerox Corp. (2)	5,597	84,795

		154,293

OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	447	13,464
HNI Corp.	290	13,036
Interface Inc. Class A (2)	310	2,114

		28,614

OIL & GAS—7.21%
Amerada Hess Corp.	495	47,624
Anadarko Petroleum Corp.	1,387	105,551
Apache Corp.	1,913	117,133
Atwood Oceanics Inc. (2)	91	6,055
Burlington Resources Inc.	2,266	113,459

Cabot Oil & Gas Corp.	205	11,306
ChevronTexaco Corp.	12,428	724,677
Cimarex Energy Co. (2)	256	9,984
ConocoPhillips	4,114	443,654
Devon Energy Corp.	2,811	134,225
ENSCO International Inc.	873	32,877
EOG Resources Inc.	1,393	67,895
Exxon Mobil Corp.	37,672	2,245,251
Forest Oil Corp. (2)	308	12,474
Frontier Oil Corp.	163	5,910
Helmerich & Payne Inc. (1)	312	12,383
Kerr-McGee Corp.	953	74,648
Marathon Oil Corp.	2,030	95,248
Murphy Oil Corp.	508	50,155
Nabors Industries Ltd. (2)	823	48,672
Newfield Exploration Co. (2)	390	28,961
Noble Corp.	787	44,237
Noble Energy Inc.	338	22,991
Occidental Petroleum Corp.	2,331	165,897
Patina Oil & Gas Corp.	437	17,480
Patterson-UTI Energy Inc.	967	24,194
Penn Virginia Corp.	114	5,233
Petroleum Development Corp. (2)	101	3,807
Pioneer Natural Resources Co. (1)	837	35,757
Plains Exploration & Production Co. (2)	485	16,927
Pogo Producing Co.	361	17,776
Pride International Inc. (1) (2)	720	17,885
Remington Oil & Gas Corp. (2)	167	5,264
Rowan Companies Inc.	675	20,203
Southwestern Energy Co. (2)	224	12,714
Spinnaker Exploration Co. (2)	208	7,390
St. Mary Land & Exploration Co.	177	8,859
Stone Energy Corp. (2)	164	7,965
Sunoco Inc.	402	41,615
Swift Energy Co. (2)	169	4,806
Transocean Inc. (2)	1,879	96,693
Unit Corp. (2)	230	10,389
Unocal Corp.	1,583	97,655
Valero Energy Corp.	1,503	110,125
Vintage Petroleum Inc.	333	10,476
XTO Energy Inc.	2,026	66,534

		5,261,014

OIL & GAS SERVICES—1.08%
Baker Hughes Inc.	1,977	87,957
BJ Services Co. (1)	944	48,975
Cal Dive International Inc. (1) (2)	237	10,736
CARBO Ceramics Inc. (1)	100	7,015
Cooper Cameron Corp. (2)	306	17,506
Dril-Quip Inc. (2)	103	3,166
FMC Technologies Inc. (2)	432	14,334
Grant Prideco Inc. (2)	779	18,821
Halliburton Co.	2,957	127,890
Hanover Compressor Co. (1) (2)	498	6,011
Hydril Co. LP (2)	140	8,177
Input/Output Inc. (1) (2)	465	2,999
Lone Star Technologies Inc. (2)	178	7,019
Maverick Tube Corp. (2)	260	8,453
National Oilwell Varco Inc. (2)	975	45,548
Oceaneering International Inc. (2)	155	5,813
Schlumberger Ltd.	3,465	244,213
Seacor Holdings Inc. (1) (2)	110	7,013
Smith International Inc.	614	38,516
Tetra Technologies Inc. (2)	135	3,839
Tidewater Inc. (1)	380	14,767
Veritas DGC Inc. (2)	200	5,992
Weatherford International Ltd. (2)	802	46,468
W-H Energy Services Inc. (2)	166	3,972

		785,200

PACKAGING & CONTAINERS—0.17%
Ball Corp.	633	26,257
Bemis Co. Inc.	673	20,944
Chesapeake Corp.	117	2,459
Packaging Corporation of America	473	11,489
Pactiv Corp. (2)	932	21,762
Sealed Air Corp. (1) (2)	479	24,879
Sonoco Products Co.	617	17,800

		125,590

PHARMACEUTICALS—5.59%
Abbott Laboratories	9,172	427,599
Accredo Health Inc. (2)	300	13,323
Allergan Inc.	766	53,214
Alpharma Inc. Class A	319	3,930
AmerisourceBergen Corp.	644	36,895
Barr Pharmaceuticals Inc. (2)	531	25,929
Bradley Pharmaceuticals Inc. (1) (2)	106	1,013
Bristol-Myers Squibb Co.	11,489	292,510
Cardinal Health Inc.	2,544	141,955
Caremark Rx Inc. (2)	2,676	106,451
Cephalon Inc. (1) (2)	362	16,952
Connetics Corp. (1) (2)	221	5,589
Curative Health Services Inc. (2)	86	292
Express Scripts Inc. (1) (2)	440	38,364
Forest Laboratories Inc. (2)	2,053	75,858
Gilead Sciences Inc. (2)	2,533	90,681
Hospira Inc. (2)	899	29,011
IVAX Corp. (2)	1,266	25,029
King Pharmaceuticals Inc. (2)	1,519	12,623
Lilly (Eli) & Co.	6,662	347,090
Medco Health Solutions Inc. (2)	1,609	79,758
Medicis Pharmaceutical Corp. Class A (1)	343	10,283
Merck & Co. Inc.	12,991	420,519
MGI Pharma Inc. (2)	448	11,321
Mylan Laboratories Inc.	1,549	27,448
Nature’s Sunshine Products Inc.	102	1,751
NBTY Inc. (2)	333	8,355
Noven Pharmaceuticals Inc. (2)	150	2,544
Omnicare Inc.	595	21,093
Par Pharmaceutical Companies Inc. (2)	209	6,989
Perrigo Co. (1)	578	11,069
Pfizer Inc.	44,035	1,156,799
Priority Healthcare Corp. Class B (1) (2)	266	5,754
Schering-Plough Corp.	8,656	157,106
Sepracor Inc. (2)	608	34,905
Theragenics Corp. (2)	198	681
Valeant Pharmaceuticals International	588	13,242
VCA Antech Inc. (2)	506	10,236
Watson Pharmaceuticals Inc. (2)	624	19,176
Wyeth	7,857	331,408

		4,074,745

PIPELINES—0.32%
Dynegy Inc. Class A (2)	1,784	6,975
El Paso Corp.	3,726	39,421
Equitable Resources Inc.	348	19,989
Kinder Morgan Inc.	638	48,297
National Fuel Gas Co. (1)	437	12,494
Questar Corp.	488	28,914
Western Gas Resources Inc.	361	12,436
Williams Companies Inc.	3,324	62,524

		231,050

REAL ESTATE INVESTMENT TRUSTS—0.83%
AMB Property Corp.	522	19,732
Apartment Investment & Management Co. Class A	596	22,171
Archstone-Smith Trust	1,158	39,499
Capital Automotive (1)	271	8,976
Colonial Properties Trust (1)	167	6,414
Commercial Net Lease Realty Inc.	332	6,125
CRT Properties Inc.	218	4,748
Developers Diversified Realty Corp.	618	24,566
Entertainment Properties Trust	163	6,753
Equity Office Properties Trust	2,354	70,926
Equity Residential	1,645	52,985
Essex Property Trust Inc. (1)	146	10,089
Gables Residential Trust (1)	179	5,961
Glenborough Realty Trust Inc.	198	3,786
Highwoods Properties Inc.	330	8,851
Hospitality Properties Trust	355	14,335
Kilroy Realty Corp.	176	7,200
Lexington Corporate Properties Trust	297	6,516

Liberty Property Trust	538	21,009
Mack-Cali Realty Corp.	318	13,467
New Century Financial Corp.	284	13,297
New Plan Excel Realty Trust Inc. (1)	646	16,221
Parkway Properties Inc.	72	3,362
Plum Creek Timber Co. Inc.	1,064	37,985
ProLogis	1,066	39,549
Rayonier Inc.	310	15,354
Shurgard Storage Centers Inc. Class A	287	11,761
Simon Property Group Inc.	1,292	78,269
Sovran Self Storage Inc.	104	4,122
United Dominion Realty Trust Inc. (1)	835	17,426
Weingarten Realty Investors	478	16,496

		607,951

RETAIL—6.98%
Abercrombie & Fitch Co. Class A	501	28,677
Advance Auto Parts Inc. (2)	420	21,189
Aeropostale Inc. (2)	343	11,233
American Eagle Outfitters Inc.	757	22,369
AnnTaylor Stores Corp. (2)	448	11,464
Applebee’s International Inc.	511	14,083
AutoNation Inc. (2)	1,295	24,527
AutoZone Inc. (1) (2)	391	33,509
Barnes & Noble Inc. (2)	354	12,209
Bed Bath & Beyond Inc. (2)	1,765	64,493
Best Buy Co. Inc. (1)	1,746	94,301
Big Lots Inc. (1) (2)	702	8,438
BJ’s Wholesale Club Inc. (1) (2)	438	13,604
Bob Evans Farms Inc.	213	4,995
Borders Group Inc.	476	12,671
Brinker International Inc. (2)	543	19,667
Brown Shoe Co. Inc.	108	3,701
Burlington Coat Factory Warehouse Corp.	162	4,649
CarMax Inc. (2)	593	18,680
Casey’s General Store Inc. (1)	303	5,445
Cash America International Inc.	175	3,838
Cato Corp. Class A	123	3,967
CBRL Group Inc.	303	12,514
CEC Entertainment Inc. (2)	229	8,381
Cheesecake Factory (The) (1) (2)	491	17,406
Chico’s FAS Inc. (1) (2)	1,028	29,051
Children’s Place Retail Stores Inc. (The) (2)	108	5,157
Christopher & Banks Corp.	213	3,749
Circuit City Stores Inc.	1,211	19,437
Claire’s Stores Inc.	626	14,423
Copart Inc. (2)	444	10,461
Cost Plus Inc. (2)	133	3,575
Costco Wholesale Corp.	2,768	122,290
CVS Corp.	2,345	123,394
Darden Restaurants Inc.	846	25,955
Dillard’s Inc. Class A (1)	391	10,518
Dollar General Corp.	1,746	38,255
Dollar Tree Stores Inc. (2)	709	20,370
Dress Barn Inc. (2)	178	3,243
Electronics Boutique Holdings Corp. (1) (2)	88	3,781
Family Dollar Stores Inc.	966	29,328
Federated Department Stores Inc.	986	62,749
Finish Line Inc. (The)	286	6,621
Foot Locker Inc.	895	26,224
Fred’s Inc. (1)	237	4,069
GameStop Corp. Class B (2)	311	6,935
Gap Inc. (The)	4,308	94,087
Genesco Inc. (1) (2)	134	3,808
Goody’s Family Clothing Inc.	214	1,932
Group 1 Automotive Inc. (2)	150	3,945
Guitar Center Inc. (1) (2)	154	8,444
Hancock Fabrics Inc.	134	997
Haverty Furniture Companies Inc.	150	2,288
Hibbet Sporting Goods Inc. (2)	139	4,176
Home Depot Inc. (1)	12,977	496,240
Hot Topic Inc. (2)	282	6,162
IHOP Corp.	121	5,769
Insight Enterprises Inc. (2)	298	5,233
Jack in the Box Inc. (2)	226	8,385
Jill (J.) Group Inc. (The) (2)	134	1,844
Jo-Ann Stores Inc. (2)	136	3,820

Kohl’s Corp. (2)	1,907	98,458
Krispy Kreme Doughnuts Inc. (1) (2)	387	2,953
Landry’s Restaurants Inc. (1)	162	4,685
Limited Brands Inc.	2,223	54,019
Linens’n Things Inc. (2)	275	6,828
Lone Star Steakhouse & Saloon Inc.	121	3,498
Longs Drug Stores Corp.	229	7,836
Lowe’s Companies Inc.	4,542	259,303
May Department Stores Co. (The)	1,702	63,008
McDonald’s Corp.	7,475	232,772
Men’s Wearhouse Inc. (The) (1) (2)	227	9,582
Michaels Stores Inc.	775	28,133
Movie Gallery Inc. (1)	185	5,306
Neiman-Marcus Group Inc. Class A	281	25,714
99 Cents Only Stores (1) (2)	423	5,571
Nordstrom Inc.	730	40,427
O’Charley’s Inc. (2)	124	2,696
Office Depot Inc. (2)	1,814	40,235
OfficeMax Inc.	530	17,755
O’Reilly Automotive Inc. (1) (2)	297	14,710
Outback Steakhouse Inc. (1)	385	17,629
P.F. Chang’s China Bistro Inc. (1) (2)	161	9,628
Pacific Sunwear of California Inc. (2)	468	13,095
Panera Bread Co. Class A (1) (2)	184	10,402
Papa John’s International Inc. (1) (2)	102	3,541
Payless ShoeSource Inc. (2)	415	6,553
Penney (J.C.) Co. Inc. (Holding Co.)	1,669	86,654
Pep Boys-Manny, Moe & Jack Inc.	347	6,100
PETsMART Inc.	836	24,035
Pier 1 Imports Inc. (1)	543	9,899
RadioShack Corp.	906	22,197
Rare Hospitality International Inc. (1) (2)	209	6,454
Regis Corp.	273	11,174
Ross Stores Inc.	841	24,507
Ruby Tuesday Inc. (1)	401	9,740
Ryan’s Restaurant Group Inc. (2)	252	3,662
Saks Inc.	858	15,487
School Specialty Inc. (2)	147	5,757
Sears Holdings Corp. (2)	592	78,787
Select Comfort Corp. (1) (2)	236	4,824
ShopKo Stores Inc. (2)	177	3,933
Sonic Automotive Inc.	253	5,746
Sonic Corp. (2)	372	12,425
Stage Stores Inc. (1) (2)	107	4,108
Staples Inc.	2,897	91,053
Starbucks Corp. (2)	2,342	120,988
Steak n Shake Co. (The) (2)	165	3,193
Stein Mart Inc. (2)	256	5,760
Target Corp.	5,263	263,255
TBC Corp. (2)	134	3,733
Tiffany & Co. (1)	837	28,893
TJX Companies Inc.	2,812	69,260
Too Inc. (2)	210	5,181
Toys R Us Inc. (2)	1,242	31,994
Tractor Supply Co. (2)	236	10,301
Triarc Companies Inc. Class B (1)	390	5,394
Urban Outfitters Inc. (2)	369	17,701
Walgreen Co.	6,005	266,742
Wal-Mart Stores Inc.	19,999	1,002,150
Wendy’s International Inc.	655	25,571
Williams-Sonoma Inc. (2)	672	24,696
Yum! Brands Inc.	1,704	88,284
Zale Corp. (2)	319	9,481

		5,086,181

SAVINGS & LOANS—0.68%
Anchor BanCorp Wisconsin Inc.	137	3,851
Astoria Financial Corp.	579	14,649
BankAtlantic Bancorp Inc. Class A	364	6,334
BankUnited Financial Corp. Class A (1) (2)	182	4,889
Brookline Bancorp Inc. (1)	360	5,364
Commercial Federal Corp.	252	6,968
Dime Community Bancshares (1)	224	3,405
Downey Financial Corp.	129	7,937
FirstFed Financial Corp. (2)	101	5,152
Flagstar Bancorp Inc. (1)	240	4,692
Golden West Financial Corp.	1,653	100,007

Independence Community Bank Corp. (1)	446	17,394
MAF Bancorp Inc.	212	8,806
New York Community Bancorp Inc. (1)	1,401	25,442
Sovereign Bancorp Inc.	2,179	48,287
Sterling Financial Corp. (Washington) (2)	138	4,927
Washington Federal Inc. (1)	532	12,401
Washington Mutual Inc.	5,129	202,596
Webster Financial Corp.	333	15,122

		498,223

SEMICONDUCTORS—3.06%
Actel Corp. (2)	149	2,292
Advanced Micro Devices Inc. (2)	2,404	38,752
Alliance Semiconductor Corp. (2)	252	627
Altera Corp. (2)	2,159	42,705
Analog Devices Inc.	2,177	78,677
Applied Materials Inc. (2)	9,787	159,039
Applied Micro Circuits Corp. (2)	1,880	6,185
Atmel Corp. (2)	2,966	8,750
ATMI Inc. (1) (2)	191	4,783
Axcelis Technologies Inc. (2)	603	4,402
Broadcom Corp. Class A (2)	1,692	50,625
Brooks Automation Inc. (2)	270	4,099
Cohu Inc.	125	1,994
Credence Systems Corp. (1) (2)	580	4,588
Cree Inc. (1) (2)	465	10,114
Cypress Semiconductor Corp. (1) (2)	769	9,689
DSP Group Inc. (2)	167	4,302
DuPont Photomasks Inc. (2)	109	2,907
ESS Technology Inc. (2)	268	1,412
Exar Corp. (1) (2)	251	3,363
Fairchild Semiconductor International Inc. Class A (2)	736	11,283
Freescale Semiconductor Inc. Class B (2)	2,426	41,849
Helix Technology Corp.	153	2,367
Integrated Circuit Systems Inc. (2)	435	8,317
Integrated Device Technology Inc. (2)	655	7,880
Intel Corp.	36,765	854,051
International Rectifier Corp. (2)	420	19,110
Intersil Corp. Class A	948	16,419
KLA-Tencor Corp. (2)	1,144	52,635
Kopin Corp. (2)	394	1,210
Kulicke & Soffa Industries Inc. (1) (2)	300	1,887
Lam Research Corp. (2)	855	24,675
Lattice Semiconductor Corp. (2)	678	3,641
Linear Technology Corp.	1,792	68,652
LSI Logic Corp. (2)	2,380	13,304
LTX Corp. (2)	364	1,616
Maxim Integrated Products Inc.	1,909	78,021
Micrel Inc. (2)	550	5,071
Microchip Technology Inc.	1,195	31,082
Micron Technology Inc. (2)	3,552	36,728
Microsemi Corp. (2)	363	5,913
National Semiconductor Corp.	2,061	42,477
Novellus Systems Inc.	871	23,282
NVIDIA Corp. (2)	953	22,643
Pericom Semiconductor Corp. (2)	182	1,560
Photronics Inc. (1) (2)	195	3,530
PMC-Sierra Inc. (2)	1,106	9,733
Power Integrations Inc. (2)	198	4,136
QLogic Corp. (2)	525	21,263
Rudolph Technologies Inc. (2)	94	1,416
Semtech Corp. (1) (2)	454	8,113
Silicon Laboratories Inc. (1) (2)	245	7,279
Skyworks Solutions Inc. (2)	957	6,077
Standard Microsystems Corp. (2)	118	2,048
Supertex Inc. (2)	86	1,575
Teradyne Inc. (2)	1,212	17,695
Texas Instruments Inc. (1)	10,117	257,882
TriQuint Semiconductor Inc. (2)	823	2,782
Ultratech Inc. (1) (2)	139	2,029
Varian Semiconductor Equipment Associates Inc. (2)	224	8,514
Veeco Instruments Inc. (2)	179	2,694
Xilinx Inc.	2,031	59,366

		2,231,110

SOFTWARE—4.13%
Activision Inc. (2)	1,145	16,951
Acxiom Corp.	535	11,198
Adobe Systems Inc.	1,424	95,650
Advent Software Inc. (2)	196	3,563
Altiris Inc. (1) (2)	167	3,983
ANSYS Inc. (2)	198	6,774
Ascential Software Corp. (2)	358	6,634
Autodesk Inc.	1,330	39,581
Automatic Data Processing Inc.	3,421	153,774
Avid Technology Inc. (2)	210	11,365
BMC Software Inc. (2)	1,262	18,930
Captaris Inc. (2)	214	867
Cerner Corp. (1) (2)	180	9,452
Certegy Inc.	393	13,606
Citrix Systems Inc. (2)	970	23,105
Computer Associates International Inc.	3,112	84,335
Compuware Corp. (2)	2,443	17,590
Concord Communications Inc. (2)	118	1,194
CSG Systems International Inc. (2)	312	5,082
Dendrite International Inc. (2)	253	3,552
Digi International Inc. (2)	134	1,838
Dun & Bradstreet Corp. (2)	396	24,334
eFunds Corp. (2)	299	6,674
Electronic Arts Inc. (2)	1,803	93,359
EPIQ Systems Inc. (2)	118	1,532
Fair Isaac Corp.	377	12,984
FileNET Corp. (2)	241	5,490
First Data Corp.	4,709	185,111
Fiserv Inc. (2)	1,122	44,656
Global Payments Inc. (1)	199	12,834
Hyperion Solutions Corp. (2)	245	10,807
IMS Health Inc.	1,340	32,683
Inter-Tel Inc.	166	4,067
Intuit Inc. (2)	1,077	47,140
JDA Software Group Inc. (2)	169	2,373
Keane Inc. (2)	377	4,912
ManTech International Corp. Class A (2)	196	4,522
MapInfo Corp. (2)	118	1,421
Mercury Interactive Corp. (2)	483	22,885
Microsoft Corp. (1)	59,712	1,443,239
MRO Software Inc. (2)	166	2,329
NDCHealth Corp. (1)	215	3,436
Novell Inc. (2)	2,342	13,958
Oracle Corp. (2)	26,426	329,796
Parametric Technology Corp. (2)	1,652	9,235
Pinnacle Systems Inc. (2)	405	2,264
Progress Software Corp. (2)	221	5,795
Retek Inc. (2)	326	3,658
SEI Investments Co.	477	17,248
SERENA Software Inc. (1) (2)	177	4,206
Siebel Systems Inc. (2)	3,155	28,805
SPSS Inc. (2)	118	2,052
Sybase Inc. (2)	590	10,891
Take-Two Interactive Software Inc. (2)	280	10,948
THQ Inc. (1) (2)	237	6,669
Transaction Systems Architects Inc. Class A (2)	226	5,232
Veritas Software Corp. (2)	2,458	57,075
Wind River Systems Inc. (2)	500	7,540
Zix Corp. (1) (2)	198	741

		3,011,925

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. (1) (2)	88	3,556

		3,556

TELECOMMUNICATIONS—5.10%
Adaptec Inc. (2)	674	3,228
ADC Telecommunications Inc. (2)	5,111	10,171
ADTRAN Inc.	478	8,432
Aeroflex Inc. (2)	466	4,348
Alltel Corp. (1)	1,771	97,139
Andrew Corp. (2)	992	11,616
Anixter International Inc. (2)	228	8,242
Applied Signal Technology Inc.	65	1,489
AT&T Corp.	4,681	87,769
Audiovox Corp. Class A (1) (2)	150	1,911

Avaya Inc. (1) (2)	2,835	33,113
BellSouth Corp.	10,767	283,064
Black Box Corp. (1)	105	3,928
Boston Communications Group Inc. (1) (2)	93	662
C-COR Inc. (2)	252	1,532
CenturyTel Inc.	773	25,385
CIENA Corp. (2)	3,544	6,096
Cincinnati Bell Inc. (2)	1,489	6,328
Cisco Systems Inc. (1) (2)	38,176	682,969
Citizens Communications Co.	1,924	24,897
Commonwealth Telephone Enterprises Inc. (2)	134	6,317
CommScope Inc. (1) (2)	347	5,191
Comverse Technology Inc. (2)	1,138	28,700
Corning Inc. (2)	8,246	91,778
General Communication Inc. Class A (2)	347	3,168
Harmonic Inc. (2)	432	4,130
Harris Corp.	764	24,945
Intrado Inc. (2)	118	1,451
JDS Uniphase Corp. (2)	9,063	15,135
Lucent Technologies Inc. (1) (2)	25,865	71,129
Motorola Inc.	14,404	215,628
Network Equipment Technologies Inc. (2)	166	935
Newport Corp. (2)	268	3,883
Nextel Communications Inc. Class A (2)	6,616	188,027
Plantronics Inc.	299	11,386
Polycom Inc. (2)	617	10,458
Powerwave Technologies Inc. (2)	649	5,023
QUALCOMM Inc.	9,680	354,772
Qwest Communications International Inc. (2)	9,673	35,790
RF Micro Devices Inc. (1) (2)	1,150	6,003
SBC Communications Inc.	19,525	462,547
Scientific-Atlanta Inc.	872	24,608
Sprint Corp. (FON Group)	8,680	197,470
Symmetricom Inc. (2)	300	3,327
Telephone & Data Systems Inc.	314	25,622
Tellabs Inc. (2)	2,900	21,170
3Com Corp. (2)	2,341	8,334
Tollgrade Communications Inc. (2)	71	490
UTStarcom Inc. (1) (2)	559	6,121
Verizon Communications Inc. (1)	16,365	580,958
Viasat Inc. (2)	162	3,028

		3,719,843

TEXTILES—0.10%
Angelica Corp. (1)	49	1,372
Cintas Corp.	864	35,692
G&K Services Inc. Class A	130	5,238
Mohawk Industries Inc. (2)	342	28,831

		71,133

TOYS, GAMES & HOBBIES—0.11%
Action Performance Companies Inc. (1)	101	1,336
Department 56 Inc. (2)	86	1,502
Hasbro Inc. (1)	951	19,448
Jakks Pacific Inc. (2)	155	3,328
Mattel Inc.	2,423	51,731

		77,345

TRANSPORTATION—1.70%
Alexander & Baldwin Inc.	265	10,918
Arkansas Best Corp. (1)	153	5,780
Burlington Northern Santa Fe Corp.	2,218	119,617
CH Robinson Worldwide Inc.	490	25,250
CNF Inc.	326	15,254
CSX Corp.	1,255	52,271
EGL Inc. (2)	243	5,540
Expeditors International Washington Inc.	615	32,933
FedEx Corp.	1,769	166,198
Forward Air Corp.	132	5,621
Heartland Express Inc.	324	6,205
Hunt (J.B.) Transport Services Inc.	391	17,114
Kansas City Southern Industries Inc. (1) (2)	385	7,415
Kirby Corp. (2)	151	6,347
Knight Transportation Inc.	250	6,168
Landstar System Inc. (1) (2)	376	12,314
Norfolk Southern Corp.	2,341	86,734
Offshore Logistics Inc. (2)	150	4,998

Overseas Shipholding Group Inc.	194	12,205
Ryder System Inc.	404	16,847
Swift Transportation Co. Inc. (1) (2)	338	7,483
Union Pacific Corp.	1,528	106,502
United Parcel Service Inc. Class B	6,614	481,102
USF Corp.	169	8,156
Werner Enterprises Inc.	340	6,606
Yellow Roadway Corp. (1) (2)	304	17,796

		1,243,374

TRUCKING & LEASING—0.01%
GATX Corp. (1)	303	10,057

		10,057

WATER—0.02%
American States Water Co.	102	2,581
Aqua America Inc. (1)	587	14,299

		16,880

TOTAL COMMON STOCKS (Cost: $71,636,477)		72,821,119

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.73%

COMMERCIAL PAPER(3)—1.70%
Amstel Funding Corp.
2.95%, 08/19/05	$9,213	9,108
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	156,558	156,380
ANZ National Bank Ltd.
2.94%, 08/15/05	11,083	10,960
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	18,841	18,811
Cantabric Finance LLC
2.80%, 04/29/05	11,970	11,944
Chariot Funding LLC
2.70%, 04/06/05	5,985	5,983
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	22,388	22,370
Corporate Asset Funding
2.75%, 05/05/05	15,516	15,476
CRC Funding LLC
2.74%, 04/28/05	11,083	11,060
DEPFA Bank PLC
2.28%, 05/03/05	11,083	11,061
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	75,364	75,004
Fairway Finance LLC
3.15%, 09/15/05	19,718	19,430
Falcon Asset Securitization Corp.
2.75%, 04/14/05	8,866	8,858
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	27,486	27,431
Fortis Funding LLC
2.35%, 05/09/05	31,032	30,955
General Electric Capital Corp.
2.74%, 07/07/05	11,083	11,001
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	63,008	62,889
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	66,498	65,681
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	171,278	171,061
Kitty Hawk Funding Corp.
2.75%, 04/15/05	30,907	30,874
Liberty Street Funding Corp.
2.80%, 04/20/05	11,112	11,096
Moat Funding LLC
2.74%, 05/02/05	15,516	15,480
Mortgage Interest Networking Trust
2.77%, 04/13/05	18,398	18,381
New Center Asset Trust
2.80%, 04/15/05	22,166	22,142

Nordea North America Inc.
2.74%, 07/11/05	11,083	10,998
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	25,284	25,252
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	71,368	71,265
Polonius Inc.
2.82%, 04/28/05	18,398	18,359
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	19,090	19,071
Ranger Funding Co. LLC
2.75%, 04/14/05	33,249	33,216
Santander Central Hispano
2.75%, 07/08/05	27,707	27,500
Scaldis Capital LLC
2.75%, 07/08/05	5,548	5,506
Societe Generale
2.75%, 05/03/05	19,949	19,901
Sydney Capital Corp.
2.75%, 04/12/05	38,695	38,663
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	19,284	19,256
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	19,314	19,295
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	14,455	14,441
Tulip Funding Corp.
2.71%, 04/08/05	18,330	18,320
Variable Funding Capital Corp.
2.80%, 04/20/05	17,068	17,043
Yorktown Capital LLC
2.80%, 04/20/05	34,801	34,750

		1,236,272

FLOATING RATE NOTES(3)—2.41%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	10,196	10,197
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	77,581	77,593
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	14,408	14,405
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	72,039	72,045
BMW US Capital LLC
2.82%, 04/18/06 (4)	22,166	22,166
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	75,364	75,352
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	66,498	66,496
Commodore CDO Ltd.
3.08%, 12/12/05	5,541	5,541
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	66,498	66,489
DEPFA Bank PLC
2.99%, 12/15/05	22,166	22,166
Dorada Finance Inc.
2.66%, 07/29/05 (4)	18,398	18,396
Fairway Finance LLC
2.80%, 06/20/05	11,083	11,083
Fifth Third Bancorp
2.81%, 02/23/06 (4)	44,332	44,332
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	28,816	28,817
General Electric Capital Corp.
2.86%, 03/09/06	9,975	9,987
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	8,093	8,093
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	14,408	14,408
Hartford Life Global Funding Trust
2.80%, 02/15/06	22,166	22,166
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	66,498	66,498
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	99,747	99,747

Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	23,274	23,274
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	90,880	90,901
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	44,332	44,332
Marshall & Ilsley Corp.
2.95%, 02/20/06	22,166	22,190
MetLife Funding Inc.
2.74%, 03/06/06 (4)	33,249	33,249
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	55,415	55,412
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	82,014	82,029
Norddeutsche Landesbank
2.63%, 07/27/05	22,166	22,163
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	66,498	66,498
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	78,689	78,689
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	12,191	12,189
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	113,046	113,050
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	68,205	68,203
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	66,498	66,498
Wells Fargo & Co.
2.78%, 03/15/06 (4)	11,083	11,084
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	77,581	77,574
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	111,716	111,708
Winston Funding Ltd.
2.75%, 04/25/05 (4)	15,826	15,826
World Savings Bank
2.71%, 09/09/05	7,758	7,758

		1,758,604

MONEY MARKET FUNDS—0.85%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	88,664	88,664
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	517,953	517,953
BlackRock Temp Cash Money Market Fund 3	4,134	4,134
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	9,291	9,291

		620,042

REPURCHASE AGREEMENTS(3)—1.73%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $487,690 and effective yields of 2.89% - 2.90%. (6)	$487,651	487,651
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $443,354 and an effective yield of 2.89%. (6)	443,319	443,319
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $332,516 and an effective yield of 2.89%. (6)	332,489	332,489

		1,263,459

TIME DEPOSITS(3)—0.96%
Abbey National Treasury Services PLC
1.39%, 04/08/05	15,516	15,516
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	22,166	22,166
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	31,032	31,032
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	28,816	28,816
First Tennessee Bank
2.77%, 04/15/05	11,083	11,083

HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	27,486	27,487
Natexis Banques
2.98%, 08/18/05	22,166	22,166
Norddeutsche Landesbank
2.11%, 06/07/05	22,166	22,165
Rabobank Nederland NV NY
2.84%, 04/01/05	163,098	163,098
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	54,307	54,306
SunTrust Bank
2.68%, 05/03/05	22,166	22,164
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	75,364	75,362
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	39,899	39,899
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	109,721	109,722
Wells Fargo Bank N.A.
2.79%, 04/15/05	22,166	22,166
World Savings Bank
2.75%, 05/03/05	31,032	31,032

		698,180

U.S. GOVERNMENT AGENCY NOTES(3)—0.08%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	26,567	26,530
Federal National Mortgage Association
2.33%, 07/22/05	33,249	33,008

		59,538

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,636,095)		5,636,095

TOTAL INVESTMENTS IN SECURITIES — 107.60% (Cost: $77,272,572)		78,457,214
Other Assets, Less Liabilities — (7.60%)		(5,542,263)

NET ASSETS — 100.00%		$72,914,951

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.26%
Getty Images Inc. (1) (2)	7,373	$524,293
Harte-Hanks Inc.	10,113	278,714
Interpublic Group of Companies Inc. (1)	71,370	876,424
Lamar Advertising Co. (1)	14,170	570,909
Omnicom Group Inc. (2)	31,874	2,821,486
West Corp. (1)	3,150	100,800

		5,172,626

AEROSPACE & DEFENSE—1.78%
Alliant Techsystems Inc. (1)	6,223	444,633
Boeing Co. (The) (2)	142,860	8,351,596
General Dynamics Corp.	33,582	3,594,953
Goodrich (B.F.) Co.	19,853	760,171
L-3 Communications Holdings Inc.	17,473	1,240,932
Lockheed Martin Corp.	63,231	3,860,885
Northrop Grumman Corp.	60,636	3,273,131
Raytheon Co.	76,063	2,943,638
Rockwell Collins Inc.	29,813	1,418,801
United Defense Industries Inc.	7,982	586,038
United Technologies Corp.	87,080	8,852,553

		35,327,331

AGRICULTURE—1.48%
Altria Group Inc.	347,360	22,713,870
Loews Corp. - Carolina Group	9,908	327,955
Monsanto Co.	44,772	2,887,794
Reynolds American Inc. (2)	25,260	2,035,703
UST Inc.	28,070	1,451,219

		29,416,541

AIRLINES—0.13%
AMR Corp. (1) (2)	27,686	296,240
JetBlue Airways Corp. (1) (2)	15,516	295,425
Southwest Airlines Co.	133,042	1,894,518

		2,486,183

APPAREL—0.38%
Coach Inc. (1)	31,676	1,793,812
Columbia Sportswear Co. (1) (2)	2,671	142,177
Jones Apparel Group Inc.	21,237	711,227
Liz Claiborne Inc.	18,940	760,062
Nike Inc. Class B	27,769	2,313,435
Polo Ralph Lauren Corp. (2)	7,410	287,508
Reebok International Ltd. (2)	8,807	390,150
Timberland Co. Class A (1)	3,548	251,660
VF Corp.	14,371	849,901

		7,499,932

AUTO MANUFACTURERS—0.44%
Ford Motor Co.	296,784	3,362,563
General Motors Corp. (2)	78,014	2,292,831
Navistar International Corp. (1)	10,521	382,964
Oshkosh Truck Corp. (2)	6,065	497,269
PACCAR Inc.	29,555	2,139,486

		8,675,113

AUTO PARTS & EQUIPMENT—0.22%
American Axle & Manufacturing Holdings Inc.	6,613	162,018
Autoliv Inc.	15,934	759,255
BorgWarner Inc.	9,579	466,306
Dana Corp.	25,604	327,475
Delphi Corp.	80,458	360,452
Johnson Controls Inc.	31,987	1,783,595
Lear Corp.	11,767	521,984
TRW Automotive Holdings Corp. (1)	4,235	82,286

		4,463,371

BANKS—6.52%
AmSouth Bancorp (2)	59,237	1,537,200
Associated Bancorp (2)	21,804	680,939
Assurant Inc.	13,627	459,230
Bank of America Corp.	690,615	30,456,122
Bank of Hawaii Corp.	8,985	406,661
Bank of New York Co. Inc. (The)	131,201	3,811,389
BB&T Corp. (2)	93,579	3,657,067
BOK Financial Corp. (1)	3,074	125,050
City National Corp.	6,860	478,965
Colonial BancGroup Inc. (The) (2)	24,878	510,497
Comerica Inc. (2)	29,311	1,614,450
Commerce Bancorp Inc. (2)	23,740	770,838
Commerce Bancshares Inc. (2)	10,424	502,437
Compass Bancshares Inc.	20,650	937,510
Cullen/Frost Bankers Inc.	8,881	400,977
Fifth Third Bancorp	79,683	3,424,775
First Horizon National Corp. (2)	20,766	847,045
First Marblehead Corp. (The) (1)	3,233	185,994
FirstMerit Corp. (2)	14,585	390,295
Fremont General Corp. (2)	10,789	237,250
Fulton Financial Corp. (2)	20,566	448,133
Genworth Financial Inc. Class A	24,329	669,534
Hibernia Corp. Class A	26,138	836,677
Hudson United Bancorp	7,685	270,896
Huntington Bancshares Inc.	38,714	925,265
International Bancshares Corp.	6,151	213,255
Investors Financial Services Corp. (2)	11,294	552,390
KeyCorp (2)	69,130	2,243,268
M&T Bank Corp. (2)	12,685	1,294,631
Marshall & Ilsley Corp. (2)	37,561	1,568,172
Mellon Financial Corp.	71,499	2,040,581
Mercantile Bankshares Corp.	13,277	675,268
National City Corp.	95,486	3,198,781
NewAlliance Bancshares Inc.	15,541	217,574
North Fork Bancorp Inc.	72,699	2,016,670
Northern Trust Corp.	33,193	1,441,904
PNC Financial Services Group	47,533	2,446,999
Popular Inc.	44,959	1,093,403
Regions Financial Corp. (2)	77,700	2,517,480
Sky Financial Group Inc.	17,340	465,059
South Financial Group Inc. (The) (2)	11,984	365,991
State Street Corp.	56,618	2,475,339
SunTrust Banks Inc.	55,340	3,988,354
Synovus Financial Corp.	51,918	1,446,435
TCF Financial Corp.	23,902	648,939
TD Banknorth Inc. (1)	14,938	466,663
U.S. Bancorp	321,128	9,254,909
UCBH Holdings Inc. (2)	7,517	299,928
UnionBanCal Corp.	9,478	580,527
Valley National Bancorp (2)	17,051	439,575
W Holding Co. Inc.	18,123	182,499
Wachovia Corp.	272,440	13,869,920
Wells Fargo & Co.	285,854	17,094,069
Whitney Holding Corp.	6,850	304,893
Wilmington Trust Corp. (2)	11,317	397,227
Zions Bancorporation	15,286	1,055,040

		129,440,939

BEVERAGES—2.03%
Anheuser-Busch Companies Inc.	136,288	6,458,688
Brown-Forman Corp. Class B	9,443	517,004
Coca-Cola Co. (The)	357,307	14,888,983
Coca-Cola Enterprises Inc.	40,109	823,037
Constellation Brands Inc. (1)	15,303	809,070
Molson Coors Brewing Co. Class B	6,605	509,708
Pepsi Bottling Group Inc.	25,685	715,327
PepsiAmericas Inc.	12,322	279,217
PepsiCo Inc.	289,162	15,334,261

		40,335,295

BIOTECHNOLOGY—1.37%
Affymetrix Inc. (1) (2)	10,426	446,650
Amgen Inc. (1)	219,499	12,777,037
Biogen Idec Inc. (1)	57,239	1,975,318
Celgene Corp. (1)	27,427	933,889
Charles River Laboratories International Inc. (1)	10,155	477,691
Chiron Corp. (1)	18,633	653,273
Genentech Inc. (1)	74,854	4,237,485
Genzyme Corp. (1) (2)	41,253	2,361,322
ICOS Corp. (1) (2)	9,154	205,599
Invitrogen Corp. (1)	8,761	606,261
Martek Biosciences Corp. (1) (2)	4,767	277,392
MedImmune Inc. (1)	41,989	999,758
Millennium Pharmaceuticals Inc. (1) (2)	51,960	437,503
Millipore Corp. (1)	8,541	370,679
Nektar Therapeutics (1)	14,562	202,994
Protein Design Labs Inc. (1) (2)	16,318	260,925

		27,223,776

BUILDING MATERIALS—0.31%
American Standard Companies Inc. (2)	31,283	1,454,034
Florida Rock Industries Inc. (2)	5,221	307,099
Lafarge North America Inc.	5,627	328,898
Martin Marietta Materials Inc. (2)	8,106	453,288
Masco Corp.	73,831	2,559,721
Vulcan Materials Co. (2)	17,367	986,967

		6,090,007

CHEMICALS—1.68%
Air Products & Chemicals Inc. (2)	38,306	2,424,387
Ashland Inc.	12,022	811,124
Cabot Corp.	10,650	356,029
Celanese Corp. Class A (1)	8,737	157,179
Dow Chemical Co. (The)	158,630	7,907,705
Du Pont (E.I.) de Nemours and Co.	169,479	8,684,104
Eastman Chemical Co.	13,043	769,537
Ecolab Inc.	31,105	1,028,020
Engelhard Corp. (2)	21,186	636,216
Huntsman Corp. (1)	10,396	242,435
International Flavors & Fragrances Inc.	14,329	565,995
Lubrizol Corp.	11,214	455,737
Lyondell Chemical Co.	32,703	913,068
PPG Industries Inc.	28,899	2,066,856
Praxair Inc.	54,781	2,621,819
Rohm & Haas Co.	26,892	1,290,816
RPM International Inc.	20,012	365,819
Sherwin-Williams Co. (The)	20,098	884,111
Sigma-Aldrich Corp.	11,695	716,319
Valspar Corp. (The)	8,783	408,761

		33,306,037

COAL—0.14%
Arch Coal Inc. (2)	10,617	456,637
CONSOL Energy Inc.	15,091	709,579
Massey Energy Co. (2)	12,963	519,039
Peabody Energy Corp.	21,838	1,012,410

		2,697,665

COMMERCIAL SERVICES—1.21%
ADESA Inc.	15,788	368,808
Alliance Data Systems Corp. (1)	7,655	309,262
Apollo Group Inc. Class A (1)	24,692	1,828,690
ARAMARK Corp. Class B (2)	17,510	460,163
BearingPoint Inc. (1) (2)	26,325	230,870
Block (H & R) Inc. (2)	27,719	1,402,027
Career Education Corp. (1)	17,436	597,357
Cendant Corp.	172,073	3,534,379
ChoicePoint Inc. (1)	15,025	602,653
Convergys Corp. (1)	24,925	372,130
Corinthian Colleges Inc. (1) (2)	15,296	240,453
Corporate Executive Board Co. (The) (2)	6,747	431,471
Deluxe Corp. (2)	8,329	331,994
DeVry Inc. (1) (2)	10,046	190,070
Donnelley (R.R.) & Sons Co.	36,897	1,166,683
Education Management Corp. (1)	12,621	352,757
Equifax Inc.	21,861	670,914
Hewitt Associates Inc. Class A (1) (2)	6,992	185,987
Iron Mountain Inc. (1) (2)	18,633	537,376
ITT Educational Services Inc. (1) (2)	7,956	385,866
Laureate Education Inc. (1) (2)	6,668	285,324
Manpower Inc.	15,245	663,462
McKesson Corp. (2)	49,375	1,863,906
MoneyGram International Inc. (2)	15,231	287,714
Moody’s Corp.	21,351	1,726,442
Paychex Inc.	55,633	1,825,875
Pharmaceutical Product Development Inc. (1)	8,231	398,792
PHH Corp. (1)	8,677	189,766
Rent-A-Center Inc. (1)	11,159	304,752
Robert Half International Inc.	24,855	670,091
Service Corp. International (1)	57,435	429,614
ServiceMaster Co. (The)	49,143	663,430
Viad Corp.	3,807	102,408
Weight Watchers International Inc. (1) (2)	7,139	306,834

		23,918,320

COMPUTERS—4.22%
Affiliated Computer Services Inc. Class A (1) (2)	20,750	1,104,730
Apple Computer Inc. (1)	136,284	5,678,954
Cadence Design Systems Inc. (1)	46,319	692,469
Ceridian Corp. (1) (2)	25,583	436,190
Cognizant Technology Solutions Corp. (1) (2)	21,849	1,009,424
Computer Sciences Corp. (1)	31,740	1,455,279
Dell Inc. (1)	428,841	16,476,071
Diebold Inc.	12,156	666,757
DST Systems Inc. (1) (2)	11,840	546,771
Electronic Data Systems Corp.	85,678	1,770,964
EMC Corp. (1)	408,557	5,033,422
Henry (Jack) & Associates Inc.	11,888	213,865
Hewlett-Packard Co.	491,230	10,777,586
International Business Machines Corp. (2)	285,456	26,084,969
Lexmark International Inc. (1) (2)	21,869	1,748,864
Maxtor Corp. (1)	43,358	230,665
National Instruments Corp. (2)	9,293	251,376
NCR Corp. (1) (2)	32,265	1,088,621
Network Appliance Inc. (1)	55,487	1,534,770
Reynolds & Reynolds Co. (The) Class A (2)	10,357	280,260
SanDisk Corp. (1)	30,802	856,296
Storage Technology Corp. (1)	17,905	551,474
Sun Microsystems Inc. (1)	560,410	2,264,056
SunGard Data Systems Inc. (1)	49,375	1,703,437
Synopsys Inc. (1)	24,844	449,676
Unisys Corp. (1)	57,107	403,175
Western Digital Corp. (1)	34,757	443,152

		83,753,273

COSMETICS & PERSONAL CARE—2.36%
Alberto-Culver Co.	12,077	578,005
Avon Products Inc. (2)	79,590	3,417,595

Colgate-Palmolive Co.	89,812	4,685,492
Estee Lauder Companies Inc. Class A	18,333	824,618
Gillette Co. (The)	170,025	8,582,862
Kimberly-Clark Corp.	84,968	5,584,947
Procter & Gamble Co.	435,401	23,076,253

		46,749,772

DISTRIBUTION & WHOLESALE—0.22%
CDW Corp. (2)	10,902	617,925
Fastenal Co. (2)	10,433	577,049
Genuine Parts Co.	29,305	1,274,474
Grainger (W.W.) Inc.	13,154	819,100
Hughes Supply Inc.	11,407	339,358
Ingram Micro Inc. Class A (1)	20,591	343,252
Tech Data Corp. (1)	9,946	368,599

		4,339,757

DIVERSIFIED FINANCIAL SERVICES—7.53%
American Express Co.	191,172	9,820,506
AmeriCredit Corp. (1) (2)	26,398	618,769
Ameritrade Holding Corp. (1) (2)	40,274	411,198
Bear Stearns Companies Inc. (The)	19,274	1,925,473
BlackRock Inc.	3,039	227,712
Capital One Financial Corp.	40,434	3,023,250
CapitalSource Inc. (1) (2)	11,133	256,059
Chicago Mercantile Exchange Holdings Inc.	5,612	1,088,896
CIT Group Inc.	35,787	1,359,906
Citigroup Inc.	875,856	39,360,969
Countrywide Financial Corp.	94,231	3,058,738
Doral Financial Corp.	14,582	319,200
E*TRADE Financial Corp. (1)	61,994	743,928
Eaton Vance Corp.	22,820	534,901
Edwards (A.G.) Inc. (2)	13,737	615,418
Federal Home Loan Mortgage Corp.	116,663	7,373,102
Federal National Mortgage Association	164,197	8,940,527
Federated Investors Inc. Class B	14,040	397,472
Franklin Resources Inc.	26,896	1,846,410
Friedman, Billings, Ramsey Group Inc. Class A (2)	23,448	372,120
Goldman Sachs Group Inc.	55,471	6,101,255
IndyMac Bancorp Inc.	10,439	354,926
Instinet Group Inc. (1)	21,857	128,519
Janus Capital Group Inc. (2)	41,130	573,763
Jefferies Group Inc. (2)	8,675	326,874
JP Morgan Chase & Co.	603,559	20,883,141
Legg Mason Inc.	17,830	1,393,236
Lehman Brothers Holdings Inc.	46,736	4,400,662
MBNA Corp.	191,729	4,706,947
Merrill Lynch & Co. Inc.	162,332	9,187,991
Morgan Stanley	186,231	10,661,725
Nuveen Investments Inc. Class A (2)	3,253	111,643
Providian Financial Corp. (1)	49,475	848,991
Raymond James Financial Inc.	10,217	309,575
Schwab (Charles) Corp. (The)	167,678	1,762,296
SLM Corp.	74,063	3,691,300
Student Loan Corp.	723	151,114
T. Rowe Price Group Inc. (2)	18,267	1,084,694
Waddell & Reed Financial Inc. Class A (2)	14,341	283,091
Westcorp Inc.	3,936	166,296
WFS Financial Inc.	1,225	52,859

		149,475,452

ELECTRIC—3.16%
AES Corp. (The) (1)	107,264	1,756,984
Allegheny Energy Inc. (1) (2)	23,722	490,097
ALLETE Inc.	4,923	206,028
Alliant Energy Corp.	18,924	506,785
Ameren Corp.	32,983	1,616,497
American Electric Power Co. Inc.	66,656	2,270,303
CenterPoint Energy Inc. (2)	46,996	565,362
Cinergy Corp. (2)	32,533	1,318,237

Consolidated Edison Inc.	40,548	1,710,315
Constellation Energy Group Inc.	28,331	1,464,713
Dominion Resources Inc.	58,143	4,327,583
DPL Inc. (2)	21,853	546,325
DTE Energy Co. (2)	29,442	1,339,022
Duke Energy Corp.	154,404	4,324,856
Edison International	54,855	1,904,566
Energy East Corp.	25,188	660,429
Entergy Corp.	36,354	2,568,774
Exelon Corp.	112,038	5,141,424
FirstEnergy Corp.	55,574	2,331,329
FPL Group Inc. (2)	62,296	2,501,184
Great Plains Energy Inc. (2)	12,597	385,216
Hawaiian Electric Industries Inc. (2)	13,551	345,822
MDU Resources Group Inc. (2)	20,112	555,493
NiSource Inc.	44,429	1,012,537
Northeast Utilities	21,876	421,551
NRG Energy Inc. (1) (2)	13,090	447,023
NSTAR	9,164	497,605
OGE Energy Corp. (2)	14,652	394,871
Pepco Holdings Inc.	31,397	659,023
PG&E Corp. (2)	67,191	2,291,213
Pinnacle West Capital Corp. (2)	15,538	660,520
PPL Corp. (2)	31,789	1,716,288
Progress Energy Inc.	41,732	1,750,657
Public Service Enterprise Group Inc. (2)	39,854	2,167,659
Puget Energy Inc.	17,037	375,495
Reliant Energy Inc. (1)	49,670	565,245
SCANA Corp. (2)	18,982	725,492
Southern Co. (The)	124,442	3,960,989
TECO Energy Inc. (2)	34,309	537,965
TXU Corp. (2)	40,847	3,252,647
Westar Energy Inc.	14,266	308,716
Wisconsin Energy Corp.	20,049	711,739
WPS Resources Corp. (2)	6,333	335,142
Xcel Energy Inc. (2)	68,113	1,170,181

		62,799,902

ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
American Power Conversion Corp.	29,657	774,344
AMETEK Inc.	11,455	461,064
Emerson Electric Co.	71,213	4,623,860
Energizer Holdings Inc. (1) (2)	12,097	723,401
Hubbell Inc. Class B (2)	10,117	516,979
Molex Inc. (2)	23,351	615,532

		7,715,180

ELECTRONICS—0.63%
Agilent Technologies Inc. (1)	81,725	1,814,295
Amphenol Corp. Class A	11,679	432,590
Applera Corp. - Applied Biosystems Group	33,959	670,351
Arrow Electronics Inc. (1) (2)	19,843	503,020
Avnet Inc. (1) (2)	20,855	384,149
AVX Corp. (2)	9,405	115,211
Cogent Inc. (1)	3,546	89,288
Dolby Laboratories Inc. Class A (1)	4,855	114,092
Fisher Scientific International Inc. (1)	18,416	1,048,239
FLIR Systems Inc. (1) (2)	11,218	339,905
Gentex Corp. (2)	13,185	420,601
Jabil Circuit Inc. (1)	27,841	794,025
Mettler Toledo International Inc. (1)	7,578	359,955
Parker Hannifin Corp.	20,292	1,236,189
PerkinElmer Inc.	21,886	451,508
Sanmina-SCI Corp. (1)	88,280	460,822
Solectron Corp. (1)	158,058	548,461
Symbol Technologies Inc.	39,987	579,412
Tektronix Inc.	15,194	372,709
Thermo Electron Corp. (1)	28,409	718,464
Vishay Intertechnology Inc. (1) (2)	24,302	302,074
Waters Corp. (1)	20,037	717,124

		12,472,484

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp. (2)	14,211	787,716
Jacobs Engineering Group Inc. (1) (2)	9,642	500,613

		1,288,329

ENTERTAINMENT—0.14%
DreamWorks Animation SKG Inc. Class A (1)	5,384	219,183
GTECH Holdings Corp.	20,229	475,988
International Game Technology Inc.	59,356	1,582,431
International Speedway Corp. Class A	5,890	319,532
Metro-Goldwyn-Mayer Inc.	9,368	111,948
Regal Entertainment Group Class A (2)	7,031	147,862

		2,856,944

ENVIRONMENTAL CONTROL—0.23%
Allied Waste Industries Inc. (1)	46,592	340,588
Nalco Holding Co. (1)	7,584	142,807
Republic Services Inc.	26,199	877,143
Stericycle Inc. (1)	7,307	322,969
Waste Management Inc.	97,888	2,824,069

		4,507,576

FOOD—1.76%
Albertson’s Inc. (2)	62,295	1,286,392
Archer-Daniels-Midland Co.	98,135	2,412,158
Campbell Soup Co.	39,069	1,133,782
ConAgra Foods Inc.	89,045	2,405,996
Dean Foods Co. (1)	25,097	860,827
Del Monte Foods Co. (1)	30,598	331,988
General Mills Inc.	48,852	2,401,076
Heinz (H.J.) Co. (2)	59,314	2,185,128
Hershey Foods Corp.	29,121	1,760,656
Hormel Foods Corp.	12,940	402,563
Kellogg Co.	41,058	1,776,580
Kraft Foods Inc.	45,089	1,490,191
Kroger Co. (1)	124,168	1,990,413
McCormick & Co. Inc. NVS	23,176	797,950
Pilgrim’s Pride Corp.	2,693	96,194
Safeway Inc. (1)	75,768	1,403,981
Sara Lee Corp.	133,261	2,953,064
Smithfield Foods Inc. (1)	14,555	459,210
Smucker (J.M.) Co. (The) (2)	9,812	493,544
SUPERVALU Inc.	23,176	772,920
Sysco Corp.	107,883	3,862,211
Tootsie Roll Industries Inc. (2)	4,113	123,384
Tyson Foods Inc. Class A	37,635	627,752
Whole Foods Market Inc.	10,541	1,076,552
Wrigley (William Jr.) Co.	26,420	1,732,359

		34,836,871

FOREST PRODUCTS & PAPER—0.50%
Bowater Inc.	9,554	359,899
Georgia-Pacific Corp.	43,212	1,533,594
International Paper Co.	81,876	3,012,218
Louisiana-Pacific Corp.	18,427	463,255
MeadWestvaco Corp.	33,832	1,076,534
Neenah Paper Inc.	2,576	86,605
Temple-Inland Inc.	9,397	681,752
Weyerhaeuser Co.	40,372	2,765,482

		9,979,339

GAS—0.21%
AGL Resources Inc.	12,988	453,671
KeySpan Corp. (2)	27,345	1,065,635
ONEOK Inc. (2)	17,484	538,857
Sempra Energy	34,489	1,374,042
UGI Corp.	8,578	389,613
Vectren Corp. (2)	12,932	344,508

		4,166,326

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	13,407	1,059,019
Snap-On Inc.	10,119	321,683
Stanley Works (The)	11,975	542,108

		1,922,810

HEALTH CARE-PRODUCTS—3.84%
Bard (C.R.) Inc.	17,605	1,198,548
Bausch & Lomb Inc.	8,883	651,124
Baxter International Inc.	103,397	3,513,430
Beckman Coulter Inc.	10,384	690,017
Becton, Dickinson & Co.	42,690	2,493,950
Biomet Inc.	42,812	1,554,076
Boston Scientific Corp. (1)	111,556	3,267,475
Cooper Companies Inc.	6,856	499,802
Cytyc Corp. (1)	18,802	432,634
Dade Behring Holdings Inc. (1)	7,318	431,250
DENTSPLY International Inc.	13,728	746,940
Edwards Lifesciences Corp. (1) (2)	10,063	434,923
Gen-Probe Inc. (1)	8,392	373,948
Guidant Corp.	52,928	3,911,379
Henry Schein Inc. (1)	15,178	543,980
Hillenbrand Industries Inc.	9,362	519,310
IDEXX Laboratories Inc. (1)	5,697	308,550
INAMED Corp. (1)	6,156	430,181
Johnson & Johnson	502,779	33,766,638
Medtronic Inc.	205,369	10,463,551
Patterson Companies Inc. (1) (2)	20,634	1,030,668
ResMed Inc. (1) (2)	5,843	329,545
Respironics Inc. (1)	6,001	349,678
St. Jude Medical Inc. (1)	59,356	2,136,816
Stryker Corp.	48,208	2,150,559
Varian Medical Systems Inc. (1)	23,078	791,114
Zimmer Holdings Inc. (1) (2)	41,161	3,202,737

		76,222,823

HEALTH CARE-SERVICES—1.89%
Aetna Inc.	51,427	3,854,454
Community Health Systems Inc. (1)	10,640	371,442
Covance Inc. (1) (2)	10,677	508,332
Coventry Health Care Inc. (1)	17,900	1,219,706
DaVita Inc. (1)	16,701	698,937
HCA Inc. (2)	71,619	3,836,630
Health Management Associates Inc. Class A (2)	41,314	1,081,601
Health Net Inc. (1) (2)	19,230	629,013
Humana Inc. (1)	27,174	867,938
Laboratory Corp. of America Holdings (1)	23,861	1,150,100
Lincare Holdings Inc. (1) (2)	17,011	752,397
Manor Care Inc. (2)	14,934	543,000
PacifiCare Health Systems Inc. (1)	14,647	833,707
Quest Diagnostics Inc.	13,805	1,451,320
Renal Care Group Inc. (1) (2)	11,227	425,952
Tenet Healthcare Corp. (1)	79,774	919,794
Triad Hospitals Inc. (1) (2)	12,930	647,793
UnitedHealth Group Inc.	113,110	10,788,432
Universal Health Services Inc. Class B	8,359	438,012
WellChoice Inc. (1)	3,956	210,894
WellPoint Inc. (1)	49,872	6,251,455

		37,480,909

HOLDING COMPANIES - DIVERSIFIED—0.02%
Leucadia National Corp.	13,161	452,080

		452,080

HOME BUILDERS—0.45%
Centex Corp.	20,721	1,186,692
D.R. Horton Inc.	52,683	1,540,451
Hovnanian Enterprises Inc. Class A (1) (2)	5,678	289,578

KB Home	6,019	706,992
Lennar Corp. Class A	22,419	1,270,709
M.D.C. Holdings Inc.	5,105	355,563
NVR Inc. (1)	921	722,985
Pulte Homes Inc.	17,806	1,311,056
Ryland Group Inc.	8,193	508,130
Standard-Pacific Corp.	5,778	417,114
Toll Brothers Inc. (1) (2)	8,382	660,921

		8,970,191

HOME FURNISHINGS—0.14%
Harman International Industries Inc.	9,987	883,450
Leggett & Platt Inc.	32,367	934,759
Maytag Corp. (2)	13,768	192,339
Whirlpool Corp.	11,835	801,585

		2,812,133

HOUSEHOLD PRODUCTS & WARES—0.26%
Avery Dennison Corp.	18,655	1,155,304
Church & Dwight Co. Inc. (2)	10,539	373,818
Clorox Co.	18,423	1,160,465
Fortune Brands Inc.	24,630	1,985,917
Fossil Inc. (1)	6,749	174,968
Scotts Miracle-Gro Co. (The) Class A (1)	3,750	263,362

		5,113,834

HOUSEWARES—0.05%
Newell Rubbermaid Inc. (2)	46,956	1,030,215

		1,030,215

INSURANCE—4.14%
AFLAC Inc.	85,783	3,196,275
Alleghany Corp. (1)	789	218,687
Allmerica Financial Corp. (1)	9,282	333,688
Allstate Corp. (The)	119,073	6,437,086
Ambac Financial Group Inc.	18,222	1,362,094
American Financial Group Inc.	6,445	198,506
American International Group Inc.	389,203	21,565,738
American National Insurance Co.	1,341	142,012
AON Corp.	53,438	1,220,524
Berkley (W.R.) Corp.	12,096	599,962
Brown & Brown Inc.	9,390	432,785
Chubb Corp.	32,229	2,554,793
CIGNA Corp.	22,606	2,018,716
Cincinnati Financial Corp.	25,072	1,093,390
CNA Financial Corp. (1) (2)	4,573	128,318
Conseco Inc. (1)	25,810	527,040
Erie Indemnity Co. Class A	4,839	252,209
Fidelity National Financial Inc.	27,498	905,784
First American Corp.	13,081	430,888
Gallagher (Arthur J.) & Co. (2)	15,533	447,350
Hartford Financial Services Group Inc.	49,260	3,377,266
HCC Insurance Holdings Inc.	11,717	423,687
Jefferson-Pilot Corp. (2)	23,625	1,158,806
Lincoln National Corp.	29,446	1,329,192
Loews Corp.	25,010	1,839,235
Markel Corp. (1) (2)	1,421	490,543
Marsh & McLennan Companies Inc.	88,215	2,683,500
MBIA Inc.	24,586	1,285,356
Mercury General Corp. (2)	4,412	243,807
MetLife Inc.	67,782	2,650,276
MGIC Investment Corp.	16,799	1,035,994
Nationwide Financial Services Inc.	9,632	345,789
Odyssey Re Holdings Corp. (2)	1,922	48,127
Old Republic International Corp.	31,201	726,671
PMI Group Inc. (The) (2)	16,122	612,797
Principal Financial Group Inc. (2)	51,239	1,972,189
Progressive Corp. (The)	33,761	3,097,909
Protective Life Corp. (2)	11,915	468,259
Prudential Financial Inc.	89,497	5,137,128

Radian Group Inc.	15,383	734,384
Reinsurance Group of America Inc.	5,005	213,113
SAFECO Corp.	21,395	1,042,150
St. Paul Travelers Companies Inc.	112,576	4,134,916
StanCorp Financial Group Inc.	4,867	412,624
Torchmark Corp.	18,269	953,642
Transatlantic Holdings Inc. (2)	4,458	295,209
Unitrin Inc.	7,935	360,249
UNUMProvident Corp. (2)	49,958	850,285
Wesco Financial Corp. (2)	239	92,010

		82,080,958

INTERNET—1.21%
Akamai Technologies Inc. (1) (2)	18,323	233,252
Amazon.com Inc. (1)	49,957	1,712,026
Ask Jeeves Inc. (1)	9,840	276,307
Avocent Corp. (1)	8,522	218,675
CheckFree Corp. (1) (2)	13,898	566,482
eBay Inc. (1)	176,015	6,558,319
Google Inc. Class A (1)	3,299	595,502
IAC/InterActiveCorp (1)	57,248	1,274,913
Macromedia Inc. (1) (2)	12,210	409,035
McAfee Inc. (1)	26,842	605,556
Monster Worldwide Inc. (1) (2)	17,102	479,711
NetFlix Inc. (1) (2)	5,420	58,807
Symantec Corp. (1)	119,575	2,550,535
TIBCO Software Inc. (1)	35,764	266,442
VeriSign Inc. (1)	42,097	1,208,184
WebMD Corp. (1) (2)	52,164	443,394
Yahoo! Inc. (1)	193,997	6,576,498

		24,033,638

INVESTMENT COMPANIES—0.05%
Allied Capital Corp. (2)	21,893	571,407
American Capital Strategies Ltd. (2)	14,826	465,685

		1,037,092

IRON & STEEL—0.13%
International Steel Group Inc. (1)	2,984	117,868
Nucor Corp.	26,565	1,529,081
United States Steel Corp. (2)	19,361	984,507

		2,631,456

LEISURE TIME—0.23%
Brunswick Corp. (2)	16,134	755,878
Harley-Davidson Inc.	49,771	2,874,773
Polaris Industries Inc. (2)	7,173	503,760
Sabre Holdings Corp.	22,967	502,518

		4,636,929

LODGING—0.54%
Caesars Entertainment Inc. (1)	51,868	1,026,468
Choice Hotels International Inc.	2,828	175,195
Harrah’s Entertainment Inc.	18,951	1,223,856
Hilton Hotels Corp.	64,459	1,440,659
Las Vegas Sands Corp. (1)	4,145	186,525
Mandalay Resort Group	11,415	804,643
Marriott International Inc. Class A	32,424	2,167,869
MGM Mirage (1)	9,992	707,633
Starwood Hotels & Resorts Worldwide Inc. (2)	34,862	2,092,766
Station Casinos Inc.	7,711	520,878
Wynn Resorts Ltd. (1) (2)	6,302	426,897

		10,773,389

MACHINERY—0.60%
AGCO Corp. (1)	15,612	284,919
Briggs & Stratton Corp. (2)	8,784	319,825
Caterpillar Inc.	57,951	5,299,039
Cummins Inc. (2)	6,972	490,480
Deere & Co.	41,973	2,817,647

Graco Inc.	11,849	478,226
Rockwell Automation Inc.	31,486	1,783,367
Zebra Technologies Corp. Class A (1)	9,580	454,954

		11,928,457

MANUFACTURING—4.99%
Brink’s Co. (The)	9,806	339,288
Carlisle Companies Inc. (2)	5,227	364,688
Crane Co. (2)	8,891	255,972
Danaher Corp.	39,897	2,130,899
Donaldson Co. Inc. (2)	13,266	428,226
Dover Corp.	34,630	1,308,668
Eastman Kodak Co. (2)	48,212	1,569,301
Eaton Corp. (2)	25,345	1,657,563
General Electric Co.	1,787,426	64,454,582
Harsco Corp.	7,111	423,887
Honeywell International Inc.	145,628	5,418,818
Illinois Tool Works Inc.	42,493	3,804,398
ITT Industries Inc.	15,783	1,424,258
Pall Corp. (2)	21,370	579,554
Pentair Inc. (2)	17,203	670,917
Roper Industries Inc. (2)	7,267	475,988
SPX Corp. (2)	12,717	550,392
Teleflex Inc. (2)	6,129	313,682
Textron Inc.	19,930	1,487,177
3M Co.	132,501	11,354,011

		99,012,269

MEDIA—3.77%
Belo (A.H.) Corp. (2)	16,956	409,318
Cablevision Systems Corp. (1)	29,347	823,183
Citadel Broadcasting Corp. (1)	9,477	130,119
Clear Channel Communications Inc. (2)	83,547	2,879,865
Comcast Corp. Class A (1)	362,791	12,255,080
Cox Radio Inc. Class A (1)	6,845	115,064
Dex Media Inc.	9,227	190,538
DIRECTV Group Inc. (The) (1) (2)	107,830	1,554,909
Dow Jones & Co. Inc. (2)	10,018	374,373
EchoStar Communications Corp.	38,237	1,118,432
Entercom Communications Corp. (1)	6,505	231,058
Gannett Co. Inc. (2)	43,058	3,405,027
Gemstar-TV Guide International Inc. (1)	42,207	183,600
Hearst-Argyle Television Inc.	5,211	132,880
Knight Ridder Inc. (2)	13,186	886,759
Lee Enterprises Inc. (2)	7,589	329,363
Liberty Media Corp. Class A	455,367	4,722,156
Liberty Media International Inc. Class A (1)	27,389	1,197,995
McClatchy Co. (The) Class A (2)	3,256	241,465
McGraw-Hill Companies Inc. (The)	32,300	2,818,175
Media General Inc. Class A	4,150	256,678
Meredith Corp.	6,277	293,450
New York Times Co. Class A (2)	25,321	926,242
Radio One Inc. Class D (1) (2)	13,944	205,674
Scripps (E.W.) Co. Class A (2)	10,545	514,069
Sirius Satellite Radio Inc. (1) (2)	224,488	1,261,623
Time Warner Inc. (1)	743,051	13,040,545
Tribune Co.	41,847	1,668,440
UnitedGlobalCom Inc. Class A (1)	59,183	559,871
Univision Communications Inc. Class A (1) (2)	39,085	1,082,264
Viacom Inc. Class B	254,770	8,873,639
Walt Disney Co. (The)	347,692	9,989,191
Washington Post Co. (The) Class B (2)	921	823,374
Westwood One Inc. (1)	12,759	259,646
Wiley (John) & Sons Inc. Class A	8,203	289,156
XM Satellite Radio Holdings Inc. Class A (1) (2)	27,140	854,910

		74,898,131

METAL FABRICATE & HARDWARE—0.07%
Precision Castparts Corp.	11,054	851,269
Timken Co. (The)	11,704	319,987

Worthington Industries Inc.	10,834	208,880

		1,380,136

MINING—0.53%
Alcoa Inc.	146,749	4,459,702
Freeport-McMoRan Copper & Gold Inc.	26,127	1,034,890
Newmont Mining Corp. (2)	67,836	2,866,071
Owens-Illinois Inc. (1)	18,398	462,526
Phelps Dodge Corp.	15,918	1,619,338
Southern Peru Copper Corp. (2)	2,490	138,095

		10,580,622

OFFICE & BUSINESS EQUIPMENT—0.22%
IKON Office Solutions Inc. (2)	20,177	199,551
Pitney Bowes Inc.	38,902	1,755,258
Xerox Corp. (1) (2)	162,380	2,460,057

		4,414,866

OFFICE FURNISHINGS—0.05%
Herman Miller Inc. (2)	12,555	378,157
HNI Corp. (2)	9,374	421,361
Steelcase Inc. Class A (2)	8,816	121,661

		921,179

OIL & GAS—7.28%
Amerada Hess Corp.	13,006	1,251,307
Anadarko Petroleum Corp.	40,378	3,072,766
Apache Corp.	54,863	3,359,261
Burlington Resources Inc.	66,922	3,350,785
Chesapeake Energy Corp.	53,424	1,172,123
ChevronTexaco Corp.	362,491	21,136,850
ConocoPhillips	116,186	12,529,498
Devon Energy Corp.	80,902	3,863,070
Diamond Offshore Drilling Inc. (2)	10,084	503,192
ENSCO International Inc.	25,320	953,551
EOG Resources Inc. (2)	39,666	1,933,321
Exxon Mobil Corp.	1,107,583	66,011,947
Kerr-McGee Corp.	24,529	1,921,357
Marathon Oil Corp.	58,231	2,732,199
Murphy Oil Corp.	13,747	1,357,241
Newfield Exploration Co. (1)	10,587	786,191
Noble Energy Inc.	9,769	664,487
Occidental Petroleum Corp.	66,033	4,699,569
Patina Oil & Gas Corp. (2)	12,060	482,400
Patterson-UTI Energy Inc. (2)	27,814	695,906
Pioneer Natural Resources Co. (2)	24,360	1,040,659
Pogo Producing Co.	10,633	523,569
Premcor Inc.	6,439	384,280
Pride International Inc. (1) (2)	18,921	469,998
Rowan Companies Inc.	17,674	528,983
Sunoco Inc.	11,944	1,236,443
Unocal Corp.	44,430	2,740,887
Valero Energy Corp.	43,417	3,181,164
XTO Energy Inc.	57,829	1,899,104

		144,482,108

OIL & GAS SERVICES—0.60%
Baker Hughes Inc.	56,140	2,497,669
BJ Services Co.	27,047	1,403,198
Cooper Cameron Corp. (1)	9,220	527,476
FMC Technologies Inc. (1) (2)	11,220	372,280
Grant Prideco Inc. (1)	20,467	494,483
Halliburton Co.	85,679	3,705,617
National Oilwell Varco Inc. (1)	28,058	1,310,297
Smith International Inc. (2)	17,601	1,104,111
Tidewater Inc. (2)	10,420	404,921

		11,820,052

PACKAGING & CONTAINERS—0.21%
Ball Corp.	18,879	783,101

Bemis Co. Inc.	18,209	566,664
Packaging Corporation of America (2)	10,227	248,414
Pactiv Corp. (1)	25,769	601,706
Sealed Air Corp. (1)	14,209	738,015
Smurfit-Stone Container Corp.	42,737	661,141
Sonoco Products Co. (2)	16,847	486,036

		4,085,077

PHARMACEUTICALS—5.91%
Abbott Laboratories	264,222	12,318,030
Accredo Health Inc. (1)	8,387	372,467
Allergan Inc.	22,096	1,535,009
American Pharmaceutical Partners Inc. (1) (2)	3,247	168,000
AmerisourceBergen Corp.	18,654	1,068,688
Amylin Pharmaceuticals Inc. (1) (2)	17,425	304,763
Andrx Corp. (1)	12,574	285,053
Barr Pharmaceuticals Inc. (1)	14,984	731,669
Bristol-Myers Squibb Co.	329,451	8,387,822
Cardinal Health Inc.	72,629	4,052,698
Caremark Rx Inc. (1)	78,186	3,110,239
Cephalon Inc. (1) (2)	9,556	447,507
Endo Pharmaceuticals Holdings Inc. (1)	8,171	184,256
Eon Labs Inc. (1)	5,070	153,317
Express Scripts Inc. (1) (2)	10,793	941,042
Eyetech Pharmaceuticals Inc. (1)	1,267	34,843
Forest Laboratories Inc. (1)	61,972	2,289,865
Gilead Sciences Inc. (1)	76,403	2,735,227
Hospira Inc. (1)	26,709	861,899
ImClone Systems Inc. (1)	11,308	390,126
IVAX Corp. (1)	33,747	667,178
Kinetic Concepts Inc. (1)	4,513	269,200
King Pharmaceuticals Inc. (1)	41,621	345,871
Lilly (Eli) & Co.	165,157	8,604,680
Medco Health Solutions Inc. (1)	45,663	2,263,515
Medicis Pharmaceutical Corp. Class A (2)	9,568	286,849
Merck & Co. Inc.	376,444	12,185,492
MGI Pharma Inc. (1) (2)	12,065	304,883
Mylan Laboratories Inc. (2)	45,187	800,714
NBTY Inc. (1)	9,410	236,097
Neurocrine Biosciences Inc. (1)	6,205	236,162
Omnicare Inc. (2)	17,773	630,053
OSI Pharmaceuticals Inc. (1)	8,317	343,825
Pfizer Inc.	1,292,349	33,950,008
Schering-Plough Corp.	248,428	4,508,968
Sepracor Inc. (1)	17,953	1,030,682
VCA Antech Inc. (1)	10,439	211,181
Watson Pharmaceuticals Inc. (1)	18,670	573,729
Wyeth	225,932	9,529,812

		117,351,419

PIPELINES—0.32%
Dynegy Inc. Class A (1) (2)	47,716	186,570
El Paso Corp.	109,421	1,157,674
Equitable Resources Inc.	10,715	615,470
Kinder Morgan Inc.	16,069	1,216,423
National Fuel Gas Co. (2)	12,357	353,287
Questar Corp.	14,075	833,944
Western Gas Resources Inc.	8,827	304,090
Williams Companies Inc.	93,654	1,761,632

		6,429,090

REAL ESTATE—0.05%
Forest City Enterprises Inc. Class A (2)	5,133	327,485
St. Joe Co. (The) (2)	9,398	632,485

		959,970

REAL ESTATE INVESTMENT TRUSTS—1.54%
AMB Property Corp.	14,017	529,843
Annaly Mortgage Management Inc. (2)	19,931	373,906
Apartment Investment & Management Co. Class A	16,137	600,296

Archstone-Smith Trust	33,444	1,140,775
Arden Realty Group Inc. (2)	11,166	377,969
AvalonBay Communities Inc. (2)	12,055	806,359
Boston Properties Inc.	13,899	837,137
BRE Properties Inc. Class A (2)	8,610	303,933
Camden Property Trust (2)	8,745	411,277
Catellus Development Corp. (2)	17,773	473,650
CBL & Associates Properties Inc.	3,733	266,947
CenterPoint Properties Trust (2)	7,971	326,811
Crescent Real Estate Equities Co.	13,720	224,185
Developers Diversified Realty Corp. (2)	18,485	734,779
Duke Realty Corp.	24,345	726,698
Equity Office Properties Trust	67,974	2,048,057
Equity Residential	47,698	1,536,353
Federal Realty Investment Trust (2)	8,857	428,236
General Growth Properties Inc.	40,372	1,376,685
Health Care Property Investors Inc.	22,600	530,422
Health Care REIT Inc. (2)	8,585	274,720
Hospitality Properties Trust	11,257	454,558
Host Marriott Corp. (2)	58,771	973,248
HRPT Properties Trust	34,240	407,798
iStar Financial Inc.	18,835	775,625
Kimco Realty Corp.	16,535	891,237
Liberty Property Trust	14,460	564,663
Macerich Co. (The)	10,081	537,116
Mack-Cali Realty Corp.	10,135	429,217
Mills Corp. (2)	9,250	489,325
New Plan Excel Realty Trust Inc. (2)	16,825	422,476
Pan Pacific Retail Properties Inc.	6,796	385,673
Plum Creek Timber Co. Inc.	30,921	1,103,880
ProLogis	30,637	1,136,633
Public Storage Inc.	13,859	789,131
Rayonier Inc. (2)	8,375	414,814
Reckson Associates Realty Corp.	13,870	425,809
Regency Centers Corp. (2)	10,258	488,589
Shurgard Storage Centers Inc. Class A	7,968	326,529
Simon Property Group Inc.	28,189	1,707,690
SL Green Realty Corp. (2)	7,008	393,990
Thornburg Mortgage Inc. (2)	15,423	432,461
Trizec Properties Inc.	15,235	289,465
United Dominion Realty Trust Inc. (2)	22,720	474,166
Ventas Inc.	13,958	348,392
Vornado Realty Trust	16,200	1,122,174
Weingarten Realty Investors (2)	12,705	438,450

		30,552,147

RETAIL—6.51%
Abercrombie & Fitch Co. Class A	14,588	835,017
Advance Auto Parts Inc. (1) (2)	12,697	640,564
American Eagle Outfitters Inc.	18,330	541,652
AnnTaylor Stores Corp. (1) (2)	11,856	303,395
Applebee’s International Inc.	13,735	378,537
AutoNation Inc. (1)	30,102	570,132
AutoZone Inc. (1)	9,358	801,981
Barnes & Noble Inc. (1)	9,002	310,479
Bed Bath & Beyond Inc. (1)	50,585	1,848,376
Best Buy Co. Inc.	44,623	2,410,088
Big Lots Inc. (1) (2)	20,564	247,179
BJ’s Wholesale Club Inc. (1) (2)	11,881	369,024
Blockbuster Inc.	30,554	269,792
Borders Group Inc.	13,043	347,205
Brinker International Inc. (1)	15,069	545,799
Cabela’s Inc. Class A (1)	1,829	37,732
CarMax Inc. (1) (2)	17,428	548,982
Cheesecake Factory (The) (1) (2)	13,348	473,187
Chico’s FAS Inc. (1) (2)	29,850	843,561
Circuit City Stores Inc.	34,042	546,374
Claire’s Stores Inc.	14,625	336,960
Copart Inc. (1) (2)	11,479	270,445
Costco Wholesale Corp.	77,424	3,420,592

CVS Corp.	67,026	3,526,908
Darden Restaurants Inc.	27,069	830,477
Dillard’s Inc. Class A (2)	10,448	281,051
Dollar General Corp.	50,336	1,102,862
Dollar Tree Stores Inc. (1) (2)	19,555	561,815
Family Dollar Stores Inc.	25,526	774,969
Federated Department Stores Inc.	28,480	1,812,467
Foot Locker Inc. (2)	26,495	776,304
Gap Inc. (The)	104,654	2,285,643
Home Depot Inc.	379,775	14,522,596
Kohl’s Corp. (1)	50,582	2,611,549
Limited Brands Inc.	59,998	1,457,951
Lowe’s Companies Inc. (2)	133,217	7,605,359
May Department Stores Co. (The)	48,821	1,807,353
McDonald’s Corp.	213,421	6,645,930
Michaels Stores Inc.	23,076	837,659
MSC Industrial Direct Co. Inc. Class A	5,564	170,036
Neiman-Marcus Group Inc. Class A	7,348	672,415
Nordstrom Inc.	18,352	1,016,334
Office Depot Inc. (1)	53,376	1,183,880
OfficeMax Inc.	15,965	534,828
O’Reilly Automotive Inc. (1) (2)	8,359	414,021
Outback Steakhouse Inc. (2)	10,833	496,043
Pacific Sunwear of California Inc. (1)	13,086	366,146
Penney (J.C.) Co. Inc. (Holding Co.)	41,023	2,129,914
PETCO Animal Supplies Inc. (1)	6,989	257,265
PETsMART Inc.	24,566	706,273
Pier 1 Imports Inc. (2)	14,653	267,124
RadioShack Corp.	27,086	663,607
Regis Corp.	7,584	310,413
Rite Aid Corp. (1)	75,795	300,148
Ross Stores Inc.	25,269	736,339
Ruby Tuesday Inc. (2)	11,522	279,869
Saks Inc.	21,990	396,920
Sears Holdings Corp. (1) (2)	18,060	2,405,099
7-Eleven Inc. (1)	4,364	104,823
Staples Inc.	83,840	2,635,091
Starbucks Corp. (1)	66,892	3,455,641
Talbots Inc. (The) (2)	3,076	98,370
Target Corp.	154,710	7,738,594
Tiffany & Co. (2)	25,123	867,246
TJX Companies Inc.	83,658	2,060,497
Toys R Us Inc. (1)	35,954	926,175
Urban Outfitters Inc. (1) (2)	7,717	370,184
Walgreen Co.	173,609	7,711,712
Wal-Mart Stores Inc.	434,401	21,767,834
Wendy’s International Inc.	19,214	750,115
Williams-Sonoma Inc. (1)	15,803	580,760
Yum! Brands Inc. (2)	48,778	2,527,188

		129,238,850

SAVINGS & LOANS—0.66%
Astoria Financial Corp.	18,843	476,728
Capitol Federal Financial (2)	3,534	122,418
Golden West Financial Corp.	42,035	2,543,118
Hudson City Bancorp Inc.	11,207	409,616
Independence Community Bank Corp.	14,028	547,092
New York Community Bancorp Inc. (2)	44,594	809,827
People’s Bank	6,423	263,022
Sovereign Bancorp Inc.	62,744	1,390,407
Washington Federal Inc. (2)	14,523	338,531
Washington Mutual Inc. (2)	147,602	5,830,279
Webster Financial Corp.	8,919	405,012

		13,136,050

SEMICONDUCTORS—3.17%
Advanced Micro Devices Inc. (1)	67,010	1,080,201
Agere Systems Inc. Class B (1)	296,413	420,906
Altera Corp. (1)	63,227	1,250,630
Amkor Technology Inc. (1)	16,425	63,401

Analog Devices Inc.	63,330	2,288,746
Applied Materials Inc. (1)	284,547	4,623,889
Applied Micro Circuits Corp. (1)	52,895	174,025
Atmel Corp. (1)	70,748	208,707
Broadcom Corp. Class A (1) (2)	44,476	1,330,722
Conexant Systems Inc. (1)	74,680	112,020
Cree Inc. (1) (2)	12,492	271,701
Cypress Semiconductor Corp. (1) (2)	22,572	284,407
Fairchild Semiconductor International Inc. Class A (1)	20,544	314,940
Freescale Semiconductor Inc. Class B (1)	65,289	1,126,235
Integrated Circuit Systems Inc. (1)	12,571	240,358
Intel Corp.	1,095,505	25,448,581
International Rectifier Corp. (1) (2)	11,379	517,745
Intersil Corp. Class A (2)	25,531	442,197
KLA-Tencor Corp. (1)	33,337	1,533,835
Lam Research Corp. (1)	22,527	650,129
Linear Technology Corp.	52,107	1,996,219
LSI Logic Corp. (1)	66,218	370,159
Maxim Integrated Products Inc.	54,289	2,218,791
MEMC Electronic Materials Inc. (1)	13,372	179,853
Microchip Technology Inc.	35,317	918,595
Micron Technology Inc. (1)	98,299	1,016,412
National Semiconductor Corp.	60,553	1,247,997
Novellus Systems Inc. (2)	23,471	627,380
NVIDIA Corp. (1)	28,438	675,687
PMC-Sierra Inc. (1) (2)	29,467	259,310
QLogic Corp. (1)	16,197	655,979
Rambus Inc. (1) (2)	14,963	225,492
Semtech Corp. (1)	12,762	228,057
Silicon Laboratories Inc. (1) (2)	6,393	189,936
Teradyne Inc. (1)	33,263	485,640
Texas Instruments Inc.	293,337	7,477,160
Xilinx Inc.	58,549	1,711,387

		62,867,429

SOFTWARE—3.93%
Activision Inc. (1)	31,611	467,843
Acxiom Corp.	14,505	303,590
Adobe Systems Inc.	40,247	2,703,391
Autodesk Inc.	39,702	1,181,532
Automatic Data Processing Inc.	99,662	4,479,807
Avid Technology Inc. (1)	5,855	316,873
BEA Systems Inc. (1)	62,729	499,950
BMC Software Inc. (1)	37,841	567,615
Certegy Inc.	10,789	373,515
Citrix Systems Inc. (1)	28,898	688,350
Computer Associates International Inc.	78,528	2,128,109
Compuware Corp. (1)	65,133	468,958
Dun & Bradstreet Corp. (1)	11,965	735,249
Electronic Arts Inc. (1) (2)	50,396	2,609,505
Fair Isaac Corp.	12,172	419,204
First Data Corp.	136,291	5,357,599
Fiserv Inc. (1) (2)	33,118	1,318,096
Global Payments Inc. (2)	4,825	311,164
IMS Health Inc.	39,606	965,990
Intuit Inc. (1)	28,250	1,236,503
Mercury Interactive Corp. (1) (2)	14,203	672,938
Microsoft Corp.	1,553,993	37,560,011
NAVTEQ Corp. (1)	6,886	298,508
Novell Inc. (1)	64,171	382,459
Oracle Corp. (1)	639,948	7,986,551
Pixar Inc. (1) (2)	4,215	411,173
Red Hat Inc. (1) (2)	28,062	306,156
SEI Investments Co.	10,866	392,915
Siebel Systems Inc. (1)	73,383	669,987
Sybase Inc. (1)	15,760	290,930
Total System Services Inc.	6,421	160,461
Veritas Software Corp. (1)	72,800	1,690,416

		77,955,348

TELECOMMUNICATIONS—5.58%
ADC Telecommunications Inc. (1)	137,973	274,566
ADTRAN Inc.	11,135	196,421
Alltel Corp. (2)	51,962	2,850,116
American Tower Corp. Class A (1) (2)	36,349	662,642
Andrew Corp. (1)	27,656	323,852
AT&T Corp.	133,809	2,508,919
Avaya Inc. (1)	72,353	845,083
BellSouth Corp.	310,819	8,171,432
CenturyTel Inc.	23,585	774,531
CIENA Corp. (1)	99,175	170,581
Cisco Systems Inc. (1)	1,145,270	20,488,880
Citizens Communications Co. (2)	57,598	745,318
Comverse Technology Inc. (1)	33,227	837,985
Corning Inc. (1)	231,293	2,574,291
Crown Castle International Corp. (1)	32,612	523,749
Enterasys Networks Inc. (1)	226	316
Foundry Networks Inc. (1)	20,570	203,643
Harris Corp.	22,794	744,224
IDT Corp. Class B (1) (2)	10,481	155,014
JDS Uniphase Corp. (1)	234,919	392,315
Juniper Networks Inc. (1)	89,221	1,968,215
Level 3 Communications Inc. (1) (2)	116,453	239,893
Lucent Technologies Inc. (1) (2)	721,718	1,984,725
Motorola Inc.	397,292	5,947,461
Nextel Communications Inc. Class A (1)	173,298	4,925,129
Nextel Partners Inc. Class A (1) (2)	21,076	462,829
NII Holdings Inc. Class B (1)	9,771	561,833
NTL Inc. (1)	11,672	743,156
Plantronics Inc. (2)	8,116	309,057
Polycom Inc. (1)	17,000	288,150
QUALCOMM Inc.	274,532	10,061,598
Qwest Communications International Inc. (1) (2)	251,911	932,071
SBC Communications Inc.	561,043	13,291,109
Scientific-Atlanta Inc.	26,110	736,824
SpectraSite Inc. (1)	6,694	388,051
Sprint Corp. (FON Group)	241,751	5,499,835
Telephone & Data Systems Inc. (2)	8,299	677,198
Tellabs Inc. (1)	78,753	574,897
3Com Corp. (1)	66,884	238,107
United States Cellular Corp. (1)	2,610	119,094
UTStarcom Inc. (1) (2)	15,682	171,718
Verizon Communications Inc.	469,266	16,658,943
Western Wireless Corp. Class A (1)	14,168	537,817

		110,761,588

TEXTILES—0.08%
Cintas Corp.	21,239	877,383
Mohawk Industries Inc. (1) (2)	8,855	746,477

		1,623,860

TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	26,355	538,960
Marvel Enterprises Inc. (1) (2)	12,432	248,640
Mattel Inc. (2)	71,028	1,516,448

		2,304,048

TRANSPORTATION—1.29%
Burlington Northern Santa Fe Corp.	62,566	3,374,184
CH Robinson Worldwide Inc. (2)	14,643	754,554
CNF Inc.	8,592	402,020
CSX Corp.	36,113	1,504,106
Expeditors International Washington Inc.	17,733	949,602
FedEx Corp.	50,426	4,737,523
Hunt (J.B.) Transport Services Inc.	9,494	415,552
Norfolk Southern Corp.	66,083	2,448,375
Ryder System Inc.	11,144	464,705
SIRVA Inc. (1)	3,647	25,930
Union Pacific Corp.	43,701	3,045,960
United Parcel Service Inc. Class B	96,840	7,044,142

Yellow Roadway Corp. (1) (2)	8,161	477,745

		25,644,398

WATER—0.02%
Aqua America Inc. (2)	15,841	385,887

		385,887

TOTAL COMMON STOCKS (Cost: $1,863,971,025)		1,982,925,779

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.08%

COMMERCIAL PAPER(3)—1.93%
Amstel Funding Corp.
2.95%, 08/19/05	$285,775	282,494
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	4,855,957	4,850,619
ANZ National Bank Ltd.
2.94%, 08/15/05	343,760	339,949
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	584,392	583,465
Cantabric Finance LLC
2.80%, 04/29/05	371,261	370,453
Chariot Funding LLC
2.70%, 04/06/05	185,631	185,561
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	694,396	693,805
Corporate Asset Funding
2.75%, 05/05/05	481,264	480,014
CRC Funding LLC
2.74%, 04/28/05	343,760	343,054
DEPFA Bank PLC
2.28%, 05/03/05	343,760	343,065
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	2,337,570	2,326,384
Fairway Finance LLC
3.15%, 09/15/05	611,584	602,647
Falcon Asset Securitization Corp.
2.75%, 04/14/05	275,008	274,736
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	852,525	850,830
Fortis Funding LLC
2.35%, 05/09/05	962,529	960,141
General Electric Capital Corp.
2.74%, 07/07/05	343,760	341,222
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	1,954,318	1,950,586
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	2,062,561	2,037,195
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	5,312,526	5,305,821
Kitty Hawk Funding Corp.
2.75%, 04/15/05	958,644	957,619
Liberty Street Funding Corp.
2.80%, 04/20/05	344,661	344,152
Moat Funding LLC
2.74%, 05/02/05	481,264	480,129
Mortgage Interest Networking Trust
2.77%, 04/13/05	570,642	570,115
New Center Asset Trust
2.80%, 04/15/05	687,520	686,772
Nordea North America Inc.
2.74%, 07/11/05	343,760	341,118
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	784,220	783,247

Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	2,213,610	2,210,442
Polonius Inc.
2.82%, 04/28/05	570,642	569,435
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	592,120	591,524
Ranger Funding Co. LLC
2.75%, 04/14/05	1,031,281	1,030,258
Santander Central Hispano
2.75%, 07/08/05	859,401	852,979
Scaldis Capital LLC
2.75%, 07/08/05	172,073	170,784
Societe Generale
2.75%, 05/03/05	618,768	617,256
Sydney Capital Corp.
2.75%, 04/12/05	1,200,204	1,199,196
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	598,143	597,259
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	599,064	598,454
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	448,353	447,907
Tulip Funding Corp.
2.71%, 04/08/05	568,545	568,245
Variable Funding Capital Corp.
2.80%, 04/20/05	529,391	528,608
Yorktown Capital LLC
2.80%, 04/20/05	1,079,407	1,077,813

		38,345,353

FLOATING RATE NOTES(3)—2.75%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	316,259	316,269
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	2,406,322	2,406,713
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	446,888	446,788
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	2,234,441	2,234,619
BMW US Capital LLC
2.82%, 04/18/06 (4)	687,520	687,520
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	2,337,570	2,337,173
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	2,062,561	2,062,479
Commodore CDO Ltd.
3.08%, 12/12/05	171,880	171,880
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	2,062,561	2,062,292
DEPFA Bank PLC
2.99%, 12/15/05	687,520	687,520
Dorada Finance Inc.
2.66%, 07/29/05 (4)	570,642	570,586
Fairway Finance LLC
2.80%, 06/20/05	343,760	343,753
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,375,041	1,375,041
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	893,777	893,813
General Electric Capital Corp.
2.86%, 03/09/06	309,384	309,778
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	251,032	251,032
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	446,888	446,888
Hartford Life Global Funding Trust
2.80%, 02/15/06	687,520	687,520
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	2,062,561	2,062,560

K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	3,093,842	3,093,888
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	721,896	721,896
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	2,818,834	2,819,465
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,375,041	1,375,041
Marshall & Ilsley Corp.
2.95%, 02/20/06	687,520	688,251
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,031,281	1,031,281
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,718,801	1,718,702
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	2,543,826	2,544,309
Norddeutsche Landesbank
2.63%, 07/27/05	687,520	687,443
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	2,062,561	2,062,561
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	2,440,698	2,440,699
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	378,136	378,061
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	3,506,354	3,506,492
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	2,115,500	2,115,431
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	2,062,561	2,062,562
Wells Fargo & Co.
2.78%, 03/15/06 (4)	343,760	343,806
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	2,406,322	2,406,140
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	3,465,103	3,464,870
Winston Funding Ltd.
2.75%, 04/25/05 (4)	490,890	490,890
World Savings Bank
2.71%, 09/09/05	240,632	240,622

		54,546,634

MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	2,750,082	2,750,082
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,669,590	1,669,590
BlackRock Temp Cash Money Market Fund (3)	128,217	128,217
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	288,194	288,194

		4,836,083

REPURCHASE AGREEMENTS(3)—1.98%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $15,126,666 and effective yields of 2.89% - 2.90%. (6)	$15,125,451	15,125,451
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $13,751,513 and an effective yield of 2.89%. (6)	13,750,409	13,750,409
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $10,313,635 and an effective yield of 2.89%. (6)	10,312,808	10,312,808

		39,188,668

TIME DEPOSITS(3)—1.09%
Abbey National Treasury Services PLC
1.39%, 04/08/05	481,264	481,263
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	687,520	687,520
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	962,529	962,528
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	893,777	893,776
First Tennessee Bank
2.77%, 04/15/05	343,760	343,760
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	852,525	852,525
Natexis Banques
2.98%, 08/18/05	687,520	687,520
Norddeutsche Landesbank
2.11%, 06/07/05	687,520	687,496
Rabobank Nederland NV NY
2.84%, 04/01/05	5,058,810	5,058,810
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	1,684,425	1,684,425
SunTrust Bank
2.68%, 05/03/05	687,520	687,461
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	2,337,570	2,337,499
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,237,537	1,237,533
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	3,403,226	3,403,226
Wells Fargo Bank N.A.
2.79%, 04/15/05	687,520	687,518
World Savings Bank
2.75%, 05/03/05	962,529	962,529

		21,655,389

U.S. GOVERNMENT AGENCY NOTES(3)—0.09%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	824,014	822,896
Federal National Mortgage Association
2.33%, 07/22/05	1,031,281	1,023,821

		1,846,717

TOTAL SHORT-TERM INVESTMENTS (Cost: $160,418,844)		160,418,844

TOTAL INVESTMENTS IN SECURITIES — 107.99% (Cost: $2,024,389,869)		2,143,344,623
Other Assets, Less Liabilities — (7.99%)		(158,552,363)

NET ASSETS — 100.00%		$1,984,792,260

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.46%
Getty Images Inc. (1) (2)	24,515	$1,743,261
Harte-Hanks Inc. (2)	29,200	804,752
Interpublic Group of Companies Inc. (1) (2)	161,067	1,977,903
Lamar Advertising Co. (1) (2)	37,919	1,527,757
Omnicom Group Inc. (2)	91,576	8,106,308
West Corp. (1)	8,916	285,312

		14,445,293

AEROSPACE & DEFENSE—1.38%
Alliant Techsystems Inc. (1) (2)	13,915	994,227
Boeing Co. (The) (2)	421,076	24,616,103
General Dynamics Corp.	17,874	1,913,412
L-3 Communications Holdings Inc.	29,949	2,126,978
Rockwell Collins Inc. (2)	101,144	4,813,443
United Defense Industries Inc.	21,351	1,567,590
United Technologies Corp.	70,372	7,154,018

		43,185,771

AIRLINES—0.21%
AMR Corp. (1) (2)	42,648	456,334
JetBlue Airways Corp. (1) (2)	51,837	986,976
Southwest Airlines Co.	356,170	5,071,861

		6,515,171

APPAREL—0.49%
Coach Inc. (1)	107,438	6,084,214
Columbia Sportswear Co. (1) (2)	8,108	431,589
Nike Inc. Class B	93,228	7,766,825
Polo Ralph Lauren Corp. (2)	3,748	145,422
Reebok International Ltd. (2)	4,034	178,706
Timberland Co. Class A (1)	11,634	825,200

		15,431,956

AUTO MANUFACTURERS—0.07%
Navistar International Corp. (1)	19,465	708,526
Oshkosh Truck Corp. (2)	17,936	1,470,573

		2,179,099

AUTO PARTS & EQUIPMENT—0.06%
BorgWarner Inc. (2)	7,632	371,526
Johnson Controls Inc.	26,961	1,503,345

		1,874,871

BANKS—1.16%
Bank of New York Co. Inc. (The)	58,869	1,710,144
Commerce Bancorp Inc. (2)	78,685	2,554,902
Fifth Third Bancorp	218,579	9,394,525
First Marblehead Corp. (The) (1)	10,748	618,332
Fremont General Corp. (2)	26,417	580,910
Genworth Financial Inc. Class A	11,719	322,507
Investors Financial Services Corp. (2)	37,613	1,839,652
Mellon Financial Corp.	73,959	2,110,790
NewAlliance Bancshares Inc.	51,982	727,748
North Fork Bancorp Inc.	48,337	1,340,868
Northern Trust Corp.	33,601	1,459,627

State Street Corp.	93,135	4,071,862
Synovus Financial Corp. (2)	120,239	3,349,859
TCF Financial Corp. (2)	70,913	1,925,288
U.S. Bancorp	95,046	2,739,226
UCBH Holdings Inc. (2)	25,637	1,022,916
Valley National Bancorp (2)	3,623	93,401
W Holding Co. Inc.	36,775	370,324

		36,232,881

BEVERAGES—3.72%
Anheuser-Busch Companies Inc.	417,226	19,772,340
Brown-Forman Corp. Class B (2)	16,916	926,151
Coca-Cola Co. (The)	1,074,634	44,779,999
Pepsi Bottling Group Inc.	78,569	2,188,147
PepsiCo Inc.	922,277	48,908,349

		116,574,986

BIOTECHNOLOGY—2.83%
Affymetrix Inc. (1) (2)	34,355	1,471,768
Amgen Inc. (1)	739,236	43,030,928
Biogen Idec Inc. (1)	184,081	6,352,635
Celgene Corp. (1)	93,239	3,174,788
Charles River Laboratories International Inc. (1) (2)	34,333	1,615,024
Chiron Corp. (1) (2)	62,417	2,188,340
Genentech Inc. (1)	253,107	14,328,387
Genzyme Corp. (1) (2)	139,674	7,994,940
ICOS Corp. (1) (2)	14,384	323,065
Invitrogen Corp. (1) (2)	14,501	1,003,469
Martek Biosciences Corp. (1) (2)	15,756	916,842
MedImmune Inc. (1)	141,834	3,377,068
Millennium Pharmaceuticals Inc. (1) (2)	94,294	793,955
Millipore Corp. (1) (2)	28,390	1,232,126
Nektar Therapeutics (1) (2)	48,258	672,717
Protein Design Labs Inc. (1) (2)	9,608	153,632

		88,629,684

BUILDING MATERIALS—0.17%
American Standard Companies Inc.	106,016	4,927,624
Florida Rock Industries Inc.	4,416	259,749

		5,187,373

CHEMICALS—0.33%
Celanese Corp. Class A (1)	3,075	55,319
Dow Chemical Co. (The)	34,350	1,712,347
Ecolab Inc.	105,072	3,472,630
Huntsman Corp. (1)	4,531	105,663
International Flavors & Fragrances Inc.	40,422	1,596,669
Praxair Inc.	53,319	2,551,847
Sherwin-Williams Co. (The)	5,807	255,450
Sigma-Aldrich Corp.	9,259	567,114

		10,317,039

COAL—0.07%
Arch Coal Inc.	13,688	588,721
CONSOL Energy Inc. (2)	32,388	1,522,884

		2,111,605

COMMERCIAL SERVICES—1.71%
Alliance Data Systems Corp. (1) (2)	25,791	1,041,956
Apollo Group Inc. Class A (1)	82,985	6,145,869
ARAMARK Corp. Class B (2)	57,771	1,518,222
BearingPoint Inc. (1)	13,487	118,281
Block (H & R) Inc.	93,962	4,752,598
Career Education Corp. (1)	57,663	1,975,534
Cendant Corp.	135,493	2,783,026
ChoicePoint Inc. (1)	50,365	2,020,140
Corinthian Colleges Inc. (1) (2)	51,155	804,157
Corporate Executive Board Co. (The) (2)	22,390	1,431,840
DeVry Inc. (1) (2)	33,827	640,007
Education Management Corp. (1)	42,227	1,180,245

Equifax Inc. (2)	50,223	1,541,344
Hewitt Associates Inc. Class A (1) (2)	22,862	608,129
Iron Mountain Inc. (1) (2)	62,937	1,815,103
ITT Educational Services Inc. (1) (2)	25,947	1,258,429
Laureate Education Inc. (1) (2)	17,366	743,091
Manpower Inc.	24,425	1,062,976
McKesson Corp.	75,093	2,834,761
MoneyGram International Inc. (2)	22,522	425,441
Moody’s Corp.	71,687	5,796,611
Paychex Inc. (2)	188,546	6,188,080
Pharmaceutical Product Development Inc. (1)	27,191	1,317,404
PHH Corp. (1)	6,774	148,147
Rent-A-Center Inc. (1)	25,019	683,269
Robert Half International Inc. (2)	84,407	2,275,613
ServiceMaster Co. (The) (2)	96,804	1,306,854
Viad Corp.	5,514	148,327
Weight Watchers International Inc. (1) (2)	23,160	995,417

		53,560,871

COMPUTERS—5.55%
Affiliated Computer Services Inc. Class A (1) (2)	48,590	2,586,932
Apple Computer Inc. (1)	231,013	9,626,312
Cadence Design Systems Inc. (1)	88,416	1,321,819
Ceridian Corp. (1)	55,040	938,432
Cognizant Technology Solutions Corp. (1) (2)	73,884	3,413,441
Dell Inc. (1)	1,444,406	55,494,079
DST Systems Inc. (1)	40,541	1,872,183
EMC Corp. (1)	1,102,074	13,577,552
Henry (Jack) & Associates Inc.	38,812	698,228
International Business Machines Corp.	639,428	58,430,931
Lexmark International Inc. (1) (2)	74,173	5,931,615
Maxtor Corp. (1)	57,302	304,847
National Instruments Corp. (2)	30,408	822,536
NCR Corp. (1) (2)	85,515	2,885,276
Network Appliance Inc. (1)	185,351	5,126,809
Reynolds & Reynolds Co. (The) Class A (2)	33,011	893,278
SanDisk Corp. (1)	85,091	2,365,530
Storage Technology Corp. (1)	12,431	382,875
SunGard Data Systems Inc. (1)	144,804	4,995,738
Synopsys Inc. (1)	83,469	1,510,789
Unisys Corp. (1)	9,364	66,110
Western Digital Corp. (1)	32,312	411,978

		173,657,290

COSMETICS & PERSONAL CARE—4.30%
Alberto-Culver Co.	34,368	1,644,852
Avon Products Inc.	269,254	11,561,767
Colgate-Palmolive Co.	252,614	13,178,872
Estee Lauder Companies Inc. Class A	61,632	2,772,207
Gillette Co. (The)	529,783	26,743,446
Kimberly-Clark Corp.	120,120	7,895,488
Procter & Gamble Co. (2)	1,337,582	70,891,846

		134,688,478

DISTRIBUTION & WHOLESALE—0.16%
CDW Corp. (2)	36,628	2,076,075
Fastenal Co. (2)	34,699	1,919,202
Grainger (W.W.) Inc.	3,680	229,154
Hughes Supply Inc.	16,511	491,202
Ingram Micro Inc. Class A (1)	8,959	149,347

		4,864,980

DIVERSIFIED FINANCIAL SERVICES—4.24%
American Express Co. (2)	644,058	33,085,259
Ameritrade Holding Corp. (1) (2)	134,671	1,374,991
BlackRock Inc.	10,447	782,794
Capital One Financial Corp. (2)	98,484	7,363,649
CapitalSource Inc. (1) (2)	37,213	855,899
Chicago Mercantile Exchange Holdings Inc. (2)	18,830	3,653,585
Doral Financial Corp. (2)	49,472	1,082,942

E*TRADE Financial Corp. (1)	120,167	1,442,004
Eaton Vance Corp. (2)	78,127	1,831,297
Federal Home Loan Mortgage Corp.	31,226	1,973,483
Federal National Mortgage Association	553,150	30,119,017
Federated Investors Inc. Class B	42,776	1,210,989
Franklin Resources Inc.	10,897	748,079
Friedman, Billings, Ramsey Group Inc. Class A (2)	45,013	714,356
Goldman Sachs Group Inc.	11,898	1,308,661
IndyMac Bancorp Inc.	16,970	576,980
Instinet Group Inc. (1)	2,884	16,958
Legg Mason Inc. (2)	59,854	4,676,992
MBNA Corp.	475,081	11,663,239
Morgan Stanley	79,680	4,561,680
Nuveen Investments Inc. Class A (2)	7,627	261,759
Providian Financial Corp. (1)	46,412	796,430
Schwab (Charles) Corp. (The)	501,434	5,270,071
SLM Corp.	250,490	12,484,422
T. Rowe Price Group Inc.	62,052	3,684,648
Waddell & Reed Financial Inc. Class A (2)	47,675	941,104
Westcorp Inc.	4,894	206,771
WFS Financial Inc.	1,658	71,543

		132,759,602

ELECTRIC—0.20%
AES Corp. (The) (1)	363,426	5,952,918
Allegheny Energy Inc. (1) (2)	14,351	296,492

		6,249,410

ELECTRICAL COMPONENTS & EQUIPMENT—0.27%
American Power Conversion Corp.	53,362	1,393,282
AMETEK Inc.	27,076	1,089,809
Emerson Electric Co.	49,084	3,187,024
Energizer Holdings Inc. (1) (2)	17,900	1,070,420
Molex Inc. (2)	65,276	1,720,675

		8,461,210

ELECTRONICS—0.88%
Agilent Technologies Inc. (1)	250,211	5,554,684
Amphenol Corp. Class A	39,081	1,447,560
AVX Corp. (2)	10,382	127,179
Cogent Inc. (1)	8,171	205,746
Dolby Laboratories Inc. Class A (1)	13,362	314,007
Fisher Scientific International Inc. (1) (2)	62,171	3,538,773
FLIR Systems Inc. (1) (2)	38,112	1,154,794
Gentex Corp. (2)	43,985	1,403,121
Jabil Circuit Inc. (1) (2)	93,471	2,665,793
Mettler Toledo International Inc. (1)	14,462	686,945
PerkinElmer Inc.	38,262	789,345
Sanmina-SCI Corp. (1)	152,245	794,719
Solectron Corp. (1)	532,803	1,848,826
Symbol Technologies Inc.	133,526	1,934,792
Tektronix Inc.	44,163	1,083,318
Thermo Electron Corp. (1)	53,748	1,359,287
Vishay Intertechnology Inc. (1)	15,598	193,883
Waters Corp. (1)	68,085	2,436,762

		27,539,534

ENGINEERING & CONSTRUCTION—0.08%
Fluor Corp. (2)	18,418	1,020,910
Jacobs Engineering Group Inc. (1) (2)	25,729	1,335,850

		2,356,760

ENTERTAINMENT—0.27%
DreamWorks Animation SKG Inc. Class A (1)	7,995	325,476
GTECH Holdings Corp.	68,269	1,606,370
International Game Technology Inc. (2)	199,097	5,307,926
International Speedway Corp. Class A (2)	17,142	929,953
Metro-Goldwyn-Mayer Inc.	9,342	111,637

Regal Entertainment Group Class A	3,078	64,730

		8,346,092

ENVIRONMENTAL CONTROL—0.29%
Allied Waste Industries Inc. (1)	66,936	489,302
Nalco Holding Co. (1)	4,274	80,479
Stericycle Inc. (1) (2)	24,692	1,091,386
Waste Management Inc.	261,635	7,548,170

		9,209,337

FOOD—1.37%
Campbell Soup Co.	65,907	1,912,621
Heinz (H.J.) Co.	102,804	3,787,299
Hershey Foods Corp.	76,984	4,654,453
Kellogg Co.	79,845	3,454,893
McCormick & Co. Inc. NVS (2)	59,069	2,033,746
Sara Lee Corp.	219,121	4,855,721
Sysco Corp.	364,892	13,063,134
Whole Foods Market Inc.	35,216	3,596,610
Wrigley (William Jr.) Co.	84,112	5,515,224

		42,873,701

FOREST PRODUCTS & PAPER—0.00%
Neenah Paper Inc.	3,700	124,394

		124,394

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	39,608	3,128,636

		3,128,636

HEALTH CARE-PRODUCTS—8.09%
Bard (C.R.) Inc.	59,527	4,052,598
Bausch & Lomb Inc.	19,118	1,401,349
Baxter International Inc.	317,210	10,778,796
Beckman Coulter Inc.	35,078	2,330,933
Becton, Dickinson & Co.	144,494	8,441,339
Biomet Inc.	145,195	5,270,578
Boston Scientific Corp. (1)	377,393	11,053,841
Cooper Companies Inc. (2)	23,062	1,681,220
Cytyc Corp. (1)	62,897	1,447,260
Dade Behring Holdings Inc. (1)	20,969	1,235,703
DENTSPLY International Inc.	45,863	2,495,406
Edwards Lifesciences Corp. (1) (2)	33,818	1,461,614
Gen-Probe Inc. (1)	27,952	1,245,541
Guidant Corp.	178,986	13,227,065
Henry Schein Inc. (1) (2)	44,988	1,612,370
Hillenbrand Industries Inc.	7,045	390,786
IDEXX Laboratories Inc. (1) (2)	18,651	1,010,138
INAMED Corp. (1)	20,422	1,427,089
Johnson & Johnson	1,693,779	113,754,198
Medtronic Inc.	691,925	35,253,579
Patterson Companies Inc. (1) (2)	69,757	3,484,362
ResMed Inc. (1) (2)	19,158	1,080,511
Respironics Inc. (1)	19,780	1,152,581
St. Jude Medical Inc. (1)	201,001	7,236,036
Stryker Corp.	163,225	7,281,467
Varian Medical Systems Inc. (1) (2)	78,435	2,688,752
Zimmer Holdings Inc. (1)	139,232	10,833,642

		253,328,754

HEALTH CARE-SERVICES—2.80%
Aetna Inc.	53,517	4,011,099
Community Health Systems Inc. (1) (2)	17,628	615,393
Covance Inc. (1)	35,732	1,701,201
Coventry Health Care Inc. (1)	60,001	4,088,468
DaVita Inc. (1) (2)	56,554	2,366,785
HCA Inc. (2)	95,878	5,136,184
Health Management Associates Inc. Class A	122,859	3,216,449
Laboratory Corp. of America Holdings (1)	76,325	3,678,865
Lincare Holdings Inc. (1) (2)	56,599	2,503,374

Manor Care Inc.	41,312	1,502,104
PacifiCare Health Systems Inc. (1)	11,081	630,731
Quest Diagnostics Inc.	46,459	4,884,235
Renal Care Group Inc. (1) (2)	37,956	1,440,051
Triad Hospitals Inc. (1) (2)	15,812	792,181
UnitedHealth Group Inc.	381,096	36,348,936
Universal Health Services Inc. Class B	14,659	768,132
WellChoice Inc. (1)	4,865	259,353
WellPoint Inc. (1)	109,653	13,745,004

		87,688,545

HOME BUILDERS—0.44%
Centex Corp.	33,892	1,940,995
D.R. Horton Inc.	96,865	2,832,333
Hovnanian Enterprises Inc. Class A (1) (2)	14,405	734,655
KB Home	1,033	121,336
Lennar Corp. Class A	31,617	1,792,052
M.D.C. Holdings Inc. (2)	9,863	686,958
NVR Inc. (1) (2)	3,085	2,421,725
Pulte Homes Inc. (2)	24,993	1,840,235
Ryland Group Inc.	4,457	276,423
Standard-Pacific Corp.	1,016	73,345
Toll Brothers Inc. (1)	12,373	975,611

		13,695,668

HOME FURNISHINGS—0.14%
Harman International Industries Inc.	33,550	2,967,833
Leggett & Platt Inc. (2)	41,112	1,187,315
Maytag Corp. (2)	25,034	349,725

		4,504,873

HOUSEHOLD PRODUCTS & WARES—0.48%
Avery Dennison Corp.	62,977	3,900,166
Church & Dwight Co. Inc. (2)	35,057	1,243,472
Clorox Co.	43,948	2,768,285
Fortune Brands Inc.	78,457	6,325,988
Fossil Inc. (1)	22,288	577,816
Scotts Miracle-Gro Co. (The) Class A (1)	2,552	179,227

		14,994,954

HOUSEWARES—0.01%
Newell Rubbermaid Inc. (2)	11,836	259,682

		259,682

INSURANCE—2.51%
AFLAC Inc.	261,748	9,752,730
Ambac Financial Group Inc.	14,894	1,113,326
American International Group Inc.	875,735	48,524,476
Berkley (W.R.) Corp.	3,091	153,314
Brown & Brown Inc.	31,196	1,437,824
Gallagher (Arthur J.) & Co. (2)	49,040	1,412,352
HCC Insurance Holdings Inc.	10,462	378,306
Markel Corp. (1) (2)	2,136	737,369
Marsh & McLennan Companies Inc.	298,569	9,082,469
Progressive Corp. (The)	17,860	1,638,834
Prudential Financial Inc.	50,558	2,902,029
Radian Group Inc.	17,480	834,495
Transatlantic Holdings Inc.	1,569	103,899
Unitrin Inc.	11,565	525,051

		78,596,474

INTERNET—2.41%
Akamai Technologies Inc. (1) (2)	61,838	787,198
Amazon.com Inc. (1)	169,421	5,806,058
Ask Jeeves Inc. (1)	33,280	934,502
Avocent Corp. (1)	24,464	627,746
CheckFree Corp. (1) (2)	29,938	1,220,273
eBay Inc. (1)	592,774	22,086,759
Google Inc. Class A (1)	10,251	1,850,408
IAC/InterActiveCorp (1) (2)	92,433	2,058,483

Macromedia Inc. (1) (2)	42,128	1,411,288
McAfee Inc. (1)	74,861	1,688,864
Monster Worldwide Inc. (1) (2)	57,439	1,611,164
NetFlix Inc. (1) (2)	19,709	213,843
Symantec Corp. (1) (2)	404,788	8,634,128
TIBCO Software Inc. (1)	97,155	723,805
VeriSign Inc. (1)	98,573	2,829,045
WebMD Corp. (1) (2)	107,634	914,889
Yahoo! Inc. (1)	653,332	22,147,955

		75,546,408

INVESTMENT COMPANIES—0.02%
American Capital Strategies Ltd. (2)	17,403	546,628

		546,628

IRON & STEEL—0.08%
International Steel Group Inc. (1)	880	34,760
Nucor Corp.	44,493	2,561,017

		2,595,777

LEISURE TIME—0.41%
Brunswick Corp.	31,269	1,464,953
Harley-Davidson Inc.	168,398	9,726,668
Polaris Industries Inc. (2)	24,420	1,715,017

		12,906,638

LODGING—0.73%
Choice Hotels International Inc.	9,898	613,181
Harrah’s Entertainment Inc.	35,126	2,268,437
Hilton Hotels Corp.	186,942	4,178,154
Las Vegas Sands Corp. (1)	8,695	391,275
Mandalay Resort Group	38,458	2,710,904
Marriott International Inc. Class A	96,802	6,472,182
MGM Mirage (1)	6,477	458,701
Starwood Hotels & Resorts Worldwide Inc.	42,356	2,542,631
Station Casinos Inc.	25,307	1,709,488
Wynn Resorts Ltd. (1) (2)	20,585	1,394,428

		22,739,381

MACHINERY—0.82%
Briggs & Stratton Corp. (2)	22,362	814,200
Caterpillar Inc.	149,072	13,631,144
Deere & Co.	59,925	4,022,765
Graco Inc.	39,808	1,606,651
Rockwell Automation Inc.	69,114	3,914,617
Zebra Technologies Corp. Class A (1) (2)	33,061	1,570,067

		25,559,444

MANUFACTURING—2.96%
Brink’s Co. (The)	30,970	1,071,562
Danaher Corp.	135,145	7,218,094
Donaldson Co. Inc. (2)	44,336	1,431,166
Dover Corp.	93,420	3,530,342
General Electric Co.	698,784	25,198,151
Harsco Corp.	7,864	468,773
Illinois Tool Works Inc.	134,368	12,029,967
ITT Industries Inc.	19,410	1,751,558
Pall Corp.	6,482	175,792
Roper Industries Inc. (2)	21,364	1,399,342
SPX Corp. (2)	2,540	109,931
3M Co.	446,193	38,234,278

		92,618,956

MEDIA—2.63%
Belo (A.H.) Corp. (2)	34,143	824,212
Cablevision Systems Corp. (1)	84,651	2,374,461
Citadel Broadcasting Corp. (1)	13,287	182,431
Clear Channel Communications Inc.	124,032	4,275,383
Cox Radio Inc. Class A (1) (2)	9,095	152,887
Dex Media Inc. (2)	19,139	395,220

DIRECTV Group Inc. (The) (1)	325,131	4,688,389
Dow Jones & Co. Inc. (2)	33,703	1,259,481
EchoStar Communications Corp.	129,145	3,777,491
Entercom Communications Corp. (1)	10,715	380,597
Gemstar-TV Guide International Inc. (1)	55,028	239,372
Knight Ridder Inc.	7,661	515,202
Liberty Media Corp. Class A	737,171	7,644,463
Liberty Media International Inc. Class A (1)	59,185	2,588,752
McGraw-Hill Companies Inc. (The)	109,302	9,536,599
Media General Inc. Class A	6,432	397,819
Meredith Corp.	20,924	978,197
New York Times Co. Class A (2)	77,147	2,822,037
Radio One Inc. Class D (1)	22,385	330,179
Scripps (E.W.) Co. Class A (2)	35,933	1,751,734
Time Warner Inc. (1)	470,473	8,256,801
UnitedGlobalCom Inc. Class A (1) (2)	155,163	1,467,842
Univision Communications Inc. Class A (1) (2)	79,676	2,206,228
Viacom Inc. Class B	219,616	7,649,225
Walt Disney Co. (The)	347,770	9,991,432
Washington Post Co. (The) Class B (2)	3,146	2,812,524
Westwood One Inc. (1) (2)	42,991	874,867
Wiley (John) & Sons Inc. Class A	26,900	948,225
XM Satellite Radio Holdings Inc. Class A (1) (2)	91,871	2,893,936

		82,215,986

METAL FABRICATE & HARDWARE—0.08%
Precision Castparts Corp. (2)	19,665	1,514,402
Timken Co. (The)	19,784	540,895
Worthington Industries Inc.	30,545	588,908

		2,644,205

MINING—0.63%
Alcoa Inc.	320,965	9,754,126
Freeport-McMoRan Copper & Gold Inc. (2)	87,734	3,475,144
Newmont Mining Corp.	147,356	6,225,791
Southern Peru Copper Corp. (2)	4,018	222,838

		19,677,899

OFFICE & BUSINESS EQUIPMENT—0.13%
Pitney Bowes Inc.	73,020	3,294,662
Xerox Corp. (1)	49,646	752,137

		4,046,799

OFFICE FURNISHINGS—0.08%
Herman Miller Inc. (2)	40,891	1,231,637
HNI Corp. (2)	31,280	1,406,036

		2,637,673

OIL & GAS—0.58%
Burlington Resources Inc.	26,964	1,350,087
Diamond Offshore Drilling Inc. (2)	17,827	889,567
ENSCO International Inc. (2)	47,933	1,805,157
Newfield Exploration Co. (1)	17,479	1,297,991
Patina Oil & Gas Corp. (2)	40,591	1,623,640
Patterson-UTI Energy Inc.	87,962	2,200,809
Pioneer Natural Resources Co. (2)	14,224	607,649
Pogo Producing Co.	7,607	374,569
Pride International Inc. (1) (2)	30,290	752,404
Rowan Companies Inc.	30,726	919,629
XTO Energy Inc.	194,482	6,386,789

		18,208,291

OIL & GAS SERVICES—1.12%
Baker Hughes Inc.	190,027	8,454,301
BJ Services Co. (2)	91,789	4,762,013
Cooper Cameron Corp. (1)	6,558	375,183
FMC Technologies Inc. (1) (2)	38,466	1,276,302
Grant Prideco Inc. (1) (2)	69,542	1,680,135
Halliburton Co.	288,387	12,472,738
National Oilwell Varco Inc. (1)	37,714	1,761,251

Smith International Inc. (2)	59,540	3,734,944
Tidewater Inc. (2)	16,409	637,654

		35,154,521

PACKAGING & CONTAINERS—0.15%
Ball Corp.	32,188	1,335,158
Pactiv Corp. (1)	58,745	1,371,696
Sealed Air Corp. (1)	40,278	2,092,039

		4,798,893

PHARMACEUTICALS—10.23%
Abbott Laboratories	890,254	41,503,641
Accredo Health Inc. (1)	27,594	1,225,450
Allergan Inc.	74,937	5,205,873
American Pharmaceutical Partners Inc. (1) (2)	10,719	554,601
AmerisourceBergen Corp.	17,249	988,195
Amylin Pharmaceuticals Inc. (1) (2)	58,560	1,024,214
Andrx Corp. (1) (2)	41,177	933,483
Barr Pharmaceuticals Inc. (1)	50,249	2,453,659
Bristol-Myers Squibb Co.	326,115	8,302,888
Cardinal Health Inc.	245,605	13,704,759
Caremark Rx Inc. (1)	150,535	5,988,282
Cephalon Inc. (1) (2)	32,318	1,513,452
Endo Pharmaceuticals Holdings Inc. (1) (2)	26,415	595,658
Eon Labs Inc. (1)	15,841	479,032
Express Scripts Inc. (1) (2)	35,486	3,094,024
Eyetech Pharmaceuticals Inc. (1)	3,050	83,875
Forest Laboratories Inc. (1)	209,817	7,752,738
Gilead Sciences Inc. (1)	256,363	9,177,795
ImClone Systems Inc. (1) (2)	38,410	1,325,145
IVAX Corp. (1) (2)	111,443	2,203,228
Kinetic Concepts Inc. (1)	15,019	895,883
Lilly (Eli) & Co.	556,358	28,986,252
Medco Health Solutions Inc. (1)	67,166	3,329,419
Medicis Pharmaceutical Corp. Class A (2)	32,369	970,423
Merck & Co. Inc.	565,610	18,308,796
MGI Pharma Inc. (1) (2)	39,948	1,009,486
Mylan Laboratories Inc. (2)	152,854	2,708,573
NBTY Inc. (1) (2)	31,644	793,948
Neurocrine Biosciences Inc. (1)	20,597	783,922
Omnicare Inc. (2)	48,262	1,710,888
OSI Pharmaceuticals Inc. (1) (2)	28,225	1,166,821
Pfizer Inc.	4,353,694	114,371,541
Schering-Plough Corp.	839,967	15,245,401
Sepracor Inc. (1) (2)	59,924	3,440,237
VCA Antech Inc. (1) (2)	36,314	734,632
Watson Pharmaceuticals Inc. (1)	16,986	521,980
Wyeth	404,848	17,076,489

		320,164,683

PIPELINES—0.02%
Kinder Morgan Inc.	8,656	655,259

		655,259

REAL ESTATE—0.07%
St. Joe Co. (The)	31,689	2,132,670

		2,132,670

REAL ESTATE INVESTMENT TRUSTS—0.20%
Catellus Development Corp.	59,170	1,576,880
CBL & Associates Properties Inc. (2)	5,205	372,210
General Growth Properties Inc.	16,324	556,648
Mills Corp.	12,382	655,008
Regency Centers Corp.	20,346	969,080
Ventas Inc.	26,439	659,917
Weingarten Realty Investors (2)	38,908	1,342,715

		6,132,458

RETAIL—10.41%
Abercrombie & Fitch Co. Class A	49,764	2,848,491

Advance Auto Parts Inc. (1) (2)	42,291	2,133,581
American Eagle Outfitters Inc.	56,534	1,670,580
AnnTaylor Stores Corp. (1) (2)	26,840	686,836
Applebee’s International Inc.	46,836	1,290,800
AutoZone Inc. (1) (2)	31,832	2,728,002
Barnes & Noble Inc. (1)	2,675	92,261
Bed Bath & Beyond Inc. (1)	171,505	6,266,793
Best Buy Co. Inc.	151,075	8,159,561
Big Lots Inc. (1) (2)	27,864	334,925
Blockbuster Inc.	29,841	263,496
Brinker International Inc. (1)	46,935	1,699,986
Cabela’s Inc. Class A (1)	4,122	85,037
CarMax Inc. (1) (2)	59,083	1,861,114
Cheesecake Factory (The) (1) (2)	44,634	1,582,275
Chico’s FAS Inc. (1) (2)	101,585	2,870,792
Circuit City Stores Inc.	19,874	318,978
Claire’s Stores Inc.	46,651	1,074,839
Copart Inc. (1) (2)	38,235	900,817
Costco Wholesale Corp.	16,295	719,913
CVS Corp.	25,708	1,352,755
Darden Restaurants Inc.	40,298	1,236,343
Dollar General Corp.	168,225	3,685,810
Dollar Tree Stores Inc. (1) (2)	64,618	1,856,475
Family Dollar Stores Inc.	86,730	2,633,123
Foot Locker Inc. (2)	37,744	1,105,899
Gap Inc. (The)	354,371	7,739,463
Home Depot Inc.	1,172,883	44,851,046
Kohl’s Corp. (1)	171,200	8,839,056
Limited Brands Inc.	10,778	261,905
Lowe’s Companies Inc.	448,711	25,616,911
Michaels Stores Inc.	78,819	2,861,130
MSC Industrial Direct Co. Inc. Class A (2)	18,288	558,881
Nordstrom Inc.	41,769	2,313,167
O’Reilly Automotive Inc. (1) (2)	27,712	1,372,575
Outback Steakhouse Inc. (2)	31,763	1,454,428
Pacific Sunwear of California Inc. (1)	44,252	1,238,171
PETCO Animal Supplies Inc. (1)	23,367	860,139
PETsMART Inc. (2)	82,304	2,366,240
Pier 1 Imports Inc. (2)	22,884	417,175
RadioShack Corp.	91,687	2,246,331
Regis Corp.	10,754	440,161
Rite Aid Corp. (1)	217,818	862,559
Ross Stores Inc. (2)	85,784	2,499,746
Ruby Tuesday Inc. (2)	38,462	934,242
7-Eleven Inc. (1)	14,606	350,836
Staples Inc.	283,790	8,919,520
Starbucks Corp. (1)	226,274	11,689,315
Talbots Inc. (The) (2)	10,375	331,792
Target Corp.	521,138	26,067,323
Tiffany & Co. (2)	83,736	2,890,567
TJX Companies Inc.	283,529	6,983,319
Urban Outfitters Inc. (1) (2)	26,262	1,259,788
Walgreen Co.	584,779	25,975,883
Wal-Mart Stores Inc.	1,463,283	73,325,111
Wendy’s International Inc.	8,071	315,092
Williams-Sonoma Inc. (1) (2)	53,619	1,970,498
Yum! Brands Inc. (2)	165,119	8,554,815

		325,826,667

SAVINGS & LOANS—0.13%
Golden West Financial Corp.	44,938	2,718,749
Hudson City Bancorp Inc.	38,632	1,412,000

		4,130,749

SEMICONDUCTORS—6.52%
Advanced Micro Devices Inc. (1)	118,917	1,916,942
Agere Systems Inc. Class B (1)	975,323	1,384,959
Altera Corp. (1)	213,511	4,223,248
Amkor Technology Inc. (1)	55,989	216,118
Analog Devices Inc.	214,431	7,749,536

Applied Materials Inc. (1)	962,063	15,633,524
Applied Micro Circuits Corp. (1)	82,641	271,889
Atmel Corp. (1)	234,848	692,802
Broadcom Corp. Class A (1)	149,533	4,474,027
Conexant Systems Inc. (1)	143,150	214,725
Cree Inc. (1) (2)	42,537	925,180
Cypress Semiconductor Corp. (1) (2)	72,309	911,093
Fairchild Semiconductor International Inc. Class A (1) (2)	37,059	568,114
Freescale Semiconductor Inc. Class B (1)	181,283	3,127,132
Integrated Circuit Systems Inc. (1)	41,120	786,214
Intel Corp.	3,690,328	85,726,319
International Rectifier Corp. (1) (2)	31,052	1,412,866
Intersil Corp. Class A	44,007	762,201
KLA-Tencor Corp. (1)	112,144	5,159,745
Lam Research Corp. (1) (2)	76,312	2,202,364
Linear Technology Corp.	176,550	6,763,630
LSI Logic Corp. (1) (2)	97,285	543,823
Maxim Integrated Products Inc.	183,837	7,513,418
MEMC Electronic Materials Inc. (1)	44,350	596,507
Microchip Technology Inc.	118,631	3,085,592
Micron Technology Inc. (1)	154,672	1,599,308
National Semiconductor Corp.	204,547	4,215,714
Novellus Systems Inc.	59,940	1,602,196
NVIDIA Corp. (1)	94,514	2,245,653
PMC-Sierra Inc. (1) (2)	101,907	896,782
QLogic Corp. (1)	45,392	1,838,376
Rambus Inc. (1) (2)	49,249	742,182
Semtech Corp. (1)	42,940	767,338
Silicon Laboratories Inc. (1) (2)	20,980	623,316
Teradyne Inc. (1) (2)	110,424	1,612,190
Texas Instruments Inc.	988,046	25,185,293
Xilinx Inc.	196,678	5,748,898

		203,939,214

SOFTWARE—7.25%
Activision Inc. (1)	89,890	1,330,367
Acxiom Corp.	46,652	976,426
Adobe Systems Inc.	136,209	9,149,159
Autodesk Inc.	134,007	3,988,048
Automatic Data Processing Inc.	290,102	13,040,085
Avid Technology Inc. (1) (2)	19,263	1,042,514
BEA Systems Inc. (1)	208,260	1,659,832
BMC Software Inc. (1)	37,411	561,165
Certegy Inc. (2)	36,163	1,251,963
Citrix Systems Inc. (1) (2)	97,601	2,324,856
Computer Associates International Inc.	266,051	7,209,982
Dun & Bradstreet Corp. (1)	40,488	2,487,988
Electronic Arts Inc. (1)	170,548	8,830,975
Fair Isaac Corp.	34,457	1,186,699
First Data Corp.	456,518	17,945,723
Fiserv Inc. (1) (2)	111,177	4,424,845
Global Payments Inc. (2)	16,170	1,042,803
IMS Health Inc.	133,926	3,266,455
Intuit Inc. (1)	94,801	4,149,440
Mercury Interactive Corp. (1) (2)	48,360	2,291,297
Microsoft Corp.	4,182,884	101,100,306
NAVTEQ Corp. (1)	17,553	760,923
Novell Inc. (1)	218,339	1,301,300
Oracle Corp. (1)	1,929,253	24,077,077
Pixar Inc. (1) (2)	13,801	1,346,288
Red Hat Inc. (1) (2)	93,332	1,018,252
SEI Investments Co. (2)	36,370	1,315,139
Siebel Systems Inc. (1)	189,742	1,732,344
Total System Services Inc. (2)	21,405	534,911
Veritas Software Corp. (1)	244,010	5,665,912

		227,013,074

TELECOMMUNICATIONS—5.75%
ADC Telecommunications Inc. (1)	328,413	653,542

ADTRAN Inc. (2)	33,980	599,407
Andrew Corp. (1)	39,631	464,079
Avaya Inc. (1) (2)	243,340	2,842,211
CIENA Corp. (1)	27,946	48,067
Cisco Systems Inc. (1)	3,857,734	69,014,861
Comverse Technology Inc. (1)	61,596	1,553,451
Corning Inc. (1)	659,906	7,344,754
Crown Castle International Corp. (1)	55,889	897,577
Enterasys Networks Inc. (1)	58	81
Foundry Networks Inc. (1)	44,208	437,659
Harris Corp.	49,964	1,631,325
IDT Corp. Class B (1) (2)	34,659	512,607
JDS Uniphase Corp. (1) (2)	784,960	1,310,883
Juniper Networks Inc. (1) (2)	302,492	6,672,974
Level 3 Communications Inc. (1) (2)	391,437	806,360
Motorola Inc.	1,337,898	20,028,333
Nextel Communications Inc. Class A (1)	585,855	16,649,999
Nextel Partners Inc. Class A (1) (2)	69,682	1,530,217
NII Holdings Inc. Class B (1)	32,373	1,861,447
Plantronics Inc. (2)	27,020	1,028,922
Polycom Inc. (1)	37,321	632,591
QUALCOMM Inc.	924,888	33,897,145
SpectraSite Inc. (1) (2)	22,271	1,291,050
Sprint Corp. (FON Group)	179,812	4,090,723
Telephone & Data Systems Inc.	12,258	1,000,253
Tellabs Inc. (1)	107,746	786,546
United States Cellular Corp. (1)	4,206	191,920
UTStarcom Inc. (1) (2)	45,208	495,028
Western Wireless Corp. Class A (1) (2)	46,922	1,781,159

		180,055,171

TEXTILES—0.14%
Cintas Corp.	71,115	2,937,761
Mohawk Industries Inc. (1) (2)	15,623	1,317,019

		4,254,780

TOYS, GAMES & HOBBIES—0.10%
Marvel Enterprises Inc. (1) (2)	41,261	825,220
Mattel Inc.	105,345	2,249,116

		3,074,336

TRANSPORTATION—1.42%
CH Robinson Worldwide Inc. (2)	48,658	2,507,347
CNF Inc.	8,398	392,942
Expeditors International Washington Inc. (2)	60,002	3,213,107
FedEx Corp.	129,882	12,202,414
Hunt (J.B.) Transport Services Inc.	32,464	1,420,949
Ryder System Inc.	17,540	731,418
SIRVA Inc. (1)	12,084	85,917
United Parcel Service Inc. Class B	326,181	23,726,406

		44,280,500

TOTAL COMMON STOCKS (Cost: $3,166,444,120)		3,127,132,034

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.76%

COMMERCIAL PAPER(3)—1.86%
Amstel Funding Corp.
2.95%, 08/19/05	$434,408	429,413
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	7,381,576	7,373,462
ANZ National Bank Ltd.
2.94%, 08/15/05	522,552	516,759

Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	888,339	886,930
Cantabric Finance LLC
2.80%, 04/29/05	564,357	563,128
Chariot Funding LLC
2.70%, 04/06/05	282,178	282,073
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,055,556	1,054,659
Corporate Asset Funding
2.75%, 05/05/05	731,573	729,673
CRC Funding LLC
2.74%, 04/28/05	522,552	521,479
DEPFA Bank PLC
2.28%, 05/03/05	522,552	521,496
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	3,553,357	3,536,353
Fairway Finance LLC
3.15%, 09/15/05	929,673	916,088
Falcon Asset Securitization Corp.
2.75%, 04/14/05	418,042	417,628
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	1,295,930	1,293,353
Fortis Funding LLC
2.35%, 05/09/05	1,463,147	1,459,517
General Electric Capital Corp.
2.74%, 07/07/05	522,552	518,695
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	2,970,773	2,965,099
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	3,135,315	3,096,756
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	8,075,609	8,065,419
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,457,242	1,455,684
Liberty Street Funding Corp.
2.80%, 04/20/05	523,922	523,148
Moat Funding LLC
2.74%, 05/02/05	731,573	729,847
Mortgage Interest Networking Trust
2.77%, 04/13/05	867,437	866,636
New Center Asset Trust
2.80%, 04/15/05	1,045,105	1,043,967
Nordea North America Inc.
2.74%, 07/11/05	522,552	518,535
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,192,099	1,190,620
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	3,364,924	3,360,107
Polonius Inc.
2.82%, 04/28/05	867,437	865,602
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	900,086	899,180
Ranger Funding Co. LLC
2.75%, 04/14/05	1,567,657	1,566,103
Santander Central Hispano
2.75%, 07/08/05	1,306,381	1,296,619
Scaldis Capital LLC
2.75%, 07/08/05	261,569	259,611
Societe Generale
2.75%, 05/03/05	940,594	938,296
Sydney Capital Corp.
2.75%, 04/12/05	1,824,440	1,822,907
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	909,241	907,898
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	910,642	909,714
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	681,544	680,867
Tulip Funding Corp.
2.71%, 04/08/05	864,250	863,795

Variable Funding Capital Corp.
2.80%, 04/20/05	804,731	803,542
Yorktown Capital LLC
2.80%, 04/20/05	1,640,815	1,638,390

		58,289,048

FLOATING RATE NOTES(3)—2.65%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	480,748	480,763
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	3,657,867	3,658,461
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	679,318	679,164
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	3,396,591	3,396,861
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,045,105	1,045,105
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	3,553,357	3,552,752
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	3,135,315	3,135,189
Commodore CDO Ltd.
3.08%, 12/12/05	261,276	261,276
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	3,135,315	3,134,905
DEPFA Bank PLC
2.99%, 12/15/05	1,045,105	1,045,105
Dorada Finance Inc.
2.66%, 07/29/05 (4)	867,437	867,352
Fairway Finance LLC
2.80%, 06/20/05	522,552	522,541
Fifth Third Bancorp
2.81%, 02/23/06 (4)	2,090,210	2,090,210
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,358,636	1,358,693
General Electric Capital Corp.
2.86%, 03/09/06	470,297	470,896
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	381,596	381,596
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	679,318	679,318
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,045,105	1,045,105
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	3,135,315	3,135,315
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	4,702,972	4,703,042
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,097,360	1,097,360
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	4,284,930	4,285,890
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	2,090,210	2,090,210
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,045,105	1,046,216
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,567,657	1,567,657
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	2,612,762	2,612,611
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	3,866,888	3,867,623
Norddeutsche Landesbank
2.63%, 07/27/05	1,045,105	1,044,988
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	3,135,315	3,135,315
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	3,710,122	3,710,123
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	574,808	574,694

Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	5,330,035	5,330,245
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	3,215,788	3,215,683
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	3,135,315	3,135,314
Wells Fargo & Co.
2.78%, 03/15/06 (4)	522,552	522,622
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	3,657,867	3,657,594
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	5,267,329	5,266,975
Winston Funding Ltd.
2.75%, 04/25/05 (4)	746,205	746,205
World Savings Bank
2.71%, 09/09/05	365,787	365,771

		82,916,745

MONEY MARKET FUNDS—0.20%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	4,180,420	4,180,420
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,547,461	1,547,461
BlackRock Temp Cash Money Market Fund (3)	194,904	194,904
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	438,086	438,086

		6,360,871

REPURCHASE AGREEMENTS(3)—1.91%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $22,994,156 and effective yields of 2.89% - 2.90%. (6)	$22,992,308	22,992,308
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $20,903,776 and an effective yield of 2.89%. (6)	20,902,098	20,902,098
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $15,677,832 and an effective yield of 2.89%. (6)	15,676,574	15,676,574

		59,570,980

TIME DEPOSITS(3)—1.05%
Abbey National Treasury Services PLC
1.39%, 04/08/05	731,573	731,571
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,045,105	1,045,105
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,463,147	1,463,147
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,358,636	1,358,636
First Tennessee Bank
2.77%, 04/15/05	522,552	522,552
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	1,295,930	1,295,930
Natexis Banques
2.98%, 08/18/05	1,045,105	1,045,105
Norddeutsche Landesbank
2.11%, 06/07/05	1,045,105	1,045,067
Rabobank Nederland NV NY
2.84%, 04/01/05	7,689,934	7,689,934
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	2,560,507	2,560,507
SunTrust Bank
2.68%, 05/03/05	1,045,105	1,045,015
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	3,553,357	3,553,250

UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,881,189	1,881,183
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	5,173,269	5,173,270
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,045,105	1,045,101
World Savings Bank
2.75%, 05/03/05	1,463,147	1,463,147

		32,918,520

U.S. GOVERNMENT AGENCY NOTES(3)—0.09%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,252,590	1,250,890
Federal National Mortgage Association
2.33%, 07/22/05	1,567,657	1,556,318

		2,807,208

TOTAL SHORT-TERM INVESTMENTS (Cost: $242,863,372)		242,863,372

TOTAL INVESTMENTS IN SECURITIES — 107.67% (Cost: $3,409,307,492)		3,369,995,406
Other Assets, Less Liabilities — (7.67%)		(240,003,765)

NET ASSETS — 100.00%		$3,129,991,641

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.85%

ADVERTISING—0.09%
Harte-Hanks Inc.	5,918	$163,100
Interpublic Group of Companies Inc. (1)	131,233	1,611,541
Lamar Advertising Co. (1)	17,077	688,032
Omnicom Group Inc.	22,052	1,952,043
West Corp. (1)	2,816	90,112

		4,504,828

AEROSPACE & DEFENSE—2.13%
Alliant Techsystems Inc. (1) (2)	9,778	698,638
Boeing Co. (The)	81,065	4,739,059
General Dynamics Corp.	129,183	13,829,040
Goodrich (B.F.) Co.	91,335	3,497,217
L-3 Communications Holdings Inc.	39,210	2,784,694
Lockheed Martin Corp.	279,308	17,054,546
Northrop Grumman Corp.	276,822	14,942,852
Raytheon Co.	347,692	13,455,680
United Defense Industries Inc.	5,872	431,122
United Technologies Corp.	301,225	30,622,533

		102,055,381

AGRICULTURE—2.78%
Altria Group Inc.	1,575,740	103,037,639
Loews Corp. - Carolina Group (2)	48,320	1,599,392
Monsanto Co.	195,550	12,612,975
Reynolds American Inc. (2)	115,771	9,329,985
UST Inc.	127,468	6,590,096

		133,170,087

AIRLINES—0.06%
AMR Corp. (1) (2)	76,220	815,554
Southwest Airlines Co.	128,312	1,827,163

		2,642,717

APPAREL—0.28%
Columbia Sportswear Co. (1) (2)	1,196	63,663
Jones Apparel Group Inc.	98,032	3,283,092
Liz Claiborne Inc.	85,538	3,432,640
Polo Ralph Lauren Corp. (2)	27,398	1,063,042
Reebok International Ltd. (2)	34,592	1,532,426
VF Corp.	65,040	3,846,466

		13,221,329

AUTO MANUFACTURERS—0.81%
Ford Motor Co.	1,357,226	15,377,371
General Motors Corp. (2)	406,857	11,957,527
Navistar International Corp. (1)	36,959	1,345,308
Oshkosh Truck Corp. (2)	2,785	228,342
PACCAR Inc.	133,479	9,662,545

		38,571,093
AUTO PARTS & EQUIPMENT—0.33%
American Axle & Manufacturing Holdings Inc.	52,255	1,280,247
Autoliv Inc.	74,198	3,535,535
BorgWarner Inc.	32,592	1,586,579
Johnson Controls Inc.	110,020	6,134,715

Lear Corp. (2)	64,750	2,872,310
TRW Automotive Holdings Corp. (1) (2)	22,089	429,189

		15,838,575

BANKS—11.26%
AmSouth Bancorp	272,012	7,058,711
Associated Bancorp (2)	97,654	3,049,734
Assurant Inc.	61,817	2,083,233
Bank of America Corp.	3,108,248	137,073,737
Bank of Hawaii Corp.	41,147	1,862,313
Bank of New York Co. Inc. (The)	543,109	15,777,316
BB&T Corp.	427,895	16,722,137
BOK Financial Corp. (1) (2)	13,385	544,502
City National Corp.	31,615	2,207,359
Colonial BancGroup Inc. (The) (2)	102,920	2,111,918
Comerica Inc.	133,758	7,367,391
Commerce Bancshares Inc. (2)	47,076	2,269,063
Compass Bancshares Inc.	94,207	4,276,998
Cullen/Frost Bankers Inc.	39,659	1,790,604
First Horizon National Corp. (2)	95,556	3,897,729
FirstMerit Corp. (2)	65,502	1,752,834
Fremont General Corp. (2)	13,230	290,928
Fulton Financial Corp. (2)	94,318	2,055,189
Genworth Financial Inc. Class A (2)	96,116	2,645,112
Hibernia Corp. Class A	119,366	3,820,906
Hudson United Bancorp	34,741	1,224,620
Huntington Bancshares Inc.	176,332	4,214,335
International Bancshares Corp.	26,763	927,873
KeyCorp	316,367	10,266,109
M&T Bank Corp.	58,149	5,934,687
Marshall & Ilsley Corp.	171,530	7,161,377
Mellon Financial Corp.	260,833	7,444,174
Mercantile Bankshares Corp. (2)	60,854	3,095,034
National City Corp.	458,375	15,355,563
North Fork Bancorp Inc.	269,956	7,488,579
Northern Trust Corp.	128,140	5,566,402
PNC Financial Services Group	217,429	11,193,245
Popular Inc. (2)	204,999	4,985,576
Regions Financial Corp. (2)	355,378	11,514,247
Sky Financial Group Inc. (2)	79,905	2,143,052
South Financial Group Inc. (The) (2)	54,271	1,657,436
State Street Corp.	155,382	6,793,301
SunTrust Banks Inc.	252,977	18,232,052
Synovus Financial Corp.	72,468	2,018,958
TCF Financial Corp. (2)	12,326	334,651
TD Banknorth Inc. (1) (2)	69,204	2,161,933
U.S. Bancorp	1,332,878	38,413,544
UnionBanCal Corp.	42,159	2,582,239
Valley National Bancorp (2)	71,575	1,845,203
W Holding Co. Inc. (2)	35,934	361,855
Wachovia Corp.	1,239,308	63,093,170
Wells Fargo & Co.	1,288,024	77,023,835
Whitney Holding Corp.	31,548	1,404,201
Wilmington Trust Corp. (2)	51,317	1,801,227
Zions Bancorporation (2)	68,976	4,760,724

		539,656,916

BEVERAGES—0.55%
Anheuser-Busch Companies Inc.	56,406	2,673,080
Brown-Forman Corp. Class B (2)	20,790	1,138,252
Coca-Cola Co. (The)	174,254	7,261,164
Coca-Cola Enterprises Inc.	180,576	3,705,420
Constellation Brands Inc. (1)	62,500	3,304,375
Molson Coors Brewing Co. Class B (2)	46,151	3,561,473
Pepsi Bottling Group Inc.	11,817	329,103
PepsiAmericas Inc.	54,089	1,225,657
PepsiCo Inc.	61,929	3,284,095

		26,482,619

BIOTECHNOLOGY—0.07%
ICOS Corp. (1) (2)	35,472	796,701
Invitrogen Corp. (1)	25,211	1,744,601
Protein Design Labs Inc. (1) (2)	59,174	946,192

		3,487,494

BUILDING MATERIALS—0.43%
Florida Rock Industries Inc. (2)	13,189	775,777
Lafarge North America Inc.	22,806	1,333,011
Martin Marietta Materials Inc. (2)	37,285	2,084,977
Masco Corp.	337,648	11,706,256
Vulcan Materials Co. (2)	78,479	4,459,962

		20,359,983

CHEMICALS—2.86%
Air Products & Chemicals Inc.	166,580	10,542,848
Ashland Inc.	54,018	3,644,594
Cabot Corp.	48,047	1,606,211
Celanese Corp. Class A (1)	31,939	574,583
Dow Chemical Co. (The)	675,701	33,683,695
Du Pont (E.I.) de Nemours and Co.	770,716	39,491,488
Eastman Chemical Co.	59,630	3,518,170
Engelhard Corp.	95,758	2,875,613
Huntsman Corp. (1)	38,458	896,841
International Flavors & Fragrances Inc.	10,433	412,103
Lubrizol Corp.	50,575	2,055,368
Lyondell Chemical Co.	150,248	4,194,924
PPG Industries Inc.	132,430	9,471,394
Praxair Inc.	178,626	8,549,040
Rohm & Haas Co.	123,274	5,917,152
RPM International Inc.	88,480	1,617,414
Sherwin-Williams Co. (The)	83,888	3,690,233
Sigma-Aldrich Corp.	40,961	2,508,861
Valspar Corp. (The)	39,597	1,842,844

		137,093,376

COAL—0.18%
Arch Coal Inc.	29,090	1,251,161
CONSOL Energy Inc.	23,721	1,115,361
Massey Energy Co. (2)	58,504	2,342,500
Peabody Energy Corp.	87,984	4,078,938

		8,787,960

COMMERCIAL SERVICES—0.76%
ADESA Inc.	73,605	1,719,413
BearingPoint Inc. (1)	101,923	893,865
Cendant Corp.	602,404	12,373,378
Convergys Corp. (1) (2)	115,151	1,719,204
Deluxe Corp. (2)	38,738	1,544,097
Donnelley (R.R.) & Sons Co.	167,011	5,280,888
Equifax Inc.	32,187	987,819
Laureate Education Inc. (1)	5,761	246,513
Manpower Inc.	40,771	1,774,354
McKesson Corp.	122,368	4,619,392
MoneyGram International Inc. (2)	37,413	706,732
PHH Corp. (1)	30,119	658,703
Rent-A-Center Inc. (1)	15,176	414,457
Service Corp. International (1)	260,332	1,947,283
ServiceMaster Co. (The) (2)	93,278	1,259,253
Viad Corp.	10,079	271,125

		36,416,476

COMPUTERS—3.09%
Affiliated Computer Services Inc. Class A (1) (2)	29,114	1,550,029
Apple Computer Inc. (1)	295,144	12,298,650
Cadence Design Systems Inc. (1) (2)	91,384	1,366,191
Ceridian Corp. (1)	41,256	703,415
Computer Sciences Corp. (1)	152,853	7,008,310
Diebold Inc. (2)	55,769	3,058,930
Electronic Data Systems Corp. (2)	407,274	8,418,354
EMC Corp. (1)	375,700	4,628,624

Hewlett-Packard Co.	2,376,150	52,132,731
International Business Machines Corp.	430,745	39,361,478
Maxtor Corp. (1)	107,965	574,374
NCR Corp. (1)	28,427	959,127
Reynolds & Reynolds Co. (The) Class A	3,198	86,538
SanDisk Corp. (1)	25,847	718,547
Storage Technology Corp. (1)	66,947	2,061,968
Sun Microsystems Inc. (1)	2,564,323	10,359,865
SunGard Data Systems Inc. (1)	37,540	1,295,130
Western Digital Corp. (1)	114,722	1,462,705

		148,044,966

COSMETICS & PERSONAL CARE—0.61%
Alberto-Culver Co.	6,382	305,443
Colgate-Palmolive Co.	68,662	3,582,097
Gillette Co. (The)	46,596	2,352,166
Kimberly-Clark Corp.	222,057	14,595,807
Procter & Gamble Co.	159,319	8,443,907

		29,279,420

DISTRIBUTION & WHOLESALE—0.27%
Genuine Parts Co.	134,344	5,842,621
Grainger (W.W.) Inc.	54,269	3,379,331
Hughes Supply Inc. (2)	29,137	866,826
Ingram Micro Inc. Class A (1)	80,540	1,342,602
Tech Data Corp. (1)	44,806	1,660,510

		13,091,890

DIVERSIFIED FINANCIAL SERVICES—10.45%
AmeriCredit Corp. (1) (2)	121,306	2,843,413
Bear Stearns Companies Inc. (The) (2)	87,295	8,720,770
Capital One Financial Corp.	51,741	3,868,675
CIT Group Inc.	162,771	6,185,298
Citigroup Inc.	3,985,498	179,108,280
Countrywide Financial Corp. (2)	430,220	13,964,941
E*TRADE Financial Corp. (1)	121,269	1,455,228
Edwards (A.G.) Inc. (2)	67,372	3,018,266
Federal Home Loan Mortgage Corp.	488,985	30,903,852
Federated Investors Inc. Class B	13,108	371,087
Franklin Resources Inc.	108,775	7,467,404
Friedman, Billings, Ramsey Group Inc. Class A (2)	53,188	844,094
Goldman Sachs Group Inc.	236,184	25,977,878
IndyMac Bancorp Inc. (2)	24,217	823,378
Instinet Group Inc. (1)	88,492	520,333
Jefferies Group Inc. (2)	39,678	1,495,067
JP Morgan Chase & Co.	2,750,897	95,181,036
Lehman Brothers Holdings Inc.	213,588	20,111,446
MBNA Corp.	233,135	5,723,464
Merrill Lynch & Co. Inc.	743,125	42,060,875
Morgan Stanley	756,219	43,293,538
Nuveen Investments Inc. Class A	4,529	155,435
Providian Financial Corp. (1) (2)	161,884	2,777,929
Raymond James Financial Inc. (2)	47,652	1,443,856
Schwab (Charles) Corp. (The)	91,397	960,582
Student Loan Corp.	3,078	643,333
Westcorp Inc.	11,129	470,200
WFS Financial Inc.	2,692	116,160

		500,505,818

ELECTRIC—5.78%
Allegheny Energy Inc. (1) (2)	86,223	1,781,367
ALLETE Inc.	22,759	952,464
Alliant Energy Corp.	85,755	2,296,519
Ameren Corp.	149,995	7,351,255
American Electric Power Co. Inc.	305,041	10,389,696
CenterPoint Energy Inc. (2)	210,550	2,532,916
Cinergy Corp.	138,555	5,614,249
Consolidated Edison Inc. (2)	186,010	7,845,902
Constellation Energy Group Inc.	129,767	6,708,954

Dominion Resources Inc.	251,474	18,717,210
DPL Inc.	97,728	2,443,200
DTE Energy Co. (2)	133,579	6,075,173
Duke Energy Corp.	707,297	19,811,389
Edison International	247,372	8,588,756
Energy East Corp.	112,973	2,962,152
Entergy Corp.	168,415	11,900,204
Exelon Corp.	495,595	22,742,855
FirstEnergy Corp.	254,299	10,667,843
FPL Group Inc. (2)	284,950	11,440,742
Great Plains Energy Inc. (2)	57,102	1,746,179
Hawaiian Electric Industries Inc. (2)	62,183	1,586,910
MDU Resources Group Inc.	90,223	2,491,959
NiSource Inc.	202,321	4,610,896
Northeast Utilities	99,031	1,908,327
NRG Energy Inc. (1) (2)	59,345	2,026,632
NSTAR	40,973	2,224,834
OGE Energy Corp. (2)	67,189	1,810,744
Pepco Holdings Inc.	144,953	3,042,563
PG&E Corp. (2)	307,413	10,482,783
Pinnacle West Capital Corp.	70,234	2,985,647
PPL Corp.	145,844	7,874,118
Progress Energy Inc.	190,349	7,985,141
Public Service Enterprise Group Inc. (2)	182,433	9,922,531
Puget Energy Inc.	75,746	1,669,442
Reliant Energy Inc. (1)	228,341	2,598,521
SCANA Corp. (2)	85,568	3,270,409
Southern Co. (The) (2)	557,462	17,744,015
TECO Energy Inc. (2)	153,249	2,402,944
TXU Corp. (2)	204,661	16,297,155
Westar Energy Inc.	66,012	1,428,500
Wisconsin Energy Corp.	91,188	3,237,174
WPS Resources Corp. (2)	28,755	1,521,715
Xcel Energy Inc. (2)	307,549	5,283,692

		276,975,677

ELECTRICAL COMPONENTS & EQUIPMENT—0.50%
American Power Conversion Corp.	61,435	1,604,068
AMETEK Inc.	14,760	594,090
Emerson Electric Co.	259,047	16,819,922
Energizer Holdings Inc. (1) (2)	31,397	1,877,541
Hubbell Inc. Class B (2)	46,802	2,391,582
Molex Inc.	27,756	731,648

		24,018,851

ELECTRONICS—0.41%
Agilent Technologies Inc. (1)	64,023	1,421,311
Applera Corp. - Applied Biosystems Group (2)	155,514	3,069,846
Arrow Electronics Inc. (1) (2)	90,215	2,286,950
Avnet Inc. (1) (2)	110,677	2,038,670
AVX Corp. (2)	26,135	320,154
Cogent Inc. (1)	4,911	123,659
Dolby Laboratories Inc. Class A (1)	1,687	39,644
Mettler Toledo International Inc. (1)	14,557	691,458
Parker Hannifin Corp.	96,363	5,870,434
PerkinElmer Inc.	46,871	966,949
Tektronix Inc.	9,688	237,647
Thermo Electron Corp. (1)	55,238	1,396,969
Vishay Intertechnology Inc. (1) (2)	109,512	1,361,234

		19,824,925

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp. (2)	39,145	2,169,807
Jacobs Engineering Group Inc. (1) (2)	8,677	450,510

		2,620,317

ENTERTAINMENT—0.04%
DreamWorks Animation SKG Inc. Class A (1) (2)	18,208	741,248
International Speedway Corp. Class A	3,205	173,871

Metro-Goldwyn-Mayer Inc. (2)	32,355	386,642
Regal Entertainment Group Class A (2)	27,278	573,656

		1,875,417

ENVIRONMENTAL CONTROL—0.16%
Nalco Holding Co. (1)	28,585	538,256
Republic Services Inc.	118,727	3,974,980
Waste Management Inc.	109,200	3,150,420

		7,663,656

FOOD—1.97%
Albertson’s Inc. (2)	316,174	6,528,993
Archer-Daniels-Midland Co.	448,977	11,035,855
Campbell Soup Co.	89,021	2,583,389
ConAgra Foods Inc.	407,352	11,006,651
Dean Foods Co. (1)	114,877	3,940,281
Del Monte Foods Co. (1)	141,260	1,532,671
General Mills Inc.	223,469	10,983,501
Heinz (H.J.) Co.	132,366	4,876,363
Hershey Foods Corp.	10,365	626,668
Hormel Foods Corp.	57,618	1,792,496
Kellogg Co.	78,441	3,394,142
Kraft Foods Inc. (2)	205,950	6,806,648
Kroger Co. (1)	593,193	9,508,884
McCormick & Co. Inc. NVS	26,237	903,340
Pilgrim’s Pride Corp.	11,457	409,244
Sara Lee Corp.	313,686	6,951,282
Smithfield Foods Inc. (1)	65,747	2,074,318
Smucker (J.M.) Co. (The) (2)	44,375	2,232,063
SUPERVALU Inc.	104,339	3,479,706
Tootsie Roll Industries Inc. (2)	19,286	578,581
Tyson Foods Inc. Class A	168,716	2,814,183
Wrigley (William Jr.) Co.	7,510	492,431

		94,551,690

FOREST PRODUCTS & PAPER—0.99%
Bowater Inc.	65,253	2,458,081
Georgia-Pacific Corp.	196,871	6,986,952
International Paper Co. (2)	388,540	14,294,387
Louisiana-Pacific Corp.	83,980	2,111,257
MeadWestvaco Corp. (2)	169,148	5,382,289
Neenah Paper Inc.	6,855	230,465
Temple-Inland Inc.	42,580	3,089,179
Weyerhaeuser Co.	184,589	12,644,347

		47,196,957

GAS—0.39%
AGL Resources Inc.	57,956	2,024,403
KeySpan Corp. (2)	123,401	4,808,937
ONEOK Inc. (2)	79,352	2,445,629
Sempra Energy	158,029	6,295,875
UGI Corp.	33,387	1,516,438
Vectren Corp. (2)	58,557	1,559,958

		18,651,240

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	7,855	620,466
Snap-On Inc.	47,370	1,505,892
Stanley Works (The)	54,190	2,453,181

		4,579,539

HEALTH CARE-PRODUCTS—0.10%
Bausch & Lomb Inc.	15,060	1,103,898
Baxter International Inc.	43,450	1,476,431
Dade Behring Holdings Inc. (1)	4,162	245,267
Henry Schein Inc. (1) (2)	6,657	238,587
Hillenbrand Industries Inc.	32,775	1,818,029

		4,882,212

HEALTH CARE-SERVICES—1.06%
Aetna Inc.	149,708	11,220,615
Community Health Systems Inc. (1) (2)	23,148	808,097
HCA Inc. (2)	198,243	10,619,878
Health Management Associates Inc. Class A	20,677	541,324
Health Net Inc. (1) (2)	87,065	2,847,896
Humana Inc. (1)	124,468	3,975,508
Laboratory Corp. of America Holdings (1)	2,346	113,077
Manor Care Inc.	13,506	491,078
PacifiCare Health Systems Inc. (1)	48,717	2,772,972
Tenet Healthcare Corp. (1) (2)	357,998	4,127,717
Triad Hospitals Inc. (1) (2)	37,690	1,888,269
Universal Health Services Inc. Class B	17,387	911,079
WellChoice Inc. (1)	11,014	587,156
WellPoint Inc. (1)	78,813	9,879,210

		50,783,876

HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp. (2)	60,468	2,077,076

		2,077,076

HOME BUILDERS—0.46%
Centex Corp.	49,216	2,818,600
D.R. Horton Inc.	108,542	3,173,768
Hovnanian Enterprises Inc. Class A (1) (2)	6,223	317,373
KB Home	25,792	3,029,528
Lennar Corp. Class A	59,057	3,347,351
M.D.C. Holdings Inc. (2)	10,135	705,903
Pulte Homes Inc.	47,462	3,494,627
Ryland Group Inc.	31,473	1,951,955
Standard-Pacific Corp.	24,918	1,798,830
Toll Brothers Inc. (1)	17,203	1,356,457

		21,994,392

HOME FURNISHINGS—0.17%
Leggett & Platt Inc.	93,430	2,698,258
Maytag Corp. (2)	70,784	988,852
Whirlpool Corp.	62,198	4,212,671

		7,899,781

HOUSEHOLD PRODUCTS & WARES—0.04%
Clorox Co.	12,716	800,981
Fortune Brands Inc.	3,174	255,920
Scotts Miracle-Gro Co. (The) Class A (1) (2)	12,743	894,941

		1,951,842

HOUSEWARES—0.09%
Newell Rubbermaid Inc. (2)	195,840	4,296,730

		4,296,730

INSURANCE—5.58%
AFLAC Inc.	37,984	1,415,284
Alleghany Corp. (1)	3,662	1,014,318
Allmerica Financial Corp. (1)	45,097	1,621,237
Allstate Corp. (The)	521,201	28,176,126
Ambac Financial Group Inc.	63,553	4,750,587
American Financial Group Inc.	28,069	864,525
American International Group Inc.	588,265	32,595,764
American National Insurance Co.	6,155	651,815
AON Corp.	252,037	5,756,525
Berkley (W.R.) Corp.	43,505	2,157,848
Chubb Corp. (2)	146,254	11,593,555
CIGNA Corp.	103,622	9,253,445
Cincinnati Financial Corp.	114,455	4,991,383
CNA Financial Corp. (1) (2)	22,035	618,302
Conseco Inc. (1) (2)	133,013	2,716,125
Erie Indemnity Co. Class A (2)	21,570	1,124,228
Fidelity National Financial Inc.	123,701	4,074,711
First American Corp. (2)	60,379	1,988,884
Gallagher (Arthur J.) & Co.	3,901	112,349
Hartford Financial Services Group Inc. (2)	225,280	15,445,197

HCC Insurance Holdings Inc.	38,526	1,393,100
Jefferson-Pilot Corp.	107,702	5,282,783
Lincoln National Corp.	134,219	6,058,646
Loews Corp.	114,694	8,434,597
Markel Corp. (1) (2)	3,581	1,236,197
MBIA Inc. (2)	111,503	5,829,377
Mercury General Corp. (2)	19,874	1,098,237
MetLife Inc.	309,957	12,119,319
MGIC Investment Corp. (2)	76,095	4,692,779
Nationwide Financial Services Inc.	43,672	1,567,825
Odyssey Re Holdings Corp. (2)	9,956	249,298
Old Republic International Corp.	139,945	3,259,319
PMI Group Inc. (The) (2)	73,799	2,805,100
Principal Financial Group Inc.	246,370	9,482,781
Progressive Corp. (The)	129,150	11,850,804
Protective Life Corp. (2)	53,518	2,103,257
Prudential Financial Inc.	338,840	19,449,416
Radian Group Inc.	47,210	2,253,805
Reinsurance Group of America Inc.	22,180	944,424
SAFECO Corp. (2)	97,707	4,759,308
St. Paul Travelers Companies Inc.	518,679	19,051,080
StanCorp Financial Group Inc.	20,096	1,703,739
Torchmark Corp. (2)	85,555	4,465,971
Transatlantic Holdings Inc. (2)	18,531	1,227,123
Unitrin Inc.	20,690	939,326
UNUMProvident Corp. (2)	228,366	3,886,789
Wesco Financial Corp. (2)	1,028	395,759

		267,462,367

INTERNET—0.10%
Avocent Corp. (1)	8,692	223,037
CheckFree Corp. (1) (2)	25,577	1,042,519
Google Inc. Class A (1)	2,443	440,986
McAfee Inc. (1)	19,417	438,048
TIBCO Software Inc. (1)	32,076	238,966
VeriSign Inc. (1)	58,706	1,684,862
WebMD Corp. (1) (2)	94,334	801,839

		4,870,257

INVESTMENT COMPANIES—0.08%
Allied Capital Corp. (2)	99,182	2,588,650
American Capital Strategies Ltd. (2)	43,219	1,357,509

		3,946,159

IRON & STEEL—0.18%
International Steel Group Inc. (1)	11,872	468,944
Nucor Corp.	61,527	3,541,494
United States Steel Corp. (2)	87,319	4,440,171

		8,450,609

LEISURE TIME—0.08%
Brunswick Corp.	30,260	1,417,681
Sabre Holdings Corp.	120,005	2,625,709

		4,043,390

LODGING—0.38%
Caesars Entertainment Inc. (1)	236,249	4,675,368
Harrah’s Entertainment Inc.	39,386	2,543,548
Hilton Hotels Corp.	42,221	943,639
Las Vegas Sands Corp. (1)	5,914	266,130
Marriott International Inc. Class A	17,748	1,186,631
MGM Mirage (1)	36,103	2,556,814
Starwood Hotels & Resorts Worldwide Inc.	102,185	6,134,166

		18,306,296

MACHINERY—0.40%
AGCO Corp. (1)	68,707	1,253,903
Briggs & Stratton Corp. (2)	8,818	321,063
Caterpillar Inc.	62,050	5,673,852
Cummins Inc. (2)	31,337	2,204,558

Deere & Co.	111,084	7,457,069
Rockwell Automation Inc.	41,322	2,340,478

		19,250,923

MANUFACTURING—6.80%
Brink’s Co. (The)	2,682	92,797
Carlisle Companies Inc. (2)	23,812	1,661,363
Crane Co.	46,703	1,344,579
Dover Corp.	42,165	1,593,415
Eastman Kodak Co. (2)	221,284	7,202,794
Eaton Corp.	116,267	7,603,862
General Electric Co.	7,158,261	258,126,892
Harsco Corp.	20,838	1,242,153
Honeywell International Inc.	671,300	24,979,073
Illinois Tool Works Inc.	11,167	999,782
ITT Industries Inc.	45,040	4,064,410
Pall Corp.	94,436	2,561,104
Pentair Inc. (2)	77,172	3,009,708
Roper Industries Inc. (2)	3,801	248,966
SPX Corp. (2)	71,613	3,099,411
Teleflex Inc.	27,138	1,388,923
Textron Inc.	91,111	6,798,703

		326,017,935

MEDIA—4.76%
Belo (A.H.) Corp.	38,005	917,441
Cablevision Systems Corp. (1)	32,366	907,866
Citadel Broadcasting Corp. (1)	27,421	376,490
Comcast Corp. Class A (1)	1,685,783	56,945,750
Cox Radio Inc. Class A (1) (2)	18,914	317,944
Dex Media Inc.	14,246	294,180
DIRECTV Group Inc. (The) (1)	55,374	798,493
Entercom Communications Corp. (1)	37,353	1,326,779
Gannett Co. Inc. (2)	196,915	15,572,038
Hearst-Argyle Television Inc. (2)	23,260	593,130
Knight Ridder Inc.	50,376	3,387,786
Lee Enterprises Inc. (2)	34,842	1,512,143
Liberty Media Corp. Class A	1,083,508	11,235,978
Liberty Media International Inc. Class A (1)	61,661	2,697,052
McClatchy Co. (The) Class A (2)	13,707	1,016,511
Media General Inc. Class A (2)	9,792	605,635
New York Times Co. Class A (2)	19,985	731,051
Radio One Inc. Class D (1) (2)	33,355	491,986
Sirius Satellite Radio Inc. (1) (2)	950,012	5,339,067
Time Warner Inc. (1)	2,744,420	48,164,571
Tribune Co.	210,730	8,401,805
UnitedGlobalCom Inc. Class A (1)	56,351	533,080
Univision Communications Inc. Class A (1) (2)	105,321	2,916,338
Viacom Inc. Class B	894,906	31,169,576
Walt Disney Co. (The)	1,112,541	31,963,303

		228,215,993

METAL FABRICATE & HARDWARE—0.05%
Precision Castparts Corp.	21,634	1,666,034
Timken Co. (The)	25,211	689,269
Worthington Industries Inc.	9,068	174,831

		2,530,134

MINING—0.46%
Alcoa Inc.	241,862	7,350,186
Newmont Mining Corp.	110,655	4,675,174
Owens-Illinois Inc. (1)	85,354	2,145,800
Phelps Dodge Corp.	72,181	7,342,973
Southern Peru Copper Corp. (2)	4,844	268,648

		21,782,781

OFFICE & BUSINESS EQUIPMENT—0.30%
IKON Office Solutions Inc. (2)	86,276	853,270
Pitney Bowes Inc.	79,123	3,570,030
Xerox Corp. (1)	670,639	10,160,181

		14,583,481

OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A (2)	37,532	517,942

		517,942

OIL & GAS—13.16%
Amerada Hess Corp.	59,519	5,726,323
Anadarko Petroleum Corp.	194,146	14,774,511
Apache Corp.	250,661	15,347,973
Burlington Resources Inc.	269,731	13,505,431
Chesapeake Energy Corp. (2)	205,459	4,507,770
ChevronTexaco Corp.	1,636,714	95,436,793
ConocoPhillips	526,564	56,784,662
Devon Energy Corp.	372,941	17,807,933
Diamond Offshore Drilling Inc. (2)	24,839	1,239,466
ENSCO International Inc.	55,672	2,096,608
EOG Resources Inc.	178,362	8,693,364
Exxon Mobil Corp.	5,005,807	298,346,097
Kerr-McGee Corp.	105,308	8,248,776
Marathon Oil Corp.	266,282	12,493,951
Murphy Oil Corp. (2)	59,123	5,837,214
Newfield Exploration Co. (1)	25,797	1,915,685
Noble Energy Inc.	44,770	3,045,255
Occidental Petroleum Corp.	299,931	21,346,089
Patterson-UTI Energy Inc.	8,953	224,004
Pioneer Natural Resources Co. (2)	92,234	3,940,236
Pogo Producing Co.	42,980	2,116,335
Premcor Inc.	30,195	1,802,038
Pride International Inc. (1)	47,065	1,169,095
Rowan Companies Inc.	40,580	1,214,559
Sunoco Inc.	58,115	6,016,065
Unocal Corp.	203,199	12,535,346
Valero Energy Corp.	198,458	14,541,018

		630,712,597

OIL & GAS SERVICES—0.14%
Cooper Cameron Corp. (1) (2)	32,885	1,881,351
National Oilwell Varco Inc. (1)	77,229	3,606,599
Tidewater Inc. (2)	24,639	957,472

		6,445,422

PACKAGING & CONTAINERS—0.25%
Ball Corp.	36,235	1,503,028
Bemis Co. Inc.	82,610	2,570,823
Packaging Corporation of America (2)	46,515	1,129,849
Pactiv Corp. (1)	38,891	908,105
Sealed Air Corp. (1)	13,430	697,554
Smurfit-Stone Container Corp. (2)	194,808	3,013,680
Sonoco Products Co.	75,515	2,178,608

		12,001,647

PHARMACEUTICALS—2.14%
AmerisourceBergen Corp.	62,462	3,578,448
Bristol-Myers Squibb Co.	1,084,350	27,607,551
Caremark Rx Inc. (1)	153,876	6,121,187
Eyetech Pharmaceuticals Inc. (1)	652	17,930
Hospira Inc. (1)	119,893	3,868,947
Medco Health Solutions Inc. (1)	118,749	5,886,388
Merck & Co. Inc.	974,366	31,540,227
Omnicare Inc.	21,358	757,141
Watson Pharmaceuticals Inc. (1) (2)	82,677	2,540,664
Wyeth	485,414	20,474,763

		102,393,246

PIPELINES—0.59%
Dynegy Inc. Class A (1) (2)	217,107	848,888
El Paso Corp.	492,875	5,214,618
Equitable Resources Inc.	46,406	2,665,561
Kinder Morgan Inc.	62,088	4,700,062

National Fuel Gas Co. (2)	55,903	1,598,267
Questar Corp.	60,067	3,558,970
Western Gas Resources Inc. (2)	41,254	1,421,200
Williams Companies Inc.	429,581	8,080,419

		28,087,985

REAL ESTATE—0.03%
Forest City Enterprises Inc. Class A (2)	24,132	1,539,622

		1,539,622

REAL ESTATE INVESTMENT TRUSTS—2.70%
AMB Property Corp.	63,720	2,408,616
Annaly Mortgage Management Inc. (2)	90,382	1,695,566
Apartment Investment & Management Co. Class A	78,515	2,920,758
Archstone-Smith Trust	150,884	5,146,653
Arden Realty Group Inc. (2)	50,630	1,713,826
AvalonBay Communities Inc. (2)	53,698	3,591,859
Boston Properties Inc. (2)	63,557	3,828,038
BRE Properties Inc. Class A (2)	38,180	1,347,754
Camden Property Trust (2)	38,963	1,832,430
CBL & Associates Properties Inc. (2)	8,665	619,634
CenterPoint Properties Trust (2)	36,127	1,481,207
Crescent Real Estate Equities Co. (2)	59,140	966,348
Developers Diversified Realty Corp. (2)	78,366	3,115,049
Duke Realty Corp. (2)	109,528	3,269,411
Equity Office Properties Trust	321,345	9,682,125
Equity Residential	216,347	6,968,537
Federal Realty Investment Trust (2)	39,694	1,919,205
General Growth Properties Inc. (2)	146,611	4,999,435
Health Care Property Investors Inc.	101,682	2,386,477
Health Care REIT Inc. (2)	39,178	1,253,696
Hospitality Properties Trust	51,893	2,095,439
Host Marriott Corp. (2)	267,565	4,430,876
HRPT Properties Trust	136,973	1,631,348
iStar Financial Inc.	84,491	3,479,339
Kimco Realty Corp. (2)	74,631	4,022,611
Liberty Property Trust	65,231	2,547,271
Macerich Co. (The)	45,152	2,405,699
Mack-Cali Realty Corp.	46,801	1,982,022
Mills Corp. (2)	24,590	1,300,811
New Plan Excel Realty Trust Inc. (2)	76,967	1,932,641
Pan Pacific Retail Properties Inc.	30,091	1,707,664
Plum Creek Timber Co. Inc.	140,887	5,029,666
ProLogis	139,447	5,173,484
Public Storage Inc. (2)	62,926	3,583,006
Rayonier Inc. (2)	38,248	1,894,423
Reckson Associates Realty Corp. (2)	58,734	1,803,134
Regency Centers Corp. (2)	15,851	754,983
Shurgard Storage Centers Inc. Class A	35,054	1,436,513
Simon Property Group Inc.	129,307	7,833,418
SL Green Realty Corp. (2)	30,005	1,686,881
Thornburg Mortgage Inc. (2)	68,760	1,928,030
Trizec Properties Inc.	67,370	1,280,030
United Dominion Realty Trust Inc. (2)	105,234	2,196,234
Ventas Inc.	28,855	720,221
Vornado Realty Trust	71,730	4,968,737
Weingarten Realty Investors	5,495	189,632

		129,160,737

RETAIL—3.12%
American Eagle Outfitters Inc.	6,266	185,160
AnnTaylor Stores Corp. (1) (2)	19,571	500,822
AutoNation Inc. (1)	135,767	2,571,427
Barnes & Noble Inc. (1)	38,636	1,332,556
Big Lots Inc. (1) (2)	52,170	627,083
BJ’s Wholesale Club Inc. (1) (2)	53,965	1,676,153
Blockbuster Inc.	96,856	855,238
Borders Group Inc.	59,295	1,578,433
Brinker International Inc. (1)	6,760	244,847

Cabela’s Inc. Class A (1)	2,344	48,357
Circuit City Stores Inc. (2)	127,063	2,039,361
Claire’s Stores Inc.	5,937	136,788
Costco Wholesale Corp.	332,140	14,673,945
CVS Corp.	271,332	14,277,490
Darden Restaurants Inc.	69,654	2,136,985
Dillard’s Inc. Class A (2)	45,657	1,228,173
Federated Department Stores Inc.	130,244	8,288,728
Foot Locker Inc.	69,862	2,046,957
Home Depot Inc.	143,006	5,468,549
Limited Brands Inc.	259,764	6,312,265
May Department Stores Co. (The)	244,389	9,047,281
McDonald’s Corp.	971,200	30,243,168
Neiman-Marcus Group Inc. Class A	33,271	3,044,629
Nordstrom Inc.	27,456	1,520,513
Office Depot Inc. (1)	241,801	5,363,146
OfficeMax Inc.	87,700	2,937,950
Outback Steakhouse Inc. (2)	5,048	231,148
Penney (J.C.) Co. Inc. (Holding Co.)	188,080	9,765,114
Pier 1 Imports Inc. (2)	36,261	661,038
Regis Corp.	22,818	933,941
Rite Aid Corp. (1)	37,563	148,749
Saks Inc.	97,886	1,766,842
Sears Holdings Corp. (1) (2)	78,092	10,399,512
Toys R Us Inc. (1)	164,588	4,239,787
Wendy’s International Inc. (2)	76,830	2,999,443

		149,531,578

SAVINGS & LOANS—1.08%
Astoria Financial Corp.	100,547	2,543,839
Capitol Federal Financial (2)	16,200	561,168
Golden West Financial Corp.	131,696	7,967,608
Independence Community Bank Corp. (2)	64,657	2,521,623
People’s Bank (2)	27,674	1,133,250
Sovereign Bancorp Inc.	283,728	6,287,412
Washington Federal Inc. (2)	66,884	1,559,066
Washington Mutual Inc.	673,273	26,594,284
Webster Financial Corp.	51,125	2,321,586

		51,489,836

SEMICONDUCTORS—0.23%
Advanced Micro Devices Inc. (1)	133,658	2,154,567
Applied Micro Circuits Corp. (1)	127,096	418,146
Conexant Systems Inc. (1)	627,715	941,573
Fairchild Semiconductor International Inc. Class A (1) (2)	66,002	1,011,811
Freescale Semiconductor Inc. Class B (1)	77,886	1,343,534
International Rectifier Corp. (1) (2)	18,478	840,749
Intersil Corp. Class A	77,286	1,338,594
LSI Logic Corp. (1)	158,519	886,121
Novellus Systems Inc.	45,136	1,206,485
QLogic Corp. (1)	25,014	1,013,067

		11,154,647

SOFTWARE—1.03%
Activision Inc. (1)	25,876	382,965
Automatic Data Processing Inc.	68,716	3,088,784
BMC Software Inc. (1)	127,182	1,907,730
Compuware Corp. (1)	297,847	2,144,498
Fair Isaac Corp.	21,651	745,660
Microsoft Corp.	1,422,155	34,373,486
NAVTEQ Corp. (1)	14,763	639,976
Oracle Corp. (1)	305,105	3,807,710
Siebel Systems Inc. (1)	77,228	705,092
Sybase Inc. (1) (2)	81,812	1,510,250

		49,306,151

TELECOMMUNICATIONS—5.45%
ADC Telecommunications Inc. (1)	189,523	377,151
Alltel Corp. (2)	233,637	12,814,989

American Tower Corp. Class A (1) (2)	165,877	3,023,938
AT&T Corp.	612,004	11,475,075
BellSouth Corp.	1,432,698	37,665,630
CenturyTel Inc.	106,715	3,504,521
CIENA Corp. (1)	395,502	680,263
Citizens Communications Co.	258,611	3,346,426
Comverse Technology Inc. (1)	67,335	1,698,189
Corning Inc. (1)	166,615	1,854,425
Crown Castle International Corp. (1)	73,369	1,178,306
Enterasys Networks Inc. (1)	245	343
Foundry Networks Inc. (1) (2)	43,262	428,294
Harris Corp.	35,266	1,151,435
Lucent Technologies Inc. (1) (2)	3,304,019	9,086,052
NTL Inc. (1)	49,887	3,176,305
Polycom Inc. (1)	38,357	650,151
Qwest Communications International Inc. (1) (2)	1,137,681	4,209,420
SBC Communications Inc.	2,565,427	60,774,966
Scientific-Atlanta Inc.	127,120	3,587,326
Sprint Corp. (FON Group)	857,008	19,496,932
Telephone & Data Systems Inc.	21,616	1,763,866
Tellabs Inc. (1)	211,536	1,544,213
3Com Corp. (1)	303,098	1,079,029
United States Cellular Corp. (1)	6,563	299,470
UTStarcom Inc. (1) (2)	40,691	445,566
Verizon Communications Inc.	2,134,829	75,786,430

		261,098,711

TEXTILES—0.03%
Mohawk Industries Inc. (1) (2)	19,208	1,619,234

		1,619,234

TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	119,558	2,444,961
Mattel Inc.	182,804	3,902,865

		6,347,826

TRANSPORTATION—1.18%
Burlington Northern Santa Fe Corp.	281,015	15,155,139
CNF Inc.	27,455	1,284,619
CSX Corp.	165,773	6,904,445
FedEx Corp.	44,747	4,203,981
Norfolk Southern Corp.	302,280	11,199,474
Ryder System Inc.	27,198	1,134,157
Union Pacific Corp.	205,993	14,357,712
Yellow Roadway Corp. (1) (2)	36,938	2,162,351

		56,401,878

WATER—0.04%
Aqua America Inc. (2)	71,697	1,746,539

		1,746,539

TOTAL COMMON STOCKS (Cost: $4,337,823,195)		4,784,071,029

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.22%

COMMERCIAL PAPER(3)—1.97%
Amstel Funding Corp.
2.95%, 08/19/05	$702,224	694,168
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	11,932,372	11,919,241
ANZ National Bank Ltd.
2.94%, 08/15/05	844,710	835,344
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,436,007	1,433,729

Cantabric Finance LLC
2.80%, 04/29/05	912,287	910,300
Chariot Funding LLC
2.70%, 04/06/05	456,143	455,972
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,706,314	1,704,865
Corporate Asset Funding
2.75%, 05/05/05	1,182,594	1,179,522
CRC Funding LLC
2.74%, 04/28/05	844,710	842,974
DEPFA Bank PLC
2.28%, 05/03/05	844,710	843,002
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	5,744,027	5,716,541
Fairway Finance LLC
3.15%, 09/15/05	1,502,823	1,480,863
Falcon Asset Securitization Corp.
2.75%, 04/14/05	675,768	675,098
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	2,094,880	2,090,714
Fortis Funding LLC
2.35%, 05/09/05	2,365,188	2,359,321
General Electric Capital Corp.
2.74%, 07/07/05	844,710	838,474
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	4,802,277	4,793,104
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	5,068,259	5,005,928
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	13,054,281	13,037,809
Kitty Hawk Funding Corp.
2.75%, 04/15/05	2,355,642	2,353,123
Liberty Street Funding Corp.
2.80%, 04/20/05	846,923	845,671
Moat Funding LLC
2.74%, 05/02/05	1,182,594	1,179,804
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,402,218	1,400,924
New Center Asset Trust
2.80%, 04/15/05	1,689,420	1,687,580
Nordea North America Inc.
2.74%, 07/11/05	844,710	838,217
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,927,037	1,924,647
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	5,439,425	5,431,638
Polonius Inc.
2.82%, 04/28/05	1,402,218	1,399,253
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,454,996	1,453,531
Ranger Funding Co. LLC
2.75%, 04/14/05	2,534,130	2,531,618
Santander Central Hispano
2.75%, 07/08/05	2,111,775	2,095,994
Scaldis Capital LLC
2.75%, 07/08/05	422,828	419,663
Societe Generale
2.75%, 05/03/05	1,520,478	1,516,761
Sydney Capital Corp.
2.75%, 04/12/05	2,949,220	2,946,742
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,469,795	1,467,623
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	1,472,059	1,470,560
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	1,101,721	1,100,627
Tulip Funding Corp.
2.71%, 04/08/05	1,397,066	1,396,329
Variable Funding Capital Corp.
2.80%, 04/20/05	1,300,853	1,298,931

Yorktown Capital LLC
2.80%, 04/20/05	2,652,389	2,648,469

		94,224,674

FLOATING RATE NOTES(3)—2.80%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	777,133	777,157
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	5,912,969	5,913,930
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	1,098,123	1,097,874
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	5,490,614	5,491,051
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,689,420	1,689,420
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	5,744,027	5,743,050
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	5,068,259	5,068,056
Commodore CDO Ltd.
3.08%, 12/12/05	422,355	422,355
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	5,068,259	5,067,596
DEPFA Bank PLC
2.99%, 12/15/05	1,689,420	1,689,420
Dorada Finance Inc.
2.66%, 07/29/05 (4)	1,402,218	1,402,081
Fairway Finance LLC
2.80%, 06/20/05	844,710	844,691
Fifth Third Bancorp
2.81%, 02/23/06 (4)	3,378,839	3,378,839
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	2,196,246	2,196,335
General Electric Capital Corp.
2.86%, 03/09/06	760,239	761,208
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	616,852	616,852
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	1,098,123	1,098,123
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,689,420	1,689,420
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	5,068,259	5,068,260
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	7,602,389	7,602,501
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,773,891	1,773,891
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	6,926,621	6,928,175
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	3,378,839	3,378,839
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,689,420	1,691,216
MetLife Funding Inc.
2.74%, 03/06/06 (4)	2,534,130	2,534,130
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	4,223,549	4,223,303
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	6,250,853	6,252,042
Norddeutsche Landesbank
2.63%, 07/27/05	1,689,420	1,689,229
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	5,068,259	5,068,259
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	5,997,440	5,997,441
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	929,181	928,997

Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	8,616,041	8,616,378
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	5,198,345	5,198,174
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	5,068,259	5,068,260
Wells Fargo & Co.
2.78%, 03/15/06 (4)	844,710	844,822
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	5,912,969	5,912,525
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	8,514,675	8,514,105
Winston Funding Ltd.
2.75%, 04/25/05 (4)	1,206,246	1,206,246
World Savings Bank
2.71%, 09/09/05	591,297	591,271

		134,035,522

MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	6,757,679	6,757,679
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	3,779,566	3,779,566
BlackRock Temp Cash Money Market Fund (3)	315,064	315,064
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	708,169	708,169

		11,560,478

REPURCHASE AGREEMENTS(3)—2.01%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $37,170,221 and effective yields of 2.89% - 2.90%. (6)	$37,167,234	37,167,234
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $33,791,107 and an effective yield of 2.89%. (6)	33,788,395	33,788,395
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $25,343,330 and an effective yield of 2.89%. (6)	25,341,296	25,341,296

		96,296,925

TIME DEPOSITS(3)—1.11%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,182,594	1,182,590
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,689,420	1,689,420
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,365,188	2,365,188
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	2,196,246	2,196,246
First Tennessee Bank
2.77%, 04/15/05	844,710	844,710
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	2,094,880	2,094,881
Natexis Banques
2.98%, 08/18/05	1,689,420	1,689,420
Norddeutsche Landesbank
2.11%, 06/07/05	1,689,420	1,689,358
Rabobank Nederland NV NY
2.84%, 04/01/05	12,430,835	12,430,835
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	4,139,078	4,139,079
SunTrust Bank
2.68%, 05/03/05	1,689,420	1,689,273
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	5,744,027	5,743,854
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	3,040,956	3,040,945

Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	8,362,628	8,362,627
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,689,420	1,689,413
World Savings Bank
2.75%, 05/03/05	2,365,188	2,365,188

		53,213,027

U.S. GOVERNMENT AGENCY NOTES(3)—0.09%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	2,024,820	2,022,074
Federal National Mortgage Association
2.33%, 07/22/05	2,534,130	2,515,799

		4,537,873

TOTAL SHORT-TERM INVESTMENTS (Cost: $393,868,499)		393,868,499

TOTAL INVESTMENTS IN SECURITIES — 108.07% (Cost: $4,731,691,694)		5,177,939,528
Other Assets, Less Liabilities — (8.07%)		(386,560,323)

NET ASSETS — 100.00%		$4,791,379,205

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.87%

ADVERTISING—0.46%
ADVO Inc. (1)	193,477	$7,245,714
Catalina Marketing Corp. (1)	332,832	8,620,349
Donnelley (R.H.) Corp. (2)	143,628	8,343,351
FTD Group Inc. (2)	58,427	708,135
Greenfield Online Inc. (2)	42,702	839,094
Marchex Inc. Class B (1) (2)	26,824	499,999
Reading International Inc. Class A (1) (2)	91,897	647,874
SITEL Corp. (2)	376,050	737,058
ValueVision Media Inc. Class A (1) (2)	114,956	1,422,006
Ventiv Health Inc. (1) (2)	127,683	2,936,709

		32,000,289

AEROSPACE & DEFENSE—1.37%
AAR Corp. (1) (2)	205,746	2,798,146
Armor Holdings Inc. (1) (2)	182,083	6,753,458
BE Aerospace Inc. (1) (2)	358,409	4,300,908
Curtiss-Wright Corp. (1)	133,875	7,630,875
DRS Technologies Inc. (2)	150,933	6,414,652
Ducommun Inc. (2)	47,431	948,620
EDO Corp. (1)	99,913	3,002,386
Engineered Support Systems Inc.	148,254	7,934,554
Esterline Technologies Corp. (2)	156,436	5,404,864
GenCorp Inc. (1)	300,023	6,000,460
HEICO Corp. (1)	124,216	2,496,742
Herley Industries Inc. (2)	72,678	1,243,521
Innovative Solutions & Support Inc. (1) (2)	44,837	1,423,575
Kaman Corp. Class A	134,978	1,680,476
Moog Inc. Class A (2)	165,962	7,501,482
MTC Technologies Inc. (2)	46,543	1,512,647
Orbital Sciences Corp. (1) (2)	343,331	3,323,444
Sequa Corp. Class A (2)	39,788	2,063,008
Teledyne Technologies Inc. (2)	207,020	6,479,726
Titan Corp. (The) (2)	535,197	9,719,178
Triumph Group Inc. (2)	101,207	3,941,001
United Industrial Corp. (1)	64,076	1,897,931

		94,471,654

AGRICULTURE—0.34%
Alico Inc. (2)	22,930	1,208,411
Delta & Pine Land Co. (1)	240,991	6,506,757
DIMON Inc.	288,436	1,802,725
Maui Land & Pineapple Co. Inc. (1) (2)	20,522	880,394
Standard Commercial Corp.	64,728	1,203,941
Tejon Ranch Co. (2)	48,732	2,173,447
Universal Corp.	160,327	7,338,167
Vector Group Ltd. (1)	154,390	2,374,518

		23,488,360

AIRLINES—0.55%
AirTran Holdings Inc. (1) (2)	538,652	4,874,801
Alaska Air Group Inc. (1) (2)	171,417	5,046,516
America West Holdings Corp. Class B (1) (2)	224,649	1,219,844
Continental Airlines Inc. Class B (1) (2)	422,315	5,084,673
Delta Air Lines Inc. (1) (2)	739,614	2,995,437
ExpressJet Holdings Inc. (2)	239,171	2,728,941

FLYi Inc. (1) (2)	293,819	373,150
Frontier Airlines Inc. (1) (2)	227,136	2,380,385
Mesa Air Group Inc. (1) (2)	202,689	1,418,823
Northwest Airlines Corp. (1) (2)	476,775	3,189,625
Pinnacle Airlines Corp. (2)	125,062	1,328,158
Republic Airways Holdings Inc. (2)	38,617	482,712
SkyWest Inc.	370,196	6,881,944

		38,005,009

APPAREL—0.97%
Carter’s Inc. (2)	41,981	1,668,745
Cherokee Inc.	43,308	1,449,952
Deckers Outdoor Corp. (1) (2)	58,249	2,081,819
DHB Industries Inc. (1) (2)	151,221	1,330,745
Guess? Inc. (2)	95,789	1,312,309
Gymboree Corp. (1) (2)	194,836	2,443,243
Hartmarx Corp. (2)	146,100	1,393,794
Kellwood Co. (1)	173,219	4,986,975
K-Swiss Inc. Class A (1)	164,922	5,447,374
OshKosh B’Gosh Inc. Class A (1)	42,736	1,303,448
Oxford Industries Inc. (1)	84,673	3,098,185
Perry Ellis International Inc. (2)	34,711	778,915
Phillips-Van Heusen Corp.	154,619	4,119,050
Quiksilver Inc. (2)	374,723	10,878,209
Russell Corp.	182,358	3,297,033
Skechers U.S.A. Inc. Class A (2)	126,709	1,961,455
Steven Madden Ltd. (2)	74,204	1,238,465
Stride Rite Corp.	234,661	3,120,991
Warnaco Group Inc. (The) (1) (2)	292,768	7,038,143
Wolverine World Wide Inc.	380,759	8,159,665

		67,108,515

AUTO MANUFACTURERS—0.11%
A.S.V. Inc. (1) (2)	51,055	2,024,075
Noble International Ltd. (1)	41,493	940,231
Wabash National Corp. (1)	193,648	4,725,011

		7,689,317

AUTO PARTS & EQUIPMENT—0.83%
Aftermarket Technology Corp. (2)	75,350	1,243,275
ArvinMeritor Inc. (1)	442,729	6,849,018
Bandag Inc. (1)	71,583	3,362,969
Collins & Aikman Corp. (1) (2)	246,279	302,923
Commercial Vehicle Group Inc. (2)	63,582	1,271,640
Cooper Tire & Rubber Co.	401,777	7,376,626
Exide Technologies Inc. (1) (2)	127,768	1,648,207
Goodyear Tire & Rubber Co. (The) (1) (2)	970,943	12,962,089
Hayes Lemmerz International Inc. (2)	242,738	1,262,238
Keystone Automotive Industries Inc. (2)	97,312	2,253,746
Modine Manufacturing Co.	151,599	4,446,399
Sports Resorts International Inc. (2)	10,424	34,608
Standard Motor Products Inc.	80,380	940,446
Strattec Security Corp. (2)	24,821	1,329,909
Superior Industries International Inc. (1)	142,489	3,763,134
Tenneco Automotive Inc. (2)	267,223	3,329,599
Visteon Corp. (1)	825,618	4,714,279

		57,091,105

BANKS—7.77%
ABC Bancorp	75,437	1,274,128
ACE Cash Express Inc. (2)	57,671	1,312,015
Alabama National Bancorp (1)	83,283	5,154,385
AMCORE Financial Inc.	160,018	4,520,508
AmericanWest Bancorporation (2)	65,663	1,265,326
Arrow Financial Corp.	55,482	1,510,775
BancFirst Corp. (1)	20,594	1,421,398
Bancorp Inc. (The) (2)	50,629	708,806
BancorpSouth Inc.	492,510	10,165,406
BancTrust Financial Group Inc.	55,001	1,113,220
Bank of Granite Corp.	86,571	1,600,698

Bank of the Ozarks Inc. (1)	68,033	2,160,048
Banner Corp.	64,623	1,742,882
Boston Private Financial Holdings Inc. (1)	174,224	4,137,820
Bryn Mawr Bank Corp. (1)	45,206	923,107
Camden National Corp.	49,768	1,759,299
Capital City Bank Group Inc. (1)	60,201	2,438,743
Capital Corporation of the West	32,420	1,506,882
Capital Crossing Bank (1) (2)	27,007	888,530
Capitol Bancorp Ltd.	65,437	1,979,469
Cascade Bancorp (1)	107,027	2,077,394
Cathay General Bancorp	276,446	8,708,049
Center Financial Corp. (1)	61,943	1,092,055
Central Coast Bancorp (2)	72,110	1,209,285
Central Pacific Financial Corp.	186,685	6,281,950
Century Bancorp Inc. Class A	22,733	651,755
Chemical Financial Corp.	160,213	5,207,724
Chittenden Corp. (1)	293,724	7,657,385
Citizens Banking Corp. (1)	276,417	8,115,603
City Bank	49,599	1,604,032
City Holding Co.	106,726	3,152,152
Coastal Financial Corp.	90,736	1,364,669
CoBiz Inc. (1)	83,234	1,613,075
Columbia Bancorp	37,355	1,190,130
Columbia Banking System Inc.	99,379	2,360,251
Community Bank System Inc.	172,265	3,946,591
Community Banks Inc.	68,218	1,704,768
Community Trust Bancorp Inc.	76,395	2,200,940
Corus Bankshares Inc.	99,323	4,736,714
CVB Financial Corp. (1)	292,281	5,301,977
East West Bancorp Inc.	320,566	11,835,297
EuroBancshares Inc. (2)	52,114	881,248
Farmers Capital Bank Corp.	39,178	1,324,216
Financial Institutions Inc.	51,721	1,024,593
First BanCorp (Puerto Rico)	219,329	9,266,650
First Bancorp Inc. (North Carolina) (1)	71,954	1,629,039
First Busey Corp. Class A (1)	85,103	1,646,743
First Charter Corp. (1)	189,823	4,288,102
First Citizens BancShares Inc. Class A	38,692	5,663,735
First Commonwealth Financial Corp. (1)	443,415	6,074,785
First Community Bancorp	82,965	3,675,349
First Community Bancshares Inc.	64,553	1,812,003
First Financial Bancorp (1)	223,699	4,082,507
First Financial Bankshares Inc. (1)	87,246	3,893,789
First Financial Corp.	86,299	2,550,135
First Indiana Corp.	69,409	1,679,698
First Merchants Corp.	118,087	3,058,453
First Midwest Bancorp Inc.	296,946	9,644,806
First Oak Brook Bancshares Inc. Class A	43,032	1,260,407
First of Long Island Corp.	21,837	924,142
First Republic Bank (1)	124,432	4,027,864
1st Source Corp.	75,800	1,616,814
First State Bancorp	98,642	1,674,448
FNB Corp. (Pennsylvania) (1)	346,132	6,628,428
FNB Corp. (Virginia)	46,593	1,201,168
Frontier Financial Corp.	103,308	3,915,373
GB&T Bancshares Inc. (1)	65,176	1,411,712
German American Bancorp	59,584	923,552
Glacier Bancorp Inc.	156,223	4,764,801
Gold Bancorp Inc.	255,686	3,587,275
Great Southern Bancorp Inc.	66,740	2,167,048
Greater Bay Bancorp (1)	327,564	7,995,837
Hancock Holding Co.	177,389	5,765,142
Hanmi Financial Corp.	187,883	3,109,464
Harleysville National Corp.	166,991	3,548,559
Heartland Financial USA Inc.	64,457	1,280,116
IBERIABANK Corp.	41,590	2,339,853
Independent Bank Corp. (Massachusetts)	94,181	2,731,249
Independent Bank Corp. (Michigan)	118,415	3,406,800
Integra Bank Corp.	97,763	2,164,473
Interchange Financial Services Corp.	106,292	1,833,537

Irwin Financial Corp. (1)	111,708	2,571,518
K-Fed Bancorp	36,251	457,850
KNBT Bancorp Inc.	194,998	2,983,469
Lakeland Bancorp Inc. (1)	109,441	1,703,996
Lakeland Financial Corp.	37,437	1,439,453
Macatawa Bank Corp.	56,648	1,901,957
Main Street Banks Inc. (1)	96,636	2,558,921
MainSource Financial Group Inc. (1)	62,519	1,374,168
MB Financial Inc.	122,950	4,708,985
MBT Financial Corp.	92,313	1,741,946
Mercantile Bank Corp.	45,786	1,871,732
Mid-State Bancshares	150,448	4,001,917
Midwest Banc Holdings Inc.	68,948	1,372,755
Nara Bancorp Inc. (1)	117,223	1,646,983
National Penn Bancshares Inc. (1)	219,664	5,397,145
NBC Capital Corp.	44,382	1,073,157
NBT Bancorp Inc. (1)	209,903	4,703,926
Oak Hill Financial Inc.	22,430	754,994
Old National Bancorp (1)	444,398	9,021,279
Old Second Bancorp Inc.	85,476	2,579,238
Omega Financial Corp.	72,585	2,161,944
Oriental Financial Group Inc. (1)	118,969	2,786,254
Origen Financial Inc.	55,159	381,149
Pacific Capital Bancorp	289,889	8,632,894
Park National Corp.	91,667	10,312,538
Peapack-Gladstone Financial Corp. (1)	46,689	1,260,603
PennRock Financial Services Corp.	48,961	1,709,718
Peoples Bancorp Inc.	67,894	1,826,349
Peoples Holding Co.	66,618	2,071,820
Placer Sierra Bancshares	37,405	859,193
PrivateBancorp Inc. (1)	104,882	3,294,344
Prosperity Bancshares Inc. (1)	122,271	3,238,959
Provident Bankshares Corp.	207,349	6,834,223
R&G Financial Corp. Class B	177,233	5,524,353
Republic Bancorp Inc.	448,961	6,078,932
Republic Bancorp Inc. Class A	54,613	1,213,222
Riggs National Corp. (1)	111,604	2,130,520
Royal Bancshares of Pennsylvania Class A	27,915	633,950
S&T Bancorp Inc. (1)	151,132	5,350,073
Sandy Spring Bancorp Inc. (1)	92,593	2,992,606
Santander BanCorp	33,849	891,244
SCBT Financial Corp.	52,221	1,568,197
Seacoast Banking Corp. of Florida	74,422	1,464,625
Security Bank Corp.	29,880	1,230,757
Signature Bank (2)	39,391	1,044,255
Silicon Valley Bancshares (1) (2)	225,263	9,925,088
Simmons First National Corp. Class A	93,960	2,332,087
Smithtown Bancorp Inc.	33,548	940,015
Southern Community Financial Corp.	97,232	913,981
Southside Bancshares Inc.	62,973	1,312,357
Southwest Bancorp Inc.	68,885	1,270,928
Southwest Bancorp of Texas Inc. (1)	437,990	8,037,116
State Bancorp Inc.	51,962	1,351,532
State Financial Services Corp. Class A	36,511	1,349,081
Sterling Bancorp	103,014	2,500,150
Sterling Bancshares Inc. (1)	285,577	4,055,193
Sterling Financial Corp. (Pennsylvania)	137,081	3,566,848
Suffolk Bancorp	69,478	2,294,858
Sun Bancorp Inc. (New Jersey) (2)	62,203	1,423,516
Susquehanna Bancshares Inc.	293,715	7,160,772
SY Bancorp Inc. (1)	76,069	1,673,518
Taylor Capital Group Inc.	24,860	811,679
Texas Capital Bancshares Inc. (1) (2)	136,036	2,856,756
Texas Regional Bancshares Inc. Class A	261,836	7,883,882
Tompkins Trustco Inc.	51,223	2,179,539
TriCo Bancshares	72,054	1,509,531
TrustCo Bank Corp. NY (1)	474,406	5,450,925
Trustmark Corp.	300,033	8,700,957
UMB Financial Corp.	96,190	5,475,135
Umpqua Holdings Corp.	279,224	6,519,880

Union Bankshares Corp.	55,438	1,775,125
United Bancshares Inc. (1)	238,793	7,913,600
United Community Banks Inc.	181,431	4,305,358
United PanAm Financial Corp. (1) (2)	30,466	621,202
Univest Corp. of Pennsylvania	48,845	1,944,519
Unizan Financial Corp.	138,831	3,609,606
USB Holding Co. Inc.	74,222	1,646,986
Virginia Commerce Bancorp Inc. (2)	43,305	1,170,967
Virginia Financial Group Inc.	45,553	1,498,466
Washington Trust Bancorp Inc.	84,471	2,321,263
WesBanco Inc. (1)	127,064	3,495,531
West Bancorporation	108,582	1,850,237
West Coast Bancorp	96,331	2,292,678
Westamerica Bancorp	202,515	10,484,202
Western Sierra Bancorp (1) (2)	41,447	1,414,586
Wilshire Bancorp Inc.	90,169	1,175,804
Wintrust Financial Corp.	137,359	6,468,235
Yardville National Bancorp	54,070	1,763,763

		536,674,717

BEVERAGES—0.12%
Boston Beer Co. Inc. Class A (2)	54,201	1,187,002
Coca-Cola Bottling Co. Consolidated	25,331	1,325,065
Farmer Brothers Co.	43,799	1,048,986
Hansen Natural Corp. (1) (2)	38,317	2,301,702
National Beverage Corp. (2)	47,815	389,692
Peet’s Coffee & Tea Inc. (2)	75,033	1,849,563

		8,102,010

BIOTECHNOLOGY—1.60%
Aksys Ltd. (1) (2)	49,508	156,940
Alexion Pharmaceuticals Inc. (2)	172,508	3,737,386
Applera Corp. - Celera Genomics Group (2)	465,385	4,770,196
ARIAD Pharmaceuticals Inc. (1) (2)	333,697	1,868,703
Avant Immunotherapeutics Inc. (1) (2)	474,540	773,500
Axonyx Inc. (1) (2)	327,670	403,034
Barrier Therapeutics Inc. (2)	45,204	700,210
Bio-Rad Laboratories Inc. Class A (2)	110,894	5,401,647
Cambrex Corp.	166,594	3,548,452
CancerVax Corp. (1) (2)	105,849	697,545
Cell Genesys Inc. (1) (2)	289,027	1,309,292
Ciphergen Biosystems Inc. (1) (2)	144,996	401,639
Corgentech Inc. (1) (2)	39,573	91,809
CuraGen Corp. (1) (2)	275,662	1,146,754
Curis Inc. (2)	307,096	1,099,404
CYTOGEN Corp. (2)	99,134	573,986
Cytokinetics Inc. (2)	47,593	312,210
deCODE genetics Inc. (1) (2)	307,081	1,750,362
Digene Corp. (1) (2)	89,496	1,857,042
Diversa Corp. (2)	151,778	755,854
Encysive Pharmaceuticals Inc. (1) (2)	363,841	3,718,455
Enzo Biochem Inc. (1) (2)	161,673	2,331,325
Enzon Pharmaceuticals Inc. (2)	279,789	2,851,050
Exelixis Inc. (2)	412,644	2,797,726
Genaera Corp. (1) (2)	364,675	831,459
Genencor International Inc. (2)	44,127	848,562
Geron Corp. (1) (2)	324,661	1,983,679
GTx Inc. (1) (2)	34,252	311,693
Human Genome Sciences Inc. (1) (2)	827,427	7,628,877
Illumina Inc. (1) (2)	186,101	1,503,696
Immunogen Inc. (2)	234,675	1,227,350
Immunomedics Inc. (1) (2)	294,695	716,109
Incyte Corp. (1) (2)	441,305	3,014,113
Integra LifeSciences Holdings Corp. (1) (2)	129,369	4,556,376
InterMune Inc. (1) (2)	183,979	2,023,769
Keryx Biopharmaceuticals Inc. (1) (2)	139,275	1,860,714
Kosan Biosciences Inc. (2)	135,330	554,853
Lexicon Genetics Inc. (2)	407,584	2,082,754
LifeCell Corp. (1) (2)	182,954	1,628,291
Maxim Pharmaceuticals Inc. (2)	185,295	326,119

Maxygen Inc. (2)	144,786	1,242,264
Momenta Pharmaceuticals Inc. (2)	40,811	345,669
Myogen Inc. (2)	120,534	951,013
Myriad Genetics Inc. (1) (2)	195,589	3,596,882
Nanogen Inc. (1) (2)	304,735	1,060,478
Neose Technologies Inc. (1) (2)	176,286	454,818
Oscient Pharmaceuticals Corp. (2)	390,626	914,065
Peregrine Pharmaceuticals Inc. (1) (2)	807,580	1,187,143
Praecis Pharmaceuticals Inc. (2)	340,882	357,926
Regeneration Technologies Inc. (1) (2)	148,349	1,529,478
Regeneron Pharmaceuticals Inc. (1) (2)	243,018	1,241,822
Seattle Genetics Inc. (2)	200,783	1,032,025
Serologicals Corp. (1) (2)	215,823	5,274,714
SuperGen Inc. (1) (2)	322,857	1,569,085
Telik Inc. (1) (2)	324,075	4,887,051
Tercica Inc. (2)	48,382	369,155
Third Wave Technologies Inc. (2)	180,431	1,039,283
Transkaryotic Therapies Inc. (1) (2)	186,889	4,665,684
Vertex Pharmaceuticals Inc. (1) (2)	502,627	4,704,589

		110,576,079

BUILDING MATERIALS—1.18%
Aaon Inc. (2)	56,146	924,163
Apogee Enterprises Inc.	175,197	2,501,813
Comfort Systems USA Inc. (2)	245,557	1,903,067
Drew Industries Inc. (1) (2)	46,051	1,733,820
Eagle Materials Inc. (1)	120,046	9,716,523
ElkCorp (1)	125,701	4,834,460
Genlyte Group Inc. (The) (1) (2)	77,602	6,981,852
Interline Brands Inc. (2)	56,932	1,087,971
Lennox International Inc.	282,651	6,195,710
LSI Industries Inc.	127,329	1,429,905
NCI Building Systems Inc. (2)	131,349	5,070,071
Simpson Manufacturing Co. Inc. (1)	234,089	7,233,350
Texas Industries Inc.	135,042	7,258,507
Trex Co. Inc. (1) (2)	65,606	2,913,562
U.S. Concrete Inc. (2)	134,838	845,434
Universal Forest Products Inc.	100,575	3,907,339
USG Corp. (1) (2)	205,495	6,814,214
York International Corp. (1)	263,662	10,330,277

		81,682,038

CHEMICALS—2.81%
Aceto Corp.	152,914	1,134,622
Airgas Inc.	383,710	9,166,832
Albemarle Corp.	224,651	8,168,310
American Vanguard Corp. (1)	31,998	1,435,750
Arch Chemicals Inc. (1)	148,490	4,227,510
Cabot Microelectronics Corp. (1) (2)	158,347	4,968,929
Crompton Corp.	730,777	10,669,344
Cytec Industries Inc. (1)	248,192	13,464,360
Ferro Corp.	267,370	5,031,903
FMC Corp. (2)	231,946	12,397,514
Fuller (H.B.) Co. (1)	181,803	5,272,287
Georgia Gulf Corp.	181,647	8,352,129
Grace (W.R.) & Co. (1) (2)	418,794	3,568,125
Great Lakes Chemical Corp. (1)	323,846	10,401,934
Hercules Inc. (2)	701,425	10,163,648
Kronos Worldwide Inc. (1)	20,190	858,292
MacDermid Inc.	172,148	5,594,810
Minerals Technologies Inc.	131,057	8,620,929
Mosaic Co. (The) (1) (2)	808,015	13,784,736
NewMarket Corp. (2)	88,329	1,642,919
NL Industries Inc. (2)	50,091	1,157,102
Octel Corp.	79,539	1,473,858
Olin Corp. (1)	443,166	9,882,602
OM Group Inc. (2)	180,935	5,504,043
OMNOVA Solutions Inc. (2)	256,861	1,379,344
PolyOne Corp. (2)	584,371	5,189,214
Quaker Chemical Corp. (1)	52,341	1,075,084

Schulman (A.) Inc.	192,391	3,351,451
Sensient Technologies Corp. (1)	298,378	6,433,030
Spartech Corp.	159,838	3,172,784
Stepan Co.	33,880	796,519
Symyx Technologies Inc. (1) (2)	179,421	3,956,233
Terra Industries Inc. (1) (2)	308,589	2,394,651
UAP Holding Corp. (2)	174,962	2,816,888
Valhi Inc.	65,174	1,280,669
Wellman Inc. (1)	204,650	2,959,239
Westlake Chemical Corp.	75,097	2,429,388

		194,176,982

COAL—0.10%
Alpha Natural Resources Inc. (2)	138,788	3,979,052
Foundation Coal Holdings Inc.	110,388	2,595,222

		6,574,274

COMMERCIAL SERVICES—4.34%
Aaron Rents Inc.	241,985	4,839,700
ABM Industries Inc.	239,733	4,610,066
Administaff Inc. (1)	139,001	2,029,415
Advance America Cash Advance Centers Inc.	312,970	4,844,776
Advisory Board Co. (The) (1) (2)	112,879	4,932,812
Albany Molecular Research Inc. (2)	148,793	1,529,592
Alderwoods Group Inc. (2)	255,223	3,174,974
AMN Healthcare Services Inc. (1) (2)	73,509	1,169,528
Answerthink Inc. (2)	292,306	1,207,224
Arbitron Inc.	197,222	8,460,824
Banta Corp.	158,869	6,799,593
Bowne & Co. Inc.	223,153	3,356,221
Bright Horizons Family Solutions Inc. (1) (2)	168,431	5,682,862
CDI Corp. (1)	79,404	1,757,211
Central Parking Corp. (1)	118,064	2,028,340
Century Business Services Inc. (2)	406,547	1,666,843
Charles River Associates Inc. (1) (2)	64,877	3,201,680
Chemed Corp.	77,401	5,919,628
Clark Inc.	103,027	1,594,858
Coinstar Inc. (1) (2)	157,856	3,346,547
Consolidated Graphics Inc. (2)	71,935	3,783,781
Cornell Companies Inc. (2)	85,081	1,072,021
Corrections Corp. of America (2)	241,666	9,328,308
CorVel Corp. (1) (2)	40,781	869,451
CoStar Group Inc. (1) (2)	102,203	3,766,181
Cross Country Healthcare Inc. (1) (2)	147,082	2,465,094
DiamondCluster International Inc. Class A (2)	149,513	2,407,159
Dollar Financial Corp. (2)	31,605	375,467
Dollar Thrifty Automotive Group Inc. (2)	160,995	5,277,416
Educate Inc. (2)	115,351	1,599,918
Electro Rent Corp. (2)	115,627	1,551,714
Euronet Worldwide Inc. (2)	152,879	4,364,695
Exponent Inc. (2)	40,871	976,408
First Advantage Corp. Class A (2)	22,319	468,699
Forrester Research Inc. (2)	87,378	1,230,282
FTI Consulting Inc. (1) (2)	271,513	5,604,028
Gartner Inc. Class A (1) (2)	406,254	3,887,851
Geo Group Inc. (The) (2)	53,291	1,523,057
Gevity HR Inc. (1)	150,992	2,886,967
Healthcare Services Group Inc.	99,802	2,420,198
Heidrick & Struggles International Inc. (1) (2)	106,842	3,928,580
Hooper Holmes Inc.	366,474	1,399,931
Hudson Highland Group Inc. (1) (2)	127,150	2,172,993
Huron Consulting Group Inc. (2)	37,266	771,779
Insurance Auto Auctions Inc. (2)	55,487	1,545,313
Integrated Electrical Services Inc. (1) (2)	208,085	574,315
Interactive Data Corp. (2)	234,512	4,866,124
Intersections Inc. (2)	44,433	646,500
iPayment Holdings Inc. (1) (2)	66,928	2,824,362
Jackson Hewitt Tax Service Inc. (1)	239,802	5,016,658
Kelly Services Inc. Class A	112,285	3,232,685
Kforce Inc. (1) (2)	168,553	1,852,397

Korn/Ferry International (1) (2)	205,085	3,902,768
Labor Ready Inc. (1) (2)	263,816	4,920,168
Landauer Inc.	56,814	2,700,938
Learning Tree International Inc. (1) (2)	56,457	813,545
LECG Corp. (2)	83,980	1,646,008
Magellan Health Services Inc. (2)	171,765	5,848,598
MAXIMUS Inc.	118,968	3,984,238
McGrath RentCorp (1)	122,934	2,874,197
Medical Staffing Network Holdings Inc. (1) (2)	78,033	515,798
Midas Inc. (1) (2)	99,374	2,268,708
Monro Muffler Brake Inc. (2)	60,257	1,555,233
MPS Group Inc. (1) (2)	670,243	7,044,254
Navigant Consulting Inc. (1) (2)	292,765	7,971,991
NCO Group Inc. (1) (2)	172,282	3,368,113
Neurogen Corp. (2)	160,092	1,133,451
PAREXEL International Corp. (1) (2)	166,547	3,913,854
PDI Inc. (2)	54,385	1,114,892
PRA International (2)	52,924	1,425,243
Pre-Paid Legal Services Inc. (1)	63,371	2,144,475
PRG-Schultz International Inc. (1) (2)	264,253	1,323,908
Princeton Review Inc. (The) (1) (2)	105,865	583,316
ProxyMed Inc. (2)	37,649	327,170
QC Holdings Inc. (2)	32,532	488,956
Quanta Services Inc. (1) (2)	459,563	3,506,466
Rent-Way Inc. (1) (2)	168,700	1,383,340
Resources Connection Inc. (1) (2)	294,879	6,171,817
Rewards Network Inc. (2)	101,968	424,187
Rollins Inc.	187,140	3,480,804
SFBC International Inc. (1) (2)	90,868	3,202,188
Sotheby’s Holdings Inc. Class A (2)	291,222	4,939,125
Source Interlink Companies Inc. (1) (2)	127,446	1,433,767
SOURCECORP Inc. (2)	102,687	2,068,116
Spherion Corp. (2)	385,437	2,886,923
StarTek Inc. (1)	70,382	1,182,418
Stewart Enterprises Inc. Class A (1) (2)	684,395	4,209,029
Strayer Education Inc. (1)	94,484	10,706,927
TeleTech Holdings Inc. (1) (2)	240,281	3,104,431
TNS Inc. (2)	29,301	525,953
United Rentals Inc. (1) (2)	275,118	5,560,135
Universal Technical Institute Inc. (2)	90,286	3,322,525
Valassis Communications Inc. (1) (2)	332,362	11,619,376
Vertrue Inc. (1) (2)	33,024	1,170,371
Volt Information Sciences Inc. (2)	50,936	1,230,104
Watson Wyatt & Co. Holdings (1)	205,491	5,589,355
Wright Express Corp. (2)	189,125	3,234,037

		299,664,242

COMPUTERS—3.04%
ActivCard Corp. (2)	269,790	1,713,166
Advanced Digital Information Corp. (1) (2)	409,338	3,356,572
Agilysys Inc.	164,170	3,227,582
Ansoft Corp. (2)	43,219	1,166,049
Anteon International Corp. (2)	172,088	6,699,386
BISYS Group Inc. (The) (2)	767,803	12,039,151
Blue Coat Systems Inc. (2)	65,798	1,546,253
Brocade Communications Systems Inc. (2)	1,654,618	9,795,339
CACI International Inc. Class A (1) (2)	185,849	10,264,440
Carreker Corp. (2)	132,129	741,244
Catapult Communications Corp. (2)	45,984	981,758
CIBER Inc. (1) (2)	325,661	2,367,555
Covansys Corp. (2)	142,032	2,118,407
Cray Inc. (1) (2)	554,475	1,413,911
CyberGuard Corp. (2)	110,693	912,110
CyberSource Corp. (2)	175,914	905,957
Digimarc Corp. (2)	99,345	610,972
Dot Hill Systems Corp. (2)	277,275	1,649,786
Echelon Corp. (2)	179,304	1,226,439
Electronics For Imaging Inc. (1) (2)	341,857	6,098,729
Equinix Inc. (1) (2)	74,459	3,152,594
FactSet Research Systems Inc. (1)	194,773	6,429,457

Gateway Inc. (1) (2)	1,419,907	5,722,225
Hutchinson Technology Inc. (1) (2)	166,340	5,785,305
iGATE Corp. (2)	132,546	494,397
Imation Corp.	226,123	7,857,774
InFocus Corp. (1) (2)	253,480	1,454,975
Intergraph Corp. (1) (2)	210,630	6,068,250
Internap Network Services Corp. (2)	1,860,017	1,097,410
InterVoice-Brite Inc. (2)	230,888	2,592,872
Iomega Corp. (1) (2)	329,852	1,415,065
Kanbay International Inc. (2)	45,824	937,559
Komag Inc. (1) (2)	175,483	3,922,045
Kronos Inc. (1) (2)	198,061	10,122,898
LaserCard Corp. (1) (2)	61,998	308,750
Lexar Media Inc. (1) (2)	453,485	2,258,355
Magma Design Automation Inc. (1) (2)	157,120	1,865,014
Manhattan Associates Inc. (1) (2)	192,515	3,921,531
McDATA Corp. Class A (1) (2)	749,971	2,827,391
Mentor Graphics Corp. (1) (2)	486,785	6,668,954
Mercury Computer Systems Inc. (1) (2)	135,366	3,733,394
Merge Technologies Inc. (1) (2)	70,194	1,231,905
MICROS Systems Inc. (2)	205,478	7,543,097
Mobility Electronics Inc. (1) (2)	158,976	1,111,242
MTS Systems Corp.	126,645	3,676,504
Ness Technologies Inc. (2)	86,803	1,039,900
NetScout Systems Inc. (1) (2)	155,034	689,901
Overland Storage Inc. (2)	87,881	1,290,093
PalmOne Inc. (1) (2)	274,872	6,976,251
PEC Solutions Inc. (2)	73,765	927,964
Perot Systems Corp. Class A (2)	484,824	6,516,035
Quantum Corp. (1) (2)	1,151,162	3,349,881
RadiSys Corp. (1) (2)	122,094	1,728,851
SI International Inc. (1) (2)	41,843	1,156,122
Silicon Graphics Inc. (1) (2)	1,668,105	1,985,045
Silicon Storage Technology Inc. (2)	519,033	1,930,803
SimpleTech Inc. (2)	129,624	510,719
SRA International Inc. Class A (2)	83,059	5,004,305
Stratasys Inc. (1) (2)	59,055	1,673,028
Sykes Enterprises Inc. (2)	159,682	1,097,015
Synaptics Inc. (1) (2)	147,577	3,423,786
Syntel Inc.	47,303	837,263
TALX Corp.	130,613	2,371,932
Tier Technologies Inc. Class B (2)	113,869	839,215
TransAct Technologies Inc. (1) (2)	55,015	550,700
Tumbleweed Communications Corp. (1) (2)	302,624	835,242
Tyler Technologies Inc. (2)	234,704	1,786,097
Ultimate Software Group Inc. (1) (2)	104,880	1,675,982
Xybernaut Corp. (1) (2)	1,142,076	479,672

		209,709,571

COSMETICS & PERSONAL CARE—0.16%
Chattem Inc. (1) (2)	106,691	4,744,549
Elizabeth Arden Inc. (2)	143,241	3,400,541
Inter Parfums Inc. (1)	31,885	459,144
Revlon Inc. Class A (1) (2)	935,875	2,695,320

		11,299,554

DISTRIBUTION & WHOLESALE—0.91%
Advanced Marketing Services Inc. (2)	90,769	544,614
Aviall Inc. (2)	150,627	4,217,556
Beacon Roofing Supply Inc. (2)	88,016	1,926,230
BlueLinx Holdings Inc.	41,536	561,151
Brightpoint Inc. (2)	115,399	2,161,423
Building Materials Holdings Corp.	85,601	3,807,532
Central European Distribution Corp. (1) (2)	78,659	2,618,558
Handleman Co. (1)	141,828	2,689,059
LKQ Corp. (2)	93,418	1,874,899
NuCo2 Inc. (1) (2)	50,083	1,317,183
Owens & Minor Inc. (1)	250,413	6,798,713
ScanSource Inc. (2)	79,907	4,141,580
SCP Pool Corp. (1)	340,146	10,837,052

United Stationers Inc. (2)	215,945	9,771,511
Watsco Inc.	142,052	5,980,389
WESCO International Inc. (2)	126,928	3,553,984

		62,801,434

DIVERSIFIED FINANCIAL SERVICES—1.44%
Accredited Home Lenders Holding Co. (1) (2)	104,281	3,778,101
Advanta Corp. Class B	125,323	2,882,429
Affiliated Managers Group Inc. (1) (2)	155,358	9,636,857
Archipelago Holdings Inc. (2)	68,161	1,206,450
Asset Acceptance Capital Corp. (2)	51,135	975,656
Asta Funding Inc.	59,689	1,263,616
BKF Capital Group Inc. (1)	40,025	1,601,400
Calamos Asset Management Inc. Class A (1)	146,836	3,952,825
Capital Southwest Corp.	17,715	1,401,256
Capital Trust Inc. Class A (1)	74,802	2,481,930
CharterMac (1)	279,970	6,019,355
Circle Group Holdings Inc. (1) (2)	126,194	90,860
Cohen & Steers Inc.	48,947	807,625
Collegiate Funding Services LLC (2)	51,965	809,615
CompuCredit Corp. (2)	127,149	3,384,706
Credit Acceptance Corp. (2)	64,061	1,267,127
Encore Capital Group Inc. (2)	77,604	1,129,138
eSpeed Inc. (2)	147,264	1,354,829
Federal Agricultural Mortgage Corp. (1)	53,869	942,169
Financial Federal Corp. (1)	109,981	3,890,028
First Cash Inc. (2)	75,477	1,597,848
Gabelli Asset Management Inc. Class A	42,167	1,882,757
GFI Group Inc. (2)	25,977	696,963
Greenhill & Co. Inc.	32,025	1,146,495
Greg Manning Auctions Inc. (1) (2)	31,533	317,537
Harris & Harris Group Inc. (2)	100,216	1,206,601
Investment Technology Group Inc. (2)	279,640	4,893,700
Knight Trading Group Inc. (1) (2)	709,555	6,840,110
LaBranche & Co. Inc. (1) (2)	337,404	3,137,857
MarketAxess Holdings Inc. (2)	27,375	305,779
Marlin Business Services Corp. (2)	38,016	774,766
Metris Companies Inc. (1) (2)	205,876	2,386,103
National Financial Partners Corp.	212,855	8,471,629
Nelnet Inc. Class A (2)	52,329	1,665,632
optionsXpress Holdings Inc. (2)	94,697	1,533,144
Piper Jaffray Companies Inc. (2)	126,545	4,630,282
Portfolio Recovery Associates Inc. (1) (2)	77,350	2,632,220
Sanders Morris Harris Group Inc. (1)	76,797	1,388,490
Stifel Financial Corp. (2)	46,325	1,009,885
SWS Group Inc.	97,130	1,556,994
World Acceptance Corp. (2)	102,774	2,622,792

		99,573,556

ELECTRIC—1.73%
Aquila Inc. (1) (2)	1,504,032	5,760,443
Avista Corp.	308,696	5,402,180
Black Hills Corp. (1)	206,741	6,836,925
Calpine Corp. (1) (2)	2,830,781	7,926,187
Central Vermont Public Service Corp.	77,879	1,750,720
CH Energy Group Inc. (1)	100,551	4,595,181
Cleco Corp.	303,243	6,459,076
CMS Energy Corp. (1) (2)	1,242,374	16,200,557
Duquesne Light Holdings Inc. (1)	486,178	8,712,310
El Paso Electric Co. (2)	303,939	5,774,841
Empire District Electric Co. (The) (1)	161,912	3,766,073
IDACORP Inc. (1)	265,919	7,544,122
MGE Energy Inc.	127,451	4,225,001
Ormat Technologies Inc.	47,090	737,429
Otter Tail Corp.	184,740	4,625,890
PNM Resources Inc.	385,284	10,279,377
Sierra Pacific Resources Corp. (1) (2)	747,861	8,039,506
UIL Holdings Corp. (1)	79,695	4,036,552
UniSource Energy Corp. (1)	217,763	6,744,120

		119,416,490

ELECTRICAL COMPONENTS & EQUIPMENT—0.82%
Advanced Energy Industries Inc. (2)	135,960	1,314,733
Artesyn Technologies Inc. (1) (2)	221,213	1,926,765
Belden CDT Inc. (1)	298,728	6,634,749
C&D Technologies Inc.	162,472	1,632,844
Capstone Turbine Corp. (2)	527,256	817,247
Cherokee International Corp. (2)	46,702	326,447
Color Kinetics Inc. (2)	26,239	264,489
Encore Wire Corp. (2)	101,377	1,034,045
Energy Conversion Devices Inc. (1) (2)	128,515	2,921,146
EnerSys (2)	81,408	1,066,445
General Cable Corp. (1) (2)	250,656	3,025,418
GrafTech International Ltd. (1) (2)	620,295	3,529,479
Intermagnetics General Corp. (1) (2)	178,211	4,337,656
Littelfuse Inc. (2)	140,757	4,032,688
Magnetek Inc. (1) (2)	154,643	824,247
Medis Technologies Ltd. (1) (2)	83,084	1,191,425
Powell Industries Inc. (2)	43,303	801,972
Power-One Inc. (1) (2)	407,659	1,981,223
Rayovac Corp. (1) (2)	316,961	13,185,578
Universal Display Corp. (1) (2)	134,209	938,121
Valence Technology Inc. (1) (2)	395,140	1,213,080
Vicor Corp.	122,336	1,277,188
Wilson Greatbatch Technologies Inc. (1) (2)	136,939	2,497,767

		56,774,752

ELECTRONICS—2.65%
ADE Corp. (1) (2)	60,247	1,337,483
American Superconductor Corp. (2)	169,776	1,694,364
Analogic Corp. (1)	73,130	3,162,872
Bei Technologies Inc.	71,394	1,711,314
Bel Fuse Inc. Class B (1)	72,297	2,190,599
Benchmark Electronics Inc. (1) (2)	261,782	8,332,521
Brady Corp. Class A	231,893	7,501,739
Checkpoint Systems Inc. (1) (2)	247,425	4,176,534
Coherent Inc. (2)	192,494	6,498,597
CTS Corp. (1)	230,336	2,994,368
Cubic Corp. (1)	99,842	1,891,007
Cymer Inc. (2)	234,350	6,273,549
Daktronics Inc. (1) (2)	92,295	1,998,187
DDi Corp. (1) (2)	166,947	467,452
Dionex Corp. (1) (2)	118,377	6,451,546
Electro Scientific Industries Inc. (1) (2)	179,352	3,477,635
Excel Technology Inc. (2)	77,087	1,894,798
FEI Co. (1) (2)	152,097	3,521,046
FSI International Inc. (2)	191,192	808,742
Identix Inc. (1) (2)	562,763	2,841,953
II-VI Inc. (2)	143,036	2,494,548
Intevac Inc. (1) (2)	107,048	1,009,463
Itron Inc. (1) (2)	133,088	3,944,728
Keithley Instruments Inc.	80,488	1,298,271
KEMET Corp. (2)	551,017	4,270,382
Maxwell Technologies Inc. (1) (2)	69,832	640,359
Measurements Specialties Inc. (1) (2)	68,700	1,580,100
Merix Corp. (1) (2)	116,036	1,300,764
Methode Electronics Inc.	226,540	2,743,399
Metrologic Instruments Inc. (2)	67,023	1,506,677
MIPS Technologies Inc. Class A (2)	261,082	3,002,443
Molecular Devices Corp. (1) (2)	98,662	1,874,578
Multi-Fineline Electronix Inc. (2)	37,894	668,829
OSI Systems Inc. (1) (2)	93,123	1,630,584
Paradyne Networks Inc. (2)	248,952	520,310
Park Electrochemical Corp.	111,100	2,250,886
Paxar Corp. (2)	220,531	4,706,132
Photon Dynamics Inc. (1) (2)	107,149	2,042,260
Planar Systems Inc. (1) (2)	93,854	846,563
Plexus Corp. (1) (2)	274,907	3,164,180
PLX Technology Inc. (1) (2)	137,452	1,443,246

RAE Systems Inc. (1) (2)	221,839	681,046
Rofin-Sinar Technologies Inc. (2)	95,190	3,059,407
Rogers Corp. (1) (2)	105,774	4,230,960
SBS Technologies Inc. (2)	98,221	1,095,164
Sonic Solutions Inc. (1) (2)	119,263	1,794,908
Spatialight Inc. (1) (2)	148,971	752,304
Stoneridge Inc. (2)	100,351	1,225,286
Suntron Corp. (1) (2)	13,840	29,756
Sypris Solutions Inc.	43,026	461,239
Taser International Inc. (1) (2)	307,199	3,686,388
Technitrol Inc. (2)	257,352	3,839,692
Thomas & Betts Corp. (2)	374,818	12,106,621
Trimble Navigation Ltd. (2)	323,169	10,926,344
TTM Technologies Inc. (1) (2)	260,206	2,721,755
Ultralife Batteries Inc. (1) (2)	90,490	1,549,189
Varian Inc. (2)	221,315	8,385,625
Viisage Technology Inc. (1) (2)	194,265	654,673
Watts Water Technologies Inc. Class A (1)	152,926	4,986,917
Woodhead Industries Inc.	77,842	1,058,651
Woodward Governor Co.	61,860	4,435,362
X-Rite Inc.	132,937	1,999,372
Zygo Corp. (2)	114,179	1,479,760

		183,325,427

ENERGY - ALTERNATE SOURCES—0.24%
FuelCell Energy Inc. (1) (2)	269,436	2,688,971
Headwaters Inc. (1) (2)	243,121	7,979,231
KFx Inc. (1) (2)	303,371	4,065,171
Plug Power Inc. (1) (2)	311,514	2,055,992

		16,789,365

ENERGY & RELATED—0.06%
Edge Petroleum Corp. (1) (2)	105,665	1,749,812
Syntroleum Corp. (1) (2)	180,454	2,208,757

		3,958,569

ENGINEERING & CONSTRUCTION—0.62%
Dycom Industries Inc. (2)	309,287	7,110,508
EMCOR Group Inc. (1) (2)	96,636	4,524,498
Granite Construction Inc.	212,328	5,577,857
Infrasource Services Inc. (2)	54,617	655,404
Insituform Technologies Inc. Class A (1) (2)	170,547	2,474,637
Perini Corp. (1) (2)	44,132	608,580
Shaw Group Inc. (The) (1) (2)	403,240	8,790,632
URS Corp. (2)	199,996	5,749,885
Washington Group International Inc. (1) (2)	160,980	7,242,490

		42,734,491

ENTERTAINMENT—1.22%
Alliance Gaming Corp. (1) (2)	328,240	3,147,822
Argosy Gaming Co. (2)	166,334	7,638,057
Carmike Cinemas Inc.	49,381	1,840,924
Churchill Downs Inc.	48,800	1,931,992
Dover Downs Gaming & Entertainment Inc.	58,490	728,200
Dover Motorsports Inc.	102,939	519,842
Empire Resorts Inc. (1) (2)	56,636	409,478
Gaylord Entertainment Co. (1) (2)	194,490	7,857,396
Great Wolf Resorts Inc. (2)	96,975	2,419,526
Isle of Capri Casinos Inc. (1) (2)	85,966	2,281,538
Macrovision Corp. (1) (2)	314,814	7,174,611
Magna Entertainment Corp. Class A (1) (2)	242,110	1,486,555
Nevada Gold & Casinos Inc. (2)	51,870	663,936
Penn National Gaming Inc. (1) (2)	408,384	11,998,322
Pinnacle Entertainment Inc. (1) (2)	254,191	4,244,990
Scientific Games Corp. Class A (1) (2)	488,114	11,153,405
Shuffle Master Inc. (1) (2)	221,864	6,425,181
Six Flags Inc. (2)	593,022	2,443,251
Speedway Motorsports Inc.	94,469	3,372,543
Steinway Musical Instruments Inc. (2)	42,957	1,286,992
Sunterra Corp. (1) (2)	118,483	1,786,724
Vail Resorts Inc. (1) (2)	125,277	3,163,244

		83,974,529

ENVIRONMENTAL CONTROL—0.52%
Aleris International Inc. (1) (2)	164,285	4,098,911
Calgon Carbon Corp. (1)	217,990	1,861,635
Casella Waste Systems Inc. Class A (2)	126,271	1,670,565
Darling International Inc. (2)	407,481	1,625,849
Duratek Inc. (1) (2)	65,469	1,306,107
Layne Christensen Co. (2)	62,979	1,087,647
Metal Management Inc.	112,420	2,886,946
Mine Safety Appliances Co. (1)	137,507	5,327,021
Tetra Tech Inc. (1) (2)	356,557	4,499,749
TRC Companies Inc. (2)	58,502	859,979
Waste Connections Inc. (1) (2)	306,173	10,639,512

		35,863,921

FOOD—1.26%
American Italian Pasta Co. Class A (1)	102,420	2,806,308
Arden Group Inc. Class A	8,996	638,536
Cal-Maine Foods Inc. (1)	96,360	757,390
Chiquita Brands International Inc.	259,851	6,958,810
Corn Products International Inc.	465,186	12,090,184
Flowers Foods Inc.	226,532	6,390,468
Gold Kist Inc. (2)	87,865	1,397,053
Great Atlantic & Pacific Tea Co. (1) (2)	105,624	1,573,798
Hain Celestial Group Inc. (1) (2)	163,908	3,055,245
Ingles Markets Inc. Class A	64,781	862,883
J&J Snack Foods Corp.	38,663	1,810,588
Lance Inc.	163,802	2,632,298
M&F Worldwide Corp. (2)	65,342	871,662
MGP Ingredients Inc. (1)	50,939	424,831
Nash Finch Co.	78,482	2,981,531
Pathmark Stores Inc. (2)	192,236	1,213,009
Performance Food Group Co. (1) (2)	295,929	8,191,315
Provide Commerce Inc. (1) (2)	29,358	847,859
Ralcorp Holdings Inc. (1)	186,444	8,828,123
Ruddick Corp.	210,667	4,876,941
Sanderson Farms Inc.	65,725	2,839,977
Sanfilippo (John B.) & Son Inc. (2)	40,550	996,719
Seaboard Corp.	2,277	2,443,221
United Natural Foods Inc. (1) (2)	252,570	7,231,079
Weis Markets Inc.	71,654	2,641,883
Wild Oats Markets Inc. (1) (2)	183,102	1,946,374

		87,308,085

FOREST PRODUCTS & PAPER—0.52%
Buckeye Technologies Inc. (2)	187,380	2,023,704
Caraustar Industries Inc. (2)	182,239	2,350,883
Deltic Timber Corp.	63,184	2,470,494
Glatfelter Co. (1)	183,117	2,700,976
Longview Fibre Co.	325,817	6,112,327
Pope & Talbot Inc. (1)	100,801	1,772,082
Potlatch Corp. (1)	187,936	8,846,148
Rock-Tenn Co. Class A	186,483	2,480,224
Schweitzer-Mauduit International Inc.	95,892	3,217,177
Wausau-Mosinee Paper Corp.	291,467	4,121,343

		36,095,358

GAS—1.66%
Atmos Energy Corp.	488,140	13,179,780
Cascade Natural Gas Corp.	71,549	1,428,118
Energen Corp.	231,851	15,441,277
EnergySouth Inc.	43,704	1,251,464
Laclede Group Inc. (The)	132,285	3,862,722
New Jersey Resources Corp.	175,727	7,649,396
Nicor Inc. (1)	281,029	10,423,366
Northwest Natural Gas Co. (1)	174,103	6,297,306
Peoples Energy Corp. (1)	239,471	10,038,624
Piedmont Natural Gas Co. (1)	485,581	11,187,786

South Jersey Industries Inc. (1)	87,692	4,945,829
Southern Union Co. (1) (2)	543,779	13,654,291
Southwest Gas Corp.	231,241	5,586,783
WGL Holdings Inc. (1)	310,574	9,615,371

		114,562,113

HAND & MACHINE TOOLS—0.46%
Baldor Electric Co. (1)	210,113	5,423,017
Franklin Electric Co. Inc.	102,473	3,866,306
Kennametal Inc. (1)	232,634	11,047,789
Lincoln Electric Holdings Inc. (1)	214,312	6,446,505
Milacron Inc. (1) (2)	241,725	737,261
Regal-Beloit Corp. (1)	155,849	4,486,893

		32,007,771

HEALTH CARE—0.33%
Abaxis Inc. (2)	112,253	993,439
ABIOMED Inc. (1) (2)	97,947	1,036,279
America Service Group Inc. (1) (2)	68,545	1,516,901
Cyberoptics Corp. (1) (2)	48,774	608,700
FARO Technologies Inc. (2)	67,932	1,599,119
Flanders Corp. (2)	83,678	943,888
Genelabs Technologies Inc. (1) (2)	565,904	339,542
I-Flow Corp. (1) (2)	116,068	1,837,356
LeCroy Corp. (2)	52,895	906,091
MedCath Corp. (1) (2)	38,503	1,128,138
Microtek Medical Holdings Inc. (1) (2)	280,007	1,002,425
Microvision Inc. (1) (2)	119,007	693,811
Palomar Medical Technologies Inc. (1) (2)	78,340	2,112,830
Psychiatric Solutions Inc. (1) (2)	88,232	4,058,672
Res-Care Inc. (2)	112,047	1,401,708
Sonic Innovations Inc. (1) (2)	129,578	723,045
ThermoGenesis Corp. (1) (2)	286,257	1,431,285
Urologix Inc. (1) (2)	90,037	413,270

		22,746,499

HEALTH CARE-PRODUCTS—3.43%
Adeza Biomedical Corp. (2)	13,956	169,984
Advanced Medical Optics Inc. (1) (2)	227,399	8,234,118
Advanced Neuromodulation Systems Inc. (1) (2)	128,136	3,435,326
Align Technology Inc. (1) (2)	332,247	2,073,221
American Medical Systems Holdings Inc. (1) (2)	321,727	5,527,270
Animas Corp. (1) (2)	28,562	577,238
Arrow International Inc.	122,142	4,195,578
ArthroCare Corp. (1) (2)	135,720	3,868,020
Aspect Medical Systems Inc. (1) (2)	80,096	1,729,273
BioLase Technology Inc. (1)	128,903	1,095,675
Biosite Inc. (1) (2)	86,154	4,482,593
Bioveris Corp. (2)	131,070	692,050
Bruker BioSciences Corp. (2)	136,365	480,005
Candela Corp. (1) (2)	123,521	1,101,807
Cardiac Science Inc. (1) (2)	468,173	538,399
CardioDynamics International Corp. (2)	230,168	672,091
Cepheid Inc. (1) (2)	266,315	2,575,266
Closure Medical Corp. (2)	44,070	1,176,669
Conceptus Inc. (1) (2)	163,988	1,279,106
CONMED Corp. (2)	189,653	5,712,348
CTI Molecular Imaging Inc. (1) (2)	198,516	4,023,919
Cyberonics Inc. (2)	113,991	5,034,982
Datascope Corp.	74,422	2,275,825
Diagnostic Products Corp. (1)	144,571	6,982,779
DJ Orthopedics Inc. (2)	114,149	2,859,432
Encore Medical Corp. (2)	239,316	1,287,520
EPIX Pharmaceuticals Inc. (1) (2)	145,948	1,021,636
Exactech Inc. (2)	39,183	664,936
E-Z-Em Inc.	43,296	516,088
FoxHollow Technologies Inc. (1) (2)	30,193	851,443
Haemonetics Corp. (2)	124,495	5,248,709
Hanger Orthopedic Group Inc. (1) (2)	136,881	814,442
Hologic Inc. (1) (2)	130,165	4,149,009

ICU Medical Inc. (1) (2)	67,388	2,392,274
Immucor Inc. (2)	285,359	8,614,988
Immunicon Corp. (2)	38,385	226,088
IntraLase Corp. (2)	49,422	827,324
Intuitive Surgical Inc. (1) (2)	213,705	9,717,166
Invacare Corp. (1)	165,626	7,391,888
Inverness Medical Innovations Inc. (1) (2)	85,793	2,016,135
IVAX Diagnostics Inc. (2)	41,037	166,200
Kensey Nash Corp. (1) (2)	61,209	1,657,540
Kyphon Inc. (1) (2)	148,474	3,737,091
Laserscope (1) (2)	115,471	3,665,050
LCA-Vision Inc. (1)	98,503	3,280,150
Lifeline Systems Inc. (2)	71,212	2,159,148
Luminex Corp. (2)	172,129	1,296,131
Medical Action Industries Inc. (2)	52,233	987,204
Mentor Corp. (1)	258,456	8,296,438
Merit Medical Systems Inc. (2)	150,003	1,798,536
Micro Therapeutics Inc. (1) (2)	86,657	334,496
NuVasive Inc. (2)	43,099	556,839
Oakley Inc.	132,229	1,695,176
Occulogix Inc. (2)	34,025	286,490
OraSure Technologies Inc. (1) (2)	253,556	1,866,172
Orthologic Corp. (1) (2)	243,790	1,233,577
Orthovita Inc. (1) (2)	302,630	1,028,942
Palatin Technologies Inc. (1) (2)	344,969	807,227
PolyMedica Corp. (1)	176,895	5,618,185
Possis Medical Inc. (2)	104,327	873,217
PSS World Medical Inc. (1) (2)	430,054	4,889,714
Quidel Corp. (2)	203,313	794,954
SonoSite Inc. (1) (2)	93,930	2,440,301
Stereotaxis Inc. (2)	37,172	288,083
Steris Corp. (2)	445,386	11,245,996
SurModics Inc. (1) (2)	90,378	2,883,962
Sybron Dental Specialties Inc. (2)	245,862	8,826,446
Symmetry Medical Inc. (2)	35,496	675,134
TECHNE Corp. (2)	262,155	10,533,388
Thoratec Corp. (1) (2)	285,885	3,493,515
TriPath Imaging Inc. (1) (2)	176,635	1,243,510
Ventana Medical Systems Inc. (1) (2)	174,404	6,533,174
Viasys Healthcare Inc. (2)	196,526	3,749,716
VISX Inc. (2)	310,699	7,282,785
Vital Sign Inc.	36,107	1,440,308
VNUS Medical Technologies Inc. (2)	35,290	408,658
West Pharmaceutical Services Inc.	189,135	4,520,326
Wright Medical Group Inc. (1) (2)	169,369	4,064,856
Young Innovations Inc.	30,209	1,107,160
Zila Inc. (1) (2)	294,924	1,191,493
Zoll Medical Corp. (1) (2)	58,778	1,324,268

		236,814,176

HEALTH CARE-SERVICES—2.06%
Alliance Imaging Inc. (2)	80,298	766,846
Amedisys Inc. (1) (2)	84,385	2,552,646
American Healthways Inc. (1) (2)	184,409	6,089,185
AMERIGROUP Corp. (2)	315,670	11,540,895
AmSurg Corp. (1) (2)	192,949	4,881,610
Apria Healthcare Group Inc. (2)	318,225	10,215,022
Beverly Enterprises Inc. (1) (2)	684,008	8,468,019
Centene Corp. (1) (2)	258,546	7,753,795
Genesis HealthCare Corp. (1) (2)	126,549	5,427,687
Gentiva Health Services Inc. (2)	161,361	2,610,821
Kindred Healthcare Inc. (1) (2)	168,138	5,901,644
LabOne Inc. (1) (2)	108,735	3,749,183
LifePoint Hospitals Inc. (1) (2)	243,798	10,688,104
Matria Healthcare Inc. (1) (2)	98,699	3,031,046
Molina Healthcare Inc. (1) (2)	66,140	3,048,393
National Healthcare Corp.	43,113	1,474,896
OCA Inc. (1) (2)	272,566	1,158,405
Odyssey Healthcare Inc. (1) (2)	222,844	2,620,645
Option Care Inc. (1)	85,098	1,752,168

Pediatrix Medical Group Inc. (2)	142,552	9,777,642
Province Healthcare Co. (2)	317,682	7,652,959
Radiation Therapy Services Inc. (2)	35,865	680,718
RehabCare Group Inc. (1) (2)	103,479	2,970,882
Sierra Health Services Inc. (1) (2)	146,688	9,364,562
Specialty Laboratories Inc. (2)	50,046	477,939
Sunrise Senior Living Inc. (1) (2)	103,576	5,033,794
Symbion Inc. (2)	52,904	1,130,558
United Surgical Partners International Inc. (1) (2)	179,293	8,206,241
VistaCare Inc. Class A (1) (2)	57,685	1,180,812
Wellcare Health Plans Inc. (2)	58,410	1,779,169

		141,986,286

HOLDING COMPANIES - DIVERSIFIED—0.16%
Resource America Inc. Class A	94,874	3,324,859
Terremark Worldwide Inc. (1) (2)	2,021,461	1,313,950
Walter Industries Inc. (1)	150,466	6,402,328

		11,041,137

HOME BUILDERS—0.99%
Beazer Homes USA Inc. (1)	262,043	13,065,464
Brookfield Homes Corp. (1)	95,156	4,016,535
Champion Enterprises Inc. (1) (2)	449,578	4,226,033
Coachmen Industries Inc.	90,621	1,232,446
Comstock Homebuilding Companies Inc. Class A (2)	16,446	350,135
Dominion Homes Inc. (2)	26,290	445,090
Fleetwood Enterprises Inc. (1) (2)	342,444	2,979,263
Levitt Corp. Class A	97,807	2,507,771
M/I Homes Inc.	77,305	3,782,534
Meritage Homes Corp. (2)	135,001	7,954,259
Monaco Coach Corp. (1)	166,760	2,693,174
Orleans Homebuilders Inc. (1)	15,465	284,401
Palm Harbor Homes Inc. (1) (2)	61,060	992,836
Skyline Corp. (1)	43,938	1,691,174
Technical Olympic USA Inc.	58,724	1,773,465
Thor Industries Inc. (1)	228,304	6,828,573
WCI Communities Inc. (1) (2)	215,823	6,491,956
William Lyon Homes Inc. (1) (2)	26,799	2,055,483
Winnebago Industries Inc. (1)	165,508	5,230,053

		68,600,645

HOME FURNISHINGS—0.50%
American Woodmark Corp.	68,309	2,478,251
Applica Inc. (2)	127,408	644,684
Bassett Furniture Industries Inc.	65,913	1,298,486
Digital Theater Systems Inc. (2)	107,377	1,944,597
Ethan Allen Interiors Inc. (1)	210,185	6,725,920
Furniture Brands International Inc. (1)	314,494	6,859,114
Hooker Furniture Corp.	43,636	824,284
Kimball International Inc. Class B	138,636	2,010,222
La-Z-Boy Inc. (1)	335,463	4,673,000
Stanley Furniture Co. Inc. (1)	35,709	1,688,322
Tempur-Pedic International Inc. (1) (2)	121,042	2,258,644
TiVo Inc. (1) (2)	293,641	1,518,124
Universal Electronics Inc. (1) (2)	86,826	1,465,623

		34,389,271

HOUSEHOLD PRODUCTS & WARES—0.95%
American Greetings Corp. Class A	404,813	10,314,635
Blyth Inc. (1)	183,200	5,833,088
Central Garden & Pet Co. (2)	107,531	4,716,310
CSS Industries Inc.	40,540	1,481,737
Ennis Inc.	162,360	2,747,131
Harland (John H.) Co.	179,544	6,169,132
Jarden Corp. (1) (2)	181,417	8,323,412
Lifetime Hoan Corp. (1)	45,952	711,796
Playtex Products Inc. (1) (2)	222,221	1,999,989
Russ Berrie & Co. Inc.	51,209	980,652
Standard Register Co. (The) (1)	75,355	949,473

Tupperware Corp. (1)	332,659	6,772,937
Water Pik Technologies Inc. (2)	64,232	1,265,370
WD-40 Co. (1)	108,936	3,539,331
Yankee Candle Co. Inc. (The) (2)	301,238	9,549,245

		65,354,238

HOUSEWARES—0.22%
Libbey Inc.	87,295	1,833,195
National Presto Industries Inc.	29,821	1,201,786
Toro Co. (1)	139,868	12,378,318

		15,413,299

INSURANCE—2.57%
Affirmative Insurance Holdings Inc.	61,278	903,850
Alfa Corp.	210,729	3,045,034
American Equity Investment Life Holding Co. (1)	137,552	1,759,290
American Physicians Capital Inc. (2)	54,274	1,859,970
AmerUs Group Co. (1)	250,828	11,851,623
Argonaut Group Inc. (1) (2)	149,238	3,166,830
Baldwin & Lyons Inc. Class B	51,616	1,338,919
Bristol West Holdings Inc.	97,384	1,509,452
Ceres Group Inc. (2)	196,900	1,069,167
Citizens Inc. (1) (2)	200,370	1,152,128
CNA Surety Corp. (1) (2)	99,809	1,357,402
Commerce Group Inc.	154,755	9,591,715
Crawford & Co. Class B	83,245	595,202
Danielson Holding Corp. (2)	292,277	5,041,778
Delphi Financial Group Inc. Class A	157,650	6,778,950
Direct General Corp. (1)	100,959	2,073,698
Donegal Group Inc. Class A	53,220	967,007
EMC Insurance Group Inc.	39,405	751,059
Enstar Group Inc. (1) (2)	20,449	1,226,940
FBL Financial Group Inc. Class A	79,818	2,234,904
First Acceptance Corp. (2)	130,728	1,385,717
FPIC Insurance Group Inc. (1) (2)	51,210	1,646,401
Great American Financial Resources Inc.	47,552	805,531
Harleysville Group Inc.	83,257	1,653,484
Hilb, Rogal & Hobbs Co. (1)	196,318	7,028,184
Horace Mann Educators Corp.	272,561	4,835,232
Independence Holding Co.	30,337	546,976
Infinity Property & Casualty Corp.	131,770	4,119,130
Kansas City Life Insurance Co.	23,484	1,145,080
LandAmerica Financial Group Inc. (1)	113,575	5,682,157
Midland Co. (The)	58,409	1,840,468
National Interstate Corp. (2)	18,518	311,102
National Western Life Insurance Co. Class A (2)	13,870	2,370,938
Navigators Group Inc. (The) (2)	55,162	1,828,345
NYMAGIC Inc.	18,878	447,409
Ohio Casualty Corp. (1) (2)	391,228	8,990,419
Philadelphia Consolidated Holding Corp. (1) (2)	113,708	8,815,781
Phoenix Companies Inc. (1)	603,332	7,710,583
PMA Capital Corp. Class A (2)	173,664	1,389,312
Presidential Life Corp.	136,497	2,222,171
ProAssurance Corp. (2)	166,956	6,594,762
RLI Corp.	142,831	5,920,345
Safety Insurance Group Inc.	64,589	1,999,675
Selective Insurance Group Inc. (1)	176,795	8,173,233
State Auto Financial Corp.	85,939	2,287,696
Stewart Information Services Corp.	108,592	4,074,372
Tower Group Inc.	96,416	1,286,189
Triad Guaranty Inc. (2)	59,485	3,129,506
21st Century Insurance Group	142,432	1,986,926
U.S.I. Holdings Corp. (1) (2)	224,965	2,650,088
UICI	240,665	5,836,126
United Fire & Casualty Co.	91,882	3,108,368
Universal American Financial Corp. (2)	168,558	2,916,053
Vesta Insurance Group (1)	231,915	823,298
Zenith National Insurance Corp. (1)	67,958	3,524,302

		177,360,277

INTERNET—2.95%
Agile Software Corp. (1) (2)	332,788	2,422,697
Alloy Inc. (1) (2)	210,553	1,238,052
aQuantive Inc. (1) (2)	302,838	3,352,417
Arbinet-thexchange Inc. (2)	28,548	543,839
Ariba Inc. (1) (2)	402,547	3,123,765
AsiaInfo Holdings Inc. (2)	225,698	1,133,004
@Road Inc. (2)	218,442	895,612
autobytel.com Inc. (2)	267,705	1,349,233
Blue Nile Inc. (1) (2)	23,932	661,720
CMGI Inc. (2)	2,850,890	5,929,851
CNET Networks Inc. (1) (2)	813,709	7,681,413
Digital Insight Corp. (2)	223,873	3,671,517
Digital River Inc. (1) (2)	215,029	6,700,304
Digitas Inc. (1) (2)	451,808	4,563,261
DoubleClick Inc. (2)	720,454	5,547,496
Drugstore.com Inc. (1) (2)	299,170	771,859
E.piphany Inc. (2)	491,304	1,744,129
EarthLink Inc. (1) (2)	839,282	7,553,538
eCollege.com Inc. (1) (2)	103,189	1,335,266
Entrust Inc. (2)	407,162	1,526,857
eResearch Technology Inc. (1) (2)	283,643	3,341,315
F5 Networks Inc. (1) (2)	233,926	11,810,924
FindWhat.com (1) (2)	165,314	1,714,306
GSI Commerce Inc. (2)	123,575	1,671,970
Harris Interactive Inc. (1) (2)	334,796	1,543,410
HomeStore Inc. (2)	726,765	1,613,418
InfoSpace Inc. (1) (2)	203,517	8,309,599
INTAC International Inc. (1) (2)	51,200	645,120
Interchange Corp. (1) (2)	25,939	262,892
Internet Capital Group Inc. (2)	242,846	1,704,779
Internet Security Systems Inc. (1) (2)	245,752	4,497,262
Interwoven Inc. (2)	258,111	2,010,685
Ipass Inc. (2)	284,476	1,740,993
j2 Global Communications Inc. (1) (2)	120,016	4,117,749
Keynote Systems Inc. (2)	99,072	1,175,985
Kintera Inc. (2)	44,978	238,383
Lionbridge Technologies Inc. (1) (2)	297,325	1,691,779
LookSmart Ltd. (2)	611,687	544,401
MatrixOne Inc. (2)	330,076	1,574,463
Motive Inc. (2)	35,314	353,140
Neoforma Inc. (1) (2)	58,433	464,542
Net2Phone Inc. (1) (2)	228,569	367,996
NetBank Inc.	295,869	2,508,969
NetRatings Inc. (1) (2)	78,959	1,204,125
NIC Inc. (1) (2)	199,919	953,614
1-800 CONTACTS INC. (1) (2)	46,442	969,245
1-800-FLOWERS.COM Inc. (1) (2)	142,490	1,078,649
Openwave Systems Inc. (1) (2)	432,624	5,273,687
Opsware Inc. (1) (2)	377,053	1,945,593
Overstock.com Inc. (1) (2)	75,133	3,229,968
PC-Tel Inc. (2)	134,106	987,020
Phase Forward Inc. (2)	36,531	238,547
PlanetOut Inc. (2)	38,048	320,745
Portal Software Inc. (2)	205,656	497,688
Priceline.com Inc. (1) (2)	152,276	3,837,355
ProQuest Co. (1) (2)	152,512	5,513,309
RealNetworks Inc. (1) (2)	717,604	4,147,751
Redback Networks Inc. (2)	200,916	1,201,478
RightNow Technologies Inc. (1) (2)	41,500	508,790
RSA Security Inc. (1) (2)	443,809	7,034,373
S1 Corp. (1) (2)	450,610	3,127,233
Sapient Corp. (2)	502,428	3,690,334
Secure Computing Corp. (2)	227,486	1,949,555
SeeBeyond Technology Corp. (1) (2)	317,821	1,004,314
Sohu.com Inc. (1) (2)	141,461	2,486,884
SonicWALL Inc. (2)	353,994	1,801,829
Stamps.com Inc. (1) (2)	108,220	1,796,452
Stellent Inc. (1) (2)	129,713	1,090,886
SupportSoft Inc. (2)	233,845	1,234,702

Travelzoo Inc. (1) (2)	10,478	520,966
TriZetto Group Inc. (The) (2)	180,429	1,679,794
24/7 Real Media Inc. (2)	184,382	599,241
United Online Inc. (1) (2)	339,886	3,558,606
ValueClick Inc. (2)	504,103	5,348,533
Verity Inc. (2)	189,908	1,794,631
Verso Technologies Inc. (1) (2)	845,598	304,415
Vignette Corp. (2)	1,856,471	2,431,977
WatchGuard Technologies Inc. (2)	218,952	707,215
WebEx Communications Inc. (1) (2)	192,213	4,149,879
webMethods Inc. (2)	295,262	1,618,036
Websense Inc. (1) (2)	146,301	7,870,994
WebSideStory Inc. (2)	37,658	461,310

		203,819,633

INVESTMENT COMPANIES—0.20%
Apollo Investment Corp.	395,378	6,634,443
Ares Capital Corp. (1)	71,433	1,171,501
Gladstone Capital Corp. (1)	60,843	1,291,088
MCG Capital Corp. (1)	214,778	3,304,360
NGP Capital Resources Co.	103,178	1,659,102

		14,060,494

IRON & STEEL—1.08%
AK Steel Holding Corp. (1) (2)	693,352	7,668,473
Allegheny Technologies Inc.	607,925	14,657,072
Carpenter Technology Corp.	152,827	9,079,452
Cleveland-Cliffs Inc. (1)	136,526	9,948,650
Gibraltar Industries Inc.	149,987	3,290,715
Oregon Steel Mills Inc. (2)	218,307	5,021,061
Reliance Steel & Aluminum Co.	179,809	7,194,158
Ryerson Tull Inc. (1)	150,218	1,903,262
Schnitzer Steel Industries Inc. Class A (1)	125,068	4,218,544
Steel Dynamics Inc. (1)	238,664	8,221,975
Steel Technologies Inc. (1)	64,502	1,547,403
Wheeling-Pittsburgh Corp. (2)	55,422	1,720,853

		74,471,618

LEISURE TIME—0.42%
Ambassadors Group Inc.	51,211	1,711,472
Arctic Cat Inc.	87,924	2,379,223
Callaway Golf Co. (1)	429,012	5,491,354
Escalade Inc. (1)	49,661	676,879
K2 Inc. (1) (2)	265,274	3,647,517
Life Time Fitness Inc. (2)	75,902	2,047,836
Marine Products Corp.	83,368	1,401,416
Multimedia Games Inc. (1) (2)	153,316	1,189,732
Nautilus Inc. (1)	182,667	4,340,168
Navigant International Inc. (1) (2)	90,713	1,239,140
Pegasus Solutions Inc. (1) (2)	139,130	1,644,517
WMS Industries Inc. (1) (2)	123,901	3,489,052

		29,258,306

LODGING—0.61%
Ameristar Casinos Inc. (1)	72,798	3,980,595
Aztar Corp. (2)	220,248	6,290,283
Boyd Gaming Corp. (1)	290,376	15,143,108
La Quinta Corp. (2)	1,198,177	10,184,504
Lakes Gaming Inc. (1) (2)	97,877	1,761,786
Marcus Corp.	125,946	2,581,893
MTR Gaming Group Inc. (2)	149,220	1,850,328

		41,792,497

MACHINERY—2.06%
Albany International Corp. Class A	167,282	5,165,668
Applied Industrial Technologies Inc.	163,662	4,451,606
Astec Industries Inc. (2)	87,842	1,936,916
Bucyrus International Inc. Class A (1)	78,924	3,082,771
Cascade Corp.	67,966	2,378,810
Cognex Corp. (1)	254,605	6,334,572

Flowserve Corp. (2)	346,202	8,956,246
Gardner Denver Inc. (2)	126,029	4,979,406
Global Power Equipment Group Inc. (2)	217,716	2,085,719
Gorman-Rupp Co. (The)	58,957	1,265,217
IDEX Corp.	319,894	12,907,723
JLG Industries Inc. (1)	305,233	6,577,771
Joy Global Inc.	504,096	17,673,606
Kadant Inc. (2)	91,883	1,704,430
Lindsay Manufacturing Co. (1)	75,278	1,436,304
Manitowoc Co. Inc. (The) (1)	188,271	7,604,266
Middleby Corp. (The) (1)	24,839	1,227,047
NACCO Industries Inc.	29,928	3,050,860
Nordson Corp.	169,163	6,228,582
Presstek Inc. (2)	164,614	1,270,820
Robbins & Myers Inc. (1)	69,295	1,525,183
Sauer-Danfoss Inc.	64,661	1,463,278
Stewart & Stevenson Services Inc.	183,319	4,196,172
Tecumseh Products Co. Class A	104,942	4,156,753
Tennant Co.	48,864	1,890,548
Terex Corp. (1) (2)	314,514	13,618,456
Thomas Industries Inc.	92,555	3,668,880
Unova Inc. (1) (2)	305,718	6,313,077
Wabtec Corp.	253,392	5,192,002

		142,342,689

MANUFACTURING—1.63%
Actuant Corp. Class A (1) (2)	167,518	7,524,909
Acuity Brands Inc. (1)	271,610	7,333,470
Ameron International Corp.	52,402	1,886,472
Applied Films Corp. (1) (2)	94,080	2,175,130
AptarGroup Inc.	233,127	12,117,941
Barnes Group Inc. (1)	95,337	2,590,306
Blount International Inc. (2)	38,048	646,055
Ceradyne Inc. (1) (2)	152,812	3,418,404
CLARCOR Inc.	161,847	8,409,570
CUNO Inc. (1) (2)	108,074	5,553,923
EnPro Industries Inc. (2)	132,234	3,636,435
ESCO Technologies Inc. (1) (2)	82,509	6,629,598
Federal Signal Corp.	307,025	4,657,569
Griffon Corp. (2)	155,708	3,333,708
Hexcel Corp. (2)	181,760	2,819,098
Jacuzzi Brands Inc. (2)	480,741	4,692,032
Lancaster Colony Corp.	172,392	7,335,280
Matthews International Corp. Class A	205,269	6,724,612
Myers Industries Inc.	155,749	2,197,618
Quixote Corp.	48,395	1,048,720
Raven Industries Inc. (1)	98,818	2,017,864
Smith (A.O.) Corp. (1)	108,726	3,138,920
Standex International Corp.	78,074	2,131,420
Sturm Ruger & Co. Inc.	135,436	938,571
Tredegar Corp.	176,870	2,982,028
Trinity Industries Inc. (1)	233,848	6,587,498

		112,527,151

MEDIA—1.37%
Beasley Broadcast Group Inc. Class A (2)	35,791	636,364
Charter Communications Inc. Class A (1) (2)	1,720,929	2,753,486
Courier Corp.	41,388	2,170,387
Crown Media Holdings Inc. (1) (2)	93,831	845,417
Cumulus Media Inc. Class A (1) (2)	314,239	4,477,906
Emmis Communications Corp. (1) (2)	312,514	6,006,519
Entravision Communications Corp. (2)	309,273	2,743,252
Fisher Communications Inc. (1) (2)	41,491	2,145,500
4Kids Entertainment Inc. (1) (2)	88,415	1,954,856
Gray Television Inc.	286,250	4,142,038
Hollinger International Inc.	366,129	3,990,806
Insight Communications Co. Inc. (1) (2)	284,309	3,369,062
Journal Communications Inc. Class A	129,173	2,137,813
Journal Register Co. (2)	267,381	4,465,263
Liberty Corp.	100,210	4,063,516

Lin TV Corp. Class A (1) (2)	171,352	2,900,989
LodgeNet Entertainment Corp. (2)	83,463	1,572,443
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	74,950	1,693,121
Mediacom Communications Corp. (1) (2)	421,095	2,753,961
Nelson (Thomas) Inc.	64,563	1,526,915
Nexstar Broadcasting Group Inc. Class A (2)	66,544	469,135
Paxson Communications Corp. (1) (2)	298,037	205,646
Playboy Enterprises Inc. Class B (1) (2)	124,711	1,608,772
Primedia Inc. (1) (2)	841,908	3,662,300
Pulitzer Inc.	53,346	3,399,741
Readers Digest Association Inc. (The) (1)	631,497	10,931,213
Regent Communications Inc. (2)	223,974	1,198,261
Saga Communications Inc. (2)	104,369	1,680,341
Salem Communications Corp. Class A (1) (2)	61,783	1,272,730
Scholastic Corp. (1) (2)	192,493	7,101,067
Sinclair Broadcast Group Inc. Class A	286,822	2,303,181
Spanish Broadcasting System Inc. Class A (1) (2)	236,974	2,431,353
Value Line Inc.	8,744	341,016
World Wrestling Entertainment Inc.	86,133	1,033,596
Young Broadcasting Inc. Class A (2)	103,882	897,540

		94,885,506

METAL FABRICATE & HARDWARE—0.69%
CIRCOR International Inc.	97,859	2,412,224
Commercial Metals Co.	370,389	12,552,483
Kaydon Corp. (1)	179,894	5,648,672
Lawson Products Inc.	31,529	1,475,557
Metals USA Inc. (2)	128,596	2,519,196
Mueller Industries Inc.	223,035	6,278,435
NN Inc.	107,452	1,323,809
NS Group Inc. (2)	120,420	3,782,392
Penn Engineering & Manufacturing Corp.	69,104	1,247,327
Quanex Corp.	157,094	8,376,252
Valmont Industries Inc.	92,247	2,058,953

		47,675,300

MINING—0.56%
AMCOL International Corp. (1)	137,549	2,580,419
Brush Engineered Materials Inc. (1) (2)	121,304	2,308,415
Century Aluminum Co. (1) (2)	120,132	3,635,194
Coeur d’Alene Mines Corp. (1) (2)	1,519,200	5,575,464
Compass Minerals International Inc.	96,267	2,449,995
Hecla Mining Co. (1) (2)	754,486	4,134,583
Royal Gold Inc. (1)	105,456	1,933,008
RTI International Metals Inc. (2)	135,103	3,161,410
Stillwater Mining Co. (2)	256,571	2,527,224
Titanium Metals Corp. (1) (2)	41,880	1,507,680
USEC Inc. (1)	534,797	8,706,495

		38,519,887

OFFICE & BUSINESS EQUIPMENT—0.16%
CompX International Inc. (1)	22,709	385,599
General Binding Corp. (2)	38,095	799,995
Global Imaging Systems Inc. (1) (2)	147,143	5,217,691
Imagistics International Inc. (2)	106,239	3,710,928
Navarre Corp. (1) (2)	142,013	1,129,003

		11,243,216

OFFICE FURNISHINGS—0.04%
Interface Inc. Class A (1) (2)	282,551	1,926,998
Knoll Inc.	57,275	955,347

		2,882,345

OIL & GAS—4.34%
Atlas America Inc. (1) (2)	14,644	529,673
Atwood Oceanics Inc. (2)	75,119	4,998,418
Berry Petroleum Co. Class A (1)	115,541	5,944,584
Bill Barrett Corp. (2)	60,133	1,738,445
Brigham Exploration Co. (1) (2)	150,413	1,388,312

Cabot Oil & Gas Corp.	209,846	11,573,007
Callon Petroleum Co. (2)	80,096	1,244,692
Cheniere Energy Inc. (1) (2)	167,839	10,827,294
Cimarex Energy Co. (2)	263,904	10,292,256
Clayton Williams Energy Inc. (1) (2)	32,422	839,730
Comstock Resources Inc. (2)	221,349	6,361,570
Crosstex Energy Inc.	15,041	658,345
Delta Petroleum Corp. (1) (2)	130,701	1,900,393
Denbury Resources Inc. (2)	348,792	12,287,942
Encore Acquisition Co. (1) (2)	152,844	6,312,457
Energy Partners Ltd. (1) (2)	162,537	4,221,086
Forest Oil Corp. (1) (2)	321,064	13,003,092
Frontier Oil Corp.	169,244	6,136,787
FX Energy Inc. (1) (2)	195,597	2,237,630
Giant Industries Inc. (2)	70,686	1,816,630
Grey Wolf Inc. (2)	1,188,222	7,818,501
Harvest Natural Resources Inc. (1) (2)	229,479	2,728,505
Helmerich & Payne Inc.	321,511	12,760,772
Holly Corp. (1)	129,882	4,840,702
Houston Exploration Co. (2)	80,544	4,586,981
KCS Energy Inc. (1) (2)	312,082	4,793,580
Magnum Hunter Resources Inc. (2)	553,475	8,916,482
McMoRan Exploration Co. (1) (2)	115,027	2,312,043
Meridian Resource Corp. (The) (1) (2)	391,786	2,021,616
Mission Resources Corp. (2)	261,959	1,854,670
Parker Drilling Co. (2)	602,011	3,461,563
Penn Virginia Corp.	116,297	5,338,032
PetroCorp Inc. Escrow (3)	26,106	—
Petroleum Development Corp. (2)	103,654	3,906,719
Plains Exploration & Production Co. (2)	491,264	17,145,114
Quicksilver Resources Inc. (1) (2)	188,289	9,175,323
Range Resources Corp. (1)	494,906	11,561,004
Remington Oil & Gas Corp. (2)	137,859	4,345,316
Southwestern Energy Co. (2)	230,180	13,065,017
Spinnaker Exploration Co. (2)	160,055	5,686,754
St. Mary Land & Exploration Co. (1)	182,152	9,116,708
Stone Energy Corp. (2)	146,945	7,137,119
Swift Energy Co. (2)	176,788	5,027,851
Tesoro Corp. (2)	418,000	15,474,360
TODCO Class A (2)	77,019	1,990,171
Unit Corp. (2)	240,589	10,867,405
Vintage Petroleum Inc.	324,303	10,202,572
W&T Offshore Inc. (2)	57,887	1,201,734
Warren Resources Inc. (2)	76,118	816,746
Whiting Petroleum Corp. (1) (2)	172,154	7,020,440

		299,486,143

OIL & GAS SERVICES—1.65%
Cal Dive International Inc. (1) (2)	243,777	11,043,098
CARBO Ceramics Inc. (1)	80,903	5,675,345
Dril-Quip Inc. (2)	41,734	1,282,903
Global Industries Ltd. (1) (2)	518,266	4,871,700
Gulf Island Fabrication Inc.	51,233	1,201,926
Hanover Compressor Co. (1) (2)	489,760	5,911,403
Hornbeck Offshore Services Inc. (2)	38,742	970,875
Hydril Co. LP (2)	101,561	5,932,178
Input/Output Inc. (1) (2)	406,618	2,622,686
Key Energy Services Inc. (2)	832,747	9,551,608
Lone Star Technologies Inc. (2)	183,680	7,242,502
Lufkin Industries Inc.	45,560	2,200,092
Matrix Service Co. (1) (2)	109,481	476,242
Maverick Tube Corp. (2)	269,971	8,776,757
Newpark Resources Inc. (2)	535,021	3,151,274
Oceaneering International Inc. (2)	159,063	5,964,863
Oil States International Inc. (2)	185,375	3,809,456
RPC Inc.	91,860	1,395,353
Seacor Holdings Inc. (1) (2)	118,347	7,544,621
Superior Energy Services Inc. (2)	345,936	5,950,099
Tetra Technologies Inc. (2)	142,326	4,047,751
Universal Compression Holdings Inc. (2)	109,653	4,152,559
Veritas DGC Inc. (1) (2)	217,031	6,502,249
W-H Energy Services Inc. (2)	156,070	3,734,755

		114,012,295

PACKAGING & CONTAINERS—0.45%
Anchor Glass Container Corp. (1)	64,313	144,061
Chesapeake Corp.	124,403	2,614,951
Crown Holdings Inc. (2)	1,053,661	16,394,965
Graphic Packaging Corp. (2)	425,622	1,876,993
Greif Inc. Class A (1)	83,069	5,788,248
Silgan Holdings Inc.	69,983	4,547,495

		31,366,713

PHARMACEUTICALS—3.00%
Abgenix Inc. (1) (2)	518,431	3,629,017
Able Laboratories Inc. (1) (2)	114,392	2,683,636
Accelrys Inc. (1) (2)	169,759	1,006,671
Adolor Corp. (1) (2)	247,971	2,464,832
Advancis Pharmaceutical Corp. (2)	62,910	232,767
Alkermes Inc. (1) (2)	571,622	5,933,436
Alpharma Inc. Class A	250,548	3,086,751
Antigenics Inc. (1) (2)	163,786	1,097,366
Array BioPharma Inc. (2)	203,766	1,428,400
AtheroGenics Inc. (1) (2)	235,994	3,089,161
Bentley Pharmaceuticals Inc. (1) (2)	98,082	721,884
Biocryst Pharmaceuticals Inc. (2)	124,671	574,733
Bioenvision Inc. (2)	191,815	1,102,936
BioMarin Pharmaceutical Inc. (1) (2)	412,082	2,122,222
Bio-Reference Laboratories Inc. (1) (2)	54,528	759,030
Bone Care International Inc. (1) (2)	106,224	2,755,451
Bradley Pharmaceuticals Inc. (1) (2)	87,190	833,536
Caraco Pharmaceutical Laboratories Ltd. (2)	56,816	464,755
Cell Therapeutics Inc. (1) (2)	393,610	1,413,060
Connetics Corp. (1) (2)	200,523	5,071,227
Conor Medsystems Inc. (2)	34,781	566,582
Corcept Therapeutics Inc. (2)	27,368	124,251
Corixa Corp. (1) (2)	380,876	1,169,289
Cubist Pharmaceuticals Inc. (1) (2)	316,569	3,361,963
CV Therapeutics Inc. (1) (2)	229,180	4,666,105
Cypress Bioscience Inc. (2)	189,668	1,733,566
Dendreon Corp. (1) (2)	368,793	2,009,922
Depomed Inc. (1) (2)	140,065	551,856
Discovery Laboratories Inc. (1) (2)	321,864	1,812,094
DOV Pharmaceutical Inc. (2)	92,096	1,259,873
Durect Corp. (1) (2)	196,251	714,354
DUSA Pharmaceuticals Inc. (2)	96,249	840,254
Dyax Corp. (1) (2)	168,451	542,412
Dynavax Technologies Corp. (2)	38,428	179,459
First Horizon Pharmaceutical Corp. (1) (2)	167,430	2,826,218
Genta Inc. (1) (2)	408,913	462,072
Guilford Pharmaceuticals Inc. (1) (2)	281,115	646,565
HealthExtras Inc. (1) (2)	118,921	1,980,035
Hollis-Eden Pharmaceuticals Inc. (1) (2)	90,146	635,079
Idenix Pharmaceuticals Inc. (1) (2)	38,059	755,471
Impax Laboratories Inc. (1) (2)	310,172	4,962,752
Indevus Pharmaceuticals Inc. (1) (2)	266,451	740,734
InKine Pharmaceutical Co. Inc. (2)	310,709	963,198
Inspire Pharmaceuticals Inc. (1) (2)	264,548	2,158,712
Isis Pharmaceuticals Inc. (2)	331,446	1,282,696
Isolagen Inc. (1) (2)	128,945	811,064
ISTA Pharmaceuticals Inc. (2)	67,426	666,169
Kos Pharmaceuticals Inc. (2)	76,246	3,177,933
K-V Pharmaceutical Co. Class A (1) (2)	227,774	5,284,357
Lannett Co. Inc. (2)	44,135	278,051
Ligand Pharmaceuticals Inc. Class B (1) (2)	471,074	2,699,254
Mannatech Inc. (1)	91,349	1,785,873
MannKind Corp. (1) (2)	83,398	1,186,754
Marshall Edwards Inc. (1) (2)	47,836	398,952
Medarex Inc. (2)	616,297	4,394,198
Medicines Co. (The) (1) (2)	304,336	6,896,254

Nabi Biopharmaceuticals (1) (2)	367,252	4,583,305
Nature’s Sunshine Products Inc.	66,607	1,143,642
NeighborCare Inc. (2)	242,656	7,097,688
NeoPharm Inc. (1) (2)	111,012	862,563
NitroMed Inc. (1) (2)	73,240	1,267,784
Northfield Laboratories Inc. (1) (2)	151,261	1,701,686
Noven Pharmaceuticals Inc. (2)	149,221	2,530,788
NPS Pharmaceuticals Inc. (1) (2)	237,537	2,997,717
Nutraceutical International Corp. (2)	50,620	802,833
Nuvelo Inc. (2)	231,296	1,503,424
Omega Protein Corp. (2)	38,044	259,460
Onyx Pharmaceuticals Inc. (1) (2)	221,081	6,930,889
Pain Therapeutics Inc. (1) (2)	201,937	1,025,840
Par Pharmaceutical Companies Inc. (1) (2)	218,370	7,302,293
Penwest Pharmaceuticals Co. (1) (2)	124,095	1,533,814
Perrigo Co. (1)	402,479	7,707,473
PetMed Express Inc. (2)	65,203	483,154
Pharmacyclics Inc. (1) (2)	125,419	1,007,115
Pharmion Corp. (1) (2)	94,943	2,753,347
Pharmos Corp. (2)	606,446	382,061
POZEN Inc. (2)	154,442	804,643
Prestige Brands Holdings Inc. (2)	130,659	2,306,131
Priority Healthcare Corp. Class B (1) (2)	182,459	3,946,588
Progenics Pharmaceuticals Inc. (1) (2)	75,627	1,271,290
Renovis Inc. (1) (2)	38,340	309,404
Rigel Pharmaceuticals Inc. (1) (2)	68,661	1,101,322
Salix Pharmaceuticals Ltd. (1) (2)	229,709	3,787,901
Santarus Inc. (1) (2)	52,285	254,105
SciClone Pharmaceuticals Inc. (2)	286,852	814,660
Star Scientific Inc. (1) (2)	185,819	982,983
Tanox Inc. (2)	153,477	1,473,379
Threshold Pharmaceuticals Inc. (2)	18,041	108,066
Trimeris Inc. (1) (2)	99,815	1,123,917
United Therapeutics Inc. (1) (2)	124,142	5,672,669
USANA Health Sciences Inc. (1) (2)	67,035	3,170,756
Valeant Pharmaceuticals International (1)	573,901	12,924,251
ViaCell Inc. (2)	29,637	223,463
Vicuron Pharmaceuticals Inc. (2)	327,502	5,161,432
Vion Pharmaceuticals Inc. (2)	383,843	1,093,953
Zymogenetics Inc. (1) (2)	123,777	1,888,837

		207,291,868

PIPELINES—0.02%
TransMontaigne Inc. (2)	138,856	1,110,848

		1,110,848

REAL ESTATE—0.38%
Avatar Holdings Inc. (1) (2)	29,589	1,386,245
Bluegreen Corp. (2)	112,666	1,447,758
CB Richard Ellis Group Inc. Class A (2)	160,963	5,632,095
Consolidated-Tomoka Land Co.	36,217	2,072,699
HouseValues Inc. (2)	26,405	332,175
Jones Lang LaSalle Inc. (2)	203,386	9,487,957
Tarragon Corp. (1) (2)	66,299	1,338,577
Trammell Crow Co. (2)	208,736	4,293,700
ZipRealty Inc. (2)	29,742	419,065

		26,410,271

REAL ESTATE INVESTMENT TRUSTS—6.83%
Aames Investment Corp.	243,833	1,999,431
Acadia Realty Trust	168,181	2,704,350
Affordable Residential Communities Inc. (1)	157,816	1,996,372
Alexander’s Inc. (1) (2)	12,277	2,964,896
Alexandria Real Estate Equities Inc. (1)	123,574	7,955,694
American Campus Communities Inc.	77,221	1,621,641
American Financial Realty Trust (1)	699,431	10,232,676
American Home Mortgage Investment Corp. (1)	221,639	6,347,741
AMLI Residential Properties Trust	161,396	4,420,636
Anthracite Capital Inc.	339,398	3,780,894
Anworth Mortgage Asset Corp.	291,837	2,787,043

Arbor Realty Trust Inc.	47,560	1,177,110
Ashford Hospitality Trust Inc.	172,557	1,760,081
Bedford Property Investors Inc.	92,396	2,017,005
Bimini Mortgage Management Inc. Class A	126,285	1,749,047
BioMed Realty Trust Inc.	200,360	4,127,416
Brandywine Realty Trust (1)	306,114	8,693,638
Capital Automotive (1)	238,096	7,885,740
Capital Lease Funding Inc. (1)	145,485	1,607,609
Capstead Mortgage Corp. (1)	119,917	1,025,290
CarrAmerica Realty Corp.	346,688	10,938,006
Cedar Shopping Centers Inc.	105,126	1,496,994
Colonial Properties Trust	120,850	4,641,849
Commercial Net Lease Realty Inc. (1)	329,329	6,076,120
Cornerstone Realty Income Trust Inc.	313,152	3,106,468
Corporate Office Properties Trust (1)	233,945	6,194,864
Correctional Properties Trust	70,173	1,771,868
Cousins Properties Inc.	229,048	5,925,472
CRT Properties Inc.	199,269	4,340,079
Digital Realty Trust Inc.	128,915	1,852,509
EastGroup Properties Inc. (1)	133,568	5,035,514
ECC Capital Corp. (2)	264,477	1,586,862
Education Realty Trust Inc. (2)	87,547	1,455,907
Entertainment Properties Trust	162,162	6,718,372
Equity Inns Inc.	334,141	3,685,575
Equity Lifestyle Properties Inc.	118,978	4,193,975
Equity One Inc. (1)	216,480	4,457,323
Essex Property Trust Inc.	145,949	10,085,076
Extra Space Storage Inc.	142,980	1,930,230
FelCor Lodging Trust Inc. (1) (2)	314,686	3,911,547
Fieldstone Investment Corp. (2)	229,451	3,331,629
First Industrial Realty Trust Inc. (1)	262,911	9,945,923
Gables Residential Trust (1)	186,586	6,213,314
Getty Realty Corp.	111,953	2,860,399
Glenborough Realty Trust Inc.	200,270	3,829,162
Glimcher Realty Trust (1)	226,373	5,365,040
Global Signal Inc.	61,366	1,838,525
GMH Communities Trust	195,223	2,286,061
Government Properties Trust Inc. (1)	124,044	1,235,478
Gramercy Capital Corp.	76,616	1,494,012
Healthcare Realty Trust Inc. (1)	304,078	11,080,602
Heritage Property Investment Trust Inc. (1)	173,233	5,141,555
Highland Hospitality Corp.	220,776	2,285,032
Highwoods Properties Inc. (1)	342,091	9,174,881
Home Properties Inc.	208,757	8,099,772
HomeBanc Corp.	267,398	2,363,798
Impac Mortgage Holdings Inc. (1)	474,668	9,104,132
Innkeepers USA Trust	236,286	3,050,452
Investors Real Estate Trust	280,454	2,616,636
Kilroy Realty Corp. (1)	181,228	7,414,037
Kite Realty Group Trust	122,300	1,761,120
Kramont Realty Trust	153,664	3,595,738
LaSalle Hotel Properties	185,414	5,386,277
Lexington Corporate Properties Trust	306,978	6,735,097
LTC Properties Inc.	97,374	1,689,439
Luminent Mortgage Capital Inc.	232,953	2,557,824
Maguire Properties Inc.	216,618	5,172,838
Meristar Hospitality Corp. (2)	554,633	3,882,431
MFA Mortgage Investments Inc.	513,960	3,911,236
Mid-America Apartment Communities Inc.	113,469	4,141,619
Mission West Properties Inc.	115,499	1,224,289
MortgageIT Holdings Inc. (1)	93,244	1,487,242
National Health Investors Inc.	145,556	3,781,545
Nationwide Health Properties Inc.	424,013	8,569,303
New Century Financial Corp. (1)	284,154	13,304,090
Newcastle Investment Corp. (1)	243,493	7,207,393
Novastar Financial Inc. (1)	171,835	6,187,778
Omega Healthcare Investors Inc.	320,485	3,518,925
Parkway Properties Inc.	89,839	4,195,481
Pennsylvania Real Estate Investment Trust	200,289	8,075,652
Post Properties Inc.	253,769	7,876,990

Prentiss Properties Trust (1)	283,805	9,694,779
PS Business Parks Inc.	100,455	4,048,337
RAIT Investment Trust (1)	162,857	4,367,825
Ramco-Gershenson Properties Trust	90,921	2,468,505
Realty Income Corp. (1)	505,424	11,564,101
Redwood Trust Inc. (1)	116,263	5,950,340
Saul Centers Inc.	71,335	2,282,720
Saxon Capital Inc.	317,945	5,468,654
Senior Housing Properties Trust (1)	359,773	6,001,014
Sovran Self Storage Inc.	100,672	3,989,631
Spirit Finance Corp. (2)	303,320	3,294,055
Strategic Hotel Capital Inc.	129,173	1,898,843
Sun Communities Inc.	102,725	3,677,555
Sunstone Hotel Investors Inc.	154,628	3,316,771
Tanger Factory Outlet Centers Inc.	173,501	3,817,022
Taubman Centers Inc.	317,024	8,794,246
Town & Country Trust (The) (1)	111,216	2,941,663
Trustreet Properties Inc. (1)	143,996	2,216,098
Universal Health Realty Income Trust	74,961	2,117,648
Urstadt Biddle Properties Inc. Class A	134,670	2,053,718
U-Store-It Trust	183,704	3,196,450
Washington Real Estate Investment Trust	266,357	7,657,764
Winston Hotels Inc.	149,149	1,745,043

		471,814,449

RETAIL—6.30%
AC Moore Arts & Crafts Inc. (1) (2)	87,741	2,339,175
Aeropostale Inc. (2)	353,578	11,579,680
America’s Car-Mart Inc. (1) (2)	36,419	1,276,850
Asbury Automotive Group Inc. (2)	71,548	1,101,839
Bebe Stores Inc. (1)	57,616	1,956,063
Big 5 Sporting Goods Corp. (1)	129,582	3,200,675
BJ’s Restaurants Inc. (1) (2)	69,068	1,339,229
Blair Corp.	51,978	1,713,715
Bob Evans Farms Inc. (1)	224,623	5,267,409
Bombay Co. Inc. (The) (1) (2)	228,611	1,211,638
Bon-Ton Stores Inc. (The)	32,931	595,722
Brookstone Inc. (2)	127,932	2,075,057
Brown Shoe Co. Inc.	115,374	3,953,867
Buckle Inc. (The)	48,758	1,702,142
Buffalo Wild Wings Inc. (2)	36,355	1,375,310
Build-A-Bear Workshop Inc. (1) (2)	57,550	1,763,908
Burlington Coat Factory Warehouse Corp.	116,845	3,353,452
Cache Inc. (2)	61,791	837,268
California Pizza Kitchen Inc. (1) (2)	122,105	2,862,141
Casey’s General Store Inc. (1)	319,039	5,733,131
Cash America International Inc.	180,835	3,965,712
Casual Male Retail Group Inc. (1) (2)	179,648	1,165,916
Cato Corp. Class A	124,325	4,009,481
CBRL Group Inc.	316,428	13,068,476
CEC Entertainment Inc. (2)	238,364	8,724,122
Charlotte Russe Holding Inc. (1) (2)	74,231	959,065
Charming Shoppes Inc. (1) (2)	733,528	5,963,583
Children’s Place Retail Stores Inc. (The) (1) (2)	107,938	5,154,040
Christopher & Banks Corp. (1)	239,735	4,219,336
CKE Restaurants Inc. (1) (2)	330,091	5,231,942
Coldwater Creek Inc. (1) (2)	210,014	3,881,059
Conn’s Inc. (2)	45,357	852,712
Cosi Inc. (2)	131,349	893,173
Cost Plus Inc. (1) (2)	139,344	3,745,567
CSK Auto Corp. (1) (2)	296,717	5,237,055
Dave & Buster’s Inc. (1) (2)	71,406	1,335,292
Deb Shops Inc.	27,158	766,399
Design Within Reach Inc. (2)	28,099	442,138
Dick’s Sporting Goods Inc. (1) (2)	192,154	7,057,816
Domino’s Pizza Inc.	154,762	2,892,502
Dress Barn Inc. (2)	130,970	2,386,273
Electronics Boutique Holdings Corp. (1) (2)	74,085	3,183,432
Finish Line Inc. (The)	239,436	5,542,943
Fred’s Inc. (1)	249,688	4,287,143

GameStop Corp. Class B (2)	238,232	5,312,574
Gander Mountain Co. (1) (2)	39,331	515,236
Genesco Inc. (1) (2)	139,093	3,953,023
Goody’s Family Clothing Inc. (1)	120,752	1,090,391
Group 1 Automotive Inc. (2)	124,207	3,266,644
Guitar Center Inc. (1) (2)	161,677	8,864,750
Hancock Fabrics Inc. (1)	120,766	898,499
Haverty Furniture Companies Inc.	119,426	1,821,247
Hibbet Sporting Goods Inc. (2)	149,272	4,484,131
Hollywood Entertainment Corp. (2)	335,572	4,419,483
Hot Topic Inc. (1) (2)	290,189	6,340,630
IHOP Corp. (1)	129,067	6,153,915
Insight Enterprises Inc. (1) (2)	308,594	5,418,911
Jack in the Box Inc. (2)	232,746	8,634,877
Jill (J.) Group Inc. (The) (2)	113,363	1,559,875
Jo-Ann Stores Inc. (2)	120,396	3,381,924
Joseph A. Bank Clothiers Inc. (1) (2)	65,866	1,929,874
Kenneth Cole Productions Inc. Class A	53,467	1,558,028
Kirkland’s Inc. (2)	70,823	783,302
Krispy Kreme Doughnuts Inc. (1) (2)	352,358	2,688,492
Landry’s Restaurants Inc. (1)	123,880	3,582,610
Linens ‘n Things Inc. (2)	287,590	7,140,860
Lithia Motors Inc. Class A	90,927	2,328,640
Lone Star Steakhouse & Saloon Inc.	101,295	2,927,932
Longs Drug Stores Corp. (1)	192,889	6,600,662
MarineMax Inc. (1) (2)	74,797	2,332,170
Men’s Wearhouse Inc. (The) (2)	201,473	8,504,175
Movado Group Inc.	97,542	1,804,527
Movie Gallery Inc. (1)	157,445	4,515,523
New York & Co. Inc. (2)	64,765	1,299,834
99 Cents Only Stores (2)	312,100	4,110,357
Nu Skin Enterprises Inc. Class A (1)	335,040	7,541,750
O’Charley’s Inc. (1) (2)	135,381	2,943,183
P.F. Chang’s China Bistro Inc. (1) (2)	163,246	9,762,111
Panera Bread Co. Class A (1) (2)	181,041	10,234,248
Pantry Inc. (The) (2)	74,541	2,308,535
Papa John’s International Inc. (1) (2)	70,443	2,445,781
Party City Corp. (2)	72,675	1,063,962
Payless ShoeSource Inc. (1) (2)	434,026	6,853,271
PC Connection Inc. (1) (2)	47,101	276,483
PC Mall Inc. (2)	52,343	650,100
Pep Boys-Manny, Moe & Jack Inc. (1)	368,250	6,473,835
Rare Hospitality International Inc. (1) (2)	216,735	6,692,777
Red Robin Gourmet Burgers Inc. (1) (2)	76,272	3,883,008
Restoration Hardware Inc. (2)	169,147	964,138
Retail Ventures Inc. (2)	83,991	765,158
Rush Enterprises Inc. Class B (2)	56,138	946,487
Ryan’s Restaurant Group Inc. (2)	268,033	3,894,520
School Specialty Inc. (1) (2)	144,518	5,659,325
Select Comfort Corp. (1) (2)	232,185	4,745,861
Sharper Image Corp. (1) (2)	75,417	1,252,676
Shoe Carnival Inc. (2)	47,173	825,528
ShopKo Stores Inc. (2)	187,156	4,158,606
Smart & Final Inc. (2)	80,357	977,141
Sonic Automotive Inc. (1)	176,588	4,010,313
Sonic Corp. (2)	378,705	12,648,747
Sports Authority Inc. (The) (1) (2)	142,052	3,906,430
Stage Stores Inc. (1) (2)	119,545	4,589,333
Steak n Shake Co. (The) (2)	155,037	2,999,966
Stein Mart Inc. (2)	158,017	3,555,383
Systemax Inc. (2)	64,195	349,221
TBC Corp. (2)	126,296	3,518,607
Texas Roadhouse Inc. Class A (2)	67,552	1,896,860
Too Inc. (1) (2)	219,448	5,413,782
Tractor Supply Co. (2)	198,360	8,658,414
Trans World Entertainment Corp. (1) (2)	142,025	2,092,028
Triarc Companies Inc. Class B (1)	227,739	3,149,630
Tuesday Morning Corp. (1) (2)	164,181	4,739,905
United Auto Group Inc.	122,174	3,400,102
West Marine Inc. (1) (2)	85,761	1,823,279
World Fuel Services Corp.	143,076	4,506,894
Zale Corp. (2)	338,324	10,054,989

		435,058,911

SAVINGS & LOANS—1.97%
Abington Community Bancorp Inc. (2)	30,252	389,948
Anchor BanCorp Wisconsin Inc.	125,525	3,528,508
Atlantic Coast Federal Corp. (2)	38,056	474,178
Bank Mutual Corp.	446,969	5,283,174
BankAtlantic Bancorp Inc. Class A	271,416	4,722,638
BankUnited Financial Corp. Class A (1) (2)	169,662	4,557,121
Berkshire Hills Bancorp Inc.	34,218	1,154,858
Beverly Hills Bancorp Inc.	86,245	924,546
BFC Financial Corp. Class A (2)	55,068	520,393
Brookline Bancorp Inc. (1)	376,466	5,609,343
Charter Financial Corp. (1)	25,627	855,173
Citizens First Bancorp Inc.	55,005	1,228,812
Clifton Savings Bancorp Inc.	88,332	989,318
Commercial Capital Bancorp Inc.	231,705	4,715,197
Commercial Federal Corp.	259,793	7,183,276
Dime Community Bancshares	197,414	3,000,693
Downey Financial Corp.	124,995	7,690,942
Fidelity Bankshares Inc.	135,551	3,114,962
First Financial Holdings Inc.	80,326	2,231,456
First Niagara Financial Group Inc. (1)	754,262	9,963,801
First Place Financial Corp.	87,364	1,598,761
FirstFed Financial Corp. (2)	108,194	5,518,976
Flagstar Bancorp Inc. (1)	202,816	3,965,053
Flushing Financial Corp.	108,762	1,979,468
Franklin Bank Corp. (Texas) (2)	68,013	1,173,224
Harbor Florida Bancshares Inc. (1)	132,678	4,524,320
Home Federal Bancorp Inc. (2)	25,728	312,595
Horizon Financial Corp.	66,956	1,257,434
ITLA Capital Corp. (2)	31,913	1,594,373
Kearny Financial Corp. (2)	99,559	1,107,096
MAF Bancorp Inc.	177,763	7,384,275
NASB Financial Inc.	19,984	791,366
Northwest Bancorp Inc.	127,374	2,727,077
OceanFirst Financial Corp. (1)	59,728	1,371,952
Ocwen Financial Corp. (1) (2)	235,930	1,903,955
Partners Trust Financial Group Inc. (1)	197,253	2,090,882
PennFed Financial Services Inc.	59,121	877,356
PFF Bancorp Inc.	118,586	3,272,974
Provident Bancorp Inc.	292,592	3,581,326
Provident Financial Holdings Inc.	31,996	951,561
Provident Financial Services Inc. (1)	452,151	7,731,782
Sterling Financial Corp. (Washington) (2)	144,140	5,145,798
TierOne Corp.	116,720	2,742,920
United Community Financial Corp.	172,510	1,913,136
Westfield Financial Inc.	29,849	746,225
WSFS Financial Corp.	38,632	2,030,498

		136,432,720

SEMICONDUCTORS—2.71%
Actel Corp. (2)	164,288	2,526,749
Alliance Semiconductor Corp. (2)	129,700	322,953
AMIS Holdings Inc. (2)	199,803	2,255,776
Asyst Technologies Inc. (1) (2)	299,946	1,436,741
ATMI Inc. (1) (2)	198,978	4,982,409
August Technology Corp. (2)	113,466	1,329,822
Axcelis Technologies Inc. (2)	634,445	4,631,449
Brooks Automation Inc. (1) (2)	284,110	4,312,790
California Micro Devices Corp. (2)	135,588	684,719
Cirrus Logic Inc. (2)	538,668	2,434,779
Cohu Inc.	136,926	2,183,970
Credence Systems Corp. (1) (2)	567,287	4,487,240
Diodes Inc. (2)	46,777	1,269,060
DSP Group Inc. (2)	186,084	4,793,524
DuPont Photomasks Inc. (1) (2)	94,561	2,521,942
Emulex Corp. (1) (2)	524,415	9,879,979

Entegris Inc. (2)	278,150	2,750,904
ESS Technology Inc. (1) (2)	215,981	1,138,220
Exar Corp. (1) (2)	260,920	3,496,328
FormFactor Inc. (1) (2)	176,887	4,004,722
Genesis Microchip Inc. (1) (2)	204,886	2,960,603
Helix Technology Corp. (1)	166,614	2,577,519
Integrated Device Technology Inc. (2)	672,285	8,087,589
Integrated Silicon Solution Inc. (1) (2)	227,794	1,526,220
IXYS Corp. (1) (2)	120,001	1,372,811
Kopin Corp. (2)	447,451	1,373,675
Kulicke & Soffa Industries Inc. (1) (2)	324,229	2,039,400
Lattice Semiconductor Corp. (2)	722,254	3,878,504
Leadis Technology Inc. (2)	39,363	235,391
LTX Corp. (1) (2)	389,164	1,727,888
Mattson Technology Inc. (1) (2)	254,514	2,020,841
Micrel Inc. (2)	436,027	4,020,169
Microsemi Corp. (1) (2)	379,073	6,175,099
Microtune Inc. (1) (2)	333,269	1,436,389
Mindspeed Technologies Inc. (1) (2)	635,279	1,416,672
MKS Instruments Inc. (2)	207,014	3,287,382
Monolithic Power Systems Inc. (2)	36,328	320,776
Monolithic System Technology Inc. (1) (2)	149,025	871,796
Mykrolis Corp. (2)	263,231	3,764,203
OmniVision Technologies Inc. (1) (2)	354,817	5,375,478
ON Semiconductor Corp. (2)	768,132	3,034,121
Pericom Semiconductor Corp. (2)	141,603	1,213,538
Photronics Inc. (1) (2)	207,615	3,757,832
Pixelworks Inc. (1) (2)	258,524	2,106,971
PortalPlayer Inc. (1) (2)	40,422	922,834
Power Integrations Inc. (1) (2)	175,665	3,669,642
Rudolph Technologies Inc. (2)	82,578	1,243,625
Semitool Inc. (2)	103,976	1,060,555
SigmaTel Inc. (2)	156,813	5,869,511
Silicon Image Inc. (2)	486,875	4,897,963
Siliconix Inc. (2)	37,468	1,321,871
Sipex Corp. (2)	126,636	293,796
SiRF Technology Holdings Inc. (2)	73,755	823,106
Skyworks Solutions Inc. (1) (2)	983,176	6,243,168
Staktek Holdings Inc. (2)	62,522	247,587
Standard Microsystems Corp. (2)	117,407	2,038,186
Supertex Inc. (2)	57,376	1,050,555
Tessera Technologies Inc. (2)	163,166	7,053,666
Transmeta Corp. (1) (2)	1,031,335	959,142
Tripath Technology Inc. (1) (2)	256,300	228,107
TriQuint Semiconductor Inc. (2)	869,019	2,937,284
Ultratech Inc. (1) (2)	135,411	1,977,001
Varian Semiconductor Equipment Associates Inc. (1) (2)	231,536	8,800,683
Veeco Instruments Inc. (1) (2)	164,971	2,482,814
Vitesse Semiconductor Corp. (1) (2)	1,384,649	3,710,859
Volterra Semiconductor Corp. (2)	28,378	383,103
Zoran Corp. (1) (2)	272,807	2,823,552

		187,063,553

SOFTWARE—3.55%
Actuate Corp. (2)	332,225	797,340
Advent Software Inc. (2)	150,695	2,739,635
Allscripts Healthcare Solutions Inc. (1) (2)	174,760	2,499,068
Altiris Inc. (1) (2)	132,589	3,162,248
American Reprographics Co. (2)	60,269	864,860
ANSYS Inc. (2)	195,919	6,702,389
Ascential Software Corp. (1) (2)	378,336	7,010,566
Aspen Technology Inc. (2)	263,612	1,497,316
Atari Inc. (2)	56,133	177,380
AuthentiDate Holding Corp. (2)	185,694	740,919
Blackbaud Inc.	53,097	669,022
Blackboard Inc. (1) (2)	42,771	745,926
Borland Software Corp. (2)	515,128	4,182,839
CallWave Inc. (2)	26,354	155,489
Captaris Inc. (2)	194,034	785,838

CCC Information Services Group Inc. (2)	48,476	1,107,677
Cerner Corp. (1) (2)	181,378	9,524,159
Chordiant Software Inc. (2)	459,140	766,764
Computer Programs & Systems Inc.	41,487	1,164,955
Concord Communications Inc. (1) (2)	117,371	1,187,795
Concur Technologies Inc. (1) (2)	167,174	1,357,453
Corillian Corp. (2)	212,125	738,195
CSG Systems International Inc. (2)	325,812	5,307,477
Dendrite International Inc. (2)	230,259	3,232,836
Digi International Inc. (2)	137,407	1,885,224
Eclipsys Corp. (1) (2)	232,751	3,602,985
eFunds Corp. (2)	305,174	6,811,484
Emageon Inc. (2)	23,982	430,717
Embarcadero Technologies Inc. (2)	135,863	895,337
Epicor Software Corp. (1) (2)	264,888	3,470,033
EPIQ Systems Inc. (1) (2)	87,391	1,134,335
FalconStor Software Inc. (1) (2)	169,597	1,012,494
FileNET Corp. (2)	263,523	6,003,054
Hyperion Solutions Corp. (2)	248,785	10,973,906
IDX Systems Corp. (1) (2)	132,354	4,596,654
Infocrossing Inc. (1) (2)	108,101	1,712,320
Informatica Corp. (2)	547,044	4,524,054
infoUSA Inc.	203,560	2,139,416
InPhonic Inc. (1) (2)	48,514	1,101,996
Inter-Tel Inc.	131,205	3,214,523
InterVideo Inc. (1) (2)	54,592	600,512
iVillage Inc. (2)	204,487	1,245,326
JDA Software Group Inc. (2)	164,833	2,314,255
Jupitermedia Corp. (1) (2)	108,784	1,687,240
Keane Inc. (1) (2)	321,809	4,193,171
Lawson Software Inc. (2)	355,932	2,099,999
ManTech International Corp. Class A (2)	107,384	2,477,349
Manugistics Group Inc. (2)	350,599	589,006
MAPICS Inc. (2)	162,684	2,070,967
MapInfo Corp. (2)	128,987	1,553,003
Micromuse Inc. (2)	499,776	2,263,985
MicroStrategy Inc. Class A (2)	76,468	4,149,918
Midway Games Inc. (1) (2)	294,287	3,019,385
MRO Software Inc. (2)	125,008	1,753,862
NDCHealth Corp. (1)	229,776	3,671,820
NetIQ Corp. (2)	363,527	4,155,114
Omnicell Inc. (1) (2)	139,228	1,003,834
Open Solutions Inc. (1) (2)	84,584	1,677,301
OPNET Technologies Inc. (2)	77,204	645,425
Packeteer Inc. (2)	209,330	3,221,589
PalmSource Inc. (1) (2)	94,150	851,116
Parametric Technology Corp. (2)	1,709,883	9,558,246
PDF Solutions Inc. (1) (2)	93,749	1,312,486
Pegasystems Inc. (2)	71,966	387,177
Per-Se Technologies Inc. (2)	145,899	2,239,550
Pinnacle Systems Inc. (2)	439,141	2,454,798
PLATO Learning Inc. (2)	147,784	1,152,715
Progress Software Corp. (2)	200,699	5,262,328
QAD Inc.	83,993	694,622
Quality Systems Inc.	43,282	1,832,560
Quest Software Inc. (2)	317,183	4,389,813
Renaissance Learning Inc.	48,887	836,945
Retek Inc. (2)	355,542	3,989,181
Safeguard Scientifics Inc. (2)	766,131	1,087,906
Salesforce.com Inc. (2)	73,795	1,106,187
ScanSoft Inc. (1) (2)	515,072	1,916,068
Schawk Inc.	69,083	1,260,765
SeaChange International Inc. (1) (2)	156,357	2,024,823
SERENA Software Inc. (1) (2)	160,224	3,806,922
SPSS Inc. (2)	90,386	1,571,813
SS&C Technologies Inc.	86,984	1,983,235
SYNNEX Corp. (2)	44,139	768,901
Take-Two Interactive Software Inc. (1) (2)	284,508	11,124,263
THQ Inc. (1) (2)	242,857	6,833,996
TradeStation Group Inc. (1) (2)	122,989	742,854

Transaction Systems Architects Inc. Class A (2)	252,028	5,834,448
Trident Microsystems Inc. (1) (2)	119,927	2,120,309
Ulticom Inc. (2)	66,344	738,409
Verint Systems Inc. (2)	74,947	2,618,648
Wind River Systems Inc. (2)	452,716	6,826,957
Witness Systems Inc. (2)	146,652	2,573,743
Zix Corp. (1) (2)	134,111	501,575

		245,423,098

STORAGE & WAREHOUSING—0.05%
Mobile Mini Inc. (1) (2)	91,639	3,703,132

		3,703,132
TELECOMMUNICATION EQUIPMENT—0.06%
Carrier Access Corp. (1) (2)	128,038	763,106
NMS Communications Corp. (2)	299,136	1,283,293
Novatel Wireless Inc. (1) (2)	118,633	1,275,305
WJ Communications Inc. (2)	208,276	495,697

		3,817,401

TELECOMMUNICATIONS—2.79%
Adaptec Inc. (2)	695,141	3,329,725
Aeroflex Inc. (2)	420,954	3,927,501
Airspan Networks Inc. (2)	197,836	1,010,942
Alamosa Holdings Inc. (1) (2)	637,688	7,441,819
Alaska Communications Systems Group Inc.	82,840	832,542
Anaren Inc. (2)	126,438	1,533,693
Anixter International Inc. (2)	189,051	6,834,194
Applied Signal Technology Inc.	62,906	1,440,547
Arris Group Inc. (1) (2)	554,865	3,834,117
Aspect Communications Corp. (2)	259,353	2,699,865
Atheros Communications Inc. (2)	60,956	626,018
Audiovox Corp. Class A (1) (2)	109,964	1,400,941
Avanex Corp. (1) (2)	510,390	663,507
Black Box Corp.	102,930	3,850,611
Boston Communications Group Inc. (1) (2)	116,745	831,224
Broadwing Corp. (1) (2)	347,176	1,437,309
C-COR Inc. (2)	305,477	1,857,300
Centennial Communications Corp. (2)	75,544	819,652
Cincinnati Bell Inc. (2)	1,562,581	6,640,969
Commonwealth Telephone Enterprises Inc. (1) (2)	137,584	6,485,710
CommScope Inc. (1) (2)	343,432	5,137,743
Comtech Telecommunications Corp. (2)	90,690	4,724,949
CT Communications Inc.	120,776	1,271,771
D&E Communications Inc.	76,046	694,300
Ditech Communications Corp. (1) (2)	182,571	2,276,660
Dobson Communications Corp. Class A (1) (2)	703,208	1,420,480
Eagle Broadband Inc. (1) (2)	1,452,431	493,827
EMS Technologies Inc. (2)	70,833	963,329
Enterasys Networks Inc. (2)	1,340,621	1,876,869
Extreme Networks Inc. (2)	688,754	4,056,761
FairPoint Communications Inc.	115,949	1,735,757
Finisar Corp. (1) (2)	1,058,420	1,323,025
General Communication Inc. Class A (2)	289,919	2,646,960
Golden Telecom Inc. (1)	90,393	2,314,061
Harmonic Inc. (2)	458,108	4,379,512
Hypercom Corp. (2)	326,276	1,543,285
InterDigital Communications Corp. (2)	354,711	5,434,173
Intrado Inc. (1) (2)	110,312	1,356,838
Iowa Telecommunications Services Inc.	122,909	2,396,726
ITC DeltaCom Inc. (2)	83,973	66,339
Ixia (1) (2)	173,993	3,095,335
JAMDAT Mobile Inc. (2)	39,708	684,566
KVH Industries Inc. (1) (2)	91,545	833,975
MasTec Inc. (1) (2)	150,653	1,236,861
MRV Communications Inc. (1) (2)	673,821	2,176,442
NETGEAR Inc. (1) (2)	139,112	2,099,200
Network Equipment Technologies Inc. (2)	153,434	863,833
Newport Corp. (1) (2)	271,974	3,940,903
North Pittsburgh Systems Inc.	96,818	1,913,608

Oplink Communications Inc. (2)	686,668	1,078,069
Optical Communication Products Inc. (2)	115,096	200,267
Powerwave Technologies Inc. (1) (2)	664,836	5,145,831
Premiere Global Services Inc. (2)	401,364	4,543,440
Price Communications Corp. (1) (2)	255,847	4,477,323
Primus Telecommunications Group Inc. (1) (2)	470,853	739,239
REMEC Inc. (1) (2)	392,852	2,074,259
RF Micro Devices Inc. (1) (2)	1,184,844	6,184,886
SafeNet Inc. (1) (2)	151,511	4,440,787
SBA Communications Corp. (2)	294,761	2,700,011
Shenandoah Telecommunications Co.	42,113	1,305,503
SpectraLink Corp.	121,590	1,716,851
Stratex Networks Inc. (2)	607,172	1,117,196
SureWest Communications (1)	92,991	2,144,372
Sycamore Networks Inc. (2)	1,113,821	3,965,203
Symmetricom Inc. (2)	286,298	3,175,045
Syniverse Holdings Inc. (2)	80,302	1,108,168
TALK America Holdings Inc. (1) (2)	170,627	1,100,544
Tekelec (1) (2)	316,470	5,044,532
Terayon Communication Systems Inc. (2)	427,477	1,316,629
Time Warner Telecom Inc. Class A (2)	320,144	1,270,972
Triton PCS Holdings Inc. Class A (2)	243,301	540,128
UbiquiTel Inc. (1) (2)	449,149	3,009,298
USA Mobility Inc. (2)	154,655	5,010,822
Valor Communications Group Inc.	136,726	1,978,425
Viasat Inc. (2)	132,943	2,484,705
Westell Technologies Inc. Class A (2)	316,702	1,745,028
Wireless Facilities Inc. (1) (2)	302,444	1,890,275
Zhone Technologies Inc. (2)	354,434	903,807

		192,867,889

TEXTILES—0.13%
Angelica Corp. (1)	57,469	1,609,132
G&K Services Inc. Class A	111,321	4,485,123
UniFirst Corp.	57,876	2,309,252
Weyco Group Inc.	17,312	757,919

		9,161,426

TOYS, GAMES & HOBBIES—0.20%
Action Performance Companies Inc. (1)	98,918	1,308,685
Department 56 Inc. (2)	85,017	1,484,397
Jakks Pacific Inc. (1) (2)	161,612	3,469,810
LeapFrog Enterprises Inc. (1) (2)	176,631	2,004,762
RC2 Corp. (2)	105,404	3,583,736
Topps Co. (The)	226,221	2,083,495

		13,934,885

TRANSPORTATION—2.20%
Alexander & Baldwin Inc.	271,187	11,172,904
Arkansas Best Corp.	140,541	5,309,639
Central Freight Lines Inc. (2)	53,076	188,951
Covenant Transport Inc. Class A (2)	56,764	999,046
EGL Inc. (2)	227,931	5,196,827
Florida East Coast Industries Inc. (1)	137,556	5,843,379
Forward Air Corp.	137,242	5,843,764
Genesee & Wyoming Inc. Class A (2)	112,719	2,920,549
GulfMark Offshore Inc. (1) (2)	92,950	2,408,335
Heartland Express Inc.	289,299	5,540,076
Hub Group Inc. Class A (1) (2)	45,855	2,873,733
Kansas City Southern Industries Inc. (1) (2)	399,548	7,695,294
Kirby Corp. (2)	138,322	5,813,674
Knight Transportation Inc. (1)	233,670	5,764,639
Laidlaw International Inc. (2)	662,257	13,774,946
Landstar System Inc. (2)	380,253	12,453,286
Marten Transport Ltd. (2)	58,421	1,246,120
Offshore Logistics Inc. (2)	128,717	4,288,850
Old Dominion Freight Line Inc. (2)	105,164	3,275,859
Overnite Corp. (1)	178,702	5,716,677
Overseas Shipholding Group Inc.	171,587	10,794,538
P.A.M. Transportation Services Inc. (2)	40,751	700,917

Pacer International Inc. (2)	176,169	4,208,677
Quality Distribution Inc. (2)	54,593	592,334
RailAmerica Inc. (2)	234,481	2,926,323
SCS Transportation Inc. (2)	94,832	1,762,927
Seabulk International Inc. (1) (2)	36,939	767,962
Swift Transportation Co. Inc. (1) (2)	287,652	6,368,615
U.S. Xpress Enterprises Inc. Class A (2)	42,576	696,118
Universal Truckload Services Inc. (2)	22,878	482,726
USF Corp.	176,794	8,532,078
Werner Enterprises Inc.	305,737	5,940,470

		152,100,233

TRUCKING & LEASING—0.21%
AMERCO	59,282	2,744,757
GATX Corp. (1)	314,458	10,436,861
Greenbrier Companies Inc. (The)	36,280	1,273,065

		14,454,683

WATER—0.19%
American States Water Co.	106,389	2,691,642
California Water Service Group (1)	108,600	3,623,982
Connecticut Water Service Inc.	51,203	1,277,003
Middlesex Water Co. (1)	72,363	1,313,388
PICO Holdings Inc. (2)	50,992	1,321,203
SJW Corp.	41,218	1,447,988
Southwest Water Co.	124,134	1,294,718

		12,969,924

TOTAL COMMON STOCKS (Cost: $7,605,916,895)		6,899,164,489

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—25.10%

COMMERCIAL PAPER(4)—6.05%
Amstel Funding Corp.
2.95%, 08/19/05	$3,116,219	3,080,469
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	52,951,581	52,893,367
ANZ National Bank Ltd.
2.94%, 08/15/05	3,748,519	3,706,956
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	6,372,482	6,362,374
Cantabric Finance LLC
2.80%, 04/29/05	4,048,401	4,039,584
Chariot Funding LLC
2.70%, 04/06/05	2,024,200	2,023,441
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	7,572,009	7,565,573
Corporate Asset Funding
2.75%, 05/05/05	5,247,927	5,234,297
CRC Funding LLC
2.74%, 04/28/05	3,748,519	3,740,816
DEPFA Bank PLC
2.28%, 05/03/05	3,748,519	3,740,939
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	25,489,930	25,367,958
Fairway Finance LLC
3.15%, 09/15/05	6,668,990	6,571,540
Falcon Asset Securitization Corp.
2.75%, 04/14/05	2,998,815	2,995,843
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	9,296,327	9,277,842
Fortis Funding LLC
2.35%, 05/09/05	10,495,853	10,469,818

General Electric Capital Corp.
2.74%, 07/07/05	3,748,519	3,720,845
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	21,310,781	21,270,074
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	22,491,114	22,214,513
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	57,930,214	57,857,111
Kitty Hawk Funding Corp.
2.75%, 04/15/05	10,453,495	10,442,316
Liberty Street Funding Corp.
2.80%, 04/20/05	3,758,340	3,752,786
Moat Funding LLC
2.74%, 05/02/05	5,247,927	5,235,545
Mortgage Interest Networking Trust
2.77%, 04/13/05	6,222,542	6,216,797
New Center Asset Trust
2.80%, 04/15/05	7,497,038	7,488,875
Nordea North America Inc.
2.74%, 07/11/05	3,748,519	3,719,703
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	8,551,497	8,540,891
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	24,138,214	24,103,657
Polonius Inc.
2.82%, 04/28/05	6,222,542	6,209,381
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	6,456,749	6,450,249
Ranger Funding Co. LLC
2.75%, 04/14/05	11,245,557	11,234,410
Santander Central Hispano
2.75%, 07/08/05	9,371,298	9,301,271
Scaldis Capital LLC
2.75%, 07/08/05	1,876,359	1,862,312
Societe Generale
2.75%, 05/03/05	6,747,334	6,730,841
Sydney Capital Corp.
2.75%, 04/12/05	13,087,580	13,076,582
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	6,522,423	6,512,785
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	6,532,469	6,525,813
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	4,889,043	4,884,189
Tulip Funding Corp.
2.71%, 04/08/05	6,199,676	6,196,409
Variable Funding Capital Corp.
2.80%, 04/20/05	5,772,719	5,764,189
Yorktown Capital LLC
2.80%, 04/20/05	11,770,350	11,752,956

		418,135,317

FLOATING RATE NOTES(4)—8.61%
Allstate Life Global Funding II
2.74%, 01/10/06 (5)	3,448,638	3,448,742
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	26,239,634	26,243,897
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	4,873,075	4,871,968
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (5)	24,365,374	24,367,309
BMW US Capital LLC
2.82%, 04/18/06 (5)	7,497,038	7,497,038
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	25,489,930	25,485,594
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (5)	22,491,114	22,490,215
Commodore CDO Ltd.
3.08%, 12/12/05	1,874,260	1,874,260

Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	22,491,114	22,488,170
DEPFA Bank PLC
2.99%, 12/15/05	7,497,033	7,497,033
Dorada Finance Inc.
2.66%, 07/29/05 (5)	6,222,542	6,221,931
Fairway Finance LLC
2.80%, 06/20/05	3,748,519	3,748,436
Fifth Third Bancorp
2.81%, 02/23/06 (5)	14,994,076	14,994,076
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (5)	9,746,150	9,746,549
General Electric Capital Corp.
2.86%, 03/09/06	3,373,667	3,377,964
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	2,737,368	2,737,368
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	4,873,075	4,873,075
Hartford Life Global Funding Trust
2.80%, 02/15/06	7,497,038	7,497,038
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	22,491,114	22,491,114
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (5)	33,736,672	33,737,172
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (5)	7,871,890	7,871,890
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (5)	30,737,856	30,744,747
Lothian Mortgages PLC
2.84%, 01/24/06 (5)	14,994,076	14,994,076
Marshall & Ilsley Corp.
2.95%, 02/20/06	7,497,038	7,505,009
MetLife Funding Inc.
2.74%, 03/06/06 (5)	11,245,557	11,245,557
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	18,742,595	18,741,507
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (5)	27,739,041	27,744,311
Norddeutsche Landesbank
2.63%, 07/27/05	7,497,038	7,496,192
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (5)	22,491,114	22,491,114
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	26,614,485	26,614,486
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (5)	4,123,371	4,122,553
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (5)	38,234,895	38,236,389
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (5)	23,068,386	23,067,630
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	22,491,114	22,491,114
Wells Fargo & Co.
2.78%, 03/15/06 (5)	3,748,519	3,749,016
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (5)	26,239,634	26,237,660
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (5)	37,785,072	37,782,537
Winston Funding Ltd.
2.75%, 04/25/05 (5)	5,352,885	5,352,885
World Savings Bank
2.71%, 09/09/05	2,623,963	2,623,848

		594,801,470

MONEY MARKET FUNDS—0.54%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (6)	29,988,153	29,988,153

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (6)	3,039,092	3,039,092

BlackRock Temp Cash Money Market Fund (4)	1,398,140	1,398,140
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	3,142,602	3,142,602

		37,567,987

REPURCHASE AGREEMENTS(4)—6.19%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $164,948,095 and effective yields of 2.89% - 2.90%. (7)	$164,934,840	164,934,840
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $149,952,800 and an effective yield of 2.89%. (7)	149,940,763	149,940,763
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $112,464,600 and an effective yield of 2.89%. (7)	112,455,573	112,455,573

		427,331,176

TIME DEPOSITS(4)—3.42%
Abbey National Treasury Services PLC
1.39%, 04/08/05	5,247,927	5,247,912
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	7,497,038	7,497,038
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	10,495,853	10,495,853
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	9,746,150	9,746,149
First Tennessee Bank
2.77%, 04/15/05	3,748,519	3,748,519
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	9,296,327	9,296,327
Natexis Banques
2.98%, 08/18/05	7,497,038	7,497,038
Norddeutsche Landesbank
2.11%, 06/07/05	7,497,038	7,496,765
Rabobank Nederland NV NY
2.84%, 04/01/05	55,163,582	55,163,582
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	18,367,743	18,367,744
SunTrust Bank
2.68%, 05/03/05	7,497,038	7,496,386
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	25,489,930	25,489,162
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	13,494,669	13,494,623
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	37,110,339	37,110,338
Wells Fargo Bank N.A.
2.79%, 04/15/05	7,497,038	7,497,009
World Savings Bank
2.75%, 05/03/05	10,495,853	10,495,853

		236,140,298

U.S. GOVERNMENT AGENCY NOTES(4)—0.29%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	8,985,425	8,973,238
Federal National Mortgage Association
2.33%, 07/22/05	11,245,557	11,164,214

		20,137,452

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,734,113,700)		1,734,113,700

TOTAL INVESTMENTS IN SECURITIES — 124.97% (Cost: $9,340,030,595)	8,633,278,189
Other Assets, Less Liabilities — (24.97%)	(1,725,173,049)

NET ASSETS — 100.00%	$6,908,105,140

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.54%
ADVO Inc.	105,768	$3,961,012
Catalina Marketing Corp. (1)	147,782	3,827,554
FTD Group Inc. (2)	21,717	263,210
Greenfield Online Inc. (2)	22,625	444,581
Marchex Inc. Class B (1) (2)	17,381	323,982
ValueVision Media Inc. Class A (1) (2)	49,821	616,286
Ventiv Health Inc. (1) (2)	82,109	1,888,507

		11,325,132

AEROSPACE & DEFENSE—1.53%
AAR Corp. (1) (2)	21,430	291,448
Armor Holdings Inc. (1) (2)	117,843	4,370,797
BE Aerospace Inc. (2)	231,565	2,778,780
Curtiss-Wright Corp.	23,709	1,351,413
DRS Technologies Inc. (2)	14,330	609,025
EDO Corp.	48,384	1,453,939
Engineered Support Systems Inc.	96,274	5,152,584
HEICO Corp. (1)	3,924	78,872
Herley Industries Inc. (2)	15,205	260,158
Innovative Solutions & Support Inc. (1) (2)	28,886	917,130
MTC Technologies Inc. (2)	30,118	978,835
Orbital Sciences Corp. (1) (2)	223,695	2,165,368
Teledyne Technologies Inc. (2)	134,012	4,194,576
Titan Corp. (The) (2)	346,383	6,290,315
United Industrial Corp. (1)	41,343	1,224,580

		32,117,820

AGRICULTURE—0.31%
Delta & Pine Land Co.	93,933	2,536,191
Maui Land & Pineapple Co. Inc. (2)	13,250	568,425
Standard Commercial Corp.	22,593	420,230
Tejon Ranch Co. (2)	31,205	1,391,743
Vector Group Ltd. (1)	100,189	1,540,907

		6,457,496

AIRLINES—0.40%
AirTran Holdings Inc. (1) (2)	349,139	3,159,708
America West Holdings Corp. Class B (1) (2)	18,826	102,225
ExpressJet Holdings Inc. (2)	131,723	1,502,959
Frontier Airlines Inc. (2)	53,216	557,704
Mesa Air Group Inc. (1) (2)	116,323	814,261
Pinnacle Airlines Corp. (2)	81,176	862,089
Republic Airways Holdings Inc. (2)	8,954	111,925
SkyWest Inc.	67,486	1,254,565

		8,365,436

APPAREL—1.11%
Carter’s Inc. (2)	27,098	1,077,145
Cherokee Inc.	18,953	634,546
Deckers Outdoor Corp. (1) (2)	38,276	1,367,984
DHB Industries Inc. (1) (2)	98,033	862,690
Guess? Inc. (2)	62,383	854,647
Gymboree Corp. (2)	105,825	1,327,045
K-Swiss Inc. Class A	106,677	3,523,541
OshKosh B’Gosh Inc. Class A (1)	14,088	429,684

Oxford Industries Inc. (1)	54,662	2,000,083
Quiksilver Inc. (2)	242,529	7,040,617
Skechers U.S.A. Inc. Class A (2)	3,922	60,713
Warnaco Group Inc. (The) (1) (2)	122,880	2,954,035
Wolverine World Wide Inc.	53,091	1,137,740

		23,270,470

AUTO MANUFACTURERS—0.17%
A.S.V. Inc. (1) (2)	33,123	1,313,161
Noble International Ltd. (1)	26,268	595,233
Wabash National Corp. (1)	71,902	1,754,409

		3,662,803

AUTO PARTS & EQUIPMENT—0.13%
Aftermarket Technology Corp. (2)	30,656	505,824
Commercial Vehicle Group Inc. (2)	18,159	363,180
Keystone Automotive Industries Inc. (2)	62,594	1,449,677
Sports Resorts International Inc. (2)	6,711	22,281
Strattec Security Corp. (2)	6,884	368,845

		2,709,807

BANKS—4.94%
ACE Cash Express Inc. (2)	37,691	857,470
Arrow Financial Corp.	35,776	974,180
Bancorp Inc. (The) (2)	8,712	121,968
Bank of the Ozarks Inc. (1)	44,250	1,404,937
Boston Private Financial Holdings Inc.	13,188	313,215
Bryn Mawr Bank Corp. (1)	8,591	175,428
Capital City Bank Group Inc. (1)	4,428	179,378
Capital Corporation of the West	1,268	58,937
Capital Crossing Bank (2)	17,438	573,710
Capitol Bancorp Ltd.	22,718	687,219
Cascade Bancorp (1)	65,522	1,271,782
Cathay General Bancorp	123,759	3,898,408
Center Financial Corp. (1)	39,815	701,938
City Bank	2,560	82,790
City Holding Co.	7,395	218,411
Coastal Financial Corp.	58,433	878,832
CoBiz Inc. (1)	53,386	1,034,621
Columbia Bancorp	2,702	86,086
CVB Financial Corp. (1)	158,766	2,880,015
East West Bancorp Inc.	207,466	7,659,645
EuroBancshares Inc. (2)	8,994	152,089
First BanCorp (Puerto Rico)	131,857	5,570,958
First Busey Corp. Class A (1)	25,592	495,205
First Financial Bankshares Inc.	3,216	143,530
First Midwest Bancorp Inc.	85,392	2,773,532
FNB Corp. (Pennsylvania) (1)	114,817	2,198,746
Frontier Financial Corp.	23,411	887,277
German American Bancorp	5,270	81,685
Glacier Bancorp Inc.	57,667	1,758,844
Gold Bancorp Inc.	73,647	1,033,267
Great Southern Bancorp Inc.	21,930	712,067
Greater Bay Bancorp	21,585	526,890
Hanmi Financial Corp.	110,037	1,821,112
Harleysville National Corp.	108,137	2,297,911
Independent Bank Corp. (Massachusetts)	31,611	916,719
Independent Bank Corp. (Michigan)	37,129	1,068,201
K-Fed Bancorp	1,609	20,322
Macatawa Bank Corp.	1,857	62,349
Main Street Banks Inc. (1)	23,445	620,824
MB Financial Inc.	32,627	1,249,614
MBT Financial Corp.	4,015	75,763
Mercantile Bank Corp.	19,281	788,207
Midwest Banc Holdings Inc.	15,842	315,414
Nara Bancorp Inc. (1)	76,658	1,077,045
Oak Hill Financial Inc.	3,860	129,928
Old Second Bancorp Inc.	55,314	1,669,100
Oriental Financial Group Inc. (1)	45,703	1,070,364

Pacific Capital Bancorp	77,922	2,320,517
Park National Corp.	22,508	2,532,150
Peapack-Gladstone Financial Corp. (1)	30,301	818,127
PennRock Financial Services Corp.	8,877	309,985
Placer Sierra Bancshares	6,420	147,467
PrivateBancorp Inc. (1)	67,688	2,126,080
R&G Financial Corp. Class B	114,694	3,575,012
S&T Bancorp Inc.	5,355	189,567
Sandy Spring Bancorp Inc.	14,214	459,396
Santander BanCorp	1,366	35,967
Seacoast Banking Corp. of Florida	23,312	458,780
Signature Bank (2)	6,712	177,935
Silicon Valley Bancshares (1) (2)	123,182	5,427,399
Smithtown Bancorp Inc.	21,925	614,338
Southern Community Financial Corp.	9,471	89,027
Southwest Bancorp of Texas Inc.	268,254	4,922,461
State Bancorp Inc.	3,404	88,538
Sterling Bancorp	33,921	823,263
Sterling Financial Corp. (Pennsylvania)	26,746	695,931
Suffolk Bancorp	44,855	1,481,561
SY Bancorp Inc.	31,205	686,510
Texas Capital Bancshares Inc. (1) (2)	66,622	1,399,062
Texas Regional Bancshares Inc. Class A	86,656	2,609,212
TriCo Bancshares	3,415	71,544
TrustCo Bank Corp. NY	306,936	3,526,695
United Community Banks Inc.	77,136	1,830,437
United PanAm Financial Corp. (1) (2)	19,267	392,854
Univest Corp. of Pennsylvania	31,643	1,259,708
USB Holding Co. Inc.	4,273	94,818
Virginia Commerce Bancorp Inc. (2)	28,095	759,689
West Bancorporation	69,955	1,192,033
West Coast Bancorp	3,890	92,582
Westamerica Bancorp	78,474	4,062,599
Western Sierra Bancorp (1) (2)	4,728	161,367
Wilshire Bancorp Inc.	58,571	763,766
Wintrust Financial Corp.	88,875	4,185,124

		103,957,434

BEVERAGES—0.18%
Boston Beer Co. Inc. Class A (2)	25,964	568,612
Coca-Cola Bottling Co. Consolidated	9,683	506,518
Hansen Natural Corp. (2)	24,776	1,488,294
National Beverage Corp. (2)	10,070	82,070
Peet’s Coffee & Tea Inc. (2)	49,094	1,210,167

		3,855,661

BIOTECHNOLOGY—2.45%
Aksys Ltd. (1) (2)	32,831	104,074
Alexion Pharmaceuticals Inc. (2)	111,656	2,419,027
ARIAD Pharmaceuticals Inc. (1) (2)	218,248	1,222,189
Avant Immunotherapeutics Inc. (1) (2)	306,469	499,544
Axonyx Inc. (1) (2)	211,158	259,724
Barrier Therapeutics Inc. (2)	26,741	414,218
Bio-Rad Laboratories Inc. Class A (2)	24,719	1,204,062
CancerVax Corp. (1) (2)	67,852	447,145
Ciphergen Biosystems Inc. (1) (2)	97,971	271,380
Corgentech Inc. (1) (2)	25,479	59,111
CuraGen Corp. (1) (2)	99,304	413,105
Curis Inc. (2)	198,977	712,338
CYTOGEN Corp. (2)	64,975	376,205
Cytokinetics Inc. (2)	26,213	171,957
deCODE genetics Inc. (1) (2)	200,417	1,142,377
Digene Corp. (1) (2)	58,552	1,214,954
Diversa Corp. (2)	98,878	492,412
Encysive Pharmaceuticals Inc. (1) (2)	235,133	2,403,059
Enzo Biochem Inc. (2)	104,325	1,504,366
Enzon Pharmaceuticals Inc. (2)	110,752	1,128,563
Exelixis Inc. (2)	269,261	1,825,590
Genaera Corp. (1) (2)	237,072	540,524

Genencor International Inc. (2)	31,154	599,091
Geron Corp. (1) (2)	213,164	1,302,432
GTx Inc. (1) (2)	22,846	207,899
Illumina Inc. (2)	120,651	974,860
Immunogen Inc. (2)	152,976	800,064
Immunomedics Inc. (1) (2)	190,498	462,910
Incyte Corp. (2)	144,813	989,073
Integra LifeSciences Holdings Corp. (1) (2)	83,681	2,947,245
InterMune Inc. (1) (2)	118,287	1,301,157
Keryx Biopharmaceuticals Inc. (1) (2)	89,163	1,191,218
Kosan Biosciences Inc. (2)	88,336	362,178
Lexicon Genetics Inc. (2)	264,232	1,350,226
LifeCell Corp. (2)	118,734	1,056,733
Maxim Pharmaceuticals Inc. (1) (2)	118,584	208,708
Momenta Pharmaceuticals Inc. (2)	23,592	199,824
Myogen Inc. (1) (2)	78,579	619,988
Myriad Genetics Inc. (1) (2)	126,370	2,323,944
Nanogen Inc. (1) (2)	197,626	687,738
Neose Technologies Inc. (2)	103,698	267,541
Peregrine Pharmaceuticals Inc. (2)	534,481	785,687
Regeneration Technologies Inc. (2)	96,382	993,698
Regeneron Pharmaceuticals Inc. (2)	158,380	809,322
Seattle Genetics Inc. (2)	60,370	310,302
Serologicals Corp. (1) (2)	104,298	2,549,043
SuperGen Inc. (2)	209,121	1,016,328
Telik Inc. (1) (2)	209,916	3,165,533
Tercica Inc. (2)	31,055	236,950
Third Wave Technologies Inc. (2)	116,229	669,479
Transkaryotic Therapies Inc. (1) (2)	113,539	2,834,501
Vertex Pharmaceuticals Inc. (1) (2)	164,373	1,538,531

		51,588,127

BUILDING MATERIALS—0.69%
Aaon Inc. (2)	31,072	511,445
Drew Industries Inc. (1) (2)	29,916	1,126,337
Eagle Materials Inc. (1)	7,485	605,836
ElkCorp	72,463	2,786,927
Interline Brands Inc. (2)	11,686	223,319
Lennox International Inc.	20,683	453,371
NCI Building Systems Inc. (2)	52,428	2,023,721
Simpson Manufacturing Co. Inc.	151,481	4,680,763
Trex Co. Inc. (1) (2)	42,350	1,880,763
Universal Forest Products Inc.	4,607	178,982

		14,471,464

CHEMICALS—1.54%
Aceto Corp.	99,988	741,911
Airgas Inc.	46,501	1,110,909
American Vanguard Corp. (1)	20,752	931,142
Cabot Microelectronics Corp. (1) (2)	102,553	3,218,113
Georgia Gulf Corp.	62,717	2,883,728
Hercules Inc. (2)	241,763	3,503,146
Kronos Worldwide Inc.	13,265	563,897
MacDermid Inc.	111,371	3,619,557
Mosaic Co. (The) (1) (2)	523,021	8,922,738
NL Industries Inc. (2)	11,364	262,508
Olin Corp.	112,657	2,512,251
OMNOVA Solutions Inc. (2)	67,042	360,016
Quaker Chemical Corp.	9,678	198,786
Symyx Technologies Inc. (1) (2)	116,226	2,562,783
UAP Holding Corp. (2)	38,213	615,229
Westlake Chemical Corp.	16,258	525,946

		32,532,660

COAL—0.10%
Alpha Natural Resources Inc. (2)	43,525	1,247,862
Foundation Coal Holdings Inc.	34,625	814,034

		2,061,896

COMMERCIAL SERVICES—5.71%
Aaron Rents Inc.	156,688	3,133,760
Administaff Inc. (1)	89,655	1,308,963
Advance America Cash Advance Centers Inc.	51,018	789,759
Advisory Board Co. (The) (1) (2)	73,012	3,190,624
Albany Molecular Research Inc. (2)	13,536	139,150
AMN Healthcare Services Inc. (1) (2)	47,586	757,093
Answerthink Inc. (1) (2)	188,311	777,724
Arbitron Inc.	127,643	5,475,885
Banta Corp.	83,686	3,581,761
Bowne & Co. Inc.	72,286	1,087,181
Bright Horizons Family Solutions Inc. (1) (2)	108,877	3,673,510
CDI Corp. (1)	43,747	968,121
Charles River Associates Inc. (1) (2)	41,920	2,068,752
Clark Inc.	7,469	115,620
Coinstar Inc. (2)	102,082	2,164,138
Consolidated Graphics Inc. (2)	32,294	1,698,664
Corrections Corp. of America (2)	79,510	3,069,086
CorVel Corp. (2)	26,128	557,049
CoStar Group Inc. (1) (2)	66,096	2,435,638
Cross Country Healthcare Inc. (2)	12,841	215,215
DiamondCluster International Inc. Class A (2)	95,958	1,544,924
Dollar Financial Corp. (2)	4,613	54,802
Educate Inc. (2)	74,693	1,035,992
Euronet Worldwide Inc. (2)	99,478	2,840,097
First Advantage Corp. Class A (2)	12,094	253,974
Forrester Research Inc. (2)	49,167	692,271
FTI Consulting Inc. (2)	27,326	564,009
Gartner Inc. Class A (2)	263,282	2,519,609
Gevity HR Inc. (1)	98,498	1,883,282
Healthcare Services Group Inc.	58,573	1,420,395
Heidrick & Struggles International Inc. (2)	69,052	2,539,042
Hooper Holmes Inc.	60,393	230,701
Hudson Highland Group Inc. (1) (2)	69,882	1,194,283
Huron Consulting Group Inc. (2)	14,635	303,091
Integrated Electrical Services Inc. (1) (2)	51,247	141,442
Interactive Data Corp. (2)	20,567	426,765
Intersections Inc. (2)	29,385	427,552
iPayment Holdings Inc. (2)	43,227	1,824,179
Jackson Hewitt Tax Service Inc. (1)	93,619	1,958,509
Kelly Services Inc. Class A	3,969	114,268
Kforce Inc. (2)	110,979	1,219,659
Korn/Ferry International (1) (2)	133,750	2,545,262
Labor Ready Inc. (1) (2)	170,650	3,182,622
Landauer Inc.	23,486	1,116,524
Learning Tree International Inc. (1) (2)	36,733	529,323
LECG Corp. (2)	54,590	1,069,964
Magellan Health Services Inc. (2)	24,533	835,349
McGrath RentCorp (1)	79,424	1,856,933
Midas Inc. (2)	37,120	847,450
Monro Muffler Brake Inc. (2)	36,964	954,041
MPS Group Inc. (2)	125,475	1,318,742
Navigant Consulting Inc. (1) (2)	189,447	5,158,642
Neurogen Corp. (2)	104,693	741,226
PAREXEL International Corp. (2)	77,495	1,821,132
PDI Inc. (2)	35,358	724,839
PRA International (2)	29,725	800,494
Pre-Paid Legal Services Inc. (1)	40,674	1,376,408
PRG-Schultz International Inc. (2)	15,494	77,625
Princeton Review Inc. (The) (1) (2)	52,381	288,619
ProxyMed Inc. (2)	13,875	120,574
QC Holdings Inc. (2)	5,825	87,550
Quanta Services Inc. (1) (2)	151,144	1,153,229
Rent-Way Inc. (1) (2)	73,211	600,330
Resources Connection Inc. (1) (2)	190,817	3,993,800
Rewards Network Inc. (2)	67,781	281,969
Rollins Inc.	121,046	2,251,456
SFBC International Inc. (1) (2)	59,356	2,091,705
Sotheby’s Holdings Inc. Class A (2)	188,663	3,199,724

Source Interlink Companies Inc. (2)	81,090	912,262
StarTek Inc. (1)	45,171	758,873
Strayer Education Inc. (1)	61,086	6,922,266
TeleTech Holdings Inc. (2)	111,836	1,444,921
TNS Inc. (2)	18,098	324,859
Universal Technical Institute Inc. (2)	58,307	2,145,698
Valassis Communications Inc. (2)	123,200	4,307,072
Watson Wyatt & Co. Holdings	88,566	2,408,995
Wright Express Corp. (2)	89,420	1,529,082

		120,176,099

COMPUTERS—4.07%
Advanced Digital Information Corp. (2)	112,255	920,491
Ansoft Corp. (2)	27,464	740,979
Anteon International Corp. (2)	111,230	4,330,184
Blue Coat Systems Inc. (2)	41,970	986,295
Brocade Communications Systems Inc. (2)	874,682	5,178,117
CACI International Inc. Class A (2)	120,284	6,643,285
Carreker Corp. (2)	83,885	470,595
Catapult Communications Corp. (2)	5,641	120,435
CIBER Inc. (1) (2)	135,732	986,772
Covansys Corp. (2)	90,865	1,355,251
Cray Inc. (2)	355,868	907,463
CyberGuard Corp. (2)	72,366	596,296
CyberSource Corp. (2)	114,529	589,824
Digimarc Corp. (2)	35,247	216,769
Dot Hill Systems Corp. (2)	179,012	1,065,121
Echelon Corp. (2)	116,132	794,343
Electronics For Imaging Inc. (2)	148,172	2,643,388
Equinix Inc. (1) (2)	41,091	1,739,793
FactSet Research Systems Inc. (1)	126,045	4,160,745
Gateway Inc. (2)	262,235	1,056,807
iGATE Corp. (2)	65,463	244,177
Intergraph Corp. (1) (2)	105,749	3,046,629
Internap Network Services Corp. (2)	791,335	466,888
InterVoice-Brite Inc. (2)	149,462	1,678,458
Iomega Corp. (2)	135,658	581,973
Kanbay International Inc. (2)	23,495	480,708
Komag Inc. (2)	15,131	338,178
Kronos Inc. (1) (2)	128,184	6,551,484
LaserCard Corp. (1) (2)	39,597	197,193
Lexar Media Inc. (1) (2)	292,630	1,457,297
Magma Design Automation Inc. (1) (2)	102,652	1,218,479
Manhattan Associates Inc. (1) (2)	124,400	2,534,028
Mentor Graphics Corp. (1) (2)	315,004	4,315,555
Mercury Computer Systems Inc. (1) (2)	87,485	2,412,836
Merge Technologies Inc. (1) (2)	45,514	798,771
MICROS Systems Inc. (2)	132,996	4,882,283
Mobility Electronics Inc. (1) (2)	103,511	723,542
MTS Systems Corp.	6,773	196,620
Ness Technologies Inc. (2)	44,223	529,792
NetScout Systems Inc. (2)	81,266	361,634
Overland Storage Inc. (2)	43,726	641,898
PEC Solutions Inc. (2)	5,392	67,831
Perot Systems Corp. Class A (2)	81,974	1,101,731
Quantum Corp. (1) (2)	334,913	974,597
RadiSys Corp. (1) (2)	65,304	924,705
SI International Inc. (1) (2)	27,236	752,531
Silicon Storage Technology Inc. (2)	335,119	1,246,643
SimpleTech Inc. (2)	48,063	189,368
SRA International Inc. Class A (2)	53,793	3,241,028
Stratasys Inc. (1) (2)	38,339	1,086,144
Sykes Enterprises Inc. (2)	36,549	251,092
Synaptics Inc. (1) (2)	95,406	2,213,419
Syntel Inc.	30,799	545,142
TALX Corp.	23,019	418,025
TransAct Technologies Inc. (1) (2)	35,701	357,367
Tumbleweed Communications Corp. (1) (2)	199,919	551,776
Tyler Technologies Inc. (2)	153,205	1,165,890

Ultimate Software Group Inc. (1) (2)	67,927	1,085,473
Xybernaut Corp. (1) (2)	736,195	309,202

		85,643,340

COSMETICS & PERSONAL CARE—0.23%
Chattem Inc. (1) (2)	51,540	2,291,984
Elizabeth Arden Inc. (2)	92,593	2,198,158
Inter Parfums Inc. (1)	20,600	296,640

		4,786,782

DISTRIBUTION & WHOLESALE—0.85%
Advanced Marketing Services Inc. (2)	5,432	32,592
Beacon Roofing Supply Inc. (2)	18,661	408,396
BlueLinx Holdings Inc.	8,416	113,700
Central European Distribution Corp. (1) (2)	50,476	1,680,346
LKQ Corp. (2)	28,906	580,143
NuCo2 Inc. (1) (2)	33,365	877,499
Owens & Minor Inc.	65,760	1,785,384
ScanSource Inc. (2)	51,778	2,683,654
SCP Pool Corp.	220,154	7,014,106
United Stationers Inc. (2)	7,959	360,145
WESCO International Inc. (2)	82,107	2,298,996

		17,834,961

DIVERSIFIED FINANCIAL SERVICES—1.35%
Accredited Home Lenders Holding Co. (1) (2)	67,531	2,446,648
Affiliated Managers Group Inc. (1) (2)	100,537	6,236,310
Archipelago Holdings Inc. (2)	3,789	67,065
Asset Acceptance Capital Corp. (2)	32,455	619,241
Asta Funding Inc.	31,759	672,338
BKF Capital Group Inc. (1)	15,078	603,271
Calamos Asset Management Inc. Class A	44,164	1,188,895
Capital Southwest Corp.	6,818	539,304
Circle Group Holdings Inc. (1) (2)	86,580	62,338
Cohen & Steers Inc.	14,513	239,464
Collegiate Funding Services LLC (2)	8,913	138,865
Credit Acceptance Corp. (2)	7,859	155,451
Encore Capital Group Inc. (2)	50,285	731,647
eSpeed Inc. (1) (2)	94,713	871,360
Federal Agricultural Mortgage Corp. (1)	1,497	26,183
First Cash Inc. (2)	49,026	1,037,880
Gabelli Asset Management Inc. Class A	13,601	607,285
GFI Group Inc. (2)	904	24,254
Greenhill & Co. Inc.	12,644	452,655
Greg Manning Auctions Inc. (1) (2)	21,064	212,114
Harris & Harris Group Inc. (2)	64,236	773,401
MarketAxess Holdings Inc. (2)	1,261	14,085
Marlin Business Services Corp. (2)	21,523	438,639
National Financial Partners Corp.	137,757	5,482,729
Nelnet Inc. Class A (2)	33,391	1,062,836
optionsXpress Holdings Inc. (2)	4,273	69,180
Piper Jaffray Companies Inc. (2)	7,553	276,364
Portfolio Recovery Associates Inc. (1) (2)	49,983	1,700,921
World Acceptance Corp. (2)	66,951	1,708,590

		28,459,313

ELECTRIC—0.04%
Duquesne Light Holdings Inc. (1)	26,823	480,668
MGE Energy Inc.	5,211	172,745
Ormat Technologies Inc.	5,433	85,081

		738,494

ELECTRICAL COMPONENTS & EQUIPMENT—1.16%
Advanced Energy Industries Inc. (2)	88,537	856,153
Artesyn Technologies Inc. (1) (2)	82,607	719,507
Belden CDT Inc. (1)	41,766	927,623
Capstone Turbine Corp. (1) (2)	261,054	404,634
Cherokee International Corp. (2)	30,556	213,586
Color Kinetics Inc. (2)	8,680	87,494

Encore Wire Corp. (2)	66,331	676,576
Energy Conversion Devices Inc. (1) (2)	83,159	1,890,204
EnerSys (2)	17,916	234,700
General Cable Corp. (1) (2)	11,239	135,655
GrafTech International Ltd. (2)	72,487	412,451
Intermagnetics General Corp. (1) (2)	115,227	2,804,625
Littelfuse Inc. (2)	81,238	2,327,469
Medis Technologies Ltd. (1) (2)	53,568	768,165
Power-One Inc. (2)	130,645	634,935
Rayovac Corp. (1) (2)	194,575	8,094,320
Universal Display Corp. (1) (2)	86,663	605,774
Valence Technology Inc. (1) (2)	87,629	269,021
Vicor Corp.	79,898	834,135
Wilson Greatbatch Technologies Inc. (1) (2)	80,622	1,470,545

		24,367,572

ELECTRONICS—3.36%
ADE Corp. (1) (2)	39,642	880,052
American Superconductor Corp. (2)	111,819	1,115,954
Analogic Corp. (1)	29,647	1,282,233
Bei Technologies Inc.	46,335	1,110,650
Bel Fuse Inc. Class B	46,515	1,409,404
Benchmark Electronics Inc. (2)	86,490	2,752,977
Brady Corp. Class A	74,826	2,420,621
Coherent Inc. (2)	56,227	1,898,224
CTS Corp. (1)	64,874	843,362
Cymer Inc. (2)	151,664	4,060,045
Daktronics Inc. (2)	59,379	1,285,555
DDi Corp. (1) (2)	57,566	161,185
Dionex Corp. (2)	76,589	4,174,100
Excel Technology Inc. (2)	49,383	1,213,834
FEI Co. (1) (2)	85,932	1,989,326
FSI International Inc. (2)	114,921	486,116
Identix Inc. (1) (2)	366,641	1,851,537
II-VI Inc. (2)	92,459	1,612,485
Intevac Inc. (2)	69,278	653,292
Itron Inc. (1) (2)	86,028	2,549,870
Keithley Instruments Inc.	52,228	842,438
Maxwell Technologies Inc. (1) (2)	46,751	428,707
Measurements Specialties Inc. (1) (2)	43,999	1,011,977
Merix Corp. (2)	33,666	377,396
Metrologic Instruments Inc. (2)	44,032	989,839
MIPS Technologies Inc. Class A (2)	168,873	1,942,039
Molecular Devices Corp. (2)	48,037	912,703
Multi-Fineline Electronix Inc. (2)	17,147	302,645
OSI Systems Inc. (1) (2)	38,681	677,304
Paradyne Networks Inc. (2)	165,072	345,000
Paxar Corp. (2)	24,776	528,720
Photon Dynamics Inc. (1) (2)	68,606	1,307,630
Planar Systems Inc. (1) (2)	11,969	107,960
Plexus Corp. (2)	77,921	896,871
PLX Technology Inc. (1) (2)	88,746	931,833
RAE Systems Inc. (1) (2)	142,565	437,675
Rogers Corp. (1) (2)	68,326	2,733,040
SBS Technologies Inc. (2)	30,020	334,723
Sonic Solutions Inc. (1) (2)	77,664	1,168,843
Spatialight Inc. (1) (2)	97,872	494,254
Suntron Corp. (2)	8,800	18,920
Sypris Solutions Inc.	3,206	34,368
Taser International Inc. (1) (2)	198,913	2,386,956
Technitrol Inc. (2)	25,005	373,075
Trimble Navigation Ltd. (2)	209,153	7,071,463
TTM Technologies Inc. (1) (2)	168,089	1,758,211
Ultralife Batteries Inc. (1) (2)	57,847	990,341
Varian Inc. (2)	143,108	5,422,362
Viisage Technology Inc. (1) (2)	126,124	425,038
Woodhead Industries Inc.	2,619	35,618
X-Rite Inc.	85,518	1,286,191
Zygo Corp. (2)	32,574	422,159

		70,747,121

ENERGY - ALTERNATE SOURCES—0.49%
FuelCell Energy Inc. (1) (2)	174,093	1,737,448
Headwaters Inc. (1) (2)	158,022	5,186,282
KFx Inc. (1) (2)	148,431	1,988,975
Plug Power Inc. (1) (2)	202,143	1,334,144

		10,246,849

ENERGY & RELATED—0.08%
Edge Petroleum Corp. (1) (2)	55,677	922,011
Syntroleum Corp. (2)	66,324	811,806

		1,733,817

ENGINEERING & CONSTRUCTION—0.20%
Dycom Industries Inc. (2)	153,876	3,537,609
Infrasource Services Inc. (2)	11,947	143,364
Insituform Technologies Inc. Class A (2)	35,698	517,978
Perini Corp. (2)	4,786	65,999

		4,264,950

ENTERTAINMENT—1.50%
Alliance Gaming Corp. (1) (2)	211,969	2,032,783
Argosy Gaming Co. (2)	57,923	2,659,824
Dover Downs Gaming & Entertainment Inc.	14,106	175,620
Empire Resorts Inc. (1) (2)	18,486	133,654
Great Wolf Resorts Inc. (2)	28,366	707,732
Isle of Capri Casinos Inc. (1) (2)	25,738	683,087
Macrovision Corp. (2)	203,484	4,637,400
Nevada Gold & Casinos Inc. (2)	16,965	217,152
Penn National Gaming Inc. (2)	264,325	7,765,868
Scientific Games Corp. Class A (2)	315,930	7,219,001
Shuffle Master Inc. (1) (2)	143,586	4,158,251
Speedway Motorsports Inc.	34,196	1,220,797

		31,611,169

ENVIRONMENTAL CONTROL—0.84%
Aleris International Inc. (2)	50,044	1,248,598
Casella Waste Systems Inc. Class A (2)	82,105	1,086,249
Darling International Inc. (2)	267,069	1,065,605
Duratek Inc. (2)	42,219	842,269
Layne Christensen Co. (2)	20,988	362,463
Mine Safety Appliances Co. (1)	88,970	3,446,698
Tetra Tech Inc. (1) (2)	190,907	2,409,246
TRC Companies Inc. (2)	21,279	312,801
Waste Connections Inc. (2)	198,146	6,885,574

		17,659,503

FOOD—0.56%
Arden Group Inc. Class A	2,268	160,983
Cal-Maine Foods Inc. (1)	33,783	265,534
Gold Kist Inc. (2)	18,758	298,252
Lance Inc.	6,258	100,566
MGP Ingredients Inc. (1)	30,054	250,650
Performance Food Group Co. (1) (2)	115,650	3,201,192
Provide Commerce Inc. (2)	19,139	552,734
Sanderson Farms Inc.	23,357	1,009,256
United Natural Foods Inc. (1) (2)	163,419	4,678,686
Wild Oats Markets Inc. (1) (2)	117,974	1,254,064

		11,771,917

FOREST PRODUCTS & PAPER—0.02%
Deltic Timber Corp.	7,446	291,139
Wausau-Mosinee Paper Corp.	10,940	154,692

		445,831

HAND & MACHINE TOOLS—0.50%
Baldor Electric Co.	135,821	3,505,540
Franklin Electric Co. Inc.	66,338	2,502,933

Lincoln Electric Holdings Inc. (1)	138,702	4,172,156
Regal-Beloit Corp. (1)	13,425	386,506

		10,567,135

HEALTH CARE—0.56%
Abaxis Inc. (1) (2)	73,000	646,050
ABIOMED Inc. (2)	63,842	675,448
America Service Group Inc. (1) (2)	44,458	983,856
Cyberoptics Corp. (1) (2)	31,032	387,279
FARO Technologies Inc. (2)	44,301	1,042,846
Flanders Corp. (2)	37,802	426,407
Genelabs Technologies Inc. (1) (2)	365,060	219,036
I-Flow Corp. (1) (2)	74,705	1,182,580
Microtek Medical Holdings Inc. (1) (2)	41,111	147,177
Microvision Inc. (1) (2)	77,233	450,268
Palomar Medical Technologies Inc. (1) (2)	51,528	1,389,710
Psychiatric Solutions Inc. (2)	57,071	2,625,266
Sonic Innovations Inc. (2)	84,718	472,726
ThermoGenesis Corp. (1) (2)	185,665	928,325
Urologix Inc. (1) (2)	58,972	270,681

		11,847,655

HEALTH CARE-PRODUCTS—6.04%
Adeza Biomedical Corp. (2)	8,431	102,690
Advanced Medical Optics Inc. (1) (2)	147,166	5,328,881
Advanced Neuromodulation Systems Inc. (1) (2)	82,940	2,223,621
Align Technology Inc. (2)	216,970	1,353,893
American Medical Systems Holdings Inc. (2)	208,200	3,576,876
Animas Corp. (1) (2)	15,425	311,739
Arrow International Inc.	79,095	2,716,913
ArthroCare Corp. (1) (2)	87,854	2,503,839
Aspect Medical Systems Inc. (2)	52,399	1,131,294
BioLase Technology Inc. (1)	83,150	706,775
Biosite Inc. (1) (2)	56,120	2,919,924
Bioveris Corp. (2)	63,810	336,917
Bruker BioSciences Corp. (2)	87,234	307,064
Candela Corp. (1) (2)	79,747	711,343
Cardiac Science Inc. (1) (2)	178,397	205,157
CardioDynamics International Corp. (2)	149,684	437,077
Cepheid Inc. (1) (2)	172,011	1,663,346
Closure Medical Corp. (2)	28,392	758,066
Conceptus Inc. (1) (2)	106,644	831,823
CTI Molecular Imaging Inc. (2)	128,407	2,602,810
Cyberonics Inc. (2)	74,241	3,279,225
Diagnostic Products Corp.	93,448	4,513,538
DJ Orthopedics Inc. (2)	67,077	1,680,279
Encore Medical Corp. (2)	155,214	835,051
EPIX Pharmaceuticals Inc. (1) (2)	93,989	657,923
Exactech Inc. (2)	24,889	422,366
E-Z-Em Inc.	1,849	22,040
FoxHollow Technologies Inc. (1) (2)	16,314	460,055
Haemonetics Corp. (2)	49,530	2,088,185
Hologic Inc. (2)	23,546	750,529
ICU Medical Inc. (1) (2)	43,865	1,557,208
Immucor Inc. (2)	184,503	5,570,146
Immunicon Corp. (2)	21,693	127,772
IntraLase Corp. (2)	26,604	445,351
Intuitive Surgical Inc. (2)	123,080	5,596,448
Inverness Medical Innovations Inc. (1) (2)	31,651	743,799
IVAX Diagnostics Inc. (2)	27,021	109,435
Kensey Nash Corp. (1) (2)	39,734	1,075,997
Kyphon Inc. (1) (2)	95,911	2,414,080
Laserscope (1) (2)	74,706	2,371,168
LCA-Vision Inc.	63,653	2,119,645
Lifeline Systems Inc. (2)	45,645	1,383,956
Luminex Corp. (2)	112,170	844,640
Medical Action Industries Inc. (2)	33,511	633,358
Mentor Corp. (1)	149,684	4,804,856
Merit Medical Systems Inc. (2)	97,730	1,171,783

Micro Therapeutics Inc. (2)	57,486	221,896
NuVasive Inc. (2)	27,060	349,615
Oakley Inc.	86,590	1,110,084
Occulogix Inc. (2)	19,715	166,000
OraSure Technologies Inc. (2)	165,291	1,216,542
Orthologic Corp. (2)	158,410	801,555
Orthovita Inc. (2)	192,313	653,864
Palatin Technologies Inc. (1) (2)	218,552	511,412
PolyMedica Corp.	114,592	3,639,442
Possis Medical Inc. (2)	67,021	560,966
PSS World Medical Inc. (1) (2)	278,530	3,166,886
Quidel Corp. (2)	118,900	464,899
SonoSite Inc. (1) (2)	61,280	1,592,054
Stereotaxis Inc. (2)	19,425	150,544
Steris Corp. (2)	247,302	6,244,376
SurModics Inc. (2)	58,442	1,864,884
Sybron Dental Specialties Inc. (2)	109,899	3,945,374
Symmetry Medical Inc. (2)	19,770	376,025
TECHNE Corp. (2)	135,375	5,439,368
Thoratec Corp. (1) (2)	185,301	2,264,378
TriPath Imaging Inc. (1) (2)	115,212	811,092
Ventana Medical Systems Inc. (1) (2)	112,850	4,227,361
VISX Inc. (2)	201,051	4,712,635
VNUS Medical Technologies Inc. (2)	19,823	229,550
West Pharmaceutical Services Inc.	58,506	1,398,293
Wright Medical Group Inc. (1) (2)	109,593	2,630,232
Young Innovations Inc.	19,656	720,392
Zila Inc. (1) (2)	189,994	767,576
Zoll Medical Corp. (1) (2)	24,868	560,276

		127,206,452

HEALTH CARE-SERVICES—3.32%
Amedisys Inc. (1) (2)	54,192	1,639,308
American Healthways Inc. (1) (2)	119,323	3,940,045
AMERIGROUP Corp. (2)	166,695	6,094,369
AmSurg Corp. (1) (2)	124,944	3,161,083
Apria Healthcare Group Inc. (2)	205,967	6,611,541
Beverly Enterprises Inc. (2)	403,242	4,992,136
Centene Corp. (1) (2)	167,439	5,021,496
Gentiva Health Services Inc. (2)	94,679	1,531,906
LabOne Inc. (1) (2)	70,281	2,423,289
LifePoint Hospitals Inc. (1) (2)	157,787	6,917,382
Matria Healthcare Inc. (2)	47,766	1,466,894
Molina Healthcare Inc. (2)	38,411	1,770,363
National Healthcare Corp.	22,280	762,199
Odyssey Healthcare Inc. (1) (2)	143,909	1,692,370
Option Care Inc. (1)	38,344	789,503
Pediatrix Medical Group Inc. (2)	86,087	5,904,707
Province Healthcare Co. (2)	15,697	378,141
Radiation Therapy Services Inc. (2)	13,187	250,289
RehabCare Group Inc. (1) (2)	15,970	458,499
Sierra Health Services Inc. (1) (2)	94,935	6,060,650
Specialty Laboratories Inc. (2)	18,965	181,116
Sunrise Senior Living Inc. (2)	3,476	168,934
Symbion Inc. (2)	34,272	732,393
United Surgical Partners International Inc. (1) (2)	116,043	5,311,288
VistaCare Inc. Class A (1) (2)	37,111	759,662
Wellcare Health Plans Inc. (2)	26,996	822,298

		69,841,861

HOLDING COMPANIES - DIVERSIFIED—0.08%
Resource America Inc. Class A	28,791	1,008,981
Terremark Worldwide Inc. (1) (2)	1,007,109	654,621

		1,663,602

HOME BUILDERS—1.15%
Brookfield Homes Corp.	46,098	1,945,797
Champion Enterprises Inc. (1) (2)	290,969	2,735,109
Comstock Homebuilding Companies Inc. Class A (2)	4,282	91,164

Fleetwood Enterprises Inc. (1) (2)	221,251	1,924,884
Levitt Corp. Class A	63,644	1,631,832
Meritage Homes Corp. (2)	77,830	4,585,744
Monaco Coach Corp. (1)	108,630	1,754,375
Orleans Homebuilders Inc. (1)	3,220	59,216
Palm Harbor Homes Inc. (1) (2)	17,190	279,509
Technical Olympic USA Inc.	3,881	117,206
Thor Industries Inc. (1)	147,737	4,418,814
William Lyon Homes Inc. (1) (2)	17,292	1,326,296
Winnebago Industries Inc. (1)	107,071	3,383,444

		24,253,390

HOME FURNISHINGS—0.40%
American Woodmark Corp.	9,104	330,293
Digital Theater Systems Inc. (2)	69,262	1,254,335
Ethan Allen Interiors Inc.	60,177	1,925,664
Furniture Brands International Inc. (1)	27,360	596,722
Hooker Furniture Corp.	7,367	139,163
Stanley Furniture Co. Inc. (1)	18,625	880,590
Tempur-Pedic International Inc. (1) (2)	77,503	1,446,206
TiVo Inc. (1) (2)	190,666	985,743
Universal Electronics Inc. (2)	55,877	943,204

		8,501,920

HOUSEHOLD PRODUCTS & WARES—1.01%
Blyth Inc.	28,355	902,823
Harland (John H.) Co.	100,021	3,436,722
Jarden Corp. (1) (2)	106,407	4,881,953
Lifetime Hoan Corp. (1)	29,563	457,931
Playtex Products Inc. (2)	89,081	801,729
Standard Register Co. (The)	4,236	53,374
Tupperware Corp. (1)	165,671	3,373,062
WD-40 Co.	37,746	1,226,368
Yankee Candle Co. Inc. (The) (2)	194,963	6,180,327

		21,314,289

HOUSEWARES—0.38%
Libbey Inc.	2,813	59,073
Toro Co.	90,537	8,012,525

		8,071,598

INSURANCE—0.81%
Affirmative Insurance Holdings Inc.	7,611	112,262
American Equity Investment Life Holding Co. (1)	18,263	233,584
Bristol West Holdings Inc.	49,836	772,458
Danielson Holding Corp. (2)	189,326	3,265,874
Direct General Corp. (1)	65,960	1,354,818
First Acceptance Corp. (2)	84,685	897,661
Hilb, Rogal & Hobbs Co. (1)	96,898	3,468,948
Independence Holding Co.	4,020	72,481
Infinity Property & Casualty Corp.	7,431	232,293
National Interstate Corp. (2)	1,577	26,494
Philadelphia Consolidated Holding Corp. (2)	12,865	997,423
RLI Corp.	11,539	478,292
Selective Insurance Group Inc.	6,904	319,172
State Auto Financial Corp.	28,317	753,799
Tower Group Inc.	11,669	155,664
U.S.I. Holdings Corp. (1) (2)	126,371	1,488,650
Vesta Insurance Group	110,559	392,484
Zenith National Insurance Corp. (1)	40,402	2,095,248

		17,117,605

INTERNET—5.37%
Agile Software Corp. (2)	136,111	990,888
aQuantive Inc. (1) (2)	195,727	2,166,698
Arbinet-thexchange Inc. (2)	14,459	275,444
Ariba Inc. (1) (2)	63,158	490,106
AsiaInfo Holdings Inc. (2)	59,237	297,370
@Road Inc. (2)	142,922	585,980

autobytel.com Inc. (2)	172,458	869,188
Blue Nile Inc. (1) (2)	9,203	254,463
CMGI Inc. (2)	1,843,612	3,834,713
CNET Networks Inc. (1) (2)	526,281	4,968,093
Digital Insight Corp. (2)	144,539	2,370,440
Digital River Inc. (1) (2)	139,149	4,335,883
Digitas Inc. (2)	292,321	2,952,442
DoubleClick Inc. (2)	355,523	2,737,527
Drugstore.com Inc. (1) (2)	199,569	514,888
E.piphany Inc. (2)	30,626	108,722
EarthLink Inc. (2)	491,853	4,426,677
eCollege.com Inc. (1) (2)	67,969	879,519
Entrust Inc. (2)	265,853	996,949
eResearch Technology Inc. (1) (2)	183,602	2,162,832
F5 Networks Inc. (1) (2)	151,480	7,648,225
FindWhat.com (2)	106,196	1,101,253
GSI Commerce Inc. (2)	79,713	1,078,517
Harris Interactive Inc. (1) (2)	217,433	1,002,366
InfoSpace Inc. (1) (2)	131,698	5,377,229
INTAC International Inc. (1) (2)	32,661	411,529
Interchange Corp. (1) (2)	12,875	130,488
Internet Security Systems Inc. (2)	53,264	974,731
Ipass Inc. (2)	183,253	1,121,508
j2 Global Communications Inc. (1) (2)	77,644	2,663,966
Keynote Systems Inc. (2)	35,085	416,459
Kintera Inc. (1) (2)	28,845	152,879
Lionbridge Technologies Inc. (2)	194,543	1,106,950
LookSmart Ltd. (2)	397,440	353,722
MatrixOne Inc. (2)	213,876	1,020,189
Motive Inc. (2)	16,323	163,230
Neoforma Inc. (1) (2)	6,132	48,749
Net2Phone Inc. (1) (2)	147,787	237,937
NetRatings Inc. (2)	33,722	514,261
NIC Inc. (1) (2)	130,607	622,995
1-800 CONTACTS INC. (1) (2)	29,916	624,347
1-800-FLOWERS.COM Inc. (2)	93,032	704,252
Openwave Systems Inc. (1) (2)	280,281	3,416,625
Opsware Inc. (1) (2)	244,327	1,260,727
Overstock.com Inc. (1) (2)	48,535	2,086,520
PC-Tel Inc. (2)	67,453	496,454
Phase Forward Inc. (2)	17,567	114,713
PlanetOut Inc. (2)	20,512	172,916
Portal Software Inc. (2)	132,691	321,112
Priceline.com Inc. (1) (2)	66,505	1,675,926
ProQuest Co. (1) (2)	98,688	3,567,571
RealNetworks Inc. (1) (2)	463,858	2,681,099
RightNow Technologies Inc. (1) (2)	20,745	254,334
RSA Security Inc. (2)	287,094	4,550,440
S1 Corp. (2)	290,625	2,016,938
Sapient Corp. (2)	324,895	2,386,354
Secure Computing Corp. (2)	148,415	1,271,917
SeeBeyond Technology Corp. (2)	204,453	646,071
Sohu.com Inc. (1) (2)	91,031	1,600,325
SonicWALL Inc. (2)	130,766	665,599
Stamps.com Inc. (2)	69,639	1,156,007
Stellent Inc. (1) (2)	52,936	445,192
SupportSoft Inc. (2)	151,623	800,569
Travelzoo Inc. (1) (2)	6,835	339,836
TriZetto Group Inc. (The) (2)	103,602	964,535
24/7 Real Media Inc. (2)	119,845	389,496
United Online Inc. (1) (2)	219,509	2,298,259
ValueClick Inc. (1) (2)	326,306	3,462,107
Verity Inc. (2)	14,544	137,441
Verso Technologies Inc. (1) (2)	562,415	202,469
Vignette Corp. (2)	652,001	854,121
WatchGuard Technologies Inc. (2)	79,405	256,478
WebEx Communications Inc. (1) (2)	124,435	2,686,552
webMethods Inc. (2)	164,568	901,833
Websense Inc. (1) (2)	94,666	5,093,031

WebSideStory Inc. (2)	20,268	248,283

		113,116,454

INVESTMENT COMPANIES—0.04%
Ares Capital Corp.	21,411	351,140
Gladstone Capital Corp. (1)	4,409	93,559
NGP Capital Resources Co.	30,881	496,566

		941,265

IRON & STEEL—1.24%
AK Steel Holding Corp. (2)	244,779	2,707,256
Allegheny Technologies Inc.	393,476	9,486,706
Cleveland-Cliffs Inc. (1)	50,482	3,678,623
Gibraltar Industries Inc.	36,219	794,645
Reliance Steel & Aluminum Co.	86,763	3,471,388
Ryerson Tull Inc. (1)	51,894	657,497
Schnitzer Steel Industries Inc. Class A (1)	6,148	207,372
Steel Dynamics Inc.	139,311	4,799,264
Wheeling-Pittsburgh Corp. (2)	12,912	400,918

		26,203,669

LEISURE TIME—0.33%
Ambassadors Group Inc.	32,962	1,101,590
Arctic Cat Inc.	7,844	212,259
Escalade Inc.	32,644	444,938
K2 Inc. (1) (2)	21,373	293,879
Life Time Fitness Inc. (2)	22,609	609,991
Marine Products Corp.	53,553	900,226
Multimedia Games Inc. (1) (2)	97,545	756,949
Pegasus Solutions Inc. (2)	37,128	438,853
WMS Industries Inc. (1) (2)	80,126	2,256,348

		7,015,033

LODGING—0.59%
Ameristar Casinos Inc.	30,829	1,685,730
Boyd Gaming Corp. (1)	187,941	9,801,123
MTR Gaming Group Inc. (2)	72,595	900,178

		12,387,031

MACHINERY—1.69%
Astec Industries Inc. (2)	14,975	330,199
Bucyrus International Inc. Class A	32,493	1,269,177
Cognex Corp. (1)	164,772	4,099,527
Global Power Equipment Group Inc. (2)	27,364	262,147
IDEX Corp.	106,778	4,308,492
JLG Industries Inc. (1)	63,302	1,364,158
Joy Global Inc.	163,868	5,745,212
Kadant Inc. (2)	25,540	473,767
Lindsay Manufacturing Co. (1)	43,011	820,650
Manitowoc Co. Inc. (The)	121,884	4,922,895
Middleby Corp. (The) (1)	16,031	791,931
Nordson Corp.	109,475	4,030,870
Presstek Inc. (2)	106,630	823,184
Sauer-Danfoss Inc.	6,283	142,184
Tennant Co.	3,107	120,210
Terex Corp. (2)	53,458	2,314,731
Unova Inc. (1) (2)	16,211	334,757
Wabtec Corp.	163,817	3,356,610

		35,510,701

MANUFACTURING—1.57%
Actuant Corp. Class A (1) (2)	108,516	4,874,539
Acuity Brands Inc. (1)	175,805	4,746,735
Applied Films Corp. (1) (2)	28,723	664,076
Blount International Inc. (2)	14,109	239,571
Ceradyne Inc. (1) (2)	66,744	1,493,063
CLARCOR Inc.	104,725	5,441,511
CUNO Inc. (2)	69,882	3,591,236
ESCO Technologies Inc. (1) (2)	30,136	2,421,428

Griffon Corp. (2)	7,821	167,448
Hexcel Corp. (2)	118,327	1,835,252
Jacuzzi Brands Inc. (2)	28,319	276,393
Lancaster Colony Corp.	12,842	546,427
Matthews International Corp. Class A	132,851	4,352,199
Quixote Corp.	27,641	598,980
Raven Industries Inc.	64,651	1,320,173
Sturm Ruger & Co. Inc.	83,832	580,956

		33,149,987

MEDIA—1.29%
Beasley Broadcast Group Inc. Class A (2)	22,381	397,934
Courier Corp.	10,266	538,349
Crown Media Holdings Inc. (1) (2)	33,637	303,069
Cumulus Media Inc. Class A (1) (2)	115,991	1,652,872
Emmis Communications Corp. (1) (2)	95,198	1,829,706
Entravision Communications Corp. (2)	107,820	956,363
Fisher Communications Inc. (2)	20,201	1,044,594
4Kids Entertainment Inc. (1) (2)	3,126	69,116
Hollinger International Inc.	159,076	1,733,928
Insight Communications Co. Inc. (2)	92,670	1,098,140
Journal Communications Inc. Class A	35,487	587,310
Journal Register Co. (2)	100,913	1,685,247
LodgeNet Entertainment Corp. (2)	42,368	798,213
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	20,329	459,232
Mediacom Communications Corp. (1) (2)	138,668	906,889
Nelson (Thomas) Inc.	42,077	995,121
Nexstar Broadcasting Group Inc. Class A (2)	42,915	302,551
Paxson Communications Corp. (1) (2)	123,145	84,970
Playboy Enterprises Inc. Class B (1) (2)	81,840	1,055,736
Readers Digest Association Inc. (The)	277,025	4,795,303
Regent Communications Inc. (2)	66,139	353,844
Saga Communications Inc. (2)	68,310	1,099,791
Salem Communications Corp. Class A (2)	40,200	828,120
Sinclair Broadcast Group Inc. Class A	118,578	952,181
Spanish Broadcasting System Inc. Class A (2)	152,348	1,563,090
World Wrestling Entertainment Inc.	55,252	663,024
Young Broadcasting Inc. Class A (2)	37,005	319,723

		27,074,416

METAL FABRICATE & HARDWARE—0.12%
Kaydon Corp. (1)	45,647	1,433,316
Mueller Industries Inc.	39,870	1,122,341
Penn Engineering & Manufacturing Corp.	2,563	46,262

		2,601,919

MINING—0.43%
AMCOL International Corp.	12,792	239,978
Century Aluminum Co. (1) (2)	77,575	2,347,420
Coeur d’Alene Mines Corp. (1) (2)	982,929	3,607,349
Hecla Mining Co. (2)	244,479	1,339,745
Royal Gold Inc. (1)	67,819	1,243,122
Stillwater Mining Co. (2)	34,143	336,309

		9,113,923

OFFICE & BUSINESS EQUIPMENT—0.34%
CompX International Inc.	7,493	127,231
General Binding Corp. (2)	25,092	526,932
Global Imaging Systems Inc. (2)	95,126	3,373,168
Imagistics International Inc. (2)	68,797	2,403,079
Navarre Corp. (1) (2)	91,754	729,444

		7,159,854

OFFICE FURNISHINGS—0.02%
Knoll Inc.	22,162	369,662

		369,662

OIL & GAS—4.22%
Atlas America Inc. (1) (2)	9,565	345,966

Atwood Oceanics Inc. (2)	48,591	3,233,245
Berry Petroleum Co. Class A	20,227	1,040,679
Bill Barrett Corp. (2)	20,474	591,903
Brigham Exploration Co. (1) (2)	97,054	895,808
Cabot Oil & Gas Corp.	50,823	2,802,888
Callon Petroleum Co. (2)	29,090	452,059
Cheniere Energy Inc. (1) (2)	108,916	7,026,171
Clayton Williams Energy Inc. (1) (2)	17,555	454,675
Comstock Resources Inc. (2)	125,597	3,609,658
Crosstex Energy Inc.	9,666	423,081
Delta Petroleum Corp. (1) (2)	84,233	1,224,748
Denbury Resources Inc. (2)	225,744	7,952,961
Encore Acquisition Co. (2)	7,971	329,202
Frontier Oil Corp.	109,470	3,969,382
FX Energy Inc. (1) (2)	127,526	1,458,897
Grey Wolf Inc. (2)	768,919	5,059,487
Helmerich & Payne Inc. (1)	115,232	4,573,558
KCS Energy Inc. (2)	201,619	3,096,868
Magnum Hunter Resources Inc. (2)	224,440	3,615,728
McMoRan Exploration Co. (1) (2)	39,546	794,875
Mission Resources Corp. (2)	167,190	1,183,705
Penn Virginia Corp.	75,199	3,451,634
Petroleum Development Corp. (2)	66,989	2,524,815
Plains Exploration & Production Co. (2)	61,632	2,150,957
Quicksilver Resources Inc. (1) (2)	121,862	5,938,335
Range Resources Corp.	150,288	3,510,728
Remington Oil & Gas Corp. (2)	76,614	2,414,873
Southwestern Energy Co. (2)	34,827	1,976,781
Spinnaker Exploration Co. (2)	44,354	1,575,898
Stone Energy Corp. (2)	19,711	957,363
Unit Corp. (2)	155,713	7,033,556
W&T Offshore Inc. (2)	19,734	409,678
Warren Resources Inc. (2)	25,994	278,916
Whiting Petroleum Corp. (1) (2)	60,814	2,479,995

		88,839,073

OIL & GAS SERVICES—1.63%
Cal Dive International Inc. (1) (2)	157,769	7,146,936
CARBO Ceramics Inc.	52,354	3,672,633
Gulf Island Fabrication Inc.	27,810	652,423
Hornbeck Offshore Services Inc. (2)	8,781	220,052
Hydril Co. LP (2)	43,807	2,558,767
Input/Output Inc. (1) (2)	265,055	1,709,605
Lone Star Technologies Inc. (2)	93,545	3,688,479
Matrix Service Co. (1) (2)	36,438	158,505
Maverick Tube Corp. (2)	174,717	5,680,050
Newpark Resources Inc. (2)	205,189	1,208,563
Oil States International Inc. (2)	36,754	755,295
RPC Inc.	4,828	73,337
Superior Energy Services Inc. (2)	122,302	2,103,594
Tetra Technologies Inc. (2)	92,167	2,621,229
Veritas DGC Inc. (2)	47,220	1,414,711
W-H Energy Services Inc. (2)	27,987	669,729

		34,333,908

PACKAGING & CONTAINERS—0.41%
Anchor Glass Container Corp.	20,167	45,174
Crown Holdings Inc. (2)	373,582	5,812,936
Graphic Packaging Corp. (2)	274,669	1,211,290
Silgan Holdings Inc.	24,817	1,612,609

		8,682,009

PHARMACEUTICALS—5.59%
Abgenix Inc. (1) (2)	151,901	1,063,307
Able Laboratories Inc. (1) (2)	73,932	1,734,445
Adolor Corp. (1) (2)	160,065	1,591,046
Advancis Pharmaceutical Corp. (2)	39,475	146,058
Alkermes Inc. (1) (2)	369,892	3,839,479
Antigenics Inc. (1) (2)	104,200	698,140

Array BioPharma Inc. (2)	132,342	927,717
AtheroGenics Inc. (1) (2)	82,062	1,074,192
Bentley Pharmaceuticals Inc. (2)	64,531	474,948
Biocryst Pharmaceuticals Inc. (2)	85,176	392,661
Bioenvision Inc. (2)	124,337	714,938
BioMarin Pharmaceutical Inc. (1) (2)	268,198	1,381,220
Bio-Reference Laboratories Inc. (1) (2)	34,688	482,857
Bone Care International Inc. (1) (2)	68,390	1,774,037
Bradley Pharmaceuticals Inc. (1) (2)	56,444	539,605
Caraco Pharmaceutical Laboratories Ltd. (2)	35,461	290,071
Cell Therapeutics Inc. (1) (2)	259,226	930,621
Connetics Corp. (1) (2)	129,575	3,276,952
Conor Medsystems Inc. (2)	19,473	317,215
Corcept Therapeutics Inc. (2)	17,499	79,445
Corixa Corp. (1) (2)	247,463	759,711
Cubist Pharmaceuticals Inc. (1) (2)	160,705	1,706,687
CV Therapeutics Inc. (1) (2)	148,448	3,022,401
Cypress Bioscience Inc. (2)	122,506	1,119,705
Dendreon Corp. (1) (2)	240,375	1,310,044
Depomed Inc. (2)	92,424	364,151
Discovery Laboratories Inc. (1) (2)	211,142	1,188,729
DOV Pharmaceutical Inc. (2)	60,082	821,922
Durect Corp. (1) (2)	126,436	460,227
DUSA Pharmaceuticals Inc. (2)	61,952	540,841
Dyax Corp. (2)	109,435	352,381
Dynavax Technologies Corp. (2)	24,822	115,919
First Horizon Pharmaceutical Corp. (1) (2)	100,102	1,689,722
Genta Inc. (2)	279,339	315,653
Guilford Pharmaceuticals Inc. (1) (2)	105,090	241,707
HealthExtras Inc. (1) (2)	77,120	1,284,048
Hollis-Eden Pharmaceuticals Inc. (1) (2)	57,028	401,762
Idenix Pharmaceuticals Inc. (1) (2)	20,912	415,103
Impax Laboratories Inc. (1) (2)	200,676	3,210,816
Indevus Pharmaceuticals Inc. (1) (2)	156,771	435,823
InKine Pharmaceutical Co. Inc. (2)	202,554	627,917
Inspire Pharmaceuticals Inc. (1) (2)	171,562	1,399,946
Isis Pharmaceuticals Inc. (2)	217,432	841,462
Isolagen Inc. (1) (2)	84,759	533,134
ISTA Pharmaceuticals Inc. (2)	43,630	431,064
Kos Pharmaceuticals Inc. (1) (2)	49,135	2,047,947
K-V Pharmaceutical Co. Class A (1) (2)	147,246	3,416,107
Lannett Co. Inc. (1) (2)	28,973	182,530
Ligand Pharmaceuticals Inc. Class B (1) (2)	307,678	1,762,995
Mannatech Inc. (1)	58,877	1,151,045
MannKind Corp. (1) (2)	47,219	671,926
Marshall Edwards Inc. (1) (2)	30,158	251,518
Medarex Inc. (2)	140,933	1,004,852
Medicines Co. (The) (1) (2)	196,835	4,460,281
Nabi Biopharmaceuticals (2)	237,311	2,961,641
Nature’s Sunshine Products Inc.	10,780	185,093
NeighborCare Inc. (2)	156,554	4,579,205
NeoPharm Inc. (1) (2)	71,041	551,989
NitroMed Inc. (1) (2)	38,521	666,799
Northfield Laboratories Inc. (1) (2)	97,464	1,096,470
Noven Pharmaceuticals Inc. (1) (2)	96,349	1,634,079
NPS Pharmaceuticals Inc. (1) (2)	153,557	1,937,889
Nutraceutical International Corp. (2)	32,704	518,685
Nuvelo Inc. (2)	149,375	970,937
Onyx Pharmaceuticals Inc. (1) (2)	143,042	4,484,367
Pain Therapeutics Inc. (2)	132,423	672,709
Par Pharmaceutical Companies Inc. (1) (2)	141,309	4,725,373
Penwest Pharmaceuticals Co. (1) (2)	80,174	990,951
Perrigo Co.	75,978	1,454,979
PetMed Express Inc. (2)	42,224	312,880
Pharmacyclics Inc. (1) (2)	82,326	661,078
Pharmion Corp. (1) (2)	61,254	1,776,366
Pharmos Corp. (2)	392,712	247,409
POZEN Inc. (2)	100,604	524,147
Prestige Brands Holdings Inc. (2)	48,770	860,791

Priority Healthcare Corp. Class B (2)	117,988	2,552,080
Progenics Pharmaceuticals Inc. (1) (2)	49,393	830,296
Renovis Inc. (1) (2)	22,988	185,513
Rigel Pharmaceuticals Inc. (1) (2)	44,901	720,212
Salix Pharmaceuticals Ltd. (1) (2)	148,455	2,448,023
Santarus Inc. (1) (2)	34,258	166,494
SciClone Pharmaceuticals Inc. (1) (2)	185,008	525,423
Star Scientific Inc. (1) (2)	120,877	639,439
Tanox Inc. (2)	98,621	946,762
Threshold Pharmaceuticals Inc. (2)	12,002	71,892
Trimeris Inc. (1) (2)	65,309	735,379
United Therapeutics Inc. (1) (2)	80,743	3,689,551
USANA Health Sciences Inc. (1) (2)	43,317	2,048,894
Valeant Pharmaceuticals International (1)	280,979	6,327,647
ViaCell Inc. (2)	18,242	137,545
Vicuron Pharmaceuticals Inc. (2)	102,553	1,616,235
Vion Pharmaceuticals Inc. (2)	255,438	727,998
Zymogenetics Inc. (2)	79,957	1,220,144

		117,672,394

REAL ESTATE—0.25%
Bluegreen Corp. (2)	22,175	284,949
CB Richard Ellis Group Inc. Class A (2)	62,607	2,190,619
Consolidated-Tomoka Land Co.	23,405	1,339,468
HouseValues Inc. (2)	4,685	58,937
Jones Lang LaSalle Inc. (2)	30,486	1,422,172
ZipRealty Inc. (2)	1,227	17,288

		5,313,433

REAL ESTATE INVESTMENT TRUSTS—1.39%
Aames Investment Corp.	10,895	89,339
Alexander’s Inc. (1) (2)	7,862	1,898,673
Alexandria Real Estate Equities Inc.	9,962	641,354
American Campus Communities Inc.	3,710	77,910
American Home Mortgage Investment Corp.	62,385	1,786,706
Bimini Mortgage Management Inc. Class A	6,198	85,842
BioMed Realty Trust Inc.	9,186	189,232
Cousins Properties Inc.	57,004	1,474,693
Digital Realty Trust Inc.	6,111	87,815
ECC Capital Corp. (2)	9,473	56,838
Education Realty Trust Inc. (2)	3,055	50,805
Equity Lifestyle Properties Inc.	41,014	1,445,744
Equity One Inc.	82,216	1,692,827
Essex Property Trust Inc.	20,376	1,407,982
Extra Space Storage Inc.	6,346	85,671
Fieldstone Investment Corp. (2)	9,200	133,584
Getty Realty Corp.	8,920	227,906
Glimcher Realty Trust (1)	54,878	1,300,609
Global Signal Inc.	2,790	83,588
GMH Communities Trust	8,530	99,886
Gramercy Capital Corp.	2,697	52,592
HomeBanc Corp.	13,299	117,563
Kite Realty Group Trust	5,447	78,437
MortgageIT Holdings Inc.	46,134	735,837
New Century Financial Corp. (1)	149,295	6,989,992
Novastar Financial Inc. (1)	13,162	473,964
Saxon Capital Inc.	14,305	246,046
Spirit Finance Corp. (2)	12,130	131,732
Strategic Hotel Capital Inc.	5,954	87,524
Sunstone Hotel Investors Inc.	6,527	140,004
Tanger Factory Outlet Centers Inc.	34,552	760,144
Taubman Centers Inc.	96,104	2,665,925
Town & Country Trust (The) (1)	71,847	1,900,353
U-Store-It Trust	7,663	133,336
Washington Real Estate Investment Trust	64,778	1,862,368

		29,292,821

RETAIL—7.47%
AC Moore Arts & Crafts Inc. (1) (2)	56,650	1,510,289

Aeropostale Inc. (2)	228,852	7,494,903
America’s Car-Mart Inc. (2)	23,339	818,265
Bebe Stores Inc. (1)	37,477	1,272,344
Big 5 Sporting Goods Corp.	83,719	2,067,859
BJ’s Restaurants Inc. (1) (2)	44,380	860,528
Bombay Co. Inc. (The) (1) (2)	77,642	411,503
Bon-Ton Stores Inc. (The)	8,854	160,169
Brookstone Inc. (2)	82,639	1,340,405
Buffalo Wild Wings Inc. (2)	23,538	890,443
Build-A-Bear Workshop Inc. (1) (2)	21,229	650,669
Cache Inc. (2)	39,573	536,214
California Pizza Kitchen Inc. (1) (2)	63,935	1,498,636
Casey’s General Store Inc.	97,525	1,752,524
Cash America International Inc.	73,749	1,617,316
Casual Male Retail Group Inc. (1) (2)	118,532	769,273
CBRL Group Inc.	33,539	1,385,161
CEC Entertainment Inc. (2)	154,186	5,643,208
Charlotte Russe Holding Inc. (1) (2)	48,501	626,633
Children’s Place Retail Stores Inc. (The) (2)	69,837	3,334,717
Christopher & Banks Corp. (1)	155,200	2,731,520
CKE Restaurants Inc. (1) (2)	213,414	3,382,612
Coldwater Creek Inc. (1) (2)	135,791	2,509,418
Conn’s Inc. (2)	23,022	432,814
Cosi Inc. (2)	84,429	574,117
Cost Plus Inc. (1) (2)	90,203	2,424,657
CSK Auto Corp. (2)	167,828	2,962,164
Design Within Reach Inc. (2)	10,240	161,126
Dick’s Sporting Goods Inc. (1) (2)	124,336	4,566,861
Domino’s Pizza Inc.	60,284	1,126,708
Dress Barn Inc. (2)	42,478	773,949
Electronics Boutique Holdings Corp. (1) (2)	37,417	1,607,808
Finish Line Inc. (The)	140,031	3,241,718
Fred’s Inc. (1)	161,643	2,775,410
GameStop Corp. Class B (2)	30,912	689,338
Gander Mountain Co. (1) (2)	25,363	332,255
Genesco Inc. (1) (2)	35,573	1,010,985
Goody’s Family Clothing Inc.	5,895	53,232
Guitar Center Inc. (1) (2)	104,964	5,755,176
Hibbet Sporting Goods Inc. (2)	96,449	2,897,328
Hollywood Entertainment Corp. (2)	73,545	968,588
Hot Topic Inc. (1) (2)	187,792	4,103,255
Insight Enterprises Inc. (2)	61,879	1,086,595
Jill (J.) Group Inc. (The) (2)	73,810	1,015,626
Joseph A. Bank Clothiers Inc. (1) (2)	42,538	1,246,363
Kenneth Cole Productions Inc. Class A	34,861	1,015,850
Kirkland’s Inc. (2)	37,692	416,874
Krispy Kreme Doughnuts Inc. (1) (2)	226,299	1,726,661
Linens ‘n Things Inc. (2)	33,338	827,783
MarineMax Inc. (2)	4,171	130,052
Men’s Wearhouse Inc. (The) (2)	9,225	389,387
Movie Gallery Inc. (1)	15,802	453,201
New York & Co. Inc. (2)	23,942	480,516
99 Cents Only Stores (1) (2)	202,010	2,660,472
Nu Skin Enterprises Inc. Class A (1)	170,598	3,840,161
O’Charley’s Inc. (1) (2)	11,003	239,205
P.F. Chang’s China Bistro Inc. (1) (2)	105,595	6,314,581
Panera Bread Co. Class A (1) (2)	117,167	6,623,451
Pantry Inc. (The) (2)	34,059	1,054,807
Papa John’s International Inc. (1) (2)	21,540	747,869
Party City Corp. (2)	47,064	689,017
PC Mall Inc. (2)	34,194	424,689
Pep Boys-Manny, Moe & Jack Inc. (1)	224,379	3,944,583
Rare Hospitality International Inc. (2)	140,240	4,330,611
Red Robin Gourmet Burgers Inc. (1) (2)	49,392	2,514,547
Restoration Hardware Inc. (2)	109,129	622,035
Retail Ventures Inc. (2)	22,354	203,645
Rush Enterprises Inc. Class B (2)	31,926	538,272
School Specialty Inc. (1) (2)	23,639	925,703
Select Comfort Corp. (1) (2)	150,190	3,069,884

Sharper Image Corp. (1) (2)	48,939	812,877
Shoe Carnival Inc. (2)	12,524	219,170
Smart & Final Inc. (2)	3,515	42,742
Sonic Corp. (2)	245,103	8,186,438
Sports Authority Inc. (The) (1) (2)	38,396	1,055,890
Steak n Shake Co. (The) (2)	88,088	1,704,503
Stein Mart Inc. (2)	102,040	2,295,900
Texas Roadhouse Inc. Class A (2)	26,082	732,383
Tractor Supply Co. (2)	128,380	5,603,787
Triarc Companies Inc. Class B (1)	116,419	1,610,075
Tuesday Morning Corp. (1) (2)	106,331	3,069,776
West Marine Inc. (1) (2)	50,238	1,068,060
World Fuel Services Corp.	92,486	2,913,309
Zale Corp. (2)	26,667	792,543

		157,361,991

SAVINGS & LOANS—0.59%
Abington Community Bancorp Inc. (2)	12,119	156,214
Atlantic Coast Federal Corp. (2)	5,526	68,854
BankAtlantic Bancorp Inc. Class A	18,364	319,534
Berkshire Hills Bancorp Inc.	1,460	49,275
BFC Financial Corp. Class A (2)	37,005	349,697
Charter Financial Corp. (1)	16,285	543,430
Clifton Savings Bancorp Inc.	14,921	167,115
Commercial Capital Bancorp Inc.	91,919	1,870,552
Fidelity Bankshares Inc.	24,668	566,871
First Financial Holdings Inc.	46,971	1,304,854
Flagstar Bancorp Inc. (1)	106,916	2,090,208
Harbor Florida Bancshares Inc.	17,032	580,791
Home Federal Bancorp Inc. (2)	2,822	34,287
Kearny Financial Corp. (2)	12,779	142,102
NASB Financial Inc.	12,067	477,853
Ocwen Financial Corp. (1) (2)	153,526	1,238,955
PFF Bancorp Inc.	15,718	433,817
Provident Bancorp Inc.	147,909	1,810,406
Westfield Financial Inc.	8,055	201,375

		12,406,190

SEMICONDUCTORS—4.80%
Actel Corp. (2)	91,844	1,412,561
AMIS Holdings Inc. (2)	128,626	1,452,188
Asyst Technologies Inc. (2)	195,873	938,232
ATMI Inc. (1) (2)	128,729	3,223,374
August Technology Corp. (1) (2)	74,430	872,320
Axcelis Technologies Inc. (2)	327,922	2,393,831
Brooks Automation Inc. (1) (2)	183,795	2,790,008
California Micro Devices Corp. (2)	88,341	446,122
Cirrus Logic Inc. (2)	347,853	1,572,296
Credence Systems Corp. (1) (2)	350,236	2,770,367
Diodes Inc. (2)	30,557	829,011
DSP Group Inc. (2)	120,262	3,097,949
DuPont Photomasks Inc. (1) (2)	32,319	861,948
Emulex Corp. (2)	86,702	1,633,466
Entegris Inc. (2)	160,918	1,591,479
ESS Technology Inc. (2)	123,449	650,576
Exar Corp. (2)	51,982	696,559
FormFactor Inc. (1) (2)	114,528	2,592,914
Genesis Microchip Inc. (1) (2)	68,374	988,004
Helix Technology Corp. (1)	107,697	1,666,073
Integrated Device Technology Inc. (2)	347,542	4,180,930
Integrated Silicon Solution Inc. (1) (2)	21,381	143,253
IXYS Corp. (2)	73,840	844,730
Kopin Corp. (2)	291,983	896,388
Kulicke & Soffa Industries Inc. (1) (2)	209,498	1,317,742
Lattice Semiconductor Corp. (2)	222,859	1,196,753
Leadis Technology Inc. (2)	21,114	126,262
LTX Corp. (1) (2)	251,343	1,115,963
Mattson Technology Inc. (1) (2)	164,466	1,305,860
Micrel Inc. (2)	282,106	2,601,017

Microsemi Corp. (1) (2)	245,390	3,997,403
Microtune Inc. (1) (2)	181,700	783,127
Mindspeed Technologies Inc. (1) (2)	416,227	928,186
MKS Instruments Inc. (2)	111,265	1,766,888
Monolithic Power Systems Inc. (2)	19,975	176,379
Monolithic System Technology Inc. (2)	92,285	539,867
Mykrolis Corp. (2)	170,054	2,431,772
OmniVision Technologies Inc. (1) (2)	229,495	3,476,849
ON Semiconductor Corp. (2)	471,045	1,860,628
Pericom Semiconductor Corp. (2)	57,144	489,724
Photronics Inc. (1) (2)	43,240	782,644
Pixelworks Inc. (2)	168,587	1,373,984
PortalPlayer Inc. (1) (2)	22,188	506,552
Power Integrations Inc. (1) (2)	113,828	2,377,867
Rudolph Technologies Inc. (2)	49,769	749,521
Semitool Inc. (1) (2)	67,543	688,939
SigmaTel Inc. (2)	101,477	3,798,284
Silicon Image Inc. (2)	316,840	3,187,410
Siliconix Inc. (2)	24,578	867,112
Sipex Corp. (2)	81,035	188,001
SiRF Technology Holdings Inc. (2)	39,691	442,952
Skyworks Solutions Inc. (1) (2)	572,834	3,637,496
Staktek Holdings Inc. (2)	41,560	164,578
Standard Microsystems Corp. (2)	35,414	614,787
Supertex Inc. (2)	35,352	647,295
Tessera Technologies Inc. (2)	105,583	4,564,353
Transmeta Corp. (1) (2)	669,091	622,255
Tripath Technology Inc. (1) (2)	163,928	145,896
TriQuint Semiconductor Inc. (2)	332,720	1,124,594
Ultratech Inc. (1) (2)	74,866	1,093,044
Varian Semiconductor Equipment Associates Inc. (2)	149,836	5,695,266
Veeco Instruments Inc. (1) (2)	96,393	1,450,715
Vitesse Semiconductor Corp. (1) (2)	894,564	2,397,432
Volterra Semiconductor Corp. (2)	15,941	215,204
Zoran Corp. (2)	96,582	999,624

		100,994,804

SOFTWARE—5.95%
Actuate Corp. (2)	216,820	520,368
Advent Software Inc. (2)	98,083	1,783,149
Allscripts Healthcare Solutions Inc. (1) (2)	70,504	1,008,207
Altiris Inc. (1) (2)	85,633	2,042,347
American Reprographics Co. (2)	31,337	449,686
ANSYS Inc. (2)	111,597	3,817,733
Ascential Software Corp. (2)	65,244	1,208,971
Aspen Technology Inc. (1) (2)	172,667	980,749
Atari Inc. (2)	13,369	42,246
AuthentiDate Holding Corp. (1) (2)	120,832	482,120
Blackbaud Inc.	26,668	336,017
Blackboard Inc. (1) (2)	21,840	380,890
Borland Software Corp. (2)	144,810	1,175,857
CallWave Inc. (2)	13,551	79,951
Captaris Inc. (2)	82,844	335,518
CCC Information Services Group Inc. (2)	28,819	658,514
Cerner Corp. (1) (2)	117,387	6,163,991
Chordiant Software Inc. (2)	299,440	500,065
Computer Programs & Systems Inc.	26,643	748,135
Concord Communications Inc. (2)	75,471	763,767
Concur Technologies Inc. (2)	109,426	888,539
Corillian Corp. (2)	134,394	467,691
CSG Systems International Inc. (2)	145,990	2,378,177
Dendrite International Inc. (2)	148,871	2,090,149
Digi International Inc. (2)	68,307	937,172
Eclipsys Corp. (2)	150,409	2,328,331
Emageon Inc. (2)	12,764	229,241
Embarcadero Technologies Inc. (2)	88,712	584,612
Epicor Software Corp. (1) (2)	171,449	2,245,982
FalconStor Software Inc. (1) (2)	109,415	653,208
FileNET Corp. (2)	170,544	3,884,992

Hyperion Solutions Corp. (2)	161,037	7,103,342
IDX Systems Corp. (1) (2)	85,506	2,969,623
Infocrossing Inc. (1) (2)	69,662	1,103,446
Informatica Corp. (2)	353,465	2,923,156
infoUSA Inc.	130,973	1,376,526
InPhonic Inc. (1) (2)	23,803	540,685
Inter-Tel Inc.	84,813	2,077,919
InterVideo Inc. (2)	31,166	342,826
iVillage Inc. (2)	130,062	792,078
JDA Software Group Inc. (2)	11,591	162,738
Jupitermedia Corp. (1) (2)	70,836	1,098,666
Keane Inc. (1) (2)	127,616	1,662,836
Lawson Software Inc. (2)	33,994	200,565
ManTech International Corp. Class A (2)	44,039	1,015,980
Manugistics Group Inc. (2)	100,644	169,082
MAPICS Inc. (2)	104,750	1,333,468
MapInfo Corp. (2)	15,380	185,175
Micromuse Inc. (2)	322,660	1,461,650
MicroStrategy Inc. Class A (2)	49,447	2,683,489
Midway Games Inc. (1) (2)	169,390	1,737,941
MRO Software Inc. (2)	11,379	159,647
NDCHealth Corp. (1)	42,829	684,407
Omnicell Inc. (1) (2)	91,033	656,348
Open Solutions Inc. (1) (2)	54,484	1,080,418
OPNET Technologies Inc. (2)	49,765	416,035
Packeteer Inc. (2)	135,569	2,086,407
PalmSource Inc. (1) (2)	61,211	553,347
Parametric Technology Corp. (2)	590,381	3,300,230
PDF Solutions Inc. (1) (2)	60,891	852,474
Pegasystems Inc. (2)	40,493	217,852
Per-Se Technologies Inc. (1) (2)	93,493	1,435,118
Pinnacle Systems Inc. (2)	152,224	850,932
PLATO Learning Inc. (2)	60,456	471,557
Progress Software Corp. (2)	121,777	3,192,993
QAD Inc.	53,046	438,690
Quality Systems Inc.	27,836	1,178,576
Quest Software Inc. (2)	205,406	2,842,819
Renaissance Learning Inc.	32,127	550,014
Retek Inc. (2)	230,160	2,582,395
Safeguard Scientifics Inc. (2)	205,684	292,071
Salesforce.com Inc. (2)	38,566	578,104
ScanSoft Inc. (1) (2)	263,136	978,866
Schawk Inc.	44,730	816,323
SeaChange International Inc. (1) (2)	102,072	1,321,832
SERENA Software Inc. (1) (2)	103,557	2,460,514
SPSS Inc. (2)	55,027	956,920
SS&C Technologies Inc.	56,001	1,276,823
Take-Two Interactive Software Inc. (1) (2)	151,715	5,932,057
THQ Inc. (1) (2)	70,672	1,988,710
TradeStation Group Inc. (1) (2)	79,086	477,679
Transaction Systems Architects Inc. Class A (2)	163,267	3,779,631
Trident Microsystems Inc. (1) (2)	77,755	1,374,708
Ulticom Inc. (2)	30,409	338,452
Verint Systems Inc. (1) (2)	48,191	1,683,794
Wind River Systems Inc. (2)	293,090	4,419,797
Witness Systems Inc. (2)	96,000	1,684,800
Zix Corp. (1) (2)	86,444	323,301

		125,342,207

STORAGE & WAREHOUSING—0.06%
Mobile Mini Inc. (1) (2)	30,961	1,251,134

		1,251,134

TELECOMMUNICATION EQUIPMENT—0.12%
Carrier Access Corp. (2)	83,797	499,430
NMS Communications Corp. (2)	194,099	832,685
Novatel Wireless Inc. (2)	76,033	817,355
WJ Communications Inc. (2)	129,377	307,917

		2,457,387

TELECOMMUNICATIONS—3.59%
Aeroflex Inc. (2)	257,599	2,403,399
Airspan Networks Inc. (2)	127,549	651,775
Alamosa Holdings Inc. (2)	342,353	3,995,260
Anaren Inc. (2)	51,787	628,176
Anixter International Inc. (2)	57,843	2,091,024
Applied Signal Technology Inc.	41,012	939,175
Arris Group Inc. (2)	284,999	1,969,343
Aspect Communications Corp. (2)	167,650	1,745,237
Atheros Communications Inc. (2)	38,025	390,517
Audiovox Corp. Class A (2)	37,799	481,559
Avanex Corp. (1) (2)	332,879	432,743
Boston Communications Group Inc. (1) (2)	44,849	319,325
C-COR Inc. (2)	121,361	737,875
Commonwealth Telephone Enterprises Inc. (2)	44,788	2,111,306
CommScope Inc. (1) (2)	138,695	2,074,877
Comtech Telecommunications Corp. (2)	43,533	2,268,069
Ditech Communications Corp. (2)	117,812	1,469,116
Dobson Communications Corp. Class A (1) (2)	254,066	513,213
EMS Technologies Inc. (2)	35,444	482,038
Enterasys Networks Inc. (2)	491,608	688,251
Extreme Networks Inc. (2)	327,338	1,928,021
FairPoint Communications Inc.	28,730	430,088
Finisar Corp. (1) (2)	615,270	769,088
Golden Telecom Inc. (1)	34,837	891,827
Harmonic Inc. (2)	296,167	2,831,357
Hypercom Corp. (2)	144,274	682,416
InterDigital Communications Corp. (2)	229,161	3,510,747
Intrado Inc. (2)	72,227	888,392
Iowa Telecommunications Services Inc.	30,814	600,873
ITC DeltaCom Inc. (2)	32,938	26,021
Ixia (2)	113,650	2,021,834
JAMDAT Mobile Inc. (2)	21,333	367,781
KVH Industries Inc. (1) (2)	59,752	544,341
MRV Communications Inc. (1) (2)	37,520	121,190
NETGEAR Inc. (1) (2)	89,182	1,345,756
Network Equipment Technologies Inc. (2)	75,134	423,004
Newport Corp. (1) (2)	83,680	1,212,523
North Pittsburgh Systems Inc.	62,287	1,231,103
Oplink Communications Inc. (2)	245,054	384,735
Optical Communication Products Inc. (2)	38,600	67,164
Powerwave Technologies Inc. (1) (2)	198,958	1,539,935
Premiere Global Services Inc. (2)	259,883	2,941,876
REMEC Inc. (1) (2)	152,487	805,131
RF Micro Devices Inc. (1) (2)	766,738	4,002,372
SafeNet Inc. (1) (2)	48,159	1,411,540
SBA Communications Corp. (2)	192,363	1,762,045
Shenandoah Telecommunications Co.	1,578	48,918
SpectraLink Corp.	79,695	1,125,293
Stratex Networks Inc. (1) (2)	395,061	726,912
SureWest Communications (1)	49,657	1,145,090
Symmetricom Inc. (2)	156,067	1,730,783
Syniverse Holdings Inc. (2)	39,989	551,848
Tekelec (1) (2)	204,650	3,262,121
Terayon Communication Systems Inc. (2)	276,671	852,147
UbiquiTel Inc. (1) (2)	289,973	1,942,819
USA Mobility Inc. (2)	27,008	875,059
Valor Communications Group Inc.	14,381	208,093
Viasat Inc. (2)	85,803	1,603,658
Westell Technologies Inc. Class A (2)	203,893	1,123,450
Wireless Facilities Inc. (1) (2)	195,172	1,219,825

		75,549,454

TOYS, GAMES & HOBBIES—0.12%
LeapFrog Enterprises Inc. (1) (2)	107,261	1,217,412
RC2 Corp. (2)	37,551	1,276,734
Topps Co. (The)	10,777	99,256

		2,593,402

TRANSPORTATION—1.87%
Arkansas Best Corp.	62,578	2,364,197
Central Freight Lines Inc. (2)	33,786	120,278
EGL Inc. (2)	147,470	3,362,316
Florida East Coast Industries Inc.	5,829	247,616
Forward Air Corp.	88,758	3,779,316
Genesee & Wyoming Inc. Class A (2)	5,578	144,526
GulfMark Offshore Inc. (2)	32,183	833,862
Heartland Express Inc.	168,618	3,229,035
Hub Group Inc. Class A (2)	22,927	1,436,835
Kansas City Southern Industries Inc. (1) (2)	129,437	2,492,957
Kirby Corp. (2)	44,616	1,875,210
Knight Transportation Inc.	151,074	3,726,996
Landstar System Inc. (2)	230,601	7,552,183
Marten Transport Ltd. (2)	4,166	88,861
Old Dominion Freight Line Inc. (2)	67,957	2,116,861
Pacer International Inc. (2)	80,420	1,921,234
Quality Distribution Inc. (2)	17,860	193,781
RailAmerica Inc. (2)	35,032	437,199
SCS Transportation Inc. (2)	41,650	774,274
Swift Transportation Co. Inc. (1) (2)	42,804	947,681
U.S. Xpress Enterprises Inc. Class A (2)	11,373	185,949
Universal Truckload Services Inc. (2)	7,685	162,154
Werner Enterprises Inc.	73,679	1,431,583

		39,424,904

TRUCKING & LEASING—0.03%
AMERCO	15,509	718,067

		718,067
WATER—0.01%
Middlesex Water Co.	7,395	134,219

		134,219

TOTAL COMMON STOCKS (Cost: $2,040,747,848)		2,104,260,742

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—30.73%

COMMERCIAL PAPER(3)—7.41%
Amstel Funding Corp.
2.95%, 08/19/05	$1,163,274	1,149,928
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	19,766,639	19,744,908
ANZ National Bank Ltd.
2.94%, 08/15/05	1,399,309	1,383,794
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	2,378,825	2,375,051
Cantabric Finance LLC
2.80%, 04/29/05	1,511,254	1,507,963
Chariot Funding LLC
2.70%, 04/06/05	755,627	755,344
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	2,826,604	2,824,202
Corporate Asset Funding
2.75%, 05/05/05	1,959,033	1,953,945
CRC Funding LLC
2.74%, 04/28/05	1,399,309	1,396,433
DEPFA Bank PLC
2.28%, 05/03/05	1,399,309	1,396,479
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	9,515,301	9,469,770

Fairway Finance LLC
3.15%, 09/15/05	2,489,511	2,453,133
Falcon Asset Securitization Corp.
2.75%, 04/14/05	1,119,447	1,118,338
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	3,470,286	3,463,386
Fortis Funding LLC
2.35%, 05/09/05	3,918,065	3,908,346
General Electric Capital Corp.
2.74%, 07/07/05	1,399,309	1,388,978
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	7,955,240	7,940,044
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	8,395,854	8,292,600
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	21,625,145	21,597,859
Kitty Hawk Funding Corp.
2.75%, 04/15/05	3,902,253	3,898,080
Liberty Street Funding Corp.
2.80%, 04/20/05	1,402,975	1,400,902
Moat Funding LLC
2.74%, 05/02/05	1,959,033	1,954,410
Mortgage Interest Networking Trust
2.77%, 04/13/05	2,322,853	2,320,708
New Center Asset Trust
2.80%, 04/15/05	2,798,618	2,795,571
Nordea North America Inc.
2.74%, 07/11/05	1,399,309	1,388,552
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	3,192,244	3,188,285
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	9,010,710	8,997,811
Polonius Inc.
2.82%, 04/28/05	2,322,853	2,317,940
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	2,410,282	2,407,855
Ranger Funding Co. LLC
2.75%, 04/14/05	4,197,927	4,193,766
Santander Central Hispano
2.75%, 07/08/05	3,498,273	3,472,132
Scaldis Capital LLC
2.75%, 07/08/05	700,438	695,195
Societe Generale
2.75%, 05/03/05	2,518,756	2,512,599
Sydney Capital Corp.
2.75%, 04/12/05	4,885,547	4,881,442
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	2,434,798	2,431,200
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	2,438,548	2,436,063
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	1,825,063	1,823,250
Tulip Funding Corp.
2.71%, 04/08/05	2,314,317	2,313,098
Variable Funding Capital Corp.
2.80%, 04/20/05	2,154,936	2,151,751
Yorktown Capital LLC
2.80%, 04/20/05	4,393,830	4,387,338

		156,088,449

FLOATING RATE NOTES(3)—10.54%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	1,287,364	1,287,403
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	9,795,163	9,796,755
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	1,819,102	1,818,688
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	9,095,509	9,096,230

BMW US Capital LLC
2.82%, 04/18/06 (4)	2,798,618	2,798,618
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	9,515,301	9,513,683
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	8,395,854	8,395,519
Commodore CDO Ltd.
3.08%, 12/12/05	699,655	699,655
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	8,395,854	8,394,755
DEPFA Bank PLC
2.99%, 12/15/05	2,798,618	2,798,618
Dorada Finance Inc.
2.66%, 07/29/05 (4)	2,322,853	2,322,625
Fairway Finance LLC
2.80%, 06/20/05	1,399,309	1,399,278
Fifth Third Bancorp
2.81%, 02/23/06 (4)	5,597,236	5,597,236
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	3,638,203	3,638,352
General Electric Capital Corp.
2.86%, 03/09/06	1,259,378	1,260,982
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	1,021,850	1,021,850
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	1,819,102	1,819,102
Hartford Life Global Funding Trust
2.80%, 02/15/06	2,798,618	2,798,618
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	8,395,854	8,395,854
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	12,593,781	12,593,969
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	2,938,549	2,938,550
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	11,474,334	11,476,906
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	5,597,236	5,597,236
Marshall & Ilsley Corp.
2.95%, 02/20/06	2,798,618	2,801,594
MetLife Funding Inc.
2.74%, 03/06/06 (4)	4,197,927	4,197,927
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	6,996,545	6,996,140
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	10,354,887	10,356,854
Norddeutsche Landesbank
2.63%, 07/27/05	2,798,618	2,798,302
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	8,395,854	8,395,854
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	9,935,082	9,935,082
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	1,539,240	1,538,934
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	14,272,952	14,273,510
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	8,611,348	8,611,066
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	8,395,854	8,395,854
Wells Fargo & Co.
2.78%, 03/15/06 (4)	1,399,309	1,399,495
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	9,795,163	9,794,426
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	14,105,035	14,104,090
Winston Funding Ltd.
2.75%, 04/25/05 (4)	1,998,213	1,998,213

World Savings Bank
2.71%, 09/09/05	979,516	979,473

		222,037,296

MONEY MARKET FUNDS—0.65%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	11,194,472	11,194,472
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	835,514	835,514
BlackRock Temp Cash Money Market Fund (3)	521,921	521,921
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	1,173,122	1,173,122

		13,725,029

REPURCHASE AGREEMENTS(3)—7.58%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $61,574,545 and effective yields of 2.89% - 2.90%. (6)	$51,569,597	61,569,597
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $55,976,854 and an effective yield of 2.89%. (6)	55,972,361	55,972,361
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $41,982,640 and an effective yield of 2.89%. (6)	41,979,270	41,979,270

		159,521,228

TIME DEPOSITS(3)—4.19%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,959,033	1,959,027
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	2,798,618	2,798,618
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	3,918,065	3,918,065
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	3,638,203	3,638,204
First Tennessee Bank
2.77%, 04/15/05	1,399,309	1,399,309
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	3,470,286	3,470,287
Natexis Banques
2.98%, 08/18/05	2,798,618	2,798,618
Norddeutsche Landesbank
2.11%, 06/07/05	2,798,618	2,798,516
Rabobank Nederland NV NY
2.84%, 04/01/05	20,592,371	20,592,371
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	6,856,614	6,856,615
SunTrust Bank
2.68%, 05/03/05	2,798,618	2,798,375
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	9,515,301	9,515,015
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	5,037,512	5,037,496
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	13,853,159	13,853,159
Wells Fargo Bank N.A.
2.79%, 04/15/05	2,798,618	2,798,607
World Savings Bank
2.75%, 05/03/05	3,918,065	3,918,065

		88,150,347

U.S. GOVERNMENT AGENCY NOTES(3)—0.36%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	3,354,228	3,349,678

Federal National Mortgage Association
2.33%, 07/22/05	4,197,927	4,167,562

		7,517,240

TOTAL SHORT-TERM INVESTMENTS (Cost: $647,039,589)		647,039,589

TOTAL INVESTMENTS IN SECURITIES — 130.66% (Cost: $2,687,787,437)		2,751,300,331
Other Assets, Less Liabilities — (30.66%)		(645,567,571)

NET ASSETS — 100.00%		$2,105,732,760

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.82%

ADVERTISING—0.40%
ADVO Inc.	22,279	$834,349
Catalina Marketing Corp.	77,122	1,997,460
Donnelley (R.H.) Corp. (1)	106,486	6,185,772
FTD Group Inc. (1)	18,460	223,735
Greenfield Online Inc. (1)	6,196	121,751
Reading International Inc. Class A (1) (2)	69,097	487,134
SITEL Corp. (1) (2)	278,394	545,652
ValueVision Media Inc. Class A (1) (2)	28,251	349,465

		10,745,318

AEROSPACE & DEFENSE—1.23%
AAR Corp. (1) (2)	128,874	1,752,686
Curtiss-Wright Corp. (2)	72,034	4,105,938
DRS Technologies Inc. (1) (2)	95,389	4,054,032
Ducommun Inc. (1)	34,461	689,220
EDO Corp.	19,057	572,663
Esterline Technologies Corp. (1)	115,856	4,002,825
GenCorp Inc. (2)	222,356	4,447,120
HEICO Corp. (2)	87,321	1,755,152
Herley Industries Inc. (1) (2)	36,843	630,384
Kaman Corp. Class A	100,157	1,246,955
Moog Inc. Class A (1)	123,137	5,565,792
Sequa Corp. Class A (1)	29,448	1,526,879
Triumph Group Inc. (1)	74,937	2,918,047

		33,267,693

AGRICULTURE—0.37%
Alico Inc. (1)	16,985	895,109
Delta & Pine Land Co. (2)	70,797	1,911,519
DIMON Inc.	215,745	1,348,406
Standard Commercial Corp.	22,606	420,472
Universal Corp. (2)	118,952	5,444,433

		10,019,939

AIRLINES—0.69%
Alaska Air Group Inc. (1)	127,024	3,739,587
America West Holdings Corp. Class B (1) (2)	145,056	787,654
Continental Airlines Inc. Class B (1) (2)	312,873	3,766,991
Delta Air Lines Inc. (1) (2)	552,979	2,239,565
ExpressJet Holdings Inc. (1)	27,871	318,008
FLYi Inc. (1) (2)	217,008	275,600
Frontier Airlines Inc. (1) (2)	107,548	1,127,103
Mesa Air Group Inc. (1) (2)	17,665	123,655
Northwest Airlines Corp. (1) (2)	353,391	2,364,186
Republic Airways Holdings Inc. (1)	18,129	226,612
SkyWest Inc.	197,004	3,662,304

		18,631,265

APPAREL—0.85%
Cherokee Inc.	10,692	357,968
Gymboree Corp. (1)	24,321	304,985
Hartmarx Corp. (1)	109,274	1,042,474

Kellwood Co. (2)	128,308	3,693,987
OshKosh B’Gosh Inc. Class A (2)	15,764	480,802
Perry Ellis International Inc. (1)	25,881	580,770
Phillips-Van Heusen Corp.	114,524	3,050,919
Russell Corp.	135,093	2,442,481
Skechers U.S.A. Inc. Class A (1)	88,594	1,371,435
Steven Madden Ltd. (1) (2)	55,023	918,334
Stride Rite Corp.	173,509	2,307,670
Warnaco Group Inc. (The) (1) (2)	76,036	1,827,905
Wolverine World Wide Inc.	220,988	4,735,773

		23,115,503

AUTO MANUFACTURERS—0.06%
Wabash National Corp. (2)	61,702	1,505,529

		1,505,529

AUTO PARTS & EQUIPMENT—1.45%
Aftermarket Technology Corp. (1)	20,293	334,834
ArvinMeritor Inc. (2)	328,224	5,077,625
Bandag Inc.	53,038	2,491,725
Collins & Aikman Corp. (1) (2)	183,370	225,545
Commercial Vehicle Group Inc. (1)	26,237	524,740
Cooper Tire & Rubber Co. (2)	298,063	5,472,437
Exide Technologies Inc. (1) (2)	95,626	1,233,575
Goodyear Tire & Rubber Co. (The) (1) (2)	719,907	9,610,757
Hayes Lemmerz International Inc. (1)	178,196	926,619
Modine Manufacturing Co.	112,240	3,291,999
Standard Motor Products Inc.	59,583	697,121
Strattec Security Corp. (1)	10,399	557,178
Superior Industries International Inc. (2)	105,506	2,786,413
Tenneco Automotive Inc. (1)	197,870	2,465,460
Visteon Corp. (2)	612,135	3,495,291

		39,191,319

BANKS—10.28%
ABC Bancorp	55,443	936,429
Alabama National Bancorp (2)	61,732	3,820,593
AMCORE Financial Inc.	118,550	3,349,037
AmericanWest Bancorporation (1)	48,525	935,077
BancFirst Corp. (2)	15,247	1,052,348
Bancorp Inc. (The) (1)	27,751	388,514
BancorpSouth Inc. (2)	365,057	7,534,776
BancTrust Financial Group Inc.	40,314	815,955
Bank of Granite Corp.	64,190	1,186,873
Banner Corp.	47,988	1,294,236
Boston Private Financial Holdings Inc. (2)	113,927	2,705,766
Bryn Mawr Bank Corp. (2)	23,489	479,645
Camden National Corp.	36,693	1,297,098
Capital City Bank Group Inc. (2)	39,709	1,608,612
Capital Corporation of the West	22,570	1,049,054
Capitol Bancorp Ltd.	22,619	684,225
Cascade Bancorp	4,167	80,881
Cathay General Bancorp	63,085	1,987,178
Central Coast Bancorp (1) (2)	53,742	901,253
Central Pacific Financial Corp.	139,033	4,678,460
Century Bancorp Inc. Class A	16,474	472,310
Chemical Financial Corp. (2)	118,727	3,859,221
Chittenden Corp. (2)	217,501	5,670,251
Citizens Banking Corp. (2)	205,067	6,020,767
City Bank	33,825	1,093,900
City Holding Co.	70,364	2,078,201
Columbia Bancorp	24,171	770,088
Columbia Banking System Inc.	73,433	1,744,034
Community Bank System Inc.	127,581	2,922,881
Community Banks Inc. (2)	50,683	1,266,568
Community Trust Bancorp Inc.	56,262	1,620,908
Corus Bankshares Inc.	73,585	3,509,269

CVB Financial Corp. (2)	35,263	639,671
EuroBancshares Inc. (1)	28,617	483,913
Farmers Capital Bank Corp.	28,946	978,375
Financial Institutions Inc.	38,609	764,844
First BanCorp (Puerto Rico)	11,830	499,817
First Bancorp Inc. (North Carolina) (2)	53,008	1,200,101
First Busey Corp. Class A (2)	33,577	649,715
First Charter Corp. (2)	140,617	3,176,538
First Citizens BancShares Inc. Class A	28,654	4,194,373
First Commonwealth Financial Corp. (2)	328,790	4,504,423
First Community Bancorp (2)	61,471	2,723,165
First Community Bancshares Inc. (2)	47,435	1,331,500
First Financial Bancorp (2)	165,709	3,024,189
First Financial Bankshares Inc. (2)	60,818	2,714,307
First Financial Corp.	64,391	1,902,754
First Indiana Corp.	51,302	1,241,508
First Merchants Corp.	87,612	2,269,151
First Midwest Bancorp Inc.	122,310	3,972,629
First Oak Brook Bancshares Inc. Class A	31,752	930,016
First of Long Island Corp.	16,401	694,090
First Republic Bank	92,239	2,985,777
1st Source Corp.	55,857	1,191,430
First State Bancorp	72,686	1,233,845
FNB Corp. (Pennsylvania) (2)	125,296	2,399,418
FNB Corp. (Virginia)	34,402	886,884
Frontier Financial Corp.	49,769	1,886,245
GB&T Bancshares Inc. (2)	48,515	1,050,835
German American Bancorp	37,380	579,390
Glacier Bancorp Inc.	49,683	1,515,332
Gold Bancorp Inc.	107,062	1,502,080
Great Southern Bancorp Inc. (2)	24,739	803,275
Greater Bay Bancorp (2)	218,258	5,327,678
Hancock Holding Co.	131,447	4,272,027
Hanmi Financial Corp. (2)	12,446	205,981
Heartland Financial USA Inc.	47,035	934,115
IBERIABANK Corp. (2)	31,074	1,748,223
Independent Bank Corp. (Massachusetts)	33,710	977,590
Independent Bank Corp. (Michigan)	45,617	1,312,401
Integra Bank Corp.	72,329	1,601,364
Interchange Financial Services Corp.	78,454	1,353,332
Irwin Financial Corp. (2)	83,272	1,916,921
K-Fed Bancorp	24,907	314,575
KNBT Bancorp Inc.	144,091	2,204,592
Lakeland Bancorp Inc. (2)	81,191	1,264,144
Lakeland Financial Corp.	27,564	1,059,836
Macatawa Bank Corp. (2)	39,304	1,319,632
Main Street Banks Inc. (2)	45,485	1,204,443
MainSource Financial Group Inc. (2)	46,486	1,021,762
MB Financial Inc.	53,823	2,061,421
MBT Financial Corp.	63,295	1,194,377
Mercantile Bank Corp.	11,976	489,579
Mid-State Bancshares (2)	111,436	2,964,198
Midwest Banc Holdings Inc. (2)	32,685	650,758
National Penn Bancshares Inc. (2)	162,736	3,998,424
NBC Capital Corp.	33,123	800,914
NBT Bancorp Inc. (2)	155,501	3,484,777
Oak Hill Financial Inc. (2)	12,614	424,587
Old National Bancorp	329,698	6,692,869
Omega Financial Corp.	53,244	1,585,873
Oriental Financial Group Inc. (2)	36,992	866,353
Origen Financial Inc.	39,492	272,890
Pacific Capital Bancorp	125,350	3,732,923
Park National Corp.	42,152	4,742,100
PennRock Financial Services Corp. (2)	25,981	907,257
Peoples Bancorp Inc.	50,411	1,356,056
Peoples Holding Co.	49,427	1,537,180
Placer Sierra Bancshares	20,260	465,372

Prosperity Bancshares Inc. (2)	91,436	2,422,140
Provident Bankshares Corp.	153,838	5,070,501
Republic Bancorp Inc.	332,743	4,505,340
Republic Bancorp Inc. Class A	41,005	910,917
Riggs National Corp.	81,881	1,563,108
Royal Bancshares of Pennsylvania Class A	21,214	481,770
S&T Bancorp Inc. (2)	105,626	3,739,160
Sandy Spring Bancorp Inc. (2)	52,194	1,686,910
Santander BanCorp	23,039	606,617
SCBT Financial Corp.	38,392	1,152,912
Seacoast Banking Corp. of Florida	28,507	561,018
Security Bank Corp.	22,356	920,844
Signature Bank (1)	21,954	582,001
Silicon Valley Bancshares (1) (2)	26,173	1,153,182
Simmons First National Corp. Class A	69,215	1,717,916
Southern Community Financial Corp.	59,643	560,644
Southside Bancshares Inc.	46,497	968,997
Southwest Bancorp Inc.	50,961	940,230
Southwest Bancorp of Texas Inc.	17,426	319,767
State Bancorp Inc.	34,510	897,605
State Financial Services Corp. Class A	27,575	1,018,896
Sterling Bancorp	37,986	921,920
Sterling Bancshares Inc. (2)	211,510	3,003,442
Sterling Financial Corp. (Pennsylvania)	71,557	1,861,913
Sun Bancorp Inc. (New Jersey) (1)	46,020	1,053,168
Susquehanna Bancshares Inc.	217,918	5,312,841
SY Bancorp Inc. (2)	20,351	447,722
Taylor Capital Group Inc. (2)	18,824	614,604
Texas Capital Bancshares Inc. (1)	24,715	519,015
Texas Regional Bancshares Inc. Class A	94,854	2,856,054
Tompkins Trustco Inc.	37,605	1,600,093
TriCo Bancshares	49,472	1,036,438
Trustmark Corp.	222,420	6,450,180
UMB Financial Corp. (2)	71,277	4,057,087
Umpqua Holdings Corp.	206,720	4,826,912
Union Bankshares Corp.	41,032	1,313,845
United Bancshares Inc.	177,031	5,866,807
United Community Banks Inc. (2)	46,047	1,092,695
Unizan Financial Corp.	102,864	2,674,464
USB Holding Co. Inc. (2)	49,503	1,098,472
Virginia Financial Group Inc. (2)	33,909	1,115,437
Washington Trust Bancorp Inc.	62,505	1,717,637
WesBanco Inc. (2)	94,960	2,612,350
West Coast Bancorp	66,796	1,589,745
Westamerica Bancorp	60,196	3,116,347
Western Sierra Bancorp (1)	25,045	854,786
Yardville National Bancorp	39,983	1,304,245

		278,709,216

BEVERAGES—0.06%
Boston Beer Co. Inc. Class A (1)	9,684	212,080
Coca-Cola Bottling Co. Consolidated	7,629	399,073
Farmer Brothers Co.	32,260	772,627
National Beverage Corp. (1)	22,236	181,223

		1,565,003

BIOTECHNOLOGY—0.85%
Applera Corp. - Celera Genomics Group (1)	344,629	3,532,447
Barrier Therapeutics Inc. (1)	4,366	67,629
Bio-Rad Laboratories Inc. Class A (1)	53,828	2,621,962
Cambrex Corp.	123,362	2,627,611
Cell Genesys Inc. (1) (2)	211,063	956,115
CuraGen Corp. (1) (2)	91,543	380,819
Cytokinetics Inc. (1)	4,732	31,042
Enzon Pharmaceuticals Inc. (1)	82,868	844,425
Human Genome Sciences Inc. (1) (2)	613,852	5,659,715
Incyte Corp. (1) (2)	164,814	1,125,680

Maxygen Inc. (1)	107,768	924,649
Momenta Pharmaceuticals Inc. (1)	3,918	33,185
Neose Technologies Inc. (1)	14,032	36,203
Oscient Pharmaceuticals Corp. (1)	287,920	673,733
Praecis Pharmaceuticals Inc. (1)	253,783	266,472
Seattle Genetics Inc. (1)	78,511	403,547
Serologicals Corp. (1) (2)	40,720	995,197
Transkaryotic Therapies Inc. (1) (2)	8,138	203,165
Vertex Pharmaceuticals Inc. (1) (2)	185,384	1,735,194

		23,118,790

BUILDING MATERIALS—1.62%
Aaon Inc. (1)	6,128	100,867
Apogee Enterprises Inc.	129,761	1,852,987
Comfort Systems USA Inc. (1)	182,532	1,414,623
Eagle Materials Inc. (2)	80,544	6,519,231
ElkCorp (2)	10,329	397,253
Genlyte Group Inc. (The) (1) (2)	57,428	5,166,797
Interline Brands Inc. (1)	28,834	551,018
Lennox International Inc.	185,928	4,075,542
LSI Industries Inc.	94,449	1,060,662
NCI Building Systems Inc. (1)	38,186	1,473,980
Texas Industries Inc.	100,087	5,379,676
U.S. Concrete Inc. (1)	101,058	633,634
Universal Forest Products Inc.	69,272	2,691,217
USG Corp. (1) (2)	152,432	5,054,645
York International Corp. (2)	195,412	7,656,242

		44,028,374

CHEMICALS—3.94%
Airgas Inc.	231,969	5,541,739
Albemarle Corp.	166,569	6,056,449
Arch Chemicals Inc. (2)	109,981	3,131,159
Crompton Corp. (2)	541,800	7,910,280
Cytec Industries Inc.	183,860	9,974,405
Ferro Corp.	198,063	3,727,546
FMC Corp. (1)	171,940	9,190,193
Fuller (H.B.) Co.	134,694	3,906,126
Georgia Gulf Corp.	62,853	2,889,981
Grace (W.R.) & Co. (1) (2)	310,015	2,641,328
Great Lakes Chemical Corp. (2)	239,980	7,708,158
Hercules Inc. (1)	242,710	3,516,868
Kronos Worldwide Inc.	1	39
Minerals Technologies Inc. (2)	97,100	6,387,238
NewMarket Corp. (1)	65,097	1,210,804
NL Industries Inc. (1)	24,400	563,640
Octel Corp.	58,907	1,091,547
Olin Corp.	199,302	4,444,435
OM Group Inc. (1)	133,970	4,075,367
OMNOVA Solutions Inc. (1)	112,561	604,453
PolyOne Corp. (1)	432,864	3,843,832
Quaker Chemical Corp. (2)	27,709	569,143
Schulman (A.) Inc.	142,533	2,482,925
Sensient Technologies Corp. (2)	221,339	4,772,069
Spartech Corp. (2)	118,495	2,352,126
Stepan Co.	24,976	587,186
Terra Industries Inc. (1) (2)	228,219	1,770,979
UAP Holding Corp. (1)	87,402	1,407,172
Valhi Inc.	48,815	959,215
Wellman Inc.	150,429	2,175,203
Westlake Chemical Corp.	37,633	1,217,428

		106,709,033

COAL—0.09%
Alpha Natural Resources Inc. (1)	53,079	1,521,775
Foundation Coal Holdings Inc.	42,210	992,357

		2,514,132

COMMERCIAL SERVICES—3.12%
ABM Industries Inc.	177,462	3,412,594
Advance America Cash Advance Centers Inc.	173,642	2,687,978
Albany Molecular Research Inc. (1)	95,767	984,485
Alderwoods Group Inc. (1)	189,030	2,351,533
Banta Corp.	22,013	942,156
Bowne & Co. Inc. (2)	83,935	1,262,382
CDI Corp. (2)	8,548	189,167
Central Parking Corp. (2)	87,247	1,498,903
Century Business Services Inc. (1)	299,573	1,228,249
Chemed Corp. (2)	57,317	4,383,604
Clark Inc.	68,182	1,055,457
Consolidated Graphics Inc. (1)	16,348	859,905
Cornell Companies Inc. (1)	63,061	794,569
Corrections Corp. of America (1)	88,153	3,402,706
Cross Country Healthcare Inc. (1) (2)	93,777	1,571,703
Dollar Financial Corp. (1)	18,154	215,670
Dollar Thrifty Automotive Group Inc. (1)	119,206	3,907,573
Electro Rent Corp. (1)	85,382	1,145,826
Exponent Inc. (1) (2)	30,607	731,201
First Advantage Corp. Class A (1)	2,163	45,423
Forrester Research Inc. (1)	9,378	132,042
FTI Consulting Inc. (1) (2)	169,945	3,507,665
Geo Group Inc. (The) (1)	39,735	1,135,626
Healthcare Services Group Inc. (2)	7,779	188,641
Hooper Holmes Inc.	202,568	773,810
Hudson Highland Group Inc. (1) (2)	15,076	257,649
Huron Consulting Group Inc. (1)	11,173	231,393
Insurance Auto Auctions Inc. (1)	40,742	1,134,665
Integrated Electrical Services Inc. (1) (2)	98,602	272,142
Interactive Data Corp. (1) (2)	150,417	3,121,153
Jackson Hewitt Tax Service Inc. (2)	70,954	1,484,358
Kelly Services Inc. Class A (2)	78,350	2,255,696
Landauer Inc.	15,309	727,790
Magellan Health Services Inc. (1) (2)	99,556	3,389,882
MAXIMUS Inc.	88,217	2,954,387
Medical Staffing Network Holdings Inc. (1) (2)	58,148	384,358
Midas Inc. (1) (2)	31,318	714,990
Monro Muffler Brake Inc. (1)	2,553	65,893
MPS Group Inc. (1)	354,495	3,725,742
NCO Group Inc. (1) (2)	127,721	2,496,946
PAREXEL International Corp. (1) (2)	34,644	814,134
PRA International (1)	5,510	148,384
PRG-Schultz International Inc. (1)	177,333	888,438
Princeton Review Inc. (The) (1) (2)	18,458	101,704
ProxyMed Inc. (1) (2)	12,709	110,441
QC Holdings Inc. (1)	17,729	266,467
Quanta Services Inc. (1) (2)	167,810	1,280,390
Rent-Way Inc. (1) (2)	40,234	329,919
SOURCECORP Inc. (1)	76,568	1,542,080
Spherion Corp. (1)	284,779	2,132,995
Stewart Enterprises Inc. Class A (1) (2)	507,338	3,120,129
TeleTech Holdings Inc. (1) (2)	50,935	658,080
United Rentals Inc. (1) (2)	203,859	4,119,990
Valassis Communications Inc. (1)	105,155	3,676,219
Vertrue Inc. (1) (2)	24,638	873,171
Volt Information Sciences Inc. (1)	37,431	903,959
Watson Wyatt & Co. Holdings (2)	50,914	1,384,861
Wright Express Corp. (1)	37,866	647,509

		84,624,782

COMPUTERS—2.12%
ActivCard Corp. (1)	201,033	1,276,560
Advanced Digital Information Corp. (1)	176,403	1,446,505
Agilysys Inc. (2)	121,395	2,386,626
BISYS Group Inc. (The) (1)	569,130	8,923,958

Brocade Communications Systems Inc. (1)	226,067	1,338,317
Catapult Communications Corp. (1)	27,388	584,734
CIBER Inc. (1) (2)	88,604	644,151
Digimarc Corp. (1)	34,645	213,067
Electronics For Imaging Inc. (1) (2)	83,966	1,497,953
Equinix Inc. (1) (2)	8,109	343,335
Gateway Inc. (1) (2)	756,084	3,047,019
Hutchinson Technology Inc. (1) (2)	123,259	4,286,948
iGATE Corp. (1)	22,067	82,310
Imation Corp. (2)	167,624	5,824,934
InFocus Corp. (1) (2)	187,641	1,077,059
Intergraph Corp. (1)	35,130	1,012,095
Internap Network Services Corp. (1)	485,197	286,266
Iomega Corp. (1)	90,735	389,253
Kanbay International Inc. (1)	7,342	150,217
Komag Inc. (1)	113,439	2,535,362
McDATA Corp. Class A (1) (2)	555,091	2,092,693
MTS Systems Corp.	86,279	2,504,679
Ness Technologies Inc. (1)	14,176	169,828
NetScout Systems Inc. (1)	18,920	84,194
Overland Storage Inc. (1)	14,802	217,293
PalmOne Inc. (1) (2)	204,652	5,194,068
PEC Solutions Inc. (1)	48,554	610,809
Perot Systems Corp. Class A (1)	266,501	3,581,773
Quantum Corp. (1) (2)	475,313	1,383,161
RadiSys Corp. (1) (2)	16,113	228,160
Silicon Graphics Inc. (1) (2)	1,246,311	1,483,110
SimpleTech Inc. (1)	42,543	167,619
Sykes Enterprises Inc. (1)	76,957	528,695
TALX Corp.	70,531	1,280,843
Tier Technologies Inc. Class B (1)	84,645	623,834

		57,497,428

COSMETICS & PERSONAL CARE—0.11%
Chattem Inc. (1) (2)	20,251	900,562
Revlon Inc. Class A (1) (2)	689,811	1,986,656

		2,887,218

DISTRIBUTION & WHOLESALE—0.96%
Advanced Marketing Services Inc. (1) (2)	61,345	368,070
Aviall Inc. (1)	111,626	3,125,528
Beacon Roofing Supply Inc. (1)	44,148	966,179
BlueLinx Holdings Inc.	21,163	285,912
Brightpoint Inc. (1)	85,535	1,602,071
Building Materials Holdings Corp.	63,363	2,818,386
Handleman Co. (2)	105,001	1,990,819
LKQ Corp. (1)	35,944	721,396
Owens & Minor Inc. (2)	110,762	3,007,188
United Stationers Inc. (1)	150,961	6,830,985
Watsco Inc. (2)	105,200	4,428,920

		26,145,454

DIVERSIFIED FINANCIAL SERVICES—1.52%
Advanta Corp. Class B	92,641	2,130,743
Archipelago Holdings Inc. (1)	46,699	826,572
Asta Funding Inc.	7,455	157,822
BKF Capital Group Inc. (2)	12,796	511,968
Calamos Asset Management Inc. Class A (2)	59,302	1,596,410
Capital Southwest Corp.	5,203	411,557
Capital Trust Inc. Class A	54,898	1,821,516
CharterMac	207,522	4,461,723
Cohen & Steers Inc.	19,323	318,829
Collegiate Funding Services LLC (1)	28,457	443,360
CompuCredit Corp. (1)	94,990	2,528,634
Credit Acceptance Corp. (1)	38,170	755,003
Federal Agricultural Mortgage Corp. (2)	38,220	668,468
Financial Federal Corp. (2)	81,551	2,884,459

Gabelli Asset Management Inc. Class A (2)	15,631	697,924
GFI Group Inc. (1)	18,226	489,004
Greenhill & Co. Inc.	9,633	344,861
Investment Technology Group Inc. (1)	207,073	3,623,777
Knight Trading Group Inc. (1) (2)	526,415	5,074,641
LaBranche & Co. Inc. (1) (2)	249,974	2,324,758
MarketAxess Holdings Inc. (1)	18,630	208,097
Marlin Business Services Corp. (1)	3,532	71,982
Metris Companies Inc. (1) (2)	152,415	1,766,490
optionsXpress Holdings Inc. (1)	65,319	1,057,515
Piper Jaffray Companies Inc. (1)	85,122	3,114,614
Sanders Morris Harris Group Inc. (2)	56,946	1,029,584
Stifel Financial Corp. (1)	34,470	751,446
SWS Group Inc.	71,850	1,151,756

		41,223,513

ELECTRIC—3.23%
Aquila Inc. (1) (2)	1,114,319	4,267,842
Avista Corp.	228,586	4,000,255
Black Hills Corp. (2)	153,223	5,067,085
Calpine Corp. (1) (2)	2,099,919	5,879,773
Central Vermont Public Service Corp.	57,413	1,290,644
CH Energy Group Inc. (2)	74,495	3,404,421
Cleco Corp.	224,841	4,789,113
CMS Energy Corp. (1) (2)	921,206	12,012,526
Duquesne Light Holdings Inc. (2)	329,560	5,905,715
El Paso Electric Co. (1)	224,999	4,274,981
Empire District Electric Co. (The) (2)	119,908	2,789,060
IDACORP Inc. (2)	197,261	5,596,295
MGE Energy Inc.	88,281	2,926,515
Ormat Technologies Inc.	28,736	450,006
Otter Tail Corp.	136,856	3,426,874
PNM Resources Inc.	285,587	7,619,461
Sierra Pacific Resources Corp. (1) (2)	554,834	5,964,465
UIL Holdings Corp. (2)	58,971	2,986,881
UniSource Energy Corp. (2)	161,385	4,998,093

		87,650,005

ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
Artesyn Technologies Inc. (1) (2)	70,591	614,848
Belden CDT Inc. (2)	173,605	3,855,767
C&D Technologies Inc.	121,293	1,218,995
Capstone Turbine Corp. (1)	97,594	151,271
Color Kinetics Inc. (1)	9,190	92,635
EnerSys (1)	39,877	522,389
General Cable Corp. (1) (2)	172,195	2,078,394
GrafTech International Ltd. (1) (2)	377,985	2,150,735
Littelfuse Inc. (1)	11,268	322,828
Magnetek Inc. (1) (2)	113,080	602,716
Powell Industries Inc. (1)	32,916	609,604
Power-One Inc. (1)	154,593	751,322
Rayovac Corp. (1)	12,070	502,112
Valence Technology Inc. (1) (2)	195,714	600,842
Wilson Greatbatch Technologies Inc. (1) (2)	8,763	159,837

		14,234,295

ELECTRONICS—2.02%
Analogic Corp. (2)	20,667	893,848
Benchmark Electronics Inc. (1) (2)	94,843	3,018,853
Brady Corp. Class A	86,147	2,786,855
Checkpoint Systems Inc. (1) (2)	184,668	3,117,196
Coherent Inc. (1) (2)	78,203	2,640,133
CTS Corp. (2)	96,831	1,258,803
Cubic Corp. (2)	74,212	1,405,575
DDi Corp. (1) (2)	60,880	170,464
Electro Scientific Industries Inc. (1) (2)	132,804	2,575,070

FEI Co. (1) (2)	14,405	333,476
FSI International Inc. (1)	12,013	50,815
KEMET Corp. (1)	408,511	3,165,960
Merix Corp. (1) (2)	47,368	530,995
Methode Electronics Inc.	167,452	2,027,844
Molecular Devices Corp. (1)	18,692	355,148
Multi-Fineline Electronix Inc. (1)	8,572	151,296
OSI Systems Inc. (1) (2)	24,737	433,145
Park Electrochemical Corp. (2)	81,697	1,655,181
Paxar Corp. (1)	135,078	2,882,565
Planar Systems Inc. (1) (2)	54,974	495,865
Plexus Corp. (1) (2)	116,029	1,335,494
Rofin-Sinar Technologies Inc. (1)	70,486	2,265,420
SBS Technologies Inc. (1)	39,018	435,051
Stoneridge Inc. (1)	73,736	900,317
Sypris Solutions Inc.	27,860	298,659
Technitrol Inc. (1)	162,000	2,417,040
Thomas & Betts Corp. (1)	277,821	8,973,618
Watts Water Technologies Inc. Class A (2)	113,241	3,692,789
Woodhead Industries Inc.	54,015	734,604
Woodward Governor Co.	45,872	3,289,022
Zygo Corp. (1)	46,714	605,413

		54,896,514

ENERGY - ALTERNATE SOURCES—0.03%
KFx Inc. (1) (2)	55,144	738,930

		738,930

ENERGY & RELATED—0.04%
Edge Petroleum Corp. (1) (2)	15,092	249,924
Syntroleum Corp. (1) (2)	59,058	722,870

		972,794

ENGINEERING & CONSTRUCTION—0.99%
Dycom Industries Inc. (1)	52,974	1,217,872
EMCOR Group Inc. (1) (2)	71,535	3,349,269
Granite Construction Inc.	157,335	4,133,190
Infrasource Services Inc. (1)	27,943	335,316
Insituform Technologies Inc. Class A (1) (2)	85,768	1,244,494
Perini Corp. (1)	27,007	372,427
Shaw Group Inc. (The) (1) (2)	299,170	6,521,906
URS Corp. (1)	148,273	4,262,849
Washington Group International Inc. (1) (2)	119,199	5,362,763

		26,800,086

ENTERTAINMENT—0.96%
Argosy Gaming Co. (1)	56,799	2,608,210
Carmike Cinemas Inc.	36,378	1,356,172
Churchill Downs Inc. (2)	36,110	1,429,595
Dover Downs Gaming & Entertainment Inc.	27,971	348,239
Dover Motorsports Inc.	73,680	372,084
Empire Resorts Inc. (1) (2)	20,181	145,909
Gaylord Entertainment Co. (1) (2)	144,160	5,824,064
Great Wolf Resorts Inc. (1)	39,430	983,778
Isle of Capri Casinos Inc. (1)	34,911	926,538
Magna Entertainment Corp. Class A (1) (2)	178,158	1,093,890
Nevada Gold & Casinos Inc. (1)	19,258	246,502
Pinnacle Entertainment Inc. (1) (2)	188,328	3,145,078
Six Flags Inc. (1) (2)	442,766	1,824,196
Speedway Motorsports Inc.	31,332	1,118,552
Steinway Musical Instruments Inc. (1)	31,847	954,136
Sunterra Corp. (1) (2)	87,476	1,319,138
Vail Resorts Inc. (1) (2)	92,652	2,339,463

		26,035,544

ENVIRONMENTAL CONTROL—0.24%
Aleris International Inc. (1) (2)	65,073	1,623,571

Calgon Carbon Corp. (2)	160,808	1,373,300
Layne Christensen Co. (1)	23,123	399,334
Metal Management Inc.	83,203	2,136,653
Tetra Tech Inc. (1) (2)	46,502	586,855
TRC Companies Inc. (1)	19,148	281,476

		6,401,189

FOOD—1.89%
American Italian Pasta Co. Class A (2)	75,678	2,073,577
Arden Group Inc. Class A	4,086	290,024
Cal-Maine Foods Inc. (2)	32,124	252,495
Chiquita Brands International Inc.	192,558	5,156,703
Corn Products International Inc.	344,893	8,963,769
Flowers Foods Inc.	168,067	4,741,170
Gold Kist Inc. (1)	44,111	701,365
Great Atlantic & Pacific Tea Co. (1) (2)	79,053	1,177,890
Hain Celestial Group Inc. (1) (2)	121,207	2,259,298
Ingles Markets Inc. Class A	48,169	641,611
J&J Snack Foods Corp.	28,753	1,346,503
Lance Inc.	114,975	1,847,648
M&F Worldwide Corp. (1)	48,153	642,361
MGP Ingredients Inc. (2)	3,274	27,305
Nash Finch Co.	58,139	2,208,701
Pathmark Stores Inc. (1)	141,987	895,938
Performance Food Group Co. (1) (2)	86,392	2,391,331
Ralcorp Holdings Inc. (2)	138,195	6,543,533
Ruddick Corp.	156,032	3,612,141
Sanderson Farms Inc.	22,592	976,200
Sanfilippo (John B.) & Son Inc. (1)	29,832	733,271
Seaboard Corp.	1,670	1,791,910
Weis Markets Inc.	52,997	1,953,999

		51,228,743

FOREST PRODUCTS & PAPER—0.97%
Buckeye Technologies Inc. (1)	138,736	1,498,349
Caraustar Industries Inc. (1)	135,301	1,745,383
Deltic Timber Corp.	38,097	1,489,593
Glatfelter Co. (2)	135,172	1,993,787
Longview Fibre Co.	241,486	4,530,277
Pope & Talbot Inc. (2)	74,376	1,307,530
Potlatch Corp. (2)	139,316	6,557,604
Rock-Tenn Co. Class A	137,837	1,833,232
Schweitzer-Mauduit International Inc.	70,878	2,377,957
Wausau-Mosinee Paper Corp. (2)	203,155	2,872,612

		26,206,324

GAS—3.13%
Atmos Energy Corp. (2)	361,949	9,772,623
Cascade Natural Gas Corp.	53,123	1,060,335
Energen Corp.	171,927	11,450,338
EnergySouth Inc.	32,222	922,677
Laclede Group Inc. (The)	97,903	2,858,768
New Jersey Resources Corp.	130,367	5,674,876
Nicor Inc.	208,309	7,726,181
Northwest Natural Gas Co. (2)	129,015	4,666,473
Peoples Energy Corp. (2)	177,496	7,440,632
Piedmont Natural Gas Co.	359,919	8,292,534
South Jersey Industries Inc.	64,870	3,658,668
Southern Union Co. (1)	403,179	10,123,825
Southwest Gas Corp.	172,141	4,158,927
WGL Holdings Inc. (2)	229,996	7,120,676

		84,927,533

HAND & MACHINE TOOLS—0.43%
Kennametal Inc. (2)	172,426	8,188,511
Milacron Inc. (1) (2)	177,338	540,881
Regal-Beloit Corp. (2)	100,284	2,887,176

		11,616,568

HEALTH CARE—0.12%
Flanders Corp. (1) (2)	19,015	214,489
LeCroy Corp. (1)	39,294	673,106
MedCath Corp. (1) (2)	28,816	844,309
Microtek Medical Holdings Inc. (1) (2)	156,364	559,783
Res-Care Inc. (1)	83,378	1,043,059

		3,334,746

HEALTH CARE-PRODUCTS—1.10%
Adeza Biomedical Corp. (1)	1,424	17,344
Animas Corp. (1) (2)	3,513	70,998
Bioveris Corp. (1)	25,325	133,716
Cardiac Science Inc. (1) (2)	135,537	155,868
CONMED Corp. (1)	140,465	4,230,806
Datascope Corp.	55,056	1,683,612
DJ Orthopedics Inc. (1)	7,384	184,969
E-Z-Em Inc.	29,026	345,990
FoxHollow Technologies Inc. (1) (2)	3,970	111,954
Haemonetics Corp. (1)	35,763	1,507,768
Hanger Orthopedic Group Inc. (1) (2)	102,894	612,219
Hologic Inc. (1) (2)	69,482	2,214,739
Immunicon Corp. (1)	3,213	18,925
IntraLase Corp. (1)	6,593	110,367
Intuitive Surgical Inc. (1)	17,673	803,591
Invacare Corp. (2)	122,776	5,479,493
Inverness Medical Innovations Inc. (1) (2)	27,567	647,824
Mentor Corp.	20,216	648,934
Occulogix Inc. (1)	2,660	22,397
Quidel Corp. (1)	13,545	52,961
Stereotaxis Inc. (1)	4,396	34,069
Steris Corp. (1)	46,978	1,186,194
Sybron Dental Specialties Inc. (1)	56,277	2,020,344
Symmetry Medical Inc. (1)	3,688	70,146
TECHNE Corp. (1)	39,458	1,585,422
Viasys Healthcare Inc. (1)	145,534	2,776,789
Vital Sign Inc.	26,897	1,072,921
VNUS Medical Technologies Inc. (1)	3,937	45,590
West Pharmaceutical Services Inc.	72,997	1,744,628
Zoll Medical Corp. (1) (2)	16,081	362,305

		29,952,883

HEALTH CARE-SERVICES—0.93%
Alliance Imaging Inc. (1)	60,405	576,868
AMERIGROUP Corp. (1)	42,953	1,570,362
Beverly Enterprises Inc. (1)	45,334	561,235
Genesis HealthCare Corp. (1) (2)	93,718	4,019,565
Gentiva Health Services Inc. (1)	11,533	186,604
Kindred Healthcare Inc. (1) (2)	124,459	4,368,511
Matria Healthcare Inc. (1)	18,755	575,966
Molina Healthcare Inc. (1)	5,038	232,201
National Healthcare Corp.	6,385	218,431
OCA Inc. (1) (2)	201,412	856,001
Option Care Inc. (2)	19,068	392,610
Pediatrix Medical Group Inc. (1)	7,074	485,206
Province Healthcare Co. (1)	217,448	5,238,322
Radiation Therapy Services Inc. (1)	11,409	216,543
RehabCare Group Inc. (1) (2)	58,588	1,682,061
Specialty Laboratories Inc. (1)	15,957	152,389
Sunrise Senior Living Inc. (1) (2)	72,812	3,538,663
Wellcare Health Plans Inc. (1)	12,331	375,602

		25,247,140

HOLDING COMPANIES - DIVERSIFIED—0.23%
Resource America Inc. Class A	37,453	1,312,540
Terremark Worldwide Inc. (1) (2)	351,594	228,536

Walter Industries Inc. (2)	111,447	4,742,070

		6,283,146

HOME BUILDERS—0.85%
Beazer Homes USA Inc. (2)	194,298	9,687,698
Brookfield Homes Corp.	18,029	761,004
Coachmen Industries Inc.	66,821	908,766
Comstock Homebuilding Companies Inc. Class A (1)	7,292	155,247
Dominion Homes Inc. (1)	18,517	313,493
M/I Homes Inc.	57,249	2,801,194
Meritage Homes Corp. (1)	11,200	659,904
Orleans Homebuilders Inc. (2)	7,715	141,879
Palm Harbor Homes Inc. (1) (2)	26,150	425,199
Skyline Corp. (2)	32,639	1,256,275
Technical Olympic USA Inc.	39,280	1,186,256
WCI Communities Inc. (1) (2)	160,098	4,815,748

		23,112,663

HOME FURNISHINGS—0.58%
American Woodmark Corp.	40,456	1,467,744
Applica Inc. (1)	94,470	478,018
Bassett Furniture Industries Inc. (2)	48,988	965,064
Ethan Allen Interiors Inc. (2)	86,793	2,777,376
Furniture Brands International Inc. (2)	201,591	4,396,700
Hooker Furniture Corp.	24,619	465,053
Kimball International Inc. Class B	102,811	1,490,759
La-Z-Boy Inc. (2)	248,531	3,462,037
Stanley Furniture Co. Inc. (2)	5,387	254,697

		15,757,448

HOUSEHOLD PRODUCTS & WARES—0.89%
American Greetings Corp. Class A (2)	300,045	7,645,147
Blyth Inc.	103,863	3,306,998
Central Garden & Pet Co. (1)	79,613	3,491,826
CSS Industries Inc.	30,475	1,113,861
Ennis Inc.	119,862	2,028,065
Harland (John H.) Co.	18,707	642,773
Jarden Corp. (1) (2)	12,720	583,594
Playtex Products Inc. (1) (2)	64,089	576,801
Russ Berrie & Co. Inc. (2)	37,983	727,374
Standard Register Co. (The) (2)	50,675	638,505
Tupperware Corp. (2)	56,847	1,157,405
Water Pik Technologies Inc. (1)	47,624	938,193
WD-40 Co. (2)	38,116	1,238,389

		24,088,931

HOUSEWARES—0.08%
Libbey Inc.	61,842	1,298,682
National Presto Industries Inc.	22,302	898,771

		2,197,453

INSURANCE—4.13%
Affirmative Insurance Holdings Inc.	36,858	543,655
Alfa Corp.	155,991	2,254,070
American Equity Investment Life Holding Co. (2)	80,000	1,023,200
American Physicians Capital Inc. (1)	40,479	1,387,215
AmerUs Group Co. (2)	185,929	8,785,145
Argonaut Group Inc. (1) (2)	110,565	2,346,189
Baldwin & Lyons Inc. Class B	38,008	985,928
Bristol West Holdings Inc.	15,504	240,312
Ceres Group Inc. (1)	145,101	787,898
Citizens Inc. (1) (2)	150,044	862,753
CNA Surety Corp. (1) (2)	73,972	1,006,019
Commerce Group Inc.	114,717	7,110,160
Crawford & Co. Class B	61,086	436,765
Delphi Financial Group Inc. Class A	116,830	5,023,690

Donegal Group Inc. Class A (2)	39,939	725,686
EMC Insurance Group Inc.	28,751	547,994
Enstar Group Inc. (1) (2)	15,258	915,480
FBL Financial Group Inc. Class A	58,700	1,643,600
FPIC Insurance Group Inc. (1)	37,933	1,219,546
Great American Financial Resources Inc.	34,316	581,313
Harleysville Group Inc.	61,253	1,216,485
Hilb, Rogal & Hobbs Co. (2)	34,912	1,249,850
Horace Mann Educators Corp.	201,935	3,582,327
Independence Holding Co. (2)	17,820	321,295
Infinity Property & Casualty Corp.	88,902	2,779,077
Kansas City Life Insurance Co.	17,646	860,419
LandAmerica Financial Group Inc. (2)	84,080	4,206,522
Midland Co. (The)	43,057	1,356,726
National Interstate Corp. (1)	11,926	200,357
National Western Life Insurance Co. Class A (1)	10,350	1,769,229
Navigators Group Inc. (The) (1)	40,655	1,347,510
NYMAGIC Inc.	13,881	328,980
Ohio Casualty Corp. (1) (2)	289,956	6,663,189
Philadelphia Consolidated Holding Corp. (1) (2)	69,769	5,409,191
Phoenix Companies Inc. (2)	447,233	5,715,638
PMA Capital Corp. Class A (1) (2)	127,768	1,022,144
Presidential Life Corp.	101,460	1,651,769
ProAssurance Corp. (1) (2)	123,754	4,888,283
RLI Corp. (2)	92,694	3,842,166
Safety Insurance Group Inc.	47,433	1,468,526
Selective Insurance Group Inc. (2)	123,157	5,693,548
State Auto Financial Corp.	31,790	846,250
Stewart Information Services Corp.	80,402	3,016,683
Tower Group Inc.	58,851	785,072
Triad Guaranty Inc. (1)	44,064	2,318,207
21st Century Insurance Group (2)	104,687	1,460,384
U.S.I. Holdings Corp. (1) (2)	21,996	259,113
UICI	178,535	4,329,474
United Fire & Casualty Co. (2)	68,059	2,302,436
Universal American Financial Corp. (1) (2)	124,970	2,161,981
Vesta Insurance Group	45,257	160,662
Zenith National Insurance Corp. (2)	4,006	207,751

		111,847,862

INTERNET—0.80%
Agile Software Corp. (1)	92,959	676,742
Alloy Inc. (1) (2)	156,085	917,780
Arbinet-thexchange Inc. (1)	4,616	87,935
Ariba Inc. (1) (2)	226,846	1,760,325
AsiaInfo Holdings Inc. (1)	100,621	505,117
Blue Nile Inc. (1) (2)	7,833	216,582
DoubleClick Inc. (1)	127,089	978,585
E.piphany Inc. (1)	325,555	1,155,720
EarthLink Inc. (1)	58,542	526,878
HomeStore Inc. (1)	537,673	1,193,634
Interchange Corp. (1) (2)	3,464	35,108
Internet Capital Group Inc. (1)	181,875	1,276,762
Internet Security Systems Inc. (1)	121,011	2,214,501
Interwoven Inc. (1)	190,939	1,487,415
Keynote Systems Inc. (1)	33,151	393,502
Motive Inc. (1)	5,398	53,980
Neoforma Inc. (1) (2)	37,083	294,810
NetBank Inc.	219,191	1,858,740
NetRatings Inc. (1)	20,464	312,076
PC-Tel Inc. (1)	21,464	157,975
Phase Forward Inc. (1)	7,478	48,831
PlanetOut Inc. (1)	5,325	44,890
Priceline.com Inc. (1) (2)	37,588	947,218
Redback Networks Inc. (1)	149,758	895,553
RightNow Technologies Inc. (1) (2)	6,463	79,236
SonicWALL Inc. (1)	111,131	565,657

Stellent Inc. (1) (2)	34,398	289,287
TriZetto Group Inc. (The) (1)	14,480	134,809
Verity Inc. (1)	123,560	1,167,642
Vignette Corp. (1)	642,482	841,651
WatchGuard Technologies Inc. (1)	68,981	222,809
webMethods Inc. (1)	32,906	180,325
WebSideStory Inc. (1)	5,285	64,741

		21,586,816

INVESTMENT COMPANIES—0.35%
Apollo Investment Corp.	293,058	4,917,513
Ares Capital Corp.	28,770	471,828
Gladstone Capital Corp. (2)	40,763	864,991
MCG Capital Corp. (2)	159,312	2,451,015
NGP Capital Resources Co.	41,508	667,449

		9,372,796

IRON & STEEL—0.93%
AK Steel Holding Corp. (1) (2)	233,288	2,580,165
Carpenter Technology Corp.	113,253	6,728,361
Cleveland-Cliffs Inc. (2)	43,262	3,152,502
Gibraltar Industries Inc.	70,307	1,542,536
Oregon Steel Mills Inc. (1)	161,660	3,718,180
Reliance Steel & Aluminum Co.	33,772	1,351,218
Ryerson Tull Inc. (2)	52,555	665,872
Schnitzer Steel Industries Inc. Class A (2)	85,403	2,880,643
Steel Dynamics Inc.	17,924	617,482
Steel Technologies Inc. (2)	47,358	1,136,118
Wheeling-Pittsburgh Corp. (1)	26,140	811,647

		25,184,724

LEISURE TIME—0.50%
Arctic Cat Inc.	56,346	1,524,723
Callaway Golf Co. (2)	317,902	4,069,146
K2 Inc. (1) (2)	171,716	2,361,095
Life Time Fitness Inc. (1)	31,129	839,860
Nautilus Inc. (2)	135,266	3,213,920
Navigant International Inc. (1) (2)	67,638	923,935
Pegasus Solutions Inc. (1)	59,948	708,585

		13,641,264

LODGING—0.62%
Ameristar Casinos Inc.	18,867	1,031,648
Aztar Corp. (1)	163,383	4,666,218
La Quinta Corp. (1) (2)	888,079	7,548,671
Lakes Gaming Inc. (1) (2)	73,240	1,318,320
Marcus Corp.	93,205	1,910,702
MTR Gaming Group Inc. (1)	27,003	334,837

		16,810,396

MACHINERY—2.39%
Albany International Corp. Class A	123,882	3,825,476
Applied Industrial Technologies Inc.	121,343	3,300,530
Astec Industries Inc. (1)	47,999	1,058,378
Bucyrus International Inc. Class A (2)	21,840	853,070
Cascade Corp.	50,272	1,759,520
Flowserve Corp. (1)	256,513	6,635,991
Gardner Denver Inc. (1) (2)	93,326	3,687,310
Global Power Equipment Group Inc. (1)	130,608	1,251,225
Gorman-Rupp Co. (The)	43,852	941,064
IDEX Corp.	114,751	4,630,203
JLG Industries Inc. (2)	154,018	3,319,088
Joy Global Inc.	186,246	6,529,785
Kadant Inc. (1)	39,589	734,376
Lindsay Manufacturing Co. (2)	5,963	113,774
NACCO Industries Inc.	22,161	2,259,092
Robbins & Myers Inc. (2)	51,559	1,134,814

Sauer-Danfoss Inc.	40,512	916,787
Stewart & Stevenson Services Inc.	135,848	3,109,561
Tecumseh Products Co. Class A	77,771	3,080,509
Tennant Co.	32,409	1,253,904
Terex Corp. (1)	171,792	7,438,594
Thomas Industries Inc. (2)	68,544	2,717,084
Unova Inc. (1) (2)	207,856	4,292,226

		64,842,361

MANUFACTURING—1.68%
Ameron International Corp.	38,937	1,401,732
Applied Films Corp. (1) (2)	37,965	877,751
AptarGroup Inc.	172,820	8,983,184
Barnes Group Inc. (2)	70,552	1,916,898
Blount International Inc. (1)	10,955	186,016
Ceradyne Inc. (1) (2)	37,344	835,385
EnPro Industries Inc. (1)	97,999	2,694,972
ESCO Technologies Inc. (1) (2)	26,543	2,132,730
Federal Signal Corp. (2)	227,283	3,447,883
Griffon Corp. (1) (2)	106,545	2,281,128
Jacuzzi Brands Inc. (1)	324,035	3,162,582
Lancaster Colony Corp.	113,073	4,811,256
Myers Industries Inc.	115,115	1,624,273
Quixote Corp. (2)	4,363	94,546
Smith (A.O.) Corp. (2)	80,321	2,318,867
Standex International Corp.	57,533	1,570,651
Sturm Ruger & Co. Inc.	5,254	36,410
Tredegar Corp.	130,908	2,207,109
Trinity Industries Inc. (2)	173,477	4,886,847

		45,470,220

MEDIA—1.45%
Charter Communications Inc. Class A (1) (2)	1,274,078	2,038,525
Courier Corp.	18,893	990,749
Crown Media Holdings Inc. (1) (2)	30,530	275,075
Cumulus Media Inc. Class A (1) (2)	99,937	1,424,102
Emmis Communications Corp. (1) (2)	122,515	2,354,738
Entravision Communications Corp. (1)	108,027	958,199
Fisher Communications Inc. (1) (2)	7,874	407,165
4Kids Entertainment Inc. (1) (2)	61,826	1,366,973
Gray Television Inc.	212,007	3,067,741
Hollinger International Inc.	89,646	977,141
Insight Communications Co. Inc. (1) (2)	104,508	1,238,420
Journal Communications Inc. Class A	55,630	920,677
Journal Register Co. (1) (2)	83,365	1,392,196
Liberty Corp.	74,218	3,009,540
Lin TV Corp. Class A (1) (2)	126,594	2,143,236
LodgeNet Entertainment Corp. (1)	13,784	259,691
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	32,727	739,303
Mediacom Communications Corp. (1) (2)	157,406	1,029,435
Paxson Communications Corp. (1) (2)	84,054	57,997
Primedia Inc. (1)	623,791	2,713,491
Pulitzer Inc.	39,524	2,518,865
Readers Digest Association Inc. (The)	150,464	2,604,532
Regent Communications Inc. (1)	91,261	488,246
Scholastic Corp. (1) (2)	142,680	5,263,465
Sinclair Broadcast Group Inc. Class A	78,235	628,227
Value Line Inc.	6,482	252,798
Young Broadcasting Inc. Class A (1)	34,080	294,451

		39,414,978

METAL FABRICATE & HARDWARE—1.19%
CIRCOR International Inc.	72,486	1,786,780
Commercial Metals Co.	274,621	9,306,906
Kaydon Corp. (2)	81,444	2,557,342
Lawson Products Inc.	23,279	1,089,457

Metals USA Inc. (1)	95,355	1,868,004
Mueller Industries Inc.	120,013	3,378,366
NN Inc.	79,426	978,528
NS Group Inc. (1)	89,805	2,820,775
Penn Engineering & Manufacturing Corp.	48,165	869,378
Quanex Corp.	116,471	6,210,234
Valmont Industries Inc.	67,953	1,516,711

		32,382,481

MINING—0.67%
AMCOL International Corp. (2)	87,187	1,635,628
Brush Engineered Materials Inc. (1) (2)	89,496	1,703,109
Compass Minerals International Inc.	71,293	1,814,407
Hecla Mining Co. (1) (2)	284,024	1,556,452
RTI International Metals Inc. (1) (2)	99,997	2,339,930
Stillwater Mining Co. (1)	152,239	1,499,554
Titanium Metals Corp. (1) (2)	31,269	1,125,684
USEC Inc.	396,446	6,454,141

		18,128,905

OFFICE & BUSINESS EQUIPMENT—0.00%
CompX International Inc.	7,633	129,608

		129,608

OFFICE FURNISHINGS—0.06%
Interface Inc. Class A (1) (2)	211,290	1,440,998
Knoll Inc.	17,097	285,178

		1,726,176

OIL & GAS—4.44%
Berry Petroleum Co. Class A (2)	62,294	3,205,026
Bill Barrett Corp. (1)	21,149	611,418
Cabot Oil & Gas Corp.	97,335	5,368,025
Callon Petroleum Co. (1)	26,238	407,739
Cimarex Energy Co. (1)	195,597	7,628,283
Clayton Williams Energy Inc. (1) (2)	5,171	133,929
Comstock Resources Inc. (1)	20,549	590,578
Encore Acquisition Co. (1) (2)	104,461	4,314,239
Energy Partners Ltd. (1) (2)	121,286	3,149,797
Forest Oil Corp. (1) (2)	238,052	9,641,106
Giant Industries Inc. (1)	53,212	1,367,548
Harvest Natural Resources Inc. (1) (2)	169,820	2,019,160
Helmerich & Payne Inc.	106,218	4,215,792
Holly Corp. (2)	96,200	3,585,374
Houston Exploration Co. (1)	59,670	3,398,207
Magnum Hunter Resources Inc. (1)	152,742	2,460,674
McMoRan Exploration Co. (1) (2)	40,962	823,336
Meridian Resource Corp. (The) (1)	290,994	1,501,529
Parker Drilling Co. (1)	445,788	2,563,281
PetroCorp Inc. Escrow (3)	19,086	—
Plains Exploration & Production Co. (1)	293,571	10,245,628
Range Resources Corp.	194,849	4,551,673
Remington Oil & Gas Corp. (1)	14,633	461,232
Southwestern Energy Co. (1)	130,658	7,416,148
Spinnaker Exploration Co. (1)	68,057	2,418,065
St. Mary Land & Exploration Co. (2)	134,958	6,754,648
Stone Energy Corp. (1)	86,682	4,210,145
Swift Energy Co. (1)	130,980	3,725,071
Tesoro Corp. (1)	309,927	11,473,498
TODCO Class A (1)	56,883	1,469,857
Vintage Petroleum Inc.	240,359	7,561,694
W&T Offshore Inc. (1)	20,330	422,051
Warren Resources Inc. (1)	26,682	286,298
Whiting Petroleum Corp. (1) (2)	57,675	2,351,987

		120,333,036

OIL & GAS SERVICES—1.67%
Dril-Quip Inc. (1)	30,757	945,470
Global Industries Ltd. (1)	383,960	3,609,224
Gulf Island Fabrication Inc.	6,118	143,528
Hanover Compressor Co. (1) (2)	363,337	4,385,478
Hornbeck Offshore Services Inc. (1)	19,163	480,225
Hydril Co. LP (1)	25,026	1,461,769
Key Energy Services Inc. (1)	617,219	7,079,502
Lone Star Technologies Inc. (1)	29,009	1,143,825
Lufkin Industries Inc.	33,621	1,623,558
Matrix Service Co. (1) (2)	38,207	166,200
Newpark Resources Inc. (1)	164,971	971,679
Oceaneering International Inc. (1) (2)	117,943	4,422,863
Oil States International Inc. (1)	95,704	1,966,717
RPC Inc.	62,178	944,484
Seacor Holdings Inc. (1) (2)	87,709	5,591,449
Superior Energy Services Inc. (1)	115,860	1,992,792
Universal Compression Holdings Inc. (1) (2)	81,339	3,080,308
Veritas DGC Inc. (1)	106,624	3,194,455
W-H Energy Services Inc. (1)	83,928	2,008,397

		45,211,923

PACKAGING & CONTAINERS—0.49%
Anchor Glass Container Corp.	23,779	53,265
Chesapeake Corp. (2)	92,157	1,937,140
Crown Holdings Inc. (1)	352,885	5,490,891
Greif Inc. Class A (2)	61,554	4,289,083
Silgan Holdings Inc.	23,345	1,516,958

		13,287,337

PHARMACEUTICALS—0.70%
Abgenix Inc. (1) (2)	211,147	1,478,029
Accelrys Inc. (1) (2)	128,253	760,540
Alpharma Inc. Class A	185,526	2,285,680
AtheroGenics Inc. (1) (2)	82,559	1,080,697
Caraco Pharmaceutical Laboratories Ltd. (1)	3,647	29,832
Conor Medsystems Inc. (1)	3,498	56,982
Cubist Pharmaceuticals Inc. (1) (2)	51,190	543,638
First Horizon Pharmaceutical Corp. (1) (2)	9,151	154,469
Guilford Pharmaceuticals Inc. (1) (2)	90,861	208,980
Idenix Pharmaceuticals Inc. (1)	3,720	73,842
Indevus Pharmaceuticals Inc. (1) (2)	17,571	48,847
MannKind Corp. (1) (2)	8,284	117,881
Medarex Inc. (1)	295,999	2,110,473
Nature’s Sunshine Products Inc.	37,417	642,450
NitroMed Inc. (1) (2)	10,519	182,084
Omega Protein Corp. (1) (2)	28,895	197,064
Perrigo Co.	212,092	4,061,562
Prestige Brands Holdings Inc. (1)	41,048	724,497
Renovis Inc. (1) (2)	2,458	19,836
Threshold Pharmaceuticals Inc. (1)	2,664	15,957
Valeant Pharmaceuticals International (2)	103,862	2,338,972
ViaCell Inc. (1)	2,290	17,267
Vicuron Pharmaceuticals Inc. (1) (2)	124,659	1,964,626

		19,114,205

PIPELINES—0.03%
TransMontaigne Inc. (1)	103,823	830,584

		830,584

REAL ESTATE—0.50%
Avatar Holdings Inc. (1) (2)	21,785	1,020,627
Bluegreen Corp. (1)	58,811	755,721
CB Richard Ellis Group Inc. Class A (1)	47,366	1,657,336
HouseValues Inc. (1)	14,216	178,837
Jones Lang LaSalle Inc. (1)	115,757	5,400,064
Tarragon Corp. (1) (2)	49,411	997,608
Trammell Crow Co. (1)	154,690	3,181,973
ZipRealty Inc. (1)	20,212	284,787

		13,476,953

REAL ESTATE INVESTMENT TRUSTS—11.67%
Aames Investment Corp.	170,219	1,395,796
Acadia Realty Trust (2)	124,720	2,005,498
Affordable Residential Communities Inc. (2)	117,293	1,483,756
Alexandria Real Estate Equities Inc.	80,226	5,164,950
American Campus Communities Inc.	53,913	1,132,173
American Financial Realty Trust (2)	518,432	7,584,660
American Home Mortgage Investment Corp.	93,145	2,667,673
AMLI Residential Properties Trust (2)	119,584	3,275,406
Anthracite Capital Inc.	251,381	2,800,384
Anworth Mortgage Asset Corp.	217,779	2,079,789
Arbor Realty Trust Inc.	35,655	882,461
Ashford Hospitality Trust Inc.	129,016	1,315,963
Bedford Property Investors Inc.	68,782	1,501,511
Bimini Mortgage Management Inc. Class A	87,134	1,206,806
BioMed Realty Trust Inc. (2)	138,288	2,848,733
Brandywine Realty Trust (2)	226,908	6,444,187
Burnham Pacific Properties Inc.	1,448	101
Capital Automotive	176,624	5,849,787
Capital Lease Funding Inc. (2)	106,986	1,182,195
Capstead Mortgage Corp. (2)	88,947	760,497
CarrAmerica Realty Corp.	256,965	8,107,246
Cedar Shopping Centers Inc.	77,952	1,110,036
Colonial Properties Trust (2)	89,560	3,440,000
Commercial Net Lease Realty Inc. (2)	244,201	4,505,508
Cornerstone Realty Income Trust Inc.	238,915	2,370,037
Corporate Office Properties Trust (2)	173,463	4,593,300
Correctional Properties Trust	52,113	1,315,853
Cousins Properties Inc.	104,353	2,699,612
CRT Properties Inc.	147,516	3,212,898
Digital Realty Trust Inc.	88,904	1,277,550
EastGroup Properties Inc.	99,038	3,733,733
ECC Capital Corp. (1)	185,245	1,111,470
Education Realty Trust Inc. (1)	61,412	1,021,282
Entertainment Properties Trust	120,172	4,978,726
Equity Inns Inc.	249,805	2,755,349
Equity Lifestyle Properties Inc.	41,324	1,456,671
Equity One Inc. (2)	66,602	1,371,335
Essex Property Trust Inc.	84,827	5,861,546
Extra Space Storage Inc.	99,766	1,346,841
FelCor Lodging Trust Inc. (1) (2)	233,033	2,896,600
Fieldstone Investment Corp. (1)	159,586	2,317,189
First Industrial Realty Trust Inc. (2)	194,869	7,371,894
Gables Residential Trust (2)	138,274	4,604,524
Getty Realty Corp.	72,464	1,851,455
Glenborough Realty Trust Inc. (2)	148,344	2,836,337
Glimcher Realty Trust (2)	104,844	2,484,803
Global Signal Inc.	42,247	1,265,720
GMH Communities Trust	134,754	1,577,969
Government Properties Trust Inc. (2)	92,343	919,736
Gramercy Capital Corp.	53,561	1,044,440
Healthcare Realty Trust Inc. (2)	225,378	8,212,774
Heritage Property Investment Trust Inc. (2)	128,263	3,806,846
Highland Hospitality Corp.	163,390	1,691,087
Highwoods Properties Inc. (2)	253,594	6,801,391
Home Properties Inc.	154,727	6,003,408
HomeBanc Corp.	184,777	1,633,429
Impac Mortgage Holdings Inc. (2)	352,171	6,754,640
Innkeepers USA Trust	173,684	2,242,260
Investors Real Estate Trust	208,206	1,942,562
Kilroy Realty Corp. (2)	134,333	5,495,563
Kite Realty Group Trust	85,365	1,229,256
Kramont Realty Trust	113,720	2,661,048
LaSalle Hotel Properties	138,062	4,010,701

Lexington Corporate Properties Trust	227,544	4,992,315
LTC Properties Inc.	73,104	1,268,354
Luminent Mortgage Capital Inc.	172,168	1,890,405
Maguire Properties Inc.	160,385	3,829,994
Meristar Hospitality Corp. (1)	410,757	2,875,299
MFA Mortgage Investments Inc.	380,977	2,899,235
Mid-America Apartment Communities Inc.	84,101	3,069,687
Mission West Properties Inc.	84,984	900,830
MortgageIT Holdings Inc.	17,156	273,638
National Health Investors Inc.	107,918	2,803,710
Nationwide Health Properties Inc.	314,561	6,357,278
New Century Financial Corp.	39,841	1,865,356
Newcastle Investment Corp. (2)	181,348	5,367,901
Novastar Financial Inc. (2)	112,472	4,050,117
Omega Healthcare Investors Inc.	237,744	2,610,429
Parkway Properties Inc.	66,421	3,101,861
Pennsylvania Real Estate Investment Trust (2)	148,470	5,986,310
Post Properties Inc. (2)	188,003	5,835,613
Prentiss Properties Trust (2)	210,338	7,185,146
PS Business Parks Inc. (2)	74,387	2,997,796
RAIT Investment Trust	120,620	3,235,028
Ramco-Gershenson Properties Trust (2)	67,411	1,830,209
Realty Income Corp. (2)	374,624	8,571,397
Redwood Trust Inc. (2)	86,573	4,430,806
Saul Centers Inc.	52,675	1,685,600
Saxon Capital Inc. (2)	219,465	3,774,798
Senior Housing Properties Trust	267,630	4,464,068
Sovran Self Storage Inc.	74,585	2,955,804
Spirit Finance Corp. (1)	211,001	2,291,471
Strategic Hotel Capital Inc.	90,127	1,324,867
Sun Communities Inc.	76,150	2,726,170
Sunstone Hotel Investors Inc.	106,709	2,288,908
Tanger Factory Outlet Centers Inc.	88,911	1,956,042
Taubman Centers Inc.	124,747	3,460,482
Trustreet Properties Inc. (2)	106,555	1,639,881
Universal Health Realty Income Trust	55,473	1,567,112
Urstadt Biddle Properties Inc. Class A	99,479	1,517,055
U-Store-It Trust	126,431	2,199,899
Washington Real Estate Investment Trust (2)	123,107	3,539,326
Winston Hotels Inc.	109,926	1,286,134

		316,413,282

RETAIL—5.25%
Asbury Automotive Group Inc. (1)	53,073	817,324
Blair Corp. (2)	38,585	1,272,147
Bob Evans Farms Inc. (2)	166,358	3,901,095
Bombay Co. Inc. (The) (1) (2)	79,403	420,836
Bon-Ton Stores Inc. (The)	14,810	267,913
Brown Shoe Co. Inc.	85,517	2,930,668
Buckle Inc. (The)	35,933	1,254,421
Build-A-Bear Workshop Inc. (1) (2)	18,548	568,496
Burlington Coat Factory Warehouse Corp. (2)	86,360	2,478,532
California Pizza Kitchen Inc. (1) (2)	17,339	406,426
Casey’s General Store Inc. (2)	124,516	2,237,553
Cash America International Inc.	49,434	1,084,088
Cato Corp. Class A (2)	92,100	2,970,225
CBRL Group Inc.	196,055	8,097,072
Charming Shoppes Inc. (1) (2)	543,916	4,422,037
Conn’s Inc. (1)	6,505	122,294
CSK Auto Corp. (1)	27,462	484,704
Dave & Buster’s Inc. (1) (2)	52,555	982,779
Deb Shops Inc.	20,243	571,257
Design Within Reach Inc. (1)	8,632	135,825
Domino’s Pizza Inc.	47,025	878,897
Dress Barn Inc. (1) (2)	49,189	896,224
Electronics Boutique Holdings Corp. (1) (2)	12,134	521,398
Finish Line Inc. (The)	16,924	391,791

GameStop Corp. Class B (1)	141,370	3,152,551
Genesco Inc. (1) (2)	62,816	1,785,231
Goody’s Family Clothing Inc. (2)	81,543	736,333
Group 1 Automotive Inc. (1)	92,020	2,420,126
Hancock Fabrics Inc. (2)	90,700	674,808
Haverty Furniture Companies Inc.	87,756	1,338,279
Hollywood Entertainment Corp. (1)	165,816	2,183,797
IHOP Corp. (2)	95,552	4,555,919
Insight Enterprises Inc. (1) (2)	158,632	2,785,578
Jack in the Box Inc. (1)	172,538	6,401,160
Jo-Ann Stores Inc. (1)	89,210	2,505,909
Kirkland’s Inc. (1)	8,809	97,428
Landry’s Restaurants Inc. (2)	91,737	2,653,034
Linens ‘n Things Inc. (1) (2)	175,595	4,360,024
Lithia Motors Inc. Class A	67,411	1,726,396
Lone Star Steakhouse & Saloon Inc.	75,041	2,169,060
Longs Drug Stores Corp. (2)	142,812	4,887,027
MarineMax Inc. (1) (2)	50,632	1,578,706
Men’s Wearhouse Inc. (The) (1)	138,740	5,856,215
Movado Group Inc.	72,059	1,333,092
Movie Gallery Inc. (2)	98,572	2,827,045
New York & Co. Inc. (1)	21,003	421,530
Nu Skin Enterprises Inc. Class A (2)	53,026	1,193,615
O’Charley’s Inc. (1) (2)	87,438	1,900,902
Pantry Inc. (The) (1)	16,415	508,373
Papa John’s International Inc. (1) (2)	27,568	957,161
Payless ShoeSource Inc. (1) (2)	321,546	5,077,211
PC Connection Inc. (1) (2)	34,685	203,601
Pep Boys-Manny, Moe & Jack Inc.	15,797	277,711
Retail Ventures Inc. (1)	37,841	344,732
Rush Enterprises Inc. Class B (1)	6,593	111,158
Ryan’s Restaurant Group Inc. (1)	198,747	2,887,794
School Specialty Inc. (1) (2)	80,448	3,150,344
Shoe Carnival Inc. (1)	20,075	351,313
ShopKo Stores Inc. (1)	138,780	3,083,692
Smart & Final Inc. (1) (2)	55,287	672,290
Sonic Automotive Inc.	130,807	2,970,627
Sports Authority Inc. (The) (1) (2)	62,014	1,705,385
Stage Stores Inc. (1) (2)	88,511	3,397,937
Steak n Shake Co. (The) (1)	13,782	266,682
Systemax Inc. (1)	45,345	246,677
TBC Corp. (1) (2)	93,528	2,605,690
Texas Roadhouse Inc. Class A (1)	20,443	574,039
Too Inc. (1) (2)	162,623	4,011,909
Trans World Entertainment Corp. (1)	104,772	1,543,292
Triarc Companies Inc. Class B (2)	36,021	498,170
United Auto Group Inc. (2)	90,534	2,519,561
West Marine Inc. (1) (2)	6,497	138,126
Zale Corp. (1)	220,457	6,551,982

		142,313,224

SAVINGS & LOANS—3.21%
Abington Community Bancorp Inc. (1)	8,557	110,300
Anchor BanCorp Wisconsin Inc.	93,032	2,615,130
Atlantic Coast Federal Corp. (1)	22,318	278,082
Bank Mutual Corp.	331,251	3,915,387
BankAtlantic Bancorp Inc. Class A	180,125	3,134,175
BankUnited Financial Corp. Class A (1) (2)	125,686	3,375,926
Berkshire Hills Bancorp Inc.	23,448	791,370
Beverly Hills Bancorp Inc.	63,203	677,536
Brookline Bancorp Inc. (2)	278,974	4,156,713
Citizens First Bancorp Inc.	40,409	902,737
Clifton Savings Bancorp Inc.	48,596	544,275
Commercial Capital Bancorp Inc.	66,758	1,358,525
Commercial Federal Corp.	192,737	5,329,178
Dime Community Bancshares (2)	146,135	2,221,252
Downey Financial Corp.	92,719	5,705,000

Fidelity Bankshares Inc.	73,087	1,679,539
First Financial Holdings Inc.	6,150	170,847
First Niagara Financial Group Inc. (2)	559,064	7,385,235
First Place Financial Corp.	64,775	1,185,383
FirstFed Financial Corp. (1)	80,137	4,087,788
Flagstar Bancorp Inc. (2)	27,845	544,370
Flushing Financial Corp.	80,269	1,460,896
Franklin Bank Corp. (Texas) (1)	50,810	876,473
Harbor Florida Bancshares Inc. (2)	78,952	2,692,263
Home Federal Bancorp Inc. (1)	15,846	192,529
Horizon Financial Corp.	49,178	923,563
ITLA Capital Corp. (1)	23,670	1,182,553
Kearny Financial Corp. (1)	59,186	658,148
MAF Bancorp Inc.	131,759	5,473,269
NASB Financial Inc.	671	26,572
Northwest Bancorp Inc.	93,597	2,003,912
OceanFirst Financial Corp.	44,256	1,016,560
Partners Trust Financial Group Inc. (2)	146,859	1,556,705
PennFed Financial Services Inc.	43,410	644,204
PFF Bancorp Inc.	69,656	1,922,506
Provident Bancorp Inc.	48,105	588,805
Provident Financial Holdings Inc.	23,713	705,225
Provident Financial Services Inc. (2)	335,170	5,731,407
Sterling Financial Corp. (Washington) (1)	106,747	3,810,868
TierOne Corp.	86,251	2,026,899
United Community Financial Corp.	128,194	1,421,671
Westfield Financial Inc.	13,836	345,900
WSFS Financial Corp.	28,358	1,490,496

		86,920,172

SEMICONDUCTORS—0.85%
Actel Corp. (1)	17,660	271,611
Alliance Semiconductor Corp. (1)	96,346	239,902
Axcelis Technologies Inc. (1) (2)	95,961	700,515
Cohu Inc.	101,317	1,616,006
Credence Systems Corp. (1)	21,076	166,711
DuPont Photomasks Inc. (1) (2)	32,508	866,988
Emulex Corp. (1) (2)	289,011	5,444,967
Entegris Inc. (1)	23,264	230,081
ESS Technology Inc. (1)	18,485	97,416
Exar Corp. (1) (2)	133,720	1,791,848
Genesis Microchip Inc. (1) (2)	73,869	1,067,407
Integrated Device Technology Inc. (1)	100,427	1,208,137
Integrated Silicon Solution Inc. (1) (2)	145,238	973,095
IXYS Corp. (1)	4,153	47,510
Lattice Semiconductor Corp. (1)	283,127	1,520,392
Leadis Technology Inc. (1)	4,405	26,342
Microtune Inc. (1) (2)	39,138	168,685
MKS Instruments Inc. (1)	26,080	414,150
Monolithic Power Systems Inc. (1)	4,744	41,890
Monolithic System Technology Inc. (1)	7,676	44,905
ON Semiconductor Corp. (1)	29,719	117,390
Pericom Semiconductor Corp. (1)	40,630	348,199
Photronics Inc. (1) (2)	104,069	1,883,649
PortalPlayer Inc. (1) (2)	4,852	110,771
Rudolph Technologies Inc. (1)	4,987	75,104
SiRF Technology Holdings Inc. (1)	7,940	88,610
Skyworks Solutions Inc. (1)	73,617	467,468
Standard Microsystems Corp. (1)	46,955	815,139
Supertex Inc. (1)	2,544	46,581
TriQuint Semiconductor Inc. (1)	264,654	894,531
Ultratech Inc. (1) (2)	14,691	214,489
Veeco Instruments Inc. (1)	11,507	173,180
Volterra Semiconductor Corp. (1)	3,314	44,739
Zoran Corp. (1) (2)	93,443	967,135

		23,185,543

SOFTWARE—1.42%
Allscripts Healthcare Solutions Inc. (1) (2)	50,208	717,974
American Reprographics Co. (1)	8,816	126,510
ANSYS Inc. (1)	17,656	604,012
Ascential Software Corp. (1)	205,501	3,807,934
Atari Inc. (1)	32,230	101,847
Blackbaud Inc.	8,289	104,441
Blackboard Inc. (1) (2)	6,670	116,325
Borland Software Corp. (1)	216,725	1,759,807
CallWave Inc. (1)	4,559	26,898
Captaris Inc. (1)	45,768	185,360
CCC Information Services Group Inc. (1)	2,242	51,230
CSG Systems International Inc. (1) (2)	74,883	1,219,844
Digi International Inc. (1)	23,898	327,881
eFunds Corp. (1)	226,384	5,052,891
Emageon Inc. (1)	3,171	56,951
EPIQ Systems Inc. (1)	64,677	839,507
InPhonic Inc. (1) (2)	8,971	203,776
InterVideo Inc. (1)	4,194	46,134
JDA Software Group Inc. (1)	108,484	1,523,115
Keane Inc. (1) (2)	94,683	1,233,719
Lawson Software Inc. (1)	226,947	1,338,987
ManTech International Corp. Class A (1)	29,446	679,319
Manugistics Group Inc. (1)	146,910	246,809
MapInfo Corp. (1) (2)	78,159	941,034
Midway Games Inc. (1) (2)	25,269	259,260
MRO Software Inc. (1)	79,997	1,122,358
NDCHealth Corp. (2)	122,040	1,950,199
NetIQ Corp. (1)	269,558	3,081,048
Parametric Technology Corp. (1)	591,549	3,306,759
Pegasystems Inc. (1)	6,657	35,815
Pinnacle Systems Inc. (1)	155,461	869,027
PLATO Learning Inc. (1)	40,218	313,700
Progress Software Corp. (1)	9,517	249,536
Safeguard Scientifics Inc. (1)	328,290	466,172
Salesforce.com Inc. (1)	11,788	176,702
ScanSoft Inc. (1) (2)	84,676	314,995
SPSS Inc. (1)	4,941	85,924
SYNNEX Corp. (1)	33,966	591,688
Take-Two Interactive Software Inc. (1) (2)	37,037	1,448,147
THQ Inc. (1) (2)	98,973	2,785,100
Ulticom Inc. (1)	14,039	156,254

		38,524,989

STORAGE & WAREHOUSING—0.05%
Mobile Mini Inc. (1) (2)	32,743	1,323,145

		1,323,145

TELECOMMUNICATIONS—2.09%
Adaptec Inc. (1) (2)	515,624	2,469,839
Aeroflex Inc. (1)	16,817	156,903
Alamosa Holdings Inc. (1)	81,347	949,319
Alaska Communications Systems Group Inc.	61,429	617,361
Anaren Inc. (1)	33,592	407,471
Anixter International Inc. (1)	73,863	2,670,147
Arris Group Inc. (1)	86,453	597,390
Audiovox Corp. Class A (1) (2)	38,014	484,298
Black Box Corp. (2)	76,246	2,852,363
Boston Communications Group Inc. (1) (2)	36,519	260,015
Broadwing Corp. (1) (2)	262,559	1,086,994
C-COR Inc. (1)	88,007	535,083
Centennial Communications Corp. (1)	57,241	621,065
Cincinnati Bell Inc. (1)	1,159,241	4,926,774
Commonwealth Telephone Enterprises Inc. (1) (2)	50,538	2,382,361
CommScope Inc. (1) (2)	96,171	1,438,718
Comtech Telecommunications Corp. (1)	17,590	916,439
CT Communications Inc. (2)	89,542	942,877

D&E Communications Inc.	56,356	514,530
Dobson Communications Corp. Class A (1) (2)	243,657	492,187
Eagle Broadband Inc. (1) (2)	1,076,999	366,180
EMS Technologies Inc. (1)	11,846	161,106
Enterasys Networks Inc. (1)	443,261	620,565
Extreme Networks Inc. (1)	135,864	800,239
FairPoint Communications Inc.	53,081	794,623
Finisar Corp. (1) (2)	85,482	106,853
General Communication Inc. Class A (1)	214,821	1,961,316
Golden Telecom Inc. (2)	28,090	719,104
Hypercom Corp. (1)	78,708	372,289
Iowa Telecommunications Services Inc.	56,047	1,092,917
ITC DeltaCom Inc. (1)	25,849	20,421
JAMDAT Mobile Inc. (1)	5,382	92,786
MasTec Inc. (1) (2)	112,256	921,622
MRV Communications Inc. (1) (2)	458,693	1,481,578
Network Equipment Technologies Inc. (1)	27,411	154,324
Newport Corp. (1) (2)	106,436	1,542,258
Oplink Communications Inc. (1)	226,089	354,960
Optical Communication Products Inc. (1)	38,201	66,470
Powerwave Technologies Inc. (1) (2)	264,438	2,046,750
Price Communications Corp. (1) (2)	189,508	3,316,390
Primus Telecommunications Group Inc. (1) (2)	357,868	561,853
REMEC Inc. (1) (2)	118,940	628,003
SafeNet Inc. (1) (2)	57,041	1,671,872
Shenandoah Telecommunications Co.	29,363	910,253
SureWest Communications (2)	12,870	296,782
Sycamore Networks Inc. (1)	824,900	2,936,644
Symmetricom Inc. (1)	33,019	366,181
Syniverse Holdings Inc. (1)	13,764	189,943
TALK America Holdings Inc. (1) (2)	127,702	823,678
Time Warner Telecom Inc. Class A (1)	235,370	934,419
Triton PCS Holdings Inc. Class A (1)	182,284	404,670
USA Mobility Inc. (1)	83,780	2,714,472
Valor Communications Group Inc.	84,910	1,228,648
Zhone Technologies Inc. (1) (2)	262,229	668,684

		56,650,987

TEXTILES—0.25%
Angelica Corp. (2)	42,331	1,185,268
G&K Services Inc. Class A	82,396	3,319,735
UniFirst Corp.	42,736	1,705,166
Weyco Group Inc.	12,988	568,615

		6,778,784

TOYS, GAMES & HOBBIES—0.27%
Action Performance Companies Inc. (2)	72,999	965,777
Department 56 Inc. (1)	62,626	1,093,450
Jakks Pacific Inc. (1) (2)	119,734	2,570,689
LeapFrog Enterprises Inc. (1) (2)	8,506	96,543
RC2 Corp. (1)	35,113	1,193,842
Topps Co. (The) (2)	155,590	1,432,984

		7,353,285

TRANSPORTATION—2.49%
Alexander & Baldwin Inc.	201,021	8,282,065
Arkansas Best Corp.	32,609	1,231,968
Central Freight Lines Inc. (1)	3,280	11,677
Covenant Transport Inc. Class A (1)	41,687	733,691
Florida East Coast Industries Inc.	95,345	4,050,256
Genesee & Wyoming Inc. Class A (1)	77,323	2,003,439
GulfMark Offshore Inc. (1)	32,388	839,173
Heartland Express Inc.	21,869	418,791
Hub Group Inc. Class A (1)	7,932	497,098
Kansas City Southern Industries Inc. (1) (2)	147,795	2,846,532
Kirby Corp. (1) (2)	51,244	2,153,785
Laidlaw International Inc. (1)	491,046	10,213,757

Landstar System Inc. (1) (2)	18,038	590,745
Marten Transport Ltd. (1) (2)	38,528	821,802
Offshore Logistics Inc. (1)	95,427	3,179,628
Overnite Corp. (2)	132,341	4,233,589
Overseas Shipholding Group Inc.	127,196	8,001,900
P.A.M. Transportation Services Inc. (1)	30,536	525,219
Pacer International Inc. (1)	38,428	918,045
Quality Distribution Inc. (1)	19,495	211,521
RailAmerica Inc. (1)	133,849	1,670,436
SCS Transportation Inc. (1)	23,188	431,065
Seabulk International Inc. (1)	27,221	565,925
Swift Transportation Co. Inc. (1) (2)	164,168	3,634,680
U.S. Xpress Enterprises Inc. Class A (1)	18,787	307,167
Universal Truckload Services Inc. (1)	8,166	172,303
USF Corp.	131,057	6,324,811
Werner Enterprises Inc.	142,056	2,760,148

		67,631,216

TRUCKING & LEASING—0.37%
AMERCO	26,499	1,226,904
GATX Corp. (2)	233,004	7,733,403
Greenbrier Companies Inc. (The)	26,897	943,816

		9,904,123

WATER—0.35%
American States Water Co.	78,687	1,990,781
California Water Service Group (2)	80,561	2,688,321
Connecticut Water Service Inc. (2)	38,223	953,282
Middlesex Water Co. (2)	45,053	817,712
PICO Holdings Inc. (1)	38,148	988,415
SJW Corp.	30,547	1,073,116
Southwest Water Co. (2)	92,546	965,255

		9,476,882

TOTAL COMMON STOCKS (Cost: $2,436,928,179)		2,706,450,701

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.31%

COMMERCIAL PAPER(4)—6.82%
Amstel Funding Corp.
2.95%, 08/19/05	$1,378,951	1,363,131
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	23,431,487	23,405,726
ANZ National Bank Ltd.
2.94%, 08/15/05	1,658,749	1,640,357
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	2,819,873	2,815,400
Cantabric Finance LLC
2.80%, 04/29/05	1,791,449	1,787,547
Chariot Funding LLC
2.70%, 04/06/05	895,724	895,388
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	3,350,673	3,347,825
Corporate Asset Funding
2.75%, 05/05/05	2,322,248	2,316,217
CRC Funding LLC
2.74%, 04/28/05	1,658,749	1,655,340
DEPFA Bank PLC
2.28%, 05/03/05	1,658,749	1,655,395
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	11,279,492	11,225,519

Fairway Finance LLC
3.15%, 09/15/05	2,951,080	2,907,957
Falcon Asset Securitization Corp.
2.75%, 04/14/05	1,326,999	1,325,684
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	4,113,697	4,105,517
Fortis Funding LLC
2.35%, 05/09/05	4,644,497	4,632,976
General Electric Capital Corp.
2.74%, 07/07/05	1,658,749	1,646,503
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	9,430,186	9,412,173
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	9,952,493	9,830,096
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	25,634,571	25,602,223
Kitty Hawk Funding Corp.
2.75%, 04/15/05	4,625,753	4,620,807
Liberty Street Funding Corp.
2.80%, 04/20/05	1,663,095	1,660,637
Moat Funding LLC
2.74%, 05/02/05	2,322,248	2,316,769
Mortgage Interest Networking Trust
2.77%, 04/13/05	2,753,523	2,750,981
New Center Asset Trust
2.80%, 04/15/05	3,317,498	3,313,885
Nordea North America Inc.
2.74%, 07/11/05	1,658,749	1,645,998
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	3,784,104	3,779,410
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	10,681,348	10,666,057
Polonius Inc.
2.82%, 04/28/05	2,753,523	2,747,699
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	2,857,162	2,854,286
Ranger Funding Co. LLC
2.75%, 04/14/05	4,976,247	4,971,314
Santander Central Hispano
2.75%, 07/08/05	4,146,872	4,115,885
Scaldis Capital LLC
2.75%, 07/08/05	830,303	824,088
Societe Generale
2.75%, 05/03/05	2,985,748	2,978,449
Sydney Capital Corp.
2.75%, 04/12/05	5,791,356	5,786,489
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	2,886,223	2,881,958
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	2,890,668	2,887,724
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	2,163,440	2,161,291
Tulip Funding Corp.
2.71%, 04/08/05	2,743,405	2,741,959
Variable Funding Capital Corp.
2.80%, 04/20/05	2,554,473	2,550,698
Yorktown Capital LLC
2.80%, 04/20/05	5,208,471	5,200,775

		185,028,133

FLOATING RATE NOTES(4)—9.71%
Allstate Life Global Funding II
2.74%, 01/10/06 (5)	1,526,049	1,526,095
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	11,611,242	11,613,129
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	2,156,374	2,155,883

Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (5)	10,781,868	10,782,724
BMW US Capital LLC
2.82%, 04/18/06 (5)	3,317,498	3,317,498
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	11,279,492	11,277,575
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (5)	9,952,493	9,952,095
Commodore CDO Ltd.
3.08%, 12/12/05	829,374	829,374
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	9,952,493	9,951,191
DEPFA Bank PLC
2.99%, 12/15/05	3,317,498	3,317,498
Dorada Finance Inc.
2.66%, 07/29/05 (5)	2,753,523	2,753,253
Fairway Finance LLC
2.80%, 06/20/05	1,658,749	1,658,712
Fifth Third Bancorp
2.81%, 02/23/06 (5)	6,634,996	6,634,996
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (5)	4,312,747	4,312,924
General Electric Capital Corp.
2.86%, 03/09/06	1,492,874	1,494,775
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	1,211,307	1,211,307
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	2,156,374	2,156,374
Hartford Life Global Funding Trust
2.80%, 02/15/06	3,317,498	3,317,498
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	9,952,493	9,952,494
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (5)	14,928,740	14,928,961
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (5)	3,483,373	3,483,372
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (5)	13,601,741	13,604,791
Lothian Mortgages PLC
2.84%, 01/24/06 (5)	6,634,996	6,634,996
Marshall & Ilsley Corp.
2.95%, 02/20/06	3,317,498	3,321,025
MetLife Funding Inc.
2.74%, 03/06/06 (5)	4,976,247	4,976,247
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	8,293,744	8,293,262
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (5)	12,274,742	12,277,075
Norddeutsche Landesbank
2.63%, 07/27/05	3,317,498	3,317,123
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (5)	9,952,493	9,952,494
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	11,777,117	11,777,117
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (5)	1,824,624	1,824,261
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (5)	16,919,239	16,919,900
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (5)	10,207,941	10,207,606
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	9,952,493	9,952,494
Wells Fargo & Co.
2.78%, 03/15/06 (5)	1,658,749	1,658,969
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (5)	11,611,242	11,610,369

White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (5)	16,720,189	16,719,066
Winston Funding Ltd.
2.75%, 04/25/05 (5)	2,368,693	2,368,694
World Savings Bank
2.71%, 09/09/05	1,161,124	1,161,073

		263,204,290

MONEY MARKET FUNDS—0.62%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (6)	13,269,991	13,269,991
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (6)	1,545,674	1,545,674
BlackRock Temp Cash Money Market Fund (4)	618,688	618,688
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	1,390,626	1,390,626

		16,824,979

REPURCHASE AGREEMENTS(4)—6.98%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $72,990,816 and effective yields of 2.89% - 2.90%. (7)	$72,984,951	72,984,951
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $66,355,282 and an effective yield of 2.89%. (7)	66,349,955	66,349,955
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $49,766,461 and an effective yield of 2.89%. (7)	49,762,467	49,762,467

		189,097,373

TIME DEPOSITS(4)—3.85%
Abbey National Treasury Services PLC
1.39%, 04/08/05	2,322,248	2,322,230
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	3,317,498	3,317,498
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	4,644,497	4,644,498
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	4,312,747	4,312,747
First Tennessee Bank
2.77%, 04/15/05	1,658,749	1,658,749
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	4,113,697	4,113,698
Natexis Banques
2.98%, 08/18/05	3,317,498	3,317,498
Norddeutsche Landesbank
2.11%, 06/07/05	3,317,498	3,317,377
Rabobank Nederland NV NY
2.84%, 04/01/05	24,410,314	24,410,314
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	8,127,870	8,127,869
SunTrust Bank
2.68%, 05/03/05	3,317,498	3,317,209
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	11,279,492	11,279,154
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	5,971,496	5,971,475
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	16,421,614	16,421,614
Wells Fargo Bank N.A.
2.79%, 04/15/05	3,317,498	3,317,485
World Savings Bank
2.75%, 05/03/05	4,644,497	4,644,497

		104,493,912

U.S. GOVERNMENT AGENCY NOTES(4)—0.33%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	3,976,121	3,970,728
Federal National Mortgage Association
2.33%, 07/22/05	4,976,247	4,940,252

		8,910,980

TOTAL SHORT-TERM INVESTMENTS (Cost: $767,559,667)		767,559,667

TOTAL INVESTMENTS IN SECURITIES — 128.13% (Cost: $3,204,487,846)		3,474,010,368
Other Assets, Less Liabilities — (28.13%)		(762,677,865)

NET ASSETS — 100.00%		$2,711,332,503

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.26%
Getty Images Inc. (1) (2)	7,373	$524,293
Harte-Hanks Inc.	10,113	278,714
Interpublic Group of Companies Inc. (1)	71,370	876,424
Lamar Advertising Co. (1)	14,170	570,909
Omnicom Group Inc. (2)	31,874	2,821,486
West Corp. (1)	3,150	100,800

		5,172,626

AEROSPACE & DEFENSE—1.78%
Alliant Techsystems Inc. (1)	6,223	444,633
Boeing Co. (The) (2)	142,860	8,351,596
General Dynamics Corp.	33,582	3,594,953
Goodrich (B.F.) Co.	19,853	760,171
L-3 Communications Holdings Inc.	17,473	1,240,932
Lockheed Martin Corp.	63,231	3,860,885
Northrop Grumman Corp.	60,636	3,273,131
Raytheon Co.	76,063	2,943,638
Rockwell Collins Inc.	29,813	1,418,801
United Defense Industries Inc.	7,982	586,038
United Technologies Corp.	87,080	8,852,553

		35,327,331

AGRICULTURE—1.48%
Altria Group Inc.	347,360	22,713,870
Loews Corp. - Carolina Group	9,908	327,955
Monsanto Co.	44,772	2,887,794
Reynolds American Inc. (2)	25,260	2,035,703
UST Inc.	28,070	1,451,219

		29,416,541

AIRLINES—0.13%
AMR Corp. (1) (2)	27,686	296,240
JetBlue Airways Corp. (1) (2)	15,516	295,425
Southwest Airlines Co.	133,042	1,894,518

		2,486,183

APPAREL—0.38%
Coach Inc. (1)	31,676	1,793,812
Columbia Sportswear Co. (1) (2)	2,671	142,177
Jones Apparel Group Inc.	21,237	711,227
Liz Claiborne Inc.	18,940	760,062
Nike Inc. Class B	27,769	2,313,435
Polo Ralph Lauren Corp. (2)	7,410	287,508
Reebok International Ltd. (2)	8,807	390,150
Timberland Co. Class A (1)	3,548	251,660
VF Corp.	14,371	849,901

		7,499,932

AUTO MANUFACTURERS—0.44%
Ford Motor Co.	296,784	3,362,563
General Motors Corp. (2)	78,014	2,292,831
Navistar International Corp. (1)	10,521	382,964
Oshkosh Truck Corp. (2)	6,065	497,269
PACCAR Inc.	29,555	2,139,486

		8,675,113

AUTO PARTS & EQUIPMENT—0.22%
American Axle & Manufacturing Holdings Inc.	6,613	162,018
Autoliv Inc.	15,934	759,255
BorgWarner Inc.	9,579	466,306
Dana Corp.	25,604	327,475
Delphi Corp.	80,458	360,452
Johnson Controls Inc.	31,987	1,783,595
Lear Corp.	11,767	521,984
TRW Automotive Holdings Corp. (1)	4,235	82,286

		4,463,371

BANKS—6.52%
AmSouth Bancorp (2)	59,237	1,537,200
Associated Bancorp (2)	21,804	680,939
Assurant Inc.	13,627	459,230
Bank of America Corp.	690,615	30,456,122
Bank of Hawaii Corp.	8,985	406,661
Bank of New York Co. Inc. (The)	131,201	3,811,389
BB&T Corp. (2)	93,579	3,657,067
BOK Financial Corp. (1)	3,074	125,050
City National Corp.	6,860	478,965
Colonial BancGroup Inc. (The) (2)	24,878	510,497
Comerica Inc. (2)	29,311	1,614,450
Commerce Bancorp Inc. (2)	23,740	770,838
Commerce Bancshares Inc. (2)	10,424	502,437
Compass Bancshares Inc.	20,650	937,510
Cullen/Frost Bankers Inc.	8,881	400,977
Fifth Third Bancorp	79,683	3,424,775
First Horizon National Corp. (2)	20,766	847,045
First Marblehead Corp. (The) (1)	3,233	185,994
FirstMerit Corp. (2)	14,585	390,295
Fremont General Corp. (2)	10,789	237,250
Fulton Financial Corp. (2)	20,566	448,133
Genworth Financial Inc. Class A	24,329	669,534
Hibernia Corp. Class A	26,138	836,677
Hudson United Bancorp	7,685	270,896
Huntington Bancshares Inc.	38,714	925,265
International Bancshares Corp.	6,151	213,255
Investors Financial Services Corp. (2)	11,294	552,390
KeyCorp (2)	69,130	2,243,268
M&T Bank Corp. (2)	12,685	1,294,631
Marshall & Ilsley Corp. (2)	37,561	1,568,172
Mellon Financial Corp.	71,499	2,040,581
Mercantile Bankshares Corp.	13,277	675,268
National City Corp.	95,486	3,198,781
NewAlliance Bancshares Inc.	15,541	217,574
North Fork Bancorp Inc.	72,699	2,016,670
Northern Trust Corp.	33,193	1,441,904
PNC Financial Services Group	47,533	2,446,999
Popular Inc.	44,959	1,093,403
Regions Financial Corp. (2)	77,700	2,517,480
Sky Financial Group Inc.	17,340	465,059
South Financial Group Inc. (The) (2)	11,984	365,991
State Street Corp.	56,618	2,475,339
SunTrust Banks Inc.	55,340	3,988,354
Synovus Financial Corp.	51,918	1,446,435
TCF Financial Corp.	23,902	648,939
TD Banknorth Inc. (1)	14,938	466,663
U.S. Bancorp	321,128	9,254,909
UCBH Holdings Inc. (2)	7,517	299,928
UnionBanCal Corp.	9,478	580,527
Valley National Bancorp (2)	17,051	439,575
W Holding Co. Inc.	18,123	182,499
Wachovia Corp.	272,440	13,869,920
Wells Fargo & Co.	285,854	17,094,069
Whitney Holding Corp.	6,850	304,893
Wilmington Trust Corp. (2)	11,317	397,227
Zions Bancorporation	15,286	1,055,040

		129,440,939

BEVERAGES—2.03%
Anheuser-Busch Companies Inc.	136,288	6,458,688
Brown-Forman Corp. Class B	9,443	517,004
Coca-Cola Co. (The)	357,307	14,888,983
Coca-Cola Enterprises Inc.	40,109	823,037
Constellation Brands Inc. (1)	15,303	809,070
Molson Coors Brewing Co. Class B	6,605	509,708
Pepsi Bottling Group Inc.	25,685	715,327
PepsiAmericas Inc.	12,322	279,217
PepsiCo Inc.	289,162	15,334,261

		40,335,295

BIOTECHNOLOGY—1.37%
Affymetrix Inc. (1) (2)	10,426	446,650
Amgen Inc. (1)	219,499	12,777,037
Biogen Idec Inc. (1)	57,239	1,975,318
Celgene Corp. (1)	27,427	933,889
Charles River Laboratories International Inc. (1)	10,155	477,691
Chiron Corp. (1)	18,633	653,273
Genentech Inc. (1)	74,854	4,237,485
Genzyme Corp. (1) (2)	41,253	2,361,322
ICOS Corp. (1) (2)	9,154	205,599
Invitrogen Corp. (1)	8,761	606,261
Martek Biosciences Corp. (1) (2)	4,767	277,392
MedImmune Inc. (1)	41,989	999,758
Millennium Pharmaceuticals Inc. (1) (2)	51,960	437,503
Millipore Corp. (1)	8,541	370,679
Nektar Therapeutics (1)	14,562	202,994
Protein Design Labs Inc. (1) (2)	16,318	260,925

		27,223,776

BUILDING MATERIALS—0.31%
American Standard Companies Inc. (2)	31,283	1,454,034
Florida Rock Industries Inc. (2)	5,221	307,099
Lafarge North America Inc.	5,627	328,898
Martin Marietta Materials Inc. (2)	8,106	453,288
Masco Corp.	73,831	2,559,721
Vulcan Materials Co. (2)	17,367	986,967

		6,090,007

CHEMICALS—1.68%
Air Products & Chemicals Inc. (2)	38,306	2,424,387
Ashland Inc.	12,022	811,124
Cabot Corp.	10,650	356,029
Celanese Corp. Class A (1)	8,737	157,179
Dow Chemical Co. (The)	158,630	7,907,705
Du Pont (E.I.) de Nemours and Co.	169,479	8,684,104
Eastman Chemical Co.	13,043	769,537
Ecolab Inc.	31,105	1,028,020
Engelhard Corp. (2)	21,186	636,216
Huntsman Corp. (1)	10,396	242,435
International Flavors & Fragrances Inc.	14,329	565,995
Lubrizol Corp.	11,214	455,737
Lyondell Chemical Co.	32,703	913,068
PPG Industries Inc.	28,899	2,066,856
Praxair Inc.	54,781	2,621,819
Rohm & Haas Co.	26,892	1,290,816
RPM International Inc.	20,012	365,819
Sherwin-Williams Co. (The)	20,098	884,111
Sigma-Aldrich Corp.	11,695	716,319
Valspar Corp. (The)	8,783	408,761

		33,306,037

COAL—0.14%
Arch Coal Inc. (2)	10,617	456,637
CONSOL Energy Inc.	15,091	709,579
Massey Energy Co. (2)	12,963	519,039
Peabody Energy Corp.	21,838	1,012,410

		2,697,665

COMMERCIAL SERVICES—1.21%
ADESA Inc.	15,788	368,808

Alliance Data Systems Corp. (1)	7,655	309,262
Apollo Group Inc. Class A (1)	24,692	1,828,690
ARAMARK Corp. Class B (2)	17,510	460,163
BearingPoint Inc. (1) (2)	26,325	230,870
Block (H & R) Inc. (2)	27,719	1,402,027
Career Education Corp. (1)	17,436	597,357
Cendant Corp.	172,073	3,534,379
ChoicePoint Inc. (1)	15,025	602,653
Convergys Corp. (1)	24,925	372,130
Corinthian Colleges Inc. (1) (2)	15,296	240,453
Corporate Executive Board Co. (The) (2)	6,747	431,471
Deluxe Corp. (2)	8,329	331,994
DeVry Inc. (1) (2)	10,046	190,070
Donnelley (R.R.) & Sons Co.	36,897	1,166,683
Education Management Corp. (1)	12,621	352,757
Equifax Inc.	21,861	670,914
Hewitt Associates Inc. Class A (1) (2)	6,992	185,987
Iron Mountain Inc. (1) (2)	18,633	537,376
ITT Educational Services Inc. (1) (2)	7,956	385,866
Laureate Education Inc. (1) (2)	6,668	285,324
Manpower Inc.	15,245	663,462
McKesson Corp. (2)	49,375	1,863,906
MoneyGram International Inc. (2)	15,231	287,714
Moody’s Corp.	21,351	1,726,442
Paychex Inc.	55,633	1,825,875
Pharmaceutical Product Development Inc. (1)	8,231	398,792
PHH Corp. (1)	8,677	189,766
Rent-A-Center Inc. (1)	11,159	304,752
Robert Half International Inc.	24,855	670,091
Service Corp. International (1)	57,435	429,614
ServiceMaster Co. (The)	49,143	663,430
Viad Corp.	3,807	102,408
Weight Watchers International Inc. (1) (2)	7,139	306,834

		23,918,320

COMPUTERS—4.22%
Affiliated Computer Services Inc. Class A (1) (2)	20,750	1,104,730
Apple Computer Inc. (1)	136,284	5,678,954
Cadence Design Systems Inc. (1)	46,319	692,469
Ceridian Corp. (1) (2)	25,583	436,190
Cognizant Technology Solutions Corp. (1) (2)	21,849	1,009,424
Computer Sciences Corp. (1)	31,740	1,455,279
Dell Inc. (1)	428,841	16,476,071
Diebold Inc.	12,156	666,757
DST Systems Inc. (1) (2)	11,840	546,771
Electronic Data Systems Corp.	85,678	1,770,964
EMC Corp. (1)	408,557	5,033,422
Henry (Jack) & Associates Inc.	11,888	213,865
Hewlett-Packard Co.	491,230	10,777,586
International Business Machines Corp. (2)	285,456	26,084,969
Lexmark International Inc. (1) (2)	21,869	1,748,864
Maxtor Corp. (1)	43,358	230,665
National Instruments Corp. (2)	9,293	251,376
NCR Corp. (1) (2)	32,265	1,088,621
Network Appliance Inc. (1)	55,487	1,534,770
Reynolds & Reynolds Co. (The) Class A (2)	10,357	280,260
SanDisk Corp. (1)	30,802	856,296
Storage Technology Corp. (1)	17,905	551,474
Sun Microsystems Inc. (1)	560,410	2,264,056
SunGard Data Systems Inc. (1)	49,375	1,703,437
Synopsys Inc. (1)	24,844	449,676
Unisys Corp. (1)	57,107	403,175
Western Digital Corp. (1)	34,757	443,152

		83,753,273

COSMETICS & PERSONAL CARE—2.36%
Alberto-Culver Co.	12,077	578,005
Avon Products Inc. (2)	79,590	3,417,595
Colgate-Palmolive Co.	89,812	4,685,492
Estee Lauder Companies Inc. Class A	18,333	824,618
Gillette Co. (The)	170,025	8,582,862

Kimberly-Clark Corp.	84,968	5,584,947
Procter & Gamble Co.	435,401	23,076,253

		46,749,772

DISTRIBUTION & WHOLESALE—0.22%
CDW Corp. (2)	10,902	617,925
Fastenal Co. (2)	10,433	577,049
Genuine Parts Co.	29,305	1,274,474
Grainger (W.W.) Inc.	13,154	819,100
Hughes Supply Inc.	11,407	339,358
Ingram Micro Inc. Class A (1)	20,591	343,252
Tech Data Corp. (1)	9,946	368,599

		4,339,757

DIVERSIFIED FINANCIAL SERVICES—7.53%
American Express Co.	191,172	9,820,506
AmeriCredit Corp. (1) (2)	26,398	618,769
Ameritrade Holding Corp. (1) (2)	40,274	411,198
Bear Stearns Companies Inc. (The)	19,274	1,925,473
BlackRock Inc.	3,039	227,712
Capital One Financial Corp.	40,434	3,023,250
CapitalSource Inc. (1) (2)	11,133	256,059
Chicago Mercantile Exchange Holdings Inc.	5,612	1,088,896
CIT Group Inc.	35,787	1,359,906
Citigroup Inc.	875,856	39,360,969
Countrywide Financial Corp.	94,231	3,058,738
Doral Financial Corp.	14,582	319,200
E*TRADE Financial Corp. (1)	61,994	743,928
Eaton Vance Corp.	22,820	534,901
Edwards (A.G.) Inc. (2)	13,737	615,418
Federal Home Loan Mortgage Corp.	116,663	7,373,102
Federal National Mortgage Association	164,197	8,940,527
Federated Investors Inc. Class B	14,040	397,472
Franklin Resources Inc.	26,896	1,846,410
Friedman, Billings, Ramsey Group Inc. Class A (2)	23,448	372,120
Goldman Sachs Group Inc.	55,471	6,101,255
IndyMac Bancorp Inc.	10,439	354,926
Instinet Group Inc. (1)	21,857	128,519
Janus Capital Group Inc. (2)	41,130	573,763
Jefferies Group Inc. (2)	8,675	326,874
JP Morgan Chase & Co.	603,559	20,883,141
Legg Mason Inc.	17,830	1,393,236
Lehman Brothers Holdings Inc.	46,736	4,400,662
MBNA Corp.	191,729	4,706,947
Merrill Lynch & Co. Inc.	162,332	9,187,991
Morgan Stanley	186,231	10,661,725
Nuveen Investments Inc. Class A (2)	3,253	111,643
Providian Financial Corp. (1)	49,475	848,991
Raymond James Financial Inc.	10,217	309,575
Schwab (Charles) Corp. (The)	167,678	1,762,296
SLM Corp.	74,063	3,691,300
Student Loan Corp.	723	151,114
T. Rowe Price Group Inc. (2)	18,267	1,084,694
Waddell & Reed Financial Inc. Class A (2)	14,341	283,091
Westcorp Inc.	3,936	166,296
WFS Financial Inc.	1,225	52,859

		149,475,452

ELECTRIC—3.16%
AES Corp. (The) (1)	107,264	1,756,984
Allegheny Energy Inc. (1) (2)	23,722	490,097
ALLETE Inc.	4,923	206,028
Alliant Energy Corp.	18,924	506,785
Ameren Corp.	32,983	1,616,497
American Electric Power Co. Inc.	66,656	2,270,303
CenterPoint Energy Inc. (2)	46,996	565,362
Cinergy Corp. (2)	32,533	1,318,237
Consolidated Edison Inc.	40,548	1,710,315
Constellation Energy Group Inc.	28,331	1,464,713
Dominion Resources Inc.	58,143	4,327,583
DPL Inc. (2)	21,853	546,325

DTE Energy Co. (2)	29,442	1,339,022
Duke Energy Corp.	154,404	4,324,856
Edison International	54,855	1,904,566
Energy East Corp.	25,188	660,429
Entergy Corp.	36,354	2,568,774
Exelon Corp.	112,038	5,141,424
FirstEnergy Corp.	55,574	2,331,329
FPL Group Inc. (2)	62,296	2,501,184
Great Plains Energy Inc. (2)	12,597	385,216
Hawaiian Electric Industries Inc. (2)	13,551	345,822
MDU Resources Group Inc. (2)	20,112	555,493
NiSource Inc.	44,429	1,012,537
Northeast Utilities	21,876	421,551
NRG Energy Inc. (1) (2)	13,090	447,023
NSTAR	9,164	497,605
OGE Energy Corp. (2)	14,652	394,871
Pepco Holdings Inc.	31,397	659,023
PG&E Corp. (2)	67,191	2,291,213
Pinnacle West Capital Corp. (2)	15,538	660,520
PPL Corp. (2)	31,789	1,716,288
Progress Energy Inc.	41,732	1,750,657
Public Service Enterprise Group Inc. (2)	39,854	2,167,659
Puget Energy Inc.	17,037	375,495
Reliant Energy Inc. (1)	49,670	565,245
SCANA Corp. (2)	18,982	725,492
Southern Co. (The)	124,442	3,960,989
TECO Energy Inc. (2)	34,309	537,965
TXU Corp. (2)	40,847	3,252,647
Westar Energy Inc.	14,266	308,716
Wisconsin Energy Corp.	20,049	711,739
WPS Resources Corp. (2)	6,333	335,142
Xcel Energy Inc. (2)	68,113	1,170,181

		62,799,902

ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
American Power Conversion Corp.	29,657	774,344
AMETEK Inc.	11,455	461,064
Emerson Electric Co.	71,213	4,623,860
Energizer Holdings Inc. (1) (2)	12,097	723,401
Hubbell Inc. Class B (2)	10,117	516,979
Molex Inc. (2)	23,351	615,532

		7,715,180

ELECTRONICS—0.63%
Agilent Technologies Inc. (1)	81,725	1,814,295
Amphenol Corp. Class A	11,679	432,590
Applera Corp. - Applied Biosystems Group	33,959	670,351
Arrow Electronics Inc. (1) (2)	19,843	503,020
Avnet Inc. (1) (2)	20,855	384,149
AVX Corp. (2)	9,405	115,211
Cogent Inc. (1)	3,546	89,288
Dolby Laboratories Inc. Class A (1)	4,855	114,092
Fisher Scientific International Inc. (1)	18,416	1,048,239
FLIR Systems Inc. (1) (2)	11,218	339,905
Gentex Corp. (2)	13,185	420,601
Jabil Circuit Inc. (1)	27,841	794,025
Mettler Toledo International Inc. (1)	7,578	359,955
Parker Hannifin Corp.	20,292	1,236,189
PerkinElmer Inc.	21,886	451,508
Sanmina-SCI Corp. (1)	88,280	460,822
Solectron Corp. (1)	158,058	548,461
Symbol Technologies Inc.	39,987	579,412
Tektronix Inc.	15,194	372,709
Thermo Electron Corp. (1)	28,409	718,464
Vishay Intertechnology Inc. (1) (2)	24,302	302,074
Waters Corp. (1)	20,037	717,124

		12,472,484

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp. (2)	14,211	787,716
Jacobs Engineering Group Inc. (1) (2)	9,642	500,613

		1,288,329

ENTERTAINMENT—0.14%
DreamWorks Animation SKG Inc. Class A (1)	5,384	219,183
GTECH Holdings Corp.	20,229	475,988
International Game Technology Inc.	59,356	1,582,431
International Speedway Corp. Class A	5,890	319,532
Metro-Goldwyn-Mayer Inc.	9,368	111,948
Regal Entertainment Group Class A (2)	7,031	147,862

		2,856,944

ENVIRONMENTAL CONTROL—0.23%
Allied Waste Industries Inc. (1)	46,592	340,588
Nalco Holding Co. (1)	7,584	142,807
Republic Services Inc.	26,199	877,143
Stericycle Inc. (1)	7,307	322,969
Waste Management Inc.	97,888	2,824,069

		4,507,576

FOOD—1.76%
Albertson’s Inc. (2)	62,295	1,286,392
Archer-Daniels-Midland Co.	98,135	2,412,158
Campbell Soup Co.	39,069	1,133,782
ConAgra Foods Inc.	89,045	2,405,996
Dean Foods Co. (1)	25,097	860,827
Del Monte Foods Co. (1)	30,598	331,988
General Mills Inc.	48,852	2,401,076
Heinz (H.J.) Co. (2)	59,314	2,185,128
Hershey Foods Corp.	29,121	1,760,656
Hormel Foods Corp.	12,940	402,563
Kellogg Co.	41,058	1,776,580
Kraft Foods Inc.	45,089	1,490,191
Kroger Co. (1)	124,168	1,990,413
McCormick & Co. Inc. NVS	23,176	797,950
Pilgrim’s Pride Corp.	2,693	96,194
Safeway Inc. (1)	75,768	1,403,981
Sara Lee Corp.	133,261	2,953,064
Smithfield Foods Inc. (1)	14,555	459,210
Smucker (J.M.) Co. (The) (2)	9,812	493,544
SUPERVALU Inc.	23,176	772,920
Sysco Corp.	107,883	3,862,211
Tootsie Roll Industries Inc. (2)	4,113	123,384
Tyson Foods Inc. Class A	37,635	627,752
Whole Foods Market Inc.	10,541	1,076,552
Wrigley (William Jr.) Co.	26,420	1,732,359

		34,836,871

FOREST PRODUCTS & PAPER—0.50%
Bowater Inc.	9,554	359,899
Georgia-Pacific Corp.	43,212	1,533,594
International Paper Co.	81,876	3,012,218
Louisiana-Pacific Corp.	18,427	463,255
MeadWestvaco Corp.	33,832	1,076,534
Neenah Paper Inc.	2,576	86,605
Temple-Inland Inc.	9,397	681,752
Weyerhaeuser Co.	40,372	2,765,482

		9,979,339

GAS—0.21%
AGL Resources Inc.	12,988	453,671
KeySpan Corp. (2)	27,345	1,065,635
ONEOK Inc. (2)	17,484	538,857
Sempra Energy	34,489	1,374,042
UGI Corp.	8,578	389,613
Vectren Corp. (2)	12,932	344,508

		4,166,326

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	13,407	1,059,019
Snap-On Inc.	10,119	321,683
Stanley Works (The)	11,975	542,108

		1,922,810

HEALTH CARE-PRODUCTS—3.84%
Bard (C.R.) Inc.	17,605	1,198,548
Bausch & Lomb Inc.	8,883	651,124
Baxter International Inc.	103,397	3,513,430
Beckman Coulter Inc.	10,384	690,017
Becton, Dickinson & Co.	42,690	2,493,950
Biomet Inc.	42,812	1,554,076
Boston Scientific Corp. (1)	111,556	3,267,475
Cooper Companies Inc.	6,856	499,802
Cytyc Corp. (1)	18,802	432,634
Dade Behring Holdings Inc. (1)	7,318	431,250
DENTSPLY International Inc.	13,728	746,940
Edwards Lifesciences Corp. (1) (2)	10,063	434,923
Gen-Probe Inc. (1)	8,392	373,948
Guidant Corp.	52,928	3,911,379
Henry Schein Inc. (1)	15,178	543,980
Hillenbrand Industries Inc.	9,362	519,310
IDEXX Laboratories Inc. (1)	5,697	308,550
INAMED Corp. (1)	6,156	430,181
Johnson & Johnson	502,779	33,766,638
Medtronic Inc.	205,369	10,463,551
Patterson Companies Inc. (1) (2)	20,634	1,030,668
ResMed Inc. (1) (2)	5,843	329,545
Respironics Inc. (1)	6,001	349,678
St. Jude Medical Inc. (1)	59,356	2,136,816
Stryker Corp.	48,208	2,150,559
Varian Medical Systems Inc. (1)	23,078	791,114
Zimmer Holdings Inc. (1) (2)	41,161	3,202,737

		76,222,823

HEALTH CARE-SERVICES—1.89%
Aetna Inc.	51,427	3,854,454
Community Health Systems Inc. (1)	10,640	371,442
Covance Inc. (1) (2)	10,677	508,332
Coventry Health Care Inc. (1)	17,900	1,219,706
DaVita Inc. (1)	16,701	698,937
HCA Inc. (2)	71,619	3,836,630
Health Management Associates Inc. Class A (2)	41,314	1,081,601
Health Net Inc. (1) (2)	19,230	629,013
Humana Inc. (1)	27,174	867,938
Laboratory Corp. of America Holdings (1)	23,861	1,150,100
Lincare Holdings Inc. (1) (2)	17,011	752,397
Manor Care Inc. (2)	14,934	543,000
PacifiCare Health Systems Inc. (1)	14,647	833,707
Quest Diagnostics Inc.	13,805	1,451,320
Renal Care Group Inc. (1) (2)	11,227	425,952
Tenet Healthcare Corp. (1)	79,774	919,794
Triad Hospitals Inc. (1) (2)	12,930	647,793
UnitedHealth Group Inc.	113,110	10,788,432
Universal Health Services Inc. Class B	8,359	438,012
WellChoice Inc. (1)	3,956	210,894
WellPoint Inc. (1)	49,872	6,251,455

		37,480,909

HOLDING COMPANIES - DIVERSIFIED—0.02%
Leucadia National Corp.	13,161	452,080

		452,080

HOME BUILDERS—0.45%
Centex Corp.	20,721	1,186,692
D.R. Horton Inc.	52,683	1,540,451
Hovnanian Enterprises Inc. Class A (1) (2)	5,678	289,578
KB Home	6,019	706,992
Lennar Corp. Class A	22,419	1,270,709
M.D.C. Holdings Inc.	5,105	355,563
NVR Inc. (1)	921	722,985
Pulte Homes Inc.	17,806	1,311,056
Ryland Group Inc.	8,193	508,130
Standard-Pacific Corp.	5,778	417,114
Toll Brothers Inc. (1) (2)	8,382	660,921

		8,970,191

HOME FURNISHINGS—0.14%
Harman International Industries Inc.	9,987	883,450
Leggett & Platt Inc.	32,367	934,759
Maytag Corp. (2)	13,768	192,339
Whirlpool Corp.	11,835	801,585

		2,812,133

HOUSEHOLD PRODUCTS & WARES—0.26%
Avery Dennison Corp.	18,655	1,155,304
Church & Dwight Co. Inc. (2)	10,539	373,818
Clorox Co.	18,423	1,160,465
Fortune Brands Inc.	24,630	1,985,917
Fossil Inc. (1)	6,749	174,968
Scotts Miracle-Gro Co. (The) Class A (1)	3,750	263,362

		5,113,834

HOUSEWARES—0.05%
Newell Rubbermaid Inc. (2)	46,956	1,030,215

		1,030,215

INSURANCE—4.14%
AFLAC Inc.	85,783	3,196,275
Alleghany Corp. (1)	789	218,687
Allmerica Financial Corp. (1)	9,282	333,688
Allstate Corp. (The)	119,073	6,437,086
Ambac Financial Group Inc.	18,222	1,362,094
American Financial Group Inc.	6,445	198,506
American International Group Inc.	389,203	21,565,738
American National Insurance Co.	1,341	142,012
AON Corp.	53,438	1,220,524
Berkley (W.R.) Corp.	12,096	599,962
Brown & Brown Inc.	9,390	432,785
Chubb Corp.	32,229	2,554,793
CIGNA Corp.	22,606	2,018,716
Cincinnati Financial Corp.	25,072	1,093,390
CNA Financial Corp. (1) (2)	4,573	128,318
Conseco Inc. (1)	25,810	527,040
Erie Indemnity Co. Class A	4,839	252,209
Fidelity National Financial Inc.	27,498	905,784
First American Corp.	13,081	430,888
Gallagher (Arthur J.) & Co. (2)	15,533	447,350
Hartford Financial Services Group Inc.	49,260	3,377,266
HCC Insurance Holdings Inc.	11,717	423,687
Jefferson-Pilot Corp. (2)	23,625	1,158,806
Lincoln National Corp.	29,446	1,329,192
Loews Corp.	25,010	1,839,235
Markel Corp. (1) (2)	1,421	490,543
Marsh & McLennan Companies Inc.	88,215	2,683,500
MBIA Inc.	24,586	1,285,356
Mercury General Corp. (2)	4,412	243,807
MetLife Inc.	67,782	2,650,276
MGIC Investment Corp.	16,799	1,035,994
Nationwide Financial Services Inc.	9,632	345,789
Odyssey Re Holdings Corp. (2)	1,922	48,127
Old Republic International Corp.	31,201	726,671
PMI Group Inc. (The) (2)	16,122	612,797
Principal Financial Group Inc. (2)	51,239	1,972,189
Progressive Corp. (The)	33,761	3,097,909
Protective Life Corp. (2)	11,915	468,259
Prudential Financial Inc.	89,497	5,137,128
Radian Group Inc.	15,383	734,384
Reinsurance Group of America Inc.	5,005	213,113
SAFECO Corp.	21,395	1,042,150
St. Paul Travelers Companies Inc.	112,576	4,134,916
StanCorp Financial Group Inc.	4,867	412,624
Torchmark Corp.	18,269	953,642
Transatlantic Holdings Inc. (2)	4,458	295,209

Unitrin Inc.	7,935	360,249
UNUMProvident Corp. (2)	49,958	850,285
Wesco Financial Corp. (2)	239	92,010

		82,080,958

INTERNET—1.21%
Akamai Technologies Inc. (1) (2)	18,323	233,252
Amazon.com Inc. (1)	49,957	1,712,026
Ask Jeeves Inc. (1)	9,840	276,307
Avocent Corp. (1)	8,522	218,675
CheckFree Corp. (1) (2)	13,898	566,482
eBay Inc. (1)	176,015	6,558,319
Google Inc. Class A (1)	3,299	595,502
IAC/InterActiveCorp (1)	57,248	1,274,913
Macromedia Inc. (1) (2)	12,210	409,035
McAfee Inc. (1)	26,842	605,556
Monster Worldwide Inc. (1) (2)	17,102	479,711
NetFlix Inc. (1) (2)	5,420	58,807
Symantec Corp. (1)	119,575	2,550,535
TIBCO Software Inc. (1)	35,764	266,442
VeriSign Inc. (1)	42,097	1,208,184
WebMD Corp. (1) (2)	52,164	443,394
Yahoo! Inc. (1)	193,997	6,576,498

		24,033,638

INVESTMENT COMPANIES—0.05%
Allied Capital Corp. (2)	21,893	571,407
American Capital Strategies Ltd. (2)	14,826	465,685

		1,037,092

IRON & STEEL—0.13%
International Steel Group Inc. (1)	2,984	117,868
Nucor Corp.	26,565	1,529,081
United States Steel Corp. (2)	19,361	984,507

		2,631,456

LEISURE TIME—0.23%
Brunswick Corp. (2)	16,134	755,878
Harley-Davidson Inc.	49,771	2,874,773
Polaris Industries Inc. (2)	7,173	503,760
Sabre Holdings Corp.	22,967	502,518

		4,636,929

LODGING—0.54%
Caesars Entertainment Inc. (1)	51,868	1,026,468
Choice Hotels International Inc.	2,828	175,195
Harrah’s Entertainment Inc.	18,951	1,223,856
Hilton Hotels Corp.	64,459	1,440,659
Las Vegas Sands Corp. (1)	4,145	186,525
Mandalay Resort Group	11,415	804,643
Marriott International Inc. Class A	32,424	2,167,869
MGM Mirage (1)	9,992	707,633
Starwood Hotels & Resorts Worldwide Inc. (2)	34,862	2,092,766
Station Casinos Inc.	7,711	520,878
Wynn Resorts Ltd. (1) (2)	6,302	426,897

		10,773,389

MACHINERY—0.60%
AGCO Corp. (1)	15,612	284,919
Briggs & Stratton Corp. (2)	8,784	319,825
Caterpillar Inc.	57,951	5,299,039
Cummins Inc. (2)	6,972	490,480
Deere & Co.	41,973	2,817,647
Graco Inc.	11,849	478,226
Rockwell Automation Inc.	31,486	1,783,367
Zebra Technologies Corp. Class A (1)	9,580	454,954

		11,928,457

MANUFACTURING—4.99%
Brink’s Co. (The)	9,806	339,288
Carlisle Companies Inc. (2)	5,227	364,688

Crane Co. (2)	8,891	255,972
Danaher Corp.	39,897	2,130,899
Donaldson Co. Inc. (2)	13,266	428,226
Dover Corp.	34,630	1,308,668
Eastman Kodak Co. (2)	48,212	1,569,301
Eaton Corp. (2)	25,345	1,657,563
General Electric Co.	1,787,426	64,454,582
Harsco Corp.	7,111	423,887
Honeywell International Inc.	145,628	5,418,818
Illinois Tool Works Inc.	42,493	3,804,398
ITT Industries Inc.	15,783	1,424,258
Pall Corp. (2)	21,370	579,554
Pentair Inc. (2)	17,203	670,917
Roper Industries Inc. (2)	7,267	475,988
SPX Corp. (2)	12,717	550,392
Teleflex Inc. (2)	6,129	313,682
Textron Inc.	19,930	1,487,177
3M Co.	132,501	11,354,011

		99,012,269

MEDIA—3.77%
Belo (A.H.) Corp. (2)	16,956	409,318
Cablevision Systems Corp. (1)	29,347	823,183
Citadel Broadcasting Corp. (1)	9,477	130,119
Clear Channel Communications Inc. (2)	83,547	2,879,865
Comcast Corp. Class A (1)	362,791	12,255,080
Cox Radio Inc. Class A (1)	6,845	115,064
Dex Media Inc.	9,227	190,538
DIRECTV Group Inc. (The) (1) (2)	107,830	1,554,909
Dow Jones & Co. Inc. (2)	10,018	374,373
EchoStar Communications Corp.	38,237	1,118,432
Entercom Communications Corp. (1)	6,505	231,058
Gannett Co. Inc. (2)	43,058	3,405,027
Gemstar-TV Guide International Inc. (1)	42,207	183,600
Hearst-Argyle Television Inc.	5,211	132,880
Knight Ridder Inc. (2)	13,186	886,759
Lee Enterprises Inc. (2)	7,589	329,363
Liberty Media Corp. Class A	455,367	4,722,156
Liberty Media International Inc. Class A (1)	27,389	1,197,995
McClatchy Co. (The) Class A (2)	3,256	241,465
McGraw-Hill Companies Inc. (The)	32,300	2,818,175
Media General Inc. Class A	4,150	256,678
Meredith Corp.	6,277	293,450
New York Times Co. Class A (2)	25,321	926,242
Radio One Inc. Class D (1) (2)	13,944	205,674
Scripps (E.W.) Co. Class A (2)	10,545	514,069
Sirius Satellite Radio Inc. (1) (2)	224,488	1,261,623
Time Warner Inc. (1)	743,051	13,040,545
Tribune Co.	41,847	1,668,440
UnitedGlobalCom Inc. Class A (1)	59,183	559,871
Univision Communications Inc. Class A (1) (2)	39,085	1,082,264
Viacom Inc. Class B	254,770	8,873,639
Walt Disney Co. (The)	347,692	9,989,191
Washington Post Co. (The) Class B (2)	921	823,374
Westwood One Inc. (1)	12,759	259,646
Wiley (John) & Sons Inc. Class A	8,203	289,156
XM Satellite Radio Holdings Inc. Class A (1) (2)	27,140	854,910

		74,898,131

METAL FABRICATE & HARDWARE—0.07%
Precision Castparts Corp.	11,054	851,269
Timken Co. (The)	11,704	319,987
Worthington Industries Inc.	10,834	208,880

		1,380,136

MINING—0.53%
Alcoa Inc.	146,749	4,459,702
Freeport-McMoRan Copper & Gold Inc.	26,127	1,034,890
Newmont Mining Corp. (2)	67,836	2,866,071
Owens-Illinois Inc. (1)	18,398	462,526
Phelps Dodge Corp.	15,918	1,619,338
Southern Peru Copper Corp. (2)	2,490	138,095

		10,580,622

OFFICE & BUSINESS EQUIPMENT—0.22%
IKON Office Solutions Inc. (2)	20,177	199,551
Pitney Bowes Inc.	38,902	1,755,258
Xerox Corp. (1) (2)	162,380	2,460,057

		4,414,866

OFFICE FURNISHINGS—0.05%
Herman Miller Inc. (2)	12,555	378,157
HNI Corp. (2)	9,374	421,361
Steelcase Inc. Class A (2)	8,816	121,661

		921,179

OIL & GAS—7.28%
Amerada Hess Corp.	13,006	1,251,307
Anadarko Petroleum Corp.	40,378	3,072,766
Apache Corp.	54,863	3,359,261
Burlington Resources Inc.	66,922	3,350,785
Chesapeake Energy Corp.	53,424	1,172,123
ChevronTexaco Corp.	362,491	21,136,850
ConocoPhillips	116,186	12,529,498
Devon Energy Corp.	80,902	3,863,070
Diamond Offshore Drilling Inc. (2)	10,084	503,192
ENSCO International Inc.	25,320	953,551
EOG Resources Inc. (2)	39,666	1,933,321
Exxon Mobil Corp.	1,107,583	66,011,947
Kerr-McGee Corp.	24,529	1,921,357
Marathon Oil Corp.	58,231	2,732,199
Murphy Oil Corp.	13,747	1,357,241
Newfield Exploration Co. (1)	10,587	786,191
Noble Energy Inc.	9,769	664,487
Occidental Petroleum Corp.	66,033	4,699,569
Patina Oil & Gas Corp. (2)	12,060	482,400
Patterson-UTI Energy Inc. (2)	27,814	695,906
Pioneer Natural Resources Co. (2)	24,360	1,040,659
Pogo Producing Co.	10,633	523,569
Premcor Inc.	6,439	384,280
Pride International Inc. (1) (2)	18,921	469,998
Rowan Companies Inc.	17,674	528,983
Sunoco Inc.	11,944	1,236,443
Unocal Corp.	44,430	2,740,887
Valero Energy Corp.	43,417	3,181,164
XTO Energy Inc.	57,829	1,899,104

		144,482,108

OIL & GAS SERVICES—0.60%
Baker Hughes Inc.	56,140	2,497,669
BJ Services Co.	27,047	1,403,198
Cooper Cameron Corp. (1)	9,220	527,476
FMC Technologies Inc. (1) (2)	11,220	372,280
Grant Prideco Inc. (1)	20,467	494,483
Halliburton Co.	85,679	3,705,617
National Oilwell Varco Inc. (1)	28,058	1,310,297
Smith International Inc. (2)	17,601	1,104,111
Tidewater Inc. (2)	10,420	404,921

		11,820,052

PACKAGING & CONTAINERS—0.21%
Ball Corp.	18,879	783,101
Bemis Co. Inc.	18,209	566,664
Packaging Corporation of America (2)	10,227	248,414
Pactiv Corp. (1)	25,769	601,706
Sealed Air Corp. (1)	14,209	738,015
Smurfit-Stone Container Corp.	42,737	661,141
Sonoco Products Co. (2)	16,847	486,036

		4,085,077

PHARMACEUTICALS—5.91%
Abbott Laboratories	264,222	12,318,030

Accredo Health Inc. (1)	8,387	372,467
Allergan Inc.	22,096	1,535,009
American Pharmaceutical Partners Inc. (1) (2)	3,247	168,000
AmerisourceBergen Corp.	18,654	1,068,688
Amylin Pharmaceuticals Inc. (1) (2)	17,425	304,763
Andrx Corp. (1)	12,574	285,053
Barr Pharmaceuticals Inc. (1)	14,984	731,669
Bristol-Myers Squibb Co.	329,451	8,387,822
Cardinal Health Inc.	72,629	4,052,698
Caremark Rx Inc. (1)	78,186	3,110,239
Cephalon Inc. (1) (2)	9,556	447,507
Endo Pharmaceuticals Holdings Inc. (1)	8,171	184,256
Eon Labs Inc. (1)	5,070	153,317
Express Scripts Inc. (1) (2)	10,793	941,042
Eyetech Pharmaceuticals Inc. (1)	1,267	34,843
Forest Laboratories Inc. (1)	61,972	2,289,865
Gilead Sciences Inc. (1)	76,403	2,735,227
Hospira Inc. (1)	26,709	861,899
ImClone Systems Inc. (1)	11,308	390,126
IVAX Corp. (1)	33,747	667,178
Kinetic Concepts Inc. (1)	4,513	269,200
King Pharmaceuticals Inc. (1)	41,621	345,871
Lilly (Eli) & Co.	165,157	8,604,680
Medco Health Solutions Inc. (1)	45,663	2,263,515
Medicis Pharmaceutical Corp. Class A (2)	9,568	286,849
Merck & Co. Inc.	376,444	12,185,492
MGI Pharma Inc. (1) (2)	12,065	304,883
Mylan Laboratories Inc. (2)	45,187	800,714
NBTY Inc. (1)	9,410	236,097
Neurocrine Biosciences Inc. (1)	6,205	236,162
Omnicare Inc. (2)	17,773	630,053
OSI Pharmaceuticals Inc. (1)	8,317	343,825
Pfizer Inc.	1,292,349	33,950,008
Schering-Plough Corp.	248,428	4,508,968
Sepracor Inc. (1)	17,953	1,030,682
VCA Antech Inc. (1)	10,439	211,181
Watson Pharmaceuticals Inc. (1)	18,670	573,729
Wyeth	225,932	9,529,812

		117,351,419

PIPELINES—0.32%
Dynegy Inc. Class A (1) (2)	47,716	186,570
El Paso Corp.	109,421	1,157,674
Equitable Resources Inc.	10,715	615,470
Kinder Morgan Inc.	16,069	1,216,423
National Fuel Gas Co. (2)	12,357	353,287
Questar Corp.	14,075	833,944
Western Gas Resources Inc.	8,827	304,090
Williams Companies Inc.	93,654	1,761,632

		6,429,090

REAL ESTATE—0.05%
Forest City Enterprises Inc. Class A (2)	5,133	327,485
St. Joe Co. (The) (2)	9,398	632,485

		959,970

REAL ESTATE INVESTMENT TRUSTS—1.54%
AMB Property Corp.	14,017	529,843
Annaly Mortgage Management Inc. (2)	19,931	373,906
Apartment Investment & Management Co. Class A	16,137	600,296
Archstone-Smith Trust	33,444	1,140,775
Arden Realty Group Inc. (2)	11,166	377,969
AvalonBay Communities Inc. (2)	12,055	806,359
Boston Properties Inc.	13,899	837,137
BRE Properties Inc. Class A (2)	8,610	303,933
Camden Property Trust (2)	8,745	411,277
Catellus Development Corp. (2)	17,773	473,650
CBL & Associates Properties Inc.	3,733	266,947
CenterPoint Properties Trust (2)	7,971	326,811
Crescent Real Estate Equities Co.	13,720	224,185

Developers Diversified Realty Corp. (2)	18,485	734,779
Duke Realty Corp.	24,345	726,698
Equity Office Properties Trust	67,974	2,048,057
Equity Residential	47,698	1,536,353
Federal Realty Investment Trust (2)	8,857	428,236
General Growth Properties Inc.	40,372	1,376,685
Health Care Property Investors Inc.	22,600	530,422
Health Care REIT Inc. (2)	8,585	274,720
Hospitality Properties Trust	11,257	454,558
Host Marriott Corp. (2)	58,771	973,248
HRPT Properties Trust	34,240	407,798
iStar Financial Inc.	18,835	775,625
Kimco Realty Corp.	16,535	891,237
Liberty Property Trust	14,460	564,663
Macerich Co. (The)	10,081	537,116
Mack-Cali Realty Corp.	10,135	429,217
Mills Corp. (2)	9,250	489,325
New Plan Excel Realty Trust Inc. (2)	16,825	422,476
Pan Pacific Retail Properties Inc.	6,796	385,673
Plum Creek Timber Co. Inc.	30,921	1,103,880
ProLogis	30,637	1,136,633
Public Storage Inc.	13,859	789,131
Rayonier Inc. (2)	8,375	414,814
Reckson Associates Realty Corp.	13,870	425,809
Regency Centers Corp. (2)	10,258	488,589
Shurgard Storage Centers Inc. Class A	7,968	326,529
Simon Property Group Inc.	28,189	1,707,690
SL Green Realty Corp. (2)	7,008	393,990
Thornburg Mortgage Inc. (2)	15,423	432,461
Trizec Properties Inc.	15,235	289,465
United Dominion Realty Trust Inc. (2)	22,720	474,166
Ventas Inc.	13,958	348,392
Vornado Realty Trust	16,200	1,122,174
Weingarten Realty Investors (2)	12,705	438,450

		30,552,147

RETAIL—6.51%
Abercrombie & Fitch Co. Class A	14,588	835,017
Advance Auto Parts Inc. (1) (2)	12,697	640,564
American Eagle Outfitters Inc.	18,330	541,652
AnnTaylor Stores Corp. (1) (2)	11,856	303,395
Applebee’s International Inc.	13,735	378,537
AutoNation Inc. (1)	30,102	570,132
AutoZone Inc. (1)	9,358	801,981
Barnes & Noble Inc. (1)	9,002	310,479
Bed Bath & Beyond Inc. (1)	50,585	1,848,376
Best Buy Co. Inc.	44,623	2,410,088
Big Lots Inc. (1) (2)	20,564	247,179
BJ’s Wholesale Club Inc. (1) (2)	11,881	369,024
Blockbuster Inc.	30,554	269,792
Borders Group Inc.	13,043	347,205
Brinker International Inc. (1)	15,069	545,799
Cabela’s Inc. Class A (1)	1,829	37,732
CarMax Inc. (1) (2)	17,428	548,982
Cheesecake Factory (The) (1) (2)	13,348	473,187
Chico’s FAS Inc. (1) (2)	29,850	843,561
Circuit City Stores Inc.	34,042	546,374
Claire’s Stores Inc.	14,625	336,960
Copart Inc. (1) (2)	11,479	270,445
Costco Wholesale Corp.	77,424	3,420,592
CVS Corp.	67,026	3,526,908
Darden Restaurants Inc.	27,069	830,477
Dillard’s Inc. Class A (2)	10,448	281,051
Dollar General Corp.	50,336	1,102,862
Dollar Tree Stores Inc. (1) (2)	19,555	561,815
Family Dollar Stores Inc.	25,526	774,969
Federated Department Stores Inc.	28,480	1,812,467
Foot Locker Inc. (2)	26,495	776,304
Gap Inc. (The)	104,654	2,285,643
Home Depot Inc.	379,775	14,522,596
Kohl’s Corp. (1)	50,582	2,611,549

Limited Brands Inc.	59,998	1,457,951
Lowe’s Companies Inc. (2)	133,217	7,605,359
May Department Stores Co. (The)	48,821	1,807,353
McDonald’s Corp.	213,421	6,645,930
Michaels Stores Inc.	23,076	837,659
MSC Industrial Direct Co. Inc. Class A	5,564	170,036
Neiman-Marcus Group Inc. Class A	7,348	672,415
Nordstrom Inc.	18,352	1,016,334
Office Depot Inc. (1)	53,376	1,183,880
OfficeMax Inc.	15,965	534,828
O’Reilly Automotive Inc. (1) (2)	8,359	414,021
Outback Steakhouse Inc. (2)	10,833	496,043
Pacific Sunwear of California Inc. (1)	13,086	366,146
Penney (J.C.) Co. Inc. (Holding Co.)	41,023	2,129,914
PETCO Animal Supplies Inc. (1)	6,989	257,265
PETsMART Inc.	24,566	706,273
Pier 1 Imports Inc. (2)	14,653	267,124
RadioShack Corp.	27,086	663,607
Regis Corp.	7,584	310,413
Rite Aid Corp. (1)	75,795	300,148
Ross Stores Inc.	25,269	736,339
Ruby Tuesday Inc. (2)	11,522	279,869
Saks Inc.	21,990	396,920
Sears Holdings Corp. (1) (2)	18,060	2,405,099
7-Eleven Inc. (1)	4,364	104,823
Staples Inc.	83,840	2,635,091
Starbucks Corp. (1)	66,892	3,455,641
Talbots Inc. (The) (2)	3,076	98,370
Target Corp.	154,710	7,738,594
Tiffany & Co. (2)	25,123	867,246
TJX Companies Inc.	83,658	2,060,497
Toys R Us Inc. (1)	35,954	926,175
Urban Outfitters Inc. (1) (2)	7,717	370,184
Walgreen Co.	173,609	7,711,712
Wal-Mart Stores Inc.	434,401	21,767,834
Wendy’s International Inc.	19,214	750,115
Williams-Sonoma Inc. (1)	15,803	580,760
Yum! Brands Inc. (2)	48,778	2,527,188

		129,238,850

SAVINGS & LOANS—0.66%
Astoria Financial Corp.	18,843	476,728
Capitol Federal Financial (2)	3,534	122,418
Golden West Financial Corp.	42,035	2,543,118
Hudson City Bancorp Inc.	11,207	409,616
Independence Community Bank Corp.	14,028	547,092
New York Community Bancorp Inc. (2)	44,594	809,827
People’s Bank	6,423	263,022
Sovereign Bancorp Inc.	62,744	1,390,407
Washington Federal Inc. (2)	14,523	338,531
Washington Mutual Inc. (2)	147,602	5,830,279
Webster Financial Corp.	8,919	405,012

		13,136,050

SEMICONDUCTORS—3.17%
Advanced Micro Devices Inc. (1)	67,010	1,080,201
Agere Systems Inc. Class B (1)	296,413	420,906
Altera Corp. (1)	63,227	1,250,630
Amkor Technology Inc. (1)	16,425	63,401
Analog Devices Inc.	63,330	2,288,746
Applied Materials Inc. (1)	284,547	4,623,889
Applied Micro Circuits Corp. (1)	52,895	174,025
Atmel Corp. (1)	70,748	208,707
Broadcom Corp. Class A (1) (2)	44,476	1,330,722
Conexant Systems Inc. (1)	74,680	112,020
Cree Inc. (1) (2)	12,492	271,701
Cypress Semiconductor Corp. (1) (2)	22,572	284,407
Fairchild Semiconductor International Inc. Class A (1)	20,544	314,940
Freescale Semiconductor Inc. Class B (1)	65,289	1,126,235
Integrated Circuit Systems Inc. (1)	12,571	240,358

Intel Corp.	1,095,505	25,448,581
International Rectifier Corp. (1) (2)	11,379	517,745
Intersil Corp. Class A (2)	25,531	442,197
KLA-Tencor Corp. (1)	33,337	1,533,835
Lam Research Corp. (1)	22,527	650,129
Linear Technology Corp.	52,107	1,996,219
LSI Logic Corp. (1)	66,218	370,159
Maxim Integrated Products Inc.	54,289	2,218,791
MEMC Electronic Materials Inc. (1)	13,372	179,853
Microchip Technology Inc.	35,317	918,595
Micron Technology Inc. (1)	98,299	1,016,412
National Semiconductor Corp.	60,553	1,247,997
Novellus Systems Inc. (2)	23,471	627,380
NVIDIA Corp. (1)	28,438	675,687
PMC-Sierra Inc. (1) (2)	29,467	259,310
QLogic Corp. (1)	16,197	655,979
Rambus Inc. (1) (2)	14,963	225,492
Semtech Corp. (1)	12,762	228,057
Silicon Laboratories Inc. (1) (2)	6,393	189,936
Teradyne Inc. (1)	33,263	485,640
Texas Instruments Inc.	293,337	7,477,160
Xilinx Inc.	58,549	1,711,387

		62,867,429
SOFTWARE—3.93%
Activision Inc. (1)	31,611	467,843
Acxiom Corp.	14,505	303,590
Adobe Systems Inc.	40,247	2,703,391
Autodesk Inc.	39,702	1,181,532
Automatic Data Processing Inc.	99,662	4,479,807
Avid Technology Inc. (1)	5,855	316,873
BEA Systems Inc. (1)	62,729	499,950
BMC Software Inc. (1)	37,841	567,615
Certegy Inc.	10,789	373,515
Citrix Systems Inc. (1)	28,898	688,350
Computer Associates International Inc.	78,528	2,128,109
Compuware Corp. (1)	65,133	468,958
Dun & Bradstreet Corp. (1)	11,965	735,249
Electronic Arts Inc. (1) (2)	50,396	2,609,505
Fair Isaac Corp.	12,172	419,204
First Data Corp.	136,291	5,357,599
Fiserv Inc. (1) (2)	33,118	1,318,096
Global Payments Inc. (2)	4,825	311,164
IMS Health Inc.	39,606	965,990
Intuit Inc. (1)	28,250	1,236,503
Mercury Interactive Corp. (1) (2)	14,203	672,938
Microsoft Corp.	1,553,993	37,560,011
NAVTEQ Corp. (1)	6,886	298,508
Novell Inc. (1)	64,171	382,459
Oracle Corp. (1)	639,948	7,986,551
Pixar Inc. (1) (2)	4,215	411,173
Red Hat Inc. (1) (2)	28,062	306,156
SEI Investments Co.	10,866	392,915
Siebel Systems Inc. (1)	73,383	669,987
Sybase Inc. (1)	15,760	290,930
Total System Services Inc.	6,421	160,461
Veritas Software Corp. (1)	72,800	1,690,416

		77,955,348

TELECOMMUNICATIONS—5.58%
ADC Telecommunications Inc. (1)	137,973	274,566
ADTRAN Inc.	11,135	196,421
Alltel Corp. (2)	51,962	2,850,116
American Tower Corp. Class A (1) (2)	36,349	662,642
Andrew Corp. (1)	27,656	323,852
AT&T Corp.	133,809	2,508,919
Avaya Inc. (1)	72,353	845,083
BellSouth Corp.	310,819	8,171,432
CenturyTel Inc.	23,585	774,531
CIENA Corp. (1)	99,175	170,581
Cisco Systems Inc. (1)	1,145,270	20,488,880

Citizens Communications Co. (2)	57,598	745,318
Comverse Technology Inc. (1)	33,227	837,985
Corning Inc. (1)	231,293	2,574,291
Crown Castle International Corp. (1)	32,612	523,749
Enterasys Networks Inc. (1)	226	316
Foundry Networks Inc. (1)	20,570	203,643
Harris Corp.	22,794	744,224
IDT Corp. Class B (1) (2)	10,481	155,014
JDS Uniphase Corp. (1)	234,919	392,315
Juniper Networks Inc. (1)	89,221	1,968,215
Level 3 Communications Inc. (1) (2)	116,453	239,893
Lucent Technologies Inc. (1) (2)	721,718	1,984,725
Motorola Inc.	397,292	5,947,461
Nextel Communications Inc. Class A (1)	173,298	4,925,129
Nextel Partners Inc. Class A (1) (2)	21,076	462,829
NII Holdings Inc. Class B (1)	9,771	561,833
NTL Inc. (1)	11,672	743,156
Plantronics Inc. (2)	8,116	309,057
Polycom Inc. (1)	17,000	288,150
QUALCOMM Inc.	274,532	10,061,598
Qwest Communications International Inc. (1) (2)	251,911	932,071
SBC Communications Inc.	561,043	13,291,109
Scientific-Atlanta Inc.	26,110	736,824
SpectraSite Inc. (1)	6,694	388,051
Sprint Corp. (FON Group)	241,751	5,499,835
Telephone & Data Systems Inc. (2)	8,299	677,198
Tellabs Inc. (1)	78,753	574,897
3Com Corp. (1)	66,884	238,107
United States Cellular Corp. (1)	2,610	119,094
UTStarcom Inc. (1) (2)	15,682	171,718
Verizon Communications Inc.	469,266	16,658,943
Western Wireless Corp. Class A (1)	14,168	537,817

		110,761,588

TEXTILES—0.08%
Cintas Corp.	21,239	877,383
Mohawk Industries Inc. (1) (2)	8,855	746,477

		1,623,860

TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	26,355	538,960
Marvel Enterprises Inc. (1) (2)	12,432	248,640
Mattel Inc. (2)	71,028	1,516,448

		2,304,048

TRANSPORTATION—1.29%
Burlington Northern Santa Fe Corp.	62,566	3,374,184
CH Robinson Worldwide Inc. (2)	14,643	754,554
CNF Inc.	8,592	402,020
CSX Corp.	36,113	1,504,106
Expeditors International Washington Inc.	17,733	949,602
FedEx Corp.	50,426	4,737,523
Hunt (J.B.) Transport Services Inc.	9,494	415,552
Norfolk Southern Corp.	66,083	2,448,375
Ryder System Inc.	11,144	464,705
SIRVA Inc. (1)	3,647	25,930
Union Pacific Corp.	43,701	3,045,960
United Parcel Service Inc. Class B	96,840	7,044,142
Yellow Roadway Corp. (1) (2)	8,161	477,745

		25,644,398

WATER—0.02%
Aqua America Inc. (2)	15,841	385,887

		385,887

TOTAL COMMON STOCKS (Cost: $1,863,971,025)		1,982,925,779

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.08%

COMMERCIAL PAPER(3)—1.93%
Amstel Funding Corp.
2.95%, 08/19/05	$285,775	282,494
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	4,855,957	4,850,619
ANZ National Bank Ltd.
2.94%, 08/15/05	343,760	339,949
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	584,392	583,465
Cantabric Finance LLC
2.80%, 04/29/05	371,261	370,453
Chariot Funding LLC
2.70%, 04/06/05	185,631	185,561
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	694,396	693,805
Corporate Asset Funding
2.75%, 05/05/05	481,264	480,014
CRC Funding LLC
2.74%, 04/28/05	343,760	343,054
DEPFA Bank PLC
2.28%, 05/03/05	343,760	343,065
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	2,337,570	2,326,384
Fairway Finance LLC
3.15%, 09/15/05	611,584	602,647
Falcon Asset Securitization Corp.
2.75%, 04/14/05	275,008	274,736
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	852,525	850,830
Fortis Funding LLC
2.35%, 05/09/05	962,529	960,141
General Electric Capital Corp.
2.74%, 07/07/05	343,760	341,222
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	1,954,318	1,950,586
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	2,062,561	2,037,195
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	5,312,526	5,305,821
Kitty Hawk Funding Corp.
2.75%, 04/15/05	958,644	957,619
Liberty Street Funding Corp.
2.80%, 04/20/05	344,661	344,152
Moat Funding LLC
2.74%, 05/02/05	481,264	480,129
Mortgage Interest Networking Trust
2.77%, 04/13/05	570,642	570,115
New Center Asset Trust
2.80%, 04/15/05	687,520	686,772
Nordea North America Inc.
2.74%, 07/11/05	343,760	341,118
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	784,220	783,247
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	2,213,610	2,210,442
Polonius Inc.
2.82%, 04/28/05	570,642	569,435
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	592,120	591,524
Ranger Funding Co. LLC
2.75%, 04/14/05	1,031,281	1,030,258
Santander Central Hispano
2.75%, 07/08/05	859,401	852,979
Scaldis Capital LLC
2.75%, 07/08/05	172,073	170,784

Societe Generale
2.75%, 05/03/05	618,768	617,256
Sydney Capital Corp.
2.75%, 04/12/05	1,200,204	1,199,196
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	598,143	597,259
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	599,064	598,454
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	448,353	447,907
Tulip Funding Corp.
2.71%, 04/08/05	568,545	568,245
Variable Funding Capital Corp.
2.80%, 04/20/05	529,391	528,608
Yorktown Capital LLC
2.80%, 04/20/05	1,079,407	1,077,813

		38,345,353

FLOATING RATE NOTES(3)—2.75%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	316,259	316,269
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	2,406,322	2,406,713
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	446,888	446,788
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	2,234,441	2,234,619
BMW US Capital LLC
2.82%, 04/18/06 (4)	687,520	687,520
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	2,337,570	2,337,173
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	2,062,561	2,062,479
Commodore CDO Ltd.
3.08%, 12/12/05	171,880	171,880
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	2,062,561	2,062,292
DEPFA Bank PLC
2.99%, 12/15/05	687,520	687,520
Dorada Finance Inc.
2.66%, 07/29/05 (4)	570,642	570,586
Fairway Finance LLC
2.80%, 06/20/05	343,760	343,753
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,375,041	1,375,041
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	893,777	893,813
General Electric Capital Corp.
2.86%, 03/09/06	309,384	309,778
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	251,032	251,032
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	446,888	446,888
Hartford Life Global Funding Trust
2.80%, 02/15/06	687,520	687,520
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	2,062,561	2,062,560
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	3,093,842	3,093,888
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	721,896	721,896
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	2,818,834	2,819,465
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,375,041	1,375,041
Marshall & Ilsley Corp.
2.95%, 02/20/06	687,520	688,251
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,031,281	1,031,281

National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,718,801	1,718,702
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	2,543,826	2,544,309
Norddeutsche Landesbank
2.63%, 07/27/05	687,520	687,443
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	2,062,561	2,062,561
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	2,440,698	2,440,699
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	378,136	378,061
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	3,506,354	3,506,492
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	2,115,500	2,115,431
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	2,062,561	2,062,562
Wells Fargo & Co.
2.78%, 03/15/06 (4)	343,760	343,806
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	2,406,322	2,406,140
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	3,465,103	3,464,870
Winston Funding Ltd.
2.75%, 04/25/05 (4)	490,890	490,890
World Savings Bank
2.71%, 09/09/05	240,632	240,622

		54,546,634

MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	2,750,082	2,750,082
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,669,590	1,669,590
BlackRock Temp Cash Money Market Fund (3)	128,217	128,217
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	288,194	288,194

		4,836,083

REPURCHASE AGREEMENTS(3)—1.98%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $15,126,666 and effective yields of 2.89% - 2.90%. (6)	$15,125,451	15,125,451
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $13,751,513 and an effective yield of 2.89%. (6)	13,750,409	13,750,409
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $10,313,635 and an effective yield of 2.89%. (6)	10,312,808	10,312,808

		39,188,668

TIME DEPOSITS(3)—1.09%
Abbey National Treasury Services PLC
1.39%, 04/08/05	481,264	481,263
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	687,520	687,520
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	962,529	962,528
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	893,777	893,776
First Tennessee Bank
2.77%, 04/15/05	343,760	343,760
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	852,525	852,525
Natexis Banques
2.98%, 08/18/05	687,520	687,520

Norddeutsche Landesbank
2.11%, 06/07/05	687,520	687,496
Rabobank Nederland NV NY
2.84%, 04/01/05	5,058,810	5,058,810
Societe Generale
2.81% - 2.83%, 04/01/05—05/03/05	1,684,425	1,684,425
SunTrust Bank
2.68%, 05/03/05	687,520	687,461
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	2,337,570	2,337,499
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,237,537	1,237,533
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	3,403,226	3,403,226
Wells Fargo Bank N.A.
2.79%, 04/15/05	687,520	687,518
World Savings Bank
2.75%, 05/03/05	962,529	962,529

		21,655,389

U.S. GOVERNMENT AGENCY NOTES(3)—0.09%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	824,014	822,896
Federal National Mortgage Association
2.33%, 07/22/05	1,031,281	1,023,821

		1,846,717

TOTAL SHORT-TERM INVESTMENTS (Cost: $160,418,844)		160,418,844

TOTAL INVESTMENTS IN SECURITIES — 107.99% (Cost: $2,024,389,869)		2,143,344,623
Other Assets, Less Liabilities — (7.99%)		(158,552,363)

NET ASSETS — 100.00%		$1,984,792,260

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.46%
Getty Images Inc. (1) (2)	24,515	$1,743,261
Harte-Hanks Inc. (2)	29,200	804,752
Interpublic Group of Companies Inc. (1) (2)	161,067	1,977,903
Lamar Advertising Co. (1) (2)	37,919	1,527,757
Omnicom Group Inc. (2)	91,576	8,106,308
West Corp. (1)	8,916	285,312

		14,445,293

AEROSPACE & DEFENSE—1.38%
Alliant Techsystems Inc. (1) (2)	13,915	994,227
Boeing Co. (The) (2)	421,076	24,616,103
General Dynamics Corp.	17,874	1,913,412
L-3 Communications Holdings Inc.	29,949	2,126,978
Rockwell Collins Inc. (2)	101,144	4,813,443
United Defense Industries Inc.	21,351	1,567,590
United Technologies Corp.	70,372	7,154,018

		43,185,771

AIRLINES—0.21%
AMR Corp. (1) (2)	42,648	456,334
JetBlue Airways Corp. (1) (2)	51,837	986,976
Southwest Airlines Co.	356,170	5,071,861

		6,515,171

APPAREL—0.49%
Coach Inc. (1)	107,438	6,084,214
Columbia Sportswear Co. (1) (2)	8,108	431,589
Nike Inc. Class B	93,228	7,766,825
Polo Ralph Lauren Corp. (2)	3,748	145,422
Reebok International Ltd. (2)	4,034	178,706
Timberland Co. Class A (1)	11,634	825,200

		15,431,956

AUTO MANUFACTURERS—0.07%
Navistar International Corp. (1)	19,465	708,526
Oshkosh Truck Corp. (2)	17,936	1,470,573

		2,179,099

AUTO PARTS & EQUIPMENT—0.06%
BorgWarner Inc. (2)	7,632	371,526
Johnson Controls Inc.	26,961	1,503,345

		1,874,871

BANKS—1.16%
Bank of New York Co. Inc. (The)	58,869	1,710,144
Commerce Bancorp Inc. (2)	78,685	2,554,902
Fifth Third Bancorp	218,579	9,394,525
First Marblehead Corp. (The) (1)	10,748	618,332
Fremont General Corp. (2)	26,417	580,910
Genworth Financial Inc. Class A	11,719	322,507
Investors Financial Services Corp. (2)	37,613	1,839,652
Mellon Financial Corp.	73,959	2,110,790
NewAlliance Bancshares Inc.	51,982	727,748
North Fork Bancorp Inc.	48,337	1,340,868
Northern Trust Corp.	33,601	1,459,627

State Street Corp.	93,135	4,071,862
Synovus Financial Corp. (2)	120,239	3,349,859
TCF Financial Corp. (2)	70,913	1,925,288
U.S. Bancorp	95,046	2,739,226
UCBH Holdings Inc. (2)	25,637	1,022,916
Valley National Bancorp (2)	3,623	93,401
W Holding Co. Inc.	36,775	370,324

		36,232,881

BEVERAGES—3.72%
Anheuser-Busch Companies Inc.	417,226	19,772,340
Brown-Forman Corp. Class B (2)	16,916	926,151
Coca-Cola Co. (The)	1,074,634	44,779,999
Pepsi Bottling Group Inc.	78,569	2,188,147
PepsiCo Inc.	922,277	48,908,349

		116,574,986

BIOTECHNOLOGY—2.83%
Affymetrix Inc. (1) (2)	34,355	1,471,768
Amgen Inc. (1)	739,236	43,030,928
Biogen Idec Inc. (1)	184,081	6,352,635
Celgene Corp. (1)	93,239	3,174,788
Charles River Laboratories International Inc. (1) (2)	34,333	1,615,024
Chiron Corp. (1) (2)	62,417	2,188,340
Genentech Inc. (1)	253,107	14,328,387
Genzyme Corp. (1) (2)	139,674	7,994,940
ICOS Corp. (1) (2)	14,384	323,065
Invitrogen Corp. (1) (2)	14,501	1,003,469
Martek Biosciences Corp. (1) (2)	15,756	916,842
MedImmune Inc. (1)	141,834	3,377,068
Millennium Pharmaceuticals Inc. (1) (2)	94,294	793,955
Millipore Corp. (1) (2)	28,390	1,232,126
Nektar Therapeutics (1) (2)	48,258	672,717
Protein Design Labs Inc. (1) (2)	9,608	153,632

		88,629,684

BUILDING MATERIALS—0.17%
American Standard Companies Inc.	106,016	4,927,624
Florida Rock Industries Inc.	4,416	259,749

		5,187,373

CHEMICALS—0.33%
Celanese Corp. Class A (1)	3,075	55,319
Dow Chemical Co. (The)	34,350	1,712,347
Ecolab Inc.	105,072	3,472,630
Huntsman Corp. (1)	4,531	105,663
International Flavors & Fragrances Inc.	40,422	1,596,669
Praxair Inc.	53,319	2,551,847
Sherwin-Williams Co. (The)	5,807	255,450
Sigma-Aldrich Corp.	9,259	567,114

		10,317,039

COAL—0.07%
Arch Coal Inc.	13,688	588,721
CONSOL Energy Inc. (2)	32,388	1,522,884

		2,111,605

COMMERCIAL SERVICES—1.71%
Alliance Data Systems Corp. (1) (2)	25,791	1,041,956
Apollo Group Inc. Class A (1)	82,985	6,145,869
ARAMARK Corp. Class B (2)	57,771	1,518,222
BearingPoint Inc. (1)	13,487	118,281
Block (H & R) Inc.	93,962	4,752,598
Career Education Corp. (1)	57,663	1,975,534
Cendant Corp.	135,493	2,783,026
ChoicePoint Inc. (1)	50,365	2,020,140
Corinthian Colleges Inc. (1) (2)	51,155	804,157
Corporate Executive Board Co. (The) (2)	22,390	1,431,840
DeVry Inc. (1) (2)	33,827	640,007
Education Management Corp. (1)	42,227	1,180,245

Equifax Inc. (2)	50,223	1,541,344
Hewitt Associates Inc. Class A (1) (2)	22,862	608,129
Iron Mountain Inc. (1) (2)	62,937	1,815,103
ITT Educational Services Inc. (1) (2)	25,947	1,258,429
Laureate Education Inc. (1) (2)	17,366	743,091
Manpower Inc.	24,425	1,062,976
McKesson Corp.	75,093	2,834,761
MoneyGram International Inc. (2)	22,522	425,441
Moody’s Corp.	71,687	5,796,611
Paychex Inc. (2)	188,546	6,188,080
Pharmaceutical Product Development Inc. (1)	27,191	1,317,404
PHH Corp. (1)	6,774	148,147
Rent-A-Center Inc. (1)	25,019	683,269
Robert Half International Inc. (2)	84,407	2,275,613
ServiceMaster Co. (The) (2)	96,804	1,306,854
Viad Corp.	5,514	148,327
Weight Watchers International Inc. (1) (2)	23,160	995,417

		53,560,871

COMPUTERS—5.55%
Affiliated Computer Services Inc. Class A (1) (2)	48,590	2,586,932
Apple Computer Inc. (1)	231,013	9,626,312
Cadence Design Systems Inc. (1)	88,416	1,321,819
Ceridian Corp. (1)	55,040	938,432
Cognizant Technology Solutions Corp. (1) (2)	73,884	3,413,441
Dell Inc. (1)	1,444,406	55,494,079
DST Systems Inc. (1)	40,541	1,872,183
EMC Corp. (1)	1,102,074	13,577,552
Henry (Jack) & Associates Inc.	38,812	698,228
International Business Machines Corp.	639,428	58,430,931
Lexmark International Inc. (1) (2)	74,173	5,931,615
Maxtor Corp. (1)	57,302	304,847
National Instruments Corp. (2)	30,408	822,536
NCR Corp. (1) (2)	85,515	2,885,276
Network Appliance Inc. (1)	185,351	5,126,809
Reynolds & Reynolds Co. (The) Class A (2)	33,011	893,278
SanDisk Corp. (1)	85,091	2,365,530
Storage Technology Corp. (1)	12,431	382,875
SunGard Data Systems Inc. (1)	144,804	4,995,738
Synopsys Inc. (1)	83,469	1,510,789
Unisys Corp. (1)	9,364	66,110
Western Digital Corp. (1)	32,312	411,978

		173,657,290

COSMETICS & PERSONAL CARE—4.30%
Alberto-Culver Co.	34,368	1,644,852
Avon Products Inc.	269,254	11,561,767
Colgate-Palmolive Co.	252,614	13,178,872
Estee Lauder Companies Inc. Class A	61,632	2,772,207
Gillette Co. (The)	529,783	26,743,446
Kimberly-Clark Corp.	120,120	7,895,488
Procter & Gamble Co. (2)	1,337,582	70,891,846

		134,688,478

DISTRIBUTION & WHOLESALE—0.16%
CDW Corp. (2)	36,628	2,076,075
Fastenal Co. (2)	34,699	1,919,202
Grainger (W.W.) Inc.	3,680	229,154
Hughes Supply Inc.	16,511	491,202
Ingram Micro Inc. Class A (1)	8,959	149,347

		4,864,980

DIVERSIFIED FINANCIAL SERVICES—4.24%
American Express Co. (2)	644,058	33,085,259
Ameritrade Holding Corp. (1) (2)	134,671	1,374,991
BlackRock Inc.	10,447	782,794
Capital One Financial Corp. (2)	98,484	7,363,649
CapitalSource Inc. (1) (2)	37,213	855,899
Chicago Mercantile Exchange Holdings Inc. (2)	18,830	3,653,585
Doral Financial Corp. (2)	49,472	1,082,942

E*TRADE Financial Corp. (1)	120,167	1,442,004
Eaton Vance Corp. (2)	78,127	1,831,297
Federal Home Loan Mortgage Corp.	31,226	1,973,483
Federal National Mortgage Association	553,150	30,119,017
Federated Investors Inc. Class B	42,776	1,210,989
Franklin Resources Inc.	10,897	748,079
Friedman, Billings, Ramsey Group Inc. Class A (2)	45,013	714,356
Goldman Sachs Group Inc.	11,898	1,308,661
IndyMac Bancorp Inc.	16,970	576,980
Instinet Group Inc. (1)	2,884	16,958
Legg Mason Inc. (2)	59,854	4,676,992
MBNA Corp.	475,081	11,663,239
Morgan Stanley	79,680	4,561,680
Nuveen Investments Inc. Class A (2)	7,627	261,759
Providian Financial Corp. (1)	46,412	796,430
Schwab (Charles) Corp. (The)	501,434	5,270,071
SLM Corp.	250,490	12,484,422
T. Rowe Price Group Inc.	62,052	3,684,648
Waddell & Reed Financial Inc. Class A (2)	47,675	941,104
Westcorp Inc.	4,894	206,771
WFS Financial Inc.	1,658	71,543

		132,759,602

ELECTRIC—0.20%
AES Corp. (The) (1)	363,426	5,952,918
Allegheny Energy Inc. (1) (2)	14,351	296,492

		6,249,410

ELECTRICAL COMPONENTS & EQUIPMENT—0.27%
American Power Conversion Corp.	53,362	1,393,282
AMETEK Inc.	27,076	1,089,809
Emerson Electric Co.	49,084	3,187,024
Energizer Holdings Inc. (1) (2)	17,900	1,070,420
Molex Inc. (2)	65,276	1,720,675

		8,461,210

ELECTRONICS—0.88%
Agilent Technologies Inc. (1)	250,211	5,554,684
Amphenol Corp. Class A	39,081	1,447,560
AVX Corp. (2)	10,382	127,179
Cogent Inc. (1)	8,171	205,746
Dolby Laboratories Inc. Class A (1)	13,362	314,007
Fisher Scientific International Inc. (1) (2)	62,171	3,538,773
FLIR Systems Inc. (1) (2)	38,112	1,154,794
Gentex Corp. (2)	43,985	1,403,121
Jabil Circuit Inc. (1) (2)	93,471	2,665,793
Mettler Toledo International Inc. (1)	14,462	686,945
PerkinElmer Inc.	38,262	789,345
Sanmina-SCI Corp. (1)	152,245	794,719
Solectron Corp. (1)	532,803	1,848,826
Symbol Technologies Inc.	133,526	1,934,792
Tektronix Inc.	44,163	1,083,318
Thermo Electron Corp. (1)	53,748	1,359,287
Vishay Intertechnology Inc. (1)	15,598	193,883
Waters Corp. (1)	68,085	2,436,762

		27,539,534

ENGINEERING & CONSTRUCTION—0.08%
Fluor Corp. (2)	18,418	1,020,910
Jacobs Engineering Group Inc. (1) (2)	25,729	1,335,850

		2,356,760

ENTERTAINMENT—0.27%
DreamWorks Animation SKG Inc. Class A (1)	7,995	325,476
GTECH Holdings Corp.	68,269	1,606,370
International Game Technology Inc. (2)	199,097	5,307,926
International Speedway Corp. Class A (2)	17,142	929,953
Metro-Goldwyn-Mayer Inc.	9,342	111,637

Regal Entertainment Group Class A	3,078	64,730

		8,346,092

ENVIRONMENTAL CONTROL—0.29%
Allied Waste Industries Inc. (1)	66,936	489,302
Nalco Holding Co. (1)	4,274	80,479
Stericycle Inc. (1) (2)	24,692	1,091,386
Waste Management Inc.	261,635	7,548,170

		9,209,337

FOOD—1.37%
Campbell Soup Co.	65,907	1,912,621
Heinz (H.J.) Co.	102,804	3,787,299
Hershey Foods Corp.	76,984	4,654,453
Kellogg Co.	79,845	3,454,893
McCormick & Co. Inc. NVS (2)	59,069	2,033,746
Sara Lee Corp.	219,121	4,855,721
Sysco Corp.	364,892	13,063,134
Whole Foods Market Inc.	35,216	3,596,610
Wrigley (William Jr.) Co.	84,112	5,515,224

		42,873,701

FOREST PRODUCTS & PAPER—0.00%
Neenah Paper Inc.	3,700	124,394

		124,394

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	39,608	3,128,636

		3,128,636

HEALTH CARE-PRODUCTS—8.09%
Bard (C.R.) Inc.	59,527	4,052,598
Bausch & Lomb Inc.	19,118	1,401,349
Baxter International Inc.	317,210	10,778,796
Beckman Coulter Inc.	35,078	2,330,933
Becton, Dickinson & Co.	144,494	8,441,339
Biomet Inc.	145,195	5,270,578
Boston Scientific Corp. (1)	377,393	11,053,841
Cooper Companies Inc. (2)	23,062	1,681,220
Cytyc Corp. (1)	62,897	1,447,260
Dade Behring Holdings Inc. (1)	20,969	1,235,703
DENTSPLY International Inc.	45,863	2,495,406
Edwards Lifesciences Corp. (1) (2)	33,818	1,461,614
Gen-Probe Inc. (1)	27,952	1,245,541
Guidant Corp.	178,986	13,227,065
Henry Schein Inc. (1) (2)	44,988	1,612,370
Hillenbrand Industries Inc.	7,045	390,786
IDEXX Laboratories Inc. (1) (2)	18,651	1,010,138
INAMED Corp. (1)	20,422	1,427,089
Johnson & Johnson	1,693,779	113,754,198
Medtronic Inc.	691,925	35,253,579
Patterson Companies Inc. (1) (2)	69,757	3,484,362
ResMed Inc. (1) (2)	19,158	1,080,511
Respironics Inc. (1)	19,780	1,152,581
St. Jude Medical Inc. (1)	201,001	7,236,036
Stryker Corp.	163,225	7,281,467
Varian Medical Systems Inc. (1) (2)	78,435	2,688,752
Zimmer Holdings Inc. (1)	139,232	10,833,642

		253,328,754

HEALTH CARE-SERVICES—2.80%
Aetna Inc.	53,517	4,011,099
Community Health Systems Inc. (1) (2)	17,628	615,393
Covance Inc. (1)	35,732	1,701,201
Coventry Health Care Inc. (1)	60,001	4,088,468
DaVita Inc. (1) (2)	56,554	2,366,785
HCA Inc. (2)	95,878	5,136,184
Health Management Associates Inc. Class A	122,859	3,216,449
Laboratory Corp. of America Holdings (1)	76,325	3,678,865
Lincare Holdings Inc. (1) (2)	56,599	2,503,374

Manor Care Inc.	41,312	1,502,104
PacifiCare Health Systems Inc. (1)	11,081	630,731
Quest Diagnostics Inc.	46,459	4,884,235
Renal Care Group Inc. (1) (2)	37,956	1,440,051
Triad Hospitals Inc. (1) (2)	15,812	792,181
UnitedHealth Group Inc.	381,096	36,348,936
Universal Health Services Inc. Class B	14,659	768,132
WellChoice Inc. (1)	4,865	259,353
WellPoint Inc. (1)	109,653	13,745,004

		87,688,545

HOME BUILDERS—0.44%
Centex Corp.	33,892	1,940,995
D.R. Horton Inc.	96,865	2,832,333
Hovnanian Enterprises Inc. Class A (1) (2)	14,405	734,655
KB Home	1,033	121,336
Lennar Corp. Class A	31,617	1,792,052
M.D.C. Holdings Inc. (2)	9,863	686,958
NVR Inc. (1) (2)	3,085	2,421,725
Pulte Homes Inc. (2)	24,993	1,840,235
Ryland Group Inc.	4,457	276,423
Standard-Pacific Corp.	1,016	73,345
Toll Brothers Inc. (1)	12,373	975,611

		13,695,668

HOME FURNISHINGS—0.14%
Harman International Industries Inc.	33,550	2,967,833
Leggett & Platt Inc. (2)	41,112	1,187,315
Maytag Corp. (2)	25,034	349,725

		4,504,873

HOUSEHOLD PRODUCTS & WARES—0.48%
Avery Dennison Corp.	62,977	3,900,166
Church & Dwight Co. Inc. (2)	35,057	1,243,472
Clorox Co.	43,948	2,768,285
Fortune Brands Inc.	78,457	6,325,988
Fossil Inc. (1)	22,288	577,816
Scotts Miracle-Gro Co. (The) Class A (1)	2,552	179,227

		14,994,954

HOUSEWARES—0.01%
Newell Rubbermaid Inc. (2)	11,836	259,682

		259,682

INSURANCE—2.51%
AFLAC Inc.	261,748	9,752,730
Ambac Financial Group Inc.	14,894	1,113,326
American International Group Inc.	875,735	48,524,476
Berkley (W.R.) Corp.	3,091	153,314
Brown & Brown Inc.	31,196	1,437,824
Gallagher (Arthur J.) & Co. (2)	49,040	1,412,352
HCC Insurance Holdings Inc.	10,462	378,306
Markel Corp. (1) (2)	2,136	737,369
Marsh & McLennan Companies Inc.	298,569	9,082,469
Progressive Corp. (The)	17,860	1,638,834
Prudential Financial Inc.	50,558	2,902,029
Radian Group Inc.	17,480	834,495
Transatlantic Holdings Inc.	1,569	103,899
Unitrin Inc.	11,565	525,051

		78,596,474

INTERNET—2.41%
Akamai Technologies Inc. (1) (2)	61,838	787,198
Amazon.com Inc. (1)	169,421	5,806,058
Ask Jeeves Inc. (1)	33,280	934,502
Avocent Corp. (1)	24,464	627,746
CheckFree Corp. (1) (2)	29,938	1,220,273
eBay Inc. (1)	592,774	22,086,759
Google Inc. Class A (1)	10,251	1,850,408
IAC/InterActiveCorp (1) (2)	92,433	2,058,483

Macromedia Inc. (1) (2)	42,128	1,411,288
McAfee Inc. (1)	74,861	1,688,864
Monster Worldwide Inc. (1) (2)	57,439	1,611,164
NetFlix Inc. (1) (2)	19,709	213,843
Symantec Corp. (1) (2)	404,788	8,634,128
TIBCO Software Inc. (1)	97,155	723,805
VeriSign Inc. (1)	98,573	2,829,045
WebMD Corp. (1) (2)	107,634	914,889
Yahoo! Inc. (1)	653,332	22,147,955

		75,546,408

INVESTMENT COMPANIES—0.02%
American Capital Strategies Ltd. (2)	17,403	546,628

		546,628

IRON & STEEL—0.08%
International Steel Group Inc. (1)	880	34,760
Nucor Corp.	44,493	2,561,017

		2,595,777

LEISURE TIME—0.41%
Brunswick Corp.	31,269	1,464,953
Harley-Davidson Inc.	168,398	9,726,668
Polaris Industries Inc. (2)	24,420	1,715,017

		12,906,638

LODGING—0.73%
Choice Hotels International Inc.	9,898	613,181
Harrah’s Entertainment Inc.	35,126	2,268,437
Hilton Hotels Corp.	186,942	4,178,154
Las Vegas Sands Corp. (1)	8,695	391,275
Mandalay Resort Group	38,458	2,710,904
Marriott International Inc. Class A	96,802	6,472,182
MGM Mirage (1)	6,477	458,701
Starwood Hotels & Resorts Worldwide Inc.	42,356	2,542,631
Station Casinos Inc.	25,307	1,709,488
Wynn Resorts Ltd. (1) (2)	20,585	1,394,428

		22,739,381

MACHINERY—0.82%
Briggs & Stratton Corp. (2)	22,362	814,200
Caterpillar Inc.	149,072	13,631,144
Deere & Co.	59,925	4,022,765
Graco Inc.	39,808	1,606,651
Rockwell Automation Inc.	69,114	3,914,617
Zebra Technologies Corp. Class A (1) (2)	33,061	1,570,067

		25,559,444

MANUFACTURING—2.96%
Brink’s Co. (The)	30,970	1,071,562
Danaher Corp.	135,145	7,218,094
Donaldson Co. Inc. (2)	44,336	1,431,166
Dover Corp.	93,420	3,530,342
General Electric Co.	698,784	25,198,151
Harsco Corp.	7,864	468,773
Illinois Tool Works Inc.	134,368	12,029,967
ITT Industries Inc.	19,410	1,751,558
Pall Corp.	6,482	175,792
Roper Industries Inc. (2)	21,364	1,399,342
SPX Corp. (2)	2,540	109,931
3M Co.	446,193	38,234,278

		92,618,956

MEDIA—2.63%
Belo (A.H.) Corp. (2)	34,143	824,212
Cablevision Systems Corp. (1)	84,651	2,374,461
Citadel Broadcasting Corp. (1)	13,287	182,431
Clear Channel Communications Inc.	124,032	4,275,383
Cox Radio Inc. Class A (1) (2)	9,095	152,887
Dex Media Inc. (2)	19,139	395,220

DIRECTV Group Inc. (The) (1)	325,131	4,688,389
Dow Jones & Co. Inc. (2)	33,703	1,259,481
EchoStar Communications Corp.	129,145	3,777,491
Entercom Communications Corp. (1)	10,715	380,597
Gemstar-TV Guide International Inc. (1)	55,028	239,372
Knight Ridder Inc.	7,661	515,202
Liberty Media Corp. Class A	737,171	7,644,463
Liberty Media International Inc. Class A (1)	59,185	2,588,752
McGraw-Hill Companies Inc. (The)	109,302	9,536,599
Media General Inc. Class A	6,432	397,819
Meredith Corp.	20,924	978,197
New York Times Co. Class A (2)	77,147	2,822,037
Radio One Inc. Class D (1)	22,385	330,179
Scripps (E.W.) Co. Class A (2)	35,933	1,751,734
Time Warner Inc. (1)	470,473	8,256,801
UnitedGlobalCom Inc. Class A (1) (2)	155,163	1,467,842
Univision Communications Inc. Class A (1) (2)	79,676	2,206,228
Viacom Inc. Class B	219,616	7,649,225
Walt Disney Co. (The)	347,770	9,991,432
Washington Post Co. (The) Class B (2)	3,146	2,812,524
Westwood One Inc. (1) (2)	42,991	874,867
Wiley (John) & Sons Inc. Class A	26,900	948,225
XM Satellite Radio Holdings Inc. Class A (1) (2)	91,871	2,893,936

		82,215,986

METAL FABRICATE & HARDWARE—0.08%
Precision Castparts Corp. (2)	19,665	1,514,402
Timken Co. (The)	19,784	540,895
Worthington Industries Inc.	30,545	588,908

		2,644,205

MINING—0.63%
Alcoa Inc.	320,965	9,754,126
Freeport-McMoRan Copper & Gold Inc. (2)	87,734	3,475,144
Newmont Mining Corp.	147,356	6,225,791
Southern Peru Copper Corp. (2)	4,018	222,838

		19,677,899

OFFICE & BUSINESS EQUIPMENT—0.13%
Pitney Bowes Inc.	73,020	3,294,662
Xerox Corp. (1)	49,646	752,137

		4,046,799

OFFICE FURNISHINGS—0.08%
Herman Miller Inc. (2)	40,891	1,231,637
HNI Corp. (2)	31,280	1,406,036

		2,637,673

OIL & GAS—0.58%
Burlington Resources Inc.	26,964	1,350,087
Diamond Offshore Drilling Inc. (2)	17,827	889,567
ENSCO International Inc. (2)	47,933	1,805,157
Newfield Exploration Co. (1)	17,479	1,297,991
Patina Oil & Gas Corp. (2)	40,591	1,623,640
Patterson-UTI Energy Inc.	87,962	2,200,809
Pioneer Natural Resources Co. (2)	14,224	607,649
Pogo Producing Co.	7,607	374,569
Pride International Inc. (1) (2)	30,290	752,404
Rowan Companies Inc.	30,726	919,629
XTO Energy Inc.	194,482	6,386,789

		18,208,291

OIL & GAS SERVICES—1.12%
Baker Hughes Inc.	190,027	8,454,301
BJ Services Co. (2)	91,789	4,762,013
Cooper Cameron Corp. (1)	6,558	375,183
FMC Technologies Inc. (1) (2)	38,466	1,276,302
Grant Prideco Inc. (1) (2)	69,542	1,680,135
Halliburton Co.	288,387	12,472,738
National Oilwell Varco Inc. (1)	37,714	1,761,251

Smith International Inc. (2)	59,540	3,734,944
Tidewater Inc. (2)	16,409	637,654

		35,154,521

PACKAGING & CONTAINERS—0.15%
Ball Corp.	32,188	1,335,158
Pactiv Corp. (1)	58,745	1,371,696
Sealed Air Corp. (1)	40,278	2,092,039

		4,798,893

PHARMACEUTICALS—10.23%
Abbott Laboratories	890,254	41,503,641
Accredo Health Inc. (1)	27,594	1,225,450
Allergan Inc.	74,937	5,205,873
American Pharmaceutical Partners Inc. (1) (2)	10,719	554,601
AmerisourceBergen Corp.	17,249	988,195
Amylin Pharmaceuticals Inc. (1) (2)	58,560	1,024,214
Andrx Corp. (1) (2)	41,177	933,483
Barr Pharmaceuticals Inc. (1)	50,249	2,453,659
Bristol-Myers Squibb Co.	326,115	8,302,888
Cardinal Health Inc.	245,605	13,704,759
Caremark Rx Inc. (1)	150,535	5,988,282
Cephalon Inc. (1) (2)	32,318	1,513,452
Endo Pharmaceuticals Holdings Inc. (1) (2)	26,415	595,658
Eon Labs Inc. (1)	15,841	479,032
Express Scripts Inc. (1) (2)	35,486	3,094,024
Eyetech Pharmaceuticals Inc. (1)	3,050	83,875
Forest Laboratories Inc. (1)	209,817	7,752,738
Gilead Sciences Inc. (1)	256,363	9,177,795
ImClone Systems Inc. (1) (2)	38,410	1,325,145
IVAX Corp. (1) (2)	111,443	2,203,228
Kinetic Concepts Inc. (1)	15,019	895,883
Lilly (Eli) & Co.	556,358	28,986,252
Medco Health Solutions Inc. (1)	67,166	3,329,419
Medicis Pharmaceutical Corp. Class A (2)	32,369	970,423
Merck & Co. Inc.	565,610	18,308,796
MGI Pharma Inc. (1) (2)	39,948	1,009,486
Mylan Laboratories Inc. (2)	152,854	2,708,573
NBTY Inc. (1) (2)	31,644	793,948
Neurocrine Biosciences Inc. (1)	20,597	783,922
Omnicare Inc. (2)	48,262	1,710,888
OSI Pharmaceuticals Inc. (1) (2)	28,225	1,166,821
Pfizer Inc.	4,353,694	114,371,541
Schering-Plough Corp.	839,967	15,245,401
Sepracor Inc. (1) (2)	59,924	3,440,237
VCA Antech Inc. (1) (2)	36,314	734,632
Watson Pharmaceuticals Inc. (1)	16,986	521,980
Wyeth	404,848	17,076,489

		320,164,683

PIPELINES—0.02%
Kinder Morgan Inc.	8,656	655,259

		655,259

REAL ESTATE—0.07%
St. Joe Co. (The)	31,689	2,132,670

		2,132,670

REAL ESTATE INVESTMENT TRUSTS—0.20%
Catellus Development Corp.	59,170	1,576,880
CBL & Associates Properties Inc. (2)	5,205	372,210
General Growth Properties Inc.	16,324	556,648
Mills Corp.	12,382	655,008
Regency Centers Corp.	20,346	969,080
Ventas Inc.	26,439	659,917
Weingarten Realty Investors (2)	38,908	1,342,715

		6,132,458

RETAIL—10.41%
Abercrombie & Fitch Co. Class A	49,764	2,848,491

Advance Auto Parts Inc. (1) (2)	42,291	2,133,581
American Eagle Outfitters Inc.	56,534	1,670,580
AnnTaylor Stores Corp. (1) (2)	26,840	686,836
Applebee’s International Inc.	46,836	1,290,800
AutoZone Inc. (1) (2)	31,832	2,728,002
Barnes & Noble Inc. (1)	2,675	92,261
Bed Bath & Beyond Inc. (1)	171,505	6,266,793
Best Buy Co. Inc.	151,075	8,159,561
Big Lots Inc. (1) (2)	27,864	334,925
Blockbuster Inc.	29,841	263,496
Brinker International Inc. (1)	46,935	1,699,986
Cabela’s Inc. Class A (1)	4,122	85,037
CarMax Inc. (1) (2)	59,083	1,861,114
Cheesecake Factory (The) (1) (2)	44,634	1,582,275
Chico’s FAS Inc. (1) (2)	101,585	2,870,792
Circuit City Stores Inc.	19,874	318,978
Claire’s Stores Inc.	46,651	1,074,839
Copart Inc. (1) (2)	38,235	900,817
Costco Wholesale Corp.	16,295	719,913
CVS Corp.	25,708	1,352,755
Darden Restaurants Inc.	40,298	1,236,343
Dollar General Corp.	168,225	3,685,810
Dollar Tree Stores Inc. (1) (2)	64,618	1,856,475
Family Dollar Stores Inc.	86,730	2,633,123
Foot Locker Inc. (2)	37,744	1,105,899
Gap Inc. (The)	354,371	7,739,463
Home Depot Inc.	1,172,883	44,851,046
Kohl’s Corp. (1)	171,200	8,839,056
Limited Brands Inc.	10,778	261,905
Lowe’s Companies Inc.	448,711	25,616,911
Michaels Stores Inc.	78,819	2,861,130
MSC Industrial Direct Co. Inc. Class A (2)	18,288	558,881
Nordstrom Inc.	41,769	2,313,167
O’Reilly Automotive Inc. (1) (2)	27,712	1,372,575
Outback Steakhouse Inc. (2)	31,763	1,454,428
Pacific Sunwear of California Inc. (1)	44,252	1,238,171
PETCO Animal Supplies Inc. (1)	23,367	860,139
PETsMART Inc. (2)	82,304	2,366,240
Pier 1 Imports Inc. (2)	22,884	417,175
RadioShack Corp.	91,687	2,246,331
Regis Corp.	10,754	440,161
Rite Aid Corp. (1)	217,818	862,559
Ross Stores Inc. (2)	85,784	2,499,746
Ruby Tuesday Inc. (2)	38,462	934,242
7-Eleven Inc. (1)	14,606	350,836
Staples Inc.	283,790	8,919,520
Starbucks Corp. (1)	226,274	11,689,315
Talbots Inc. (The) (2)	10,375	331,792
Target Corp.	521,138	26,067,323
Tiffany & Co. (2)	83,736	2,890,567
TJX Companies Inc.	283,529	6,983,319
Urban Outfitters Inc. (1) (2)	26,262	1,259,788
Walgreen Co.	584,779	25,975,883
Wal-Mart Stores Inc.	1,463,283	73,325,111
Wendy’s International Inc.	8,071	315,092
Williams-Sonoma Inc. (1) (2)	53,619	1,970,498
Yum! Brands Inc. (2)	165,119	8,554,815

		325,826,667

SAVINGS & LOANS—0.13%
Golden West Financial Corp.	44,938	2,718,749
Hudson City Bancorp Inc.	38,632	1,412,000

		4,130,749

SEMICONDUCTORS—6.52%
Advanced Micro Devices Inc. (1)	118,917	1,916,942
Agere Systems Inc. Class B (1)	975,323	1,384,959
Altera Corp. (1)	213,511	4,223,248
Amkor Technology Inc. (1)	55,989	216,118
Analog Devices Inc.	214,431	7,749,536

Applied Materials Inc. (1)	962,063	15,633,524
Applied Micro Circuits Corp. (1)	82,641	271,889
Atmel Corp. (1)	234,848	692,802
Broadcom Corp. Class A (1)	149,533	4,474,027
Conexant Systems Inc. (1)	143,150	214,725
Cree Inc. (1) (2)	42,537	925,180
Cypress Semiconductor Corp. (1) (2)	72,309	911,093
Fairchild Semiconductor International Inc. Class A (1) (2)	37,059	568,114
Freescale Semiconductor Inc. Class B (1)	181,283	3,127,132
Integrated Circuit Systems Inc. (1)	41,120	786,214
Intel Corp.	3,690,328	85,726,319
International Rectifier Corp. (1) (2)	31,052	1,412,866
Intersil Corp. Class A	44,007	762,201
KLA-Tencor Corp. (1)	112,144	5,159,745
Lam Research Corp. (1) (2)	76,312	2,202,364
Linear Technology Corp.	176,550	6,763,630
LSI Logic Corp. (1) (2)	97,285	543,823
Maxim Integrated Products Inc.	183,837	7,513,418
MEMC Electronic Materials Inc. (1)	44,350	596,507
Microchip Technology Inc.	118,631	3,085,592
Micron Technology Inc. (1)	154,672	1,599,308
National Semiconductor Corp.	204,547	4,215,714
Novellus Systems Inc.	59,940	1,602,196
NVIDIA Corp. (1)	94,514	2,245,653
PMC-Sierra Inc. (1) (2)	101,907	896,782
QLogic Corp. (1)	45,392	1,838,376
Rambus Inc. (1) (2)	49,249	742,182
Semtech Corp. (1)	42,940	767,338
Silicon Laboratories Inc. (1) (2)	20,980	623,316
Teradyne Inc. (1) (2)	110,424	1,612,190
Texas Instruments Inc.	988,046	25,185,293
Xilinx Inc.	196,678	5,748,898

		203,939,214

SOFTWARE—7.25%
Activision Inc. (1)	89,890	1,330,367
Acxiom Corp.	46,652	976,426
Adobe Systems Inc.	136,209	9,149,159
Autodesk Inc.	134,007	3,988,048
Automatic Data Processing Inc.	290,102	13,040,085
Avid Technology Inc. (1) (2)	19,263	1,042,514
BEA Systems Inc. (1)	208,260	1,659,832
BMC Software Inc. (1)	37,411	561,165
Certegy Inc. (2)	36,163	1,251,963
Citrix Systems Inc. (1) (2)	97,601	2,324,856
Computer Associates International Inc.	266,051	7,209,982
Dun & Bradstreet Corp. (1)	40,488	2,487,988
Electronic Arts Inc. (1)	170,548	8,830,975
Fair Isaac Corp.	34,457	1,186,699
First Data Corp.	456,518	17,945,723
Fiserv Inc. (1) (2)	111,177	4,424,845
Global Payments Inc. (2)	16,170	1,042,803
IMS Health Inc.	133,926	3,266,455
Intuit Inc. (1)	94,801	4,149,440
Mercury Interactive Corp. (1) (2)	48,360	2,291,297
Microsoft Corp.	4,182,884	101,100,306
NAVTEQ Corp. (1)	17,553	760,923
Novell Inc. (1)	218,339	1,301,300
Oracle Corp. (1)	1,929,253	24,077,077
Pixar Inc. (1) (2)	13,801	1,346,288
Red Hat Inc. (1) (2)	93,332	1,018,252
SEI Investments Co. (2)	36,370	1,315,139
Siebel Systems Inc. (1)	189,742	1,732,344
Total System Services Inc. (2)	21,405	534,911
Veritas Software Corp. (1)	244,010	5,665,912

		227,013,074

TELECOMMUNICATIONS—5.75%
ADC Telecommunications Inc. (1)	328,413	653,542

ADTRAN Inc. (2)	33,980	599,407
Andrew Corp. (1)	39,631	464,079
Avaya Inc. (1) (2)	243,340	2,842,211
CIENA Corp. (1)	27,946	48,067
Cisco Systems Inc. (1)	3,857,734	69,014,861
Comverse Technology Inc. (1)	61,596	1,553,451
Corning Inc. (1)	659,906	7,344,754
Crown Castle International Corp. (1)	55,889	897,577
Enterasys Networks Inc. (1)	58	81
Foundry Networks Inc. (1)	44,208	437,659
Harris Corp.	49,964	1,631,325
IDT Corp. Class B (1) (2)	34,659	512,607
JDS Uniphase Corp. (1) (2)	784,960	1,310,883
Juniper Networks Inc. (1) (2)	302,492	6,672,974
Level 3 Communications Inc. (1) (2)	391,437	806,360
Motorola Inc.	1,337,898	20,028,333
Nextel Communications Inc. Class A (1)	585,855	16,649,999
Nextel Partners Inc. Class A (1) (2)	69,682	1,530,217
NII Holdings Inc. Class B (1)	32,373	1,861,447
Plantronics Inc. (2)	27,020	1,028,922
Polycom Inc. (1)	37,321	632,591
QUALCOMM Inc.	924,888	33,897,145
SpectraSite Inc. (1) (2)	22,271	1,291,050
Sprint Corp. (FON Group)	179,812	4,090,723
Telephone & Data Systems Inc.	12,258	1,000,253
Tellabs Inc. (1)	107,746	786,546
United States Cellular Corp. (1)	4,206	191,920
UTStarcom Inc. (1) (2)	45,208	495,028
Western Wireless Corp. Class A (1) (2)	46,922	1,781,159

		180,055,171

TEXTILES—0.14%
Cintas Corp.	71,115	2,937,761
Mohawk Industries Inc. (1) (2)	15,623	1,317,019

		4,254,780

TOYS, GAMES & HOBBIES—0.10%
Marvel Enterprises Inc. (1) (2)	41,261	825,220
Mattel Inc.	105,345	2,249,116

		3,074,336

TRANSPORTATION—1.42%
CH Robinson Worldwide Inc. (2)	48,658	2,507,347
CNF Inc.	8,398	392,942
Expeditors International Washington Inc. (2)	60,002	3,213,107
FedEx Corp.	129,882	12,202,414
Hunt (J.B.) Transport Services Inc.	32,464	1,420,949
Ryder System Inc.	17,540	731,418
SIRVA Inc. (1)	12,084	85,917
United Parcel Service Inc. Class B	326,181	23,726,406

		44,280,500

TOTAL COMMON STOCKS (Cost: $3,166,444,120)		3,127,132,034

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.76%

COMMERCIAL PAPER(3)—1.86%
Amstel Funding Corp.
2.95%, 08/19/05	$434,408	429,413
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	7,381,576	7,373,462
ANZ National Bank Ltd.
2.94%, 08/15/05	522,552	516,759

Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	888,339	886,930
Cantabric Finance LLC
2.80%, 04/29/05	564,357	563,128
Chariot Funding LLC
2.70%, 04/06/05	282,178	282,073
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,055,556	1,054,659
Corporate Asset Funding
2.75%, 05/05/05	731,573	729,673
CRC Funding LLC
2.74%, 04/28/05	522,552	521,479
DEPFA Bank PLC
2.28%, 05/03/05	522,552	521,496
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	3,553,357	3,536,353
Fairway Finance LLC
3.15%, 09/15/05	929,673	916,088
Falcon Asset Securitization Corp.
2.75%, 04/14/05	418,042	417,628
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	1,295,930	1,293,353
Fortis Funding LLC
2.35%, 05/09/05	1,463,147	1,459,517
General Electric Capital Corp.
2.74%, 07/07/05	522,552	518,695
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	2,970,773	2,965,099
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	3,135,315	3,096,756
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	8,075,609	8,065,419
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,457,242	1,455,684
Liberty Street Funding Corp.
2.80%, 04/20/05	523,922	523,148
Moat Funding LLC
2.74%, 05/02/05	731,573	729,847
Mortgage Interest Networking Trust
2.77%, 04/13/05	867,437	866,636
New Center Asset Trust
2.80%, 04/15/05	1,045,105	1,043,967
Nordea North America Inc.
2.74%, 07/11/05	522,552	518,535
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,192,099	1,190,620
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	3,364,924	3,360,107
Polonius Inc.
2.82%, 04/28/05	867,437	865,602
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	900,086	899,180
Ranger Funding Co. LLC
2.75%, 04/14/05	1,567,657	1,566,103
Santander Central Hispano
2.75%, 07/08/05	1,306,381	1,296,619
Scaldis Capital LLC
2.75%, 07/08/05	261,569	259,611
Societe Generale
2.75%, 05/03/05	940,594	938,296
Sydney Capital Corp.
2.75%, 04/12/05	1,824,440	1,822,907
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	909,241	907,898
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	910,642	909,714
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	681,544	680,867
Tulip Funding Corp.
2.71%, 04/08/05	864,250	863,795

Variable Funding Capital Corp.
2.80%, 04/20/05	804,731	803,542
Yorktown Capital LLC
2.80%, 04/20/05	1,640,815	1,638,390

		58,289,048

FLOATING RATE NOTES(3)—2.65%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	480,748	480,763
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	3,657,867	3,658,461
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	679,318	679,164
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	3,396,591	3,396,861
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,045,105	1,045,105
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	3,553,357	3,552,752
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	3,135,315	3,135,189
Commodore CDO Ltd.
3.08%, 12/12/05	261,276	261,276
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	3,135,315	3,134,905
DEPFA Bank PLC
2.99%, 12/15/05	1,045,105	1,045,105
Dorada Finance Inc.
2.66%, 07/29/05 (4)	867,437	867,352
Fairway Finance LLC
2.80%, 06/20/05	522,552	522,541
Fifth Third Bancorp
2.81%, 02/23/06 (4)	2,090,210	2,090,210
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,358,636	1,358,693
General Electric Capital Corp.
2.86%, 03/09/06	470,297	470,896
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	381,596	381,596
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	679,318	679,318
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,045,105	1,045,105
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	3,135,315	3,135,315
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	4,702,972	4,703,042
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,097,360	1,097,360
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	4,284,930	4,285,890
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	2,090,210	2,090,210
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,045,105	1,046,216
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,567,657	1,567,657
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	2,612,762	2,612,611
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	3,866,888	3,867,623
Norddeutsche Landesbank
2.63%, 07/27/05	1,045,105	1,044,988
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	3,135,315	3,135,315
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	3,710,122	3,710,123
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	574,808	574,694

Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	5,330,035	5,330,245
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	3,215,788	3,215,683
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	3,135,315	3,135,314
Wells Fargo & Co.
2.78%, 03/15/06 (4)	522,552	522,622
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	3,657,867	3,657,594
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	5,267,329	5,266,975
Winston Funding Ltd.
2.75%, 04/25/05 (4)	746,205	746,205
World Savings Bank
2.71%, 09/09/05	365,787	365,771

		82,916,745

MONEY MARKET FUNDS—0.20%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	4,180,420	4,180,420
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,547,461	1,547,461
BlackRock Temp Cash Money Market Fund (3)	194,904	194,904
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	438,086	438,086

		6,360,871

REPURCHASE AGREEMENTS(3)—1.91%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $22,994,156 and effective yields of 2.89% - 2.90%. (6)	$22,992,308	22,992,308
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $20,903,776 and an effective yield of 2.89%. (6)	20,902,098	20,902,098
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $15,677,832 and an effective yield of 2.89%. (6)	15,676,574	15,676,574

		59,570,980

TIME DEPOSITS(3)—1.05%
Abbey National Treasury Services PLC
1.39%, 04/08/05	731,573	731,571
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,045,105	1,045,105
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,463,147	1,463,147
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,358,636	1,358,636
First Tennessee Bank
2.77%, 04/15/05	522,552	522,552
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	1,295,930	1,295,930
Natexis Banques
2.98%, 08/18/05	1,045,105	1,045,105
Norddeutsche Landesbank
2.11%, 06/07/05	1,045,105	1,045,067
Rabobank Nederland NV NY
2.84%, 04/01/05	7,689,934	7,689,934
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	2,560,507	2,560,507
SunTrust Bank
2.68%, 05/03/05	1,045,105	1,045,015
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	3,553,357	3,553,250

UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,881,189	1,881,183
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	5,173,269	5,173,270
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,045,105	1,045,101
World Savings Bank
2.75%, 05/03/05	1,463,147	1,463,147

		32,918,520

U.S. GOVERNMENT AGENCY NOTES(3)—0.09%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,252,590	1,250,890
Federal National Mortgage Association
2.33%, 07/22/05	1,567,657	1,556,318

		2,807,208

TOTAL SHORT-TERM INVESTMENTS (Cost: $242,863,372)		242,863,372

TOTAL INVESTMENTS IN SECURITIES — 107.67% (Cost: $3,409,307,492)		3,369,995,406
Other Assets, Less Liabilities — (7.67%)		(240,003,765)

NET ASSETS — 100.00%		$3,129,991,641

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.85%

ADVERTISING—0.09%
Harte-Hanks Inc.	5,918	$163,100
Interpublic Group of Companies Inc. (1)	131,233	1,611,541
Lamar Advertising Co. (1)	17,077	688,032
Omnicom Group Inc.	22,052	1,952,043
West Corp. (1)	2,816	90,112

		4,504,828

AEROSPACE & DEFENSE—2.13%
Alliant Techsystems Inc. (1) (2)	9,778	698,638
Boeing Co. (The)	81,065	4,739,059
General Dynamics Corp.	129,183	13,829,040
Goodrich (B.F.) Co.	91,335	3,497,217
L-3 Communications Holdings Inc.	39,210	2,784,694
Lockheed Martin Corp.	279,308	17,054,546
Northrop Grumman Corp.	276,822	14,942,852
Raytheon Co.	347,692	13,455,680
United Defense Industries Inc.	5,872	431,122
United Technologies Corp.	301,225	30,622,533

		102,055,381

AGRICULTURE—2.78%
Altria Group Inc.	1,575,740	103,037,639
Loews Corp. - Carolina Group (2)	48,320	1,599,392
Monsanto Co.	195,550	12,612,975
Reynolds American Inc. (2)	115,771	9,329,985
UST Inc.	127,468	6,590,096

		133,170,087

AIRLINES—0.06%
AMR Corp. (1) (2)	76,220	815,554
Southwest Airlines Co.	128,312	1,827,163

		2,642,717

APPAREL—0.28%
Columbia Sportswear Co. (1) (2)	1,196	63,663
Jones Apparel Group Inc.	98,032	3,283,092
Liz Claiborne Inc.	85,538	3,432,640
Polo Ralph Lauren Corp. (2)	27,398	1,063,042
Reebok International Ltd. (2)	34,592	1,532,426
VF Corp.	65,040	3,846,466

		13,221,329

AUTO MANUFACTURERS—0.81%
Ford Motor Co.	1,357,226	15,377,371
General Motors Corp. (2)	406,857	11,957,527
Navistar International Corp. (1)	36,959	1,345,308
Oshkosh Truck Corp. (2)	2,785	228,342
PACCAR Inc.	133,479	9,662,545

		38,571,093

AUTO PARTS & EQUIPMENT—0.33%
American Axle & Manufacturing Holdings Inc.	52,255	1,280,247
Autoliv Inc.	74,198	3,535,535
BorgWarner Inc.	32,592	1,586,579
Johnson Controls Inc.	110,020	6,134,715

Lear Corp. (2)	64,750	2,872,310
TRW Automotive Holdings Corp. (1) (2)	22,089	429,189

		15,838,575

BANKS—11.26%
AmSouth Bancorp	272,012	7,058,711
Associated Bancorp (2)	97,654	3,049,734
Assurant Inc.	61,817	2,083,233
Bank of America Corp.	3,108,248	137,073,737
Bank of Hawaii Corp.	41,147	1,862,313
Bank of New York Co. Inc. (The)	543,109	15,777,316
BB&T Corp.	427,895	16,722,137
BOK Financial Corp. (1) (2)	13,385	544,502
City National Corp.	31,615	2,207,359
Colonial BancGroup Inc. (The) (2)	102,920	2,111,918
Comerica Inc.	133,758	7,367,391
Commerce Bancshares Inc. (2)	47,076	2,269,063
Compass Bancshares Inc.	94,207	4,276,998
Cullen/Frost Bankers Inc.	39,659	1,790,604
First Horizon National Corp. (2)	95,556	3,897,729
FirstMerit Corp. (2)	65,502	1,752,834
Fremont General Corp. (2)	13,230	290,928
Fulton Financial Corp. (2)	94,318	2,055,189
Genworth Financial Inc. Class A (2)	96,116	2,645,112
Hibernia Corp. Class A	119,366	3,820,906
Hudson United Bancorp	34,741	1,224,620
Huntington Bancshares Inc.	176,332	4,214,335
International Bancshares Corp.	26,763	927,873
KeyCorp	316,367	10,266,109
M&T Bank Corp.	58,149	5,934,687
Marshall & Ilsley Corp.	171,530	7,161,377
Mellon Financial Corp.	260,833	7,444,174
Mercantile Bankshares Corp. (2)	60,854	3,095,034
National City Corp.	458,375	15,355,563
North Fork Bancorp Inc.	269,956	7,488,579
Northern Trust Corp.	128,140	5,566,402
PNC Financial Services Group	217,429	11,193,245
Popular Inc. (2)	204,999	4,985,576
Regions Financial Corp. (2)	355,378	11,514,247
Sky Financial Group Inc. (2)	79,905	2,143,052
South Financial Group Inc. (The) (2)	54,271	1,657,436
State Street Corp.	155,382	6,793,301
SunTrust Banks Inc.	252,977	18,232,052
Synovus Financial Corp.	72,468	2,018,958
TCF Financial Corp. (2)	12,326	334,651
TD Banknorth Inc. (1) (2)	69,204	2,161,933
U.S. Bancorp	1,332,878	38,413,544
UnionBanCal Corp.	42,159	2,582,239
Valley National Bancorp (2)	71,575	1,845,203
W Holding Co. Inc. (2)	35,934	361,855
Wachovia Corp.	1,239,308	63,093,170
Wells Fargo & Co.	1,288,024	77,023,835
Whitney Holding Corp.	31,548	1,404,201
Wilmington Trust Corp. (2)	51,317	1,801,227
Zions Bancorporation (2)	68,976	4,760,724

		539,656,916

BEVERAGES—0.55%
Anheuser-Busch Companies Inc.	56,406	2,673,080
Brown-Forman Corp. Class B (2)	20,790	1,138,252
Coca-Cola Co. (The)	174,254	7,261,164
Coca-Cola Enterprises Inc.	180,576	3,705,420
Constellation Brands Inc. (1)	62,500	3,304,375
Molson Coors Brewing Co. Class B (2)	46,151	3,561,473
Pepsi Bottling Group Inc.	11,817	329,103
PepsiAmericas Inc.	54,089	1,225,657
PepsiCo Inc.	61,929	3,284,095

		26,482,619

BIOTECHNOLOGY—0.07%
ICOS Corp. (1) (2)	35,472	796,701
Invitrogen Corp. (1)	25,211	1,744,601
Protein Design Labs Inc. (1) (2)	59,174	946,192

		3,487,494

BUILDING MATERIALS—0.43%
Florida Rock Industries Inc. (2)	13,189	775,777
Lafarge North America Inc.	22,806	1,333,011
Martin Marietta Materials Inc. (2)	37,285	2,084,977
Masco Corp.	337,648	11,706,256
Vulcan Materials Co. (2)	78,479	4,459,962

		20,359,983

CHEMICALS—2.86%
Air Products & Chemicals Inc.	166,580	10,542,848
Ashland Inc.	54,018	3,644,594
Cabot Corp.	48,047	1,606,211
Celanese Corp. Class A (1)	31,939	574,583
Dow Chemical Co. (The)	675,701	33,683,695
Du Pont (E.I.) de Nemours and Co.	770,716	39,491,488
Eastman Chemical Co.	59,630	3,518,170
Engelhard Corp.	95,758	2,875,613
Huntsman Corp. (1)	38,458	896,841
International Flavors & Fragrances Inc.	10,433	412,103
Lubrizol Corp.	50,575	2,055,368
Lyondell Chemical Co.	150,248	4,194,924
PPG Industries Inc.	132,430	9,471,394
Praxair Inc.	178,626	8,549,040
Rohm & Haas Co.	123,274	5,917,152
RPM International Inc.	88,480	1,617,414
Sherwin-Williams Co. (The)	83,888	3,690,233
Sigma-Aldrich Corp.	40,961	2,508,861
Valspar Corp. (The)	39,597	1,842,844

		137,093,376

COAL—0.18%
Arch Coal Inc.	29,090	1,251,161
CONSOL Energy Inc.	23,721	1,115,361
Massey Energy Co. (2)	58,504	2,342,500
Peabody Energy Corp.	87,984	4,078,938

		8,787,960

COMMERCIAL SERVICES—0.76%
ADESA Inc.	73,605	1,719,413
BearingPoint Inc. (1)	101,923	893,865
Cendant Corp.	602,404	12,373,378
Convergys Corp. (1) (2)	115,151	1,719,204
Deluxe Corp. (2)	38,738	1,544,097
Donnelley (R.R.) & Sons Co.	167,011	5,280,888
Equifax Inc.	32,187	987,819
Laureate Education Inc. (1)	5,761	246,513
Manpower Inc.	40,771	1,774,354
McKesson Corp.	122,368	4,619,392
MoneyGram International Inc. (2)	37,413	706,732
PHH Corp. (1)	30,119	658,703
Rent-A-Center Inc. (1)	15,176	414,457
Service Corp. International (1)	260,332	1,947,283
ServiceMaster Co. (The) (2)	93,278	1,259,253
Viad Corp.	10,079	271,125

		36,416,476

COMPUTERS—3.09%
Affiliated Computer Services Inc. Class A (1) (2)	29,114	1,550,029
Apple Computer Inc. (1)	295,144	12,298,650
Cadence Design Systems Inc. (1) (2)	91,384	1,366,191
Ceridian Corp. (1)	41,256	703,415
Computer Sciences Corp. (1)	152,853	7,008,310
Diebold Inc. (2)	55,769	3,058,930
Electronic Data Systems Corp. (2)	407,274	8,418,354
EMC Corp. (1)	375,700	4,628,624

Hewlett-Packard Co.	2,376,150	52,132,731
International Business Machines Corp.	430,745	39,361,478
Maxtor Corp. (1)	107,965	574,374
NCR Corp. (1)	28,427	959,127
Reynolds & Reynolds Co. (The) Class A	3,198	86,538
SanDisk Corp. (1)	25,847	718,547
Storage Technology Corp. (1)	66,947	2,061,968
Sun Microsystems Inc. (1)	2,564,323	10,359,865
SunGard Data Systems Inc. (1)	37,540	1,295,130
Western Digital Corp. (1)	114,722	1,462,705

		148,044,966

COSMETICS & PERSONAL CARE—0.61%
Alberto-Culver Co.	6,382	305,443
Colgate-Palmolive Co.	68,662	3,582,097
Gillette Co. (The)	46,596	2,352,166
Kimberly-Clark Corp.	222,057	14,595,807
Procter & Gamble Co.	159,319	8,443,907

		29,279,420

DISTRIBUTION & WHOLESALE—0.27%
Genuine Parts Co.	134,344	5,842,621
Grainger (W.W.) Inc.	54,269	3,379,331
Hughes Supply Inc. (2)	29,137	866,826
Ingram Micro Inc. Class A (1)	80,540	1,342,602
Tech Data Corp. (1)	44,806	1,660,510

		13,091,890

DIVERSIFIED FINANCIAL SERVICES—10.45%
AmeriCredit Corp. (1) (2)	121,306	2,843,413
Bear Stearns Companies Inc. (The) (2)	87,295	8,720,770
Capital One Financial Corp.	51,741	3,868,675
CIT Group Inc.	162,771	6,185,298
Citigroup Inc.	3,985,498	179,108,280
Countrywide Financial Corp. (2)	430,220	13,964,941
E*TRADE Financial Corp. (1)	121,269	1,455,228
Edwards (A.G.) Inc. (2)	67,372	3,018,266
Federal Home Loan Mortgage Corp.	488,985	30,903,852
Federated Investors Inc. Class B	13,108	371,087
Franklin Resources Inc.	108,775	7,467,404
Friedman, Billings, Ramsey Group Inc. Class A (2)	53,188	844,094
Goldman Sachs Group Inc.	236,184	25,977,878
IndyMac Bancorp Inc. (2)	24,217	823,378
Instinet Group Inc. (1)	88,492	520,333
Jefferies Group Inc. (2)	39,678	1,495,067
JP Morgan Chase & Co.	2,750,897	95,181,036
Lehman Brothers Holdings Inc.	213,588	20,111,446
MBNA Corp.	233,135	5,723,464
Merrill Lynch & Co. Inc.	743,125	42,060,875
Morgan Stanley	756,219	43,293,538
Nuveen Investments Inc. Class A	4,529	155,435
Providian Financial Corp. (1) (2)	161,884	2,777,929
Raymond James Financial Inc. (2)	47,652	1,443,856
Schwab (Charles) Corp. (The)	91,397	960,582
Student Loan Corp.	3,078	643,333
Westcorp Inc.	11,129	470,200
WFS Financial Inc.	2,692	116,160

		500,505,818

ELECTRIC—5.78%
Allegheny Energy Inc. (1) (2)	86,223	1,781,367
ALLETE Inc.	22,759	952,464
Alliant Energy Corp.	85,755	2,296,519
Ameren Corp.	149,995	7,351,255
American Electric Power Co. Inc.	305,041	10,389,696
CenterPoint Energy Inc. (2)	210,550	2,532,916
Cinergy Corp.	138,555	5,614,249
Consolidated Edison Inc. (2)	186,010	7,845,902
Constellation Energy Group Inc.	129,767	6,708,954

Dominion Resources Inc.	251,474	18,717,210
DPL Inc.	97,728	2,443,200
DTE Energy Co. (2)	133,579	6,075,173
Duke Energy Corp.	707,297	19,811,389
Edison International	247,372	8,588,756
Energy East Corp.	112,973	2,962,152
Entergy Corp.	168,415	11,900,204
Exelon Corp.	495,595	22,742,855
FirstEnergy Corp.	254,299	10,667,843
FPL Group Inc. (2)	284,950	11,440,742
Great Plains Energy Inc. (2)	57,102	1,746,179
Hawaiian Electric Industries Inc. (2)	62,183	1,586,910
MDU Resources Group Inc.	90,223	2,491,959
NiSource Inc.	202,321	4,610,896
Northeast Utilities	99,031	1,908,327
NRG Energy Inc. (1) (2)	59,345	2,026,632
NSTAR	40,973	2,224,834
OGE Energy Corp. (2)	67,189	1,810,744
Pepco Holdings Inc.	144,953	3,042,563
PG&E Corp. (2)	307,413	10,482,783
Pinnacle West Capital Corp.	70,234	2,985,647
PPL Corp.	145,844	7,874,118
Progress Energy Inc.	190,349	7,985,141
Public Service Enterprise Group Inc. (2)	182,433	9,922,531
Puget Energy Inc.	75,746	1,669,442
Reliant Energy Inc. (1)	228,341	2,598,521
SCANA Corp. (2)	85,568	3,270,409
Southern Co. (The) (2)	557,462	17,744,015
TECO Energy Inc. (2)	153,249	2,402,944
TXU Corp. (2)	204,661	16,297,155
Westar Energy Inc.	66,012	1,428,500
Wisconsin Energy Corp.	91,188	3,237,174
WPS Resources Corp. (2)	28,755	1,521,715
Xcel Energy Inc. (2)	307,549	5,283,692

		276,975,677

ELECTRICAL COMPONENTS & EQUIPMENT—0.50%
American Power Conversion Corp.	61,435	1,604,068
AMETEK Inc.	14,760	594,090
Emerson Electric Co.	259,047	16,819,922
Energizer Holdings Inc. (1) (2)	31,397	1,877,541
Hubbell Inc. Class B (2)	46,802	2,391,582
Molex Inc.	27,756	731,648

		24,018,851

ELECTRONICS—0.41%
Agilent Technologies Inc. (1)	64,023	1,421,311
Applera Corp. - Applied Biosystems Group (2)	155,514	3,069,846
Arrow Electronics Inc. (1) (2)	90,215	2,286,950
Avnet Inc. (1) (2)	110,677	2,038,670
AVX Corp. (2)	26,135	320,154
Cogent Inc. (1)	4,911	123,659
Dolby Laboratories Inc. Class A (1)	1,687	39,644
Mettler Toledo International Inc. (1)	14,557	691,458
Parker Hannifin Corp.	96,363	5,870,434
PerkinElmer Inc.	46,871	966,949
Tektronix Inc.	9,688	237,647
Thermo Electron Corp. (1)	55,238	1,396,969
Vishay Intertechnology Inc. (1) (2)	109,512	1,361,234

		19,824,925

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp. (2)	39,145	2,169,807
Jacobs Engineering Group Inc. (1) (2)	8,677	450,510

		2,620,317

ENTERTAINMENT—0.04%
DreamWorks Animation SKG Inc. Class A (1) (2)	18,208	741,248
International Speedway Corp. Class A	3,205	173,871

Metro-Goldwyn-Mayer Inc. (2)	32,355	386,642
Regal Entertainment Group Class A (2)	27,278	573,656

		1,875,417

ENVIRONMENTAL CONTROL—0.16%
Nalco Holding Co. (1)	28,585	538,256
Republic Services Inc.	118,727	3,974,980
Waste Management Inc.	109,200	3,150,420

		7,663,656

FOOD—1.97%
Albertson’s Inc. (2)	316,174	6,528,993
Archer-Daniels-Midland Co.	448,977	11,035,855
Campbell Soup Co.	89,021	2,583,389
ConAgra Foods Inc.	407,352	11,006,651
Dean Foods Co. (1)	114,877	3,940,281
Del Monte Foods Co. (1)	141,260	1,532,671
General Mills Inc.	223,469	10,983,501
Heinz (H.J.) Co.	132,366	4,876,363
Hershey Foods Corp.	10,365	626,668
Hormel Foods Corp.	57,618	1,792,496
Kellogg Co.	78,441	3,394,142
Kraft Foods Inc. (2)	205,950	6,806,648
Kroger Co. (1)	593,193	9,508,884
McCormick & Co. Inc. NVS	26,237	903,340
Pilgrim’s Pride Corp.	11,457	409,244
Sara Lee Corp.	313,686	6,951,282
Smithfield Foods Inc. (1)	65,747	2,074,318
Smucker (J.M.) Co. (The) (2)	44,375	2,232,063
SUPERVALU Inc.	104,339	3,479,706
Tootsie Roll Industries Inc. (2)	19,286	578,581
Tyson Foods Inc. Class A	168,716	2,814,183
Wrigley (William Jr.) Co.	7,510	492,431

		94,551,690

FOREST PRODUCTS & PAPER—0.99%
Bowater Inc.	65,253	2,458,081
Georgia-Pacific Corp.	196,871	6,986,952
International Paper Co. (2)	388,540	14,294,387
Louisiana-Pacific Corp.	83,980	2,111,257
MeadWestvaco Corp. (2)	169,148	5,382,289
Neenah Paper Inc.	6,855	230,465
Temple-Inland Inc.	42,580	3,089,179
Weyerhaeuser Co.	184,589	12,644,347

		47,196,957

GAS—0.39%
AGL Resources Inc.	57,956	2,024,403
KeySpan Corp. (2)	123,401	4,808,937
ONEOK Inc. (2)	79,352	2,445,629
Sempra Energy	158,029	6,295,875
UGI Corp.	33,387	1,516,438
Vectren Corp. (2)	58,557	1,559,958

		18,651,240

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	7,855	620,466
Snap-On Inc.	47,370	1,505,892
Stanley Works (The)	54,190	2,453,181

		4,579,539

HEALTH CARE-PRODUCTS—0.10%
Bausch & Lomb Inc.	15,060	1,103,898
Baxter International Inc.	43,450	1,476,431
Dade Behring Holdings Inc. (1)	4,162	245,267
Henry Schein Inc. (1) (2)	6,657	238,587
Hillenbrand Industries Inc.	32,775	1,818,029

		4,882,212

HEALTH CARE-SERVICES—1.06%
Aetna Inc.	149,708	11,220,615
Community Health Systems Inc. (1) (2)	23,148	808,097
HCA Inc. (2)	198,243	10,619,878
Health Management Associates Inc. Class A	20,677	541,324
Health Net Inc. (1) (2)	87,065	2,847,896
Humana Inc. (1)	124,468	3,975,508
Laboratory Corp. of America Holdings (1)	2,346	113,077
Manor Care Inc.	13,506	491,078
PacifiCare Health Systems Inc. (1)	48,717	2,772,972
Tenet Healthcare Corp. (1) (2)	357,998	4,127,717
Triad Hospitals Inc. (1) (2)	37,690	1,888,269
Universal Health Services Inc. Class B	17,387	911,079
WellChoice Inc. (1)	11,014	587,156
WellPoint Inc. (1)	78,813	9,879,210

		50,783,876

HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp. (2)	60,468	2,077,076

		2,077,076

HOME BUILDERS—0.46%
Centex Corp.	49,216	2,818,600
D.R. Horton Inc.	108,542	3,173,768
Hovnanian Enterprises Inc. Class A (1) (2)	6,223	317,373
KB Home	25,792	3,029,528
Lennar Corp. Class A	59,057	3,347,351
M.D.C. Holdings Inc. (2)	10,135	705,903
Pulte Homes Inc.	47,462	3,494,627
Ryland Group Inc.	31,473	1,951,955
Standard-Pacific Corp.	24,918	1,798,830
Toll Brothers Inc. (1)	17,203	1,356,457

		21,994,392

HOME FURNISHINGS—0.17%
Leggett & Platt Inc.	93,430	2,698,258
Maytag Corp. (2)	70,784	988,852
Whirlpool Corp.	62,198	4,212,671

		7,899,781

HOUSEHOLD PRODUCTS & WARES—0.04%
Clorox Co.	12,716	800,981
Fortune Brands Inc.	3,174	255,920
Scotts Miracle-Gro Co. (The) Class A (1) (2)	12,743	894,941

		1,951,842

HOUSEWARES—0.09%
Newell Rubbermaid Inc. (2)	195,840	4,296,730

		4,296,730

INSURANCE—5.58%
AFLAC Inc.	37,984	1,415,284
Alleghany Corp. (1)	3,662	1,014,318
Allmerica Financial Corp. (1)	45,097	1,621,237
Allstate Corp. (The)	521,201	28,176,126
Ambac Financial Group Inc.	63,553	4,750,587
American Financial Group Inc.	28,069	864,525
American International Group Inc.	588,265	32,595,764
American National Insurance Co.	6,155	651,815
AON Corp.	252,037	5,756,525
Berkley (W.R.) Corp.	43,505	2,157,848
Chubb Corp. (2)	146,254	11,593,555
CIGNA Corp.	103,622	9,253,445
Cincinnati Financial Corp.	114,455	4,991,383
CNA Financial Corp. (1) (2)	22,035	618,302
Conseco Inc. (1) (2)	133,013	2,716,125
Erie Indemnity Co. Class A (2)	21,570	1,124,228
Fidelity National Financial Inc.	123,701	4,074,711
First American Corp. (2)	60,379	1,988,884
Gallagher (Arthur J.) & Co.	3,901	112,349
Hartford Financial Services Group Inc. (2)	225,280	15,445,197

HCC Insurance Holdings Inc.	38,526	1,393,100
Jefferson-Pilot Corp.	107,702	5,282,783
Lincoln National Corp.	134,219	6,058,646
Loews Corp.	114,694	8,434,597
Markel Corp. (1) (2)	3,581	1,236,197
MBIA Inc. (2)	111,503	5,829,377
Mercury General Corp. (2)	19,874	1,098,237
MetLife Inc.	309,957	12,119,319
MGIC Investment Corp. (2)	76,095	4,692,779
Nationwide Financial Services Inc.	43,672	1,567,825
Odyssey Re Holdings Corp. (2)	9,956	249,298
Old Republic International Corp.	139,945	3,259,319
PMI Group Inc. (The) (2)	73,799	2,805,100
Principal Financial Group Inc.	246,370	9,482,781
Progressive Corp. (The)	129,150	11,850,804
Protective Life Corp. (2)	53,518	2,103,257
Prudential Financial Inc.	338,840	19,449,416
Radian Group Inc.	47,210	2,253,805
Reinsurance Group of America Inc.	22,180	944,424
SAFECO Corp. (2)	97,707	4,759,308
St. Paul Travelers Companies Inc.	518,679	19,051,080
StanCorp Financial Group Inc.	20,096	1,703,739
Torchmark Corp. (2)	85,555	4,465,971
Transatlantic Holdings Inc. (2)	18,531	1,227,123
Unitrin Inc.	20,690	939,326
UNUMProvident Corp. (2)	228,366	3,886,789
Wesco Financial Corp. (2)	1,028	395,759

		267,462,367

INTERNET—0.10%
Avocent Corp. (1)	8,692	223,037
CheckFree Corp. (1) (2)	25,577	1,042,519
Google Inc. Class A (1)	2,443	440,986
McAfee Inc. (1)	19,417	438,048
TIBCO Software Inc. (1)	32,076	238,966
VeriSign Inc. (1)	58,706	1,684,862
WebMD Corp. (1) (2)	94,334	801,839

		4,870,257

INVESTMENT COMPANIES—0.08%
Allied Capital Corp. (2)	99,182	2,588,650
American Capital Strategies Ltd. (2)	43,219	1,357,509

		3,946,159

IRON & STEEL—0.18%
International Steel Group Inc. (1)	11,872	468,944
Nucor Corp.	61,527	3,541,494
United States Steel Corp. (2)	87,319	4,440,171

		8,450,609

LEISURE TIME—0.08%
Brunswick Corp.	30,260	1,417,681
Sabre Holdings Corp.	120,005	2,625,709

		4,043,390

LODGING—0.38%
Caesars Entertainment Inc. (1)	236,249	4,675,368
Harrah’s Entertainment Inc.	39,386	2,543,548
Hilton Hotels Corp.	42,221	943,639
Las Vegas Sands Corp. (1)	5,914	266,130
Marriott International Inc. Class A	17,748	1,186,631
MGM Mirage (1)	36,103	2,556,814
Starwood Hotels & Resorts Worldwide Inc.	102,185	6,134,166

		18,306,296

MACHINERY—0.40%
AGCO Corp. (1)	68,707	1,253,903
Briggs & Stratton Corp. (2)	8,818	321,063
Caterpillar Inc.	62,050	5,673,852
Cummins Inc. (2)	31,337	2,204,558

Deere & Co.	111,084	7,457,069
Rockwell Automation Inc.	41,322	2,340,478

		19,250,923

MANUFACTURING—6.80%
Brink’s Co. (The)	2,682	92,797
Carlisle Companies Inc. (2)	23,812	1,661,363
Crane Co.	46,703	1,344,579
Dover Corp.	42,165	1,593,415
Eastman Kodak Co. (2)	221,284	7,202,794
Eaton Corp.	116,267	7,603,862
General Electric Co.	7,158,261	258,126,892
Harsco Corp.	20,838	1,242,153
Honeywell International Inc.	671,300	24,979,073
Illinois Tool Works Inc.	11,167	999,782
ITT Industries Inc.	45,040	4,064,410
Pall Corp.	94,436	2,561,104
Pentair Inc. (2)	77,172	3,009,708
Roper Industries Inc. (2)	3,801	248,966
SPX Corp. (2)	71,613	3,099,411
Teleflex Inc.	27,138	1,388,923
Textron Inc.	91,111	6,798,703

		326,017,935

MEDIA—4.76%
Belo (A.H.) Corp.	38,005	917,441
Cablevision Systems Corp. (1)	32,366	907,866
Citadel Broadcasting Corp. (1)	27,421	376,490
Comcast Corp. Class A (1)	1,685,783	56,945,750
Cox Radio Inc. Class A (1) (2)	18,914	317,944
Dex Media Inc.	14,246	294,180
DIRECTV Group Inc. (The) (1)	55,374	798,493
Entercom Communications Corp. (1)	37,353	1,326,779
Gannett Co. Inc. (2)	196,915	15,572,038
Hearst-Argyle Television Inc. (2)	23,260	593,130
Knight Ridder Inc.	50,376	3,387,786
Lee Enterprises Inc. (2)	34,842	1,512,143
Liberty Media Corp. Class A	1,083,508	11,235,978
Liberty Media International Inc. Class A (1)	61,661	2,697,052
McClatchy Co. (The) Class A (2)	13,707	1,016,511
Media General Inc. Class A (2)	9,792	605,635
New York Times Co. Class A (2)	19,985	731,051
Radio One Inc. Class D (1) (2)	33,355	491,986
Sirius Satellite Radio Inc. (1) (2)	950,012	5,339,067
Time Warner Inc. (1)	2,744,420	48,164,571
Tribune Co.	210,730	8,401,805
UnitedGlobalCom Inc. Class A (1)	56,351	533,080
Univision Communications Inc. Class A (1) (2)	105,321	2,916,338
Viacom Inc. Class B	894,906	31,169,576
Walt Disney Co. (The)	1,112,541	31,963,303

		228,215,993

METAL FABRICATE & HARDWARE—0.05%
Precision Castparts Corp.	21,634	1,666,034
Timken Co. (The)	25,211	689,269
Worthington Industries Inc.	9,068	174,831

		2,530,134

MINING—0.46%
Alcoa Inc.	241,862	7,350,186
Newmont Mining Corp.	110,655	4,675,174
Owens-Illinois Inc. (1)	85,354	2,145,800
Phelps Dodge Corp.	72,181	7,342,973
Southern Peru Copper Corp. (2)	4,844	268,648

		21,782,781

OFFICE & BUSINESS EQUIPMENT—0.30%
IKON Office Solutions Inc. (2)	86,276	853,270
Pitney Bowes Inc.	79,123	3,570,030
Xerox Corp. (1)	670,639	10,160,181

		14,583,481

OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A (2)	37,532	517,942

		517,942

OIL & GAS—13.16%
Amerada Hess Corp.	59,519	5,726,323
Anadarko Petroleum Corp.	194,146	14,774,511
Apache Corp.	250,661	15,347,973
Burlington Resources Inc.	269,731	13,505,431
Chesapeake Energy Corp. (2)	205,459	4,507,770
ChevronTexaco Corp.	1,636,714	95,436,793
ConocoPhillips	526,564	56,784,662
Devon Energy Corp.	372,941	17,807,933
Diamond Offshore Drilling Inc. (2)	24,839	1,239,466
ENSCO International Inc.	55,672	2,096,608
EOG Resources Inc.	178,362	8,693,364
Exxon Mobil Corp.	5,005,807	298,346,097
Kerr-McGee Corp.	105,308	8,248,776
Marathon Oil Corp.	266,282	12,493,951
Murphy Oil Corp. (2)	59,123	5,837,214
Newfield Exploration Co. (1)	25,797	1,915,685
Noble Energy Inc.	44,770	3,045,255
Occidental Petroleum Corp.	299,931	21,346,089
Patterson-UTI Energy Inc.	8,953	224,004
Pioneer Natural Resources Co. (2)	92,234	3,940,236
Pogo Producing Co.	42,980	2,116,335
Premcor Inc.	30,195	1,802,038
Pride International Inc. (1)	47,065	1,169,095
Rowan Companies Inc.	40,580	1,214,559
Sunoco Inc.	58,115	6,016,065
Unocal Corp.	203,199	12,535,346
Valero Energy Corp.	198,458	14,541,018

		630,712,597

OIL & GAS SERVICES—0.14%
Cooper Cameron Corp. (1) (2)	32,885	1,881,351
National Oilwell Varco Inc. (1)	77,229	3,606,599
Tidewater Inc. (2)	24,639	957,472

		6,445,422

PACKAGING & CONTAINERS—0.25%
Ball Corp.	36,235	1,503,028
Bemis Co. Inc.	82,610	2,570,823
Packaging Corporation of America (2)	46,515	1,129,849
Pactiv Corp. (1)	38,891	908,105
Sealed Air Corp. (1)	13,430	697,554
Smurfit-Stone Container Corp. (2)	194,808	3,013,680
Sonoco Products Co.	75,515	2,178,608

		12,001,647

PHARMACEUTICALS—2.14%
AmerisourceBergen Corp.	62,462	3,578,448
Bristol-Myers Squibb Co.	1,084,350	27,607,551
Caremark Rx Inc. (1)	153,876	6,121,187
Eyetech Pharmaceuticals Inc. (1)	652	17,930
Hospira Inc. (1)	119,893	3,868,947
Medco Health Solutions Inc. (1)	118,749	5,886,388
Merck & Co. Inc.	974,366	31,540,227
Omnicare Inc.	21,358	757,141
Watson Pharmaceuticals Inc. (1) (2)	82,677	2,540,664
Wyeth	485,414	20,474,763

		102,393,246

PIPELINES—0.59%
Dynegy Inc. Class A (1) (2)	217,107	848,888
El Paso Corp.	492,875	5,214,618
Equitable Resources Inc.	46,406	2,665,561
Kinder Morgan Inc.	62,088	4,700,062

National Fuel Gas Co. (2)	55,903	1,598,267
Questar Corp.	60,067	3,558,970
Western Gas Resources Inc. (2)	41,254	1,421,200
Williams Companies Inc.	429,581	8,080,419

		28,087,985

REAL ESTATE—0.03%
Forest City Enterprises Inc. Class A (2)	24,132	1,539,622

		1,539,622

REAL ESTATE INVESTMENT TRUSTS—2.70%
AMB Property Corp.	63,720	2,408,616
Annaly Mortgage Management Inc. (2)	90,382	1,695,566
Apartment Investment & Management Co. Class A	78,515	2,920,758
Archstone-Smith Trust	150,884	5,146,653
Arden Realty Group Inc. (2)	50,630	1,713,826
AvalonBay Communities Inc. (2)	53,698	3,591,859
Boston Properties Inc. (2)	63,557	3,828,038
BRE Properties Inc. Class A (2)	38,180	1,347,754
Camden Property Trust (2)	38,963	1,832,430
CBL & Associates Properties Inc. (2)	8,665	619,634
CenterPoint Properties Trust (2)	36,127	1,481,207
Crescent Real Estate Equities Co. (2)	59,140	966,348
Developers Diversified Realty Corp. (2)	78,366	3,115,049
Duke Realty Corp. (2)	109,528	3,269,411
Equity Office Properties Trust	321,345	9,682,125
Equity Residential	216,347	6,968,537
Federal Realty Investment Trust (2)	39,694	1,919,205
General Growth Properties Inc. (2)	146,611	4,999,435
Health Care Property Investors Inc.	101,682	2,386,477
Health Care REIT Inc. (2)	39,178	1,253,696
Hospitality Properties Trust	51,893	2,095,439
Host Marriott Corp. (2)	267,565	4,430,876
HRPT Properties Trust	136,973	1,631,348
iStar Financial Inc.	84,491	3,479,339
Kimco Realty Corp. (2)	74,631	4,022,611
Liberty Property Trust	65,231	2,547,271
Macerich Co. (The)	45,152	2,405,699
Mack-Cali Realty Corp.	46,801	1,982,022
Mills Corp. (2)	24,590	1,300,811
New Plan Excel Realty Trust Inc. (2)	76,967	1,932,641
Pan Pacific Retail Properties Inc.	30,091	1,707,664
Plum Creek Timber Co. Inc.	140,887	5,029,666
ProLogis	139,447	5,173,484
Public Storage Inc. (2)	62,926	3,583,006
Rayonier Inc. (2)	38,248	1,894,423
Reckson Associates Realty Corp. (2)	58,734	1,803,134
Regency Centers Corp. (2)	15,851	754,983
Shurgard Storage Centers Inc. Class A	35,054	1,436,513
Simon Property Group Inc.	129,307	7,833,418
SL Green Realty Corp. (2)	30,005	1,686,881
Thornburg Mortgage Inc. (2)	68,760	1,928,030
Trizec Properties Inc.	67,370	1,280,030
United Dominion Realty Trust Inc. (2)	105,234	2,196,234
Ventas Inc.	28,855	720,221
Vornado Realty Trust	71,730	4,968,737
Weingarten Realty Investors	5,495	189,632

		129,160,737

RETAIL—3.12%
American Eagle Outfitters Inc.	6,266	185,160
AnnTaylor Stores Corp. (1) (2)	19,571	500,822
AutoNation Inc. (1)	135,767	2,571,427
Barnes & Noble Inc. (1)	38,636	1,332,556
Big Lots Inc. (1) (2)	52,170	627,083
BJ’s Wholesale Club Inc. (1) (2)	53,965	1,676,153
Blockbuster Inc.	96,856	855,238
Borders Group Inc.	59,295	1,578,433
Brinker International Inc. (1)	6,760	244,847

Cabela’s Inc. Class A (1)	2,344	48,357
Circuit City Stores Inc. (2)	127,063	2,039,361
Claire’s Stores Inc.	5,937	136,788
Costco Wholesale Corp.	332,140	14,673,945
CVS Corp.	271,332	14,277,490
Darden Restaurants Inc.	69,654	2,136,985
Dillard’s Inc. Class A (2)	45,657	1,228,173
Federated Department Stores Inc.	130,244	8,288,728
Foot Locker Inc.	69,862	2,046,957
Home Depot Inc.	143,006	5,468,549
Limited Brands Inc.	259,764	6,312,265
May Department Stores Co. (The)	244,389	9,047,281
McDonald’s Corp.	971,200	30,243,168
Neiman-Marcus Group Inc. Class A	33,271	3,044,629
Nordstrom Inc.	27,456	1,520,513
Office Depot Inc. (1)	241,801	5,363,146
OfficeMax Inc.	87,700	2,937,950
Outback Steakhouse Inc. (2)	5,048	231,148
Penney (J.C.) Co. Inc. (Holding Co.)	188,080	9,765,114
Pier 1 Imports Inc. (2)	36,261	661,038
Regis Corp.	22,818	933,941
Rite Aid Corp. (1)	37,563	148,749
Saks Inc.	97,886	1,766,842
Sears Holdings Corp. (1) (2)	78,092	10,399,512
Toys R Us Inc. (1)	164,588	4,239,787
Wendy’s International Inc. (2)	76,830	2,999,443

		149,531,578

SAVINGS & LOANS—1.08%
Astoria Financial Corp.	100,547	2,543,839
Capitol Federal Financial (2)	16,200	561,168
Golden West Financial Corp.	131,696	7,967,608
Independence Community Bank Corp. (2)	64,657	2,521,623
People’s Bank (2)	27,674	1,133,250
Sovereign Bancorp Inc.	283,728	6,287,412
Washington Federal Inc. (2)	66,884	1,559,066
Washington Mutual Inc.	673,273	26,594,284
Webster Financial Corp.	51,125	2,321,586

		51,489,836

SEMICONDUCTORS—0.23%
Advanced Micro Devices Inc. (1)	133,658	2,154,567
Applied Micro Circuits Corp. (1)	127,096	418,146
Conexant Systems Inc. (1)	627,715	941,573
Fairchild Semiconductor International Inc. Class A (1) (2)	66,002	1,011,811
Freescale Semiconductor Inc. Class B (1)	77,886	1,343,534
International Rectifier Corp. (1) (2)	18,478	840,749
Intersil Corp. Class A	77,286	1,338,594
LSI Logic Corp. (1)	158,519	886,121
Novellus Systems Inc.	45,136	1,206,485
QLogic Corp. (1)	25,014	1,013,067

		11,154,647

SOFTWARE—1.03%
Activision Inc. (1)	25,876	382,965
Automatic Data Processing Inc.	68,716	3,088,784
BMC Software Inc. (1)	127,182	1,907,730
Compuware Corp. (1)	297,847	2,144,498
Fair Isaac Corp.	21,651	745,660
Microsoft Corp.	1,422,155	34,373,486
NAVTEQ Corp. (1)	14,763	639,976
Oracle Corp. (1)	305,105	3,807,710
Siebel Systems Inc. (1)	77,228	705,092
Sybase Inc. (1) (2)	81,812	1,510,250

		49,306,151

TELECOMMUNICATIONS—5.45%
ADC Telecommunications Inc. (1)	189,523	377,151
Alltel Corp. (2)	233,637	12,814,989

American Tower Corp. Class A (1) (2)	165,877	3,023,938
AT&T Corp.	612,004	11,475,075
BellSouth Corp.	1,432,698	37,665,630
CenturyTel Inc.	106,715	3,504,521
CIENA Corp. (1)	395,502	680,263
Citizens Communications Co.	258,611	3,346,426
Comverse Technology Inc. (1)	67,335	1,698,189
Corning Inc. (1)	166,615	1,854,425
Crown Castle International Corp. (1)	73,369	1,178,306
Enterasys Networks Inc. (1)	245	343
Foundry Networks Inc. (1) (2)	43,262	428,294
Harris Corp.	35,266	1,151,435
Lucent Technologies Inc. (1) (2)	3,304,019	9,086,052
NTL Inc. (1)	49,887	3,176,305
Polycom Inc. (1)	38,357	650,151
Qwest Communications International Inc. (1) (2)	1,137,681	4,209,420
SBC Communications Inc.	2,565,427	60,774,966
Scientific-Atlanta Inc.	127,120	3,587,326
Sprint Corp. (FON Group)	857,008	19,496,932
Telephone & Data Systems Inc.	21,616	1,763,866
Tellabs Inc. (1)	211,536	1,544,213
3Com Corp. (1)	303,098	1,079,029
United States Cellular Corp. (1)	6,563	299,470
UTStarcom Inc. (1) (2)	40,691	445,566
Verizon Communications Inc.	2,134,829	75,786,430

		261,098,711

TEXTILES—0.03%
Mohawk Industries Inc. (1) (2)	19,208	1,619,234

		1,619,234

TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	119,558	2,444,961
Mattel Inc.	182,804	3,902,865

		6,347,826

TRANSPORTATION—1.18%
Burlington Northern Santa Fe Corp.	281,015	15,155,139
CNF Inc.	27,455	1,284,619
CSX Corp.	165,773	6,904,445
FedEx Corp.	44,747	4,203,981
Norfolk Southern Corp.	302,280	11,199,474
Ryder System Inc.	27,198	1,134,157
Union Pacific Corp.	205,993	14,357,712
Yellow Roadway Corp. (1) (2)	36,938	2,162,351

		56,401,878

WATER—0.04%
Aqua America Inc. (2)	71,697	1,746,539

		1,746,539

TOTAL COMMON STOCKS (Cost: $4,337,823,195)		4,784,071,029

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.22%

COMMERCIAL PAPER(3)—1.97%
Amstel Funding Corp.
2.95%, 08/19/05	$702,224	694,168
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	11,932,372	11,919,241
ANZ National Bank Ltd.
2.94%, 08/15/05	844,710	835,344
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,436,007	1,433,729

Cantabric Finance LLC
2.80%, 04/29/05	912,287	910,300
Chariot Funding LLC
2.70%, 04/06/05	456,143	455,972
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,706,314	1,704,865
Corporate Asset Funding
2.75%, 05/05/05	1,182,594	1,179,522
CRC Funding LLC
2.74%, 04/28/05	844,710	842,974
DEPFA Bank PLC
2.28%, 05/03/05	844,710	843,002
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	5,744,027	5,716,541
Fairway Finance LLC
3.15%, 09/15/05	1,502,823	1,480,863
Falcon Asset Securitization Corp.
2.75%, 04/14/05	675,768	675,098
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	2,094,880	2,090,714
Fortis Funding LLC
2.35%, 05/09/05	2,365,188	2,359,321
General Electric Capital Corp.
2.74%, 07/07/05	844,710	838,474
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	4,802,277	4,793,104
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	5,068,259	5,005,928
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	13,054,281	13,037,809
Kitty Hawk Funding Corp.
2.75%, 04/15/05	2,355,642	2,353,123
Liberty Street Funding Corp.
2.80%, 04/20/05	846,923	845,671
Moat Funding LLC
2.74%, 05/02/05	1,182,594	1,179,804
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,402,218	1,400,924
New Center Asset Trust
2.80%, 04/15/05	1,689,420	1,687,580
Nordea North America Inc.
2.74%, 07/11/05	844,710	838,217
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,927,037	1,924,647
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	5,439,425	5,431,638
Polonius Inc.
2.82%, 04/28/05	1,402,218	1,399,253
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,454,996	1,453,531
Ranger Funding Co. LLC
2.75%, 04/14/05	2,534,130	2,531,618
Santander Central Hispano
2.75%, 07/08/05	2,111,775	2,095,994
Scaldis Capital LLC
2.75%, 07/08/05	422,828	419,663
Societe Generale
2.75%, 05/03/05	1,520,478	1,516,761
Sydney Capital Corp.
2.75%, 04/12/05	2,949,220	2,946,742
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,469,795	1,467,623
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	1,472,059	1,470,560
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	1,101,721	1,100,627
Tulip Funding Corp.
2.71%, 04/08/05	1,397,066	1,396,329
Variable Funding Capital Corp.
2.80%, 04/20/05	1,300,853	1,298,931

Yorktown Capital LLC
2.80%, 04/20/05	2,652,389	2,648,469

		94,224,674

FLOATING RATE NOTES(3)—2.80%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	777,133	777,157
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	5,912,969	5,913,930
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	1,098,123	1,097,874
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	5,490,614	5,491,051
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,689,420	1,689,420
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	5,744,027	5,743,050
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	5,068,259	5,068,056
Commodore CDO Ltd.
3.08%, 12/12/05	422,355	422,355
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	5,068,259	5,067,596
DEPFA Bank PLC
2.99%, 12/15/05	1,689,420	1,689,420
Dorada Finance Inc.
2.66%, 07/29/05 (4)	1,402,218	1,402,081
Fairway Finance LLC
2.80%, 06/20/05	844,710	844,691
Fifth Third Bancorp
2.81%, 02/23/06 (4)	3,378,839	3,378,839
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	2,196,246	2,196,335
General Electric Capital Corp.
2.86%, 03/09/06	760,239	761,208
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	616,852	616,852
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	1,098,123	1,098,123
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,689,420	1,689,420
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	5,068,259	5,068,260
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	7,602,389	7,602,501
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,773,891	1,773,891
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	6,926,621	6,928,175
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	3,378,839	3,378,839
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,689,420	1,691,216
MetLife Funding Inc.
2.74%, 03/06/06 (4)	2,534,130	2,534,130
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	4,223,549	4,223,303
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	6,250,853	6,252,042
Norddeutsche Landesbank
2.63%, 07/27/05	1,689,420	1,689,229
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	5,068,259	5,068,259
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	5,997,440	5,997,441
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	929,181	928,997

Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	8,616,041	8,616,378
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	5,198,345	5,198,174
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	5,068,259	5,068,260
Wells Fargo & Co.
2.78%, 03/15/06 (4)	844,710	844,822
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	5,912,969	5,912,525
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	8,514,675	8,514,105
Winston Funding Ltd.
2.75%, 04/25/05 (4)	1,206,246	1,206,246
World Savings Bank
2.71%, 09/09/05	591,297	591,271

		134,035,522

MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	6,757,679	6,757,679
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	3,779,566	3,779,566
BlackRock Temp Cash Money Market Fund (3)	315,064	315,064
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	708,169	708,169

		11,560,478

REPURCHASE AGREEMENTS(3)—2.01%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $37,170,221 and effective yields of 2.89% - 2.90%. (6)	$37,167,234	37,167,234
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $33,791,107 and an effective yield of 2.89%. (6)	33,788,395	33,788,395
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $25,343,330 and an effective yield of 2.89%. (6)	25,341,296	25,341,296

		96,296,925

TIME DEPOSITS(3)—1.11%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,182,594	1,182,590
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,689,420	1,689,420
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,365,188	2,365,188
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	2,196,246	2,196,246
First Tennessee Bank
2.77%, 04/15/05	844,710	844,710
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	2,094,880	2,094,881
Natexis Banques
2.98%, 08/18/05	1,689,420	1,689,420
Norddeutsche Landesbank
2.11%, 06/07/05	1,689,420	1,689,358
Rabobank Nederland NV NY
2.84%, 04/01/05	12,430,835	12,430,835
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	4,139,078	4,139,079
SunTrust Bank
2.68%, 05/03/05	1,689,420	1,689,273
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	5,744,027	5,743,854
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	3,040,956	3,040,945

Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	8,362,628	8,362,627
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,689,420	1,689,413
World Savings Bank
2.75%, 05/03/05	2,365,188	2,365,188

		53,213,027

U.S. GOVERNMENT AGENCY NOTES(3)—0.09%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	2,024,820	2,022,074
Federal National Mortgage Association
2.33%, 07/22/05	2,534,130	2,515,799

		4,537,873

TOTAL SHORT-TERM INVESTMENTS (Cost: $393,868,499)		393,868,499

TOTAL INVESTMENTS IN SECURITIES — 108.07% (Cost: $4,731,691,694)		5,177,939,528
Other Assets, Less Liabilities — (8.07%)		(386,560,323)

NET ASSETS — 100.00%		$4,791,379,205

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.87%

ADVERTISING—0.46%
ADVO Inc. (1)	193,477	$7,245,714
Catalina Marketing Corp. (1)	332,832	8,620,349
Donnelley (R.H.) Corp. (2)	143,628	8,343,351
FTD Group Inc. (2)	58,427	708,135
Greenfield Online Inc. (2)	42,702	839,094
Marchex Inc. Class B (1) (2)	26,824	499,999
Reading International Inc. Class A (1) (2)	91,897	647,874
SITEL Corp. (2)	376,050	737,058
ValueVision Media Inc. Class A (1) (2)	114,956	1,422,006
Ventiv Health Inc. (1) (2)	127,683	2,936,709

		32,000,289

AEROSPACE & DEFENSE—1.37%
AAR Corp. (1) (2)	205,746	2,798,146
Armor Holdings Inc. (1) (2)	182,083	6,753,458
BE Aerospace Inc. (1) (2)	358,409	4,300,908
Curtiss-Wright Corp. (1)	133,875	7,630,875
DRS Technologies Inc. (2)	150,933	6,414,652
Ducommun Inc. (2)	47,431	948,620
EDO Corp. (1)	99,913	3,002,386
Engineered Support Systems Inc.	148,254	7,934,554
Esterline Technologies Corp. (2)	156,436	5,404,864
GenCorp Inc. (1)	300,023	6,000,460
HEICO Corp. (1)	124,216	2,496,742
Herley Industries Inc. (2)	72,678	1,243,521
Innovative Solutions & Support Inc. (1) (2)	44,837	1,423,575
Kaman Corp. Class A	134,978	1,680,476
Moog Inc. Class A (2)	165,962	7,501,482
MTC Technologies Inc. (2)	46,543	1,512,647
Orbital Sciences Corp. (1) (2)	343,331	3,323,444
Sequa Corp. Class A (2)	39,788	2,063,008
Teledyne Technologies Inc. (2)	207,020	6,479,726
Titan Corp. (The) (2)	535,197	9,719,178
Triumph Group Inc. (2)	101,207	3,941,001
United Industrial Corp. (1)	64,076	1,897,931

		94,471,654

AGRICULTURE—0.34%
Alico Inc. (2)	22,930	1,208,411
Delta & Pine Land Co. (1)	240,991	6,506,757
DIMON Inc.	288,436	1,802,725
Maui Land & Pineapple Co. Inc. (1) (2)	20,522	880,394
Standard Commercial Corp.	64,728	1,203,941
Tejon Ranch Co. (2)	48,732	2,173,447
Universal Corp.	160,327	7,338,167
Vector Group Ltd. (1)	154,390	2,374,518

		23,488,360

AIRLINES—0.55%
AirTran Holdings Inc. (1) (2)	538,652	4,874,801
Alaska Air Group Inc. (1) (2)	171,417	5,046,516
America West Holdings Corp. Class B (1) (2)	224,649	1,219,844
Continental Airlines Inc. Class B (1) (2)	422,315	5,084,673
Delta Air Lines Inc. (1) (2)	739,614	2,995,437
ExpressJet Holdings Inc. (2)	239,171	2,728,941

FLYi Inc. (1) (2)	293,819	373,150
Frontier Airlines Inc. (1) (2)	227,136	2,380,385
Mesa Air Group Inc. (1) (2)	202,689	1,418,823
Northwest Airlines Corp. (1) (2)	476,775	3,189,625
Pinnacle Airlines Corp. (2)	125,062	1,328,158
Republic Airways Holdings Inc. (2)	38,617	482,712
SkyWest Inc.	370,196	6,881,944

		38,005,009

APPAREL—0.97%
Carter’s Inc. (2)	41,981	1,668,745
Cherokee Inc.	43,308	1,449,952
Deckers Outdoor Corp. (1) (2)	58,249	2,081,819
DHB Industries Inc. (1) (2)	151,221	1,330,745
Guess? Inc. (2)	95,789	1,312,309
Gymboree Corp. (1) (2)	194,836	2,443,243
Hartmarx Corp. (2)	146,100	1,393,794
Kellwood Co. (1)	173,219	4,986,975
K-Swiss Inc. Class A (1)	164,922	5,447,374
OshKosh B’Gosh Inc. Class A (1)	42,736	1,303,448
Oxford Industries Inc. (1)	84,673	3,098,185
Perry Ellis International Inc. (2)	34,711	778,915
Phillips-Van Heusen Corp.	154,619	4,119,050
Quiksilver Inc. (2)	374,723	10,878,209
Russell Corp.	182,358	3,297,033
Skechers U.S.A. Inc. Class A (2)	126,709	1,961,455
Steven Madden Ltd. (2)	74,204	1,238,465
Stride Rite Corp.	234,661	3,120,991
Warnaco Group Inc. (The) (1) (2)	292,768	7,038,143
Wolverine World Wide Inc.	380,759	8,159,665

		67,108,515

AUTO MANUFACTURERS—0.11%
A.S.V. Inc. (1) (2)	51,055	2,024,075
Noble International Ltd. (1)	41,493	940,231
Wabash National Corp. (1)	193,648	4,725,011

		7,689,317

AUTO PARTS & EQUIPMENT—0.83%
Aftermarket Technology Corp. (2)	75,350	1,243,275
ArvinMeritor Inc. (1)	442,729	6,849,018
Bandag Inc. (1)	71,583	3,362,969
Collins & Aikman Corp. (1) (2)	246,279	302,923
Commercial Vehicle Group Inc. (2)	63,582	1,271,640
Cooper Tire & Rubber Co.	401,777	7,376,626
Exide Technologies Inc. (1) (2)	127,768	1,648,207
Goodyear Tire & Rubber Co. (The) (1) (2)	970,943	12,962,089
Hayes Lemmerz International Inc. (2)	242,738	1,262,238
Keystone Automotive Industries Inc. (2)	97,312	2,253,746
Modine Manufacturing Co.	151,599	4,446,399
Sports Resorts International Inc. (2)	10,424	34,608
Standard Motor Products Inc.	80,380	940,446
Strattec Security Corp. (2)	24,821	1,329,909
Superior Industries International Inc. (1)	142,489	3,763,134
Tenneco Automotive Inc. (2)	267,223	3,329,599
Visteon Corp. (1)	825,618	4,714,279

		57,091,105

BANKS—7.77%
ABC Bancorp	75,437	1,274,128
ACE Cash Express Inc. (2)	57,671	1,312,015
Alabama National Bancorp (1)	83,283	5,154,385
AMCORE Financial Inc.	160,018	4,520,508
AmericanWest Bancorporation (2)	65,663	1,265,326
Arrow Financial Corp.	55,482	1,510,775
BancFirst Corp. (1)	20,594	1,421,398
Bancorp Inc. (The) (2)	50,629	708,806
BancorpSouth Inc.	492,510	10,165,406
BancTrust Financial Group Inc.	55,001	1,113,220
Bank of Granite Corp.	86,571	1,600,698

Bank of the Ozarks Inc. (1)	68,033	2,160,048
Banner Corp.	64,623	1,742,882
Boston Private Financial Holdings Inc. (1)	174,224	4,137,820
Bryn Mawr Bank Corp. (1)	45,206	923,107
Camden National Corp.	49,768	1,759,299
Capital City Bank Group Inc. (1)	60,201	2,438,743
Capital Corporation of the West	32,420	1,506,882
Capital Crossing Bank (1) (2)	27,007	888,530
Capitol Bancorp Ltd.	65,437	1,979,469
Cascade Bancorp (1)	107,027	2,077,394
Cathay General Bancorp	276,446	8,708,049
Center Financial Corp. (1)	61,943	1,092,055
Central Coast Bancorp (2)	72,110	1,209,285
Central Pacific Financial Corp.	186,685	6,281,950
Century Bancorp Inc. Class A	22,733	651,755
Chemical Financial Corp.	160,213	5,207,724
Chittenden Corp. (1)	293,724	7,657,385
Citizens Banking Corp. (1)	276,417	8,115,603
City Bank	49,599	1,604,032
City Holding Co.	106,726	3,152,152
Coastal Financial Corp.	90,736	1,364,669
CoBiz Inc. (1)	83,234	1,613,075
Columbia Bancorp	37,355	1,190,130
Columbia Banking System Inc.	99,379	2,360,251
Community Bank System Inc.	172,265	3,946,591
Community Banks Inc.	68,218	1,704,768
Community Trust Bancorp Inc.	76,395	2,200,940
Corus Bankshares Inc.	99,323	4,736,714
CVB Financial Corp. (1)	292,281	5,301,977
East West Bancorp Inc.	320,566	11,835,297
EuroBancshares Inc. (2)	52,114	881,248
Farmers Capital Bank Corp.	39,178	1,324,216
Financial Institutions Inc.	51,721	1,024,593
First BanCorp (Puerto Rico)	219,329	9,266,650
First Bancorp Inc. (North Carolina) (1)	71,954	1,629,039
First Busey Corp. Class A (1)	85,103	1,646,743
First Charter Corp. (1)	189,823	4,288,102
First Citizens BancShares Inc. Class A	38,692	5,663,735
First Commonwealth Financial Corp. (1)	443,415	6,074,785
First Community Bancorp	82,965	3,675,349
First Community Bancshares Inc.	64,553	1,812,003
First Financial Bancorp (1)	223,699	4,082,507
First Financial Bankshares Inc. (1)	87,246	3,893,789
First Financial Corp.	86,299	2,550,135
First Indiana Corp.	69,409	1,679,698
First Merchants Corp.	118,087	3,058,453
First Midwest Bancorp Inc.	296,946	9,644,806
First Oak Brook Bancshares Inc. Class A	43,032	1,260,407
First of Long Island Corp.	21,837	924,142
First Republic Bank (1)	124,432	4,027,864
1st Source Corp.	75,800	1,616,814
First State Bancorp	98,642	1,674,448
FNB Corp. (Pennsylvania) (1)	346,132	6,628,428
FNB Corp. (Virginia)	46,593	1,201,168
Frontier Financial Corp.	103,308	3,915,373
GB&T Bancshares Inc. (1)	65,176	1,411,712
German American Bancorp	59,584	923,552
Glacier Bancorp Inc.	156,223	4,764,801
Gold Bancorp Inc.	255,686	3,587,275
Great Southern Bancorp Inc.	66,740	2,167,048
Greater Bay Bancorp (1)	327,564	7,995,837
Hancock Holding Co.	177,389	5,765,142
Hanmi Financial Corp.	187,883	3,109,464
Harleysville National Corp.	166,991	3,548,559
Heartland Financial USA Inc.	64,457	1,280,116
IBERIABANK Corp.	41,590	2,339,853
Independent Bank Corp. (Massachusetts)	94,181	2,731,249
Independent Bank Corp. (Michigan)	118,415	3,406,800
Integra Bank Corp.	97,763	2,164,473
Interchange Financial Services Corp.	106,292	1,833,537

Irwin Financial Corp. (1)	111,708	2,571,518
K-Fed Bancorp	36,251	457,850
KNBT Bancorp Inc.	194,998	2,983,469
Lakeland Bancorp Inc. (1)	109,441	1,703,996
Lakeland Financial Corp.	37,437	1,439,453
Macatawa Bank Corp.	56,648	1,901,957
Main Street Banks Inc. (1)	96,636	2,558,921
MainSource Financial Group Inc. (1)	62,519	1,374,168
MB Financial Inc.	122,950	4,708,985
MBT Financial Corp.	92,313	1,741,946
Mercantile Bank Corp.	45,786	1,871,732
Mid-State Bancshares	150,448	4,001,917
Midwest Banc Holdings Inc.	68,948	1,372,755
Nara Bancorp Inc. (1)	117,223	1,646,983
National Penn Bancshares Inc. (1)	219,664	5,397,145
NBC Capital Corp.	44,382	1,073,157
NBT Bancorp Inc. (1)	209,903	4,703,926
Oak Hill Financial Inc.	22,430	754,994
Old National Bancorp (1)	444,398	9,021,279
Old Second Bancorp Inc.	85,476	2,579,238
Omega Financial Corp.	72,585	2,161,944
Oriental Financial Group Inc. (1)	118,969	2,786,254
Origen Financial Inc.	55,159	381,149
Pacific Capital Bancorp	289,889	8,632,894
Park National Corp.	91,667	10,312,538
Peapack-Gladstone Financial Corp. (1)	46,689	1,260,603
PennRock Financial Services Corp.	48,961	1,709,718
Peoples Bancorp Inc.	67,894	1,826,349
Peoples Holding Co.	66,618	2,071,820
Placer Sierra Bancshares	37,405	859,193
PrivateBancorp Inc. (1)	104,882	3,294,344
Prosperity Bancshares Inc. (1)	122,271	3,238,959
Provident Bankshares Corp.	207,349	6,834,223
R&G Financial Corp. Class B	177,233	5,524,353
Republic Bancorp Inc.	448,961	6,078,932
Republic Bancorp Inc. Class A	54,613	1,213,222
Riggs National Corp. (1)	111,604	2,130,520
Royal Bancshares of Pennsylvania Class A	27,915	633,950
S&T Bancorp Inc. (1)	151,132	5,350,073
Sandy Spring Bancorp Inc. (1)	92,593	2,992,606
Santander BanCorp	33,849	891,244
SCBT Financial Corp.	52,221	1,568,197
Seacoast Banking Corp. of Florida	74,422	1,464,625
Security Bank Corp.	29,880	1,230,757
Signature Bank (2)	39,391	1,044,255
Silicon Valley Bancshares (1) (2)	225,263	9,925,088
Simmons First National Corp. Class A	93,960	2,332,087
Smithtown Bancorp Inc.	33,548	940,015
Southern Community Financial Corp.	97,232	913,981
Southside Bancshares Inc.	62,973	1,312,357
Southwest Bancorp Inc.	68,885	1,270,928
Southwest Bancorp of Texas Inc. (1)	437,990	8,037,116
State Bancorp Inc.	51,962	1,351,532
State Financial Services Corp. Class A	36,511	1,349,081
Sterling Bancorp	103,014	2,500,150
Sterling Bancshares Inc. (1)	285,577	4,055,193
Sterling Financial Corp. (Pennsylvania)	137,081	3,566,848
Suffolk Bancorp	69,478	2,294,858
Sun Bancorp Inc. (New Jersey) (2)	62,203	1,423,516
Susquehanna Bancshares Inc.	293,715	7,160,772
SY Bancorp Inc. (1)	76,069	1,673,518
Taylor Capital Group Inc.	24,860	811,679
Texas Capital Bancshares Inc. (1) (2)	136,036	2,856,756
Texas Regional Bancshares Inc. Class A	261,836	7,883,882
Tompkins Trustco Inc.	51,223	2,179,539
TriCo Bancshares	72,054	1,509,531
TrustCo Bank Corp. NY (1)	474,406	5,450,925
Trustmark Corp.	300,033	8,700,957
UMB Financial Corp.	96,190	5,475,135
Umpqua Holdings Corp.	279,224	6,519,880

Union Bankshares Corp.	55,438	1,775,125
United Bancshares Inc. (1)	238,793	7,913,600
United Community Banks Inc.	181,431	4,305,358
United PanAm Financial Corp. (1) (2)	30,466	621,202
Univest Corp. of Pennsylvania	48,845	1,944,519
Unizan Financial Corp.	138,831	3,609,606
USB Holding Co. Inc.	74,222	1,646,986
Virginia Commerce Bancorp Inc. (2)	43,305	1,170,967
Virginia Financial Group Inc.	45,553	1,498,466
Washington Trust Bancorp Inc.	84,471	2,321,263
WesBanco Inc. (1)	127,064	3,495,531
West Bancorporation	108,582	1,850,237
West Coast Bancorp	96,331	2,292,678
Westamerica Bancorp	202,515	10,484,202
Western Sierra Bancorp (1) (2)	41,447	1,414,586
Wilshire Bancorp Inc.	90,169	1,175,804
Wintrust Financial Corp.	137,359	6,468,235
Yardville National Bancorp	54,070	1,763,763

		536,674,717

BEVERAGES—0.12%
Boston Beer Co. Inc. Class A (2)	54,201	1,187,002
Coca-Cola Bottling Co. Consolidated	25,331	1,325,065
Farmer Brothers Co.	43,799	1,048,986
Hansen Natural Corp. (1) (2)	38,317	2,301,702
National Beverage Corp. (2)	47,815	389,692
Peet’s Coffee & Tea Inc. (2)	75,033	1,849,563

		8,102,010

BIOTECHNOLOGY—1.60%
Aksys Ltd. (1) (2)	49,508	156,940
Alexion Pharmaceuticals Inc. (2)	172,508	3,737,386
Applera Corp. - Celera Genomics Group (2)	465,385	4,770,196
ARIAD Pharmaceuticals Inc. (1) (2)	333,697	1,868,703
Avant Immunotherapeutics Inc. (1) (2)	474,540	773,500
Axonyx Inc. (1) (2)	327,670	403,034
Barrier Therapeutics Inc. (2)	45,204	700,210
Bio-Rad Laboratories Inc. Class A (2)	110,894	5,401,647
Cambrex Corp.	166,594	3,548,452
CancerVax Corp. (1) (2)	105,849	697,545
Cell Genesys Inc. (1) (2)	289,027	1,309,292
Ciphergen Biosystems Inc. (1) (2)	144,996	401,639
Corgentech Inc. (1) (2)	39,573	91,809
CuraGen Corp. (1) (2)	275,662	1,146,754
Curis Inc. (2)	307,096	1,099,404
CYTOGEN Corp. (2)	99,134	573,986
Cytokinetics Inc. (2)	47,593	312,210
deCODE genetics Inc. (1) (2)	307,081	1,750,362
Digene Corp. (1) (2)	89,496	1,857,042
Diversa Corp. (2)	151,778	755,854
Encysive Pharmaceuticals Inc. (1) (2)	363,841	3,718,455
Enzo Biochem Inc. (1) (2)	161,673	2,331,325
Enzon Pharmaceuticals Inc. (2)	279,789	2,851,050
Exelixis Inc. (2)	412,644	2,797,726
Genaera Corp. (1) (2)	364,675	831,459
Genencor International Inc. (2)	44,127	848,562
Geron Corp. (1) (2)	324,661	1,983,679
GTx Inc. (1) (2)	34,252	311,693
Human Genome Sciences Inc. (1) (2)	827,427	7,628,877
Illumina Inc. (1) (2)	186,101	1,503,696
Immunogen Inc. (2)	234,675	1,227,350
Immunomedics Inc. (1) (2)	294,695	716,109
Incyte Corp. (1) (2)	441,305	3,014,113
Integra LifeSciences Holdings Corp. (1) (2)	129,369	4,556,376
InterMune Inc. (1) (2)	183,979	2,023,769
Keryx Biopharmaceuticals Inc. (1) (2)	139,275	1,860,714
Kosan Biosciences Inc. (2)	135,330	554,853
Lexicon Genetics Inc. (2)	407,584	2,082,754
LifeCell Corp. (1) (2)	182,954	1,628,291
Maxim Pharmaceuticals Inc. (2)	185,295	326,119

Maxygen Inc. (2)	144,786	1,242,264
Momenta Pharmaceuticals Inc. (2)	40,811	345,669
Myogen Inc. (2)	120,534	951,013
Myriad Genetics Inc. (1) (2)	195,589	3,596,882
Nanogen Inc. (1) (2)	304,735	1,060,478
Neose Technologies Inc. (1) (2)	176,286	454,818
Oscient Pharmaceuticals Corp. (2)	390,626	914,065
Peregrine Pharmaceuticals Inc. (1) (2)	807,580	1,187,143
Praecis Pharmaceuticals Inc. (2)	340,882	357,926
Regeneration Technologies Inc. (1) (2)	148,349	1,529,478
Regeneron Pharmaceuticals Inc. (1) (2)	243,018	1,241,822
Seattle Genetics Inc. (2)	200,783	1,032,025
Serologicals Corp. (1) (2)	215,823	5,274,714
SuperGen Inc. (1) (2)	322,857	1,569,085
Telik Inc. (1) (2)	324,075	4,887,051
Tercica Inc. (2)	48,382	369,155
Third Wave Technologies Inc. (2)	180,431	1,039,283
Transkaryotic Therapies Inc. (1) (2)	186,889	4,665,684
Vertex Pharmaceuticals Inc. (1) (2)	502,627	4,704,589

		110,576,079

BUILDING MATERIALS—1.18%
Aaon Inc. (2)	56,146	924,163
Apogee Enterprises Inc.	175,197	2,501,813
Comfort Systems USA Inc. (2)	245,557	1,903,067
Drew Industries Inc. (1) (2)	46,051	1,733,820
Eagle Materials Inc. (1)	120,046	9,716,523
ElkCorp (1)	125,701	4,834,460
Genlyte Group Inc. (The) (1) (2)	77,602	6,981,852
Interline Brands Inc. (2)	56,932	1,087,971
Lennox International Inc.	282,651	6,195,710
LSI Industries Inc.	127,329	1,429,905
NCI Building Systems Inc. (2)	131,349	5,070,071
Simpson Manufacturing Co. Inc. (1)	234,089	7,233,350
Texas Industries Inc.	135,042	7,258,507
Trex Co. Inc. (1) (2)	65,606	2,913,562
U.S. Concrete Inc. (2)	134,838	845,434
Universal Forest Products Inc.	100,575	3,907,339
USG Corp. (1) (2)	205,495	6,814,214
York International Corp. (1)	263,662	10,330,277

		81,682,038

CHEMICALS—2.81%
Aceto Corp.	152,914	1,134,622
Airgas Inc.	383,710	9,166,832
Albemarle Corp.	224,651	8,168,310
American Vanguard Corp. (1)	31,998	1,435,750
Arch Chemicals Inc. (1)	148,490	4,227,510
Cabot Microelectronics Corp. (1) (2)	158,347	4,968,929
Crompton Corp.	730,777	10,669,344
Cytec Industries Inc. (1)	248,192	13,464,360
Ferro Corp.	267,370	5,031,903
FMC Corp. (2)	231,946	12,397,514
Fuller (H.B.) Co. (1)	181,803	5,272,287
Georgia Gulf Corp.	181,647	8,352,129
Grace (W.R.) & Co. (1) (2)	418,794	3,568,125
Great Lakes Chemical Corp. (1)	323,846	10,401,934
Hercules Inc. (2)	701,425	10,163,648
Kronos Worldwide Inc. (1)	20,190	858,292
MacDermid Inc.	172,148	5,594,810
Minerals Technologies Inc.	131,057	8,620,929
Mosaic Co. (The) (1) (2)	808,015	13,784,736
NewMarket Corp. (2)	88,329	1,642,919
NL Industries Inc. (2)	50,091	1,157,102
Octel Corp.	79,539	1,473,858
Olin Corp. (1)	443,166	9,882,602
OM Group Inc. (2)	180,935	5,504,043
OMNOVA Solutions Inc. (2)	256,861	1,379,344
PolyOne Corp. (2)	584,371	5,189,214
Quaker Chemical Corp. (1)	52,341	1,075,084

Schulman (A.) Inc.	192,391	3,351,451
Sensient Technologies Corp. (1)	298,378	6,433,030
Spartech Corp.	159,838	3,172,784
Stepan Co.	33,880	796,519
Symyx Technologies Inc. (1) (2)	179,421	3,956,233
Terra Industries Inc. (1) (2)	308,589	2,394,651
UAP Holding Corp. (2)	174,962	2,816,888
Valhi Inc.	65,174	1,280,669
Wellman Inc. (1)	204,650	2,959,239
Westlake Chemical Corp.	75,097	2,429,388

		194,176,982

COAL—0.10%
Alpha Natural Resources Inc. (2)	138,788	3,979,052
Foundation Coal Holdings Inc.	110,388	2,595,222

		6,574,274

COMMERCIAL SERVICES—4.34%
Aaron Rents Inc.	241,985	4,839,700
ABM Industries Inc.	239,733	4,610,066
Administaff Inc. (1)	139,001	2,029,415
Advance America Cash Advance Centers Inc.	312,970	4,844,776
Advisory Board Co. (The) (1) (2)	112,879	4,932,812
Albany Molecular Research Inc. (2)	148,793	1,529,592
Alderwoods Group Inc. (2)	255,223	3,174,974
AMN Healthcare Services Inc. (1) (2)	73,509	1,169,528
Answerthink Inc. (2)	292,306	1,207,224
Arbitron Inc.	197,222	8,460,824
Banta Corp.	158,869	6,799,593
Bowne & Co. Inc.	223,153	3,356,221
Bright Horizons Family Solutions Inc. (1) (2)	168,431	5,682,862
CDI Corp. (1)	79,404	1,757,211
Central Parking Corp. (1)	118,064	2,028,340
Century Business Services Inc. (2)	406,547	1,666,843
Charles River Associates Inc. (1) (2)	64,877	3,201,680
Chemed Corp.	77,401	5,919,628
Clark Inc.	103,027	1,594,858
Coinstar Inc. (1) (2)	157,856	3,346,547
Consolidated Graphics Inc. (2)	71,935	3,783,781
Cornell Companies Inc. (2)	85,081	1,072,021
Corrections Corp. of America (2)	241,666	9,328,308
CorVel Corp. (1) (2)	40,781	869,451
CoStar Group Inc. (1) (2)	102,203	3,766,181
Cross Country Healthcare Inc. (1) (2)	147,082	2,465,094
DiamondCluster International Inc. Class A (2)	149,513	2,407,159
Dollar Financial Corp. (2)	31,605	375,467
Dollar Thrifty Automotive Group Inc. (2)	160,995	5,277,416
Educate Inc. (2)	115,351	1,599,918
Electro Rent Corp. (2)	115,627	1,551,714
Euronet Worldwide Inc. (2)	152,879	4,364,695
Exponent Inc. (2)	40,871	976,408
First Advantage Corp. Class A (2)	22,319	468,699
Forrester Research Inc. (2)	87,378	1,230,282
FTI Consulting Inc. (1) (2)	271,513	5,604,028
Gartner Inc. Class A (1) (2)	406,254	3,887,851
Geo Group Inc. (The) (2)	53,291	1,523,057
Gevity HR Inc. (1)	150,992	2,886,967
Healthcare Services Group Inc.	99,802	2,420,198
Heidrick & Struggles International Inc. (1) (2)	106,842	3,928,580
Hooper Holmes Inc.	366,474	1,399,931
Hudson Highland Group Inc. (1) (2)	127,150	2,172,993
Huron Consulting Group Inc. (2)	37,266	771,779
Insurance Auto Auctions Inc. (2)	55,487	1,545,313
Integrated Electrical Services Inc. (1) (2)	208,085	574,315
Interactive Data Corp. (2)	234,512	4,866,124
Intersections Inc. (2)	44,433	646,500
iPayment Holdings Inc. (1) (2)	66,928	2,824,362
Jackson Hewitt Tax Service Inc. (1)	239,802	5,016,658
Kelly Services Inc. Class A	112,285	3,232,685
Kforce Inc. (1) (2)	168,553	1,852,397

Korn/Ferry International (1) (2)	205,085	3,902,768
Labor Ready Inc. (1) (2)	263,816	4,920,168
Landauer Inc.	56,814	2,700,938
Learning Tree International Inc. (1) (2)	56,457	813,545
LECG Corp. (2)	83,980	1,646,008
Magellan Health Services Inc. (2)	171,765	5,848,598
MAXIMUS Inc.	118,968	3,984,238
McGrath RentCorp (1)	122,934	2,874,197
Medical Staffing Network Holdings Inc. (1) (2)	78,033	515,798
Midas Inc. (1) (2)	99,374	2,268,708
Monro Muffler Brake Inc. (2)	60,257	1,555,233
MPS Group Inc. (1) (2)	670,243	7,044,254
Navigant Consulting Inc. (1) (2)	292,765	7,971,991
NCO Group Inc. (1) (2)	172,282	3,368,113
Neurogen Corp. (2)	160,092	1,133,451
PAREXEL International Corp. (1) (2)	166,547	3,913,854
PDI Inc. (2)	54,385	1,114,892
PRA International (2)	52,924	1,425,243
Pre-Paid Legal Services Inc. (1)	63,371	2,144,475
PRG-Schultz International Inc. (1) (2)	264,253	1,323,908
Princeton Review Inc. (The) (1) (2)	105,865	583,316
ProxyMed Inc. (2)	37,649	327,170
QC Holdings Inc. (2)	32,532	488,956
Quanta Services Inc. (1) (2)	459,563	3,506,466
Rent-Way Inc. (1) (2)	168,700	1,383,340
Resources Connection Inc. (1) (2)	294,879	6,171,817
Rewards Network Inc. (2)	101,968	424,187
Rollins Inc.	187,140	3,480,804
SFBC International Inc. (1) (2)	90,868	3,202,188
Sotheby’s Holdings Inc. Class A (2)	291,222	4,939,125
Source Interlink Companies Inc. (1) (2)	127,446	1,433,767
SOURCECORP Inc. (2)	102,687	2,068,116
Spherion Corp. (2)	385,437	2,886,923
StarTek Inc. (1)	70,382	1,182,418
Stewart Enterprises Inc. Class A (1) (2)	684,395	4,209,029
Strayer Education Inc. (1)	94,484	10,706,927
TeleTech Holdings Inc. (1) (2)	240,281	3,104,431
TNS Inc. (2)	29,301	525,953
United Rentals Inc. (1) (2)	275,118	5,560,135
Universal Technical Institute Inc. (2)	90,286	3,322,525
Valassis Communications Inc. (1) (2)	332,362	11,619,376
Vertrue Inc. (1) (2)	33,024	1,170,371
Volt Information Sciences Inc. (2)	50,936	1,230,104
Watson Wyatt & Co. Holdings (1)	205,491	5,589,355
Wright Express Corp. (2)	189,125	3,234,037

		299,664,242

COMPUTERS—3.04%
ActivCard Corp. (2)	269,790	1,713,166
Advanced Digital Information Corp. (1) (2)	409,338	3,356,572
Agilysys Inc.	164,170	3,227,582
Ansoft Corp. (2)	43,219	1,166,049
Anteon International Corp. (2)	172,088	6,699,386
BISYS Group Inc. (The) (2)	767,803	12,039,151
Blue Coat Systems Inc. (2)	65,798	1,546,253
Brocade Communications Systems Inc. (2)	1,654,618	9,795,339
CACI International Inc. Class A (1) (2)	185,849	10,264,440
Carreker Corp. (2)	132,129	741,244
Catapult Communications Corp. (2)	45,984	981,758
CIBER Inc. (1) (2)	325,661	2,367,555
Covansys Corp. (2)	142,032	2,118,407
Cray Inc. (1) (2)	554,475	1,413,911
CyberGuard Corp. (2)	110,693	912,110
CyberSource Corp. (2)	175,914	905,957
Digimarc Corp. (2)	99,345	610,972
Dot Hill Systems Corp. (2)	277,275	1,649,786
Echelon Corp. (2)	179,304	1,226,439
Electronics For Imaging Inc. (1) (2)	341,857	6,098,729
Equinix Inc. (1) (2)	74,459	3,152,594
FactSet Research Systems Inc. (1)	194,773	6,429,457

Gateway Inc. (1) (2)	1,419,907	5,722,225
Hutchinson Technology Inc. (1) (2)	166,340	5,785,305
iGATE Corp. (2)	132,546	494,397
Imation Corp.	226,123	7,857,774
InFocus Corp. (1) (2)	253,480	1,454,975
Intergraph Corp. (1) (2)	210,630	6,068,250
Internap Network Services Corp. (2)	1,860,017	1,097,410
InterVoice-Brite Inc. (2)	230,888	2,592,872
Iomega Corp. (1) (2)	329,852	1,415,065
Kanbay International Inc. (2)	45,824	937,559
Komag Inc. (1) (2)	175,483	3,922,045
Kronos Inc. (1) (2)	198,061	10,122,898
LaserCard Corp. (1) (2)	61,998	308,750
Lexar Media Inc. (1) (2)	453,485	2,258,355
Magma Design Automation Inc. (1) (2)	157,120	1,865,014
Manhattan Associates Inc. (1) (2)	192,515	3,921,531
McDATA Corp. Class A (1) (2)	749,971	2,827,391
Mentor Graphics Corp. (1) (2)	486,785	6,668,954
Mercury Computer Systems Inc. (1) (2)	135,366	3,733,394
Merge Technologies Inc. (1) (2)	70,194	1,231,905
MICROS Systems Inc. (2)	205,478	7,543,097
Mobility Electronics Inc. (1) (2)	158,976	1,111,242
MTS Systems Corp.	126,645	3,676,504
Ness Technologies Inc. (2)	86,803	1,039,900
NetScout Systems Inc. (1) (2)	155,034	689,901
Overland Storage Inc. (2)	87,881	1,290,093
PalmOne Inc. (1) (2)	274,872	6,976,251
PEC Solutions Inc. (2)	73,765	927,964
Perot Systems Corp. Class A (2)	484,824	6,516,035
Quantum Corp. (1) (2)	1,151,162	3,349,881
RadiSys Corp. (1) (2)	122,094	1,728,851
SI International Inc. (1) (2)	41,843	1,156,122
Silicon Graphics Inc. (1) (2)	1,668,105	1,985,045
Silicon Storage Technology Inc. (2)	519,033	1,930,803
SimpleTech Inc. (2)	129,624	510,719
SRA International Inc. Class A (2)	83,059	5,004,305
Stratasys Inc. (1) (2)	59,055	1,673,028
Sykes Enterprises Inc. (2)	159,682	1,097,015
Synaptics Inc. (1) (2)	147,577	3,423,786
Syntel Inc.	47,303	837,263
TALX Corp.	130,613	2,371,932
Tier Technologies Inc. Class B (2)	113,869	839,215
TransAct Technologies Inc. (1) (2)	55,015	550,700
Tumbleweed Communications Corp. (1) (2)	302,624	835,242
Tyler Technologies Inc. (2)	234,704	1,786,097
Ultimate Software Group Inc. (1) (2)	104,880	1,675,982
Xybernaut Corp. (1) (2)	1,142,076	479,672

		209,709,571

COSMETICS & PERSONAL CARE—0.16%
Chattem Inc. (1) (2)	106,691	4,744,549
Elizabeth Arden Inc. (2)	143,241	3,400,541
Inter Parfums Inc. (1)	31,885	459,144
Revlon Inc. Class A (1) (2)	935,875	2,695,320

		11,299,554

DISTRIBUTION & WHOLESALE—0.91%
Advanced Marketing Services Inc. (2)	90,769	544,614
Aviall Inc. (2)	150,627	4,217,556
Beacon Roofing Supply Inc. (2)	88,016	1,926,230
BlueLinx Holdings Inc.	41,536	561,151
Brightpoint Inc. (2)	115,399	2,161,423
Building Materials Holdings Corp.	85,601	3,807,532
Central European Distribution Corp. (1) (2)	78,659	2,618,558
Handleman Co. (1)	141,828	2,689,059
LKQ Corp. (2)	93,418	1,874,899
NuCo2 Inc. (1) (2)	50,083	1,317,183
Owens & Minor Inc. (1)	250,413	6,798,713
ScanSource Inc. (2)	79,907	4,141,580
SCP Pool Corp. (1)	340,146	10,837,052

United Stationers Inc. (2)	215,945	9,771,511
Watsco Inc.	142,052	5,980,389
WESCO International Inc. (2)	126,928	3,553,984

		62,801,434

DIVERSIFIED FINANCIAL SERVICES—1.44%
Accredited Home Lenders Holding Co. (1) (2)	104,281	3,778,101
Advanta Corp. Class B	125,323	2,882,429
Affiliated Managers Group Inc. (1) (2)	155,358	9,636,857
Archipelago Holdings Inc. (2)	68,161	1,206,450
Asset Acceptance Capital Corp. (2)	51,135	975,656
Asta Funding Inc.	59,689	1,263,616
BKF Capital Group Inc. (1)	40,025	1,601,400
Calamos Asset Management Inc. Class A (1)	146,836	3,952,825
Capital Southwest Corp.	17,715	1,401,256
Capital Trust Inc. Class A (1)	74,802	2,481,930
CharterMac (1)	279,970	6,019,355
Circle Group Holdings Inc. (1) (2)	126,194	90,860
Cohen & Steers Inc.	48,947	807,625
Collegiate Funding Services LLC (2)	51,965	809,615
CompuCredit Corp. (2)	127,149	3,384,706
Credit Acceptance Corp. (2)	64,061	1,267,127
Encore Capital Group Inc. (2)	77,604	1,129,138
eSpeed Inc. (2)	147,264	1,354,829
Federal Agricultural Mortgage Corp. (1)	53,869	942,169
Financial Federal Corp. (1)	109,981	3,890,028
First Cash Inc. (2)	75,477	1,597,848
Gabelli Asset Management Inc. Class A	42,167	1,882,757
GFI Group Inc. (2)	25,977	696,963
Greenhill & Co. Inc.	32,025	1,146,495
Greg Manning Auctions Inc. (1) (2)	31,533	317,537
Harris & Harris Group Inc. (2)	100,216	1,206,601
Investment Technology Group Inc. (2)	279,640	4,893,700
Knight Trading Group Inc. (1) (2)	709,555	6,840,110
LaBranche & Co. Inc. (1) (2)	337,404	3,137,857
MarketAxess Holdings Inc. (2)	27,375	305,779
Marlin Business Services Corp. (2)	38,016	774,766
Metris Companies Inc. (1) (2)	205,876	2,386,103
National Financial Partners Corp.	212,855	8,471,629
Nelnet Inc. Class A (2)	52,329	1,665,632
optionsXpress Holdings Inc. (2)	94,697	1,533,144
Piper Jaffray Companies Inc. (2)	126,545	4,630,282
Portfolio Recovery Associates Inc. (1) (2)	77,350	2,632,220
Sanders Morris Harris Group Inc. (1)	76,797	1,388,490
Stifel Financial Corp. (2)	46,325	1,009,885
SWS Group Inc.	97,130	1,556,994
World Acceptance Corp. (2)	102,774	2,622,792

		99,573,556

ELECTRIC—1.73%
Aquila Inc. (1) (2)	1,504,032	5,760,443
Avista Corp.	308,696	5,402,180
Black Hills Corp. (1)	206,741	6,836,925
Calpine Corp. (1) (2)	2,830,781	7,926,187
Central Vermont Public Service Corp.	77,879	1,750,720
CH Energy Group Inc. (1)	100,551	4,595,181
Cleco Corp.	303,243	6,459,076
CMS Energy Corp. (1) (2)	1,242,374	16,200,557
Duquesne Light Holdings Inc. (1)	486,178	8,712,310
El Paso Electric Co. (2)	303,939	5,774,841
Empire District Electric Co. (The) (1)	161,912	3,766,073
IDACORP Inc. (1)	265,919	7,544,122
MGE Energy Inc.	127,451	4,225,001
Ormat Technologies Inc.	47,090	737,429
Otter Tail Corp.	184,740	4,625,890
PNM Resources Inc.	385,284	10,279,377
Sierra Pacific Resources Corp. (1) (2)	747,861	8,039,506
UIL Holdings Corp. (1)	79,695	4,036,552
UniSource Energy Corp. (1)	217,763	6,744,120

		119,416,490

ELECTRICAL COMPONENTS & EQUIPMENT—0.82%
Advanced Energy Industries Inc. (2)	135,960	1,314,733
Artesyn Technologies Inc. (1) (2)	221,213	1,926,765
Belden CDT Inc. (1)	298,728	6,634,749
C&D Technologies Inc.	162,472	1,632,844
Capstone Turbine Corp. (2)	527,256	817,247
Cherokee International Corp. (2)	46,702	326,447
Color Kinetics Inc. (2)	26,239	264,489
Encore Wire Corp. (2)	101,377	1,034,045
Energy Conversion Devices Inc. (1) (2)	128,515	2,921,146
EnerSys (2)	81,408	1,066,445
General Cable Corp. (1) (2)	250,656	3,025,418
GrafTech International Ltd. (1) (2)	620,295	3,529,479
Intermagnetics General Corp. (1) (2)	178,211	4,337,656
Littelfuse Inc. (2)	140,757	4,032,688
Magnetek Inc. (1) (2)	154,643	824,247
Medis Technologies Ltd. (1) (2)	83,084	1,191,425
Powell Industries Inc. (2)	43,303	801,972
Power-One Inc. (1) (2)	407,659	1,981,223
Rayovac Corp. (1) (2)	316,961	13,185,578
Universal Display Corp. (1) (2)	134,209	938,121
Valence Technology Inc. (1) (2)	395,140	1,213,080
Vicor Corp.	122,336	1,277,188
Wilson Greatbatch Technologies Inc. (1) (2)	136,939	2,497,767

		56,774,752

ELECTRONICS—2.65%
ADE Corp. (1) (2)	60,247	1,337,483
American Superconductor Corp. (2)	169,776	1,694,364
Analogic Corp. (1)	73,130	3,162,872
Bei Technologies Inc.	71,394	1,711,314
Bel Fuse Inc. Class B (1)	72,297	2,190,599
Benchmark Electronics Inc. (1) (2)	261,782	8,332,521
Brady Corp. Class A	231,893	7,501,739
Checkpoint Systems Inc. (1) (2)	247,425	4,176,534
Coherent Inc. (2)	192,494	6,498,597
CTS Corp. (1)	230,336	2,994,368
Cubic Corp. (1)	99,842	1,891,007
Cymer Inc. (2)	234,350	6,273,549
Daktronics Inc. (1) (2)	92,295	1,998,187
DDi Corp. (1) (2)	166,947	467,452
Dionex Corp. (1) (2)	118,377	6,451,546
Electro Scientific Industries Inc. (1) (2)	179,352	3,477,635
Excel Technology Inc. (2)	77,087	1,894,798
FEI Co. (1) (2)	152,097	3,521,046
FSI International Inc. (2)	191,192	808,742
Identix Inc. (1) (2)	562,763	2,841,953
II-VI Inc. (2)	143,036	2,494,548
Intevac Inc. (1) (2)	107,048	1,009,463
Itron Inc. (1) (2)	133,088	3,944,728
Keithley Instruments Inc.	80,488	1,298,271
KEMET Corp. (2)	551,017	4,270,382
Maxwell Technologies Inc. (1) (2)	69,832	640,359
Measurements Specialties Inc. (1) (2)	68,700	1,580,100
Merix Corp. (1) (2)	116,036	1,300,764
Methode Electronics Inc.	226,540	2,743,399
Metrologic Instruments Inc. (2)	67,023	1,506,677
MIPS Technologies Inc. Class A (2)	261,082	3,002,443
Molecular Devices Corp. (1) (2)	98,662	1,874,578
Multi-Fineline Electronix Inc. (2)	37,894	668,829
OSI Systems Inc. (1) (2)	93,123	1,630,584
Paradyne Networks Inc. (2)	248,952	520,310
Park Electrochemical Corp.	111,100	2,250,886
Paxar Corp. (2)	220,531	4,706,132
Photon Dynamics Inc. (1) (2)	107,149	2,042,260
Planar Systems Inc. (1) (2)	93,854	846,563
Plexus Corp. (1) (2)	274,907	3,164,180
PLX Technology Inc. (1) (2)	137,452	1,443,246

RAE Systems Inc. (1) (2)	221,839	681,046
Rofin-Sinar Technologies Inc. (2)	95,190	3,059,407
Rogers Corp. (1) (2)	105,774	4,230,960
SBS Technologies Inc. (2)	98,221	1,095,164
Sonic Solutions Inc. (1) (2)	119,263	1,794,908
Spatialight Inc. (1) (2)	148,971	752,304
Stoneridge Inc. (2)	100,351	1,225,286
Suntron Corp. (1) (2)	13,840	29,756
Sypris Solutions Inc.	43,026	461,239
Taser International Inc. (1) (2)	307,199	3,686,388
Technitrol Inc. (2)	257,352	3,839,692
Thomas & Betts Corp. (2)	374,818	12,106,621
Trimble Navigation Ltd. (2)	323,169	10,926,344
TTM Technologies Inc. (1) (2)	260,206	2,721,755
Ultralife Batteries Inc. (1) (2)	90,490	1,549,189
Varian Inc. (2)	221,315	8,385,625
Viisage Technology Inc. (1) (2)	194,265	654,673
Watts Water Technologies Inc. Class A (1)	152,926	4,986,917
Woodhead Industries Inc.	77,842	1,058,651
Woodward Governor Co.	61,860	4,435,362
X-Rite Inc.	132,937	1,999,372
Zygo Corp. (2)	114,179	1,479,760

		183,325,427

ENERGY - ALTERNATE SOURCES—0.24%
FuelCell Energy Inc. (1) (2)	269,436	2,688,971
Headwaters Inc. (1) (2)	243,121	7,979,231
KFx Inc. (1) (2)	303,371	4,065,171
Plug Power Inc. (1) (2)	311,514	2,055,992

		16,789,365

ENERGY & RELATED—0.06%
Edge Petroleum Corp. (1) (2)	105,665	1,749,812
Syntroleum Corp. (1) (2)	180,454	2,208,757

		3,958,569

ENGINEERING & CONSTRUCTION—0.62%
Dycom Industries Inc. (2)	309,287	7,110,508
EMCOR Group Inc. (1) (2)	96,636	4,524,498
Granite Construction Inc.	212,328	5,577,857
Infrasource Services Inc. (2)	54,617	655,404
Insituform Technologies Inc. Class A (1) (2)	170,547	2,474,637
Perini Corp. (1) (2)	44,132	608,580
Shaw Group Inc. (The) (1) (2)	403,240	8,790,632
URS Corp. (2)	199,996	5,749,885
Washington Group International Inc. (1) (2)	160,980	7,242,490

		42,734,491

ENTERTAINMENT—1.22%
Alliance Gaming Corp. (1) (2)	328,240	3,147,822
Argosy Gaming Co. (2)	166,334	7,638,057
Carmike Cinemas Inc.	49,381	1,840,924
Churchill Downs Inc.	48,800	1,931,992
Dover Downs Gaming & Entertainment Inc.	58,490	728,200
Dover Motorsports Inc.	102,939	519,842
Empire Resorts Inc. (1) (2)	56,636	409,478
Gaylord Entertainment Co. (1) (2)	194,490	7,857,396
Great Wolf Resorts Inc. (2)	96,975	2,419,526
Isle of Capri Casinos Inc. (1) (2)	85,966	2,281,538
Macrovision Corp. (1) (2)	314,814	7,174,611
Magna Entertainment Corp. Class A (1) (2)	242,110	1,486,555
Nevada Gold & Casinos Inc. (2)	51,870	663,936
Penn National Gaming Inc. (1) (2)	408,384	11,998,322
Pinnacle Entertainment Inc. (1) (2)	254,191	4,244,990
Scientific Games Corp. Class A (1) (2)	488,114	11,153,405
Shuffle Master Inc. (1) (2)	221,864	6,425,181
Six Flags Inc. (2)	593,022	2,443,251
Speedway Motorsports Inc.	94,469	3,372,543
Steinway Musical Instruments Inc. (2)	42,957	1,286,992
Sunterra Corp. (1) (2)	118,483	1,786,724

Vail Resorts Inc. (1) (2)	125,277	3,163,244

		83,974,529

ENVIRONMENTAL CONTROL—0.52%
Aleris International Inc. (1) (2)	164,285	4,098,911
Calgon Carbon Corp. (1)	217,990	1,861,635
Casella Waste Systems Inc. Class A (2)	126,271	1,670,565
Darling International Inc. (2)	407,481	1,625,849
Duratek Inc. (1) (2)	65,469	1,306,107
Layne Christensen Co. (2)	62,979	1,087,647
Metal Management Inc.	112,420	2,886,946
Mine Safety Appliances Co. (1)	137,507	5,327,021
Tetra Tech Inc. (1) (2)	356,557	4,499,749
TRC Companies Inc. (2)	58,502	859,979
Waste Connections Inc. (1) (2)	306,173	10,639,512

		35,863,921

FOOD—1.26%
American Italian Pasta Co. Class A (1)	102,420	2,806,308
Arden Group Inc. Class A	8,996	638,536
Cal-Maine Foods Inc. (1)	96,360	757,390
Chiquita Brands International Inc.	259,851	6,958,810
Corn Products International Inc.	465,186	12,090,184
Flowers Foods Inc.	226,532	6,390,468
Gold Kist Inc. (2)	87,865	1,397,053
Great Atlantic & Pacific Tea Co. (1) (2)	105,624	1,573,798
Hain Celestial Group Inc. (1) (2)	163,908	3,055,245
Ingles Markets Inc. Class A	64,781	862,883
J&J Snack Foods Corp.	38,663	1,810,588
Lance Inc.	163,802	2,632,298
M&F Worldwide Corp. (2)	65,342	871,662
MGP Ingredients Inc. (1)	50,939	424,831
Nash Finch Co.	78,482	2,981,531
Pathmark Stores Inc. (2)	192,236	1,213,009
Performance Food Group Co. (1) (2)	295,929	8,191,315
Provide Commerce Inc. (1) (2)	29,358	847,859
Ralcorp Holdings Inc. (1)	186,444	8,828,123
Ruddick Corp.	210,667	4,876,941
Sanderson Farms Inc.	65,725	2,839,977
Sanfilippo (John B.) & Son Inc. (2)	40,550	996,719
Seaboard Corp.	2,277	2,443,221
United Natural Foods Inc. (1) (2)	252,570	7,231,079
Weis Markets Inc.	71,654	2,641,883
Wild Oats Markets Inc. (1) (2)	183,102	1,946,374

		87,308,085

FOREST PRODUCTS & PAPER—0.52%
Buckeye Technologies Inc. (2)	187,380	2,023,704
Caraustar Industries Inc. (2)	182,239	2,350,883
Deltic Timber Corp.	63,184	2,470,494
Glatfelter Co. (1)	183,117	2,700,976
Longview Fibre Co.	325,817	6,112,327
Pope & Talbot Inc. (1)	100,801	1,772,082
Potlatch Corp. (1)	187,936	8,846,148
Rock-Tenn Co. Class A	186,483	2,480,224
Schweitzer-Mauduit International Inc.	95,892	3,217,177
Wausau-Mosinee Paper Corp.	291,467	4,121,343

		36,095,358

GAS—1.66%
Atmos Energy Corp.	488,140	13,179,780
Cascade Natural Gas Corp.	71,549	1,428,118
Energen Corp.	231,851	15,441,277
EnergySouth Inc.	43,704	1,251,464
Laclede Group Inc. (The)	132,285	3,862,722
New Jersey Resources Corp.	175,727	7,649,396
Nicor Inc. (1)	281,029	10,423,366
Northwest Natural Gas Co. (1)	174,103	6,297,306
Peoples Energy Corp. (1)	239,471	10,038,624
Piedmont Natural Gas Co. (1)	485,581	11,187,786

South Jersey Industries Inc. (1)	87,692	4,945,829
Southern Union Co. (1) (2)	543,779	13,654,291
Southwest Gas Corp.	231,241	5,586,783
WGL Holdings Inc. (1)	310,574	9,615,371

		114,562,113

HAND & MACHINE TOOLS—0.46%
Baldor Electric Co. (1)	210,113	5,423,017
Franklin Electric Co. Inc.	102,473	3,866,306
Kennametal Inc. (1)	232,634	11,047,789
Lincoln Electric Holdings Inc. (1)	214,312	6,446,505
Milacron Inc. (1) (2)	241,725	737,261
Regal-Beloit Corp. (1)	155,849	4,486,893

		32,007,771

HEALTH CARE—0.33%
Abaxis Inc. (2)	112,253	993,439
ABIOMED Inc. (1) (2)	97,947	1,036,279
America Service Group Inc. (1) (2)	68,545	1,516,901
Cyberoptics Corp. (1) (2)	48,774	608,700
FARO Technologies Inc. (2)	67,932	1,599,119
Flanders Corp. (2)	83,678	943,888
Genelabs Technologies Inc. (1) (2)	565,904	339,542
I-Flow Corp. (1) (2)	116,068	1,837,356
LeCroy Corp. (2)	52,895	906,091
MedCath Corp. (1) (2)	38,503	1,128,138
Microtek Medical Holdings Inc. (1) (2)	280,007	1,002,425
Microvision Inc. (1) (2)	119,007	693,811
Palomar Medical Technologies Inc. (1) (2)	78,340	2,112,830
Psychiatric Solutions Inc. (1) (2)	88,232	4,058,672
Res-Care Inc. (2)	112,047	1,401,708
Sonic Innovations Inc. (1) (2)	129,578	723,045
ThermoGenesis Corp. (1) (2)	286,257	1,431,285
Urologix Inc. (1) (2)	90,037	413,270

		22,746,499

HEALTH CARE-PRODUCTS—3.43%
Adeza Biomedical Corp. (2)	13,956	169,984
Advanced Medical Optics Inc. (1) (2)	227,399	8,234,118
Advanced Neuromodulation Systems Inc. (1) (2)	128,136	3,435,326
Align Technology Inc. (1) (2)	332,247	2,073,221
American Medical Systems Holdings Inc. (1) (2)	321,727	5,527,270
Animas Corp. (1) (2)	28,562	577,238
Arrow International Inc.	122,142	4,195,578
ArthroCare Corp. (1) (2)	135,720	3,868,020
Aspect Medical Systems Inc. (1) (2)	80,096	1,729,273
BioLase Technology Inc. (1)	128,903	1,095,675
Biosite Inc. (1) (2)	86,154	4,482,593
Bioveris Corp. (2)	131,070	692,050
Bruker BioSciences Corp. (2)	136,365	480,005
Candela Corp. (1) (2)	123,521	1,101,807
Cardiac Science Inc. (1) (2)	468,173	538,399
CardioDynamics International Corp. (2)	230,168	672,091
Cepheid Inc. (1) (2)	266,315	2,575,266
Closure Medical Corp. (2)	44,070	1,176,669
Conceptus Inc. (1) (2)	163,988	1,279,106
CONMED Corp. (2)	189,653	5,712,348
CTI Molecular Imaging Inc. (1) (2)	198,516	4,023,919
Cyberonics Inc. (2)	113,991	5,034,982
Datascope Corp.	74,422	2,275,825
Diagnostic Products Corp. (1)	144,571	6,982,779
DJ Orthopedics Inc. (2)	114,149	2,859,432
Encore Medical Corp. (2)	239,316	1,287,520
EPIX Pharmaceuticals Inc. (1) (2)	145,948	1,021,636
Exactech Inc. (2)	39,183	664,936
E-Z-Em Inc.	43,296	516,088
FoxHollow Technologies Inc. (1) (2)	30,193	851,443
Haemonetics Corp. (2)	124,495	5,248,709
Hanger Orthopedic Group Inc. (1) (2)	136,881	814,442
Hologic Inc. (1) (2)	130,165	4,149,009

ICU Medical Inc. (1) (2)	67,388	2,392,274
Immucor Inc. (2)	285,359	8,614,988
Immunicon Corp. (2)	38,385	226,088
IntraLase Corp. (2)	49,422	827,324
Intuitive Surgical Inc. (1) (2)	213,705	9,717,166
Invacare Corp. (1)	165,626	7,391,888
Inverness Medical Innovations Inc. (1) (2)	85,793	2,016,135
IVAX Diagnostics Inc. (2)	41,037	166,200
Kensey Nash Corp. (1) (2)	61,209	1,657,540
Kyphon Inc. (1) (2)	148,474	3,737,091
Laserscope (1) (2)	115,471	3,665,050
LCA-Vision Inc. (1)	98,503	3,280,150
Lifeline Systems Inc. (2)	71,212	2,159,148
Luminex Corp. (2)	172,129	1,296,131
Medical Action Industries Inc. (2)	52,233	987,204
Mentor Corp. (1)	258,456	8,296,438
Merit Medical Systems Inc. (2)	150,003	1,798,536
Micro Therapeutics Inc. (1) (2)	86,657	334,496
NuVasive Inc. (2)	43,099	556,839
Oakley Inc.	132,229	1,695,176
Occulogix Inc. (2)	34,025	286,490
OraSure Technologies Inc. (1) (2)	253,556	1,866,172
Orthologic Corp. (1) (2)	243,790	1,233,577
Orthovita Inc. (1) (2)	302,630	1,028,942
Palatin Technologies Inc. (1) (2)	344,969	807,227
PolyMedica Corp. (1)	176,895	5,618,185
Possis Medical Inc. (2)	104,327	873,217
PSS World Medical Inc. (1) (2)	430,054	4,889,714
Quidel Corp. (2)	203,313	794,954
SonoSite Inc. (1) (2)	93,930	2,440,301
Stereotaxis Inc. (2)	37,172	288,083
Steris Corp. (2)	445,386	11,245,996
SurModics Inc. (1) (2)	90,378	2,883,962
Sybron Dental Specialties Inc. (2)	245,862	8,826,446
Symmetry Medical Inc. (2)	35,496	675,134
TECHNE Corp. (2)	262,155	10,533,388
Thoratec Corp. (1) (2)	285,885	3,493,515
TriPath Imaging Inc. (1) (2)	176,635	1,243,510
Ventana Medical Systems Inc. (1) (2)	174,404	6,533,174
Viasys Healthcare Inc. (2)	196,526	3,749,716
VISX Inc. (2)	310,699	7,282,785
Vital Sign Inc.	36,107	1,440,308
VNUS Medical Technologies Inc. (2)	35,290	408,658
West Pharmaceutical Services Inc.	189,135	4,520,326
Wright Medical Group Inc. (1) (2)	169,369	4,064,856
Young Innovations Inc.	30,209	1,107,160
Zila Inc. (1) (2)	294,924	1,191,493
Zoll Medical Corp. (1) (2)	58,778	1,324,268

		236,814,176

HEALTH CARE-SERVICES—2.06%
Alliance Imaging Inc. (2)	80,298	766,846
Amedisys Inc. (1) (2)	84,385	2,552,646
American Healthways Inc. (1) (2)	184,409	6,089,185
AMERIGROUP Corp. (2)	315,670	11,540,895
AmSurg Corp. (1) (2)	192,949	4,881,610
Apria Healthcare Group Inc. (2)	318,225	10,215,022
Beverly Enterprises Inc. (1) (2)	684,008	8,468,019
Centene Corp. (1) (2)	258,546	7,753,795
Genesis HealthCare Corp. (1) (2)	126,549	5,427,687
Gentiva Health Services Inc. (2)	161,361	2,610,821
Kindred Healthcare Inc. (1) (2)	168,138	5,901,644
LabOne Inc. (1) (2)	108,735	3,749,183
LifePoint Hospitals Inc. (1) (2)	243,798	10,688,104
Matria Healthcare Inc. (1) (2)	98,699	3,031,046
Molina Healthcare Inc. (1) (2)	66,140	3,048,393
National Healthcare Corp.	43,113	1,474,896
OCA Inc. (1) (2)	272,566	1,158,405
Odyssey Healthcare Inc. (1) (2)	222,844	2,620,645
Option Care Inc. (1)	85,098	1,752,168

Pediatrix Medical Group Inc. (2)	142,552	9,777,642
Province Healthcare Co. (2)	317,682	7,652,959
Radiation Therapy Services Inc. (2)	35,865	680,718
RehabCare Group Inc. (1) (2)	103,479	2,970,882
Sierra Health Services Inc. (1) (2)	146,688	9,364,562
Specialty Laboratories Inc. (2)	50,046	477,939
Sunrise Senior Living Inc. (1) (2)	103,576	5,033,794
Symbion Inc. (2)	52,904	1,130,558
United Surgical Partners International Inc. (1) (2)	179,293	8,206,241
VistaCare Inc. Class A (1) (2)	57,685	1,180,812
Wellcare Health Plans Inc. (2)	58,410	1,779,169

		141,986,286

HOLDING COMPANIES - DIVERSIFIED—0.16%
Resource America Inc. Class A	94,874	3,324,859
Terremark Worldwide Inc. (1) (2)	2,021,461	1,313,950
Walter Industries Inc. (1)	150,466	6,402,328

		11,041,137

HOME BUILDERS—0.99%
Beazer Homes USA Inc. (1)	262,043	13,065,464
Brookfield Homes Corp. (1)	95,156	4,016,535
Champion Enterprises Inc. (1) (2)	449,578	4,226,033
Coachmen Industries Inc.	90,621	1,232,446
Comstock Homebuilding Companies Inc. Class A (2)	16,446	350,135
Dominion Homes Inc. (2)	26,290	445,090
Fleetwood Enterprises Inc. (1) (2)	342,444	2,979,263
Levitt Corp. Class A	97,807	2,507,771
M/I Homes Inc.	77,305	3,782,534
Meritage Homes Corp. (2)	135,001	7,954,259
Monaco Coach Corp. (1)	166,760	2,693,174
Orleans Homebuilders Inc. (1)	15,465	284,401
Palm Harbor Homes Inc. (1) (2)	61,060	992,836
Skyline Corp. (1)	43,938	1,691,174
Technical Olympic USA Inc.	58,724	1,773,465
Thor Industries Inc. (1)	228,304	6,828,573
WCI Communities Inc. (1) (2)	215,823	6,491,956
William Lyon Homes Inc. (1) (2)	26,799	2,055,483
Winnebago Industries Inc. (1)	165,508	5,230,053

		68,600,645

HOME FURNISHINGS—0.50%
American Woodmark Corp.	68,309	2,478,251
Applica Inc. (2)	127,408	644,684
Bassett Furniture Industries Inc.	65,913	1,298,486
Digital Theater Systems Inc. (2)	107,377	1,944,597
Ethan Allen Interiors Inc. (1)	210,185	6,725,920
Furniture Brands International Inc. (1)	314,494	6,859,114
Hooker Furniture Corp.	43,636	824,284
Kimball International Inc. Class B	138,636	2,010,222
La-Z-Boy Inc. (1)	335,463	4,673,000
Stanley Furniture Co. Inc. (1)	35,709	1,688,322
Tempur-Pedic International Inc. (1) (2)	121,042	2,258,644
TiVo Inc. (1) (2)	293,641	1,518,124
Universal Electronics Inc. (1) (2)	86,826	1,465,623

		34,389,271

HOUSEHOLD PRODUCTS & WARES—0.95%
American Greetings Corp. Class A	404,813	10,314,635
Blyth Inc. (1)	183,200	5,833,088
Central Garden & Pet Co. (2)	107,531	4,716,310
CSS Industries Inc.	40,540	1,481,737
Ennis Inc.	162,360	2,747,131
Harland (John H.) Co.	179,544	6,169,132
Jarden Corp. (1) (2)	181,417	8,323,412
Lifetime Hoan Corp. (1)	45,952	711,796
Playtex Products Inc. (1) (2)	222,221	1,999,989
Russ Berrie & Co. Inc.	51,209	980,652
Standard Register Co. (The) (1)	75,355	949,473

Tupperware Corp. (1)	332,659	6,772,937
Water Pik Technologies Inc. (2)	64,232	1,265,370
WD-40 Co. (1)	108,936	3,539,331
Yankee Candle Co. Inc. (The) (2)	301,238	9,549,245

		65,354,238

HOUSEWARES—0.22%
Libbey Inc.	87,295	1,833,195
National Presto Industries Inc.	29,821	1,201,786
Toro Co. (1)	139,868	12,378,318

		15,413,299

INSURANCE—2.57%
Affirmative Insurance Holdings Inc.	61,278	903,850
Alfa Corp.	210,729	3,045,034
American Equity Investment Life Holding Co. (1)	137,552	1,759,290
American Physicians Capital Inc. (2)	54,274	1,859,970
AmerUs Group Co. (1)	250,828	11,851,623
Argonaut Group Inc. (1) (2)	149,238	3,166,830
Baldwin & Lyons Inc. Class B	51,616	1,338,919
Bristol West Holdings Inc.	97,384	1,509,452
Ceres Group Inc. (2)	196,900	1,069,167
Citizens Inc. (1) (2)	200,370	1,152,128
CNA Surety Corp. (1) (2)	99,809	1,357,402
Commerce Group Inc.	154,755	9,591,715
Crawford & Co. Class B	83,245	595,202
Danielson Holding Corp. (2)	292,277	5,041,778
Delphi Financial Group Inc. Class A	157,650	6,778,950
Direct General Corp. (1)	100,959	2,073,698
Donegal Group Inc. Class A	53,220	967,007
EMC Insurance Group Inc.	39,405	751,059
Enstar Group Inc. (1) (2)	20,449	1,226,940
FBL Financial Group Inc. Class A	79,818	2,234,904
First Acceptance Corp. (2)	130,728	1,385,717
FPIC Insurance Group Inc. (1) (2)	51,210	1,646,401
Great American Financial Resources Inc.	47,552	805,531
Harleysville Group Inc.	83,257	1,653,484
Hilb, Rogal & Hobbs Co. (1)	196,318	7,028,184
Horace Mann Educators Corp.	272,561	4,835,232
Independence Holding Co.	30,337	546,976
Infinity Property & Casualty Corp.	131,770	4,119,130
Kansas City Life Insurance Co.	23,484	1,145,080
LandAmerica Financial Group Inc. (1)	113,575	5,682,157
Midland Co. (The)	58,409	1,840,468
National Interstate Corp. (2)	18,518	311,102
National Western Life Insurance Co. Class A (2)	13,870	2,370,938
Navigators Group Inc. (The) (2)	55,162	1,828,345
NYMAGIC Inc.	18,878	447,409
Ohio Casualty Corp. (1) (2)	391,228	8,990,419
Philadelphia Consolidated Holding Corp. (1) (2)	113,708	8,815,781
Phoenix Companies Inc. (1)	603,332	7,710,583
PMA Capital Corp. Class A (2)	173,664	1,389,312
Presidential Life Corp.	136,497	2,222,171
ProAssurance Corp. (2)	166,956	6,594,762
RLI Corp.	142,831	5,920,345
Safety Insurance Group Inc.	64,589	1,999,675
Selective Insurance Group Inc. (1)	176,795	8,173,233
State Auto Financial Corp.	85,939	2,287,696
Stewart Information Services Corp.	108,592	4,074,372
Tower Group Inc.	96,416	1,286,189
Triad Guaranty Inc. (2)	59,485	3,129,506
21st Century Insurance Group	142,432	1,986,926
U.S.I. Holdings Corp. (1) (2)	224,965	2,650,088
UICI	240,665	5,836,126
United Fire & Casualty Co.	91,882	3,108,368
Universal American Financial Corp. (2)	168,558	2,916,053
Vesta Insurance Group (1)	231,915	823,298
Zenith National Insurance Corp. (1)	67,958	3,524,302

		177,360,277

INTERNET—2.95%
Agile Software Corp. (1) (2)	332,788	2,422,697
Alloy Inc. (1) (2)	210,553	1,238,052
aQuantive Inc. (1) (2)	302,838	3,352,417
Arbinet-thexchange Inc. (2)	28,548	543,839
Ariba Inc. (1) (2)	402,547	3,123,765
AsiaInfo Holdings Inc. (2)	225,698	1,133,004
@Road Inc. (2)	218,442	895,612
autobytel.com Inc. (2)	267,705	1,349,233
Blue Nile Inc. (1) (2)	23,932	661,720
CMGI Inc. (2)	2,850,890	5,929,851
CNET Networks Inc. (1) (2)	813,709	7,681,413
Digital Insight Corp. (2)	223,873	3,671,517
Digital River Inc. (1) (2)	215,029	6,700,304
Digitas Inc. (1) (2)	451,808	4,563,261
DoubleClick Inc. (2)	720,454	5,547,496
Drugstore.com Inc. (1) (2)	299,170	771,859
E.piphany Inc. (2)	491,304	1,744,129
EarthLink Inc. (1) (2)	839,282	7,553,538
eCollege.com Inc. (1) (2)	103,189	1,335,266
Entrust Inc. (2)	407,162	1,526,857
eResearch Technology Inc. (1) (2)	283,643	3,341,315
F5 Networks Inc. (1) (2)	233,926	11,810,924
FindWhat.com (1) (2)	165,314	1,714,306
GSI Commerce Inc. (2)	123,575	1,671,970
Harris Interactive Inc. (1) (2)	334,796	1,543,410
HomeStore Inc. (2)	726,765	1,613,418
InfoSpace Inc. (1) (2)	203,517	8,309,599
INTAC International Inc. (1) (2)	51,200	645,120
Interchange Corp. (1) (2)	25,939	262,892
Internet Capital Group Inc. (2)	242,846	1,704,779
Internet Security Systems Inc. (1) (2)	245,752	4,497,262
Interwoven Inc. (2)	258,111	2,010,685
Ipass Inc. (2)	284,476	1,740,993
j2 Global Communications Inc. (1) (2)	120,016	4,117,749
Keynote Systems Inc. (2)	99,072	1,175,985
Kintera Inc. (2)	44,978	238,383
Lionbridge Technologies Inc. (1) (2)	297,325	1,691,779
LookSmart Ltd. (2)	611,687	544,401
MatrixOne Inc. (2)	330,076	1,574,463
Motive Inc. (2)	35,314	353,140
Neoforma Inc. (1) (2)	58,433	464,542
Net2Phone Inc. (1) (2)	228,569	367,996
NetBank Inc.	295,869	2,508,969
NetRatings Inc. (1) (2)	78,959	1,204,125
NIC Inc. (1) (2)	199,919	953,614
1-800 CONTACTS INC. (1) (2)	46,442	969,245
1-800-FLOWERS.COM Inc. (1) (2)	142,490	1,078,649
Openwave Systems Inc. (1) (2)	432,624	5,273,687
Opsware Inc. (1) (2)	377,053	1,945,593
Overstock.com Inc. (1) (2)	75,133	3,229,968
PC-Tel Inc. (2)	134,106	987,020
Phase Forward Inc. (2)	36,531	238,547
PlanetOut Inc. (2)	38,048	320,745
Portal Software Inc. (2)	205,656	497,688
Priceline.com Inc. (1) (2)	152,276	3,837,355
ProQuest Co. (1) (2)	152,512	5,513,309
RealNetworks Inc. (1) (2)	717,604	4,147,751
Redback Networks Inc. (2)	200,916	1,201,478
RightNow Technologies Inc. (1) (2)	41,500	508,790
RSA Security Inc. (1) (2)	443,809	7,034,373
S1 Corp. (1) (2)	450,610	3,127,233
Sapient Corp. (2)	502,428	3,690,334
Secure Computing Corp. (2)	227,486	1,949,555
SeeBeyond Technology Corp. (1) (2)	317,821	1,004,314
Sohu.com Inc. (1) (2)	141,461	2,486,884
SonicWALL Inc. (2)	353,994	1,801,829
Stamps.com Inc. (1) (2)	108,220	1,796,452
Stellent Inc. (1) (2)	129,713	1,090,886
SupportSoft Inc. (2)	233,845	1,234,702

Travelzoo Inc. (1) (2)	10,478	520,966
TriZetto Group Inc. (The) (2)	180,429	1,679,794
24/7 Real Media Inc. (2)	184,382	599,241
United Online Inc. (1) (2)	339,886	3,558,606
ValueClick Inc. (2)	504,103	5,348,533
Verity Inc. (2)	189,908	1,794,631
Verso Technologies Inc. (1) (2)	845,598	304,415
Vignette Corp. (2)	1,856,471	2,431,977
WatchGuard Technologies Inc. (2)	218,952	707,215
WebEx Communications Inc. (1) (2)	192,213	4,149,879
webMethods Inc. (2)	295,262	1,618,036
Websense Inc. (1) (2)	146,301	7,870,994
WebSideStory Inc. (2)	37,658	461,310

		203,819,633

INVESTMENT COMPANIES—0.20%
Apollo Investment Corp.	395,378	6,634,443
Ares Capital Corp. (1)	71,433	1,171,501
Gladstone Capital Corp. (1)	60,843	1,291,088
MCG Capital Corp. (1)	214,778	3,304,360
NGP Capital Resources Co.	103,178	1,659,102

		14,060,494

IRON & STEEL—1.08%
AK Steel Holding Corp. (1) (2)	693,352	7,668,473
Allegheny Technologies Inc.	607,925	14,657,072
Carpenter Technology Corp.	152,827	9,079,452
Cleveland-Cliffs Inc. (1)	136,526	9,948,650
Gibraltar Industries Inc.	149,987	3,290,715
Oregon Steel Mills Inc. (2)	218,307	5,021,061
Reliance Steel & Aluminum Co.	179,809	7,194,158
Ryerson Tull Inc. (1)	150,218	1,903,262
Schnitzer Steel Industries Inc. Class A (1)	125,068	4,218,544
Steel Dynamics Inc. (1)	238,664	8,221,975
Steel Technologies Inc. (1)	64,502	1,547,403
Wheeling-Pittsburgh Corp. (2)	55,422	1,720,853

		74,471,618

LEISURE TIME—0.42%
Ambassadors Group Inc.	51,211	1,711,472
Arctic Cat Inc.	87,924	2,379,223
Callaway Golf Co. (1)	429,012	5,491,354
Escalade Inc. (1)	49,661	676,879
K2 Inc. (1) (2)	265,274	3,647,517
Life Time Fitness Inc. (2)	75,902	2,047,836
Marine Products Corp.	83,368	1,401,416
Multimedia Games Inc. (1) (2)	153,316	1,189,732
Nautilus Inc. (1)	182,667	4,340,168
Navigant International Inc. (1) (2)	90,713	1,239,140
Pegasus Solutions Inc. (1) (2)	139,130	1,644,517
WMS Industries Inc. (1) (2)	123,901	3,489,052

		29,258,306

LODGING—0.61%
Ameristar Casinos Inc. (1)	72,798	3,980,595
Aztar Corp. (2)	220,248	6,290,283
Boyd Gaming Corp. (1)	290,376	15,143,108
La Quinta Corp. (2)	1,198,177	10,184,504
Lakes Gaming Inc. (1) (2)	97,877	1,761,786
Marcus Corp.	125,946	2,581,893
MTR Gaming Group Inc. (2)	149,220	1,850,328

		41,792,497

MACHINERY—2.06%
Albany International Corp. Class A	167,282	5,165,668
Applied Industrial Technologies Inc.	163,662	4,451,606
Astec Industries Inc. (2)	87,842	1,936,916
Bucyrus International Inc. Class A (1)	78,924	3,082,771
Cascade Corp.	67,966	2,378,810
Cognex Corp. (1)	254,605	6,334,572

Flowserve Corp. (2)	346,202	8,956,246
Gardner Denver Inc. (2)	126,029	4,979,406
Global Power Equipment Group Inc. (2)	217,716	2,085,719
Gorman-Rupp Co. (The)	58,957	1,265,217
IDEX Corp.	319,894	12,907,723
JLG Industries Inc. (1)	305,233	6,577,771
Joy Global Inc.	504,096	17,673,606
Kadant Inc. (2)	91,883	1,704,430
Lindsay Manufacturing Co. (1)	75,278	1,436,304
Manitowoc Co. Inc. (The) (1)	188,271	7,604,266
Middleby Corp. (The) (1)	24,839	1,227,047
NACCO Industries Inc.	29,928	3,050,860
Nordson Corp.	169,163	6,228,582
Presstek Inc. (2)	164,614	1,270,820
Robbins & Myers Inc. (1)	69,295	1,525,183
Sauer-Danfoss Inc.	64,661	1,463,278
Stewart & Stevenson Services Inc.	183,319	4,196,172
Tecumseh Products Co. Class A	104,942	4,156,753
Tennant Co.	48,864	1,890,548
Terex Corp. (1) (2)	314,514	13,618,456
Thomas Industries Inc.	92,555	3,668,880
Unova Inc. (1) (2)	305,718	6,313,077
Wabtec Corp.	253,392	5,192,002

		142,342,689

MANUFACTURING—1.63%
Actuant Corp. Class A (1) (2)	167,518	7,524,909
Acuity Brands Inc. (1)	271,610	7,333,470
Ameron International Corp.	52,402	1,886,472
Applied Films Corp. (1) (2)	94,080	2,175,130
AptarGroup Inc.	233,127	12,117,941
Barnes Group Inc. (1)	95,337	2,590,306
Blount International Inc. (2)	38,048	646,055
Ceradyne Inc. (1) (2)	152,812	3,418,404
CLARCOR Inc.	161,847	8,409,570
CUNO Inc. (1) (2)	108,074	5,553,923
EnPro Industries Inc. (2)	132,234	3,636,435
ESCO Technologies Inc. (1) (2)	82,509	6,629,598
Federal Signal Corp.	307,025	4,657,569
Griffon Corp. (2)	155,708	3,333,708
Hexcel Corp. (2)	181,760	2,819,098
Jacuzzi Brands Inc. (2)	480,741	4,692,032
Lancaster Colony Corp.	172,392	7,335,280
Matthews International Corp. Class A	205,269	6,724,612
Myers Industries Inc.	155,749	2,197,618
Quixote Corp.	48,395	1,048,720
Raven Industries Inc. (1)	98,818	2,017,864
Smith (A.O.) Corp. (1)	108,726	3,138,920
Standex International Corp.	78,074	2,131,420
Sturm Ruger & Co. Inc.	135,436	938,571
Tredegar Corp.	176,870	2,982,028
Trinity Industries Inc. (1)	233,848	6,587,498

		112,527,151

MEDIA—1.37%
Beasley Broadcast Group Inc. Class A (2)	35,791	636,364
Charter Communications Inc. Class A (1) (2)	1,720,929	2,753,486
Courier Corp.	41,388	2,170,387
Crown Media Holdings Inc. (1) (2)	93,831	845,417
Cumulus Media Inc. Class A (1) (2)	314,239	4,477,906
Emmis Communications Corp. (1) (2)	312,514	6,006,519
Entravision Communications Corp. (2)	309,273	2,743,252
Fisher Communications Inc. (1) (2)	41,491	2,145,500
4Kids Entertainment Inc. (1) (2)	88,415	1,954,856
Gray Television Inc.	286,250	4,142,038
Hollinger International Inc.	366,129	3,990,806
Insight Communications Co. Inc. (1) (2)	284,309	3,369,062
Journal Communications Inc. Class A	129,173	2,137,813
Journal Register Co. (2)	267,381	4,465,263
Liberty Corp.	100,210	4,063,516

Lin TV Corp. Class A (1) (2)	171,352	2,900,989
LodgeNet Entertainment Corp. (2)	83,463	1,572,443
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	74,950	1,693,121
Mediacom Communications Corp. (1) (2)	421,095	2,753,961
Nelson (Thomas) Inc.	64,563	1,526,915
Nexstar Broadcasting Group Inc. Class A (2)	66,544	469,135
Paxson Communications Corp. (1) (2)	298,037	205,646
Playboy Enterprises Inc. Class B (1) (2)	124,711	1,608,772
Primedia Inc. (1) (2)	841,908	3,662,300
Pulitzer Inc.	53,346	3,399,741
Readers Digest Association Inc. (The) (1)	631,497	10,931,213
Regent Communications Inc. (2)	223,974	1,198,261
Saga Communications Inc. (2)	104,369	1,680,341
Salem Communications Corp. Class A (1) (2)	61,783	1,272,730
Scholastic Corp. (1) (2)	192,493	7,101,067
Sinclair Broadcast Group Inc. Class A	286,822	2,303,181
Spanish Broadcasting System Inc. Class A (1) (2)	236,974	2,431,353
Value Line Inc.	8,744	341,016
World Wrestling Entertainment Inc.	86,133	1,033,596
Young Broadcasting Inc. Class A (2)	103,882	897,540

		94,885,506

METAL FABRICATE & HARDWARE—0.69%
CIRCOR International Inc.	97,859	2,412,224
Commercial Metals Co.	370,389	12,552,483
Kaydon Corp. (1)	179,894	5,648,672
Lawson Products Inc.	31,529	1,475,557
Metals USA Inc. (2)	128,596	2,519,196
Mueller Industries Inc.	223,035	6,278,435
NN Inc.	107,452	1,323,809
NS Group Inc. (2)	120,420	3,782,392
Penn Engineering & Manufacturing Corp.	69,104	1,247,327
Quanex Corp.	157,094	8,376,252
Valmont Industries Inc.	92,247	2,058,953

		47,675,300

MINING—0.56%
AMCOL International Corp. (1)	137,549	2,580,419
Brush Engineered Materials Inc. (1) (2)	121,304	2,308,415
Century Aluminum Co. (1) (2)	120,132	3,635,194
Coeur d’Alene Mines Corp. (1) (2)	1,519,200	5,575,464
Compass Minerals International Inc.	96,267	2,449,995
Hecla Mining Co. (1) (2)	754,486	4,134,583
Royal Gold Inc. (1)	105,456	1,933,008
RTI International Metals Inc. (2)	135,103	3,161,410
Stillwater Mining Co. (2)	256,571	2,527,224
Titanium Metals Corp. (1) (2)	41,880	1,507,680
USEC Inc. (1)	534,797	8,706,495

		38,519,887

OFFICE & BUSINESS EQUIPMENT—0.16%
CompX International Inc. (1)	22,709	385,599
General Binding Corp. (2)	38,095	799,995
Global Imaging Systems Inc. (1) (2)	147,143	5,217,691
Imagistics International Inc. (2)	106,239	3,710,928
Navarre Corp. (1) (2)	142,013	1,129,003

		11,243,216

OFFICE FURNISHINGS—0.04%
Interface Inc. Class A (1) (2)	282,551	1,926,998
Knoll Inc.	57,275	955,347

		2,882,345

OIL & GAS—4.34%
Atlas America Inc. (1) (2)	14,644	529,673
Atwood Oceanics Inc. (2)	75,119	4,998,418
Berry Petroleum Co. Class A (1)	115,541	5,944,584
Bill Barrett Corp. (2)	60,133	1,738,445
Brigham Exploration Co. (1) (2)	150,413	1,388,312

Cabot Oil & Gas Corp.	209,846	11,573,007
Callon Petroleum Co. (2)	80,096	1,244,692
Cheniere Energy Inc. (1) (2)	167,839	10,827,294
Cimarex Energy Co. (2)	263,904	10,292,256
Clayton Williams Energy Inc. (1) (2)	32,422	839,730
Comstock Resources Inc. (2)	221,349	6,361,570
Crosstex Energy Inc.	15,041	658,345
Delta Petroleum Corp. (1) (2)	130,701	1,900,393
Denbury Resources Inc. (2)	348,792	12,287,942
Encore Acquisition Co. (1) (2)	152,844	6,312,457
Energy Partners Ltd. (1) (2)	162,537	4,221,086
Forest Oil Corp. (1) (2)	321,064	13,003,092
Frontier Oil Corp.	169,244	6,136,787
FX Energy Inc. (1) (2)	195,597	2,237,630
Giant Industries Inc. (2)	70,686	1,816,630
Grey Wolf Inc. (2)	1,188,222	7,818,501
Harvest Natural Resources Inc. (1) (2)	229,479	2,728,505
Helmerich & Payne Inc.	321,511	12,760,772
Holly Corp. (1)	129,882	4,840,702
Houston Exploration Co. (2)	80,544	4,586,981
KCS Energy Inc. (1) (2)	312,082	4,793,580
Magnum Hunter Resources Inc. (2)	553,475	8,916,482
McMoRan Exploration Co. (1) (2)	115,027	2,312,043
Meridian Resource Corp. (The) (1) (2)	391,786	2,021,616
Mission Resources Corp. (2)	261,959	1,854,670
Parker Drilling Co. (2)	602,011	3,461,563
Penn Virginia Corp.	116,297	5,338,032
PetroCorp Inc. Escrow (3)	26,106	—
Petroleum Development Corp. (2)	103,654	3,906,719
Plains Exploration & Production Co. (2)	491,264	17,145,114
Quicksilver Resources Inc. (1) (2)	188,289	9,175,323
Range Resources Corp. (1)	494,906	11,561,004
Remington Oil & Gas Corp. (2)	137,859	4,345,316
Southwestern Energy Co. (2)	230,180	13,065,017
Spinnaker Exploration Co. (2)	160,055	5,686,754
St. Mary Land & Exploration Co. (1)	182,152	9,116,708
Stone Energy Corp. (2)	146,945	7,137,119
Swift Energy Co. (2)	176,788	5,027,851
Tesoro Corp. (2)	418,000	15,474,360
TODCO Class A (2)	77,019	1,990,171
Unit Corp. (2)	240,589	10,867,405
Vintage Petroleum Inc.	324,303	10,202,572
W&T Offshore Inc. (2)	57,887	1,201,734
Warren Resources Inc. (2)	76,118	816,746
Whiting Petroleum Corp. (1) (2)	172,154	7,020,440

		299,486,143

OIL & GAS SERVICES—1.65%
Cal Dive International Inc. (1) (2)	243,777	11,043,098
CARBO Ceramics Inc. (1)	80,903	5,675,345
Dril-Quip Inc. (2)	41,734	1,282,903
Global Industries Ltd. (1) (2)	518,266	4,871,700
Gulf Island Fabrication Inc.	51,233	1,201,926
Hanover Compressor Co. (1) (2)	489,760	5,911,403
Hornbeck Offshore Services Inc. (2)	38,742	970,875
Hydril Co. LP (2)	101,561	5,932,178
Input/Output Inc. (1) (2)	406,618	2,622,686
Key Energy Services Inc. (2)	832,747	9,551,608
Lone Star Technologies Inc. (2)	183,680	7,242,502
Lufkin Industries Inc.	45,560	2,200,092
Matrix Service Co. (1) (2)	109,481	476,242
Maverick Tube Corp. (2)	269,971	8,776,757
Newpark Resources Inc. (2)	535,021	3,151,274
Oceaneering International Inc. (2)	159,063	5,964,863
Oil States International Inc. (2)	185,375	3,809,456
RPC Inc.	91,860	1,395,353
Seacor Holdings Inc. (1) (2)	118,347	7,544,621
Superior Energy Services Inc. (2)	345,936	5,950,099
Tetra Technologies Inc. (2)	142,326	4,047,751
Universal Compression Holdings Inc. (2)	109,653	4,152,559

Veritas DGC Inc. (1) (2)	217,031	6,502,249
W-H Energy Services Inc. (2)	156,070	3,734,755

		114,012,295

PACKAGING & CONTAINERS—0.45%
Anchor Glass Container Corp. (1)	64,313	144,061
Chesapeake Corp.	124,403	2,614,951
Crown Holdings Inc. (2)	1,053,661	16,394,965
Graphic Packaging Corp. (2)	425,622	1,876,993
Greif Inc. Class A (1)	83,069	5,788,248
Silgan Holdings Inc.	69,983	4,547,495

		31,366,713

PHARMACEUTICALS—3.00%
Abgenix Inc. (1) (2)	518,431	3,629,017
Able Laboratories Inc. (1) (2)	114,392	2,683,636
Accelrys Inc. (1) (2)	169,759	1,006,671
Adolor Corp. (1) (2)	247,971	2,464,832
Advancis Pharmaceutical Corp. (2)	62,910	232,767
Alkermes Inc. (1) (2)	571,622	5,933,436
Alpharma Inc. Class A	250,548	3,086,751
Antigenics Inc. (1) (2)	163,786	1,097,366
Array BioPharma Inc. (2)	203,766	1,428,400
AtheroGenics Inc. (1) (2)	235,994	3,089,161
Bentley Pharmaceuticals Inc. (1) (2)	98,082	721,884
Biocryst Pharmaceuticals Inc. (2)	124,671	574,733
Bioenvision Inc. (2)	191,815	1,102,936
BioMarin Pharmaceutical Inc. (1) (2)	412,082	2,122,222
Bio-Reference Laboratories Inc. (1) (2)	54,528	759,030
Bone Care International Inc. (1) (2)	106,224	2,755,451
Bradley Pharmaceuticals Inc. (1) (2)	87,190	833,536
Caraco Pharmaceutical Laboratories Ltd. (2)	56,816	464,755
Cell Therapeutics Inc. (1) (2)	393,610	1,413,060
Connetics Corp. (1) (2)	200,523	5,071,227
Conor Medsystems Inc. (2)	34,781	566,582
Corcept Therapeutics Inc. (2)	27,368	124,251
Corixa Corp. (1) (2)	380,876	1,169,289
Cubist Pharmaceuticals Inc. (1) (2)	316,569	3,361,963
CV Therapeutics Inc. (1) (2)	229,180	4,666,105
Cypress Bioscience Inc. (2)	189,668	1,733,566
Dendreon Corp. (1) (2)	368,793	2,009,922
Depomed Inc. (1) (2)	140,065	551,856
Discovery Laboratories Inc. (1) (2)	321,864	1,812,094
DOV Pharmaceutical Inc. (2)	92,096	1,259,873
Durect Corp. (1) (2)	196,251	714,354
DUSA Pharmaceuticals Inc. (2)	96,249	840,254
Dyax Corp. (1) (2)	168,451	542,412
Dynavax Technologies Corp. (2)	38,428	179,459
First Horizon Pharmaceutical Corp. (1) (2)	167,430	2,826,218
Genta Inc. (1) (2)	408,913	462,072
Guilford Pharmaceuticals Inc. (1) (2)	281,115	646,565
HealthExtras Inc. (1) (2)	118,921	1,980,035
Hollis-Eden Pharmaceuticals Inc. (1) (2)	90,146	635,079
Idenix Pharmaceuticals Inc. (1) (2)	38,059	755,471
Impax Laboratories Inc. (1) (2)	310,172	4,962,752
Indevus Pharmaceuticals Inc. (1) (2)	266,451	740,734
InKine Pharmaceutical Co. Inc. (2)	310,709	963,198
Inspire Pharmaceuticals Inc. (1) (2)	264,548	2,158,712
Isis Pharmaceuticals Inc. (2)	331,446	1,282,696
Isolagen Inc. (1) (2)	128,945	811,064
ISTA Pharmaceuticals Inc. (2)	67,426	666,169
Kos Pharmaceuticals Inc. (2)	76,246	3,177,933
K-V Pharmaceutical Co. Class A (1) (2)	227,774	5,284,357
Lannett Co. Inc. (2)	44,135	278,051
Ligand Pharmaceuticals Inc. Class B (1) (2)	471,074	2,699,254
Mannatech Inc. (1)	91,349	1,785,873
MannKind Corp. (1) (2)	83,398	1,186,754
Marshall Edwards Inc. (1) (2)	47,836	398,952
Medarex Inc. (2)	616,297	4,394,198
Medicines Co. (The) (1) (2)	304,336	6,896,254

Nabi Biopharmaceuticals (1) (2)	367,252	4,583,305
Nature’s Sunshine Products Inc.	66,607	1,143,642
NeighborCare Inc. (2)	242,656	7,097,688
NeoPharm Inc. (1) (2)	111,012	862,563
NitroMed Inc. (1) (2)	73,240	1,267,784
Northfield Laboratories Inc. (1) (2)	151,261	1,701,686
Noven Pharmaceuticals Inc. (2)	149,221	2,530,788
NPS Pharmaceuticals Inc. (1) (2)	237,537	2,997,717
Nutraceutical International Corp. (2)	50,620	802,833
Nuvelo Inc. (2)	231,296	1,503,424
Omega Protein Corp. (2)	38,044	259,460
Onyx Pharmaceuticals Inc. (1) (2)	221,081	6,930,889
Pain Therapeutics Inc. (1) (2)	201,937	1,025,840
Par Pharmaceutical Companies Inc. (1) (2)	218,370	7,302,293
Penwest Pharmaceuticals Co. (1) (2)	124,095	1,533,814
Perrigo Co. (1)	402,479	7,707,473
PetMed Express Inc. (2)	65,203	483,154
Pharmacyclics Inc. (1) (2)	125,419	1,007,115
Pharmion Corp. (1) (2)	94,943	2,753,347
Pharmos Corp. (2)	606,446	382,061
POZEN Inc. (2)	154,442	804,643
Prestige Brands Holdings Inc. (2)	130,659	2,306,131
Priority Healthcare Corp. Class B (1) (2)	182,459	3,946,588
Progenics Pharmaceuticals Inc. (1) (2)	75,627	1,271,290
Renovis Inc. (1) (2)	38,340	309,404
Rigel Pharmaceuticals Inc. (1) (2)	68,661	1,101,322
Salix Pharmaceuticals Ltd. (1) (2)	229,709	3,787,901
Santarus Inc. (1) (2)	52,285	254,105
SciClone Pharmaceuticals Inc. (2)	286,852	814,660
Star Scientific Inc. (1) (2)	185,819	982,983
Tanox Inc. (2)	153,477	1,473,379
Threshold Pharmaceuticals Inc. (2)	18,041	108,066
Trimeris Inc. (1) (2)	99,815	1,123,917
United Therapeutics Inc. (1) (2)	124,142	5,672,669
USANA Health Sciences Inc. (1) (2)	67,035	3,170,756
Valeant Pharmaceuticals International (1)	573,901	12,924,251
ViaCell Inc. (2)	29,637	223,463
Vicuron Pharmaceuticals Inc. (2)	327,502	5,161,432
Vion Pharmaceuticals Inc. (2)	383,843	1,093,953
Zymogenetics Inc. (1) (2)	123,777	1,888,837

		207,291,868

PIPELINES—0.02%
TransMontaigne Inc. (2)	138,856	1,110,848

		1,110,848

REAL ESTATE—0.38%
Avatar Holdings Inc. (1) (2)	29,589	1,386,245
Bluegreen Corp. (2)	112,666	1,447,758
CB Richard Ellis Group Inc. Class A (2)	160,963	5,632,095
Consolidated-Tomoka Land Co.	36,217	2,072,699
HouseValues Inc. (2)	26,405	332,175
Jones Lang LaSalle Inc. (2)	203,386	9,487,957
Tarragon Corp. (1) (2)	66,299	1,338,577
Trammell Crow Co. (2)	208,736	4,293,700
ZipRealty Inc. (2)	29,742	419,065

		26,410,271

REAL ESTATE INVESTMENT TRUSTS—6.83%
Aames Investment Corp.	243,833	1,999,431
Acadia Realty Trust	168,181	2,704,350
Affordable Residential Communities Inc. (1)	157,816	1,996,372
Alexander’s Inc. (1) (2)	12,277	2,964,896
Alexandria Real Estate Equities Inc. (1)	123,574	7,955,694
American Campus Communities Inc.	77,221	1,621,641
American Financial Realty Trust (1)	699,431	10,232,676
American Home Mortgage Investment Corp. (1)	221,639	6,347,741
AMLI Residential Properties Trust	161,396	4,420,636
Anthracite Capital Inc.	339,398	3,780,894
Anworth Mortgage Asset Corp.	291,837	2,787,043

Arbor Realty Trust Inc.	47,560	1,177,110
Ashford Hospitality Trust Inc.	172,557	1,760,081
Bedford Property Investors Inc.	92,396	2,017,005
Bimini Mortgage Management Inc. Class A	126,285	1,749,047
BioMed Realty Trust Inc.	200,360	4,127,416
Brandywine Realty Trust (1)	306,114	8,693,638
Capital Automotive (1)	238,096	7,885,740
Capital Lease Funding Inc. (1)	145,485	1,607,609
Capstead Mortgage Corp. (1)	119,917	1,025,290
CarrAmerica Realty Corp.	346,688	10,938,006
Cedar Shopping Centers Inc.	105,126	1,496,994
Colonial Properties Trust	120,850	4,641,849
Commercial Net Lease Realty Inc. (1)	329,329	6,076,120
Cornerstone Realty Income Trust Inc.	313,152	3,106,468
Corporate Office Properties Trust (1)	233,945	6,194,864
Correctional Properties Trust	70,173	1,771,868
Cousins Properties Inc.	229,048	5,925,472
CRT Properties Inc.	199,269	4,340,079
Digital Realty Trust Inc.	128,915	1,852,509
EastGroup Properties Inc. (1)	133,568	5,035,514
ECC Capital Corp. (2)	264,477	1,586,862
Education Realty Trust Inc. (2)	87,547	1,455,907
Entertainment Properties Trust	162,162	6,718,372
Equity Inns Inc.	334,141	3,685,575
Equity Lifestyle Properties Inc.	118,978	4,193,975
Equity One Inc. (1)	216,480	4,457,323
Essex Property Trust Inc.	145,949	10,085,076
Extra Space Storage Inc.	142,980	1,930,230
FelCor Lodging Trust Inc. (1) (2)	314,686	3,911,547
Fieldstone Investment Corp. (2)	229,451	3,331,629
First Industrial Realty Trust Inc. (1)	262,911	9,945,923
Gables Residential Trust (1)	186,586	6,213,314
Getty Realty Corp.	111,953	2,860,399
Glenborough Realty Trust Inc.	200,270	3,829,162
Glimcher Realty Trust (1)	226,373	5,365,040
Global Signal Inc.	61,366	1,838,525
GMH Communities Trust	195,223	2,286,061
Government Properties Trust Inc. (1)	124,044	1,235,478
Gramercy Capital Corp.	76,616	1,494,012
Healthcare Realty Trust Inc. (1)	304,078	11,080,602
Heritage Property Investment Trust Inc. (1)	173,233	5,141,555
Highland Hospitality Corp.	220,776	2,285,032
Highwoods Properties Inc. (1)	342,091	9,174,881
Home Properties Inc.	208,757	8,099,772
HomeBanc Corp.	267,398	2,363,798
Impac Mortgage Holdings Inc. (1)	474,668	9,104,132
Innkeepers USA Trust	236,286	3,050,452
Investors Real Estate Trust	280,454	2,616,636
Kilroy Realty Corp. (1)	181,228	7,414,037
Kite Realty Group Trust	122,300	1,761,120
Kramont Realty Trust	153,664	3,595,738
LaSalle Hotel Properties	185,414	5,386,277
Lexington Corporate Properties Trust	306,978	6,735,097
LTC Properties Inc.	97,374	1,689,439
Luminent Mortgage Capital Inc.	232,953	2,557,824
Maguire Properties Inc.	216,618	5,172,838
Meristar Hospitality Corp. (2)	554,633	3,882,431
MFA Mortgage Investments Inc.	513,960	3,911,236
Mid-America Apartment Communities Inc.	113,469	4,141,619
Mission West Properties Inc.	115,499	1,224,289
MortgageIT Holdings Inc. (1)	93,244	1,487,242
National Health Investors Inc.	145,556	3,781,545
Nationwide Health Properties Inc.	424,013	8,569,303
New Century Financial Corp. (1)	284,154	13,304,090
Newcastle Investment Corp. (1)	243,493	7,207,393
Novastar Financial Inc. (1)	171,835	6,187,778
Omega Healthcare Investors Inc.	320,485	3,518,925
Parkway Properties Inc.	89,839	4,195,481
Pennsylvania Real Estate Investment Trust	200,289	8,075,652
Post Properties Inc.	253,769	7,876,990

Prentiss Properties Trust (1)	283,805	9,694,779
PS Business Parks Inc.	100,455	4,048,337
RAIT Investment Trust (1)	162,857	4,367,825
Ramco-Gershenson Properties Trust	90,921	2,468,505
Realty Income Corp. (1)	505,424	11,564,101
Redwood Trust Inc. (1)	116,263	5,950,340
Saul Centers Inc.	71,335	2,282,720
Saxon Capital Inc.	317,945	5,468,654
Senior Housing Properties Trust (1)	359,773	6,001,014
Sovran Self Storage Inc.	100,672	3,989,631
Spirit Finance Corp. (2)	303,320	3,294,055
Strategic Hotel Capital Inc.	129,173	1,898,843
Sun Communities Inc.	102,725	3,677,555
Sunstone Hotel Investors Inc.	154,628	3,316,771
Tanger Factory Outlet Centers Inc.	173,501	3,817,022
Taubman Centers Inc.	317,024	8,794,246
Town & Country Trust (The) (1)	111,216	2,941,663
Trustreet Properties Inc. (1)	143,996	2,216,098
Universal Health Realty Income Trust	74,961	2,117,648
Urstadt Biddle Properties Inc. Class A	134,670	2,053,718
U-Store-It Trust	183,704	3,196,450
Washington Real Estate Investment Trust	266,357	7,657,764
Winston Hotels Inc.	149,149	1,745,043

		471,814,449

RETAIL—6.30%
AC Moore Arts & Crafts Inc. (1) (2)	87,741	2,339,175
Aeropostale Inc. (2)	353,578	11,579,680
America’s Car-Mart Inc. (1) (2)	36,419	1,276,850
Asbury Automotive Group Inc. (2)	71,548	1,101,839
Bebe Stores Inc. (1)	57,616	1,956,063
Big 5 Sporting Goods Corp. (1)	129,582	3,200,675
BJ’s Restaurants Inc. (1) (2)	69,068	1,339,229
Blair Corp.	51,978	1,713,715
Bob Evans Farms Inc. (1)	224,623	5,267,409
Bombay Co. Inc. (The) (1) (2)	228,611	1,211,638
Bon-Ton Stores Inc. (The)	32,931	595,722
Brookstone Inc. (2)	127,932	2,075,057
Brown Shoe Co. Inc.	115,374	3,953,867
Buckle Inc. (The)	48,758	1,702,142
Buffalo Wild Wings Inc. (2)	36,355	1,375,310
Build-A-Bear Workshop Inc. (1) (2)	57,550	1,763,908
Burlington Coat Factory Warehouse Corp.	116,845	3,353,452
Cache Inc. (2)	61,791	837,268
California Pizza Kitchen Inc. (1) (2)	122,105	2,862,141
Casey’s General Store Inc. (1)	319,039	5,733,131
Cash America International Inc.	180,835	3,965,712
Casual Male Retail Group Inc. (1) (2)	179,648	1,165,916
Cato Corp. Class A	124,325	4,009,481
CBRL Group Inc.	316,428	13,068,476
CEC Entertainment Inc. (2)	238,364	8,724,122
Charlotte Russe Holding Inc. (1) (2)	74,231	959,065
Charming Shoppes Inc. (1) (2)	733,528	5,963,583
Children’s Place Retail Stores Inc. (The) (1) (2)	107,938	5,154,040
Christopher & Banks Corp. (1)	239,735	4,219,336
CKE Restaurants Inc. (1) (2)	330,091	5,231,942
Coldwater Creek Inc. (1) (2)	210,014	3,881,059
Conn’s Inc. (2)	45,357	852,712
Cosi Inc. (2)	131,349	893,173
Cost Plus Inc. (1) (2)	139,344	3,745,567
CSK Auto Corp. (1) (2)	296,717	5,237,055
Dave & Buster’s Inc. (1) (2)	71,406	1,335,292
Deb Shops Inc.	27,158	766,399
Design Within Reach Inc. (2)	28,099	442,138
Dick’s Sporting Goods Inc. (1) (2)	192,154	7,057,816
Domino’s Pizza Inc.	154,762	2,892,502
Dress Barn Inc. (2)	130,970	2,386,273
Electronics Boutique Holdings Corp. (1) (2)	74,085	3,183,432
Finish Line Inc. (The)	239,436	5,542,943
Fred’s Inc. (1)	249,688	4,287,143

GameStop Corp. Class B (2)	238,232	5,312,574
Gander Mountain Co. (1) (2)	39,331	515,236
Genesco Inc. (1) (2)	139,093	3,953,023
Goody’s Family Clothing Inc. (1)	120,752	1,090,391
Group 1 Automotive Inc. (2)	124,207	3,266,644
Guitar Center Inc. (1) (2)	161,677	8,864,750
Hancock Fabrics Inc. (1)	120,766	898,499
Haverty Furniture Companies Inc.	119,426	1,821,247
Hibbet Sporting Goods Inc. (2)	149,272	4,484,131
Hollywood Entertainment Corp. (2)	335,572	4,419,483
Hot Topic Inc. (1) (2)	290,189	6,340,630
IHOP Corp. (1)	129,067	6,153,915
Insight Enterprises Inc. (1) (2)	308,594	5,418,911
Jack in the Box Inc. (2)	232,746	8,634,877
Jill (J.) Group Inc. (The) (2)	113,363	1,559,875
Jo-Ann Stores Inc. (2)	120,396	3,381,924
Joseph A. Bank Clothiers Inc. (1) (2)	65,866	1,929,874
Kenneth Cole Productions Inc. Class A	53,467	1,558,028
Kirkland’s Inc. (2)	70,823	783,302
Krispy Kreme Doughnuts Inc. (1) (2)	352,358	2,688,492
Landry’s Restaurants Inc. (1)	123,880	3,582,610
Linens ‘n Things Inc. (2)	287,590	7,140,860
Lithia Motors Inc. Class A	90,927	2,328,640
Lone Star Steakhouse & Saloon Inc.	101,295	2,927,932
Longs Drug Stores Corp. (1)	192,889	6,600,662
MarineMax Inc. (1) (2)	74,797	2,332,170
Men’s Wearhouse Inc. (The) (2)	201,473	8,504,175
Movado Group Inc.	97,542	1,804,527
Movie Gallery Inc. (1)	157,445	4,515,523
New York & Co. Inc. (2)	64,765	1,299,834
99 Cents Only Stores (2)	312,100	4,110,357
Nu Skin Enterprises Inc. Class A (1)	335,040	7,541,750
O’Charley’s Inc. (1) (2)	135,381	2,943,183
P.F. Chang’s China Bistro Inc. (1) (2)	163,246	9,762,111
Panera Bread Co. Class A (1) (2)	181,041	10,234,248
Pantry Inc. (The) (2)	74,541	2,308,535
Papa John’s International Inc. (1) (2)	70,443	2,445,781
Party City Corp. (2)	72,675	1,063,962
Payless ShoeSource Inc. (1) (2)	434,026	6,853,271
PC Connection Inc. (1) (2)	47,101	276,483
PC Mall Inc. (2)	52,343	650,100
Pep Boys-Manny, Moe & Jack Inc. (1)	368,250	6,473,835
Rare Hospitality International Inc. (1) (2)	216,735	6,692,777
Red Robin Gourmet Burgers Inc. (1) (2)	76,272	3,883,008
Restoration Hardware Inc. (2)	169,147	964,138
Retail Ventures Inc. (2)	83,991	765,158
Rush Enterprises Inc. Class B (2)	56,138	946,487
Ryan’s Restaurant Group Inc. (2)	268,033	3,894,520
School Specialty Inc. (1) (2)	144,518	5,659,325
Select Comfort Corp. (1) (2)	232,185	4,745,861
Sharper Image Corp. (1) (2)	75,417	1,252,676
Shoe Carnival Inc. (2)	47,173	825,528
ShopKo Stores Inc. (2)	187,156	4,158,606
Smart & Final Inc. (2)	80,357	977,141
Sonic Automotive Inc. (1)	176,588	4,010,313
Sonic Corp. (2)	378,705	12,648,747
Sports Authority Inc. (The) (1) (2)	142,052	3,906,430
Stage Stores Inc. (1) (2)	119,545	4,589,333
Steak n Shake Co. (The) (2)	155,037	2,999,966
Stein Mart Inc. (2)	158,017	3,555,383
Systemax Inc. (2)	64,195	349,221
TBC Corp. (2)	126,296	3,518,607
Texas Roadhouse Inc. Class A (2)	67,552	1,896,860
Too Inc. (1) (2)	219,448	5,413,782
Tractor Supply Co. (2)	198,360	8,658,414
Trans World Entertainment Corp. (1) (2)	142,025	2,092,028
Triarc Companies Inc. Class B (1)	227,739	3,149,630
Tuesday Morning Corp. (1) (2)	164,181	4,739,905
United Auto Group Inc.	122,174	3,400,102
West Marine Inc. (1) (2)	85,761	1,823,279

World Fuel Services Corp.	143,076	4,506,894
Zale Corp. (2)	338,324	10,054,989

		435,058,911

SAVINGS & LOANS—1.97%
Abington Community Bancorp Inc. (2)	30,252	389,948
Anchor BanCorp Wisconsin Inc.	125,525	3,528,508
Atlantic Coast Federal Corp. (2)	38,056	474,178
Bank Mutual Corp.	446,969	5,283,174
BankAtlantic Bancorp Inc. Class A	271,416	4,722,638
BankUnited Financial Corp. Class A (1) (2)	169,662	4,557,121
Berkshire Hills Bancorp Inc.	34,218	1,154,858
Beverly Hills Bancorp Inc.	86,245	924,546
BFC Financial Corp. Class A (2)	55,068	520,393
Brookline Bancorp Inc. (1)	376,466	5,609,343
Charter Financial Corp. (1)	25,627	855,173
Citizens First Bancorp Inc.	55,005	1,228,812
Clifton Savings Bancorp Inc.	88,332	989,318
Commercial Capital Bancorp Inc.	231,705	4,715,197
Commercial Federal Corp.	259,793	7,183,276
Dime Community Bancshares	197,414	3,000,693
Downey Financial Corp.	124,995	7,690,942
Fidelity Bankshares Inc.	135,551	3,114,962
First Financial Holdings Inc.	80,326	2,231,456
First Niagara Financial Group Inc. (1)	754,262	9,963,801
First Place Financial Corp.	87,364	1,598,761
FirstFed Financial Corp. (2)	108,194	5,518,976
Flagstar Bancorp Inc. (1)	202,816	3,965,053
Flushing Financial Corp.	108,762	1,979,468
Franklin Bank Corp. (Texas) (2)	68,013	1,173,224
Harbor Florida Bancshares Inc. (1)	132,678	4,524,320
Home Federal Bancorp Inc. (2)	25,728	312,595
Horizon Financial Corp.	66,956	1,257,434
ITLA Capital Corp. (2)	31,913	1,594,373
Kearny Financial Corp. (2)	99,559	1,107,096
MAF Bancorp Inc.	177,763	7,384,275
NASB Financial Inc.	19,984	791,366
Northwest Bancorp Inc.	127,374	2,727,077
OceanFirst Financial Corp. (1)	59,728	1,371,952
Ocwen Financial Corp. (1) (2)	235,930	1,903,955
Partners Trust Financial Group Inc. (1)	197,253	2,090,882
PennFed Financial Services Inc.	59,121	877,356
PFF Bancorp Inc.	118,586	3,272,974
Provident Bancorp Inc.	292,592	3,581,326
Provident Financial Holdings Inc.	31,996	951,561
Provident Financial Services Inc. (1)	452,151	7,731,782
Sterling Financial Corp. (Washington) (2)	144,140	5,145,798
TierOne Corp.	116,720	2,742,920
United Community Financial Corp.	172,510	1,913,136
Westfield Financial Inc.	29,849	746,225
WSFS Financial Corp.	38,632	2,030,498

		136,432,720

SEMICONDUCTORS—2.71%
Actel Corp. (2)	164,288	2,526,749
Alliance Semiconductor Corp. (2)	129,700	322,953
AMIS Holdings Inc. (2)	199,803	2,255,776
Asyst Technologies Inc. (1) (2)	299,946	1,436,741
ATMI Inc. (1) (2)	198,978	4,982,409
August Technology Corp. (2)	113,466	1,329,822
Axcelis Technologies Inc. (2)	634,445	4,631,449
Brooks Automation Inc. (1) (2)	284,110	4,312,790
California Micro Devices Corp. (2)	135,588	684,719
Cirrus Logic Inc. (2)	538,668	2,434,779
Cohu Inc.	136,926	2,183,970
Credence Systems Corp. (1) (2)	567,287	4,487,240
Diodes Inc. (2)	46,777	1,269,060
DSP Group Inc. (2)	186,084	4,793,524
DuPont Photomasks Inc. (1) (2)	94,561	2,521,942
Emulex Corp. (1) (2)	524,415	9,879,979

Entegris Inc. (2)	278,150	2,750,904
ESS Technology Inc. (1) (2)	215,981	1,138,220
Exar Corp. (1) (2)	260,920	3,496,328
FormFactor Inc. (1) (2)	176,887	4,004,722
Genesis Microchip Inc. (1) (2)	204,886	2,960,603
Helix Technology Corp. (1)	166,614	2,577,519
Integrated Device Technology Inc. (2)	672,285	8,087,589
Integrated Silicon Solution Inc. (1) (2)	227,794	1,526,220
IXYS Corp. (1) (2)	120,001	1,372,811
Kopin Corp. (2)	447,451	1,373,675
Kulicke & Soffa Industries Inc. (1) (2)	324,229	2,039,400
Lattice Semiconductor Corp. (2)	722,254	3,878,504
Leadis Technology Inc. (2)	39,363	235,391
LTX Corp. (1) (2)	389,164	1,727,888
Mattson Technology Inc. (1) (2)	254,514	2,020,841
Micrel Inc. (2)	436,027	4,020,169
Microsemi Corp. (1) (2)	379,073	6,175,099
Microtune Inc. (1) (2)	333,269	1,436,389
Mindspeed Technologies Inc. (1) (2)	635,279	1,416,672
MKS Instruments Inc. (2)	207,014	3,287,382
Monolithic Power Systems Inc. (2)	36,328	320,776
Monolithic System Technology Inc. (1) (2)	149,025	871,796
Mykrolis Corp. (2)	263,231	3,764,203
OmniVision Technologies Inc. (1) (2)	354,817	5,375,478
ON Semiconductor Corp. (2)	768,132	3,034,121
Pericom Semiconductor Corp. (2)	141,603	1,213,538
Photronics Inc. (1) (2)	207,615	3,757,832
Pixelworks Inc. (1) (2)	258,524	2,106,971
PortalPlayer Inc. (1) (2)	40,422	922,834
Power Integrations Inc. (1) (2)	175,665	3,669,642
Rudolph Technologies Inc. (2)	82,578	1,243,625
Semitool Inc. (2)	103,976	1,060,555
SigmaTel Inc. (2)	156,813	5,869,511
Silicon Image Inc. (2)	486,875	4,897,963
Siliconix Inc. (2)	37,468	1,321,871
Sipex Corp. (2)	126,636	293,796
SiRF Technology Holdings Inc. (2)	73,755	823,106
Skyworks Solutions Inc. (1) (2)	983,176	6,243,168
Staktek Holdings Inc. (2)	62,522	247,587
Standard Microsystems Corp. (2)	117,407	2,038,186
Supertex Inc. (2)	57,376	1,050,555
Tessera Technologies Inc. (2)	163,166	7,053,666
Transmeta Corp. (1) (2)	1,031,335	959,142
Tripath Technology Inc. (1) (2)	256,300	228,107
TriQuint Semiconductor Inc. (2)	869,019	2,937,284
Ultratech Inc. (1) (2)	135,411	1,977,001
Varian Semiconductor Equipment Associates Inc. (1) (2)	231,536	8,800,683
Veeco Instruments Inc. (1) (2)	164,971	2,482,814
Vitesse Semiconductor Corp. (1) (2)	1,384,649	3,710,859
Volterra Semiconductor Corp. (2)	28,378	383,103
Zoran Corp. (1) (2)	272,807	2,823,552

		187,063,553

SOFTWARE—3.55%
Actuate Corp. (2)	332,225	797,340
Advent Software Inc. (2)	150,695	2,739,635
Allscripts Healthcare Solutions Inc. (1) (2)	174,760	2,499,068
Altiris Inc. (1) (2)	132,589	3,162,248
American Reprographics Co. (2)	60,269	864,860
ANSYS Inc. (2)	195,919	6,702,389
Ascential Software Corp. (1) (2)	378,336	7,010,566
Aspen Technology Inc. (2)	263,612	1,497,316
Atari Inc. (2)	56,133	177,380
AuthentiDate Holding Corp. (2)	185,694	740,919
Blackbaud Inc.	53,097	669,022
Blackboard Inc. (1) (2)	42,771	745,926
Borland Software Corp. (2)	515,128	4,182,839
CallWave Inc. (2)	26,354	155,489
Captaris Inc. (2)	194,034	785,838

CCC Information Services Group Inc. (2)	48,476	1,107,677
Cerner Corp. (1) (2)	181,378	9,524,159
Chordiant Software Inc. (2)	459,140	766,764
Computer Programs & Systems Inc.	41,487	1,164,955
Concord Communications Inc. (1) (2)	117,371	1,187,795
Concur Technologies Inc. (1) (2)	167,174	1,357,453
Corillian Corp. (2)	212,125	738,195
CSG Systems International Inc. (2)	325,812	5,307,477
Dendrite International Inc. (2)	230,259	3,232,836
Digi International Inc. (2)	137,407	1,885,224
Eclipsys Corp. (1) (2)	232,751	3,602,985
eFunds Corp. (2)	305,174	6,811,484
Emageon Inc. (2)	23,982	430,717
Embarcadero Technologies Inc. (2)	135,863	895,337
Epicor Software Corp. (1) (2)	264,888	3,470,033
EPIQ Systems Inc. (1) (2)	87,391	1,134,335
FalconStor Software Inc. (1) (2)	169,597	1,012,494
FileNET Corp. (2)	263,523	6,003,054
Hyperion Solutions Corp. (2)	248,785	10,973,906
IDX Systems Corp. (1) (2)	132,354	4,596,654
Infocrossing Inc. (1) (2)	108,101	1,712,320
Informatica Corp. (2)	547,044	4,524,054
infoUSA Inc.	203,560	2,139,416
InPhonic Inc. (1) (2)	48,514	1,101,996
Inter-Tel Inc.	131,205	3,214,523
InterVideo Inc. (1) (2)	54,592	600,512
iVillage Inc. (2)	204,487	1,245,326
JDA Software Group Inc. (2)	164,833	2,314,255
Jupitermedia Corp. (1) (2)	108,784	1,687,240
Keane Inc. (1) (2)	321,809	4,193,171
Lawson Software Inc. (2)	355,932	2,099,999
ManTech International Corp. Class A (2)	107,384	2,477,349
Manugistics Group Inc. (2)	350,599	589,006
MAPICS Inc. (2)	162,684	2,070,967
MapInfo Corp. (2)	128,987	1,553,003
Micromuse Inc. (2)	499,776	2,263,985
MicroStrategy Inc. Class A (2)	76,468	4,149,918
Midway Games Inc. (1) (2)	294,287	3,019,385
MRO Software Inc. (2)	125,008	1,753,862
NDCHealth Corp. (1)	229,776	3,671,820
NetIQ Corp. (2)	363,527	4,155,114
Omnicell Inc. (1) (2)	139,228	1,003,834
Open Solutions Inc. (1) (2)	84,584	1,677,301
OPNET Technologies Inc. (2)	77,204	645,425
Packeteer Inc. (2)	209,330	3,221,589
PalmSource Inc. (1) (2)	94,150	851,116
Parametric Technology Corp. (2)	1,709,883	9,558,246
PDF Solutions Inc. (1) (2)	93,749	1,312,486
Pegasystems Inc. (2)	71,966	387,177
Per-Se Technologies Inc. (2)	145,899	2,239,550
Pinnacle Systems Inc. (2)	439,141	2,454,798
PLATO Learning Inc. (2)	147,784	1,152,715
Progress Software Corp. (2)	200,699	5,262,328
QAD Inc.	83,993	694,622
Quality Systems Inc.	43,282	1,832,560
Quest Software Inc. (2)	317,183	4,389,813
Renaissance Learning Inc.	48,887	836,945
Retek Inc. (2)	355,542	3,989,181
Safeguard Scientifics Inc. (2)	766,131	1,087,906
Salesforce.com Inc. (2)	73,795	1,106,187
ScanSoft Inc. (1) (2)	515,072	1,916,068
Schawk Inc.	69,083	1,260,765
SeaChange International Inc. (1) (2)	156,357	2,024,823
SERENA Software Inc. (1) (2)	160,224	3,806,922
SPSS Inc. (2)	90,386	1,571,813
SS&C Technologies Inc.	86,984	1,983,235
SYNNEX Corp. (2)	44,139	768,901
Take-Two Interactive Software Inc. (1) (2)	284,508	11,124,263
THQ Inc. (1) (2)	242,857	6,833,996
TradeStation Group Inc. (1) (2)	122,989	742,854

Transaction Systems Architects Inc. Class A (2)	252,028	5,834,448
Trident Microsystems Inc. (1) (2)	119,927	2,120,309
Ulticom Inc. (2)	66,344	738,409
Verint Systems Inc. (2)	74,947	2,618,648
Wind River Systems Inc. (2)	452,716	6,826,957
Witness Systems Inc. (2)	146,652	2,573,743
Zix Corp. (1) (2)	134,111	501,575

		245,423,098

STORAGE & WAREHOUSING—0.05%
Mobile Mini Inc. (1) (2)	91,639	3,703,132

		3,703,132

TELECOMMUNICATION EQUIPMENT—0.06%
Carrier Access Corp. (1) (2)	128,038	763,106
NMS Communications Corp. (2)	299,136	1,283,293
Novatel Wireless Inc. (1) (2)	118,633	1,275,305
WJ Communications Inc. (2)	208,276	495,697

		3,817,401

TELECOMMUNICATIONS—2.79%
Adaptec Inc. (2)	695,141	3,329,725
Aeroflex Inc. (2)	420,954	3,927,501
Airspan Networks Inc. (2)	197,836	1,010,942
Alamosa Holdings Inc. (1) (2)	637,688	7,441,819
Alaska Communications Systems Group Inc.	82,840	832,542
Anaren Inc. (2)	126,438	1,533,693
Anixter International Inc. (2)	189,051	6,834,194
Applied Signal Technology Inc.	62,906	1,440,547
Arris Group Inc. (1) (2)	554,865	3,834,117
Aspect Communications Corp. (2)	259,353	2,699,865
Atheros Communications Inc. (2)	60,956	626,018
Audiovox Corp. Class A (1) (2)	109,964	1,400,941
Avanex Corp. (1) (2)	510,390	663,507
Black Box Corp.	102,930	3,850,611
Boston Communications Group Inc. (1) (2)	116,745	831,224
Broadwing Corp. (1) (2)	347,176	1,437,309
C-COR Inc. (2)	305,477	1,857,300
Centennial Communications Corp. (2)	75,544	819,652
Cincinnati Bell Inc. (2)	1,562,581	6,640,969
Commonwealth Telephone Enterprises Inc. (1) (2)	137,584	6,485,710
CommScope Inc. (1) (2)	343,432	5,137,743
Comtech Telecommunications Corp. (2)	90,690	4,724,949
CT Communications Inc.	120,776	1,271,771
D&E Communications Inc.	76,046	694,300
Ditech Communications Corp. (1) (2)	182,571	2,276,660
Dobson Communications Corp. Class A (1) (2)	703,208	1,420,480
Eagle Broadband Inc. (1) (2)	1,452,431	493,827
EMS Technologies Inc. (2)	70,833	963,329
Enterasys Networks Inc. (2)	1,340,621	1,876,869
Extreme Networks Inc. (2)	688,754	4,056,761
FairPoint Communications Inc.	115,949	1,735,757
Finisar Corp. (1) (2)	1,058,420	1,323,025
General Communication Inc. Class A (2)	289,919	2,646,960
Golden Telecom Inc. (1)	90,393	2,314,061
Harmonic Inc. (2)	458,108	4,379,512
Hypercom Corp. (2)	326,276	1,543,285
InterDigital Communications Corp. (2)	354,711	5,434,173
Intrado Inc. (1) (2)	110,312	1,356,838
Iowa Telecommunications Services Inc.	122,909	2,396,726
ITC DeltaCom Inc. (2)	83,973	66,339
Ixia (1) (2)	173,993	3,095,335
JAMDAT Mobile Inc. (2)	39,708	684,566
KVH Industries Inc. (1) (2)	91,545	833,975
MasTec Inc. (1) (2)	150,653	1,236,861
MRV Communications Inc. (1) (2)	673,821	2,176,442
NETGEAR Inc. (1) (2)	139,112	2,099,200
Network Equipment Technologies Inc. (2)	153,434	863,833
Newport Corp. (1) (2)	271,974	3,940,903
North Pittsburgh Systems Inc.	96,818	1,913,608

Oplink Communications Inc. (2)	686,668	1,078,069
Optical Communication Products Inc. (2)	115,096	200,267
Powerwave Technologies Inc. (1) (2)	664,836	5,145,831
Premiere Global Services Inc. (2)	401,364	4,543,440
Price Communications Corp. (1) (2)	255,847	4,477,323
Primus Telecommunications Group Inc. (1) (2)	470,853	739,239
REMEC Inc. (1) (2)	392,852	2,074,259
RF Micro Devices Inc. (1) (2)	1,184,844	6,184,886
SafeNet Inc. (1) (2)	151,511	4,440,787
SBA Communications Corp. (2)	294,761	2,700,011
Shenandoah Telecommunications Co.	42,113	1,305,503
SpectraLink Corp.	121,590	1,716,851
Stratex Networks Inc. (2)	607,172	1,117,196
SureWest Communications (1)	92,991	2,144,372
Sycamore Networks Inc. (2)	1,113,821	3,965,203
Symmetricom Inc. (2)	286,298	3,175,045
Syniverse Holdings Inc. (2)	80,302	1,108,168
TALK America Holdings Inc. (1) (2)	170,627	1,100,544
Tekelec (1) (2)	316,470	5,044,532
Terayon Communication Systems Inc. (2)	427,477	1,316,629
Time Warner Telecom Inc. Class A (2)	320,144	1,270,972
Triton PCS Holdings Inc. Class A (2)	243,301	540,128
UbiquiTel Inc. (1) (2)	449,149	3,009,298
USA Mobility Inc. (2)	154,655	5,010,822
Valor Communications Group Inc.	136,726	1,978,425
Viasat Inc. (2)	132,943	2,484,705
Westell Technologies Inc. Class A (2)	316,702	1,745,028
Wireless Facilities Inc. (1) (2)	302,444	1,890,275
Zhone Technologies Inc. (2)	354,434	903,807

		192,867,889

TEXTILES—0.13%
Angelica Corp. (1)	57,469	1,609,132
G&K Services Inc. Class A	111,321	4,485,123
UniFirst Corp.	57,876	2,309,252
Weyco Group Inc.	17,312	757,919

		9,161,426

TOYS, GAMES & HOBBIES—0.20%
Action Performance Companies Inc. (1)	98,918	1,308,685
Department 56 Inc. (2)	85,017	1,484,397
Jakks Pacific Inc. (1) (2)	161,612	3,469,810
LeapFrog Enterprises Inc. (1) (2)	176,631	2,004,762
RC2 Corp. (2)	105,404	3,583,736
Topps Co. (The)	226,221	2,083,495

		13,934,885

TRANSPORTATION—2.20%
Alexander & Baldwin Inc.	271,187	11,172,904
Arkansas Best Corp.	140,541	5,309,639
Central Freight Lines Inc. (2)	53,076	188,951
Covenant Transport Inc. Class A (2)	56,764	999,046
EGL Inc. (2)	227,931	5,196,827
Florida East Coast Industries Inc. (1)	137,556	5,843,379
Forward Air Corp.	137,242	5,843,764
Genesee & Wyoming Inc. Class A (2)	112,719	2,920,549
GulfMark Offshore Inc. (1) (2)	92,950	2,408,335
Heartland Express Inc.	289,299	5,540,076
Hub Group Inc. Class A (1) (2)	45,855	2,873,733
Kansas City Southern Industries Inc. (1) (2)	399,548	7,695,294
Kirby Corp. (2)	138,322	5,813,674
Knight Transportation Inc. (1)	233,670	5,764,639
Laidlaw International Inc. (2)	662,257	13,774,946
Landstar System Inc. (2)	380,253	12,453,286
Marten Transport Ltd. (2)	58,421	1,246,120
Offshore Logistics Inc. (2)	128,717	4,288,850
Old Dominion Freight Line Inc. (2)	105,164	3,275,859
Overnite Corp. (1)	178,702	5,716,677
Overseas Shipholding Group Inc.	171,587	10,794,538
P.A.M. Transportation Services Inc. (2)	40,751	700,917

Pacer International Inc. (2)	176,169	4,208,677
Quality Distribution Inc. (2)	54,593	592,334
RailAmerica Inc. (2)	234,481	2,926,323
SCS Transportation Inc. (2)	94,832	1,762,927
Seabulk International Inc. (1) (2)	36,939	767,962
Swift Transportation Co. Inc. (1) (2)	287,652	6,368,615
U.S. Xpress Enterprises Inc. Class A (2)	42,576	696,118
Universal Truckload Services Inc. (2)	22,878	482,726
USF Corp.	176,794	8,532,078
Werner Enterprises Inc.	305,737	5,940,470

		152,100,233

TRUCKING & LEASING—0.21%
AMERCO	59,282	2,744,757
GATX Corp. (1)	314,458	10,436,861
Greenbrier Companies Inc. (The)	36,280	1,273,065

		14,454,683

WATER—0.19%
American States Water Co.	106,389	2,691,642
California Water Service Group (1)	108,600	3,623,982
Connecticut Water Service Inc.	51,203	1,277,003
Middlesex Water Co. (1)	72,363	1,313,388
PICO Holdings Inc. (2)	50,992	1,321,203
SJW Corp.	41,218	1,447,988
Southwest Water Co.	124,134	1,294,718

		12,969,924

TOTAL COMMON STOCKS (Cost: $7,605,916,895)		6,899,164,489

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—25.10%

COMMERCIAL PAPER(4)—6.05%
Amstel Funding Corp.
2.95%, 08/19/05	$3,116,219	3,080,469
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	52,951,581	52,893,367
ANZ National Bank Ltd.
2.94%, 08/15/05	3,748,519	3,706,956
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	6,372,482	6,362,374
Cantabric Finance LLC
2.80%, 04/29/05	4,048,401	4,039,584
Chariot Funding LLC
2.70%, 04/06/05	2,024,200	2,023,441
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	7,572,009	7,565,573
Corporate Asset Funding
2.75%, 05/05/05	5,247,927	5,234,297
CRC Funding LLC
2.74%, 04/28/05	3,748,519	3,740,816
DEPFA Bank PLC
2.28%, 05/03/05	3,748,519	3,740,939
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	25,489,930	25,367,958
Fairway Finance LLC
3.15%, 09/15/05	6,668,990	6,571,540
Falcon Asset Securitization Corp.
2.75%, 04/14/05	2,998,815	2,995,843
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	9,296,327	9,277,842
Fortis Funding LLC
2.35%, 05/09/05	10,495,853	10,469,818

General Electric Capital Corp.
2.74%, 07/07/05	3,748,519	3,720,845
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	21,310,781	21,270,074
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	22,491,114	22,214,513
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	57,930,214	57,857,111
Kitty Hawk Funding Corp.
2.75%, 04/15/05	10,453,495	10,442,316
Liberty Street Funding Corp.
2.80%, 04/20/05	3,758,340	3,752,786
Moat Funding LLC
2.74%, 05/02/05	5,247,927	5,235,545
Mortgage Interest Networking Trust
2.77%, 04/13/05	6,222,542	6,216,797
New Center Asset Trust
2.80%, 04/15/05	7,497,038	7,488,875
Nordea North America Inc.
2.74%, 07/11/05	3,748,519	3,719,703
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	8,551,497	8,540,891
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	24,138,214	24,103,657
Polonius Inc.
2.82%, 04/28/05	6,222,542	6,209,381
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	6,456,749	6,450,249
Ranger Funding Co. LLC
2.75%, 04/14/05	11,245,557	11,234,410
Santander Central Hispano
2.75%, 07/08/05	9,371,298	9,301,271
Scaldis Capital LLC
2.75%, 07/08/05	1,876,359	1,862,312
Societe Generale
2.75%, 05/03/05	6,747,334	6,730,841
Sydney Capital Corp.
2.75%, 04/12/05	13,087,580	13,076,582
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	6,522,423	6,512,785
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	6,532,469	6,525,813
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	4,889,043	4,884,189
Tulip Funding Corp.
2.71%, 04/08/05	6,199,676	6,196,409
Variable Funding Capital Corp.
2.80%, 04/20/05	5,772,719	5,764,189
Yorktown Capital LLC
2.80%, 04/20/05	11,770,350	11,752,956

		418,135,317

FLOATING RATE NOTES(4)—8.61%
Allstate Life Global Funding II
2.74%, 01/10/06 5	3,448,638	3,448,742
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	26,239,634	26,243,897
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	4,873,075	4,871,968
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 5	24,365,374	24,367,309
BMW US Capital LLC
2.82%, 04/18/06 5	7,497,038	7,497,038
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	25,489,930	25,485,594
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 5	22,491,114	22,490,215
Commodore CDO Ltd.
3.08%, 12/12/05	1,874,260	1,874,260

Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	22,491,114	22,488,170
DEPFA Bank PLC
2.99%, 12/15/05	74,970,333	7,497,033
Dorada Finance Inc.
2.66%, 07/29/05 5	6,222,542	6,221,931
Fairway Finance LLC
2.80%, 06/20/05	3,748,519	3,748,436
Fifth Third Bancorp
2.81%, 02/23/06 5	14,994,076	14,994,076
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 5	9,746,150	9,746,549
General Electric Capital Corp.
2.86%, 03/09/06	3,373,667	3,377,964
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	2,737,368	2,737,368
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	4,873,075	4,873,075
Hartford Life Global Funding Trust
2.80%, 02/15/06	7,497,038	7,497,038
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	22,491,114	22,491,114
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 5	33,736,672	33,737,172
Leafs LLC
2.85%, 01/20/06 - 02/21/06 5	7,871,890	7,871,890
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 5	30,737,856	30,744,747
Lothian Mortgages PLC
2.84%, 01/24/06 5	14,994,076	14,994,076
Marshall & Ilsley Corp.
2.95%, 02/20/06	7,497,038	7,505,009
MetLife Funding Inc.
2.74%, 03/06/06 5	11,245,557	11,245,557
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	18,742,595	18,741,507
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 5	27,739,041	27,744,311
Norddeutsche Landesbank
2.63%, 07/27/05	7,497,038	7,496,192
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 5	22,491,114	22,491,114
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	26,614,485	26,614,486
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 5	4,123,371	4,122,553
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 5	38,234,895	38,236,389
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 5	23,068,386	23,067,630
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	22,491,114	22,491,114
Wells Fargo & Co.
2.78%, 03/15/06 5	3,748,519	3,749,016
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 5	26,239,634	26,237,660
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 5	37,785,072	37,782,537
Winston Funding Ltd.
2.75%, 04/25/05 5	5,352,885	5,352,885
World Savings Bank
2.71%, 09/09/05	2,623,963	2,623,848

		594,801,470

MONEY MARKET FUNDS—0.54%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)(6)	29,988,153	29,988,153

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (6)	3,039,092	3,039,092

BlackRock Temp Cash Money Market Fund (4)	1,398,140	1,398,140
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	3,142,602	3,142,602

		37,567,987

REPURCHASE AGREEMENTS(4)—6.19%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $164,948,095 and effective yields of 2.89% - 2.90%. (7)	$164,934,840	164,934,840
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $149,952,800 and an effective yield of 2.89%. (7)	149,940,763	149,940,763
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $112,464,600 and an effective yield of 2.89%. (7)	112,455,573	112,455,573

		427,331,176

TIME DEPOSITS(4)—3.42%
Abbey National Treasury Services PLC
1.39%, 04/08/05	5,247,927	5,247,912
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	7,497,038	7,497,038
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	10,495,853	10,495,853
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	9,746,150	9,746,149
First Tennessee Bank
2.77%, 04/15/05	3,748,519	3,748,519
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	9,296,327	9,296,327
Natexis Banques
2.98%, 08/18/05	7,497,038	7,497,038
Norddeutsche Landesbank
2.11%, 06/07/05	7,497,038	7,496,765
Rabobank Nederland NV NY
2.84%, 04/01/05	55,163,582	55,163,582
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	18,367,743	18,367,744
SunTrust Bank
2.68%, 05/03/05	7,497,038	7,496,386
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	25,489,930	25,489,162
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	13,494,669	13,494,623
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	37,110,339	37,110,338
Wells Fargo Bank N.A.
2.79%, 04/15/05	7,497,038	7,497,009
World Savings Bank
2.75%, 05/03/05	10,495,853	10,495,853

		236,140,298

U.S. GOVERNMENT AGENCY NOTES(4)—0.29%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	8,985,425	8,973,238
Federal National Mortgage Association
2.33%, 07/22/05	11,245,557	11,164,214

		20,137,452

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,734,113,700)		1,734,113,700

TOTAL INVESTMENTS IN SECURITIES — 124.97% (Cost: $9,340,030,595)	8,633,278,189
Other Assets, Less Liabilities — (24.97%)	(1,725,173,049)

NET ASSETS — 100.00%	$6,908,105,140

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.54%
ADVO Inc.	105,768	$3,961,012
Catalina Marketing Corp. (1)	147,782	3,827,554
FTD Group Inc. (2)	21,717	263,210
Greenfield Online Inc. (2)	22,625	444,581
Marchex Inc. Class B (1) (2)	17,381	323,982
ValueVision Media Inc. Class A (1) (2)	49,821	616,286
Ventiv Health Inc. (1) (2)	82,109	1,888,507

		11,325,132

AEROSPACE & DEFENSE—1.53%
AAR Corp. (1) (2)	21,430	291,448
Armor Holdings Inc. (1) (2)	117,843	4,370,797
BE Aerospace Inc. (2)	231,565	2,778,780
Curtiss-Wright Corp.	23,709	1,351,413
DRS Technologies Inc. (2)	14,330	609,025
EDO Corp.	48,384	1,453,939
Engineered Support Systems Inc.	96,274	5,152,584
HEICO Corp. (1)	3,924	78,872
Herley Industries Inc. (2)	15,205	260,158
Innovative Solutions & Support Inc. (1) (2)	28,886	917,130
MTC Technologies Inc. (2)	30,118	978,835
Orbital Sciences Corp. (1) (2)	223,695	2,165,368
Teledyne Technologies Inc. (2)	134,012	4,194,576
Titan Corp. (The) (2)	346,383	6,290,315
United Industrial Corp. (1)	41,343	1,224,580

		32,117,820

AGRICULTURE—0.31%
Delta & Pine Land Co.	93,933	2,536,191
Maui Land & Pineapple Co. Inc. (2)	13,250	568,425
Standard Commercial Corp.	22,593	420,230
Tejon Ranch Co. (2)	31,205	1,391,743
Vector Group Ltd. (1)	100,189	1,540,907

		6,457,496

AIRLINES—0.40%
AirTran Holdings Inc. (1) (2)	349,139	3,159,708
America West Holdings Corp. Class B (1) (2)	18,826	102,225
ExpressJet Holdings Inc. (2)	131,723	1,502,959
Frontier Airlines Inc. (2)	53,216	557,704
Mesa Air Group Inc. (1) (2)	116,323	814,261
Pinnacle Airlines Corp. (2)	81,176	862,089
Republic Airways Holdings Inc. (2)	8,954	111,925
SkyWest Inc.	67,486	1,254,565

		8,365,436

APPAREL—1.11%
Carter’s Inc. (2)	27,098	1,077,145
Cherokee Inc.	18,953	634,546
Deckers Outdoor Corp. (1) (2)	38,276	1,367,984
DHB Industries Inc. (1) (2)	98,033	862,690
Guess? Inc. (2)	62,383	854,647
Gymboree Corp. (2)	105,825	1,327,045
K-Swiss Inc. Class A	106,677	3,523,541
OshKosh B’Gosh Inc. Class A (1)	14,088	429,684

Oxford Industries Inc. (1)	54,662	2,000,083
Quiksilver Inc. (2)	242,529	7,040,617
Skechers U.S.A. Inc. Class A (2)	3,922	60,713
Warnaco Group Inc. (The) (1) (2)	122,880	2,954,035
Wolverine World Wide Inc.	53,091	1,137,740

		23,270,470

AUTO MANUFACTURERS—0.17%
A.S.V. Inc. (1) (2)	33,123	1,313,161
Noble International Ltd. (1)	26,268	595,233
Wabash National Corp. (1)	71,902	1,754,409

		3,662,803

AUTO PARTS & EQUIPMENT—0.13%
Aftermarket Technology Corp. (2)	30,656	505,824
Commercial Vehicle Group Inc. (2)	18,159	363,180
Keystone Automotive Industries Inc. (2)	62,594	1,449,677
Sports Resorts International Inc. (2)	6,711	22,281
Strattec Security Corp. (2)	6,884	368,845

		2,709,807

BANKS—4.94%
ACE Cash Express Inc. (2)	37,691	857,470
Arrow Financial Corp.	35,776	974,180
Bancorp Inc. (The) (2)	8,712	121,968
Bank of the Ozarks Inc. (1)	44,250	1,404,937
Boston Private Financial Holdings Inc.	13,188	313,215
Bryn Mawr Bank Corp. (1)	8,591	175,428
Capital City Bank Group Inc. (1)	4,428	179,378
Capital Corporation of the West	1,268	58,937
Capital Crossing Bank (2)	17,438	573,710
Capitol Bancorp Ltd.	22,718	687,219
Cascade Bancorp (1)	65,522	1,271,782
Cathay General Bancorp	123,759	3,898,408
Center Financial Corp. (1)	39,815	701,938
City Bank	2,560	82,790
City Holding Co.	7,395	218,411
Coastal Financial Corp.	58,433	878,832
CoBiz Inc. (1)	53,386	1,034,621
Columbia Bancorp	2,702	86,086
CVB Financial Corp. (1)	158,766	2,880,015
East West Bancorp Inc.	207,466	7,659,645
EuroBancshares Inc. (2)	8,994	152,089
First BanCorp (Puerto Rico)	131,857	5,570,958
First Busey Corp. Class A (1)	25,592	495,205
First Financial Bankshares Inc.	3,216	143,530
First Midwest Bancorp Inc.	85,392	2,773,532
FNB Corp. (Pennsylvania) (1)	114,817	2,198,746
Frontier Financial Corp.	23,411	887,277
German American Bancorp	5,270	81,685
Glacier Bancorp Inc.	57,667	1,758,844
Gold Bancorp Inc.	73,647	1,033,267
Great Southern Bancorp Inc.	21,930	712,067
Greater Bay Bancorp	21,585	526,890
Hanmi Financial Corp.	110,037	1,821,112
Harleysville National Corp.	108,137	2,297,911
Independent Bank Corp. (Massachusetts)	31,611	916,719
Independent Bank Corp. (Michigan)	37,129	1,068,201
K-Fed Bancorp	1,609	20,322
Macatawa Bank Corp.	1,857	62,349
Main Street Banks Inc. (1)	23,445	620,824
MB Financial Inc.	32,627	1,249,614
MBT Financial Corp.	4,015	75,763
Mercantile Bank Corp.	19,281	788,207
Midwest Banc Holdings Inc.	15,842	315,414
Nara Bancorp Inc. (1)	76,658	1,077,045
Oak Hill Financial Inc.	3,860	129,928
Old Second Bancorp Inc.	55,314	1,669,100
Oriental Financial Group Inc. (1)	45,703	1,070,364

Pacific Capital Bancorp	77,922	2,320,517
Park National Corp.	22,508	2,532,150
Peapack-Gladstone Financial Corp. (1)	30,301	818,127
PennRock Financial Services Corp.	8,877	309,985
Placer Sierra Bancshares	6,420	147,467
PrivateBancorp Inc. (1)	67,688	2,126,080
R&G Financial Corp. Class B	114,694	3,575,012
S&T Bancorp Inc.	5,355	189,567
Sandy Spring Bancorp Inc.	14,214	459,396
Santander BanCorp	1,366	35,967
Seacoast Banking Corp. of Florida	23,312	458,780
Signature Bank (2)	6,712	177,935
Silicon Valley Bancshares (1) (2)	123,182	5,427,399
Smithtown Bancorp Inc.	21,925	614,338
Southern Community Financial Corp.	9,471	89,027
Southwest Bancorp of Texas Inc.	268,254	4,922,461
State Bancorp Inc.	3,404	88,538
Sterling Bancorp	33,921	823,263
Sterling Financial Corp. (Pennsylvania)	26,746	695,931
Suffolk Bancorp	44,855	1,481,561
SY Bancorp Inc.	31,205	686,510
Texas Capital Bancshares Inc. (1) (2)	66,622	1,399,062
Texas Regional Bancshares Inc. Class A	86,656	2,609,212
TriCo Bancshares	3,415	71,544
TrustCo Bank Corp. NY	306,936	3,526,695
United Community Banks Inc.	77,136	1,830,437
United PanAm Financial Corp. (1) (2)	19,267	392,854
Univest Corp. of Pennsylvania	31,643	1,259,708
USB Holding Co. Inc.	4,273	94,818
Virginia Commerce Bancorp Inc. (2)	28,095	759,689
West Bancorporation	69,955	1,192,033
West Coast Bancorp	3,890	92,582
Westamerica Bancorp	78,474	4,062,599
Western Sierra Bancorp (1) (2)	4,728	161,367
Wilshire Bancorp Inc.	58,571	763,766
Wintrust Financial Corp.	88,875	4,185,124

		103,957,434

BEVERAGES—0.18%
Boston Beer Co. Inc. Class A (2)	25,964	568,612
Coca-Cola Bottling Co. Consolidated	9,683	506,518
Hansen Natural Corp. (2)	24,776	1,488,294
National Beverage Corp. (2)	10,070	82,070
Peet’s Coffee & Tea Inc. (2)	49,094	1,210,167

		3,855,661

BIOTECHNOLOGY—2.45%
Aksys Ltd. (1) (2)	32,831	104,074
Alexion Pharmaceuticals Inc. (2)	111,656	2,419,027
ARIAD Pharmaceuticals Inc. (1) (2)	218,248	1,222,189
Avant Immunotherapeutics Inc. (1) (2)	306,469	499,544
Axonyx Inc. (1) (2)	211,158	259,724
Barrier Therapeutics Inc. (2)	26,741	414,218
Bio-Rad Laboratories Inc. Class A (2)	24,719	1,204,062
CancerVax Corp. (1) (2)	67,852	447,145
Ciphergen Biosystems Inc. (1) (2)	97,971	271,380
Corgentech Inc. (1) (2)	25,479	59,111
CuraGen Corp. (1) (2)	99,304	413,105
Curis Inc. (2)	198,977	712,338
CYTOGEN Corp. (2)	64,975	376,205
Cytokinetics Inc. (2)	26,213	171,957
deCODE genetics Inc. (1) (2)	200,417	1,142,377
Digene Corp. (1) (2)	58,552	1,214,954
Diversa Corp. (2)	98,878	492,412
Encysive Pharmaceuticals Inc. (1) (2)	235,133	2,403,059
Enzo Biochem Inc. (2)	104,325	1,504,366
Enzon Pharmaceuticals Inc. (2)	110,752	1,128,563
Exelixis Inc. (2)	269,261	1,825,590
Genaera Corp. (1) (2)	237,072	540,524

Genencor International Inc. (2)	31,154	599,091
Geron Corp. (1) (2)	213,164	1,302,432
GTx Inc. (1) (2)	22,846	207,899
Illumina Inc. (2)	120,651	974,860
Immunogen Inc. (2)	152,976	800,064
Immunomedics Inc. (1) (2)	190,498	462,910
Incyte Corp. (2)	144,813	989,073
Integra LifeSciences Holdings Corp. (1) (2)	83,681	2,947,245
InterMune Inc. (1) (2)	118,287	1,301,157
Keryx Biopharmaceuticals Inc. (1) (2)	89,163	1,191,218
Kosan Biosciences Inc. (2)	88,336	362,178
Lexicon Genetics Inc. (2)	264,232	1,350,226
LifeCell Corp. (2)	118,734	1,056,733
Maxim Pharmaceuticals Inc. (1) (2)	118,584	208,708
Momenta Pharmaceuticals Inc. (2)	23,592	199,824
Myogen Inc. (1) (2)	78,579	619,988
Myriad Genetics Inc. (1) (2)	126,370	2,323,944
Nanogen Inc. (1) (2)	197,626	687,738
Neose Technologies Inc. (2)	103,698	267,541
Peregrine Pharmaceuticals Inc. (2)	534,481	785,687
Regeneration Technologies Inc. (2)	96,382	993,698
Regeneron Pharmaceuticals Inc. (2)	158,380	809,322
Seattle Genetics Inc. (2)	60,370	310,302
Serologicals Corp. (1) (2)	104,298	2,549,043
SuperGen Inc. (2)	209,121	1,016,328
Telik Inc. (1) (2)	209,916	3,165,533
Tercica Inc. (2)	31,055	236,950
Third Wave Technologies Inc. (2)	116,229	669,479
Transkaryotic Therapies Inc. (1) (2)	113,539	2,834,501
Vertex Pharmaceuticals Inc. (1) (2)	164,373	1,538,531

		51,588,127

BUILDING MATERIALS—0.69%
Aaon Inc. (2)	31,072	511,445
Drew Industries Inc. (1) (2)	29,916	1,126,337
Eagle Materials Inc. (1)	7,485	605,836
ElkCorp	72,463	2,786,927
Interline Brands Inc. (2)	11,686	223,319
Lennox International Inc.	20,683	453,371
NCI Building Systems Inc. (2)	52,428	2,023,721
Simpson Manufacturing Co. Inc.	151,481	4,680,763
Trex Co. Inc. (1) (2)	42,350	1,880,763
Universal Forest Products Inc.	4,607	178,982

		14,471,464

CHEMICALS—1.54%
Aceto Corp.	99,988	741,911
Airgas Inc.	46,501	1,110,909
American Vanguard Corp. (1)	20,752	931,142
Cabot Microelectronics Corp. (1) (2)	102,553	3,218,113
Georgia Gulf Corp.	62,717	2,883,728
Hercules Inc. (2)	241,763	3,503,146
Kronos Worldwide Inc.	13,265	563,897
MacDermid Inc.	111,371	3,619,557
Mosaic Co. (The) (1) (2)	523,021	8,922,738
NL Industries Inc. (2)	11,364	262,508
Olin Corp.	112,657	2,512,251
OMNOVA Solutions Inc. (2)	67,042	360,016
Quaker Chemical Corp.	9,678	198,786
Symyx Technologies Inc. (1) (2)	116,226	2,562,783
UAP Holding Corp. (2)	38,213	615,229
Westlake Chemical Corp.	16,258	525,946

		32,532,660

COAL—0.10%
Alpha Natural Resources Inc. (2)	43,525	1,247,862
Foundation Coal Holdings Inc.	34,625	814,034

		2,061,896

COMMERCIAL SERVICES—5.71%
Aaron Rents Inc.	156,688	3,133,760
Administaff Inc. (1)	89,655	1,308,963
Advance America Cash Advance Centers Inc.	51,018	789,759
Advisory Board Co. (The) (1) (2)	73,012	3,190,624
Albany Molecular Research Inc. (2)	13,536	139,150
AMN Healthcare Services Inc. (1) (2)	47,586	757,093
Answerthink Inc. (1) (2)	188,311	777,724
Arbitron Inc.	127,643	5,475,885
Banta Corp.	83,686	3,581,761
Bowne & Co. Inc.	72,286	1,087,181
Bright Horizons Family Solutions Inc. (1) (2)	108,877	3,673,510
CDI Corp. (1)	43,747	968,121
Charles River Associates Inc. (1) (2)	41,920	2,068,752
Clark Inc.	7,469	115,620
Coinstar Inc. (2)	102,082	2,164,138
Consolidated Graphics Inc. (2)	32,294	1,698,664
Corrections Corp. of America (2)	79,510	3,069,086
CorVel Corp. (2)	26,128	557,049
CoStar Group Inc. (1) (2)	66,096	2,435,638
Cross Country Healthcare Inc. (2)	12,841	215,215
DiamondCluster International Inc. Class A (2)	95,958	1,544,924
Dollar Financial Corp. (2)	4,613	54,802
Educate Inc. (2)	74,693	1,035,992
Euronet Worldwide Inc. (2)	99,478	2,840,097
First Advantage Corp. Class A (2)	12,094	253,974
Forrester Research Inc. (2)	49,167	692,271
FTI Consulting Inc. (2)	27,326	564,009
Gartner Inc. Class A (2)	263,282	2,519,609
Gevity HR Inc. (1)	98,498	1,883,282
Healthcare Services Group Inc.	58,573	1,420,395
Heidrick & Struggles International Inc. (2)	69,052	2,539,042
Hooper Holmes Inc.	60,393	230,701
Hudson Highland Group Inc. (1) (2)	69,882	1,194,283
Huron Consulting Group Inc. (2)	14,635	303,091
Integrated Electrical Services Inc. (1) (2)	51,247	141,442
Interactive Data Corp. (2)	20,567	426,765
Intersections Inc. (2)	29,385	427,552
iPayment Holdings Inc. (2)	43,227	1,824,179
Jackson Hewitt Tax Service Inc. (1)	93,619	1,958,509
Kelly Services Inc. Class A	3,969	114,268
Kforce Inc. (2)	110,979	1,219,659
Korn/Ferry International (1) (2)	133,750	2,545,262
Labor Ready Inc. (1) (2)	170,650	3,182,622
Landauer Inc.	23,486	1,116,524
Learning Tree International Inc. (1) (2)	36,733	529,323
LECG Corp. (2)	54,590	1,069,964
Magellan Health Services Inc. (2)	24,533	835,349
McGrath RentCorp (1)	79,424	1,856,933
Midas Inc. (2)	37,120	847,450
Monro Muffler Brake Inc. (2)	36,964	954,041
MPS Group Inc. (2)	125,475	1,318,742
Navigant Consulting Inc. (1) (2)	189,447	5,158,642
Neurogen Corp. (2)	104,693	741,226
PAREXEL International Corp. (2)	77,495	1,821,132
PDI Inc. (2)	35,358	724,839
PRA International (2)	29,725	800,494
Pre-Paid Legal Services Inc. (1)	40,674	1,376,408
PRG-Schultz International Inc. (2)	15,494	77,625
Princeton Review Inc. (The) (1) (2)	52,381	288,619
ProxyMed Inc. (2)	13,875	120,574
QC Holdings Inc. (2)	5,825	87,550
Quanta Services Inc. (1) (2)	151,144	1,153,229
Rent-Way Inc. (1) (2)	73,211	600,330
Resources Connection Inc. (1) (2)	190,817	3,993,800
Rewards Network Inc. (2)	67,781	281,969
Rollins Inc.	121,046	2,251,456
SFBC International Inc. (1) (2)	59,356	2,091,705
Sotheby’s Holdings Inc. Class A (2)	188,663	3,199,724

Source Interlink Companies Inc. (2)	81,090	912,262
StarTek Inc. (1)	45,171	758,873
Strayer Education Inc. (1)	61,086	6,922,266
TeleTech Holdings Inc. (2)	111,836	1,444,921
TNS Inc. (2)	18,098	324,859
Universal Technical Institute Inc. (2)	58,307	2,145,698
Valassis Communications Inc. (2)	123,200	4,307,072
Watson Wyatt & Co. Holdings	88,566	2,408,995
Wright Express Corp. (2)	89,420	1,529,082

		120,176,099

COMPUTERS—4.07%
Advanced Digital Information Corp. (2)	112,255	920,491
Ansoft Corp. (2)	27,464	740,979
Anteon International Corp. (2)	111,230	4,330,184
Blue Coat Systems Inc. (2)	41,970	986,295
Brocade Communications Systems Inc. (2)	874,682	5,178,117
CACI International Inc. Class A (2)	120,284	6,643,285
Carreker Corp. (2)	83,885	470,595
Catapult Communications Corp. (2)	5,641	120,435
CIBER Inc. (1) (2)	135,732	986,772
Covansys Corp. (2)	90,865	1,355,251
Cray Inc. (2)	355,868	907,463
CyberGuard Corp. (2)	72,366	596,296
CyberSource Corp. (2)	114,529	589,824
Digimarc Corp. (2)	35,247	216,769
Dot Hill Systems Corp. (2)	179,012	1,065,121
Echelon Corp. (2)	116,132	794,343
Electronics For Imaging Inc. (2)	148,172	2,643,388
Equinix Inc. (1) (2)	41,091	1,739,793
FactSet Research Systems Inc. (1)	126,045	4,160,745
Gateway Inc. (2)	262,235	1,056,807
iGATE Corp. (2)	65,463	244,177
Intergraph Corp. (1) (2)	105,749	3,046,629
Internap Network Services Corp. (2)	791,335	466,888
InterVoice-Brite Inc. (2)	149,462	1,678,458
Iomega Corp. (2)	135,658	581,973
Kanbay International Inc. (2)	23,495	480,708
Komag Inc. (2)	15,131	338,178
Kronos Inc. (1) (2)	128,184	6,551,484
LaserCard Corp. (1) (2)	39,597	197,193
Lexar Media Inc. (1) (2)	292,630	1,457,297
Magma Design Automation Inc. (1) (2)	102,652	1,218,479
Manhattan Associates Inc. (1) (2)	124,400	2,534,028
Mentor Graphics Corp. (1) (2)	315,004	4,315,555
Mercury Computer Systems Inc. (1) (2)	87,485	2,412,836
Merge Technologies Inc. (1) (2)	45,514	798,771
MICROS Systems Inc. (2)	132,996	4,882,283
Mobility Electronics Inc. (1) (2)	103,511	723,542
MTS Systems Corp.	6,773	196,620
Ness Technologies Inc. (2)	44,223	529,792
NetScout Systems Inc. (2)	81,266	361,634
Overland Storage Inc. (2)	43,726	641,898
PEC Solutions Inc. (2)	5,392	67,831
Perot Systems Corp. Class A (2)	81,974	1,101,731
Quantum Corp. (1) (2)	334,913	974,597
RadiSys Corp. (1) (2)	65,304	924,705
SI International Inc. (1) (2)	27,236	752,531
Silicon Storage Technology Inc. (2)	335,119	1,246,643
SimpleTech Inc. (2)	48,063	189,368
SRA International Inc. Class A (2)	53,793	3,241,028
Stratasys Inc. (1) (2)	38,339	1,086,144
Sykes Enterprises Inc. (2)	36,549	251,092
Synaptics Inc. (1) (2)	95,406	2,213,419
Syntel Inc.	30,799	545,142
TALX Corp.	23,019	418,025
TransAct Technologies Inc. (1) (2)	35,701	357,367
Tumbleweed Communications Corp. (1) (2)	199,919	551,776
Tyler Technologies Inc. (2)	153,205	1,165,890

Ultimate Software Group Inc. (1) (2)	67,927	1,085,473
Xybernaut Corp. (1) (2)	736,195	309,202

		85,643,340

COSMETICS & PERSONAL CARE—0.23%
Chattem Inc. (1) (2)	51,540	2,291,984
Elizabeth Arden Inc. (2)	92,593	2,198,158
Inter Parfums Inc. (1)	20,600	296,640

		4,786,782

DISTRIBUTION & WHOLESALE—0.85%
Advanced Marketing Services Inc. (2)	5,432	32,592
Beacon Roofing Supply Inc. (2)	18,661	408,396
BlueLinx Holdings Inc.	8,416	113,700
Central European Distribution Corp. (1) (2)	50,476	1,680,346
LKQ Corp. (2)	28,906	580,143
NuCo2 Inc. (1) (2)	33,365	877,499
Owens & Minor Inc.	65,760	1,785,384
ScanSource Inc. (2)	51,778	2,683,654
SCP Pool Corp.	220,154	7,014,106
United Stationers Inc. (2)	7,959	360,145
WESCO International Inc. (2)	82,107	2,298,996

		17,834,961

DIVERSIFIED FINANCIAL SERVICES—1.35%
Accredited Home Lenders Holding Co. (1) (2)	67,531	2,446,648
Affiliated Managers Group Inc. (1) (2)	100,537	6,236,310
Archipelago Holdings Inc. (2)	3,789	67,065
Asset Acceptance Capital Corp. (2)	32,455	619,241
Asta Funding Inc.	31,759	672,338
BKF Capital Group Inc. (1)	15,078	603,271
Calamos Asset Management Inc. Class A	44,164	1,188,895
Capital Southwest Corp.	6,818	539,304
Circle Group Holdings Inc. (1) (2)	86,580	62,338
Cohen & Steers Inc.	14,513	239,464
Collegiate Funding Services LLC (2)	8,913	138,865
Credit Acceptance Corp. (2)	7,859	155,451
Encore Capital Group Inc. (2)	50,285	731,647
eSpeed Inc. (1) (2)	94,713	871,360
Federal Agricultural Mortgage Corp. (1)	1,497	26,183
First Cash Inc. (2)	49,026	1,037,880
Gabelli Asset Management Inc. Class A	13,601	607,285
GFI Group Inc. (2)	904	24,254
Greenhill & Co. Inc.	12,644	452,655
Greg Manning Auctions Inc. (1) (2)	21,064	212,114
Harris & Harris Group Inc. (2)	64,236	773,401
MarketAxess Holdings Inc. (2)	1,261	14,085
Marlin Business Services Corp. (2)	21,523	438,639
National Financial Partners Corp.	137,757	5,482,729
Nelnet Inc. Class A (2)	33,391	1,062,836
optionsXpress Holdings Inc. (2)	4,273	69,180
Piper Jaffray Companies Inc. (2)	7,553	276,364
Portfolio Recovery Associates Inc. (1) (2)	49,983	1,700,921
World Acceptance Corp. (2)	66,951	1,708,590

		28,459,313

ELECTRIC—0.04%
Duquesne Light Holdings Inc. (1)	26,823	480,668
MGE Energy Inc.	5,211	172,745
Ormat Technologies Inc.	5,433	85,081

		738,494

ELECTRICAL COMPONENTS & EQUIPMENT—1.16%
Advanced Energy Industries Inc. (2)	88,537	856,153
Artesyn Technologies Inc. (1) (2)	82,607	719,507
Belden CDT Inc. (1)	41,766	927,623
Capstone Turbine Corp. (1) (2)	261,054	404,634
Cherokee International Corp. (2)	30,556	213,586
Color Kinetics Inc. (2)	8,680	87,494

Encore Wire Corp. (2)	66,331	676,576
Energy Conversion Devices Inc. (1) (2)	83,159	1,890,204
EnerSys (2)	17,916	234,700
General Cable Corp. (1) (2)	11,239	135,655
GrafTech International Ltd. (2)	72,487	412,451
Intermagnetics General Corp. (1) (2)	115,227	2,804,625
Littelfuse Inc. (2)	81,238	2,327,469
Medis Technologies Ltd. (1) (2)	53,568	768,165
Power-One Inc. (2)	130,645	634,935
Rayovac Corp. (1) (2)	194,575	8,094,320
Universal Display Corp. (1) (2)	86,663	605,774
Valence Technology Inc. (1) (2)	87,629	269,021
Vicor Corp.	79,898	834,135
Wilson Greatbatch Technologies Inc. (1) (2)	80,622	1,470,545

		24,367,572

ELECTRONICS—3.36%
ADE Corp. (1) (2)	39,642	880,052
American Superconductor Corp. (2)	111,819	1,115,954
Analogic Corp. (1)	29,647	1,282,233
Bei Technologies Inc.	46,335	1,110,650
Bel Fuse Inc. Class B	46,515	1,409,404
Benchmark Electronics Inc. (2)	86,490	2,752,977
Brady Corp. Class A	74,826	2,420,621
Coherent Inc. (2)	56,227	1,898,224
CTS Corp. (1)	64,874	843,362
Cymer Inc. (2)	151,664	4,060,045
Daktronics Inc. (2)	59,379	1,285,555
DDi Corp. (1) (2)	57,566	161,185
Dionex Corp. (2)	76,589	4,174,100
Excel Technology Inc. (2)	49,383	1,213,834
FEI Co. (1) (2)	85,932	1,989,326
FSI International Inc. (2)	114,921	486,116
Identix Inc. (1) (2)	366,641	1,851,537
II-VI Inc. (2)	92,459	1,612,485
Intevac Inc. (2)	69,278	653,292
Itron Inc. (1) (2)	86,028	2,549,870
Keithley Instruments Inc.	52,228	842,438
Maxwell Technologies Inc. (1) (2)	46,751	428,707
Measurements Specialties Inc. (1) (2)	43,999	1,011,977
Merix Corp. (2)	33,666	377,396
Metrologic Instruments Inc. (2)	44,032	989,839
MIPS Technologies Inc. Class A (2)	168,873	1,942,039
Molecular Devices Corp. (2)	48,037	912,703
Multi-Fineline Electronix Inc. (2)	17,147	302,645
OSI Systems Inc. (1) (2)	38,681	677,304
Paradyne Networks Inc. (2)	165,072	345,000
Paxar Corp. (2)	24,776	528,720
Photon Dynamics Inc. (1) (2)	68,606	1,307,630
Planar Systems Inc. (1) (2)	11,969	107,960
Plexus Corp. (2)	77,921	896,871
PLX Technology Inc. (1) (2)	88,746	931,833
RAE Systems Inc. (1) (2)	142,565	437,675
Rogers Corp. (1) (2)	68,326	2,733,040
SBS Technologies Inc. (2)	30,020	334,723
Sonic Solutions Inc. (1) (2)	77,664	1,168,843
Spatialight Inc. (1) (2)	97,872	494,254
Suntron Corp. (2)	8,800	18,920
Sypris Solutions Inc.	3,206	34,368
Taser International Inc. (1) (2)	198,913	2,386,956
Technitrol Inc. (2)	25,005	373,075
Trimble Navigation Ltd. (2)	209,153	7,071,463
TTM Technologies Inc. (1) (2)	168,089	1,758,211
Ultralife Batteries Inc. (1) (2)	57,847	990,341
Varian Inc. (2)	143,108	5,422,362
Viisage Technology Inc. (1) (2)	126,124	425,038
Woodhead Industries Inc.	2,619	35,618
X-Rite Inc.	85,518	1,286,191
Zygo Corp. (2)	32,574	422,159

		70,747,121

ENERGY - ALTERNATE SOURCES—0.49%
FuelCell Energy Inc. (1) (2)	174,093	1,737,448
Headwaters Inc. (1) (2)	158,022	5,186,282
KFx Inc. (1) (2)	148,431	1,988,975
Plug Power Inc. (1) (2)	202,143	1,334,144

		10,246,849

ENERGY & RELATED—0.08%
Edge Petroleum Corp. (1) (2)	55,677	922,011
Syntroleum Corp. (2)	66,324	811,806

		1,733,817

ENGINEERING & CONSTRUCTION—0.20%
Dycom Industries Inc. (2)	153,876	3,537,609
Infrasource Services Inc. (2)	11,947	143,364
Insituform Technologies Inc. Class A (2)	35,698	517,978
Perini Corp. (2)	4,786	65,999

		4,264,950

ENTERTAINMENT—1.50%
Alliance Gaming Corp. (1) (2)	211,969	2,032,783
Argosy Gaming Co. (2)	57,923	2,659,824
Dover Downs Gaming & Entertainment Inc.	14,106	175,620
Empire Resorts Inc. (1) (2)	18,486	133,654
Great Wolf Resorts Inc. (2)	28,366	707,732
Isle of Capri Casinos Inc. (1) (2)	25,738	683,087
Macrovision Corp. (2)	203,484	4,637,400
Nevada Gold & Casinos Inc. (2)	16,965	217,152
Penn National Gaming Inc. (2)	264,325	7,765,868
Scientific Games Corp. Class A (2)	315,930	7,219,001
Shuffle Master Inc. (1) (2)	143,586	4,158,251
Speedway Motorsports Inc.	34,196	1,220,797

		31,611,169

ENVIRONMENTAL CONTROL—0.84%
Aleris International Inc. (2)	50,044	1,248,598
Casella Waste Systems Inc. Class A (2)	82,105	1,086,249
Darling International Inc. (2)	267,069	1,065,605
Duratek Inc. (2)	42,219	842,269
Layne Christensen Co. (2)	20,988	362,463
Mine Safety Appliances Co. (1)	88,970	3,446,698
Tetra Tech Inc. (1) (2)	190,907	2,409,246
TRC Companies Inc. (2)	21,279	312,801
Waste Connections Inc. (2)	198,146	6,885,574

		17,659,503

FOOD—0.56%
Arden Group Inc. Class A	2,268	160,983
Cal-Maine Foods Inc. (1)	33,783	265,534
Gold Kist Inc. (2)	18,758	298,252
Lance Inc.	6,258	100,566
MGP Ingredients Inc. (1)	30,054	250,650
Performance Food Group Co. (1) (2)	115,650	3,201,192
Provide Commerce Inc. (2)	19,139	552,734
Sanderson Farms Inc.	23,357	1,009,256
United Natural Foods Inc. (1) (2)	163,419	4,678,686
Wild Oats Markets Inc. (1) (2)	117,974	1,254,064

		11,771,917

FOREST PRODUCTS & PAPER—0.02%
Deltic Timber Corp.	7,446	291,139
Wausau-Mosinee Paper Corp.	10,940	154,692

		445,831

HAND & MACHINE TOOLS—0.50%
Baldor Electric Co.	135,821	3,505,540
Franklin Electric Co. Inc.	66,338	2,502,933

Lincoln Electric Holdings Inc. (1)	138,702	4,172,156
Regal-Beloit Corp. (1)	13,425	386,506

		10,567,135

HEALTH CARE—0.56%
Abaxis Inc. (1) (2)	73,000	646,050
ABIOMED Inc. (2)	63,842	675,448
America Service Group Inc. (1) (2)	44,458	983,856
Cyberoptics Corp. (1) (2)	31,032	387,279
FARO Technologies Inc. (2)	44,301	1,042,846
Flanders Corp. (2)	37,802	426,407
Genelabs Technologies Inc. (1) (2)	365,060	219,036
I-Flow Corp. (1) (2)	74,705	1,182,580
Microtek Medical Holdings Inc. (1) (2)	41,111	147,177
Microvision Inc. (1) (2)	77,233	450,268
Palomar Medical Technologies Inc. (1) (2)	51,528	1,389,710
Psychiatric Solutions Inc. (2)	57,071	2,625,266
Sonic Innovations Inc. (2)	84,718	472,726
ThermoGenesis Corp. (1) (2)	185,665	928,325
Urologix Inc. (1) (2)	58,972	270,681

		11,847,655

HEALTH CARE-PRODUCTS—6.04%
Adeza Biomedical Corp. (2)	8,431	102,690
Advanced Medical Optics Inc. (1) (2)	147,166	5,328,881
Advanced Neuromodulation Systems Inc. (1) (2)	82,940	2,223,621
Align Technology Inc. (2)	216,970	1,353,893
American Medical Systems Holdings Inc. (2)	208,200	3,576,876
Animas Corp. (1) (2)	15,425	311,739
Arrow International Inc.	79,095	2,716,913
ArthroCare Corp. (1) (2)	87,854	2,503,839
Aspect Medical Systems Inc. (2)	52,399	1,131,294
BioLase Technology Inc. (1)	83,150	706,775
Biosite Inc. (1) (2)	56,120	2,919,924
Bioveris Corp. (2)	63,810	336,917
Bruker BioSciences Corp. (2)	87,234	307,064
Candela Corp. (1) (2)	79,747	711,343
Cardiac Science Inc. (1) (2)	178,397	205,157
CardioDynamics International Corp. (2)	149,684	437,077
Cepheid Inc. (1) (2)	172,011	1,663,346
Closure Medical Corp. (2)	28,392	758,066
Conceptus Inc. (1) (2)	106,644	831,823
CTI Molecular Imaging Inc. (2)	128,407	2,602,810
Cyberonics Inc. (2)	74,241	3,279,225
Diagnostic Products Corp.	93,448	4,513,538
DJ Orthopedics Inc. (2)	67,077	1,680,279
Encore Medical Corp. (2)	155,214	835,051
EPIX Pharmaceuticals Inc. (1) (2)	93,989	657,923
Exactech Inc. (2)	24,889	422,366
E-Z-Em Inc.	1,849	22,040
FoxHollow Technologies Inc. (1) (2)	16,314	460,055
Haemonetics Corp. (2)	49,530	2,088,185
Hologic Inc. (2)	23,546	750,529
ICU Medical Inc. (1) (2)	43,865	1,557,208
Immucor Inc. (2)	184,503	5,570,146
Immunicon Corp. (2)	21,693	127,772
IntraLase Corp. (2)	26,604	445,351
Intuitive Surgical Inc. (2)	123,080	5,596,448
Inverness Medical Innovations Inc. (1) (2)	31,651	743,799
IVAX Diagnostics Inc. (2)	27,021	109,435
Kensey Nash Corp. (1) (2)	39,734	1,075,997
Kyphon Inc. (1) (2)	95,911	2,414,080
Laserscope (1) (2)	74,706	2,371,168
LCA-Vision Inc.	63,653	2,119,645
Lifeline Systems Inc. (2)	45,645	1,383,956
Luminex Corp. (2)	112,170	844,640
Medical Action Industries Inc. (2)	33,511	633,358
Mentor Corp. (1)	149,684	4,804,856
Merit Medical Systems Inc. (2)	97,730	1,171,783

Micro Therapeutics Inc. (2)	57,486	221,896
NuVasive Inc. (2)	27,060	349,615
Oakley Inc.	86,590	1,110,084
Occulogix Inc. (2)	19,715	166,000
OraSure Technologies Inc. (2)	165,291	1,216,542
Orthologic Corp. (2)	158,410	801,555
Orthovita Inc. (2)	192,313	653,864
Palatin Technologies Inc. (1) (2)	218,552	511,412
PolyMedica Corp.	114,592	3,639,442
Possis Medical Inc. (2)	67,021	560,966
PSS World Medical Inc. (1) (2)	278,530	3,166,886
Quidel Corp. (2)	118,900	464,899
SonoSite Inc. (1) (2)	61,280	1,592,054
Stereotaxis Inc. (2)	19,425	150,544
Steris Corp. (2)	247,302	6,244,376
SurModics Inc. (2)	58,442	1,864,884
Sybron Dental Specialties Inc. (2)	109,899	3,945,374
Symmetry Medical Inc. (2)	19,770	376,025
TECHNE Corp. (2)	135,375	5,439,368
Thoratec Corp. (1) (2)	185,301	2,264,378
TriPath Imaging Inc. (1) (2)	115,212	811,092
Ventana Medical Systems Inc. (1) (2)	112,850	4,227,361
VISX Inc. (2)	201,051	4,712,635
VNUS Medical Technologies Inc. (2)	19,823	229,550
West Pharmaceutical Services Inc.	58,506	1,398,293
Wright Medical Group Inc. (1) (2)	109,593	2,630,232
Young Innovations Inc.	19,656	720,392
Zila Inc. (1) (2)	189,994	767,576
Zoll Medical Corp. (1) (2)	24,868	560,276

		127,206,452

HEALTH CARE-SERVICES—3.32%
Amedisys Inc. (1) (2)	54,192	1,639,308
American Healthways Inc. (1) (2)	119,323	3,940,045
AMERIGROUP Corp. (2)	166,695	6,094,369
AmSurg Corp. (1) (2)	124,944	3,161,083
Apria Healthcare Group Inc. (2)	205,967	6,611,541
Beverly Enterprises Inc. (2)	403,242	4,992,136
Centene Corp. (1) (2)	167,439	5,021,496
Gentiva Health Services Inc. (2)	94,679	1,531,906
LabOne Inc. (1) (2)	70,281	2,423,289
LifePoint Hospitals Inc. (1) (2)	157,787	6,917,382
Matria Healthcare Inc. (2)	47,766	1,466,894
Molina Healthcare Inc. (2)	38,411	1,770,363
National Healthcare Corp.	22,280	762,199
Odyssey Healthcare Inc. (1) (2)	143,909	1,692,370
Option Care Inc. (1)	38,344	789,503
Pediatrix Medical Group Inc. (2)	86,087	5,904,707
Province Healthcare Co. (2)	15,697	378,141
Radiation Therapy Services Inc. (2)	13,187	250,289
RehabCare Group Inc. (1) (2)	15,970	458,499
Sierra Health Services Inc. (1) (2)	94,935	6,060,650
Specialty Laboratories Inc. (2)	18,965	181,116
Sunrise Senior Living Inc. (2)	3,476	168,934
Symbion Inc. (2)	34,272	732,393
United Surgical Partners International Inc. (1) (2)	116,043	5,311,288
VistaCare Inc. Class A (1) (2)	37,111	759,662
Wellcare Health Plans Inc. (2)	26,996	822,298

		69,841,861

HOLDING COMPANIES - DIVERSIFIED—0.08%
Resource America Inc. Class A	28,791	1,008,981
Terremark Worldwide Inc. (1) (2)	1,007,109	654,621

		1,663,602

HOME BUILDERS—1.15%
Brookfield Homes Corp.	46,098	1,945,797
Champion Enterprises Inc. (1) (2)	290,969	2,735,109
Comstock Homebuilding Companies Inc. Class A (2)	4,282	91,164

Fleetwood Enterprises Inc. (1) (2)	221,251	1,924,884
Levitt Corp. Class A	63,644	1,631,832
Meritage Homes Corp. (2)	77,830	4,585,744
Monaco Coach Corp. (1)	108,630	1,754,375
Orleans Homebuilders Inc. (1)	3,220	59,216
Palm Harbor Homes Inc. (1) (2)	17,190	279,509
Technical Olympic USA Inc.	3,881	117,206
Thor Industries Inc. (1)	147,737	4,418,814
William Lyon Homes Inc. (1) (2)	17,292	1,326,296
Winnebago Industries Inc. (1)	107,071	3,383,444

		24,253,390

HOME FURNISHINGS—0.40%
American Woodmark Corp.	9,104	330,293
Digital Theater Systems Inc. (2)	69,262	1,254,335
Ethan Allen Interiors Inc.	60,177	1,925,664
Furniture Brands International Inc. (1)	27,360	596,722
Hooker Furniture Corp.	7,367	139,163
Stanley Furniture Co. Inc. (1)	18,625	880,590
Tempur-Pedic International Inc. (1) (2)	77,503	1,446,206
TiVo Inc. (1) (2)	190,666	985,743
Universal Electronics Inc. (2)	55,877	943,204

		8,501,920

HOUSEHOLD PRODUCTS & WARES—1.01%
Blyth Inc.	28,355	902,823
Harland (John H.) Co.	100,021	3,436,722
Jarden Corp. (1) (2)	106,407	4,881,953
Lifetime Hoan Corp. (1)	29,563	457,931
Playtex Products Inc. (2)	89,081	801,729
Standard Register Co. (The)	4,236	53,374
Tupperware Corp. (1)	165,671	3,373,062
WD-40 Co.	37,746	1,226,368
Yankee Candle Co. Inc. (The) (2)	194,963	6,180,327

		21,314,289

HOUSEWARES—0.38%
Libbey Inc.	2,813	59,073
Toro Co.	90,537	8,012,525

		8,071,598

INSURANCE—0.81%
Affirmative Insurance Holdings Inc.	7,611	112,262
American Equity Investment Life Holding Co. (1)	18,263	233,584
Bristol West Holdings Inc.	49,836	772,458
Danielson Holding Corp. (2)	189,326	3,265,874
Direct General Corp. (1)	65,960	1,354,818
First Acceptance Corp. (2)	84,685	897,661
Hilb, Rogal & Hobbs Co. (1)	96,898	3,468,948
Independence Holding Co.	4,020	72,481
Infinity Property & Casualty Corp.	7,431	232,293
National Interstate Corp. (2)	1,577	26,494
Philadelphia Consolidated Holding Corp. (2)	12,865	997,423
RLI Corp.	11,539	478,292
Selective Insurance Group Inc.	6,904	319,172
State Auto Financial Corp.	28,317	753,799
Tower Group Inc.	11,669	155,664
U.S.I. Holdings Corp. (1) (2)	126,371	1,488,650
Vesta Insurance Group	110,559	392,484
Zenith National Insurance Corp. (1)	40,402	2,095,248

		17,117,605

INTERNET—5.37%
Agile Software Corp. (2)	136,111	990,888
aQuantive Inc. (1) (2)	195,727	2,166,698
Arbinet-thexchange Inc. (2)	14,459	275,444
Ariba Inc. (1) (2)	63,158	490,106
AsiaInfo Holdings Inc. (2)	59,237	297,370
@Road Inc. (2)	142,922	585,980

autobytel.com Inc. (2)	172,458	869,188
Blue Nile Inc. (1) (2)	9,203	254,463
CMGI Inc. (2)	1,843,612	3,834,713
CNET Networks Inc. (1) (2)	526,281	4,968,093
Digital Insight Corp. (2)	144,539	2,370,440
Digital River Inc. (1) (2)	139,149	4,335,883
Digitas Inc. (2)	292,321	2,952,442
DoubleClick Inc. (2)	355,523	2,737,527
Drugstore.com Inc. (1) (2)	199,569	514,888
E.piphany Inc. (2)	30,626	108,722
EarthLink Inc. (2)	491,853	4,426,677
eCollege.com Inc. (1) (2)	67,969	879,519
Entrust Inc. (2)	265,853	996,949
eResearch Technology Inc. (1) (2)	183,602	2,162,832
F5 Networks Inc. (1) (2)	151,480	7,648,225
FindWhat.com (2)	106,196	1,101,253
GSI Commerce Inc. (2)	79,713	1,078,517
Harris Interactive Inc. (1) (2)	217,433	1,002,366
InfoSpace Inc. (1) (2)	131,698	5,377,229
INTAC International Inc. (1) (2)	32,661	411,529
Interchange Corp. (1) (2)	12,875	130,488
Internet Security Systems Inc. (2)	53,264	974,731
Ipass Inc. (2)	183,253	1,121,508
j2 Global Communications Inc. (1) (2)	77,644	2,663,966
Keynote Systems Inc. (2)	35,085	416,459
Kintera Inc. (1) (2)	28,845	152,879
Lionbridge Technologies Inc. (2)	194,543	1,106,950
LookSmart Ltd. (2)	397,440	353,722
MatrixOne Inc. (2)	213,876	1,020,189
Motive Inc. (2)	16,323	163,230
Neoforma Inc. (1) (2)	6,132	48,749
Net2Phone Inc. (1) (2)	147,787	237,937
NetRatings Inc. (2)	33,722	514,261
NIC Inc. (1) (2)	130,607	622,995
1-800 CONTACTS INC. (1) (2)	29,916	624,347
1-800-FLOWERS.COM Inc. (2)	93,032	704,252
Openwave Systems Inc. (1) (2)	280,281	3,416,625
Opsware Inc. (1) (2)	244,327	1,260,727
Overstock.com Inc. (1) (2)	48,535	2,086,520
PC-Tel Inc. (2)	67,453	496,454
Phase Forward Inc. (2)	17,567	114,713
PlanetOut Inc. (2)	20,512	172,916
Portal Software Inc. (2)	132,691	321,112
Priceline.com Inc. (1) (2)	66,505	1,675,926
ProQuest Co. (1) (2)	98,688	3,567,571
RealNetworks Inc. (1) (2)	463,858	2,681,099
RightNow Technologies Inc. (1) (2)	20,745	254,334
RSA Security Inc. (2)	287,094	4,550,440
S1 Corp. (2)	290,625	2,016,938
Sapient Corp. (2)	324,895	2,386,354
Secure Computing Corp. (2)	148,415	1,271,917
SeeBeyond Technology Corp. (2)	204,453	646,071
Sohu.com Inc. (1) (2)	91,031	1,600,325
SonicWALL Inc. (2)	130,766	665,599
Stamps.com Inc. (2)	69,639	1,156,007
Stellent Inc. (1) (2)	52,936	445,192
SupportSoft Inc. (2)	151,623	800,569
Travelzoo Inc. (1) (2)	6,835	339,836
TriZetto Group Inc. (The) (2)	103,602	964,535
24/7 Real Media Inc. (2)	119,845	389,496
United Online Inc. (1) (2)	219,509	2,298,259
ValueClick Inc. (1) (2)	326,306	3,462,107
Verity Inc. (2)	14,544	137,441
Verso Technologies Inc. (1) (2)	562,415	202,469
Vignette Corp. (2)	652,001	854,121
WatchGuard Technologies Inc. (2)	79,405	256,478
WebEx Communications Inc. (1) (2)	124,435	2,686,552
webMethods Inc. (2)	164,568	901,833
Websense Inc. (1) (2)	94,666	5,093,031

WebSideStory Inc. (2)	20,268	248,283

		113,116,454

INVESTMENT COMPANIES—0.04%
Ares Capital Corp.	21,411	351,140
Gladstone Capital Corp. (1)	4,409	93,559
NGP Capital Resources Co.	30,881	496,566

		941,265

IRON & STEEL—1.24%
AK Steel Holding Corp. (2)	244,779	2,707,256
Allegheny Technologies Inc.	393,476	9,486,706
Cleveland-Cliffs Inc. (1)	50,482	3,678,623
Gibraltar Industries Inc.	36,219	794,645
Reliance Steel & Aluminum Co.	86,763	3,471,388
Ryerson Tull Inc. (1)	51,894	657,497
Schnitzer Steel Industries Inc. Class A (1)	6,148	207,372
Steel Dynamics Inc.	139,311	4,799,264
Wheeling-Pittsburgh Corp. (2)	12,912	400,918

		26,203,669

LEISURE TIME—0.33%
Ambassadors Group Inc.	32,962	1,101,590
Arctic Cat Inc.	7,844	212,259
Escalade Inc.	32,644	444,938
K2 Inc. (1) (2)	21,373	293,879
Life Time Fitness Inc. (2)	22,609	609,991
Marine Products Corp.	53,553	900,226
Multimedia Games Inc. (1) (2)	97,545	756,949
Pegasus Solutions Inc. (2)	37,128	438,853
WMS Industries Inc. (1) (2)	80,126	2,256,348

		7,015,033

LODGING—0.59%
Ameristar Casinos Inc.	30,829	1,685,730
Boyd Gaming Corp. (1)	187,941	9,801,123
MTR Gaming Group Inc. (2)	72,595	900,178

		12,387,031

MACHINERY—1.69%
Astec Industries Inc. (2)	14,975	330,199
Bucyrus International Inc. Class A	32,493	1,269,177
Cognex Corp. (1)	164,772	4,099,527
Global Power Equipment Group Inc. (2)	27,364	262,147
IDEX Corp.	106,778	4,308,492
JLG Industries Inc. (1)	63,302	1,364,158
Joy Global Inc.	163,868	5,745,212
Kadant Inc. (2)	25,540	473,767
Lindsay Manufacturing Co. (1)	43,011	820,650
Manitowoc Co. Inc. (The)	121,884	4,922,895
Middleby Corp. (The) (1)	16,031	791,931
Nordson Corp.	109,475	4,030,870
Presstek Inc. (2)	106,630	823,184
Sauer-Danfoss Inc.	6,283	142,184
Tennant Co.	3,107	120,210
Terex Corp. (2)	53,458	2,314,731
Unova Inc. (1) (2)	16,211	334,757
Wabtec Corp.	163,817	3,356,610

		35,510,701

MANUFACTURING—1.57%
Actuant Corp. Class A (1) (2)	108,516	4,874,539
Acuity Brands Inc. (1)	175,805	4,746,735
Applied Films Corp. (1) (2)	28,723	664,076
Blount International Inc. (2)	14,109	239,571
Ceradyne Inc. (1) (2)	66,744	1,493,063
CLARCOR Inc.	104,725	5,441,511
CUNO Inc. (2)	69,882	3,591,236
ESCO Technologies Inc. (1) (2)	30,136	2,421,428

Griffon Corp. (2)	7,821	167,448
Hexcel Corp. (2)	118,327	1,835,252
Jacuzzi Brands Inc. (2)	28,319	276,393
Lancaster Colony Corp.	12,842	546,427
Matthews International Corp. Class A	132,851	4,352,199
Quixote Corp.	27,641	598,980
Raven Industries Inc.	64,651	1,320,173
Sturm Ruger & Co. Inc.	83,832	580,956

		33,149,987

MEDIA—1.29%
Beasley Broadcast Group Inc. Class A (2)	22,381	397,934
Courier Corp.	10,266	538,349
Crown Media Holdings Inc. (1) (2)	33,637	303,069
Cumulus Media Inc. Class A (1) (2)	115,991	1,652,872
Emmis Communications Corp. (1) (2)	95,198	1,829,706
Entravision Communications Corp. (2)	107,820	956,363
Fisher Communications Inc. (2)	20,201	1,044,594
4Kids Entertainment Inc. (1) (2)	3,126	69,116
Hollinger International Inc.	159,076	1,733,928
Insight Communications Co. Inc. (2)	92,670	1,098,140
Journal Communications Inc. Class A	35,487	587,310
Journal Register Co. (2)	100,913	1,685,247
LodgeNet Entertainment Corp. (2)	42,368	798,213
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	20,329	459,232
Mediacom Communications Corp. (1) (2)	138,668	906,889
Nelson (Thomas) Inc.	42,077	995,121
Nexstar Broadcasting Group Inc. Class A (2)	42,915	302,551
Paxson Communications Corp. (1) (2)	123,145	84,970
Playboy Enterprises Inc. Class B (1) (2)	81,840	1,055,736
Readers Digest Association Inc. (The)	277,025	4,795,303
Regent Communications Inc. (2)	66,139	353,844
Saga Communications Inc. (2)	68,310	1,099,791
Salem Communications Corp. Class A (2)	40,200	828,120
Sinclair Broadcast Group Inc. Class A	118,578	952,181
Spanish Broadcasting System Inc. Class A (2)	152,348	1,563,090
World Wrestling Entertainment Inc.	55,252	663,024
Young Broadcasting Inc. Class A (2)	37,005	319,723

		27,074,416

METAL FABRICATE & HARDWARE—0.12%
Kaydon Corp. (1)	45,647	1,433,316
Mueller Industries Inc.	39,870	1,122,341
Penn Engineering & Manufacturing Corp.	2,563	46,262

		2,601,919

MINING—0.43%
AMCOL International Corp.	12,792	239,978
Century Aluminum Co. (1) (2)	77,575	2,347,420
Coeur d’Alene Mines Corp. (1) (2)	982,929	3,607,349
Hecla Mining Co. (2)	244,479	1,339,745
Royal Gold Inc. (1)	67,819	1,243,122
Stillwater Mining Co. (2)	34,143	336,309

		9,113,923

OFFICE & BUSINESS EQUIPMENT—0.34%
CompX International Inc.	7,493	127,231
General Binding Corp. (2)	25,092	526,932
Global Imaging Systems Inc. (2)	95,126	3,373,168
Imagistics International Inc. (2)	68,797	2,403,079
Navarre Corp. (1) (2)	91,754	729,444

		7,159,854

OFFICE FURNISHINGS—0.02%
Knoll Inc.	22,162	369,662

		369,662

OIL & GAS—4.22%
Atlas America Inc. (1) (2)	9,565	345,966

Atwood Oceanics Inc. (2)	48,591	3,233,245
Berry Petroleum Co. Class A	20,227	1,040,679
Bill Barrett Corp. (2)	20,474	591,903
Brigham Exploration Co. (1) (2)	97,054	895,808
Cabot Oil & Gas Corp.	50,823	2,802,888
Callon Petroleum Co. (2)	29,090	452,059
Cheniere Energy Inc. (1) (2)	108,916	7,026,171
Clayton Williams Energy Inc. (1) (2)	17,555	454,675
Comstock Resources Inc. (2)	125,597	3,609,658
Crosstex Energy Inc.	9,666	423,081
Delta Petroleum Corp. (1) (2)	84,233	1,224,748
Denbury Resources Inc. (2)	225,744	7,952,961
Encore Acquisition Co. (2)	7,971	329,202
Frontier Oil Corp.	109,470	3,969,382
FX Energy Inc. (1) (2)	127,526	1,458,897
Grey Wolf Inc. (2)	768,919	5,059,487
Helmerich & Payne Inc. (1)	115,232	4,573,558
KCS Energy Inc. (2)	201,619	3,096,868
Magnum Hunter Resources Inc. (2)	224,440	3,615,728
McMoRan Exploration Co. (1) (2)	39,546	794,875
Mission Resources Corp. (2)	167,190	1,183,705
Penn Virginia Corp.	75,199	3,451,634
Petroleum Development Corp. (2)	66,989	2,524,815
Plains Exploration & Production Co. (2)	61,632	2,150,957
Quicksilver Resources Inc. (1) (2)	121,862	5,938,335
Range Resources Corp.	150,288	3,510,728
Remington Oil & Gas Corp. (2)	76,614	2,414,873
Southwestern Energy Co. (2)	34,827	1,976,781
Spinnaker Exploration Co. (2)	44,354	1,575,898
Stone Energy Corp. (2)	19,711	957,363
Unit Corp. (2)	155,713	7,033,556
W&T Offshore Inc. (2)	19,734	409,678
Warren Resources Inc. (2)	25,994	278,916
Whiting Petroleum Corp. (1) (2)	60,814	2,479,995

		88,839,073

OIL & GAS SERVICES—1.63%
Cal Dive International Inc. (1) (2)	157,769	7,146,936
CARBO Ceramics Inc.	52,354	3,672,633
Gulf Island Fabrication Inc.	27,810	652,423
Hornbeck Offshore Services Inc. (2)	8,781	220,052
Hydril Co. LP (2)	43,807	2,558,767
Input/Output Inc. (1) (2)	265,055	1,709,605
Lone Star Technologies Inc. (2)	93,545	3,688,479
Matrix Service Co. (1) (2)	36,438	158,505
Maverick Tube Corp. (2)	174,717	5,680,050
Newpark Resources Inc. (2)	205,189	1,208,563
Oil States International Inc. (2)	36,754	755,295
RPC Inc.	4,828	73,337
Superior Energy Services Inc. (2)	122,302	2,103,594
Tetra Technologies Inc. (2)	92,167	2,621,229
Veritas DGC Inc. (2)	47,220	1,414,711
W-H Energy Services Inc. (2)	27,987	669,729

		34,333,908

PACKAGING & CONTAINERS—0.41%
Anchor Glass Container Corp.	20,167	45,174
Crown Holdings Inc. (2)	373,582	5,812,936
Graphic Packaging Corp. (2)	274,669	1,211,290
Silgan Holdings Inc.	24,817	1,612,609

		8,682,009

PHARMACEUTICALS—5.59%
Abgenix Inc. (1) (2)	151,901	1,063,307
Able Laboratories Inc. (1) (2)	73,932	1,734,445
Adolor Corp. (1) (2)	160,065	1,591,046
Advancis Pharmaceutical Corp. (2)	39,475	146,058
Alkermes Inc. (1) (2)	369,892	3,839,479
Antigenics Inc. (1) (2)	104,200	698,140

Array BioPharma Inc. (2)	132,342	927,717
AtheroGenics Inc. (1) (2)	82,062	1,074,192
Bentley Pharmaceuticals Inc. (2)	64,531	474,948
Biocryst Pharmaceuticals Inc. (2)	85,176	392,661
Bioenvision Inc. (2)	124,337	714,938
BioMarin Pharmaceutical Inc. (1) (2)	268,198	1,381,220
Bio-Reference Laboratories Inc. (1) (2)	34,688	482,857
Bone Care International Inc. (1) (2)	68,390	1,774,037
Bradley Pharmaceuticals Inc. (1) (2)	56,444	539,605
Caraco Pharmaceutical Laboratories Ltd. (2)	35,461	290,071
Cell Therapeutics Inc. (1) (2)	259,226	930,621
Connetics Corp. (1) (2)	129,575	3,276,952
Conor Medsystems Inc. (2)	19,473	317,215
Corcept Therapeutics Inc. (2)	17,499	79,445
Corixa Corp. (1) (2)	247,463	759,711
Cubist Pharmaceuticals Inc. (1) (2)	160,705	1,706,687
CV Therapeutics Inc. (1) (2)	148,448	3,022,401
Cypress Bioscience Inc. (2)	122,506	1,119,705
Dendreon Corp. (1) (2)	240,375	1,310,044
Depomed Inc. (2)	92,424	364,151
Discovery Laboratories Inc. (1) (2)	211,142	1,188,729
DOV Pharmaceutical Inc. (2)	60,082	821,922
Durect Corp. (1) (2)	126,436	460,227
DUSA Pharmaceuticals Inc. (2)	61,952	540,841
Dyax Corp. (2)	109,435	352,381
Dynavax Technologies Corp. (2)	24,822	115,919
First Horizon Pharmaceutical Corp. (1) (2)	100,102	1,689,722
Genta Inc. (2)	279,339	315,653
Guilford Pharmaceuticals Inc. (1) (2)	105,090	241,707
HealthExtras Inc. (1) (2)	77,120	1,284,048
Hollis-Eden Pharmaceuticals Inc. (1) (2)	57,028	401,762
Idenix Pharmaceuticals Inc. (1) (2)	20,912	415,103
Impax Laboratories Inc. (1) (2)	200,676	3,210,816
Indevus Pharmaceuticals Inc. (1) (2)	156,771	435,823
InKine Pharmaceutical Co. Inc. (2)	202,554	627,917
Inspire Pharmaceuticals Inc. (1) (2)	171,562	1,399,946
Isis Pharmaceuticals Inc. (2)	217,432	841,462
Isolagen Inc. (1) (2)	84,759	533,134
ISTA Pharmaceuticals Inc. (2)	43,630	431,064
Kos Pharmaceuticals Inc. (1) (2)	49,135	2,047,947
K-V Pharmaceutical Co. Class A (1) (2)	147,246	3,416,107
Lannett Co. Inc. (1) (2)	28,973	182,530
Ligand Pharmaceuticals Inc. Class B (1) (2)	307,678	1,762,995
Mannatech Inc. (1)	58,877	1,151,045
MannKind Corp. (1) (2)	47,219	671,926
Marshall Edwards Inc. (1) (2)	30,158	251,518
Medarex Inc. (2)	140,933	1,004,852
Medicines Co. (The) (1) (2)	196,835	4,460,281
Nabi Biopharmaceuticals (2)	237,311	2,961,641
Nature’s Sunshine Products Inc.	10,780	185,093
NeighborCare Inc. (2)	156,554	4,579,205
NeoPharm Inc. (1) (2)	71,041	551,989
NitroMed Inc. (1) (2)	38,521	666,799
Northfield Laboratories Inc. (1) (2)	97,464	1,096,470
Noven Pharmaceuticals Inc. (1) (2)	96,349	1,634,079
NPS Pharmaceuticals Inc. (1) (2)	153,557	1,937,889
Nutraceutical International Corp. (2)	32,704	518,685
Nuvelo Inc. (2)	149,375	970,937
Onyx Pharmaceuticals Inc. (1) (2)	143,042	4,484,367
Pain Therapeutics Inc. (2)	132,423	672,709
Par Pharmaceutical Companies Inc. (1) (2)	141,309	4,725,373
Penwest Pharmaceuticals Co. (1) (2)	80,174	990,951
Perrigo Co.	75,978	1,454,979
PetMed Express Inc. (2)	42,224	312,880
Pharmacyclics Inc. (1) (2)	82,326	661,078
Pharmion Corp. (1) (2)	61,254	1,776,366
Pharmos Corp. (2)	392,712	247,409
POZEN Inc. (2)	100,604	524,147
Prestige Brands Holdings Inc. (2)	48,770	860,791

Priority Healthcare Corp. Class B (2)	117,988	2,552,080
Progenics Pharmaceuticals Inc. (1) (2)	49,393	830,296
Renovis Inc. (1) (2)	22,988	185,513
Rigel Pharmaceuticals Inc. (1) (2)	44,901	720,212
Salix Pharmaceuticals Ltd. (1) (2)	148,455	2,448,023
Santarus Inc. (1) (2)	34,258	166,494
SciClone Pharmaceuticals Inc. (1) (2)	185,008	525,423
Star Scientific Inc. (1) (2)	120,877	639,439
Tanox Inc. (2)	98,621	946,762
Threshold Pharmaceuticals Inc. (2)	12,002	71,892
Trimeris Inc. (1) (2)	65,309	735,379
United Therapeutics Inc. (1) (2)	80,743	3,689,551
USANA Health Sciences Inc. (1) (2)	43,317	2,048,894
Valeant Pharmaceuticals International (1)	280,979	6,327,647
ViaCell Inc. (2)	18,242	137,545
Vicuron Pharmaceuticals Inc. (2)	102,553	1,616,235
Vion Pharmaceuticals Inc. (2)	255,438	727,998
Zymogenetics Inc. (2)	79,957	1,220,144

		117,672,394

REAL ESTATE—0.25%
Bluegreen Corp. (2)	22,175	284,949
CB Richard Ellis Group Inc. Class A (2)	62,607	2,190,619
Consolidated-Tomoka Land Co.	23,405	1,339,468
HouseValues Inc. (2)	4,685	58,937
Jones Lang LaSalle Inc. (2)	30,486	1,422,172
ZipRealty Inc. (2)	1,227	17,288

		5,313,433

REAL ESTATE INVESTMENT TRUSTS—1.39%
Aames Investment Corp.	10,895	89,339
Alexander’s Inc. (1) (2)	7,862	1,898,673
Alexandria Real Estate Equities Inc.	9,962	641,354
American Campus Communities Inc.	3,710	77,910
American Home Mortgage Investment Corp.	62,385	1,786,706
Bimini Mortgage Management Inc. Class A	6,198	85,842
BioMed Realty Trust Inc.	9,186	189,232
Cousins Properties Inc.	57,004	1,474,693
Digital Realty Trust Inc.	6,111	87,815
ECC Capital Corp. (2)	9,473	56,838
Education Realty Trust Inc. (2)	3,055	50,805
Equity Lifestyle Properties Inc.	41,014	1,445,744
Equity One Inc.	82,216	1,692,827
Essex Property Trust Inc.	20,376	1,407,982
Extra Space Storage Inc.	6,346	85,671
Fieldstone Investment Corp. (2)	9,200	133,584
Getty Realty Corp.	8,920	227,906
Glimcher Realty Trust (1)	54,878	1,300,609
Global Signal Inc.	2,790	83,588
GMH Communities Trust	8,530	99,886
Gramercy Capital Corp.	2,697	52,592
HomeBanc Corp.	13,299	117,563
Kite Realty Group Trust	5,447	78,437
MortgageIT Holdings Inc.	46,134	735,837
New Century Financial Corp. (1)	149,295	6,989,992
Novastar Financial Inc. (1)	13,162	473,964
Saxon Capital Inc.	14,305	246,046
Spirit Finance Corp. (2)	12,130	131,732
Strategic Hotel Capital Inc.	5,954	87,524
Sunstone Hotel Investors Inc.	6,527	140,004
Tanger Factory Outlet Centers Inc.	34,552	760,144
Taubman Centers Inc.	96,104	2,665,925
Town & Country Trust (The) (1)	71,847	1,900,353
U-Store-It Trust	7,663	133,336
Washington Real Estate Investment Trust	64,778	1,862,368

		29,292,821

RETAIL—7.47%
AC Moore Arts & Crafts Inc. (1) (2)	56,650	1,510,289

Aeropostale Inc. (2)	228,852	7,494,903
America’s Car-Mart Inc. (2)	23,339	818,265
Bebe Stores Inc. (1)	37,477	1,272,344
Big 5 Sporting Goods Corp.	83,719	2,067,859
BJ’s Restaurants Inc. (1) (2)	44,380	860,528
Bombay Co. Inc. (The) (1) (2)	77,642	411,503
Bon-Ton Stores Inc. (The)	8,854	160,169
Brookstone Inc. (2)	82,639	1,340,405
Buffalo Wild Wings Inc. (2)	23,538	890,443
Build-A-Bear Workshop Inc. (1) (2)	21,229	650,669
Cache Inc. (2)	39,573	536,214
California Pizza Kitchen Inc. (1) (2)	63,935	1,498,636
Casey’s General Store Inc.	97,525	1,752,524
Cash America International Inc.	73,749	1,617,316
Casual Male Retail Group Inc. (1) (2)	118,532	769,273
CBRL Group Inc.	33,539	1,385,161
CEC Entertainment Inc. (2)	154,186	5,643,208
Charlotte Russe Holding Inc. (1) (2)	48,501	626,633
Children’s Place Retail Stores Inc. (The) (2)	69,837	3,334,717
Christopher & Banks Corp. (1)	155,200	2,731,520
CKE Restaurants Inc. (1) (2)	213,414	3,382,612
Coldwater Creek Inc. (1) (2)	135,791	2,509,418
Conn’s Inc. (2)	23,022	432,814
Cosi Inc. (2)	84,429	574,117
Cost Plus Inc. (1) (2)	90,203	2,424,657
CSK Auto Corp. (2)	167,828	2,962,164
Design Within Reach Inc. (2)	10,240	161,126
Dick’s Sporting Goods Inc. (1) (2)	124,336	4,566,861
Domino’s Pizza Inc.	60,284	1,126,708
Dress Barn Inc. (2)	42,478	773,949
Electronics Boutique Holdings Corp. (1) (2)	37,417	1,607,808
Finish Line Inc. (The)	140,031	3,241,718
Fred’s Inc. (1)	161,643	2,775,410
GameStop Corp. Class B (2)	30,912	689,338
Gander Mountain Co. (1) (2)	25,363	332,255
Genesco Inc. (1) (2)	35,573	1,010,985
Goody’s Family Clothing Inc.	5,895	53,232
Guitar Center Inc. (1) (2)	104,964	5,755,176
Hibbet Sporting Goods Inc. (2)	96,449	2,897,328
Hollywood Entertainment Corp. (2)	73,545	968,588
Hot Topic Inc. (1) (2)	187,792	4,103,255
Insight Enterprises Inc. (2)	61,879	1,086,595
Jill (J.) Group Inc. (The) (2)	73,810	1,015,626
Joseph A. Bank Clothiers Inc. (1) (2)	42,538	1,246,363
Kenneth Cole Productions Inc. Class A	34,861	1,015,850
Kirkland’s Inc. (2)	37,692	416,874
Krispy Kreme Doughnuts Inc. (1) (2)	226,299	1,726,661
Linens ‘n Things Inc. (2)	33,338	827,783
MarineMax Inc. (2)	4,171	130,052
Men’s Wearhouse Inc. (The) (2)	9,225	389,387
Movie Gallery Inc. (1)	15,802	453,201
New York & Co. Inc. (2)	23,942	480,516
99 Cents Only Stores (1) (2)	202,010	2,660,472
Nu Skin Enterprises Inc. Class A (1)	170,598	3,840,161
O’Charley’s Inc. (1) (2)	11,003	239,205
P.F. Chang’s China Bistro Inc. (1) (2)	105,595	6,314,581
Panera Bread Co. Class A (1) (2)	117,167	6,623,451
Pantry Inc. (The) (2)	34,059	1,054,807
Papa John’s International Inc. (1) (2)	21,540	747,869
Party City Corp. (2)	47,064	689,017
PC Mall Inc. (2)	34,194	424,689
Pep Boys-Manny, Moe & Jack Inc. (1)	224,379	3,944,583
Rare Hospitality International Inc. (2)	140,240	4,330,611
Red Robin Gourmet Burgers Inc. (1) (2)	49,392	2,514,547
Restoration Hardware Inc. (2)	109,129	622,035
Retail Ventures Inc. (2)	22,354	203,645
Rush Enterprises Inc. Class B (2)	31,926	538,272
School Specialty Inc. (1) (2)	23,639	925,703
Select Comfort Corp. (1) (2)	150,190	3,069,884

Sharper Image Corp. (1) (2)	48,939	812,877
Shoe Carnival Inc. (2)	12,524	219,170
Smart & Final Inc. (2)	3,515	42,742
Sonic Corp. (2)	245,103	8,186,438
Sports Authority Inc. (The) (1) (2)	38,396	1,055,890
Steak n Shake Co. (The) (2)	88,088	1,704,503
Stein Mart Inc. (2)	102,040	2,295,900
Texas Roadhouse Inc. Class A (2)	26,082	732,383
Tractor Supply Co. (2)	128,380	5,603,787
Triarc Companies Inc. Class B (1)	116,419	1,610,075
Tuesday Morning Corp. (1) (2)	106,331	3,069,776
West Marine Inc. (1) (2)	50,238	1,068,060
World Fuel Services Corp.	92,486	2,913,309
Zale Corp. (2)	26,667	792,543

		157,361,991

SAVINGS & LOANS—0.59%
Abington Community Bancorp Inc. (2)	12,119	156,214
Atlantic Coast Federal Corp. (2)	5,526	68,854
BankAtlantic Bancorp Inc. Class A	18,364	319,534
Berkshire Hills Bancorp Inc.	1,460	49,275
BFC Financial Corp. Class A (2)	37,005	349,697
Charter Financial Corp. (1)	16,285	543,430
Clifton Savings Bancorp Inc.	14,921	167,115
Commercial Capital Bancorp Inc.	91,919	1,870,552
Fidelity Bankshares Inc.	24,668	566,871
First Financial Holdings Inc.	46,971	1,304,854
Flagstar Bancorp Inc. (1)	106,916	2,090,208
Harbor Florida Bancshares Inc.	17,032	580,791
Home Federal Bancorp Inc. (2)	2,822	34,287
Kearny Financial Corp. (2)	12,779	142,102
NASB Financial Inc.	12,067	477,853
Ocwen Financial Corp. (1) (2)	153,526	1,238,955
PFF Bancorp Inc.	15,718	433,817
Provident Bancorp Inc.	147,909	1,810,406
Westfield Financial Inc.	8,055	201,375

		12,406,190

SEMICONDUCTORS—4.80%
Actel Corp. (2)	91,844	1,412,561
AMIS Holdings Inc. (2)	128,626	1,452,188
Asyst Technologies Inc. (2)	195,873	938,232
ATMI Inc. (1) (2)	128,729	3,223,374
August Technology Corp. (1) (2)	74,430	872,320
Axcelis Technologies Inc. (2)	327,922	2,393,831
Brooks Automation Inc. (1) (2)	183,795	2,790,008
California Micro Devices Corp. (2)	88,341	446,122
Cirrus Logic Inc. (2)	347,853	1,572,296
Credence Systems Corp. (1) (2)	350,236	2,770,367
Diodes Inc. (2)	30,557	829,011
DSP Group Inc. (2)	120,262	3,097,949
DuPont Photomasks Inc. (1) (2)	32,319	861,948
Emulex Corp. (2)	86,702	1,633,466
Entegris Inc. (2)	160,918	1,591,479
ESS Technology Inc. (2)	123,449	650,576
Exar Corp. (2)	51,982	696,559
FormFactor Inc. (1) (2)	114,528	2,592,914
Genesis Microchip Inc. (1) (2)	68,374	988,004
Helix Technology Corp. (1)	107,697	1,666,073
Integrated Device Technology Inc. (2)	347,542	4,180,930
Integrated Silicon Solution Inc. (1) (2)	21,381	143,253
IXYS Corp. (2)	73,840	844,730
Kopin Corp. (2)	291,983	896,388
Kulicke & Soffa Industries Inc. (1) (2)	209,498	1,317,742
Lattice Semiconductor Corp. (2)	222,859	1,196,753
Leadis Technology Inc. (2)	21,114	126,262
LTX Corp. (1) (2)	251,343	1,115,963
Mattson Technology Inc. (1) (2)	164,466	1,305,860
Micrel Inc. (2)	282,106	2,601,017

Microsemi Corp. (1) (2)	245,390	3,997,403
Microtune Inc. (1) (2)	181,700	783,127
Mindspeed Technologies Inc. (1) (2)	416,227	928,186
MKS Instruments Inc. (2)	111,265	1,766,888
Monolithic Power Systems Inc. (2)	19,975	176,379
Monolithic System Technology Inc. (2)	92,285	539,867
Mykrolis Corp. (2)	170,054	2,431,772
OmniVision Technologies Inc. (1) (2)	229,495	3,476,849
ON Semiconductor Corp. (2)	471,045	1,860,628
Pericom Semiconductor Corp. (2)	57,144	489,724
Photronics Inc. (1) (2)	43,240	782,644
Pixelworks Inc. (2)	168,587	1,373,984
PortalPlayer Inc. (1) (2)	22,188	506,552
Power Integrations Inc. (1) (2)	113,828	2,377,867
Rudolph Technologies Inc. (2)	49,769	749,521
Semitool Inc. (1) (2)	67,543	688,939
SigmaTel Inc. (2)	101,477	3,798,284
Silicon Image Inc. (2)	316,840	3,187,410
Siliconix Inc. (2)	24,578	867,112
Sipex Corp. (2)	81,035	188,001
SiRF Technology Holdings Inc. (2)	39,691	442,952
Skyworks Solutions Inc. (1) (2)	572,834	3,637,496
Staktek Holdings Inc. (2)	41,560	164,578
Standard Microsystems Corp. (2)	35,414	614,787
Supertex Inc. (2)	35,352	647,295
Tessera Technologies Inc. (2)	105,583	4,564,353
Transmeta Corp. (1) (2)	669,091	622,255
Tripath Technology Inc. (1) (2)	163,928	145,896
TriQuint Semiconductor Inc. (2)	332,720	1,124,594
Ultratech Inc. (1) (2)	74,866	1,093,044
Varian Semiconductor Equipment Associates Inc. (2)	149,836	5,695,266
Veeco Instruments Inc. (1) (2)	96,393	1,450,715
Vitesse Semiconductor Corp. (1) (2)	894,564	2,397,432
Volterra Semiconductor Corp. (2)	15,941	215,204
Zoran Corp. (2)	96,582	999,624

		100,994,804

SOFTWARE—5.95%
Actuate Corp. (2)	216,820	520,368
Advent Software Inc. (2)	98,083	1,783,149
Allscripts Healthcare Solutions Inc. (1) (2)	70,504	1,008,207
Altiris Inc. (1) (2)	85,633	2,042,347
American Reprographics Co. (2)	31,337	449,686
ANSYS Inc. (2)	111,597	3,817,733
Ascential Software Corp. (2)	65,244	1,208,971
Aspen Technology Inc. (1) (2)	172,667	980,749
Atari Inc. (2)	13,369	42,246
AuthentiDate Holding Corp. (1) (2)	120,832	482,120
Blackbaud Inc.	26,668	336,017
Blackboard Inc. (1) (2)	21,840	380,890
Borland Software Corp. (2)	144,810	1,175,857
CallWave Inc. (2)	13,551	79,951
Captaris Inc. (2)	82,844	335,518
CCC Information Services Group Inc. (2)	28,819	658,514
Cerner Corp. (1) (2)	117,387	6,163,991
Chordiant Software Inc. (2)	299,440	500,065
Computer Programs & Systems Inc.	26,643	748,135
Concord Communications Inc. (2)	75,471	763,767
Concur Technologies Inc. (2)	109,426	888,539
Corillian Corp. (2)	134,394	467,691
CSG Systems International Inc. (2)	145,990	2,378,177
Dendrite International Inc. (2)	148,871	2,090,149
Digi International Inc. (2)	68,307	937,172
Eclipsys Corp. (2)	150,409	2,328,331
Emageon Inc. (2)	12,764	229,241
Embarcadero Technologies Inc. (2)	88,712	584,612
Epicor Software Corp. (1) (2)	171,449	2,245,982
FalconStor Software Inc. (1) (2)	109,415	653,208
FileNET Corp. (2)	170,544	3,884,992

Hyperion Solutions Corp. (2)	161,037	7,103,342
IDX Systems Corp. (1) (2)	85,506	2,969,623
Infocrossing Inc. (1) (2)	69,662	1,103,446
Informatica Corp. (2)	353,465	2,923,156
infoUSA Inc.	130,973	1,376,526
InPhonic Inc. (1) (2)	23,803	540,685
Inter-Tel Inc.	84,813	2,077,919
InterVideo Inc. (2)	31,166	342,826
iVillage Inc. (2)	130,062	792,078
JDA Software Group Inc. (2)	11,591	162,738
Jupitermedia Corp. (1) (2)	70,836	1,098,666
Keane Inc. (1) (2)	127,616	1,662,836
Lawson Software Inc. (2)	33,994	200,565
ManTech International Corp. Class A (2)	44,039	1,015,980
Manugistics Group Inc. (2)	100,644	169,082
MAPICS Inc. (2)	104,750	1,333,468
MapInfo Corp. (2)	15,380	185,175
Micromuse Inc. (2)	322,660	1,461,650
MicroStrategy Inc. Class A (2)	49,447	2,683,489
Midway Games Inc. (1) (2)	169,390	1,737,941
MRO Software Inc. (2)	11,379	159,647
NDCHealth Corp. (1)	42,829	684,407
Omnicell Inc. (1) (2)	91,033	656,348
Open Solutions Inc. (1) (2)	54,484	1,080,418
OPNET Technologies Inc. (2)	49,765	416,035
Packeteer Inc. (2)	135,569	2,086,407
PalmSource Inc. (1) (2)	61,211	553,347
Parametric Technology Corp. (2)	590,381	3,300,230
PDF Solutions Inc. (1) (2)	60,891	852,474
Pegasystems Inc. (2)	40,493	217,852
Per-Se Technologies Inc. (1) (2)	93,493	1,435,118
Pinnacle Systems Inc. (2)	152,224	850,932
PLATO Learning Inc. (2)	60,456	471,557
Progress Software Corp. (2)	121,777	3,192,993
QAD Inc.	53,046	438,690
Quality Systems Inc.	27,836	1,178,576
Quest Software Inc. (2)	205,406	2,842,819
Renaissance Learning Inc.	32,127	550,014
Retek Inc. (2)	230,160	2,582,395
Safeguard Scientifics Inc. (2)	205,684	292,071
Salesforce.com Inc. (2)	38,566	578,104
ScanSoft Inc. (1) (2)	263,136	978,866
Schawk Inc.	44,730	816,323
SeaChange International Inc. (1) (2)	102,072	1,321,832
SERENA Software Inc. (1) (2)	103,557	2,460,514
SPSS Inc. (2)	55,027	956,920
SS&C Technologies Inc.	56,001	1,276,823
Take-Two Interactive Software Inc. (1) (2)	151,715	5,932,057
THQ Inc. (1) (2)	70,672	1,988,710
TradeStation Group Inc. (1) (2)	79,086	477,679
Transaction Systems Architects Inc. Class A (2)	163,267	3,779,631
Trident Microsystems Inc. (1) (2)	77,755	1,374,708
Ulticom Inc. (2)	30,409	338,452
Verint Systems Inc. (1) (2)	48,191	1,683,794
Wind River Systems Inc. (2)	293,090	4,419,797
Witness Systems Inc. (2)	96,000	1,684,800
Zix Corp. (1) (2)	86,444	323,301

		125,342,207

STORAGE & WAREHOUSING—0.06%
Mobile Mini Inc. (1) (2)	30,961	1,251,134

		1,251,134

TELECOMMUNICATION EQUIPMENT—0.12%
Carrier Access Corp. (2)	83,797	499,430
NMS Communications Corp. (2)	194,099	832,685
Novatel Wireless Inc. (2)	76,033	817,355
WJ Communications Inc. (2)	129,377	307,917

		2,457,387

TELECOMMUNICATIONS—3.59%
Aeroflex Inc. (2)	257,599	2,403,399
Airspan Networks Inc. (2)	127,549	651,775
Alamosa Holdings Inc. (2)	342,353	3,995,260
Anaren Inc. (2)	51,787	628,176
Anixter International Inc. (2)	57,843	2,091,024
Applied Signal Technology Inc.	41,012	939,175
Arris Group Inc. (2)	284,999	1,969,343
Aspect Communications Corp. (2)	167,650	1,745,237
Atheros Communications Inc. (2)	38,025	390,517
Audiovox Corp. Class A (2)	37,799	481,559
Avanex Corp. (1) (2)	332,879	432,743
Boston Communications Group Inc. (1) (2)	44,849	319,325
C-COR Inc. (2)	121,361	737,875
Commonwealth Telephone Enterprises Inc. (2)	44,788	2,111,306
CommScope Inc. (1) (2)	138,695	2,074,877
Comtech Telecommunications Corp. (2)	43,533	2,268,069
Ditech Communications Corp. (2)	117,812	1,469,116
Dobson Communications Corp. Class A (1) (2)	254,066	513,213
EMS Technologies Inc. (2)	35,444	482,038
Enterasys Networks Inc. (2)	491,608	688,251
Extreme Networks Inc. (2)	327,338	1,928,021
FairPoint Communications Inc.	28,730	430,088
Finisar Corp. (1) (2)	615,270	769,088
Golden Telecom Inc. (1)	34,837	891,827
Harmonic Inc. (2)	296,167	2,831,357
Hypercom Corp. (2)	144,274	682,416
InterDigital Communications Corp. (2)	229,161	3,510,747
Intrado Inc. (2)	72,227	888,392
Iowa Telecommunications Services Inc.	30,814	600,873
ITC DeltaCom Inc. (2)	32,938	26,021
Ixia (2)	113,650	2,021,834
JAMDAT Mobile Inc. (2)	21,333	367,781
KVH Industries Inc. (1) (2)	59,752	544,341
MRV Communications Inc. (1) (2)	37,520	121,190
NETGEAR Inc. (1) (2)	89,182	1,345,756
Network Equipment Technologies Inc. (2)	75,134	423,004
Newport Corp. (1) (2)	83,680	1,212,523
North Pittsburgh Systems Inc.	62,287	1,231,103
Oplink Communications Inc. (2)	245,054	384,735
Optical Communication Products Inc. (2)	38,600	67,164
Powerwave Technologies Inc. (1) (2)	198,958	1,539,935
Premiere Global Services Inc. (2)	259,883	2,941,876
REMEC Inc. (1) (2)	152,487	805,131
RF Micro Devices Inc. (1) (2)	766,738	4,002,372
SafeNet Inc. (1) (2)	48,159	1,411,540
SBA Communications Corp. (2)	192,363	1,762,045
Shenandoah Telecommunications Co.	1,578	48,918
SpectraLink Corp.	79,695	1,125,293
Stratex Networks Inc. (1) (2)	395,061	726,912
SureWest Communications (1)	49,657	1,145,090
Symmetricom Inc. (2)	156,067	1,730,783
Syniverse Holdings Inc. (2)	39,989	551,848
Tekelec (1) (2)	204,650	3,262,121
Terayon Communication Systems Inc. (2)	276,671	852,147
UbiquiTel Inc. (1) (2)	289,973	1,942,819
USA Mobility Inc. (2)	27,008	875,059
Valor Communications Group Inc.	14,381	208,093
Viasat Inc. (2)	85,803	1,603,658
Westell Technologies Inc. Class A (2)	203,893	1,123,450
Wireless Facilities Inc. (1) (2)	195,172	1,219,825

		75,549,454

TOYS, GAMES & HOBBIES—0.12%
LeapFrog Enterprises Inc. (1) (2)	107,261	1,217,412
RC2 Corp. (2)	37,551	1,276,734
Topps Co. (The)	10,777	99,256

		2,593,402

TRANSPORTATION—1.87%
Arkansas Best Corp.	62,578	2,364,197
Central Freight Lines Inc. (2)	33,786	120,278
EGL Inc. (2)	147,470	3,362,316
Florida East Coast Industries Inc.	5,829	247,616
Forward Air Corp.	88,758	3,779,316
Genesee & Wyoming Inc. Class A (2)	5,578	144,526
GulfMark Offshore Inc. (2)	32,183	833,862
Heartland Express Inc.	168,618	3,229,035
Hub Group Inc. Class A (2)	22,927	1,436,835
Kansas City Southern Industries Inc. (1) (2)	129,437	2,492,957
Kirby Corp. (2)	44,616	1,875,210
Knight Transportation Inc.	151,074	3,726,996
Landstar System Inc. (2)	230,601	7,552,183
Marten Transport Ltd. (2)	4,166	88,861
Old Dominion Freight Line Inc. (2)	67,957	2,116,861
Pacer International Inc. (2)	80,420	1,921,234
Quality Distribution Inc. (2)	17,860	193,781
RailAmerica Inc. (2)	35,032	437,199
SCS Transportation Inc. (2)	41,650	774,274
Swift Transportation Co. Inc. (1) (2)	42,804	947,681
U.S. Xpress Enterprises Inc. Class A (2)	11,373	185,949
Universal Truckload Services Inc. (2)	7,685	162,154
Werner Enterprises Inc.	73,679	1,431,583

		39,424,904

TRUCKING & LEASING—0.03%
AMERCO	15,509	718,067

		718,067

WATER—0.01%
Middlesex Water Co.	7,395	134,219

		134,219

TOTAL COMMON STOCKS (Cost: $2,040,747,848)		2,104,260,742

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—30.73%

COMMERCIAL PAPER(3)—7.41%
Amstel Funding Corp.
2.95%, 08/19/05	$1,163,274	1,149,928
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	19,766,639	19,744,908
ANZ National Bank Ltd.
2.94%, 08/15/05	1,399,309	1,383,794
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	2,378,825	2,375,051
Cantabric Finance LLC
2.80%, 04/29/05	1,511,254	1,507,963
Chariot Funding LLC
2.70%, 04/06/05	755,627	755,344
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	2,826,604	2,824,202
Corporate Asset Funding
2.75%, 05/05/05	1,959,033	1,953,945
CRC Funding LLC
2.74%, 04/28/05	1,399,309	1,396,433
DEPFA Bank PLC
2.28%, 05/03/05	1,399,309	1,396,479
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	9,515,301	9,469,770
Fairway Finance LLC
3.15%, 09/15/05	2,489,511	2,453,133

Falcon Asset Securitization Corp.
2.75%, 04/14/05	1,119,447	1,118,338
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	3,470,286	3,463,386
Fortis Funding LLC
2.35%, 05/09/05	3,918,065	3,908,346
General Electric Capital Corp.
2.74%, 07/07/05	1,399,309	1,388,978
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	7,955,240	7,940,044
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	8,395,854	8,292,600
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	21,625,145	21,597,859
Kitty Hawk Funding Corp.
2.75%, 04/15/05	3,902,253	3,898,080
Liberty Street Funding Corp.
2.80%, 04/20/05	1,402,975	1,400,902
Moat Funding LLC
2.74%, 05/02/05	1,959,033	1,954,410
Mortgage Interest Networking Trust
2.77%, 04/13/05	2,322,853	2,320,708
New Center Asset Trust
2.80%, 04/15/05	2,798,618	2,795,571
Nordea North America Inc.
2.74%, 07/11/05	1,399,309	1,388,552
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	3,192,244	3,188,285
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	9,010,710	8,997,811
Polonius Inc.
2.82%, 04/28/05	2,322,853	2,317,940
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	2,410,282	2,407,855
Ranger Funding Co. LLC
2.75%, 04/14/05	4,197,927	4,193,766
Santander Central Hispano
2.75%, 07/08/05	3,498,273	3,472,132
Scaldis Capital LLC
2.75%, 07/08/05	700,438	695,195
Societe Generale
2.75%, 05/03/05	2,518,756	2,512,599
Sydney Capital Corp.
2.75%, 04/12/05	4,885,547	4,881,442
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	2,434,798	2,431,200
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	2,438,548	2,436,063
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	1,825,063	1,823,250
Tulip Funding Corp.
2.71%, 04/08/05	2,314,317	2,313,098
Variable Funding Capital Corp.
2.80%, 04/20/05	2,154,936	2,151,751
Yorktown Capital LLC
2.80%, 04/20/05	4,393,830	4,387,338

		156,088,449

FLOATING RATE NOTES(3)—10.54%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	1,287,364	1,287,403
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	9,795,163	9,796,755
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	1,819,102	1,818,688
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	9,095,509	9,096,230

BMW US Capital LLC
2.82%, 04/18/06 (4)	2,798,618	2,798,618
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	9,515,301	9,513,683
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	8,395,854	8,395,519
Commodore CDO Ltd.
3.08%, 12/12/05	699,655	699,655
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	8,395,854	8,394,755
DEPFA Bank PLC
2.99%, 12/15/05	2,798,618	2,798,618
Dorada Finance Inc.
2.66%, 07/29/05 (4)	2,322,853	2,322,625
Fairway Finance LLC
2.80%, 06/20/05	1,399,309	1,399,278
Fifth Third Bancorp
2.81%, 02/23/06 (4)	5,597,236	5,597,236
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	3,638,203	3,638,352
General Electric Capital Corp.
2.86%, 03/09/06	1,259,378	1,260,982
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	1,021,850	1,021,850
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	1,819,102	1,819,102
Hartford Life Global Funding Trust
2.80%, 02/15/06	2,798,618	2,798,618
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	8,395,854	8,395,854
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	12,593,781	12,593,969
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	2,938,549	2,938,550
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	11,474,334	11,476,906
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	5,597,236	5,597,236
Marshall & Ilsley Corp.
2.95%, 02/20/06	2,798,618	2,801,594
MetLife Funding Inc.
2.74%, 03/06/06 (4)	4,197,927	4,197,927
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	6,996,545	6,996,140
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	10,354,887	10,356,854
Norddeutsche Landesbank
2.63%, 07/27/05	2,798,618	2,798,302
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	8,395,854	8,395,854
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	9,935,082	9,935,082
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	1,539,240	1,538,934
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	14,272,952	14,273,510
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	8,611,348	8,611,066
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	8,395,854	8,395,854
Wells Fargo & Co.
2.78%, 03/15/06 (4)	1,399,309	1,399,495
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	9,795,163	9,794,426
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	14,105,035	14,104,090
Winston Funding Ltd.
2.75%, 04/25/05 (4)	1,998,213	1,998,213
World Savings Bank
2.71%, 09/09/05	979,516	979,473

		222,037,296

MONEY MARKET FUNDS—0.65%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	11,194,472	11,194,472
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	835,514	835,514
BlackRock Temp Cash Money Market Fund (3)	521,921	521,921
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	1,173,122	1,173,122

		13,725,029

REPURCHASE AGREEMENTS(3)—7.58%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $61,574,545 and effective yields of 2.89% - 2.90%. (6)	$51,569,597	61,569,597
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $55,976,854 and an effective yield of 2.89%. (6)	55,972,361	55,972,361
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $41,982,640 and an effective yield of 2.89%. (6)	41,979,270	41,979,270

		159,521,228

TIME DEPOSITS(3)—4.19%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,959,033	1,959,027
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	2,798,618	2,798,618
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	3,918,065	3,918,065
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	3,638,203	3,638,204
First Tennessee Bank
2.77%, 04/15/05	1,399,309	1,399,309
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	3,470,286	3,470,287
Natexis Banques
2.98%, 08/18/05	2,798,618	2,798,618
Norddeutsche Landesbank
2.11%, 06/07/05	2,798,618	2,798,516
Rabobank Nederland NV NY
2.84%, 04/01/05	20,592,371	20,592,371
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	6,856,614	6,856,615
SunTrust Bank
2.68%, 05/03/05	2,798,618	2,798,375
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	9,515,301	9,515,015
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	5,037,512	5,037,496
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	13,853,159	13,853,159
Wells Fargo Bank N.A.
2.79%, 04/15/05	2,798,618	2,798,607
World Savings Bank
2.75%, 05/03/05	3,918,065	3,918,065

		88,150,347

U.S. GOVERNMENT AGENCY NOTES(3)—0.36%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	3,354,228	3,349,678

Federal National Mortgage Association
2.33%, 07/22/05	4,197,927	4,167,562

		7,517,240

TOTAL SHORT-TERM INVESTMENTS (Cost: $647,039,589)		647,039,589

TOTAL INVESTMENTS IN SECURITIES — 130.66% (Cost: $2,687,787,437)		2,751,300,331
Other Assets, Less Liabilities — (30.66%)		(645,567,571)

NET ASSETS — 100.00%		$2,105,732,760

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.82%

ADVERTISING—0.40%
ADVO Inc.	22,279	$834,349
Catalina Marketing Corp.	77,122	1,997,460
Donnelley (R.H.) Corp. (1)	106,486	6,185,772
FTD Group Inc. (1)	18,460	223,735
Greenfield Online Inc. (1)	6,196	121,751
Reading International Inc. Class A (1) (2)	69,097	487,134
SITEL Corp. (1) (2)	278,394	545,652
ValueVision Media Inc. Class A (1) (2)	28,251	349,465

		10,745,318

AEROSPACE & DEFENSE—1.23%
AAR Corp. (1) (2)	128,874	1,752,686
Curtiss-Wright Corp. (2)	72,034	4,105,938
DRS Technologies Inc. (1) (2)	95,389	4,054,032
Ducommun Inc. (1)	34,461	689,220
EDO Corp.	19,057	572,663
Esterline Technologies Corp. (1)	115,856	4,002,825
GenCorp Inc. (2)	222,356	4,447,120
HEICO Corp. (2)	87,321	1,755,152
Herley Industries Inc. (1) (2)	36,843	630,384
Kaman Corp. Class A	100,157	1,246,955
Moog Inc. Class A (1)	123,137	5,565,792
Sequa Corp. Class A (1)	29,448	1,526,879
Triumph Group Inc. (1)	74,937	2,918,047

		33,267,693

AGRICULTURE—0.37%
Alico Inc. (1)	16,985	895,109
Delta & Pine Land Co. (2)	70,797	1,911,519
DIMON Inc.	215,745	1,348,406
Standard Commercial Corp.	22,606	420,472
Universal Corp. (2)	118,952	5,444,433

		10,019,939

AIRLINES—0.69%
Alaska Air Group Inc. (1)	127,024	3,739,587
America West Holdings Corp. Class B (1) (2)	145,056	787,654
Continental Airlines Inc. Class B (1) (2)	312,873	3,766,991
Delta Air Lines Inc. (1) (2)	552,979	2,239,565
ExpressJet Holdings Inc. (1)	27,871	318,008
FLYi Inc. (1) (2)	217,008	275,600
Frontier Airlines Inc. (1) (2)	107,548	1,127,103
Mesa Air Group Inc. (1) (2)	17,665	123,655
Northwest Airlines Corp. (1) (2)	353,391	2,364,186
Republic Airways Holdings Inc. (1)	18,129	226,612
SkyWest Inc.	197,004	3,662,304

		18,631,265

APPAREL—0.85%
Cherokee Inc.	10,692	357,968
Gymboree Corp. (1)	24,321	304,985
Hartmarx Corp. (1)	109,274	1,042,474

Kellwood Co. (2)	128,308	3,693,987
OshKosh B’Gosh Inc. Class A (2)	15,764	480,802
Perry Ellis International Inc. (1)	25,881	580,770
Phillips-Van Heusen Corp.	114,524	3,050,919
Russell Corp.	135,093	2,442,481
Skechers U.S.A. Inc. Class A (1)	88,594	1,371,435
Steven Madden Ltd. (1) (2)	55,023	918,334
Stride Rite Corp.	173,509	2,307,670
Warnaco Group Inc. (The) (1) (2)	76,036	1,827,905
Wolverine World Wide Inc.	220,988	4,735,773

		23,115,503

AUTO MANUFACTURERS—0.06%
Wabash National Corp. (2)	61,702	1,505,529

		1,505,529

AUTO PARTS & EQUIPMENT—1.45%
Aftermarket Technology Corp. (1)	20,293	334,834
ArvinMeritor Inc. (2)	328,224	5,077,625
Bandag Inc.	53,038	2,491,725
Collins & Aikman Corp. (1) (2)	183,370	225,545
Commercial Vehicle Group Inc. (1)	26,237	524,740
Cooper Tire & Rubber Co. (2)	298,063	5,472,437
Exide Technologies Inc. (1) (2)	95,626	1,233,575
Goodyear Tire & Rubber Co. (The) (1) (2)	719,907	9,610,757
Hayes Lemmerz International Inc. (1)	178,196	926,619
Modine Manufacturing Co.	112,240	3,291,999
Standard Motor Products Inc.	59,583	697,121
Strattec Security Corp. (1)	10,399	557,178
Superior Industries International Inc. (2)	105,506	2,786,413
Tenneco Automotive Inc. (1)	197,870	2,465,460
Visteon Corp. (2)	612,135	3,495,291

		39,191,319

BANKS—10.28%
ABC Bancorp	55,443	936,429
Alabama National Bancorp (2)	61,732	3,820,593
AMCORE Financial Inc.	118,550	3,349,037
AmericanWest Bancorporation (1)	48,525	935,077
BancFirst Corp. (2)	15,247	1,052,348
Bancorp Inc. (The) (1)	27,751	388,514
BancorpSouth Inc. (2)	365,057	7,534,776
BancTrust Financial Group Inc.	40,314	815,955
Bank of Granite Corp.	64,190	1,186,873
Banner Corp.	47,988	1,294,236
Boston Private Financial Holdings Inc. (2)	113,927	2,705,766
Bryn Mawr Bank Corp. (2)	23,489	479,645
Camden National Corp.	36,693	1,297,098
Capital City Bank Group Inc. (2)	39,709	1,608,612
Capital Corporation of the West	22,570	1,049,054
Capitol Bancorp Ltd.	22,619	684,225
Cascade Bancorp	4,167	80,881
Cathay General Bancorp	63,085	1,987,178
Central Coast Bancorp (1) (2)	53,742	901,253
Central Pacific Financial Corp.	139,033	4,678,460
Century Bancorp Inc. Class A	16,474	472,310
Chemical Financial Corp. (2)	118,727	3,859,221
Chittenden Corp. (2)	217,501	5,670,251
Citizens Banking Corp. (2)	205,067	6,020,767
City Bank	33,825	1,093,900
City Holding Co.	70,364	2,078,201
Columbia Bancorp	24,171	770,088
Columbia Banking System Inc.	73,433	1,744,034
Community Bank System Inc.	127,581	2,922,881
Community Banks Inc. (2)	50,683	1,266,568
Community Trust Bancorp Inc.	56,262	1,620,908
Corus Bankshares Inc.	73,585	3,509,269

CVB Financial Corp. (2)	35,263	639,671
EuroBancshares Inc. (1)	28,617	483,913
Farmers Capital Bank Corp.	28,946	978,375
Financial Institutions Inc.	38,609	764,844
First BanCorp (Puerto Rico)	11,830	499,817
First Bancorp Inc. (North Carolina) (2)	53,008	1,200,101
First Busey Corp. Class A (2)	33,577	649,715
First Charter Corp. (2)	140,617	3,176,538
First Citizens BancShares Inc. Class A	28,654	4,194,373
First Commonwealth Financial Corp. (2)	328,790	4,504,423
First Community Bancorp (2)	61,471	2,723,165
First Community Bancshares Inc. (2)	47,435	1,331,500
First Financial Bancorp (2)	165,709	3,024,189
First Financial Bankshares Inc. (2)	60,818	2,714,307
First Financial Corp.	64,391	1,902,754
First Indiana Corp.	51,302	1,241,508
First Merchants Corp.	87,612	2,269,151
First Midwest Bancorp Inc.	122,310	3,972,629
First Oak Brook Bancshares Inc. Class A	31,752	930,016
First of Long Island Corp.	16,401	694,090
First Republic Bank	92,239	2,985,777
1st Source Corp.	55,857	1,191,430
First State Bancorp	72,686	1,233,845
FNB Corp. (Pennsylvania) (2)	125,296	2,399,418
FNB Corp. (Virginia)	34,402	886,884
Frontier Financial Corp.	49,769	1,886,245
GB&T Bancshares Inc. (2)	48,515	1,050,835
German American Bancorp	37,380	579,390
Glacier Bancorp Inc.	49,683	1,515,332
Gold Bancorp Inc.	107,062	1,502,080
Great Southern Bancorp Inc. (2)	24,739	803,275
Greater Bay Bancorp (2)	218,258	5,327,678
Hancock Holding Co.	131,447	4,272,027
Hanmi Financial Corp. (2)	12,446	205,981
Heartland Financial USA Inc.	47,035	934,115
IBERIABANK Corp. (2)	31,074	1,748,223
Independent Bank Corp. (Massachusetts)	33,710	977,590
Independent Bank Corp. (Michigan)	45,617	1,312,401
Integra Bank Corp.	72,329	1,601,364
Interchange Financial Services Corp.	78,454	1,353,332
Irwin Financial Corp. (2)	83,272	1,916,921
K-Fed Bancorp	24,907	314,575
KNBT Bancorp Inc.	144,091	2,204,592
Lakeland Bancorp Inc. (2)	81,191	1,264,144
Lakeland Financial Corp.	27,564	1,059,836
Macatawa Bank Corp. (2)	39,304	1,319,632
Main Street Banks Inc. (2)	45,485	1,204,443
MainSource Financial Group Inc. (2)	46,486	1,021,762
MB Financial Inc.	53,823	2,061,421
MBT Financial Corp.	63,295	1,194,377
Mercantile Bank Corp.	11,976	489,579
Mid-State Bancshares (2)	111,436	2,964,198
Midwest Banc Holdings Inc. (2)	32,685	650,758
National Penn Bancshares Inc. (2)	162,736	3,998,424
NBC Capital Corp.	33,123	800,914
NBT Bancorp Inc. (2)	155,501	3,484,777
Oak Hill Financial Inc. (2)	12,614	424,587
Old National Bancorp	329,698	6,692,869
Omega Financial Corp.	53,244	1,585,873
Oriental Financial Group Inc. (2)	36,992	866,353
Origen Financial Inc.	39,492	272,890
Pacific Capital Bancorp	125,350	3,732,923
Park National Corp.	42,152	4,742,100
PennRock Financial Services Corp. (2)	25,981	907,257
Peoples Bancorp Inc.	50,411	1,356,056
Peoples Holding Co.	49,427	1,537,180
Placer Sierra Bancshares	20,260	465,372

Prosperity Bancshares Inc. (2)	91,436	2,422,140
Provident Bankshares Corp.	153,838	5,070,501
Republic Bancorp Inc.	332,743	4,505,340
Republic Bancorp Inc. Class A	41,005	910,917
Riggs National Corp.	81,881	1,563,108
Royal Bancshares of Pennsylvania Class A	21,214	481,770
S&T Bancorp Inc. (2)	105,626	3,739,160
Sandy Spring Bancorp Inc. (2)	52,194	1,686,910
Santander BanCorp	23,039	606,617
SCBT Financial Corp.	38,392	1,152,912
Seacoast Banking Corp. of Florida	28,507	561,018
Security Bank Corp.	22,356	920,844
Signature Bank (1)	21,954	582,001
Silicon Valley Bancshares (1) (2)	26,173	1,153,182
Simmons First National Corp. Class A	69,215	1,717,916
Southern Community Financial Corp.	59,643	560,644
Southside Bancshares Inc.	46,497	968,997
Southwest Bancorp Inc.	50,961	940,230
Southwest Bancorp of Texas Inc.	17,426	319,767
State Bancorp Inc.	34,510	897,605
State Financial Services Corp. Class A	27,575	1,018,896
Sterling Bancorp	37,986	921,920
Sterling Bancshares Inc. (2)	211,510	3,003,442
Sterling Financial Corp. (Pennsylvania)	71,557	1,861,913
Sun Bancorp Inc. (New Jersey) (1)	46,020	1,053,168
Susquehanna Bancshares Inc.	217,918	5,312,841
SY Bancorp Inc. (2)	20,351	447,722
Taylor Capital Group Inc. (2)	18,824	614,604
Texas Capital Bancshares Inc. (1)	24,715	519,015
Texas Regional Bancshares Inc. Class A	94,854	2,856,054
Tompkins Trustco Inc.	37,605	1,600,093
TriCo Bancshares	49,472	1,036,438
Trustmark Corp.	222,420	6,450,180
UMB Financial Corp. (2)	71,277	4,057,087
Umpqua Holdings Corp.	206,720	4,826,912
Union Bankshares Corp.	41,032	1,313,845
United Bancshares Inc.	177,031	5,866,807
United Community Banks Inc. (2)	46,047	1,092,695
Unizan Financial Corp.	102,864	2,674,464
USB Holding Co. Inc. (2)	49,503	1,098,472
Virginia Financial Group Inc. (2)	33,909	1,115,437
Washington Trust Bancorp Inc.	62,505	1,717,637
WesBanco Inc. (2)	94,960	2,612,350
West Coast Bancorp	66,796	1,589,745
Westamerica Bancorp	60,196	3,116,347
Western Sierra Bancorp (1)	25,045	854,786
Yardville National Bancorp	39,983	1,304,245

		278,709,216

BEVERAGES—0.06%
Boston Beer Co. Inc. Class A (1)	9,684	212,080
Coca-Cola Bottling Co. Consolidated	7,629	399,073
Farmer Brothers Co.	32,260	772,627
National Beverage Corp. (1)	22,236	181,223

		1,565,003

BIOTECHNOLOGY—0.85%
Applera Corp. - Celera Genomics Group (1)	344,629	3,532,447
Barrier Therapeutics Inc. (1)	4,366	67,629
Bio-Rad Laboratories Inc. Class A (1)	53,828	2,621,962
Cambrex Corp.	123,362	2,627,611
Cell Genesys Inc. (1) (2)	211,063	956,115
CuraGen Corp. (1) (2)	91,543	380,819
Cytokinetics Inc. (1)	4,732	31,042
Enzon Pharmaceuticals Inc. (1)	82,868	844,425
Human Genome Sciences Inc. (1) (2)	613,852	5,659,715
Incyte Corp. (1) (2)	164,814	1,125,680

Maxygen Inc. (1)	107,768	924,649
Momenta Pharmaceuticals Inc. (1)	3,918	33,185
Neose Technologies Inc. (1)	14,032	36,203
Oscient Pharmaceuticals Corp. (1)	287,920	673,733
Praecis Pharmaceuticals Inc. (1)	253,783	266,472
Seattle Genetics Inc. (1)	78,511	403,547
Serologicals Corp. (1) (2)	40,720	995,197
Transkaryotic Therapies Inc. (1) (2)	8,138	203,165
Vertex Pharmaceuticals Inc. (1) (2)	185,384	1,735,194

		23,118,790

BUILDING MATERIALS—1.62%
Aaon Inc. (1)	6,128	100,867
Apogee Enterprises Inc.	129,761	1,852,987
Comfort Systems USA Inc. (1)	182,532	1,414,623
Eagle Materials Inc. (2)	80,544	6,519,231
ElkCorp (2)	10,329	397,253
Genlyte Group Inc. (The) (1) (2)	57,428	5,166,797
Interline Brands Inc. (1)	28,834	551,018
Lennox International Inc.	185,928	4,075,542
LSI Industries Inc.	94,449	1,060,662
NCI Building Systems Inc. (1)	38,186	1,473,980
Texas Industries Inc.	100,087	5,379,676
U.S. Concrete Inc. (1)	101,058	633,634
Universal Forest Products Inc.	69,272	2,691,217
USG Corp. (1) (2)	152,432	5,054,645
York International Corp. (2)	195,412	7,656,242

		44,028,374

CHEMICALS—3.94%
Airgas Inc.	231,969	5,541,739
Albemarle Corp.	166,569	6,056,449
Arch Chemicals Inc. (2)	109,981	3,131,159
Crompton Corp. (2)	541,800	7,910,280
Cytec Industries Inc.	183,860	9,974,405
Ferro Corp.	198,063	3,727,546
FMC Corp. (1)	171,940	9,190,193
Fuller (H.B.) Co.	134,694	3,906,126
Georgia Gulf Corp.	62,853	2,889,981
Grace (W.R.) & Co. (1) (2)	310,015	2,641,328
Great Lakes Chemical Corp. (2)	239,980	7,708,158
Hercules Inc. (1)	242,710	3,516,868
Kronos Worldwide Inc.	1	39
Minerals Technologies Inc. (2)	97,100	6,387,238
NewMarket Corp. (1)	65,097	1,210,804
NL Industries Inc. (1)	24,400	563,640
Octel Corp.	58,907	1,091,547
Olin Corp.	199,302	4,444,435
OM Group Inc. (1)	133,970	4,075,367
OMNOVA Solutions Inc. (1)	112,561	604,453
PolyOne Corp. (1)	432,864	3,843,832
Quaker Chemical Corp. (2)	27,709	569,143
Schulman (A.) Inc.	142,533	2,482,925
Sensient Technologies Corp. (2)	221,339	4,772,069
Spartech Corp. (2)	118,495	2,352,126
Stepan Co.	24,976	587,186
Terra Industries Inc. (1) (2)	228,219	1,770,979
UAP Holding Corp. (1)	87,402	1,407,172
Valhi Inc.	48,815	959,215
Wellman Inc.	150,429	2,175,203
Westlake Chemical Corp.	37,633	1,217,428

		106,709,033

COAL—0.09%
Alpha Natural Resources Inc. (1)	53,079	1,521,775
Foundation Coal Holdings Inc.	42,210	992,357

		2,514,132

COMMERCIAL SERVICES—3.12%
ABM Industries Inc.	177,462	3,412,594
Advance America Cash Advance Centers Inc.	173,642	2,687,978
Albany Molecular Research Inc. (1)	95,767	984,485
Alderwoods Group Inc. (1)	189,030	2,351,533
Banta Corp.	22,013	942,156
Bowne & Co. Inc. (2)	83,935	1,262,382
CDI Corp. (2)	8,548	189,167
Central Parking Corp. (2)	87,247	1,498,903
Century Business Services Inc. (1)	299,573	1,228,249
Chemed Corp. (2)	57,317	4,383,604
Clark Inc.	68,182	1,055,457
Consolidated Graphics Inc. (1)	16,348	859,905
Cornell Companies Inc. (1)	63,061	794,569
Corrections Corp. of America (1)	88,153	3,402,706
Cross Country Healthcare Inc. (1) (2)	93,777	1,571,703
Dollar Financial Corp. (1)	18,154	215,670
Dollar Thrifty Automotive Group Inc. (1)	119,206	3,907,573
Electro Rent Corp. (1)	85,382	1,145,826
Exponent Inc. (1) (2)	30,607	731,201
First Advantage Corp. Class A (1)	2,163	45,423
Forrester Research Inc. (1)	9,378	132,042
FTI Consulting Inc. (1) (2)	169,945	3,507,665
Geo Group Inc. (The) (1)	39,735	1,135,626
Healthcare Services Group Inc. (2)	7,779	188,641
Hooper Holmes Inc.	202,568	773,810
Hudson Highland Group Inc. (1) (2)	15,076	257,649
Huron Consulting Group Inc. (1)	11,173	231,393
Insurance Auto Auctions Inc. (1)	40,742	1,134,665
Integrated Electrical Services Inc. (1) (2)	98,602	272,142
Interactive Data Corp. (1) (2)	150,417	3,121,153
Jackson Hewitt Tax Service Inc. (2)	70,954	1,484,358
Kelly Services Inc. Class A (2)	78,350	2,255,696
Landauer Inc.	15,309	727,790
Magellan Health Services Inc. (1) (2)	99,556	3,389,882
MAXIMUS Inc.	88,217	2,954,387
Medical Staffing Network Holdings Inc. (1) (2)	58,148	384,358
Midas Inc. (1) (2)	31,318	714,990
Monro Muffler Brake Inc. (1)	2,553	65,893
MPS Group Inc. (1)	354,495	3,725,742
NCO Group Inc. (1) (2)	127,721	2,496,946
PAREXEL International Corp. (1) (2)	34,644	814,134
PRA International (1)	5,510	148,384
PRG-Schultz International Inc. (1)	177,333	888,438
Princeton Review Inc. (The) (1) (2)	18,458	101,704
ProxyMed Inc. (1) (2)	12,709	110,441
QC Holdings Inc. (1)	17,729	266,467
Quanta Services Inc. (1) (2)	167,810	1,280,390
Rent-Way Inc. (1) (2)	40,234	329,919
SOURCECORP Inc. (1)	76,568	1,542,080
Spherion Corp. (1)	284,779	2,132,995
Stewart Enterprises Inc. Class A (1) (2)	507,338	3,120,129
TeleTech Holdings Inc. (1) (2)	50,935	658,080
United Rentals Inc. (1) (2)	203,859	4,119,990
Valassis Communications Inc. (1)	105,155	3,676,219
Vertrue Inc. (1) (2)	24,638	873,171
Volt Information Sciences Inc. (1)	37,431	903,959
Watson Wyatt & Co. Holdings (2)	50,914	1,384,861
Wright Express Corp. (1)	37,866	647,509

		84,624,782
COMPUTERS—2.12%
ActivCard Corp. (1)	201,033	1,276,560
Advanced Digital Information Corp. (1)	176,403	1,446,505
Agilysys Inc. (2)	121,395	2,386,626
BISYS Group Inc. (The) (1)	569,130	8,923,958

Brocade Communications Systems Inc. (1)	226,067	1,338,317
Catapult Communications Corp. (1)	27,388	584,734
CIBER Inc. (1) (2)	88,604	644,151
Digimarc Corp. (1)	34,645	213,067
Electronics For Imaging Inc. (1) (2)	83,966	1,497,953
Equinix Inc. (1) (2)	8,109	343,335
Gateway Inc. (1) (2)	756,084	3,047,019
Hutchinson Technology Inc. (1) (2)	123,259	4,286,948
iGATE Corp. (1)	22,067	82,310
Imation Corp. (2)	167,624	5,824,934
InFocus Corp. (1) (2)	187,641	1,077,059
Intergraph Corp. (1)	35,130	1,012,095
Internap Network Services Corp. (1)	485,197	286,266
Iomega Corp. (1)	90,735	389,253
Kanbay International Inc. (1)	7,342	150,217
Komag Inc. (1)	113,439	2,535,362
McDATA Corp. Class A (1) (2)	555,091	2,092,693
MTS Systems Corp.	86,279	2,504,679
Ness Technologies Inc. (1)	14,176	169,828
NetScout Systems Inc. (1)	18,920	84,194
Overland Storage Inc. (1)	14,802	217,293
PalmOne Inc. (1) (2)	204,652	5,194,068
PEC Solutions Inc. (1)	48,554	610,809
Perot Systems Corp. Class A (1)	266,501	3,581,773
Quantum Corp. (1) (2)	475,313	1,383,161
RadiSys Corp. (1) (2)	16,113	228,160
Silicon Graphics Inc. (1) (2)	1,246,311	1,483,110
SimpleTech Inc. (1)	42,543	167,619
Sykes Enterprises Inc. (1)	76,957	528,695
TALX Corp.	70,531	1,280,843
Tier Technologies Inc. Class B (1)	84,645	623,834

		57,497,428

COSMETICS & PERSONAL CARE—0.11%
Chattem Inc. (1) (2)	20,251	900,562
Revlon Inc. Class A (1) (2)	689,811	1,986,656

		2,887,218

DISTRIBUTION & WHOLESALE—0.96%
Advanced Marketing Services Inc. (1) (2)	61,345	368,070
Aviall Inc. (1)	111,626	3,125,528
Beacon Roofing Supply Inc. (1)	44,148	966,179
BlueLinx Holdings Inc.	21,163	285,912
Brightpoint Inc. (1)	85,535	1,602,071
Building Materials Holdings Corp.	63,363	2,818,386
Handleman Co. (2)	105,001	1,990,819
LKQ Corp. (1)	35,944	721,396
Owens & Minor Inc. (2)	110,762	3,007,188
United Stationers Inc. (1)	150,961	6,830,985
Watsco Inc. (2)	105,200	4,428,920

		26,145,454

DIVERSIFIED FINANCIAL SERVICES—1.52%
Advanta Corp. Class B	92,641	2,130,743
Archipelago Holdings Inc. (1)	46,699	826,572
Asta Funding Inc.	7,455	157,822
BKF Capital Group Inc. (2)	12,796	511,968
Calamos Asset Management Inc. Class A (2)	59,302	1,596,410
Capital Southwest Corp.	5,203	411,557
Capital Trust Inc. Class A	54,898	1,821,516
CharterMac	207,522	4,461,723
Cohen & Steers Inc.	19,323	318,829
Collegiate Funding Services LLC (1)	28,457	443,360
CompuCredit Corp. (1)	94,990	2,528,634
Credit Acceptance Corp. (1)	38,170	755,003
Federal Agricultural Mortgage Corp. (2)	38,220	668,468
Financial Federal Corp. (2)	81,551	2,884,459

Gabelli Asset Management Inc. Class A (2)	15,631	697,924
GFI Group Inc. (1)	18,226	489,004
Greenhill & Co. Inc.	9,633	344,861
Investment Technology Group Inc. (1)	207,073	3,623,777
Knight Trading Group Inc. (1) (2)	526,415	5,074,641
LaBranche & Co. Inc. (1) (2)	249,974	2,324,758
MarketAxess Holdings Inc. (1)	18,630	208,097
Marlin Business Services Corp. (1)	3,532	71,982
Metris Companies Inc. (1) (2)	152,415	1,766,490
optionsXpress Holdings Inc. (1)	65,319	1,057,515
Piper Jaffray Companies Inc. (1)	85,122	3,114,614
Sanders Morris Harris Group Inc. (2)	56,946	1,029,584
Stifel Financial Corp. (1)	34,470	751,446
SWS Group Inc.	71,850	1,151,756

		41,223,513

ELECTRIC—3.23%
Aquila Inc. (1) (2)	1,114,319	4,267,842
Avista Corp.	228,586	4,000,255
Black Hills Corp. (2)	153,223	5,067,085
Calpine Corp. (1) (2)	2,099,919	5,879,773
Central Vermont Public Service Corp.	57,413	1,290,644
CH Energy Group Inc. (2)	74,495	3,404,421
Cleco Corp.	224,841	4,789,113
CMS Energy Corp. (1) (2)	921,206	12,012,526
Duquesne Light Holdings Inc. (2)	329,560	5,905,715
El Paso Electric Co. (1)	224,999	4,274,981
Empire District Electric Co. (The) (2)	119,908	2,789,060
IDACORP Inc. (2)	197,261	5,596,295
MGE Energy Inc.	88,281	2,926,515
Ormat Technologies Inc.	28,736	450,006
Otter Tail Corp.	136,856	3,426,874
PNM Resources Inc.	285,587	7,619,461
Sierra Pacific Resources Corp. (1) (2)	554,834	5,964,465
UIL Holdings Corp. (2)	58,971	2,986,881
UniSource Energy Corp. (2)	161,385	4,998,093

		87,650,005

ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
Artesyn Technologies Inc. (1) (2)	70,591	614,848
Belden CDT Inc. (2)	173,605	3,855,767
C&D Technologies Inc.	121,293	1,218,995
Capstone Turbine Corp. (1)	97,594	151,271
Color Kinetics Inc. (1)	9,190	92,635
EnerSys (1)	39,877	522,389
General Cable Corp. (1) (2)	172,195	2,078,394
GrafTech International Ltd. (1) (2)	377,985	2,150,735
Littelfuse Inc. (1)	11,268	322,828
Magnetek Inc. (1) (2)	113,080	602,716
Powell Industries Inc. (1)	32,916	609,604
Power-One Inc. (1)	154,593	751,322
Rayovac Corp. (1)	12,070	502,112
Valence Technology Inc. (1) (2)	195,714	600,842
Wilson Greatbatch Technologies Inc. (1) (2)	8,763	159,837

		14,234,295

ELECTRONICS—2.02%
Analogic Corp. (2)	20,667	893,848
Benchmark Electronics Inc. (1) (2)	94,843	3,018,853
Brady Corp. Class A	86,147	2,786,855
Checkpoint Systems Inc. (1) (2)	184,668	3,117,196
Coherent Inc. (1) (2)	78,203	2,640,133
CTS Corp. (2)	96,831	1,258,803
Cubic Corp. (2)	74,212	1,405,575
DDi Corp. (1) (2)	60,880	170,464
Electro Scientific Industries Inc. (1) (2)	132,804	2,575,070

FEI Co. (1) (2)	14,405	333,476
FSI International Inc. (1)	12,013	50,815
KEMET Corp. (1)	408,511	3,165,960
Merix Corp. (1) (2)	47,368	530,995
Methode Electronics Inc.	167,452	2,027,844
Molecular Devices Corp. (1)	18,692	355,148
Multi-Fineline Electronix Inc. (1)	8,572	151,296
OSI Systems Inc. (1) (2)	24,737	433,145
Park Electrochemical Corp. (2)	81,697	1,655,181
Paxar Corp. (1)	135,078	2,882,565
Planar Systems Inc. (1) (2)	54,974	495,865
Plexus Corp. (1) (2)	116,029	1,335,494
Rofin-Sinar Technologies Inc. (1)	70,486	2,265,420
SBS Technologies Inc. (1)	39,018	435,051
Stoneridge Inc. (1)	73,736	900,317
Sypris Solutions Inc.	27,860	298,659
Technitrol Inc. (1)	162,000	2,417,040
Thomas & Betts Corp. (1)	277,821	8,973,618
Watts Water Technologies Inc. Class A (2)	113,241	3,692,789
Woodhead Industries Inc.	54,015	734,604
Woodward Governor Co.	45,872	3,289,022
Zygo Corp. (1)	46,714	605,413

		54,896,514

ENERGY - ALTERNATE SOURCES—0.03%
KFx Inc. (1) (2)	55,144	738,930

		738,930

ENERGY & RELATED—0.04%
Edge Petroleum Corp. (1) (2)	15,092	249,924
Syntroleum Corp. (1) (2)	59,058	722,870

		972,794

ENGINEERING & CONSTRUCTION—0.99%
Dycom Industries Inc. (1)	52,974	1,217,872
EMCOR Group Inc. (1) (2)	71,535	3,349,269
Granite Construction Inc.	157,335	4,133,190
Infrasource Services Inc. (1)	27,943	335,316
Insituform Technologies Inc. Class A (1) (2)	85,768	1,244,494
Perini Corp. (1)	27,007	372,427
Shaw Group Inc. (The) (1) (2)	299,170	6,521,906
URS Corp. (1)	148,273	4,262,849
Washington Group International Inc. (1) (2)	119,199	5,362,763

		26,800,086

ENTERTAINMENT—0.96%
Argosy Gaming Co. (1)	56,799	2,608,210
Carmike Cinemas Inc.	36,378	1,356,172
Churchill Downs Inc. (2)	36,110	1,429,595
Dover Downs Gaming & Entertainment Inc.	27,971	348,239
Dover Motorsports Inc.	73,680	372,084
Empire Resorts Inc. (1) (2)	20,181	145,909
Gaylord Entertainment Co. (1) (2)	144,160	5,824,064
Great Wolf Resorts Inc. (1)	39,430	983,778
Isle of Capri Casinos Inc. (1)	34,911	926,538
Magna Entertainment Corp. Class A (1) (2)	178,158	1,093,890
Nevada Gold & Casinos Inc. (1)	19,258	246,502
Pinnacle Entertainment Inc. (1) (2)	188,328	3,145,078
Six Flags Inc. (1) (2)	442,766	1,824,196
Speedway Motorsports Inc.	31,332	1,118,552
Steinway Musical Instruments Inc. (1)	31,847	954,136
Sunterra Corp. (1) (2)	87,476	1,319,138
Vail Resorts Inc. (1) (2)	92,652	2,339,463

		26,035,544

ENVIRONMENTAL CONTROL—0.24%
Aleris International Inc. (1) (2)	65,073	1,623,571

Calgon Carbon Corp. (2)	160,808	1,373,300
Layne Christensen Co. (1)	23,123	399,334
Metal Management Inc.	83,203	2,136,653
Tetra Tech Inc. (1) (2)	46,502	586,855
TRC Companies Inc. (1)	19,148	281,476

		6,401,189

FOOD—1.89%
American Italian Pasta Co. Class A (2)	75,678	2,073,577
Arden Group Inc. Class A	4,086	290,024
Cal-Maine Foods Inc. (2)	32,124	252,495
Chiquita Brands International Inc.	192,558	5,156,703
Corn Products International Inc.	344,893	8,963,769
Flowers Foods Inc.	168,067	4,741,170
Gold Kist Inc. (1)	44,111	701,365
Great Atlantic & Pacific Tea Co. (1) (2)	79,053	1,177,890
Hain Celestial Group Inc. (1) (2)	121,207	2,259,298
Ingles Markets Inc. Class A	48,169	641,611
J&J Snack Foods Corp.	28,753	1,346,503
Lance Inc.	114,975	1,847,648
M&F Worldwide Corp. (1)	48,153	642,361
MGP Ingredients Inc. (2)	3,274	27,305
Nash Finch Co.	58,139	2,208,701
Pathmark Stores Inc. (1)	141,987	895,938
Performance Food Group Co. (1) (2)	86,392	2,391,331
Ralcorp Holdings Inc. (2)	138,195	6,543,533
Ruddick Corp.	156,032	3,612,141
Sanderson Farms Inc.	22,592	976,200
Sanfilippo (John B.) & Son Inc. (1)	29,832	733,271
Seaboard Corp.	1,670	1,791,910
Weis Markets Inc.	52,997	1,953,999

		51,228,743

FOREST PRODUCTS & PAPER—0.97%
Buckeye Technologies Inc. (1)	138,736	1,498,349
Caraustar Industries Inc. (1)	135,301	1,745,383
Deltic Timber Corp.	38,097	1,489,593
Glatfelter Co. (2)	135,172	1,993,787
Longview Fibre Co.	241,486	4,530,277
Pope & Talbot Inc. (2)	74,376	1,307,530
Potlatch Corp. (2)	139,316	6,557,604
Rock-Tenn Co. Class A	137,837	1,833,232
Schweitzer-Mauduit International Inc.	70,878	2,377,957
Wausau-Mosinee Paper Corp. (2)	203,155	2,872,612

		26,206,324

GAS—3.13%
Atmos Energy Corp. (2)	361,949	9,772,623
Cascade Natural Gas Corp.	53,123	1,060,335
Energen Corp.	171,927	11,450,338
EnergySouth Inc.	32,222	922,677
Laclede Group Inc. (The)	97,903	2,858,768
New Jersey Resources Corp.	130,367	5,674,876
Nicor Inc.	208,309	7,726,181
Northwest Natural Gas Co. (2)	129,015	4,666,473
Peoples Energy Corp. (2)	177,496	7,440,632
Piedmont Natural Gas Co.	359,919	8,292,534
South Jersey Industries Inc.	64,870	3,658,668
Southern Union Co. (1)	403,179	10,123,825
Southwest Gas Corp.	172,141	4,158,927
WGL Holdings Inc. (2)	229,996	7,120,676

		84,927,533

HAND & MACHINE TOOLS—0.43%
Kennametal Inc. (2)	172,426	8,188,511
Milacron Inc. (1) (2)	177,338	540,881
Regal-Beloit Corp. (2)	100,284	2,887,176

		11,616,568

HEALTH CARE—0.12%
Flanders Corp. (1) (2)	19,015	214,489
LeCroy Corp. (1)	39,294	673,106
MedCath Corp. (1) (2)	28,816	844,309
Microtek Medical Holdings Inc. (1) (2)	156,364	559,783
Res-Care Inc. (1)	83,378	1,043,059

		3,334,746

HEALTH CARE-PRODUCTS—1.10%
Adeza Biomedical Corp. (1)	1,424	17,344
Animas Corp. (1) (2)	3,513	70,998
Bioveris Corp. (1)	25,325	133,716
Cardiac Science Inc. (1) (2)	135,537	155,868
CONMED Corp. (1)	140,465	4,230,806
Datascope Corp.	55,056	1,683,612
DJ Orthopedics Inc. (1)	7,384	184,969
E-Z-Em Inc.	29,026	345,990
FoxHollow Technologies Inc. (1) (2)	3,970	111,954
Haemonetics Corp. (1)	35,763	1,507,768
Hanger Orthopedic Group Inc. (1) (2)	102,894	612,219
Hologic Inc. (1) (2)	69,482	2,214,739
Immunicon Corp. (1)	3,213	18,925
IntraLase Corp. (1)	6,593	110,367
Intuitive Surgical Inc. (1)	17,673	803,591
Invacare Corp. (2)	122,776	5,479,493
Inverness Medical Innovations Inc. (1) (2)	27,567	647,824
Mentor Corp.	20,216	648,934
Occulogix Inc. (1)	2,660	22,397
Quidel Corp. (1)	13,545	52,961
Stereotaxis Inc. (1)	4,396	34,069
Steris Corp. (1)	46,978	1,186,194
Sybron Dental Specialties Inc. (1)	56,277	2,020,344
Symmetry Medical Inc. (1)	3,688	70,146
TECHNE Corp. (1)	39,458	1,585,422
Viasys Healthcare Inc. (1)	145,534	2,776,789
Vital Sign Inc.	26,897	1,072,921
VNUS Medical Technologies Inc. (1)	3,937	45,590
West Pharmaceutical Services Inc.	72,997	1,744,628
Zoll Medical Corp. (1) (2)	16,081	362,305

		29,952,883

HEALTH CARE-SERVICES—0.93%
Alliance Imaging Inc. (1)	60,405	576,868
AMERIGROUP Corp. (1)	42,953	1,570,362
Beverly Enterprises Inc. (1)	45,334	561,235
Genesis HealthCare Corp. (1) (2)	93,718	4,019,565
Gentiva Health Services Inc. (1)	11,533	186,604
Kindred Healthcare Inc. (1) (2)	124,459	4,368,511
Matria Healthcare Inc. (1)	18,755	575,966
Molina Healthcare Inc. (1)	5,038	232,201
National Healthcare Corp.	6,385	218,431
OCA Inc. (1) (2)	201,412	856,001
Option Care Inc. (2)	19,068	392,610
Pediatrix Medical Group Inc. (1)	7,074	485,206
Province Healthcare Co. (1)	217,448	5,238,322
Radiation Therapy Services Inc. (1)	11,409	216,543
RehabCare Group Inc. (1) (2)	58,588	1,682,061
Specialty Laboratories Inc. (1)	15,957	152,389
Sunrise Senior Living Inc. (1) (2)	72,812	3,538,663
Wellcare Health Plans Inc. (1)	12,331	375,602

		25,247,140

HOLDING COMPANIES - DIVERSIFIED—0.23%
Resource America Inc. Class A	37,453	1,312,540
Terremark Worldwide Inc. (1) (2)	351,594	228,536
Walter Industries Inc. (2)	111,447	4,742,070

		6,283,146

HOME BUILDERS—0.85%
Beazer Homes USA Inc. (2)	194,298	9,687,698
Brookfield Homes Corp.	18,029	761,004
Coachmen Industries Inc.	66,821	908,766
Comstock Homebuilding Companies Inc. Class A (1)	7,292	155,247
Dominion Homes Inc. (1)	18,517	313,493
M/I Homes Inc.	57,249	2,801,194
Meritage Homes Corp. (1)	11,200	659,904
Orleans Homebuilders Inc. (2)	7,715	141,879
Palm Harbor Homes Inc. (1) (2)	26,150	425,199
Skyline Corp. (2)	32,639	1,256,275
Technical Olympic USA Inc.	39,280	1,186,256
WCI Communities Inc. (1) (2)	160,098	4,815,748

		23,112,663

HOME FURNISHINGS—0.58%
American Woodmark Corp.	40,456	1,467,744
Applica Inc. (1)	94,470	478,018
Bassett Furniture Industries Inc. (2)	48,988	965,064
Ethan Allen Interiors Inc. (2)	86,793	2,777,376
Furniture Brands International Inc. (2)	201,591	4,396,700
Hooker Furniture Corp.	24,619	465,053
Kimball International Inc. Class B	102,811	1,490,759
La-Z-Boy Inc. (2)	248,531	3,462,037
Stanley Furniture Co. Inc. (2)	5,387	254,697

		15,757,448

HOUSEHOLD PRODUCTS & WARES—0.89%
American Greetings Corp. Class A (2)	300,045	7,645,147
Blyth Inc.	103,863	3,306,998
Central Garden & Pet Co. (1)	79,613	3,491,826
CSS Industries Inc.	30,475	1,113,861
Ennis Inc.	119,862	2,028,065
Harland (John H.) Co.	18,707	642,773
Jarden Corp. (1) (2)	12,720	583,594
Playtex Products Inc. (1) (2)	64,089	576,801
Russ Berrie & Co. Inc. (2)	37,983	727,374
Standard Register Co. (The) (2)	50,675	638,505
Tupperware Corp. (2)	56,847	1,157,405
Water Pik Technologies Inc. (1)	47,624	938,193
WD-40 Co. (2)	38,116	1,238,389

		24,088,931

HOUSEWARES—0.08%
Libbey Inc.	61,842	1,298,682
National Presto Industries Inc.	22,302	898,771

		2,197,453

INSURANCE—4.13%
Affirmative Insurance Holdings Inc.	36,858	543,655
Alfa Corp.	155,991	2,254,070
American Equity Investment Life Holding Co. (2)	80,000	1,023,200
American Physicians Capital Inc. (1)	40,479	1,387,215
AmerUs Group Co. (2)	185,929	8,785,145
Argonaut Group Inc. (1) (2)	110,565	2,346,189
Baldwin & Lyons Inc. Class B	38,008	985,928
Bristol West Holdings Inc.	15,504	240,312
Ceres Group Inc. (1)	145,101	787,898
Citizens Inc. (1) (2)	150,044	862,753
CNA Surety Corp. (1) (2)	73,972	1,006,019
Commerce Group Inc.	114,717	7,110,160
Crawford & Co. Class B	61,086	436,765
Delphi Financial Group Inc. Class A	116,830	5,023,690

Donegal Group Inc. Class A (2)	39,939	725,686
EMC Insurance Group Inc.	28,751	547,994
Enstar Group Inc. (1) (2)	15,258	915,480
FBL Financial Group Inc. Class A	58,700	1,643,600
FPIC Insurance Group Inc. (1)	37,933	1,219,546
Great American Financial Resources Inc.	34,316	581,313
Harleysville Group Inc.	61,253	1,216,485
Hilb, Rogal & Hobbs Co. (2)	34,912	1,249,850
Horace Mann Educators Corp.	201,935	3,582,327
Independence Holding Co. (2)	17,820	321,295
Infinity Property & Casualty Corp.	88,902	2,779,077
Kansas City Life Insurance Co.	17,646	860,419
LandAmerica Financial Group Inc. (2)	84,080	4,206,522
Midland Co. (The)	43,057	1,356,726
National Interstate Corp. (1)	11,926	200,357
National Western Life Insurance Co. Class A (1)	10,350	1,769,229
Navigators Group Inc. (The) (1)	40,655	1,347,510
NYMAGIC Inc.	13,881	328,980
Ohio Casualty Corp. (1) (2)	289,956	6,663,189
Philadelphia Consolidated Holding Corp. (1) (2)	69,769	5,409,191
Phoenix Companies Inc. (2)	447,233	5,715,638
PMA Capital Corp. Class A (1) (2)	127,768	1,022,144
Presidential Life Corp.	101,460	1,651,769
ProAssurance Corp. (1) (2)	123,754	4,888,283
RLI Corp. (2)	92,694	3,842,166
Safety Insurance Group Inc.	47,433	1,468,526
Selective Insurance Group Inc. (2)	123,157	5,693,548
State Auto Financial Corp.	31,790	846,250
Stewart Information Services Corp.	80,402	3,016,683
Tower Group Inc.	58,851	785,072
Triad Guaranty Inc. (1)	44,064	2,318,207
21st Century Insurance Group (2)	104,687	1,460,384
U.S.I. Holdings Corp. (1) (2)	21,996	259,113
UICI	178,535	4,329,474
United Fire & Casualty Co. (2)	68,059	2,302,436
Universal American Financial Corp. (1) (2)	124,970	2,161,981
Vesta Insurance Group	45,257	160,662
Zenith National Insurance Corp. (2)	4,006	207,751

		111,847,862

INTERNET—0.80%
Agile Software Corp. (1)	92,959	676,742
Alloy Inc. (1) (2)	156,085	917,780
Arbinet-thexchange Inc. (1)	4,616	87,935
Ariba Inc. (1) (2)	226,846	1,760,325
AsiaInfo Holdings Inc. (1)	100,621	505,117
Blue Nile Inc. (1) (2)	7,833	216,582
DoubleClick Inc. (1)	127,089	978,585
E.piphany Inc. (1)	325,555	1,155,720
EarthLink Inc. (1)	58,542	526,878
HomeStore Inc. (1)	537,673	1,193,634
Interchange Corp. (1) (2)	3,464	35,108
Internet Capital Group Inc. (1)	181,875	1,276,762
Internet Security Systems Inc. (1)	121,011	2,214,501
Interwoven Inc. (1)	190,939	1,487,415
Keynote Systems Inc. (1)	33,151	393,502
Motive Inc. (1)	5,398	53,980
Neoforma Inc. (1) (2)	37,083	294,810
NetBank Inc.	219,191	1,858,740
NetRatings Inc. (1)	20,464	312,076
PC-Tel Inc. (1)	21,464	157,975
Phase Forward Inc. (1)	7,478	48,831
PlanetOut Inc. (1)	5,325	44,890
Priceline.com Inc. (1) (2)	37,588	947,218
Redback Networks Inc. (1)	149,758	895,553
RightNow Technologies Inc. (1) (2)	6,463	79,236
SonicWALL Inc. (1)	111,131	565,657

Stellent Inc. (1) (2)	34,398	289,287
TriZetto Group Inc. (The) (1)	14,480	134,809
Verity Inc. (1)	123,560	1,167,642
Vignette Corp. (1)	642,482	841,651
WatchGuard Technologies Inc. (1)	68,981	222,809
webMethods Inc. (1)	32,906	180,325
WebSideStory Inc. (1)	5,285	64,741

		21,586,816

INVESTMENT COMPANIES—0.35%
Apollo Investment Corp.	293,058	4,917,513
Ares Capital Corp.	28,770	471,828
Gladstone Capital Corp. (2)	40,763	864,991
MCG Capital Corp. (2)	159,312	2,451,015
NGP Capital Resources Co.	41,508	667,449

		9,372,796

IRON & STEEL—0.93%
AK Steel Holding Corp. (1) (2)	233,288	2,580,165
Carpenter Technology Corp.	113,253	6,728,361
Cleveland-Cliffs Inc. (2)	43,262	3,152,502
Gibraltar Industries Inc.	70,307	1,542,536
Oregon Steel Mills Inc. (1)	161,660	3,718,180
Reliance Steel & Aluminum Co.	33,772	1,351,218
Ryerson Tull Inc. (2)	52,555	665,872
Schnitzer Steel Industries Inc. Class A (2)	85,403	2,880,643
Steel Dynamics Inc.	17,924	617,482
Steel Technologies Inc. (2)	47,358	1,136,118
Wheeling-Pittsburgh Corp. (1)	26,140	811,647

		25,184,724

LEISURE TIME—0.50%
Arctic Cat Inc.	56,346	1,524,723
Callaway Golf Co. (2)	317,902	4,069,146
K2 Inc. (1) (2)	171,716	2,361,095
Life Time Fitness Inc. (1)	31,129	839,860
Nautilus Inc. (2)	135,266	3,213,920
Navigant International Inc. (1) (2)	67,638	923,935
Pegasus Solutions Inc. (1)	59,948	708,585

		13,641,264

LODGING—0.62%
Ameristar Casinos Inc.	18,867	1,031,648
Aztar Corp. (1)	163,383	4,666,218
La Quinta Corp. (1) (2)	888,079	7,548,671
Lakes Gaming Inc. (1) (2)	73,240	1,318,320
Marcus Corp.	93,205	1,910,702
MTR Gaming Group Inc. (1)	27,003	334,837

		16,810,396

MACHINERY—2.39%
Albany International Corp. Class A	123,882	3,825,476
Applied Industrial Technologies Inc.	121,343	3,300,530
Astec Industries Inc. (1)	47,999	1,058,378
Bucyrus International Inc. Class A (2)	21,840	853,070
Cascade Corp.	50,272	1,759,520
Flowserve Corp. (1)	256,513	6,635,991
Gardner Denver Inc. (1) (2)	93,326	3,687,310
Global Power Equipment Group Inc. (1)	130,608	1,251,225
Gorman-Rupp Co. (The)	43,852	941,064
IDEX Corp.	114,751	4,630,203
JLG Industries Inc. (2)	154,018	3,319,088
Joy Global Inc.	186,246	6,529,785
Kadant Inc. (1)	39,589	734,376
Lindsay Manufacturing Co. (2)	5,963	113,774
NACCO Industries Inc.	22,161	2,259,092
Robbins & Myers Inc. (2)	51,559	1,134,814

Sauer-Danfoss Inc.	40,512	916,787
Stewart & Stevenson Services Inc.	135,848	3,109,561
Tecumseh Products Co. Class A	77,771	3,080,509
Tennant Co.	32,409	1,253,904
Terex Corp. (1)	171,792	7,438,594
Thomas Industries Inc. (2)	68,544	2,717,084
Unova Inc. (1) (2)	207,856	4,292,226

		64,842,361

MANUFACTURING—1.68%
Ameron International Corp.	38,937	1,401,732
Applied Films Corp. (1) (2)	37,965	877,751
AptarGroup Inc.	172,820	8,983,184
Barnes Group Inc. (2)	70,552	1,916,898
Blount International Inc. (1)	10,955	186,016
Ceradyne Inc. (1) (2)	37,344	835,385
EnPro Industries Inc. (1)	97,999	2,694,972
ESCO Technologies Inc. (1) (2)	26,543	2,132,730
Federal Signal Corp. (2)	227,283	3,447,883
Griffon Corp. (1) (2)	106,545	2,281,128
Jacuzzi Brands Inc. (1)	324,035	3,162,582
Lancaster Colony Corp.	113,073	4,811,256
Myers Industries Inc.	115,115	1,624,273
Quixote Corp. (2)	4,363	94,546
Smith (A.O.) Corp. (2)	80,321	2,318,867
Standex International Corp.	57,533	1,570,651
Sturm Ruger & Co. Inc.	5,254	36,410
Tredegar Corp.	130,908	2,207,109
Trinity Industries Inc. (2)	173,477	4,886,847

		45,470,220

MEDIA—1.45%
Charter Communications Inc. Class A (1) (2)	1,274,078	2,038,525
Courier Corp.	18,893	990,749
Crown Media Holdings Inc. (1) (2)	30,530	275,075
Cumulus Media Inc. Class A (1) (2)	99,937	1,424,102
Emmis Communications Corp. (1) (2)	122,515	2,354,738
Entravision Communications Corp. (1)	108,027	958,199
Fisher Communications Inc. (1) (2)	7,874	407,165
4Kids Entertainment Inc. (1) (2)	61,826	1,366,973
Gray Television Inc.	212,007	3,067,741
Hollinger International Inc.	89,646	977,141
Insight Communications Co. Inc. (1) (2)	104,508	1,238,420
Journal Communications Inc. Class A	55,630	920,677
Journal Register Co. (1) (2)	83,365	1,392,196
Liberty Corp.	74,218	3,009,540
Lin TV Corp. Class A (1) (2)	126,594	2,143,236
LodgeNet Entertainment Corp. (1)	13,784	259,691
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	32,727	739,303
Mediacom Communications Corp. (1) (2)	157,406	1,029,435
Paxson Communications Corp. (1) (2)	84,054	57,997
Primedia Inc. (1)	623,791	2,713,491
Pulitzer Inc.	39,524	2,518,865
Readers Digest Association Inc. (The)	150,464	2,604,532
Regent Communications Inc. (1)	91,261	488,246
Scholastic Corp. (1) (2)	142,680	5,263,465
Sinclair Broadcast Group Inc. Class A	78,235	628,227
Value Line Inc.	6,482	252,798
Young Broadcasting Inc. Class A (1)	34,080	294,451

		39,414,978

METAL FABRICATE & HARDWARE—1.19%
CIRCOR International Inc.	72,486	1,786,780
Commercial Metals Co.	274,621	9,306,906
Kaydon Corp. (2)	81,444	2,557,342
Lawson Products Inc.	23,279	1,089,457

Metals USA Inc. (1)	95,355	1,868,004
Mueller Industries Inc.	120,013	3,378,366
NN Inc.	79,426	978,528
NS Group Inc. (1)	89,805	2,820,775
Penn Engineering & Manufacturing Corp.	48,165	869,378
Quanex Corp.	116,471	6,210,234
Valmont Industries Inc.	67,953	1,516,711

		32,382,481

MINING—0.67%
AMCOL International Corp. (2)	87,187	1,635,628
Brush Engineered Materials Inc. (1) (2)	89,496	1,703,109
Compass Minerals International Inc.	71,293	1,814,407
Hecla Mining Co. (1) (2)	284,024	1,556,452
RTI International Metals Inc. (1) (2)	99,997	2,339,930
Stillwater Mining Co. (1)	152,239	1,499,554
Titanium Metals Corp. (1) (2)	31,269	1,125,684
USEC Inc.	396,446	6,454,141

		18,128,905

OFFICE & BUSINESS EQUIPMENT—0.00%
CompX International Inc.	7,633	129,608

		129,608

OFFICE FURNISHINGS—0.06%
Interface Inc. Class A (1) (2)	211,290	1,440,998
Knoll Inc.	17,097	285,178

		1,726,176

OIL & GAS—4.44%
Berry Petroleum Co. Class A (2)	62,294	3,205,026
Bill Barrett Corp. (1)	21,149	611,418
Cabot Oil & Gas Corp.	97,335	5,368,025
Callon Petroleum Co. (1)	26,238	407,739
Cimarex Energy Co. (1)	195,597	7,628,283
Clayton Williams Energy Inc. (1) (2)	5,171	133,929
Comstock Resources Inc. (1)	20,549	590,578
Encore Acquisition Co. (1) (2)	104,461	4,314,239
Energy Partners Ltd. (1) (2)	121,286	3,149,797
Forest Oil Corp. (1) (2)	238,052	9,641,106
Giant Industries Inc. (1)	53,212	1,367,548
Harvest Natural Resources Inc. (1) (2)	169,820	2,019,160
Helmerich & Payne Inc.	106,218	4,215,792
Holly Corp. (2)	96,200	3,585,374
Houston Exploration Co. (1)	59,670	3,398,207
Magnum Hunter Resources Inc. (1)	152,742	2,460,674
McMoRan Exploration Co. (1) (2)	40,962	823,336
Meridian Resource Corp. (The) (1)	290,994	1,501,529
Parker Drilling Co. (1)	445,788	2,563,281
PetroCorp Inc. Escrow (3)	19,086	—
Plains Exploration & Production Co. (1)	293,571	10,245,628
Range Resources Corp.	194,849	4,551,673
Remington Oil & Gas Corp. (1)	14,633	461,232
Southwestern Energy Co. (1)	130,658	7,416,148
Spinnaker Exploration Co. (1)	68,057	2,418,065
St. Mary Land & Exploration Co. (2)	134,958	6,754,648
Stone Energy Corp. (1)	86,682	4,210,145
Swift Energy Co. (1)	130,980	3,725,071
Tesoro Corp. (1)	309,927	11,473,498
TODCO Class A (1)	56,883	1,469,857
Vintage Petroleum Inc.	240,359	7,561,694
W&T Offshore Inc. (1)	20,330	422,051
Warren Resources Inc. (1)	26,682	286,298
Whiting Petroleum Corp. (1) (2)	57,675	2,351,987

		120,333,036

OIL & GAS SERVICES—1.67%
Dril-Quip Inc. (1)	30,757	945,470
Global Industries Ltd. (1)	383,960	3,609,224
Gulf Island Fabrication Inc.	6,118	143,528
Hanover Compressor Co. (1) (2)	363,337	4,385,478
Hornbeck Offshore Services Inc. (1)	19,163	480,225
Hydril Co. LP (1)	25,026	1,461,769
Key Energy Services Inc. (1)	617,219	7,079,502
Lone Star Technologies Inc. (1)	29,009	1,143,825
Lufkin Industries Inc.	33,621	1,623,558
Matrix Service Co. (1) (2)	38,207	166,200
Newpark Resources Inc. (1)	164,971	971,679
Oceaneering International Inc. (1) (2)	117,943	4,422,863
Oil States International Inc. (1)	95,704	1,966,717
RPC Inc.	62,178	944,484
Seacor Holdings Inc. (1) (2)	87,709	5,591,449
Superior Energy Services Inc. (1)	115,860	1,992,792
Universal Compression Holdings Inc. (1) (2)	81,339	3,080,308
Veritas DGC Inc. (1)	106,624	3,194,455
W-H Energy Services Inc. (1)	83,928	2,008,397

		45,211,923

PACKAGING & CONTAINERS—0.49%
Anchor Glass Container Corp.	23,779	53,265
Chesapeake Corp. (2)	92,157	1,937,140
Crown Holdings Inc. (1)	352,885	5,490,891
Greif Inc. Class A (2)	61,554	4,289,083
Silgan Holdings Inc.	23,345	1,516,958

		13,287,337

PHARMACEUTICALS—0.70%
Abgenix Inc. (1) (2)	211,147	1,478,029
Accelrys Inc. (1) (2)	128,253	760,540
Alpharma Inc. Class A	185,526	2,285,680
AtheroGenics Inc. (1) (2)	82,559	1,080,697
Caraco Pharmaceutical Laboratories Ltd. (1)	3,647	29,832
Conor Medsystems Inc. (1)	3,498	56,982
Cubist Pharmaceuticals Inc. (1) (2)	51,190	543,638
First Horizon Pharmaceutical Corp. (1) (2)	9,151	154,469
Guilford Pharmaceuticals Inc. (1) (2)	90,861	208,980
Idenix Pharmaceuticals Inc. (1)	3,720	73,842
Indevus Pharmaceuticals Inc. (1) (2)	17,571	48,847
MannKind Corp. (1) (2)	8,284	117,881
Medarex Inc. (1)	295,999	2,110,473
Nature’s Sunshine Products Inc.	37,417	642,450
NitroMed Inc. (1) (2)	10,519	182,084
Omega Protein Corp. (1) (2)	28,895	197,064
Perrigo Co.	212,092	4,061,562
Prestige Brands Holdings Inc. (1)	41,048	724,497
Renovis Inc. (1) (2)	2,458	19,836
Threshold Pharmaceuticals Inc. (1)	2,664	15,957
Valeant Pharmaceuticals International (2)	103,862	2,338,972
ViaCell Inc. (1)	2,290	17,267
Vicuron Pharmaceuticals Inc. (1) (2)	124,659	1,964,626

		19,114,205

PIPELINES—0.03%
TransMontaigne Inc. (1)	103,823	830,584

		830,584

REAL ESTATE—0.50%
Avatar Holdings Inc. (1) (2)	21,785	1,020,627
Bluegreen Corp. (1)	58,811	755,721
CB Richard Ellis Group Inc. Class A (1)	47,366	1,657,336
HouseValues Inc. (1)	14,216	178,837
Jones Lang LaSalle Inc. (1)	115,757	5,400,064
Tarragon Corp. (1) (2)	49,411	997,608
Trammell Crow Co. (1)	154,690	3,181,973
ZipRealty Inc. (1)	20,212	284,787

		13,476,953

REAL ESTATE INVESTMENT TRUSTS—11.67%
Aames Investment Corp.	170,219	1,395,796
Acadia Realty Trust (2)	124,720	2,005,498
Affordable Residential Communities Inc. (2)	117,293	1,483,756
Alexandria Real Estate Equities Inc.	80,226	5,164,950
American Campus Communities Inc.	53,913	1,132,173
American Financial Realty Trust (2)	518,432	7,584,660
American Home Mortgage Investment Corp.	93,145	2,667,673
AMLI Residential Properties Trust (2)	119,584	3,275,406
Anthracite Capital Inc.	251,381	2,800,384
Anworth Mortgage Asset Corp.	217,779	2,079,789
Arbor Realty Trust Inc.	35,655	882,461
Ashford Hospitality Trust Inc.	129,016	1,315,963
Bedford Property Investors Inc.	68,782	1,501,511
Bimini Mortgage Management Inc. Class A	87,134	1,206,806
BioMed Realty Trust Inc. (2)	138,288	2,848,733
Brandywine Realty Trust (2)	226,908	6,444,187
Burnham Pacific Properties Inc.	1,448	101
Capital Automotive	176,624	5,849,787
Capital Lease Funding Inc. (2)	106,986	1,182,195
Capstead Mortgage Corp. (2)	88,947	760,497
CarrAmerica Realty Corp.	256,965	8,107,246
Cedar Shopping Centers Inc.	77,952	1,110,036
Colonial Properties Trust (2)	89,560	3,440,000
Commercial Net Lease Realty Inc. (2)	244,201	4,505,508
Cornerstone Realty Income Trust Inc.	238,915	2,370,037
Corporate Office Properties Trust (2)	173,463	4,593,300
Correctional Properties Trust	52,113	1,315,853
Cousins Properties Inc.	104,353	2,699,612
CRT Properties Inc.	147,516	3,212,898
Digital Realty Trust Inc.	88,904	1,277,550
EastGroup Properties Inc.	99,038	3,733,733
ECC Capital Corp. (1)	185,245	1,111,470
Education Realty Trust Inc. (1)	61,412	1,021,282
Entertainment Properties Trust	120,172	4,978,726
Equity Inns Inc.	249,805	2,755,349
Equity Lifestyle Properties Inc.	41,324	1,456,671
Equity One Inc. (2)	66,602	1,371,335
Essex Property Trust Inc.	84,827	5,861,546
Extra Space Storage Inc.	99,766	1,346,841
FelCor Lodging Trust Inc. (1) (2)	233,033	2,896,600
Fieldstone Investment Corp. (1)	159,586	2,317,189
First Industrial Realty Trust Inc. (2)	194,869	7,371,894
Gables Residential Trust (2)	138,274	4,604,524
Getty Realty Corp.	72,464	1,851,455
Glenborough Realty Trust Inc. (2)	148,344	2,836,337
Glimcher Realty Trust (2)	104,844	2,484,803
Global Signal Inc.	42,247	1,265,720
GMH Communities Trust	134,754	1,577,969
Government Properties Trust Inc. (2)	92,343	919,736
Gramercy Capital Corp.	53,561	1,044,440
Healthcare Realty Trust Inc. (2)	225,378	8,212,774
Heritage Property Investment Trust Inc. (2)	128,263	3,806,846
Highland Hospitality Corp.	163,390	1,691,087
Highwoods Properties Inc. (2)	253,594	6,801,391
Home Properties Inc.	154,727	6,003,408
HomeBanc Corp.	184,777	1,633,429
Impac Mortgage Holdings Inc. (2)	352,171	6,754,640
Innkeepers USA Trust	173,684	2,242,260
Investors Real Estate Trust	208,206	1,942,562
Kilroy Realty Corp. (2)	134,333	5,495,563
Kite Realty Group Trust	85,365	1,229,256
Kramont Realty Trust	113,720	2,661,048
LaSalle Hotel Properties	138,062	4,010,701

Lexington Corporate Properties Trust	227,544	4,992,315
LTC Properties Inc.	73,104	1,268,354
Luminent Mortgage Capital Inc.	172,168	1,890,405
Maguire Properties Inc.	160,385	3,829,994
Meristar Hospitality Corp. (1)	410,757	2,875,299
MFA Mortgage Investments Inc.	380,977	2,899,235
Mid-America Apartment Communities Inc.	84,101	3,069,687
Mission West Properties Inc.	84,984	900,830
MortgageIT Holdings Inc.	17,156	273,638
National Health Investors Inc.	107,918	2,803,710
Nationwide Health Properties Inc.	314,561	6,357,278
New Century Financial Corp.	39,841	1,865,356
Newcastle Investment Corp. (2)	181,348	5,367,901
Novastar Financial Inc. (2)	112,472	4,050,117
Omega Healthcare Investors Inc.	237,744	2,610,429
Parkway Properties Inc.	66,421	3,101,861
Pennsylvania Real Estate Investment Trust (2)	148,470	5,986,310
Post Properties Inc. (2)	188,003	5,835,613
Prentiss Properties Trust (2)	210,338	7,185,146
PS Business Parks Inc. (2)	74,387	2,997,796
RAIT Investment Trust	120,620	3,235,028
Ramco-Gershenson Properties Trust (2)	67,411	1,830,209
Realty Income Corp. (2)	374,624	8,571,397
Redwood Trust Inc. (2)	86,573	4,430,806
Saul Centers Inc.	52,675	1,685,600
Saxon Capital Inc. (2)	219,465	3,774,798
Senior Housing Properties Trust	267,630	4,464,068
Sovran Self Storage Inc.	74,585	2,955,804
Spirit Finance Corp. (1)	211,001	2,291,471
Strategic Hotel Capital Inc.	90,127	1,324,867
Sun Communities Inc.	76,150	2,726,170
Sunstone Hotel Investors Inc.	106,709	2,288,908
Tanger Factory Outlet Centers Inc.	88,911	1,956,042
Taubman Centers Inc.	124,747	3,460,482
Trustreet Properties Inc. (2)	106,555	1,639,881
Universal Health Realty Income Trust	55,473	1,567,112
Urstadt Biddle Properties Inc. Class A	99,479	1,517,055
U-Store-It Trust	126,431	2,199,899
Washington Real Estate Investment Trust (2)	123,107	3,539,326
Winston Hotels Inc.	109,926	1,286,134

		316,413,282

RETAIL—5.25%
Asbury Automotive Group Inc. (1)	53,073	817,324
Blair Corp. (2)	38,585	1,272,147
Bob Evans Farms Inc. (2)	166,358	3,901,095
Bombay Co. Inc. (The) (1) (2)	79,403	420,836
Bon-Ton Stores Inc. (The)	14,810	267,913
Brown Shoe Co. Inc.	85,517	2,930,668
Buckle Inc. (The)	35,933	1,254,421
Build-A-Bear Workshop Inc. (1) (2)	18,548	568,496
Burlington Coat Factory Warehouse Corp. (2)	86,360	2,478,532
California Pizza Kitchen Inc. (1) (2)	17,339	406,426
Casey’s General Store Inc. (2)	124,516	2,237,553
Cash America International Inc.	49,434	1,084,088
Cato Corp. Class A (2)	92,100	2,970,225
CBRL Group Inc.	196,055	8,097,072
Charming Shoppes Inc. (1) (2)	543,916	4,422,037
Conn’s Inc. (1)	6,505	122,294
CSK Auto Corp. (1)	27,462	484,704
Dave & Buster’s Inc. (1) (2)	52,555	982,779
Deb Shops Inc.	20,243	571,257
Design Within Reach Inc. (1)	8,632	135,825
Domino’s Pizza Inc.	47,025	878,897
Dress Barn Inc. (1) (2)	49,189	896,224
Electronics Boutique Holdings Corp. (1) (2)	12,134	521,398
Finish Line Inc. (The)	16,924	391,791

GameStop Corp. Class B (1)	141,370	3,152,551
Genesco Inc. (1) (2)	62,816	1,785,231
Goody’s Family Clothing Inc. (2)	81,543	736,333
Group 1 Automotive Inc. (1)	92,020	2,420,126
Hancock Fabrics Inc. (2)	90,700	674,808
Haverty Furniture Companies Inc.	87,756	1,338,279
Hollywood Entertainment Corp. (1)	165,816	2,183,797
IHOP Corp. (2)	95,552	4,555,919
Insight Enterprises Inc. (1) (2)	158,632	2,785,578
Jack in the Box Inc. (1)	172,538	6,401,160
Jo-Ann Stores Inc. (1)	89,210	2,505,909
Kirkland’s Inc. (1)	8,809	97,428
Landry’s Restaurants Inc. (2)	91,737	2,653,034
Linens ‘n Things Inc. (1) (2)	175,595	4,360,024
Lithia Motors Inc. Class A	67,411	1,726,396
Lone Star Steakhouse & Saloon Inc.	75,041	2,169,060
Longs Drug Stores Corp. (2)	142,812	4,887,027
MarineMax Inc. (1) (2)	50,632	1,578,706
Men’s Wearhouse Inc. (The) (1)	138,740	5,856,215
Movado Group Inc.	72,059	1,333,092
Movie Gallery Inc. (2)	98,572	2,827,045
New York & Co. Inc. (1)	21,003	421,530
Nu Skin Enterprises Inc. Class A (2)	53,026	1,193,615
O’Charley’s Inc. (1) (2)	87,438	1,900,902
Pantry Inc. (The) (1)	16,415	508,373
Papa John’s International Inc. (1) (2)	27,568	957,161
Payless ShoeSource Inc. (1) (2)	321,546	5,077,211
PC Connection Inc. (1) (2)	34,685	203,601
Pep Boys-Manny, Moe & Jack Inc.	15,797	277,711
Retail Ventures Inc. (1)	37,841	344,732
Rush Enterprises Inc. Class B (1)	6,593	111,158
Ryan’s Restaurant Group Inc. (1)	198,747	2,887,794
School Specialty Inc. (1) (2)	80,448	3,150,344
Shoe Carnival Inc. (1)	20,075	351,313
ShopKo Stores Inc. (1)	138,780	3,083,692
Smart & Final Inc. (1) (2)	55,287	672,290
Sonic Automotive Inc.	130,807	2,970,627
Sports Authority Inc. (The) (1) (2)	62,014	1,705,385
Stage Stores Inc. (1) (2)	88,511	3,397,937
Steak n Shake Co. (The) (1)	13,782	266,682
Systemax Inc. (1)	45,345	246,677
TBC Corp. (1) (2)	93,528	2,605,690
Texas Roadhouse Inc. Class A (1)	20,443	574,039
Too Inc. (1) (2)	162,623	4,011,909
Trans World Entertainment Corp. (1)	104,772	1,543,292
Triarc Companies Inc. Class B (2)	36,021	498,170
United Auto Group Inc. (2)	90,534	2,519,561
West Marine Inc. (1) (2)	6,497	138,126
Zale Corp. (1)	220,457	6,551,982

		142,313,224

SAVINGS & LOANS—3.21%
Abington Community Bancorp Inc. (1)	8,557	110,300
Anchor BanCorp Wisconsin Inc.	93,032	2,615,130
Atlantic Coast Federal Corp. (1)	22,318	278,082
Bank Mutual Corp.	331,251	3,915,387
BankAtlantic Bancorp Inc. Class A	180,125	3,134,175
BankUnited Financial Corp. Class A (1) (2)	125,686	3,375,926
Berkshire Hills Bancorp Inc.	23,448	791,370
Beverly Hills Bancorp Inc.	63,203	677,536
Brookline Bancorp Inc. (2)	278,974	4,156,713
Citizens First Bancorp Inc.	40,409	902,737
Clifton Savings Bancorp Inc.	48,596	544,275
Commercial Capital Bancorp Inc.	66,758	1,358,525
Commercial Federal Corp.	192,737	5,329,178
Dime Community Bancshares (2)	146,135	2,221,252
Downey Financial Corp.	92,719	5,705,000

Fidelity Bankshares Inc.	73,087	1,679,539
First Financial Holdings Inc.	6,150	170,847
First Niagara Financial Group Inc. (2)	559,064	7,385,235
First Place Financial Corp.	64,775	1,185,383
FirstFed Financial Corp. (1)	80,137	4,087,788
Flagstar Bancorp Inc. (2)	27,845	544,370
Flushing Financial Corp.	80,269	1,460,896
Franklin Bank Corp. (Texas) (1)	50,810	876,473
Harbor Florida Bancshares Inc. (2)	78,952	2,692,263
Home Federal Bancorp Inc. (1)	15,846	192,529
Horizon Financial Corp.	49,178	923,563
ITLA Capital Corp. (1)	23,670	1,182,553
Kearny Financial Corp. (1)	59,186	658,148
MAF Bancorp Inc.	131,759	5,473,269
NASB Financial Inc.	671	26,572
Northwest Bancorp Inc.	93,597	2,003,912
OceanFirst Financial Corp.	44,256	1,016,560
Partners Trust Financial Group Inc. (2)	146,859	1,556,705
PennFed Financial Services Inc.	43,410	644,204
PFF Bancorp Inc.	69,656	1,922,506
Provident Bancorp Inc.	48,105	588,805
Provident Financial Holdings Inc.	23,713	705,225
Provident Financial Services Inc. (2)	335,170	5,731,407
Sterling Financial Corp. (Washington) (1)	106,747	3,810,868
TierOne Corp.	86,251	2,026,899
United Community Financial Corp.	128,194	1,421,671
Westfield Financial Inc.	13,836	345,900
WSFS Financial Corp.	28,358	1,490,496

		86,920,172

SEMICONDUCTORS—0.85%
Actel Corp. (1)	17,660	271,611
Alliance Semiconductor Corp. (1)	96,346	239,902
Axcelis Technologies Inc. (1) (2)	95,961	700,515
Cohu Inc.	101,317	1,616,006
Credence Systems Corp. (1)	21,076	166,711
DuPont Photomasks Inc. (1) (2)	32,508	866,988
Emulex Corp. (1) (2)	289,011	5,444,967
Entegris Inc. (1)	23,264	230,081
ESS Technology Inc. (1)	18,485	97,416
Exar Corp. (1) (2)	133,720	1,791,848
Genesis Microchip Inc. (1) (2)	73,869	1,067,407
Integrated Device Technology Inc. (1)	100,427	1,208,137
Integrated Silicon Solution Inc. (1) (2)	145,238	973,095
IXYS Corp. (1)	4,153	47,510
Lattice Semiconductor Corp. (1)	283,127	1,520,392
Leadis Technology Inc. (1)	4,405	26,342
Microtune Inc. (1) (2)	39,138	168,685
MKS Instruments Inc. (1)	26,080	414,150
Monolithic Power Systems Inc. (1)	4,744	41,890
Monolithic System Technology Inc. (1)	7,676	44,905
ON Semiconductor Corp. (1)	29,719	117,390
Pericom Semiconductor Corp. (1)	40,630	348,199
Photronics Inc. (1) (2)	104,069	1,883,649
PortalPlayer Inc. (1) (2)	4,852	110,771
Rudolph Technologies Inc. (1)	4,987	75,104
SiRF Technology Holdings Inc. (1)	7,940	88,610
Skyworks Solutions Inc. (1)	73,617	467,468
Standard Microsystems Corp. (1)	46,955	815,139
Supertex Inc. (1)	2,544	46,581
TriQuint Semiconductor Inc. (1)	264,654	894,531
Ultratech Inc. (1) (2)	14,691	214,489
Veeco Instruments Inc. (1)	11,507	173,180
Volterra Semiconductor Corp. (1)	3,314	44,739
Zoran Corp. (1) (2)	93,443	967,135

		23,185,543

SOFTWARE—1.42%
Allscripts Healthcare Solutions Inc. (1) (2)	50,208	717,974
American Reprographics Co. (1)	8,816	126,510
ANSYS Inc. (1)	17,656	604,012
Ascential Software Corp. (1)	205,501	3,807,934
Atari Inc. (1)	32,230	101,847
Blackbaud Inc.	8,289	104,441
Blackboard Inc. (1) (2)	6,670	116,325
Borland Software Corp. (1)	216,725	1,759,807
CallWave Inc. (1)	4,559	26,898
Captaris Inc. (1)	45,768	185,360
CCC Information Services Group Inc. (1)	2,242	51,230
CSG Systems International Inc. (1) (2)	74,883	1,219,844
Digi International Inc. (1)	23,898	327,881
eFunds Corp. (1)	226,384	5,052,891
Emageon Inc. (1)	3,171	56,951
EPIQ Systems Inc. (1)	64,677	839,507
InPhonic Inc. (1) (2)	8,971	203,776
InterVideo Inc. (1)	4,194	46,134
JDA Software Group Inc. (1)	108,484	1,523,115
Keane Inc. (1) (2)	94,683	1,233,719
Lawson Software Inc. (1)	226,947	1,338,987
ManTech International Corp. Class A (1)	29,446	679,319
Manugistics Group Inc. (1)	146,910	246,809
MapInfo Corp. (1) (2)	78,159	941,034
Midway Games Inc. (1) (2)	25,269	259,260
MRO Software Inc. (1)	79,997	1,122,358
NDCHealth Corp. (2)	122,040	1,950,199
NetIQ Corp. (1)	269,558	3,081,048
Parametric Technology Corp. (1)	591,549	3,306,759
Pegasystems Inc. (1)	6,657	35,815
Pinnacle Systems Inc. (1)	155,461	869,027
PLATO Learning Inc. (1)	40,218	313,700
Progress Software Corp. (1)	9,517	249,536
Safeguard Scientifics Inc. (1)	328,290	466,172
Salesforce.com Inc. (1)	11,788	176,702
ScanSoft Inc. (1) (2)	84,676	314,995
SPSS Inc. (1)	4,941	85,924
SYNNEX Corp. (1)	33,966	591,688
Take-Two Interactive Software Inc. (1) (2)	37,037	1,448,147
THQ Inc. (1) (2)	98,973	2,785,100
Ulticom Inc. (1)	14,039	156,254

		38,524,989

STORAGE & WAREHOUSING—0.05%
Mobile Mini Inc. (1) (2)	32,743	1,323,145

		1,323,145

TELECOMMUNICATIONS—2.09%
Adaptec Inc. (1) (2)	515,624	2,469,839
Aeroflex Inc. (1)	16,817	156,903
Alamosa Holdings Inc. (1)	81,347	949,319
Alaska Communications Systems Group Inc.	61,429	617,361
Anaren Inc. (1)	33,592	407,471
Anixter International Inc. (1)	73,863	2,670,147
Arris Group Inc. (1)	86,453	597,390
Audiovox Corp. Class A (1) (2)	38,014	484,298
Black Box Corp. (2)	76,246	2,852,363
Boston Communications Group Inc. (1) (2)	36,519	260,015
Broadwing Corp. (1) (2)	262,559	1,086,994
C-COR Inc. (1)	88,007	535,083
Centennial Communications Corp. (1)	57,241	621,065
Cincinnati Bell Inc. (1)	1,159,241	4,926,774
Commonwealth Telephone Enterprises Inc. (1) (2)	50,538	2,382,361
CommScope Inc. (1) (2)	96,171	1,438,718
Comtech Telecommunications Corp. (1)	17,590	916,439
CT Communications Inc. (2)	89,542	942,877

D&E Communications Inc.	56,356	514,530
Dobson Communications Corp. Class A (1) (2)	243,657	492,187
Eagle Broadband Inc. (1) (2)	1,076,999	366,180
EMS Technologies Inc. (1)	11,846	161,106
Enterasys Networks Inc. (1)	443,261	620,565
Extreme Networks Inc. (1)	135,864	800,239
FairPoint Communications Inc.	53,081	794,623
Finisar Corp. (1) (2)	85,482	106,853
General Communication Inc. Class A (1)	214,821	1,961,316
Golden Telecom Inc. (2)	28,090	719,104
Hypercom Corp. (1)	78,708	372,289
Iowa Telecommunications Services Inc.	56,047	1,092,917
ITC DeltaCom Inc. (1)	25,849	20,421
JAMDAT Mobile Inc. (1)	5,382	92,786
MasTec Inc. (1) (2)	112,256	921,622
MRV Communications Inc. (1) (2)	458,693	1,481,578
Network Equipment Technologies Inc. (1)	27,411	154,324
Newport Corp. (1) (2)	106,436	1,542,258
Oplink Communications Inc. (1)	226,089	354,960
Optical Communication Products Inc. (1)	38,201	66,470
Powerwave Technologies Inc. (1) (2)	264,438	2,046,750
Price Communications Corp. (1) (2)	189,508	3,316,390
Primus Telecommunications Group Inc. (1) (2)	357,868	561,853
REMEC Inc. (1) (2)	118,940	628,003
SafeNet Inc. (1) (2)	57,041	1,671,872
Shenandoah Telecommunications Co.	29,363	910,253
SureWest Communications (2)	12,870	296,782
Sycamore Networks Inc. (1)	824,900	2,936,644
Symmetricom Inc. (1)	33,019	366,181
Syniverse Holdings Inc. (1)	13,764	189,943
TALK America Holdings Inc. (1) (2)	127,702	823,678
Time Warner Telecom Inc. Class A (1)	235,370	934,419
Triton PCS Holdings Inc. Class A (1)	182,284	404,670
USA Mobility Inc. (1)	83,780	2,714,472
Valor Communications Group Inc.	84,910	1,228,648
Zhone Technologies Inc. (1) (2)	262,229	668,684

		56,650,987

TEXTILES—0.25%
Angelica Corp. (2)	42,331	1,185,268
G&K Services Inc. Class A	82,396	3,319,735
UniFirst Corp.	42,736	1,705,166
Weyco Group Inc.	12,988	568,615

		6,778,784

TOYS, GAMES & HOBBIES—0.27%
Action Performance Companies Inc. (2)	72,999	965,777
Department 56 Inc. (1)	62,626	1,093,450
Jakks Pacific Inc. (1) (2)	119,734	2,570,689
LeapFrog Enterprises Inc. (1) (2)	8,506	96,543
RC2 Corp. (1)	35,113	1,193,842
Topps Co. (The) (2)	155,590	1,432,984

		7,353,285

TRANSPORTATION—2.49%
Alexander & Baldwin Inc.	201,021	8,282,065
Arkansas Best Corp.	32,609	1,231,968
Central Freight Lines Inc. (1)	3,280	11,677
Covenant Transport Inc. Class A (1)	41,687	733,691
Florida East Coast Industries Inc.	95,345	4,050,256
Genesee & Wyoming Inc. Class A (1)	77,323	2,003,439
GulfMark Offshore Inc. (1)	32,388	839,173
Heartland Express Inc.	21,869	418,791
Hub Group Inc. Class A (1)	7,932	497,098
Kansas City Southern Industries Inc. (1) (2)	147,795	2,846,532
Kirby Corp. (1) (2)	51,244	2,153,785
Laidlaw International Inc. (1)	491,046	10,213,757

Landstar System Inc. (1) (2)	18,038	590,745
Marten Transport Ltd. (1) (2)	38,528	821,802
Offshore Logistics Inc. (1)	95,427	3,179,628
Overnite Corp. (2)	132,341	4,233,589
Overseas Shipholding Group Inc.	127,196	8,001,900
P.A.M. Transportation Services Inc. (1)	30,536	525,219
Pacer International Inc. (1)	38,428	918,045
Quality Distribution Inc. (1)	19,495	211,521
RailAmerica Inc. (1)	133,849	1,670,436
SCS Transportation Inc. (1)	23,188	431,065
Seabulk International Inc. (1)	27,221	565,925
Swift Transportation Co. Inc. (1) (2)	164,168	3,634,680
U.S. Xpress Enterprises Inc. Class A (1)	18,787	307,167
Universal Truckload Services Inc. (1)	8,166	172,303
USF Corp.	131,057	6,324,811
Werner Enterprises Inc.	142,056	2,760,148

		67,631,216

TRUCKING & LEASING—0.37%
AMERCO	26,499	1,226,904
GATX Corp. (2)	233,004	7,733,403
Greenbrier Companies Inc. (The)	26,897	943,816

		9,904,123

WATER—0.35%
American States Water Co.	78,687	1,990,781
California Water Service Group (2)	80,561	2,688,321
Connecticut Water Service Inc. (2)	38,223	953,282
Middlesex Water Co. (2)	45,053	817,712
PICO Holdings Inc. (1)	38,148	988,415
SJW Corp.	30,547	1,073,116
Southwest Water Co. (2)	92,546	965,255

		9,476,882

TOTAL COMMON STOCKS (Cost: $2,436,928,179)		2,706,450,701

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.31%

COMMERCIAL PAPER(4)—6.82%
Amstel Funding Corp.
2.95%, 08/19/05	$1,378,951	1,363,131
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	23,431,487	23,405,726
ANZ National Bank Ltd.
2.94%, 08/15/05	1,658,749	1,640,357
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	2,819,873	2,815,400
Cantabric Finance LLC
2.80%, 04/29/05	1,791,449	1,787,547
Chariot Funding LLC
2.70%, 04/06/05	895,724	895,388
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	3,350,673	3,347,825
Corporate Asset Funding
2.75%, 05/05/05	2,322,248	2,316,217
CRC Funding LLC
2.74%, 04/28/05	1,658,749	1,655,340
DEPFA Bank PLC
2.28%, 05/03/05	1,658,749	1,655,395
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	11,279,492	11,225,519

Fairway Finance LLC
3.15%, 09/15/05	2,951,080	2,907,957
Falcon Asset Securitization Corp.
2.75%, 04/14/05	1,326,999	1,325,684
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	4,113,697	4,105,517
Fortis Funding LLC
2.35%, 05/09/05	4,644,497	4,632,976
General Electric Capital Corp.
2.74%, 07/07/05	1,658,749	1,646,503
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	9,430,186	9,412,173
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	9,952,493	9,830,096
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	25,634,571	25,602,223
Kitty Hawk Funding Corp.
2.75%, 04/15/05	4,625,753	4,620,807
Liberty Street Funding Corp.
2.80%, 04/20/05	1,663,095	1,660,637
Moat Funding LLC
2.74%, 05/02/05	2,322,248	2,316,769
Mortgage Interest Networking Trust
2.77%, 04/13/05	2,753,523	2,750,981
New Center Asset Trust
2.80%, 04/15/05	3,317,498	3,313,885
Nordea North America Inc.
2.74%, 07/11/05	1,658,749	1,645,998
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	3,784,104	3,779,410
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	10,681,348	10,666,057
Polonius Inc.
2.82%, 04/28/05	2,753,523	2,747,699
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	2,857,162	2,854,286
Ranger Funding Co. LLC
2.75%, 04/14/05	4,976,247	4,971,314
Santander Central Hispano
2.75%, 07/08/05	4,146,872	4,115,885
Scaldis Capital LLC
2.75%, 07/08/05	830,303	824,088
Societe Generale
2.75%, 05/03/05	2,985,748	2,978,449
Sydney Capital Corp.
2.75%, 04/12/05	5,791,356	5,786,489
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	2,886,223	2,881,958
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	2,890,668	2,887,724
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	2,163,440	2,161,291
Tulip Funding Corp.
2.71%, 04/08/05	2,743,405	2,741,959
Variable Funding Capital Corp.
2.80%, 04/20/05	2,554,473	2,550,698
Yorktown Capital LLC
2.80%, 04/20/05	5,208,471	5,200,775

		185,028,133

FLOATING RATE NOTES(4)—9.71%

Allstate Life Global Funding II
2.74%, 01/10/06 (5)	1,526,049	1,526,095
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	11,611,242	11,613,129

Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	2,156,374	2,155,883
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (5)	10,781,868	10,782,724
BMW US Capital LLC
2.82%, 04/18/06 (5)	3,317,498	3,317,498
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	11,279,492	11,277,575
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (5)	9,952,493	9,952,095
Commodore CDO Ltd.
3.08%, 12/12/05	829,374	829,374
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	9,952,493	9,951,191
DEPFA Bank PLC
2.99%, 12/15/05	3,317,498	3,317,498
Dorada Finance Inc.
2.66%, 07/29/05 (5)	2,753,523	2,753,253
Fairway Finance LLC
2.80%, 06/20/05	1,658,749	1,658,712
Fifth Third Bancorp
2.81%, 02/23/06 (5)	6,634,996	6,634,996
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (5)	4,312,747	4,312,924
General Electric Capital Corp.
2.86%, 03/09/06	1,492,874	1,494,775
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	1,211,307	1,211,307
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	2,156,374	2,156,374
Hartford Life Global Funding Trust
2.80%, 02/15/06	3,317,498	3,317,498
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	9,952,493	9,952,494
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (5)	14,928,740	14,928,961
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (5)	3,483,373	3,483,372
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (5)	13,601,741	13,604,791
Lothian Mortgages PLC
2.84%, 01/24/06 (5)	6,634,996	6,634,996
Marshall & Ilsley Corp.
2.95%, 02/20/06	3,317,498	3,321,025
MetLife Funding Inc.
2.74%, 03/06/06 (5)	4,976,247	4,976,247
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	8,293,744	8,293,262
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (5)	12,274,742	12,277,075
Norddeutsche Landesbank
2.63%, 07/27/05	3,317,498	3,317,123
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (5)	9,952,493	9,952,494
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	11,777,117	11,777,117
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (5)	1,824,624	1,824,261
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (5)	16,919,239	16,919,900
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (5)	10,207,941	10,207,606
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	9,952,493	9,952,494
Wells Fargo & Co.
2.78%, 03/15/06 (5)	1,658,749	1,658,969

WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (5)	11,611,242	11,610,369
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (5)	16,720,189	16,719,066
Winston Funding Ltd.
2.75%, 04/25/05 (5)	2,368,693	2,368,694
World Savings Bank
2.71%, 09/09/05	1,161,124	1,161,073

		263,204,290

MONEY MARKET FUNDS—0.62%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)(6)	13,269,991	13,269,991
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (6)	1,545,674	1,545,674
BlackRock Temp Cash Money Market Fund (4)	618,688	618,688
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	1,390,626	1,390,626

		16,824,979

REPURCHASE AGREEMENTS(4)—6.98%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $72,990,816 and effective yields of 2.89% - 2.90%. (7)	$72,984,951	72,984,951
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $66,355,282 and an effective yield of 2.89%. (7)	66,349,955	66,349,955
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $49,766,461 and an effective yield of 2.89%. (7)	49,762,467	49,762,467

		189,097,373

TIME DEPOSITS(4)—3.85%
Abbey National Treasury Services PLC
1.39%, 04/08/05	2,322,248	2,322,230
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	3,317,498	3,317,498
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	4,644,497	4,644,498
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	4,312,747	4,312,747
First Tennessee Bank
2.77%, 04/15/05	1,658,749	1,658,749
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	4,113,697	4,113,698
Natexis Banques
2.98%, 08/18/05	3,317,498	3,317,498
Norddeutsche Landesbank
2.11%, 06/07/05	3,317,498	3,317,377
Rabobank Nederland NV NY
2.84%, 04/01/05	24,410,314	24,410,314
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	8,127,870	8,127,869
SunTrust Bank
2.68%, 05/03/05	3,317,498	3,317,209
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	11,279,492	11,279,154
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	5,971,496	5,971,475
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	16,421,614	16,421,614
Wells Fargo Bank N.A.
2.79%, 04/15/05	3,317,498	3,317,485
World Savings Bank
2.75%, 05/03/05	4,644,497	4,644,497

		104,493,912

U.S. GOVERNMENT AGENCY NOTES(4)—0.33%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	3,976,121	3,970,728
Federal National Mortgage Association
2.33%, 07/22/05	4,976,247	4,940,252

		8,910,980

TOTAL SHORT-TERM INVESTMENTS (Cost: $767,559,667)		767,559,667

TOTAL INVESTMENTS IN SECURITIES — 128.13% (Cost: $3,204,487,846)		3,474,010,368
Other Assets, Less Liabilities — (28.13%)		(762,677,865)

NET ASSETS — 100.00%		$2,711,332,503

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.89%

ADVERTISING—0.28%
ADVO Inc. (1)	4,533	$169,761
Catalina Marketing Corp. (1)	8,136	210,722
Donnelley (R.H.) Corp. (1) (2)	3,428	199,133
FTD Group Inc. (2)	1,846	22,374
Getty Images Inc. (1) (2)	6,629	471,388
Greenfield Online Inc. (2)	1,174	23,069
Harte-Hanks Inc.	8,849	243,878
Interpublic Group of Companies Inc. (2)	63,832	783,857
Lamar Advertising Co. (1) (2)	12,849	517,686
Marchex Inc. Class B (1) (2)	403	7,512
Omnicom Group Inc.	28,860	2,554,687
Reading International Inc. Class A (1) (2)	2,830	19,951
SITEL Corp. (2)	7,371	14,447
ValueVision Media Inc. Class A (2)	2,410	29,812
Ventiv Health Inc. (1) (2)	2,999	68,977
West Corp. (2)	2,928	93,696

		5,430,950

AEROSPACE & DEFENSE—1.75%
AAR Corp. (2)	5,123	69,673
Alliant Techsystems Inc. (1) (2)	5,664	404,693
Armor Holdings Inc. (2)	4,493	166,645
BE Aerospace Inc. (2)	8,837	106,044
Boeing Co. (The)	128,770	7,527,891
Curtiss-Wright Corp. (1)	3,313	188,841
DRS Technologies Inc. (2)	3,538	150,365
Ducommun Inc. (2)	1,077	21,540
EDO Corp.	2,284	68,634
Engineered Support Systems Inc.	3,592	192,244
Esterline Technologies Corp. (2)	3,880	134,054
GenCorp Inc.	7,422	148,440
General Dynamics Corp.	30,375	3,251,644
Goodrich (B.F.) Co.	17,879	684,587
HEICO Corp. (1)	2,907	58,431
Herley Industries Inc. (2)	1,781	30,473
Innovative Solutions & Support Inc. (1) (2)	1,163	36,925
Kaman Corp. Class A (1)	2,953	36,765
L-3 Communications Holdings Inc.	15,745	1,118,210
Lockheed Martin Corp.	57,192	3,492,144
Moog Inc. Class A (1) (2)	4,107	185,636
MTC Technologies Inc. (2)	1,155	37,537
Northrop Grumman Corp.	54,855	2,961,073
Orbital Sciences Corp. (1) (2)	7,934	76,801
Raytheon Co.	68,822	2,663,411
Rockwell Collins Inc.	27,147	1,291,926
Sequa Corp. Class A (1) (2)	1,032	53,509
Teledyne Technologies Inc. (2)	5,131	160,600
Titan Corp. (The) (1) (2)	12,615	229,088
Triumph Group Inc. (1) (2)	2,320	90,341
United Defense Industries Inc.	7,202	528,771
United Industrial Corp. (1)	1,409	41,735
United Technologies Corp.	78,508	7,981,123

		34,189,794

AGRICULTURE—1.39%
Alico Inc. (2)	573	30,197
Altria Group Inc.	313,331	20,488,714
Delta & Pine Land Co.	5,777	155,979

DIMON Inc. (1)	6,482	40,512
Loews Corp. - Carolina Group	8,960	296,576
Maui Land & Pineapple Co. Inc. (1) (2)	490	21,021
Monsanto Co.	40,533	2,614,378
Reynolds American Inc. (1)	22,861	1,842,368
Standard Commercial Corp.	1,705	31,713
Tejon Ranch Co. (2)	1,164	51,914
Universal Corp. (1)	3,986	182,439
UST Inc.	25,257	1,305,787
Vector Group Ltd. (1)	3,571	54,922

		27,116,520

AIRLINES—0.16%
AirTran Holdings Inc. (1) (2)	12,809	115,921
Alaska Air Group Inc. (1) (2)	4,139	121,852
America West Holdings Corp. Class B (1) (2)	4,770	25,901
AMR Corp. (1) (2)	24,948	266,944
Continental Airlines Inc. Class B (1) (2)	10,401	125,228
Delta Air Lines Inc. (1) (2)	16,801	68,044
ExpressJet Holdings Inc. (2)	5,657	64,546
FLYi Inc. (1) (2)	6,373	8,094
Frontier Airlines Inc. (2)	5,153	54,003
JetBlue Airways Corp. (1) (2)	13,978	266,141
Mesa Air Group Inc. (1) (2)	4,688	32,816
Northwest Airlines Corp. (1) (2)	10,869	72,714
Pinnacle Airlines Corp. (2)	2,440	25,913
Republic Airways Holdings Inc. (2)	809	10,112
SkyWest Inc.	8,657	160,934
Southwest Airlines Co.	120,474	1,715,550

		3,134,713

APPAREL—0.43%
Carter’s Inc. (2)	1,123	44,639
Cherokee Inc.	1,154	38,636
Coach Inc. (2)	28,677	1,623,979
Columbia Sportswear Co. (1) (2)	2,426	129,136
Deckers Outdoor Corp. (1) (2)	1,510	53,967
DHB Industries Inc. (2)	3,737	32,886
Guess? Inc. (2)	2,227	30,510
Gymboree Corp. (1) (2)	4,742	59,465
Hartmarx Corp. (2)	4,003	38,189
Jones Apparel Group Inc.	19,406	649,907
Kellwood Co. (1)	3,985	114,728
K-Swiss Inc. Class A (1)	3,987	131,691
Liz Claiborne Inc.	16,982	681,488
Nike Inc. Class B	24,931	2,077,002
OshKosh B’Gosh Inc. Class A	1,119	34,129
Oxford Industries Inc. (1)	2,162	79,108
Perry Ellis International Inc. (2)	730	16,381
Phillips-Van Heusen Corp.	3,554	94,679
Polo Ralph Lauren Corp. (1)	6,382	247,622
Quiksilver Inc. (2)	9,127	264,957
Reebok International Ltd. (1)	8,118	359,627
Russell Corp. (1)	4,300	77,744
Skechers U.S.A. Inc. Class A (2)	3,341	51,719
Steven Madden Ltd. (1) (2)	1,697	28,323
Stride Rite Corp.	5,315	70,689
Timberland Co. Class A (2)	3,111	220,663
VF Corp.	12,927	764,503
Warnaco Group Inc. (The) (2)	6,771	162,775
Wolverine World Wide Inc.	8,929	191,348

		8,370,490

AUTO MANUFACTURERS—0.41%
A.S.V. Inc. (1) (2)	1,144	45,354
Ford Motor Co.	268,509	3,042,207
General Motors Corp. (1)	70,975	2,085,955
Navistar International Corp. (2)	9,489	345,400
Noble International Ltd.	712	16,134
Oshkosh Truck Corp. (1)	5,434	445,534
PACCAR Inc.	26,758	1,937,012
Wabash National Corp.	4,430	108,092

		8,025,688

AUTO PARTS & EQUIPMENT—0.28%
Aftermarket Technology Corp. (2)	1,761	29,056
American Axle & Manufacturing Holdings Inc.	6,301	154,374
ArvinMeritor Inc. (1)	10,649	164,740
Autoliv Inc.	14,441	688,114
Bandag Inc.	1,787	83,953
BorgWarner Inc.	8,545	415,971
Collins & Aikman Corp. (1) (2)	5,135	6,316
Commercial Vehicle Group Inc. (2)	1,597	31,940
Cooper Tire & Rubber Co.	10,434	191,568
Dana Corp.	22,701	290,346
Delphi Corp.	73,150	327,712
Exide Technologies Inc. (1) (2)	3,316	42,776
Goodyear Tire & Rubber Co. (The) (1) (2)	23,748	317,036
Hayes Lemmerz International Inc. (2)	5,319	27,659
Johnson Controls Inc.	28,976	1,615,702
Keystone Automotive Industries Inc. (2)	2,146	49,701
Lear Corp.	10,607	470,527
Modine Manufacturing Co. (1)	3,637	106,673
Sports Resorts International Inc. (2)	107	355
Standard Motor Products Inc.	1,973	23,084
Strattec Security Corp. (1) (2)	485	25,986
Superior Industries International Inc. (1)	3,366	88,896
Tenneco Automotive Inc. (2)	6,274	78,174
TRW Automotive Holdings Corp. (2)	3,384	65,751
Visteon Corp. (1)	19,416	110,865

		5,407,275

BANKS—6.63%
ABC Bancorp	1,606	27,129
ACE Cash Express Inc. (2)	1,153	26,231
Alabama National Bancorp (1)	1,910	118,210
AMCORE Financial Inc. (1)	4,020	113,565
AmericanWest Bancorporation (1) (2)	1,800	34,686
AmSouth Bancorp	53,662	1,392,529
Arrow Financial Corp. (1)	1,294	35,236
Associated Bancorp (1)	19,546	610,422
Assurant Inc.	12,355	416,363
BancFirst Corp.	466	32,163
Bancorp Inc. (The) (2)	779	10,906
BancorpSouth Inc. (1)	12,119	250,136
BancTrust Financial Group Inc. (1)	1,073	21,718
Bank of America Corp.	623,070	27,477,387
Bank of Granite Corp. (1)	2,229	41,214
Bank of Hawaii Corp.	8,169	369,729
Bank of New York Co. Inc. (The)	118,692	3,448,003
Bank of the Ozarks Inc. (1)	1,711	54,324
Banner Corp.	1,733	46,739
BB&T Corp.	84,646	3,307,966
BOK Financial Corp. (2)	2,850	115,938
Boston Private Financial Holdings Inc. (1)	4,207	99,916
Bryn Mawr Bank Corp. (1)	980	20,012
Camden National Corp.	1,128	39,875
Capital City Bank Group Inc. (1)	1,304	52,825
Capital Corporation of the West (1)	625	29,050
Capital Crossing Bank (1) (2)	750	24,675
Capitol Bancorp Ltd.	1,684	50,941
Cascade Bancorp (1)	2,277	44,197
Cathay General Bancorp	6,568	206,892
Center Financial Corp.	1,214	21,403
Central Coast Bancorp (1) (2)	1,939	32,517
Central Pacific Financial Corp. (1)	4,448	149,675
Century Bancorp Inc. Class A (1)	502	14,392
Chemical Financial Corp.	3,725	121,081
Chittenden Corp. (1)	7,168	186,870
Citizens Banking Corp.	6,615	194,216
City Bank (1)	1,237	40,005
City Holding Co. (1)	2,449	72,331
City National Corp.	6,351	443,427
Coastal Financial Corp.	2,362	35,524

CoBiz Inc. (1)	1,752	33,954
Colonial BancGroup Inc. (The) (1)	22,143	454,374
Columbia Bancorp	722	23,003
Columbia Banking System Inc. (1)	2,316	55,005
Comerica Inc.	26,389	1,453,506
Commerce Bancorp Inc. (1)	21,096	684,987
Commerce Bancshares Inc. (1)	9,473	456,599
Community Bank System Inc.	4,163	95,374
Community Banks Inc.	1,626	40,634
Community Trust Bancorp Inc. (1)	1,871	53,903
Compass Bancshares Inc.	18,707	849,298
Corus Bankshares Inc.	2,335	111,356
Cullen/Frost Bankers Inc.	7,921	357,633
CVB Financial Corp. (1)	6,872	124,658
East West Bancorp Inc.	7,720	285,022
EuroBancshares Inc. (2)	1,336	22,592
Farmers Capital Bank Corp. (1)	1,114	37,653
Fifth Third Bancorp	72,098	3,098,772
Financial Institutions Inc.	1,230	24,366
First BanCorp (Puerto Rico)	5,315	224,559
First Bancorp Inc. (North Carolina) (1)	1,684	38,126
First Busey Corp. Class A (1)	1,849	35,778
First Charter Corp. (1)	4,611	104,162
First Citizens BancShares Inc. Class A (1)	941	137,744
First Commonwealth Financial Corp. (1)	11,105	152,138
First Community Bancorp (1)	1,914	84,790
First Community Bancshares Inc. (1)	1,627	45,670
First Financial Bancorp (1)	5,625	102,656
First Financial Bankshares Inc. (1)	1,981	88,412
First Financial Corp.	2,264	66,901
First Horizon National Corp. (1)	19,000	775,010
First Indiana Corp. (1)	1,649	39,906
First Marblehead Corp. (The) (2)	2,902	166,952
First Merchants Corp. (1)	2,929	75,861
First Midwest Bancorp Inc. (1)	7,158	232,492
First Oak Brook Bancshares Inc. Class A	1,152	33,742
First of Long Island Corp.	490	20,737
First Republic Bank	2,993	96,883
1st Source Corp.	1,687	35,984
First State Bancorp	2,440	41,419
FirstMerit Corp. (1)	13,169	352,402
FNB Corp. (Pennsylvania) (1)	8,497	162,718
FNB Corp. (Virginia) (1)	1,102	28,410
Fremont General Corp. (1)	9,816	215,854
Frontier Financial Corp. (1)	2,436	92,324
Fulton Financial Corp. (1)	18,617	405,664
GB&T Bancshares Inc. (1)	1,506	32,620
Genworth Financial Inc. Class A	22,296	613,586
German American Bancorp	1,638	25,389
Glacier Bancorp Inc. (1)	3,636	110,898
Gold Bancorp Inc.	5,997	84,138
Great Southern Bancorp Inc. (1)	1,617	52,504
Greater Bay Bancorp (1)	7,713	188,274
Hancock Holding Co. (1)	4,194	136,305
Hanmi Financial Corp. (1)	4,580	75,799
Harleysville National Corp.	4,168	88,570
Heartland Financial USA Inc.	1,657	32,908
Hibernia Corp. Class A	23,767	760,782
Hudson United Bancorp	7,024	247,596
Huntington Bancshares Inc. (1)	35,343	844,698
IBERIABANK Corp.	943	53,053
Independent Bank Corp. (Massachusetts)	2,164	62,756
Independent Bank Corp. (Michigan) (1)	2,716	78,139
Integra Bank Corp. (1)	2,497	55,284
Interchange Financial Services Corp.	2,436	42,021
International Bancshares Corp.	5,464	189,437
Investors Financial Services Corp. (1)	10,014	489,785
Irwin Financial Corp. (1)	2,743	63,144
KeyCorp	62,598	2,031,305
K-Fed Bancorp	1,008	12,731
KNBT Bancorp Inc. (1)	4,244	64,933
Lakeland Bancorp Inc. (1)	2,865	44,608

Lakeland Financial Corp.	1,029	39,565
M&T Bank Corp.	11,590	1,182,875
Macatawa Bank Corp. (1)	1,239	41,599
Main Street Banks Inc. (1)	2,224	58,892
MainSource Financial Group Inc.	1,265	27,805
Marshall & Ilsley Corp.	33,844	1,412,987
MB Financial Inc.	2,875	110,112
MBT Financial Corp.	2,499	47,156
Mellon Financial Corp.	64,725	1,847,251
Mercantile Bank Corp. (1)	1,052	43,006
Mercantile Bankshares Corp. (1)	12,190	619,983
Mid-State Bancshares (1)	3,648	97,037
Midwest Banc Holdings Inc. (1)	1,584	31,537
Nara Bancorp Inc. (1)	2,991	42,024
National City Corp.	86,207	2,887,935
National Penn Bancshares Inc. (1)	5,098	125,258
NBC Capital Corp. (1)	1,208	29,209
NBT Bancorp Inc. (1)	5,075	113,731
NewAlliance Bancshares Inc.	14,012	196,168
North Fork Bancorp Inc.	65,820	1,825,847
Northern Trust Corp.	29,742	1,291,992
Oak Hill Financial Inc.	624	21,004
Old National Bancorp (1)	10,696	217,129
Old Second Bancorp Inc.	1,923	58,027
Omega Financial Corp. (1)	1,793	53,405
Oriental Financial Group Inc. (1)	2,678	62,719
Origen Financial Inc.	1,600	11,056
Pacific Capital Bancorp	7,153	213,016
Park National Corp. (1)	2,186	245,925
Peapack-Gladstone Financial Corp. (1)	1,076	29,052
PennRock Financial Services Corp.	1,132	39,529
Peoples Bancorp Inc. (1)	1,569	42,206
Peoples Holding Co. (1)	1,711	53,212
Placer Sierra Bancshares	1,059	24,325
PNC Financial Services Group	43,026	2,214,978
Popular Inc.	40,596	987,295
PrivateBancorp Inc. (1)	2,675	84,022
Prosperity Bancshares Inc. (1)	3,048	80,742
Provident Bankshares Corp. (1)	5,058	166,712
R&G Financial Corp. Class B	4,451	138,738
Regions Financial Corp.	70,332	2,278,757
Republic Bancorp Inc. (1)	10,405	140,884
Republic Bancorp Inc. Class A (1)	1,249	27,750
Riggs National Corp. (1)	2,863	54,655
Royal Bancshares of Pennsylvania Class A (1)	740	16,805
S&T Bancorp Inc. (1)	3,642	128,927
Sandy Spring Bancorp Inc. (1)	2,356	76,146
Santander BanCorp (1)	698	18,378
SCBT Financial Corp.	1,260	37,838
Seacoast Banking Corp. of Florida	1,868	36,762
Security Bank Corp.	785	32,334
Signature Bank (2)	1,048	27,782
Silicon Valley Bancshares (1) (2)	5,479	241,405
Simmons First National Corp. Class A (1)	2,336	57,980
Sky Financial Group Inc.	15,691	420,833
Smithtown Bancorp Inc.	620	17,372
South Financial Group Inc. (The)	10,617	324,243
Southern Community Financial Corp.	1,755	16,497
Southside Bancshares Inc.	1,330	27,717
Southwest Bancorp Inc.	1,782	32,878
Southwest Bancorp of Texas Inc.	10,656	195,538
State Bancorp Inc.	1,159	30,146
State Financial Services Corp. Class A	686	25,348
State Street Corp. (1)	51,243	2,240,344
Sterling Bancorp (1)	2,313	56,137
Sterling Bancshares Inc.	6,797	96,517
Sterling Financial Corp. (Pennsylvania) (1)	3,108	80,870
Suffolk Bancorp (1)	1,558	51,461
Sun Bancorp Inc. (New Jersey) (2)	1,565	35,815
SunTrust Banks Inc.	50,061	3,607,896
Susquehanna Bancshares Inc. (1)	7,180	175,048
SY Bancorp Inc. (1)	1,791	39,402

Synovus Financial Corp.	46,571	1,297,468
Taylor Capital Group Inc. (1)	701	22,888
TCF Financial Corp. (1)	21,744	590,350
TD Banknorth Inc. (2)	13,907	434,455
Texas Capital Bancshares Inc. (2)	3,461	72,681
Texas Regional Bancshares Inc. Class A	6,175	185,929
Tompkins Trustco Inc. (1)	1,300	55,315
TriCo Bancshares	1,874	39,260
TrustCo Bank Corp. NY (1)	11,545	132,652
Trustmark Corp.	7,203	208,887
U.S. Bancorp	289,493	8,343,188
UCBH Holdings Inc. (1)	7,003	279,420
UMB Financial Corp. (1)	2,261	128,696
Umpqua Holdings Corp. (1)	6,538	152,662
Union Bankshares Corp.	1,155	36,983
UnionBanCal Corp.	8,634	528,832
United Bancshares Inc.	5,919	196,156
United Community Banks Inc. (1)	4,209	99,880
United PanAm Financial Corp. (1) (2)	449	9,155
Univest Corp. of Pennsylvania	1,066	42,437
Unizan Financial Corp.	3,465	90,090
USB Holding Co. Inc. (1)	1,654	36,702
Valley National Bancorp (1)	15,290	394,176
Virginia Commerce Bancorp Inc. (1) (2)	1,018	27,527
Virginia Financial Group Inc. (1)	1,081	35,559
W Holding Co. Inc.	16,912	170,304
Wachovia Corp.	245,691	12,508,129
Washington Trust Bancorp Inc.	1,871	51,415
Wells Fargo & Co.	257,826	15,417,995
WesBanco Inc. (1)	2,792	76,808
West Bancorporation	2,832	48,257
West Coast Bancorp	2,382	56,692
Westamerica Bancorp (1)	4,778	247,357
Western Sierra Bancorp (1) (2)	1,090	37,202
Whitney Holding Corp.	6,172	274,716
Wilmington Trust Corp. (1)	10,038	352,334
Wilshire Bancorp Inc.	2,370	30,905
Wintrust Financial Corp. (1)	3,376	158,976
Yardville National Bancorp (1)	1,164	37,970
Zions Bancorporation	13,736	948,059

		129,755,657

BEVERAGES—1.87%
Anheuser-Busch Companies Inc.	122,816	5,820,250
Boston Beer Co. Inc. Class A (2)	1,500	32,850
Brown-Forman Corp. Class B	8,641	473,095
Coca-Cola Bottling Co. Consolidated (1)	500	26,155
Coca-Cola Co. (The)	322,261	13,428,616
Coca-Cola Enterprises Inc.	36,128	741,347
Constellation Brands Inc. (2)	14,082	744,515
Farmer Brothers Co. (1)	998	23,902
Hansen Natural Corp. (1) (2)	1,031	61,932
Molson Coors Brewing Co. Class B	5,984	461,785
National Beverage Corp. (2)	1,162	9,470
Peet’s Coffee & Tea Inc. (1) (2)	1,761	43,409
Pepsi Bottling Group Inc.	23,326	649,629
PepsiAmericas Inc.	11,101	251,549
PepsiCo Inc.	260,791	13,829,747

		36,598,251

BIOTECHNOLOGY—1.39%
Affymetrix Inc. (1) (2)	9,284	397,727
Aksys Ltd. (1) (2)	2,428	7,697
Alexion Pharmaceuticals Inc. (2)	4,100	88,827
Amgen Inc. (2)	197,940	11,522,087
Applera Corp. - Celera Genomics Group (2)	11,138	114,164
ARIAD Pharmaceuticals Inc. (1) (2)	7,531	42,174
Avant Immunotherapeutics Inc. (1) (2)	9,180	14,963
Axonyx Inc. (1) (2)	8,503	10,459
Barrier Therapeutics Inc. (2)	961	14,886
Biogen Idec Inc. (2)	52,060	1,796,591
Bio-Rad Laboratories Inc. Class A (2)	2,757	134,293

Cambrex Corp. (1)	4,123	87,820
CancerVax Corp. (1) (2)	1,861	12,264
Celgene Corp. (1) (2)	25,045	852,782
Cell Genesys Inc. (1) (2)	6,866	31,103
Charles River Laboratories International Inc. (2)	9,161	430,933
Chiron Corp. (2)	16,834	590,200
Ciphergen Biosystems Inc. (1) (2)	2,819	7,809
Corgentech Inc. (1) (2)	807	1,872
CuraGen Corp. (1) (2)	6,460	26,874
Curis Inc. (1) (2)	8,006	28,661
CYTOGEN Corp. (2)	1,874	10,850
Cytokinetics Inc. (2)	768	5,038
deCODE genetics Inc. (1) (2)	7,524	42,887
Digene Corp. (1) (2)	2,231	46,293
Diversa Corp. (1) (2)	4,066	20,249
Encysive Pharmaceuticals Inc. (1) (2)	8,270	84,519
Enzo Biochem Inc. (1) (2)	3,674	52,979
Enzon Pharmaceuticals Inc. (2)	6,900	70,311
Exelixis Inc. (1) (2)	9,795	66,410
Genaera Corp. (2)	9,785	22,310
Genencor International Inc. (2)	899	17,288
Genentech Inc. (2)	67,697	3,832,327
Genzyme Corp. (1) (2)	37,336	2,137,113
Geron Corp. (1) (2)	7,191	43,937
GTx Inc. (1) (2)	1,058	9,628
Human Genome Sciences Inc. (1) (2)	20,465	188,687
ICOS Corp. (1) (2)	8,103	181,993
Illumina Inc. (1) (2)	4,817	38,921
Immunogen Inc. (2)	6,332	33,116
Immunomedics Inc. (1) (2)	6,326	15,372
Incyte Corp. (1) (2)	10,942	74,734
Integra LifeSciences Holdings Corp. (1) (2)	3,100	109,182
InterMune Inc. (1) (2)	4,127	45,397
Invitrogen Corp. (2)	7,962	550,970
Keryx Biopharmaceuticals Inc. (2)	2,836	37,889
Kosan Biosciences Inc. (1) (2)	3,365	13,796
Lexicon Genetics Inc. (2)	8,846	45,203
LifeCell Corp. (1) (2)	3,700	32,930
Martek Biosciences Corp. (1) (2)	4,266	248,239
Maxim Pharmaceuticals Inc. (2)	3,601	6,338
Maxygen Inc. (2)	3,109	26,675
MedImmune Inc. (2)	38,002	904,828
Millennium Pharmaceuticals Inc. (2)	47,005	395,782
Millipore Corp. (2)	7,645	331,793
Momenta Pharmaceuticals Inc. (2)	1,359	11,511
Myogen Inc. (2)	3,281	25,887
Myriad Genetics Inc. (1) (2)	4,795	88,180
Nanogen Inc. (1) (2)	7,707	26,820
Nektar Therapeutics (2)	13,001	181,234
Neose Technologies Inc. (1) (2)	3,152	8,132
Oscient Pharmaceuticals Corp. (2)	8,081	18,910
Peregrine Pharmaceuticals Inc. (1) (2)	17,480	25,696
Praecis Pharmaceuticals Inc. (2)	8,169	8,577
Protein Design Labs Inc. (1) (2)	14,476	231,471
Regeneration Technologies Inc. (1) (2)	3,652	37,652
Regeneron Pharmaceuticals Inc. (1) (2)	5,182	26,480
Seattle Genetics Inc. (1) (2)	4,807	24,708
Serologicals Corp. (1) (2)	5,322	130,070
SuperGen Inc. (2)	6,958	33,816
Telik Inc. (1) (2)	7,998	120,610
Tercica Inc. (2)	1,325	10,110
Third Wave Technologies Inc. (2)	4,764	27,441
Transkaryotic Therapies Inc. (1) (2)	4,595	114,714
Vertex Pharmaceuticals Inc. (1) (2)	11,688	109,400

		27,219,589

BUILDING MATERIALS—0.38%
Aaon Inc. (2)	1,264	20,805
American Standard Companies Inc.	28,416	1,320,776
Apogee Enterprises Inc.	4,423	63,160
Comfort Systems USA Inc. (2)	5,057	39,192
Drew Industries Inc. (1) (2)	1,036	39,005

Eagle Materials Inc. (1)	2,845	230,274
ElkCorp (1)	2,910	111,919
Florida Rock Industries Inc.	4,606	270,925
Genlyte Group Inc. (The) (2)	1,904	171,303
Interline Brands Inc. (2)	1,807	34,532
Lafarge North America Inc.	5,071	296,400
Lennox International Inc. (1)	6,962	152,607
LSI Industries Inc. (1)	2,901	32,578
Martin Marietta Materials Inc. (1)	7,344	410,676
Masco Corp.	66,830	2,316,996
NCI Building Systems Inc. (1) (2)	3,265	126,029
Simpson Manufacturing Co. Inc. (1)	5,723	176,841
Texas Industries Inc.	3,147	169,151
Trex Co. Inc. (1) (2)	1,580	70,168
U.S. Concrete Inc. (2)	2,340	14,672
Universal Forest Products Inc.	2,436	94,639
USG Corp. (1) (2)	5,062	167,856
Vulcan Materials Co.	15,700	892,231
York International Corp. (1)	6,325	247,813

		7,470,548

CHEMICALS—1.77%
Aceto Corp. (1)	3,297	24,464
Air Products & Chemicals Inc.	34,687	2,195,340
Airgas Inc.	9,240	220,744
Albemarle Corp.	5,460	198,526
American Vanguard Corp. (1)	601	26,967
Arch Chemicals Inc. (1)	3,401	96,826
Ashland Inc.	10,681	720,647
Cabot Corp.	9,701	324,304
Cabot Microelectronics Corp. (1) (2)	3,900	122,382
Celanese Corp. Class A (2)	7,525	135,375
Crompton Corp.	17,249	251,835
Cytec Industries Inc. (1)	5,942	322,353
Dow Chemical Co. (The)	143,003	7,128,700
Du Pont (E.I.) de Nemours and Co.	152,800	7,829,472
Eastman Chemical Co.	11,761	693,899
Ecolab Inc.	28,133	929,796
Engelhard Corp.	19,171	575,705
Ferro Corp.	6,362	119,733
FMC Corp. (2)	5,649	301,939
Fuller (H.B.) Co.	4,596	133,284
Georgia Gulf Corp.	4,242	195,047
Grace (W.R.) & Co. (1) (2)	10,311	87,850
Great Lakes Chemical Corp.	7,960	255,675
Hercules Inc. (2)	17,070	247,344
Huntsman Corp. (2)	9,109	212,422
International Flavors & Fragrances Inc.	12,973	512,433
Kronos Worldwide Inc.	409	17,383
Lubrizol Corp.	10,020	407,213
Lyondell Chemical Co.	29,664	828,219
MacDermid Inc.	4,025	130,812
Minerals Technologies Inc. (1)	3,248	213,653
Mosaic Co. (The) (1) (2)	19,618	334,683
NewMarket Corp. (2)	2,342	43,561
NL Industries Inc. (2)	1,332	30,769
Octel Corp.	1,693	31,371
Olin Corp. (1)	10,837	241,665
OM Group Inc. (2)	4,490	136,586
OMNOVA Solutions Inc. (1) (2)	6,398	34,357
PolyOne Corp. (1) (2)	13,557	120,386
PPG Industries Inc.	26,166	1,871,392
Praxair Inc.	49,572	2,372,516
Quaker Chemical Corp. (1)	1,195	24,545
Rohm & Haas Co.	24,459	1,174,032
RPM International Inc.	17,505	319,991
Schulman (A.) Inc. (1)	4,824	84,034
Sensient Technologies Corp. (1)	7,066	152,343
Sherwin-Williams Co. (The)	18,212	801,146
Sigma-Aldrich Corp.	10,566	647,167
Spartech Corp.	3,624	71,936
Stepan Co. (1)	1,080	25,391

Symyx Technologies Inc. (1) (2)	4,449	98,100
Terra Industries Inc. (1) (2)	7,769	60,287
UAP Holding Corp. (2)	4,200	67,620
Valhi Inc. (1)	1,675	32,914
Valspar Corp. (The)	7,735	359,987
Wellman Inc.	5,072	73,341
Westlake Chemical Corp.	1,881	60,850

		34,731,312

COAL—0.13%
Alpha Natural Resources Inc. (2)	4,435	127,151
Arch Coal Inc.	9,487	408,036
CONSOL Energy Inc. (1)	13,891	653,155
Foundation Coal Holdings Inc.	3,523	82,826
Massey Energy Co. (1)	11,726	469,509
Peabody Energy Corp.	19,482	903,186

		2,643,863

COMMERCIAL SERVICES—1.47%
Aaron Rents Inc. (1)	5,867	117,340
ABM Industries Inc. (1)	5,820	111,919
ADESA Inc.	14,618	341,476
Administaff Inc. (1)	3,597	52,516
Advance America Cash Advance Centers Inc.	10,006	154,893
Advisory Board Co. (The) (2)	2,819	123,190
Albany Molecular Research Inc. (2)	3,116	32,032
Alderwoods Group Inc. (2)	5,660	70,410
Alliance Data Systems Corp. (2)	6,950	280,780
AMN Healthcare Services Inc. (1) (2)	2,167	34,477
Answerthink Inc. (1) (2)	5,882	24,293
Apollo Group Inc. Class A (2)	22,219	1,645,539
ARAMARK Corp. Class B (1)	15,712	412,911
Arbitron Inc.	4,676	200,600
Banta Corp.	3,914	167,519
BearingPoint Inc. (2)	24,360	213,637
Block (H & R) Inc.	25,112	1,270,165
Bowne & Co. Inc. (1)	5,274	79,321
Bright Horizons Family Solutions Inc. (2)	3,919	132,227
Career Education Corp. (2)	15,490	530,687
CDI Corp. (1)	1,906	42,180
Cendant Corp.	155,661	3,197,277
Central Parking Corp. (1)	2,856	49,066
Century Business Services Inc. (1) (2)	9,983	40,930
Charles River Associates Inc. (1) (2)	1,562	77,085
Chemed Corp.	1,917	146,612
ChoicePoint Inc. (2)	13,594	545,255
Clark Inc.	2,177	33,700
Coinstar Inc. (2)	3,945	83,634
Consolidated Graphics Inc. (2)	1,697	89,262
Convergys Corp. (2)	21,625	322,861
Corinthian Colleges Inc. (1) (2)	13,902	218,539
Cornell Companies Inc. (2)	1,659	20,903
Corporate Executive Board Co. (The) (1)	6,006	384,084
Corrections Corp. of America (1) (2)	5,922	228,589
CorVel Corp. (1) (2)	1,148	24,475
CoStar Group Inc. (1) (2)	2,519	92,825
Cross Country Healthcare Inc. (1) (2)	3,577	59,951
Deluxe Corp.	7,647	304,809
DeVry Inc. (1) (2)	9,270	175,388
DiamondCluster International Inc. Class A (2)	3,932	63,305
Dollar Financial Corp. (2)	986	11,714
Dollar Thrifty Automotive Group Inc. (2)	3,644	119,450
Donnelley (R.R.) & Sons Co.	33,296	1,052,820
Educate Inc. (2)	2,771	38,434
Education Management Corp. (2)	11,395	318,490
Electro Rent Corp. (2)	2,328	31,242
Equifax Inc.	19,775	606,895
Euronet Worldwide Inc. (1) (2)	3,622	103,408
Exponent Inc. (2)	1,123	26,828
First Advantage Corp. Class A (2)	596	12,516
Forrester Research Inc. (2)	2,245	31,610
FTI Consulting Inc. (1) (2)	6,436	132,839

Gartner Inc. Class A (1) (2)	9,457	90,503
Geo Group Inc. (The) (1) (2)	1,230	35,153
Gevity HR Inc.	3,394	64,893
Healthcare Services Group Inc. (1)	2,468	59,849
Heidrick & Struggles International Inc. (1) (2)	2,380	87,513
Hewitt Associates Inc. Class A (1) (2)	6,345	168,777
Hooper Holmes Inc. (1)	9,280	35,450
Hudson Highland Group Inc. (1) (2)	3,003	51,321
Huron Consulting Group Inc. (2)	922	19,095
Insurance Auto Auctions Inc. (1) (2)	1,174	32,696
Integrated Electrical Services Inc. (1) (2)	5,146	14,203
Interactive Data Corp. (1) (2)	5,755	119,416
Intersections Inc. (2)	798	11,611
iPayment Holdings Inc. (1) (2)	1,687	71,191
Iron Mountain Inc. (1) (2)	16,866	486,415
ITT Educational Services Inc. (1) (2)	6,916	335,426
Jackson Hewitt Tax Service Inc. (1)	5,848	122,340
Kelly Services Inc. Class A (1)	2,818	81,130
Kforce Inc. (1) (2)	4,220	46,378
Korn/Ferry International (1) (2)	4,720	89,822
Labor Ready Inc. (1) (2)	6,456	120,404
Landauer Inc. (1)	1,424	67,697
Laureate Education Inc. (1) (2)	5,894	252,204
Learning Tree International Inc. (1) (2)	1,080	15,563
LECG Corp. (2)	1,692	33,163
Magellan Health Services Inc. (2)	3,953	134,600
Manpower Inc.	13,851	602,796
MAXIMUS Inc.	2,895	96,954
McGrath RentCorp (1)	3,121	72,969
McKesson Corp.	44,659	1,685,877
Medical Staffing Network Holdings Inc. (1) (2)	1,055	6,974
Midas Inc. (1) (2)	2,330	53,194
MoneyGram International Inc. (1)	13,385	252,843
Monro Muffler Brake Inc. (1) (2)	1,578	40,728
Moody’s Corp.	19,149	1,548,388
MPS Group Inc. (2)	15,895	167,056
Navigant Consulting Inc. (2)	6,880	187,342
NCO Group Inc. (1) (2)	4,082	79,803
Neurogen Corp. (1) (2)	4,201	29,743
PAREXEL International Corp. (2)	4,036	94,846
Paychex Inc.	50,395	1,653,964
PDI Inc. (2)	1,194	24,477
Pharmaceutical Product Development Inc. (1) (2)	7,452	361,049
PHH Corp. (2)	7,793	170,433
PRA International (2)	1,246	33,555
Pre-Paid Legal Services Inc. (1)	1,689	57,156
PRG-Schultz International Inc. (1) (2)	5,982	29,970
Princeton Review Inc. (The) (2)	1,822	10,039
ProxyMed Inc. (2)	646	5,614
QC Holdings Inc. (2)	731	10,987
Quanta Services Inc. (2)	10,929	83,388
Rent-A-Center Inc. (2)	9,696	264,798
Rent-Way Inc. (1) (2)	4,020	32,964
Resources Connection Inc. (1) (2)	7,036	147,263
Rewards Network Inc. (2)	3,331	13,857
Robert Half International Inc.	22,497	606,519
Rollins Inc. (1)	4,284	79,682
Service Corp. International (2)	52,289	391,122
ServiceMaster Co. (The)	44,434	599,859
SFBC International Inc. (1) (2)	2,257	79,537
Sotheby’s Holdings Inc. Class A (2)	7,187	121,892
Source Interlink Companies Inc. (2)	3,393	38,171
SOURCECORP Inc. (2)	2,255	45,416
Spherion Corp. (1) (2)	8,681	65,021
StarTek Inc. (1)	1,659	27,871
Stewart Enterprises Inc. Class A (2)	15,665	96,340
Strayer Education Inc. (1)	2,237	253,497
TeleTech Holdings Inc. (1) (2)	5,779	74,665
TNS Inc. (2)	550	9,872
United Rentals Inc. (1) (2)	6,416	129,667
Universal Technical Institute Inc. (2)	2,263	83,278
Valassis Communications Inc. (2)	8,096	283,036

Vertrue Inc. (1) (2)	794	28,139
Viad Corp.	3,532	95,011
Volt Information Sciences Inc. (2)	1,110	26,806
Watson Wyatt & Co. Holdings (1)	4,770	129,744
Weight Watchers International Inc. (1) (2)	6,188	265,960
Wright Express Corp. (2)	6,041	103,301

		28,783,154

COMPUTERS—4.12%
ActivCard Corp. (2)	5,769	36,633
Advanced Digital Information Corp. (2)	9,933	81,451
Affiliated Computer Services Inc. Class A (2)	18,818	1,001,870
Agilysys Inc.	3,983	78,306
Ansoft Corp. (2)	813	21,935
Anteon International Corp. (2)	4,209	163,856
Apple Computer Inc. (2)	122,794	5,116,826
BISYS Group Inc. (The) (2)	18,438	289,108
Blue Coat Systems Inc. (2)	1,688	39,668
Brocade Communications Systems Inc. (2)	39,204	232,088
CACI International Inc. Class A (1) (2)	4,441	245,276
Cadence Design Systems Inc. (2)	41,888	626,226
Carreker Corp. (2)	2,433	13,649
Catapult Communications Corp. (2)	1,222	26,090
Ceridian Corp. (2)	22,938	391,093
CIBER Inc. (1) (2)	8,104	58,916
Cognizant Technology Solutions Corp. (2)	19,839	916,562
Computer Sciences Corp. (2)	28,692	1,315,528
Covansys Corp. (2)	3,321	49,533
Cray Inc. (1) (2)	13,526	34,491
CyberGuard Corp. (2)	2,321	19,125
CyberSource Corp. (1) (2)	3,439	17,711
Dell Inc. (2)	386,803	14,860,971
Diebold Inc.	11,037	605,379
Digimarc Corp. (2)	1,689	10,387
Dot Hill Systems Corp. (1) (2)	5,745	34,183
DST Systems Inc. (2)	10,919	504,239
Echelon Corp. (2)	3,637	24,877
Electronic Data Systems Corp.	77,582	1,603,620
Electronics For Imaging Inc. (1) (2)	7,986	142,470
EMC Corp. (2)	369,521	4,552,499
Equinix Inc. (1) (2)	1,874	79,345
FactSet Research Systems Inc. (1)	4,531	149,568
Gateway Inc. (2)	33,520	135,086
Henry (Jack) & Associates Inc.	10,527	189,381
Hewlett-Packard Co.	443,334	9,726,748
Hutchinson Technology Inc. (1) (2)	4,072	141,624
iGATE Corp. (1) (2)	2,171	8,098
Imation Corp. (1)	5,406	187,858
InFocus Corp. (1) (2)	6,350	36,449
Intergraph Corp. (2)	4,890	140,881
Internap Network Services Corp. (2)	48,957	28,885
International Business Machines Corp.	257,501	23,530,441
InterVoice-Brite Inc. (2)	5,645	63,393
Iomega Corp. (1) (2)	8,634	37,040
Kanbay International Inc. (2)	1,193	24,409
Komag Inc. (2)	4,400	98,340
Kronos Inc. (1) (2)	4,707	240,575
LaserCard Corp. (1) (2)	1,120	5,578
Lexar Media Inc. (1) (2)	11,096	55,258
Lexmark International Inc. (2)	19,875	1,589,404
Magma Design Automation Inc. (1) (2)	3,435	40,773
Manhattan Associates Inc. (1) (2)	4,449	90,626
Maxtor Corp. (2)	36,791	195,728
McDATA Corp. Class A (1) (2)	17,902	67,491
Mentor Graphics Corp. (1) (2)	11,994	164,318
Mercury Computer Systems Inc. (1) (2)	3,384	93,331
Merge Technologies Inc. (1) (2)	1,829	32,099
MICROS Systems Inc. (2)	5,001	183,587
Mobility Electronics Inc. (1) (2)	3,045	21,285
MTS Systems Corp. (1)	3,054	88,658
National Instruments Corp. (1)	8,014	216,779
NCR Corp. (1) (2)	29,086	981,362

Ness Technologies Inc. (2)	2,102	25,182
NetScout Systems Inc. (2)	2,885	12,838
Network Appliance Inc. (2)	49,833	1,378,381
Overland Storage Inc. (2)	2,197	32,252
PalmOne Inc. (1) (2)	6,380	161,924
PEC Solutions Inc. (2)	2,083	26,204
Perot Systems Corp. Class A (1) (2)	11,604	155,958
Quantum Corp. (1) (2)	27,132	78,954
RadiSys Corp. (1) (2)	2,856	40,441
Reynolds & Reynolds Co. (The) Class A	9,469	256,231
SanDisk Corp. (2)	27,564	766,279
SI International Inc. (1) (2)	1,115	30,807
Silicon Graphics Inc. (1) (2)	40,868	48,633
Silicon Storage Technology Inc. (1) (2)	12,266	45,630
SimpleTech Inc. (2)	2,739	10,792
SRA International Inc. Class A (2)	2,102	126,645
Storage Technology Corp. (2)	16,202	499,022
Stratasys Inc. (2)	1,316	37,282
Sun Microsystems Inc. (2)	507,315	2,049,553
SunGard Data Systems Inc. (2)	44,211	1,525,279
Sykes Enterprises Inc. (2)	3,549	24,382
Synaptics Inc. (1) (2)	3,388	78,602
Synopsys Inc. (2)	22,442	406,200
Syntel Inc.	749	13,257
TALX Corp.	3,291	59,765
Tier Technologies Inc. Class B (2)	2,217	16,339
TransAct Technologies Inc. (2)	1,101	11,021
Tumbleweed Communications Corp. (2)	5,909	16,309
Tyler Technologies Inc. (1) (2)	6,511	49,549
Ultimate Software Group Inc. (1) (2)	2,726	43,561
Unisys Corp. (2)	51,419	363,018
Western Digital Corp. (2)	31,542	402,160
Xybernaut Corp. (1) (2)	23,280	9,778

		80,561,192

COSMETICS & PERSONAL CARE—2.17%
Alberto-Culver Co.	11,006	526,747
Avon Products Inc.	72,022	3,092,625
Chattem Inc. (1) (2)	2,714	120,692
Colgate-Palmolive Co.	81,250	4,238,812
Elizabeth Arden Inc. (1) (2)	3,574	84,847
Estee Lauder Companies Inc. Class A	16,448	739,831
Gillette Co. (The)	153,258	7,736,464
Inter Parfums Inc. (1)	1,000	14,400
Kimberly-Clark Corp.	76,568	5,032,815
Procter & Gamble Co.	392,772	20,816,916
Revlon Inc. Class A (2)	20,328	58,545

		42,462,694

DISTRIBUTION & WHOLESALE—0.28%
Advanced Marketing Services Inc. (1) (2)	2,162	12,972
Aviall Inc. (1) (2)	3,668	102,704
Beacon Roofing Supply Inc. (2)	2,131	46,637
BlueLinx Holdings Inc.	1,307	17,658
Brightpoint Inc. (2)	2,461	46,095
Building Materials Holdings Corp.	1,934	86,024
CDW Corp. (1)	9,924	562,492
Central European Distribution Corp. (1) (2)	1,801	59,955
Fastenal Co. (1)	9,312	515,047
Genuine Parts Co.	26,618	1,157,617
Grainger (W.W.) Inc.	11,782	733,665
Handleman Co.	3,569	67,668
Hughes Supply Inc.	10,263	305,324
Ingram Micro Inc. Class A (2)	18,694	311,629
LKQ Corp. (2)	1,883	37,792
NuCo2 Inc. (1) (2)	1,222	32,139
Owens & Minor Inc. (1)	5,956	161,705
ScanSource Inc. (2)	1,941	100,602
SCP Pool Corp. (1)	8,264	263,291
Tech Data Corp. (2)	8,878	329,019
United Stationers Inc. (1) (2)	5,159	233,445
Watsco Inc. (1)	3,384	142,466

WESCO International Inc. (2)	3,140	87,920

		5,413,866

DIVERSIFIED FINANCIAL SERVICES—7.01%
Accredited Home Lenders Holding Co. (1) (2)	2,572	93,184
Advanta Corp. Class B (1)	3,058	70,334
Affiliated Managers Group Inc. (1) (2)	3,712	230,255
American Express Co.	172,355	8,853,876
AmeriCredit Corp. (2)	23,964	561,716
Ameritrade Holding Corp. (2)	36,618	373,870
Archipelago Holdings Inc. (2)	1,792	31,718
Asset Acceptance Capital Corp. (2)	1,346	25,682
Asta Funding Inc.	1,602	33,914
Bear Stearns Companies Inc. (The)	17,285	1,726,771
BKF Capital Group Inc.	1,050	42,010
BlackRock Inc.	2,783	208,530
Calamos Asset Management Inc. Class A	3,635	97,854
Capital One Financial Corp.	36,592	2,735,984
Capital Southwest Corp.	390	30,849
Capital Trust Inc. Class A	1,858	61,648
CapitalSource Inc. (1) (2)	10,026	230,598
CharterMac	6,816	146,544
Chicago Mercantile Exchange Holdings Inc.	5,040	977,911
Circle Group Holdings Inc. (1) (2)	2,363	1,701
CIT Group Inc.	32,436	1,232,568
Citigroup Inc.	790,234	35,513,116
Cohen & Steers Inc.	1,315	21,697
Collegiate Funding Services LLC (2)	925	14,411
CompuCredit Corp. (2)	2,916	77,624
Countrywide Financial Corp.	85,284	2,768,319
Credit Acceptance Corp. (2)	1,752	34,655
Doral Financial Corp.	13,150	287,854
E*TRADE Financial Corp. (2)	56,252	675,024
Eaton Vance Corp.	20,706	485,349
Edwards (A.G.) Inc.	12,228	547,814
Encore Capital Group Inc. (2)	2,101	30,570
eSpeed Inc. (2)	3,373	31,032
Federal Agricultural Mortgage Corp. (1)	1,274	22,282
Federal Home Loan Mortgage Corp.	105,162	6,646,238
Federal National Mortgage Association	148,014	8,059,362
Federated Investors Inc. Class B	12,803	362,453
Financial Federal Corp. (1)	2,736	96,772
First Cash Inc. (2)	1,562	33,068
Franklin Resources Inc.	24,360	1,672,314
Friedman, Billings, Ramsey Group Inc. Class A (1)	21,408	339,745
Gabelli Asset Management Inc. Class A (1)	1,117	49,874
GFI Group Inc. (2)	820	22,001
Goldman Sachs Group Inc.	49,970	5,496,200
Greenhill & Co. Inc.	571	20,442
Greg Manning Auctions Inc. (1) (2)	713	7,180
Harris & Harris Group Inc. (2)	2,549	30,690
IndyMac Bancorp Inc. (1)	9,320	316,880
Instinet Group Inc. (2)	19,752	116,142
Investment Technology Group Inc. (2)	6,746	118,055
Janus Capital Group Inc.	36,435	508,268
Jefferies Group Inc. (1)	7,909	298,011
JP Morgan Chase & Co.	544,425	18,837,105
Knight Trading Group Inc. (2)	18,067	174,166
LaBranche & Co. Inc. (2)	8,104	75,367
Legg Mason Inc. (1)	15,933	1,245,006
Lehman Brothers Holdings Inc.	42,287	3,981,744
MarketAxess Holdings Inc. (2)	747	8,344
Marlin Business Services Corp. (2)	715	14,572
MBNA Corp.	173,419	4,257,436
Merrill Lynch & Co. Inc.	146,336	8,282,618
Metris Companies Inc. (2)	4,676	54,195
Morgan Stanley	167,929	9,613,935
National Financial Partners Corp. (1)	5,234	208,313
Nelnet Inc. Class A (2)	1,363	43,384
Nuveen Investments Inc. Class A	2,882	98,910
optionsXpress Holdings Inc. (2)	3,014	48,797
Piper Jaffray Companies Inc. (1) (2)	2,986	109,258

Portfolio Recovery Associates Inc. (1) (2)	1,910	64,997
Providian Financial Corp. (2)	44,801	768,785
Raymond James Financial Inc.	9,293	281,578
Sanders Morris Harris Group Inc. (1)	1,767	31,947
Schwab (Charles) Corp. (The)	151,869	1,596,143
SLM Corp.	66,998	3,339,180
Stifel Financial Corp. (2)	1,268	27,642
Student Loan Corp.	602	125,824
SWS Group Inc.	2,277	36,500
T. Rowe Price Group Inc.	16,548	982,620
Waddell & Reed Financial Inc. Class A (1)	12,802	252,711
Westcorp Inc.	3,368	142,298
WFS Financial Inc.	1,065	45,955
World Acceptance Corp. (1) (2)	2,474	63,136

		137,283,425

ELECTRIC—3.04%
AES Corp. (The) (2)	97,747	1,601,096
Allegheny Energy Inc. (1) (2)	21,195	437,889
ALLETE Inc.	4,551	190,459
Alliant Energy Corp.	17,029	456,037
Ameren Corp.	29,611	1,451,235
American Electric Power Co. Inc.	60,353	2,055,623
Aquila Inc. (2)	36,742	140,722
Avista Corp. (1)	7,617	133,297
Black Hills Corp. (1)	4,822	159,464
Calpine Corp. (1) (2)	66,500	186,200
CenterPoint Energy Inc. (1)	41,360	497,561
Central Vermont Public Service Corp. (1)	1,791	40,262
CH Energy Group Inc. (1)	2,437	111,371
Cinergy Corp.	29,198	1,183,103
Cleco Corp. (1)	7,506	159,878
CMS Energy Corp. (2)	30,207	393,899
Consolidated Edison Inc.	36,722	1,548,934
Constellation Energy Group Inc.	25,730	1,330,241
Dominion Resources Inc.	52,379	3,898,569
DPL Inc.	19,208	480,200
DTE Energy Co. (1)	26,582	1,208,949
Duke Energy Corp.	139,669	3,912,129
Duquesne Light Holdings Inc. (1)	11,774	210,990
Edison International	49,896	1,732,389
El Paso Electric Co. (2)	7,086	134,634
Empire District Electric Co. (The) (1)	4,101	95,389
Energy East Corp.	22,251	583,421
Entergy Corp.	32,827	2,319,556
Exelon Corp.	100,907	4,630,622
FirstEnergy Corp.	50,292	2,109,749
FPL Group Inc.	56,389	2,264,018
Great Plains Energy Inc. (1)	11,178	341,823
Hawaiian Electric Industries Inc. (1)	12,183	310,910
IDACORP Inc. (1)	6,486	184,008
MDU Resources Group Inc.	18,079	499,342
MGE Energy Inc.	3,091	102,467
NiSource Inc.	40,259	917,503
Northeast Utilities	19,337	372,624
NRG Energy Inc. (1) (2)	12,147	414,820
NSTAR	8,038	436,463
OGE Energy Corp.	13,311	358,731
Ormat Technologies Inc.	1,114	17,445
Otter Tail Corp. (1)	4,586	114,833
Pepco Holdings Inc.	29,015	609,025
PG&E Corp. (1)	60,839	2,074,610
Pinnacle West Capital Corp.	14,052	597,351
PNM Resources Inc. (1)	9,395	250,659
PPL Corp.	28,777	1,553,670
Progress Energy Inc.	37,600	1,577,320
Public Service Enterprise Group Inc. (1)	36,200	1,968,918
Puget Energy Inc.	15,056	331,834
Reliant Energy Inc. (2)	45,773	520,897
SCANA Corp. (1)	16,963	648,326
Sierra Pacific Resources Corp. (1) (2)	17,536	188,512
Southern Co. (The)	112,559	3,582,753

TECO Energy Inc. (1)	30,824	483,320
TXU Corp. (1)	36,880	2,936,754
UIL Holdings Corp. (1)	1,954	98,970
UniSource Energy Corp. (1)	5,266	163,088
Westar Energy Inc.	13,165	284,891
Wisconsin Energy Corp. (1)	17,990	638,645
WPS Resources Corp. (1)	5,745	304,025
Xcel Energy Inc. (1)	61,041	1,048,684

		59,591,107

ELECTRICAL COMPONENTS & EQUIPMENT—0.43%
Advanced Energy Industries Inc. (1) (2)	2,937	28,401
American Power Conversion Corp.	26,276	686,066
AMETEK Inc.	10,430	419,807
Artesyn Technologies Inc. (1) (2)	5,728	49,891
Belden CDT Inc. (1)	7,081	157,269
C&D Technologies Inc.	4,106	41,265
Capstone Turbine Corp. (2)	9,955	15,430
Cherokee International Corp. (2)	1,093	7,640
Color Kinetics Inc. (2)	938	9,455
Emerson Electric Co.	64,423	4,182,985
Encore Wire Corp. (2)	2,333	23,797
Energizer Holdings Inc. (2)	11,101	663,840
Energy Conversion Devices Inc. (1) (2)	3,138	71,327
EnerSys (2)	2,132	27,929
General Cable Corp. (1) (2)	6,339	76,512
GrafTech International Ltd. (2)	14,366	81,743
Hubbell Inc. Class B	9,355	478,040
Intermagnetics General Corp. (1) (2)	4,318	105,100
Littelfuse Inc. (2)	3,370	96,550
Magnetek Inc. (1) (2)	2,881	15,356
Medis Technologies Ltd. (1) (2)	2,296	32,925
Molex Inc.	20,971	552,796
Powell Industries Inc. (2)	1,104	20,446
Power-One Inc. (2)	9,349	45,436
Rayovac Corp. (2)	7,697	320,195
Universal Display Corp. (1) (2)	2,427	16,965
Valence Technology Inc. (1) (2)	8,831	27,111
Vicor Corp.	2,539	26,507
Wilson Greatbatch Technologies Inc. (1) (2)	2,996	54,647

		8,335,431

ELECTRONICS—0.79%
ADE Corp. (2)	1,160	25,752
Agilent Technologies Inc. (2)	73,295	1,627,149
American Superconductor Corp. (2)	3,314	33,074
Amphenol Corp. Class A	10,493	388,661
Analogic Corp. (1)	1,620	70,065
Applera Corp. - Applied Biosystems Group	30,893	609,828
Arrow Electronics Inc. (2)	17,528	444,335
Avnet Inc. (1) (2)	18,537	341,452
AVX Corp. (1)	7,658	93,810
Bei Technologies Inc. (1)	1,740	41,708
Bel Fuse Inc. Class B (1)	1,683	50,995
Benchmark Electronics Inc. (1) (2)	6,420	204,349
Brady Corp. Class A (1)	5,433	175,758
Checkpoint Systems Inc. (1) (2)	5,636	95,136
Cogent Inc. (2)	3,142	79,116
Coherent Inc. (1) (2)	4,584	154,756
CTS Corp.	5,242	68,146
Cubic Corp. (1)	2,420	45,835
Cymer Inc. (1) (2)	5,842	156,390
Daktronics Inc. (1) (2)	2,252	48,756
DDi Corp. (1) (2)	3,307	9,260
Dionex Corp. (1) (2)	2,831	154,289
Dolby Laboratories Inc. Class A (2)	4,110	96,585
Electro Scientific Industries Inc. (2)	4,148	80,430
Excel Technology Inc. (1) (2)	1,665	40,926
FEI Co. (1) (2)	3,661	84,752
Fisher Scientific International Inc. (2)	16,644	947,376
FLIR Systems Inc. (1) (2)	10,470	317,241
FSI International Inc. (2)	3,702	15,659

Gentex Corp. (1)	11,679	372,560
Identix Inc. (1) (2)	12,766	64,468
II-VI Inc. (1) (2)	3,444	60,063
Intevac Inc. (1) (2)	1,861	17,549
Itron Inc. (1) (2)	3,079	91,262
Jabil Circuit Inc. (2)	24,865	709,150
Keithley Instruments Inc. (1)	1,903	30,695
KEMET Corp. (2)	13,937	108,012
Maxwell Technologies Inc. (2)	1,244	11,407
Measurements Specialties Inc. (1) (2)	1,652	37,996
Merix Corp. (2)	2,233	25,032
Methode Electronics Inc. (1)	5,315	64,365
Metrologic Instruments Inc. (2)	1,760	39,565
Mettler Toledo International Inc. (2)	6,880	326,800
MIPS Technologies Inc. Class A (1) (2)	6,599	75,888
Molecular Devices Corp. (2)	2,385	45,315
Multi-Fineline Electronix Inc. (2)	1,141	20,139
OSI Systems Inc. (1) (2)	2,236	39,152
Paradyne Networks Inc. (2)	4,857	10,151
Park Electrochemical Corp. (1)	2,819	57,113
Parker Hannifin Corp.	18,201	1,108,805
Paxar Corp. (2)	5,430	115,876
PerkinElmer Inc.	19,733	407,092
Photon Dynamics Inc. (1) (2)	2,832	53,978
Planar Systems Inc. (1) (2)	1,915	17,273
Plexus Corp. (2)	6,472	74,493
PLX Technology Inc. (1) (2)	3,584	37,632
RAE Systems Inc. (2)	5,845	17,944
Rofin-Sinar Technologies Inc. (2)	2,392	76,879
Rogers Corp. (2)	2,410	96,400
Sanmina-SCI Corp. (2)	79,230	413,581
SBS Technologies Inc. (2)	2,316	25,823
Solectron Corp. (2)	142,683	495,110
Sonic Solutions Inc. (1) (2)	2,489	37,459
Spatialight Inc. (1) (2)	3,958	19,988
Stoneridge Inc. (2)	2,236	27,302
Suntron Corp. (2)	710	1,526
Symbol Technologies Inc.	35,619	516,119
Sypris Solutions Inc.	589	6,314
Taser International Inc. (1) (2)	7,551	90,612
Technitrol Inc. (2)	6,294	93,906
Tektronix Inc.	13,628	334,295
Thermo Electron Corp. (2)	25,585	647,045
Thomas & Betts Corp. (1) (2)	9,157	295,771
Trimble Navigation Ltd. (2)	7,632	258,038
TTM Technologies Inc. (1) (2)	5,728	59,915
Ultralife Batteries Inc. (1) (2)	1,808	30,953
Varian Inc. (2)	5,393	204,341
Viisage Technology Inc. (1) (2)	4,539	15,296
Vishay Intertechnology Inc. (2)	22,054	274,131
Waters Corp. (2)	18,240	652,810
Watts Water Technologies Inc. Class A	3,842	125,288
Woodhead Industries Inc.	1,765	24,004
Woodward Governor Co.	1,561	111,924
X-Rite Inc.	2,794	42,022
Zygo Corp. (2)	2,394	31,026

		15,549,242

ENERGY - ALTERNATE SOURCES—0.02%
FuelCell Energy Inc. (1) (2)	6,205	61,926
Headwaters Inc. (1) (2)	6,049	198,528
KFx Inc. (1) (2)	7,107	95,234
Plug Power Inc. (2)	7,171	47,329

		403,017

ENERGY & RELATED—0.01%
Edge Petroleum Corp. (1) (2)	2,765	45,788
Syntroleum Corp. (1) (2)	4,726	57,846

		103,634

ENGINEERING & CONSTRUCTION—0.11%
Dycom Industries Inc. (2)	7,343	168,816

EMCOR Group Inc. (1) (2)	2,284	106,937
Fluor Corp. (1)	12,703	704,127
Granite Construction Inc.	5,163	135,632
Infrasource Services Inc. (2)	1,008	12,096
Insituform Technologies Inc. Class A (1) (2)	3,914	56,792
Jacobs Engineering Group Inc. (1) (2)	8,539	443,345
Perini Corp. (2)	742	10,232
Shaw Group Inc. (The) (1) (2)	9,472	206,490
URS Corp. (2)	4,915	141,306
Washington Group International Inc. (1) (2)	3,745	168,488

		2,154,261

ENTERTAINMENT—0.23%
Alliance Gaming Corp. (1) (2)	7,499	71,915
Argosy Gaming Co. (2)	3,972	182,394
Carmike Cinemas Inc.	1,048	39,069
Churchill Downs Inc. (1)	1,090	43,153
Dover Downs Gaming & Entertainment Inc. (1)	1,788	22,261
Dover Motorsports Inc. (1)	2,858	14,433
DreamWorks Animation SKG Inc. Class A (2)	4,808	195,734
Empire Resorts Inc. (1) (2)	988	7,143
Gaylord Entertainment Co. (1) (2)	4,767	192,587
Great Wolf Resorts Inc. (2)	3,094	77,195
GTECH Holdings Corp.	18,280	430,128
International Game Technology Inc. (1)	53,159	1,417,219
International Speedway Corp. Class A	5,307	287,905
Isle of Capri Casinos Inc. (1) (2)	1,904	50,532
Macrovision Corp. (2)	7,336	167,187
Magna Entertainment Corp. Class A (1) (2)	6,309	38,737
Metro-Goldwyn-Mayer Inc.	8,801	105,172
Nevada Gold & Casinos Inc. (2)	1,064	13,619
Penn National Gaming Inc. (2)	9,775	287,189
Pinnacle Entertainment Inc. (2)	6,296	105,143
Regal Entertainment Group Class A (1)	6,499	136,674
Scientific Games Corp. Class A (1) (2)	11,882	271,504
Shuffle Master Inc. (1) (2)	5,217	151,084
Six Flags Inc. (2)	13,950	57,474
Speedway Motorsports Inc.	2,254	80,468
Steinway Musical Instruments Inc. (2)	1,004	30,080
Sunterra Corp. (1) (2)	3,049	45,979
Vail Resorts Inc. (1) (2)	3,048	76,962

		4,598,940

ENVIRONMENTAL CONTROL—0.25%
Aleris International Inc. (2)	4,147	103,468
Allied Waste Industries Inc. (2)	42,890	313,526
Calgon Carbon Corp. (1)	5,286	45,142
Casella Waste Systems Inc. Class A (2)	2,905	38,433
Darling International Inc. (2)	10,300	41,097
Duratek Inc. (2)	1,700	33,915
Layne Christensen Co. (2)	1,142	19,722
Metal Management Inc.	2,829	72,649
Mine Safety Appliances Co. (1)	3,373	130,670
Nalco Holding Co. (2)	6,859	129,155
Republic Services Inc.	23,444	784,905
Stericycle Inc. (2)	6,790	300,118
Tetra Tech Inc. (1) (2)	8,766	110,627
TRC Companies Inc. (2)	1,140	16,758
Waste Connections Inc. (1) (2)	7,360	255,760
Waste Management Inc.	88,574	2,555,360

		4,951,305

FOOD—1.71%
Albertson’s Inc. (1)	56,320	1,163,008
American Italian Pasta Co. Class A (1)	2,495	68,363
Archer-Daniels-Midland Co.	89,135	2,190,938
Arden Group Inc. Class A (1)	233	16,538
Cal-Maine Foods Inc. (1)	1,848	14,525
Campbell Soup Co.	35,054	1,017,267
Chiquita Brands International Inc. (1)	6,305	168,848
ConAgra Foods Inc.	80,585	2,177,407
Corn Products International Inc.	11,007	286,072

Dean Foods Co. (2)	22,685	778,095
Del Monte Foods Co. (2)	27,597	299,427
Flowers Foods Inc.	5,352	150,980
General Mills Inc.	44,220	2,173,413
Gold Kist Inc. (2)	2,123	33,756
Great Atlantic & Pacific Tea Co. (1) (2)	2,222	33,108
Hain Celestial Group Inc. (1) (2)	4,054	75,567
Heinz (H.J.) Co.	53,688	1,977,866
Hershey Foods Corp.	26,362	1,593,847
Hormel Foods Corp.	11,245	349,832
Ingles Markets Inc. Class A	1,243	16,557
J&J Snack Foods Corp.	824	38,588
Kellogg Co.	37,188	1,609,125
Kraft Foods Inc.	40,641	1,343,185
Kroger Co. (2)	112,424	1,802,157
Lance Inc.	3,981	63,975
M&F Worldwide Corp. (1) (2)	1,296	17,289
McCormick & Co. Inc. NVS	20,999	722,996
MGP Ingredients Inc. (1)	811	6,764
Nash Finch Co.	1,740	66,103
Pathmark Stores Inc. (2)	4,735	29,878
Performance Food Group Co. (1) (2)	7,051	195,172
Pilgrim’s Pride Corp.	2,370	84,656
Provide Commerce Inc. (2)	589	17,010
Ralcorp Holdings Inc.	4,426	209,571
Ruddick Corp.	5,195	120,264
Safeway Inc. (2)	67,988	1,259,818
Sanderson Farms Inc. (1)	1,657	71,599
Sanfilippo (John B.) & Son Inc. (2)	1,061	26,079
Sara Lee Corp.	120,586	2,672,186
Seaboard Corp.	53	56,869
Smithfield Foods Inc. (2)	12,888	406,616
Smucker (J.M.) Co. (The) (1)	8,775	441,382
SUPERVALU Inc.	20,564	685,809
Sysco Corp.	97,611	3,494,474
Tootsie Roll Industries Inc. (1)	3,760	112,812
Tyson Foods Inc. Class A	33,742	562,817
United Natural Foods Inc. (1) (2)	5,868	168,001
Weis Markets Inc. (1)	1,817	66,993
Whole Foods Market Inc.	9,477	967,886
Wild Oats Markets Inc. (1) (2)	4,570	48,579
Wrigley (William Jr.) Co.	23,926	1,568,828

		33,522,895

FOREST PRODUCTS & PAPER—0.51%
Bowater Inc.	8,514	320,722
Buckeye Technologies Inc. (2)	4,607	49,756
Caraustar Industries Inc. (2)	4,116	53,096
Deltic Timber Corp.	1,404	54,896
Georgia-Pacific Corp.	39,049	1,385,849
Glatfelter Co. (1)	4,716	69,561
International Paper Co.	74,075	2,725,219
Longview Fibre Co. (1)	7,595	142,482
Louisiana-Pacific Corp.	16,812	422,654
MeadWestvaco Corp. (1)	30,816	980,565
Neenah Paper Inc.	2,333	78,435
Pope & Talbot Inc.	2,428	42,684
Potlatch Corp. (1)	4,508	212,192
Rock-Tenn Co. Class A	4,723	62,816
Schweitzer-Mauduit International Inc.	2,328	78,104
Temple-Inland Inc.	8,394	608,985
Wausau-Mosinee Paper Corp. (1)	6,991	98,853
Weyerhaeuser Co.	36,543	2,503,195

		9,890,064

GAS—0.33%
AGL Resources Inc.	11,605	405,363
Atmos Energy Corp. (1)	11,815	319,005
Cascade Natural Gas Corp.	1,746	34,850
Energen Corp.	5,478	364,835
EnergySouth Inc.	923	26,430
KeySpan Corp.	24,606	958,896

Laclede Group Inc. (The)	2,961	86,461
New Jersey Resources Corp. (1)	4,129	179,735
Nicor Inc. (1)	6,615	245,350
Northwest Natural Gas Co. (1)	4,074	147,357
ONEOK Inc. (1)	15,705	484,028
Peoples Energy Corp.	5,780	242,298
Piedmont Natural Gas Co. (1)	11,580	266,803
Sempra Energy	31,394	1,250,737
South Jersey Industries Inc. (1)	2,205	124,362
Southern Union Co. (1) (2)	13,225	332,080
Southwest Gas Corp.	5,604	135,393
UGI Corp.	7,665	348,144
Vectren Corp. (1)	11,559	307,932
WGL Holdings Inc. (1)	7,607	235,513

		6,495,572

HAND & MACHINE TOOLS—0.13%
Baldor Electric Co. (1)	5,211	134,496
Black & Decker Corp.	12,146	959,413
Franklin Electric Co. Inc.	2,424	91,458
Kennametal Inc.	5,686	270,028
Lincoln Electric Holdings Inc. (1)	5,179	155,784
Milacron Inc. (1) (2)	5,789	17,656
Regal-Beloit Corp.	3,564	102,608
Snap-On Inc.	8,900	282,931
Stanley Works (The)	10,883	492,673

		2,507,047

HEALTH CARE—0.03%
Abaxis Inc. (2)	2,346	20,762
ABIOMED Inc. (1) (2)	1,829	19,351
America Service Group Inc. (2)	1,357	30,030
Cyberoptics Corp. (1) (2)	951	11,868
FARO Technologies Inc. (2)	1,736	40,865
Flanders Corp. (2)	2,340	26,395
Genelabs Technologies Inc. (1) (2)	11,170	6,702
I-Flow Corp. (1) (2)	2,930	46,382
LeCroy Corp. (2)	1,363	23,348
MedCath Corp. (1) (2)	1,058	30,999
Microtek Medical Holdings Inc. (1) (2)	5,320	19,046
Microvision Inc. (1) (2)	2,172	12,663
Palomar Medical Technologies Inc. (2)	1,977	53,320
Psychiatric Solutions Inc. (2)	2,234	102,764
Res-Care Inc. (2)	2,903	36,317
Sonic Innovations Inc. (2)	2,213	12,349
ThermoGenesis Corp. (1) (2)	7,554	37,770
Urologix Inc. (1) (2)	1,736	7,968

		538,899

HEALTH CARE-PRODUCTS—3.81%
Adeza Biomedical Corp. (2)	760	9,257
Advanced Medical Optics Inc. (1) (2)	5,316	192,492
Advanced Neuromodulation Systems Inc. (1) (2)	3,107	83,299
Align Technology Inc. (1) (2)	7,930	49,483
American Medical Systems Holdings Inc. (2)	7,701	132,303
Animas Corp. (1) (2)	636	12,854
Arrow International Inc. (1)	2,839	97,520
ArthroCare Corp. (1) (2)	3,040	86,640
Aspect Medical Systems Inc. (2)	1,927	41,604
Bard (C.R.) Inc.	15,875	1,080,770
Bausch & Lomb Inc.	8,115	594,829
Baxter International Inc.	93,557	3,179,067
Beckman Coulter Inc.	9,430	626,623
Becton, Dickinson & Co.	38,625	2,256,472
BioLase Technology Inc. (1)	3,001	25,508
Biomet Inc.	38,791	1,408,113
Biosite Inc. (1) (2)	2,095	109,003
Bioveris Corp. (2)	2,873	15,169
Boston Scientific Corp. (2)	100,921	2,955,976
Bruker BioSciences Corp. (2)	3,055	10,754
Candela Corp. (1) (2)	3,010	26,849
Cardiac Science Inc. (1) (2)	12,947	14,889

CardioDynamics International Corp. (2)	4,666	13,625
Cepheid Inc. (1) (2)	6,272	60,650
Closure Medical Corp. (2)	1,110	29,637
Conceptus Inc. (2)	3,423	26,699
CONMED Corp. (2)	4,710	141,865
Cooper Companies Inc. (1)	6,190	451,251
CTI Molecular Imaging Inc. (2)	5,027	101,897
Cyberonics Inc. (2)	2,689	118,773
Cytyc Corp. (1) (2)	16,909	389,076
Dade Behring Holdings Inc. (2)	6,442	379,627
Datascope Corp.	1,807	55,258
DENTSPLY International Inc. (1)	12,373	673,215
Diagnostic Products Corp. (1)	3,440	166,152
DJ Orthopedics Inc. (1) (2)	2,892	72,445
Edwards Lifesciences Corp. (1) (2)	8,969	387,640
Encore Medical Corp. (2)	6,287	33,824
EPIX Pharmaceuticals Inc. (2)	3,436	24,052
Exactech Inc. (1) (2)	1,117	18,955
E-Z-Em Inc.	660	7,867
FoxHollow Technologies Inc. (1) (2)	696	19,627
Gen-Probe Inc. (2)	7,543	336,116
Guidant Corp.	47,871	3,537,667
Haemonetics Corp. (2)	2,960	124,794
Hanger Orthopedic Group Inc. (1) (2)	2,851	16,963
Henry Schein Inc. (2)	13,485	483,302
Hillenbrand Industries Inc.	8,527	472,993
Hologic Inc. (2)	3,287	104,773
ICU Medical Inc. (1) (2)	1,637	58,113
IDEXX Laboratories Inc. (2)	5,272	285,532
Immucor Inc. (1) (2)	6,930	209,217
Immunicon Corp. (2)	1,579	9,300
INAMED Corp. (2)	5,475	382,593
IntraLase Corp. (2)	1,173	19,636
Intuitive Surgical Inc. (2)	5,125	233,034
Invacare Corp. (1)	4,067	181,510
Inverness Medical Innovations Inc. (1) (2)	1,798	42,253
IVAX Diagnostics Inc. (1) (2)	1,752	7,096
Johnson & Johnson	453,594	30,463,373
Kensey Nash Corp. (1) (2)	1,366	36,991
Kyphon Inc. (1) (2)	3,506	88,246
Laserscope (1) (2)	2,755	87,444
LCA-Vision Inc. (1)	2,508	83,516
Lifeline Systems Inc. (1) (2)	1,658	50,271
Luminex Corp. (1) (2)	4,663	35,112
Medical Action Industries Inc. (1) (2)	1,090	20,601
Medtronic Inc.	185,168	9,434,310
Mentor Corp.	6,244	200,432
Merit Medical Systems Inc. (1) (2)	3,560	42,684
Micro Therapeutics Inc. (1) (2)	3,050	11,773
NuVasive Inc. (2)	1,131	14,613
Oakley Inc.	2,906	37,255
Occulogix Inc. (2)	1,161	9,776
OraSure Technologies Inc. (2)	5,785	42,578
Orthologic Corp. (1) (2)	6,353	32,146
Orthovita Inc. (1) (2)	7,620	25,908
Palatin Technologies Inc. (1) (2)	8,955	20,955
Patterson Companies Inc. (1) (2)	18,690	933,565
PolyMedica Corp. (1)	4,130	131,169
Possis Medical Inc. (1) (2)	2,420	20,255
PSS World Medical Inc. (1) (2)	10,373	117,941
Quidel Corp. (1) (2)	4,448	17,392
ResMed Inc. (1) (2)	5,104	287,866
Respironics Inc. (2)	5,384	313,726
SonoSite Inc. (2)	2,242	58,247
St. Jude Medical Inc. (2)	53,723	1,934,028
Stereotaxis Inc. (2)	1,140	8,835
Steris Corp. (1) (2)	10,917	275,654
Stryker Corp.	43,812	1,954,453
SurModics Inc. (1) (2)	2,244	71,606
Sybron Dental Specialties Inc. (2)	5,901	211,846
Symmetry Medical Inc. (2)	1,121	21,321
TECHNE Corp. (1) (2)	6,195	248,915

Thoratec Corp. (1) (2)	6,501	79,442
TriPath Imaging Inc. (1) (2)	3,564	25,091
Varian Medical Systems Inc. (2)	21,012	720,291
Ventana Medical Systems Inc. (1) (2)	4,305	161,265
Viasys Healthcare Inc. (1) (2)	4,489	85,650
VISX Inc. (2)	7,624	178,707
Vital Sign Inc.	746	29,758
VNUS Medical Technologies Inc. (2)	794	9,195
West Pharmaceutical Services Inc.	4,508	107,741
Wright Medical Group Inc. (2)	3,919	94,056
Young Innovations Inc. (1)	623	22,833
Zila Inc. (1) (2)	5,711	23,072
Zimmer Holdings Inc. (2)	37,242	2,897,800
Zoll Medical Corp. (1) (2)	1,321	29,762

		74,495,967

HEALTH CARE-SERVICES—1.90%
Aetna Inc.	46,526	3,487,124
Alliance Imaging Inc. (2)	2,213	21,134
Amedisys Inc. (1) (2)	2,124	64,251
American Healthways Inc. (1) (2)	4,430	146,279
AMERIGROUP Corp. (2)	7,715	282,060
AmSurg Corp. (1) (2)	4,613	116,709
Apria Healthcare Group Inc. (2)	7,535	241,873
Beverly Enterprises Inc. (1) (2)	16,709	206,857
Centene Corp. (1) (2)	6,287	188,547
Community Health Systems Inc. (2)	9,499	331,610
Covance Inc. (1) (2)	9,746	464,007
Coventry Health Care Inc. (2)	15,974	1,088,468
DaVita Inc. (2)	15,284	639,635
Genesis HealthCare Corp. (1) (2)	3,125	134,031
Gentiva Health Services Inc. (2)	4,102	66,370
HCA Inc. (1)	64,783	3,470,425
Health Management Associates Inc. Class A (1)	37,046	969,864
Health Net Inc. (1) (2)	17,424	569,939
Humana Inc. (2)	24,888	794,923
Kindred Healthcare Inc. (1) (2)	4,181	146,753
LabOne Inc. (1) (2)	2,722	93,855
Laboratory Corp. of America Holdings (2)	21,600	1,041,120
LifePoint Hospitals Inc. (1) (2)	5,815	254,930
Lincare Holdings Inc. (2)	15,290	676,277
Manor Care Inc.	13,589	494,096
Matria Healthcare Inc. (1) (2)	2,422	74,380
Molina Healthcare Inc. (2)	1,687	77,754
National Healthcare Corp.	923	31,576
OCA Inc. (1) (2)	7,046	29,945
Odyssey Healthcare Inc. (2)	5,464	64,257
Option Care Inc. (1)	1,700	35,003
PacifiCare Health Systems Inc. (1) (2)	13,113	746,392
Pediatrix Medical Group Inc. (2)	3,384	232,109
Province Healthcare Co. (2)	7,675	184,891
Quest Diagnostics Inc.	12,439	1,307,712
Radiation Therapy Services Inc. (2)	1,028	19,511
RehabCare Group Inc. (1) (2)	2,327	66,808
Renal Care Group Inc. (1) (2)	10,088	382,739
Sierra Health Services Inc. (1) (2)	3,538	225,866
Specialty Laboratories Inc. (2)	1,117	10,667
Sunrise Senior Living Inc. (1) (2)	2,544	123,638
Symbion Inc. (2)	969	20,708
Tenet Healthcare Corp. (2)	71,175	820,648
Triad Hospitals Inc. (1) (2)	11,651	583,715
United Surgical Partners International Inc. (1) (2)	4,449	203,631
UnitedHealth Group Inc.	101,980	9,726,852
Universal Health Services Inc. Class B	7,460	390,904
VistaCare Inc. Class A (1) (2)	1,145	23,438
Wellcare Health Plans Inc. (2)	1,542	46,969
WellChoice Inc. (2)	3,542	188,824
WellPoint Inc. (2)	44,931	5,632,101

		37,242,175

HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	11,875	407,906

Resource America Inc. Class A	2,387	83,652
Terremark Worldwide Inc. (1) (2)	38,572	25,072
Walter Industries Inc. (1)	3,694	157,180

		673,810

HOME BUILDERS—0.50%
Beazer Homes USA Inc.	6,283	313,270
Brookfield Homes Corp.	2,194	92,609
Centex Corp.	18,820	1,077,821
Champion Enterprises Inc. (1) (2)	11,130	104,622
Coachmen Industries Inc. (1)	2,328	31,661
Comstock Homebuilding Companies Inc. Class A (2)	512	10,900
D.R. Horton Inc.	47,623	1,392,497
Dominion Homes Inc. (2)	531	8,990
Fleetwood Enterprises Inc. (1) (2)	8,536	74,263
Hovnanian Enterprises Inc. Class A (1) (2)	5,104	260,304
KB Home	5,415	636,046
Lennar Corp. Class A	20,236	1,146,976
Levitt Corp. Class A (1)	2,358	60,459
M.D.C. Holdings Inc.	4,701	327,425
M/I Homes Inc. (1)	1,785	87,340
Meritage Homes Corp. (2)	3,352	197,500
Monaco Coach Corp. (1)	4,013	64,810
NVR Inc. (2)	813	638,205
Orleans Homebuilders Inc. (1)	524	9,636
Palm Harbor Homes Inc. (1) (2)	1,239	20,146
Pulte Homes Inc.	16,152	1,189,272
Ryland Group Inc.	7,407	459,382
Skyline Corp.	1,104	42,493
Standard-Pacific Corp.	5,163	372,717
Technical Olympic USA Inc.	1,310	39,562
Thor Industries Inc. (1)	5,363	160,407
Toll Brothers Inc. (1) (2)	7,476	589,483
WCI Communities Inc. (2)	5,325	160,176
William Lyon Homes Inc. (1) (2)	598	45,867
Winnebago Industries Inc. (1)	4,042	127,727

		9,742,566

HOME FURNISHINGS—0.17%
American Woodmark Corp.	1,686	61,168
Applica Inc. (2)	2,869	14,517
Bassett Furniture Industries Inc. (1)	1,706	33,608
Digital Theater Systems Inc. (2)	2,339	42,359
Ethan Allen Interiors Inc. (1)	5,175	165,600
Furniture Brands International Inc. (1)	7,427	161,983
Harman International Industries Inc.	9,073	802,598
Hooker Furniture Corp.	1,188	22,441
Kimball International Inc. Class B	3,489	50,590
La-Z-Boy Inc. (1)	7,744	107,874
Leggett & Platt Inc.	29,319	846,733
Maytag Corp. (1)	11,872	165,852
Stanley Furniture Co. Inc. (1)	945	44,680
Tempur-Pedic International Inc. (1) (2)	3,023	56,409
TiVo Inc. (1) (2)	6,035	31,201
Universal Electronics Inc. (2)	2,328	39,297
Whirlpool Corp.	10,496	710,894

		3,357,804

HOUSEHOLD PRODUCTS & WARES—0.31%
American Greetings Corp. Class A (1)	9,821	250,239
Avery Dennison Corp.	16,882	1,045,502
Blyth Inc.	4,481	142,675
Central Garden & Pet Co. (2)	2,496	109,475
Church & Dwight Co. Inc. (1)	9,375	332,531
Clorox Co.	16,633	1,047,713
CSS Industries Inc.	772	28,217
Ennis Inc. (1)	4,081	69,051
Fortune Brands Inc.	22,289	1,797,162
Fossil Inc. (2)	5,977	154,954
Harland (John H.) Co.	4,193	144,071
Jarden Corp. (1) (2)	4,403	202,010
Lifetime Hoan Corp. (1)	753	11,664

Playtex Products Inc. (2)	5,740	51,660
Russ Berrie & Co. Inc. (1)	1,039	19,897
Scotts Miracle-Gro Co. (The) Class A (2)	3,271	229,722
Standard Register Co. (The) (1)	1,648	20,765
Tupperware Corp. (1)	7,761	158,014
Water Pik Technologies Inc. (1) (2)	1,691	33,313
WD-40 Co.	2,496	81,095
Yankee Candle Co. Inc. (The) (2)	7,410	234,897

		6,164,627

HOUSEWARES—0.07%
Libbey Inc.	2,246	47,166
National Presto Industries Inc.	745	30,023
Newell Rubbermaid Inc. (1)	41,875	918,737
Toro Co.	3,504	310,104

		1,306,030

INSURANCE—4.00%
Affirmative Insurance Holdings Inc.	1,607	23,703
AFLAC Inc.	77,605	2,891,562
Alfa Corp.	4,811	69,519
Alleghany Corp. (2)	723	200,316
Allmerica Financial Corp. (2)	8,166	293,568
Allstate Corp. (The)	107,288	5,799,989
Ambac Financial Group Inc.	16,534	1,235,916
American Equity Investment Life Holding Co. (1)	3,619	46,287
American Financial Group Inc.	5,720	176,176
American International Group Inc.	351,081	19,453,398
American National Insurance Co.	1,226	129,833
American Physicians Capital Inc. (2)	1,207	41,364
AmerUs Group Co. (1)	5,992	283,122
AON Corp. (1)	48,311	1,103,423
Argonaut Group Inc. (1) (2)	3,500	74,270
Baldwin & Lyons Inc. Class B	1,308	33,930
Berkley (W.R.) Corp.	11,007	545,947
Bristol West Holdings Inc. (1)	1,939	30,054
Brown & Brown Inc.	8,384	386,419
Ceres Group Inc. (2)	3,634	19,733
Chubb Corp.	28,949	2,294,787
CIGNA Corp.	20,464	1,827,435
Cincinnati Financial Corp.	22,848	996,401
Citizens Inc. (1) (2)	3,962	22,781
CNA Financial Corp. (1) (2)	4,053	113,727
CNA Surety Corp. (2)	2,383	32,409
Commerce Group Inc.	3,737	231,619
Conseco Inc. (2)	23,307	475,929
Crawford & Co. Class B	1,734	12,398
Danielson Holding Corp. (2)	6,778	116,920
Delphi Financial Group Inc. Class A	3,666	157,638
Direct General Corp. (1)	2,250	46,215
Donegal Group Inc. Class A	1,030	18,715
EMC Insurance Group Inc.	1,057	20,146
Enstar Group Inc. (1) (2)	469	28,140
Erie Indemnity Co. Class A	4,306	224,429
FBL Financial Group Inc. Class A (1)	1,910	53,480
Fidelity National Financial Inc.	24,489	806,668
First Acceptance Corp. (2)	3,526	37,376
First American Corp.	11,818	389,285
FPIC Insurance Group Inc. (2)	1,321	42,470
Gallagher (Arthur J.) & Co. (1)	13,922	400,954
Great American Financial Resources Inc.	1,081	18,312
Harleysville Group Inc. (1)	1,831	36,364
Hartford Financial Services Group Inc.	44,583	3,056,610
HCC Insurance Holdings Inc.	10,504	379,825
Hilb, Rogal & Hobbs Co. (1)	4,757	170,301
Horace Mann Educators Corp. (1)	6,579	116,711
Independence Holding Co.	655	11,810
Infinity Property & Casualty Corp.	3,310	103,471
Jefferson-Pilot Corp. (1)	21,398	1,049,572
Kansas City Life Insurance Co.	659	32,133
LandAmerica Financial Group Inc. (1)	2,695	134,831
Lincoln National Corp.	26,655	1,203,207

Loews Corp.	22,766	1,674,212
Markel Corp. (1) (2)	1,285	443,595
Marsh & McLennan Companies Inc. (1)	79,831	2,428,459
MBIA Inc.	22,002	1,150,265
Mercury General Corp.	4,106	226,898
MetLife Inc.	61,333	2,398,120
MGIC Investment Corp.	15,178	936,027
Midland Co. (The)	1,224	38,568
National Interstate Corp. (2)	581	9,761
National Western Life Insurance Co. Class A (1) (2)	328	56,068
Nationwide Financial Services Inc.	8,566	307,519
Navigators Group Inc. (The) (1) (2)	1,116	36,990
NYMAGIC Inc. (1)	463	10,973
Odyssey Re Holdings Corp. (1)	1,783	44,646
Ohio Casualty Corp. (1) (2)	9,305	213,829
Old Republic International Corp.	27,722	645,645
Philadelphia Consolidated Holding Corp. (2)	2,750	213,207
Phoenix Companies Inc. (1)	14,165	181,029
PMA Capital Corp. Class A (1) (2)	4,032	32,256
PMI Group Inc. (The) (1)	14,631	556,124
Presidential Life Corp.	3,481	56,671
Principal Financial Group Inc.	46,276	1,781,163
ProAssurance Corp. (1) (2)	3,985	157,407
Progressive Corp. (The)	30,533	2,801,708
Protective Life Corp.	10,681	419,763
Prudential Financial Inc.	80,637	4,628,564
Radian Group Inc.	13,920	664,541
Reinsurance Group of America Inc.	4,577	194,889
RLI Corp.	3,296	136,619
SAFECO Corp.	19,309	940,541
Safety Insurance Group Inc.	1,657	51,301
Selective Insurance Group Inc. (1)	4,309	199,205
St. Paul Travelers Companies Inc.	101,837	3,740,473
StanCorp Financial Group Inc.	4,415	374,304
State Auto Financial Corp. (1)	2,253	59,975
Stewart Information Services Corp. (1)	2,479	93,012
Torchmark Corp.	16,520	862,344
Tower Group Inc.	2,303	30,722
Transatlantic Holdings Inc.	4,109	272,098
Triad Guaranty Inc. (2)	1,354	71,234
21st Century Insurance Group (1)	3,113	43,426
U.S.I. Holdings Corp. (1) (2)	5,048	59,465
UICI	5,824	141,232
United Fire & Casualty Co.	2,218	75,035
Unitrin Inc.	7,041	319,661
Universal American Financial Corp. (1) (2)	3,829	66,242
UNUMProvident Corp. (1)	45,232	769,849
Vesta Insurance Group (1)	4,514	16,025
Wesco Financial Corp. (1)	177	68,141
Zenith National Insurance Corp. (1)	1,581	81,991

		78,283,390

INTERNET—1.36%
Agile Software Corp. (2)	8,390	61,079
Akamai Technologies Inc. (1) (2)	16,250	206,862
Alloy Inc. (1) (2)	4,646	27,318
Amazon.com Inc. (2)	45,483	1,558,702
aQuantive Inc. (1) (2)	7,217	79,892
Arbinet-thexchange Inc. (2)	898	17,107
Ariba Inc. (2)	9,874	76,622
AsiaInfo Holdings Inc. (2)	4,604	23,112
Ask Jeeves Inc. (2)	8,643	242,695
@Road Inc. (2)	4,211	17,265
autobytel.com Inc. (1) (2)	6,503	32,775
Avocent Corp. (2)	7,511	192,732
Blue Nile Inc. (1) (2)	425	11,751
CheckFree Corp. (2)	12,321	502,204
CMGI Inc. (1) (2)	70,072	145,750
CNET Networks Inc. (1) (2)	19,919	188,035
Digital Insight Corp. (2)	5,280	86,592
Digital River Inc. (1) (2)	5,003	155,893
Digitas Inc. (2)	11,141	112,524

DoubleClick Inc. (2)	17,386	133,872
Drugstore.com Inc. (2)	5,214	13,452
E.piphany Inc. (2)	12,461	44,237
EarthLink Inc. (2)	20,510	184,590
eBay Inc. (2)	158,630	5,910,554
eCollege.com Inc. (1) (2)	2,220	28,727
Entrust Inc. (2)	10,718	40,192
eResearch Technology Inc. (1) (2)	6,418	75,604
F5 Networks Inc. (1) (2)	5,699	287,743
FindWhat.com (1) (2)	3,592	37,249
Google Inc. Class A (2)	2,983	538,461
GSI Commerce Inc. (2)	3,247	43,932
Harris Interactive Inc. (2)	8,543	39,383
HomeStore Inc. (2)	17,834	39,591
IAC/InterActiveCorp(2)	51,687	1,151,069
InfoSpace Inc. (1) (2)	4,993	203,864
INTAC International Inc. (1) (2)	1,004	12,650
Interchange Corp. (1) (2)	524	5,311
Internet Capital Group Inc. (2)	5,032	35,325
Internet Security Systems Inc. (2)	5,891	107,805
Interwoven Inc. (2)	6,384	49,731
Ipass Inc. (1) (2)	6,208	37,993
j2 Global Communications Inc. (2)	2,761	94,730
Keynote Systems Inc. (2)	2,893	34,340
Kintera Inc. (1) (2)	1,127	5,973
Lionbridge Technologies Inc. (1) (2)	6,963	39,619
LookSmart Ltd. (2)	17,001	15,131
Macromedia Inc. (2)	11,412	382,302
MatrixOne Inc. (2)	8,487	40,483
McAfee Inc. (2)	23,927	539,793
Monster Worldwide Inc. (2)	15,578	436,963
Motive Inc. (2)	1,077	10,770
Neoforma Inc. (1) (2)	1,033	8,212
Net2Phone Inc. (1) (2)	5,036	8,108
NetBank Inc. (1)	7,513	63,710
NetFlix Inc. (1) (2)	5,145	55,823
NetRatings Inc. (2)	1,929	29,417
NIC Inc. (2)	4,246	20,253
1-800 CONTACTS INC. (1) (2)	1,037	21,642
1-800-FLOWERS.COM Inc. (2)	3,404	25,768
Openwave Systems Inc. (1) (2)	10,107	123,204
Opsware Inc. (1) (2)	9,445	48,736
Overstock.com Inc. (1) (2)	1,727	74,244
PC-Tel Inc. (2)	2,750	20,240
Phase Forward Inc. (2)	1,258	8,215
PlanetOut Inc. (2)	929	7,831
Portal Software Inc. (1) (2)	4,562	11,040
Priceline.com Inc. (1) (2)	3,855	97,146
ProQuest Co. (1) (2)	3,689	133,357
RealNetworks Inc. (1) (2)	16,270	94,041
Redback Networks Inc. (2)	5,124	30,642
RightNow Technologies Inc. (1) (2)	990	12,137
RSA Security Inc. (1) (2)	10,843	171,862
S1 Corp. (1) (2)	11,058	76,743
Sapient Corp. (2)	12,889	94,670
Secure Computing Corp. (2)	5,438	46,604
SeeBeyond Technology Corp. (2)	6,893	21,782
Sohu.com Inc. (1) (2)	3,378	59,385
SonicWALL Inc. (2)	9,844	50,106
Stamps.com Inc. (1) (2)	2,716	45,086
Stellent Inc. (2)	3,062	25,751
SupportSoft Inc. (2)	5,457	28,813
Symantec Corp. (2)	108,235	2,308,653
TIBCO Software Inc. (2)	32,008	238,460
Travelzoo Inc. (1) (2)	181	8,999
TriZetto Group Inc. (The) (1) (2)	4,208	39,176
24/7 Real Media Inc. (2)	5,297	17,215
United Online Inc. (1) (2)	7,763	81,279
ValueClick Inc. (2)	12,406	131,628
VeriSign Inc. (2)	38,044	1,091,863
Verity Inc. (2)	4,837	45,710
Verso Technologies Inc. (1) (2)	17,853	6,427

Vignette Corp. (2)	43,238	56,642
WatchGuard Technologies Inc. (2)	4,022	12,991
WebEx Communications Inc. (1) (2)	4,595	99,206
WebMD Corp. (1) (2)	47,193	401,141
webMethods Inc. (2)	6,881	37,708
Websense Inc. (1) (2)	3,593	193,303
WebSideStory Inc. (2)	923	11,307
Yahoo! Inc. (2)	174,796	5,925,584

		26,582,209

INVESTMENT COMPANIES—0.07%
Allied Capital Corp. (1)	19,798	516,728
American Capital Strategies Ltd. (1)	13,718	430,882
Apollo Investment Corp.	9,736	163,370
Ares Capital Corp.	1,708	28,011
Gladstone Capital Corp. (1)	1,254	26,610
MCG Capital Corp. (1)	5,274	81,141
NGP Capital Resources Co.	2,442	39,267

		1,286,009

IRON & STEEL—0.21%
AK Steel Holding Corp. (1) (2)	16,941	187,367
Allegheny Technologies Inc.	14,749	355,598
Carpenter Technology Corp.	3,696	219,579
Cleveland-Cliffs Inc. (1)	3,278	238,868
Gibraltar Industries Inc. (1)	3,526	77,360
International Steel Group Inc. (2)	2,741	108,270
Nucor Corp.	24,049	1,384,260
Oregon Steel Mills Inc. (2)	5,385	123,855
Reliance Steel & Aluminum Co. (1)	4,460	178,445
Ryerson Tull Inc. (1)	3,533	44,763
Schnitzer Steel Industries Inc. Class A (1)	3,081	103,922
Steel Dynamics Inc.	5,661	195,021
Steel Technologies Inc. (1)	1,657	39,751
United States Steel Corp. (1)	17,361	882,807
Wheeling-Pittsburgh Corp. (2)	1,314	40,800

		4,180,666

LEISURE TIME—0.25%
Ambassadors Group Inc.	1,170	39,101
Arctic Cat Inc.	1,950	52,767
Brunswick Corp.	14,569	682,558
Callaway Golf Co. (1)	10,281	131,597
Escalade Inc.	966	13,167
Harley-Davidson Inc.	45,024	2,600,586
K2 Inc. (1) (2)	6,440	88,550
Life Time Fitness Inc. (2)	1,883	50,803
Marine Products Corp.	2,084	35,032
Multimedia Games Inc. (1) (2)	3,314	25,717
Nautilus Inc. (1)	4,215	100,148
Navigant International Inc. (1) (2)	1,786	24,397
Pegasus Solutions Inc. (1) (2)	3,041	35,945
Polaris Industries Inc. (1)	6,501	456,565
Sabre Holdings Corp.	20,831	455,782
WMS Industries Inc. (1) (2)	2,874	80,932

		4,873,647

LODGING—0.55%
Ameristar Casinos Inc.	1,770	96,784
Aztar Corp. (1) (2)	5,231	149,397
Boyd Gaming Corp.	6,888	359,209
Caesars Entertainment Inc. (2)	47,225	934,583
Choice Hotels International Inc.	2,593	160,636
Harrah’s Entertainment Inc.	17,268	1,115,167
Hilton Hotels Corp.	58,799	1,314,158
La Quinta Corp. (1) (2)	28,528	242,488
Lakes Gaming Inc. (1) (2)	2,572	46,296
Las Vegas Sands Corp. (2)	3,599	161,955
Mandalay Resort Group	10,397	732,885
Marcus Corp.	2,876	58,958
Marriott International Inc. Class A (1)	29,340	1,961,672
MGM Mirage (2)	9,134	646,870

MTR Gaming Group Inc. (2)	3,387	41,999
Starwood Hotels & Resorts Worldwide Inc.	31,655	1,900,250
Station Casinos Inc.	6,864	463,663
Wynn Resorts Ltd. (1) (2)	5,595	379,005

		10,765,975

MACHINERY—0.72%
AGCO Corp. (2)	13,863	253,000
Albany International Corp. Class A	4,193	129,480
Applied Industrial Technologies Inc.	3,855	104,856
Astec Industries Inc. (1) (2)	1,890	41,675
Briggs & Stratton Corp. (1)	7,918	288,294
Bucyrus International Inc. Class A (1)	1,926	75,230
Cascade Corp.	1,713	59,955
Caterpillar Inc.	52,218	4,774,814
Cognex Corp.	6,013	149,603
Cummins Inc. (1)	6,285	442,150
Deere & Co.	37,974	2,549,195
Flowserve Corp. (1) (2)	8,214	212,496
Gardner Denver Inc. (1) (2)	2,967	117,226
Global Power Equipment Group Inc. (2)	5,060	48,475
Gorman-Rupp Co. (The) (1)	1,513	32,469
Graco Inc.	10,620	428,623
IDEX Corp. (1)	7,736	312,148
JLG Industries Inc. (1)	7,505	161,733
Joy Global Inc.	12,203	427,837
Kadant Inc. (2)	2,273	42,164
Lindsay Manufacturing Co. (1)	1,696	32,360
Manitowoc Co. Inc. (The) (1)	4,619	186,561
Middleby Corp. (The) (1)	579	28,603
NACCO Industries Inc.	678	69,115
Nordson Corp.	4,055	149,305
Presstek Inc. (1) (2)	4,739	36,585
Robbins & Myers Inc. (1)	1,577	34,710
Rockwell Automation Inc.	28,468	1,612,428
Sauer-Danfoss Inc.	1,704	38,562
Stewart & Stevenson Services Inc. (1)	4,238	97,008
Tecumseh Products Co. Class A (1)	2,394	94,826
Tennant Co.	1,203	46,544
Terex Corp. (2)	7,628	330,292
Thomas Industries Inc.	2,209	87,565
Unova Inc. (1) (2)	7,061	145,810
Wabtec Corp.	5,962	122,161
Zebra Technologies Corp. Class A (2)	8,808	418,292

		14,182,150

MANUFACTURING—4.70%
Actuant Corp. Class A (1) (2)	4,087	183,588
Acuity Brands Inc. (1)	6,444	173,988
Ameron International Corp.	1,166	41,976
Applied Films Corp. (1) (2)	2,283	52,783
AptarGroup Inc.	5,616	291,920
Barnes Group Inc. (1)	2,293	62,301
Blount International Inc. (2)	1,247	21,174
Brink’s Co. (The)	8,744	302,542
Carlisle Companies Inc. (1)	4,777	333,291
Ceradyne Inc. (1) (2)	3,583	80,152
CLARCOR Inc.	3,997	207,684
Crane Co.	7,756	223,295
CUNO Inc. (1) (2)	2,562	131,661
Danaher Corp.	36,117	1,929,009
Donaldson Co. Inc.	11,775	380,097
Dover Corp.	31,025	1,172,435
Eastman Kodak Co. (1)	43,674	1,421,589
Eaton Corp. (1)	22,940	1,500,276
EnPro Industries Inc. (2)	3,350	92,125
ESCO Technologies Inc. (1) (2)	1,916	153,951
Federal Signal Corp. (1)	7,497	113,729
General Electric Co.	1,612,818	58,158,217
Griffon Corp. (1) (2)	3,677	78,725
Harsco Corp.	6,248	372,443
Hexcel Corp. (2)	4,306	66,786

Honeywell International Inc.	131,184	4,881,357
Illinois Tool Works Inc.	38,363	3,434,639
ITT Industries Inc.	14,174	1,279,062
Jacuzzi Brands Inc. (2)	11,232	109,624
Lancaster Colony Corp.	4,152	176,668
Matthews International Corp. Class A	4,865	159,377
Myers Industries Inc. (1)	3,313	46,746
Pall Corp.	19,385	525,721
Pentair Inc. (1)	15,308	597,012
Quixote Corp. (1)	1,096	23,750
Raven Industries Inc. (1)	2,304	47,048
Roper Industries Inc. (1)	6,494	425,357
Smith (A.O.) Corp. (1)	2,487	71,800
SPX Corp. (1)	11,545	499,668
Standex International Corp. (1)	1,746	47,666
Sturm Ruger & Co. Inc. (1)	3,401	23,569
Teleflex Inc.	5,398	276,270
Textron Inc.	18,150	1,354,353
3M Co.	119,467	10,237,127
Tredegar Corp.	4,301	72,515
Trinity Industries Inc. (1)	5,388	151,780

		91,986,846

MEDIA—3.57%
Beasley Broadcast Group Inc. Class A (1) (2)	1,181	20,998
Belo (A.H.) Corp.	15,085	364,152
Cablevision Systems Corp. (2)	26,176	734,237
Charter Communications Inc. Class A (1) (2)	41,199	65,918
Citadel Broadcasting Corp. (2)	8,557	117,488
Clear Channel Communications Inc.	75,611	2,606,311
Comcast Corp. Class A (2)	327,151	11,051,161
Courier Corp. (1)	1,032	54,118
Cox Radio Inc. Class A (2)	5,656	95,077
Crown Media Holdings Inc. (1) (2)	2,388	21,516
Cumulus Media Inc. Class A (2)	7,471	106,462
Dex Media Inc.	8,198	169,289
DIRECTV Group Inc. (The) (2)	97,687	1,408,647
Dow Jones & Co. Inc. (1)	9,092	339,768
EchoStar Communications Corp.	34,560	1,010,880
Emmis Communications Corp. (1) (2)	7,691	147,821
Entercom Communications Corp. (2)	5,880	208,858
Entravision Communications Corp. (2)	6,571	58,285
Fisher Communications Inc. (1) (2)	1,010	52,227
4Kids Entertainment Inc. (1) (2)	1,824	40,329
Gannett Co. Inc.	38,959	3,080,878
Gemstar-TV Guide International Inc. (2)	38,445	167,236
Gray Television Inc. (1)	7,123	103,070
Hearst-Argyle Television Inc.	4,774	121,737
Hollinger International Inc.	9,070	98,863
Insight Communications Co. Inc. (1) (2)	6,420	76,077
Journal Communications Inc. Class A	2,782	46,042
Journal Register Co. (2)	6,037	100,818
Knight Ridder Inc.	12,067	811,506
Lee Enterprises Inc.	6,795	294,903
Liberty Corp.	2,418	98,050
Liberty Media Corp. Class A	411,880	4,271,196
Liberty Media International Inc. Class A (2)	24,669	1,079,022
Lin TV Corp. Class A (2)	4,196	71,038
LodgeNet Entertainment Corp. (2)	1,697	31,971
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	1,973	44,570
McClatchy Co. (The) Class A(1)	2,883	213,803
McGraw-Hill Companies Inc. (The)	29,222	2,549,620
Media General Inc. Class A	3,675	227,299
Mediacom Communications Corp. (2)	9,909	64,805
Meredith Corp.	5,698	266,382
Nelson (Thomas) Inc. (1)	1,664	39,354
New York Times Co. Class A (1)	22,867	836,475
Nexstar Broadcasting Group Inc. Class A(2)	1,097	7,734
Paxson Communications Corp. (1) (2)	5,175	3,571
Playboy Enterprises Inc. Class B (1) (2)	3,383	43,641
Primedia Inc. (1) (2)	19,331	84,090
Pulitzer Inc.	1,307	83,295

Honeywell International Inc.	131,184	4,881,357
Illinois Tool Works Inc.	38,363	3,434,639
ITT Industries Inc.	14,174	1,279,062
Jacuzzi Brands Inc. (2)	11,232	109,624
Lancaster Colony Corp.	4,152	176,668
Matthews International Corp. Class A	4,865	159,377
Myers Industries Inc. (1)	3,313	46,746
Pall Corp.	19,385	525,721
Pentair Inc. (1)	15,308	597,012
Quixote Corp. (1)	1,096	23,750
Raven Industries Inc. (1)	2,304	47,048
Roper Industries Inc. (1)	6,494	425,357
Smith (A.O.) Corp. (1)	2,487	71,800
SPX Corp. (1)	11,545	499,668
Standex International Corp. (1)	1,746	47,666
Sturm Ruger & Co. Inc. (1)	3,401	23,569
Teleflex Inc.	5,398	276,270
Textron Inc.	18,150	1,354,353
3M Co.	119,467	10,237,127
Tredegar Corp.	4,301	72,515
Trinity Industries Inc. (1)	5,388	151,780

		91,986,846

MEDIA—3.57%
Beasley Broadcast Group Inc. Class A (1) (2)	1,181	20,998
Belo (A.H.) Corp.	15,085	364,152
Cablevision Systems Corp. (2)	26,176	734,237
Charter Communications Inc. Class A (1) (2)	41,199	65,918
Citadel Broadcasting Corp. (2)	8,557	117,488
Clear Channel Communications Inc.	75,611	2,606,311
Comcast Corp. Class A (2)	327,151	11,051,161
Courier Corp. (1)	1,032	54,118
Cox Radio Inc. Class A (2)	5,656	95,077
Crown Media Holdings Inc. (1) (2)	2,388	21,516
Cumulus Media Inc. Class A (2)	7,471	106,462
Dex Media Inc.	8,198	169,289
DIRECTV Group Inc. (The) (2)	97,687	1,408,647
Dow Jones & Co. Inc. (1)	9,092	339,768
EchoStar Communications Corp.	34,560	1,010,880
Emmis Communications Corp. (1) (2)	7,691	147,821
Entercom Communications Corp. (2)	5,880	208,858
Entravision Communications Corp. (2)	6,571	58,285
Fisher Communications Inc. (1) (2)	1,010	52,227
4Kids Entertainment Inc. (1) (2)	1,824	40,329
Gannett Co. Inc.	38,959	3,080,878
Gemstar-TV Guide International Inc. (2)	38,445	167,236
Gray Television Inc. (1)	7,123	103,070
Hearst-Argyle Television Inc.	4,774	121,737
Hollinger International Inc.	9,070	98,863
Insight Communications Co. Inc. (1) (2)	6,420	76,077
Journal Communications Inc. Class A	2,782	46,042
Journal Register Co. (2)	6,037	100,818
Knight Ridder Inc.	12,067	811,506
Lee Enterprises Inc.	6,795	294,903
Liberty Corp.	2,418	98,050
Liberty Media Corp. Class A	411,880	4,271,196
Liberty Media International Inc. Class A (2)	24,669	1,079,022
Lin TV Corp. Class A (2)	4,196	71,038
LodgeNet Entertainment Corp. (2)	1,697	31,971
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	1,973	44,570
McClatchy Co. (The) Class A (1)	2,883	213,803
McGraw-Hill Companies Inc. (The)	29,222	2,549,620
Media General Inc. Class A	3,675	227,299
Mediacom Communications Corp. (2)	9,909	64,805
Meredith Corp.	5,698	266,382
Nelson (Thomas) Inc. (1)	1,664	39,354
New York Times Co. Class A (1)	22,867	836,475
Nexstar Broadcasting Group Inc. Class A (2)	1,097	7,734
Paxson Communications Corp. (1) (2)	5,175	3,571
Playboy Enterprises Inc. Class B (1) (2)	3,383	43,641
Primedia Inc. (1) (2)	19,331	84,090
Pulitzer Inc.	1,307	83,295

Radio One Inc. Class D (2)	12,273	181,027
Readers Digest Association Inc. (The) (1)	15,365	265,968
Regent Communications Inc. (1) (2)	5,890	31,512
Saga Communications Inc. (2)	2,236	36,000
Salem Communications Corp. Class A (1) (2)	1,331	27,419
Scholastic Corp. (1) (2)	4,719	174,084
Scripps (E.W.) Co. Class A (1)	9,696	472,680
Sinclair Broadcast Group Inc. Class A	7,368	59,165
Sirius Satellite Radio Inc. (1) (2)	201,415	1,131,952
Spanish Broadcasting System Inc. Class A (2)	6,016	61,724
Time Warner Inc. (2)	670,082	11,759,939
Tribune Co.	38,039	1,516,615
UnitedGlobalCom Inc. Class A (2)	53,690	507,907
Univision Communications Inc. Class A (1) (2)	35,360	979,118
Value Line Inc.	163	6,357
Viacom Inc. Class B	229,694	8,000,242
Walt Disney Co. (The)	313,489	9,006,539
Washington Post Co. (The) Class B	828	740,232
Westwood One Inc. (2)	11,640	236,874
Wiley (John) & Sons Inc. Class A	7,191	253,483
World Wrestling Entertainment Inc.	1,789	21,468
XM Satellite Radio Holdings Inc. Class A (1) (2)	24,653	776,570
Young Broadcasting Inc. Class A (2)	2,419	20,900

		69,858,363

METAL FABRICATE & HARDWARE—0.12%
CIRCOR International Inc. (1)	2,352	57,977
Commercial Metals Co.	8,836	299,452
Kaydon Corp.	4,476	140,546
Lawson Products Inc.	671	31,403
Metals USA Inc. (2)	3,259	63,844
Mueller Industries Inc.	5,184	145,930
NN Inc.	2,907	35,814
NS Group Inc. (2)	2,901	91,120
Penn Engineering & Manufacturing Corp.	1,824	32,923
Precision Castparts Corp.	9,942	765,633
Quanex Corp. (1)	3,682	196,324
Timken Co. (The)	10,548	288,382
Valmont Industries Inc.	2,285	51,001
Worthington Industries Inc.	10,040	193,571

		2,393,920

MINING—0.54%
Alcoa Inc.	132,733	4,033,756
AMCOL International Corp. (1)	3,448	64,684
Brush Engineered Materials Inc. (2)	2,880	54,806
Century Aluminum Co. (1) (2)	3,021	91,415
Coeur d’Alene Mines Corp. (1) (2)	37,224	136,612
Compass Minerals International Inc.	2,462	62,658
Freeport-McMoRan Copper & Gold Inc. (1)	23,484	930,201
Hecla Mining Co. (1) (2)	18,594	101,895
Newmont Mining Corp.	61,370	2,592,883
Owens-Illinois Inc. (2)	16,686	419,486
Phelps Dodge Corp.	14,325	1,457,282
Royal Gold Inc. (1)	2,722	49,894
RTI International Metals Inc. (2)	3,446	80,636
Southern Peru Copper Corp. (1)	2,098	116,355
Stillwater Mining Co. (1) (2)	5,857	57,691
Titanium Metals Corp. (1) (2)	1,108	39,888
USEC Inc.	12,879	209,670

		10,499,812

OFFICE & BUSINESS EQUIPMENT—0.22%
CompX International Inc. (1)	749	12,718
General Binding Corp. (1) (2)	570	11,970
Global Imaging Systems Inc. (1) (2)	3,560	126,238
IKON Office Solutions Inc. (1)	16,893	167,072
Imagistics International Inc. (2)	2,360	82,435
Navarre Corp. (1) (2)	3,545	28,183
Pitney Bowes Inc.	35,248	1,590,390
Xerox Corp. (2)	146,423	2,218,308

		4,237,314

OFFICE FURNISHINGS—0.05%
Herman Miller Inc. (1)	10,909	328,579
HNI Corp. (1)	8,800	395,560
Interface Inc. Class A (1) (2)	7,476	50,986
Knoll Inc.	1,816	30,291
Steelcase Inc. Class A (1)	7,692	106,150

		911,566

OIL & GAS—7.03%
Amerada Hess Corp.	11,830	1,138,164
Anadarko Petroleum Corp.	36,456	2,774,302
Apache Corp.	49,627	3,038,661
Atlas America Inc. (1) (2)	234	8,464
Atwood Oceanics Inc. (2)	1,846	122,833
Berry Petroleum Co. Class A	2,840	146,118
Bill Barrett Corp. (2)	1,915	55,363
Brigham Exploration Co. (2)	4,023	37,132
Burlington Resources Inc.	60,547	3,031,588
Cabot Oil & Gas Corp.	5,138	283,361
Callon Petroleum Co. (2)	1,525	23,699
Cheniere Energy Inc. (1) (2)	3,966	255,847
Chesapeake Energy Corp.	47,904	1,051,014
ChevronTexaco Corp.	326,993	19,066,962
Cimarex Energy Co. (2)	6,460	251,940
Clayton Williams Energy Inc. (2)	757	19,606
Comstock Resources Inc. (2)	5,235	150,454
ConocoPhillips	104,772	11,298,612
Crosstex Energy Inc.	228	9,980
Delta Petroleum Corp. (1) (2)	2,978	43,300
Denbury Resources Inc. (2)	8,541	300,899
Devon Energy Corp.	73,197	3,495,157
Diamond Offshore Drilling Inc. (1)	9,189	458,531
Encore Acquisition Co. (1) (2)	3,682	152,067
Energy Partners Ltd. (1) (2)	3,945	102,452
ENSCO International Inc.	23,100	869,946
EOG Resources Inc.	35,538	1,732,122
Exxon Mobil Corp.	999,391	59,563,704
Forest Oil Corp. (2)	7,796	315,738
Frontier Oil Corp.	4,163	150,950
FX Energy Inc. (1) (2)	4,780	54,683
Giant Industries Inc. (2)	1,775	45,618
Grey Wolf Inc. (2)	28,401	186,879
Harvest Natural Resources Inc. (1) (2)	5,725	68,070
Helmerich & Payne Inc.	7,603	301,763
Holly Corp. (1)	2,996	111,661
Houston Exploration Co. (2)	1,919	109,287
KCS Energy Inc. (1) (2)	7,731	118,748
Kerr-McGee Corp.	22,051	1,727,255
Magnum Hunter Resources Inc. (1) (2)	13,510	217,646
Marathon Oil Corp.	52,716	2,473,435
McMoRan Exploration Co. (1) (2)	2,978	59,858
Meridian Resource Corp. (The) (2)	9,544	49,247
Mission Resources Corp. (2)	6,730	47,648
Murphy Oil Corp.	12,461	1,230,275
Newfield Exploration Co. (2)	9,456	702,203
Noble Energy Inc.	8,866	603,065
Occidental Petroleum Corp.	59,739	4,251,625
Parker Drilling Co. (2)	13,947	80,195
Patina Oil & Gas Corp.	10,944	437,760
Patterson-UTI Energy Inc.	25,408	635,708
Penn Virginia Corp. (1)	2,798	128,428
PetroCorp Inc. Escrow (3)	1,248	—
Petroleum Development Corp. (2)	2,462	92,793
Pioneer Natural Resources Co. (1)	22,094	943,856
Plains Exploration & Production Co. (1) (2)	11,652	406,655
Pogo Producing Co.	9,806	482,847
Premcor Inc.	5,861	349,784
Pride International Inc. (1) (2)	17,025	422,901
Quicksilver Resources Inc. (1) (2)	4,637	225,961
Range Resources Corp. (1)	12,357	288,660
Remington Oil & Gas Corp. (2)	3,423	107,893

Rowan Companies Inc.	16,142	483,130
Southwestern Energy Co. (1) (2)	5,424	307,866
Spinnaker Exploration Co. (2)	3,657	129,933
St. Mary Land & Exploration Co.	4,491	224,775
Stone Energy Corp. (2)	3,477	168,878
Sunoco Inc.	10,793	1,117,291
Swift Energy Co. (1) (2)	4,005	113,902
Tesoro Corp. (2)	10,120	374,642
TODCO Class A (2)	1,990	51,422
Unit Corp. (2)	5,852	264,335
Unocal Corp.	40,207	2,480,370
Valero Energy Corp.	39,305	2,879,877
Vintage Petroleum Inc.	7,647	240,575
W&T Offshore Inc. (2)	1,839	38,178
Warren Resources Inc. (2)	2,410	25,859
Whiting Petroleum Corp. (1) (2)	4,210	171,684
XTO Energy Inc.	52,260	1,716,218

		137,700,308

OIL & GAS SERVICES—0.69%
Baker Hughes Inc.	50,802	2,260,181
BJ Services Co.	24,612	1,276,871
Cal Dive International Inc. (1) (2)	5,827	263,963
CARBO Ceramics Inc. (1)	1,962	137,634
Cooper Cameron Corp. (2)	8,271	473,184
Dril-Quip Inc. (2)	1,101	33,845
FMC Technologies Inc. (1) (2)	10,408	345,337
Global Industries Ltd. (1) (2)	12,968	121,899
Grant Prideco Inc. (2)	18,846	455,319
Gulf Island Fabrication Inc.	1,165	27,331
Halliburton Co.	77,160	3,337,170
Hanover Compressor Co. (1) (2)	12,080	145,806
Hornbeck Offshore Services Inc. (2)	1,000	25,060
Hydril Co. LP (2)	2,381	139,074
Input/Output Inc. (1) (2)	9,725	62,726
Key Energy Services Inc. (2)	20,434	234,378
Lone Star Technologies Inc. (2)	4,504	177,593
Lufkin Industries Inc.	1,109	53,554
Matrix Service Co. (1) (2)	1,921	8,356
Maverick Tube Corp. (2)	6,372	207,154
National Oilwell Varco Inc. (2)	25,605	1,195,763
Newpark Resources Inc. (1) (2)	13,219	77,860
Oceaneering International Inc. (2)	3,878	145,425
Oil States International Inc. (2)	4,476	91,982
RPC Inc.	2,589	39,327
Seacor Holdings Inc. (1) (2)	2,846	181,433
Smith International Inc.	16,060	1,007,444
Superior Energy Services Inc. (2)	8,288	142,554
Tetra Technologies Inc. (2)	3,390	96,412
Tidewater Inc.	9,397	365,167
Universal Compression Holdings Inc. (1) (2)	2,735	103,574
Veritas DGC Inc. (1) (2)	5,246	157,170
W-H Energy Services Inc. (2)	3,495	83,635

		13,474,181

PACKAGING & CONTAINERS—0.23%
Anchor Glass Container Corp.	1,122	2,513
Ball Corp.	17,286	717,023
Bemis Co. Inc.	16,496	513,356
Chesapeake Corp.	2,927	61,526
Crown Holdings Inc. (1) (2)	25,017	389,265
Graphic Packaging Corp. (1) (2)	9,414	41,516
Greif Inc. Class A (1)	2,068	144,098
Packaging Corporation of America (1)	9,166	222,642
Pactiv Corp. (2)	23,431	547,114
Sealed Air Corp. (2)	12,826	666,182
Silgan Holdings Inc.	1,677	108,971
Smurfit-Stone Container Corp.	38,902	601,814
Sonoco Products Co. (1)	14,944	431,134

		4,447,154

PHARMACEUTICALS—5.66%
Abbott Laboratories	238,248	11,107,122
Abgenix Inc. (1) (2)	12,633	88,431
Able Laboratories Inc. (1) (2)	2,471	57,970
Accelrys Inc. (1) (2)	3,576	21,206
Accredo Health Inc. (2)	7,550	335,296
Adolor Corp. (2)	5,879	58,437
Advancis Pharmaceutical Corp. (2)	1,355	5,014
Alkermes Inc. (1) (2)	13,245	137,483
Allergan Inc.	20,003	1,389,608
Alpharma Inc. Class A	5,734	70,643
American Pharmaceutical Partners Inc. (1) (2)	2,991	154,754
AmerisourceBergen Corp.	16,911	968,831
Amylin Pharmaceuticals Inc. (1) (2)	15,840	277,042
Andrx Corp. (2)	11,240	254,811
Antigenics Inc. (1) (2)	3,365	22,546
Array BioPharma Inc. (2)	5,223	36,613
AtheroGenics Inc. (1) (2)	5,840	76,446
Barr Pharmaceuticals Inc. (2)	13,575	662,867
Bentley Pharmaceuticals Inc. (1) (2)	2,555	18,805
Biocryst Pharmaceuticals Inc. (2)	3,655	16,850
Bioenvision Inc. (2)	5,129	29,492
BioMarin Pharmaceutical Inc. (1) (2)	8,715	44,882
Bio-Reference Laboratories Inc. (2)	966	13,447
Bone Care International Inc. (1) (2)	2,336	60,596
Bradley Pharmaceuticals Inc. (1) (2)	1,801	17,218
Bristol-Myers Squibb Co.	296,970	7,560,856
Caraco Pharmaceutical Laboratories Ltd. (2)	1,124	9,194
Cardinal Health Inc.	65,705	3,666,339
Caremark Rx Inc. (2)	70,764	2,814,992
Cell Therapeutics Inc. (1) (2)	9,806	35,204
Cephalon Inc. (1) (2)	8,680	406,484
Connetics Corp. (1) (2)	4,648	117,548
Conor Medsystems Inc. (2)	1,095	17,838
Corcept Therapeutics Inc. (2)	1,238	5,621
Corixa Corp. (1) (2)	9,869	30,298
Cubist Pharmaceuticals Inc. (2)	7,939	84,312
CV Therapeutics Inc. (1) (2)	5,685	115,747
Cypress Bioscience Inc. (1) (2)	3,990	36,469
Dendreon Corp. (2)	8,254	44,984
Depomed Inc. (1) (2)	2,248	8,857
Discovery Laboratories Inc. (1) (2)	7,146	40,232
DOV Pharmaceutical Inc. (2)	2,305	31,532
Durect Corp. (1) (2)	2,967	10,800
DUSA Pharmaceuticals Inc. (2)	2,498	21,808
Dyax Corp. (2)	3,483	11,215
Dynavax Technologies Corp. (2)	1,355	6,328
Endo Pharmaceuticals Holdings Inc. (1) (2)	6,902	155,640
Eon Labs Inc. (2)	4,126	124,770
Express Scripts Inc. (1) (2)	9,753	850,364
Eyetech Pharmaceuticals Inc. (2)	960	26,400
First Horizon Pharmaceutical Corp. (1) (2)	3,967	66,963
Forest Laboratories Inc. (2)	56,085	2,072,341
Genta Inc. (1) (2)	7,517	8,494
Gilead Sciences Inc. (2)	68,763	2,461,715
Guilford Pharmaceuticals Inc. (1) (2)	6,943	15,969
HealthExtras Inc. (1) (2)	2,726	45,388
Hollis-Eden Pharmaceuticals Inc. (1) (2)	2,449	17,253
Hospira Inc. (2)	24,010	774,803
Idenix Pharmaceuticals Inc. (1) (2)	729	14,471
ImClone Systems Inc. (2)	10,085	347,933
Impax Laboratories Inc. (1) (2)	7,083	113,328
Indevus Pharmaceuticals Inc. (1) (2)	6,367	17,700
InKine Pharmaceutical Co. Inc. (1) (2)	8,186	25,377
Inspire Pharmaceuticals Inc. (2)	6,474	52,828
Isis Pharmaceuticals Inc. (2)	6,870	26,587
Isolagen Inc. (1) (2)	2,822	17,750
ISTA Pharmaceuticals Inc. (2)	1,130	11,164
IVAX Corp. (2)	30,135	595,769
Kinetic Concepts Inc. (2)	4,053	241,761
King Pharmaceuticals Inc. (2)	37,032	307,736
Kos Pharmaceuticals Inc. (2)	1,740	72,523
K-V Pharmaceutical Co. Class A (1) (2)	5,184	120,269

Lannett Co. Inc. (1) (2)	699	4,404
Ligand Pharmaceuticals Inc. Class B (1) (2)	10,944	62,709
Lilly (Eli) & Co.	148,892	7,757,273
Mannatech Inc. (1)	2,307	45,102
MannKind Corp. (1) (2)	2,155	30,666
Marshall Edwards Inc. (1) (2)	1,238	10,325
Medarex Inc. (2)	15,617	111,349
Medco Health Solutions Inc. (2)	41,338	2,049,125
Medicines Co. (The) (1) (2)	7,045	159,640
Medicis Pharmaceutical Corp. Class A (1)	8,570	256,929
Merck & Co. Inc.	339,453	10,988,094
MGI Pharma Inc. (1) (2)	10,624	268,468
Mylan Laboratories Inc.	40,974	726,059
Nabi Biopharmaceuticals (1) (2)	8,807	109,911
Nature’s Sunshine Products Inc.	1,793	30,786
NBTY Inc. (2)	8,164	204,835
NeighborCare Inc. (2)	5,592	163,566
NeoPharm Inc. (1) (2)	2,241	17,413
Neurocrine Biosciences Inc. (2)	5,689	216,523
NitroMed Inc. (1) (2)	1,863	32,249
Northfield Laboratories Inc. (1) (2)	3,871	43,549
Noven Pharmaceuticals Inc. (2)	3,532	59,903
NPS Pharmaceuticals Inc. (1) (2)	5,353	67,555
Nutraceutical International Corp. (2)	962	15,257
Nuvelo Inc. (2)	6,003	39,020
Omega Protein Corp. (1) (2)	509	3,471
Omnicare Inc.	15,754	558,479
Onyx Pharmaceuticals Inc. (1) (2)	5,403	169,384
OSI Pharmaceuticals Inc. (2)	7,661	316,706
Pain Therapeutics Inc. (2)	4,546	23,094
Par Pharmaceutical Companies Inc. (1) (2)	5,169	172,851
Penwest Pharmaceuticals Co. (2)	3,303	40,825
Perrigo Co. (1)	9,864	188,896
PetMed Express Inc. (2)	1,535	11,374
Pfizer Inc.	1,165,944	30,629,349
Pharmacyclics Inc. (1) (2)	2,364	18,983
Pharmion Corp. (2)	2,274	65,946
Pharmos Corp. (2)	15,197	9,574
POZEN Inc. (2)	2,999	15,625
Prestige Brands Holdings Inc. (2)	4,168	73,565
Priority Healthcare Corp. Class B (2)	4,204	90,933
Progenics Pharmaceuticals Inc. (1) (2)	2,106	35,402
Renovis Inc. (1) (2)	1,187	9,579
Rigel Pharmaceuticals Inc. (2)	1,640	26,306
Salix Pharmaceuticals Ltd. (1) (2)	5,205	85,830
Santarus Inc. (2)	751	3,650
Schering-Plough Corp.	224,705	4,078,396
SciClone Pharmaceuticals Inc. (1) (2)	7,119	20,218
Sepracor Inc. (2)	15,974	917,067
Star Scientific Inc. (1) (2)	3,498	18,504
Tanox Inc. (2)	4,021	38,602
Threshold Pharmaceuticals Inc. (2)	1,421	8,512
Trimeris Inc. (1) (2)	2,321	26,134
United Therapeutics Inc. (1) (2)	2,979	136,125
USANA Health Sciences Inc. (1) (2)	1,717	81,214
Valeant Pharmaceuticals International (1)	14,049	316,383
VCA Antech Inc. (2)	9,524	192,671
ViaCell Inc. (2)	1,222	9,214
Vicuron Pharmaceuticals Inc. (2)	8,065	127,104
Vion Pharmaceuticals Inc. (2)	9,313	26,542
Watson Pharmaceuticals Inc. (2)	16,498	506,984
Wyeth	203,688	8,591,560
Zymogenetics Inc. (1) (2)	3,060	46,696

		110,750,822

PIPELINES—0.30%
Dynegy Inc. Class A (1) (2)	43,551	170,284
El Paso Corp.	97,589	1,032,492
Equitable Resources Inc.	9,516	546,599
Kinder Morgan Inc.	14,597	1,104,993
National Fuel Gas Co. (1)	11,189	319,894
Questar Corp.	12,753	755,615

TransMontaigne Inc. (1) (2)	3,749	29,992
Western Gas Resources Inc.	8,238	283,799
Williams Companies Inc.	84,830	1,595,652

		5,839,320

REAL ESTATE—0.08%
Avatar Holdings Inc. (1) (2)	630	29,516
Bluegreen Corp. (1) (2)	2,743	35,248
CB Richard Ellis Group Inc. Class A (1) (2)	3,966	138,770
Consolidated-Tomoka Land Co.	777	44,468
Forest City Enterprises Inc. Class A (1)	4,804	306,495
HouseValues Inc. (2)	821	10,328
Jones Lang LaSalle Inc. (1) (2)	4,779	222,940
St. Joe Co. (The) (1)	8,378	563,839
Tarragon Corp. (1) (2)	1,328	26,812
Trammell Crow Co. (1) (2)	5,157	106,079
ZipRealty Inc. (2)	684	9,638

		1,494,133

REAL ESTATE INVESTMENT TRUSTS—1.99%
Aames Investment Corp.	5,655	46,371
Acadia Realty Trust (1)	3,625	58,290
Affordable Residential Communities Inc. (1)	3,416	43,212
Alexander’s Inc. (2)	258	62,307
Alexandria Real Estate Equities Inc. (1)	2,988	192,367
AMB Property Corp.	12,751	481,988
American Campus Communities Inc.	1,937	40,677
American Financial Realty Trust (1)	17,067	249,690
American Home Mortgage Investment Corp.	5,304	151,907
AMLI Residential Properties Trust (1)	3,875	106,136
Annaly Mortgage Management Inc. (1)	18,228	341,957
Anthracite Capital Inc.	8,227	91,649
Anworth Mortgage Asset Corp.	6,858	65,494
Apartment Investment & Management Co. Class A	14,440	537,168
Arbor Realty Trust Inc.	1,252	30,987
Archstone-Smith Trust	29,903	1,019,991
Arden Realty Group Inc.	10,102	341,953
Ashford Hospitality Trust Inc.	4,478	45,676
AvalonBay Communities Inc.	11,017	736,927
Bedford Property Investors Inc.	2,348	51,257
Bimini Mortgage Management Inc. Class A	3,263	45,193
BioMed Realty Trust Inc.	5,009	103,185
Boston Properties Inc. (1)	12,661	762,572
Brandywine Realty Trust (1)	7,431	211,040
BRE Properties Inc. Class A (1)	7,768	274,210
Camden Property Trust (1)	7,591	357,005
Capital Automotive	5,817	192,659
Capital Lease Funding Inc.	3,752	41,460
Capstead Mortgage Corp. (1)	2,549	21,794
CarrAmerica Realty Corp.	8,251	260,319
Catellus Development Corp.	15,652	417,126
CBL & Associates Properties Inc.	3,324	237,699
Cedar Shopping Centers Inc.	2,831	40,313
CenterPoint Properties Trust	7,442	305,122
Colonial Properties Trust (1)	2,836	108,931
Commercial Net Lease Realty Inc. (1)	7,767	143,301
Cornerstone Realty Income Trust Inc.	7,425	73,656
Corporate Office Properties Trust (1)	5,777	152,975
Correctional Properties Trust	1,708	43,127
Cousins Properties Inc.	5,367	138,844
Crescent Real Estate Equities Co.	11,698	191,145
CRT Properties Inc.	4,894	106,591
Developers Diversified Realty Corp.	16,519	656,630
Digital Realty Trust Inc.	3,052	43,857
Duke Realty Corp.	21,626	645,536
EastGroup Properties Inc. (1)	3,269	123,241
ECC Capital Corp. (2)	8,421	50,526
Education Realty Trust Inc. (2)	2,786	46,331
Entertainment Properties Trust	4,000	165,720
Equity Inns Inc.	8,085	89,178
Equity Lifestyle Properties Inc. (1)	2,706	95,387
Equity Office Properties Trust	61,553	1,854,592

Equity One Inc. (1)	5,206	107,192
Equity Residential	43,029	1,385,964
Essex Property Trust Inc.	3,546	245,029
Extra Space Storage Inc.	3,306	44,631
Federal Realty Investment Trust	7,996	386,607
FelCor Lodging Trust Inc. (1) (2)	7,472	92,877
Fieldstone Investment Corp. (2)	7,330	106,432
First Industrial Realty Trust Inc. (1)	6,302	238,405
Gables Residential Trust	4,449	148,152
General Growth Properties Inc.	36,240	1,235,784
Getty Realty Corp. (1)	2,848	72,766
Glenborough Realty Trust Inc.	5,015	95,887
Glimcher Realty Trust (1)	5,625	133,313
Global Signal Inc.	1,601	47,966
GMH Communities Trust	4,432	51,899
Government Properties Trust Inc. (1)	2,343	23,336
Gramercy Capital Corp.	1,621	31,610
Health Care Property Investors Inc.	20,432	479,539
Health Care REIT Inc.	7,664	245,248
Healthcare Realty Trust Inc. (1)	7,141	260,218
Heritage Property Investment Trust Inc. (1)	4,258	126,377
Highland Hospitality Corp.	4,668	48,314
Highwoods Properties Inc.	8,091	217,001
Home Properties Inc.	4,884	189,499
HomeBanc Corp.	6,779	59,926
Hospitality Properties Trust	10,384	419,306
Host Marriott Corp.	53,001	877,697
HRPT Properties Trust	30,366	361,659
Impac Mortgage Holdings Inc. (1)	11,568	221,874
Innkeepers USA Trust	5,913	76,337
Investors Real Estate Trust	7,104	66,280
iStar Financial Inc.	16,844	693,636
Kilroy Realty Corp. (1)	4,314	176,486
Kimco Realty Corp.	14,908	803,541
Kite Realty Group Trust	2,818	40,579
Kramont Realty Trust	3,713	86,884
LaSalle Hotel Properties	4,424	128,517
Lexington Corporate Properties Trust	7,545	165,537
Liberty Property Trust	12,861	502,222
LTC Properties Inc.	2,448	42,473
Luminent Mortgage Capital Inc.	5,102	56,020
Macerich Co. (The)	8,883	473,286
Mack-Cali Realty Corp.	9,206	389,874
Maguire Properties Inc.	5,339	127,495
Meristar Hospitality Corp. (2)	13,156	92,092
MFA Mortgage Investments Inc.	12,272	93,390
Mid-America Apartment Communities Inc.	2,724	99,426
Mills Corp.	8,258	436,848
Mission West Properties Inc. (1)	2,381	25,239
MortgageIT Holdings Inc.	2,390	38,121
National Health Investors Inc.	3,538	91,917
Nationwide Health Properties Inc.	10,269	207,536
New Century Financial Corp. (1)	7,040	329,613
New Plan Excel Realty Trust Inc. (1)	15,145	380,291
Newcastle Investment Corp. (1)	5,629	166,618
Novastar Financial Inc. (1)	4,186	150,738
Omega Healthcare Investors Inc.	7,447	81,768
Pan Pacific Retail Properties Inc.	6,156	349,353
Parkway Properties Inc.	2,233	104,281
Pennsylvania Real Estate Investment Trust (1)	4,868	196,278
Plum Creek Timber Co. Inc.	27,930	997,101
Post Properties Inc. (1)	6,243	193,783
Prentiss Properties Trust (1)	6,927	236,626
ProLogis	27,790	1,031,009
PS Business Parks Inc. (1)	2,264	91,239
Public Storage Inc.	12,576	716,077
RAIT Investment Trust (1)	3,962	106,261
Ramco-Gershenson Properties Trust (1)	2,204	59,839
Rayonier Inc. (1)	7,490	370,980
Realty Income Corp. (1)	11,951	273,439
Reckson Associates Realty Corp. (1)	12,310	377,917
Redwood Trust Inc. (1)	2,746	140,540

Regency Centers Corp.	9,373	446,436
Saul Centers Inc.	1,746	55,872
Saxon Capital Inc. (1)	7,650	131,580
Senior Housing Properties Trust	8,255	137,693
Shurgard Storage Centers Inc. Class A	6,999	286,819
Simon Property Group Inc.	25,536	1,546,971
SL Green Realty Corp. (1)	6,307	354,580
Sovran Self Storage Inc.	2,471	97,926
Spirit Finance Corp. (2)	9,689	105,223
Strategic Hotel Capital Inc.	3,303	48,554
Sun Communities Inc.	2,368	84,774
Sunstone Hotel Investors Inc.	3,895	83,548
Tanger Factory Outlet Centers Inc.	4,295	94,490
Taubman Centers Inc. (1)	7,544	209,271
Thornburg Mortgage Inc. (1)	14,303	401,056
Town & Country Trust (The) (1)	2,824	74,695
Trizec Properties Inc.	13,443	255,417
Trustreet Properties Inc. (1)	3,620	55,712
United Dominion Realty Trust Inc. (1)	21,112	440,607
Universal Health Realty Income Trust	1,830	51,698
Urstadt Biddle Properties Inc. Class A (1)	3,465	52,841
U-Store-It Trust	4,628	80,527
Ventas Inc.	12,801	319,513
Vornado Realty Trust	14,687	1,017,368
Washington Real Estate Investment Trust (1)	6,392	183,770
Weingarten Realty Investors	11,615	400,834
Winston Hotels Inc.	3,917	45,829

		38,980,868

RETAIL—6.49%
Abercrombie & Fitch Co. Class A	13,374	765,528
AC Moore Arts & Crafts Inc. (1) (2)	2,274	60,625
Advance Auto Parts Inc. (2)	11,473	578,813
Aeropostale Inc. (2)	8,621	282,338
American Eagle Outfitters Inc.	16,605	490,678
America’s Car-Mart Inc. (1) (2)	995	34,885
AnnTaylor Stores Corp. (1) (2)	10,392	265,931
Applebee’s International Inc.	12,431	342,598
Asbury Automotive Group Inc. (2)	1,427	21,976
AutoNation Inc. (2)	27,190	514,979
AutoZone Inc. (2)	8,492	727,764
Barnes & Noble Inc. (2)	8,254	284,680
Bebe Stores Inc. (1)	1,260	42,777
Bed Bath & Beyond Inc. (2)	45,819	1,674,226
Best Buy Co. Inc.	40,379	2,180,870
Big 5 Sporting Goods Corp.	2,869	70,864
Big Lots Inc. (1) (2)	17,594	211,480
BJ’s Restaurants Inc. (1) (2)	1,269	24,606
BJ’s Wholesale Club Inc. (1) (2)	10,669	331,379
Blair Corp.	1,193	39,333
Blockbuster Inc.	27,494	242,772
Bob Evans Farms Inc. (1)	5,252	123,159
Bombay Co. Inc. (The) (1) (2)	4,754	25,196
Bon-Ton Stores Inc. (The)	744	13,459
Borders Group Inc.	11,713	311,800
Brinker International Inc. (2)	13,781	499,148
Brookstone Inc. (2)	3,055	49,552
Brown Shoe Co. Inc.	2,866	98,218
Buckle Inc. (The)	1,099	38,366
Buffalo Wild Wings Inc. (2)	1,012	38,284
Build-A-Bear Workshop Inc. (1) (2)	1,344	41,194
Burlington Coat Factory Warehouse Corp.	2,910	83,517
Cabela’s Inc. Class A (2)	1,597	32,946
Cache Inc. (2)	1,643	22,263
California Pizza Kitchen Inc. (1) (2)	2,976	69,757
CarMax Inc. (1) (2)	15,761	496,471
Casey’s General Store Inc. (1)	7,917	142,268
Cash America International Inc. (1)	4,240	92,983
Casual Male Retail Group Inc. (1) (2)	4,823	31,301
Cato Corp. Class A	2,952	95,202
CBRL Group Inc.	7,557	312,104
CEC Entertainment Inc. (1) (2)	5,820	213,012

Charlotte Russe Holding Inc. (1) (2)	1,579	20,401
Charming Shoppes Inc. (2)	17,427	141,682
Cheesecake Factory (The) (1) (2)	12,051	427,208
Chico’s FAS Inc. (1) (2)	27,453	775,822
Children’s Place Retail Stores Inc. (The) (1) (2)	2,491	118,945
Christopher & Banks Corp. (1)	5,881	103,506
Circuit City Stores Inc.	30,325	486,716
CKE Restaurants Inc. (1) (2)	7,924	125,595
Claire’s Stores Inc.	13,388	308,460
Coldwater Creek Inc. (1) (2)	5,296	97,870
Conn’s Inc. (2)	700	13,160
Copart Inc. (1) (2)	10,364	244,176
Cosi Inc. (2)	3,629	24,677
Cost Plus Inc. (1) (2)	3,330	89,510
Costco Wholesale Corp.	70,039	3,094,323
CSK Auto Corp. (2)	6,798	119,985
CVS Corp.	60,633	3,190,508
Darden Restaurants Inc.	24,622	755,403
Dave & Buster’s Inc. (1) (2)	1,856	34,707
Deb Shops Inc. (1)	612	17,271
Design Within Reach Inc. (2)	651	10,244
Dick’s Sporting Goods Inc. (1) (2)	4,457	163,706
Dillard’s Inc. Class A (1)	9,090	244,521
Dollar General Corp.	45,253	991,493
Dollar Tree Stores Inc. (2)	17,415	500,333
Domino’s Pizza Inc.	3,887	72,648
Dress Barn Inc. (1) (2)	3,466	63,151
Electronics Boutique Holdings Corp. (1) (2)	1,822	78,291
Family Dollar Stores Inc.	23,305	707,540
Federated Department Stores Inc.	25,971	1,652,794
Finish Line Inc. (The)	5,740	132,881
Foot Locker Inc. (1)	23,847	698,717
Fred’s Inc. (1)	6,228	106,935
GameStop Corp. Class B (2)	5,592	124,702
Gander Mountain Co. (1) (2)	588	7,703
Gap Inc. (The)	94,747	2,069,274
Genesco Inc. (1) (2)	3,392	96,401
Goody’s Family Clothing Inc.	2,985	26,955
Group 1 Automotive Inc. (2)	2,929	77,033
Guitar Center Inc. (1) (2)	3,855	211,370
Hancock Fabrics Inc. (1)	2,850	21,204
Haverty Furniture Companies Inc.	2,755	42,014
Hibbet Sporting Goods Inc. (2)	3,369	101,205
Hollywood Entertainment Corp. (2)	8,136	107,151
Home Depot Inc.	342,489	13,096,779
Hot Topic Inc. (1) (2)	6,776	148,056
IHOP Corp. (1)	3,001	143,088
Insight Enterprises Inc. (2)	7,626	133,913
Jack in the Box Inc. (1) (2)	5,720	212,212
Jill (J.) Group Inc. (The) (2)	2,853	39,257
Jo-Ann Stores Inc. (1) (2)	3,031	85,141
Joseph A. Bank Clothiers Inc. (1) (2)	1,507	44,155
Kenneth Cole Productions Inc. Class A	1,163	33,890
Kirkland’s Inc. (2)	1,697	18,769
Kohl’s Corp. (2)	45,792	2,364,241
Krispy Kreme Doughnuts Inc. (1) (2)	8,858	67,587
Landry’s Restaurants Inc. (1)	3,381	97,779
Limited Brands Inc.	54,737	1,330,109
Linens ‘n Things Inc. (1) (2)	6,977	173,239
Lithia Motors Inc. Class A	2,167	55,497
Lone Star Steakhouse & Saloon Inc.	2,275	65,759
Longs Drug Stores Corp.	4,522	154,743
Lowe’s Companies Inc.	120,064	6,854,454
MarineMax Inc. (2)	1,864	58,120
May Department Stores Co. (The)	44,214	1,636,802
McDonald’s Corp.	192,321	5,988,876
Men’s Wearhouse Inc. (The) (1) (2)	4,719	199,189
Michaels Stores Inc.	21,014	762,808
Movado Group Inc.	2,208	40,848
Movie Gallery Inc. (1)	3,605	103,391
MSC Industrial Direct Co. Inc. Class A	5,071	154,970
Neiman-Marcus Group Inc. Class A	6,603	604,241

New York & Co. Inc. (2)	1,570	31,510
99 Cents Only Stores (1) (2)	7,434	97,906
Nordstrom Inc.	16,435	910,170
Nu Skin Enterprises Inc. Class A (1)	8,217	184,965
O’Charley’s Inc. (1) (2)	3,345	72,720
Office Depot Inc. (2)	47,643	1,056,722
OfficeMax Inc.	14,216	476,236
O’Reilly Automotive Inc. (1) (2)	7,544	373,654
Outback Steakhouse Inc. (1)	9,733	445,674
P.F. Chang’s China Bistro Inc. (1) (2)	3,987	238,423
Pacific Sunwear of California Inc. (2)	11,769	329,297
Panera Bread Co. Class A (1) (2)	4,256	240,592
Pantry Inc. (The) (2)	1,879	58,193
Papa John’s International Inc. (1) (2)	1,710	59,371
Party City Corp. (2)	1,833	26,835
Payless ShoeSource Inc. (2)	10,599	167,358
PC Connection Inc. (2)	1,115	6,545
PC Mall Inc. (2)	1,347	16,730
Penney (J.C.) Co. Inc. (Holding Co.)	37,152	1,928,932
Pep Boys-Manny, Moe & Jack Inc. (1)	8,756	153,930
PETCO Animal Supplies Inc. (2)	6,286	231,388
PETsMART Inc.	22,069	634,484
Pier 1 Imports Inc. (1)	13,487	245,868
RadioShack Corp.	24,582	602,259
Rare Hospitality International Inc. (1) (2)	5,188	160,205
Red Robin Gourmet Burgers Inc. (1) (2)	1,806	91,943
Regis Corp.	6,878	281,517
Restoration Hardware Inc. (2)	3,293	18,770
Retail Ventures Inc. (2)	1,380	12,572
Rite Aid Corp. (2)	64,845	256,786
Ross Stores Inc.	23,101	673,163
Ruby Tuesday Inc. (1)	10,111	245,596
Rush Enterprises Inc. Class B (2)	990	16,691
Ryan’s Restaurant Group Inc. (2)	6,402	93,021
Saks Inc.	19,256	347,571
School Specialty Inc. (2)	3,513	137,569
Sears Holdings Corp. (1) (2)	16,310	2,171,976
Select Comfort Corp. (1) (2)	5,307	108,475
7-Eleven Inc. (2)	3,983	95,672
Sharper Image Corp. (1) (2)	1,705	28,320
Shoe Carnival Inc. (2)	1,002	17,535
ShopKo Stores Inc. (1) (2)	4,229	93,968
Smart & Final Inc. (2)	1,781	21,657
Sonic Automotive Inc.	3,960	89,932
Sonic Corp. (2)	9,219	307,915
Sports Authority Inc. (The) (1) (2)	3,326	91,465
Stage Stores Inc. (2)	2,748	105,496
Staples Inc.	75,868	2,384,531
Starbucks Corp. (2)	60,520	3,126,463
Steak n Shake Co. (The) (1) (2)	3,519	68,093
Stein Mart Inc. (2)	3,664	82,440
Systemax Inc. (2)	1,034	5,625
Talbots Inc. (The) (1)	2,862	91,527
Target Corp.	139,467	6,976,139
TBC Corp. (1) (2)	2,864	79,791
Texas Roadhouse Inc. Class A (2)	1,631	45,798
Tiffany & Co. (1)	22,651	781,913
TJX Companies Inc.	75,739	1,865,452
Too Inc. (1) (2)	5,144	126,902
Toys R Us Inc. (2)	32,720	842,867
Tractor Supply Co. (2)	4,790	209,084
Trans World Entertainment Corp. (2)	2,953	43,498
Triarc Companies Inc. Class B (1)	5,347	73,949
Tuesday Morning Corp. (1) (2)	4,070	117,501
United Auto Group Inc. (1)	2,889	80,401
Urban Outfitters Inc. (2)	7,019	336,701
Walgreen Co.	156,493	6,951,419
Wal-Mart Stores Inc.	391,850	19,635,604
Wendy’s International Inc.	17,464	681,795
West Marine Inc. (1) (2)	2,215	47,091
Williams-Sonoma Inc. (2)	14,402	529,274
World Fuel Services Corp.	3,549	111,794

Yum! Brands Inc. (1)	44,154	2,287,619
Zale Corp. (2)	8,104	240,851

		127,067,105

SAVINGS & LOANS—0.77%
Abington Community Bancorp Inc. (2)	945	12,181
Anchor BanCorp Wisconsin Inc.	2,900	81,519
Astoria Financial Corp.	17,545	443,889
Atlantic Coast Federal Corp. (2)	932	11,613
Bank Mutual Corp.	11,301	133,578
BankAtlantic Bancorp Inc. Class A	6,288	109,411
BankUnited Financial Corp. Class A (1) (2)	3,980	106,903
Berkshire Hills Bancorp Inc. (1)	748	25,245
Beverly Hills Bancorp Inc.	1,333	14,290
BFC Financial Corp. Class A (2)	1,285	12,143
Brookline Bancorp Inc. (1)	8,895	132,536
Capitol Federal Financial (1)	3,303	114,416
Charter Financial Corp. (1)	512	17,085
Citizens First Bancorp Inc.	1,166	26,048
Clifton Savings Bancorp Inc.	1,628	18,234
Commercial Capital Bancorp Inc.	5,429	110,480
Commercial Federal Corp. (1)	6,310	174,472
Dime Community Bancshares (1)	5,116	77,763
Downey Financial Corp.	2,935	180,591
Fidelity Bankshares Inc.	3,390	77,902
First Financial Holdings Inc. (1)	1,808	50,226
First Niagara Financial Group Inc. (1)	18,167	239,986
First Place Financial Corp.	1,822	33,343
FirstFed Financial Corp. (2)	2,504	127,729
Flagstar Bancorp Inc. (1)	4,640	90,712
Flushing Financial Corp.	2,523	45,919
Franklin Bank Corp. (Texas) (2)	1,232	21,252
Golden West Financial Corp.	38,034	2,301,057
Harbor Florida Bancshares Inc. (1)	3,063	104,448
Home Federal Bancorp Inc. (2)	799	9,708
Horizon Financial Corp. (1)	1,785	33,522
Hudson City Bancorp Inc.	10,116	369,740
Independence Community Bank Corp.	12,794	498,966
ITLA Capital Corp. (1) (2)	823	41,117
Kearny Financial Corp. (2)	3,161	35,150
MAF Bancorp Inc.	4,276	177,625
NASB Financial Inc.	435	17,226
New York Community Bancorp Inc. (1)	40,346	732,683
Northwest Bancorp Inc. (1)	3,025	64,765
OceanFirst Financial Corp. (1)	1,161	26,668
Ocwen Financial Corp. (1) (2)	5,899	47,605
Partners Trust Financial Group Inc.	4,475	47,435
PennFed Financial Services Inc. (1)	1,272	18,876
People’s Bank	6,000	245,700
PFF Bancorp Inc.	2,735	75,486
Provident Bancorp Inc.	7,320	89,597
Provident Financial Holdings Inc.	979	29,115
Provident Financial Services Inc. (1)	10,597	181,209
Sovereign Bancorp Inc.	56,509	1,252,239
Sterling Financial Corp. (Washington) (2)	3,627	129,484
TierOne Corp.	2,887	67,845
United Community Financial Corp.	4,136	45,868
Washington Federal Inc. (1)	13,302	310,070
Washington Mutual Inc.	133,009	5,253,856
Webster Financial Corp.	7,995	363,053
Westfield Financial Inc.	542	13,550
WSFS Financial Corp.	788	41,417

		15,114,546

SEMICONDUCTORS—3.13%
Actel Corp. (2)	3,539	54,430
Advanced Micro Devices Inc. (1) (2)	60,065	968,248
Agere Systems Inc. Class B (2)	264,957	376,239
Alliance Semiconductor Corp. (2)	4,129	10,281
Altera Corp. (2)	57,180	1,131,020
AMIS Holdings Inc. (2)	4,456	50,308
Amkor Technology Inc. (2)	14,427	55,688

Analog Devices Inc.	57,345	2,072,448
Applied Materials Inc. (2)	257,370	4,182,263
Applied Micro Circuits Corp. (2)	46,679	153,574
Asyst Technologies Inc. (2)	6,520	31,231
Atmel Corp. (2)	65,265	192,532
ATMI Inc. (1) (2)	4,705	117,813
August Technology Corp. (2)	2,251	26,382
Axcelis Technologies Inc. (1) (2)	15,704	114,639
Broadcom Corp. Class A (2)	39,802	1,190,876
Brooks Automation Inc. (1) (2)	6,889	104,575
California Micro Devices Corp. (2)	2,743	13,852
Cirrus Logic Inc. (1) (2)	13,342	60,306
Cohu Inc.	3,413	54,437
Conexant Systems Inc. (2)	69,254	103,881
Credence Systems Corp. (1) (2)	12,480	98,717
Cree Inc. (1) (2)	11,233	244,318
Cypress Semiconductor Corp. (1) (2)	19,862	250,261
Diodes Inc. (1) (2)	1,192	32,339
DSP Group Inc. (2)	4,654	119,887
DuPont Photomasks Inc. (2)	2,328	62,088
Emulex Corp. (2)	12,844	241,981
Entegris Inc. (2)	6,335	62,653
ESS Technology Inc. (2)	4,738	24,969
Exar Corp. (1) (2)	6,350	85,090
Fairchild Semiconductor International Inc. Class A (2)	18,559	284,509
FormFactor Inc. (1) (2)	4,435	100,408
Freescale Semiconductor Inc. Class B (2)	59,780	1,031,205
Genesis Microchip Inc. (1) (2)	4,624	66,817
Helix Technology Corp.	4,084	63,179
Integrated Circuit Systems Inc. (2)	10,881	208,045
Integrated Device Technology Inc. (2)	15,818	190,291
Integrated Silicon Solution Inc. (1) (2)	5,614	37,614
Intel Corp.	988,276	22,957,651
International Rectifier Corp. (2)	10,005	455,228
Intersil Corp. Class A	22,915	396,888
IXYS Corp. (2)	3,003	34,354
KLA-Tencor Corp. (2)	30,168	1,388,030
Kopin Corp. (1) (2)	11,027	33,853
Kulicke & Soffa Industries Inc. (1) (2)	8,106	50,987
Lam Research Corp. (2)	20,481	591,082
Lattice Semiconductor Corp. (1) (2)	18,112	97,261
Leadis Technology Inc. (2)	1,073	6,417
Linear Technology Corp.	47,178	1,807,389
LSI Logic Corp. (2)	58,896	329,229
LTX Corp. (2)	8,773	38,952
Mattson Technology Inc. (1) (2)	5,948	47,227
Maxim Integrated Products Inc.	49,132	2,008,025
MEMC Electronic Materials Inc. (2)	11,882	159,813
Micrel Inc. (2)	9,932	91,573
Microchip Technology Inc.	31,631	822,722
Micron Technology Inc. (2)	88,800	918,192
Microsemi Corp. (2)	9,200	149,868
Microtune Inc. (1) (2)	7,790	33,575
Mindspeed Technologies Inc. (1) (2)	13,839	30,861
MKS Instruments Inc. (2)	4,664	74,064
Monolithic Power Systems Inc. (2)	808	7,135
Monolithic System Technology Inc. (1) (2)	3,663	21,429
Mykrolis Corp. (2)	6,592	94,266
National Semiconductor Corp.	54,635	1,126,027
Novellus Systems Inc.	21,290	569,082
NVIDIA Corp. (2)	25,185	598,396
OmniVision Technologies Inc. (1) (2)	8,741	132,426
ON Semiconductor Corp. (1) (2)	17,105	67,565
Pericom Semiconductor Corp. (2)	3,492	29,926
Photronics Inc. (1) (2)	5,205	94,211
Pixelworks Inc. (2)	6,033	49,169
PMC-Sierra Inc. (2)	26,681	234,793
PortalPlayer Inc. (1) (2)	988	22,556
Power Integrations Inc. (1) (2)	4,442	92,793
QLogic Corp. (2)	14,418	583,929
Rambus Inc. (2)	13,147	198,125
Rudolph Technologies Inc. (1) (2)	1,667	25,105

Semitool Inc. (1) (2)	2,839	28,958
Semtech Corp. (2)	11,599	207,274
SigmaTel Inc. (2)	3,891	145,640
Silicon Image Inc. (2)	11,199	112,662
Silicon Laboratories Inc. (1) (2)	5,757	171,040
Siliconix Inc. (2)	1,080	38,102
Sipex Corp. (1) (2)	4,158	9,647
SiRF Technology Holdings Inc. (2)	1,218	13,593
Skyworks Solutions Inc. (2)	23,680	150,368
Staktek Holdings Inc. (2)	1,796	7,112
Standard Microsystems Corp. (1) (2)	2,998	52,045
Supertex Inc. (1) (2)	1,660	30,395
Teradyne Inc. (2)	29,907	436,642
Tessera Technologies Inc. (2)	3,861	166,911
Texas Instruments Inc.	264,381	6,739,072
Transmeta Corp. (1) (2)	22,120	20,572
Tripath Technology Inc. (1) (2)	3,621	3,223
TriQuint Semiconductor Inc. (1) (2)	20,995	70,963
Ultratech Inc. (1) (2)	3,372	49,231
Varian Semiconductor Equipment Associates Inc. (1) (2)	5,694	216,429
Veeco Instruments Inc. (2)	3,601	54,195
Vitesse Semiconductor Corp. (2)	32,508	87,121
Volterra Semiconductor Corp. (2)	967	13,055
Xilinx Inc.	52,912	1,546,618
Zoran Corp. (1) (2)	6,389	66,126

		61,176,562

SOFTWARE—3.89%
Activision Inc. (2)	29,310	433,788
Actuate Corp. (1) (2)	6,333	15,199
Acxiom Corp.	12,785	267,590
Adobe Systems Inc.	36,579	2,457,011
Advent Software Inc. (2)	3,454	62,794
Allscripts Healthcare Solutions Inc. (1) (2)	4,550	65,065
Altiris Inc. (1) (2)	3,312	78,991
American Reprographics Co. (2)	1,910	27,409
ANSYS Inc. (2)	4,640	158,734
Ascential Software Corp. (2)	9,105	168,716
Aspen Technology Inc. (1) (2)	5,291	30,053
Atari Inc. (2)	1,721	5,438
AuthentiDate Holding Corp. (2)	3,913	15,613
Autodesk Inc.	35,960	1,070,170
Automatic Data Processing Inc. (1)	90,151	4,052,287
Avid Technology Inc. (2)	5,264	284,888
BEA Systems Inc. (2)	55,475	442,136
Blackbaud Inc.	1,157	14,578
Blackboard Inc. (2)	695	12,121
BMC Software Inc. (2)	34,457	516,855
Borland Software Corp. (2)	12,461	101,183
CallWave Inc. (2)	612	3,611
Captaris Inc. (1) (2)	3,969	16,074
CCC Information Services Group Inc. (2)	1,033	23,604
Cerner Corp. (1) (2)	4,257	223,535
Certegy Inc.	9,860	341,353
Chordiant Software Inc. (2)	9,485	15,840
Citrix Systems Inc. (2)	25,825	615,152
Computer Associates International Inc.	71,087	1,926,458
Computer Programs & Systems Inc. (1)	1,193	33,499
Compuware Corp. (2)	58,954	424,469
Concord Communications Inc. (1) (2)	2,198	22,244
Concur Technologies Inc. (1) (2)	3,660	29,719
Corillian Corp. (1) (2)	3,863	13,443
CSG Systems International Inc. (1) (2)	8,068	131,428
Dendrite International Inc. (2)	5,402	75,844
Digi International Inc. (2)	3,563	48,884
Dun & Bradstreet Corp. (2)	10,913	670,604
Eclipsys Corp. (2)	5,284	81,796
eFunds Corp. (2)	7,538	168,248
Electronic Arts Inc. (2)	45,594	2,360,857
Emageon Inc. (2)	751	13,488
Embarcadero Technologies Inc. (1) (2)	2,783	18,340
Epicor Software Corp. (1) (2)	6,216	81,430

EPIQ Systems Inc. (1) (2)	2,162	28,063
Fair Isaac Corp.	10,946	376,980
FalconStor Software Inc. (1) (2)	4,264	25,456
FileNET Corp. (2)	6,450	146,931
First Data Corp.	123,020	4,835,916
Fiserv Inc. (2)	29,868	1,188,746
Global Payments Inc. (1)	4,224	272,406
Hyperion Solutions Corp. (2)	5,876	259,190
IDX Systems Corp. (2)	3,150	109,400
IMS Health Inc.	35,958	877,016
Infocrossing Inc. (1) (2)	2,669	42,277
Informatica Corp. (1) (2)	12,265	101,432
infoUSA Inc.	4,575	48,083
InPhonic Inc. (1) (2)	1,156	26,259
Inter-Tel Inc.	2,986	73,157
InterVideo Inc. (2)	969	10,659
Intuit Inc. (2)	25,485	1,115,478
iVillage Inc. (2)	5,219	31,784
JDA Software Group Inc. (2)	4,157	58,364
Jupitermedia Corp. (1) (2)	2,550	39,551
Keane Inc. (1) (2)	7,647	99,640
Lawson Software Inc. (1) (2)	9,187	54,203
ManTech International Corp. Class A (1) (2)	2,792	64,411
Manugistics Group Inc. (1) (2)	9,821	16,499
MAPICS Inc. (2)	4,258	54,204
MapInfo Corp. (1) (2)	3,381	40,707
Mercury Interactive Corp. (2)	12,829	607,838
Micromuse Inc. (2)	10,981	49,744
Microsoft Corp.	1,402,049	33,887,524
MicroStrategy Inc. Class A (1) (2)	1,894	102,787
Midway Games Inc. (1) (2)	7,469	76,632
MRO Software Inc. (1) (2)	2,838	39,817
NAVTEQ Corp. (2)	6,198	268,683
NDCHealth Corp. (1)	5,198	83,064
NetIQ Corp. (2)	8,614	98,458
Novell Inc. (2)	59,289	353,362
Omnicell Inc. (1) (2)	2,800	20,188
Open Solutions Inc. (1) (2)	2,135	42,337
OPNET Technologies Inc. (2)	1,225	10,241
Oracle Corp. (2)	576,845	7,199,026
Packeteer Inc. (2)	5,245	80,721
PalmSource Inc. (1) (2)	2,414	21,823
Parametric Technology Corp. (2)	41,712	233,170
PDF Solutions Inc. (1) (2)	1,924	26,936
Pegasystems Inc. (1) (2)	2,738	14,730
Per-Se Technologies Inc. (1) (2)	3,592	55,137
Pinnacle Systems Inc. (2)	10,325	57,717
Pixar Inc. (1) (2)	3,651	356,155
PLATO Learning Inc. (2)	2,896	22,589
Progress Software Corp. (2)	4,725	123,890
QAD Inc.	1,865	15,424
Quality Systems Inc. (1)	1,132	47,929
Quest Software Inc. (2)	7,565	104,700
Red Hat Inc. (1) (2)	24,401	266,215
Renaissance Learning Inc.	931	15,939
Retek Inc. (2)	8,078	90,635
Safeguard Scientifics Inc. (2)	18,625	26,448
Salesforce.com Inc. (2)	1,871	28,046
ScanSoft Inc. (2)	11,149	41,474
Schawk Inc.	1,693	30,897
SeaChange International Inc. (1) (2)	3,400	44,030
SEI Investments Co.	9,730	351,837
SERENA Software Inc. (1) (2)	3,553	84,419
Siebel Systems Inc. (2)	65,237	595,614
SPSS Inc. (2)	2,230	38,780
SS&C Technologies Inc.	2,230	50,844
Sybase Inc. (2)	14,199	262,114
SYNNEX Corp. (2)	694	12,089
Take-Two Interactive Software Inc. (1) (2)	6,832	267,131
THQ Inc. (1) (2)	5,694	160,229
Total System Services Inc.	5,749	143,668
TradeStation Group Inc. (1) (2)	3,503	21,158

Transaction Systems Architects Inc. Class A (2)	5,806	134,409
Trident Microsystems Inc. (1) (2)	3,085	54,543
Ulticom Inc. (2)	1,699	18,910
Verint Systems Inc. (2)	1,625	56,778
Veritas Software Corp. (2)	65,162	1,513,062
Wind River Systems Inc. (1) (2)	10,594	159,758
Witness Systems Inc. (2)	3,530	61,952
Zix Corp. (1) (2)	2,422	9,058

		76,158,010

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. (1) (2)	2,237	90,397

		90,397

TELECOMMUNICATION EQUIPMENT—0.00%
Carrier Access Corp. (2)	2,506	14,936
NMS Communications Corp. (2)	6,281	26,945
Novatel Wireless Inc. (1) (2)	2,510	26,983
WJ Communications Inc. (2)	3,432	8,168

		77,032

TELECOMMUNICATIONS—5.34%
Adaptec Inc. (1) (2)	16,963	81,253
ADC Telecommunications Inc. (2)	122,194	243,166
ADTRAN Inc.	9,458	166,839
Aeroflex Inc. (2)	9,810	91,527
Airspan Networks Inc. (2)	3,545	18,115
Alamosa Holdings Inc. (2)	9,734	113,596
Alaska Communications Systems Group Inc.	1,950	19,598
Alltel Corp. (1)	47,029	2,579,541
American Tower Corp. Class A (2)	33,038	602,283
Anaren Inc. (2)	3,457	41,933
Andrew Corp. (2)	24,454	286,356
Anixter International Inc. (2)	4,472	161,663
Applied Signal Technology Inc.	1,598	36,594
Arris Group Inc. (1) (2)	13,875	95,876
Aspect Communications Corp. (2)	5,766	60,024
AT&T Corp.	121,108	2,270,775
Atheros Communications Inc. (2)	1,072	11,009
Audiovox Corp. Class A (1) (2)	2,858	36,411
Avanex Corp. (1) (2)	13,219	17,185
Avaya Inc. (2)	65,523	765,309
BellSouth Corp.	280,157	7,365,328
Black Box Corp. (1)	2,419	90,495
Boston Communications Group Inc. (1) (2)	2,365	16,839
Broadwing Corp. (1) (2)	8,015	33,182
C-COR Inc. (1) (2)	7,009	42,615
Centennial Communications Corp. (2)	1,659	18,000
CenturyTel Inc. (1)	21,293	699,262
CIENA Corp. (2)	84,829	145,906
Cincinnati Bell Inc. (2)	35,990	152,958
Cisco Systems Inc. (2)	1,033,078	18,481,765
Citizens Communications Co.	51,738	669,490
Commonwealth Telephone Enterprises Inc. (1) (2)	3,345	157,683
CommScope Inc. (1) (2)	8,205	122,747
Comtech Telecommunications Corp. (1) (2)	2,100	109,410
Comverse Technology Inc. (2)	30,120	759,626
Corning Inc. (2)	209,349	2,330,054
Crown Castle International Corp. (1) (2)	29,520	474,091
CT Communications Inc. (1)	2,399	25,261
D&E Communications Inc. (1)	1,576	14,389
Ditech Communications Corp. (1) (2)	4,452	55,516
Dobson Communications Corp. Class A (1) (2)	15,016	30,332
Eagle Broadband Inc. (2)	22,721	7,725
EMS Technologies Inc. (2)	1,579	21,474
Enterasys Networks Inc. (2)	33,050	46,270
Extreme Networks Inc. (2)	17,254	101,626
FairPoint Communications Inc.	3,694	55,299
Finisar Corp. (1) (2)	26,942	33,678
Foundry Networks Inc. (1) (2)	18,543	183,576
General Communication Inc. Class A (1) (2)	7,369	67,279
Golden Telecom Inc. (1)	2,289	58,598

Harmonic Inc. (2)	10,925	104,443
Harris Corp.	20,472	668,411
Hypercom Corp. (1) (2)	7,033	33,266
IDT Corp. Class B (1) (2)	9,262	136,985
InterDigital Communications Corp. (1) (2)	8,636	132,304
Intrado Inc. (1) (2)	2,253	27,712
Iowa Telecommunications Services Inc.	2,933	57,194
ITC DeltaCom Inc. (2)	2,119	1,674
Ixia (2)	3,838	68,278
JAMDAT Mobile Inc. (2)	972	16,757
JDS Uniphase Corp. (2)	212,516	354,902
Juniper Networks Inc. (1) (2)	80,800	1,782,448
KVH Industries Inc. (1) (2)	1,634	14,886
Level 3 Communications Inc. (1) (2)	104,922	216,139
Lucent Technologies Inc. (1) (2)	653,481	1,797,073
MasTec Inc. (2)	3,579	29,384
Motorola Inc.	357,974	5,358,871
MRV Communications Inc. (1) (2)	17,255	55,734
NETGEAR Inc. (1) (2)	3,530	53,268
Network Equipment Technologies Inc. (1) (2)	3,652	20,561
Newport Corp. (2)	6,855	99,329
Nextel Communications Inc. Class A (2)	156,730	4,454,267
Nextel Partners Inc. Class A (1) (2)	19,013	417,525
NII Holdings Inc. Class B (2)	8,792	505,540
North Pittsburgh Systems Inc. (1)	2,380	47,041
NTL Inc. (2)	10,540	671,082
Oplink Communications Inc. (2)	18,142	28,483
Optical Communication Products Inc. (2)	1,887	3,283
Plantronics Inc. (1)	7,399	281,754
Polycom Inc. (2)	15,133	256,504
Powerwave Technologies Inc. (1) (2)	16,437	127,222
Premiere Global Services Inc. (1) (2)	9,110	103,125
Price Communications Corp. (1) (2)	5,937	103,898
Primus Telecommunications Group Inc. (1) (2)	10,560	16,579
QUALCOMM Inc.	247,509	9,071,205
Qwest Communications International Inc. (2)	227,629	842,227
REMEC Inc. (1) (2)	8,861	46,786
RF Micro Devices Inc. (1) (2)	29,052	151,651
SafeNet Inc. (1) (2)	3,654	107,099
SBA Communications Corp. (2)	7,444	68,187
SBC Communications Inc.	505,942	11,985,766
Scientific-Atlanta Inc.	23,639	667,093
Shenandoah Telecommunications Co. (1)	796	24,676
SpectraLink Corp.	3,138	44,309
SpectraSite Inc. (2)	6,028	349,443
Sprint Corp. (FON Group) (1)	217,788	4,954,677
Stratex Networks Inc. (2)	12,844	23,633
SureWest Communications (1)	2,417	55,736
Sycamore Networks Inc. (1) (2)	26,607	94,721
Symmetricom Inc. (2)	6,244	69,246
Syniverse Holdings Inc. (2)	2,550	35,190
TALK America Holdings Inc. (2)	3,951	25,484
Tekelec (1) (2)	7,506	119,646
Telephone & Data Systems Inc.	7,572	617,875
Tellabs Inc. (2)	71,049	518,658
Terayon Communication Systems Inc. (1) (2)	9,950	30,646
3Com Corp. (2)	59,771	212,785
Time Warner Telecom Inc. Class A (2)	6,312	25,059
Triton PCS Holdings Inc. Class A (2)	3,999	8,878
UbiquiTel Inc. (1) (2)	11,240	75,308
United States Cellular Corp. (2)	2,317	105,725
USA Mobility Inc. (1) (2)	3,839	124,384
UTStarcom Inc. (1) (2)	13,504	147,869
Valor Communications Group Inc.	4,359	63,075
Verizon Communications Inc.	423,240	15,025,020
Viasat Inc. (2)	3,350	62,612
Westell Technologies Inc. Class A (2)	7,383	40,680
Western Wireless Corp. Class A (2)	12,685	481,523
Wireless Facilities Inc. (2)	7,564	47,275
Zhone Technologies Inc. (2)	6,339	16,164

		104,455,760

TEXTILES—0.09%
Angelica Corp. (1)	1,201	33,628
Cintas Corp. (1)	19,059	787,327
G&K Services Inc. Class A	2,765	111,402
Mohawk Industries Inc. (1) (2)	7,981	672,798
UniFirst Corp. (1)	1,213	48,399
Weyco Group Inc.	568	24,867

		1,678,421

TOYS, GAMES & HOBBIES—0.12%
Action Performance Companies Inc. (1)	2,380	31,487
Department 56 Inc. (2)	2,125	37,103
Hasbro Inc.	23,929	489,348
Jakks Pacific Inc. (1) (2)	4,053	87,018
LeapFrog Enterprises Inc. (1) (2)	3,911	44,390
Marvel Enterprises Inc. (1) (2)	11,105	222,100
Mattel Inc.	64,558	1,378,313
RC2 Corp. (2)	2,533	86,122
Topps Co. (The)	5,813	53,538

		2,429,419

TRANSPORTATION—1.37%
Alexander & Baldwin Inc.	6,422	264,586
Arkansas Best Corp.	3,352	126,639
Burlington Northern Santa Fe Corp.	56,597	3,052,276
Central Freight Lines Inc. (2)	1,612	5,739
CH Robinson Worldwide Inc. (1)	13,175	678,908
CNF Inc.	7,727	361,546
Covenant Transport Inc. Class A (2)	1,159	20,398
CSX Corp.	32,775	1,365,079
EGL Inc. (1) (2)	5,311	121,091
Expeditors International Washington Inc. (1)	16,176	866,225
FedEx Corp.	45,596	4,283,744
Florida East Coast Industries Inc. (1)	3,412	144,942
Forward Air Corp. (1)	3,396	144,602
Genesee & Wyoming Inc. Class A (1) (2)	2,492	64,568
GulfMark Offshore Inc. (1) (2)	2,341	60,655
Heartland Express Inc.	6,904	132,212
Hub Group Inc. Class A (2)	1,099	68,874
Hunt (J.B.) Transport Services Inc.	8,659	379,004
Kansas City Southern Industries Inc. (1) (2)	9,784	188,440
Kirby Corp. (2)	3,334	140,128
Knight Transportation Inc. (1)	5,403	133,292
Laidlaw International Inc. (2)	16,148	335,878
Landstar System Inc. (2)	9,106	298,222
Marten Transport Ltd. (2)	1,098	23,420
Norfolk Southern Corp.	59,820	2,216,331
Offshore Logistics Inc. (2)	3,248	108,223
Old Dominion Freight Line Inc. (2)	2,399	74,729
Overnite Corp. (1)	4,445	142,196
Overseas Shipholding Group Inc.	4,168	262,209
P.A.M. Transportation Services Inc. (1) (2)	1,122	19,298
Pacer International Inc. (2)	4,275	102,130
Quality Distribution Inc. (2)	1,225	13,291
RailAmerica Inc. (2)	5,732	71,535
Ryder System Inc.	10,061	419,544
SCS Transportation Inc. (2)	2,279	42,367
Seabulk International Inc. (2)	1,079	22,432
SIRVA Inc. (2)	2,832	20,136
Swift Transportation Co. Inc. (1) (2)	6,776	150,021
U.S. Xpress Enterprises Inc. Class A (2)	1,024	16,742
Union Pacific Corp.	39,545	2,756,287
United Parcel Service Inc. Class B (1)	87,280	6,348,747
Universal Truckload Services Inc. (2)	718	15,150
USF Corp.	4,142	199,893
Werner Enterprises Inc.	7,514	145,997
Yellow Roadway Corp. (1) (2)	7,448	436,006

		26,843,732

TRUCKING & LEASING—0.02%
AMERCO	1,524	70,561
GATX Corp. (1)	7,344	243,747

Greenbrier Companies Inc. (The) (1)	1,004	35,230

		349,538

WATER—0.03%
American States Water Co. (1)	2,468	62,440
Aqua America Inc. (1)	14,348	349,517
California Water Service Group (1)	2,767	92,335
Connecticut Water Service Inc. (1)	1,202	29,978
Middlesex Water Co. (1)	1,673	30,365
PICO Holdings Inc. (1) (2)	1,330	34,460
SJW Corp. (1)	1,066	37,449
Southwest Water Co. (1)	2,974	31,019

		667,563

TOTAL COMMON STOCKS (Cost: $1,959,990,517)		1,955,060,112

Security	Shares or Principal	Value
SHORT–TERM INVESTMENTS—7.62%

COMMERCIAL PAPER(4)—1.82%
Amstel Funding Corp.
2.95%, 08/19/05	$265,990	262,939
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	4,519,762	4,514,794
ANZ National Bank Ltd.
2.94%, 08/15/05	319,961	316,413
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	543,933	543,070
Cantabric Finance LLC
2.80%, 04/29/05	345,557	344,805
Chariot Funding LLC
2.70%, 04/06/05	172,779	172,714
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	646,320	645,771
Corporate Asset Funding
2.75%, 05/05/05	447,945	446,781
CRC Funding LLC
2.74%, 04/28/05	319,961	319,303
DEPFA Bank PLC
2.28%, 05/03/05	319,961	319,313
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	2,175,732	2,165,320
Fairway Finance LLC
3.15%, 09/15/05	569,242	560,924
Falcon Asset Securitization Corp.
2.75%, 04/14/05	255,968	255,715
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	793,502	791,924
Fortis Funding LLC
2.35%, 05/09/05	895,889	893,667
General Electric Capital Corp.
2.74%, 07/07/05	319,961	317,598
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	1,819,014	1,815,539
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	1,919,763	1,896,154
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	4,944,721	4,938,481
Kitty Hawk Funding Corp.
2.75%, 04/15/05	892,274	891,320
Liberty Street Funding Corp.
2.80%, 04/20/05	320,799	320,325
Moat Funding LLC
2.74%, 05/02/05	447,945	446,888
Mortgage Interest Networking Trust
2.77%, 04/13/05	531,134	530,644

New Center Asset Trust
2.80%, 04/15/05	639,921	639,224
Nordea North America Inc.
2.74%, 07/11/05	319,961	317,501
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	729,926	729,021
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	2,060,354	2,057,404
Polonius Inc.
2.82%, 04/28/05	531,134	530,011
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	551,126	550,570
Ranger Funding Co. LLC
2.75%, 04/14/05	959,882	958,930
Santander Central Hispano
2.75%, 07/08/05	799,901	793,924
Scaldis Capital LLC
2.75%, 07/08/05	160,159	158,960
Societe Generale
2.75%, 05/03/05	575,929	574,521
Sydney Capital Corp.
2.75%, 04/12/05	1,117,110	1,116,172
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	556,731	555,909
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	557,589	557,020
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	417,312	416,898
Tulip Funding Corp.
2.71%, 04/08/05	529,183	528,904
Variable Funding Capital Corp.
2.80%, 04/20/05	492,739	492,011
Yorktown Capital LLC
2.80%, 04/20/05	1,004,676	1,003,191

		35,690,573

FLOATING RATE NOTES(4)—2.59%
Allstate Life Global Funding II
2.74%, 01/10/06 (5)	294,364	294,373
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	2,239,724	2,240,088
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	415,949	415,854
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (5)	2,079,743	2,079,909
BMW US Capital LLC
2.82%, 04/18/06 (5)	639,921	639,921
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	2,175,732	2,175,362
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (5)	1,919,763	1,919,686
Commodore CDO Ltd.
3.08%, 12/12/05	159,980	159,980
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	1,919,763	1,919,513
DEPFA Bank PLC
2.99%, 12/15/05	639,921	639,921
Dorada Finance Inc.
2.66%, 07/29/05 (5)	531,134	531,082
Fairway Finance LLC
2.80%, 06/20/05	319,961	319,953
Fifth Third Bancorp
2.81%, 02/23/06 (5)	1,279,842	1,279,842
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (5)	831,897	831,932
General Electric Capital Corp.
2.86%, 03/09/06	287,964	288,331
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	233,652	233,652
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	415,949	415,949

Hartford Life Global Funding Trust
2.80%, 02/15/06	639,921	639,921
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	1,919,763	1,919,763
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (5)	2,879,645	2,879,687
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (5)	671,917	671,917
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (5)	2,623,676	2,624,264
Lothian Mortgages PLC
2.84%, 01/24/06 (5)	1,279,842	1,279,842
Marshall & Ilsley Corp.
2.95%, 02/20/06	639,921	640,601
MetLife Funding Inc.
2.74%, 03/06/06 (5)	959,882	959,882
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,599,803	1,599,711
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (5)	2,367,708	2,368,158
Norddeutsche Landesbank
2.63%, 07/27/05	639,921	639,849
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (5)	1,919,763	1,919,763
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	2,271,720	2,271,719
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (5)	351,957	351,887
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (5)	3,263,597	3,263,725
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (5)	1,969,037	1,968,973
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	1,919,763	1,919,764
Wells Fargo & Co.
2.78%, 03/15/06 (5)	319,961	320,003
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (5)	2,239,724	2,239,554
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (5)	3,225,202	3,224,986
Winston Funding Ltd.
2.75%, 04/25/05 (5)	456,904	456,904
World Savings Bank
2.71%, 09/09/05	223,972	223,963

		50,770,184

MONEY MARKET FUNDS—0.23%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)(6)	2,559,684	2,559,684
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (6)	1,476,245	1,476,245
BlackRock Temp Cash Money Market Fund (4)	119,340	119,340
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	268,242	268,242

		4,423,511

REPURCHASE AGREEMENTS(4)—1.86%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $14,079,395 and effective yields of 2.89% - 2.90%. (7)	$14,078,263	14,078,263
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $12,799,449 and an effective yield of 2.89%. (7)	12,798,421	12,798,421
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $9,599,586 and an effective yield of 2.89%. (7)	9,598,816	9,598,816

		36,475,500

TIME DEPOSITS(4)—1.03%
Abbey National Treasury Services PLC
1.39%, 04/08/05	447,945	447,943
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	639,921	639,921
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	895,889	895,889
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	831,897	831,897
First Tennessee Bank
2.77%, 04/15/05	319,961	319,961
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	793,502	793,502
Natexis Banques
2.98%, 08/18/05	639,921	639,921
Norddeutsche Landesbank
2.11%, 06/07/05	639,921	639,898
Rabobank Nederland NV NY
2.84%, 04/01/05	4,708,571	4,708,571
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	1,567,807	1,567,807
SunTrust Bank
2.68%, 05/03/05	639,921	639,865
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	2,175,732	2,175,665
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,151,858	1,151,854
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	3,167,609	3,167,610
Wells Fargo Bank N.A.
2.79%, 04/15/05	639,921	639,919
World Savings Bank
2.75%, 05/03/05	895,889	895,889

		20,156,112

U.S. GOVERNMENT AGENCY NOTES(4)—0.09%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	766,965	765,925
Federal National Mortgage Association
2.33%, 07/22/05	959,882	952,938

		1,718,863

TOTAL SHORT-TERM INVESTMENTS (Cost: $149,234,743)		149,234,743

TOTAL INVESTMENTS IN SECURITIES — 107.51% (Cost: $2,109,225,260)		2,104,294,855
Other Assets, Less Liabilities — (7.51%)		(146,979,936)

NET ASSETS — 100.00%		$1,957,314,919

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represents an investment of securities lending collateral. See Note 5.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.47%
ADVO Inc.	597	$22,358
Catalina Marketing Corp.	813	21,057
FTD Group Inc. (1)	320	3,878
Getty Images Inc. (1) (2)	903	64,212
Greenfield Online Inc. (1)	208	4,087
Harte-Hanks Inc.	1,037	28,580
Interpublic Group of Companies Inc. (1)	6,007	73,766
Lamar Advertising Co. (1)	1,443	58,138
Marchex Inc. Class B (1) (2)	47	876
Omnicom Group Inc.	3,472	307,341
ValueVision Media Inc. Class A (1) (2)	280	3,464
Ventiv Health Inc. (1)	359	8,257
West Corp. (1)	343	10,976

		606,990

AEROSPACE & DEFENSE—1.40%
AAR Corp. (1)	155	2,108
Alliant Techsystems Inc. (1)	534	38,154
Armor Holdings Inc. (1)	585	21,698
BE Aerospace Inc. (1)	1,388	16,656
Boeing Co. (The)	15,886	928,695
Curtiss-Wright Corp. (2)	120	6,840
DRS Technologies Inc. (1)	121	5,142
EDO Corp.	315	9,466
Engineered Support Systems Inc.	497	26,599
General Dynamics Corp.	669	71,616
HEICO Corp. (2)	43	864
Herley Industries Inc. (1)	66	1,129
Innovative Solutions & Support Inc. (1)	211	6,699
L-3 Communications Holdings Inc.	1,109	78,761
MTC Technologies Inc. (1)	184	5,980
Orbital Sciences Corp. (1) (2)	1,147	11,103
Rockwell Collins Inc.	3,793	180,509
Teledyne Technologies Inc. (1)	769	24,070
Titan Corp. (The) (1)	1,749	31,762
United Defense Industries Inc.	837	61,453
United Industrial Corp.	204	6,042
United Technologies Corp.	2,666	271,026

		1,806,372

AGRICULTURE—0.02%
Delta & Pine Land Co.	426	11,502
Maui Land & Pineapple Co. Inc. (1) (2)	116	4,976
Standard Commercial Corp.	61	1,135
Tejon Ranch Co. (1)	142	6,333
Vector Group Ltd. (2)	500	7,690

		31,636

AIRLINES—0.23%
AirTran Holdings Inc. (1)	1,776	16,073
America West Holdings Corp. Class B (1) (2)	56	304
AMR Corp. (1) (2)	1,581	16,917
ExpressJet Holdings Inc. (1)	741	8,455
Frontier Airlines Inc. (1)	408	4,276
JetBlue Airways Corp. (1) (2)	1,995	37,985
Mesa Air Group Inc. (1) (2)	763	5,341

Pinnacle Airlines Corp. (1)	496	5,268
Republic Airways Holdings Inc. (1)	74	925
SkyWest Inc.	425	7,901
Southwest Airlines Co.	13,398	190,788

		294,233

APPAREL—0.55%
Carter’s Inc. (1)	189	7,513
Cherokee Inc.	54	1,808
Coach Inc. (1)	4,011	227,143
Columbia Sportswear Co. (1) (2)	329	17,513
Deckers Outdoor Corp. (1) (2)	239	8,542
DHB Industries Inc. (1)	534	4,699
Guess? Inc. (1)	384	5,261
Gymboree Corp. (1)	469	5,881
K-Swiss Inc. Class A	546	18,034
Nike Inc. Class B	3,509	292,335
OshKosh B’Gosh Inc. Class A	71	2,165
Oxford Industries Inc.	260	9,513
Polo Ralph Lauren Corp. (2)	178	6,906
Quiksilver Inc. (1)	1,337	38,813
Reebok International Ltd. (2)	127	5,626
Skechers U.S.A. Inc. Class A (1)	46	712
Timberland Co. Class A (1)	458	32,486
Warnaco Group Inc. (The) (1)	590	14,184
Wolverine World Wide Inc.	316	6,772

		705,906

AUTO MANUFACTURERS—0.08%
A.S.V. Inc. (1) (2)	196	7,770
Navistar International Corp. (1)	754	27,446
Noble International Ltd. (2)	188	4,260
Oshkosh Truck Corp.	710	58,213
Wabash National Corp.	354	8,638

		106,327

AUTO PARTS & EQUIPMENT—0.07%
Aftermarket Technology Corp. (1)	251	4,141
BorgWarner Inc.	264	12,852
Commercial Vehicle Group Inc. (1)	177	3,540
Johnson Controls Inc.	997	55,593
Keystone Automotive Industries Inc. (1)	381	8,824
Sports Resorts International Inc. (1)	61	203
Strattec Security Corp. (1)	42	2,250

		87,403

BANKS—1.48%
ACE Cash Express Inc. (1)	224	5,096
Arrow Financial Corp.	191	5,201
Bancorp Inc. (The) (1)	85	1,190
Bank of New York Co. Inc. (The)	2,253	65,450
Bank of the Ozarks Inc. (2)	272	8,636
Boston Private Financial Holdings Inc. (2)	91	2,161
Bryn Mawr Bank Corp. (2)	53	1,082
Capital City Bank Group Inc.	45	1,823
Capital Corporation of the West	10	465
Capital Crossing Bank (1) (2)	134	4,409
Capitol Bancorp Ltd.	71	2,148
Cascade Bancorp (2)	266	5,163
Cathay General Bancorp	686	21,609
Center Financial Corp.	148	2,609
City Bank	25	808
City Holding Co.	76	2,245
Coastal Financial Corp.	358	5,384
CoBiz Inc. (2)	214	4,147
Columbia Bancorp	7	223
Commerce Bancorp Inc. (2)	2,950	95,786
CVB Financial Corp. (2)	754	13,678
East West Bancorp Inc.	1,036	38,249
EuroBancshares Inc. (1)	88	1,488
Fifth Third Bancorp	8,238	354,069

First BanCorp (Puerto Rico)	663	28,012
First Busey Corp. Class A	116	2,245
First Financial Bankshares Inc.	35	1,562
First Marblehead Corp. (The) (1)	415	23,875
First Midwest Bancorp Inc.	410	13,317
FNB Corp. (Pennsylvania) (2)	644	12,333
Fremont General Corp. (2)	925	20,341
Frontier Financial Corp. (2)	144	5,458
Genworth Financial Inc. Class A	382	10,513
German American Bancorp	59	914
Glacier Bancorp Inc.	323	9,852
Gold Bancorp Inc.	406	5,696
Great Southern Bancorp Inc.	157	5,098
Greater Bay Bancorp	155	3,784
Hanmi Financial Corp. (2)	686	11,353
Harleysville National Corp.	550	11,687
Independent Bank Corp. (Massachusetts)	197	5,713
Independent Bank Corp. (Michigan)	142	4,085
Investors Financial Services Corp. (2)	1,418	69,354
K-Fed Bancorp	17	215
Macatawa Bank Corp.	5	168
Main Street Banks Inc.	80	2,118
MB Financial Inc.	212	8,120
MBT Financial Corp.	43	811
Mellon Financial Corp.	2,833	80,854
Mercantile Bank Corp.	65	2,657
Midwest Banc Holdings Inc.	48	956
Nara Bancorp Inc. (2)	477	6,702
NewAlliance Bancshares Inc.	1,845	25,830
North Fork Bancorp Inc.	1,777	49,294
Northern Trust Corp.	1,229	53,388
Oak Hill Financial Inc.	9	303
Old Second Bancorp Inc.	351	10,591
Oriental Financial Group Inc.	217	5,082
Pacific Capital Bancorp	357	10,631
Park National Corp. (2)	115	12,937
Peapack-Gladstone Financial Corp. (2)	153	4,131
PennRock Financial Services Corp.	90	3,143
Placer Sierra Bancshares	64	1,470
PrivateBancorp Inc. (2)	384	12,061
R&G Financial Corp. Class B (2)	630	19,637
S&T Bancorp Inc.	57	2,018
Sandy Spring Bancorp Inc. (2)	44	1,422
Santander BanCorp	13	342
Seacoast Banking Corp. of Florida	62	1,220
Signature Bank (1)	62	1,644
Silicon Valley Bancshares (1) (2)	611	26,921
Smithtown Bancorp Inc.	145	4,063
Southern Community Financial Corp.	105	987
Southwest Bancorp of Texas Inc.	1,470	26,974
State Bancorp Inc.	39	1,014
State Street Corp.	3,493	152,714
Sterling Bancorp	113	2,743
Sterling Financial Corp. (Pennsylvania)	195	5,074
Suffolk Bancorp (2)	208	6,870
SY Bancorp Inc. (2)	146	3,212
Synovus Financial Corp.	4,576	127,487
TCF Financial Corp.	2,638	71,622
Texas Capital Bancshares Inc. (1)	360	7,560
Texas Regional Bancshares Inc. Class A (2)	477	14,362
TriCo Bancshares	8	168
TrustCo Bank Corp. NY (2)	1,569	18,028
U.S. Bancorp	3,552	102,369
UCBH Holdings Inc. (2)	1,011	40,339
United Community Banks Inc. (2)	347	8,234
United PanAm Financial Corp. (1) (2)	151	3,079
Univest Corp. of Pennsylvania	139	5,534
USB Holding Co. Inc.	48	1,065
Valley National Bancorp	149	3,841
Virginia Commerce Bancorp Inc. (1) (2)	209	5,651
W Holding Co. Inc.	1,449	14,591

West Bancorporation	432	7,361
West Coast Bancorp	9	214
Westamerica Bancorp	391	20,242
Western Sierra Bancorp (1)	13	444
Wilshire Bancorp Inc.	406	5,294
Wintrust Financial Corp.	498	23,451

		1,917,564

BEVERAGES—3.42%
Anheuser-Busch Companies Inc. (2)	15,703	744,165
Boston Beer Co. Inc. Class A (1)	195	4,270
Brown-Forman Corp. Class B	607	33,233
Coca-Cola Bottling Co. Consolidated	71	3,714
Coca-Cola Co. (The)	40,606	1,692,052
Hansen Natural Corp. (1)	85	5,106
National Beverage Corp. (1)	29	236
Peet’s Coffee & Tea Inc. (1) (2)	316	7,789
Pepsi Bottling Group Inc.	3,040	84,664
PepsiCo Inc.	34,854	1,848,308

		4,423,537

BIOTECHNOLOGY—2.81%
Affymetrix Inc. (1) (2)	1,349	57,791
Aksys Ltd. (1) (2)	348	1,103
Alexion Pharmaceuticals Inc. (1)	664	14,386
Amgen Inc. (1)	27,932	1,625,922
ARIAD Pharmaceuticals Inc. (1)	1,176	6,586
Avant Immunotherapeutics Inc. (1) (2)	1,762	2,872
Axonyx Inc. (1)	1,265	1,556
Barrier Therapeutics Inc. (1)	214	3,315
Biogen Idec Inc. (1)	6,935	239,327
Bio-Rad Laboratories Inc. Class A (1)	140	6,819
CancerVax Corp. (1) (2)	488	3,216
Celgene Corp. (1)	3,492	118,903
Charles River Laboratories International Inc. (1)	1,341	63,081
Chiron Corp. (1)	2,332	81,760
Ciphergen Biosystems Inc. (1) (2)	596	1,651
Corgentech Inc. (1)	219	508
CuraGen Corp. (1) (2)	537	2,234
Curis Inc. (1)	1,162	4,160
CYTOGEN Corp. (1)	209	1,210
Cytokinetics Inc. (1)	222	1,456
deCODE genetics Inc. (1) (2)	997	5,683
Digene Corp. (1)	339	7,034
Diversa Corp. (1)	633	3,152
Encysive Pharmaceuticals Inc. (1)	1,048	10,711
Enzo Biochem Inc. (1) (2)	478	6,893
Enzon Pharmaceuticals Inc. (1)	464	4,728
Exelixis Inc. (1) (2)	1,232	8,353
Genaera Corp. (1)	1,475	3,363
Genencor International Inc. (1)	198	3,808
Genentech Inc. (1)	9,541	540,116
Genzyme Corp. (1)	5,289	302,742
Geron Corp. (1) (2)	1,019	6,226
GTx Inc. (1)	220	2,002
ICOS Corp. (1) (2)	601	13,498
Illumina Inc. (1)	816	6,593
Immunogen Inc. (1)	1,005	5,256
Immunomedics Inc. (1) (2)	894	2,172
Incyte Corp. (1) (2)	944	6,448
Integra LifeSciences Holdings Corp. (1) (2)	405	14,264
InterMune Inc. (1) (2)	544	5,984
Invitrogen Corp. (1)	535	37,022
Keryx Biopharmaceuticals Inc. (1)	491	6,560
Kosan Biosciences Inc. (1)	400	1,640
Lexicon Genetics Inc. (1)	1,206	6,163
LifeCell Corp. (1)	596	5,304
Martek Biosciences Corp. (1) (2)	627	36,485
Maxim Pharmaceuticals Inc. (1) (2)	700	1,232
MedImmune Inc. (1)	5,314	126,526
Millennium Pharmaceuticals Inc. (1)	3,442	28,982

Millipore Corp. (1)	1,089	47,263
Momenta Pharmaceuticals Inc. (1)	225	1,906
Myogen Inc. (1)	464	3,661
Myriad Genetics Inc. (1) (2)	572	10,519
Nanogen Inc. (1) (2)	944	3,285
Nektar Therapeutics (1)	1,881	26,221
Neose Technologies Inc. (1)	1,036	2,673
Peregrine Pharmaceuticals Inc. (1) (2)	1,907	2,803
Protein Design Labs Inc. (1) (2)	398	6,364
Regeneration Technologies Inc. (1)	603	6,217
Regeneron Pharmaceuticals Inc. (1)	738	3,771
Seattle Genetics Inc. (1)	605	3,110
Serologicals Corp. (1) (2)	562	13,735
SuperGen Inc. (1)	903	4,389
Telik Inc. (1)	1,193	17,990
Tercica Inc. (1)	307	2,342
Third Wave Technologies Inc. (1)	754	4,343
Transkaryotic Therapies Inc. (1) (2)	517	12,907
Vertex Pharmaceuticals Inc. (1)	910	8,518

		3,628,813

BUILDING MATERIALS—0.22%
Aaon Inc. (1)	222	3,654
American Standard Companies Inc.	4,027	187,175
Drew Industries Inc. (1) (2)	125	4,706
Eagle Materials Inc. (2)	59	4,775
ElkCorp	412	15,846
Florida Rock Industries Inc.	203	11,940
Interline Brands Inc. (1)	174	3,325
Lennox International Inc.	187	4,099
NCI Building Systems Inc. (1)	277	10,692
Simpson Manufacturing Co. Inc.	834	25,771
Trex Co. Inc. (1) (2)	197	8,749
Universal Forest Products Inc.	11	427

		281,159

CHEMICALS—0.44%
Aceto Corp.	585	4,341
Airgas Inc.	267	6,379
American Vanguard Corp. (2)	140	6,282
Cabot Microelectronics Corp. (1) (2)	485	15,219
Celanese Corp. Class A (1)	283	5,091
Dow Chemical Co. (The)	1,306	65,104
Ecolab Inc.	3,938	130,151
Georgia Gulf Corp.	362	16,645
Hercules Inc. (1)	1,221	17,692
Huntsman Corp. (1)	220	5,130
International Flavors & Fragrances Inc.	1,487	58,736
Kronos Worldwide Inc. (2)	77	3,258
MacDermid Inc.	621	20,182
Mosaic Co. (The) (1) (2)	2,859	48,775
NL Industries Inc. (1)	31	716
Olin Corp.	520	11,596
OMNOVA Solutions Inc. (1)	563	3,023
Praxair Inc.	1,984	94,954
Quaker Chemical Corp.	69	1,417
Sherwin-Williams Co. (The)	195	8,578
Sigma-Aldrich Corp.	355	21,744
Symyx Technologies Inc. (1) (2)	664	14,641
UAP Holding Corp. (1)	198	3,188
Westlake Chemical Corp.	44	1,423

		564,265

COAL—0.07%
Alpha Natural Resources Inc. (1)	216	6,193
Arch Coal Inc.	458	19,699
CONSOL Energy Inc.	1,174	55,201
Foundation Coal Holdings Inc.	217	5,102

		86,195

COMMERCIAL SERVICES—2.06%
Aaron Rents Inc.	751	15,020
Administaff Inc. (2)	414	6,044
Advance America Cash Advance Centers Inc.	323	5,000
Advisory Board Co. (The) (1)	417	18,223
Albany Molecular Research Inc. (1)	138	1,419
Alliance Data Systems Corp. (1)	938	37,895
AMN Healthcare Services Inc. (1) (2)	336	5,346
Answerthink Inc. (1)	977	4,035
Apollo Group Inc. Class A (1)	3,136	232,252
ARAMARK Corp. Class B	2,153	56,581
Arbitron Inc.	630	27,027
Banta Corp.	409	17,505
BearingPoint Inc. (1) (2)	392	3,438
Block (H & R) Inc.	3,602	182,189
Bowne & Co. Inc.	287	4,316
Bright Horizons Family Solutions Inc. (1) (2)	568	19,164
Career Education Corp. (1) (2)	2,136	73,179
CDI Corp.	265	5,864
Cendant Corp.	5,086	104,466
Charles River Associates Inc. (1)	200	9,870
ChoicePoint Inc. (1)	1,915	76,811
Clark Inc.	80	1,238
Coinstar Inc. (1) (2)	476	10,091
Consolidated Graphics Inc. (1)	143	7,522
Corinthian Colleges Inc. (1) (2)	1,984	31,188
Corporate Executive Board Co. (The)	874	55,892
Corrections Corp. of America (1)	481	18,567
CorVel Corp. (1)	138	2,942
CoStar Group Inc. (1) (2)	360	13,266
Cross Country Healthcare Inc. (1)	120	2,011
DeVry Inc. (1) (2)	1,336	25,277
DiamondCluster International Inc. Class A (1)	636	10,240
Dollar Financial Corp. (1)	82	974
Educate Inc. (1)	388	5,382
Education Management Corp. (1)	1,621	45,307
Equifax Inc.	1,822	55,917
Euronet Worldwide Inc. (1)	479	13,675
First Advantage Corp. Class A (1)	123	2,583
Forrester Research Inc. (1)	206	2,900
FTI Consulting Inc. (1) (2)	188	3,880
Gartner Inc. Class A (1) (2)	1,375	13,159
Gevity HR Inc.	559	10,688
Healthcare Services Group Inc. (2)	381	9,239
Heidrick & Struggles International Inc. (1) (2)	408	15,002
Hewitt Associates Inc. Class A (1) (2)	925	24,605
Hooper Holmes Inc.	162	619
Hudson Highland Group Inc. (1) (2)	292	4,990
Huron Consulting Group Inc. (1)	75	1,553
Integrated Electrical Services Inc. (1) (2)	134	370
Interactive Data Corp. (1) (2)	111	2,303
Intersections Inc. (1)	201	2,925
iPayment Holdings Inc. (1)	197	8,313
Iron Mountain Inc. (1) (2)	2,322	66,966
ITT Educational Services Inc. (1) (2)	1,022	49,567
Jackson Hewitt Tax Service Inc.	570	11,924
Kelly Services Inc. Class A	10	288
Kforce Inc. (1)	670	7,363
Korn/Ferry International (1)	667	12,693
Labor Ready Inc. (1) (2)	875	16,319
Landauer Inc. (2)	116	5,515
Laureate Education Inc. (1)	620	26,530
Learning Tree International Inc. (1) (2)	132	1,902
LECG Corp. (1)	324	6,350
Magellan Health Services Inc. (1)	158	5,380
Manpower Inc.	945	41,126
McGrath RentCorp	488	11,409
McKesson Corp.	2,864	108,116
Midas Inc. (1) (2)	264	6,027
MoneyGram International Inc.	886	16,737
Monro Muffler Brake Inc. (1)	135	3,484
Moody’s Corp. (2)	2,720	219,939

MPS Group Inc. (1)	540	5,675
Navigant Consulting Inc. (1) (2)	931	25,351
Neurogen Corp. (1)	727	5,147
PAREXEL International Corp. (1)	472	11,092
Paychex Inc.	7,127	233,908
PDI Inc. (1)	219	4,489
Pharmaceutical Product Development Inc. (1)	999	48,402
PHH Corp. (1)	254	5,555
PRA International (1)	153	4,120
Pre-Paid Legal Services Inc. (2)	177	5,990
PRG-Schultz International Inc. (1)	54	271
Princeton Review Inc. (The) (1)	340	1,873
ProxyMed Inc. (1)	139	1,208
QC Holdings Inc. (1)	14	210
Quanta Services Inc. (1)	1,017	7,760
Rent-A-Center Inc. (1)	869	23,732
Rent-Way Inc. (1) (2)	535	4,387
Resources Connection Inc. (1) (2)	1,062	22,228
Rewards Network Inc. (1)	203	844
Robert Half International Inc.	3,184	85,841
Rollins Inc.	721	13,411
ServiceMaster Co. (The)	3,560	48,060
SFBC International Inc. (1)	278	9,797
Sotheby’s Holdings Inc. Class A (1)	958	16,248
Source Interlink Companies Inc. (1)	404	4,545
StarTek Inc. (2)	210	3,528
Strayer Education Inc.	338	38,302
TeleTech Holdings Inc. (1) (2)	744	9,612
TNS Inc. (1)	149	2,675
Universal Technical Institute Inc. (1)	273	10,046
Valassis Communications Inc. (1)	604	21,116
Viad Corp.	218	5,864
Watson Wyatt & Co. Holdings	468	12,730
Weight Watchers International Inc. (1) (2)	896	38,510
Wright Express Corp. (1)	484	8,276

		2,666,700

COMPUTERS—5.42%
Advanced Digital Information Corp. (1)	637	5,223
Affiliated Computer Services Inc. Class A (1)	1,851	98,547
Ansoft Corp. (1)	76	2,050
Anteon International Corp. (1)	537	20,905
Apple Computer Inc. (1)	8,658	360,779
Blue Coat Systems Inc. (1)	193	4,535
Brocade Communications Systems Inc. (1) (2)	4,360	25,811
CACI International Inc. Class A (1)	613	33,856
Cadence Design Systems Inc. (1)	3,217	48,094
Carreker Corp. (1)	565	3,170
Catapult Communications Corp. (1)	57	1,217
Ceridian Corp. (1)	1,995	34,015
CIBER Inc. (1) (2)	750	5,452
Cognizant Technology Solutions Corp. (1)	2,788	128,806
Covansys Corp. (1)	558	8,323
Cray Inc. (1)	1,648	4,202
CyberGuard Corp. (1)	393	3,238
CyberSource Corp. (1)	748	3,852
Dell Inc. (1)	54,591	2,097,386
Digimarc Corp. (1)	196	1,205
Dot Hill Systems Corp. (1)	890	5,295
DST Systems Inc. (1)	1,494	68,993
Echelon Corp. (1)	544	3,721
Electronics For Imaging Inc. (1)	732	13,059
EMC Corp. (1)	41,419	510,282
Equinix Inc. (1)	190	8,045
FactSet Research Systems Inc. (2)	701	23,140
Gateway Inc. (1)	1,431	5,767
Henry (Jack) & Associates Inc.	1,491	26,823
iGATE Corp. (1)	637	2,376
Intergraph Corp. (1)	556	16,018
Internap Network Services Corp. (1)	4,367	2,577
International Business Machines Corp.	24,168	2,208,472

InterVoice-Brite Inc. (1)	871	9,781
Iomega Corp. (1)	488	2,094
Kanbay International Inc. (1)	62	1,269
Komag Inc. (1)	44	983
Kronos Inc. (1) (2)	698	35,675
LaserCard Corp. (1) (2)	195	971
Lexar Media Inc. (1) (2)	1,689	8,411
Lexmark International Inc. (1)	2,792	223,276
Magma Design Automation Inc. (1) (2)	532	6,315
Manhattan Associates Inc. (1) (2)	692	14,096
Maxtor Corp. (1)	2,425	12,901
Mentor Graphics Corp. (1)	1,590	21,783
Mercury Computer Systems Inc. (1) (2)	473	13,045
Merge Technologies Inc. (1) (2)	323	5,669
MICROS Systems Inc. (1)	692	25,403
Mobility Electronics Inc. (1) (2)	680	4,753
MTS Systems Corp.	57	1,655
National Instruments Corp. (2)	1,207	32,649
NCR Corp. (1) (2)	3,184	107,428
Ness Technologies Inc. (1)	228	2,731
NetScout Systems Inc. (1)	616	2,741
Network Appliance Inc. (1)	6,946	192,126
Overland Storage Inc. (1)	144	2,114
PEC Solutions Inc. (1)	60	755
Perot Systems Corp. Class A (1)	399	5,363
Quantum Corp. (1)	1,650	4,801
RadiSys Corp. (1) (2)	354	5,013
Reynolds & Reynolds Co. (The) Class A	1,226	33,176
SanDisk Corp. (1)	3,158	87,792
SI International Inc. (1)	177	4,891
Silicon Storage Technology Inc. (1) (2)	1,885	7,012
SimpleTech Inc. (1)	488	1,923
SRA International Inc. Class A (1)	313	18,858
Storage Technology Corp. (1)	532	16,386
Stratasys Inc. (1)	201	5,694
SunGard Data Systems Inc. (1)	5,507	189,991
Sykes Enterprises Inc. (1)	147	1,010
Synaptics Inc. (1) (2)	456	10,579
Synopsys Inc. (1)	3,021	54,680
Syntel Inc.	134	2,372
TALX Corp.	68	1,235
TransAct Technologies Inc. (1)	219	2,192
Tumbleweed Communications Corp. (1)	1,311	3,618
Tyler Technologies Inc. (1)	819	6,233
Ultimate Software Group Inc. (1) (2)	456	7,287
Unisys Corp. (1)	418	2,951
Western Digital Corp. (1)	1,318	16,804
Xybernaut Corp. (1) (2)	3,765	1,581

		7,005,300

COSMETICS & PERSONAL CARE—3.95%
Alberto-Culver Co.	1,279	61,213
Avon Products Inc.	10,111	434,166
Chattem Inc. (1) (2)	220	9,783
Colgate-Palmolive Co.	9,493	495,250
Elizabeth Arden Inc. (1)	403	9,567
Estee Lauder Companies Inc. Class A	2,309	103,859
Gillette Co. (The)	19,991	1,009,146
Inter Parfums Inc. (2)	76	1,094
Kimberly-Clark Corp.	4,533	297,954
Procter & Gamble Co.	50,565	2,679,945

		5,101,977

DISTRIBUTION & WHOLESALE—0.22%
Advanced Marketing Services Inc. (1) (2)	59	354
Beacon Roofing Supply Inc. (1)	95	2,079
BlueLinx Holdings Inc.	133	1,797
CDW Corp.	1,378	78,105
Central European Distribution Corp. (1) (2)	321	10,686
Fastenal Co. (2)	1,337	73,949
Grainger (W.W.) Inc.	117	7,286

Hughes Supply Inc.	675	20,081
Ingram Micro Inc. Class A (1)	417	6,951
LKQ Corp. (1)	214	4,295
NuCo2 Inc. (1) (2)	203	5,339
Owens & Minor Inc.	362	9,828
ScanSource Inc. (1)	290	15,031
SCP Pool Corp. (2)	1,201	38,264
United Stationers Inc. (1)	81	3,665
WESCO International Inc. (1)	434	12,152

		289,862

DIVERSIFIED FINANCIAL SERVICES—4.00%
Accredited Home Lenders Holding Co. (1) (2)	314	11,376
Affiliated Managers Group Inc. (1) (2)	555	34,427
American Express Co.	24,314	1,249,010
Ameritrade Holding Corp. (1)	5,216	53,255
Archipelago Holdings Inc. (1)	24	425
Asset Acceptance Capital Corp. (1)	249	4,751
Asta Funding Inc.	230	4,869
BKF Capital Group Inc.	125	5,001
BlackRock Inc.	382	28,623
Calamos Asset Management Inc. Class A	199	5,357
Capital One Financial Corp.	3,716	277,845
Capital Southwest Corp.	55	4,350
CapitalSource Inc. (1) (2)	1,339	30,797
Chicago Mercantile Exchange Holdings Inc.	705	136,791
Circle Group Holdings Inc. (1) (2)	681	490
Cohen & Steers Inc.	146	2,409
Collegiate Funding Services LLC (1)	85	1,324
Credit Acceptance Corp. (1)	21	415
Doral Financial Corp.	1,854	40,584
E*TRADE Financial Corp. (1)	4,393	52,716
Eaton Vance Corp.	2,866	67,179
Encore Capital Group Inc. (1)	345	5,020
eSpeed Inc. (1)	478	4,398
Federal Agricultural Mortgage Corp.	4	70
Federal Home Loan Mortgage Corp.	1,179	74,513
Federal National Mortgage Association	20,877	1,136,753
Federated Investors Inc. Class B	1,612	45,636
First Cash Inc. (1) (2)	279	5,906
Franklin Resources Inc.	387	26,568
Friedman, Billings, Ramsey Group Inc. Class A (2)	1,696	26,916
Gabelli Asset Management Inc. Class A (2)	66	2,947
GFI Group Inc. (1)	20	537
Goldman Sachs Group Inc.	472	51,915
Greenhill & Co. Inc.	126	4,511
Greg Manning Auctions Inc. (1) (2)	190	1,913
Harris & Harris Group Inc. (1)	364	4,383
IndyMac Bancorp Inc.	690	23,460
Instinet Group Inc. (1)	290	1,705
Legg Mason Inc.	2,223	173,706
MarketAxess Holdings Inc. (1)	9	101
Marlin Business Services Corp. (1)	192	3,913
MBNA Corp.	17,912	439,740
Morgan Stanley	2,990	171,177
National Financial Partners Corp.	683	27,183
Nelnet Inc. Class A (1)	93	2,960
Nuveen Investments Inc. Class A	246	8,443
optionsXpress Holdings Inc. (1)	73	1,182
Piper Jaffray Companies Inc. (1)	67	2,452
Portfolio Recovery Associates Inc. (1) (2)	275	9,358
Providian Financial Corp. (1)	1,787	30,665
Schwab (Charles) Corp. (The)	19,044	200,152
SLM Corp.	9,431	470,041
T. Rowe Price Group Inc.	2,319	137,702
Waddell & Reed Financial Inc. Class A (2)	1,840	36,322
Westcorp Inc.	154	6,506
WFS Financial Inc.	76	3,279
World Acceptance Corp. (1)	402	10,259

		5,164,286

ELECTRIC—0.19%
AES Corp. (The) (1)	13,577	222,391
Allegheny Energy Inc. (1) (2)	661	13,656
Duquesne Light Holdings Inc.	206	3,692
MGE Energy Inc.	52	1,724
Ormat Technologies Inc.	26	407

		241,870

ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
Advanced Energy Industries Inc. (1)	546	5,280
American Power Conversion Corp.	1,962	51,228
AMETEK Inc.	995	40,049
Artesyn Technologies Inc. (1) (2)	590	5,139
Belden CDT Inc.	148	3,287
Capstone Turbine Corp. (1)	1,930	2,991
Cherokee International Corp. (1)	267	1,866
Color Kinetics Inc. (1)	86	867
Emerson Electric Co.	1,837	119,276
Encore Wire Corp. (1)	414	4,223
Energizer Holdings Inc. (1)	637	38,093
Energy Conversion Devices Inc. (1) (2)	526	11,956
EnerSys (1)	46	603
General Cable Corp. (1)	120	1,448
GrafTech International Ltd. (1)	247	1,405
Intermagnetics General Corp. (1) (2)	538	13,095
Littelfuse Inc. (1)	421	12,062
Medis Technologies Ltd. (1) (2)	260	3,728
Molex Inc. (2)	2,404	63,369
Power-One Inc. (1)	742	3,606
Rayovac Corp. (1)	958	39,853
Universal Display Corp. (1) (2)	346	2,419
Valence Technology Inc. (1) (2)	772	2,370
Vicor Corp.	483	5,043
Wilson Greatbatch Technologies Inc. (1) (2)	408	7,442

		440,698

ELECTRONICS—1.09%
ADE Corp. (1)	266	5,905
Agilent Technologies Inc. (1)	9,426	209,257
American Superconductor Corp. (1)	464	4,631
Amphenol Corp. Class A	1,425	52,782
Analogic Corp.	190	8,217
AVX Corp. (2)	421	5,157
Bei Technologies Inc.	263	6,304
Bel Fuse Inc. Class B	209	6,333
Benchmark Electronics Inc. (1)	495	15,756
Brady Corp. Class A	394	12,746
Cogent Inc. (1)	310	7,806
Coherent Inc. (1)	255	8,609
CTS Corp.	322	4,186
Cymer Inc. (1)	755	20,211
Daktronics Inc. (1) (2)	280	6,062
DDi Corp. (1) (2)	434	1,215
Dionex Corp. (1)	400	21,800
Dolby Laboratories Inc. Class A (1)	433	10,175
Excel Technology Inc. (1)	292	7,177
FEI Co. (1) (2)	397	9,191
Fisher Scientific International Inc. (1)	2,385	135,754
FLIR Systems Inc. (1) (2)	1,454	44,056
FSI International Inc. (1)	759	3,211
Gentex Corp. (2)	1,636	52,188
Identix Inc. (1) (2)	2,095	10,580
II-VI Inc. (1) (2)	562	9,801
Intevac Inc. (1)	497	4,687
Itron Inc. (1) (2)	401	11,886
Jabil Circuit Inc. (1)	3,467	98,879
Keithley Instruments Inc.	329	5,307
Maxwell Technologies Inc. (1)	326	2,989
Measurements Specialties Inc. (1)	225	5,175
Merix Corp. (1)	286	3,206
Metrologic Instruments Inc. (1)	178	4,001

Mettler Toledo International Inc. (1)	553	26,267
MIPS Technologies Inc. Class A (1)	966	11,109
Molecular Devices Corp. (1)	343	6,517
Multi-Fineline Electronix Inc. (1)	46	812
OSI Systems Inc. (1) (2)	138	2,416
Paradyne Networks Inc. (1)	1,085	2,268
Paxar Corp. (1)	199	4,247
PerkinElmer Inc.	1,360	28,057
Photon Dynamics Inc. (1) (2)	351	6,690
Planar Systems Inc. (1) (2)	130	1,173
Plexus Corp. (1)	460	5,295
PLX Technology Inc. (1)	391	4,105
RAE Systems Inc. (1)	533	1,636
Rogers Corp. (1)	342	13,680
Sanmina-SCI Corp. (1)	5,848	30,527
SBS Technologies Inc. (1)	254	2,832
Solectron Corp. (1)	20,128	69,844
Sonic Solutions Inc. (1) (2)	399	6,005
Spatialight Inc. (1) (2)	285	1,439
Suntron Corp. (1)	24	52
Symbol Technologies Inc.	4,974	72,073
Sypris Solutions Inc.	7	75
Taser International Inc. (1) (2)	977	11,724
Technitrol Inc. (1)	195	2,909
Tektronix Inc.	1,640	40,229
Thermo Electron Corp. (1)	1,972	49,872
Trimble Navigation Ltd. (1)	1,129	38,172
TTM Technologies Inc. (1) (2)	767	8,023
Ultralife Batteries Inc. (1) (2)	328	5,615
Varian Inc. (1)	773	29,289
Viisage Technology Inc. (1) (2)	637	2,147
Vishay Intertechnology Inc. (1)	535	6,650
Waters Corp. (1) (2)	2,590	92,696
Woodhead Industries Inc.	7	95
X-Rite Inc.	352	5,294
Zygo Corp. (1)	281	3,642

		1,408,716

ENERGY - ALTERNATE SOURCES—0.04%
FuelCell Energy Inc. (1) (2)	842	8,403
Headwaters Inc. (1) (2)	895	29,374
KFx Inc. (1) (2)	654	8,764
Plug Power Inc. (1)	893	5,894

		52,435

ENERGY & RELATED—0.01%
Edge Petroleum Corp. (1)	314	5,200
Syntroleum Corp. (1) (2)	532	6,512

		11,712

ENGINEERING & CONSTRUCTION—0.09%
Dycom Industries Inc. (1)	756	17,380
Fluor Corp. (2)	674	37,360
Infrasource Services Inc. (1)	121	1,452
Insituform Technologies Inc. Class A (1) (2)	272	3,947
Jacobs Engineering Group Inc. (1)	946	49,116
Perini Corp. (1)	53	731

		109,986

ENTERTAINMENT—0.38%
Alliance Gaming Corp. (1) (2)	1,027	9,849
Argosy Gaming Co. (1)	341	15,659
Dover Downs Gaming & Entertainment Inc. (2)	130	1,618
DreamWorks Animation SKG Inc. Class A (1) (2)	301	12,254
Empire Resorts Inc. (1) (2)	49	354
Great Wolf Resorts Inc. (1)	194	4,840
GTECH Holdings Corp.	2,506	58,966
International Game Technology Inc. (2)	7,590	202,349
International Speedway Corp. Class A	680	36,890
Isle of Capri Casinos Inc. (1) (2)	68	1,805
Macrovision Corp. (1)	1,086	24,750

Metro-Goldwyn-Mayer Inc.	456	5,449
Nevada Gold & Casinos Inc. (1)	160	2,048
Penn National Gaming Inc. (1)	1,342	39,428
Regal Entertainment Group Class A	193	4,059
Scientific Games Corp. Class A (1)	1,647	37,634
Shuffle Master Inc. (1) (2)	743	21,517
Speedway Motorsports Inc.	202	7,211

		486,680

ENVIRONMENTAL CONTROL—0.34%
Aleris International Inc. (1)	251	6,262
Allied Waste Industries Inc. (1)	2,559	18,706
Casella Waste Systems Inc. Class A (1)	500	6,615
Darling International Inc. (1)	1,694	6,759
Duratek Inc. (1)	138	2,753
Layne Christensen Co. (1)	190	3,281
Mine Safety Appliances Co. (2)	426	16,503
Nalco Holding Co. (1)	161	3,032
Stericycle Inc. (1)	949	41,946
Tetra Tech Inc. (1) (2)	1,032	13,024
TRC Companies Inc. (1)	58	853
Waste Connections Inc. (1) (2)	1,097	38,121
Waste Management Inc.	9,866	284,634

		442,489

FOOD—1.29%
Arden Group Inc. Class A	5	355
Cal-Maine Foods Inc. (2)	267	2,099
Campbell Soup Co.	2,431	70,548
Gold Kist Inc. (1)	95	1,510
Heinz (H.J.) Co.	3,862	142,276
Hershey Foods Corp.	2,866	173,278
Kellogg Co.	2,992	129,464
Lance Inc.	64	1,028
McCormick & Co. Inc. NVS	2,221	76,469
MGP Ingredients Inc. (2)	228	1,902
Performance Food Group Co. (1)	555	15,362
Provide Commerce Inc. (1)	51	1,473
Sanderson Farms Inc.	91	3,932
Sara Lee Corp.	8,236	182,510
Sysco Corp. (2)	13,711	490,854
United Natural Foods Inc. (1) (2)	818	23,419
Whole Foods Market Inc.	1,314	134,199
Wild Oats Markets Inc. (1) (2)	751	7,983
Wrigley (William Jr.) Co.	3,170	207,857

		1,666,518

FOREST PRODUCTS & PAPER—0.01%
Deltic Timber Corp.	73	2,854
Neenah Paper Inc.	137	4,606
Wausau-Mosinee Paper Corp. (2)	92	1,301

		8,761

HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	764	19,719
Black & Decker Corp.	1,502	118,643
Franklin Electric Co. Inc.	335	12,640
Lincoln Electric Holdings Inc.	686	20,635
Regal-Beloit Corp.	131	3,771

		175,408

HEALTH CARE—0.05%
Abaxis Inc. (1)	324	2,867
ABIOMED Inc. (1)	425	4,496
America Service Group Inc. (1)	272	6,019
Cyberoptics Corp. (1) (2)	208	2,596
FARO Technologies Inc. (1)	260	6,120
Flanders Corp. (1)	331	3,734
Genelabs Technologies Inc. (1)	2,268	1,361
I-Flow Corp. (1)	470	7,440
Microtek Medical Holdings Inc. (1) (2)	434	1,554

Microvision Inc. (1) (2)	552	3,218
Palomar Medical Technologies Inc. (1)	184	4,962
Psychiatric Solutions Inc. (1) (2)	241	11,086
Sonic Innovations Inc. (1) (2)	623	3,476
ThermoGenesis Corp. (1)	658	3,290
Urologix Inc. (1) (2)	394	1,808

		64,027

HEALTH CARE-PRODUCTS—7.92%
Adeza Biomedical Corp. (1)	134	1,632
Advanced Medical Optics Inc. (1)	766	27,737
Advanced Neuromodulation Systems Inc. (1) (2)	421	11,287
Align Technology Inc. (1) (2)	1,200	7,488
American Medical Systems Holdings Inc. (1)	1,180	20,272
Animas Corp. (1)	142	2,870
Arrow International Inc.	365	12,538
ArthroCare Corp. (1) (2)	502	14,307
Aspect Medical Systems Inc. (1)	275	5,937
Bard (C.R.) Inc.	2,233	152,023
Bausch & Lomb Inc.	696	51,017
Baxter International Inc.	11,907	404,600
Beckman Coulter Inc.	1,305	86,717
Becton, Dickinson & Co. (2)	5,436	317,571
BioLase Technology Inc. (2)	502	4,267
Biomet Inc.	5,501	199,686
Biosite Inc. (1) (2)	344	17,898
Bioveris Corp. (1)	421	2,223
Boston Scientific Corp. (1)	14,329	419,696
Bruker BioSciences Corp. (1)	398	1,401
Candela Corp. (1) (2)	500	4,460
Cardiac Science Inc. (1)	1,087	1,250
CardioDynamics International Corp. (1)	739	2,158
Cepheid Inc. (1) (2)	728	7,040
Closure Medical Corp. (1)	131	3,498
Conceptus Inc. (1)	668	5,210
Cooper Companies Inc.	899	65,537
CTI Molecular Imaging Inc. (1)	599	12,142
Cyberonics Inc. (1)	396	17,491
Cytyc Corp. (1)	2,328	53,567
Dade Behring Holdings Inc. (1)	762	44,905
DENTSPLY International Inc.	1,763	95,925
Diagnostic Products Corp.	524	25,309
DJ Orthopedics Inc. (1)	409	10,245
Edwards Lifesciences Corp. (1) (2)	1,302	56,272
Encore Medical Corp. (1)	861	4,632
EPIX Pharmaceuticals Inc. (1) (2)	550	3,850
Exactech Inc. (1)	71	1,205
E-Z-Em Inc.	18	215
FoxHollow Technologies Inc. (1)	83	2,341
Gen-Probe Inc. (1)	1,106	49,283
Guidant Corp.	6,740	498,086
Haemonetics Corp. (1)	298	12,564
Henry Schein Inc. (1)	1,660	59,494
Hillenbrand Industries Inc.	255	14,145
Hologic Inc. (1)	187	5,961
ICU Medical Inc. (1) (2)	212	7,526
IDEXX Laboratories Inc. (1)	661	35,800
Immucor Inc. (1)	877	26,477
Immunicon Corp. (1)	221	1,302
INAMED Corp. (1)	746	52,130
IntraLase Corp. (1)	137	2,293
Intuitive Surgical Inc. (1)	694	31,556
Inverness Medical Innovations Inc. (1) (2)	112	2,632
IVAX Diagnostics Inc. (1) (2)	286	1,158
Johnson & Johnson	63,947	4,294,681
Kensey Nash Corp. (1) (2)	250	6,770
Kyphon Inc. (1) (2)	549	13,818
Laserscope (1) (2)	405	12,855
LCA-Vision Inc.	325	10,822
Lifeline Systems Inc. (1)	290	8,793
Luminex Corp. (1) (2)	702	5,286

Medical Action Industries Inc. (1)	253	4,782
Medtronic Inc. (2)	26,123	1,330,967
Mentor Corp.	832	26,707
Merit Medical Systems Inc. (1)	461	5,527
Micro Therapeutics Inc. (1) (2)	426	1,644
NuVasive Inc. (1)	260	3,359
Oakley Inc.	345	4,423
Occulogix Inc. (1)	300	2,526
OraSure Technologies Inc. (1)	891	6,558
Orthologic Corp. (1)	594	3,006
Orthovita Inc. (1) (2)	1,154	3,924
Palatin Technologies Inc. (1) (2)	1,283	3,002
Patterson Companies Inc. (1) (2)	2,604	130,070
PolyMedica Corp.	611	19,405
Possis Medical Inc. (1)	383	3,206
PSS World Medical Inc. (1) (2)	1,342	15,259
Quidel Corp. (1)	433	1,693
ResMed Inc. (1) (2)	755	42,582
Respironics Inc. (1)	742	43,236
SonoSite Inc. (1)	282	7,326
St. Jude Medical Inc. (1)	7,622	274,392
Stereotaxis Inc. (1)	198	1,534
Steris Corp. (1)	1,235	31,184
Stryker Corp.	6,162	274,887
SurModics Inc. (1)	279	8,903
Sybron Dental Specialties Inc. (1)	533	19,135
Symmetry Medical Inc. (1)	255	4,850
TECHNE Corp. (1)	729	29,291
Thoratec Corp. (1) (2)	1,153	14,090
TriPath Imaging Inc. (1) (2)	664	4,675
Varian Medical Systems Inc. (1)	2,980	102,154
Ventana Medical Systems Inc. (1) (2)	548	20,528
VISX Inc. (1)	1,077	25,245
VNUS Medical Technologies Inc. (1)	100	1,158
West Pharmaceutical Services Inc.	300	7,170
Wright Medical Group Inc. (1)	539	12,936
Young Innovations Inc.	76	2,785
Zila Inc. (1) (2)	1,238	5,002
Zimmer Holdings Inc. (1)	5,229	406,868
Zoll Medical Corp. (1)	84	1,893

		10,239,733

HEALTH CARE-SERVICES—2.84%
Aetna Inc.	2,040	152,898
Amedisys Inc. (1)	343	10,376
American Healthways Inc. (1) (2)	638	21,067
AMERIGROUP Corp. (1)	856	31,295
AmSurg Corp. (1) (2)	702	17,761
Apria Healthcare Group Inc. (1)	1,066	34,219
Beverly Enterprises Inc. (1)	2,262	28,004
Centene Corp. (1)	806	24,172
Community Health Systems Inc. (1)	598	20,876
Covance Inc. (1)	1,356	64,559
Coventry Health Care Inc. (1)	2,227	151,748
DaVita Inc. (1)	2,185	91,442
Gentiva Health Services Inc. (1)	566	9,158
HCA Inc. (2)	3,623	194,084
Health Management Associates Inc. Class A (2)	4,688	122,732
LabOne Inc. (1) (2)	388	13,378
Laboratory Corp. of America Holdings (1)	2,859	137,804
LifePoint Hospitals Inc. (1)	794	34,809
Lincare Holdings Inc. (1)	2,194	97,041
Manor Care Inc.	1,506	54,758
Matria Healthcare Inc. (1) (2)	328	10,073
Molina Healthcare Inc. (1)	161	7,420
National Healthcare Corp.	69	2,360
Odyssey Healthcare Inc. (1)	749	8,808
Option Care Inc.	266	5,477
PacifiCare Health Systems Inc. (1)	394	22,426
Pediatrix Medical Group Inc. (1)	420	28,808
Province Healthcare Co. (1)	64	1,542

Quest Diagnostics Inc.	1,749	183,872
Radiation Therapy Services Inc. (1)	134	2,543
RehabCare Group Inc. (1)	54	1,550
Renal Care Group Inc. (1)	1,407	53,382
Sierra Health Services Inc. (1) (2)	469	29,941
Specialty Laboratories Inc. (1)	68	649
Sunrise Senior Living Inc. (1)	8	389
Symbion Inc. (1)	256	5,471
Triad Hospitals Inc. (1) (2)	553	27,705
United Surgical Partners International Inc. (1)	567	25,952
UnitedHealth Group Inc.	14,388	1,372,327
Universal Health Services Inc. Class B	563	29,501
VistaCare Inc. Class A (1) (2)	130	2,661
Wellcare Health Plans Inc. (1)	77	2,345
WellChoice Inc. (1)	188	10,022
WellPoint Inc. (1)	4,122	516,693

		3,664,098

HOLDING COMPANIES - DIVERSIFIED—0.01%
Resource America Inc. Class A	206	7,219
Terremark Worldwide Inc. (1)	6,438	4,185

		11,404

HOME BUILDERS—0.49%
Brookfield Homes Corp.	276	11,650
Centex Corp.	1,266	72,504
Champion Enterprises Inc. (1) (2)	1,649	15,501
Comstock Homebuilding Companies Inc. Class A (1)	70	1,490
D.R. Horton Inc.	3,612	105,615
Fleetwood Enterprises Inc. (1) (2)	1,074	9,344
Hovnanian Enterprises Inc. Class A (1) (2)	521	26,571
KB Home	60	7,048
Lennar Corp. Class A (2)	1,166	66,089
Levitt Corp. Class A (2)	275	7,051
M.D.C. Holdings Inc.	346	24,099
Meritage Homes Corp. (1)	378	22,272
Monaco Coach Corp. (2)	523	8,446
NVR Inc. (1)	115	90,275
Orleans Homebuilders Inc.	24	441
Palm Harbor Homes Inc. (1) (2)	49	797
Pulte Homes Inc. (2)	928	68,329
Ryland Group Inc.	156	9,675
Standard-Pacific Corp.	68	4,909
Technical Olympic USA Inc.	12	362
Thor Industries Inc. (2)	736	22,014
Toll Brothers Inc. (1)	492	38,794
William Lyon Homes Inc. (1) (2)	75	5,752
Winnebago Industries Inc. (2)	536	16,938

		635,966

HOME FURNISHINGS—0.17%
American Woodmark Corp.	92	3,338
Digital Theater Systems Inc. (1)	321	5,813
Ethan Allen Interiors Inc.	278	8,896
Furniture Brands International Inc.	204	4,449
Harman International Industries Inc.	1,255	111,017
Hooker Furniture Corp.	74	1,398
Leggett & Platt Inc.	1,510	43,609
Maytag Corp. (2)	963	13,453
Stanley Furniture Co. Inc. (2)	127	6,005
Tempur-Pedic International Inc. (1) (2)	458	8,546
TiVo Inc. (1) (2)	798	4,126
Universal Electronics Inc. (1)	191	3,224

		213,874

HOUSEHOLD PRODUCTS & WARES—0.52%
Avery Dennison Corp.	2,368	146,650
Blyth Inc.	185	5,890
Church & Dwight Co. Inc. (2)	1,290	45,756
Clorox Co.	1,625	102,359
Fortune Brands Inc.	2,943	237,294

Fossil Inc. (1)	858	22,244
Harland (John H.) Co.	549	18,864
Jarden Corp. (1)	563	25,830
Lifetime Hoan Corp. (2)	213	3,299
Playtex Products Inc. (1)	611	5,499
Scotts Miracle-Gro Co. (The) Class A (1)	125	8,779
Standard Register Co. (The)	12	151
Tupperware Corp. (2)	802	16,329
WD-40 Co.	201	6,530
Yankee Candle Co. Inc. (The) (1)	1,028	32,588

		678,062

HOUSEWARES—0.04%
Libbey Inc.	7	147
Newell Rubbermaid Inc.	469	10,290
Toro Co. (2)	437	38,674

		49,111

INSURANCE—2.37%
Affirmative Insurance Holdings Inc.	71	1,047
AFLAC Inc.	9,842	366,713
Ambac Financial Group Inc.	542	40,514
American Equity Investment Life Holding Co. (2)	191	2,443
American International Group Inc.	33,095	1,833,794
Berkley (W.R.) Corp.	117	5,803
Bristol West Holdings Inc.	328	5,084
Brown & Brown Inc. (2)	1,205	55,538
Danielson Holding Corp. (1)	960	16,560
Direct General Corp. (2)	297	6,100
First Acceptance Corp. (1)	618	6,551
Gallagher (Arthur J.) & Co.	1,828	52,646
HCC Insurance Holdings Inc.	392	14,175
Hilb, Rogal & Hobbs Co. (2)	530	18,974
Independence Holding Co.	18	325
Infinity Property & Casualty Corp.	77	2,407
Markel Corp. (1) (2)	82	28,307
Marsh & McLennan Companies Inc.	11,240	341,921
National Interstate Corp. (1)	34	571
Philadelphia Consolidated Holding Corp. (1)	49	3,799
Progressive Corp. (The)	687	63,039
Prudential Financial Inc.	1,891	108,543
Radian Group Inc.	681	32,511
RLI Corp.	90	3,730
Selective Insurance Group Inc.	56	2,589
State Auto Financial Corp.	192	5,111
Tower Group Inc.	58	774
Transatlantic Holdings Inc.	73	4,834
U.S.I. Holdings Corp. (1)	598	7,044
Unitrin Inc.	401	18,205
Vesta Insurance Group (2)	798	2,833
Zenith National Insurance Corp.	199	10,320

		3,062,805

INTERNET—2.67%
Agile Software Corp. (1)	550	4,004
Akamai Technologies Inc. (1) (2)	2,186	27,828
Amazon.com Inc. (1) (2)	6,387	218,882
aQuantive Inc. (1) (2)	960	10,627
Arbinet-thexchange Inc. (1)	212	4,039
Ariba Inc. (1)	340	2,638
AsiaInfo Holdings Inc. (1)	324	1,626
Ask Jeeves Inc. (1)	1,240	34,819
@Road Inc. (1)	676	2,772
autobytel.com Inc. (1)	805	4,057
Avocent Corp. (1)	952	24,428
Blue Nile Inc. (1) (2)	82	2,267
CheckFree Corp. (1) (2)	1,094	44,591
CMGI Inc. (1) (2)	10,420	21,674
CNET Networks Inc. (1) (2)	2,731	25,781
Digital Insight Corp. (1)	825	13,530
Digital River Inc. (1) (2)	733	22,840

Digitas Inc. (1)	1,740	17,574
DoubleClick Inc. (1)	1,602	12,335
Drugstore.com Inc. (1) (2)	891	2,299
E.piphany Inc. (1)	188	667
EarthLink Inc. (1)	2,697	24,273
eBay Inc. (1)	22,357	833,022
eCollege.com Inc. (1) (2)	338	4,374
Entrust Inc. (1)	1,275	4,781
eResearch Technology Inc. (1) (2)	1,011	11,910
F5 Networks Inc. (1) (2)	800	40,392
FindWhat.com (1)	477	4,946
Google Inc. Class A (1)	395	71,301
GSI Commerce Inc. (1)	481	6,508
Harris Interactive Inc. (1)	1,097	5,057
IAC/InterActiveCorp (1)	3,527	78,546
InfoSpace Inc. (1) (2)	658	26,866
INTAC International Inc. (1) (2)	271	3,415
Interchange Corp. (1) (2)	59	598
Internet Security Systems Inc. (1)	225	4,117
Ipass Inc. (1)	828	5,067
j2 Global Communications Inc. (1)	410	14,067
Keynote Systems Inc. (1)	278	3,300
Kintera Inc. (1)	251	1,330
Lionbridge Technologies Inc. (1)	1,178	6,703
LookSmart Ltd. (1)	1,569	1,396
Macromedia Inc. (1)	1,549	51,891
MatrixOne Inc. (1)	1,234	5,886
McAfee Inc. (1)	2,809	63,371
Monster Worldwide Inc. (1)	2,118	59,410
Motive Inc. (1)	46	460
Neoforma Inc. (1) (2)	69	549
Net2Phone Inc. (1) (2)	605	974
NetFlix Inc. (1) (2)	725	7,866
NetRatings Inc. (1)	205	3,126
NIC Inc. (1)	611	2,914
1-800 CONTACTS INC. (1)	131	2,734
1-800-FLOWERS.COM Inc. (1)	546	4,133
Openwave Systems Inc. (1) (2)	1,409	17,176
Opsware Inc. (1)	1,277	6,589
Overstock.com Inc. (1) (2)	283	12,166
PC-Tel Inc. (1)	227	1,671
Phase Forward Inc. (1)	164	1,071
PlanetOut Inc. (1)	105	885
Portal Software Inc. (1)	535	1,295
Priceline.com Inc. (1) (2)	293	7,384
ProQuest Co. (1)	556	20,099
RealNetworks Inc. (1)	2,535	14,652
RightNow Technologies Inc. (1) (2)	211	2,587
RSA Security Inc. (1)	1,589	25,186
S1 Corp. (1)	1,383	9,598
Sapient Corp. (1)	1,904	13,985
Secure Computing Corp. (1)	669	5,733
SeeBeyond Technology Corp. (1)	1,422	4,494
Sohu.com Inc. (1) (2)	542	9,528
SonicWALL Inc. (1)	860	4,377
Stamps.com Inc. (1)	488	8,101
Stellent Inc. (1)	342	2,876
SupportSoft Inc. (1)	689	3,638
Symantec Corp. (1)	15,203	324,280
TIBCO Software Inc. (1)	3,819	28,452
Travelzoo Inc. (1) (2)	18	895
TriZetto Group Inc. (The) (1)	483	4,497
24/7 Real Media Inc. (1)	725	2,356
United Online Inc. (1) (2)	1,198	12,543
ValueClick Inc. (1)	1,606	17,040
VeriSign Inc. (1)	3,662	105,099
Verity Inc. (1)	51	482
Verso Technologies Inc. (1) (2)	2,267	816
Vignette Corp. (1)	2,535	3,321
WatchGuard Technologies Inc. (1)	282	911
WebEx Communications Inc. (1) (2)	622	13,429

WebMD Corp. (1) (2)	4,136	35,156
webMethods Inc. (1)	693	3,798
Websense Inc. (1) (2)	495	26,631
WebSideStory Inc. (1)	104	1,274
Yahoo! Inc. (1)	24,636	835,160

		3,443,792

INVESTMENT COMPANIES—0.02%
American Capital Strategies Ltd. (2)	612	19,223
Ares Capital Corp.	111	1,820
Gladstone Capital Corp. (2)	11	233
NGP Capital Resources Co.	159	2,557

		23,833

IRON & STEEL—0.18%
AK Steel Holding Corp. (1)	1,216	13,449
Allegheny Technologies Inc.	2,052	49,474
Cleveland-Cliffs Inc. (2)	293	21,351
Gibraltar Industries Inc.	125	2,742
International Steel Group Inc. (1)	52	2,054
Nucor Corp.	1,640	94,398
Reliance Steel & Aluminum Co.	418	16,724
Ryerson Tull Inc. (2)	188	2,382
Schnitzer Steel Industries Inc. Class A	66	2,226
Steel Dynamics Inc.	682	23,495
Wheeling-Pittsburgh Corp. (1)	88	2,732

		231,027

LEISURE TIME—0.41%
Ambassadors Group Inc.	129	4,311
Arctic Cat Inc.	49	1,326
Brunswick Corp.	1,156	54,159
Escalade Inc.	224	3,053
Harley-Davidson Inc.	6,400	369,664
K2 Inc. (1)	161	2,214
Life Time Fitness Inc. (1)	60	1,619
Marine Products Corp.	307	5,161
Multimedia Games Inc. (1) (2)	559	4,338
Pegasus Solutions Inc. (1)	113	1,336
Polaris Industries Inc. (2)	936	65,735
WMS Industries Inc. (1) (2)	393	11,067

		523,983

LODGING—0.71%
Ameristar Casinos Inc.	202	11,045
Boyd Gaming Corp.	978	51,003
Choice Hotels International Inc.	397	24,594
Harrah’s Entertainment Inc.	1,348	87,054
Hilton Hotels Corp.	7,006	156,584
Las Vegas Sands Corp. (1)	292	13,140
Mandalay Resort Group	1,436	101,224
Marriott International Inc. Class A	3,639	243,304
MGM Mirage (1)	263	18,626
MTR Gaming Group Inc. (1)	415	5,146
Starwood Hotels & Resorts Worldwide Inc.	1,573	94,427
Station Casinos Inc.	944	63,767
Wynn Resorts Ltd. (1)	758	51,347

		921,261

MACHINERY—0.90%
Astec Industries Inc. (1)	150	3,307
Briggs & Stratton Corp.	874	31,822
Bucyrus International Inc. Class A	219	8,554
Caterpillar Inc.	5,615	513,436
Cognex Corp.	895	22,268
Deere & Co.	2,249	150,975
Global Power Equipment Group Inc. (1)	279	2,673
Graco Inc.	1,547	62,437
IDEX Corp.	601	24,250
JLG Industries Inc.	401	8,642
Joy Global Inc.	892	31,274

Kadant Inc. (1)	73	1,354
Lindsay Manufacturing Co. (2)	209	3,988
Manitowoc Co. Inc. (The)	690	27,869
Middleby Corp. (The) (2)	112	5,533
Nordson Corp.	605	22,276
Presstek Inc. (1)	423	3,266
Rockwell Automation Inc.	2,653	150,266
Sauer-Danfoss Inc.	66	1,494
Tennant Co.	32	1,238
Terex Corp. (1)	246	10,652
Unova Inc. (1) (2)	149	3,077
Wabtec Corp.	934	19,138
Zebra Technologies Corp. Class A (1)	1,239	58,840

		1,168,629

MANUFACTURING—2.85%
Actuant Corp. Class A (1) (2)	606	27,222
Acuity Brands Inc.	875	23,625
Applied Films Corp. (1) (2)	110	2,543
Blount International Inc. (1)	79	1,341
Brink’s Co. (The)	1,112	38,475
Ceradyne Inc. (1)	399	8,926
CLARCOR Inc.	570	29,617
CUNO Inc. (1)	394	20,248
Danaher Corp.	5,095	272,124
Donaldson Co. Inc.	1,706	55,070
Dover Corp.	3,513	132,756
ESCO Technologies Inc. (1)	133	10,687
General Electric Co.	26,365	950,722
Griffon Corp. (1)	77	1,649
Harsco Corp.	275	16,393
Hexcel Corp. (1)	718	11,136
Illinois Tool Works Inc.	5,056	452,664
ITT Industries Inc.	744	67,139
Jacuzzi Brands Inc. (1)	288	2,811
Lancaster Colony Corp.	91	3,872
Matthews International Corp. Class A	738	24,177
Pall Corp.	263	7,133
Quixote Corp.	137	2,969
Raven Industries Inc.	406	8,291
Roper Industries Inc.	838	54,889
SPX Corp.	119	5,150
Sturm Ruger & Co. Inc.	351	2,432
3M Co.	16,857	1,444,476

		3,678,537

MEDIA—2.50%
Beasley Broadcast Group Inc. Class A (1)	136	2,418
Belo (A.H.) Corp.	1,222	29,499
Cablevision Systems Corp. (1)	3,143	88,161
Citadel Broadcasting Corp. (1)	473	6,494
Clear Channel Communications Inc.	4,639	159,906
Courier Corp.	71	3,723
Cox Radio Inc. Class A (1)	395	6,640
Crown Media Holdings Inc. (1)	321	2,892
Cumulus Media Inc. Class A (1)	529	7,538
Dex Media Inc.	774	15,983
DIRECTV Group Inc. (The) (1)	12,229	176,342
Dow Jones & Co. Inc.	1,233	46,077
EchoStar Communications Corp.	4,831	141,307
Emmis Communications Corp. (1)	426	8,188
Entercom Communications Corp. (1)	464	16,481
Entravision Communications Corp. (1)	547	4,852
Fisher Communications Inc. (1)	78	4,033
4Kids Entertainment Inc. (1) (2)	35	774
Gemstar-TV Guide International Inc. (1)	1,789	7,782
Hollinger International Inc.	823	8,971
Insight Communications Co. Inc. (1)	628	7,442
Journal Communications Inc. Class A	258	4,270
Journal Register Co. (1)	467	7,799
Knight Ridder Inc.	313	21,049

Liberty Media Corp. Class A	27,796	288,245
Liberty Media International Inc. Class A (1) (2)	2,288	100,077
LodgeNet Entertainment Corp. (1)	114	2,148
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	53	1,197
McGraw-Hill Companies Inc. (The)	4,108	358,423
Media General Inc. Class A	221	13,669
Mediacom Communications Corp. (1)	549	3,590
Meredith Corp.	763	35,670
Nelson (Thomas) Inc.	275	6,504
New York Times Co. Class A (2)	2,900	106,082
Nexstar Broadcasting Group Inc. Class A (1)	332	2,341
Paxson Communications Corp. (1)	398	275
Playboy Enterprises Inc. Class B (1)	533	6,876
Radio One Inc. Class D (1) (2)	929	13,703
Readers Digest Association Inc. (The)	1,367	23,663
Regent Communications Inc. (1)	336	1,798
Saga Communications Inc. (1)	419	6,746
Salem Communications Corp. Class A (1)	200	4,120
Scripps (E.W.) Co. Class A (2)	1,374	66,982
Sinclair Broadcast Group Inc. Class A	488	3,919
Spanish Broadcasting System Inc. Class A (1)	938	9,624
Time Warner Inc. (1)	17,707	310,758
UnitedGlobalCom Inc. Class A (1)	5,705	53,969
Univision Communications Inc. Class A (1) (2)	2,987	82,710
Viacom Inc. Class B	8,258	287,626
Walt Disney Co. (The)	13,074	375,616
Washington Post Co. (The) Class B	118	105,492
Westwood One Inc. (1)	1,633	33,232
Wiley (John) & Sons Inc. Class A	1,019	35,920
World Wrestling Entertainment Inc.	392	4,704
XM Satellite Radio Holdings Inc. Class A (1) (2)	3,457	108,895
Young Broadcasting Inc. Class A (1)	219	1,892

		3,235,087

METAL FABRICATE & HARDWARE—0.08%
Kaydon Corp.	222	6,971
Mueller Industries Inc.	177	4,983
Penn Engineering & Manufacturing Corp.	19	343
Precision Castparts Corp.	726	55,909
Timken Co. (The)	729	19,931
Worthington Industries Inc.	1,106	21,324

		109,461

MINING—0.62%
Alcoa Inc.	12,124	368,448
AMCOL International Corp.	133	2,495
Century Aluminum Co. (1) (2)	332	10,046
Coeur d’Alene Mines Corp. (1) (2)	5,578	20,471
Freeport-McMoRan Copper & Gold Inc. (2)	3,350	132,694
Hecla Mining Co. (1) (2)	1,367	7,491
Newmont Mining Corp.	5,574	235,502
Royal Gold Inc. (2)	355	6,507
Southern Peru Copper Corp. (2)	177	9,816
Stillwater Mining Co. (1)	264	2,600

		796,070

OFFICE & BUSINESS EQUIPMENT—0.15%
CompX International Inc.	74	1,257
General Binding Corp. (1)	132	2,772
Global Imaging Systems Inc. (1) (2)	517	18,333
Imagistics International Inc. (1)	327	11,422
Navarre Corp. (1) (2)	473	3,760
Pitney Bowes Inc.	2,782	125,524
Xerox Corp. (1)	2,004	30,361

		193,429

OFFICE FURNISHINGS—0.08%
Herman Miller Inc.	1,554	46,806
HNI Corp.	1,224	55,019
Knoll Inc.	293	4,887

		106,712

OIL & GAS—0.89%
Atlas America Inc. (1)	92	3,328
Atwood Oceanics Inc. (1)	292	19,430
Berry Petroleum Co. Class A	68	3,499
Bill Barrett Corp. (1)	179	5,175
Brigham Exploration Co. (1)	612	5,649
Burlington Resources Inc.	971	48,618
Cabot Oil & Gas Corp.	229	12,629
Callon Petroleum Co. (1)	252	3,916
Cheniere Energy Inc. (1)	582	37,545
Clayton Williams Energy Inc. (1)	123	3,186
Comstock Resources Inc. (1)	664	19,083
Crosstex Energy Inc.	78	3,414
Delta Petroleum Corp. (1) (2)	430	6,252
Denbury Resources Inc. (1)	1,103	38,859
Diamond Offshore Drilling Inc. (2)	616	30,738
Encore Acquisition Co. (1)	73	3,015
ENSCO International Inc.	1,773	66,771
Frontier Oil Corp.	631	22,880
FX Energy Inc. (1) (2)	735	8,408
Grey Wolf Inc. (1)	3,745	24,642
Helmerich & Payne Inc.	552	21,909
KCS Energy Inc. (1)	1,082	16,620
Magnum Hunter Resources Inc. (1)	1,171	18,865
McMoRan Exploration Co. (1) (2)	195	3,920
Mission Resources Corp. (1)	1,029	7,285
Newfield Exploration Co. (1)	657	48,789
Patina Oil & Gas Corp.	1,484	59,360
Patterson-UTI Energy Inc.	3,254	81,415
Penn Virginia Corp.	425	19,508
Petroleum Development Corp. (1)	401	15,114
Pioneer Natural Resources Co.	599	25,589
Plains Exploration & Production Co. (1)	289	10,086
Pogo Producing Co.	258	12,704
Pride International Inc. (1) (2)	1,238	30,752
Quicksilver Resources Inc. (1) (2)	678	33,039
Range Resources Corp.	815	19,038
Remington Oil & Gas Corp. (1)	342	10,780
Rowan Companies Inc.	1,112	33,282
Southwestern Energy Co. (1)	205	11,636
Spinnaker Exploration Co. (1)	198	7,035
Stone Energy Corp. (1)	131	6,363
Unit Corp. (1)	791	35,729
W&T Offshore Inc. (1)	244	5,065
Warren Resources Inc. (1)	382	4,099
Whiting Petroleum Corp. (1)	253	10,317
XTO Energy Inc.	7,311	240,093

		1,155,429

OIL & GAS SERVICES—1.16%
Baker Hughes Inc.	7,169	318,949
BJ Services Co. (2)	3,451	179,038
Cal Dive International Inc. (1) (2)	870	39,411
CARBO Ceramics Inc. (2)	288	20,203
Cooper Cameron Corp. (1)	260	14,875
FMC Technologies Inc. (1) (2)	1,451	48,144
Grant Prideco Inc. (1)	2,571	62,115
Gulf Island Fabrication Inc.	80	1,877
Halliburton Co.	10,830	468,398
Hornbeck Offshore Services Inc. (1)	85	2,130
Hydril Co. LP (1)	189	11,039
Input/Output Inc. (1) (2)	1,158	7,469
Lone Star Technologies Inc. (1)	449	17,704
Matrix Service Co. (1) (2)	298	1,296
Maverick Tube Corp. (1)	870	28,284
National Oilwell Varco Inc. (1)	1,433	66,918
Newpark Resources Inc. (1)	834	4,912
Oil States International Inc. (1)	113	2,322
RPC Inc.	56	851
Smith International Inc.	2,234	140,139

Superior Energy Services Inc. (1)	512	8,806
Tetra Technologies Inc. (1)	485	13,793
Tidewater Inc.	674	26,192
Veritas DGC Inc. (1)	298	8,928
W-H Energy Services Inc. (1)	154	3,685

		1,497,478

PACKAGING & CONTAINERS—0.17%
Anchor Glass Container Corp.	190	426
Ball Corp.	1,234	51,186
Crown Holdings Inc. (1)	1,824	28,381
Graphic Packaging Corp. (1)	1,287	5,676
Pactiv Corp. (1)	2,179	50,880
Sealed Air Corp. (1)	1,545	80,247
Silgan Holdings Inc.	96	6,238

		223,034

PHARMACEUTICALS—9.82%
Abbott Laboratories	33,616	1,567,178
Abgenix Inc. (1) (2)	763	5,341
Able Laboratories Inc. (1) (2)	343	8,047
Accredo Health Inc. (1)	1,014	45,032
Adolor Corp. (1)	735	7,306
Advancis Pharmaceutical Corp. (1)	348	1,288
Alkermes Inc. (1) (2)	1,926	19,992
Allergan Inc.	2,829	196,531
American Pharmaceutical Partners Inc. (1) (2)	449	23,231
AmerisourceBergen Corp.	667	38,212
Amylin Pharmaceuticals Inc. (1) (2)	2,305	40,314
Andrx Corp. (1)	1,518	34,413
Antigenics Inc. (1) (2)	700	4,690
Array BioPharma Inc. (1)	658	4,613
AtheroGenics Inc. (1) (2)	400	5,236
Barr Pharmaceuticals Inc. (1)	1,861	90,873
Bentley Pharmaceuticals Inc. (1)	266	1,958
Biocryst Pharmaceuticals Inc. (1)	531	2,448
Bioenvision Inc. (1)	561	3,226
BioMarin Pharmaceutical Inc. (1) (2)	1,507	7,761
Bio-Reference Laboratories Inc. (1)	264	3,675
Bone Care International Inc. (1) (2)	364	9,442
Bradley Pharmaceuticals Inc. (1) (2)	330	3,155
Bristol-Myers Squibb Co.	12,268	312,343
Caraco Pharmaceutical Laboratories Ltd. (1)	290	2,372
Cardinal Health Inc.	9,230	515,034
Caremark Rx Inc. (1)	5,716	227,382
Cell Therapeutics Inc. (1) (2)	1,267	4,549
Cephalon Inc. (1) (2)	1,203	56,336
Connetics Corp. (1) (2)	615	15,553
Conor Medsystems Inc. (1)	284	4,626
Corcept Therapeutics Inc. (1)	196	890
Corixa Corp. (1)	1,077	3,306
Cubist Pharmaceuticals Inc. (1)	682	7,243
CV Therapeutics Inc. (1) (2)	757	15,413
Cypress Bioscience Inc. (1)	530	4,844
Dendreon Corp. (1)	1,140	6,213
Depomed Inc. (1) (2)	669	2,636
Discovery Laboratories Inc. (1) (2)	1,152	6,486
DOV Pharmaceutical Inc. (1)	334	4,569
Durect Corp. (1) (2)	677	2,464
DUSA Pharmaceuticals Inc. (1)	182	1,589
Dyax Corp. (1)	528	1,700
Dynavax Technologies Corp. (1)	269	1,256
Endo Pharmaceuticals Holdings Inc. (1) (2)	955	21,535
Eon Labs Inc. (1)	630	19,051
Express Scripts Inc. (1)	1,315	114,655
Eyetech Pharmaceuticals Inc. (1)	136	3,740
First Horizon Pharmaceutical Corp. (1) (2)	451	7,613
Forest Laboratories Inc. (1)	7,900	291,905
Genta Inc. (1)	959	1,084
Gilead Sciences Inc. (1)	9,635	344,933
Guilford Pharmaceuticals Inc. (1) (2)	696	1,601

HealthExtras Inc. (1) (2)	434	7,226
Hollis-Eden Pharmaceuticals Inc. (1) (2)	253	1,782
Idenix Pharmaceuticals Inc. (1)	214	4,248
ImClone Systems Inc. (1)	1,437	49,577
Impax Laboratories Inc. (1) (2)	1,010	16,160
Indevus Pharmaceuticals Inc. (1) (2)	664	1,846
InKine Pharmaceutical Co. Inc. (1) (2)	700	2,170
Inspire Pharmaceuticals Inc. (1)	1,001	8,168
Isis Pharmaceuticals Inc. (1)	1,014	3,924
Isolagen Inc. (1) (2)	592	3,724
ISTA Pharmaceuticals Inc. (1)	275	2,717
IVAX Corp. (1)	4,267	84,359
Kinetic Concepts Inc. (1)	590	35,194
Kos Pharmaceuticals Inc. (1)	217	9,045
K-V Pharmaceutical Co. Class A (1) (2)	747	17,330
Lannett Co. Inc. (1)	119	750
Ligand Pharmaceuticals Inc. Class B (1)	1,675	9,598
Lilly (Eli) & Co.	20,998	1,093,996
Mannatech Inc.	223	4,360
MannKind Corp. (1) (2)	282	4,013
Marshall Edwards Inc. (1) (2)	283	2,360
Medarex Inc. (1)	1,105	7,879
Medco Health Solutions Inc. (1)	2,512	124,520
Medicines Co. (The) (1) (2)	1,077	24,405
Medicis Pharmaceutical Corp. Class A (2)	1,239	37,145
Merck & Co. Inc.	21,282	688,898
MGI Pharma Inc. (1) (2)	1,512	38,208
Mylan Laboratories Inc. (2)	5,729	101,518
Nabi Biopharmaceuticals (1)	1,202	15,001
Nature’s Sunshine Products Inc.	112	1,923
NBTY Inc. (1)	1,174	29,456
NeighborCare Inc. (1)	766	22,406
NeoPharm Inc. (1)	353	2,743
Neurocrine Biosciences Inc. (1)	757	28,811
NitroMed Inc. (1) (2)	176	3,047
Northfield Laboratories Inc. (1) (2)	434	4,883
Noven Pharmaceuticals Inc. (1)	468	7,937
NPS Pharmaceuticals Inc. (1) (2)	870	10,979
Nutraceutical International Corp. (1)	226	3,584
Nuvelo Inc. (1)	745	4,843
Omnicare Inc.	1,794	63,597
Onyx Pharmaceuticals Inc. (1)	728	22,823
OSI Pharmaceuticals Inc. (1)	1,098	45,391
Pain Therapeutics Inc. (1)	428	2,174
Par Pharmaceutical Companies Inc. (1) (2)	755	25,247
Penwest Pharmaceuticals Co. (1)	421	5,204
Perrigo Co.	400	7,660
PetMed Express Inc. (1)	353	2,616
Pfizer Inc.	164,369	4,317,974
Pharmacyclics Inc. (1) (2)	553	4,441
Pharmion Corp. (1)	285	8,265
Pharmos Corp. (1)	1,612	1,016
POZEN Inc. (1)	605	3,152
Prestige Brands Holdings Inc. (1)	278	4,907
Priority Healthcare Corp. Class B (1)	557	12,048
Progenics Pharmaceuticals Inc. (1) (2)	196	3,295
Renovis Inc. (1) (2)	228	1,840
Rigel Pharmaceuticals Inc. (1)	153	2,454
Salix Pharmaceuticals Ltd. (1)	834	13,753
Santarus Inc. (1)	227	1,103
Schering-Plough Corp.	31,644	574,339
SciClone Pharmaceuticals Inc. (1) (2)	954	2,709
Sepracor Inc. (1)	2,237	128,426
Star Scientific Inc. (1) (2)	888	4,698
Tanox Inc. (1)	432	4,147
Threshold Pharmaceuticals Inc. (1)	198	1,186
Trimeris Inc. (1) (2)	274	3,085
United Therapeutics Inc. (1) (2)	424	19,375
USANA Health Sciences Inc. (1) (2)	254	12,014
Valeant Pharmaceuticals International	1,519	34,208
VCA Antech Inc. (1)	1,412	28,565

ViaCell Inc. (1)	281	2,119
Vicuron Pharmaceuticals Inc. (1)	477	7,518
Vion Pharmaceuticals Inc. (1) (2)	1,587	4,523
Watson Pharmaceuticals Inc. (1)	610	18,745
Wyeth	15,229	642,359
Zymogenetics Inc. (1) (2)	359	5,478

		12,690,070

PIPELINES—0.02%
Kinder Morgan Inc.	341	25,814

		25,814

REAL ESTATE—0.09%
Bluegreen Corp. (1)	203	2,609
CB Richard Ellis Group Inc. Class A (1)	269	9,412
Consolidated-Tomoka Land Co.	155	8,871
HouseValues Inc. (1)	82	1,032
Jones Lang LaSalle Inc. (1)	207	9,657
St. Joe Co. (The)	1,226	82,510
ZipRealty Inc. (1)	8	113

		114,204

REAL ESTATE INVESTMENT TRUSTS—0.30%
Aames Investment Corp.	54	443
Alexander’s Inc. (1)	41	9,902
Alexandria Real Estate Equities Inc.	56	3,605
American Campus Communities Inc.	9	189
American Home Mortgage Investment Corp.	273	7,819
Bimini Mortgage Management Inc. Class A	23	319
BioMed Realty Trust Inc.	78	1,607
Catellus Development Corp.	2,173	57,910
CBL & Associates Properties Inc.	184	13,158
Cousins Properties Inc.	274	7,088
Digital Realty Trust Inc.	29	417
ECC Capital Corp. (1)	167	1,002
Education Realty Trust Inc. (1)	55	915
Equity Lifestyle Properties Inc. (2)	258	9,095
Equity One Inc.	355	7,309
Essex Property Trust Inc.	84	5,804
Extra Space Storage Inc.	60	810
Fieldstone Investment Corp. (1)	143	2,076
General Growth Properties Inc.	692	23,597
Getty Realty Corp.	44	1,124
Glimcher Realty Trust (2)	281	6,660
Global Signal Inc.	24	719
GMH Communities Trust	43	504
Gramercy Capital Corp.	24	468
HomeBanc Corp.	97	857
Kite Realty Group Trust	52	749
Mills Corp.	451	23,858
MortgageIT Holdings Inc.	350	5,583
New Century Financial Corp.	777	36,379
Novastar Financial Inc. (2)	79	2,845
Regency Centers Corp. (2)	737	35,103
Saxon Capital Inc.	73	1,256
Spirit Finance Corp. (1)	189	2,053
Strategic Hotel Capital Inc.	60	882
Sunstone Hotel Investors Inc.	32	686
Tanger Factory Outlet Centers Inc.	216	4,752
Taubman Centers Inc.	452	12,538
Town & Country Trust (The) (2)	334	8,834
U-Store-It Trust	39	679
Ventas Inc.	941	23,487
Washington Real Estate Investment Trust	290	8,338
Weingarten Realty Investors	1,434	49,487

		380,906

RETAIL—10.16%
Abercrombie & Fitch Co. Class A	1,833	104,921
AC Moore Arts & Crafts Inc. (1) (2)	268	7,145
Advance Auto Parts Inc. (1)	1,571	79,257

Aeropostale Inc. (1)	1,152	37,728
American Eagle Outfitters Inc.	2,038	60,223
America’s Car-Mart Inc. (1) (2)	146	5,119
AnnTaylor Stores Corp. (1)	953	24,387
Applebee’s International Inc.	1,828	50,380
AutoZone Inc. (1) (2)	1,215	104,126
Barnes & Noble Inc. (1)	68	2,345
Bebe Stores Inc.	177	6,009
Bed Bath & Beyond Inc. (1)	6,440	235,318
Best Buy Co. Inc.	5,705	308,127
Big 5 Sporting Goods Corp.	474	11,708
Big Lots Inc. (1)	1,101	13,234
BJ’s Restaurants Inc. (1)	210	4,072
Blockbuster Inc.	1,269	11,205
Bombay Co. Inc. (The) (1) (2)	205	1,087
Bon-Ton Stores Inc. (The)	85	1,538
Brinker International Inc. (1)	1,712	62,009
Brookstone Inc. (1)	462	7,494
Buffalo Wild Wings Inc. (1)	179	6,772
Build-A-Bear Workshop Inc. (1)	111	3,402
Cabela’s Inc. Class A (1)	69	1,423
Cache Inc. (1)	288	3,902
California Pizza Kitchen Inc. (1) (2)	330	7,735
CarMax Inc. (1)	2,241	70,592
Casey’s General Store Inc. (2)	430	7,727
Cash America International Inc.	329	7,215
Casual Male Retail Group Inc. (1)	422	2,739
CBRL Group Inc.	198	8,177
CEC Entertainment Inc. (1)	842	30,817
Charlotte Russe Holding Inc. (1) (2)	318	4,109
Cheesecake Factory (The) (1) (2)	1,725	61,151
Chico’s FAS Inc. (1)	3,812	107,727
Children’s Place Retail Stores Inc. (The) (1)	312	14,898
Christopher & Banks Corp.	798	14,045
Circuit City Stores Inc.	635	10,192
CKE Restaurants Inc. (1) (2)	1,217	19,289
Claire’s Stores Inc.	1,810	41,702
Coldwater Creek Inc. (1) (2)	808	14,932
Conn’s Inc. (1)	197	3,704
Copart Inc. (1)	1,372	32,324
Cosi Inc. (1)	658	4,474
Cost Plus Inc. (1)	491	13,198
Costco Wholesale Corp.	626	27,657
CSK Auto Corp. (1) (2)	813	14,349
CVS Corp.	948	49,884
Darden Restaurants Inc.	1,561	47,891
Design Within Reach Inc. (1)	97	1,526
Dick’s Sporting Goods Inc. (1) (2)	634	23,287
Dollar General Corp.	6,340	138,909
Dollar Tree Stores Inc. (1)	2,401	68,981
Domino’s Pizza Inc.	381	7,121
Dress Barn Inc. (1)	290	5,284
Electronics Boutique Holdings Corp. (1) (2)	244	10,485
Family Dollar Stores Inc.	3,273	99,368
Finish Line Inc. (The)	656	15,186
Foot Locker Inc.	1,337	39,174
Fred’s Inc. (2)	890	15,281
GameStop Corp. Class B (1)	158	3,523
Gander Mountain Co. (1) (2)	188	2,463
Gap Inc. (The)	13,271	289,839
Genesco Inc. (1) (2)	230	6,537
Goody’s Family Clothing Inc.	68	614
Guitar Center Inc. (1)	586	32,130
Hibbet Sporting Goods Inc. (1)	551	16,552
Hollywood Entertainment Corp. (1) (2)	424	5,584
Home Depot Inc.	44,319	1,694,759
Hot Topic Inc. (1)	1,021	22,309
Insight Enterprises Inc. (1)	399	7,006
Jill (J.) Group Inc. (The) (1)	432	5,944
Joseph A. Bank Clothiers Inc. (1) (2)	249	7,296
Kenneth Cole Productions Inc. Class A	215	6,265

Kirkland’s Inc. (1)	290	3,207
Kohl’s Corp. (1)	6,418	331,361
Krispy Kreme Doughnuts Inc. (1) (2)	1,129	8,614
Limited Brands Inc.	412	10,012
Linens ‘n Things Inc. (1)	150	3,725
Lowe’s Companies Inc.	16,931	966,591
MarineMax Inc. (1)	9	281
Men’s Wearhouse Inc. (The) (1)	50	2,111
Michaels Stores Inc.	2,916	105,851
Movie Gallery Inc. (2)	126	3,614
MSC Industrial Direct Co. Inc. Class A	661	20,200
New York & Co. Inc. (1)	124	2,489
99 Cents Only Stores (1) (2)	1,147	15,106
Nordstrom Inc.	1,546	85,617
Nu Skin Enterprises Inc. Class A (2)	835	18,796
O’Charley’s Inc. (1)	29	630
O’Reilly Automotive Inc. (1) (2)	1,023	50,669
Outback Steakhouse Inc. (2)	1,172	53,666
P.F. Chang’s China Bistro Inc. (1) (2)	527	31,515
Pacific Sunwear of California Inc. (1)	1,715	47,986
Panera Bread Co. Class A(1) (2)	628	35,501
Pantry Inc. (The) (1)	245	7,588
Papa John’s International Inc. (1) (2)	73	2,535
Party City Corp. (1)	353	5,168
PC Mall Inc. (1)	229	2,844
Pep Boys-Manny, Moe & Jack Inc.	1,130	19,865
PETCO Animal Supplies Inc. (1)	936	34,454
PETsMART Inc. (2)	3,061	88,004
Pier 1 Imports Inc. (2)	900	16,407
RadioShack Corp.	3,454	84,623
Rare Hospitality International Inc. (1)	791	24,426
Red Robin Gourmet Burgers Inc. (1) (2)	258	13,135
Regis Corp.	382	15,635
Restoration Hardware Inc. (1)	738	4,207
Retail Ventures Inc. (1)	225	2,050
Rite Aid Corp. (1)	8,212	32,520
Ross Stores Inc.	3,203	93,335
Ruby Tuesday Inc. (2)	1,487	36,119
Rush Enterprises Inc. Class B (1)	205	3,456
School Specialty Inc. (1)	163	6,383
Select Comfort Corp. (1) (2)	741	15,146
7-Eleven Inc. (1)	542	13,019
Sharper Image Corp. (1) (2)	257	4,269
Shoe Carnival Inc. (1)	61	1,068
Smart & Final Inc. (1)	9	109
Sonic Corp. (1)	1,340	44,756
Sports Authority Inc. (The) (1) (2)	230	6,325
Staples Inc.	10,712	336,678
Starbucks Corp. (1)	8,498	439,007
Steak n Shake Co. (The) (1)	489	9,462
Stein Mart Inc. (1)	455	10,238
Talbots Inc. (The) (2)	410	13,112
Target Corp. (2)	19,664	983,593
Texas Roadhouse Inc. Class A (1)	135	3,791
Tiffany & Co.	3,136	108,255
TJX Companies Inc.	10,750	264,773
Tractor Supply Co. (1)	699	30,511
Triarc Companies Inc. Class B (2)	743	10,276
Tuesday Morning Corp. (1) (2)	558	16,109
Urban Outfitters Inc. (1)	1,012	48,546
Walgreen Co.	22,068	980,261
Wal-Mart Stores Inc.	55,320	2,772,085
Wendy’s International Inc.	327	12,766
West Marine Inc. (1) (2)	223	4,741
Williams-Sonoma Inc. (1)	2,016	74,088
World Fuel Services Corp.	538	16,947
Yum! Brands Inc.	6,238	323,191
Zale Corp. (1)	190	5,647

		13,133,947

SAVINGS & LOANS—0.17%
Abington Community Bancorp Inc. (1)	185	2,385
Atlantic Coast Federal Corp. (1)	26	324
BankAtlantic Bancorp Inc. Class A	179	3,115
Berkshire Hills Bancorp Inc.	13	439
BFC Financial Corp. Class A (1)	322	3,043
Charter Financial Corp. (2)	50	1,669
Clifton Savings Bancorp Inc.	150	1,680
Commercial Capital Bancorp Inc.	399	8,120
Fidelity Bankshares Inc.	183	4,205
First Financial Holdings Inc.	272	7,556
Flagstar Bancorp Inc. (2)	528	10,322
Golden West Financial Corp.	1,670	101,035
Harbor Florida Bancshares Inc. (2)	109	3,717
Home Federal Bancorp Inc. (1)	56	680
Hudson City Bancorp Inc.	1,413	51,645
Kearny Financial Corp. (1)	197	2,191
NASB Financial Inc.	60	2,376
Ocwen Financial Corp. (1) (2)	752	6,069
PFF Bancorp Inc.	128	3,533
Provident Bancorp Inc.	792	9,694
Westfield Financial Inc.	20	500

		224,298

SEMICONDUCTORS—6.36%
Actel Corp. (1)	471	7,244
Advanced Micro Devices Inc. (1)	4,400	70,928
Agere Systems Inc. Class B (1)	36,019	51,147
Altera Corp. (1)	8,110	160,416
AMIS Holdings Inc. (1)	602	6,797
Amkor Technology Inc. (1)	2,104	8,121
Analog Devices Inc.	8,134	293,963
Applied Materials Inc. (1)	36,182	587,958
Applied Micro Circuits Corp. (1)	3,469	11,413
Asyst Technologies Inc. (1) (2)	1,106	5,298
Atmel Corp. (1)	8,728	25,748
ATMI Inc. (1) (2)	729	18,254
August Technology Corp. (1)	483	5,661
Axcelis Technologies Inc. (1)	1,610	11,753
Broadcom Corp. Class A (1)	5,549	166,026
Brooks Automation Inc. (1) (2)	1,030	15,635
California Micro Devices Corp. (1)	531	2,682
Cirrus Logic Inc. (1)	1,623	7,336
Conexant Systems Inc. (1)	5,664	8,496
Credence Systems Corp. (1) (2)	1,877	14,847
Cree Inc. (1) (2)	1,555	33,821
Cypress Semiconductor Corp. (1) (2)	2,973	37,460
Diodes Inc. (1)	92	2,496
DSP Group Inc. (1)	666	17,156
DuPont Photomasks Inc. (1)	228	6,081
Emulex Corp. (1)	491	9,250
Entegris Inc. (1)	726	7,180
ESS Technology Inc. (1)	630	3,320
Exar Corp. (1)	187	2,506
Fairchild Semiconductor International Inc. Class A (1)	1,349	20,680
FormFactor Inc. (1) (2)	538	12,180
Freescale Semiconductor Inc. Class B (1)	6,898	118,991
Genesis Microchip Inc. (1) (2)	268	3,873
Helix Technology Corp.	554	8,570
Integrated Circuit Systems Inc. (1)	1,615	30,879
Integrated Device Technology Inc. (1)	1,719	20,680
Integrated Silicon Solution Inc. (1)	216	1,447
Intel Corp.	139,300	3,235,939
International Rectifier Corp. (1)	1,150	52,325
Intersil Corp. Class A	1,548	26,811
IXYS Corp. (1)	340	3,890
KLA-Tencor Corp. (1) (2)	4,216	193,978
Kopin Corp. (1)	1,505	4,620
Kulicke & Soffa Industries Inc. (1) (2)	1,079	6,787
Lam Research Corp. (1)	2,900	83,694
Lattice Semiconductor Corp. (1)	1,086	5,832
Leadis Technology Inc. (1)	216	1,292

Linear Technology Corp.	6,705	256,869
LSI Logic Corp. (1)	3,890	21,745
LTX Corp. (1)	1,221	5,421
Mattson Technology Inc. (1) (2)	748	5,939
Maxim Integrated Products Inc.	6,997	285,967
MEMC Electronic Materials Inc. (1)	1,511	20,323
Micrel Inc. (1)	1,577	14,540
Microchip Technology Inc.	4,553	118,424
Micron Technology Inc. (1)	5,778	59,745
Microsemi Corp. (1) (2)	1,199	19,532
Microtune Inc. (1)	621	2,677
Mindspeed Technologies Inc. (1) (2)	2,431	5,421
MKS Instruments Inc. (1)	635	10,084
Monolithic Power Systems Inc. (1)	100	883
Monolithic System Technology Inc. (1) (2)	399	2,334
Mykrolis Corp. (1)	964	13,785
National Semiconductor Corp.	7,686	158,408
Novellus Systems Inc.	2,222	59,394
NVIDIA Corp. (1)	3,652	86,772
OmniVision Technologies Inc. (1) (2)	1,284	19,453
ON Semiconductor Corp. (1)	2,228	8,801
Pericom Semiconductor Corp. (1)	419	3,591
Photronics Inc. (1) (2)	151	2,733
Pixelworks Inc. (1)	956	7,791
PMC-Sierra Inc. (1) (2)	3,803	33,466
PortalPlayer Inc. (1) (2)	115	2,625
Power Integrations Inc. (1)	547	11,427
QLogic Corp. (1)	1,748	70,794
Rambus Inc. (1) (2)	1,962	29,567
Rudolph Technologies Inc. (1)	204	3,072
Semitool Inc. (1)	469	4,784
Semtech Corp. (1)	1,552	27,734
SigmaTel Inc. (1)	482	18,041
Silicon Image Inc. (1) (2)	1,485	14,939
Silicon Laboratories Inc. (1) (2)	811	24,095
Siliconix Inc. (1)	150	5,292
Sipex Corp. (1) (2)	667	1,547
SiRF Technology Holdings Inc. (1)	289	3,225
Skyworks Solutions Inc. (1)	2,737	17,380
Staktek Holdings Inc. (1)	409	1,620
Standard Microsystems Corp. (1)	230	3,993
Supertex Inc. (1)	133	2,435
Teradyne Inc. (1)	4,071	59,437
Tessera Technologies Inc. (1)	493	21,312
Texas Instruments Inc.	37,277	950,191
Transmeta Corp. (1) (2)	2,988	2,779
Tripath Technology Inc. (1) (2)	1,076	958
TriQuint Semiconductor Inc. (1)	1,554	5,253
Ultratech Inc. (1) (2)	316	4,614
Varian Semiconductor Equipment Associates Inc. (1)	820	31,168
Veeco Instruments Inc. (1)	492	7,405
Vitesse Semiconductor Corp. (1)	4,758	12,751
Volterra Semiconductor Corp. (1)	161	2,174
Xilinx Inc.	7,498	219,167
Zoran Corp. (1)	539	5,579

		8,220,917

SOFTWARE—7.14%
Activision Inc. (1)	3,416	50,557
Actuate Corp. (1)	1,447	3,473
Acxiom Corp.	1,816	38,009
Adobe Systems Inc.	5,108	343,104
Advent Software Inc. (1)	456	8,290
Allscripts Healthcare Solutions Inc. (1) (2)	472	6,750
Altiris Inc. (1) (2)	474	11,305
American Reprographics Co. (1)	328	4,707
ANSYS Inc. (1)	532	18,200
Ascential Software Corp. (1)	260	4,818
Aspen Technology Inc. (1) (2)	1,098	6,237
Atari Inc. (1)	100	316
AuthentiDate Holding Corp. (1)	549	2,191

Autodesk Inc.	5,030	149,693
Automatic Data Processing Inc. (2)	10,901	490,000
Avid Technology Inc. (1)	700	37,884
BEA Systems Inc. (1)	7,735	61,648
Blackbaud Inc.	272	3,427
Blackboard Inc. (1)	57	994
BMC Software Inc. (1)	1,447	21,705
Borland Software Corp. (1)	757	6,147
CallWave Inc. (1)	68	401
Captaris Inc. (1)	671	2,718
CCC Information Services Group Inc. (1)	87	1,988
Cerner Corp. (1) (2)	625	32,819
Certegy Inc.	1,344	46,529
Chordiant Software Inc. (1)	1,431	2,390
Citrix Systems Inc. (1)	3,686	87,801
Computer Associates International Inc.	10,032	271,867
Computer Programs & Systems Inc.	196	5,504
Concord Communications Inc. (1)	340	3,441
Concur Technologies Inc. (1)	614	4,986
Corillian Corp. (1)	945	3,289
CSG Systems International Inc. (1)	834	13,586
Dendrite International Inc. (1)	859	12,060
Digi International Inc. (1)	236	3,238
Dun & Bradstreet Corp. (1)	1,509	92,728
Eclipsys Corp. (1)	752	11,641
Electronic Arts Inc. (1)	6,410	331,910
Emageon Inc. (1)	190	3,412
Embarcadero Technologies Inc. (1)	558	3,677
Epicor Software Corp. (1) (2)	1,017	13,323
Fair Isaac Corp.	1,267	43,635
FalconStor Software Inc. (1) (2)	391	2,334
FileNET Corp. (1)	967	22,028
First Data Corp. (2)	17,219	676,879
Fiserv Inc. (1)	4,171	166,006
Global Payments Inc. (2)	627	40,435
Hyperion Solutions Corp. (1)	833	36,744
IDX Systems Corp. (1)	487	16,914
IMS Health Inc.	5,033	122,755
Infocrossing Inc. (1) (2)	432	6,843
Informatica Corp. (1)	2,025	16,747
infoUSA Inc.	681	7,157
InPhonic Inc. (1) (2)	124	2,817
Inter-Tel Inc.	401	9,825
InterVideo Inc. (1)	263	2,893
Intuit Inc. (1)	3,541	154,990
iVillage Inc. (1)	770	4,689
JDA Software Group Inc. (1)	71	997
Jupitermedia Corp. (1)	446	6,917
Keane Inc. (1)	672	8,756
Lawson Software Inc. (1)	348	2,053
ManTech International Corp. Class A (1)	158	3,645
Manugistics Group Inc. (1)	738	1,240
MAPICS Inc. (1)	632	8,045
MapInfo Corp. (1)	159	1,914
Mercury Interactive Corp. (1)	1,853	87,795
Micromuse Inc. (1)	1,899	8,602
Microsoft Corp.	157,909	3,816,661
MicroStrategy Inc. Class A (1)	252	13,676
Midway Games Inc. (1) (2)	822	8,434
MRO Software Inc. (1)	31	435
NAVTEQ Corp. (1)	677	29,348
NDCHealth Corp. (2)	254	4,059
Novell Inc. (1)	8,147	48,556
Omnicell Inc. (1) (2)	558	4,023
Open Solutions Inc. (1) (2)	265	5,255
OPNET Technologies Inc. (1)	206	1,722
Oracle Corp. (1)	72,784	908,344
Packeteer Inc. (1)	800	12,312
PalmSource Inc. (1) (2)	248	2,242
Parametric Technology Corp. (1)	3,217	17,983
PDF Solutions Inc. (1)	219	3,066

Pegasystems Inc. (1)	132	710
Per-Se Technologies Inc. (1)	533	8,182
Pinnacle Systems Inc. (1)	600	3,354
Pixar Inc. (1)	547	53,360
PLATO Learning Inc. (1)	452	3,526
Progress Software Corp. (1)	693	18,170
QAD Inc.	355	2,936
Quality Systems Inc.	188	7,960
Quest Software Inc. (1)	1,171	16,207
Red Hat Inc. (1) (2)	3,442	37,552
Renaissance Learning Inc.	126	2,157
Retek Inc. (1)	1,150	12,903
Safeguard Scientifics Inc. (1)	1,640	2,329
Salesforce.com Inc. (1)	106	1,589
ScanSoft Inc. (1)	1,092	4,062
Schawk Inc.	286	5,220
SeaChange International Inc. (1) (2)	610	7,900
SEI Investments Co.	1,350	48,816
SERENA Software Inc. (1) (2)	549	13,044
Siebel Systems Inc. (1)	7,002	63,928
SPSS Inc. (1)	338	5,878
SS&C Technologies Inc.	219	4,993
Take-Two Interactive Software Inc. (1) (2)	751	29,364
THQ Inc. (1) (2)	360	10,130
Total System Services Inc.	815	20,367
TradeStation Group Inc. (1) (2)	484	2,923
Transaction Systems Architects Inc. Class A (1)	807	18,682
Trident Microsystems Inc. (1) (2)	494	8,734
Ulticom Inc. (1)	140	1,558
Verint Systems Inc. (1)	288	10,063
Veritas Software Corp. (1)	9,172	212,974
Wind River Systems Inc. (1) (2)	1,419	21,399
Witness Systems Inc. (1)	479	8,406
Zix Corp. (1) (2)	608	2,274

		9,230,184

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. (1) (2)	118	4,768

		4,768

TELECOMMUNICATION EQUIPMENT—0.01%
Carrier Access Corp. (1)	517	3,081
NMS Communications Corp. (1)	865	3,711
Novatel Wireless Inc. (1)	344	3,698
WJ Communications Inc. (1)	1,037	2,468

		12,958

TELECOMMUNICATIONS—5.56%
ADC Telecommunications Inc. (1)	11,774	23,430
ADTRAN Inc.	1,337	23,585
Aeroflex Inc. (1)	1,403	13,090
Airspan Networks Inc. (1)	902	4,609
Alamosa Holdings Inc. (1)	1,371	16,000
Anaren Inc. (1)	366	4,440
Andrew Corp. (1)	1,573	18,420
Anixter International Inc. (1)	339	12,255
Applied Signal Technology Inc.	180	4,122
Arris Group Inc. (1) (2)	1,413	9,764
Aspect Communications Corp. (1)	968	10,077
Atheros Communications Inc. (1)	316	3,245
Audiovox Corp. Class A (1) (2)	122	1,554
Avanex Corp. (1) (2)	2,081	2,705
Avaya Inc. (1)	9,013	105,272
Boston Communications Group Inc. (1) (2)	120	854
C-COR Inc. (1)	431	2,620
CIENA Corp. (1)	1,218	2,095
Cisco Systems Inc. (1)	145,834	2,608,970
Commonwealth Telephone Enterprises Inc. (1)	254	11,974
CommScope Inc. (1)	665	9,948
Comtech Telecommunications Corp. (1)	177	9,222
Comverse Technology Inc. (1)	2,265	57,123

Corning Inc. (1)	24,895	277,081
Crown Castle International Corp. (1)	1,998	32,088
Ditech Communications Corp. (1)	730	9,103
Dobson Communications Corp. Class A (1) (2)	1,680	3,394
EMS Technologies Inc. (1)	257	3,495
Enterasys Networks Inc. (1)	1,932	2,705
Extreme Networks Inc. (1)	1,611	9,489
FairPoint Communications Inc.	320	4,790
Finisar Corp. (1) (2)	2,562	3,203
Foundry Networks Inc. (1)	1,750	17,325
Golden Telecom Inc. (2)	133	3,405
Harmonic Inc. (1)	1,553	14,847
Harris Corp.	1,854	60,533
Hypercom Corp. (1) (2)	896	4,238
IDT Corp. Class B (1)	1,408	20,824
InterDigital Communications Corp. (1)	1,213	18,583
Intrado Inc. (1)	335	4,121
Iowa Telecommunications Services Inc.	159	3,101
ITC DeltaCom Inc. (1)	298	235
Ixia (1)	478	8,504
JAMDAT Mobile Inc. (1)	111	1,914
JDS Uniphase Corp. (1)	29,453	—
Juniper Networks Inc. (1)	11,372	250,866
KVH Industries Inc. (1) (2)	263	2,396
Level 3 Communications Inc. (1) (2)	14,298	29,454
Motorola Inc.	50,451	755,251
MRV Communications Inc. (1) (2)	97	313
Pride International Inc. (1) (2)	526	7,937
Network Equipment Technologies Inc. (1)	353	1,987
Newport Corp. (1)	469	6,796
Nextel Communications Inc. Class A (1)	22,080	627,514
Nextel Partners Inc. Class A (1) (2)	2,570	56,437
NII Holdings Inc. Class B (1)	1,198	68,885
North Pittsburgh Systems Inc. (2)	333	6,582
Oplink Communications Inc. (1)	729	1,145
Optical Communication Products Inc. (1)	212	369
Plantronics Inc.	1,067	40,631
Polycom Inc. (1)	1,340	22,713
Powerwave Technologies Inc. (1)	957	7,407
Premiere Global Services Inc. (1)	1,547	17,512
QUALCOMM Inc.	34,915	1,279,635
REMEC Inc. (1) (2)	1,003	5,296
RF Micro Devices Inc. (1) (2)	4,193	21,887
SafeNet Inc. (1) (2)	247	7,240
SBA Communications Corp. (1)	962	8,812
Shenandoah Telecommunications Co.	4	124
SpectraLink Corp.	346	4,886
SpectraSite Inc. (1)	814	47,188
Sprint Corp. (FON Group)	6,850	155,838
Stratex Networks Inc. (1)	1,454	2,675
SureWest Communications (2)	278	6,411
Symmetricom Inc. (1)	971	10,768
Syniverse Holdings Inc. (1)	348	4,802
Tekelec (1)	995	15,860
Telephone & Data Systems Inc.	455	37,128
Tellabs Inc. (1)	4,198	30,645
Terayon Communication Systems Inc. (1)	2,018	6,215
UbiquiTel Inc. (1) (2)	1,370	9,179
United States Cellular Corp. (1)	177	8,077
USA Mobility Inc. (1)	107	3,467
UTStarcom Inc. (1) (2)	1,724	18,878
Valor Communications Group Inc.	215	3,111
Viasat Inc. (1)	395	7,383
Westell Technologies Inc. Class A (1)	1,098	6,050
Western Wireless Corp. Class A (1)	1,812	68,784
Wireless Facilities Inc. (1) (2)	1,160	7,250

		7,189,323

TEXTILES—0.12%
Cintas Corp.	2,695	111,330
Mohawk Industries Inc. (1)	567	47,798

		159,128

TOYS, GAMES & HOBBIES—0.10%
LeapFrog Enterprises Inc. (1) (2)	620	7,037
Marvel Enterprises Inc. (1) (2)	1,499	29,980
Mattel Inc.	4,027	85,976
RC2 Corp. (1)	206	7,004
Topps Co. (The)	111	1,022

		131,019

TRANSPORTATION—1.45%
Arkansas Best Corp. (2)	284	10,730
Central Freight Lines Inc. (1)	340	1,210
CH Robinson Worldwide Inc.	1,820	93,785
CNF Inc.	279	13,054
EGL Inc. (1)	822	18,742
Expeditors International Washington Inc.	2,237	119,791
FedEx Corp.	4,890	459,416
Florida East Coast Industries Inc.	15	637
Forward Air Corp.	425	18,097
Genesee & Wyoming Inc. Class A (1)	58	1,503
GulfMark Offshore Inc. (1)	195	5,052
Heartland Express Inc.	938	17,963
Hub Group Inc. Class A(1)	133	8,335
Hunt (J.B.) Transport Services Inc.	1,204	52,699
Kansas City Southern Industries Inc. (1) (2)	595	11,460
Kirby Corp. (1)	201	8,448
Knight Transportation Inc.	801	19,761
Landstar System Inc. (1)	1,250	40,938
Marten Transport Ltd. (1)	11	235
Old Dominion Freight Line Inc. (1)	317	9,875
Pacer International Inc. (1)	347	8,290
Quality Distribution Inc. (1)	48	521
RailAmerica Inc. (1)	266	3,320
Ryder System Inc.	622	25,937
SCS Transportation Inc. (1)	265	4,926
SIRVA Inc. (1)	385	2,737
Swift Transportation Co. Inc. (1) (2)	281	6,221
U.S. Xpress Enterprises Inc. Class A (1)	93	1,521
United Parcel Service Inc. Class B	12,305	895,066
Universal Truckload Services Inc. (1)	117	2,469
Werner Enterprises Inc.	326	6,334

		1,869,073

TRUCKING & LEASING—0.00%
AMERCO	44	2,037

		2,037

WATER—0.00%
Middlesex Water Co.	76	1,379

		1,379

TOTAL COMMON STOCKS (Cost: $124,865,494)		129,130,665

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.11%

COMMERCIAL PAPER (3)—1.71%
Amstel Funding Corp.
2.95%, 08/19/05	$16,501	16,312
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	280,389	280,080
ANZ National Bank Ltd.
2.94%, 08/15/05	19,849	19,629
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	33,744	33,690

Cantabric Finance LLC
2.80%, 04/29/05	21,437	21,390
Chariot Funding LLC
2.70%, 04/06/05	10,719	10,715
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	40,095	40,061
Corporate Asset Funding
2.75%, 05/05/05	27,789	27,717
CRC Funding LLC
2.74%, 04/28/05	19,849	19,808
DEPFA Bank PLC
2.28%, 05/03/05	19,849	19,809
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	134,974	134,329
Fairway Finance LLC
3.15%, 09/15/05	35,314	34,798
Falcon Asset Securitization Corp.
2.75%, 04/14/05	15,879	15,864
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	49,226	49,128
Fortis Funding LLC
2.35%, 05/09/05	55,578	55,440
General Electric Capital Corp.
2.74%, 07/07/05	19,849	19,703
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	112,845	112,629
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	119,095	117,630
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	306,752	306,365
Kitty Hawk Funding Corp.
2.75%, 04/15/05	55,353	55,294
Liberty Street Funding Corp.
2.80%, 04/20/05	19,901	19,872
Moat Funding LLC
2.74%, 05/02/05	27,789	27,723
Mortgage Interest Networking Trust
2.77%, 04/13/05	32,950	32,919
New Center Asset Trust
2.80%, 04/15/05	39,698	39,655
Nordea North America Inc.
2.74%, 07/11/05	19,849	19,697
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	45,282	45,225
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	127,816	127,635
Polonius Inc.
2.82%, 04/28/05	32,950	32,880
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	34,190	34,156
Ranger Funding Co. LLC
2.75%, 04/14/05	59,547	59,488
Santander Central Hispano
2.75%, 07/08/05	49,623	49,252
Scaldis Capital LLC
2.75%, 07/08/05	9,936	9,862
Societe Generale
2.75%, 05/03/05	35,728	35,642
Sydney Capital Corp.
2.75%, 04/12/05	69,301	69,243
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	34,537	34,486
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	34,591	34,556
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	25,888	25,863
Tulip Funding Corp.
2.71%, 04/08/05	32,828	32,811
Variable Funding Capital Corp.
2.80%, 04/20/05	30,568	30,522
Yorktown Capital LLC
2.80%, 04/20/05	62,326	62,234

		2,214,112

FLOATING RATE NOTES (3)—2.44%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	18,261	18,262
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	138,944	138,967
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	25,804	25,798
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	129,019	129,031
BMW US Capital LLC
2.82%, 04/18/06 (4)	39,698	39,698
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	134,974	134,951
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	119,095	119,090
Commodore CDO Ltd.
3.08%, 12/12/05	9,925	9,925
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	119,095	119,079
DEPFA Bank PLC
2.99%, 12/15/05	39,698	39,698
Dorada Finance Inc.
2.66%, 07/29/05 (4)	32,950	32,946
Fairway Finance LLC
2.80%, 06/20/05	19,849	19,849
Fifth Third Bancorp
2.81%, 02/23/06 (4)	79,397	79,397
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	51,608	51,609
General Electric Capital Corp.
2.86%, 03/09/06	17,864	17,887
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	14,495	14,495
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	25,804	25,804
Hartford Life Global Funding Trust
2.80%, 02/15/06	39,698	39,698
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	119,095	119,094
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	178,642	178,646
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	41,683	41,683
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	162,763	162,800
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	79,397	79,397
Marshall & Ilsley Corp.
2.95%, 02/20/06	39,698	39,740
MetLife Funding Inc.
2.74%, 03/06/06 (4)	59,547	59,547
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	99,246	99,240
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	146,884	146,911
Norddeutsche Landesbank
2.63%, 07/27/05	39,698	39,694
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	119,095	119,095
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	140,929	140,929
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	21,834	21,830
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	202,461	202,470
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	122,152	122,148

Wachovia Asset Securitization Inc.
2.84%, 04/25/05	119,095	119,094
Wells Fargo & Co.
2.78%, 03/15/06 (4)	19,849	19,852
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	138,944	138,934
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	200,079	200,067
Winston Funding Ltd.
2.75%, 04/25/05 (4)	28,345	28,345
World Savings Bank
2.71%, 09/09/05	13,894	13,894

		3,149,594

MONEY MARKET FUNDS—0.16%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	158,793	158,793
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	28,521	28,521
BlackRock Temp Cash Money Market Fund (3)	7,403	7,403
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	16,641	16,641

		211,358

REPURCHASE AGREEMENTS (3)—1.75%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $873,432 and effective yields of 2.89% - 2.90%. (6)	$873,362	873,362
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $794,029 and an effective yield of 2.89%. (6)	793,965	793,965
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $595,522 and an effective yield of 2.89%. (6)	595,474	595,474

		2,262,801

TIME DEPOSITS (3)—0.97%
Abbey National Treasury Services PLC
1.39%, 04/08/05	27,789	27,789
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	39,698	39,698
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	55,578	55,578
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	51,608	51,607
First Tennessee Bank
2.77%, 04/15/05	19,849	19,849
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	49,226	49,226
Natexis Banques
2.98%, 08/18/05	39,698	39,698
Norddeutsche Landesbank
2.11%, 06/07/05	39,698	39,697
Rabobank Nederland NV NY
2.84%, 04/01/05	292,102	292,102
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	97,261	97,261
SunTrust Bank
2.68%, 05/03/05	39,698	39,695
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	134,974	134,970
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	71,457	71,456
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	196,506	196,496
Wells Fargo Bank N.A.
2.79%, 04/15/05	39,698	39,699

World Savings Bank
2.75%, 05/03/05	55,578	55,578

		1,250,399
U.S. GOVERNMENT AGENCY NOTES (3)—0.08%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	47,580	47,515
Federal National Mortgage Association
2.33%, 07/22/05	59,547	59,117

		106,632
TOTAL SHORT-TERM INVESTMENTS (Cost: $9,194,896)		9,194,896

TOTAL INVESTMENTS IN SECURITIES — 107.04% (Cost: $134,060,390)		138,325,561
Other Assets, Less Liabilities — (7.04%)		(9,101,831)

NET ASSETS — 100.00%		$129,223,730

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represents an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.84%

ADVERTISING—0.11%
ADVO Inc.	158	$5,917
Catalina Marketing Corp.	799	20,694
Donnelley (R.H.) Corp. (1)	1,220	70,870
FTD Group Inc. (1)	303	3,672
Greenfield Online Inc. (1)	101	1,985
Harte-Hanks Inc.	361	9,949
Interpublic Group of Companies Inc. (1)	7,481	91,867
Lamar Advertising Co. (1)	869	35,012
Omnicom Group Inc.	1,575	139,419
SITEL Corp. (1) (2)	3,584	7,025
ValueVision Media Inc. Class A (1) (2)	286	3,538
West Corp. (1)	200	6,400

		396,348

AEROSPACE & DEFENSE—2.05%
AAR Corp. (1)	1,398	19,013
Alliant Techsystems Inc. (1)	640	45,728
Boeing Co. (The)	5,770	337,313
Curtiss-Wright Corp. (2)	753	42,921
DRS Technologies Inc. (1)	1,115	47,387
Ducommun Inc. (1)	355	7,100
EDO Corp.	312	9,376
Esterline Technologies Corp. (1)	1,207	41,702
GenCorp Inc.	2,561	51,220
General Dynamics Corp.	9,099	974,048
Goodrich (B.F.) Co.	6,446	246,817
HEICO Corp. (2)	983	19,758
Herley Industries Inc. (1) (2)	591	10,112
Kaman Corp. Class A (2)	1,297	16,148
L-3 Communications Holdings Inc.	2,721	193,245
Lockheed Martin Corp.	19,190	1,171,741
Moog Inc. Class A (1) (2)	1,326	59,935
Northrop Grumman Corp.	18,927	1,021,679
Raytheon Co.	23,940	926,478
Sequa Corp. Class A (1)	338	17,525
Triumph Group Inc. (1)	787	30,646
United Defense Industries Inc.	315	23,127
United Technologies Corp.	21,219	2,157,124

		7,470,143

AGRICULTURE—2.58%
Alico Inc. (1)	251	13,228
Altria Group Inc.	109,956	7,190,023
Delta & Pine Land Co.	798	21,546
DIMON Inc.	2,378	14,862
Loews Corp. - Carolina Group	3,111	102,974
Monsanto Co.	13,478	869,331
Reynolds American Inc. (2)	8,157	657,373
Standard Commercial Corp.	190	3,534
Universal Corp. (2)	1,327	60,737
UST Inc.	8,740	451,858

		9,385,466

AIRLINES—0.11%
Alaska Air Group Inc. (1)	1,444	42,511
America West Holdings Corp. Class B (1) (2)	2,009	10,909
AMR Corp. (1) (2)	4,451	47,626

Continental Airlines Inc. Class B (1) (2)	3,677	44,271
Delta Air Lines Inc. (1) (2)	5,422	21,959
ExpressJet Holdings Inc. (1)	603	6,880
FLYi Inc. (1) (2)	15,188	19,289
Frontier Airlines Inc. (1)	888	9,306
Mesa Air Group Inc. (1) (2)	97	679
Northwest Airlines Corp. (1) (2)	4,394	29,396
Republic Airways Holdings Inc. (1)	349	4,362
SkyWest Inc.	2,072	38,518
Southwest Airlines Co.	9,098	129,556

		405,262

APPAREL—0.32%
Cherokee Inc.	65	2,176
Columbia Sportswear Co. (1) (2)	103	5,483
Gymboree Corp. (1)	498	6,245
Hartmarx Corp. (1)	1,203	11,477
Jones Apparel Group Inc. (2)	6,856	229,607
Kellwood Co. (2)	1,482	42,667
Liz Claiborne Inc.	5,957	239,054
OshKosh B’Gosh Inc. Class A	259	7,899
Perry Ellis International Inc. (1)	250	5,610
Phillips-Van Heusen Corp.	1,305	34,765
Polo Ralph Lauren Corp. (2)	1,678	65,106
Reebok International Ltd. (2)	2,478	109,775
Russell Corp. (2)	1,386	25,059
Skechers U.S.A. Inc. Class A (1)	937	14,505
Steven Madden Ltd. (1)	613	10,231
Stride Rite Corp.	2,072	27,558
VF Corp.	4,534	268,141
Warnaco Group Inc. (The) (1)	771	18,535
Wolverine World Wide Inc.	2,680	57,432

		1,181,325

AUTO MANUFACTURERS—0.70%
Ford Motor Co.	95,344	1,080,248
General Motors Corp. (2)	24,747	727,314
Navistar International Corp. (1)	1,612	58,677
Oshkosh Truck Corp.	103	8,445
PACCAR Inc.	8,930	646,443
Wabash National Corp. (2)	754	18,398

		2,539,525

AUTO PARTS & EQUIPMENT—0.46%
Aftermarket Technology Corp. (1)	461	7,606
American Axle & Manufacturing Holdings Inc.	2,215	54,267
ArvinMeritor Inc. (2)	3,671	56,790
Autoliv Inc.	4,597	219,047
Bandag Inc.	330	15,503
BorgWarner Inc.	2,321	112,986
Collins & Aikman Corp. (1) (2)	2,643	3,251
Commercial Vehicle Group Inc. (1)	443	8,860
Cooper Tire & Rubber Co.	3,635	66,739
Dana Corp.	8,196	104,827
Delphi Corp.	25,962	116,310
Exide Technologies Inc. (1) (2)	1,115	14,383
Goodyear Tire & Rubber Co. (The) (1) (2)	8,362	111,633
Hayes Lemmerz International Inc. (1)	1,824	9,485
Johnson Controls Inc.	7,787	434,203
Lear Corp.	3,525	156,369
Modine Manufacturing Co. (2)	1,212	35,548
Standard Motor Products Inc.	672	7,862
Strattec Security Corp. (1)	93	4,983
Superior Industries International Inc. (2)	1,132	29,896
Tenneco Automotive Inc. (1)	2,092	26,066
TRW Automotive Holdings Corp. (1)	1,132	21,995
Visteon Corp.	6,784	38,737

		1,657,346

BANKS—11.18%
ABC Bancorp	627	10,583
Alabama National Bancorp	671	41,528

AMCORE Financial Inc.	1,396	39,437
AmericanWest Bancorporation (1)	607	11,697
AmSouth Bancorp	18,970	492,271
Associated Bancorp (2)	6,830	213,301
Assurant Inc.	3,690	124,353
BancFirst Corp.	173	11,940
Bancorp Inc. (The) (1)	294	4,116
BancorpSouth Inc. (2)	4,247	87,658
BancTrust Financial Group Inc.	524	10,606
Bank of America Corp.	217,424	9,588,398
Bank of Granite Corp.	689	12,740
Bank of Hawaii Corp.	2,920	132,159
Bank of New York Co. Inc. (The)	36,576	1,062,533
Banner Corp. (2)	604	16,290
BB&T Corp. (2)	30,097	1,176,191
BOK Financial Corp. (1)	897	36,490
Boston Private Financial Holdings Inc. (2)	1,344	31,920
Bryn Mawr Bank Corp. (2)	182	3,716
Camden National Corp.	351	12,408
Capital City Bank Group Inc. (2)	426	17,257
Capital Corporation of the West	279	12,968
Capitol Bancorp Ltd.	244	7,381
Cascade Bancorp	90	1,747
Cathay General Bancorp (2)	678	21,357
Central Coast Bancorp (1) (2)	646	10,833
Central Pacific Financial Corp. (2)	1,325	44,586
Century Bancorp Inc. Class A	94	2,695
Chemical Financial Corp. (2)	1,369	44,499
Chittenden Corp. (2)	2,502	65,227
Citizens Banking Corp.	2,443	71,726
City Bank (2)	172	5,562
City Holding Co.	865	25,548
City National Corp.	1,668	116,460
Colonial BancGroup Inc. (The)	7,342	150,658
Columbia Bancorp	167	5,321
Columbia Banking System Inc.	754	17,908
Comerica Inc.	9,333	514,062
Commerce Bancshares Inc. (2)	2,709	130,574
Community Bank System Inc.	1,380	31,616
Community Banks Inc.	582	14,544
Community Trust Bancorp Inc. (2)	656	18,899
Compass Bancshares Inc.	6,656	302,182
Corus Bankshares Inc.	858	40,918
Cullen/Frost Bankers Inc.	2,405	108,586
CVB Financial Corp. (2)	244	4,426
EuroBancshares Inc. (1)	374	6,324
Farmers Capital Bank Corp.	266	8,991
Fifth Third Bancorp	5,207	223,797
Financial Institutions Inc.	517	10,242
First BanCorp (Puerto Rico)	157	6,633
First Bancorp Inc. (North Carolina)	601	13,607
First Busey Corp. Class A	423	8,185
First Charter Corp. (2)	1,750	39,532
First Citizens BancShares Inc. Class A	348	50,940
First Commonwealth Financial Corp. (2)	3,777	51,745
First Community Bancorp (2)	352	15,594
First Community Bancshares Inc. (2)	532	14,933
First Financial Bancorp (2)	1,898	34,639
First Financial Bankshares Inc. (2)	694	30,973
First Financial Corp.	718	21,217
First Horizon National Corp.	6,661	271,702
First Indiana Corp.	619	14,980
First Merchants Corp. (2)	951	24,631
First Midwest Bancorp Inc.	1,436	46,641
First Oak Brook Bancshares Inc. Class A (2)	343	10,046
First of Long Island Corp.	164	6,940
First Republic Bank	1,050	33,989
1st Source Corp.	656	13,992
First State Bancorp	670	11,373
FirstMerit Corp.	4,628	123,845
FNB Corp. (Pennsylvania) (2)	1,274	24,397
FNB Corp. (Virginia)	266	6,857

Fremont General Corp.	1,014	22,298
Frontier Financial Corp. (2)	572	21,679
Fulton Financial Corp. (2)	6,543	142,572
GB&T Bancshares Inc.	409	8,859
Genworth Financial Inc. Class A	6,831	187,989
German American Bancorp	418	6,479
Glacier Bancorp Inc.	483	14,732
Gold Bancorp Inc.	1,015	14,240
Great Southern Bancorp Inc. (2)	268	8,702
Greater Bay Bancorp (2)	2,429	59,292
Hancock Holding Co. (2)	1,554	50,505
Hanmi Financial Corp. (2)	152	2,516
Heartland Financial USA Inc.	421	8,361
Hibernia Corp. Class A	8,322	266,387
Hudson United Bancorp	2,531	89,218
Huntington Bancshares Inc.	12,333	294,759
IBERIABANK Corp. (2)	337	18,960
Independent Bank Corp. (Massachusetts)	366	10,614
Independent Bank Corp. (Michigan) (2)	625	17,981
Integra Bank Corp. (2)	961	21,277
Interchange Financial Services Corp.	765	13,196
International Bancshares Corp.	1,864	64,625
Irwin Financial Corp. (2)	1,088	25,046
KeyCorp	22,189	720,033
K-Fed Bancorp	260	3,284
KNBT Bancorp Inc.	1,670	25,551
Lakeland Bancorp Inc. (2)	934	14,542
Lakeland Financial Corp.	319	12,266
M&T Bank Corp.	4,065	414,874
Macatawa Bank Corp. (2)	439	14,739
Main Street Banks Inc. (2)	450	11,916
MainSource Financial Group Inc. (2)	574	12,616
Marshall & Ilsley Corp.	12,031	502,294
MB Financial Inc.	259	9,920
MBT Financial Corp.	707	13,341
Mellon Financial Corp.	16,040	457,782
Mercantile Bank Corp.	115	4,701
Mercantile Bankshares Corp.	4,239	215,596
Mid-State Bancshares	1,305	34,713
Midwest Banc Holdings Inc. (2)	527	10,493
National City Corp.	32,182	1,078,097
National Penn Bancshares Inc. (2)	1,891	46,462
NBC Capital Corp. (2)	338	8,173
NBT Bancorp Inc.	1,803	40,405
North Fork Bancorp Inc.	18,767	520,597
Northern Trust Corp.	7,466	324,323
Oak Hill Financial Inc.	185	6,227
Old National Bancorp (2)	3,835	77,850
Omega Financial Corp. (2)	616	18,348
Oriental Financial Group Inc.	408	9,555
Origen Financial Inc.	413	2,854
Pacific Capital Bancorp	1,450	43,181
Park National Corp. (2)	491	55,238
PennRock Financial Services Corp.	280	9,778
Peoples Bancorp Inc.	693	18,642
Peoples Holding Co. (2)	517	16,079
Placer Sierra Bancshares	331	7,603
PNC Financial Services Group	15,312	788,262
Popular Inc.	14,327	348,433
Prosperity Bancshares Inc. (2)	950	25,165
Provident Bankshares Corp. (2)	1,687	55,604
Regions Financial Corp.	24,942	808,121
Republic Bancorp Inc. (2)	3,886	52,616
Republic Bancorp Inc. Class A (2)	480	10,673
Riggs National Corp.	778	14,852
Royal Bancshares of Pennsylvania Class A	181	4,111
S&T Bancorp Inc. (2)	1,068	37,807
Sandy Spring Bancorp Inc. (2)	597	19,295
Santander BanCorp (2)	356	9,373
SCBT Financial Corp.	470	14,114
Seacoast Banking Corp. of Florida	330	6,494
Security Bank Corp. (2)	191	7,867

Signature Bank (1)	203	5,382
Silicon Valley Bancshares (1) (2)	326	14,364
Simmons First National Corp. Class A	860	21,345
Sky Financial Group Inc. (2)	5,684	152,445
South Financial Group Inc. (The)	3,876	118,373
Southern Community Financial Corp.	959	9,015
Southside Bancshares Inc.	537	11,191
Southwest Bancorp Inc.	528	9,742
Southwest Bancorp of Texas Inc.	352	6,459
State Bancorp Inc.	256	6,659
State Financial Services Corp. Class A	334	12,341
State Street Corp.	9,405	411,187
Sterling Bancorp	287	6,965
Sterling Bancshares Inc. (2)	2,186	31,041
Sterling Financial Corp. (Pennsylvania)	833	21,675
Sun Bancorp Inc. (New Jersey) (1) (2)	528	12,083
SunTrust Banks Inc. (2)	17,759	1,279,891
Susquehanna Bancshares Inc.	2,398	58,463
SY Bancorp Inc. (2)	230	5,060
Synovus Financial Corp.	5,155	143,618
Taylor Capital Group Inc. (2)	254	8,293
TCF Financial Corp.	933	25,331
TD Banknorth Inc. (1)	4,747	148,296
Texas Capital Bancshares Inc. (1)	262	5,502
Texas Regional Bancshares Inc. Class A	1,102	33,181
Tompkins Trustco Inc.	378	16,084
TriCo Bancshares	674	14,120
Trustmark Corp.	2,589	75,081
U.S. Bancorp	93,737	2,701,500
UMB Financial Corp. (2)	762	43,373
Umpqua Holdings Corp. (2)	2,241	52,327
Union Bankshares Corp.	428	13,705
UnionBanCal Corp.	2,447	149,879
United Bancshares Inc.	2,006	66,479
United Community Banks Inc. (2)	597	14,167
Unizan Financial Corp.	1,227	31,902
USB Holding Co. Inc. (2)	452	10,030
Valley National Bancorp (2)	5,092	131,272
Virginia Financial Group Inc.	371	12,204
W Holding Co. Inc.	2,523	25,407
Wachovia Corp.	86,346	4,395,875
Washington Trust Bancorp Inc.	704	19,346
Wells Fargo & Co.	89,615	5,358,977
WesBanco Inc. (2)	974	26,795
West Coast Bancorp	871	20,730
Westamerica Bancorp	703	36,394
Western Sierra Bancorp (1)	271	9,249
Whitney Holding Corp. (2)	2,116	94,183
Wilmington Trust Corp.	3,640	127,764
Yardville National Bancorp (2)	444	14,483
Zions Bancorporation	4,752	327,983

		40,716,978

BEVERAGES—0.52%
Anheuser-Busch Companies Inc.	4,007	189,892
Boston Beer Co. Inc. Class A (1)	74	1,621
Brown-Forman Corp. Class B	1,492	81,687
Coca-Cola Bottling Co. Consolidated	97	5,074
Coca-Cola Co. (The)	12,293	512,249
Coca-Cola Enterprises Inc.	12,837	263,415
Constellation Brands Inc. (1)	4,295	227,077
Farmer Brothers Co.	255	6,107
Molson Coors Brewing Co. Class B	3,280	253,118
National Beverage Corp. (1)	119	970
Pepsi Bottling Group Inc.	840	23,394
PepsiAmericas Inc.	4,041	91,569
PepsiCo Inc.	4,340	230,150

		1,886,323

BIOTECHNOLOGY—0.16%
Applera Corp. - Celera Genomics Group (1)	3,989	40,887
Barrier Therapeutics Inc. (1)	92	1,425

Biogen Idec Inc. (1)	1,011	34,890
Bio-Rad Laboratories Inc. Class A (1)	569	27,716
Cambrex Corp. (2)	3,156	67,223
Cell Genesys Inc. (1) (2)	2,771	12,553
CuraGen Corp. (1) (2)	1,210	5,034
Cytokinetics Inc. (1)	103	676
Enzon Pharmaceuticals Inc. (1)	935	9,528
Human Genome Sciences Inc. (1) (2)	6,792	62,622
ICOS Corp. (1) (2)	1,396	31,354
Incyte Corp. (1)	1,756	11,993
Invitrogen Corp. (1)	1,469	101,655
Maxygen Inc. (1)	1,042	8,940
Millennium Pharmaceuticals Inc. (1)	7,491	63,074
Momenta Pharmaceuticals Inc. (1)	88	745
Neose Technologies Inc. (1)	60	155
Oscient Pharmaceuticals Corp. (1)	2,730	6,388
Praecis Pharmaceuticals Inc. (1)	2,611	2,742
Protein Design Labs Inc. (1) (2)	4,277	68,389
Seattle Genetics Inc. (1)	1,369	7,037
Serologicals Corp. (1)	334	8,163
Transkaryotic Therapies Inc. (1)	59	1,473
Vertex Pharmaceuticals Inc. (1)	1,813	16,970

		591,632

BUILDING MATERIALS—0.53%
Aaon Inc. (1)	148	2,436
Apogee Enterprises Inc.	1,480	21,134
Comfort Systems USA Inc. (1)	1,956	15,159
Eagle Materials Inc. (2)	734	59,410
ElkCorp	101	3,884
Florida Rock Industries Inc.	919	54,056
Genlyte Group Inc. (The) (1) (2)	616	55,422
Interline Brands Inc. (1)	452	8,638
Lafarge North America Inc.	1,284	75,050
Lennox International Inc.	1,953	42,810
LSI Industries Inc.	1,374	15,430
Martin Marietta Materials Inc.	2,650	148,188
Masco Corp.	23,781	824,487
NCI Building Systems Inc. (1)	434	16,752
Texas Industries Inc.	1,121	60,254
U.S. Concrete Inc. (1)	1,638	10,270
Universal Forest Products Inc.	795	30,886
USG Corp. (1) (2)	1,757	58,262
Vulcan Materials Co.	5,592	317,793
York International Corp. (2)	2,333	91,407

		1,911,728

CHEMICALS—2.95%
Air Products & Chemicals Inc.	10,742	679,861
Airgas Inc.	2,699	64,479
Albemarle Corp.	1,933	70,284
Arch Chemicals Inc.	1,265	36,015
Ashland Inc.	3,858	260,299
Cabot Corp.	3,474	116,136
Celanese Corp. Class A (1)	2,222	39,974
Crompton Corp.	6,347	92,666
Cytec Industries Inc. (2)	2,174	117,939
Dow Chemical Co. (The)	47,542	2,369,969
Du Pont (E.I.) de Nemours and Co.	53,419	2,737,190
Eastman Chemical Co.	3,831	226,029
Engelhard Corp.	6,661	200,030
Ferro Corp.	2,155	40,557
FMC Corp. (1)	1,988	106,259
Fuller (H.B.) Co.	1,646	47,734
Georgia Gulf Corp.	710	32,646
Grace (W.R.) & Co. (1) (2)	3,600	30,672
Great Lakes Chemical Corp.	2,703	86,820
Hercules Inc. (1)	3,033	43,948
Huntsman Corp. (1)	2,675	62,381
International Flavors & Fragrances Inc.	777	30,691
Lubrizol Corp.	3,589	145,871
Lyondell Chemical Co.	10,483	292,685

Minerals Technologies Inc.	1,092	71,832
NewMarket Corp. (1)	879	16,349
NL Industries Inc. (1)	259	5,983
Octel Corp.	794	14,713
Olin Corp.	2,311	51,535
OM Group Inc. (1)	1,477	44,930
OMNOVA Solutions Inc. (1)	753	4,044
PolyOne Corp. (1)	4,714	41,860
PPG Industries Inc.	9,330	667,282
Praxair Inc.	11,929	570,922
Quaker Chemical Corp.	442	9,079
Rohm & Haas Co.	8,611	413,328
RPM International Inc.	6,377	116,572
Schulman (A.) Inc.	1,748	30,450
Sensient Technologies Corp.	2,673	57,630
Sherwin-Williams Co. (The)	5,952	261,828
Sigma-Aldrich Corp.	2,908	178,115
Spartech Corp. (2)	1,497	29,715
Stepan Co. (2)	346	8,134
Terra Industries Inc. (1) (2)	2,419	18,771
UAP Holding Corp. (1)	999	16,084
Valhi Inc. (2)	587	11,535
Valspar Corp. (The)	2,778	129,288
Wellman Inc.	1,824	26,375
Westlake Chemical Corp.	331	10,708

		10,738,197

COAL—0.18%
Alpha Natural Resources Inc. (1)	813	23,309
Arch Coal Inc.	1,963	84,429
CONSOL Energy Inc.	1,641	77,160
Foundation Coal Holdings Inc.	651	15,305
Massey Energy Co. (2)	4,158	166,486
Peabody Energy Corp.	6,240	289,286

		655,975

COMMERCIAL SERVICES—0.99%
ABM Industries Inc.	2,095	40,287
ADESA Inc.	5,218	121,892
Advance America Cash Advance Centers Inc.	2,644	40,929
Albany Molecular Research Inc. (1)	1,306	13,426
Alderwoods Group Inc. (1)	2,212	27,517
Banta Corp.	265	11,342
BearingPoint Inc. (1) (2)	7,293	63,960
Bowne & Co. Inc.	952	14,318
CDI Corp. (2)	111	2,456
Cendant Corp.	42,451	871,944
Central Parking Corp.	866	14,878
Century Business Services Inc. (1)	3,461	14,190
Chemed Corp.	523	39,999
Clark Inc.	693	10,728
Consolidated Graphics Inc. (1)	196	10,310
Convergys Corp. (1)	8,035	119,963
Cornell Companies Inc. (1) (2)	697	8,782
Corrections Corp. of America (1)	710	27,406
Cross Country Healthcare Inc. (1) (2)	1,274	21,352
Deluxe Corp.	2,727	108,698
Dollar Financial Corp. (1)	299	3,552
Dollar Thrifty Automotive Group Inc. (1)	1,393	45,663
Donnelley (R.R.) & Sons Co.	11,808	373,369
Electro Rent Corp. (1)	776	10,414
Equifax Inc.	2,439	74,853
Exponent Inc. (1)	325	7,764
First Advantage Corp. Class A (1)	13	273
Forrester Research Inc. (1)	200	2,816
FTI Consulting Inc. (1) (2)	1,988	41,032
Geo Group Inc. (The) (1)	541	15,462
Healthcare Services Group Inc. (2)	168	4,074
Hooper Holmes Inc. (2)	2,547	9,730
Hudson Highland Group Inc. (1) (2)	107	1,829
Huron Consulting Group Inc. (1)	119	2,464
Insurance Auto Auctions Inc. (1)	610	16,988

Integrated Electrical Services Inc. (1) (2)	1,090	3,008
Interactive Data Corp. (1)	1,899	39,404
Jackson Hewitt Tax Service Inc.	839	17,552
Kelly Services Inc. Class A (2)	783	22,543
Landauer Inc.	180	8,557
Laureate Education Inc. (1)	374	16,003
Magellan Health Services Inc. (1)	1,173	39,941
Manpower Inc.	2,580	112,282
MAXIMUS Inc.	1,115	37,341
McKesson Corp.	10,416	393,204
Medical Staffing Network Holdings Inc. (1)	608	4,019
Midas Inc. (1) (2)	176	4,018
MoneyGram International Inc.	2,605	49,208
Monro Muffler Brake Inc. (1)	14	361
MPS Group Inc. (1)	4,154	43,659
NCO Group Inc. (1) (2)	1,370	26,783
PAREXEL International Corp. (1)	239	5,616
PHH Corp. (1)	2,124	46,452
PRA International (1)	63	1,697
PRG-Schultz International Inc. (1)	2,074	10,391
Princeton Review Inc. (The) (1)	427	2,353
ProxyMed Inc. (1)	282	2,451
QC Holdings Inc. (1)	99	1,488
Quanta Services Inc. (1)	1,457	11,117
Rent-A-Center Inc. (1)	1,051	28,703
Rent-Way Inc. (1) (2)	241	1,976
Service Corp. International (1)	18,527	138,582
ServiceMaster Co. (The)	6,622	89,397
SOURCECORP Inc. (1) (2)	772	15,548
Spherion Corp. (1)	3,391	25,399
Stewart Enterprises Inc. Class A (1)	5,513	33,905
TeleTech Holdings Inc. (1) (2)	691	8,928
United Rentals Inc. (1) (2)	2,383	48,160
Valassis Communications Inc. (1)	1,228	42,931
Vertrue Inc. (1) (2)	320	11,341
Viad Corp.	657	17,673
Volt Information Sciences Inc. (1)	434	10,481
Watson Wyatt & Co. Holdings (2)	582	15,830
Wright Express Corp. (1)	589	10,072

		3,593,034

COMPUTERS—3.02%
ActivCard Corp. (1)	2,766	17,564
Advanced Digital Information Corp. (1)	1,703	13,965
Affiliated Computer Services Inc. Class A (1)	2,067	110,047
Agilysys Inc.	1,371	26,954
Apple Computer Inc. (1)	20,898	870,820
BISYS Group Inc. (The) (1)	6,628	103,927
Brocade Communications Systems Inc. (1) (2)	2,703	16,002
Cadence Design Systems Inc. (1)	6,599	98,655
Catapult Communications Corp. (1)	240	5,124
Ceridian Corp. (1)	2,744	46,785
CIBER Inc. (1) (2)	1,291	9,386
Computer Sciences Corp. (1)	10,105	463,314
Diebold Inc. (2)	3,789	207,827
Digimarc Corp. (1)	666	4,096
Electronic Data Systems Corp.	27,696	572,476
Electronics For Imaging Inc. (1)	983	17,537
EMC Corp. (1)	26,316	324,213
Equinix Inc. (1)	36	1,524
Gateway Inc. (1)	8,895	35,847
Hewlett-Packard Co.	163,639	3,590,240
Hutchinson Technology Inc. (1) (2)	1,439	50,048
iGATE Corp. (1)	144	537
Imation Corp. (2)	1,862	64,704
InFocus Corp. (1)	2,087	11,979
Intergraph Corp. (1)	435	12,532
Internap Network Services Corp. (1)	17,281	10,196
International Business Machines Corp.	29,774	2,720,748
Iomega Corp. (1)	522	2,239
Kanbay International Inc. (1)	166	3,396
Komag Inc. (1)	1,219	27,245

Maxtor Corp. (1)	7,196	38,283
McDATA Corp. Class A (1) (2)	6,438	24,271
MTS Systems Corp.	1,044	30,307
NCR Corp. (1)	1,882	63,499
Ness Technologies Inc. (1)	159	1,905
NetScout Systems Inc. (1)	105	467
Overland Storage Inc. (1)	84	1,233
PalmOne Inc. (1) (2)	2,299	58,349
PEC Solutions Inc. (1)	841	10,580
Perot Systems Corp. Class A (1)	3,087	41,489
Quantum Corp. (1) (2)	4,725	13,750
RadiSys Corp. (1) (2)	238	3,370
Reynolds & Reynolds Co. (The) Class A	364	9,850
SanDisk Corp. (1)	1,473	40,949
Silicon Graphics Inc. (1) (2)	14,467	17,216
SimpleTech Inc. (1)	343	1,351
Storage Technology Corp. (1)	4,637	142,820
Sun Microsystems Inc. (1)	180,822	730,521
SunGard Data Systems Inc. (1)	1,843	63,583
Sykes Enterprises Inc. (1)	958	6,581
TALX Corp.	1,026	18,632
Tier Technologies Inc. Class B (1) (2)	867	6,390
Unisys Corp. (1)	17,306	122,180
Western Digital Corp. (1)	8,250	105,187

		10,992,690

COSMETICS & PERSONAL CARE—0.59%
Alberto-Culver Co.	78	3,733
Chattem Inc. (1) (2)	232	10,317
Colgate-Palmolive Co.	4,890	255,111
Gillette Co. (The)	3,514	177,387
Kimberly-Clark Corp.	15,740	1,034,590
Procter & Gamble Co.	12,226	647,978
Revlon Inc. Class A (1) (2)	6,888	19,837

		2,148,953

DISTRIBUTION & WHOLESALE—0.33%
Advanced Marketing Services Inc. (1) (2)	780	4,680
Aviall Inc. (1)	1,210	33,880
Beacon Roofing Supply Inc. (1)	502	10,986
BlueLinx Holdings Inc.	342	4,620
Brightpoint Inc. (1)	1,028	19,254
Building Materials Holdings Corp.	695	30,914
Genuine Parts Co.	9,260	402,717
Grainger (W.W.) Inc.	3,858	240,238
Handleman Co.	1,393	26,411
Hughes Supply Inc.	1,921	57,150
Ingram Micro Inc. Class A (1)	5,641	94,035
LKQ Corp. (1)	586	11,761
Owens & Minor Inc.	1,135	30,815
Tech Data Corp. (1) (2)	3,099	114,849
United Stationers Inc. (1)	1,697	76,789
Watsco Inc. (2)	933	39,279

		1,198,378

DIVERSIFIED FINANCIAL SERVICES—9.72%
Advanta Corp. Class B	1,052	24,196
AmeriCredit Corp. (1)	8,632	202,334
Archipelago Holdings Inc. (1)	358	6,337
Asta Funding Inc.	172	3,641
Bear Stearns Companies Inc. (The)	5,941	593,506
BKF Capital Group Inc.	117	4,681
Calamos Asset Management Inc. Class A	589	15,856
Capital One Financial Corp.	3,604	269,471
Capital Southwest Corp.	96	7,594
Capital Trust Inc. Class A	660	21,899
CharterMac	2,418	51,987
CIT Group Inc.	11,408	433,504
Citigroup Inc.	276,603	12,430,539
Cohen & Steers Inc.	435	7,177
Collegiate Funding Services LLC (1)	519	8,086
CompuCredit Corp. (1)	949	25,262

Countrywide Financial Corp.	30,319	984,155
Credit Acceptance Corp. (1)	495	9,791
E*TRADE Financial Corp. (1)	8,614	103,368
Edwards (A.G.) Inc.	4,392	196,762
Federal Agricultural Mortgage Corp.	266	4,652
Federal Home Loan Mortgage Corp.	34,069	2,153,161
Federated Investors Inc. Class B	449	12,711
Financial Federal Corp. (2)	939	33,212
Franklin Resources Inc.	7,411	508,765
Friedman, Billings, Ramsey Group Inc. Class A (2)	3,119	49,499
Gabelli Asset Management Inc. Class A	186	8,305
GFI Group Inc. (1)	287	7,700
Goldman Sachs Group Inc.	16,593	1,825,064
Greenhill & Co. Inc.	204	7,303
IndyMac Bancorp Inc.	1,653	56,202
Instinet Group Inc. (1)	6,908	40,619
Investment Technology Group Inc. (1)	2,428	42,490
Janus Capital Group Inc. (2)	13,104	182,801
Jefferies Group Inc.	2,787	105,014
JP Morgan Chase & Co.	191,409	6,622,751
Knight Trading Group Inc. (1) (2)	6,007	57,907
LaBranche & Co. Inc. (1)	3,253	30,253
Lehman Brothers Holdings Inc.	14,502	1,365,508
MarketAxess Holdings Inc. (1)	251	2,804
Marlin Business Services Corp. (1)	83	1,692
MBNA Corp.	16,333	400,975
Merrill Lynch & Co. Inc.	51,351	2,906,467
Metris Companies Inc. (1)	1,823	21,129
Morgan Stanley	52,039	2,979,233
Nuveen Investments Inc. Class A	335	11,497
optionsXpress Holdings Inc. (1)	1,006	16,287
Piper Jaffray Companies Inc. (1)	916	33,516
Providian Financial Corp. (1)	11,545	198,112
Raymond James Financial Inc.	3,390	102,717
Sanders Morris Harris Group Inc. (2)	622	11,246
Schwab (Charles) Corp. (The)	6,476	68,063
Stifel Financial Corp. (1)	368	8,022
Student Loan Corp.	224	46,818
SWS Group Inc.	774	12,407
Westcorp Inc.	712	30,082
WFS Financial Inc.	183	7,896

		35,373,026

ELECTRIC—5.61%
Allegheny Energy Inc. (1) (2)	6,042	124,828
ALLETE Inc.	1,564	65,453
Alliant Energy Corp.	6,131	164,188
Ameren Corp.	10,518	515,487
American Electric Power Co. Inc. (2)	21,511	732,665
Aquila Inc. (1)	13,006	49,813
Avista Corp.	2,726	47,705
Black Hills Corp. (2)	1,818	60,121
Calpine Corp. (1) (2)	23,265	65,142
CenterPoint Energy Inc. (2)	14,949	179,836
Central Vermont Public Service Corp.	617	13,870
CH Energy Group Inc. (2)	857	39,165
Cinergy Corp.	9,801	397,137
Cleco Corp.	2,780	59,214
CMS Energy Corp. (1)	10,272	133,947
Consolidated Edison Inc.	12,986	547,749
Constellation Energy Group Inc.	9,173	474,244
Dominion Resources Inc.	17,338	1,290,467
DPL Inc.	6,945	173,625
DTE Energy Co. (2)	9,388	426,966
Duke Energy Corp.	49,638	1,390,360
Duquesne Light Holdings Inc. (2)	3,629	65,032
Edison International	16,228	563,436
El Paso Electric Co. (1)	2,788	52,972
Empire District Electric Co. (The) (2)	1,293	30,075
Energy East Corp.	8,024	210,389
Entergy Corp.	11,488	811,742
Exelon Corp.	35,525	1,630,242

FirstEnergy Corp.	17,937	752,457
FPL Group Inc. (2)	20,003	803,120
Great Plains Energy Inc. (2)	4,072	124,522
Hawaiian Electric Industries Inc. (2)	4,416	112,696
IDACORP Inc. (2)	2,177	61,761
MDU Resources Group Inc. (2)	6,464	178,536
MGE Energy Inc.	1,032	34,211
NiSource Inc.	14,171	322,957
Northeast Utilities	7,028	135,430
NRG Energy Inc. (1) (2)	3,141	107,265
NSTAR	2,910	158,013
OGE Energy Corp. (2)	4,818	129,845
Ormat Technologies Inc.	326	5,105
Otter Tail Corp.	1,483	37,134
Pepco Holdings Inc.	10,180	213,678
PG&E Corp.	21,677	739,186
Pinnacle West Capital Corp.	4,605	195,759
PNM Resources Inc.	3,173	84,656
PPL Corp. (2)	10,116	546,163
Progress Energy Inc. (2)	13,417	562,843
Public Service Enterprise Group Inc. (2)	12,862	699,564
Puget Energy Inc.	5,441	119,920
Reliant Energy Inc. (1)	15,903	180,976
SCANA Corp.	6,073	232,110
Sierra Pacific Resources Corp. (1) (2)	6,460	69,445
Southern Co. (The)	40,011	1,273,550
TECO Energy Inc. (2)	10,820	169,658
TXU Corp. (2)	14,962	1,191,424
UIL Holdings Corp. (2)	330	16,714
UniSource Energy Corp.	1,861	57,635
Westar Energy Inc.	4,663	100,907
Wisconsin Energy Corp.	6,033	214,171
WPS Resources Corp. (2)	2,036	107,745
Xcel Energy Inc.	21,496	369,301

		20,424,327

ELECTRICAL COMPONENTS & EQUIPMENT—0.50%
American Power Conversion Corp.	4,366	113,996
AMETEK Inc.	1,101	44,315
Artesyn Technologies Inc. (1) (2)	800	6,968
Belden CDT Inc. (2)	2,034	45,175
C&D Technologies Inc.	1,372	13,789
Capstone Turbine Corp. (1)	1,956	3,032
Color Kinetics Inc. (1)	199	2,006
Emerson Electric Co.	18,185	1,180,752
Energizer Holdings Inc. (1)	2,215	132,457
EnerSys (1)	541	7,087
General Cable Corp. (1) (2)	2,001	24,152
GrafTech International Ltd. (1)	4,419	25,144
Hubbell Inc. Class B	2,779	142,007
Littelfuse Inc. (1)	75	2,149
Magnetek Inc. (1)	1,693	9,024
Molex Inc.	1,236	32,581
Powell Industries Inc. (1)	258	4,778
Power-One Inc. (1)	1,448	7,037
Rayovac Corp. (1)	114	4,742
Valence Technology Inc. (1) (2)	2,479	7,611
Wilson Greatbatch Technologies Inc. (1)	190	3,466

		1,812,268

ELECTRONICS—0.54%
Agilent Technologies Inc. (1)	2,331	51,748
Analogic Corp. (2)	157	6,790
Applera Corp. - Applied Biosystems Group	11,049	218,107
Arrow Electronics Inc. (1)	6,307	159,882
Avnet Inc. (1)	6,422	118,293
AVX Corp. (2)	1,822	22,319
Benchmark Electronics Inc. (1) (2)	1,101	35,045
Brady Corp. Class A	1,008	32,609
Checkpoint Systems Inc. (1)	1,863	31,447
Cogent Inc. (1)	348	8,763
Coherent Inc. (1) (2)	1,021	34,469

CTS Corp.	943	12,259
Cubic Corp. (2)	847	16,042
DDi Corp. (1) (2)	1,094	3,063
Dolby Laboratories Inc. Class A (1)	117	2,749
Electro Scientific Industries Inc. (1)	1,549	30,035
FEI Co. (1) (2)	319	7,385
FSI International Inc. (1)	264	1,117
KEMET Corp. (1) (2)	4,986	38,641
Merix Corp. (1)	843	9,450
Methode Electronics Inc.	1,908	23,106
Mettler Toledo International Inc. (1)	653	31,017
Molecular Devices Corp. (1)	174	3,306
Multi-Fineline Electronix Inc. (1)	189	3,336
OSI Systems Inc. (1) (2)	247	4,325
Park Electrochemical Corp.	1,068	21,638
Parker Hannifin Corp.	6,442	392,447
Paxar Corp. (1)	1,481	31,605
PerkinElmer Inc.	3,195	65,913
Planar Systems Inc. (1) (2)	608	5,484
Plexus Corp. (1) (2)	1,606	18,485
Rofin-Sinar Technologies Inc. (1)	698	22,434
Sanmina-SCI Corp. (1)	14,089	73,545
SBS Technologies Inc. (1)	614	6,846
Stoneridge Inc. (1)	1,043	12,735
Sypris Solutions Inc.	336	3,602
Technitrol Inc. (1)	2,036	30,377
Tektronix Inc.	717	17,588
Thermo Electron Corp. (1)	3,969	100,376
Thomas & Betts Corp. (1)	3,211	103,715
Vishay Intertechnology Inc. (1)	6,452	80,198
Watts Water Technologies Inc. Class A	1,187	38,708
Woodhead Industries Inc.	430	5,848
Woodward Governor Co.	539	38,646
Zygo Corp. (1)	267	3,460

		1,978,953

ENERGY - ALTERNATE SOURCES—0.00%
KFx Inc. (1) (2)	693	9,286

		9,286

ENERGY & RELATED—0.00%
Edge Petroleum Corp. (1)	265	4,388
Syntroleum Corp. (1) (2)	625	7,650

		12,038

ENGINEERING & CONSTRUCTION—0.13%
Dycom Industries Inc. (1)	628	14,438
EMCOR Group Inc. (1) (2)	889	41,623
Fluor Corp. (2)	2,773	153,707
Granite Construction Inc.	1,731	45,473
Infrasource Services Inc. (1)	586	7,032
Insituform Technologies Inc. Class A (1) (2)	944	13,697
Jacobs Engineering Group Inc. (1)	492	25,545
Perini Corp. (1)	198	2,730
Shaw Group Inc. (The) (1) (2)	3,617	78,851
URS Corp. (1)	1,713	49,249
Washington Group International Inc. (1) (2)	859	38,646

		470,991

ENTERTAINMENT—0.10%
Argosy Gaming Co. (1)	415	19,057
Carmike Cinemas Inc.	346	12,899
Churchill Downs Inc.	506	20,033
Dover Downs Gaming & Entertainment Inc.	261	3,249
Dover Motorsports Inc. (2)	787	3,974
DreamWorks Animation SKG Inc. Class A (1)	949	38,634
Empire Resorts Inc. (1) (2)	357	2,581
Gaylord Entertainment Co. (1) (2)	1,083	43,753
Great Wolf Resorts Inc. (1)	608	15,170
International Speedway Corp. Class A	149	8,083
Isle of Capri Casinos Inc. (1)	268	7,113
Magna Entertainment Corp. Class A (1) (2)	2,465	15,135

Metro-Goldwyn-Mayer Inc.	2,270	27,126
Nevada Gold & Casinos Inc. (1)	398	5,094
Pinnacle Entertainment Inc. (1)	1,916	31,997
Regal Entertainment Group Class A (2)	1,835	38,590
Six Flags Inc. (1)	4,989	20,555
Speedway Motorsports Inc.	350	12,495
Steinway Musical Instruments Inc. (1)	343	10,276
Sunterra Corp. (1) (2)	1,087	16,392
Vail Resorts Inc. (1)	1,049	26,487

		378,693

ENVIRONMENTAL CONTROL—0.18%
Aleris International Inc. (1)	755	18,837
Allied Waste Industries Inc. (1)	8,786	64,226
Calgon Carbon Corp. (2)	1,907	16,286
Layne Christensen Co. (1)	455	7,858
Metal Management Inc.	986	25,320
Nalco Holding Co. (1)	2,008	37,811
Republic Services Inc.	8,442	282,638
Tetra Tech Inc. (1) (2)	707	8,922
TRC Companies Inc. (1)	247	3,631
Waste Management Inc.	6,680	192,718

		658,247

FOOD—2.09%
Albertson’s Inc. (2)	19,807	409,015
American Italian Pasta Co. Class A (2)	766	20,988
Archer-Daniels-Midland Co.	31,622	777,269
Arden Group Inc. Class A	69	4,898
Cal-Maine Foods Inc. (2)	596	4,685
Campbell Soup Co.	6,317	183,319
Chiquita Brands International Inc.	2,390	64,004
ConAgra Foods Inc.	28,575	772,096
Corn Products International Inc.	3,989	103,674
Dean Foods Co. (1)	8,143	279,305
Del Monte Foods Co. (1)	10,059	109,140
Flowers Foods Inc.	1,842	51,963
General Mills Inc. (2)	15,756	774,407
Gold Kist Inc. (1)	501	7,966
Great Atlantic & Pacific Tea Co. (1) (2)	761	11,339
Hain Celestial Group Inc. (1) (2)	1,384	25,798
Heinz (H.J.) Co.	9,357	344,712
Hershey Foods Corp.	1,313	79,384
Hormel Foods Corp.	4,056	126,182
Ingles Markets Inc. Class A	521	6,940
J&J Snack Foods Corp.	358	16,765
Kellogg Co.	5,389	233,182
Kraft Foods Inc. (2)	14,389	475,556
Kroger Co. (1)	40,091	642,659
Lance Inc.	1,389	22,321
M&F Worldwide Corp. (1)	678	9,045
McCormick & Co. Inc. NVS	1,748	60,184
MGP Ingredients Inc.	75	625
Nash Finch Co.	670	25,453
Pathmark Stores Inc. (1)	1,105	6,973
Performance Food Group Co. (1)	1,122	31,057
Pilgrim’s Pride Corp.	708	25,290
Ralcorp Holdings Inc. (2)	935	44,272
Ruddick Corp.	1,815	42,017
Safeway Inc. (1)	24,036	445,387
Sanderson Farms Inc.	327	14,130
Sanfilippo (John B.) & Son Inc. (1)	335	8,234
Sara Lee Corp.	21,882	484,905
Seaboard Corp.	19	20,387
Smithfield Foods Inc. (1)	4,654	146,834
Smucker (J.M.) Co. (The) (2)	3,124	157,137
SUPERVALU Inc.	7,410	247,123
Tootsie Roll Industries Inc. (2)	1,324	39,727
Tyson Foods Inc. Class A	11,964	199,560
Weis Markets Inc.	535	19,725
Wrigley (William Jr.) Co.	481	31,539

		7,607,171

FOREST PRODUCTS & PAPER—0.95%
Bowater Inc.	3,061	115,308
Buckeye Technologies Inc. (1)	1,494	16,135
Caraustar Industries Inc. (1)	1,484	19,144
Deltic Timber Corp.	439	17,165
Georgia-Pacific Corp.	13,739	487,597
Glatfelter Co.	1,411	20,812
International Paper Co.	26,344	969,196
Longview Fibre Co.	2,899	54,385
Louisiana-Pacific Corp.	6,035	151,720
MeadWestvaco Corp.	10,847	345,152
Neenah Paper Inc.	470	15,801
Pope & Talbot Inc.	870	15,295
Potlatch Corp. (2)	1,125	52,954
Rock-Tenn Co. Class A	1,392	18,514
Schweitzer-Mauduit International Inc. (2)	776	26,035
Temple-Inland Inc.	3,031	219,899
Wausau-Mosinee Paper Corp. (2)	2,137	30,217
Weyerhaeuser Co.	13,001	890,568

		3,465,897

GAS—0.62%
AGL Resources Inc.	4,063	141,921
Atmos Energy Corp.	4,030	108,810
Cascade Natural Gas Corp.	504	10,060
Energen Corp.	1,890	125,874
EnergySouth Inc.	410	11,740
KeySpan Corp.	8,599	335,103
Laclede Group Inc. (The)	1,051	30,689
New Jersey Resources Corp.	1,496	65,121
Nicor Inc. (2)	2,436	90,351
Northwest Natural Gas Co. (2)	1,473	53,278
ONEOK Inc. (2)	5,614	173,023
Peoples Energy Corp.	2,059	86,313
Piedmont Natural Gas Co. (2)	4,156	95,754
Sempra Energy	11,192	445,889
South Jersey Industries Inc.	481	27,128
Southern Union Co. (1)	4,672	117,314
Southwest Gas Corp.	1,886	45,566
UGI Corp.	2,059	93,520
Vectren Corp. (2)	4,181	111,382
WGL Holdings Inc. (2)	2,684	83,097

		2,251,933

HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.	543	42,892
Kennametal Inc.	1,946	92,416
Milacron Inc. (1) (2)	1,396	4,258
Regal-Beloit Corp. (2)	1,139	32,792
Snap-On Inc.	3,203	101,823
Stanley Works (The)	3,813	172,615

		446,796

HEALTH CARE—0.01%
Flanders Corp. (1)	435	4,907
LeCroy Corp. (1)	603	10,329
MedCath Corp. (1) (2)	498	14,591
Microtek Medical Holdings Inc. (1) (2)	2,461	8,810
Res-Care Inc. (1)	1,043	13,048

		51,685

HEALTH CARE - PRODUCTS—0.19%
Adeza Biomedical Corp. (1)	34	414
Animas Corp. (1)	79	1,597
Bausch & Lomb Inc.	951	69,708
Baxter International Inc.	3,006	102,144
Bioveris Corp. (1)	148	781
Cardiac Science Inc. (1) (2)	3,006	3,457
CONMED Corp. (1)	1,603	48,282
Dade Behring Holdings Inc. (1)	317	18,681
Datascope Corp.	689	21,070

DJ Orthopedics Inc. (1)	72	1,804
E-Z-Em Inc.	322	3,838
FoxHollow Technologies Inc. (1)	37	1,043
Haemonetics Corp. (1)	511	21,544
Hanger Orthopedic Group Inc. (1) (2)	780	4,641
Henry Schein Inc. (1)	518	18,565
Hillenbrand Industries Inc.	2,324	128,912
Hologic Inc. (1) (2)	823	26,233
Immunicon Corp. (1)	87	512
IntraLase Corp. (1)	73	1,222
Intuitive Surgical Inc. (1)	193	8,776
Invacare Corp. (2)	1,225	54,672
Inverness Medical Innovations Inc. (1) (2)	245	5,757
Mentor Corp.	246	7,897
Occulogix Inc. (1)	76	640
Quidel Corp. (1)	287	1,122
Stereotaxis Inc. (1)	96	744
Steris Corp. (1)	525	13,256
Sybron Dental Specialties Inc. (1)	629	22,581
Symmetry Medical Inc. (1)	71	1,350
TECHNE Corp. (1)	364	14,626
Viasys Healthcare Inc. (1)	1,735	33,104
Vital Sign Inc.	350	13,961
VNUS Medical Technologies Inc. (1)	34	394
West Pharmaceutical Services Inc.	680	16,252
Zoll Medical Corp. (1)	174	3,920

		673,500

HEALTH CARE - SERVICES—1.07%
Aetna Inc.	10,830	811,709
Alliance Imaging Inc. (1)	530	5,062
AMERIGROUP Corp. (1)	581	21,241
Beverly Enterprises Inc. (1)	932	11,538
Community Health Systems Inc. (1)	1,646	57,462
Genesis HealthCare Corp. (1) (2)	1,067	45,764
Gentiva Health Services Inc. (1)	73	1,181
HCA Inc. (2)	13,923	745,855
Health Management Associates Inc. Class A	1,345	35,212
Health Net Inc. (1)	6,191	202,508
Humana Inc. (1)	8,857	282,893
Kindred Healthcare Inc. (1) (2)	1,433	50,298
Laboratory Corp. of America Holdings (1)	413	19,907
Manor Care Inc.	955	34,724
Matria Healthcare Inc. (1) (2)	109	3,347
Molina Healthcare Inc. (1)	105	4,839
National Healthcare Corp.	146	4,995
OCA Inc. (1) (2)	1,876	7,973
Option Care Inc.	105	2,162
PacifiCare Health Systems Inc. (1)	3,642	207,303
Pediatrix Medical Group Inc. (1)	89	6,105
Province Healthcare Co. (1)	2,474	59,599
Radiation Therapy Services Inc. (1)	260	4,935
RehabCare Group Inc. (1) (2)	705	20,241
Specialty Laboratories Inc. (1)	89	850
Sunrise Senior Living Inc. (1)	777	37,762
Tenet Healthcare Corp. (1) (2)	25,484	293,831
Triad Hospitals Inc. (1) (2)	2,045	102,455
Universal Health Services Inc. Class B	1,264	66,234
Wellcare Health Plans Inc. (1)	275	8,377
WellChoice Inc. (1)	610	32,519
WellPoint Inc. (1)	5,552	695,943

		3,884,824

HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	4,240	145,644
Resource America Inc. Class A	512	17,943
Terremark Worldwide Inc. (1)	3,633	2,361
Walter Industries Inc. (2)	1,274	54,209

		220,157

HOME BUILDERS—0.50%
Beazer Homes USA Inc. (2)	2,256	112,484

Brookfield Homes Corp.	240	10,130
Centex Corp.	3,499	200,388
Coachmen Industries Inc. (2)	858	11,669
Comstock Homebuilding Companies Inc. Class A (1)	125	2,661
D.R. Horton Inc.	7,705	225,294
Dominion Homes Inc. (1)	250	4,233
Hovnanian Enterprises Inc. Class A (1) (2)	437	22,287
KB Home	1,778	208,844
Lennar Corp. Class A	4,195	237,773
M.D.C. Holdings Inc.	663	46,178
M/I Homes Inc. (2)	584	28,575
Meritage Homes Corp. (1)	156	9,192
Orleans Homebuilders Inc. (2)	171	3,145
Palm Harbor Homes Inc. (1) (2)	268	4,358
Pulte Homes Inc.	3,353	246,881
Ryland Group Inc.	2,238	138,801
Skyline Corp. (2)	353	13,587
Standard-Pacific Corp.	1,777	128,282
Technical Olympic USA Inc.	439	13,258
Toll Brothers Inc. (1)	1,325	104,476
WCI Communities Inc. (1)	1,732	52,099

		1,824,595

HOME FURNISHINGS—0.18%
American Woodmark Corp.	455	16,507
Applica Inc. (1)	1,048	5,303
Bassett Furniture Industries Inc. (2)	610	12,017
Ethan Allen Interiors Inc. (2)	1,025	32,800
Furniture Brands International Inc. (2)	2,245	48,963
Hooker Furniture Corp.	96	1,813
Kimball International Inc. Class B	1,127	16,342
La-Z-Boy Inc. (2)	2,961	41,247
Leggett & Platt Inc.	6,453	186,363
Maytag Corp. (2)	1,797	25,104
Stanley Furniture Co. Inc. (2)	118	5,579
Whirlpool Corp.	3,776	255,748

		647,786

HOUSEHOLD PRODUCTS & WARES—0.12%
American Greetings Corp. Class A	3,383	86,199
Blyth Inc.	1,205	38,367
Central Garden & Pet Co. (1)	873	38,290
Clorox Co.	1,073	67,588
CSS Industries Inc.	226	8,260
Ennis Inc. (2)	1,386	23,451
Fortune Brands Inc.	497	40,073
Harland (John H.) Co.	278	9,552
Jarden Corp. (1)	52	2,386
Playtex Products Inc. (1)	1,108	9,972
Russ Berrie & Co. Inc. (2)	441	8,445
Scotts Miracle-Gro Co. (The) Class A (1)	954	66,999
Standard Register Co. (The)	342	4,309
Tupperware Corp. (2)	607	12,359
Water Pik Technologies Inc. (1) (2)	756	14,893
WD-40 Co.	542	17,610

		448,753

HOUSEWARES—0.09%
Libbey Inc.	839	17,619
National Presto Industries Inc.	258	10,397
Newell Rubbermaid Inc. (2)	13,931	305,646

		333,662

INSURANCE—5.46%
Affirmative Insurance Holdings Inc.	430	6,343
AFLAC Inc.	2,702	100,677
Alfa Corp.	1,924	27,802
Alleghany Corp. (1)	253	70,020
Allmerica Financial Corp. (1)	2,918	104,902
Allstate Corp. (The)	37,014	2,000,977
Ambac Financial Group Inc.	4,441	331,965
American Equity Investment Life Holding Co. (2)	1,177	15,054

American Financial Group Inc.	1,983	61,076
American International Group Inc.	41,391	2,293,475
American National Insurance Co.	439	46,490
American Physicians Capital Inc. (1)	446	15,284
AmerUs Group Co. (2)	2,061	97,382
AON Corp.	16,964	387,458
Argonaut Group Inc. (1) (2)	1,220	25,888
Baldwin & Lyons Inc. Class B (2)	443	11,491
Berkley (W.R.) Corp.	2,630	130,448
Bristol West Holdings Inc.	349	5,410
Ceres Group Inc. (1)	2,127	11,550
Chubb Corp.	10,301	816,560
CIGNA Corp.	7,237	646,264
Cincinnati Financial Corp.	7,994	348,618
Citizens Inc. (1)	1,969	11,322
CNA Financial Corp. (1) (2)	1,284	36,029
CNA Surety Corp. (1) (2)	864	11,750
Commerce Group Inc.	1,178	73,012
Conseco Inc. (1)	8,381	171,140
Crawford & Co. Class B	684	4,891
Delphi Financial Group Inc. Class A	1,303	56,029
Donegal Group Inc. Class A (2)	328	5,960
EMC Insurance Group Inc.	367	6,995
Enstar Group Inc. (1) (2)	166	9,960
Erie Indemnity Co. Class A	1,540	80,265
FBL Financial Group Inc. Class A	615	17,220
Fidelity National Financial Inc.	8,770	288,884
First American Corp.	4,288	141,247
FPIC Insurance Group Inc. (1)	547	17,586
Gallagher (Arthur J.) & Co.	265	7,632
Great American Financial Resources Inc.	359	6,081
Harleysville Group Inc.	754	14,974
Hartford Financial Services Group Inc.	15,843	1,086,196
HCC Insurance Holdings Inc.	2,499	90,364
Hilb, Rogal & Hobbs Co. (2)	407	14,571
Horace Mann Educators Corp.	2,319	41,139
Independence Holding Co. (2)	289	5,211
Infinity Property & Casualty Corp.	1,128	35,261
Jefferson-Pilot Corp.	7,538	369,739
Kansas City Life Insurance Co.	120	5,851
LandAmerica Financial Group Inc.	937	46,878
Lincoln National Corp.	9,386	423,684
Loews Corp.	7,951	584,717
Markel Corp. (1) (2)	135	46,603
MBIA Inc.	7,773	406,372
Mercury General Corp.	1,413	78,082
MetLife Inc.	21,832	853,631
MGIC Investment Corp.	5,320	328,084
Midland Co. (The)	433	13,644
National Interstate Corp. (1)	198	3,326
National Western Life Insurance Co. Class A (1)	95	16,239
Nationwide Financial Services Inc.	3,106	111,505
Navigators Group Inc. (The) (1) (2)	450	14,915
NYMAGIC Inc. (2)	319	7,560
Odyssey Re Holdings Corp. (2)	592	14,824
Ohio Casualty Corp. (1) (2)	3,339	76,730
Old Republic International Corp.	9,967	232,131
Philadelphia Consolidated Holding Corp. (1)	528	40,936
Phoenix Companies Inc. (2)	4,891	62,507
PMA Capital Corp. Class A (1) (2)	1,442	11,536
PMI Group Inc. (The)	5,243	199,286
Presidential Life Corp.	1,218	19,829
Principal Financial Group Inc.	17,356	668,032
ProAssurance Corp. (1)	1,452	57,354
Progressive Corp. (The)	8,940	820,334
Protective Life Corp.	3,713	145,921
Prudential Financial Inc.	23,832	1,367,957
Radian Group Inc.	3,348	159,834
Reinsurance Group of America Inc.	1,398	59,527
RLI Corp. (2)	1,056	43,771
SAFECO Corp.	6,910	336,586
Safety Insurance Group Inc.	528	16,347

Selective Insurance Group Inc. (2)	1,183	54,690
St. Paul Travelers Companies Inc.	36,148	1,327,716
StanCorp Financial Group Inc.	943	79,948
State Auto Financial Corp.	255	6,788
Stewart Information Services Corp.	955	35,832
Torchmark Corp.	6,092	318,002
Tower Group Inc.	668	8,911
Transatlantic Holdings Inc. (2)	1,240	82,113
Triad Guaranty Inc. (1) (2)	508	26,726
21st Century Insurance Group (2)	1,191	16,614
U.S.I. Holdings Corp. (1)	449	5,289
UICI	2,058	49,907
United Fire & Casualty Co.	852	28,823
Unitrin Inc.	1,470	66,738
Universal American Financial Corp. (1) (2)	1,467	25,379
UNUMProvident Corp. (2)	16,234	276,303
Vesta Insurance Group	1,028	3,649
Wesco Financial Corp.	71	27,334
Zenith National Insurance Corp.	72	3,734

		19,877,621

INTERNET—0.21%
Agile Software Corp. (1)	1,461	10,636
Alloy Inc. (1) (2)	1,908	11,219
Arbinet-thexchange Inc. (1)	85	1,619
Ariba Inc. (1)	2,386	18,515
AsiaInfo Holdings Inc. (1)	611	3,067
Avocent Corp. (1)	265	6,800
Blue Nile Inc. (1) (2)	175	4,839
CheckFree Corp. (1) (2)	981	39,986
DoubleClick Inc. (1)	1,311	10,095
E.piphany Inc. (1)	4,474	15,883
EarthLink Inc. (1)	407	3,663
Google Inc. Class A (1)	87	15,704
HomeStore Inc. (1) (2)	5,078	11,273
IAC/InterActiveCorp (1)	9,663	215,195
Interchange Corp. (1) (2)	30	304
Internet Capital Group Inc. (1)	1,894	13,296
Internet Security Systems Inc. (1)	1,493	27,322
Interwoven Inc. (1)	2,549	19,857
Keynote Systems Inc. (1)	353	4,190
McAfee Inc. (1)	1,409	31,787
Motive Inc. (1)	112	1,120
Neoforma Inc. (1) (2)	690	5,486
NetBank Inc.	2,500	21,200
NetRatings Inc. (1)	353	5,383
PC-Tel Inc. (1)	115	846
Phase Forward Inc. (1)	171	1,117
PlanetOut Inc. (1)	58	489
Priceline.com Inc. (1) (2)	516	13,003
Redback Networks Inc. (1)	1,773	10,603
RightNow Technologies Inc. (1)	31	380
SonicWALL Inc. (1)	972	4,947
Stellent Inc. (1)	625	5,256
TIBCO Software Inc. (1)	2,512	18,714
TriZetto Group Inc. (The) (1)	97	903
VeriSign Inc. (1)	4,100	117,670
Verity Inc. (1)	1,150	10,868
Vignette Corp. (1)	8,453	11,073
WatchGuard Technologies Inc. (1)	968	3,127
WebMD Corp. (1) (2)	6,389	54,307
webMethods Inc. (1)	184	1,008
WebSideStory Inc. (1)	58	711

		753,461

INVESTMENT COMPANIES—0.10%
Allied Capital Corp. (2)	6,964	181,760
American Capital Strategies Ltd. (2)	2,899	91,058
Apollo Investment Corp.	3,435	57,639
Ares Capital Corp.	327	5,363
Gladstone Capital Corp. (2)	416	8,828
MCG Capital Corp. (2)	1,720	26,462

NGP Capital Resources Co.	464	7,461

		378,571

IRON & STEEL—0.24%
AK Steel Holding Corp. (1)	2,806	31,034
Carpenter Technology Corp.	1,258	74,738
Cleveland-Cliffs Inc. (2)	508	37,018
Gibraltar Industries Inc.	925	20,295
International Steel Group Inc. (1)	760	30,020
Nucor Corp.	4,368	251,422
Oregon Steel Mills Inc. (1)	1,866	42,918
Reliance Steel & Aluminum Co.	416	16,644
Ryerson Tull Inc. (2)	447	5,663
Schnitzer Steel Industries Inc. Class A	969	32,684
Steel Dynamics Inc.	237	8,165
Steel Technologies Inc. (2)	665	15,953
United States Steel Corp. (2)	6,097	310,032
Wheeling-Pittsburgh Corp. (1)	329	10,215

		886,801

LEISURE TIME—0.12%
Arctic Cat Inc.	617	16,696
Brunswick Corp.	2,179	102,086
Callaway Golf Co. (2)	3,931	50,317
K2 Inc. (1) (2)	1,801	24,764
Life Time Fitness Inc. (1)	275	7,420
Nautilus Inc. (2)	1,551	36,852
Navigant International Inc. (1) (2)	776	10,600
Pegasus Solutions Inc. (1)	1,013	11,974
Sabre Holdings Corp.	7,543	165,041

		425,750

LODGING—0.39%
Ameristar Casinos Inc.	182	9,952
Aztar Corp. (1)	1,877	53,607
Caesars Entertainment Inc. (1)	16,538	327,287
Harrah’s Entertainment Inc.	2,814	181,728
Hilton Hotels Corp.	3,075	68,726
La Quinta Corp. (1)	10,229	86,947
Lakes Gaming Inc. (1)	798	14,364
Las Vegas Sands Corp. (1)	411	18,495
Marcus Corp.	1,123	23,022
Marriott International Inc. Class A	1,161	77,624
MGM Mirage (1)	2,258	159,912
MTR Gaming Group Inc. (1)	609	7,552
Starwood Hotels & Resorts Worldwide Inc.	6,735	404,302

		1,433,518

MACHINERY—0.57%
AGCO Corp. (1)	4,761	86,888
Albany International Corp. Class A	1,385	42,769
Applied Industrial Technologies Inc.	1,418	38,570
Astec Industries Inc. (1)	545	12,017
Briggs & Stratton Corp.	579	21,081
Bucyrus International Inc. Class A (2)	260	10,156
Cascade Corp.	516	18,060
Caterpillar Inc.	4,341	396,941
Cummins Inc. (2)	2,201	154,840
Deere & Co.	7,752	520,392
Flowserve Corp. (1)	2,951	76,342
Gardner Denver Inc. (1)	1,047	41,367
Global Power Equipment Group Inc. (1)	1,287	12,329
Gorman-Rupp Co. (The) (2)	572	12,275
IDEX Corp.	1,308	52,778
JLG Industries Inc. (2)	1,627	35,062
Joy Global Inc.	2,096	73,486
Kadant Inc. (1)	599	11,111
Lindsay Manufacturing Co. (2)	34	649
NACCO Industries Inc.	273	27,830
Robbins & Myers Inc. (2)	618	13,602
Rockwell Automation Inc.	3,041	172,242
Sauer-Danfoss Inc.	616	13,940

Stewart & Stevenson Services Inc.	1,376	31,497
Tecumseh Products Co. Class A	869	34,421
Tennant Co. (2)	225	8,705
Terex Corp. (1)	2,002	86,687
Thomas Industries Inc.	591	23,427
Unova Inc. (1) (2)	2,223	45,905

		2,075,369

MANUFACTURING—6.34%
Ameron International Corp.	442	15,912
Applied Films Corp. (1) (2)	346	8,000
AptarGroup Inc.	1,837	95,487
Barnes Group Inc. (2)	936	25,431
Blount International Inc. (1)	262	4,449
Brink’s Co. (The)	160	5,536
Carlisle Companies Inc.	1,663	116,028
Ceradyne Inc. (1)	415	9,284
Crane Co.	2,719	78,280
Dover Corp.	2,176	82,231
Eastman Kodak Co. (2)	15,438	502,507
Eaton Corp.	8,063	527,320
EnPro Industries Inc. (1)	1,129	31,048
ESCO Technologies Inc. (1)	267	21,453
Federal Signal Corp. (2)	2,658	40,322
General Electric Co.	498,187	17,964,623
Griffon Corp. (1) (2)	1,067	22,844
Harsco Corp.	1,481	88,282
Honeywell International Inc.	46,557	1,732,386
Illinois Tool Works Inc.	772	69,117
ITT Industries Inc.	2,716	245,092
Jacuzzi Brands Inc. (1)	3,333	32,530
Lancaster Colony Corp.	1,221	51,954
Myers Industries Inc.	1,135	16,015
Pall Corp.	6,300	170,856
Pentair Inc.	5,493	214,227
Quixote Corp.	93	2,015
Roper Industries Inc.	263	17,227
Smith (A.O.) Corp.	1,038	29,967
SPX Corp. (2)	3,904	168,965
Standex International Corp. (2)	598	16,325
Sturm Ruger & Co. Inc.	120	832
Teleflex Inc.	1,986	101,643
Textron Inc.	6,380	476,076
Tredegar Corp.	1,390	23,435
Trinity Industries Inc. (2)	2,032	57,241

		23,064,940

MEDIA—4.52%
Belo (A.H.) Corp.	2,175	52,505
Cablevision Systems Corp. (1)	1,267	35,539
Charter Communications Inc. Class A (1) (2)	28,167	45,067
Citadel Broadcasting Corp. (1)	1,304	17,904
Clear Channel Communications Inc.	15,135	521,703
Comcast Corp. Class A (1)	113,353	3,829,064
Courier Corp.	180	9,439
Cox Radio Inc. Class A (1) (2)	1,387	23,315
Crown Media Holdings Inc. (1) (2)	353	3,181
Cumulus Media Inc. Class A (1)	1,137	16,202
Dex Media Inc.	1,050	21,683
DIRECTV Group Inc. (The) (1)	3,930	56,671
Emmis Communications Corp. (1) (2)	1,237	23,775
Entercom Communications Corp. (1)	1,030	36,586
Entravision Communications Corp. (1)	1,310	11,620
Fisher Communications Inc. (1)	76	3,930
4Kids Entertainment Inc. (1) (2)	768	16,980
Gannett Co. Inc. (2)	13,673	1,081,261
Gemstar-TV Guide International Inc. (1)	8,358	36,357
Gray Television Inc.	2,686	38,866
Hearst-Argyle Television Inc.	1,636	41,718
Hollinger International Inc.	857	9,341
Insight Communications Co. Inc. (1)	1,152	13,651
Journal Communications Inc. Class A	758	12,545

Journal Register Co. (1)	915	15,281
Knight Ridder Inc.	3,508	235,913
Lee Enterprises Inc.	1,979	85,889
Liberty Corp.	781	31,670
Liberty Media Corp. Class A	76,312	791,355
Liberty Media International Inc. Class A (1)	3,088	135,069
Lin TV Corp. Class A (1)	1,394	23,600
LodgeNet Entertainment Corp. (1)	78	1,470
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	451	10,188
McClatchy Co. (The) Class A (2)	1,031	76,459
Media General Inc. Class A	686	42,429
Mediacom Communications Corp. (1)	1,754	11,471
New York Times Co. Class A (2)	754	27,581
Paxson Communications Corp. (1)	1,821	1,256
Primedia Inc. (1) (2)	8,100	35,235
Radio One Inc. Class D (1)	2,073	30,577
Readers Digest Association Inc. (The)	1,786	30,916
Regent Communications Inc. (1)	957	5,120
Scholastic Corp. (1) (2)	1,650	60,869
Sinclair Broadcast Group Inc. Class A	1,207	9,692
Sirius Satellite Radio Inc. (1) (2)	66,576	374,157
Time Warner Inc. (1)	191,349	3,358,175
Tribune Co.	13,447	536,132
UnitedGlobalCom Inc. Class A (1)	4,185	39,590
Univision Communications Inc. Class A (1) (2)	5,022	139,059
Value Line Inc.	151	5,889
Viacom Inc. Class B	60,700	2,114,181
Walt Disney Co. (The)	78,357	2,251,197
Young Broadcasting Inc. Class A (1)	245	2,117

		16,441,440

METAL FABRICATE & HARDWARE—0.15%
CIRCOR International Inc.	715	17,625
Commercial Metals Co.	3,151	106,787
Kaydon Corp.	936	29,390
Lawson Products Inc.	258	12,074
Metals USA Inc. (1)	1,140	22,333
Mueller Industries Inc.	1,395	39,269
NN Inc.	1,178	14,513
NS Group Inc. (1)	972	30,531
Penn Engineering & Manufacturing Corp.	617	11,137
Precision Castparts Corp.	1,296	99,805
Quanex Corp.	1,343	71,609
Timken Co. (The)	1,959	53,559
Valmont Industries Inc.	868	19,374
Worthington Industries Inc.	623	12,011

		540,017

MINING—0.47%
Alcoa Inc.	16,535	502,499
AMCOL International Corp.	1,135	21,293
Brush Engineered Materials Inc. (1)	881	16,765
Compass Minerals International Inc.	202	5,141
Hecla Mining Co. (1)	3,127	17,136
Newmont Mining Corp.	7,803	329,677
Owens-Illinois Inc. (1)	5,870	147,572
Phelps Dodge Corp.	5,038	512,516
RTI International Metals Inc. (1)	1,217	28,478
Southern Peru Copper Corp. (2)	419	23,238
Stillwater Mining Co. (1)	1,554	15,307
Titanium Metals Corp. (1) (2)	355	12,780
USEC Inc.	4,706	76,614

		1,709,016

OFFICE & BUSINESS EQUIPMENT—0.28%
CompX International Inc. (2)	175	2,972
IKON Office Solutions Inc. (2)	6,562	64,898
Pitney Bowes Inc.	5,656	255,199
Xerox Corp. (1)	47,096	713,504

		1,036,573

OFFICE FURNISHINGS—0.02%
Interface Inc. Class A (1)	2,529	17,248
Knoll Inc.	276	4,604
Steelcase Inc. Class A (2)	2,674	36,901

		58,753

OIL & GAS—12.38%
Amerada Hess Corp.	4,163	400,522
Anadarko Petroleum Corp.	13,675	1,040,668
Apache Corp.	17,652	1,080,832
Berry Petroleum Co. Class A	493	25,365
Bill Barrett Corp. (1)	330	9,540
Burlington Resources Inc.	18,739	938,262
Cabot Oil & Gas Corp.	840	46,326
Callon Petroleum Co. (1)	536	8,329
Chesapeake Energy Corp.	14,689	322,277
ChevronTexaco Corp.	113,933	6,643,433
Cimarex Energy Co. (1)	1,836	71,604
Clayton Williams Energy Inc. (1)	91	2,357
Comstock Resources Inc. (1)	204	5,863
ConocoPhillips	36,464	3,932,278
Devon Energy Corp.	25,788	1,231,377
Diamond Offshore Drilling Inc. (2)	1,260	62,874
Encore Acquisition Co. (1) (2)	933	38,533
Energy Partners Ltd. (1) (2)	1,298	33,709
ENSCO International Inc.	3,671	138,250
EOG Resources Inc.	11,955	582,687
Exxon Mobil Corp.	347,730	20,724,708
Forest Oil Corp. (1)	2,765	111,983
Giant Industries Inc. (1)	655	16,834
Harvest Natural Resources Inc. (1)	2,099	24,957
Helmerich & Payne Inc.	1,033	41,000
Holly Corp. (2)	1,127	42,003
Houston Exploration Co. (1)	686	39,068
Kerr-McGee Corp.	7,199	563,898
Magnum Hunter Resources Inc. (1)	1,821	29,336
Marathon Oil Corp.	18,758	880,125
McMoRan Exploration Co. (1) (2)	453	9,105
Meridian Resource Corp. (The) (1)	2,892	14,923
Murphy Oil Corp.	4,185	413,185
Newfield Exploration Co. (1)	1,749	129,881
Noble Energy Inc.	3,179	216,236
Occidental Petroleum Corp.	21,126	1,503,537
Parker Drilling Co. (1)	4,726	27,175
Patterson-UTI Energy Inc.	634	15,863
PetroCorp Inc. Escrow (3)	190	—
Pioneer Natural Resources Co. (2)	6,556	280,072
Plains Exploration & Production Co. (1)	2,800	97,720
Pogo Producing Co.	2,785	137,133
Premcor Inc.	2,131	127,178
Pride International Inc. (1) (2)	3,038	75,464
Range Resources Corp.	1,889	44,127
Remington Oil & Gas Corp. (1)	159	5,012
Rowan Companies Inc.	2,840	85,001
Southwestern Energy Co. (1) (2)	867	49,211
Spinnaker Exploration Co. (1)	797	28,317
St. Mary Land & Exploration Co.	1,372	68,669
Stone Energy Corp. (1)	933	45,316
Sunoco Inc.	3,884	402,072
Swift Energy Co. (1)	1,496	42,546
Tesoro Corp. (1)	3,580	132,532
TODCO Class A (1)	629	16,253
Unocal Corp.	14,278	880,810
Valero Energy Corp.	13,716	1,004,971
Vintage Petroleum Inc.	2,766	87,018
W&T Offshore Inc. (1)	322	6,685
Warren Resources Inc. (1)	430	4,614
Whiting Petroleum Corp. (1) (2)	686	27,975

		45,067,599

OIL & GAS SERVICES—0.26%
Cooper Cameron Corp. (1)	2,329	133,242
Dril-Quip Inc. (1)	342	10,513

Global Industries Ltd. (1)	4,726	44,424
Gulf Island Fabrication Inc.	139	3,261
Hanover Compressor Co. (1) (2)	4,212	50,839
Hornbeck Offshore Services Inc. (1)	189	4,736
Hydril Co. LP (1)	188	10,981
Key Energy Services Inc. (1)	7,202	82,607
Lone Star Technologies Inc. (1)	330	13,012
Lufkin Industries Inc.	342	16,515
Matrix Service Co. (1) (2)	233	1,014
National Oilwell Varco Inc. (1)	5,506	257,114
Newpark Resources Inc. (1)	1,818	10,708
Oceaneering International Inc. (1)	1,366	51,225
Oil States International Inc. (1)	1,093	22,461
RPC Inc.	674	10,238
Seacor Holdings Inc. (1) (2)	968	61,710
Superior Energy Services Inc. (1)	1,451	24,957
Tidewater Inc.	1,745	67,811
Universal Compression Holdings Inc. (1)	592	22,419
Veritas DGC Inc. (1)	1,282	38,409
W-H Energy Services Inc. (1)	1,007	24,098

		962,294

PACKAGING & CONTAINERS—0.27%
Anchor Glass Container Corp.	496	1,111
Ball Corp.	2,117	87,813
Bemis Co. Inc. (2)	5,863	182,457
Chesapeake Corp.	1,047	22,008
Crown Holdings Inc. (1)	4,142	64,450
Greif Inc. Class A	774	53,932
Packaging Corporation of America	3,418	83,023
Pactiv Corp. (1)	2,743	64,049
Sealed Air Corp. (1)	647	33,605
Silgan Holdings Inc.	271	17,610
Smurfit-Stone Container Corp.	13,578	210,052
Sonoco Products Co.	5,236	151,059

		971,169

PHARMACEUTICALS—1.81%
Abgenix Inc. (1) (2)	2,500	17,500
Accelrys Inc. (1)	1,299	7,703
Alpharma Inc. Class A	6,815	83,961
AmerisourceBergen Corp.	7,615	436,263
AtheroGenics Inc. (1) (2)	954	12,488
Bristol-Myers Squibb Co.	91,905	2,339,901
Caraco Pharmaceutical Laboratories Ltd. (1)	86	703
Caremark Rx Inc. (1)	10,544	419,440
Conor Medsystems Inc. (1)	71	1,157
Cubist Pharmaceuticals Inc. (1)	624	6,627
Eyetech Pharmaceuticals Inc. (1)	116	3,190
First Horizon Pharmaceutical Corp. (1)	64	1,080
Guilford Pharmaceuticals Inc. (1) (2)	1,302	2,995
Hospira Inc. (1)	8,539	275,554
Idenix Pharmaceuticals Inc. (1)	85	1,687
Indevus Pharmaceuticals Inc. (1) (2)	398	1,106
King Pharmaceuticals Inc. (1)	17,110	142,184
MannKind Corp. (1) (2)	185	2,633
Medarex Inc. (1)	2,310	16,470
Medco Health Solutions Inc. (1)	8,380	415,397
Nature’s Sunshine Products Inc. (2)	531	9,117
NitroMed Inc. (1) (2)	195	3,375
Omega Protein Corp. (1)	172	1,173
Omnicare Inc.	1,048	37,152
Perrigo Co. (2)	5,387	103,161
Prestige Brands Holdings Inc. (1)	637	11,243
Renovis Inc. (1)	12	97
Threshold Pharmaceuticals Inc. (1)	38	228
Valeant Pharmaceuticals International (2)	4,465	100,552
ViaCell Inc. (1)	54	407
Vicuron Pharmaceuticals Inc. (1) (2)	1,446	22,789
Watson Pharmaceuticals Inc. (1)	9,698	298,020
Wyeth	43,129	1,819,181

		6,594,534

PIPELINES—0.54%
Dynegy Inc. Class A (1) (2)	15,720	61,465
El Paso Corp. (2)	34,496	364,968
Equitable Resources Inc.	3,027	173,871
Kinder Morgan Inc.	4,363	330,279
National Fuel Gas Co. (2)	3,943	112,730
Questar Corp.	4,018	238,067
TransMontaigne Inc. (1)	963	7,704
Western Gas Resources Inc.	2,914	100,387
Williams Companies Inc.	30,125	566,651

		1,956,122

REAL ESTATE—0.06%
Avatar Holdings Inc. (1) (2)	269	12,603
Bluegreen Corp. (1)	541	6,952
CB Richard Ellis Group Inc. Class A (1)	569	19,909
Forest City Enterprises Inc. Class A (2)	1,475	94,105
HouseValues Inc. (1)	239	3,007
Jones Lang LaSalle Inc. (1)	558	26,031
Tarragon Corp. (1) (2)	658	13,285
Trammell Crow Co. (1)	1,661	34,167
ZipRealty Inc. (1)	231	3,255

		213,314

REAL ESTATE INVESTMENT TRUSTS—3.45%
Aames Investment Corp.	1,855	15,211
Acadia Realty Trust (2)	1,310	21,065
Affordable Residential Communities Inc. (2)	1,136	14,370
Alexandria Real Estate Equities Inc.	795	51,182
AMB Property Corp.	4,426	167,303
American Campus Communities Inc.	625	13,125
American Financial Realty Trust	6,036	88,307
American Home Mortgage Investment Corp.	1,057	30,272
AMLI Residential Properties Trust (2)	1,297	35,525
Annaly Mortgage Management Inc. (2)	6,308	118,338
Anthracite Capital Inc.	2,634	29,343
Anworth Mortgage Asset Corp.	2,298	21,946
Apartment Investment & Management Co. Class A	5,154	191,729
Arbor Realty Trust Inc.	361	8,935
Archstone-Smith Trust	10,546	359,724
Arden Realty Group Inc.	3,580	121,183
Ashford Hospitality Trust Inc.	1,577	16,085
AvalonBay Communities Inc. (2)	3,620	242,142
Bedford Property Investors Inc.	793	17,311
Bimini Mortgage Management Inc. Class A	794	10,997
BioMed Realty Trust Inc. (2)	1,407	28,984
Boston Properties Inc.	4,438	267,301
Brandywine Realty Trust (2)	2,641	75,004
BRE Properties Inc. Class A	2,755	97,252
Camden Property Trust (2)	2,858	134,412
Capital Automotive (2)	2,031	67,267
Capital Lease Funding Inc.	1,321	14,597
Capstead Mortgage Corp. (2)	1,036	8,858
CarrAmerica Realty Corp. (2)	2,949	93,041
CBL & Associates Properties Inc.	528	37,757
Cedar Shopping Centers Inc.	871	12,403
CenterPoint Properties Trust	2,565	105,165
Colonial Properties Trust (2)	955	36,682
Commercial Net Lease Realty Inc. (2)	2,728	50,332
Cornerstone Realty Income Trust Inc.	2,851	28,282
Corporate Office Properties Trust (2)	1,883	49,862
Correctional Properties Trust (2)	533	13,458
Cousins Properties Inc.	1,217	31,484
Crescent Real Estate Equities Co.	4,289	70,082
CRT Properties Inc.	1,614	35,153
Developers Diversified Realty Corp.	5,468	217,353
Digital Realty Trust Inc.	1,013	14,557
Duke Realty Corp.	7,637	227,964
EastGroup Properties Inc.	1,122	42,299
ECC Capital Corp. (1)	2,848	17,088
Education Realty Trust Inc. (1)	946	15,732

Entertainment Properties Trust	1,379	57,132
Equity Inns Inc.	2,857	31,513
Equity Lifestyle Properties Inc.	456	16,074
Equity Office Properties Trust	21,945	661,203
Equity One Inc.	797	16,410
Equity Residential	15,096	486,242
Essex Property Trust Inc. (2)	981	67,787
Extra Space Storage Inc.	1,049	14,162
Federal Realty Investment Trust	2,757	133,301
FelCor Lodging Trust Inc. (1) (2)	2,873	35,711
Fieldstone Investment Corp. (1)	2,432	35,313
First Industrial Realty Trust Inc. (2)	2,271	85,912
Gables Residential Trust	1,660	55,278
General Growth Properties Inc.	10,419	355,288
Getty Realty Corp.	831	21,232
Glenborough Realty Trust Inc.	1,499	28,661
Glimcher Realty Trust (2)	1,202	28,487
Global Signal Inc.	498	14,920
GMH Communities Trust	1,447	16,944
Government Properties Trust Inc. (2)	1,368	13,625
Gramercy Capital Corp.	438	8,541
Health Care Property Investors Inc.	7,233	169,759
Health Care REIT Inc.	2,723	87,136
Healthcare Realty Trust Inc. (2)	2,611	95,145
Heritage Property Investment Trust Inc. (2)	1,550	46,004
Highland Hospitality Corp.	1,923	19,903
Highwoods Properties Inc.	2,850	76,437
Home Properties Inc.	1,814	70,383
HomeBanc Corp.	1,800	15,912
Hospitality Properties Trust	3,584	144,722
Host Marriott Corp. (2)	18,675	309,258
HRPT Properties Trust	9,527	113,467
Impac Mortgage Holdings Inc. (2)	4,080	78,254
Innkeepers USA Trust	2,086	26,930
Investors Real Estate Trust	2,217	20,685
iStar Financial Inc.	5,917	243,662
Kilroy Realty Corp.	1,546	63,247
Kimco Realty Corp.	5,326	287,071
Kite Realty Group Trust	888	12,787
Kramont Realty Trust	1,204	28,174
LaSalle Hotel Properties	1,176	34,163
Lexington Corporate Properties Trust	2,609	57,241
Liberty Property Trust	4,642	181,270
LTC Properties Inc.	706	12,249
Luminent Mortgage Capital Inc.	1,718	18,864
Macerich Co. (The) (2)	3,147	167,672
Mack-Cali Realty Corp.	3,201	135,562
Maguire Properties Inc.	1,719	41,050
Meristar Hospitality Corp. (1)	4,920	34,440
MFA Mortgage Investments Inc.	4,452	33,880
Mid-America Apartment Communities Inc.	366	13,359
Mills Corp.	1,694	89,613
Mission West Properties Inc.	870	9,222
MortgageIT Holdings Inc.	96	1,531
National Health Investors Inc.	1,299	33,748
Nationwide Health Properties Inc.	3,765	76,091
New Century Financial Corp.	416	19,477
New Plan Excel Realty Trust Inc. (2)	5,509	138,331
Newcastle Investment Corp.	1,981	58,638
Novastar Financial Inc. (2)	1,213	43,680
Omega Healthcare Investors Inc. (2)	2,792	30,656
Pan Pacific Retail Properties Inc.	2,160	122,580
Parkway Properties Inc.	780	36,426
Pennsylvania Real Estate Investment Trust	1,728	69,673
Plum Creek Timber Co. Inc.	9,968	355,858
Post Properties Inc. (2)	2,237	69,436
Prentiss Properties Trust	2,416	82,531
ProLogis	9,762	362,170
PS Business Parks Inc.	325	13,098
Public Storage Inc.	4,467	254,351
RAIT Investment Trust (2)	1,408	37,763
Ramco-Gershenson Properties Trust (2)	770	20,906

Rayonier Inc.	2,723	134,870
Realty Income Corp. (2)	4,416	101,038
Reckson Associates Realty Corp. (2)	4,125	126,638
Redwood Trust Inc.	960	49,133
Regency Centers Corp.	848	40,390
Saul Centers Inc.	601	19,232
Saxon Capital Inc.	2,521	43,361
Senior Housing Properties Trust (2)	2,913	48,589
Shurgard Storage Centers Inc. Class A	2,440	99,991
Simon Property Group Inc.	9,026	546,795
SL Green Realty Corp. (2)	1,755	98,666
Sovran Self Storage Inc.	860	34,082
Spirit Finance Corp. (1)	3,216	34,926
Strategic Hotel Capital Inc.	1,050	15,435
Sun Communities Inc.	874	31,289
Sunstone Hotel Investors Inc.	1,114	23,895
Tanger Factory Outlet Centers Inc.	1,042	22,924
Taubman Centers Inc.	1,436	39,835
Thornburg Mortgage Inc. (2)	4,867	136,471
Trizec Properties Inc.	4,712	89,528
Trustreet Properties Inc. (2)	1,121	17,252
United Dominion Realty Trust Inc.	7,471	155,920
Universal Health Realty Income Trust	527	14,888
Urstadt Biddle Properties Inc. Class A	1,037	15,814
U-Store-It Trust	1,305	22,707
Ventas Inc.	2,092	52,216
Vornado Realty Trust	5,167	357,918
Washington Real Estate Investment Trust (2)	1,448	41,630
Weingarten Realty Investors	429	14,805
Winston Hotels Inc.	966	11,302

		12,556,203

RETAIL—3.30%
American Eagle Outfitters Inc.	526	15,543
AnnTaylor Stores Corp. (1)	1,219	31,194
Asbury Automotive Group Inc. (1)	713	10,980
AutoNation Inc. (1)	9,659	182,941
Barnes & Noble Inc. (1)	2,582	89,053
Big Lots Inc. (1) (2)	3,985	47,900
BJ’s Wholesale Club Inc. (1) (2)	3,903	121,227
Blair Corp.	435	14,342
Blockbuster Inc.	6,971	61,554
Bob Evans Farms Inc. (2)	1,798	42,163
Bombay Co. Inc. (The) (1) (2)	861	4,563
Bon-Ton Stores Inc. (The)	84	1,520
Borders Group Inc.	4,273	113,747
Brinker International Inc. (1)	410	14,850
Brown Shoe Co. Inc.	1,055	36,155
Buckle Inc. (The) (2)	350	12,219
Build-A-Bear Workshop Inc. (1)	205	6,283
Burlington Coat Factory Warehouse Corp.	1,034	29,676
Cabela’s Inc. Class A (1)	286	5,900
California Pizza Kitchen Inc. (1) (2)	179	4,196
Casey’s General Store Inc. (2)	1,475	26,506
Cash America International Inc.	604	13,246
Cato Corp. Class A	1,046	33,734
CBRL Group Inc.	2,293	94,701
Charming Shoppes Inc. (1)	6,656	54,113
Circuit City Stores Inc.	9,022	144,803
Claire’s Stores Inc.	446	10,276
Conn’s Inc. (1)	151	2,839
Costco Wholesale Corp.	23,395	1,033,591
CSK Auto Corp. (1)	163	2,877
CVS Corp. (2)	18,649	981,310
Darden Restaurants Inc.	4,966	152,357
Dave & Buster’s Inc. (1) (2)	601	11,239
Deb Shops Inc.	168	4,741
Design Within Reach Inc. (1)	190	2,990
Dillard’s Inc. Class A (2)	2,819	75,831
Domino’s Pizza Inc.	453	8,467
Dress Barn Inc. (1)	361	6,577
Electronics Boutique Holdings Corp. (1) (2)	117	5,027

Federated Department Stores Inc.	9,174	583,833
Finish Line Inc. (The)	237	5,487
Foot Locker Inc.	4,960	145,328
GameStop Corp. Class B (1)	1,477	32,937
Genesco Inc. (1) (2)	591	16,796
Goody’s Family Clothing Inc. (2)	867	7,829
Group 1 Automotive Inc. (1)	1,105	29,062
Hancock Fabrics Inc. (2)	1,086	8,080
Haverty Furniture Companies Inc.	1,204	18,361
Hollywood Entertainment Corp. (1)	1,650	21,731
Home Depot Inc.	10,068	385,000
IHOP Corp.	1,006	47,966
Insight Enterprises Inc. (1)	1,632	28,658
Jack in the Box Inc. (1) (2)	1,990	73,829
Jo-Ann Stores Inc. (1)	1,040	29,214
Kirkland’s Inc. (1)	189	2,090
Landry’s Restaurants Inc. (2)	1,227	35,485
Limited Brands Inc.	18,296	444,593
Linens ‘n Things Inc. (1) (2)	1,928	47,872
Lithia Motors Inc. Class A	918	23,510
Lone Star Steakhouse & Saloon Inc.	852	24,627
Longs Drug Stores Corp. (2)	1,754	60,022
MarineMax Inc. (1)	700	21,826
May Department Stores Co. (The)	15,782	584,250
McDonald’s Corp.	68,405	2,130,132
Men’s Wearhouse Inc. (The) (1) (2)	1,503	63,442
Movado Group Inc.	801	14,819
Movie Gallery Inc. (2)	1,046	29,999
Neiman-Marcus Group Inc. Class A	2,286	209,192
New York & Co. Inc. (1)	238	4,777
Nordstrom Inc.	1,950	107,991
Nu Skin Enterprises Inc. Class A (2)	533	11,998
O’Charley’s Inc. (1)	1,193	25,936
Office Depot Inc. (1)	17,131	379,966
OfficeMax Inc.	4,824	161,604
Outback Steakhouse Inc. (2)	404	18,499
Pantry Inc. (The) (1)	164	5,079
Papa John’s International Inc. (1) (2)	330	11,458
Payless ShoeSource Inc. (1)	3,904	61,644
PC Connection Inc. (1)	350	2,055
Penney (J.C.) Co. Inc. (Holding Co.)	13,135	681,969
Pep Boys-Manny, Moe & Jack Inc.	200	3,516
Pier 1 Imports Inc. (2)	2,641	48,145
Regis Corp.	1,321	54,069
Retail Ventures Inc. (1)	810	7,379
Rite Aid Corp. (1)	2,588	10,248
Rush Enterprises Inc. Class B (1)	94	1,585
Ryan’s Restaurant Group Inc. (1)	2,354	34,204
Saks Inc. (2)	6,991	126,188
School Specialty Inc. (1)	941	36,850
Sears Holdings Corp. (1) (2)	5,351	712,593
Shoe Carnival Inc. (1)	256	4,480
ShopKo Stores Inc. (1)	1,649	36,641
Smart & Final Inc. (1)	611	7,430
Sonic Automotive Inc.	1,661	37,721
Sports Authority Inc. (The) (1) (2)	776	21,340
Stage Stores Inc. (1) (2)	1,108	42,536
Steak n Shake Co. (The) (1)	95	1,838
Systemax Inc. (1)	620	3,373
TBC Corp. (1)	956	26,634
Texas Roadhouse Inc. Class A (1)	234	6,571
Too Inc. (1)	1,883	46,454
Toys R Us Inc. (1)	10,571	272,309
Trans World Entertainment Corp. (1) (2)	1,516	22,331
Triarc Companies Inc. Class B (2)	676	9,349
United Auto Group Inc. (2)	951	26,466
Wendy’s International Inc.	5,344	208,630
West Marine Inc. (1)	154	3,274
Zale Corp. (1)	2,560	76,083

		11,998,414

SAVINGS & LOANS—1.31%
Abington Community Bancorp Inc. (1)	152	1,959
Anchor BanCorp Wisconsin Inc.	1,140	32,045
Astoria Financial Corp.	6,292	159,188
Atlantic Coast Federal Corp. (1)	250	3,115
Bank Mutual Corp.	4,361	51,547
BankAtlantic Bancorp Inc. Class A	2,119	36,871
BankUnited Financial Corp. Class A (1) (2)	1,468	39,430
Berkshire Hills Bancorp Inc.	345	11,644
Beverly Hills Bancorp Inc.	690	7,397
Brookline Bancorp Inc. (2)	3,239	48,261
Capitol Federal Financial (2)	1,115	38,624
Citizens First Bancorp Inc. (2)	515	11,505
Clifton Savings Bancorp Inc.	524	5,869
Commercial Capital Bancorp Inc.	780	15,873
Commercial Federal Corp. (2)	2,138	59,116
Dime Community Bancshares (2)	1,482	22,526
Downey Financial Corp.	1,085	66,760
Fidelity Bankshares Inc.	792	18,200
First Financial Holdings Inc.	32	889
First Niagara Financial Group Inc.	6,382	84,306
First Place Financial Corp.	783	14,329
FirstFed Financial Corp. (1)	497	25,352
Flagstar Bancorp Inc. (2)	437	8,543
Flushing Financial Corp.	885	16,107
Franklin Bank Corp. (Texas) (1)	569	9,815
Golden West Financial Corp.	9,104	550,792
Harbor Florida Bancshares Inc. (2)	958	32,668
Home Federal Bancorp Inc. (1)	263	3,195
Horizon Financial Corp.	576	10,817
Independence Community Bank Corp.	4,525	176,475
ITLA Capital Corp. (1)	256	12,790
Kearny Financial Corp. (1)	921	10,242
MAF Bancorp Inc.	1,483	61,604
NASB Financial Inc.	14	554
New York Community Bancorp Inc. (2)	14,472	262,812
Northwest Bancorp Inc. (2)	1,021	21,860
OceanFirst Financial Corp. (2)	503	11,554
Partners Trust Financial Group Inc.	1,698	17,999
PennFed Financial Services Inc.	360	5,342
People’s Bank	1,478	60,524
PFF Bancorp Inc.	664	18,326
Provident Bancorp Inc.	440	5,386
Provident Financial Holdings Inc.	159	4,729
Provident Financial Services Inc. (2)	3,821	65,339
Sovereign Bancorp Inc.	20,052	444,352
Sterling Financial Corp. (Washington) (1)	1,275	45,518
TierOne Corp.	884	20,774
United Community Financial Corp.	1,191	13,208
Washington Federal Inc. (2)	4,739	110,466
Washington Mutual Inc. (2)	47,322	1,869,219
Webster Financial Corp.	2,826	128,329
Westfield Financial Inc. (2)	256	6,400
WSFS Financial Corp.	348	18,291

		4,778,836

SEMICONDUCTORS—0.27%
Actel Corp. (1)	98	1,507
Advanced Micro Devices Inc. (1)	8,973	144,645
Alliance Semiconductor Corp. (1)	1,394	3,471
Applied Micro Circuits Corp. (1)	8,166	26,866
Axcelis Technologies Inc. (1)	1,140	8,322
Cohu Inc.	1,027	16,381
Conexant Systems Inc. (1)	25,918	38,877
Credence Systems Corp. (1) (2)	337	2,666
DuPont Photomasks Inc. (1)	114	3,040
Emulex Corp. (1)	3,121	58,800
Entegris Inc. (1)	524	5,182
ESS Technology Inc. (1)	189	996
Exar Corp. (1)	1,527	20,462
Fairchild Semiconductor International Inc. Class A (1)	2,700	41,391
Freescale Semiconductor Inc. Class B (1)	3,844	66,309
Genesis Microchip Inc. (1)	1,089	15,736

Integrated Device Technology Inc. (1)	1,208	14,532
Integrated Silicon Solution Inc. (1) (2)	1,382	9,259
International Rectifier Corp. (1)	630	28,665
Intersil Corp. Class A	3,814	66,058
IXYS Corp. (1)	82	938
Lattice Semiconductor Corp. (1)	2,910	15,627
Leadis Technology Inc. (1)	96	574
LSI Logic Corp. (1)	10,942	61,166
Micron Technology Inc. (1) (2)	16,779	173,495
Microtune Inc. (1)	433	1,866
MKS Instruments Inc. (1)	266	4,224
Monolithic Power Systems Inc. (1)	51	450
Monolithic System Technology Inc. (1)	169	989
Novellus Systems Inc.	2,041	54,556
ON Semiconductor Corp. (1)	167	660
Pericom Semiconductor Corp. (1)	237	2,031
Photronics Inc. (1) (2)	1,228	22,227
PortalPlayer Inc. (1) (2)	56	1,278
QLogic Corp. (1)	837	33,899
Rudolph Technologies Inc. (1)	86	1,295
SiRF Technology Holdings Inc. (1)	180	2,009
Skyworks Solutions Inc. (1)	940	5,969
Standard Microsystems Corp. (1)	412	7,152
Supertex Inc. (1)	11	201
TriQuint Semiconductor Inc. (1) (2)	3,156	10,667
Ultratech Inc. (1)	84	1,226
Veeco Instruments Inc. (1)	94	1,415
Volterra Semiconductor Corp. (1)	16	216
Zoran Corp. (1)	874	9,046

		986,341

SOFTWARE—1.05%
Activision Inc. (1)	1,750	25,905
Allscripts Healthcare Solutions Inc. (1) (2)	534	7,636
American Reprographics Co. (1)	153	2,196
ANSYS Inc. (1)	184	6,295
Ascential Software Corp. (1)	2,595	48,085
Atari Inc. (1)	751	2,373
Automatic Data Processing Inc.	4,447	199,893
Blackbaud Inc.	184	2,318
Blackboard Inc. (1)	152	2,651
BMC Software Inc. (1)	8,787	131,805
Borland Software Corp. (1)	2,513	20,406
CallWave Inc. (1)	52	307
Captaris Inc. (1)	271	1,098
CCC Information Services Group Inc. (1)	19	434
Compuware Corp. (1)	21,422	154,238
CSG Systems International Inc. (1)	745	12,136
Digi International Inc. (1)	189	2,593
eFunds Corp. (1)	2,615	58,367
Emageon Inc. (1)	64	1,149
EPIQ Systems Inc. (1) (2)	715	9,281
Fair Isaac Corp.	455	15,670
InPhonic Inc. (1) (2)	98	2,226
InterVideo Inc. (1)	95	1,045
JDA Software Group Inc. (1)	1,122	15,753
Keane Inc. (1) (2)	1,049	13,668
Lawson Software Inc. (1)	2,268	13,381
ManTech International Corp. Class A (1)	327	7,544
Manugistics Group Inc. (1)	2,405	4,040
MapInfo Corp. (1)	1,180	14,207
Microsoft Corp.	100,064	2,418,547
Midway Games Inc. (1)	278	2,852
MRO Software Inc. (1)	880	12,346
NAVTEQ Corp. (1)	533	23,106
NDCHealth Corp. (2)	1,264	20,199
NetIQ Corp. (1)	2,867	32,770
Oracle Corp. (1)	21,711	270,953
Parametric Technology Corp. (1)	6,860	38,347
Pegasystems Inc. (1)	83	447
Pinnacle Systems Inc. (1)	2,011	11,241
PLATO Learning Inc. (1)	789	6,154

Progress Software Corp. (1)	203	5,323
Safeguard Scientifics Inc. (1)	2,346	3,331
Salesforce.com Inc. (1)	267	4,002
ScanSoft Inc. (1)	1,652	6,145
Siebel Systems Inc. (1)	5,475	49,987
SPSS Inc. (1)	102	1,774
Sybase Inc. (1)	5,084	93,851
SYNNEX Corp. (1)	542	9,442
Take-Two Interactive Software Inc. (1) (2)	450	17,595
THQ Inc. (1) (2)	1,018	28,647
Ulticom Inc. (1)	80	890

		3,834,649

STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc. (1) (2)	431	17,417

		17,417

TELECOMMUNICATIONS—5.13%
Adaptec Inc. (1)	6,046	28,960
ADC Telecommunications Inc. (1)	13,344	26,555
Aeroflex Inc. (1)	370	3,452
Alaska Communications Systems Group Inc.	375	3,769
Alltel Corp. (2)	16,706	916,324
American Tower Corp. Class A (1) (2)	11,808	215,260
Anaren Inc. (1)	597	7,242
Andrew Corp. (1)	4,905	57,438
Anixter International Inc. (1)	871	31,487
Arris Group Inc. (1) (2)	495	3,420
AT&T Corp.	43,103	808,181
Audiovox Corp. Class A (1) (2)	423	5,389
BellSouth Corp. (2)	99,526	2,616,539
Black Box Corp.	952	35,614
Boston Communications Group Inc. (1)	768	5,468
Broadwing Corp. (1) (2)	2,227	9,220
C-COR Inc. (1) (2)	1,258	7,649
Centennial Communications Corp. (1)	602	6,532
CenturyTel Inc.	6,111	200,685
CIENA Corp. (1)	28,540	49,089
Cincinnati Bell Inc. (1)	13,487	57,320
Citizens Communications Co. (2)	18,001	232,933
Commonwealth Telephone Enterprises Inc. (1)	223	10,512
CommScope Inc. (1) (2)	1,133	16,950
Comtech Telecommunications Corp. (1)	183	9,534
Comverse Technology Inc. (1)	4,655	117,399
Corning Inc. (1)	11,802	131,356
Crown Castle International Corp. (1)	4,924	79,079
CT Communications Inc. (2)	950	10,004
D&E Communications Inc.	781	7,131
Dobson Communications Corp. Class A (1) (2)	3,293	6,652
Eagle Broadband Inc. (1)	10,150	3,451
EMS Technologies Inc. (1)	75	1,020
Enterasys Networks Inc. (1)	5,863	8,208
Extreme Networks Inc. (1)	941	5,542
FairPoint Communications Inc.	822	12,305
Finisar Corp. (1) (2)	1,776	2,220
Foundry Networks Inc. (1)	1,954	19,345
General Communication Inc. Class A (1)	2,441	22,286
Golden Telecom Inc. (2)	319	8,166
Harris Corp.	1,930	63,015
Hypercom Corp. (1)	503	2,379
Iowa Telecommunications Services Inc.	633	12,344
ITC DeltaCom Inc. (1)	16,550	13,075
JAMDAT Mobile Inc. (1)	61	1,052
Lucent Technologies Inc. (1)	232,984	640,706
MasTec Inc. (1)	1,052	8,637
MRV Communications Inc. (1) (2)	5,280	17,054
Network Equipment Technologies Inc. (1)	164	923
Newport Corp. (1) (2)	967	14,012
NTL Inc. (1)	2,640	168,089
Oplink Communications Inc. (1)	4,369	6,859
Optical Communication Products Inc. (1)	879	1,529
Polycom Inc. (1)	1,962	33,256

Powerwave Technologies Inc. (1)	2,853	22,082
Price Communications Corp. (1)	2,186	38,255
Primus Telecommunications Group Inc. (1) (2)	4,082	6,409
Qwest Communications International Inc. (1)	79,597	294,509
REMEC Inc. (1) (2)	1,476	7,793
SafeNet Inc. (1) (2)	532	15,593
SBC Communications Inc.	177,981	4,216,370
Scientific-Atlanta Inc.	8,234	232,363
Shenandoah Telecommunications Co.	329	10,199
Sprint Corp. (FON Group)	60,208	1,369,732
SureWest Communications	87	2,006
Sycamore Networks Inc. (1)	8,745	31,132
Symmetricom Inc. (1)	187	2,074
Syniverse Holdings Inc. (1)	229	3,160
TALK America Holdings Inc. (1)	1,808	11,662
Telephone & Data Systems Inc. (2)	835	68,136
Tellabs Inc. (1)	14,980	109,354
3Com Corp. (1)	20,757	73,895
Time Warner Telecom Inc. Class A (1)	2,379	9,445
Triton PCS Holdings Inc. Class A (1)	2,852	6,331
United States Cellular Corp. (1)	505	23,043
USA Mobility Inc. (1)	973	31,525
UTStarcom Inc. (1) (2)	496	5,431
Valor Communications Group Inc.	1,303	18,854
Verizon Communications Inc.	148,343	5,266,177
Zhone Technologies Inc. (1)	3,343	8,525

		18,666,671

TEXTILES—0.04%
Angelica Corp. (2)	524	14,672
G&K Services Inc. Class A	875	35,254
Mohawk Industries Inc. (1)	1,050	88,515
UniFirst Corp.	112	4,469
Weyco Group Inc.	149	6,523

		149,433

TOYS, GAMES & HOBBIES—0.14%
Action Performance Companies Inc. (2)	870	11,510
Department 56 Inc. (1)	606	10,581
Hasbro Inc.	8,302	169,776
Jakks Pacific Inc. (1) (2)	1,301	27,932
LeapFrog Enterprises Inc. (1) (2)	185	2,100
Mattel Inc.	13,001	277,571
RC2 Corp. (1)	350	11,900
Topps Co. (The)	1,499	13,806

		525,176

TRANSPORTATION—1.30%
Alexander & Baldwin Inc.	2,355	97,026
Arkansas Best Corp.	407	15,376
Burlington Northern Santa Fe Corp.	19,586	1,056,273
Central Freight Lines Inc. (1)	12	43
CNF Inc.	1,956	91,521
Covenant Transport Inc. Class A (1)	484	8,518
CSX Corp.	11,050	460,233
FedEx Corp.	3,557	334,180
Florida East Coast Industries Inc. (2)	1,143	48,555
Genesee & Wyoming Inc. Class A (1)	916	23,734
GulfMark Offshore Inc. (1)	347	8,991
Heartland Express Inc.	270	5,171
Hub Group Inc. Class A (1)	152	9,526
Kansas City Southern Industries Inc. (1) (2)	1,750	33,705
Kirby Corp. (1)	588	24,714
Laidlaw International Inc. (1)	5,698	118,518
Landstar System Inc. (1)	188	6,157
Marten Transport Ltd. (1)	609	12,990
Norfolk Southern Corp.	21,317	789,795
Offshore Logistics Inc. (1)	1,102	36,719
Overnite Corp.	1,549	49,553
Overseas Shipholding Group Inc.	1,478	92,981
P.A.M. Transportation Services Inc. (1)	335	5,762
Pacer International Inc. (1)	623	14,883

Quality Distribution Inc. (1)	438	4,752
RailAmerica Inc. (1)	1,578	19,693
Ryder System Inc.	1,921	80,106
SCS Transportation Inc. (1)	151	2,807
Seabulk International Inc. (1)	163	3,389
Swift Transportation Co. Inc. (1) (2)	1,810	40,073
U.S. Xpress Enterprises Inc. Class A (1)	263	4,300
Union Pacific Corp.	14,071	980,749
Universal Truckload Services Inc. (1)	138	2,912
USF Corp.	1,561	75,334
Werner Enterprises Inc.	1,565	30,408
Yellow Roadway Corp. (1) (2)	2,553	149,453

		4,738,900

TRUCKING & LEASING—0.03%
AMERCO	283	13,103
GATX Corp. (2)	2,615	86,792
Greenbrier Companies Inc. (The)	350	12,282

		112,177

WATER—0.06%
American States Water Co.	828	20,948
Aqua America Inc. (2)	5,098	124,187
California Water Service Group (2)	982	32,769
Connecticut Water Service Inc. (2)	426	10,624
Middlesex Water Co. (2)	426	7,732
PICO Holdings Inc. (1)	349	9,043
SJW Corp.	252	8,853
Southwest Water Co. (2)	896	9,345

		223,501

TOTAL COMMON STOCKS (Cost: $316,208,195)		363,478,471

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.45%

COMMERCIAL PAPER (4)—1.79%
Amstel Funding Corp.
2.95%, 08/19/05	$48,482	47,926
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	823,814	822,907
ANZ National Bank Ltd.
2.94%, 08/15/05	58,319	57,672
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	99,142	98,986
Cantabric Finance LLC
2.80%, 04/29/05	62,984	62,848
Chariot Funding LLC
2.70%, 04/06/05	31,492	31,480
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	117,804	117,704
Corporate Asset Funding
2.75%, 05/05/05	81,647	81,434
CRC Funding LLC
2.74%, 04/28/05	58,319	58,199
DEPFA Bank PLC
2.28%, 05/03/05	58,319	58,201
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	396,569	394,671
Fairway Finance LLC
3.15%, 09/15/05	103,755	102,239
Falcon Asset Securitization Corp.
2.75%, 04/14/05	46,655	46,609
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	144,631	144,343
Fortis Funding LLC
2.35%, 05/09/05	163,293	162,888

General Electric Capital Corp.
2.74%, 07/07/05	58,319	57,889
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	331,550	330,917
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	349,914	345,611
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	901,270	900,133
Kitty Hawk Funding Corp.
2.75%, 04/15/05	162,634	162,460
Liberty Street Funding Corp.
2.80%, 04/20/05	58,472	58,385
Moat Funding LLC
2.74%, 05/02/05	81,647	81,454
Mortgage Interest Networking Trust
2.77%, 04/13/05	96,809	96,720
New Center Asset Trust
2.80%, 04/15/05	116,638	116,511
Nordea North America Inc.
2.74%, 07/11/05	58,319	57,871
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	133,043	132,878
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	375,539	375,002
Polonius Inc.
2.82%, 04/28/05	96,809	96,605
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	100,453	100,352
Ranger Funding Co. LLC
2.75%, 04/14/05	174,957	174,783
Santander Central Hispano
2.75%, 07/08/05	145,797	144,708
Scaldis Capital LLC
2.75%, 07/08/05	29,192	28,974
Societe Generale
2.75%, 05/03/05	104,974	104,718
Sydney Capital Corp.
2.75%, 04/12/05	203,615	203,444
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	101,475	101,325
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	101,631	101,528
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	76,063	75,988
Tulip Funding Corp.
2.71%, 04/08/05	96,454	96,403
Variable Funding Capital Corp.
2.80%, 04/20/05	89,811	89,678
Yorktown Capital LLC
2.80%, 04/20/05	183,122	182,851

		6,505,295

FLOATING RATE NOTES (4)—2.54%
Allstate Life Global Funding II
2.74%, 01/10/06 (5)	53,653	53,655
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	408,233	408,299
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	75,815	75,797
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (5)	379,073	379,103
BMW US Capital LLC
2.82%, 04/18/06 (5)	116,638	116,638
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	396,569	396,501
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (5)	349,914	349,899
Commodore CDO Ltd.
3.08%, 12/12/05	29,159	29,159
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	349,914	349,868

DEPFA Bank PLC
2.99%, 12/15/05	116,638	116,638
Dorada Finance Inc.
2.66%, 07/29/05 (5)	96,809	96,800
Fairway Finance LLC
2.80%, 06/20/05	58,319	58,318
Fifth Third Bancorp
2.81%, 02/23/06 (5)	233,276	233,276
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (5)	151,629	151,636
General Electric Capital Corp.
2.86%, 03/09/06	52,487	52,554
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	42,588	42,588
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	75,815	75,815
Hartford Life Global Funding Trust
2.80%, 02/15/06	116,638	116,638
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	349,914	349,914
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (5)	524,871	524,877
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (5)	122,470	122,469
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (5)	478,215	478,324
Lothian Mortgages PLC
2.84%, 01/24/06 (5)	233,276	233,276
Marshall & Ilsley Corp.
2.95%, 02/20/06	116,638	116,762
MetLife Funding Inc.
2.74%, 03/06/06 (5)	174,957	174,957
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	291,595	291,577
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (5)	431,560	431,643
Norddeutsche Landesbank
2.63%, 07/27/05	116,638	116,625
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (5)	349,914	349,914
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	414,065	414,064
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (5)	64,151	64,140
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (5)	594,853	594,876
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (5)	358,895	358,883
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	349,914	349,914
Wells Fargo & Co.
2.78%, 03/15/06 (5)	58,319	58,327
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (5)	408,233	408,201
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (5)	587,855	587,817
Winston Funding Ltd.
2.75%, 04/25/05 (5)	83,279	83,279
World Savings Bank
2.71%, 09/09/05	40,823	40,821

		9,253,842

MONEY MARKET FUNDS—0.20%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)(6)	466,552	466,552
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (6)	182,088	182,088
BlackRock Temp Cash Money Market Fund (4)	21,752	21,752
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	48,892	48,892

		719,284

REPURCHASE AGREEMENTS (4) —1.83%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $2,566,240 and effective yields of 2.89% - 2.90%. (7)	$2,566,034	2,566,034
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,332,946 and an effective yield of 2.89%. (7)	2,332,758	2,332,758
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,749,709 and an effective yield of 2.89%. (7)	1,749,569	1,749,569

		6,648,361

TIME DEPOSITS (4)—1.01%
Abbey National Treasury Services PLC
1.39%, 04/08/05	81,647	81,647
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	116,638	116,638
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	163,293	163,293
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	151,629	151,629
First Tennessee Bank
2.77%, 04/15/05	58,319	58,319
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	144,631	144,631
Natexis Banques
2.98%, 08/18/05	116,638	116,638
Norddeutsche Landesbank
2.11%, 06/07/05	116,638	116,634
Rabobank Nederland NV NY
2.84%, 04/01/05	858,228	858,228
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	285,763	285,763
SunTrust Bank
2.68%, 05/03/05	116,638	116,628
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	396,569	396,555
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	209,948	209,947
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	577,358	577,358
Wells Fargo Bank N.A.
2.79%, 04/15/05	116,638	116,637
World Savings Bank
2.75%, 05/03/05	163,293	163,293

		3,673,838

U.S. GOVERNMENT AGENCY NOTES (4)—0.08%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	139,794	139,605
Federal National Mortgage Association
2.33%, 07/22/05	174,957	173,691

		313,296

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,113,916)		27,113,916

TOTAL INVESTMENTS IN SECURITIES — 107.29% (Cost: $343,322,111)		390,592,387
Other Assets, Less Liabilities — (7.29%)		(26,541,445)

NET ASSETS — 100.00%		$364,050,942

NVS  -  Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represents an investment of securities lending collateral. See Note 5.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.92%

ADVERTISING—0.41%
Getty Images Inc. (1) (2)	15,266	$1,085,565
Harte-Hanks Inc.	20,717	570,961
Interpublic Group of Companies Inc. (1)	149,354	1,834,067
Lamar Advertising Co. (1)	29,655	1,194,800
West Corp. (1)	7,123	227,936

		4,913,329

AEROSPACE & DEFENSE—0.77%
Alliant Techsystems Inc. (1) (2)	13,225	944,926
Goodrich (B.F.) Co.	41,917	1,605,002
L-3 Communications Holdings Inc.	36,739	2,609,204
Rockwell Collins Inc.	63,000	2,998,170
United Defense Industries Inc.	15,512	1,138,891

		9,296,193

AGRICULTURE—1.17%
Loews Corp. - Carolina Group	20,539	679,841
Monsanto Co.	94,193	6,075,447
Reynolds American Inc. (2)	53,303	4,295,689
UST Inc.	58,803	3,040,115

		14,091,092

AIRLINES—0.44%
AMR Corp. (1) (2)	61,933	662,683
JetBlue Airways Corp. (1) (2)	32,233	613,716
Southwest Airlines Co.	280,830	3,999,019

		5,275,418

APPAREL—0.90%
Coach Inc. (1)	66,884	3,787,641
Columbia Sportswear Co. (1) (2)	5,546	295,214
Jones Apparel Group Inc.	44,702	1,497,070
Liz Claiborne Inc.	39,569	1,587,904
Polo Ralph Lauren Corp. (2)	14,998	581,922
Reebok International Ltd. (2)	18,603	824,113
Timberland Co. Class A (1)	7,206	511,122
VF Corp.	30,170	1,784,254

		10,869,240

AUTO MANUFACTURERS—0.54%
Navistar International Corp. (1)	24,736	900,390
Oshkosh Truck Corp. (2)	12,478	1,023,071
PACCAR Inc.	62,360	4,514,240

		6,437,701

AUTO PARTS & EQUIPMENT—0.73%
American Axle & Manufacturing Holdings Inc.	16,380	401,310
Autoliv Inc.	33,610	1,601,516
BorgWarner Inc.	19,830	965,324
Dana Corp.	59,532	761,414
Johnson Controls Inc.	67,539	3,765,975
Lear Corp.	24,571	1,089,970
TRW Automotive Holdings Corp. (1)	8,830	171,567

		8,757,076

BANKS—5.45%
AmSouth Bancorp	125,163	3,247,980

Associated Bancorp	45,369	1,416,874
Assurant Inc.	28,562	962,539
Bank of Hawaii Corp.	18,949	857,632
BOK Financial Corp. (1)	6,407	260,637
City National Corp.	14,629	1,021,397
Colonial BancGroup Inc. (The)	47,302	970,637
Comerica Inc.	61,559	3,390,670
Commerce Bancorp Inc. (2)	49,202	1,597,589
Commerce Bancshares Inc. (2)	21,750	1,048,350
Compass Bancshares Inc.	43,650	1,981,710
Cullen/Frost Bankers Inc.	18,283	825,477
First Horizon National Corp. (2)	43,976	1,793,781
First Marblehead Corp. (The) (1)	668	38,430
FirstMerit Corp.	29,996	802,693
Fremont General Corp. (2)	22,420	493,016
Fulton Financial Corp. (2)	43,463	947,059
Genworth Financial Inc. Class A	51,701	1,422,812
Hibernia Corp. Class A	55,008	1,760,806
Hudson United Bancorp	15,644	551,451
Huntington Bancshares Inc.	81,357	1,944,432
International Bancshares Corp.	12,647	438,471
Investors Financial Services Corp.	23,520	1,150,363
M&T Bank Corp.	26,834	2,738,678
Marshall & Ilsley Corp.	78,937	3,295,620
Mercantile Bankshares Corp.	28,192	1,433,845
NewAlliance Bancshares Inc.	31,614	442,596
North Fork Bancorp Inc.	153,406	4,255,482
Northern Trust Corp.	69,391	3,014,345
Popular Inc.	94,562	2,299,748
Regions Financial Corp.	163,919	5,310,976
Sky Financial Group Inc.	36,616	982,041
South Financial Group Inc. (The)	24,985	763,042
Synovus Financial Corp.	108,295	3,017,099
TCF Financial Corp.	49,966	1,356,577
TD Banknorth Inc. (1)	31,685	989,839
UCBH Holdings Inc. (2)	15,956	636,644
UnionBanCal Corp.	19,823	1,214,159
Valley National Bancorp (2)	35,113	905,213
W Holding Co. Inc. (2)	38,735	390,061
Whitney Holding Corp.	14,445	642,947
Wilmington Trust Corp.	21,977	771,393
Zions Bancorporation	31,762	2,192,213

		65,577,324

BEVERAGES—0.54%
Brown-Forman Corp. Class B	19,901	1,089,580
Constellation Brands Inc. (1)	31,512	1,666,039
Molson Coors Brewing Co. Class B	21,433	1,653,985
Pepsi Bottling Group Inc.	54,032	1,504,791
PepsiAmericas Inc.	25,087	568,471

		6,482,866

BIOTECHNOLOGY—1.40%
Affymetrix Inc. (1) (2)	21,371	915,534
Celgene Corp. (1)	58,317	1,985,694
Charles River Laboratories International Inc. (1) (2)	21,330	1,003,363
Chiron Corp. (1)	43,969	1,541,553
Genzyme Corp. (1)	87,052	4,982,856
ICOS Corp. (1) (2)	26,099	586,184
Invitrogen Corp. (1)	19,170	1,326,564
Martek Biosciences Corp. (1) (2)	9,793	569,855
MedImmune Inc. (1)	88,252	2,101,280
Millipore Corp. (1)	18,618	808,021
Nektar Therapeutics (1) (2)	29,472	410,840
Protein Design Labs Inc. (1) (2)	38,071	608,755

		16,840,499

BUILDING MATERIALS—0.62%
American Standard Companies Inc.	66,092	3,071,956
Florida Rock Industries Inc.	10,542	620,080
Lafarge North America Inc.	11,709	684,391
Martin Marietta Materials Inc. (2)	17,146	958,804

Vulcan Materials Co.	36,397	2,068,442

		7,403,673

CHEMICALS—2.92%
Air Products & Chemicals Inc.	80,780	5,112,566
Ashland Inc.	25,080	1,692,148
Cabot Corp.	22,105	738,970
Celanese Corp. Class A (1)	17,692	318,279
Eastman Chemical Co.	27,621	1,629,639
Ecolab Inc.	65,366	2,160,346
Engelhard Corp.	44,316	1,330,809
Huntsman Corp. (1)	21,303	496,786
International Flavors & Fragrances Inc.	30,054	1,187,133
Lubrizol Corp.	23,131	940,044
Lyondell Chemical Co.	69,179	1,931,478
PPG Industries Inc.	60,969	4,360,503
Praxair Inc.	115,491	5,527,399
Rohm & Haas Co.	56,855	2,729,040
RPM International Inc.	41,306	755,074
Sherwin-Williams Co. (The)	42,531	1,870,939
Sigma-Aldrich Corp.	24,668	1,510,915
Valspar Corp. (The)	18,255	849,588

		35,141,656

COAL—0.46%
Arch Coal Inc.	21,980	945,360
CONSOL Energy Inc.	31,610	1,486,302
Massey Energy Co. (2)	26,866	1,075,715
Peabody Energy Corp.	42,768	1,982,724

		5,490,101

COMMERCIAL SERVICES—2.87%
ADESA Inc.	33,953	793,142
Alliance Data Systems Corp. (1)	15,838	639,855
ARAMARK Corp. Class B	36,267	953,097
BearingPoint Inc. (1) (2)	57,045	500,285
Block (H & R) Inc.	58,573	2,962,622
Career Education Corp. (1)	36,104	1,236,923
ChoicePoint Inc. (1)	31,515	1,264,067
Convergys Corp. (1)	51,005	761,505
Corinthian Colleges Inc. (1) (2)	32,334	508,290
Corporate Executive Board Co. (The)	13,847	885,516
Deluxe Corp.	17,739	707,077
DeVry Inc. (1) (2)	23,411	442,936
Donnelley (R.R.) & Sons Co.	77,177	2,440,337
Education Management Corp. (1)	25,898	723,849
Equifax Inc.	46,383	1,423,494
Hewitt Associates Inc. Class A (1) (2)	14,463	384,716
Iron Mountain Inc. (1) (2)	39,085	1,127,211
ITT Educational Services Inc. (1) (2)	16,228	787,058
Laureate Education Inc. (1)	13,598	581,858
Manpower Inc.	32,073	1,395,817
McKesson Corp.	103,418	3,904,029
MoneyGram International Inc. (2)	31,311	591,465
Moody’s Corp.	44,636	3,609,267
Pharmaceutical Product Development Inc. (1)	15,874	769,095
Rent-A-Center Inc. (1)	22,716	620,374
Robert Half International Inc.	52,662	1,419,768
Service Corp. International (1)	119,445	893,449
ServiceMaster Co. (The)	103,666	1,399,491
Viad Corp.	7,860	211,434
Weight Watchers International Inc. (1) (2)	14,442	620,717

		34,558,744

COMPUTERS—3.94%
Affiliated Computer Services Inc. Class A (1) (2)	43,679	2,325,470
Apple Computer Inc. (1)	282,769	11,782,984
Cadence Design Systems Inc. (1)	97,567	1,458,627
Ceridian Corp. (1)	52,605	896,915
Cognizant Technology Solutions Corp. (1)	45,993	2,124,877
Computer Sciences Corp. (1)	66,660	3,056,361
Diebold Inc.	25,873	1,419,134

DST Systems Inc. (1)	25,226	1,164,937
Electronic Data Systems Corp.	180,890	3,738,996
Henry (Jack) & Associates Inc.	24,081	433,217
Lexmark International Inc. (1)	46,176	3,692,695
Maxtor Corp. (1)	87,235	464,090
National Instruments Corp. (2)	19,270	521,254
NCR Corp. (1)	66,887	2,256,767
Network Appliance Inc. (1)	110,152	3,046,804
Reynolds & Reynolds Co. (The) Class A	22,342	604,575
SanDisk Corp. (1)	60,198	1,673,504
Storage Technology Corp. (1)	38,018	1,170,954
SunGard Data Systems Inc. (1)	103,082	3,556,329
Synopsys Inc. (1)	56,822	1,028,478
Western Digital Corp. (1)	73,701	939,688

		47,356,656

COSMETICS & PERSONAL CARE—0.24%
Alberto-Culver Co.	25,271	1,209,470
Estee Lauder Companies Inc. Class A	38,578	1,735,238

		2,944,708

DISTRIBUTION & WHOLESALE—0.75%
CDW Corp.	22,834	1,294,231
Fastenal Co. (2)	21,730	1,201,886
Genuine Parts Co.	61,986	2,695,771
Grainger (W.W.) Inc.	27,382	1,705,077
Hughes Supply Inc.	23,620	702,695
Ingram Micro Inc. Class A (1)	42,726	712,242
Tech Data Corp. (1)	20,515	760,286

		9,072,188

DIVERSIFIED FINANCIAL SERVICES—2.54%
AmeriCredit Corp. (1)	56,183	1,316,930
Ameritrade Holding Corp. (1)	83,905	856,670
Bear Stearns Companies Inc. (The)	40,231	4,019,077
BlackRock Inc.	6,519	488,469
CapitalSource Inc. (1) (2)	22,691	521,893
Chicago Mercantile Exchange Holdings Inc.	11,315	2,195,449
CIT Group Inc.	75,237	2,859,006
Doral Financial Corp.	30,558	668,915
E*TRADE Financial Corp. (1)	130,329	1,563,948
Eaton Vance Corp.	48,374	1,133,887
Edwards (A.G.) Inc.	28,445	1,274,336
Federated Investors Inc. Class B	29,274	828,747
Friedman, Billings, Ramsey Group Inc. Class A (2)	48,836	775,027
IndyMac Bancorp Inc.	21,710	738,140
Instinet Group Inc. (1)	44,940	264,247
Janus Capital Group Inc.	85,355	1,190,702
Jefferies Group Inc.	18,045	679,936
Legg Mason Inc.	37,248	2,910,559
Nuveen Investments Inc. Class A	7,082	243,054
Providian Financial Corp. (1)	103,836	1,781,826
Raymond James Financial Inc.	21,731	658,449
Student Loan Corp.	1,402	293,032
T. Rowe Price Group Inc.	38,617	2,293,077
Waddell & Reed Financial Inc. Class A	29,314	578,658
Westcorp Inc.	8,035	339,479
WFS Financial Inc.	2,394	103,301

		30,576,814

ELECTRIC—6.67%
AES Corp. (The) (1)	226,396	3,708,366
Allegheny Energy Inc. (1) (2)	49,028	1,012,918
ALLETE Inc.	10,339	432,687
Alliant Energy Corp.	39,569	1,059,658
Ameren Corp.	69,043	3,383,797
CenterPoint Energy Inc. (2)	96,937	1,166,152
Cinergy Corp.	63,917	2,589,917
Consolidated Edison Inc.	85,626	3,611,705
Constellation Energy Group Inc.	59,868	3,095,176
DPL Inc.	44,974	1,124,350
DTE Energy Co. (2)	61,608	2,801,932

Edison International	115,772	4,019,604
Energy East Corp.	52,284	1,370,886
FPL Group Inc.	131,434	5,277,075
Great Plains Energy Inc. (2)	26,544	811,716
Hawaiian Electric Industries Inc. (2)	28,433	725,610
MDU Resources Group Inc.	41,559	1,147,860
NiSource Inc.	93,567	2,132,392
Northeast Utilities	45,524	877,247
NRG Energy Inc. (1) (2)	24,919	850,984
NSTAR	18,887	1,025,564
OGE Energy Corp. (2)	31,159	839,735
Pepco Holdings Inc.	66,981	1,405,931
PG&E Corp. (2)	141,715	4,832,481
Pinnacle West Capital Corp.	32,384	1,376,644
PPL Corp.	67,121	3,623,863
Progress Energy Inc.	87,619	3,675,617
Public Service Enterprise Group Inc.	84,091	4,573,709
Puget Energy Inc.	35,276	777,483
Reliant Energy Inc. (1)	105,668	1,202,502
SCANA Corp.	39,394	1,505,639
TECO Energy Inc.	70,689	1,108,404
TXU Corp. (2)	97,649	7,775,790
Westar Energy Inc.	30,231	654,199
Wisconsin Energy Corp.	42,146	1,496,183
WPS Resources Corp. (2)	13,118	694,205
Xcel Energy Inc.	141,865	2,437,241

		80,205,222

ELECTRICAL COMPONENTS & EQUIPMENT—0.55%
American Power Conversion Corp.	61,571	1,607,619
AMETEK Inc.	23,921	962,820
Energizer Holdings Inc. (1)	25,685	1,535,963
Hubbell Inc. Class B	21,615	1,104,526
Molex Inc.	52,017	1,371,168

		6,582,096

ELECTRONICS—1.87%
Amphenol Corp. Class A	24,261	898,627
Applera Corp. - Applied Biosystems Group	71,541	1,412,219
Arrow Electronics Inc. (1)	41,170	1,043,659
Avnet Inc. (1)	42,746	787,381
AVX Corp. (2)	20,496	251,076
Cogent Inc. (1)	7,677	193,307
Dolby Laboratories Inc. Class A (1)	9,718	228,373
Fisher Scientific International Inc. (1)	38,793	2,208,097
FLIR Systems Inc. (1)	23,353	707,596
Gentex Corp. (2)	31,833	1,015,473
Jabil Circuit Inc. (1)	59,373	1,693,318
Mettler Toledo International Inc. (1)	15,700	745,750
Parker Hannifin Corp.	42,485	2,588,186
PerkinElmer Inc.	45,213	932,744
Sanmina-SCI Corp. (1)	184,639	963,816
Solectron Corp. (1)	333,115	1,155,909
Symbol Technologies Inc.	83,583	1,211,118
Tektronix Inc.	31,540	773,676
Thermo Electron Corp. (1)	58,753	1,485,863
Vishay Intertechnology Inc. (1)	55,700	692,351
Waters Corp. (1)	42,455	1,519,464

		22,508,003

ENGINEERING & CONSTRUCTION—0.22%
Fluor Corp. (2)	29,607	1,641,116
Jacobs Engineering Group Inc. (1)	20,099	1,043,540

		2,684,656

ENTERTAINMENT—0.22%
DreamWorks Animation SKG Inc. Class A (1) (2)	11,069	450,619
GTECH Holdings Corp.	41,994	988,119
International Speedway Corp. Class A	12,032	652,736
Metro-Goldwyn-Mayer Inc.	20,397	243,744
Regal Entertainment Group Class A (2)	14,904	313,431

		2,648,649

ENVIRONMENTAL CONTROL—0.23%
Nalco Holding Co. (1)	15,665	294,972
Republic Services Inc.	54,673	1,830,452
Stericycle Inc. (1)	15,340	678,028

		2,803,452

FOOD—2.79%
Albertson’s Inc. (2)	130,682	2,698,583
Archer-Daniels-Midland Co.	206,967	5,087,249
Campbell Soup Co.	81,660	2,369,773
Dean Foods Co. (1)	53,088	1,820,918
Del Monte Foods Co. (1)	64,597	700,877
Hershey Foods Corp.	57,759	3,492,109
Hormel Foods Corp.	26,514	824,851
Kroger Co. (1)	262,047	4,200,613
McCormick & Co. Inc. NVS	49,030	1,688,103
Pilgrim’s Pride Corp. (2)	5,467	195,281
Safeway Inc. (1)	165,904	3,074,201
Smithfield Foods Inc. (1)	30,199	952,778
Smucker (J.M.) Co. (The) (2)	20,428	1,027,528
SUPERVALU Inc.	47,974	1,599,933
Tootsie Roll Industries Inc.	9,142	274,245
Tyson Foods Inc. Class A	78,075	1,302,291
Whole Foods Market Inc.	21,938	2,240,528

		33,549,861

FOREST PRODUCTS & PAPER—0.74%
Bowater Inc.	22,562	849,911
Georgia-Pacific Corp.	90,594	3,215,181
Louisiana-Pacific Corp.	38,655	971,787
MeadWestvaco Corp.	74,546	2,372,054
Temple-Inland Inc.	19,748	1,432,717

		8,841,650

GAS—0.71%
AGL Resources Inc.	26,763	934,832
KeySpan Corp.	56,830	2,214,665
ONEOK Inc. (2)	36,509	1,125,207
Sempra Energy	72,889	2,903,898
UGI Corp.	14,102	640,513
Vectren Corp. (2)	26,831	714,778

		8,533,893

HAND & MACHINE TOOLS—0.33%
Black & Decker Corp.	28,096	2,219,303
Snap-On Inc.	20,604	655,001
Stanley Works (The)	25,113	1,136,866

		4,011,170

HEALTH CARE - PRODUCTS—1.93%
Bard (C.R.) Inc.	37,027	2,520,798
Bausch & Lomb Inc.	18,883	1,384,124
Beckman Coulter Inc.	21,964	1,459,508
Biomet Inc.	90,403	3,281,629
Cooper Companies Inc.	13,445	980,140
Cytyc Corp. (1)	39,276	903,741
Dade Behring Holdings Inc. (1)	9,827	579,105
DENTSPLY International Inc.	28,731	1,563,254
Edwards Lifesciences Corp. (1) (2)	21,035	909,133
Gen-Probe Inc. (1)	17,394	775,077
Henry Schein Inc. (1) (2)	31,448	1,127,096
Hillenbrand Industries Inc.	19,570	1,085,548
IDEXX Laboratories Inc. (1)	12,265	664,272
INAMED Corp. (1)	12,538	876,155
Patterson Companies Inc. (1) (2)	40,726	2,034,264
ResMed Inc. (1) (2)	12,015	677,646
Respironics Inc. (1)	12,459	725,986
Varian Medical Systems Inc. (1)	48,526	1,663,471

		23,210,947

HEALTH CARE - SERVICES—3.28%
Community Health Systems Inc. (1)	21,997	767,915
Covance Inc. (1)	22,230	1,058,370
Coventry Health Care Inc. (1)	35,793	2,438,935
DaVita Inc. (1)	32,974	1,379,962
Health Management Associates Inc. Class A (2)	86,652	2,268,549
Health Net Inc. (1)	40,111	1,312,031
Humana Inc. (1)	57,516	1,837,061
Laboratory Corp. of America Holdings (1)	50,164	2,417,905
Lincare Holdings Inc. (1)	35,483	1,569,413
Manor Care Inc.	31,591	1,148,649
PacifiCare Health Systems Inc. (1)	29,497	1,678,969
Quest Diagnostics Inc.	28,637	3,010,608
Renal Care Group Inc. (1) (2)	23,789	902,555
Tenet Healthcare Corp. (1)	165,081	1,903,384
Triad Hospitals Inc. (1) (2)	27,157	1,360,566
Universal Health Services Inc. Class B	17,193	900,913
WellChoice Inc. (1)	8,144	434,157
WellPoint Inc. (1)	104,582	13,109,354

		39,499,296

HOLDING COMPANIES - DIVERSIFIED—0.08%
Leucadia National Corp.	27,742	952,938

		952,938

HOME BUILDERS—1.54%
Centex Corp.	43,784	2,507,510
D.R. Horton Inc.	110,419	3,228,652
Hovnanian Enterprises Inc. Class A (1) (2)	11,905	607,155
KB Home	12,508	1,469,190
Lennar Corp. Class A	46,862	2,656,138
M.D.C. Holdings Inc.	10,833	754,519
NVR Inc. (1)	1,550	1,216,750
Pulte Homes Inc.	37,394	2,753,320
Ryland Group Inc.	17,064	1,058,309
Standard-Pacific Corp.	12,183	879,491
Toll Brothers Inc. (1)	16,884	1,331,303

		18,462,337

HOME FURNISHINGS—0.49%
Harman International Industries Inc.	20,878	1,846,868
Leggett & Platt Inc.	68,186	1,969,212
Maytag Corp. (2)	29,537	412,632
Whirlpool Corp.	24,587	1,665,278

		5,893,990

HOUSEHOLD PRODUCTS & WARES—0.89%
Avery Dennison Corp.	39,196	2,427,408
Church & Dwight Co. Inc. (2)	22,013	780,801
Clorox Co.	38,448	2,421,840
Fortune Brands Inc.	51,976	4,190,825
Fossil Inc. (1)	14,172	367,409
Scotts Miracle-Gro Co. (The) Class A (1)	7,659	537,892

		10,726,175

HOUSEWARES—0.18%
Newell Rubbermaid Inc. (2)	97,497	2,139,084

		2,139,084

INSURANCE—4.78%
Alleghany Corp. (1)	1,694	469,299
Allmerica Financial Corp. (1)	18,905	679,635
Ambac Financial Group Inc.	38,521	2,879,445
American Financial Group Inc.	13,089	403,141
American National Insurance Co.	2,830	299,697
AON Corp.	112,141	2,561,300
Berkley (W.R.) Corp.	25,417	1,260,683
Brown & Brown Inc. (2)	19,268	888,062
CIGNA Corp.	47,710	4,260,503
Cincinnati Financial Corp.	52,719	2,299,076
CNA Financial Corp. (1) (2)	9,193	257,956
Conseco Inc. (1)	54,273	1,108,255
Erie Indemnity Co. Class A	10,119	527,402

Fidelity National Financial Inc.	57,170	1,883,180
First American Corp.	27,885	918,532
Gallagher (Arthur J.) & Co. (2)	32,243	928,598
HCC Insurance Holdings Inc.	24,293	878,435
Jefferson-Pilot Corp.	48,618	2,384,713
Lincoln National Corp.	61,919	2,795,024
Loews Corp.	52,808	3,883,500
Markel Corp. (1) (2)	3,006	1,037,701
MBIA Inc.	51,312	2,682,591
Mercury General Corp.	9,273	512,426
MGIC Investment Corp.	35,052	2,161,657
Nationwide Financial Services Inc.	20,000	718,000
Odyssey Re Holdings Corp. (2)	4,248	106,370
Old Republic International Corp.	64,917	1,511,917
PMI Group Inc. (The)	33,907	1,288,805
Principal Financial Group Inc.	113,450	4,366,690
Protective Life Corp.	24,530	964,029
Radian Group Inc.	33,322	1,590,792
Reinsurance Group of America Inc.	10,477	446,111
SAFECO Corp.	44,997	2,191,804
StanCorp Financial Group Inc.	10,320	874,930
Torchmark Corp.	39,487	2,061,221
Transatlantic Holdings Inc. (2)	9,467	626,905
Unitrin Inc.	16,559	751,779
UNUMProvident Corp.	105,658	1,798,299
Wesco Financial Corp. (2)	488	187,870

		57,446,333

INTERNET—0.84%
Akamai Technologies Inc. (1) (2)	38,314	487,737
Ask Jeeves Inc. (1)	22,627	635,366
Avocent Corp. (1)	17,738	455,157
CheckFree Corp. (1)	28,947	1,179,880
Macromedia Inc. (1)	26,049	872,641
McAfee Inc. (1)	55,684	1,256,231
Monster Worldwide Inc. (1)	35,851	1,005,621
NetFlix Inc. (1) (2)	12,531	135,961
TIBCO Software Inc. (1)	74,596	555,740
VeriSign Inc. (1)	88,111	2,528,786
WebMD Corp. (1) (2)	110,821	941,978

		10,055,098

INVESTMENT COMPANIES—0.18%
Allied Capital Corp. (2)	45,936	1,198,930
American Capital Strategies Ltd. (2)	30,567	960,109

		2,159,039

IRON & STEEL—0.46%
International Steel Group Inc. (1)	5,341	210,969
Nucor Corp.	56,084	3,228,195
United States Steel Corp. (2)	40,373	2,052,967

		5,492,131

LEISURE TIME—0.31%
Brunswick Corp.	33,587	1,573,551
Polaris Industries Inc. (2)	14,669	1,030,204
Sabre Holdings Corp.	49,635	1,086,014

		3,689,769

LODGING—1.83%
Caesars Entertainment Inc. (1)	109,072	2,158,535
Choice Hotels International Inc.	6,214	384,957
Harrah’s Entertainment Inc.	40,080	2,588,366
Hilton Hotels Corp.	136,216	3,044,428
Mandalay Resort Group	24,063	1,696,201
Marriott International Inc. Class A	68,420	4,574,561
MGM Mirage (1)	21,093	1,493,806
Starwood Hotels & Resorts Worldwide Inc.	73,554	4,415,447
Station Casinos Inc.	14,380	971,369
Wynn Resorts Ltd. (1) (2)	9,407	637,230

		21,964,900

MACHINERY—0.65%
AGCO Corp. (1)	31,861	581,463
Briggs & Stratton Corp. (2)	18,329	667,359
Cummins Inc. (2)	14,465	1,017,613
Graco Inc.	24,721	997,740
Rockwell Automation Inc.	63,901	3,619,353
Zebra Technologies Corp. Class A (1)	20,490	973,070

		7,856,598

MANUFACTURING—2.07%
Brink’s Co. (The)	20,086	694,976
Carlisle Companies Inc.	10,988	766,633
Crane Co.	18,355	528,440
Donaldson Co. Inc.	27,321	881,922
Dover Corp.	72,217	2,729,080
Eastman Kodak Co. (2)	101,846	3,315,087
Eaton Corp.	53,520	3,500,208
Harsco Corp.	14,639	872,631
ITT Industries Inc.	32,915	2,970,250
Pall Corp.	44,876	1,217,037
Pentair Inc.	35,787	1,395,693
Roper Industries Inc. (2)	15,052	985,906
SPX Corp. (2)	28,682	1,241,357
Teleflex Inc.	12,621	645,943
Textron Inc.	42,111	3,142,323

		24,887,486

MEDIA—2.21%
Belo (A.H.) Corp.	34,913	842,800
Cablevision Systems Corp. (1)	61,784	1,733,041
Citadel Broadcasting Corp. (1)	19,058	261,666
Cox Radio Inc. Class A (1)	13,764	231,373
Dex Media Inc.	19,008	392,515
Dow Jones & Co. Inc.	22,038	823,560
Entercom Communications Corp. (1)	16,740	594,605
Gemstar-TV Guide International Inc. (1)	87,022	378,546
Hearst-Argyle Television Inc.	10,923	278,537
Knight Ridder Inc.	28,064	1,887,304
Lee Enterprises Inc. (2)	15,983	693,662
Liberty Media International Inc. Class A (1)	57,584	2,518,724
McClatchy Co. (The) Class A	6,699	496,798
Media General Inc. Class A	8,370	517,685
Meredith Corp.	12,918	603,917
New York Times Co. Class A (2)	53,013	1,939,216
Radio One Inc. Class D (1) (2)	29,074	428,842
Scripps (E.W.) Co. Class A (2)	22,306	1,087,418
Sirius Satellite Radio Inc. (1) (2)	446,652	2,510,184
UnitedGlobalCom Inc. Class A (1)	123,003	1,163,608
Univision Communications Inc. Class A (1) (2)	90,278	2,499,798
Washington Post Co. (The) Class B	1,957	1,749,558
Westwood One Inc. (1)	27,055	550,569
Wiley (John) & Sons Inc. Class A	16,764	590,931
XM Satellite Radio Holdings Inc. Class A (1) (2)	57,152	1,800,288

		26,575,145

METAL FABRICATE & HARDWARE—0.24%
Precision Castparts Corp.	22,691	1,747,434
Timken Co. (The)	23,924	654,082
Worthington Industries Inc.	23,284	448,916

		2,850,432

MINING—0.57%
Freeport-McMoRan Copper & Gold Inc. (2)	54,833	2,171,935
Owens-Illinois Inc. (1)	39,373	989,837
Phelps Dodge Corp.	33,232	3,380,691
Southern Peru Copper Corp. (2)	5,098	282,735

		6,825,198

OFFICE & BUSINESS EQUIPMENT—0.77%
IKON Office Solutions Inc. (2)	40,162	397,202
Pitney Bowes Inc.	82,125	3,705,480
Xerox Corp. (1)	339,581	5,144,652

		9,247,334

OFFICE FURNISHINGS—0.16%
Herman Miller Inc.	25,645	772,427
HNI Corp.	20,707	930,780
Steelcase Inc. Class A (2)	17,407	240,217

		1,943,424

OIL & GAS—4.56%
Amerada Hess Corp.	27,478	2,643,658
Chesapeake Energy Corp.	95,389	2,092,835
Diamond Offshore Drilling Inc. (2)	21,150	1,055,385
ENSCO International Inc.	53,824	2,027,012
EOG Resources Inc.	81,814	3,987,614
Kerr-McGee Corp.	46,997	3,681,275
Marathon Oil Corp.	122,756	5,759,712
Murphy Oil Corp.	28,328	2,796,823
Newfield Exploration Co. (1)	22,223	1,650,280
Noble Energy Inc.	20,614	1,402,164
Patina Oil & Gas Corp.	24,969	998,760
Patterson-UTI Energy Inc.	59,144	1,479,783
Pioneer Natural Resources Co. (2)	51,547	2,202,088
Pogo Producing Co.	22,698	1,117,650
Premcor Inc.	13,732	819,526
Pride International Inc. (1)	40,020	994,097
Rowan Companies Inc.	37,593	1,125,158
Sunoco Inc.	26,821	2,776,510
Unocal Corp.	93,656	5,777,639
Valero Energy Corp.	91,494	6,703,765
XTO Energy Inc.	113,554	3,729,113

		54,820,847

OIL & GAS SERVICES—1.42%
Baker Hughes Inc.	118,437	5,269,262
BJ Services Co.	57,168	2,965,876
Cooper Cameron Corp. (1)	19,068	1,090,880
FMC Technologies Inc. (1)	23,783	789,120
Grant Prideco Inc. (1)	43,661	1,054,850
National Oilwell Varco Inc. (1)	59,554	2,781,172
Smith International Inc.	37,201	2,333,619
Tidewater Inc. (2)	21,522	836,345

		17,121,124

PACKAGING & CONTAINERS—0.71%
Ball Corp.	38,649	1,603,161
Bemis Co. Inc.	38,159	1,187,508
Packaging Corporation of America (2)	21,469	521,482
Pactiv Corp. (1)	54,692	1,277,058
Sealed Air Corp. (1)	30,052	1,560,901
Smurfit-Stone Container Corp.	89,578	1,385,772
Sonoco Products Co.	34,948	1,008,250

		8,544,132

PHARMACEUTICALS—2.70%
Accredo Health Inc. (1)	17,132	760,832
Allergan Inc.	46,687	3,243,346
American Pharmaceutical Partners Inc. (1) (2)	6,815	352,608
AmerisourceBergen Corp.	39,442	2,259,632
Amylin Pharmaceuticals Inc. (1) (2)	36,397	636,584
Andrx Corp. (1)	26,073	591,075
Barr Pharmaceuticals Inc. (1)	31,432	1,534,825
Cephalon Inc. (1) (2)	21,452	1,004,597
Endo Pharmaceuticals Holdings Inc. (1) (2)	16,879	380,621
Eon Labs Inc. (1)	10,111	305,757
Express Scripts Inc. (1) (2)	23,492	2,048,267
Eyetech Pharmaceuticals Inc. (1)	2,495	68,613
Hospira Inc. (1)	55,331	1,785,531
ImClone Systems Inc. (1)	23,602	814,269
IVAX Corp. (1)	66,777	1,320,181
Kinetic Concepts Inc. (1)	9,321	555,998
Medco Health Solutions Inc. (1)	96,333	4,775,227
Medicis Pharmaceutical Corp. Class A (2)	19,829	594,473

MGI Pharma Inc. (1)	25,034	632,609
Mylan Laboratories Inc. (2)	95,583	1,693,731
NBTY Inc. (1)	19,326	484,889
Neurocrine Biosciences Inc. (1)	14,695	559,292
Omnicare Inc.	37,045	1,313,245
OSI Pharmaceuticals Inc. (1)	18,669	771,776
Sepracor Inc. (1)	37,053	2,127,213
VCA Antech Inc. (1)	22,558	456,348
Watson Pharmaceuticals Inc. (1)	45,535	1,399,291

		32,470,830

PIPELINES—1.12%
Dynegy Inc. Class A (1) (2)	101,200	395,692
El Paso Corp.	227,506	2,407,013
Equitable Resources Inc.	22,307	1,281,314
Kinder Morgan Inc.	33,953	2,570,242
National Fuel Gas Co. (2)	25,644	733,162
Questar Corp.	28,084	1,663,977
Western Gas Resources Inc.	19,012	654,963
Williams Companies Inc.	197,718	3,719,076

		13,425,439

REAL ESTATE—0.17%
Forest City Enterprises Inc. Class A	10,976	700,269
St. Joe Co. (The)	19,664	1,323,387

		2,023,656

REAL ESTATE INVESTMENT TRUSTS—5.28%
AMB Property Corp.	29,471	1,114,004
Annaly Mortgage Management Inc. (2)	41,691	782,123
Apartment Investment & Management Co. Class A	33,457	1,244,600
Archstone-Smith Trust	69,576	2,373,237
Arden Realty Group Inc.	23,182	784,711
AvalonBay Communities Inc. (2)	25,531	1,707,769
Boston Properties Inc. (2)	29,272	1,763,053
BRE Properties Inc. Class A (2)	17,774	627,422
Camden Property Trust (2)	17,973	845,270
Catellus Development Corp. (2)	36,637	976,376
CBL & Associates Properties Inc. (2)	7,556	540,330
CenterPoint Properties Trust	16,504	676,664
Crescent Real Estate Equities Co.	27,768	453,729
Developers Diversified Realty Corp. (2)	36,077	1,434,061
Duke Realty Corp. (2)	50,383	1,503,933
Equity Office Properties Trust	143,437	4,321,757
Equity Residential	99,557	3,206,731
Federal Realty Investment Trust	18,340	886,739
General Growth Properties Inc.	77,412	2,639,749
Health Care Property Investors Inc.	47,095	1,105,320
Health Care REIT Inc. (2)	18,125	580,000
Hospitality Properties Trust	23,799	961,004
Host Marriott Corp. (2)	123,331	2,042,361
HRPT Properties Trust	62,690	746,638
iStar Financial Inc.	39,243	1,616,027
Kimco Realty Corp.	34,473	1,858,095
Liberty Property Trust	30,233	1,180,599
Macerich Co. (The)	20,898	1,113,445
Mack-Cali Realty Corp.	21,506	910,779
Mills Corp. (2)	19,072	1,008,909
New Plan Excel Realty Trust Inc. (2)	35,583	893,489
Pan Pacific Retail Properties Inc.	14,259	809,198
Plum Creek Timber Co. Inc.	65,028	2,321,500
ProLogis	64,444	2,390,872
Public Storage Inc. (2)	29,028	1,652,854
Rayonier Inc. (2)	17,703	876,830
Reckson Associates Realty Corp.	27,176	834,303
Regency Centers Corp.	21,503	1,024,188
Shurgard Storage Centers Inc. Class A	16,217	664,573
Simon Property Group Inc.	59,535	3,606,630
SL Green Realty Corp. (2)	14,513	815,921
Thornburg Mortgage Inc. (2)	31,792	891,448
Trizec Properties Inc.	31,450	597,550
United Dominion Realty Trust Inc.	48,809	1,018,644

Ventas Inc.	29,997	748,725
Vornado Realty Trust (2)	34,030	2,357,258
Weingarten Realty Investors	26,953	930,148

		63,439,566

RETAIL—7.11%
Abercrombie & Fitch Co. Class A	30,934	1,770,662
Advance Auto Parts Inc. (1)	26,465	1,335,159
American Eagle Outfitters Inc.	38,250	1,130,288
AnnTaylor Stores Corp. (1)	24,187	618,945
Applebee’s International Inc.	29,337	808,528
AutoNation Inc. (1)	62,756	1,188,599
AutoZone Inc. (1)	19,782	1,695,317
Barnes & Noble Inc. (1)	19,049	657,000
Bed Bath & Beyond Inc. (1)	106,786	3,901,960
Big Lots Inc. (1) (2)	41,837	502,881
BJ’s Wholesale Club Inc. (1) (2)	24,717	767,710
Blockbuster Inc.	64,698	571,283
Borders Group Inc.	27,503	732,130
Brinker International Inc. (1)	31,920	1,156,142
Cabela’s Inc. Class A (1)	3,422	70,596
CarMax Inc. (1)	36,952	1,163,988
Cheesecake Factory (The) (1) (2)	27,505	975,052
Chico’s FAS Inc. (1)	63,522	1,795,132
Circuit City Stores Inc. (2)	70,959	1,138,892
Claire’s Stores Inc.	31,120	717,005
Copart Inc. (1)	23,312	549,231
Darden Restaurants Inc.	57,434	1,762,075
Dillard’s Inc. Class A (2)	21,182	569,796
Dollar General Corp.	104,698	2,293,933
Dollar Tree Stores Inc. (1)	40,409	1,160,951
Family Dollar Stores Inc.	53,893	1,636,191
Federated Department Stores Inc.	60,079	3,823,428
Foot Locker Inc.	55,536	1,627,205
Limited Brands Inc.	126,678	3,078,275
May Department Stores Co. (The)	104,971	3,886,026
Michaels Stores Inc.	48,983	1,778,083
MSC Industrial Direct Co. Inc. Class A	11,630	355,413
Neiman-Marcus Group Inc. Class A	15,214	1,392,233
Nordstrom Inc.	38,349	2,123,768
Office Depot Inc. (1)	111,003	2,462,047
OfficeMax Inc.	31,180	1,044,530
O’Reilly Automotive Inc. (1) (2)	17,416	862,614
Outback Steakhouse Inc. (2)	22,304	1,021,300
Pacific Sunwear of California Inc. (1)	27,101	758,286
Penney (J.C.) Co. Inc. (Holding Co.)	86,576	4,495,026
PETCO Animal Supplies Inc. (1)	14,567	536,211
PETsMART Inc.	51,171	1,471,166
Pier 1 Imports Inc. (2)	30,977	564,711
RadioShack Corp.	57,361	1,405,345
Regis Corp.	15,642	640,227
Rite Aid Corp. (1)	153,050	606,078
Ross Stores Inc.	53,743	1,566,071
Ruby Tuesday Inc. (2)	23,523	571,374
Saks Inc.	45,078	813,658
Sears Holdings Corp. (1) (2)	35,635	4,745,513
7-Eleven Inc. (1)	9,134	219,399
Talbots Inc. (The) (2)	6,549	209,437
Tiffany & Co.	55,734	1,923,938
Toys R Us Inc. (1)	76,268	1,964,664
Urban Outfitters Inc. (1)	15,017	720,365
Wendy’s International Inc.	40,698	1,588,850
Williams-Sonoma Inc. (1)	33,301	1,223,812
Yum! Brands Inc.	102,853	5,328,814

		85,477,313

SAVINGS & LOANS—0.84%
Astoria Financial Corp.	41,707	1,055,187
Capitol Federal Financial (2)	7,556	261,740
Hudson City Bancorp Inc.	23,842	871,425
Independence Community Bank Corp.	29,599	1,154,361
New York Community Bancorp Inc. (2)	93,895	1,705,133

People’s Bank	13,778	564,209
Sovereign Bancorp Inc.	131,064	2,904,378
Washington Federal Inc.	30,694	715,477
Webster Financial Corp.	18,348	833,183

		10,065,093

SEMICONDUCTORS—3.13%
Advanced Micro Devices Inc. (1)	131,715	2,123,246
Agere Systems Inc. Class B (1)	701,986	996,820
Altera Corp. (1)	133,006	2,630,859
Amkor Technology Inc. (1)	34,529	133,282
Applied Micro Circuits Corp. (1)	111,695	367,477
Atmel Corp. (1)	147,499	435,122
Conexant Systems Inc. (1)	299,676	449,514
Cree Inc. (1) (2)	26,385	573,874
Cypress Semiconductor Corp. (1) (2)	45,187	569,356
Fairchild Semiconductor International Inc. Class A (1)	45,772	701,685
Freescale Semiconductor Inc. Class B (1)	138,125	2,382,656
Integrated Circuit Systems Inc. (1)	25,646	490,352
International Rectifier Corp. (1)	23,517	1,070,024
Intersil Corp. Class A	53,309	923,312
KLA-Tencor Corp. (1)	69,843	3,213,476
Lam Research Corp. (1)	47,790	1,379,219
Linear Technology Corp.	109,953	4,212,299
LSI Logic Corp. (1)	136,543	763,275
MEMC Electronic Materials Inc. (1)	27,435	369,001
Microchip Technology Inc.	73,920	1,922,659
Micron Technology Inc. (1)	205,157	2,121,323
National Semiconductor Corp.	127,329	2,624,251
Novellus Systems Inc.	49,834	1,332,063
NVIDIA Corp. (1)	59,143	1,405,238
PMC-Sierra Inc. (1) (2)	62,719	551,927
QLogic Corp. (1)	36,237	1,467,599
Rambus Inc. (1) (2)	30,804	464,216
Semtech Corp. (1)	26,648	476,200
Silicon Laboratories Inc. (1) (2)	13,072	388,369
Teradyne Inc. (1)	78,016	1,139,034

		37,677,728

SOFTWARE—3.11%
Activision Inc. (1)	67,313	996,237
Acxiom Corp.	26,879	562,577
Adobe Systems Inc.	84,846	5,699,106
Autodesk Inc.	83,503	2,485,049
Avid Technology Inc. (1)	12,142	657,125
BEA Systems Inc. (1)	130,017	1,036,235
BMC Software Inc. (1)	79,772	1,196,580
Certegy Inc. (2)	22,517	779,539
Citrix Systems Inc. (1)	60,749	1,447,041
Compuware Corp. (1)	136,529	983,009
Dun & Bradstreet Corp. (1)	25,371	1,559,048
Fair Isaac Corp.	25,076	863,617
Fiserv Inc. (1)	69,258	2,756,468
Global Payments Inc. (2)	9,882	637,290
IMS Health Inc.	83,770	2,043,150
Intuit Inc. (1)	58,957	2,580,548
Mercury Interactive Corp. (1)	30,982	1,467,927
NAVTEQ Corp. (1)	14,322	620,859
Novell Inc. (1)	135,786	809,285
Pixar Inc. (1)	8,624	841,271
Red Hat Inc. (1) (2)	57,233	624,412
SEI Investments Co.	22,740	822,278
Siebel Systems Inc. (1)	151,898	1,386,829
Sybase Inc. (1)	34,232	631,923
Total System Services Inc.	13,102	327,419
Veritas Software Corp. (1)	156,578	3,635,741

		37,450,563

TELECOMMUNICATIONS—2.66%
ADC Telecommunications Inc. (1)	287,079	571,287
ADTRAN Inc.	27,206	479,914
American Tower Corp. Class A (1)	76,875	1,401,431

Andrew Corp. (1)	57,470	672,974
Avaya Inc. (1)	151,597	1,770,653
CenturyTel Inc.	49,487	1,625,153
CIENA Corp. (1)	202,492	348,286
Citizens Communications Co.	118,931	1,538,967
Comverse Technology Inc. (1)	69,743	1,758,918
Crown Castle International Corp. (1)	67,638	1,086,266
Enterasys Networks Inc. (1)	104	146
Foundry Networks Inc. (1) (2)	43,501	430,660
Harris Corp.	47,480	1,550,222
IDT Corp. Class B (1)	21,220	313,844
Juniper Networks Inc. (1) (2)	188,360	4,155,222
Level 3 Communications Inc. (1) (2)	240,160	494,730
Nextel Partners Inc. Class A (1) (2)	43,365	952,295
NII Holdings Inc. Class B (1)	14,176	815,120
NTL Inc. (1)	23,688	1,508,215
Plantronics Inc. (2)	16,895	643,362
Polycom Inc. (1)	37,632	637,862
Qwest Communications International Inc. (1)	524,777	1,941,675
Scientific-Atlanta Inc.	54,399	1,535,140
SpectraSite Inc. (1)	13,260	768,682
Telephone & Data Systems Inc.	17,639	1,439,342
Tellabs Inc. (1)	163,054	1,190,294
3Com Corp. (1)	138,317	492,409
United States Cellular Corp. (1)	5,455	248,912
UTStarcom Inc. (1) (2)	43,075	471,671
Western Wireless Corp. Class A (1)	29,420	1,116,783

		31,960,435

TEXTILES—0.28%
Cintas Corp.	44,327	1,831,148
Mohawk Industries Inc. (1)	18,583	1,566,547

		3,397,695

TOYS, GAMES & HOBBIES—0.40%
Hasbro Inc.	55,330	1,131,499
Marvel Enterprises Inc. (1) (2)	25,089	501,780
Mattel Inc.	150,068	3,203,952

		4,837,231

TRANSPORTATION—1.88%
Burlington Northern Santa Fe Corp.	131,858	7,111,102
CH Robinson Worldwide Inc.	30,473	1,570,274
CNF Inc.	18,034	843,811
CSX Corp.	76,272	3,176,729
Expeditors International Washington Inc.	37,519	2,009,142
Hunt (J.B.) Transport Services Inc.	16,213	709,643
Norfolk Southern Corp.	139,338	5,162,473
Ryder System Inc.	23,183	966,731
SIRVA Inc. (1)	19,108	135,858
Yellow Roadway Corp. (1) (2)	16,686	976,798

		22,662,561

WATER—0.07%
Aqua America Inc. (2)	32,823	799,568

		799,568

TOTAL COMMON STOCKS (Cost: $1,074,006,774)		1,201,505,365

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.58%

COMMERCIAL PAPER (3)—2.53%
Amstel Funding Corp.
2.95%, 08/19/05	$226,576	223,977
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	3,850,044	3,845,811

ANZ National Bank Ltd.
2.94%, 08/15/05	272,550	269,529
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	463,335	462,601
Cantabric Finance LLC
2.80%, 04/29/05	294,354	293,713
Chariot Funding LLC
2.70%, 04/06/05	147,177	147,122
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	550,551	550,083
Corporate Asset Funding
2.75%, 05/05/05	381,570	380,579
CRC Funding LLC
2.74%, 04/28/05	272,550	271,990
DEPFA Bank PLC
2.28%, 05/03/05	272,550	271,999
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	1,853,341	1,844,473
Fairway Finance LLC
3.15%, 09/15/05	484,894	477,809
Falcon Asset Securitization Corp.
2.75%, 04/14/05	218,040	217,825
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	675,924	674,581
Fortis Funding LLC
2.35%, 05/09/05	763,140	761,247
General Electric Capital Corp.
2.74%, 07/07/05	272,550	270,539
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	1,549,480	1,546,520
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	1,635,301	1,615,191
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	4,212,034	4,206,719
Kitty Hawk Funding Corp.
2.75%, 04/15/05	760,061	759,248
Liberty Street Funding Corp.
2.80%, 04/20/05	273,264	272,860
Moat Funding LLC
2.74%, 05/02/05	381,570	380,670
Mortgage Interest Networking Trust
2.77%, 04/13/05	452,433	452,016
New Center Asset Trust
2.80%, 04/15/05	545,100	544,507
Nordea North America Inc.
2.74%, 07/11/05	272,550	270,455
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	621,769	620,998
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	1,755,060	1,752,548
Polonius Inc.
2.82%, 04/28/05	452,433	451,476
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	469,462	468,990
Ranger Funding Co. LLC
2.75%, 04/14/05	817,651	816,840
Santander Central Hispano
2.75%, 07/08/05	681,375	676,284
Scaldis Capital LLC
2.75%, 07/08/05	136,428	135,407
Societe Generale
2.75%, 05/03/05	490,590	489,391
Sydney Capital Corp.
2.75%, 04/12/05	951,582	950,782
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	474,237	473,536
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	474,968	474,484
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	355,476	355,123
Tulip Funding Corp.
2.71%, 04/08/05	450,771	450,534

Variable Funding Capital Corp.
2.80%, 04/20/05	419,727	419,108
Yorktown Capital LLC
2.80%, 04/20/05	855,808	854,543

		30,402,108

FLOATING RATE NOTES (3)—3.60%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	250,746	250,754
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	1,907,851	1,908,162
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	354,315	354,235
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	1,771,576	1,771,716
BMW US Capital LLC
2.82%, 04/18/06 (4)	545,100	545,100
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	1,853,341	1,853,026
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	1,635,301	1,635,235
Commodore CDO Ltd.
3.08%, 12/12/05	136,275	136,275
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	1,635,301	1,635,087
DEPFA Bank PLC
2.99%, 12/15/05	545,100	545,100
Dorada Finance Inc.
2.66%, 07/29/05 (4)	452,433	452,389
Fairway Finance LLC
2.80%, 06/20/05	272,550	272,544
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,090,201	1,090,201
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	708,630	708,660
General Electric Capital Corp.
2.86%, 03/09/06	245,295	245,608
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	199,031	199,031
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	354,315	354,315
Hartford Life Global Funding Trust
2.80%, 02/15/06	545,100	545,100
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	1,635,301	1,635,300
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	2,452,952	2,452,989
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	572,355	572,355
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	2,234,911	2,235,412
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,090,201	1,090,201
Marshall & Ilsley Corp.
2.95%, 02/20/06	545,100	545,680
MetLife Funding Inc.
2.74%, 03/06/06 (4)	817,651	817,651
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,362,751	1,362,672
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	2,016,871	2,017,254
Norddeutsche Landesbank
2.63%, 07/27/05	545,100	545,039
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	1,635,301	1,635,301
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	1,935,106	1,935,106
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	299,805	299,746
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	2,780,012	2,780,121

Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	1,677,274	1,677,218
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	1,635,301	1,635,302
Wells Fargo & Co.
2.78%, 03/15/06 (4)	272,550	272,586
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	1,907,851	1,907,708
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	2,747,306	2,747,122
Winston Funding Ltd.
2.75%, 04/25/05 (4)	389,202	389,202
World Savings Bank
2.71%, 09/09/05	190,785	190,777

		43,247,280

MONEY MARKET FUNDS—0.32%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	2,180,402	2,180,402
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,286,721	1,286,721
BlackRock Temp Cash Money Market Fund (3)	101,657	101,657
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	228,495	228,495

		3,797,275

REPURCHASE AGREEMENTS (3)—2.58%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $11,993,171 and effective yields of 2.89% - 2.90%. (6)	$11,992,208	11,992,208
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $10,902,882 and an effective yield of 2.89%. (6)	10,902,007	10,902,007
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $8,177,162 and an effective yield of 2.89%. (6)	8,176,506	8,176,506

		31,070,721

TIME DEPOSITS (3)—1.43%
Abbey National Treasury Services PLC
1.39%, 04/08/05	381,562	381,562
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	545,100	545,100
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	763,140	763,140
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	708,630	708,630
First Tennessee Bank
2.77%, 04/15/05	272,550	272,550
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	675,924	675,924
Natexis Banques
2.98%, 08/18/05	545,100	545,100
Norddeutsche Landesbank
2.11%, 06/07/05	545,100	545,080
Rabobank Nederland NV NY
2.84%, 04/01/05	4,010,876	4,010,876
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	1,335,496	1,335,496
SunTrust Bank
2.68%, 05/03/05	545,100	545,053
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	1,853,341	1,853,284
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	981,181	981,177
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	2,698,247	2,698,247
Wells Fargo Bank N.A.
2.79%, 04/15/05	545,100	545,098

World Savings Bank
2.75%, 05/03/05	763,140	763,140

		17,169,457

U.S. GOVERNMENT AGENCY NOTES (3)—0.12%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	653,319	652,433
Federal National Mortgage Association
2.33%, 07/22/05	817,651	811,736

		1,464,169

TOTAL SHORT-TERM INVESTMENTS (Cost: $127,151,010)		127,151,010

TOTAL INVESTMENTS IN SECURITIES — 110.50% (Cost: $1,201,157,784)		1,328,656,375
Other Assets, Less Liabilities — (10.50%)		(126,202,096)

NET ASSETS — 100.00%		$1,202,454,279

NVS  -  Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represents an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.95%

ADVERTISING—0.79%
Getty Images Inc. (1) (2)	25,727	$1,829,447
Harte-Hanks Inc.	30,448	839,147
Interpublic Group of Companies Inc. (1) (2)	168,410	2,068,075
Lamar Advertising Co. (1)	39,326	1,584,445
West Corp. (1)	9,343	298,976

		6,620,090

AEROSPACE & DEFENSE—1.18%
Alliant Techsystems Inc. (1) (2)	14,614	1,044,170
L-3 Communications Holdings Inc.	31,413	2,230,951
Rockwell Collins Inc.	105,624	5,026,646
United Defense Industries Inc.	22,376	1,642,846

		9,944,613

AIRLINES—0.81%
AMR Corp. (1) (2)	45,841	490,499
JetBlue Airways Corp. (1) (2)	54,082	1,029,721
Southwest Airlines Co.	371,834	5,294,916

		6,815,136

APPAREL—0.95%
Coach Inc. (1)	112,095	6,347,940
Columbia Sportswear Co. (1) (2)	8,446	449,581
Polo Ralph Lauren Corp. (2)	3,717	144,220
Reebok International Ltd. (2)	4,313	191,066
Timberland Co. Class A (1)	12,021	852,650

		7,985,457

AUTO MANUFACTURERS—0.27%
Navistar International Corp. (1)	19,963	726,653
Oshkosh Truck Corp. (2)	18,791	1,540,674

		2,267,327

AUTO PARTS & EQUIPMENT—0.23%
BorgWarner Inc.	8,100	394,308
Johnson Controls Inc.	27,997	1,561,113

		1,955,421

BANKS—2.01%
Commerce Bancorp Inc. (2)	82,233	2,670,106
First Marblehead Corp. (The) (1)	11,089	637,950
Fremont General Corp. (2)	27,325	600,877
Genworth Financial Inc. Class A	12,030	331,066
Investors Financial Services Corp. (2)	39,429	1,928,472
NewAlliance Bancshares Inc.	53,745	752,430
North Fork Bancorp Inc.	50,663	1,405,392
Northern Trust Corp.	34,826	1,512,841
Synovus Financial Corp.	125,621	3,499,801
TCF Financial Corp.	74,158	2,013,390
UCBH Holdings Inc. (2)	26,888	1,072,831
Valley National Bancorp	3,369	86,853
W Holding Co. Inc. (2)	38,170	384,372

		16,896,381

BEVERAGES—0.38%
Brown-Forman Corp. Class B	17,454	955,606
Pepsi Bottling Group Inc.	81,996	2,283,589

		3,239,195

BIOTECHNOLOGY—3.09%
Affymetrix Inc. (1) (2)	35,985	1,541,597
Celgene Corp. (1)	97,471	3,318,888
Charles River Laboratories International Inc. (1) (2)	35,911	1,689,253
Chiron Corp. (1) (2)	65,272	2,288,436
Genzyme Corp. (1)	145,829	8,347,252
ICOS Corp. (1) (2)	15,335	344,424
Invitrogen Corp. (1)	15,211	1,052,601
Martek Biosciences Corp. (1) (2)	16,453	957,400
MedImmune Inc. (1)	148,165	3,527,809
Millennium Pharmaceuticals Inc. (1)	97,250	818,845
Millipore Corp. (1)	29,390	1,275,526
Nektar Therapeutics (1) (2)	49,785	694,003
Protein Design Labs Inc. (1) (2)	9,781	156,398

		26,012,432

BUILDING MATERIALS—0.64%
American Standard Companies Inc.	110,806	5,150,263
Florida Rock Industries Inc.	4,718	277,513

		5,427,776

CHEMICALS—1.07%
Celanese Corp. Class A (1)	4,040	72,680
Ecolab Inc.	109,737	3,626,808
Huntsman Corp. (1)	5,302	123,643
International Flavors & Fragrances Inc.	41,969	1,657,775
Praxair Inc.	55,743	2,667,860
Sherwin-Williams Co. (The)	6,205	272,958
Sigma-Aldrich Corp.	9,570	586,162

		9,007,886

COAL—0.26%
Arch Coal Inc.	13,958	600,334
CONSOL Energy Inc.	33,509	1,575,593

		2,175,927

COMMERCIAL SERVICES—4.75%
Alliance Data Systems Corp. (1)	26,668	1,077,387
ARAMARK Corp. Class B	60,561	1,591,543
BearingPoint Inc. (1)	14,624	128,252
Block (H & R) Inc.	98,214	4,967,664
Career Education Corp. (1) (2)	60,314	2,066,358
ChoicePoint Inc. (1)	52,647	2,111,671
Corinthian Colleges Inc. (1) (2)	53,696	844,101
Corporate Executive Board Co. (The)	23,273	1,488,308
DeVry Inc. (1) (2)	35,361	669,030
Education Management Corp. (1)	43,580	1,218,061
Equifax Inc.	52,221	1,602,662
Hewitt Associates Inc. Class A (1) (2)	24,067	640,182
Iron Mountain Inc. (1) (2)	65,334	1,884,233
ITT Educational Services Inc. (1) (2)	27,227	1,320,509
Laureate Education Inc. (1) (2)	18,446	789,304
Manpower Inc.	25,633	1,115,548
McKesson Corp.	78,528	2,964,432
MoneyGram International Inc.	23,310	440,326
Moody’s Corp.	74,814	6,049,460
Pharmaceutical Product Development Inc. (1)	28,489	1,380,292
Rent-A-Center Inc. (1)	26,028	710,825
Robert Half International Inc.	87,993	2,372,291
ServiceMaster Co. (The)	101,383	1,368,670
Viad Corp.	5,933	159,598
Weight Watchers International Inc. (1) (2)	24,310	1,044,844

		40,005,551

COMPUTERS—5.73%
Affiliated Computer Services Inc. Class A (1) (2)	50,812	2,705,231
Apple Computer Inc. (1)	240,935	10,039,761
Cadence Design Systems Inc. (1)	91,330	1,365,383
Ceridian Corp. (1)	56,854	969,361
Cognizant Technology Solutions Corp. (1)	77,216	3,567,379
DST Systems Inc. (1)	42,378	1,957,016
Henry (Jack) & Associates Inc.	40,872	735,287
Lexmark International Inc. (1)	77,395	6,189,278

Maxtor Corp. (1)	61,046	324,765
National Instruments Corp. (2)	31,967	864,707
NCR Corp. (1)	89,504	3,019,865
Network Appliance Inc. (1)	193,953	5,364,740
Reynolds & Reynolds Co. (The) Class A	34,661	937,927
SanDisk Corp. (1)	89,237	2,480,789
Storage Technology Corp. (1)	13,186	406,129
SunGard Data Systems Inc. (1)	151,208	5,216,676
Synopsys Inc. (1)	87,084	1,576,220
Unisys Corp. (1)	10,297	72,697
Western Digital Corp. (1)	34,646	441,736

		48,234,947

COSMETICS & PERSONAL CARE—0.55%
Alberto-Culver Co.	35,974	1,721,716
Estee Lauder Companies Inc. Class A	64,425	2,897,836

		4,619,552

DISTRIBUTION & WHOLESALE—0.60%
CDW Corp. (2)	38,357	2,174,075
Fastenal Co. (2)	36,287	2,007,034
Grainger (W.W.) Inc.	3,664	228,157
Hughes Supply Inc.	17,038	506,880
Ingram Micro Inc. Class A (1)	9,049	150,847

		5,066,993

DIVERSIFIED FINANCIAL SERVICES—2.99%
Ameritrade Holding Corp. (1)	140,744	1,436,996
BlackRock Inc.	10,989	823,406
CapitalSource Inc. (1) (2)	38,296	880,808
Chicago Mercantile Exchange Holdings Inc.	19,674	3,817,346
Doral Financial Corp.	51,500	1,127,335
E*TRADE Financial Corp. (1)	124,473	1,493,676
Eaton Vance Corp.	81,158	1,902,344
Federated Investors Inc. Class B	44,187	1,250,934
Friedman, Billings, Ramsey Group Inc. Class A (2)	46,281	734,479
IndyMac Bancorp Inc.	17,463	593,742
Instinet Group Inc. (1)	4,231	24,878
Legg Mason Inc.	62,348	4,871,873
Nuveen Investments Inc. Class A	7,913	271,574
Providian Financial Corp. (1)	48,480	831,917
T. Rowe Price Group Inc.	64,820	3,849,012
Waddell & Reed Financial Inc. Class A	49,172	970,655
Westcorp Inc.	4,891	206,645
WFS Financial Inc.	1,850	79,827

		25,167,447

ELECTRIC—0.78%
AES Corp. (The) (1)	379,537	6,216,816
Allegheny Energy Inc. (1) (2)	15,473	319,672

		6,536,488

ELECTRICAL COMPONENTS & EQUIPMENT—0.65%
American Power Conversion Corp.	55,890	1,459,288
AMETEK Inc.	28,469	1,145,877
Energizer Holdings Inc. (1)	18,690	1,117,662
Molex Inc.	67,763	1,786,233

		5,509,060

ELECTRONICS—2.72%
Amphenol Corp. Class A	40,425	1,497,342
AVX Corp. (2)	11,372	139,307
Cogent Inc. (1)	8,474	213,375
Dolby Laboratories Inc. Class A (1)	14,323	336,590
Fisher Scientific International Inc. (1)	64,907	3,694,506
FLIR Systems Inc. (1)	40,203	1,218,151
Gentex Corp. (2)	46,068	1,469,569
Jabil Circuit Inc. (1)	97,075	2,768,579
Mettler Toledo International Inc. (1)	14,956	710,410
PerkinElmer Inc.	39,339	811,564
Sanmina-SCI Corp. (1)	157,298	821,096
Solectron Corp. (1)	556,651	1,931,579
Symbol Technologies Inc.	139,660	2,023,673

Tektronix Inc.	45,700	1,121,021
Thermo Electron Corp. (1)	55,645	1,407,262
Vishay Intertechnology Inc. (1)	16,719	207,817
Waters Corp. (1)	71,184	2,547,675

		22,919,516

ENGINEERING & CONSTRUCTION—0.29%
Fluor Corp. (2)	19,350	1,072,570
Jacobs Engineering Group Inc. (1)	26,606	1,381,384

		2,453,954

ENTERTAINMENT—0.38%
DreamWorks Animation SKG Inc. Class A (1) (2)	8,281	337,120
GTECH Holdings Corp.	70,787	1,665,618
International Speedway Corp. Class A	18,017	977,422
Metro-Goldwyn-Mayer Inc.	9,819	117,337
Regal Entertainment Group Class A	3,063	64,415

		3,161,912

ENVIRONMENTAL CONTROL—0.21%
Allied Waste Industries Inc. (1)	70,857	517,965
Nalco Holding Co. (1)	4,443	83,662
Stericycle Inc. (1) (2)	25,965	1,147,653

		1,749,280

FOOD—1.51%
Campbell Soup Co.	68,382	1,984,446
Hershey Foods Corp.	80,377	4,859,593
McCormick & Co. Inc. NVS	61,832	2,128,876
Whole Foods Market Inc. (2)	36,823	3,760,733

		12,733,648

HAND & MACHINE TOOLS—0.39%
Black & Decker Corp.	41,170	3,252,018

		3,252,018

HEALTH CARE-PRODUCTS—4.40%
Bard (C.R.) Inc.	62,148	4,231,036
Bausch & Lomb Inc.	19,868	1,456,324
Beckman Coulter Inc.	36,699	2,438,649
Biomet Inc.	151,548	5,501,192
Cooper Companies Inc.	24,086	1,755,869
Cytyc Corp. (1)	65,940	1,517,279
Dade Behring Holdings Inc. (1)	22,032	1,298,346
DENTSPLY International Inc.	47,968	2,609,939
Edwards Lifesciences Corp. (1) (2)	35,400	1,529,988
Gen-Probe Inc. (1)	29,403	1,310,198
Henry Schein Inc. (1)	47,142	1,689,569
Hillenbrand Industries Inc.	7,508	416,469
IDEXX Laboratories Inc. (1)	19,595	1,061,265
INAMED Corp. (1)	21,124	1,476,145
Patterson Companies Inc. (1) (2)	72,917	3,642,204
ResMed Inc. (1) (2)	20,153	1,136,629
Respironics Inc. (1)	20,821	1,213,240
Varian Medical Systems Inc. (1)	81,592	2,796,974

		37,081,315

HEALTH CARE-SERVICES—5.23%
Community Health Systems Inc. (1)	18,516	646,394
Covance Inc. (1)	37,388	1,780,043
Coventry Health Care Inc. (1)	62,568	4,263,384
DaVita Inc. (1)	59,257	2,479,905
Health Management Associates Inc. Class A	128,413	3,361,852
Laboratory Corp. of America Holdings (1)	79,740	3,843,468
Lincare Holdings Inc. (1)	59,223	2,619,433
Manor Care Inc.	42,776	1,555,335
PacifiCare Health Systems Inc. (1)	11,748	668,696
Quest Diagnostics Inc.	48,503	5,099,120
Renal Care Group Inc. (1) (2)	39,773	1,508,988
Triad Hospitals Inc. (1) (2)	16,423	822,792
Universal Health Services Inc. Class B	15,354	804,550
WellChoice Inc. (1)	4,862	259,193
WellPoint Inc. (1)	114,468	14,348,564

		44,061,717

HOME BUILDERS—1.70%
Centex Corp.	35,549	2,035,891
D.R. Horton Inc.	101,233	2,960,053
Hovnanian Enterprises Inc. Class A (1) (2)	15,204	775,404
KB Home	1,101	129,323
Lennar Corp. Class A (2)	33,078	1,874,861
M.D.C. Holdings Inc.	10,244	713,495
NVR Inc. (1)	3,209	2,519,065
Pulte Homes Inc.	26,140	1,924,688
Ryland Group Inc.	4,444	275,617
Standard-Pacific Corp.	1,121	80,925
Toll Brothers Inc. (1)	12,750	1,005,337

		14,294,659

HOME FURNISHINGS—0.56%
Harman International Industries Inc.	35,047	3,100,258
Leggett & Platt Inc.	43,093	1,244,526
Maytag Corp. (2)	26,164	365,511

		4,710,295

HOUSEHOLD PRODUCTS & WARES—1.86%
Avery Dennison Corp.	65,796	4,074,746
Church & Dwight Co. Inc. (2)	36,802	1,305,367
Clorox Co.	45,734	2,880,785
Fortune Brands Inc.	81,888	6,602,629
Fossil Inc. (1)	23,605	611,960
Scotts Miracle-Gro Co. (The) Class A (1)	2,767	194,326

		15,669,813

HOUSEWARES—0.03%
Newell Rubbermaid Inc.	12,149	266,549

		266,549

INSURANCE—0.82%
Ambac Financial Group Inc.	15,488	1,157,728
Berkley (W.R.) Corp.	2,999	148,750
Brown & Brown Inc. (2)	32,280	1,487,785
Gallagher (Arthur J.) & Co.	51,113	1,472,054
HCC Insurance Holdings Inc.	10,670	385,827
Markel Corp. (1)	2,232	770,509
Radian Group Inc.	18,378	877,366
Transatlantic Holdings Inc.	1,629	107,872
Unitrin Inc.	11,822	536,719

		6,944,610

INTERNET—1.60%
Akamai Technologies Inc. (1) (2)	63,920	813,702
Ask Jeeves Inc. (1)	34,296	963,032
Avocent Corp. (1)	25,385	651,379
CheckFree Corp. (1)	31,546	1,285,815
Macromedia Inc. (1) (2)	43,829	1,468,271
McAfee Inc. (1)	77,904	1,757,514
Monster Worldwide Inc. (1)	60,205	1,688,750
NetFlix Inc. (1) (2)	20,575	223,239
TIBCO Software Inc. (1)	101,622	757,084
VeriSign Inc. (1)	102,356	2,937,617
WebMD Corp. (1) (2)	112,046	952,391

		13,498,794

INVESTMENT COMPANIES—0.07%
American Capital Strategies Ltd. (2)	18,271	573,892

		573,892

IRON & STEEL—0.32%
International Steel Group Inc. (1)	637	25,161
Nucor Corp.	46,542	2,678,958

		2,704,119

LEISURE TIME—0.40%
Brunswick Corp.	32,819	1,537,570
Polaris Industries Inc. (2)	25,614	1,798,871

		3,336,441

LODGING—2.78%
Choice Hotels International Inc.	10,426	645,891
Harrah’s Entertainment Inc.	36,754	2,373,573
Hilton Hotels Corp.	195,244	4,363,703
Mandalay Resort Group	40,182	2,832,429
Marriott International Inc. Class A	101,018	6,754,063
MGM Mirage (1)	6,793	481,080
Starwood Hotels & Resorts Worldwide Inc.	44,259	2,656,868
Station Casinos Inc.	26,626	1,798,586
Wynn Resorts Ltd. (1) (2)	21,678	1,468,468

		23,374,661

MACHINERY—0.98%
Briggs & Stratton Corp. (2)	23,453	853,924
Graco Inc.	41,391	1,670,541
Rockwell Automation Inc.	72,191	4,088,898
Zebra Technologies Corp. Class A (1)	34,250	1,626,533

		8,239,896

MANUFACTURING—1.23%
Brink’s Co. (The)	32,008	1,107,477
Donaldson Co. Inc. (2)	45,808	1,478,682
Dover Corp.	97,578	3,687,473
Harsco Corp.	8,363	498,518
ITT Industries Inc.	20,327	1,834,308
Pall Corp.	6,342	171,995
Roper Industries Inc.	22,206	1,454,493
SPX Corp.	2,767	119,756

		10,352,702

MEDIA—3.27%
Belo (A.H.) Corp.	35,041	845,890
Cablevision Systems Corp. (1)	88,740	2,489,157
Citadel Broadcasting Corp. (1)	14,260	195,790
Cox Radio Inc. Class A (1)	9,956	167,360
Dex Media Inc.	20,181	416,738
Dow Jones & Co. Inc.	34,887	1,303,727
Entercom Communications Corp. (1)	11,355	403,330
Gemstar-TV Guide International Inc. (1)	57,222	248,916
Knight Ridder Inc.	7,950	534,637
Liberty Media International Inc. Class A (1)	61,885	2,706,850
Media General Inc. Class A	6,732	416,374
Meredith Corp.	21,801	1,019,197
New York Times Co. Class A (2)	80,593	2,948,092
Radio One Inc. Class D (1)	23,035	339,766
Scripps (E.W.) Co. Class A (2)	37,567	1,831,391
UnitedGlobalCom Inc. Class A (1)	162,506	1,537,307
Univision Communications Inc. Class A (1) (2)	82,903	2,295,584
Washington Post Co. (The) Class B	3,275	2,927,850
Westwood One Inc. (1)	45,025	916,259
Wiley (John) & Sons Inc. Class A	27,991	986,683
XM Satellite Radio Holdings Inc. Class A (1) (2)	95,468	3,007,242

		27,538,140

METAL FABRICATE & HARDWARE—0.33%
Precision Castparts Corp.	20,553	1,582,787
Timken Co. (The)	20,427	558,474
Worthington Industries Inc.	32,563	627,815

		2,769,076

MINING—0.46%
Freeport-McMoRan Copper & Gold Inc.	91,641	3,629,900
Southern Peru Copper Corp. (2)	4,462	247,463

		3,877,363

OFFICE & BUSINESS EQUIPMENT—0.50%
Pitney Bowes Inc.	76,267	3,441,167
Xerox Corp. (1)	51,887	786,088

		4,227,255

OFFICE FURNISHINGS—0.33%
Herman Miller Inc. (2)	43,037	1,296,274
HNI Corp.	32,812	1,474,899

		2,771,173

OIL & GAS—2.09%
Diamond Offshore Drilling Inc. (2)	18,357	916,014
ENSCO International Inc.	50,252	1,892,490
Newfield Exploration Co. (1)	18,135	1,346,705
Patina Oil & Gas Corp.	42,005	1,680,200
Patterson-UTI Energy Inc.	91,970	2,301,089
Pioneer Natural Resources Co. (2)	14,909	636,912
Pogo Producing Co.	7,764	382,299
Pride International Inc. (1) (2)	32,075	796,743
Rowan Companies Inc.	31,937	955,874
XTO Energy Inc.	203,085	6,669,311

		17,577,637

OIL & GAS SERVICES—2.81%
Baker Hughes Inc.	198,417	8,827,572
BJ Services Co.	95,840	4,972,179
Cooper Cameron Corp. (1)	6,678	382,048
FMC Technologies Inc. (1)	40,031	1,328,229
Grant Prideco Inc. (1)	72,866	1,760,443
National Oilwell Varco Inc. (1)	39,475	1,843,473
Smith International Inc.	62,175	3,900,238
Tidewater Inc.	17,280	671,501

		23,685,683

PACKAGING & CONTAINERS—0.60%
Ball Corp.	33,739	1,399,494
Pactiv Corp. (1)	61,601	1,438,383
Sealed Air Corp. (1)	42,137	2,188,596

		5,026,473

PHARMACEUTICALS—4.93%
Accredo Health Inc. (1)	28,870	1,282,117
Allergan Inc.	78,239	5,435,263
American Pharmaceutical Partners Inc. (1) (2)	11,429	591,336
AmerisourceBergen Corp.	17,935	1,027,496
Amylin Pharmaceuticals Inc. (1) (2)	61,150	1,069,514
Andrx Corp. (1)	43,280	981,158
Barr Pharmaceuticals Inc. (1)	52,515	2,564,308
Cephalon Inc. (1) (2)	33,455	1,566,698
Endo Pharmaceuticals Holdings Inc. (1)	27,894	629,010
Eon Labs Inc. (1)	16,659	503,768
Express Scripts Inc. (1) (2)	37,149	3,239,021
Eyetech Pharmaceuticals Inc. (1)	3,325	91,438
ImClone Systems Inc. (1)	39,777	1,372,307
IVAX Corp. (1)	117,030	2,313,683
Kinetic Concepts Inc. (1)	15,536	926,722
Medco Health Solutions Inc. (1)	70,232	3,481,400
Medicis Pharmaceutical Corp. Class A (2)	33,384	1,000,852
MGI Pharma Inc. (1)	41,977	1,060,759
Mylan Laboratories Inc. (2)	159,725	2,830,327
NBTY Inc. (1)	32,480	814,923
Neurocrine Biosciences Inc. (1)	21,639	823,580
Omnicare Inc.	50,603	1,793,876
OSI Pharmaceuticals Inc. (1)	29,591	1,223,292
Sepracor Inc. (1) (2)	62,592	3,593,407
VCA Antech Inc. (1)	37,553	759,697
Watson Pharmaceuticals Inc. (1)	17,843	548,315

		41,524,267

PIPELINES—0.08%
Kinder Morgan Inc.	9,107	689,400

		689,400

REAL ESTATE—0.26%
St. Joe Co. (The)	32,993	2,220,429

		2,220,429

REAL ESTATE INVESTMENT TRUSTS—0.76%
Catellus Development Corp.	61,445	1,637,509

CBL & Associates Properties Inc.	5,607	400,957
General Growth Properties Inc.	17,182	585,906
Mills Corp.	13,111	693,572
Regency Centers Corp.	21,076	1,003,850
Ventas Inc.	27,583	688,472
Weingarten Realty Investors (2)	40,798	1,407,939

		6,418,205

RETAIL—9.36%
Abercrombie & Fitch Co. Class A	51,907	2,971,157
Advance Auto Parts Inc. (1)	44,234	2,231,605
American Eagle Outfitters Inc.	58,527	1,729,473
AnnTaylor Stores Corp. (1)	27,692	708,638
Applebee’s International Inc.	49,054	1,351,928
AutoZone Inc. (1)	33,075	2,834,528
Barnes & Noble Inc. (1)	3,049	105,160
Bed Bath & Beyond Inc. (1)	178,984	6,540,075
Big Lots Inc. (1) (2)	28,824	346,464
Blockbuster Inc.	31,543	278,525
Brinker International Inc. (1)	48,704	1,764,059
Cabela’s Inc. Class A (1)	3,629	74,866
CarMax Inc. (1) (2)	61,931	1,950,827
Cheesecake Factory (The) (1) (2)	46,297	1,641,229
Chico’s FAS Inc. (1) (2)	106,191	3,000,958
Circuit City Stores Inc.	20,574	330,213
Claire’s Stores Inc.	48,172	1,109,883
Copart Inc. (1)	39,335	926,733
Darden Restaurants Inc.	42,180	1,294,082
Dollar General Corp.	175,758	3,850,858
Dollar Tree Stores Inc. (1) (2)	67,769	1,947,003
Family Dollar Stores Inc.	90,102	2,735,497
Foot Locker Inc.	38,971	1,141,850
Limited Brands Inc.	11,384	276,631
Michaels Stores Inc.	81,868	2,971,808
MSC Industrial Direct Co. Inc. Class A	19,238	587,913
Nordstrom Inc.	43,409	2,403,990
O’Reilly Automotive Inc. (1) (2)	29,004	1,436,568
Outback Steakhouse Inc. (2)	33,264	1,523,159
Pacific Sunwear of California Inc. (1)	45,701	1,278,714
PETCO Animal Supplies Inc. (1)	24,544	903,465
PETsMART Inc.	85,980	2,471,925
Pier 1 Imports Inc. (2)	23,812	434,093
RadioShack Corp.	95,791	2,346,880
Regis Corp.	11,102	454,405
Rite Aid Corp. (1)	229,650	909,414
Ross Stores Inc. (2)	89,713	2,614,237
Ruby Tuesday Inc. (2)	39,671	963,609
7-Eleven Inc. (1)	15,252	366,353
Talbots Inc. (The) (2)	10,919	349,190
Tiffany & Co.	87,509	3,020,811
Urban Outfitters Inc. (1)	27,181	1,303,873
Wendy’s International Inc.	8,612	336,212
Williams-Sonoma Inc. (1)	55,580	2,042,565
Yum! Brands Inc.	172,392	8,931,630

		78,793,056
SAVINGS & LOANS—0.17%
Hudson City Bancorp Inc.	39,972	1,460,977

		1,460,977

SEMICONDUCTORS—6.45%
Advanced Micro Devices Inc. (1)	124,971	2,014,533
Agere Systems Inc. Class B (1)	1,021,021	1,449,850
Altera Corp. (1)	222,978	4,410,505
Amkor Technology Inc. (1)	58,286	224,984
Applied Micro Circuits Corp. (1)	89,911	295,807
Atmel Corp. (1)	248,549	733,220
Conexant Systems Inc. (1)	153,945	230,918
Cree Inc. (1) (2)	44,266	962,786
Cypress Semiconductor Corp. (1) (2)	76,718	966,647
Fairchild Semiconductor International Inc. Class A (1)	39,224	601,304
Freescale Semiconductor Inc. Class B (1)	189,447	3,267,961
Integrated Circuit Systems Inc. (1)	43,212	826,213

International Rectifier Corp. (1) (2)	32,558	1,481,389
Intersil Corp. Class A	45,828	793,741
KLA-Tencor Corp. (1)	117,092	5,387,403
Lam Research Corp. (1)	79,815	2,303,461
Linear Technology Corp.	184,310	7,060,916
LSI Logic Corp. (1) (2)	103,073	576,178
MEMC Electronic Materials Inc. (1)	45,156	607,348
Microchip Technology Inc.	123,947	3,223,861
Micron Technology Inc. (1)	162,115	1,676,269
National Semiconductor Corp.	213,698	4,404,316
Novellus Systems Inc.	62,455	1,669,422
NVIDIA Corp. (1)	99,020	2,352,715
PMC-Sierra Inc. (1) (2)	105,248	926,182
QLogic Corp. (1)	47,485	1,923,143
Rambus Inc. (1) (2)	51,967	783,143
Semtech Corp. (1)	44,520	795,572
Silicon Laboratories Inc. (1) (2)	21,928	651,481
Teradyne Inc. (1)	115,835	1,691,191

		54,292,459

SOFTWARE—6.79%
Activision Inc. (1)	93,571	1,384,846
Acxiom Corp.	49,414	1,034,235
Adobe Systems Inc.	142,212	9,552,380
Autodesk Inc.	139,975	4,165,656
Avid Technology Inc. (1)	20,256	1,096,255
BEA Systems Inc. (1)	218,054	1,737,890
BMC Software Inc. (1)	39,003	585,045
Certegy Inc. (2)	37,889	1,311,717
Citrix Systems Inc. (1)	101,374	2,414,729
Dun & Bradstreet Corp. (1)	42,357	2,602,838
Fair Isaac Corp.	35,844	1,234,467
Fiserv Inc. (1)	116,125	4,621,775
Global Payments Inc. (2)	16,635	1,072,791
IMS Health Inc.	139,962	3,413,673
Intuit Inc. (1)	98,910	4,329,291
Mercury Interactive Corp. (1)	50,281	2,382,314
NAVTEQ Corp. (1)	18,026	781,427
Novell Inc. (1)	228,908	1,364,292
Pixar Inc. (1) (2)	14,465	1,411,061
Red Hat Inc. (1) (2)	96,419	1,051,931
SEI Investments Co.	38,151	1,379,540
Siebel Systems Inc. (1)	196,883	1,797,542
Total System Services Inc.	22,150	553,529
Veritas Software Corp. (1)	254,691	5,913,925

		57,193,149

TELECOMMUNICATIONS—3.60%
ADC Telecommunications Inc. (1)	339,909	676,419
ADTRAN Inc.	35,800	631,512
Andrew Corp. (1)	41,664	487,885
Avaya Inc. (1)	253,309	2,958,649
CIENA Corp. (1)	29,417	50,597
Comverse Technology Inc. (1)	64,595	1,629,086
Crown Castle International Corp. (1)	57,609	925,201
Enterasys Networks Inc. (1)	41	57
Foundry Networks Inc. (1)	46,804	463,360
Harris Corp.	52,310	1,707,922
IDT Corp. Class B (1) (2)	36,216	535,635
JDS Uniphase Corp. (1) (2)	823,098	1,374,574
Juniper Networks Inc. (1) (2)	315,669	6,963,658
Level 3 Communications Inc. (1) (2)	404,492	833,254
Nextel Partners Inc. Class A (1) (2)	73,017	1,603,453
NII Holdings Inc. Class B (1)	33,959	1,952,643
Plantronics Inc.	28,378	1,080,634
Polycom Inc. (1)	38,444	651,626
SpectraSite Inc. (1)	23,374	1,354,991
Telephone & Data Systems Inc.	12,888	1,051,661
Tellabs Inc. (1)	110,947	809,913
United States Cellular Corp. (1)	4,406	201,046
UTStarcom Inc. (1) (2)	47,409	519,129
Western Wireless Corp. Class A (1)	49,098	1,863,760

		30,326,665

TEXTILES–0.53%
Cintas Corp.	74,330	3,070,572
Mohawk Industries Inc. (1)	16,264	1,371,055

		4,441,627

TOYS, GAMES & HOBBIES–0.38%
Marvel Enterprises Inc. (1) (2)	42,380	847,600
Mattel Inc.	110,190	2,352,557

		3,200,157

TRANSPORTATION–1.04%
CH Robinson Worldwide Inc.	50,883	2,622,001
CNF Inc.	8,674	405,856
Expeditors International Washington Inc.	62,687	3,356,889
Hunt (J.B.) Transport Services Inc.	34,038	1,489,843
Ryder System Inc.	18,226	760,024
SIRVA Inc. (1)	11,929	84,815

		8,719,428

TOTAL COMMON STOCKS (Cost: $775,525,752)		841,620,089

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.64%

COMMERCIAL PAPER (3)–2.80%
Amstel Funding Corp.
2.95%, 08/19/05	$175,974	173,955
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	2,990,191	2,986,905
ANZ National Bank Ltd.
2.94%, 08/15/05	211,680	209,333
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	359,856	359,286
Cantabric Finance LLC
2.80%, 04/29/05	228,614	228,116
Chariot Funding LLC
2.70%, 04/06/05	114,307	114,265
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	427,593	427,230
Corporate Asset Funding
2.75%, 05/05/05	296,352	295,582
CRC Funding LLC
2.74%, 04/28/05	211,680	211,245
DEPFA Bank PLC
2.28%, 05/03/05	211,680	211,252
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	1,439,424	1,432,536
Fairway Finance LLC
3.15%, 09/15/05	376,600	371,097
Falcon Asset Securitization Corp.
2.75%, 04/14/05	169,344	169,176
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	524,966	523,922
Fortis Funding LLC
2.35%, 05/09/05	592,704	591,234
General Electric Capital Corp.
2.74%, 07/07/05	211,680	210,117
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	1,203,426	1,201,127
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 – 09/09/05	1,270,080	1,254,461
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	3,271,336	3,267,207
Kitty Hawk Funding Corp.
2.75%, 04/15/05	590,312	589,681
Liberty Street Funding Corp.
2.80%, 04/20/05	212,235	211,921

Moat Funding LLC
2.74%, 05/02/05	296,352	295,653
Mortgage Interest Networking Trust
2.77%, 04/13/05	351,389	351,064
New Center Asset Trust
2.80%, 04/15/05	423,360	422,899
Nordea North America Inc.
2.74%, 07/11/05	211,680	210,053
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	482,905	482,307
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	1,363,092	1,361,141
Polonius Inc.
2.82%, 04/28/05	351,389	350,646
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	364,614	364,247
Ranger Funding Co. LLC
2.75%, 04/14/05	635,040	634,410
Santander Central Hispano
2.75%, 07/08/05	529,200	525,245
Scaldis Capital LLC
2.75%, 07/08/05	105,959	105,165
Societe Generale
2.75%, 05/03/05	381,024	380,093
Sydney Capital Corp.
2.75%, 04/12/05	739,059	738,438
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	368,323	367,779
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	368,890	368,514
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	276,086	275,812
Tulip Funding Corp.
2.71%, 04/08/05	350,097	349,913
Variable Funding Capital Corp.
2.80%, 04/20/05	325,987	325,505
Yorktown Capital LLC
2.80%, 04/20/05	664,675	663,693

		23,612,225

FLOATING RATE NOTES (3)—3.99%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	194,746	194,751
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	1,481,760	1,482,001
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	275,184	275,122
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	1,375,920	1,376,028
BMW US Capital LLC
2.82%, 04/18/06 (4)	423,360	423,360
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	1,439,424	1,439,179
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	1,270,080	1,270,028
Commodore CDO Ltd.
3.08%, 12/12/05	105,840	105,840
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	1,270,080	1,269,914
DEPFA Bank PLC
2.99%, 12/15/05	423,360	423,360
Dorada Finance Inc.
2.66%, 07/29/05 (4)	351,389	351,354
Fairway Finance LLC
2.80%, 06/20/05	211,680	211,675
Fifth Third Bancorp
2.81%, 02/23/06 (4)	846,720	846,720
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	550,368	550,390
General Electric Capital Corp.
2.86%, 03/09/06	190,512	190,755
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	154,580	154,580

Greenwich Capital Holdings Inc.
2.68%, 09/02/05	275,184	275,184
Hartford Life Global Funding Trust
2.80%, 02/15/06	423,360	423,360
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	1,270,080	1,270,080
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	1,905,120	1,905,148
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	444,528	444,528
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	1,735,776	1,736,164
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	846,720	846,720
Marshall & Ilsley Corp.
2.95%, 02/20/06	423,360	423,810
MetLife Funding Inc.
2.74%, 03/06/06 (4)	635,040	635,040
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,058,400	1,058,339
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	1,566,432	1,566,730
Norddeutsche Landesbank
2.63%, 07/27/05	423,360	423,312
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	1,270,080	1,270,080
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	1,502,928	1,502,928
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	232,848	232,801
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	2,159,135	2,159,220
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	1,302,678	1,302,637
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	1,270,080	1,270,080
Wells Fargo & Co.
2.78%, 03/15/06 (4)	211,680	211,708
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	1,481,760	1,481,649
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	2,133,734	2,133,591
Winston Funding Ltd.
2.75%, 04/25/05 (4)	302,279	302,279
World Savings Bank
2.71%, 09/09/05	148,176	148,169

		33,588,614

MONEY MARKET FUNDS—0.26%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	247,035	247,035
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,693,440	1,693,440
BlackRock Temp Cash Money Market Fund (3)	78,953	78,953
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	177,464	177,464

		2,196,892

REPURCHASE AGREEMENTS (3)—2.87%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $9,314,666 and effective yields of 2.89% - 2.90%. (6)	$9,313,917	9,313,917
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $8,467,878 and an effective yield of 2.89%. (6)	8,467,198	8,467,198
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $6,350,908 and an effective yield of 2.89%. (6)	6,350,398	6,350,398

		24,131,513

TIME DEPOSITS (3)—1.58%
Abbey National Treasury Services PLC
1.39%, 04/08/05	296,342	296,342
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	423,360	423,360
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	592,704	592,704
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	550,368	550,368
First Tennessee Bank
2.77%, 04/15/05	211,680	211,680
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	524,966	524,966
Natexis Banques
2.98%, 08/18/05	423,360	423,360
Norddeutsche Landesbank
2.11%, 06/07/05	423,360	423,344
Rabobank Nederland NV NY
2.84%, 04/01/05	3,115,103	3,115,103
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	1,037,232	1,037,232
SunTrust Bank
2.68%, 05/03/05	423,360	423,323
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	1,439,424	1,439,382
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	762,048	762,046
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	2,095,631	2,095,632
Wells Fargo Bank N.A.
2.79%, 04/15/05	423,360	423,358
World Savings Bank
2.75%, 05/03/05	592,704	592,704

		13,334,904

U.S. GOVERNMENT AGENCY NOTES (3)—0.14%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	507,410	506,721
Federal National Mortgage Association
2.33%, 07/22/05	635,040	630,446

		1,137,167
TOTAL SHORT-TERM INVESTMENTS (Cost: $98,001,315)		98,001,315

TOTAL INVESTMENTS IN SECURITIES — 111.59% (Cost: $873,527,067)		939,621,404
Other Assets, Less Liabilities — (11.59%)		(97,572,245)

NET ASSETS — 100.00%		$842,049,159

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represents an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.15%
Harte-Hanks Inc.	4,264	$117,516
Interpublic Group of Companies Inc. (1)	89,857	1,103,444
Lamar Advertising Co. (1)	9,982	402,175
West Corp. (1)	2,404	76,928

		1,700,063

AEROSPACE & DEFENSE—0.47%
Alliant Techsystems Inc. (1)	7,389	527,944
Goodrich (B.F.) Co.	68,092	2,607,243
L-3 Communications Holdings Inc.	29,378	2,086,426
United Defense Industries Inc.	2,906	213,359

		5,434,972

AGRICULTURE—1.99%
Loews Corp. - Carolina Group	34,360	1,137,316
Monsanto Co.	151,603	9,778,393
Reynolds American Inc. (2)	87,085	7,018,180
UST Inc.	96,104	4,968,577

		22,902,466

AIRLINES—0.18%
AMR Corp. (1) (2)	60,130	643,391
Southwest Airlines Co.	96,206	1,369,973

		2,013,364

APPAREL—0.87%
Columbia Sportswear Co. (1) (2)	781	41,573
Jones Apparel Group Inc.	73,315	2,455,319
Liz Claiborne Inc.	64,493	2,588,104
Polo Ralph Lauren Corp. (2)	20,810	807,428
Reebok International Ltd. (2)	26,334	1,166,596
VF Corp.	48,989	2,897,209

		9,956,229

AUTO MANUFACTURERS—0.73%
Navistar International Corp. (1)	22,301	811,756
Oshkosh Truck Corp.	3,066	251,381
PACCAR Inc.	101,850	7,372,922

		8,436,059

AUTO PARTS & EQUIPMENT—1.07%
American Axle & Manufacturing Holdings Inc.	35,610	872,445
Autoliv Inc.	59,764	2,847,755
BorgWarner Inc.	25,887	1,260,179
Johnson Controls Inc.	85,456	4,765,027
Lear Corp.	46,663	2,069,971
TRW Automotive Holdings Corp. (1)	23,808	462,589

		12,277,966

BANKS—7.99%
AmSouth Bancorp	204,540	5,307,813
Associated Bancorp	74,010	2,311,332
Assurant Inc.	46,512	1,567,454
Bank of Hawaii Corp.	30,884	1,397,810
BOK Financial Corp. (1)	10,247	416,848
City National Corp.	23,724	1,656,410
Colonial BancGroup Inc. (The)	77,436	1,588,987

Comerica Inc.	100,585	5,540,222
Commerce Bancshares Inc.	35,447	1,708,545
Compass Bancshares Inc.	70,913	3,219,450
Cullen/Frost Bankers Inc.	29,767	1,343,980
First Horizon National Corp. (2)	71,801	2,928,763
FirstMerit Corp. (2)	49,355	1,320,740
Fremont General Corp. (2)	10,332	227,201
Fulton Financial Corp. (2)	70,857	1,543,974
Genworth Financial Inc. Class A (2)	72,334	1,990,632
Hibernia Corp. Class A	90,199	2,887,270
Hudson United Bancorp	26,136	921,294
Huntington Bancshares Inc.	132,849	3,175,091
International Bancshares Corp.	20,368	706,159
M&T Bank Corp.	43,737	4,463,798
Marshall & Ilsley Corp.	128,982	5,384,998
Mercantile Bankshares Corp.	45,927	2,335,847
North Fork Bancorp Inc.	209,975	5,824,707
Northern Trust Corp.	85,725	3,723,894
Popular Inc.	154,195	3,750,022
Regions Financial Corp.	267,618	8,670,823
Sky Financial Group Inc.	60,137	1,612,874
South Financial Group Inc. (The)	40,940	1,250,308
Synovus Financial Corp.	54,423	1,516,225
TCF Financial Corp.	9,633	261,536
TD Banknorth Inc. (1)	51,559	1,610,703
UnionBanCal Corp.	32,424	1,985,970
Valley National Bancorp (2)	53,853	1,388,330
W Holding Co. Inc.	26,575	267,610
Whitney Holding Corp.	23,653	1,052,795
Wilmington Trust Corp.	38,695	1,358,194
Zions Bancorporation	51,852	3,578,825

		91,797,434

BEVERAGES—0.64%
Brown-Forman Corp. Class B	15,705	859,849
Constellation Brands Inc. (1)	49,491	2,616,589
Molson Coors Brewing Co. Class B (2)	34,897	2,693,001
Pepsi Bottling Group Inc.	8,509	236,976
PepsiAmericas Inc.	41,484	940,027

		7,346,442

BIOTECHNOLOGY—0.21%
ICOS Corp. (1) (2)	23,326	523,902
Invitrogen Corp. (1)	16,357	1,131,904
Protein Design Labs Inc. (1) (2)	48,075	768,719

		2,424,525

BUILDING MATERIALS—0.59%
Florida Rock Industries Inc.	11,568	680,430
Lafarge North America Inc.	19,110	1,116,979
Martin Marietta Materials Inc. (2)	28,035	1,567,717
Vulcan Materials Co.	59,141	3,360,983

		6,726,109

CHEMICALS—4.23%
Air Products & Chemicals Inc.	131,952	8,351,242
Ashland Inc.	40,751	2,749,470
Cabot Corp.	36,279	1,212,807
Celanese Corp. Class A (1)	24,081	433,217
Eastman Chemical Co.	45,023	2,656,357
Engelhard Corp.	71,895	2,159,007
Huntsman Corp. (1)	28,997	676,210
International Flavors & Fragrances Inc.	8,127	321,016
Lubrizol Corp.	37,874	1,539,199
Lyondell Chemical Co.	112,943	3,153,369
PPG Industries Inc.	99,606	7,123,821
Praxair Inc.	134,347	6,429,847
Rohm & Haas Co.	92,706	4,449,888
RPM International Inc.	67,508	1,234,046
Sherwin-Williams Co. (The)	63,062	2,774,097
Sigma-Aldrich Corp.	30,746	1,883,192
Valspar Corp. (The)	29,717	1,383,029

		48,529,814

COAL—0.59%
Arch Coal Inc. (2)	22,162	953,188
CONSOL Energy Inc.	18,630	875,983
Massey Energy Co. (2)	44,146	1,767,606
Peabody Energy Corp.	69,224	3,209,225

		6,806,002

COMMERCIAL SERVICES—1.51%
ADESA Inc.	54,889	1,282,207
BearingPoint Inc. (1)	77,873	682,946
Convergys Corp. (1)	82,975	1,238,817
Deluxe Corp.	28,889	1,151,516
Donnelley (R.R.) & Sons Co.	125,854	3,979,503
Equifax Inc.	24,663	756,907
Laureate Education Inc. (1)	3,692	157,981
Manpower Inc.	27,145	1,181,350
McKesson Corp.	92,212	3,481,003
MoneyGram International Inc. (2)	28,534	539,007
Rent-A-Center Inc. (1)	11,809	322,504
Service Corp. International (1)	195,696	1,463,806
ServiceMaster Co. (The)	69,514	938,439
Viad Corp.	7,306	196,531

		17,372,517

COMPUTERS—2.70%
Affiliated Computer Services Inc. Class A (1) (2)	21,908	1,166,382
Apple Computer Inc. (1)	230,711	9,613,727
Cadence Design Systems Inc. (1)	69,638	1,041,088
Ceridian Corp. (1)	30,976	528,141
Computer Sciences Corp. (1)	110,276	5,056,155
Diebold Inc.	42,194	2,314,341
Electronic Data Systems Corp.	299,595	6,192,629
Maxtor Corp. (1)	84,066	447,231
NCR Corp. (1)	22,834	770,419
Reynolds & Reynolds Co. (The) Class A	2,902	78,528
SanDisk Corp. (1)	17,119	475,908
Storage Technology Corp. (1)	48,932	1,507,106
SunGard Data Systems Inc. (1)	21,079	727,226
Western Digital Corp. (1)	87,709	1,118,290

		31,037,171

COSMETICS & PERSONAL CARE—0.02%
Alberto-Culver Co.	5,642	270,026

		270,026

DISTRIBUTION & WHOLESALE—0.86%
Genuine Parts Co.	101,058	4,395,012
Grainger (W.W.) Inc.	41,061	2,556,868
Hughes Supply Inc.	21,753	647,152
Ingram Micro Inc. Class A (1)	61,246	1,020,971
Tech Data Corp. (1)	33,613	1,245,698

		9,865,701

DIVERSIFIED FINANCIAL SERVICES—2.26%
AmeriCredit Corp. (1) (2)	91,620	2,147,573
Bear Stearns Companies Inc. (The)	65,769	6,570,323
CIT Group Inc.	122,946	4,671,948
E*TRADE Financial Corp. (1)	90,869	1,090,428
Edwards (A.G.) Inc.	46,348	2,076,390
Federated Investors Inc. Class B	5,068	143,475
Friedman, Billings, Ramsey Group Inc. Class A (2)	47,851	759,395
IndyMac Bancorp Inc.	18,312	622,608
Instinet Group Inc. (1)	67,920	399,370
Janus Capital Group Inc.	147,236	2,053,942
Jefferies Group Inc. (2)	29,422	1,108,621
Nuveen Investments Inc. Class A	3,660	125,611
Providian Financial Corp. (1)	121,864	2,091,186
Raymond James Financial Inc.	35,824	1,085,467
Student Loan Corp.	2,332	487,411
Westcorp Inc.	9,839	415,698

WFS Financial Inc.	2,061	88,932

		25,938,378

ELECTRIC—10.82%
Allegheny Energy Inc. (1) (2)	64,619	1,335,029
ALLETE Inc.	17,118	716,388
Alliant Energy Corp.	64,537	1,728,301
Ameren Corp.	112,801	5,528,377
CenterPoint Energy Inc. (2)	158,504	1,906,803
Cinergy Corp.	104,222	4,223,075
Consolidated Edison Inc.	139,896	5,900,813
Constellation Energy Group Inc.	97,842	5,058,431
DPL Inc.	73,325	1,833,125
DTE Energy Co. (2)	100,485	4,570,058
Edison International	189,161	6,567,670
Energy East Corp.	85,185	2,233,551
FPL Group Inc. (2)	214,577	8,615,267
Great Plains Energy Inc. (2)	43,052	1,316,530
Hawaiian Electric Industries Inc. (2)	46,773	1,193,647
MDU Resources Group Inc.	67,698	1,869,819
NiSource Inc.	152,571	3,477,093
Northeast Utilities	74,126	1,428,408
NRG Energy Inc. (1) (2)	36,085	1,232,303
NSTAR	30,749	1,669,671
OGE Energy Corp. (2)	50,739	1,367,416
Pepco Holdings Inc.	108,768	2,283,040
PG&E Corp. (2)	231,491	7,893,843
Pinnacle West Capital Corp.	53,114	2,257,876
PPL Corp.	109,687	5,922,001
Progress Energy Inc.	143,164	6,005,730
Public Service Enterprise Group Inc.	137,356	7,470,793
Puget Energy Inc.	57,500	1,267,300
Reliant Energy Inc. (1)	172,323	1,961,036
SCANA Corp.	64,606	2,469,241
TECO Energy Inc.	115,729	1,814,631
TXU Corp. (2)	157,189	12,516,960
Westar Energy Inc.	49,796	1,077,585
Wisconsin Energy Corp.	68,750	2,440,625
WPS Resources Corp. (2)	21,612	1,143,707
Xcel Energy Inc.	231,312	3,973,940

		124,270,083

ELECTRICAL COMPONENTS & EQUIPMENT—0.47%
American Power Conversion Corp.	46,192	1,206,073
AMETEK Inc.	11,353	456,958
Energizer Holdings Inc. (1)	23,650	1,414,270
Hubbell Inc. Class B	35,106	1,793,917
Molex Inc.	19,217	506,560

		5,377,778

ELECTRONICS—1.17%
Applera Corp. - Applied Biosystems Group	117,346	2,316,410
Arrow Electronics Inc. (1)	66,798	1,693,329
Avnet Inc. (1)	72,674	1,338,655
AVX Corp. (2)	23,373	286,319
Cogent Inc. (1)	4,229	106,486
Dolby Laboratories Inc. Class A (1)	1,272	29,892
Mettler Toledo International Inc. (1)	11,175	530,813
Parker Hannifin Corp.	69,422	4,229,188
PerkinElmer Inc.	35,954	741,731
Tektronix Inc.	7,298	179,020
Thermo Electron Corp. (1)	41,975	1,061,548
Vishay Intertechnology Inc. (1)	74,411	924,929

		13,438,320

ENGINEERING & CONSTRUCTION—0.17%
Fluor Corp.	29,318	1,625,097
Jacobs Engineering Group Inc. (1)	6,714	348,591

		1,973,688

ENTERTAINMENT—0.11%
DreamWorks Animation SKG Inc. Class A (1) (2)	10,248	417,196

International Speedway Corp. Class A	2,194	119,025
Metro-Goldwyn-Mayer Inc.	23,320	278,674
Regal Entertainment Group Class A (2)	20,678	434,858

		1,249,753

ENVIRONMENTAL CONTROL—0.36%
Allied Waste Industries Inc. (1)	93,506	683,529
Nalco Holding Co. (1)	21,651	407,688
Republic Services Inc.	89,612	3,000,210

		4,091,427

FOOD—3.64%
Albertson’s Inc. (2)	213,577	4,410,365
Archer-Daniels-Midland Co.	338,086	8,310,154
Campbell Soup Co.	66,969	1,943,440
Dean Foods Co. (1)	86,302	2,960,159
Del Monte Foods Co. (1)	106,425	1,154,711
Hershey Foods Corp.	10,193	616,269
Hormel Foods Corp.	43,364	1,349,054
Kroger Co. (1)	428,068	6,861,930
McCormick & Co. Inc. NVS	19,640	676,205
Pilgrim’s Pride Corp.	5,667	202,425
Safeway Inc. (1)	263,999	4,891,901
Smithfield Foods Inc. (1)	49,390	1,558,255
Smucker (J.M.) Co. (The) (2)	33,175	1,668,703
SUPERVALU Inc.	78,679	2,623,945
Tootsie Roll Industries Inc. (2)	14,724	441,722
Tyson Foods Inc. Class A	127,180	2,121,362

		41,790,600

FOREST PRODUCTS & PAPER—1.28%
Bowater Inc.	39,669	1,494,331
Georgia-Pacific Corp.	148,041	5,253,975
Louisiana-Pacific Corp.	63,071	1,585,605
MeadWestvaco Corp.	126,472	4,024,339
Temple-Inland Inc.	32,476	2,356,134

		14,714,384

GAS—1.21%
AGL Resources Inc.	43,446	1,517,569
KeySpan Corp.	92,778	3,615,559
ONEOK Inc. (2)	59,522	1,834,468
Sempra Energy	119,142	4,746,617
UGI Corp.	21,273	966,220
Vectren Corp. (2)	43,799	1,166,805

		13,847,238

HAND & MACHINE TOOLS—0.29%
Black & Decker Corp.	5,889	465,172
Snap-On Inc.	33,852	1,076,155
Stanley Works (The)	40,805	1,847,242

		3,388,569

HEALTH CARE-PRODUCTS—0.21%
Bausch & Lomb Inc.	11,351	832,028
Dade Behring Holdings Inc. (1)	1,323	77,964
Henry Schein Inc. (1)	5,308	190,239
Hillenbrand Industries Inc.	24,553	1,361,955

		2,462,186

HEALTH CARE-SERVICES—1.89%
Community Health Systems Inc. (1)	17,682	617,279
Health Management Associates Inc. Class A	16,072	420,765
Health Net Inc. (1)	65,406	2,139,430
Humana Inc. (1)	93,510	2,986,709
Laboratory Corp. of America Holdings (1)	1,304	62,853
Manor Care Inc.	10,047	365,309
PacifiCare Health Systems Inc. (1)	35,127	1,999,429
Tenet Healthcare Corp. (1)	269,546	3,107,865
Triad Hospitals Inc. (1) (2)	28,158	1,410,716
Universal Health Services Inc. Class B	13,241	693,828
WellChoice Inc. (1)	8,401	447,857

WellPoint Inc. (1)	59,287	7,431,625

		21,683,665

HOLDING COMPANIES - DIVERSIFIED—0.14%
Leucadia National Corp. (2)	45,424	1,560,314

		1,560,314

HOME BUILDERS—1.45%
Centex Corp.	36,911	2,113,893
D.R. Horton Inc.	81,838	2,392,943
Hovnanian Enterprises Inc. Class A (1) (2)	4,490	228,990
KB Home	19,335	2,271,089
Lennar Corp. Class A	44,516	2,523,167
M.D.C. Holdings Inc.	7,635	531,778
Pulte Homes Inc.	35,620	2,622,701
Ryland Group Inc.	23,685	1,468,944
Standard-Pacific Corp.	18,744	1,353,129
Toll Brothers Inc. (1)	14,421	1,137,096

		16,643,730

HOME FURNISHINGS—0.47%
Leggett & Platt Inc.	69,336	2,002,424
Maytag Corp. (2)	39,506	551,899
Whirlpool Corp.	41,200	2,790,476

		5,344,799

HOUSEHOLD PRODUCTS & WARES—0.19%
Clorox Co.	18,278	1,151,331
Fortune Brands Inc.	4,780	385,411
Scotts Miracle-Gro Co. (The) Class A (1)	9,788	687,411

		2,224,153

HOUSEWARES—0.28%
Newell Rubbermaid Inc. (2)	147,371	3,233,320

		3,233,320

INSURANCE—7.57%
Alleghany Corp. (1)	2,765	765,967
Allmerica Financial Corp. (1)	30,765	1,106,002
Ambac Financial Group Inc.	47,782	3,571,705
American Financial Group Inc.	21,595	665,126
American National Insurance Co.	4,654	492,859
AON Corp.	185,706	4,241,525
Berkley (W.R.) Corp.	35,540	1,762,784
CIGNA Corp.	77,940	6,960,042
Cincinnati Financial Corp.	86,065	3,753,295
CNA Financial Corp. (1) (2)	14,937	419,132
Conseco Inc. (1)	91,368	1,865,735
Erie Indemnity Co. Class A	16,298	849,452
Fidelity National Financial Inc.	93,220	3,070,667
First American Corp.	45,281	1,491,556
Gallagher (Arthur J.) & Co.	2,920	84,096
HCC Insurance Holdings Inc.	29,139	1,053,666
Jefferson-Pilot Corp.	80,999	3,973,001
Lincoln National Corp.	100,985	4,558,463
Loews Corp.	86,265	6,343,928
Markel Corp. (1) (2)	2,601	897,891
MBIA Inc. (2)	83,842	4,383,260
Mercury General Corp.	15,222	841,168
MGIC Investment Corp.	57,231	3,529,436
Nationwide Financial Services Inc.	32,695	1,173,751
Odyssey Re Holdings Corp. (2)	7,292	182,592
Old Republic International Corp.	105,796	2,463,989
PMI Group Inc. (The)	55,629	2,114,458
Principal Financial Group Inc.	185,311	7,132,620
Protective Life Corp.	40,181	1,579,113
Radian Group Inc.	35,470	1,693,338
Reinsurance Group of America Inc.	17,021	724,754
SAFECO Corp.	73,461	3,578,285
StanCorp Financial Group Inc.	16,805	1,424,728
Torchmark Corp.	64,470	3,365,334
Transatlantic Holdings Inc. (2)	13,860	917,809

Unitrin Inc.	15,510	704,154
UNUMProvident Corp.	171,583	2,920,343
Wesco Financial Corp. (2)	770	296,435

		86,952,459

INTERNET—0.28%
Avocent Corp. (1)	5,232	134,253
CheckFree Corp. (1) (2)	16,592	676,290
McAfee Inc. (1)	15,068	339,934
TIBCO Software Inc. (1)	23,593	175,768
VeriSign Inc. (1)	44,128	1,266,474
WebMD Corp. (1) (2)	72,335	614,848

		3,207,567

INVESTMENT COMPANIES—0.26%
Allied Capital Corp. (2)	75,100	1,960,110
American Capital Strategies Ltd. (2)	33,514	1,052,675

		3,012,785

IRON & STEEL—0.55%
International Steel Group Inc. (1)	9,135	360,833
Nucor Corp.	46,161	2,657,027
United States Steel Corp. (2)	65,637	3,337,641

		6,355,501

LEISURE TIME—0.25%
Brunswick Corp.	22,980	1,076,613
Sabre Holdings Corp.	84,653	1,852,208

		2,928,821

LODGING—1.18%
Caesars Entertainment Inc. (1)	178,077	3,524,144
Harrah’s Entertainment Inc.	29,621	1,912,924
Hilton Hotels Corp.	32,089	717,189
Marriott International Inc. Class A	13,344	892,180
MGM Mirage (1) (2)	27,131	1,921,417
Starwood Hotels & Resorts Worldwide Inc.	76,872	4,614,626

		13,582,480

MACHINERY—0.41%
AGCO Corp. (1)	52,498	958,089
Briggs & Stratton Corp.	6,922	252,030
Cummins Inc. (2)	23,506	1,653,647
Rockwell Automation Inc.	33,434	1,893,702

		4,757,468

MANUFACTURING—2.68%
Brink’s Co. (The)	1,701	58,855
Carlisle Companies Inc. (2)	18,121	1,264,302
Crane Co.	31,952	919,898
Dover Corp.	24,335	919,620
Eastman Kodak Co. (2)	166,416	5,416,841
Eaton Corp.	87,444	5,718,838
Harsco Corp.	15,731	937,725
ITT Industries Inc.	33,894	3,058,595
Pall Corp.	66,655	1,807,684
Pentair Inc.	58,314	2,274,246
Roper Industries Inc.	2,865	187,658
SPX Corp. (2)	48,010	2,077,873
Teleflex Inc.	20,639	1,056,304
Textron Inc.	68,799	5,133,781

		30,832,220

MEDIA—1.45%
Belo (A.H.) Corp.	23,003	555,292
Cablevision Systems Corp. (1)	16,557	464,424
Citadel Broadcasting Corp. (1)	19,187	263,438
Cox Radio Inc. Class A (1)	12,777	214,781
Dex Media Inc.	11,005	227,253
Entercom Communications Corp. (1)	16,159	573,968
Gemstar-TV Guide International Inc. (1)	87,583	380,986
Hearst-Argyle Television Inc. (2)	17,796	453,798

Knight Ridder Inc. (2)	37,974	2,553,752
Lee Enterprises Inc. (2)	26,045	1,130,353
Liberty Media International Inc. Class A (1)	36,511	1,596,991
McClatchy Co. (The) Class A	10,726	795,440
Media General Inc. Class A	7,141	441,671
New York Times Co. Class A (2)	8,480	310,198
Radio One Inc. Class D (1)	24,632	363,322
Sirius Satellite Radio Inc. (1) (2)	744,553	4,184,388
UnitedGlobalCom Inc. Class A (1)	43,194	408,615
Univision Communications Inc. Class A (1) (2)	62,276	1,724,422

		16,643,092

METAL FABRICATE & HARDWARE—0.16%
Precision Castparts Corp.	15,604	1,201,664
Timken Co. (The)	19,325	528,346
Worthington Industries Inc.	6,375	122,910

		1,852,920

MINING—0.64%
Owens-Illinois Inc. (1)	64,106	1,611,625
Phelps Dodge Corp.	54,286	5,522,515
Southern Peru Copper Corp. (2)	3,869	214,575

		7,348,715

OFFICE & BUSINESS EQUIPMENT—0.96%
IKON Office Solutions Inc. (2)	65,055	643,394
Pitney Bowes Inc.	59,695	2,693,438
Xerox Corp. (1)	504,489	7,643,008

		10,979,840

OFFICE FURNISHINGS—0.03%
Steelcase Inc. Class A (2)	28,330	390,954

		390,954

OIL & GAS—6.35%
Amerada Hess Corp.	44,854	4,315,403
Chesapeake Energy Corp. (2)	170,669	3,744,478
Diamond Offshore Drilling Inc. (2)	16,379	817,312
ENSCO International Inc.	38,848	1,463,016
EOG Resources Inc.	128,764	6,275,957
Kerr-McGee Corp.	77,075	6,037,285
Marathon Oil Corp.	200,515	9,408,164
Murphy Oil Corp.	45,491	4,491,326
Newfield Exploration Co. (1)	18,503	1,374,033
Noble Energy Inc.	33,650	2,288,873
Patterson-UTI Energy Inc.	10,951	273,994
Pioneer Natural Resources Co. (2)	69,531	2,970,364
Pogo Producing Co.	29,515	1,453,319
Premcor Inc.	22,644	1,351,394
Pride International Inc. (1) (2)	33,893	841,902
Rowan Companies Inc.	30,195	903,736
Sunoco Inc.	43,787	4,532,830
Unocal Corp.	152,999	9,438,508
Valero Energy Corp.	149,156	10,928,660

		72,910,554

OIL & GAS SERVICES—0.43%
Cooper Cameron Corp. (1)	24,609	1,407,881
National Oilwell Varco Inc. (1)	59,923	2,798,415
Tidewater Inc.	18,346	712,926

		4,919,222

PACKAGING & CONTAINERS—0.78%
Ball Corp.	29,046	1,204,828
Bemis Co. Inc.	62,197	1,935,571
Packaging Corporation of America (2)	35,328	858,117
Pactiv Corp. (1)	28,770	671,780
Sealed Air Corp. (1)	7,932	411,988
Smurfit-Stone Container Corp.	146,885	2,272,311
Sonoco Products Co.	56,741	1,636,978

		8,991,573

PHARMACEUTICALS—1.15%
AmerisourceBergen Corp.	47,115	2,699,218
Eyetech Pharmaceuticals Inc. (1)	1,296	35,640
Hospira Inc. (1)	90,709	2,927,179
King Pharmaceuticals Inc. (1)	139,934	1,162,852
Medco Health Solutions Inc. (1)	88,721	4,397,900
Omnicare Inc.	12,318	436,673
Watson Pharmaceuticals Inc. (1)	50,781	1,560,500

		13,219,962

PIPELINES—1.83%
Dynegy Inc. Class A (1) (2)	162,750	636,353
El Paso Corp.	371,364	3,929,031
Equitable Resources Inc.	34,081	1,957,613
Kinder Morgan Inc.	46,544	3,523,381
National Fuel Gas Co. (2)	42,158	1,205,297
Questar Corp.	44,365	2,628,626
Western Gas Resources Inc. (2)	30,944	1,066,021
Williams Companies Inc.	323,083	6,077,191

		21,023,513

REAL ESTATE—0.10%
Forest City Enterprises Inc. Class A	18,098	1,154,652

		1,154,652

REAL ESTATE INVESTMENT TRUSTS—8.48%
AMB Property Corp. (2)	47,895	1,810,431
Annaly Mortgage Management Inc. (2)	68,612	1,287,161
Apartment Investment & Management Co. Class A	57,367	2,134,052
Archstone-Smith Trust	113,455	3,869,950
Arden Realty Group Inc. (2)	38,124	1,290,497
AvalonBay Communities Inc. (2)	40,504	2,709,313
Boston Properties Inc. (2)	47,964	2,888,872
BRE Properties Inc. Class A (2)	29,174	1,029,842
Camden Property Trust (2)	29,179	1,372,288
CBL & Associates Properties Inc. (2)	6,568	469,678
CenterPoint Properties Trust (2)	27,160	1,113,560
Crescent Real Estate Equities Co. (2)	44,921	734,009
Developers Diversified Realty Corp.	59,167	2,351,888
Duke Realty Corp. (2)	82,590	2,465,312
Equity Office Properties Trust	239,044	7,202,396
Equity Residential	162,682	5,239,987
Federal Realty Investment Trust (2)	29,858	1,443,634
General Growth Properties Inc.	110,435	3,765,834
Health Care Property Investors Inc.	76,529	1,796,136
Health Care REIT Inc.	29,900	956,800
Hospitality Properties Trust (2)	38,950	1,572,801
Host Marriott Corp. (2)	201,106	3,330,315
HRPT Properties Trust	103,185	1,228,933
iStar Financial Inc.	63,941	2,633,090
Kimco Realty Corp. (2)	56,276	3,033,276
Liberty Property Trust	49,095	1,917,160
Macerich Co. (The)	33,980	1,810,454
Mack-Cali Realty Corp.	35,107	1,486,781
Mills Corp. (2)	18,495	978,386
New Plan Excel Realty Trust Inc. (2)	57,881	1,453,392
Pan Pacific Retail Properties Inc.	22,221	1,261,042
Plum Creek Timber Co. Inc.	106,145	3,789,377
ProLogis	105,066	3,897,949
Public Storage Inc.	47,595	2,710,059
Rayonier Inc. (2)	28,711	1,422,056
Reckson Associates Realty Corp. (2)	44,074	1,353,072
Regency Centers Corp. (2)	12,800	609,664
Shurgard Storage Centers Inc. Class A	26,720	1,094,986
Simon Property Group Inc. (2)	97,257	5,891,829
SL Green Realty Corp. (2)	23,544	1,323,644
Thornburg Mortgage Inc. (2)	51,577	1,446,219
Trizec Properties Inc.	51,675	981,825
United Dominion Realty Trust Inc.	79,404	1,657,161
Ventas Inc.	21,876	546,025
Vornado Realty Trust	55,551	3,848,018
Weingarten Realty Investors (2)	4,330	149,428

		97,358,582

RETAIL—5.47%
American Eagle Outfitters Inc.	5,037	148,843
AnnTaylor Stores Corp. (1)	12,859	329,062
AutoNation Inc. (1)	101,987	1,931,634
Barnes & Noble Inc. (1)	27,906	962,478
Big Lots Inc. (1) (2)	40,151	482,615
BJ’s Wholesale Club Inc. (1) (2)	40,675	1,263,366
Blockbuster Inc.	74,344	656,458
Borders Group Inc.	45,168	1,202,372
Brinker International Inc. (1)	4,740	171,683
Cabela’s Inc. Class A (1)	2,014	41,549
Circuit City Stores Inc. (2)	95,300	1,529,565
Claire’s Stores Inc.	4,340	99,994
Darden Restaurants Inc.	52,459	1,609,442
Dillard’s Inc. Class A (2)	34,970	940,693
Federated Department Stores Inc.	98,252	6,252,757
Foot Locker Inc.	52,275	1,531,658
Limited Brands Inc.	195,582	4,752,643
May Department Stores Co. (The)	172,920	6,401,498
Neiman-Marcus Group Inc. Class A	24,893	2,277,958
Nordstrom Inc.	20,442	1,132,078
Office Depot Inc. (1)	181,213	4,019,304
OfficeMax Inc.	54,385	1,821,898
Outback Steakhouse Inc. (2)	4,010	183,618
Penney (J.C.) Co. Inc. (Holding Co.)	141,448	7,343,980
Pier 1 Imports Inc. (2)	27,546	502,164
Regis Corp.	14,757	604,004
Rite Aid Corp. (1)	26,493	104,912
Saks Inc.	73,905	1,333,985
Sears Holdings Corp. (1) (2)	57,818	7,699,623
Toys R Us Inc. (1)	123,839	3,190,093
Wendy’s International Inc.	57,910	2,260,806

		62,782,733

SAVINGS & LOANS—1.20%
Astoria Financial Corp.	82,386	2,084,366
Capitol Federal Financial (2)	13,052	452,121
Independence Community Bank Corp.	54,793	2,136,927
People’s Bank	22,292	912,857
Sovereign Bancorp Inc.	224,271	4,969,845
Washington Federal Inc.	50,236	1,171,001
Webster Financial Corp.	44,052	2,000,401

		13,727,518

SEMICONDUCTORS—0.74%
Advanced Micro Devices Inc. (1)	98,822	1,593,011
Applied Micro Circuits Corp. (1)	94,512	310,944
Conexant Systems Inc. (1)	260,734	391,101
Fairchild Semiconductor International Inc. Class A (1)	36,885	565,447
Freescale Semiconductor Inc. Class B (1)	44,380	765,555
International Rectifier Corp. (1)	7,129	324,370
Intersil Corp. Class A	50,345	871,975
LSI Logic Corp. (1)	121,740	680,527
Micron Technology Inc. (1)	178,567	1,846,383
Novellus Systems Inc.	21,851	584,077
QLogic Corp. (1)	13,062	529,011

		8,462,401

SOFTWARE—0.48%
Activision Inc. (1)	19,113	282,877
BMC Software Inc. (1)	92,542	1,388,130
Compuware Corp. (1)	222,703	1,603,462
Fair Isaac Corp.	8,500	292,740
NAVTEQ Corp. (1)	7,589	328,983
Siebel Systems Inc. (1)	63,503	579,782
Sybase Inc. (1)	56,439	1,041,864

		5,517,838

TELECOMMUNICATIONS—2.14%
ADC Telecommunications Inc. (1)	140,018	278,636

American Tower Corp. Class A (1)	125,261	2,283,508
Andrew Corp. (1)	55,158	645,900
CenturyTel Inc.	80,734	2,651,305
CIENA Corp. (1)	302,918	521,019
Citizens Communications Co.	194,217	2,513,168
Comverse Technology Inc. (1)	50,768	1,280,369
Crown Castle International Corp. (1)	54,758	879,413
Enterasys Networks Inc. (1)	83	116
Foundry Networks Inc. (1)	33,901	335,620
Harris Corp.	26,460	863,919
NTL Inc. (1)	38,558	2,454,988
Polycom Inc. (1)	26,744	453,311
Qwest Communications International Inc. (1)	856,816	3,170,219
Scientific-Atlanta Inc.	91,142	2,572,027
Telephone & Data Systems Inc.	16,129	1,316,126
Tellabs Inc. (1)	158,719	1,158,649
3Com Corp. (1)	225,651	803,318
United States Cellular Corp. (1)	4,724	215,556
UTStarcom Inc. (1) (2)	21,011	230,070

		24,627,237

TEXTILES—0.11%
Mohawk Industries Inc. (1)	14,427	1,216,196

		1,216,196

TOYS, GAMES & HOBBIES—0.42%
Hasbro Inc.	89,886	1,838,169
Mattel Inc.	137,471	2,935,006

		4,773,175

TRANSPORTATION—2.49%
Burlington Northern Santa Fe Corp.	215,284	11,610,266
CNF Inc.	20,985	981,888
CSX Corp.	124,655	5,191,881
Norfolk Southern Corp.	227,611	8,432,988
Ryder System Inc.	20,238	843,925
Yellow Roadway Corp. (1) (2)	26,159	1,531,348

		28,592,296

WATER—0.11%
Aqua America Inc. (2)	54,043	1,316,487

		1,316,487

TOTAL COMMON STOCKS (Cost: $1,021,176,134)		1,147,568,006

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.12%

COMMERCIAL PAPER (3)—2.65%
Amstel Funding Corp.
2.95%, 08/19/05	$226,847	224,245
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	3,854,642	3,850,405
ANZ National Bank Ltd.
2.94%, 08/15/05	272,876	269,850
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	463,889	463,153
Cantabric Finance LLC
2.80%, 04/29/05	294,706	294,064
Chariot Funding LLC
2.70%, 04/06/05	147,353	147,298
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	551,209	550,741
Corporate Asset Funding
2.75%, 05/05/05	382,026	381,034
CRC Funding LLC
2.74%, 04/28/05	272,876	272,315

DEPFA Bank PLC
2.28%, 05/03/05	272,876	272,324
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	1,855,555	1,846,676
Fairway Finance LLC
3.15%, 09/15/05	485,473	478,379
Falcon Asset Securitization Corp.
2.75%, 04/14/05	218,301	218,084
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	676,732	675,387
Fortis Funding LLC
2.35%, 05/09/05	764,052	762,157
General Electric Capital Corp.
2.74%, 07/07/05	272,876	270,861
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	1,551,331	1,548,369
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	1,637,254	1,617,119
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	4,217,065	4,211,743
Kitty Hawk Funding Corp.
2.75%, 04/15/05	760,969	760,155
Liberty Street Funding Corp.
2.80%, 04/20/05	273,591	273,186
Moat Funding LLC
2.74%, 05/02/05	382,026	381,125
Mortgage Interest Networking Trust
2.77%, 04/13/05	452,974	452,555
New Center Asset Trust
2.80%, 04/15/05	545,751	545,157
Nordea North America Inc.
2.74%, 07/11/05	272,876	270,778
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	622,511	621,740
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	1,757,156	1,754,640
Polonius Inc.
2.82%, 04/28/05	452,974	452,016
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	470,023	469,550
Ranger Funding Co. LLC
2.75%, 04/14/05	818,627	817,816
Santander Central Hispano
2.75%, 07/08/05	682,189	677,092
Scaldis Capital LLC
2.75%, 07/08/05	136,591	135,568
Societe Generale
2.75%, 05/03/05	491,176	489,976
Sydney Capital Corp.
2.75%, 04/12/05	952,718	951,918
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	474,804	474,103
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	475,535	475,050
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	355,901	355,547
Tulip Funding Corp.
2.71%, 04/08/05	451,309	451,071
Variable Funding Capital Corp.
2.80%, 04/20/05	420,229	419,608
Yorktown Capital LLC
2.80%, 04/20/05	856,830	855,564

		30,438,419

FLOATING RATE NOTES (3)—3.77%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	251,046	251,053
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	1,910,130	1,910,440
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	354,738	354,658

Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	1,773,692	1,773,834
BMW US Capital LLC
2.82%, 04/18/06 (4)	545,751	545,751
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	1,855,555	1,855,239
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	1,637,254	1,637,189
Commodore CDO Ltd.
3.08%, 12/12/05	136,438	136,438
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	1,637,254	1,637,041
DEPFA Bank PLC
2.99%, 12/15/05	545,751	545,751
Dorada Finance Inc.
2.66%, 07/29/05 (4)	452,974	452,929
Fairway Finance LLC
2.80%, 06/20/05	272,876	272,870
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,091,503	1,091,503
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	709,477	709,506
General Electric Capital Corp.
2.86%, 03/09/06	245,588	245,901
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	199,268	199,268
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	354,738	354,738
Hartford Life Global Funding Trust
2.80%, 02/15/06	545,751	545,751
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	1,637,254	1,637,253
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	2,455,882	2,455,919
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	573,039	573,039
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	2,237,581	2,238,082
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,091,503	1,091,503
Marshall & Ilsley Corp.
2.95%, 02/20/06	545,751	546,332
MetLife Funding Inc.
2.74%, 03/06/06 (4)	818,627	818,627
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,364,379	1,364,299
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	2,019,280	2,019,664
Norddeutsche Landesbank
2.63%, 07/27/05	545,751	545,690
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	1,637,254	1,637,254
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	1,937,418	1,937,417
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	300,163	300,104
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	2,783,332	2,783,442
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	1,679,277	1,679,223
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	1,637,254	1,637,254
Wells Fargo & Co.
2.78%, 03/15/06 (4)	272,876	272,912
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	1,910,130	1,909,986
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	2,750,587	2,750,403
Winston Funding Ltd.
2.75%, 04/25/05 (4)	389,667	389,667
World Savings Bank
2.71%, 09/09/05	191,013	191,005

		43,298,935

MONEY MARKET FUNDS—0.37%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	1,752,170	1,752,170
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	2,183,006	2,183,006
BlackRock Temp Cash Money Market Fund (3)	101,778	101,778
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	228,768	228,768

		4,265,722

REPURCHASE AGREEMENTS (3)—2.71%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $12,007,497 and effective yields of 2.89% - 2.90%. (6)	$12,006,532	12,006,532
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $10,915,905 and an effective yield of 2.89%. (6)	10,915,029	10,915,029
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $8,186,929 and an effective yield of 2.89%. (6)	8,186,272	8,186,272

		31,107,833

TIME DEPOSITS (3)—1.49%
Abbey National Treasury Services PLC
1.39%, 04/08/05	382,019	382,019
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	545,751	545,751
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	764,052	764,052
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	709,477	709,476
First Tennessee Bank
2.77%, 04/15/05	272,876	272,876
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	676,732	676,732
Natexis Banques
2.98%, 08/18/05	545,751	545,751
Norddeutsche Landesbank
2.11%, 06/07/05	545,751	545,732
Rabobank Nederland NV NY
2.84%, 04/01/05	4,015,666	4,015,666
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	1,337,091	1,337,091
SunTrust Bank
2.68%, 05/03/05	545,751	545,704
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	1,855,555	1,855,501
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	982,353	982,350
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	2,701,470	2,701,470
Wells Fargo Bank N.A.
2.79%, 04/15/05	545,751	545,749
World Savings Bank
2.75%, 05/03/05	764,052	764,052

		17,189,972

U.S. GOVERNMENT AGENCY NOTES (3)—0.13%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	654,099	653,212
Federal National Mortgage Association
2.33%, 07/22/05	818,627	812,706

		1,465,918

TOTAL SHORT-TERM INVESTMENTS (Cost: $127,766,799)	127,766,799

TOTAL INVESTMENTS IN SECURITIES — 111.03% (Cost: $1,148,942,933)	1,275,334,805
Other Assets, Less Liabilities — (11.03%)	(126,723,247)

NET ASSETS — 100.00%	$1,148,611,558

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represents an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.87%

ADVERTISING—0.20%
Interpublic Group of Companies Inc. (1)	488,900	$6,003,692
Omnicom Group Inc.	215,070	19,037,996

		25,041,688

AEROSPACE & DEFENSE—1.89%
Boeing Co. (The)	960,964	56,177,955
General Dynamics Corp.	231,013	24,729,942
Goodrich (B.F.) Co.	138,744	5,312,508
L-3 Communications Holdings Inc.	133,476	9,479,466
Lockheed Martin Corp.	463,395	28,294,899
Northrop Grumman Corp.	415,854	22,447,799
Raytheon Co.	522,998	20,240,023
Rockwell Collins Inc.	206,732	9,838,376
United Technologies Corp.	591,775	60,159,846

		236,680,814

AGRICULTURE—1.57%
Altria Group Inc.	2,389,650	156,259,213
Monsanto Co.	307,349	19,824,011
Reynolds American Inc.	134,387	10,830,248
UST Inc.	191,617	9,906,599

		196,820,071

AIRLINES—0.10%
Delta Air Lines Inc. (1) (2)	163,097	660,543
Southwest Airlines Co.	850,310	12,108,414

		12,768,957

APPAREL—0.43%
Coach Inc. (1)	220,664	12,496,202
Jones Apparel Group Inc.	141,346	4,733,678
Liz Claiborne Inc.	125,394	5,032,061
Nike Inc. Class B	265,181	22,092,229
Reebok International Ltd.	64,594	2,861,514
VF Corp.	115,370	6,822,982

		54,038,666

AUTO MANUFACTURERS—0.48%
Ford Motor Co.	2,113,421	23,945,060
General Motors Corp. (2)	651,957	19,161,016
Navistar International Corp. (1)	75,830	2,760,212
PACCAR Inc.	200,475	14,512,385

		60,378,673

AUTO PARTS & EQUIPMENT—0.18%
Cooper Tire & Rubber Co.	80,806	1,483,598
Dana Corp.	174,888	2,236,818
Delphi Corp.	642,057	2,876,415
Goodyear Tire & Rubber Co. (The) (1)	201,200	2,686,020
Johnson Controls Inc.	220,641	12,302,942
Visteon Corp.	148,450	847,649

		22,433,442

BANKS—6.32%
AmSouth Bancorp	411,630	10,681,798
Bank of America Corp.	4,682,588	206,502,131
Bank of New York Co. Inc. (The)	898,562	26,103,226
BB&T Corp.	633,092	24,741,235
Comerica Inc.	197,335	10,869,212
Compass Bancshares Inc.	142,962	6,490,475

Fifth Third Bancorp	600,349	25,803,000
First Horizon National Corp.	142,388	5,808,007
Huntington Bancshares Inc.	268,187	6,409,669
KeyCorp	468,977	15,218,304
M&T Bank Corp.	113,499	11,583,708
Marshall & Ilsley Corp.	239,802	10,011,733
Mellon Financial Corp.	489,105	13,959,057
National City Corp.	685,920	22,978,320
North Fork Bancorp Inc.	543,222	15,068,978
Northern Trust Corp.	234,724	10,196,411
PNC Financial Services Group	326,231	16,794,372
Regions Financial Corp.	536,253	17,374,597
State Street Corp. (2)	384,973	16,831,020
SunTrust Banks Inc.	391,529	28,217,495
Synovus Financial Corp.	360,297	10,037,874
U.S. Bancorp	2,141,402	61,715,206
Wachovia Corp.	1,831,723	93,253,018
Wells Fargo & Co.	1,959,020	117,149,396
Zions Bancorporation	104,015	7,179,115

		790,977,357

BEVERAGES—2.25%
Anheuser-Busch Companies Inc.	896,915	42,504,802
Brown-Forman Corp. Class B	103,991	5,693,507
Coca-Cola Co. (The)	2,617,211	109,059,182
Coca-Cola Enterprises Inc.	407,028	8,352,215
Molson Coors Brewing Co. Class B	93,040	7,179,897
Pepsi Bottling Group Inc.	228,132	6,353,476
PepsiCo Inc.	1,938,740	102,811,382

		281,954,461

BIOTECHNOLOGY—1.03%
Amgen Inc. (1)	1,447,275	84,245,878
Biogen Idec Inc. (1)	384,985	13,285,832
Chiron Corp. (1)	170,309	5,971,034
Genzyme Corp. (1) (2)	286,094	16,376,021
MedImmune Inc. (1)	287,854	6,853,804
Millipore Corp. (1)	56,767	2,463,688

		129,196,257

BUILDING MATERIALS—0.27%
American Standard Companies Inc.	207,937	9,664,912
Masco Corp.	517,103	17,927,961
Vulcan Materials Co.	119,099	6,768,396

		34,361,269

CHEMICALS—1.72%
Air Products & Chemicals Inc.	262,703	16,626,473
Ashland Inc.	76,507	5,161,927
Dow Chemical Co. (The)	1,100,820	54,875,877
Du Pont (E.I.) de Nemours and Co.	1,151,955	59,026,174
Eastman Chemical Co.	90,053	5,313,127
Ecolab Inc.	254,808	8,421,404
Engelhard Corp.	141,753	4,256,843
Great Lakes Chemical Corp.	59,967	1,926,140
Hercules Inc. (1)	127,560	1,848,344
International Flavors & Fragrances Inc.	102,177	4,035,991
PPG Industries Inc.	199,908	14,297,420
Praxair Inc.	372,533	17,829,429
Rohm & Haas Co.	224,388	10,770,624
Sherwin-Williams Co. (The)	146,038	6,424,212
Sigma-Aldrich Corp.	79,515	4,870,294

		215,684,279

COMMERCIAL SERVICES—0.86%
Apollo Group Inc. Class A (1)	191,266	14,165,160
Block (H & R) Inc.	191,510	9,686,576
Cendant Corp.	1,218,009	25,017,905
Convergys Corp. (1)	165,412	2,469,601
Donnelley (R.R.) & Sons Co.	248,552	7,859,214
Equifax Inc.	156,000	4,787,640
McKesson Corp.	340,707	12,861,689
Moody’s Corp.	158,318	12,801,593
Paychex Inc.	410,470	13,471,625
Robert Half International Inc.	185,710	5,006,742

		108,127,745

COMPUTERS—4.16%
Affiliated Computer Services Inc. Class A (1)	146,434	7,796,146
Apple Computer Inc. (1)	943,332	39,308,644
Computer Sciences Corp. (1)	221,479	10,154,812
Dell Inc. (1)	2,840,771	109,142,422
Electronic Data Systems Corp.	597,434	12,348,961
EMC Corp. (1)	2,776,847	34,210,755
Gateway Inc. (1)	344,190	1,387,086
Hewlett-Packard Co.	3,345,473	73,399,678
International Business Machines Corp.	1,885,981	172,340,944
Lexmark International Inc. (1)	146,141	11,686,896
NCR Corp. (1)	215,722	7,278,460
Network Appliance Inc. (1)	422,570	11,688,286
Sun Microsystems Inc. (1)	3,898,800	15,751,152
SunGard Data Systems Inc. (1)	334,607	11,543,941
Unisys Corp. (1)	392,334	2,769,878

		520,808,061

COSMETICS & PERSONAL CARE—2.47%
Alberto-Culver Co.	97,802	4,680,804
Avon Products Inc.	544,312	23,372,757
Colgate-Palmolive Co.	606,632	31,647,991
Gillette Co. (The)	1,145,411	57,820,347
Kimberly-Clark Corp.	555,566	36,517,353
Procter & Gamble Co. (2)	2,914,078	154,446,134

		308,485,386

DISTRIBUTION & WHOLESALE—0.12%
Genuine Parts Co.	202,403	8,802,506
Grainger (W.W.) Inc.	96,239	5,992,803

		14,795,309

DIVERSIFIED FINANCIAL SERVICES—7.98%
American Express Co.	1,355,385	69,626,127
Bear Stearns Companies Inc. (The)	130,760	13,062,924
Capital One Financial Corp.	285,321	21,333,451
CIT Group Inc.	244,343	9,285,034
Citigroup Inc.	6,035,988	271,257,301
Countrywide Financial Corp.	669,973	21,747,323
E*TRADE Financial Corp. (1)	428,394	5,140,728
Federal Home Loan Mortgage Corp.	794,233	50,195,526
Federal National Mortgage Association	1,118,321	60,892,578
Federated Investors Inc. Class B	109,706	3,105,777
Franklin Resources Inc.	228,305	15,673,138
Goldman Sachs Group Inc.	521,053	57,310,619
Janus Capital Group Inc.	274,305	3,826,555
JP Morgan Chase & Co.	4,105,248	142,041,581
Lehman Brothers Holdings Inc.	318,635	30,002,672
MBNA Corp.	1,474,916	36,209,188
Merrill Lynch & Co. Inc.	1,075,474	60,871,828
Morgan Stanley	1,285,601	73,600,657
Providian Financial Corp. (1)	339,010	5,817,412
Schwab (Charles) Corp. (The)	1,324,968	13,925,414
SLM Corp.	496,160	24,728,614
T. Rowe Price Group Inc.	142,827	8,481,067

		998,135,514

ELECTRIC—3.00%
AES Corp. (The) (1)	748,803	12,265,393
Allegheny Energy Inc. (1)	159,711	3,299,629
Ameren Corp.	225,400	11,046,854
American Electric Power Co. Inc.	442,470	15,070,528
Calpine Corp. (1) (2)	607,262	1,700,334
CenterPoint Energy Inc.	333,730	4,014,772
Cinergy Corp.	221,737	8,984,783
CMS Energy Corp. (1)	224,802	2,931,418
Consolidated Edison Inc.	279,952	11,808,375
Constellation Energy Group Inc.	205,030	10,600,051
Dominion Resources Inc.	393,160	29,262,899
DTE Energy Co.	201,581	9,167,904
Duke Energy Corp.	1,082,726	30,327,155
Edison International	376,037	13,056,005
Entergy Corp.	246,020	17,383,773

Exelon Corp.	767,430	35,217,363
FirstEnergy Corp.	380,702	15,970,449
FPL Group Inc.	451,527	18,128,809
NiSource Inc.	313,961	7,155,171
PG&E Corp.	416,341	14,197,228
Pinnacle West Capital Corp.	106,211	4,515,030
PPL Corp.	218,269	11,784,343
Progress Energy Inc. (2)	285,124	11,960,952
Public Service Enterprise Group Inc.	275,102	14,962,798
Southern Co. (The)	857,474	27,293,397
TECO Energy Inc.	238,082	3,733,126
TXU Corp.	277,286	22,080,284
Xcel Energy Inc.	464,313	7,976,897

		375,895,720

ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
American Power Conversion Corp.	207,412	5,415,527
Emerson Electric Co.	484,050	31,429,366
Molex Inc.	193,453	5,099,421

		41,944,314

ELECTRONICS—0.51%
Agilent Technologies Inc. (1)	498,834	11,074,115
Applera Corp. - Applied Biosystems Group	226,704	4,475,137
Fisher Scientific International Inc. (1)	135,837	7,731,842
Jabil Circuit Inc. (1)	211,753	6,039,196
Parker Hannifin Corp.	139,272	8,484,450
PerkinElmer Inc.	149,097	3,075,871
Sanmina-SCI Corp. (1)	608,272	3,175,180
Solectron Corp. (1)	1,126,730	3,909,753
Symbol Technologies Inc.	279,969	4,056,751
Tektronix Inc.	102,481	2,513,859
Thermo Electron Corp. (1)	184,783	4,673,162
Waters Corp. (1)	139,826	5,004,373

		64,213,689

ENGINEERING & CONSTRUCTION—0.04%
Fluor Corp.	98,921	5,483,191

		5,483,191

ENTERTAINMENT—0.09%
International Game Technology Inc.	400,037	10,664,986

		10,664,986

ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc. (1)	312,758	2,286,261
Waste Management Inc.	656,172	18,930,562

		21,216,823

FOOD—1.73%
Albertson’s Inc.	426,336	8,803,838
Archer-Daniels-Midland Co.	719,278	17,679,853
Campbell Soup Co.	375,790	10,905,426
ConAgra Foods Inc.	595,002	16,076,954
General Mills Inc.	421,406	20,712,105
Heinz (H.J.) Co.	404,039	14,884,797
Hershey Foods Corp.	252,512	15,266,876
Kellogg Co.	405,109	17,529,066
Kroger Co. (1)	845,051	13,546,168
McCormick & Co. Inc. NVS	157,375	5,418,421
Safeway Inc. (1)	518,564	9,608,991
Sara Lee Corp.	911,102	20,190,020
SUPERVALU Inc.	156,089	5,205,568
Sysco Corp.	735,194	26,319,945
Wrigley (William Jr.) Co.	225,747	14,802,231

		216,950,259

FOREST PRODUCTS & PAPER—0.53%
Georgia-Pacific Corp.	301,263	10,691,824
International Paper Co.	565,978	20,822,331
Louisiana-Pacific Corp.	127,572	3,207,160
MeadWestvaco Corp.	234,626	7,465,799
Temple-Inland Inc.	66,124	4,797,296
Weyerhaeuser Co.	280,182	19,192,467

		66,176,877

GAS—0.18%
KeySpan Corp.	186,191	7,255,863
Nicor Inc.	50,631	1,877,904
Peoples Energy Corp.	44,240	1,854,541
Sempra Energy	274,673	10,942,972

		21,931,280

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	92,891	7,337,460
Snap-On Inc.	67,511	2,146,175
Stanley Works (The)	86,715	3,925,588

		13,409,223

HEALTH CARE-PRODUCTS—3.81%
Bard (C.R.) Inc.	121,298	8,257,968
Bausch & Lomb Inc.	61,923	4,538,956
Baxter International Inc.	715,334	24,307,049
Becton, Dickinson & Co.	291,926	17,054,317
Biomet Inc.	291,616	10,585,661
Boston Scientific Corp. (1)	877,320	25,696,703
Guidant Corp.	372,388	27,519,473
Johnson & Johnson	3,435,016	230,695,675
Medtronic Inc.	1,397,431	71,199,109
St. Jude Medical Inc. (1)	416,557	14,996,052
Stryker Corp.	432,507	19,294,137
Zimmer Holdings Inc. (1)	284,755	22,156,787

		476,301,887

HEALTH CARE-SERVICES—1.66%
Aetna Inc.	339,792	25,467,410
HCA Inc.	475,183	25,455,553
Health Management Associates Inc. Class A	282,358	7,392,132
Humana Inc. (1)	186,046	5,942,309
Laboratory Corp. of America Holdings (1)	155,827	7,510,861
Manor Care Inc.	100,077	3,638,800
Quest Diagnostics Inc.	105,346	11,075,025
Tenet Healthcare Corp. (1)	541,472	6,243,172
UnitedHealth Group Inc.	741,146	70,690,505
WellPoint Inc. (1)	352,074	44,132,476

		207,548,243

HOME BUILDERS—0.19%
Centex Corp.	146,614	8,396,584
KB Home	48,057	5,644,775
Pulte Homes Inc.	136,738	10,068,019

		24,109,378

HOME FURNISHINGS—0.10%
Leggett & Platt Inc.	220,806	6,376,877
Maytag Corp.	90,704	1,267,135
Whirlpool Corp.	77,221	5,230,178

		12,874,190

HOUSEHOLD PRODUCTS & WARES—0.26%
Avery Dennison Corp.	117,258	7,261,788
Clorox Co.	177,022	11,150,616
Fortune Brands Inc.	167,224	13,483,271

		31,895,675

HOUSEWARES—0.06%
Newell Rubbermaid Inc.	317,996	6,976,832

		6,976,832

INSURANCE—4.40%
ACE Ltd.	328,016	13,537,220
AFLAC Inc.	579,289	21,584,308
Allstate Corp. (The)	784,069	42,386,770
Ambac Financial Group Inc.	125,935	9,413,641
American International Group Inc.	3,008,744	166,714,505
AON Corp.	366,612	8,373,418
Chubb Corp. (2)	221,104	17,526,914
CIGNA Corp. (2)	151,835	13,558,865
Cincinnati Financial Corp.	183,348	7,995,806

Hartford Financial Services Group Inc.	341,342	23,402,408
Jefferson-Pilot Corp.	158,069	7,753,284
Lincoln National Corp.	202,017	9,119,047
Loews Corp.	184,246	13,549,451
Marsh & McLennan Companies Inc.	610,514	18,571,836
MBIA Inc.	163,089	8,526,293
MetLife Inc.	846,059	33,080,907
MGIC Investment Corp.	112,027	6,908,705
Principal Financial Group Inc.	345,708	13,306,301
Progressive Corp. (The)	231,091	21,204,910
Prudential Financial Inc.	604,889	34,720,629
SAFECO Corp.	147,208	7,170,502
St. Paul Travelers Companies Inc.	772,787	28,384,466
Torchmark Corp.	125,079	6,529,124
UNUMProvident Corp.	344,117	5,856,871
XL Capital Ltd. Class A (2)	160,458	11,612,345

		550,788,526

INTERNET—1.00%
eBay Inc. (1)	1,397,209	52,060,007
Monster Worldwide Inc. (1)	139,225	3,905,261
Symantec Corp. (1) (2)	818,973	17,468,694
Yahoo! Inc. (1)	1,505,275	51,028,822

		124,462,784

IRON & STEEL—0.16%
Allegheny Technologies Inc.	103,183	2,487,742
Nucor Corp.	184,391	10,613,546
United States Steel Corp.	132,150	6,719,827

		19,821,115

LEISURE TIME—0.48%
Brunswick Corp.	111,989	5,246,685
Carnival Corp.	608,171	31,509,340
Harley-Davidson Inc.	337,017	19,466,102
Sabre Holdings Corp.	151,668	3,318,496

		59,540,623

LODGING—0.39%
Harrah’s Entertainment Inc.	131,866	8,515,906
Hilton Hotels Corp.	445,913	9,966,156
Marriott International Inc. Class A	231,920	15,506,171
Starwood Hotels & Resorts Worldwide Inc.	245,229	14,721,097

		48,709,330

MACHINERY—0.56%
Caterpillar Inc.	395,878	36,199,084
Cummins Inc.	49,344	3,471,350
Deere & Co.	284,962	19,129,499
Rockwell Automation Inc.	201,931	11,437,372

		70,237,305

MANUFACTURING—6.06%
Cooper Industries Ltd.	107,294	7,673,667
Danaher Corp.	317,634	16,964,832
Dover Corp.	236,027	8,919,460
Eastman Kodak Co.	332,356	10,818,188
Eaton Corp. (2)	176,466	11,540,876
General Electric Co.	12,243,147	441,487,881
Honeywell International Inc.	982,111	36,544,350
Illinois Tool Works Inc.	317,124	28,392,112
Ingersoll-Rand Co. Class A	200,046	15,933,664
ITT Industries Inc.	106,935	9,649,814
Pall Corp.	143,934	3,903,490
Textron Inc.	155,988	11,639,825
3M Co.	892,410	76,470,613
Tyco International Ltd.	2,325,916	78,615,961

		758,554,733

MEDIA—3.81%
Clear Channel Communications Inc.	608,385	20,971,031
Comcast Corp. Class A (1)	2,555,613	86,328,607
Dow Jones & Co. Inc.	81,398	3,041,843
Gannett Co. Inc.	289,926	22,927,348
Knight Ridder Inc.	87,660	5,895,135

McGraw-Hill Companies Inc. (The)	219,834	19,180,517
Meredith Corp.	52,428	2,451,009
New York Times Co. Class A	168,598	6,167,315
News Corp. Class A	3,331,196	56,363,836
Time Warner Inc. (1)	5,309,552	93,182,638
Tribune Co.	344,257	13,725,527
Univision Communications Inc. Class A (1)	336,833	9,326,906
Viacom Inc. Class B	1,969,937	68,612,906
Walt Disney Co. (The)	2,365,495	67,960,671

		476,135,289

MINING—0.57%
Alcoa Inc.	1,006,041	30,573,586
Freeport-McMoRan Copper & Gold Inc. (2)	207,348	8,213,054
Newmont Mining Corp.	512,398	21,648,816
Phelps Dodge Corp.	111,558	11,348,795

		71,784,251

OFFICE & BUSINESS EQUIPMENT—0.23%
Pitney Bowes Inc.	266,417	12,020,735
Xerox Corp. (1)	1,105,029	16,741,189

		28,761,924

OIL & GAS—7.62%
Amerada Hess Corp.	98,366	9,463,793
Anadarko Petroleum Corp.	273,374	20,803,761
Apache Corp.	376,846	23,074,281
Burlington Resources Inc.	446,607	22,361,612
ChevronTexaco Corp.	2,431,059	141,755,050
ConocoPhillips	803,873	86,689,664
Devon Energy Corp.	553,405	26,425,089
EOG Resources Inc.	275,820	13,443,467
Exxon Mobil Corp.	7,375,741	439,594,164
Kerr-McGee Corp.	188,394	14,756,902
Marathon Oil Corp.	400,542	18,793,431
Nabors Industries Ltd. (1)	163,411	9,664,127
Noble Corp.	157,060	8,828,343
Occidental Petroleum Corp.	458,545	32,634,648
Rowan Companies Inc.	124,498	3,726,225
Sunoco Inc.	80,336	8,316,383
Transocean Inc. (1)	370,708	19,076,634
Unocal Corp. (2)	312,311	19,266,466
Valero Energy Corp.	296,243	21,705,725
XTO Energy Inc.	400,939	13,166,837

		953,546,602

OIL & GAS SERVICES—0.87%
Baker Hughes Inc.	390,345	17,366,449
BJ Services Co.	188,260	9,766,929
Halliburton Co.	582,302	25,184,562
National Oilwell Varco Inc. (1)	194,462	9,081,375
Schlumberger Ltd.	680,626	47,970,520

		109,369,835

PACKAGING & CONTAINERS—0.15%
Ball Corp.	126,848	5,261,655
Bemis Co. Inc.	122,733	3,819,451
Pactiv Corp. (1)	172,273	4,022,575
Sealed Air Corp. (1)	96,520	5,013,249

		18,116,930

PHARMACEUTICALS—6.04%
Abbott Laboratories	1,801,077	83,966,210
Allergan Inc.	152,589	10,600,358
AmerisourceBergen Corp.	128,662	7,371,046
Bristol-Myers Squibb Co.	2,255,838	57,433,635
Cardinal Health Inc.	500,530	27,929,574
Caremark Rx Inc. (1)	527,492	20,983,632
Express Scripts Inc. (1)	88,061	7,678,039
Forest Laboratories Inc. (1)	405,569	14,985,775
Gilead Sciences Inc. (1)	499,694	17,889,045
Hospira Inc. (1)	180,465	5,823,606
King Pharmaceuticals Inc. (1)	276,528	2,297,948
Lilly (Eli) & Co.	1,308,710	68,183,791
Medco Health Solutions Inc. (1) (2)	317,815	15,754,090

Merck & Co. Inc.	2,551,012	82,576,258
Mylan Laboratories Inc.	311,253	5,515,403
Pfizer Inc.	8,618,156	226,398,958
Schering-Plough Corp.	1,702,643	30,902,970
Watson Pharmaceuticals Inc. (1)	127,088	3,905,414
Wyeth	1,543,678	65,112,338

		755,308,090

PIPELINES—0.25%
Dynegy Inc. Class A (1)	381,385	1,491,215
El Paso Corp.	745,006	7,882,163
Kinder Morgan Inc.	126,747	9,594,748
Williams Companies Inc.	658,099	12,378,842

		31,346,968

REAL ESTATE INVESTMENT TRUSTS—0.54%
Apartment Investment & Management Co. Class A	110,349	4,104,983
Archstone-Smith Trust	231,361	7,891,724
Equity Office Properties Trust	465,413	14,022,894
Equity Residential	327,788	10,558,051
Plum Creek Timber Co. Inc.	212,832	7,598,102
ProLogis	212,989	7,901,892
Simon Property Group Inc.	255,273	15,464,438

		67,542,084

RETAIL—6.64%
AutoNation Inc. (1)	260,511	4,934,078
AutoZone Inc. (1)	78,090	6,692,313
Bed Bath & Beyond Inc. (1)	349,252	12,761,668
Best Buy Co. Inc.	344,599	18,611,792
Big Lots Inc. (1)	128,700	1,546,974
Circuit City Stores Inc.	222,655	3,573,613
Costco Wholesale Corp.	545,249	24,089,101
CVS Corp.	461,803	24,300,074
Darden Restaurants Inc.	170,436	5,228,976
Dillard’s Inc. Class A	81,397	2,189,579
Dollar General Corp.	347,856	7,621,525
Family Dollar Stores Inc.	193,962	5,888,686
Federated Department Stores Inc.	195,284	12,427,874
Gap Inc. (The)	850,060	18,565,310
Home Depot Inc.	2,536,931	97,012,241
Kohl’s Corp. (1)	376,217	19,424,084
Limited Brands Inc.	440,904	10,713,967
Lowe’s Companies Inc. (2)	892,081	50,928,904
May Department Stores Co. (The)	336,993	12,475,481
McDonald’s Corp.	1,468,532	45,730,086
Nordstrom Inc.	145,475	8,056,406
Office Depot Inc. (1)	362,248	8,034,661
OfficeMax Inc.	107,518	3,601,853
Penney (J.C.) Co. Inc. (Holding Co.)	329,646	17,115,220
RadioShack Corp.	183,110	4,486,195
Sears Holdings Corp. (1)	110,868	14,764,252
Staples Inc.	571,652	17,967,022
Starbucks Corp. (1)	461,302	23,830,861
Target Corp.	1,033,689	51,705,124
Tiffany & Co.	168,142	5,804,262
TJX Companies Inc.	556,164	13,698,319
Toys R Us Inc. (1)	248,751	6,407,826
Walgreen Co. (2)	1,179,097	52,375,489
Wal-Mart Stores Inc.	3,913,562	196,108,592
Wendy’s International Inc.	131,695	5,141,373
Yum! Brands Inc.	336,322	17,424,843

		831,238,624

SAVINGS & LOANS—0.55%
Golden West Financial Corp.	325,949	19,719,915
Sovereign Bancorp Inc.	434,385	9,625,972
Washington Mutual Inc.	1,008,066	39,818,607

		69,164,494

SEMICONDUCTORS—3.10%
Advanced Micro Devices Inc. (1)	456,066	7,351,784
Altera Corp. (1)	431,274	8,530,600
Analog Devices Inc.	429,961	15,538,791

Applied Materials Inc. (1)	1,925,260	31,285,475
Applied Micro Circuits Corp. (1)	357,195	1,175,172
Broadcom Corp. Class A (1)	335,656	10,042,828
Freescale Semiconductor Inc. Class B (1)	465,079	8,022,613
Intel Corp.	7,193,320	167,100,824
KLA-Tencor Corp. (1)	227,823	10,482,136
Linear Technology Corp.	354,417	13,577,715
LSI Logic Corp. (1)	447,805	2,503,230
Maxim Integrated Products Inc.	377,100	15,412,077
Micron Technology Inc. (1)	710,645	7,348,069
National Semiconductor Corp.	411,603	8,483,138
Novellus Systems Inc.	161,338	4,312,565
NVIDIA Corp. (1)	192,740	4,579,502
PMC-Sierra Inc. (1)	209,792	1,846,170
QLogic Corp. (1)	105,490	4,272,345
Teradyne Inc. (1)	222,530	3,248,938
Texas Instruments Inc.	1,987,096	50,651,077
Xilinx Inc.	402,230	11,757,183

		387,522,232

SOFTWARE—4.30%
Adobe Systems Inc.	280,868	18,865,904
Autodesk Inc.	265,747	7,908,631
Automatic Data Processing Inc.	673,099	30,255,800
BMC Software Inc. (1)	257,087	3,856,305
Citrix Systems Inc. (1)	195,686	4,661,241
Computer Associates International Inc.	614,308	16,647,747
Compuware Corp. (1)	449,886	3,239,179
Electronic Arts Inc. (1)	355,442	18,404,787
First Data Corp.	925,683	36,388,599
Fiserv Inc. (1)	222,816	8,868,077
IMS Health Inc.	268,347	6,544,983
Intuit Inc. (1)	214,844	9,403,722
Mercury Interactive Corp. (1)	97,444	4,616,897
Microsoft Corp.	11,688,298	282,506,163
Novell Inc. (1)	441,110	2,629,016
Oracle Corp. (1)	5,191,608	64,791,268
Parametric Technology Corp. (1)	307,469	1,718,752
Siebel Systems Inc. (1)	594,858	5,431,054
Veritas Software Corp. (1)	487,179	11,312,296

		538,050,421

TELECOMMUNICATIONS—5.56%
ADC Telecommunications Inc. (1)	927,464	1,845,653
Alltel Corp.	349,207	19,154,004
Andrew Corp. (1)	184,321	2,158,399
AT&T Corp.	923,792	17,321,100
Avaya Inc. (1)	555,647	6,489,957
BellSouth Corp.	2,114,371	55,586,814
CenturyTel Inc.	155,502	5,106,686
CIENA Corp. (1)	650,489	1,118,841
Cisco Systems Inc. (1)	7,467,257	133,589,228
Citizens Communications Co.	388,948	5,032,987
Comverse Technology Inc. (1)	229,056	5,776,792
Corning Inc. (1)	1,627,175	18,110,458
Enterasys Networks Inc. (1)	1,430	2,002
JDS Uniphase Corp. (1)	1,650,650	2,756,586
Lucent Technologies Inc. (1)	5,114,120	14,063,830
Motorola Inc.	2,830,345	42,370,265
Nextel Communications Inc. Class A (1)	1,300,665	36,964,899
QUALCOMM Inc.	1,901,491	69,689,645
Qwest Communications International Inc. (1)	1,928,513	7,135,498
SBC Communications Inc.	3,816,444	90,411,558
Scientific-Atlanta Inc.	174,599	4,927,184
Sprint Corp. (FON Group)	1,706,186	38,815,732
Tellabs Inc. (1)	529,393	3,864,569
Verizon Communications Inc.	3,199,996	113,599,858

		695,892,545

TEXTILES—0.06%
Cintas Corp.	172,389	7,121,390

		7,121,390

TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	192,517	3,936,973

Mattel Inc.	482,949	10,310,961

		14,247,934

TRANSPORTATION—1.61%
Burlington Northern Santa Fe Corp.	436,752	23,554,035
CSX Corp.	249,964	10,411,001
FedEx Corp.	347,830	32,678,629
Norfolk Southern Corp.	462,020	17,117,841
Ryder System Inc.	74,466	3,105,232
Union Pacific Corp.	301,267	20,998,310
United Parcel Service Inc. Class B (2)	1,293,025	94,054,639

		201,919,687

TOTAL COMMON STOCKS (Cost: $12,196,040,720)		12,497,464,232

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.68%

COMMERCIAL PAPER(3)—0.00%
Amstel Funding Corp.
2.95%, 08/19/05	$1,940	1,918
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	32,973	32,936
ANZ National Bank Ltd.
2.94%, 08/15/05	2,334	2,308
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	3,968	3,962
Cantabric Finance LLC
2.80%, 04/29/05	2,521	2,515
Chariot Funding LLC
2.70%, 04/06/05	1,260	1,261
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	4,715	4,712
Corporate Asset Funding
2.75%, 05/05/05	3,268	3,259
CRC Funding LLC
2.74%, 04/28/05	2,334	2,329
DEPFA Bank PLC
2.28%, 05/03/05	2,334	2,329
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	15,873	15,796
Fairway Finance LLC
3.15%, 09/15/05	4,153	4,092
Falcon Asset Securitization Corp.
2.75%, 04/14/05	1,867	1,866
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	5,789	5,778
Fortis Funding LLC
2.35%, 05/09/05	6,536	6,520
General Electric Capital Corp.
2.74%, 07/07/05	2,334	2,317
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	13,270	13,245
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	14,005	13,833
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	36,073	36,027
Kitty Hawk Funding Corp.
2.75%, 04/15/05	6,509	6,502
Liberty Street Funding Corp.
2.80%, 04/20/05	2,340	2,337
Moat Funding LLC
2.74%, 05/02/05	3,268	3,260
Mortgage Interest Networking Trust
2.77%, 04/13/05	3,875	3,871
New Center Asset Trust
2.80%, 04/15/05	4,668	4,663
Nordea North America Inc.
2.74%, 07/11/05	2,334	2,316

Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	5,325	5,318
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	15,031	15,010
Polonius Inc.
2.82%, 04/28/05	3,875	3,867
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	4,021	4,016
Ranger Funding Co. LLC
2.75%, 04/14/05	7,003	6,996
Santander Central Hispano
2.75%, 07/08/05	5,836	5,792
Scaldis Capital LLC
2.75%, 07/08/05	1,168	1,160
Societe Generale
2.75%, 05/03/05	4,202	4,191
Sydney Capital Corp.
2.75%, 04/12/05	8,150	8,143
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	4,062	4,056
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	4,068	4,065
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	3,044	3,042
Tulip Funding Corp.
2.71%, 04/08/05	3,861	3,859
Variable Funding Capital Corp.
2.80%, 04/20/05	3,595	3,589
Yorktown Capital LLC
2.80%, 04/20/05	7,329	7,319

		260,375

FLOATING RATE NOTES(3)—0.00%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	2,147	2,148
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	16,340	16,343
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	3,034	3,034
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	15,172	15,175
BMW US Capital LLC
2.82%, 04/18/06 (4)	4,668	4,668
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	15,873	15,871
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	14,005	14,004
Commodore CDO Ltd.
3.08%, 12/12/05	1,167	1,168
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	14,005	14,004
DEPFA Bank PLC
2.99%, 12/15/05	4,668	4,668
Dorada Finance Inc.
2.66%, 07/29/05 (4)	3,875	3,874
Fairway Finance LLC
2.80%, 06/20/05	2,334	2,334
Fifth Third Bancorp
2.81%, 02/23/06 (4)	9,337	9,337
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	6,069	6,069
General Electric Capital Corp.
2.86%, 03/09/06	2,101	2,103
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	1,705	1,705
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	3,034	3,034
Hartford Life Global Funding Trust
2.80%, 02/15/06	4,668	4,668
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	14,005	14,004
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	21,008	21,008

Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	4,902	4,902
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	19,141	19,145
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	9,337	9,337
Marshall & Ilsley Corp.
2.95%, 02/20/06	4,668	4,673
MetLife Funding Inc.
2.74%, 03/06/06 (4)	7,003	7,003
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	11,671	11,670
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	17,273	17,276
Norddeutsche Landesbank
2.63%, 07/27/05	4,668	4,668
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	14,005	14,005
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	16,573	16,574
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	2,568	2,568
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	23,809	23,811
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	14,365	14,364
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	14,005	14,006
Wells Fargo & Co.
2.78%, 03/15/06 (4)	2,334	2,335
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	16,339	16,340
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	23,529	23,527
Winston Funding Ltd.
2.75%, 04/25/05 (4)	3,333	3,333
World Savings Bank
2.71%, 09/09/05	1,634	1,634

		370,390

MONEY MARKET FUNDS—0.68%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	18,674	18,674
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	84,294,417	84,294,417
BlackRock Temp Cash Money Market Fund 3	871	871
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	1,957	1,957

		84,315,919

REPURCHASE AGREEMENTS(3)—0.00%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $102,714 and effective yields of 2.89% - 2.90%. (6)	$102,705	102,705
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $93,376 and an effective yield of 2.89%. (6)	93,369	93,369
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $70,032 and an effective yield of 2.89%. (6)	70,026	70,026

		266,100

TIME DEPOSITS(3)—0.00%
Abbey National Treasury Services PLC
1.39%, 04/08/05	3,268	3,265
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	4,668	4,668
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	6,536	6,535
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	6,069	6,069

First Tennessee Bank
2.77%, 04/15/05	2,334	2,334
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	5,789	5,789
Natexis Banques
2.98%, 08/18/05	4,668	4,668
Norddeutsche Landesbank
2.11%, 06/07/05	4,668	4,668
Rabobank Nederland NV NY
2.84%, 04/01/05	34,351	34,351
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	11,438	11,438
SunTrust Bank
2.68%, 05/03/05	4,668	4,668
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	15,873	15,872
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	8,403	8,402
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	23,109	23,108
Wells Fargo Bank N.A.
2.79%, 04/15/05	4,668	4,668
World Savings Bank
2.75%, 05/03/05	6,536	6,536

		147,039

U.S. GOVERNMENT AGENCY NOTES(3)—0.00%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	5,595	5,588
Federal National Mortgage Association
2.33%, 07/22/05	7,003	6,952

		12,540

TOTAL SHORT-TERM INVESTMENTS (Cost: $85,372,363)		85,372,363

TOTAL INVESTMENTS IN SECURITIES — 100.55%
(Cost: $12,281,413,083)		12,582,836,595
Other Assets, Less Liabilities — (0.55%)		(69,011,002)

NET ASSETS — 100.00%		$12,513,825,593

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.83%

ADVERTISING—0.31%
Omnicom Group Inc.	81,221	$7,189,683

		7,189,683

AEROSPACE & DEFENSE—2.49%
Boeing Co. (The)	363,090	21,226,241
Lockheed Martin Corp.	175,111	10,692,278
Rockwell Collins Inc.	77,949	3,709,593
United Technologies Corp.	223,396	22,710,437

		58,338,549

AGRICULTURE—2.68%
Altria Group Inc.	902,247	58,997,931
UST Inc.	71,772	3,710,612

		62,708,543

AIRLINES—0.01%
Delta Air Lines Inc. (1) (2)	59,852	242,401

		242,401

APPAREL—0.56%
Coach Inc. (1)	83,129	4,707,595
Nike Inc. Class B	100,255	8,352,244

		13,059,839

AUTO MANUFACTURERS—0.28%
Navistar International Corp. (1) (2)	28,857	1,050,395
PACCAR Inc.	75,601	5,472,756

		6,523,151

AUTO PARTS & EQUIPMENT—0.04%
Goodyear Tire & Rubber Co. (The) (1) (2)	75,647	1,009,887

		1,009,887

BEVERAGES—4.30%
Anheuser-Busch Companies Inc. (2)	338,886	16,059,808
Brown-Forman Corp. Class B (2)	39,372	2,155,617
Coca-Cola Co. (The)	988,077	41,173,169
Pepsi Bottling Group Inc. (2)	86,440	2,407,354
PepsiCo Inc.	731,967	38,816,210

		100,612,158

BIOTECHNOLOGY—1.77%
Amgen Inc. (1)	546,463	31,809,611
Genzyme Corp. (1) (2)	107,960	6,179,630
MedImmune Inc. (1)	108,575	2,585,171
Millipore Corp. (1) (2)	21,270	923,118

		41,497,530

BUILDING MATERIALS—0.16%
American Standard Companies Inc.	78,683	3,657,186

		3,657,186

CHEMICALS—2.54%
Dow Chemical Co. (The)	415,952	20,735,207
Du Pont (E.I.) de Nemours and Co.	434,899	22,284,225
Ecolab Inc.	96,508	3,189,589
Hercules Inc. (1)	48,692	705,547
International Flavors & Fragrances Inc.	38,755	1,530,823
Praxair Inc.	140,658	6,731,892
Sherwin-Williams Co. (The)	55,336	2,434,231
Sigma-Aldrich Corp. (2)	30,009	1,838,051

		59,449,565

COMMERCIAL SERVICES—0.97%
Apollo Group Inc. Class A (1)	72,340	5,357,500
Block (H & R) Inc. (2)	71,708	3,626,991
Equifax Inc.	58,883	1,807,119
Moody’s Corp.	59,870	4,841,088
Paychex Inc. (2)	155,316	5,097,471
Robert Half International Inc.	70,435	1,898,928

		22,629,097

COMPUTERS—5.57%
Apple Computer Inc. (1)	356,494	14,855,105
Dell Inc. (1)	1,072,507	41,205,719
Gateway Inc. (1) (2)	130,215	524,766
International Business Machines Corp.	712,066	65,068,591
Lexmark International Inc. (1)	55,026	4,400,429
Network Appliance Inc. (1)	160,060	4,427,260

		130,481,870

COSMETICS & PERSONAL CARE—4.90%
Avon Products Inc. (2)	205,721	8,833,660
Colgate-Palmolive Co.	229,254	11,960,181
Gillette Co. (The)	432,382	21,826,643
Kimberly-Clark Corp.	209,962	13,800,802
Procter & Gamble Co. (2)	1,100,251	58,313,303

		114,734,589

DIVERSIFIED FINANCIAL SERVICES—1.71%
American Express Co.	511,680	26,285,002
Federated Investors Inc. Class B (2)	41,578	1,177,073
SLM Corp.	187,489	9,344,452
T. Rowe Price Group Inc.	54,056	3,209,845

		40,016,372

ELECTRIC—0.62%
AES Corp. (The) (1)	282,104	4,620,864
CenterPoint Energy Inc. (2)	126,467	1,521,398
TXU Corp. (2)	104,789	8,344,348

		14,486,610

ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
Emerson Electric Co.	182,914	11,876,606

		11,876,606

ELECTRONICS—0.15%
Symbol Technologies Inc.	105,706	1,531,680
Waters Corp. (1)	52,748	1,887,851

		3,419,531

ENGINEERING & CONSTRUCTION—0.09%
Fluor Corp.	37,319	2,068,592

		2,068,592

ENTERTAINMENT—0.17%
International Game Technology Inc.	149,843	3,994,814

		3,994,814

FOOD—2.02%
Campbell Soup Co.	142,252	4,128,153
Heinz (H.J.) Co. (2)	152,391	5,614,084
Hershey Foods Corp.	95,524	5,775,381
Kellogg Co.	153,247	6,630,998
McCormick & Co. Inc. NVS	59,248	2,039,909
Sara Lee Corp.	344,163	7,626,652
Sysco Corp.	277,829	9,946,278
Wrigley (William Jr.) Co.	85,413	5,600,530

		47,361,985

HAND & MACHINE TOOLS—0.18%
Black & Decker Corp.	35,025	2,766,625
Stanley Works (The)	32,883	1,488,613

		4,255,238

HEALTH CARE-PRODUCTS—7.61%
Bard (C.R.) Inc.	45,742	3,114,115
Baxter International Inc.	270,441	9,189,585
Becton, Dickinson & Co.	110,198	6,437,767
Biomet Inc.	109,793	3,985,486
Boston Scientific Corp. (1)	331,584	9,712,095
Guidant Corp.	140,762	10,402,312
Johnson & Johnson	1,296,968	87,104,371
Medtronic Inc.	527,579	26,880,150
St. Jude Medical Inc. (1)	157,167	5,658,012
Stryker Corp.	163,630	7,299,534
Zimmer Holdings Inc. (1)	107,624	8,374,223

		178,157,650

HEALTH CARE-SERVICES—1.32%
Quest Diagnostics Inc.	39,866	4,191,113
UnitedHealth Group Inc.	279,785	26,685,893

		30,877,006

HOME FURNISHINGS—0.02%
Maytag Corp. (2)	33,161	463,259

		463,259

HOUSEHOLD PRODUCTS & WARES—0.51%
Avery Dennison Corp.	44,482	2,754,770
Clorox Co.	66,624	4,196,646
Fortune Brands Inc.	63,039	5,082,835

		12,034,251

HOUSEWARES—0.11%
Newell Rubbermaid Inc. (2)	119,953	2,631,769

		2,631,769

INTERNET—2.01%
eBay Inc. (1)	527,915	19,670,113
Monster Worldwide Inc. (1)	52,558	1,474,252
Symantec Corp. (1)	309,113	6,593,380
Yahoo! Inc. (1)	568,739	19,280,252

		47,017,997

IRON & STEEL—0.04%
Allegheny Technologies Inc.	39,178	944,582

		944,582

LEISURE TIME—0.31%
Harley-Davidson Inc. (2)	127,320	7,354,003

		7,354,003

LODGING—0.39%
Harrah’s Entertainment Inc.	49,725	3,211,241
Marriott International Inc. Class A	87,700	5,863,622

		9,074,863

MACHINERY—0.77%
Caterpillar Inc.	149,631	13,682,259
Rockwell Automation Inc.	76,388	4,326,616

		18,008,875

MANUFACTURING—9.09%
Danaher Corp.	120,125	6,415,876
General Electric Co.	4,622,726	166,695,500
Illinois Tool Works Inc.	119,825	10,727,932
3M Co.	336,918	28,870,503

		212,709,811

MEDIA—0.59%
Dow Jones & Co. Inc. (2)	30,865	1,153,425
Knight Ridder Inc.	32,816	2,206,876
McGraw-Hill Companies Inc. (The)	83,031	7,244,455
Meredith Corp.	19,878	929,297
New York Times Co. Class A (2)	63,613	2,326,964

		13,861,017

MINING—0.13%
Freeport-McMoRan Copper & Gold Inc.	78,183	3,096,829

		3,096,829

OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.	100,346	4,527,612

		4,527,612

OIL & GAS—7.30%
Exxon Mobil Corp.	2,784,907	165,980,457
XTO Energy Inc.	151,082	4,961,533

		170,941,990

OIL & GAS SERVICES—1.62%
Baker Hughes Inc.	147,336	6,554,979
BJ Services Co. (2)	70,987	3,682,806
Halliburton Co.	220,098	9,519,239
Schlumberger Ltd.	257,203	18,127,667

		37,884,691

PACKAGING & CONTAINERS—0.23%
Ball Corp.	47,937	1,988,427
Pactiv Corp. (1)	64,644	1,509,437
Sealed Air Corp. (1)	36,434	1,892,382

		5,390,246

PHARMACEUTICALS—7.18%
Abbott Laboratories	679,989	31,701,087
Allergan Inc. (2)	57,163	3,971,114
Bristol-Myers Squibb Co. (2)	852,397	21,702,028
Express Scripts Inc. (1)	33,217	2,896,190
Forest Laboratories Inc. (1)	153,444	5,669,756
Gilead Sciences Inc. (1)	188,672	6,754,458
Hospira Inc. (1)	68,087	2,197,167
Lilly (Eli) & Co.	494,087	25,741,933
Merck & Co. Inc.	963,123	31,176,292
Schering-Plough Corp.	643,459	11,678,781
Wyeth	582,805	24,582,715

		168,071,521

REAL ESTATE INVESTMENT TRUSTS—0.25%
Simon Property Group Inc.	96,303	5,834,036

		5,834,036

RETAIL—9.61%
AutoZone Inc. (1)	29,619	2,538,348
Bed Bath & Beyond Inc. (1)	131,597	4,808,554
Best Buy Co. Inc.	130,323	7,038,745
Dollar General Corp.	131,737	2,886,358
Family Dollar Stores Inc.	73,165	2,221,289
Gap Inc. (The)	321,604	7,023,831
Home Depot Inc.	957,764	36,624,895
Lowe’s Companies Inc.	337,076	19,243,669
RadioShack Corp.	69,088	1,692,656
Staples Inc.	215,828	6,783,474
Starbucks Corp. (1)	174,393	9,009,142
Target Corp.	390,565	19,536,061
TJX Companies Inc.	209,656	5,163,827
Walgreen Co.	445,510	19,789,554
Wal-Mart Stores Inc.	1,477,638	74,044,440
Yum! Brands Inc. (2)	126,948	6,577,176

		224,982,019

SEMICONDUCTORS—4.00%
Altera Corp. (1)	162,627	3,216,762
Analog Devices Inc.	162,223	5,862,739
Broadcom Corp. Class A (1)	127,146	3,804,208
Intel Corp.	2,716,062	63,094,120
Linear Technology Corp.	133,606	5,118,446
Maxim Integrated Products Inc. (2)	142,282	5,815,065
PMC-Sierra Inc. (1) (2)	78,486	690,677
QLogic Corp. (1)	40,003	1,620,122
Xilinx Inc.	152,364	4,453,600

		93,675,739

SOFTWARE—8.11%
Adobe Systems Inc.	106,062	7,124,185

Autodesk Inc.	100,229	2,982,815
Automatic Data Processing Inc.	254,348	11,432,943
Citrix Systems Inc. (1)	73,854	1,759,202
Computer Associates International Inc.	232,375	6,297,363
Electronic Arts Inc. (1)	134,286	6,953,329
First Data Corp.	349,767	13,749,341
IMS Health Inc.	101,233	2,469,073
Intuit Inc. (1)	81,017	3,546,114
Mercury Interactive Corp. (1)	36,775	1,742,400
Microsoft Corp.	4,413,252	106,668,301
Oracle Corp. (1)	1,960,021	24,461,062
Parametric Technology Corp. (1)	117,394	656,232

		189,842,360

TELECOMMUNICATIONS—4.61%
Avaya Inc. (1)	209,567	2,447,743
Cisco Systems Inc. (1)	2,819,404	50,439,138
Corning Inc. (1)	614,366	6,837,894
Lucent Technologies Inc. (1) (2)	1,928,336	5,302,924
Nextel Communications Inc. Class A (1) (2)	491,512	13,968,771
QUALCOMM Inc.	717,934	26,312,281
Qwest Communications International Inc. (1)	730,102	2,701,377

		108,010,128

TEXTILES—0.12%
Cintas Corp.	65,316	2,698,204

		2,698,204

TOYS, GAMES & HOBBIES—0.16%
Mattel Inc. (2)	180,844	3,861,019

		3,861,019

TRANSPORTATION—1.52%
United Parcel Service Inc. Class B	488,157	35,508,540

		35,508,540

TOTAL COMMON STOCKS (Cost: $2,152,866,579)		2,337,073,813

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.54%

COMMERCIAL PAPER(3)—0.02%
Amstel Funding Corp.
2.95%, 08/19/05	$2,997	2,963
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	50,932	50,876
ANZ National Bank Ltd.
2.94%, 08/15/05	3,606	3,566
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	6,129	6,120
Cantabric Finance LLC
2.80%, 04/29/05	3,894	3,886
Chariot Funding LLC
2.70%, 04/06/05	1,947	1,946
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	7,283	7,277
Corporate Asset Funding
2.75%, 05/05/05	5,048	5,035
CRC Funding LLC
2.74%, 04/28/05	3,606	3,598
DEPFA Bank PLC
2.28%, 05/03/05	3,606	3,598
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	24,518	24,400
Fairway Finance LLC
3.15%, 09/15/05	6,415	6,321
Falcon Asset Securitization Corp.
2.75%, 04/14/05	2,884	2,882
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	8,942	8,924

Fortis Funding LLC
2.35%, 05/09/05	10,096	10,071
General Electric Capital Corp.
2.74%, 07/07/05	3,606	3,579
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	20,498	20,458
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	21,633	21,368
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	55,721	55,650
Kitty Hawk Funding Corp.
2.75%, 04/15/05	10,055	10,044
Liberty Street Funding Corp.
2.80%, 04/20/05	3,615	3,610
Moat Funding LLC
2.74%, 05/02/05	5,048	5,036
Mortgage Interest Networking Trust
2.77%, 04/13/05	5,985	5,980
New Center Asset Trust
2.80%, 04/15/05	7,211	7,203
Nordea North America Inc.
2.74%, 07/11/05	3,606	3,578
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	8,225	8,216
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	23,218	23,184
Polonius Inc.
2.82%, 04/28/05	5,985	5,973
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	6,210	6,205
Ranger Funding Co. LLC
2.75%, 04/14/05	10,817	10,806
Santander Central Hispano
2.75%, 07/08/05	9,014	8,947
Scaldis Capital LLC
2.75%, 07/08/05	1,805	1,791
Societe Generale
2.75%, 05/03/05	6,490	6,474
Sydney Capital Corp.
2.75%, 04/12/05	12,588	12,578
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	6,274	6,264
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	6,283	6,277
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	4,703	4,698
Tulip Funding Corp.
2.71%, 04/08/05	5,963	5,960
Variable Funding Capital Corp.
2.80%, 04/20/05	5,553	5,544
Yorktown Capital LLC
2.80%, 04/20/05	11,321	11,305

		402,191

FLOATING RATE NOTES(3)—0.02%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	3,317	3,317
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	25,239	25,243
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	4,687	4,686
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	23,436	23,439
BMW US Capital LLC
2.82%, 04/18/06 (4)	7,211	7,211
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	24,518	24,514
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	21,633	21,632
Commodore CDO Ltd.
3.08%, 12/12/05	1,803	1,803
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	21,633	21,630
DEPFA Bank PLC
2.99%, 12/15/05	7,211	7,211

Dorada Finance Inc.
2.66%, 07/29/05 (4)	5,985	5,985
Fairway Finance LLC
2.80%, 06/20/05	3,606	3,605
Fifth Third Bancorp
2.81%, 02/23/06 (4)	14,422	14,422
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	9,374	9,375
General Electric Capital Corp.
2.86%, 03/09/06	3,245	3,249
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	2,633	2,633
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	4,687	4,687
Hartford Life Global Funding Trust
2.80%, 02/15/06	7,211	7,211
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	21,633	21,633
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	32,450	32,450
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	7,572	7,571
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	29,566	29,573
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	14,422	14,422
Marshall & Ilsley Corp.
2.95%, 02/20/06	7,211	7,219
MetLife Funding Inc.
2.74%, 03/06/06 (4)	10,817	10,817
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	18,028	18,027
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	26,681	26,686
Norddeutsche Landesbank
2.63%, 07/27/05	7,211	7,210
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	21,633	21,633
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	25,599	25,601
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	3,966	3,965
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	36,777	36,779
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	22,189	22,187
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	21,633	21,634
Wells Fargo & Co.
2.78%, 03/15/06 (4)	3,606	3,606
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	25,239	25,237
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	36,344	36,342
Winston Funding Ltd.
2.75%, 04/25/05 (4)	5,149	5,149
World Savings Bank
2.71%, 09/09/05	2,524	2,524

		572,118

MONEY MARKET FUNDS—0.47%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	28,844	28,844
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	10,948,603	10,948,603
BlackRock Temp Cash Money Market Fund 3	1,345	1,345
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	3,023	3,023

		10,981,815

REPURCHASE AGREEMENTS(3)—0.02%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $158,657 and effective yields of 2.89% - 2.90%. (6)	$158,645	158,645
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $144,234 and an effective yield of 2.89%. (6)	144,222	144,222
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $108,175 and an effective yield of 2.89%. (6)	108,167	108,167

		411,034

TIME DEPOSITS(3)—0.01%
Abbey National Treasury Services PLC
1.39%, 04/08/05	5,048	5,042
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	7,211	7,211
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	10,096	10,095
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	9,374	9,374
First Tennessee Bank
2.77%, 04/15/05	3,606	3,606
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	8,942	8,942
Natexis Banques
2.98%, 08/18/05	7,211	7,211
Norddeutsche Landesbank
2.11%, 06/07/05	7,211	7,211
Rabobank Nederland NV NY
2.84%, 04/01/05	53,060	53,060
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	17,667	17,667
SunTrust Bank
2.68%, 05/03/05	7,211	7,210
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	24,518	24,518
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	12,980	12,980
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	35,695	35,696
Wells Fargo Bank N.A.
2.79%, 04/15/05	7,211	7,211
World Savings Bank
2.75%, 05/03/05	10,096	10,096

		227,130

U.S. GOVERNMENT AGENCY NOTES(3)—0.00%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	8,643	8,631
Federal National Mortgage Association
2.33%, 07/22/05	10,817	10,738

		19,369

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,613,657)		12,613,657

TOTAL INVESTMENTS IN SECURITIES — 100.37% (Cost: $2,165,480,236)		2,349,687,470
Other Assets, Less Liabilities — (0.37%)		(8,586,576)

NET ASSETS — 100.00%		$2,341,100,894

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.90%

ADVERTISING—0.10%
Interpublic Group of Companies Inc. (1)	208,894	$2,565,218

		2,565,218

AEROSPACE & DEFENSE—1.30%
General Dynamics Corp.	99,039	10,602,125
Goodrich (B.F.) Co.	59,308	2,270,903
L-3 Communications Holdings Inc.	56,893	4,040,541
Northrop Grumman Corp.	178,290	9,624,094
Raytheon Co.	224,236	8,677,933

		35,215,596

AGRICULTURE—0.49%
Monsanto Co.	131,783	8,500,003
Reynolds American Inc.	57,528	4,636,182

		13,136,185

AIRLINES—0.19%
Southwest Airlines Co.	364,001	5,183,374

		5,183,374

APPAREL—0.31%
Jones Apparel Group Inc.	60,462	2,024,872
Liz Claiborne Inc.	53,617	2,151,650
Reebok International Ltd.	27,663	1,225,471
VF Corp.	49,391	2,920,984

		8,322,977

AUTO MANUFACTURERS—0.68%
Ford Motor Co.	906,052	10,265,569
General Motors Corp.	279,540	8,215,681

		18,481,250

AUTO PARTS & EQUIPMENT—0.31%
Cooper Tire & Rubber Co.	34,621	635,642
Dana Corp.	74,413	951,742
Delphi Corp.	277,744	1,244,293
Johnson Controls Inc.	94,635	5,276,848
Visteon Corp.	63,723	363,858

		8,472,383

BANKS—12.53%
AmSouth Bancorp	175,435	4,552,538
Bank of America Corp.	2,005,461	88,440,830
Bank of New York Co. Inc. (The)	385,209	11,190,321
BB&T Corp.	271,411	10,606,742
Comerica Inc.	84,084	4,631,347
Compass Bancshares Inc.	61,037	2,771,080
Fifth Third Bancorp	257,371	11,061,806
First Horizon National Corp.	60,823	2,480,970
Huntington Bancshares Inc.	114,531	2,737,291
KeyCorp	201,113	6,526,117
M&T Bank Corp.	48,586	4,958,687
Marshall & Ilsley Corp.	102,656	4,285,888
Mellon Financial Corp.	209,754	5,986,379
National City Corp.	294,066	9,851,211
North Fork Bancorp Inc.	232,950	6,462,033
Northern Trust Corp.	100,485	4,365,068
PNC Financial Services Group	139,888	7,201,434
Regions Financial Corp.	229,935	7,449,894
State Street Corp.	165,074	7,217,035
SunTrust Banks Inc.	167,840	12,096,229
Synovus Financial Corp.	153,575	4,278,599

U.S. Bancorp	917,000	26,427,940
Wachovia Corp.	784,439	39,935,789
Wells Fargo & Co.	838,971	50,170,466
Zions Bancorporation	44,388	3,063,660

		338,749,354

BEVERAGES—0.25%
Coca-Cola Enterprises Inc.	174,252	3,575,651
Molson Coors Brewing Co. Class B	39,708	3,064,266

		6,639,917

BIOTECHNOLOGY—0.31%
Biogen Idec Inc. (1)	165,093	5,697,359
Chiron Corp. (1)	72,916	2,556,435

		8,253,794

BUILDING MATERIALS—0.39%
Masco Corp.	221,725	7,687,206
Vulcan Materials Co.	50,843	2,889,408

		10,576,614

CHEMICALS—0.92%
Air Products & Chemicals Inc.	112,644	7,129,239
Ashland Inc.	32,756	2,210,047
Eastman Chemical Co.	38,495	2,271,205
Engelhard Corp.	60,580	1,819,217
Great Lakes Chemical Corp.	25,429	816,779
PPG Industries Inc.	85,733	6,131,624
Rohm & Haas Co.	96,059	4,610,832

		24,988,943

COMMERCIAL SERVICES—0.76%
Cendant Corp.	522,165	10,725,269
Convergys Corp. (1)	70,462	1,051,998
Donnelley (R.R.) & Sons Co.	106,407	3,364,589
McKesson Corp.	146,128	5,516,332

		20,658,188

COMPUTERS—2.77%
Affiliated Computer Services Inc. Class A (1)	62,578	3,331,653
Computer Sciences Corp. (1)	94,414	4,328,882
Electronic Data Systems Corp.	255,751	5,286,373
EMC Corp. (1)	1,190,302	14,664,521
Hewlett-Packard Co.	1,432,632	31,431,946
NCR Corp. (1)	91,994	3,103,878
Sun Microsystems Inc. (1)	1,671,861	6,754,318
SunGard Data Systems Inc. (1)	142,715	4,923,668
Unisys Corp. (1)	167,340	1,181,420

		75,006,659

COSMETICS & PERSONAL CARE—0.07%
Alberto-Culver Co.	41,876	2,004,185

		2,004,185

DISTRIBUTION & WHOLESALE—0.23%
Genuine Parts Co.	86,316	3,753,883
Grainger (W.W.) Inc.	41,205	2,565,835

		6,319,718

DIVERSIFIED FINANCIAL SERVICES—14.13%
Bear Stearns Companies Inc. (The)	56,080	5,602,392
Capital One Financial Corp.	122,325	9,146,240
CIT Group Inc.	104,170	3,958,460
Citigroup Inc.	2,585,126	116,175,562
Countrywide Financial Corp.	287,239	9,323,778
E*TRADE Financial Corp. (1)	183,074	2,196,888
Federal Home Loan Mortgage Corp.	340,412	21,514,038
Federal National Mortgage Association	478,891	26,075,615
Franklin Resources Inc.	97,900	6,720,835
Goldman Sachs Group Inc.	223,340	24,565,167
Janus Capital Group Inc.	117,012	1,632,317
JP Morgan Chase & Co.	1,758,153	60,832,094
Lehman Brothers Holdings Inc.	136,587	12,861,032
MBNA Corp.	632,213	15,520,829
Merrill Lynch & Co. Inc.	460,544	26,066,790

Morgan Stanley	550,541	31,518,472
Providian Financial Corp. (1)	144,788	2,484,562
Schwab (Charles) Corp. (The)	568,230	5,972,097

		382,167,168

ELECTRIC—5.35%
Allegheny Energy Inc. (1)	68,254	1,410,128
Ameren Corp.	96,489	4,728,926
American Electric Power Co. Inc.	189,749	6,462,851
Calpine Corp. (1) (2)	263,030	736,484
Cinergy Corp.	94,562	3,831,652
CMS Energy Corp. (1)	97,019	1,265,128
Consolidated Edison Inc.	119,843	5,054,978
Constellation Energy Group Inc.	87,373	4,517,184
Dominion Resources Inc.	168,536	12,544,134
DTE Energy Co.	85,939	3,908,506
Duke Energy Corp.	464,133	13,000,365
Edison International	161,277	5,599,537
Entergy Corp.	105,489	7,453,853
Exelon Corp.	328,959	15,095,929
FirstEnergy Corp.	163,249	6,848,296
FPL Group Inc.	193,603	7,773,160
NiSource Inc.	133,993	3,053,700
PG&E Corp.	178,544	6,088,350
Pinnacle West Capital Corp.	45,350	1,927,829
PPL Corp.	93,439	5,044,772
Progress Energy Inc.	122,060	5,120,417
Public Service Enterprise Group Inc.	117,972	6,416,497
Southern Co. (The)	367,591	11,700,422
TECO Energy Inc.	101,992	1,599,235
Xcel Energy Inc.	198,051	3,402,516

		144,584,849

ELECTRICAL COMPONENTS & EQUIPMENT—0.17%
American Power Conversion Corp.	88,804	2,318,672
Molex Inc.	82,829	2,183,372

		4,502,044

ELECTRONICS—0.87%
Agilent Technologies Inc. (1)	213,547	4,740,743
Applera Corp. - Applied Biosystems Group	97,237	1,919,458
Fisher Scientific International Inc. (1)	57,943	3,298,116
Jabil Circuit Inc. (1)	90,660	2,585,623
Parker Hannifin Corp.	59,368	3,616,699
PerkinElmer Inc.	64,342	1,327,375
Sanmina-SCI Corp. (1)	259,966	1,357,023
Solectron Corp. (1)	479,638	1,664,344
Tektronix Inc.	44,319	1,087,145
Thermo Electron Corp. (1)	79,002	1,997,961

		23,594,487

ENVIRONMENTAL CONTROL—0.34%
Allied Waste Industries Inc. (1)	133,956	979,218
Waste Management Inc.	281,342	8,116,717

		9,095,935

FOOD—1.45%
Albertson’s Inc.	181,827	3,754,728
Archer-Daniels-Midland Co.	308,412	7,580,767
ConAgra Foods Inc.	255,144	6,893,991
General Mills Inc.	180,674	8,880,127
Kroger Co. (1)	362,422	5,809,625
Safeway Inc. (1)	221,082	4,096,649
SUPERVALU Inc.	66,734	2,225,579

		39,241,466

FOREST PRODUCTS & PAPER—1.05%
Georgia-Pacific Corp.	128,371	4,555,887
International Paper Co.	242,656	8,927,314
Louisiana-Pacific Corp.	55,008	1,382,901
MeadWestvaco Corp.	100,109	3,185,468
Temple-Inland Inc.	28,261	2,050,336
Weyerhaeuser Co.	120,132	8,229,042

		28,330,948

GAS—0.35%
KeySpan Corp.	79,447	3,096,050
Nicor Inc.	21,709	805,187
Peoples Energy Corp.	18,765	786,629
Sempra Energy	117,587	4,684,666

		9,372,532

HAND & MACHINE TOOLS—0.03%
Snap-On Inc.	28,708	912,627

		912,627

HEALTH CARE-PRODUCTS—0.07%
Bausch & Lomb Inc.	26,495	1,942,084

		1,942,084

HEALTH CARE-SERVICES—1.99%
Aetna Inc.	145,669	10,917,892
HCA Inc.	203,719	10,913,227
Health Management Associates Inc. Class A	120,535	3,155,606
Humana Inc. (1)	79,439	2,537,282
Laboratory Corp. of America Holdings (1)	66,713	3,215,567
Manor Care Inc.	42,793	1,555,953
Tenet Healthcare Corp. (1)	231,331	2,667,246
WellPoint Inc. (1)	150,905	18,915,942

		53,878,715

HOME BUILDERS—0.38%
Centex Corp.	62,523	3,580,692
KB Home	20,576	2,416,857
Pulte Homes Inc.	58,537	4,310,079

		10,307,628

HOME FURNISHINGS—0.18%
Leggett & Platt Inc.	94,274	2,722,633
Whirlpool Corp.	33,024	2,236,716

		4,959,349

INSURANCE—8.72%
ACE Ltd.	140,672	5,805,533
AFLAC Inc.	248,360	9,253,894
Allstate Corp. (The)	336,072	18,168,052
Ambac Financial Group Inc.	53,689	4,013,253
American International Group Inc.	1,288,575	71,399,941
AON Corp.	156,336	3,570,714
Chubb Corp.	94,805	7,515,192
CIGNA Corp.	65,119	5,815,127
Cincinnati Financial Corp.	78,495	3,423,167
Hartford Financial Services Group Inc.	146,336	10,032,796
Jefferson-Pilot Corp.	67,443	3,308,079
Lincoln National Corp.	86,133	3,888,044
Loews Corp.	79,017	5,810,910
Marsh & McLennan Companies Inc.	261,772	7,963,104
MBIA Inc.	69,525	3,634,767
MetLife Inc.	362,669	14,180,358
MGIC Investment Corp.	47,807	2,948,258
Principal Financial Group Inc.	148,263	5,706,643
Progressive Corp. (The)	99,081	9,091,673
Prudential Financial Inc.	259,283	14,882,844
SAFECO Corp.	62,822	3,060,060
St. Paul Travelers Companies Inc.	331,276	12,167,767
Torchmark Corp.	53,404	2,787,689
UNUMProvident Corp.	146,983	2,501,651
XL Capital Ltd. Class A	68,692	4,971,240

		235,900,756

IRON & STEEL—0.27%
Nucor Corp.	78,935	4,543,499
United States Steel Corp.	56,392	2,867,533

		7,411,032

LEISURE TIME—0.64%
Brunswick Corp.	47,857	2,242,100
Carnival Corp.	260,702	13,506,971
Sabre Holdings Corp.	64,949	1,421,084

		17,170,155

LODGING—0.39%
Hilton Hotels Corp.	190,065	4,247,953
Starwood Hotels & Resorts Worldwide Inc.	105,167	6,313,175

		10,561,128

MACHINERY—0.36%
Cummins Inc.	21,128	1,486,355
Deere & Co.	122,182	8,202,078

		9,688,433

MANUFACTURING—3.09%
Cooper Industries Ltd.	45,772	3,273,613
Dover Corp.	100,636	3,803,034
Eastman Kodak Co.	141,637	4,610,284
Eaton Corp.	75,543	4,940,512
Honeywell International Inc.	420,976	15,664,517
Ingersoll-Rand Co. Class A	85,784	6,832,696
ITT Industries Inc.	45,593	4,114,312
Pall Corp.	61,238	1,660,775
Textron Inc.	66,777	4,982,900
Tyco International Ltd.	996,057	33,666,727

		83,549,370

MEDIA—6.96%
Clear Channel Communications Inc.	260,843	8,991,258
Comcast Corp. Class A (1)	1,094,434	36,969,981
Gannett Co. Inc.	124,295	9,829,249
News Corp. Class A	1,426,479	24,136,025
Time Warner Inc. (1)	2,273,829	39,905,699
Tribune Co.	147,641	5,886,447
Univision Communications Inc. Class A (1)	144,200	3,992,898
Viacom Inc. Class B	843,591	29,382,275
Walt Disney Co. (The)	1,012,980	29,102,915

		188,196,747

MINING—1.01%
Alcoa Inc.	431,258	13,105,931
Newmont Mining Corp.	219,683	9,281,607
Phelps Dodge Corp.	47,755	4,858,116

		27,245,654

OFFICE & BUSINESS EQUIPMENT—0.27%
Xerox Corp. (1)	473,833	7,178,570

		7,178,570

OIL & GAS—7.93%
Amerada Hess Corp.	42,113	4,051,692
Anadarko Petroleum Corp.	117,207	8,919,453
Apache Corp.	161,561	9,892,380
Burlington Resources Inc.	191,474	9,587,103
ChevronTexaco Corp.	1,041,150	60,709,457
ConocoPhillips	344,258	37,124,783
Devon Energy Corp.	237,243	11,328,353
EOG Resources Inc.	118,297	5,765,796
Kerr-McGee Corp.	80,789	6,328,202
Marathon Oil Corp.	171,742	8,058,135
Nabors Industries Ltd. (1)	69,955	4,137,139
Noble Corp.	66,977	3,764,777
Occidental Petroleum Corp.	196,561	13,989,246
Rowan Companies Inc.	53,099	1,589,253
Sunoco Inc.	34,265	3,547,113
Transocean Inc. (1)	158,948	8,179,464
Unocal Corp.	133,906	8,260,661
Valero Energy Corp.	127,009	9,305,949

		214,538,956

OIL & GAS SERVICES—0.14%
National Oilwell Varco Inc. (1)	82,898	3,871,337

		3,871,337

PACKAGING & CONTAINERS—0.06%
Bemis Co. Inc.	52,945	1,647,648

		1,647,648

PHARMACEUTICALS—4.91%
AmerisourceBergen Corp.	54,886	3,144,419
Cardinal Health Inc.	214,571	11,973,062
Caremark Rx Inc. (1)	226,161	8,996,685
King Pharmaceuticals Inc. (1)	118,957	988,533
Medco Health Solutions Inc. (1)	136,288	6,755,796
Mylan Laboratories Inc.	132,992	2,356,618
Pfizer Inc.	3,691,003	96,962,649
Watson Pharmaceuticals Inc. (1)	54,236	1,666,672

		132,844,434

PIPELINES—0.50%
Dynegy Inc. Class A (1)	163,399	638,890
El Paso Corp.	317,744	3,361,732
Kinder Morgan Inc.	54,260	4,107,482
Williams Companies Inc.	281,722	5,299,191

		13,407,295

REAL ESTATE INVESTMENT TRUSTS—0.82%
Apartment Investment & Management Co. Class A	47,241	1,757,365
Archstone-Smith Trust	98,698	3,366,589
Equity Office Properties Trust	199,596	6,013,827
Equity Residential	139,702	4,499,801
Plum Creek Timber Co. Inc.	90,803	3,241,667
ProLogis	90,851	3,370,572

		22,249,821

RETAIL—3.73%
AutoNation Inc. (1)	111,537	2,112,511
Big Lots Inc. (1)	55,361	665,439
Circuit City Stores Inc.	94,459	1,516,067
Costco Wholesale Corp.	233,752	10,327,163
CVS Corp.	197,975	10,417,445
Darden Restaurants Inc.	72,976	2,238,904
Dillard’s Inc. Class A	34,866	937,895
Federated Department Stores Inc.	83,759	5,330,423
Kohl’s Corp. (1)	161,309	8,328,384
Limited Brands Inc.	188,744	4,586,479
May Department Stores Co. (The)	144,538	5,350,797
McDonald’s Corp.	629,433	19,600,544
Nordstrom Inc.	62,280	3,449,066
Office Depot Inc. (1)	154,518	3,427,209
OfficeMax Inc.	46,298	1,550,983
Penney (J.C.) Co. Inc. (Holding Co.)	141,358	7,339,307
Sears Holdings Corp. (1)	47,490	6,324,203
Tiffany & Co.	71,869	2,480,918
Toys R Us Inc. (1)	106,232	2,736,536
Wendy’s International Inc.	56,300	2,197,952

		100,918,225

SAVINGS & LOANS—1.10%
Golden West Financial Corp.	139,754	8,455,117
Sovereign Bancorp Inc.	185,157	4,103,079
Washington Mutual Inc.	432,089	17,067,516

		29,625,712

SEMICONDUCTORS—2.21%
Advanced Micro Devices Inc. (1)	194,611	3,137,129
Applied Materials Inc. (1)	825,288	13,410,930
Applied Micro Circuits Corp. (1)	152,702	502,390
Freescale Semiconductor Inc. Class B (1)	198,379	3,422,038
KLA-Tencor Corp. (1)	97,106	4,467,847
LSI Logic Corp. (1)	189,513	1,059,378
Micron Technology Inc. (1)	303,235	3,135,450
National Semiconductor Corp.	175,528	3,617,632
Novellus Systems Inc.	69,040	1,845,439
NVIDIA Corp. (1)	82,099	1,950,672
Teradyne Inc. (1)	96,450	1,408,170
Texas Instruments Inc.	851,680	21,709,323

		59,666,398

SOFTWARE—0.56%
BMC Software Inc. (1)	109,842	1,647,630
Compuware Corp. (1)	192,306	1,384,603

Fiserv Inc. (1)	95,475	3,799,905
Novell Inc. (1)	187,789	1,119,222
Siebel Systems Inc. (1)	254,283	2,321,604
Veritas Software Corp. (1)	208,555	4,842,647

		15,115,611

TELECOMMUNICATIONS—6.49%
ADC Telecommunications Inc. (1)	398,234	792,486
Alltel Corp.	149,728	8,212,581
Andrew Corp. (1)	79,168	927,057
AT&T Corp.	396,111	7,427,081
BellSouth Corp.	906,219	23,824,498
CenturyTel Inc.	66,469	2,182,842
CIENA Corp. (1)	281,404	484,015
Citizens Communications Co.	165,685	2,143,964
Comverse Technology Inc. (1)	97,632	2,462,279
Enterasys Networks Inc. (1)	765	1,071
JDS Uniphase Corp. (1)	714,667	1,193,494
Motorola Inc.	1,213,157	18,160,960
SBC Communications Inc.	1,634,393	38,718,770
Scientific-Atlanta Inc.	75,105	2,119,463
Sprint Corp. (FON Group)	731,335	16,637,871
Tellabs Inc. (1)	228,160	1,665,568
Verizon Communications Inc.	1,370,433	48,650,372

		175,604,372

TOYS, GAMES & HOBBIES—0.06%
Hasbro Inc.	82,432	1,685,734

		1,685,734

TRANSPORTATION—1.71%
Burlington Northern Santa Fe Corp.	187,237	10,097,691
CSX Corp.	106,527	4,436,850
FedEx Corp.	149,098	14,007,757
Norfolk Southern Corp.	198,105	7,339,790
Ryder System Inc.	31,656	1,320,055
Union Pacific Corp.	129,167	9,002,940

		46,205,083

TOTAL COMMON STOCKS (Cost: $2,559,500,055)		2,701,746,658

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.87%

COMMERCIAL PAPER(3)—0.00%
Amstel Funding Corp.
2.95%, 08/19/05	$428	423
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	7,274	7,266
ANZ National Bank Ltd.
2.94%, 08/15/05	515	509
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	875	874
Cantabric Finance LLC
2.80%, 04/29/05	556	555
Chariot Funding LLC
2.70%, 04/06/05	278	278
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,040	1,039
Corporate Asset Funding
2.75%, 05/05/05	721	719
CRC Funding LLC
2.74%, 04/28/05	515	514
DEPFA Bank PLC
2.28%, 05/03/05	515	514
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	3,502	3,485
Fairway Finance LLC
3.15%, 09/15/05	916	903
Falcon Asset Securitization Corp.
2.75%, 04/14/05	412	412

Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	1,277	1,274
Fortis Funding LLC
2.35%, 05/09/05	1,442	1,438
General Electric Capital Corp.
2.74%, 07/07/05	515	511
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	2,928	2,923
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	3,090	3,052
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	7,958	7,949
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,436	1,435
Liberty Street Funding Corp.
2.80%, 04/20/05	516	516
Moat Funding LLC
2.74%, 05/02/05	721	719
Mortgage Interest Networking Trust
2.77%, 04/13/05	855	854
New Center Asset Trust
2.80%, 04/15/05	1,030	1,029
Nordea North America Inc.
2.74%, 07/11/05	515	512
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,175	1,173
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	3,316	3,310
Polonius Inc.
2.82%, 04/28/05	855	853
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	887	886
Ranger Funding Co. LLC
2.75%, 04/14/05	1,545	1,543
Santander Central Hispano
2.75%, 07/08/05	1,287	1,278
Scaldis Capital LLC
2.75%, 07/08/05	258	256
Societe Generale
2.75%, 05/03/05	927	925
Sydney Capital Corp.
2.75%, 04/12/05	1,798	1,796
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	896	895
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	897	896
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	672	671
Tulip Funding Corp.
2.71%, 04/08/05	852	851
Variable Funding Capital Corp.
2.80%, 04/20/05	793	792
Yorktown Capital LLC
2.80%, 04/20/05	1,617	1,615

		57,443

FLOATING RATE NOTES(3)—0.01%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	474	474
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	3,605	3,605
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	669	669
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	3,347	3,348
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,030	1,030
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	3,502	3,502
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	3,090	3,090
Commodore CDO Ltd.
3.08%, 12/12/05	257	257

Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	3,090	3,090
DEPFA Bank PLC
2.99%, 12/15/05	1,030	1,030
Dorada Finance Inc.
2.66%, 07/29/05 (4)	855	855
Fairway Finance LLC
2.80%, 06/20/05	515	515
Fifth Third Bancorp
2.81%, 02/23/06 (4)	2,060	2,060
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,339	1,339
General Electric Capital Corp.
2.86%, 03/09/06	463	464
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	376	376
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	669	669
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,030	1,030
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	3,090	3,090
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	4,635	4,635
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,081	1,081
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	4,223	4,224
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	2,060	2,060
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,030	1,031
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,545	1,545
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	2,575	2,575
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	3,811	3,811
Norddeutsche Landesbank
2.63%, 07/27/05	1,030	1,030
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	3,090	3,090
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	3,656	3,656
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	566	566
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	5,253	5,253
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	3,169	3,169
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	3,090	3,090
Wells Fargo & Co.
2.78%, 03/15/06 (4)	515	515
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	3,605	3,603
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	5,191	5,189
Winston Funding Ltd.
2.75%, 04/25/05 (4)	735	735
World Savings Bank
2.71%, 09/09/05	360	360

		81,711

MONEY MARKET FUNDS—0.86%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	4,120	4,120
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	23,264,131	23,264,131
BlackRock Temp Cash Money Market Fund 3	192	192
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	432	432

		23,268,875

REPURCHASE AGREEMENTS(3)—0.00%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $22,660 and effective yields of 2.89% - 2.90%. (6)	$22,658	22,658
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $20,600 and an effective yield of 2.89%. (6)	20,599	20,599
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $15,450 and an effective yield of 2.89%. (6)	15,449	15,449

		58,706

TIME DEPOSITS(3)—0.00%
Abbey National Treasury Services PLC
1.39%, 04/08/05	722	722
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,030	1,030
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,442	1,442
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,339	1,339
First Tennessee Bank
2.77%, 04/15/05	515	515
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	1,277	1,277
Natexis Banques
2.98%, 08/18/05	1,030	1,030
Norddeutsche Landesbank
2.11%, 06/07/05	1,030	1,030
Rabobank Nederland NV NY
2.84%, 04/01/05	7,578	7,578
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	2,523	2,523
SunTrust Bank
2.68%, 05/03/05	1,030	1,030
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	3,502	3,501
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,854	1,854
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	5,098	5,098
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,030	1,030
World Savings Bank
2.75%, 05/03/05	1,442	1,442

		32,441

U.S. GOVERNMENT AGENCY NOTES(3)—0.00%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,234	1,233
Federal National Mortgage Association
2.33%, 07/22/05	1,545	1,534

		2,767

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,501,943)		23,501,943

TOTAL INVESTMENTS IN SECURITIES — 100.77% (Cost: $2,583,001,998)		2,725,248,601
Other Assets, Less Liabilities — (0.77%)		(20,762,907)

NET ASSETS — 100.00%		$2,704,485,694

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.31%
Catalina Marketing Corp. (1)	115,246	$2,984,871
Harte-Hanks Inc.	167,813	4,624,926

		7,609,797

AEROSPACE & DEFENSE—0.45%
Alliant Techsystems Inc. (1) (2)	88,558	6,327,469
Sequa Corp. Class A (2)	19,662	1,019,475
Titan Corp. (The) (2)	198,179	3,598,931

		10,945,875

AGRICULTURE—0.11%
Universal Corp. (1)	59,898	2,741,531

		2,741,531

AIRLINES—0.33%
AirTran Holdings Inc. (1) (2)	199,890	1,809,004
Alaska Air Group Inc. (1) (2)	60,111	1,769,668
JetBlue Airways Corp. (1) (2)	229,914	4,377,563

		7,956,235

APPAREL—0.21%
Timberland Co. Class A (1) (2)	72,500	5,142,425

		5,142,425

AUTO PARTS & EQUIPMENT—0.82%
ArvinMeritor Inc. (1)	163,712	2,532,625
Bandag Inc. (1)	36,511	1,715,287
BorgWarner Inc.	131,800	6,416,024
Lear Corp. (1)	157,508	6,987,055
Modine Manufacturing Co.	75,844	2,224,504

		19,875,495

BANKS—4.35%
Associated Bancorp	303,651	9,483,021
Bank of Hawaii Corp.	125,217	5,667,321
City National Corp.	105,974	7,399,105
Colonial BancGroup Inc. (The)	341,486	7,007,293
Commerce Bancorp Inc. (1)	372,109	12,082,379
Cullen/Frost Bankers Inc.	114,263	5,158,974
FirstMerit Corp. (1)	197,010	5,271,988
Greater Bay Bancorp (1)	119,242	2,910,697
Hibernia Corp. Class A	363,865	11,647,319
Investors Financial Services Corp. (1)	156,064	7,633,090
Mercantile Bankshares Corp. (1)	185,743	9,446,889
Silicon Valley Bancshares (1) (2)	84,524	3,724,127
TCF Financial Corp.	297,767	8,084,374
Westamerica Bancorp (1)	78,314	4,054,316
Wilmington Trust Corp.	157,748	5,536,955

		105,107,848

BEVERAGES—0.76%
Constellation Brands Inc. (2)	240,913	12,737,070
PepsiAmericas Inc.	247,937	5,618,252

		18,355,322

BIOTECHNOLOGY—1.31%
Charles River Laboratories International Inc. (1) (2)	155,102	7,295,998
Invitrogen Corp. (1) (2)	121,005	8,373,546
Martek Biosciences Corp. (1) (2)	72,632	4,226,456

Millennium Pharmaceuticals Inc. (2)	718,322	6,048,271
Protein Design Labs Inc. (1) (2)	246,443	3,940,624
Vertex Pharmaceuticals Inc. (1) (2)	187,407	1,754,130

		31,639,025

BUILDING MATERIALS—0.41%
Martin Marietta Materials Inc. (1)	110,678	6,189,114
York International Corp. (1)	97,216	3,808,923

		9,998,037

CHEMICALS—2.93%
Airgas Inc.	164,053	3,919,226
Albemarle Corp.	107,409	3,905,391
Cabot Corp.	147,250	4,922,567
Cabot Microelectronics Corp. (1) (2)	57,671	1,809,716
Crompton Corp.	268,587	3,921,370
Cytec Industries Inc.	100,887	5,473,120
Ferro Corp. (1)	97,758	1,839,806
FMC Corp. (2)	86,338	4,614,766
Lubrizol Corp.	157,716	6,409,578
Lyondell Chemical Co.	509,862	14,235,347
Minerals Technologies Inc. (1)	47,990	3,156,782
Olin Corp.	165,975	3,701,242
RPM International Inc.	274,409	5,016,196
Sensient Technologies Corp. (1)	109,988	2,371,341
Valspar Corp. (The)	120,575	5,611,560

		70,908,008

COAL—0.79%
Arch Coal Inc. (1)	147,176	6,330,040
Peabody Energy Corp.	275,750	12,783,770

		19,113,810

COMMERCIAL SERVICES—3.91%
ADESA Inc.	214,642	5,014,037
Alliance Data Systems Corp. (2)	154,823	6,254,849
Banta Corp.	58,242	2,492,758
Career Education Corp. (2)	240,439	8,237,440
ChoicePoint Inc. (2)	208,103	8,347,011
Corinthian Colleges Inc. (1) (2)	212,253	3,336,617
Deluxe Corp.	117,585	4,686,938
DeVry Inc. (1) (2)	151,861	2,873,210
Education Management Corp. (2)	159,509	4,458,277
Gartner Inc. Class A (1) (2)	200,066	1,914,632
ITT Educational Services Inc. (2)	107,570	5,217,145
Kelly Services Inc. Class A (1)	64,150	1,846,878
Korn/Ferry International (1) (2)	81,446	1,549,917
Laureate Education Inc. (1) (2)	115,439	4,939,635
Manpower Inc.	210,854	9,176,366
MoneyGram International Inc.	201,046	3,797,759
MPS Group Inc. (1) (2)	239,605	2,518,249
Quanta Services Inc. (1) (2)	228,251	1,741,555
Rent-A-Center Inc. (2)	164,313	4,487,388
Rollins Inc.	115,553	2,149,286
Sotheby’s Holdings Inc. Class A (2)	111,438	1,889,988
United Rentals Inc. (1) (2)	169,436	3,424,302
Valassis Communications Inc. (1) (2)	120,003	4,195,305

		94,549,542

COMPUTERS—3.88%
BISYS Group Inc. (The) (2)	282,745	4,433,442
Cadence Design Systems Inc. (2)	634,086	9,479,586
Ceridian Corp. (2)	350,128	5,969,682
Cognizant Technology Solutions Corp. (2)	311,781	14,404,282
Diebold Inc.	168,184	9,224,892
DST Systems Inc. (2)	177,628	8,202,861
Henry (Jack) & Associates Inc.	190,055	3,419,089
Imation Corp. (1)	79,429	2,760,158
McDATA Corp. Class A (2)	276,611	1,042,823
Mentor Graphics Corp. (1) (2)	178,323	2,443,025
National Instruments Corp. (1)	156,134	4,223,425
Reynolds & Reynolds Co. (The) Class A	136,202	3,685,626
SanDisk Corp. (2)	382,076	10,621,713
Storage Technology Corp. (2)	249,998	7,699,938
Synopsys Inc. (2)	339,871	6,151,665

		93,762,207

DISTRIBUTION & WHOLESALE—0.98%
CDW Corp. (1)	173,473	9,832,450
Fastenal Co. (1)	160,178	8,859,445
Tech Data Corp. (2)	136,583	5,061,766

		23,753,661

DIVERSIFIED FINANCIAL SERVICES—2.60%
AmeriCredit Corp. (1) (2)	356,367	8,353,242
Eaton Vance Corp.	312,461	7,324,086
Edwards (A.G.) Inc.	178,385	7,991,648
IndyMac Bancorp Inc.	145,562	4,949,108
Jefferies Group Inc. (1)	120,552	4,542,399
LaBranche & Co. Inc. (1) (2)	133,507	1,241,615
Legg Mason Inc.	254,931	19,920,308
Raymond James Financial Inc. (1)	155,552	4,713,226
Waddell & Reed Financial Inc. Class A	193,467	3,819,039

		62,854,671

ELECTRIC—5.00%
Alliant Energy Corp.	272,580	7,299,692
Aquila Inc. (1) (2)	564,620	2,162,495
Black Hills Corp. (1)	75,861	2,508,723
DPL Inc.	296,785	7,419,625
Duquesne Light Holdings Inc. (1)	179,809	3,222,177
Energy East Corp.	344,598	9,035,360
Great Plains Energy Inc. (1)	174,317	5,330,614
Hawaiian Electric Industries Inc. (1)	188,976	4,822,667
IDACORP Inc. (1)	98,685	2,799,693
MDU Resources Group Inc. (1)	277,511	7,664,854
Northeast Utilities	300,674	5,793,988
NSTAR	125,000	6,787,500
OGE Energy Corp.	210,738	5,679,389
Pepco Holdings Inc.	440,797	9,252,329
PNM Resources Inc. (1)	149,383	3,985,538
Puget Energy Inc.	233,890	5,154,936
SCANA Corp.	264,821	10,121,459
Sierra Pacific Resources Corp. (1) (2)	274,559	2,951,509
Westar Energy Inc.	201,037	4,350,441
Wisconsin Energy Corp.	274,391	9,740,880
WPS Resources Corp. (1)	88,218	4,668,497

		120,752,366

ELECTRICAL COMPONENTS & EQUIPMENT—0.98%
AMETEK Inc.	161,759	6,510,800
Energizer Holdings Inc. (2)	165,847	9,917,651
Hubbell Inc. Class B	144,216	7,369,438

		23,797,889

ELECTRONICS—1.69%
Amphenol Corp. Class A	207,580	7,688,763
Arrow Electronics Inc. (2)	271,827	6,890,814
Avnet Inc. (1) (2)	282,468	5,203,061
Gentex Corp. (1)	182,412	5,818,943
KEMET Corp. (2)	201,678	1,563,004
Plexus Corp. (1) (2)	100,675	1,158,769
Thomas & Betts Corp. (2)	139,462	4,504,623
Varian Inc. (2)	82,172	3,113,497
Vishay Intertechnology Inc. (1) (2)	388,890	4,833,903

		40,775,377

ENGINEERING & CONSTRUCTION—0.49%
Dycom Industries Inc. (1) (2)	113,739	2,614,860
Granite Construction Inc.	86,870	2,282,075
Jacobs Engineering Group Inc. (2)	133,422	6,927,270

		11,824,205

ENTERTAINMENT—0.61%
GTECH Holdings Corp.	271,265	6,382,865
International Speedway Corp. Class A	103,490	5,614,332
Macrovision Corp. (2)	116,223	2,648,722

		14,645,919

ENVIRONMENTAL CONTROL—0.65%
Republic Services Inc.	329,360	11,026,973
Stericycle Inc. (1) (2)	105,303	4,654,393

		15,681,366

FOOD—2.76%
Dean Foods Co. (2)	349,501	11,987,884
Hormel Foods Corp.	245,805	7,646,994
Ruddick Corp.	104,987	2,430,449
Smithfield Foods Inc. (2)	234,604	7,401,756
Smucker (J.M.) Co. (The) (1)	137,121	6,897,186
Tootsie Roll Industries Inc.	99,772	2,993,163
Tyson Foods Inc. Class A	710,780	11,855,810
Whole Foods Market Inc. (1)	150,731	15,394,157

		66,607,399

FOREST PRODUCTS & PAPER—0.48%
Bowater Inc. (1)	130,304	4,908,552
Glatfelter Co. (1)	87,520	1,290,920
Longview Fibre Co. (1)	119,289	2,237,862
Potlatch Corp. (1)	68,030	3,202,172

		11,639,506

GAS—0.92%
AGL Resources Inc.	180,569	6,307,275
ONEOK Inc. (1)	244,468	7,534,504
Vectren Corp.	178,125	4,745,250
WGL Holdings Inc. (1)	113,913	3,526,746

		22,113,775

HAND & MACHINE TOOLS—0.17%
Kennametal Inc.	87,786	4,168,957

		4,168,957

HEALTH CARE-PRODUCTS—3.92%
Beckman Coulter Inc.	145,181	9,647,277
Cytyc Corp. (2)	265,663	6,112,906
DENTSPLY International Inc.	177,900	9,679,539
Edwards Lifesciences Corp. (1) (2)	139,822	6,043,107
Gen-Probe Inc. (2)	116,684	5,199,439
Henry Schein Inc. (2)	203,149	7,280,860
Hillenbrand Industries Inc.	137,864	7,647,316
INAMED Corp. (2)	83,903	5,863,142
Patterson Companies Inc. (1) (2)	322,159	16,091,842
Steris Corp. (2)	162,164	4,094,641
TECHNE Corp. (2)	89,871	3,611,017
Varian Medical Systems Inc. (2)	313,228	10,737,456
VISX Inc. (2)	116,993	2,742,316

		94,750,858

HEALTH CARE-SERVICES—3.71%
Apria Healthcare Group Inc. (2)	113,373	3,639,273
Community Health Systems Inc. (2)	156,047	5,447,601
Covance Inc. (2)	147,316	7,013,715
Coventry Health Care Inc. (2)	249,047	16,970,063
Health Net Inc. (2)	260,459	8,519,614
LifePoint Hospitals Inc. (1) (2)	84,425	3,701,192
Lincare Holdings Inc. (1) (2)	235,354	10,409,707
PacifiCare Health Systems Inc. (1) (2)	203,237	11,568,250
Renal Care Group Inc. (2)	158,852	6,026,845
Triad Hospitals Inc. (1) (2)	184,360	9,236,436
Universal Health Services Inc. Class B	136,869	7,171,936

		89,704,632

HOLDING COMPANIES - DIVERSIFIED—0.32%
Leucadia National Corp. (1)	221,664	7,614,159

		7,614,159

HOME BUILDERS—2.76%
D.R. Horton Inc.	687,281	20,096,096
Hovnanian Enterprises Inc. Class A (2)	113,324	5,779,524
Lennar Corp. Class A	338,287	19,174,107
Ryland Group Inc.	111,538	6,917,587
Thor Industries Inc. (1)	107,888	3,226,930
Toll Brothers Inc. (2)	144,916	11,426,627

		66,620,871

HOME FURNISHINGS—0.66%
Furniture Brands International Inc. (1)	124,077	2,706,119
Harman International Industries Inc.	150,971	13,354,895

		16,061,014

HOUSEHOLD PRODUCTS & WARES—0.80%
American Greetings Corp. Class A (1)	161,420	4,112,982
Blyth Inc.	82,496	2,626,673
Church & Dwight Co. Inc. (1)	148,408	5,264,032
Scotts Miracle-Gro Co. (The) Class A (2)	64,636	4,539,386
Tupperware Corp. (1)	131,532	2,677,992

		19,221,065

INSURANCE—5.11%
Allmerica Financial Corp. (2)	124,928	4,491,162
American Financial Group Inc.	136,723	4,211,068
AmerUs Group Co. (1)	92,320	4,362,120
Berkley (W.R.) Corp.	185,806	9,215,978
Brown & Brown Inc. (1)	145,745	6,717,387
Everest Re Group Ltd.	131,618	11,202,008
Fidelity National Financial Inc.	409,049	13,474,074
First American Corp. (1)	190,958	6,290,156
Gallagher (Arthur J.) & Co. (1)	216,176	6,225,869
HCC Insurance Holdings Inc.	159,470	5,766,435
Horace Mann Educators Corp. (1)	99,865	1,771,605
Ohio Casualty Corp. (1) (2)	146,069	3,356,666
Old Republic International Corp.	427,656	9,960,108
PMI Group Inc. (The)	220,675	8,387,857
Protective Life Corp.	162,929	6,403,110
Radian Group Inc.	207,442	9,903,281
StanCorp Financial Group Inc.	66,602	5,646,518
Unitrin Inc.	135,443	6,149,112

		123,534,514

INTERNET—1.33%
Avocent Corp. (2)	116,511	2,989,672
CheckFree Corp. (1) (2)	196,918	8,026,378
F5 Networks Inc. (1) (2)	85,840	4,334,062
Macromedia Inc. (1) (2)	172,718	5,786,053
McAfee Inc. (2)	375,761	8,477,168
RSA Security Inc. (1) (2)	162,533	2,576,148

		32,189,481

IRON & STEEL—0.15%
Steel Dynamics Inc.	104,353	3,594,961

		3,594,961

LEISURE TIME—0.09%
Callaway Golf Co. (1)	166,287	2,128,474

		2,128,474

LODGING—1.40%
Boyd Gaming Corp. (1)	155,083	8,087,578
Caesars Entertainment Inc. (2)	735,809	14,561,660
Mandalay Resort Group	158,376	11,163,924

		33,813,162

MACHINERY—1.09%
AGCO Corp. (2)	211,324	3,856,663
Flowserve Corp. (1) (2)	129,286	3,344,629
Graco Inc.	161,584	6,521,530
Nordson Corp.	76,930	2,832,563
Tecumseh Products Co. Class A	43,091	1,706,834
Zebra Technologies Corp. Class A (2)	168,625	8,008,001

		26,270,220

MANUFACTURING—2.24%
Brink’s Co. (The)	132,838	4,596,195
Carlisle Companies Inc.	72,699	5,072,209
Crane Co. (1)	129,592	3,730,954
Donaldson Co. Inc. (1)	179,901	5,807,204
Federal Signal Corp. (1)	112,232	1,702,559
Harsco Corp.	97,207	5,794,509

Lancaster Colony Corp.	72,011	3,064,068
Pentair Inc.	237,551	9,264,489
SPX Corp. (1)	176,265	7,628,749
Teleflex Inc.	90,126	4,612,649
Trinity Industries Inc. (1)	99,813	2,811,732

		54,085,317

MEDIA—1.91%
Belo (A.H.) Corp.	251,426	6,069,424
Emmis Communications Corp. (1) (2)	120,263	2,311,455
Entercom Communications Corp. (2)	103,327	3,670,175
Lee Enterprises Inc.	106,215	4,609,731
Media General Inc. Class A	56,030	3,465,455
Readers Digest Association Inc. (The)	233,005	4,033,317
Scholastic Corp. (1) (2)	87,276	3,219,612
Washington Post Co. (The) Class B	16,189	14,472,966
Westwood One Inc. (2)	206,769	4,207,749

		46,059,884

METAL FABRICATE & HARDWARE—0.64%
Precision Castparts Corp.	154,938	11,931,775
Worthington Industries Inc.	187,017	3,605,688

		15,537,463

OFFICE FURNISHINGS—0.43%
Herman Miller Inc. (1)	163,656	4,929,319
HNI Corp.	121,254	5,450,367

		10,379,686

OIL & GAS—4.53%
ENSCO International Inc.	354,647	13,356,006
Forest Oil Corp. (1) (2)	129,153	5,230,696
Helmerich & Payne Inc.	118,813	4,715,688
Murphy Oil Corp.	204,924	20,232,146
Newfield Exploration Co. (2)	147,997	10,990,257
Noble Energy Inc. (1)	138,493	9,420,294
Patterson-UTI Energy Inc.	395,561	9,896,936
Pioneer Natural Resources Co. (1)	339,616	14,508,395
Plains Exploration & Production Co. (2)	180,610	6,303,289
Pogo Producing Co.	149,221	7,347,642
Pride International Inc. (2)	297,287	7,384,609

		109,385,958

OIL & GAS SERVICES—2.55%
Cooper Cameron Corp. (2)	126,763	7,252,111
FMC Technologies Inc. (1) (2)	160,141	5,313,478
Grant Prideco Inc. (2)	289,905	7,004,105
Hanover Compressor Co. (1) (2)	182,414	2,201,737
Smith International Inc.	248,630	15,596,560
Tidewater Inc. (1)	141,998	5,518,042
Weatherford International Ltd. (2)	323,922	18,768,041

		61,654,074

PACKAGING & CONTAINERS—0.48%
Packaging Corporation of America (1)	198,617	4,824,407
Sonoco Products Co.	232,247	6,700,326

		11,524,733

PHARMACEUTICALS—2.69%
Barr Pharmaceuticals Inc. (2)	216,624	10,577,750
Cephalon Inc. (1) (2)	135,915	6,364,899
IVAX Corp. (2)	516,533	10,211,858
Omnicare Inc.	244,360	8,662,562
Par Pharmaceutical Companies Inc. (1) (2)	79,210	2,648,782
Perrigo Co. (1)	207,869	3,980,691
Sepracor Inc. (1) (2)	246,416	14,146,743
Valeant Pharmaceuticals International (1)	214,068	4,820,811
VCA Antech Inc. (2)	178,790	3,616,922

		65,031,018

PIPELINES—1.26%
Equitable Resources Inc.	143,199	8,225,351
National Fuel Gas Co. (1)	183,213	5,238,060
Questar Corp.	198,643	11,769,598
Western Gas Resources Inc. (1)	151,087	5,204,947

		30,437,956

REAL ESTATE INVESTMENT TRUSTS—2.72%
AMB Property Corp. (1)	196,901	7,442,858
Developers Diversified Realty Corp.	252,877	10,051,861
Highwoods Properties Inc. (1)	125,640	3,369,665
Hospitality Properties Trust	147,924	5,973,171
Liberty Property Trust	202,140	7,893,567
Mack-Cali Realty Corp.	132,430	5,608,410
New Plan Excel Realty Trust Inc. (1)	241,292	6,058,842
Rayonier Inc. (1)	117,554	5,822,450
United Dominion Realty Trust Inc.	321,502	6,709,747
Weingarten Realty Investors (1)	198,229	6,840,883

		65,771,454

RETAIL—9.39%
Abercrombie & Fitch Co. Class A	204,382	11,698,826
Advance Auto Parts Inc. (2)	172,477	8,701,465
Aeropostale Inc. (2)	130,310	4,267,652
American Eagle Outfitters Inc.	311,229	9,196,817
AnnTaylor Stores Corp. (2)	165,156	4,226,342
Applebee’s International Inc.	189,856	5,232,431
Barnes & Noble Inc. (2)	148,617	5,125,800
BJ’s Wholesale Club Inc. (1) (2)	163,101	5,065,917
Bob Evans Farms Inc. (1)	82,516	1,935,000
Borders Group Inc.	175,772	4,679,051
Brinker International Inc. (2)	207,053	7,499,460
CarMax Inc. (1) (2)	244,499	7,701,718
CBRL Group Inc.	111,249	4,594,584
Cheesecake Factory (The) (1) (2)	182,201	6,459,026
Chico’s FAS Inc. (2)	418,834	11,836,249
Claire’s Stores Inc.	231,774	5,340,073
Copart Inc. (2)	187,815	4,424,921
Dollar Tree Stores Inc. (1) (2)	264,962	7,612,358
Foot Locker Inc.	365,664	10,713,955
Krispy Kreme Doughnuts Inc. (1) (2)	143,728	1,096,645
Michaels Stores Inc.	316,102	11,474,503
Neiman-Marcus Group Inc. Class A (1)	114,794	10,504,799
99 Cents Only Stores (1) (2)	138,503	1,824,085
O’Reilly Automotive Inc. (1) (2)	123,340	6,109,030
Outback Steakhouse Inc. (1)	158,941	7,277,908
Pacific Sunwear of California Inc. (2)	173,818	4,863,428
Payless ShoeSource Inc. (1) (2)	159,063	2,511,605
PETsMART Inc.	342,177	9,837,589
Pier 1 Imports Inc. (1)	202,064	3,683,627
Regis Corp.	104,660	4,283,734
Ross Stores Inc. (1)	344,284	10,032,436
Ruby Tuesday Inc. (1)	150,043	3,644,544
Saks Inc.	327,172	5,905,455
Urban Outfitters Inc. (2)	152,648	7,322,525
Williams-Sonoma Inc. (2)	274,566	10,090,300

		226,773,858

SAVINGS & LOANS—1.41%
Astoria Financial Corp.	240,472	6,083,942
Independence Community Bank Corp.	184,299	7,187,661
New York Community Bancorp Inc. (1)	572,123	10,389,754
Washington Federal Inc.	202,830	4,727,967
Webster Financial Corp.	126,189	5,730,242

		34,119,566

SEMICONDUCTORS—2.87%
Atmel Corp. (2)	1,052,668	3,105,371
Credence Systems Corp. (1) (2)	212,946	1,684,403
Cree Inc. (1) (2)	179,072	3,894,816
Cypress Semiconductor Corp. (1) (2)	300,677	3,788,530
Fairchild Semiconductor International Inc. Class A (2)	280,190	4,295,313
Integrated Circuit Systems Inc. (2)	164,317	3,141,741
Integrated Device Technology Inc. (2)	245,805	2,957,034
International Rectifier Corp. (1) (2)	158,805	7,225,627
Intersil Corp. Class A	352,545	6,106,079
Lam Research Corp. (1) (2)	327,581	9,453,988
Lattice Semiconductor Corp. (2)	263,920	1,417,250
LTX Corp. (1) (2)	145,182	644,608

Micrel Inc. (2)	185,846	1,713,500
Microchip Technology Inc.	486,013	12,641,198
Semtech Corp. (2)	173,193	3,094,959
Silicon Laboratories Inc. (1) (2)	106,199	3,155,172
TriQuint Semiconductor Inc. (2)	319,611	1,080,285

		69,399,874

SOFTWARE—2.32%
Activision Inc. (2)	445,217	6,589,207
Acxiom Corp.	200,721	4,201,091
Advent Software Inc. (1) (2)	66,510	1,209,152
Ascential Software Corp. (2)	137,277	2,543,743
Certegy Inc.	146,092	5,057,705
CSG Systems International Inc. (2)	119,202	1,941,801
Dun & Bradstreet Corp. (2)	161,913	9,949,554
Fair Isaac Corp.	157,571	5,426,745
Keane Inc. (1) (2)	130,895	1,705,562
Retek Inc. (2)	130,390	1,462,976
SEI Investments Co.	196,850	7,118,096
Sybase Inc. (1) (2)	222,619	4,109,547
Transaction Systems Architects Inc. Class A (2)	83,895	1,942,169
Wind River Systems Inc. (2)	182,973	2,759,233

		56,016,581

TELECOMMUNICATIONS—1.96%
ADTRAN Inc. (1)	160,673	2,834,272
Cincinnati Bell Inc. (2)	573,000	2,435,250
CommScope Inc. (1) (2)	119,829	1,792,642
Enterasys Networks Inc. (2)	6,219	8,707
Harris Corp.	312,230	10,194,309
Newport Corp. (1) (2)	99,911	1,447,710
Plantronics Inc.	114,832	4,372,803
Polycom Inc. (2)	229,605	3,891,805
Powerwave Technologies Inc. (1) (2)	233,647	1,808,428
RF Micro Devices Inc. (1) (2)	438,139	2,287,086
Telephone & Data Systems Inc.	127,821	10,430,194
3Com Corp. (2)	889,500	3,166,619
UTStarcom Inc. (1) (2)	243,850	2,670,157

		47,339,982

TEXTILES—0.49%
Mohawk Industries Inc. (1) (2)	139,187	11,733,464

		11,733,464

TRANSPORTATION—2.42%
Alexander & Baldwin Inc.	101,750	4,192,100
CH Robinson Worldwide Inc.	200,103	10,311,308
CNF Inc.	121,025	5,662,760
Expeditors International Washington Inc.	249,892	13,381,717
Hunt (J.B.) Transport Services Inc.	161,188	7,055,199
Overseas Shipholding Group Inc.	81,242	5,110,934
Swift Transportation Co. Inc. (1) (2)	145,433	3,219,887
Werner Enterprises Inc.	148,536	2,886,054
Yellow Roadway Corp. (1) (2)	113,984	6,672,623

		58,492,582

TRUCKING & LEASING—0.16%
GATX Corp.	115,670	3,839,087

		3,839,087

WATER—0.22%
Aqua America Inc.	218,872	5,331,722

		5,331,722

TOTAL COMMON STOCKS (Cost: $2,043,000,610)		2,414,737,918

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—20.45%

COMMERCIAL PAPER(3)—4.80%
Amstel Funding Corp.
2.95%, 08/19/05	$864,780	854,860
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	14,694,562	14,678,406
ANZ National Bank Ltd.
2.94%, 08/15/05	1,040,249	1,028,715
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,768,424	1,765,619
Cantabric Finance LLC
2.80%, 04/29/05	1,123,469	1,121,023
Chariot Funding LLC
2.70%, 04/06/05	561,735	561,524
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	2,101,304	2,099,519
Corporate Asset Funding
2.75%, 05/05/05	1,456,349	1,452,567
CRC Funding LLC
2.74%, 04/28/05	1,040,249	1,038,112
DEPFA Bank PLC
2.28%, 05/03/05	1,040,249	1,038,146
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	7,073,695	7,039,848
Fairway Finance LLC
3.15%, 09/15/05	1,850,708	1,823,664
Falcon Asset Securitization Corp.
2.75%, 04/14/05	832,199	831,375
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	2,579,818	2,574,689
Fortis Funding LLC
2.35%, 05/09/05	2,912,698	2,905,473
General Electric Capital Corp.
2.74%, 07/07/05	1,040,249	1,032,569
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	5,913,942	5,902,646
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	6,241,496	6,164,737
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	16,076,179	16,055,893
Kitty Hawk Funding Corp.
2.75%, 04/15/05	2,900,943	2,897,841
Liberty Street Funding Corp.
2.80%, 04/20/05	1,042,975	1,041,433
Moat Funding LLC
2.74%, 05/02/05	1,456,349	1,452,913
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,726,814	1,725,219
New Center Asset Trust
2.80%, 04/15/05	2,080,499	2,078,233
Nordea North America Inc.
2.74%, 07/11/05	1,040,249	1,032,253
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	2,373,121	2,370,177
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	6,698,581	6,688,990
Polonius Inc.
2.82%, 04/28/05	1,726,814	1,723,162
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,791,809	1,790,005
Ranger Funding Co. LLC
2.75%, 04/14/05	3,120,748	3,117,654
Santander Central Hispano
2.75%, 07/08/05	2,600,623	2,581,190
Scaldis Capital LLC
2.75%, 07/08/05	520,707	516,809
Societe Generale
2.75%, 05/03/05	1,872,449	1,867,872
Sydney Capital Corp.
2.75%, 04/12/05	3,631,926	3,628,875
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,810,034	1,807,359
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	1,812,822	1,810,975
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	1,356,756	1,355,408
Tulip Funding Corp.
2.71%, 04/08/05	1,720,468	1,719,562

Variable Funding Capital Corp.
2.80%, 04/20/05	1,601,984	1,599,617
Yorktown Capital LLC
2.80%, 04/20/05	3,266,383	3,261,556

		116,036,488

FLOATING RATE NOTES(3)—6.83%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	957,029	957,058
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	7,281,745	7,282,928
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	1,352,324	1,352,017
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	6,761,620	6,762,158
BMW US Capital LLC
2.82%, 04/18/06 (4)	2,080,499	2,080,499
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	7,073,695	7,072,492
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	6,241,496	6,241,247
Commodore CDO Ltd.
3.08%, 12/12/05	520,125	520,125
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	6,241,496	6,240,678
DEPFA Bank PLC
2.99%, 12/15/05	2,080,499	2,080,499
Dorada Finance Inc.
2.66%, 07/29/05 (4)	1,726,814	1,726,645
Fairway Finance LLC
2.80%, 06/20/05	1,040,249	1,040,226
Fifth Third Bancorp
2.81%, 02/23/06 (4)	4,160,997	4,160,997
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	2,704,648	2,704,759
General Electric Capital Corp.
2.86%, 03/09/06	936,224	937,417
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	759,645	759,645
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	1,352,324	1,352,324
Hartford Life Global Funding Trust
2.80%, 02/15/06	2,080,499	2,080,499
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	6,241,496	6,241,497
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	9,362,244	9,362,384
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	2,184,524	2,184,524
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	8,530,044	8,531,957
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	4,160,997	4,160,997
Marshall & Ilsley Corp.
2.95%, 02/20/06	2,080,499	2,082,711
MetLife Funding Inc.
2.74%, 03/06/06 (4)	3,120,748	3,120,748
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	5,201,247	5,200,945
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	7,697,845	7,699,308
Norddeutsche Landesbank
2.63%, 07/27/05	2,080,499	2,080,264
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	6,241,496	6,241,496
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	7,385,770	7,385,769
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	1,144,274	1,144,047
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	10,610,543	10,610,957
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	6,401,694	6,401,485

Wachovia Asset Securitization Inc.
2.84%, 04/25/05	6,241,496	6,241,496
Wells Fargo & Co.
2.78%, 03/15/06 (4)	1,040,249	1,040,387
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	7,281,745	7,281,196
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	10,485,713	10,485,010
Winston Funding Ltd.
2.75%, 04/25/05 (4)	1,485,476	1,485,477
World Savings Bank
2.71%, 09/09/05	728,175	728,143

		165,063,011

MONEY MARKET FUNDS—0.97%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	8,321,994	8,321,994
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	13,726,421	13,726,421
BlackRock Temp Cash Money Market Fund 3	387,997	387,997
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	872,101	872,101

		23,308,513

REPURCHASE AGREEMENTS(3)—4.91%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $45,774,648 and effective yields of 2.89% - 2.90%. (6)	$45,770,969	45,770,969
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $41,613,312 and an effective yield of 2.89%. (6)	41,609,972	41,609,972
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $31,209,984 and an effective yield of 2.89%. (6)	31,207,479	31,207,479

		118,588,420

TIME DEPOSITS(3)—2.71%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,456,349	1,456,328
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	2,080,499	2,080,499
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,912,698	2,912,698
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	2,704,648	2,704,649
First Tennessee Bank
2.77%, 04/15/05	1,040,249	1,040,250
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	2,579,818	2,579,819
Natexis Banques
2.98%, 08/18/05	2,080,499	2,080,499
Norddeutsche Landesbank
2.11%, 06/07/05	2,080,499	2,080,423
Rabobank Nederland NV NY
2.84%, 04/01/05	15,308,413	15,308,413
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	5,097,222	5,097,222
SunTrust Bank
2.68%, 05/03/05	2,080,499	2,080,318
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	7,073,695	7,073,482
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	3,744,897	3,744,885
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	10,298,468	10,298,469
Wells Fargo Bank N.A.
2.79%, 04/15/05	2,080,499	2,080,491
World Savings Bank
2.75%, 05/03/05	2,912,698	2,912,698

		65,531,143

U.S. GOVERNMENT AGENCY NOTES(3)—0.23%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	2,493,540	2,490,158
Federal National Mortgage Association
2.33%, 07/22/05	3,120,748	3,098,174

		5,588,332

TOTAL SHORT-TERM INVESTMENTS (Cost: $494,115,907)		494,115,907

TOTAL INVESTMENTS IN SECURITIES — 120.38% (Cost: $2,537,116,517)		2,908,853,825
Other Assets, Less Liabilities — (20.38%)		(492,516,134)

NET ASSETS — 100.00%		$2,416,337,691

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.63%
Catalina Marketing Corp. (1)	106,691	$2,763,297
Harte-Hanks Inc.	155,400	4,282,824

		7,046,121

AEROSPACE & DEFENSE—0.83%
Alliant Techsystems Inc. (2)	81,840	5,847,468
Titan Corp. (The) (2)	183,587	3,333,940

		9,181,408

AIRLINES—0.52%
AirTran Holdings Inc. (1) (2)	185,460	1,678,413
JetBlue Airways Corp. (1) (2)	212,795	4,051,617

		5,730,030

APPAREL—0.43%
Timberland Co. Class A (2)	67,158	4,763,517

		4,763,517

BANKS—5.11%
Associated Bancorp	280,514	8,760,452
Bank of Hawaii Corp.	115,936	5,247,263
Commerce Bancorp Inc. (1)	343,898	11,166,368
Cullen/Frost Bankers Inc.	105,815	4,777,547
Investors Financial Services Corp. (1)	144,084	7,047,148
Silicon Valley Bancshares (1) (2)	78,297	3,449,766
TCF Financial Corp. (1)	274,819	7,461,336
Westamerica Bancorp	72,535	3,755,137
Wilmington Trust Corp.	146,057	5,126,601

		56,791,618

BIOTECHNOLOGY—1.43%
Charles River Laboratories International Inc. (1) (2)	143,125	6,732,600
Martek Biosciences Corp. (1) (2)	67,272	3,914,558
Protein Design Labs Inc. (1) (2)	226,999	3,629,714
Vertex Pharmaceuticals Inc. (1) (2)	173,813	1,626,890

		15,903,762

CHEMICALS—2.29%
Airgas Inc.	151,980	3,630,802
Cabot Microelectronics Corp. (1) (2)	53,494	1,678,642
Crompton Corp.	248,770	3,632,042
Lyondell Chemical Co.	470,920	13,148,086
Olin Corp. (1)	153,740	3,428,402

		25,517,974

COAL—1.59%
Arch Coal Inc. (1)	135,790	5,840,328
Peabody Energy Corp.	254,658	11,805,945

		17,646,273

COMMERCIAL SERVICES—4.66%
Alliance Data Systems Corp. (1) (2)	143,067	5,779,907
Career Education Corp. (1) (2)	222,056	7,607,639
ChoicePoint Inc. (2)	192,177	7,708,219
Corinthian Colleges Inc. (1) (2)	196,642	3,091,212
Deluxe Corp.	108,893	4,340,475
Education Management Corp. (2)	147,405	4,119,970
Gartner Inc. Class A (1) (2)	185,172	1,772,096
ITT Educational Services Inc. (2)	99,605	4,830,842
Korn/Ferry International (1) (2)	75,411	1,435,071
MoneyGram International Inc.	185,866	3,511,009

Rollins Inc.	106,871	1,987,801
Sotheby’s Holdings Inc. Class A (2)	103,321	1,752,324
Valassis Communications Inc. (1) (2)	111,140	3,885,454

		51,822,019

COMPUTERS—3.59%
Cognizant Technology Solutions Corp. (2)	287,957	13,303,613
Diebold Inc.	155,361	8,521,551
DST Systems Inc. (2)	163,944	7,570,934
Henry (Jack) & Associates Inc.	176,024	3,166,672
National Instruments Corp. (1)	144,149	3,899,231
Reynolds & Reynolds Co. (The) Class A	126,126	3,412,970

		39,874,971

DISTRIBUTION & WHOLESALE—1.55%
CDW Corp. (1)	160,155	9,077,585
Fastenal Co. (1)	147,862	8,178,247

		17,255,832

DIVERSIFIED FINANCIAL SERVICES—2.58%
Eaton Vance Corp.	288,333	6,758,526
Legg Mason Inc.	235,519	18,403,455
Waddell & Reed Financial Inc. Class A	179,198	3,537,369

		28,699,350

ELECTRIC—0.62%
DPL Inc. (1)	273,969	6,849,225

		6,849,225

ELECTRICAL COMPONENTS & EQUIPMENT—1.98%
AMETEK Inc.	149,476	6,016,409
Energizer Holdings Inc. (2)	153,225	9,162,855
Hubbell Inc. Class B	133,146	6,803,761

		21,983,025

ELECTRONICS—1.12%
Amphenol Corp. Class A	191,682	7,099,901
Gentex Corp. (1)	168,576	5,377,574

		12,477,475

ENGINEERING & CONSTRUCTION—0.22%
Dycom Industries Inc. (1) (2)	105,412	2,423,422

		2,423,422

ENTERTAINMENT—1.22%
GTECH Holdings Corp.	250,709	5,899,183
International Speedway Corp. Class A	95,865	5,200,676
Macrovision Corp. (2)	107,713	2,454,779

		13,554,638

ENVIRONMENTAL CONTROL—0.39%
Stericycle Inc. (1) (2)	97,251	4,298,494

		4,298,494

FOOD—2.16%
Hormel Foods Corp.	227,238	7,069,374
Tootsie Roll Industries Inc. (1)	92,243	2,767,287
Whole Foods Market Inc. (1)	139,220	14,218,539

		24,055,200

HEALTH CARE-PRODUCTS—7.53%
Beckman Coulter Inc.	134,141	8,913,669
Cytyc Corp. (2)	245,530	5,649,645
DENTSPLY International Inc.	164,229	8,935,700
Edwards Lifesciences Corp. (1) (2)	128,978	5,574,429
Gen-Probe Inc. (2)	108,038	4,814,173
Henry Schein Inc. (2)	187,534	6,721,219
Hillenbrand Industries Inc.	127,228	7,057,337
INAMED Corp. (2)	77,682	5,428,418
Patterson Companies Inc. (1) (2)	297,569	14,863,572
TECHNE Corp. (2)	83,252	3,345,065
Varian Medical Systems Inc. (2)	289,473	9,923,134
VISX Inc. (2)	108,416	2,541,271

		83,767,632

HEALTH CARE-SERVICES—3.97%
Apria Healthcare Group Inc. (2)	105,031	3,371,495
Covance Inc. (2)	135,922	6,471,246
Coventry Health Care Inc. (2)	230,049	15,675,539
LifePoint Hospitals Inc. (1) (2)	78,097	3,423,772
Lincare Holdings Inc. (1) (2)	217,447	9,617,681
Renal Care Group Inc. (2)	147,075	5,580,025

		44,139,758

HOME BUILDERS—0.27%
Thor Industries Inc. (1)	99,879	2,987,381

		2,987,381

HOME FURNISHINGS—1.11%
Harman International Industries Inc.	139,426	12,333,624

		12,333,624

HOUSEHOLD PRODUCTS & WARES—0.88%
Blyth Inc.	76,348	2,430,920
Church & Dwight Co. Inc. (1)	137,423	4,874,394
Tupperware Corp. (1)	122,180	2,487,585

		9,792,899

INSURANCE—1.07%
Brown & Brown Inc. (1)	134,729	6,209,660
Gallagher (Arthur J.) & Co. (1)	199,443	5,743,958

		11,953,618

INTERNET—2.01%
Avocent Corp. (2)	107,955	2,770,125
F5 Networks Inc. (1) (2)	79,496	4,013,753
Macromedia Inc. (1) (2)	159,306	5,336,751
McAfee Inc. (2)	347,056	7,829,583
RSA Security Inc. (1) (2)	150,636	2,387,581

		22,337,793

LODGING—1.60%
Boyd Gaming Corp. (1)	143,401	7,478,362
Mandalay Resort Group	146,371	10,317,692

		17,796,054

MACHINERY—1.44%
Graco Inc.	149,320	6,026,555
Nordson Corp.	71,169	2,620,443
Zebra Technologies Corp. Class A (2)	155,690	7,393,718

		16,040,716

MANUFACTURING—3.11%
Brink’s Co. (The)	123,019	4,256,457
Carlisle Companies Inc.	67,319	4,696,847
Crane Co.	120,039	3,455,923
Donaldson Co. Inc. (1)	166,563	5,376,654
Harsco Corp.	90,001	5,364,960
Lancaster Colony Corp.	66,598	2,833,745
Pentair Inc.	219,447	8,558,433

		34,543,019

MEDIA—1.89%
Readers Digest Association Inc. (The)	215,816	3,735,775
Washington Post Co. (The) Class B	14,952	13,367,088
Westwood One Inc. (2)	191,521	3,897,452

		21,000,315

METAL FABRICATE & HARDWARE—0.99%
Precision Castparts Corp.	143,071	11,017,898

		11,017,898

OFFICE FURNISHINGS—0.86%
Herman Miller Inc. (1)	151,553	4,564,776
HNI Corp.	112,300	5,047,885

		9,612,661

OIL & GAS—3.81%
Murphy Oil Corp.	189,320	18,691,564
Noble Energy Inc. (1)	127,932	8,701,935
Patterson-UTI Energy Inc.	365,469	9,144,034
Plains Exploration & Production Co. (2)	166,895	5,824,636

		42,362,169

OIL & GAS SERVICES—2.32%
FMC Technologies Inc. (2)	148,284	4,920,063
Grant Prideco Inc. (2)	267,548	6,463,964
Smith International Inc.	229,649	14,405,882

		25,789,909

PACKAGING & CONTAINERS—0.40%
Packaging Corporation of America	183,880	4,466,445

		4,466,445

PHARMACEUTICALS—4.35%
Barr Pharmaceuticals Inc. (2)	200,005	9,766,244
Cephalon Inc. (1) (2)	125,596	5,881,661
IVAX Corp. (2)	477,768	9,445,473
Par Pharmaceutical Companies Inc. (1) (2)	73,396	2,454,362
Sepracor Inc. (1) (2)	227,582	13,065,483
Valeant Pharmaceuticals International (1)	198,228	4,464,095
VCA Antech Inc. (2)	165,485	3,347,762

		48,425,080

PIPELINES—2.09%
Equitable Resources Inc.	132,237	7,595,693
Questar Corp.	183,421	10,867,694
Western Gas Resources Inc. (1)	139,935	4,820,761

		23,284,148

REAL ESTATE INVESTMENT TRUSTS—2.44%
Developers Diversified Realty Corp.	233,649	9,287,548
Rayonier Inc. (1)	108,843	5,390,994
United Dominion Realty Trust Inc.	296,712	6,192,379
Weingarten Realty Investors	182,892	6,311,603

		27,182,524

RETAIL—13.70%
Abercrombie & Fitch Co. Class A	188,887	10,811,891
Advance Auto Parts Inc. (2)	159,297	8,036,534
Aeropostale Inc. (2)	120,683	3,952,368
American Eagle Outfitters Inc.	287,279	8,489,094
Applebee’s International Inc.	175,798	4,844,993
Brinker International Inc. (2)	191,149	6,923,417
CarMax Inc. (1) (2)	225,654	7,108,101
Cheesecake Factory (The) (1) (2)	168,385	5,969,248
Chico’s FAS Inc. (1) (2)	387,102	10,939,503
Claire’s Stores Inc.	214,608	4,944,568
Copart Inc. (2)	173,946	4,098,168
Dollar Tree Stores Inc. (1) (2)	244,612	7,027,703
Michaels Stores Inc.	292,120	10,603,956
O’Reilly Automotive Inc. (1) (2)	113,967	5,644,786
Outback Steakhouse Inc. (1)	146,920	6,727,467
Pacific Sunwear of California Inc. (2)	160,955	4,503,521
PETsMART Inc.	316,127	9,088,651
Regis Corp.	96,934	3,967,509
Ross Stores Inc. (1)	318,086	9,269,026
Ruby Tuesday Inc. (1)	138,992	3,376,116
Urban Outfitters Inc. (2)	140,854	6,756,766
Williams-Sonoma Inc. (2)	253,680	9,322,740

		152,406,126

SEMICONDUCTORS—3.08%
Cree Inc. (1) (2)	165,865	3,607,564
Integrated Circuit Systems Inc. (1) (2)	152,237	2,910,771
Lam Research Corp. (1) (2)	302,598	8,732,978
Micrel Inc. (1) (2)	172,150	1,587,223
Microchip Technology Inc.	448,813	11,673,626
Semtech Corp. (2)	160,471	2,867,617
Silicon Laboratories Inc. (1) (2)	98,238	2,918,651

		34,298,430

SOFTWARE—2.96%
Acxiom Corp.	185,893	3,890,740
Advent Software Inc. (1) (2)	61,634	1,120,506
Certegy Inc.	135,277	4,683,290
CSG Systems International Inc. (1) (2)	110,556	1,800,957
Dun & Bradstreet Corp. (2)	149,601	9,192,981
Retek Inc. (2)	121,062	1,358,316
SEI Investments Co.	181,962	6,579,746
Transaction Systems Architects Inc. Class A (2)	77,642	1,797,412
Wind River Systems Inc. (1) (2)	169,272	2,552,622

		32,976,570

TELECOMMUNICATIONS—1.65%
ADTRAN Inc. (1)	148,682	2,622,750
Cincinnati Bell Inc. (2)	531,154	2,257,405
Enterasys Networks Inc. (2)	2,868	4,015
Harris Corp.	288,520	9,420,178
Plantronics Inc. (1)	106,352	4,049,884

		18,354,232

TRANSPORTATION—3.02%
CH Robinson Worldwide Inc. (1)	184,899	9,527,845
CNF Inc.	111,840	5,232,994
Expeditors International Washington Inc.	230,779	12,358,215
Hunt (J.B.) Transport Services Inc.	149,005	6,521,949

		33,641,003

WATER—0.44%
Aqua America Inc.	202,209	4,925,811

		4,925,811

TOTAL COMMON STOCKS (Cost: $950,691,408)		1,111,310,169

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.68%

COMMERCIAL PAPER(3)—4.44%
Amstel Funding Corp.
2.95%, 08/19/05	$368,088	363,866
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	6,254,650	6,247,773
ANZ National Bank Ltd.
2.94%, 08/15/05	442,776	437,866
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	752,719	751,524
Cantabric Finance LLC
2.80%, 04/29/05	478,198	477,156
Chariot Funding LLC
2.70%, 04/06/05	239,099	239,009
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	894,407	893,647
Corporate Asset Funding
2.75%, 05/05/05	619,886	618,276
CRC Funding LLC
2.74%, 04/28/05	442,776	441,866
DEPFA Bank PLC
2.28%, 05/03/05	442,776	441,880
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	3,010,875	2,996,468
Fairway Finance LLC
3.15%, 09/15/05	787,742	776,231
Falcon Asset Securitization Corp.
2.75%, 04/14/05	354,221	353,869
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	1,098,084	1,095,900
Fortis Funding LLC
2.35%, 05/09/05	1,239,772	1,236,697
General Electric Capital Corp.
2.74%, 07/07/05	442,776	439,507

Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	2,517,233	2,512,425
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	2,656,654	2,623,983
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	6,842,727	6,834,093
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,234,769	1,233,448
Liberty Street Funding Corp.
2.80%, 04/20/05	443,936	443,280
Moat Funding LLC
2.74%, 05/02/05	619,886	618,423
Mortgage Interest Networking Trust
2.77%, 04/13/05	735,008	734,329
New Center Asset Trust
2.80%, 04/15/05	885,551	884,587
Nordea North America Inc.
2.74%, 07/11/05	442,776	439,372
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,010,104	1,008,851
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	2,851,210	2,847,128
Polonius Inc.
2.82%, 04/28/05	735,008	733,453
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	762,672	761,904
Ranger Funding Co. LLC
2.75%, 04/14/05	1,328,327	1,327,010
Santander Central Hispano
2.75%, 07/08/05	1,106,939	1,098,668
Scaldis Capital LLC
2.75%, 07/08/05	221,636	219,977
Societe Generale
2.75%, 05/03/05	796,996	795,049
Sydney Capital Corp.
2.75%, 04/12/05	1,545,907	1,544,608
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	770,430	769,291
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	771,616	770,830
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	577,495	576,921
Tulip Funding Corp.
2.71%, 04/08/05	732,307	731,921
Variable Funding Capital Corp.
2.80%, 04/20/05	681,875	680,867
Yorktown Capital LLC
2.80%, 04/20/05	1,390,316	1,388,261

		49,390,214

FLOATING RATE NOTES(3)—6.32%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	407,354	407,366
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	3,099,430	3,099,934
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	575,608	575,478
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	2,878,042	2,878,270
BMW US Capital LLC
2.82%, 04/18/06 (4)	885,551	885,551
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	3,010,875	3,010,363
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	2,656,654	2,656,548
Commodore CDO Ltd.
3.08%, 12/12/05	221,388	221,388
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	2,656,654	2,656,307
DEPFA Bank PLC
2.99%, 12/15/05	885,551	885,551
Dorada Finance Inc.
2.66%, 07/29/05 (4)	735,008	734,936

Fairway Finance LLC
2.80%, 06/20/05	442,776	442,766
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,771,103	1,771,103
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,151,217	1,151,265
General Electric Capital Corp.
2.86%, 03/09/06	398,498	399,006
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	323,338	323,338
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	575,608	575,608
Hartford Life Global Funding Trust
2.80%, 02/15/06	885,551	885,551
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	2,656,654	2,656,653
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	3,984,982	3,985,042
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	929,829	929,829
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	3,630,761	3,631,575
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,771,103	1,771,103
Marshall & Ilsley Corp.
2.95%, 02/20/06	885,551	886,493
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,328,327	1,328,327
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	2,213,879	2,213,750
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	3,276,540	3,277,163
Norddeutsche Landesbank
2.63%, 07/27/05	885,551	885,452
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	2,656,654	2,656,654
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	3,143,708	3,143,707
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	487,053	486,957
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	4,516,312	4,516,489
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	2,724,842	2,724,752
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	2,656,654	2,656,654
Wells Fargo & Co.
2.78%, 03/15/06 (4)	442,776	442,834
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	3,099,430	3,099,198
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	4,463,179	4,462,880
Winston Funding Ltd.
2.75%, 04/25/05 (4)	632,284	632,284
World Savings Bank
2.71%, 09/09/05	309,943	309,929

		70,258,054

MONEY MARKET FUNDS—0.66%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	3,542,206	3,542,206
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	3,242,253	3,242,253
BlackRock Temp Cash Money Market Fund 3	165,149	165,149
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	371,205	371,205

		7,320,813

REPURCHASE AGREEMENTS(3)—4.54%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $19,483,698 and effective yields of 2.89% - 2.90%. (6)	$19,482,132	19,482,132
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $17,712,451 and an effective yield of 2.89%. (6)	17,711,029	17,711,029
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $13,284,338 and an effective yield of 2.89%. (6)	13,283,272	13,283,272

		50,476,433

TIME DEPOSITS(3)—2.51%
Abbey National Treasury Services PLC
1.39%, 04/08/05	619,886	619,889
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	885,551	885,551
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,239,772	1,239,772
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,151,217	1,151,216
First Tennessee Bank
2.77%, 04/15/05	442,776	442,776
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	1,098,084	1,098,084
Natexis Banques
2.98%, 08/18/05	885,551	885,551
Norddeutsche Landesbank
2.11%, 06/07/05	885,551	885,519
Rabobank Nederland NV NY
2.84%, 04/01/05	6,515,932	6,515,932
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	2,169,601	2,169,601
SunTrust Bank
2.68%, 05/03/05	885,551	885,474
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	3,010,875	3,010,784
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,593,993	1,593,987
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	4,383,480	4,383,480
Wells Fargo Bank N.A.
2.79%, 04/15/05	885,551	885,548
World Savings Bank
2.75%, 05/03/05	1,239,772	1,239,772

		27,892,936

U.S. GOVERNMENT AGENCY NOTES(3)—0.21%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,061,360	1,059,920
Federal National Mortgage Association
2.33%, 07/22/05	1,328,327	1,318,719

		2,378,639

TOTAL SHORT-TERM INVESTMENTS (Cost: $207,717,089)		207,717,089

TOTAL INVESTMENTS IN SECURITIES — 118.59% (Cost: $1,158,408,497)		1,319,027,258
Other Assets, Less Liabilities — (18.59%)		(206,765,782)

NET ASSETS — 100.00%		$1,112,261,476

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—0.08%
Sequa Corp. Class A (1)	29,893	$1,549,952

		1,549,952

AGRICULTURE—0.23%
Universal Corp. (2)	91,707	4,197,429

		4,197,429

AIRLINES—0.15%
Alaska Air Group Inc. (1) (2)	92,245	2,715,693

		2,715,693

AUTO PARTS & EQUIPMENT—1.64%
ArvinMeritor Inc. (2)	250,691	3,878,190
Bandag Inc.	55,506	2,607,672
BorgWarner Inc.	201,030	9,786,140
Lear Corp. (2)	240,265	10,658,155
Modine Manufacturing Co.	115,817	3,396,913

		30,327,070

BANKS—3.60%
City National Corp.	161,931	11,306,022
Colonial BancGroup Inc. (The)	520,894	10,688,745
FirstMerit Corp. (2)	301,102	8,057,490
Greater Bay Bancorp (2)	182,525	4,455,435
Hibernia Corp. Class A	555,267	17,774,097
Mercantile Bankshares Corp.	283,407	14,414,080

		66,695,869

BEVERAGES—1.51%
Constellation Brands Inc. (1)	368,393	19,476,938
PepsiAmericas Inc.	379,108	8,590,587

		28,067,525

BIOTECHNOLOGY—1.19%
Invitrogen Corp. (1) (2)	184,618	12,775,566
Millennium Pharmaceuticals Inc. (1) (2)	1,097,637	9,242,104

		22,017,670

BUILDING MATERIALS—0.82%
Martin Marietta Materials Inc. (2)	168,803	9,439,464
York International Corp. (2)	148,710	5,826,458

		15,265,922

CHEMICALS—3.57%
Albemarle Corp.	164,271	5,972,894
Cabot Corp.	225,076	7,524,291
Cytec Industries Inc.	154,199	8,365,296
Ferro Corp. (2)	149,570	2,814,907
FMC Corp. (1)	132,015	7,056,202
Lubrizol Corp.	240,950	9,792,208
Minerals Technologies Inc. (2)	73,458	4,832,067
RPM International Inc.	419,420	7,666,998
Sensient Technologies Corp. (2)	168,524	3,633,377
Valspar Corp. (The)	184,258	8,575,367

		66,233,607

COMMERCIAL SERVICES—3.18%
ADESA Inc.	328,078	7,663,902
Banta Corp.	89,220	3,818,616
DeVry Inc. (1) (2)	231,712	4,383,991
Kelly Services Inc. Class A (2)	97,884	2,818,080
Laureate Education Inc. (1)	176,443	7,549,996

Manpower Inc. (2)	321,714	14,000,993
MPS Group Inc. (1) (2)	367,048	3,857,674
Quanta Services Inc. (1) (2)	347,140	2,648,678
Rent-A-Center Inc. (1)	250,944	6,853,281
United Rentals Inc. (1) (2)	259,106	5,236,532

		58,831,743

COMPUTERS—4.16%
BISYS Group Inc. (The) (1)	432,366	6,779,499
Cadence Design Systems Inc. (1)	967,490	14,463,975
Ceridian Corp. (1)	533,989	9,104,512
Imation Corp. (2)	121,632	4,226,712
McDATA Corp. Class A (1) (2)	424,100	1,598,857
Mentor Graphics Corp. (1) (2)	273,213	3,743,018
SanDisk Corp. (1)	583,023	16,208,039
Storage Technology Corp. (1)	381,385	11,746,658
Synopsys Inc. (1)	519,409	9,401,303

		77,272,573

DISTRIBUTION & WHOLESALE—0.42%
Tech Data Corp. (1)	208,769	7,736,979

		7,736,979

DIVERSIFIED FINANCIAL SERVICES—2.62%
AmeriCredit Corp. (1) (2)	543,690	12,744,094
Edwards (A.G.) Inc. (2)	272,134	12,191,603
IndyMac Bancorp Inc. (2)	222,492	7,564,728
Jefferies Group Inc.	184,166	6,939,375
LaBranche & Co. Inc. (1) (2)	203,521	1,892,745
Raymond James Financial Inc.	237,700	7,202,310

		48,534,855

ELECTRIC—9.34%
Alliant Energy Corp.	415,805	11,135,258
Aquila Inc. (1) (2)	865,383	3,314,417
Black Hills Corp. (2)	116,218	3,843,329
Duquesne Light Holdings Inc. (2)	275,162	4,930,903
Energy East Corp.	525,766	13,785,585
Great Plains Energy Inc. (2)	266,414	8,146,940
Hawaiian Electric Industries Inc. (2)	288,861	7,371,733
IDACORP Inc. (2)	151,104	4,286,820
MDU Resources Group Inc.	423,352	11,692,982
Northeast Utilities	459,478	8,854,141
NSTAR	190,666	10,353,164
OGE Energy Corp. (2)	322,034	8,678,816
Pepco Holdings Inc.	672,549	14,116,804
PNM Resources Inc. (2)	228,575	6,098,381
Puget Energy Inc.	357,500	7,879,300
SCANA Corp.	404,083	15,444,052
Sierra Pacific Resources Corp. (1) (2)	420,309	4,518,322
Westar Energy Inc.	307,373	6,651,552
Wisconsin Energy Corp.	418,671	14,862,820
WPS Resources Corp. (2)	134,868	7,137,215

		173,102,534

ELECTRONICS—2.25%
Arrow Electronics Inc. (1)	414,646	10,511,276
Avnet Inc. (1)	431,704	7,951,988
KEMET Corp. (1) (2)	308,729	2,392,650
Plexus Corp. (1) (2)	154,328	1,776,315
Thomas & Betts Corp. (1)	213,227	6,887,232
Varian Inc. (1)	125,738	4,764,213
Vishay Intertechnology Inc. (1) (2)	594,470	7,389,262

		41,672,936

ENGINEERING & CONSTRUCTION—0.76%
Granite Construction Inc.	132,557	3,482,272
Jacobs Engineering Group Inc. (1) (2)	203,521	10,566,810

		14,049,082

ENVIRONMENTAL CONTROL—0.91%
Republic Services Inc. (2)	503,504	16,857,314

		16,857,314

FOOD—3.34%
Dean Foods Co. (1)	533,351	18,293,939
Ruddick Corp.	160,242	3,709,602
Smithfield Foods Inc. (1)	358,495	11,310,517
Smucker (J.M.) Co. (The) (2)	209,154	10,520,446
Tyson Foods Inc. Class A	1,086,762	18,127,190

		61,961,694

FOREST PRODUCTS & PAPER—0.96%
Bowater Inc. (2)	199,170	7,502,734
Glatfelter Co. (2)	133,160	1,964,110
Longview Fibre Co.	182,821	3,429,722
Potlatch Corp. (2)	103,635	4,878,099

		17,774,665

GAS—1.82%
AGL Resources Inc.	275,408	9,620,001
ONEOK Inc.	372,933	11,493,795
Vectren Corp. (2)	272,297	7,253,992
WGL Holdings Inc. (2)	174,278	5,395,647

		33,763,435

HAND & MACHINE TOOLS—0.34%
Kennametal Inc. (2)	134,233	6,374,725

		6,374,725

HEALTH CARE-PRODUCTS—0.34%
Steris Corp. (1)	248,006	6,262,151

		6,262,151

HEALTH CARE-SERVICES—3.45%
Community Health Systems Inc. (1)	238,484	8,325,476
Health Net Inc. (1)	397,364	12,997,776
PacifiCare Health Systems Inc. (1) (2)	310,156	17,654,080
Triad Hospitals Inc. (1) (2)	281,279	14,092,078
Universal Health Services Inc. Class B	208,775	10,939,810

		64,009,220

HOLDING COMPANIES - DIVERSIFIED—0.63%
Leucadia National Corp. (2)	338,816	11,638,330

		11,638,330

HOME BUILDERS—5.23%
D.R. Horton Inc.	1,049,124	30,676,386
Hovnanian Enterprises Inc. Class A (1)	173,159	8,831,109
Lennar Corp. Class A (2)	516,378	29,268,305
Ryland Group Inc.	170,144	10,552,331
Toll Brothers Inc. (1)	221,145	17,437,283

		96,765,414

HOME FURNISHINGS—0.22%
Furniture Brands International Inc. (2)	189,988	4,143,638

		4,143,638

HOUSEHOLD PRODUCTS & WARES—0.71%
American Greetings Corp. Class A (2)	246,869	6,290,222
Scotts Miracle-Gro Co. (The) Class A (1) (2)	98,813	6,939,637

		13,229,859

INSURANCE—9.11%
Allmerica Financial Corp. (1)	191,012	6,866,881
American Financial Group Inc.	208,855	6,432,734
AmerUs Group Co. (2)	141,149	6,669,290
Berkley (W.R.) Corp.	283,503	14,061,749
Everest Re Group Ltd.	200,850	17,094,343
Fidelity National Financial Inc.	624,346	20,565,957
First American Corp. (2)	291,875	9,614,363
HCC Insurance Holdings Inc.	243,200	8,794,112
Horace Mann Educators Corp.	153,231	2,718,318
Ohio Casualty Corp. (1) (2)	223,498	5,135,984
Old Republic International Corp.	652,546	15,197,796
PMI Group Inc. (The) (2)	336,677	12,797,093
Protective Life Corp.	248,509	9,766,404
Radian Group Inc.	316,536	15,111,429
StanCorp Financial Group Inc.	101,783	8,629,163
Unitrin Inc.	207,025	9,398,935

		168,854,551

INTERNET—0.66%
CheckFree Corp. (1) (2)	300,414	12,244,875

		12,244,875

IRON & STEEL—0.30%
Steel Dynamics Inc. (2)	159,616	5,498,771

		5,498,771

LEISURE TIME—0.18%
Callaway Golf Co. (2)	253,953	3,250,598

		3,250,598

LODGING—1.20%
Caesars Entertainment Inc. (1)	1,123,016	22,224,487

		22,224,487

MACHINERY—0.74%
AGCO Corp. (1)	323,187	5,898,163
Flowserve Corp. (1) (2)	197,832	5,117,914
Tecumseh Products Co. Class A	65,950	2,612,280

		13,628,357

MANUFACTURING—1.38%
Federal Signal Corp. (2)	172,275	2,613,412
SPX Corp. (2)	268,902	11,638,079
Teleflex Inc.	137,794	7,052,297
Trinity Industries Inc. (2)	152,295	4,290,150

		25,593,938

MEDIA—1.93%
Belo (A.H.) Corp.	384,288	9,276,712
Emmis Communications Corp. (1) (2)	183,500	3,526,870
Entercom Communications Corp. (1)	157,997	5,612,053
Lee Enterprises Inc.	162,372	7,046,945
Media General Inc. Class A	85,712	5,301,287
Scholastic Corp. (1) (2)	133,221	4,914,523

		35,678,390

METAL FABRICATE & HARDWARE—0.30%
Worthington Industries Inc. (2)	286,085	5,515,719

		5,515,719

OIL & GAS—5.23%
ENSCO International Inc.	541,243	20,383,211
Forest Oil Corp. (1) (2)	197,364	7,993,242
Helmerich & Payne Inc.	181,642	7,209,371
Newfield Exploration Co. (1)	225,833	16,770,359
Pioneer Natural Resources Co. (2)	518,321	22,142,673
Pogo Producing Co.	227,623	11,208,157
Pride International Inc. (1) (2)	453,514	11,265,288

		96,972,301

OIL & GAS SERVICES—2.78%
Cooper Cameron Corp. (1)	193,363	11,062,297
Hanover Compressor Co. (1) (2)	279,587	3,374,615
Tidewater Inc. (2)	217,002	8,432,698
Weatherford International Ltd. (1)	494,439	28,647,796

		51,517,406

PACKAGING & CONTAINERS—0.55%
Sonoco Products Co.	354,247	10,220,026

		10,220,026

PHARMACEUTICALS—1.04%
Omnicare Inc. (2)	372,821	13,216,504
Perrigo Co. (2)	317,932	6,088,398

		19,304,902

PIPELINES—0.43%
National Fuel Gas Co. (2)	279,958	8,003,999

		8,003,999

REAL ESTATE INVESTMENT TRUSTS—3.00%
AMB Property Corp.	300,363	11,353,721
Highwoods Properties Inc. (2)	192,256	5,156,306
Hospitality Properties Trust (2)	226,084	9,129,272
Liberty Property Trust	308,383	12,042,356
Mack-Cali Realty Corp.	202,313	8,567,956
New Plan Excel Realty Trust Inc. (2)	368,660	9,257,053

		55,506,664

RETAIL—5.10%
AnnTaylor Stores Corp. (1)	252,559	6,462,985
Barnes & Noble Inc. (1)	227,034	7,830,403
BJ’s Wholesale Club Inc. (1) (2)	248,694	7,724,436
Bob Evans Farms Inc. (2)	126,574	2,968,160
Borders Group Inc.	268,722	7,153,380
CBRL Group Inc.	170,062	7,023,561
Foot Locker Inc. (2)	557,977	16,348,726
Krispy Kreme Doughnuts Inc. (1) (2)	219,951	1,678,226
Neiman-Marcus Group Inc. Class A	175,162	16,029,075
99 Cents Only Stores (1) (2)	211,479	2,785,178
Payless ShoeSource Inc. (1) (2)	243,728	3,848,465
Pier 1 Imports Inc. (2)	309,068	5,634,310
Saks Inc.	500,088	9,026,588

		94,513,493

SAVINGS & LOANS—2.81%
Astoria Financial Corp. (2)	367,578	9,299,723
Independence Community Bank Corp.	281,134	10,964,226
New York Community Bancorp Inc. (2)	873,018	15,854,007
Washington Federal Inc. (2)	310,071	7,227,755
Webster Financial Corp.	192,436	8,738,519

		52,084,230

SEMICONDUCTORS—2.66%
Atmel Corp. (1)	1,606,002	4,737,706
Credence Systems Corp. (1) (2)	326,204	2,580,274
Cypress Semiconductor Corp. (1) (2)	459,887	5,794,576
Fairchild Semiconductor International Inc. Class A (1)	428,424	6,567,740
Integrated Device Technology Inc. (1)	376,302	4,526,913
International Rectifier Corp. (1) (2)	242,248	11,022,284
Intersil Corp. Class A (2)	538,711	9,330,475
Lattice Semiconductor Corp. (1)	404,348	2,171,349
LTX Corp. (1) (2)	217,307	964,843
TriQuint Semiconductor Inc. (1) (2)	490,017	1,656,257

		49,352,417

SOFTWARE—1.68%
Activision Inc. (1)	679,142	10,051,307
Ascential Software Corp. (1)	210,291	3,896,692
Fair Isaac Corp.	240,886	8,296,114
Keane Inc. (1) (2)	199,233	2,596,006
Sybase Inc. (1) (2)	340,432	6,284,375

		31,124,494

TELECOMMUNICATIONS—2.27%
CommScope Inc. (1) (2)	182,400	2,728,704
Enterasys Networks Inc. (1)	5,176	7,246
Newport Corp. (1) (2)	152,993	2,216,869
Polycom Inc. (1)	351,216	5,953,111
Powerwave Technologies Inc. (1) (2)	355,418	2,750,935
RF Micro Devices Inc. (1) (2)	671,214	3,503,737
Telephone & Data Systems Inc.	195,424	15,946,598
3Com Corp. (1)	1,361,426	4,846,677
UTStarcom Inc. (1) (2)	372,199	4,075,579

		42,029,456

TEXTILES—0.97%
Mohawk Industries Inc. (1)	212,802	17,939,209

		17,939,209

TRANSPORTATION—1.82%
Alexander & Baldwin Inc.	155,585	6,410,102
Overseas Shipholding Group Inc.	124,216	7,814,429
Swift Transportation Co. Inc. (1) (2)	221,970	4,914,416
Werner Enterprises Inc.	226,773	4,406,199

Yellow Roadway Corp. (1) (2)	173,869	10,178,291

		33,723,437
TRUCKING & LEASING—0.32%
GATX Corp. (2)	176,953	5,873,070

		5,873,070

TOTAL COMMON STOCKS (Cost: $1,635,633,362)		1,851,706,674

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—22.15%

COMMERCIAL PAPER(3)—5.16%
Amstel Funding Corp.
2.95%, 08/19/05	$713,188	705,007
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	12,118,679	12,105,356
ANZ National Bank Ltd.
2.94%, 08/15/05	857,899	848,387
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,458,428	1,456,115
Cantabric Finance LLC
2.80%, 04/29/05	926,531	924,513
Chariot Funding LLC
2.70%, 04/06/05	463,265	463,092
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,732,956	1,731,483
Corporate Asset Funding
2.75%, 05/05/05	1,201,058	1,197,939
CRC Funding LLC
2.74%, 04/28/05	857,899	856,136
DEPFA Bank PLC
2.28%, 05/03/05	857,899	856,164
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	5,833,712	5,805,797
Fairway Finance LLC
3.15%, 09/15/05	1,526,288	1,503,985
Falcon Asset Securitization Corp.
2.75%, 04/14/05	686,319	685,639
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	2,127,589	2,123,358
Fortis Funding LLC
2.35%, 05/09/05	2,402,117	2,396,159
General Electric Capital Corp.
2.74%, 07/07/05	857,899	851,565
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	4,877,258	4,867,941
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	5,147,393	5,084,089
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	13,258,106	13,241,375
Kitty Hawk Funding Corp.
2.75%, 04/15/05	2,392,422	2,389,864
Liberty Street Funding Corp.
2.80%, 04/20/05	860,147	858,876
Moat Funding LLC
2.74%, 05/02/05	1,201,058	1,198,225
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,424,112	1,422,798
New Center Asset Trust
2.80%, 04/15/05	1,715,798	1,713,929
Nordea North America Inc.
2.74%, 07/11/05	857,899	851,304
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,957,125	1,954,697
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	5,524,354	5,516,444
Polonius Inc.
2.82%, 04/28/05	1,424,112	1,421,100
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,477,714	1,476,226

Ranger Funding Co. LLC
2.75%, 04/14/05	2,573,696	2,571,145
Santander Central Hispano
2.75%, 07/08/05	2,144,747	2,128,720
Scaldis Capital LLC
2.75%, 07/08/05	429,430	426,215
Societe Generale
2.75%, 05/03/05	1,544,218	1,540,443
Sydney Capital Corp.
2.75%, 04/12/05	2,995,268	2,992,751
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,492,744	1,490,539
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	1,495,043	1,493,520
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	1,118,923	1,117,812
Tulip Funding Corp.
2.71%, 04/08/05	1,418,879	1,418,131
Variable Funding Capital Corp.
2.80%, 04/20/05	1,321,164	1,319,212
Yorktown Capital LLC
2.80%, 04/20/05	2,693,802	2,689,821

		95,695,872

FLOATING RATE NOTES(3)—7.35%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	789,267	789,291
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	6,005,292	6,006,267
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	1,115,268	1,115,015
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	5,576,342	5,576,785
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,715,798	1,715,798
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	5,833,712	5,832,719
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	5,147,393	5,147,187
Commodore CDO Ltd.
3.08%, 12/12/05	428,949	428,950
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	5,147,393	5,146,719
DEPFA Bank PLC
2.99%, 12/15/05	1,715,798	1,715,798
Dorada Finance Inc.
2.66%, 07/29/05 (4)	1,424,112	1,423,972
Fairway Finance LLC
2.80%, 06/20/05	857,899	857,880
Fifth Third Bancorp
2.81%, 02/23/06 (4)	3,431,595	3,431,595
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	2,230,537	2,230,629
General Electric Capital Corp.
2.86%, 03/09/06	772,109	773,092
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	626,483	626,483
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	1,115,268	1,115,268
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,715,798	1,715,798
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	5,147,393	5,147,394
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	7,721,089	7,721,204
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,801,588	1,801,587
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	7,034,770	7,036,346
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	3,431,595	3,431,595
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,715,798	1,717,622

MetLife Funding Inc.
2.74%, 03/06/06 (4)	2,573,696	2,573,696
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	4,289,494	4,289,245
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	6,348,451	6,349,658
Norddeutsche Landesbank
2.63%, 07/27/05	1,715,798	1,715,604
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	5,147,393	5,147,393
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	6,091,082	6,091,082
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	943,689	943,501
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	8,750,568	8,750,911
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	5,279,509	5,279,336
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	5,147,393	5,147,392
Wells Fargo & Co.
2.78%, 03/15/06 (4)	857,899	858,013
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	6,005,292	6,004,840
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	8,647,620	8,647,040
Winston Funding Ltd.
2.75%, 04/25/05 (4)	1,225,080	1,225,080
World Savings Bank
2.71%, 09/09/05	600,529	600,503

		136,128,288

MONEY MARKET FUNDS—1.19%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	6,863,191	6,863,191
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	14,257,238	14,257,238
BlackRock Temp Cash Money Market Fund 3	319,983	319,983
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	719,226	719,226

		22,159,638

REPURCHASE AGREEMENTS(3)—5.28%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $37,750,582 and effective yields of 2.89% - 2.90%. (6)	$37,747,547	37,747,547
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $34,318,707 and an effective yield of 2.89%. (6)	34,315,953	34,315,953
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $25,739,031 and an effective yield of 2.89%. (6)	25,736,964	25,736,964

		97,800,464

TIME DEPOSITS(3)—2.92%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,201,058	1,201,053
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,715,798	1,715,798
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,402,117	2,402,117
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	2,230,537	2,230,537
First Tennessee Bank
2.77%, 04/15/05	857,899	857,899
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	2,127,589	2,127,589
Natexis Banques
2.98%, 08/18/05	1,715,798	1,715,798
Norddeutsche Landesbank
2.11%, 06/07/05	1,715,798	1,715,735

Rabobank Nederland NV NY
2.84%, 04/01/05	12,624,925	12,624,925
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	4,203,704	4,203,704
SunTrust Bank
2.68%, 05/03/05	1,715,798	1,715,648
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	5,833,712	5,833,535
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	3,088,436	3,088,425
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	8,493,198	8,493,198
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,715,798	1,715,791
World Savings Bank
2.75%, 05/03/05	2,402,117	2,402,117

		54,043,869

U.S. GOVERNMENT AGENCY NOTES(3)—0.25%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	2,056,435	2,053,646
Federal National Mortgage Association
2.33%, 07/22/05	2,573,696	2,555,080

		4,608,726

TOTAL SHORT-TERM INVESTMENTS (Cost: $410,436,857)		410,436,857

TOTAL INVESTMENTS IN SECURITIES — 122.08% (Cost: $2,046,070,219)		2,262,143,531
Other Assets, Less Liabilities — (22.08%)		(409,153,225)

NET ASSETS — 100.00%		$1,852,990,306

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.90%

ADVERTISING—0.23%
ADVO Inc.	202,105	$7,568,832

		7,568,832

AEROSPACE & DEFENSE—2.20%
AAR Corp. (1) (2)	209,042	2,842,971
Armor Holdings Inc. (1) (2)	221,832	8,227,749
Curtiss-Wright Corp. (2)	139,383	7,944,831
DRS Technologies Inc. (1)	177,747	7,554,247
EDO Corp.	114,929	3,453,616
Engineered Support Systems Inc.	174,234	9,325,004
Esterline Technologies Corp. (1)	163,123	5,635,900
GenCorp Inc. (2)	332,888	6,657,760
Kaman Corp. Class A	146,768	1,827,262
Moog Inc. Class A (1)	159,085	7,190,642
Teledyne Technologies Inc. (1)	215,800	6,754,540
Triumph Group Inc. (1)	103,178	4,017,751

		71,432,273

AGRICULTURE—0.26%
Delta & Pine Land Co. (2)	251,155	6,781,185
DIMON Inc.	292,789	1,829,931

		8,611,116

AIRLINES—0.33%
Frontier Airlines Inc. (1) (2)	230,321	2,413,764
Mesa Air Group Inc. (1) (2)	199,123	1,393,861
SkyWest Inc.	375,031	6,971,826

		10,779,451

APPAREL—1.63%
Ashworth Inc. (1)	87,955	1,001,807
Gymboree Corp. (1) (2)	200,527	2,514,609
Haggar Corp.	41,398	835,826
Kellwood Co.	179,852	5,177,939
K-Swiss Inc. Class A (2)	198,232	6,547,603
OshKosh B’Gosh Inc. Class A	76,142	2,322,331
Oxford Industries Inc. (2)	99,873	3,654,353
Phillips-Van Heusen Corp.	193,725	5,160,834
Quiksilver Inc. (1)	373,067	10,830,135
Russell Corp.	212,080	3,834,406
Stride Rite Corp.	234,372	3,117,148
Wolverine World Wide Inc.	373,165	7,996,926

		52,993,917

AUTO MANUFACTURERS—0.75%
Oshkosh Truck Corp. (2)	235,896	19,341,113
Wabash National Corp. (2)	200,543	4,893,249

		24,234,362

AUTO PARTS & EQUIPMENT—0.16%
Standard Motor Products Inc.	98,403	1,151,315
Superior Industries International Inc. (2)	158,964	4,198,239

		5,349,554

BANKS—5.85%
Boston Private Financial Holdings Inc. (2)	179,124	4,254,195
Chittenden Corp. (2)	300,559	7,835,573
Community Bank System Inc.	198,814	4,554,829
East West Bancorp Inc.	341,299	12,600,759
First BanCorp (Puerto Rico)	249,147	10,526,461

First Midwest Bancorp Inc.	296,945	9,644,774
First Republic Bank (2)	151,518	4,904,638
Fremont General Corp. (2)	461,315	10,144,317
Gold Bancorp Inc.	260,763	3,658,505
Hudson United Bancorp	291,928	10,290,462
Irwin Financial Corp. (2)	150,549	3,465,638
Nara Bancorp Inc. (2)	151,103	2,122,997
PrivateBancorp Inc. (2)	122,374	3,843,767
Provident Bankshares Corp.	215,409	7,099,881
Republic Bancorp Inc.	457,819	6,198,869
Riggs National Corp. (2)	171,127	3,266,814
South Financial Group Inc. (The) (2)	462,093	14,112,320
Southwest Bancorp of Texas Inc. (2)	454,505	8,340,167
Sterling Bancshares Inc. (2)	293,098	4,161,992
Susquehanna Bancshares Inc.	302,543	7,375,998
TrustCo Bank Corp. NY (2)	483,276	5,552,841
UCBH Holdings Inc. (2)	295,652	11,796,515
Umpqua Holdings Corp.	290,309	6,778,715
United Bancshares Inc.	255,368	8,462,896
Whitney Holding Corp.	272,869	12,145,399
Wintrust Financial Corp.	140,085	6,596,603

		189,735,925

BIOTECHNOLOGY—0.51%
ArQule Inc. (1)	204,939	965,263
Cambrex Corp.	169,430	3,608,859
CryoLife Inc. (1) (2)	146,676	907,924
Enzo Biochem Inc. (1) (2)	196,523	2,833,862
Integra LifeSciences Holdings Corp. (1) (2)	159,526	5,618,506
Regeneron Pharmaceuticals Inc. (1) (2)	312,088	1,594,770
Savient Pharmaceuticals Inc. (1) (2)	389,437	1,070,952

		16,600,136

BUILDING MATERIALS—1.54%
Apogee Enterprises Inc.	177,118	2,529,245
ElkCorp	123,018	4,731,272
Florida Rock Industries Inc. (2)	242,630	14,271,497
Lennox International Inc.	356,633	7,817,395
Simpson Manufacturing Co. Inc.	274,755	8,489,929
Texas Industries Inc.	144,246	7,753,222
Universal Forest Products Inc.	111,387	4,327,385

		49,919,945

CHEMICALS—1.44%
Arch Chemicals Inc. (2)	152,365	4,337,832
Fuller (H.B.) Co.	186,189	5,399,481
Georgia Gulf Corp.	220,659	10,145,901
MacDermid Inc.	179,578	5,836,285
OM Group Inc. (1)	184,285	5,605,950
OMNOVA Solutions Inc. (1)	261,413	1,403,788
Penford Corp.	56,860	923,975
PolyOne Corp. (1)	596,622	5,298,003
Quaker Chemical Corp.	62,204	1,277,670
Schulman (A.) Inc.	198,874	3,464,385
Wellman Inc.	207,465	2,999,944

		46,693,214

COAL—0.61%
Massey Energy Co. (2)	494,355	19,793,974

		19,793,974

COMMERCIAL SERVICES—3.80%
Aaron Rents Inc.	288,253	5,765,060
ABM Industries Inc.	288,720	5,552,086
Administaff Inc. (2)	153,263	2,237,640
Arbitron Inc.	202,571	8,690,296
Bowne & Co. Inc. (2)	232,465	3,496,274
CDI Corp. (2)	101,569	2,247,722
Central Parking Corp. (2)	205,396	3,528,703
Chemed Corp.	81,079	6,200,922
Coinstar Inc. (1) (2)	163,780	3,472,136
Consolidated Graphics Inc. (1)	82,631	4,346,391
CPI Corp.	48,576	733,498
Cross Country Healthcare Inc. (1) (2)	171,519	2,874,658
Heidrick & Struggles International Inc. (1)	124,622	4,582,351

Hooper Holmes Inc.	419,137	1,601,103
Insurance Auto Auctions Inc. (1)	67,984	1,893,354
Labor Ready Inc. (1) (2)	276,536	5,157,396
MAXIMUS Inc.	129,973	4,352,796
Midas Inc. (1) (2)	95,815	2,187,456
NCO Group Inc. (1) (2)	208,035	4,067,084
On Assignment Inc. (1)	159,079	811,303
PAREXEL International Corp. (1) (2)	170,248	4,000,828
Pharmaceutical Product Development Inc. (1)	343,179	16,627,023
Pre-Paid Legal Services Inc. (2)	89,853	3,040,626
PRG-Schultz International Inc. (1)	278,738	1,396,477
Rewards Network Inc. (1)	135,247	562,628
SFBC International Inc. (1) (2)	108,814	3,834,605
SOURCECORP Inc. (1)	102,032	2,054,924
Spherion Corp. (1)	395,449	2,961,913
StarTek Inc. (2)	83,583	1,404,194
Vertrue Inc. (1) (2)	59,860	2,121,438
Viad Corp.	143,704	3,865,638
Volt Information Sciences Inc. (1)	76,814	1,855,058
Watson Wyatt & Co. Holdings	211,741	5,759,355

		123,282,936

COMPUTERS—2.40%
Agilysys Inc.	186,631	3,669,165
Brooktrout Inc. (1)	79,956	899,505
CACI International Inc. Class A (1)	194,259	10,728,925
Carreker Corp. (1)	150,616	844,956
Catapult Communications Corp. (1)	73,640	1,572,214
CIBER Inc. (1) (2)	380,065	2,763,073
FactSet Research Systems Inc. (2)	252,179	8,324,429
Hutchinson Technology Inc. (1) (2)	163,774	5,696,060
Kronos Inc. (1) (2)	206,612	10,559,939
Manhattan Associates Inc. (1) (2)	195,172	3,975,654
Mercury Computer Systems Inc. (1) (2)	136,855	3,774,461
MICROS Systems Inc. (1)	245,557	9,014,397
MTS Systems Corp.	129,812	3,768,442
NYFIX Inc. (1) (2)	198,896	1,070,060
Phoenix Technologies Ltd. (1) (2)	159,416	1,517,640
Radiant Systems Inc. (1)	155,655	1,525,419
RadiSys Corp. (1) (2)	128,426	1,818,512
Synaptics Inc. (1) (2)	170,640	3,958,848
TALX Corp.	134,495	2,442,429

		77,924,128

DISTRIBUTION & WHOLESALE—1.77%
Advanced Marketing Services Inc. (1)	112,784	676,704
Bell Microproducts Inc. (1) (2)	183,011	1,368,922
Building Materials Holdings Corp.	89,065	3,961,611
Hughes Supply Inc.	429,707	12,783,783
Owens & Minor Inc. (2)	256,414	6,961,640
ScanSource Inc. (1)	82,022	4,251,200
SCP Pool Corp.	339,965	10,831,285
United Stationers Inc. (1)	214,610	9,711,102
Watsco Inc.	163,011	6,862,763

		57,409,010

DIVERSIFIED FINANCIAL SERVICES—0.57%
Financial Federal Corp. (2)	112,899	3,993,238
Investment Technology Group Inc. (1) (2)	272,356	4,766,230
Piper Jaffray Companies Inc. (1)	134,602	4,925,087
SWS Group Inc.	104,681	1,678,036
World Acceptance Corp. (1)	123,210	3,144,319

		18,506,910

ELECTRIC—1.39%
ALLETE Inc.	193,104	8,081,402
Avista Corp.	315,077	5,513,847
Central Vermont Public Service Corp.	78,522	1,765,175
CH Energy Group Inc. (2)	102,391	4,679,269
Cleco Corp.	318,246	6,778,640
El Paso Electric Co. (1)	308,199	5,855,781
Green Mountain Power Corp.	32,795	960,893
UIL Holdings Corp. (2)	88,796	4,497,517
UniSource Energy Corp. (2)	222,916	6,903,709

		45,036,233

ELECTRICAL COMPONENTS & EQUIPMENT—1.16%
Advanced Energy Industries Inc. (1) (2)	177,266	1,714,162
Artesyn Technologies Inc. (1) (2)	254,195	2,214,038
Belden CDT Inc. (2)	304,951	6,772,962
C&D Technologies Inc.	163,796	1,646,150
Intermagnetics General Corp. (1) (2)	165,894	4,037,860
Littelfuse Inc. (1)	144,545	4,141,214
Magnetek Inc. (1) (2)	179,985	959,320
Rayovac Corp. (1) (2)	277,697	11,552,195
Vicor Corp.	200,200	2,090,088
Wilson Greatbatch Technologies Inc. (1) (2)	138,510	2,526,422

		37,654,411

ELECTRONICS—4.18%
Analogic Corp. (2)	81,658	3,531,708
Bei Technologies Inc.	86,573	2,075,155
Bel Fuse Inc. Class B (2)	72,231	2,188,599
Benchmark Electronics Inc. (1) (2)	268,867	8,558,037
Brady Corp. Class A	290,185	9,387,485
Checkpoint Systems Inc. (1)	258,966	4,371,346
Coherent Inc. (1)	198,927	6,715,776
CTS Corp.	238,249	3,097,237
Cubic Corp. (2)	137,690	2,607,849
Cymer Inc. (1)	240,085	6,427,075
Daktronics Inc. (1) (2)	113,303	2,453,010
Dionex Corp. (1)	128,640	7,010,880
Electro Scientific Industries Inc. (1)	184,768	3,582,652
FEI Co. (1) (2)	189,739	4,392,458
FLIR Systems Inc. (1) (2)	451,004	13,665,421
Itron Inc. (1) (2)	139,550	4,136,262
Keithley Instruments Inc.	99,291	1,601,564
Meade Instruments Corp. (1)	106,377	309,557
Methode Electronics Inc.	235,489	2,851,772
Park Electrochemical Corp. (2)	123,491	2,501,928
Paxar Corp. (1)	244,595	5,219,657
Photon Dynamics Inc. (1) (2)	109,415	2,085,450
Planar Systems Inc. (1) (2)	92,268	832,257
Rogers Corp. (1) (2)	108,795	4,351,800
SBS Technologies Inc. (1)	100,123	1,116,371
Sonic Solutions Inc. (1) (2)	146,738	2,208,407
Technitrol Inc. (1)	262,796	3,920,916
Trimble Navigation Ltd. (1)	336,850	11,388,899
Watts Water Technologies Inc. Class A	187,301	6,107,886
Woodward Governor Co.	68,983	4,946,081
X-Rite Inc.	126,910	1,908,726

		135,552,221

ENERGY - ALTERNATE SOURCES—0.26%
Headwaters Inc. (1) (2)	259,457	8,515,379

		8,515,379

ENGINEERING & CONSTRUCTION—0.73%
EMCOR Group Inc. (1) (2)	99,361	4,652,082
Insituform Technologies Inc. Class A (1) (2)	173,307	2,514,685
Shaw Group Inc. (The) (1) (2)	415,874	9,066,053
URS Corp. (1)	255,896	7,357,010

		23,589,830

ENTERTAINMENT—0.60%
Argosy Gaming Co. (1)	182,527	8,381,640
Pinnacle Entertainment Inc. (1) (2)	258,723	4,320,674
Shuffle Master Inc. (1) (2)	231,171	6,694,712

		19,397,026

ENVIRONMENTAL CONTROL—0.61%
Aleris International Inc. (1) (2)	176,195	4,396,065
Tetra Tech Inc. (1) (2)	367,264	4,634,872
Waste Connections Inc. (1) (2)	309,805	10,765,724

		19,796,661

FOOD—2.08%
American Italian Pasta Co. Class A (2)	119,232	3,266,957
Corn Products International Inc.	488,632	12,699,546

Flowers Foods Inc.	255,956	7,220,519
Great Atlantic & Pacific Tea Co. (1) (2)	183,777	2,738,277
Hain Celestial Group Inc. (1) (2)	216,663	4,038,598
J&J Snack Foods Corp.	51,394	2,406,781
Lance Inc.	184,524	2,965,301
Nash Finch Co.	82,186	3,122,246
Performance Food Group Co. (1) (2)	304,337	8,424,048
Ralcorp Holdings Inc.	191,441	9,064,731
Sanderson Farms Inc.	100,068	4,323,938
United Natural Foods Inc. (1) (2)	247,825	7,095,230

		67,366,172

FOREST PRODUCTS & PAPER—0.74%
Buckeye Technologies Inc. (1)	217,709	2,351,257
Caraustar Industries Inc. (1)	184,469	2,379,650
Deltic Timber Corp.	79,205	3,096,915
Neenah Paper Inc.	97,188	3,267,461
Pope & Talbot Inc. (2)	104,879	1,843,773
Rock-Tenn Co. Class A	217,794	2,896,660
Schweitzer-Mauduit International Inc.	98,136	3,292,463
Wausau-Mosinee Paper Corp. (2)	335,943	4,750,234

		23,878,413

GAS—3.00%
Atmos Energy Corp.	516,049	13,933,323
Cascade Natural Gas Corp.	72,765	1,452,389
Energen Corp.	237,977	15,849,268
Laclede Group Inc. (The)	136,700	3,991,640
New Jersey Resources Corp.	173,097	7,534,912
Northwest Natural Gas Co.	179,580	6,495,409
Piedmont Natural Gas Co. (2)	497,803	11,469,381
Southern Union Co. (1) (2)	630,915	15,842,276
Southwest Gas Corp.	234,423	5,663,660
UGI Corp.	335,094	15,219,969

		97,452,227

HAND & MACHINE TOOLS—0.35%
Baldor Electric Co. (2)	197,725	5,103,282
Milacron Inc. (1) (2)	283,094	863,437
Regal-Beloit Corp. (2)	188,626	5,430,543

		11,397,262

HEALTH CARE-PRODUCTS—5.70%
Advanced Medical Optics Inc. (1) (2)	242,016	8,763,399
American Medical Systems Holdings Inc. (1) (2)	395,360	6,792,285
ArthroCare Corp. (1) (2)	153,160	4,365,060
BioLase Technology Inc. (2)	150,424	1,278,604
Biosite Inc. (1) (2)	109,205	5,681,936
CONMED Corp. (1)	193,979	5,842,647
Cooper Companies Inc. (2)	278,167	20,278,374
Cyberonics Inc. (1)	146,067	6,451,779
Datascope Corp.	88,902	2,718,623
Diagnostic Products Corp.	170,807	8,249,978
DJ Orthopedics Inc. (1)	129,017	3,231,876
Haemonetics Corp. (1)	168,400	7,099,744
Hologic Inc. (1)	135,562	4,321,039
ICU Medical Inc. (1) (2)	87,973	3,123,041
IDEXX Laboratories Inc. (1)	218,632	11,841,109
Immucor Inc. (1)	293,453	8,859,346
Invacare Corp.	204,056	9,107,019
Kensey Nash Corp. (1) (2)	73,551	1,991,761
LCA-Vision Inc. (2)	116,910	3,893,103
Mentor Corp. (2)	229,373	7,362,873
Merit Medical Systems Inc. (1)	170,883	2,048,887
Osteotech Inc. (1)	107,606	408,903
PolyMedica Corp. (2)	180,376	5,728,742
Possis Medical Inc. (1)	114,704	960,072
ResMed Inc. (1) (2)	222,559	12,552,328
Respironics Inc. (1)	230,926	13,456,058
SurModics Inc. (1)	107,477	3,429,591
Sybron Dental Specialties Inc. (1)	259,673	9,322,261
Viasys Healthcare Inc. (1)	191,076	3,645,730
Vital Sign Inc.	59,914	2,389,969

		185,196,137

HEALTH CARE-SERVICES—2.83%
Amedisys Inc. (1) (2)	98,824	2,989,426
American Healthways Inc. (1) (2)	215,190	7,105,574
AMERIGROUP Corp. (1)	330,495	12,082,897
AmSurg Corp. (1) (2)	190,056	4,808,417
Centene Corp. (1) (2)	268,834	8,062,332
Gentiva Health Services Inc. (1)	155,552	2,516,831
LabOne Inc. (1) (2)	111,454	3,842,934
OCA Inc. (1) (2)	303,098	1,288,166
Odyssey Healthcare Inc. (1) (2)	224,120	2,635,651
Pediatrix Medical Group Inc. (1)	147,951	10,147,959
Province Healthcare Co. (1)	323,847	7,801,474
RehabCare Group Inc. (1)	106,361	3,053,624
Sierra Health Services Inc. (1) (2)	173,472	11,074,452
Sunrise Senior Living Inc. (1) (2)	121,679	5,913,599
United Surgical Partners International Inc. (1) (2)	186,870	8,553,040

		91,876,376

HOME BUILDERS—2.81%
Champion Enterprises Inc. (1) (2)	471,252	4,429,769
Coachmen Industries Inc. (2)	97,217	1,322,151
Fleetwood Enterprises Inc. (1) (2)	360,410	3,135,567
M.D.C. Holdings Inc. (2)	244,981	17,062,927
Meritage Homes Corp. (1)	150,579	8,872,115
Monaco Coach Corp.	190,724	3,080,193
NVR Inc. (1)	37,107	29,128,995
Skyline Corp.	49,943	1,922,306
Standard-Pacific Corp.	219,764	15,864,763
Winnebago Industries Inc. (2)	197,274	6,233,858

		91,052,644

HOME FURNISHINGS—0.45%
Applica Inc. (1)	146,357	740,566
Bassett Furniture Industries Inc. (2)	71,346	1,405,516
Ethan Allen Interiors Inc. (2)	230,918	7,389,376
Fedders Corp. (2)	173,426	482,124
La-Z-Boy Inc. (2)	338,952	4,721,601

		14,739,183

HOUSEHOLD PRODUCTS & WARES—0.72%
Fossil Inc. (1) (2)	365,501	9,475,613
Harland (John H.) Co.	180,816	6,212,838
Russ Berrie & Co. Inc.	109,978	2,106,079
Standard Register Co. (The)	171,539	2,161,391
WD-40 Co. (2)	107,557	3,494,527

		23,450,448

HOUSEWARES—0.51%
Enesco Group Inc. (1)	92,101	612,472
Libbey Inc.	89,097	1,871,037
National Presto Industries Inc.	37,926	1,528,418
Toro Co. (2)	140,554	12,439,029

		16,450,956

INSURANCE—2.46%
Delphi Financial Group Inc. Class A	193,643	8,326,649
Hilb, Rogal & Hobbs Co. (2)	233,390	8,355,362
Infinity Property & Casualty Corp.	133,889	4,185,370
LandAmerica Financial Group Inc. (2)	117,627	5,884,879
Philadelphia Consolidated Holding Corp. (1) (2)	131,693	10,210,158
Presidential Life Corp.	166,514	2,710,848
ProAssurance Corp. (1)	189,887	7,500,536
RLI Corp. (2)	150,374	6,233,002
SCPIE Holdings Inc. (1)	61,768	681,301
Selective Insurance Group Inc. (2)	182,010	8,414,322
Stewart Information Services Corp.	117,598	4,412,277
UICI	261,605	6,343,921
Zenith National Insurance Corp. (2)	127,591	6,616,869

		79,875,494

INTERNET—1.06%
Digital Insight Corp. (1)	231,678	3,799,519
FindWhat.com (1)	182,225	1,889,673
Internet Security Systems Inc. (1)	280,801	5,138,658
j2 Global Communications Inc. (1) (2)	140,653	4,825,804

Napster Inc. (1) (2)	276,356	1,799,078
PC-Tel Inc. (1)	127,978	941,918
Verity Inc. (1)	244,535	2,310,856
WebEx Communications Inc. (1) (2)	250,135	5,400,415
Websense Inc. (1) (2)	154,064	8,288,643

		34,394,564

IRON & STEEL—1.00%
Carpenter Technology Corp.	157,799	9,374,839
Cleveland-Cliffs Inc. (2)	140,557	10,242,389
Material Sciences Corp. (1)	86,949	1,169,464
Reliance Steel & Aluminum Co.	193,136	7,727,371
Ryerson Tull Inc. (2)	161,768	2,049,601
Steel Technologies Inc. (2)	78,900	1,892,811

		32,456,475

LEISURE TIME—1.23%
Arctic Cat Inc.	103,444	2,799,195
Bally Total Fitness Holding Corp. (1) (2)	214,581	746,742
K2 Inc. (1) (2)	303,109	4,167,749
Multimedia Games Inc. (1) (2)	180,713	1,402,333
Nautilus Inc. (2)	202,758	4,817,530
Pegasus Solutions Inc. (1) (2)	126,066	1,490,100
Polaris Industries Inc. (2)	279,648	19,639,679
WMS Industries Inc. (1) (2)	170,336	4,796,662

		39,859,990

LODGING—0.31%
Aztar Corp. (1)	226,178	6,459,644
Marcus Corp.	178,870	3,666,835

		10,126,479

MACHINERY—2.42%
Albany International Corp. Class A	206,290	6,370,235
Applied Industrial Technologies Inc.	176,572	4,802,758
Astec Industries Inc. (1)	119,941	2,644,699
Briggs & Stratton Corp. (2)	334,892	12,193,418
Cognex Corp.	285,741	7,109,236
Gardner Denver Inc. (1) (2)	129,052	5,098,845
Gerber Scientific Inc. (1)	137,167	998,576
IDEX Corp.	330,333	13,328,937
JLG Industries Inc. (2)	323,413	6,969,550
Lindsay Manufacturing Co. (2)	76,053	1,451,091
Manitowoc Co. Inc. (The) (2)	191,472	7,733,554
Robbins & Myers Inc. (2)	84,573	1,861,452
Stewart & Stevenson Services Inc.	186,882	4,277,729
Thomas Industries Inc.	95,540	3,787,206

		78,627,286

MANUFACTURING—2.42%
Acuity Brands Inc. (2)	281,037	7,587,999
AptarGroup Inc.	231,278	12,021,830
Barnes Group Inc. (2)	138,369	3,759,486
Ceradyne Inc. (1) (2)	158,230	3,539,605
CLARCOR Inc.	166,205	8,636,012
CUNO Inc. (1) (2)	111,827	5,746,790
Griffon Corp. (1)	173,774	3,720,501
Lydall Inc. (1)	104,054	1,154,999
Myers Industries Inc.	212,033	2,991,786
Roper Industries Inc.	273,949	17,943,660
Smith (A.O.) Corp. (2)	160,457	4,632,394
Standex International Corp.	75,546	2,062,406
Sturm Ruger & Co. Inc.	158,738	1,100,054
Tredegar Corp.	215,952	3,640,951

		78,538,473

MEDIA—0.12%
4Kids Entertainment Inc. (1) (2)	86,109	1,903,869
Nelson (Thomas) Inc.	84,868	2,007,128

		3,910,997

METAL FABRICATE & HARDWARE—1.77%
Castle (A.M.) & Co. (1)	84,620	1,066,212
Commercial Metals Co. (2)	383,248	12,988,275
Kaydon Corp. (2)	183,701	5,768,211

Lawson Products Inc.	46,330	2,168,244
Mueller Industries Inc.	238,012	6,700,038
Quanex Corp.	161,796	8,626,963
Timken Co. (The)	593,133	16,216,256
Valmont Industries Inc.	132,536	2,958,204
Wolverine Tube Inc. (1)	95,818	857,571

		57,349,974

MINING—0.44%
AMCOL International Corp. (2)	168,564	3,162,261
Brush Engineered Materials Inc. (1)	124,281	2,365,067
Century Aluminum Co. (1) (2)	179,273	5,424,801
RTI International Metals Inc. (1)	140,628	3,290,695

		14,242,824

OFFICE & BUSINESS EQUIPMENT—0.28%
Global Imaging Systems Inc. (1) (2)	152,551	5,409,458
Imagistics International Inc. (1)	105,515	3,685,639

		9,095,097

OFFICE FURNISHINGS—0.07%
Interface Inc. Class A (1) (2)	319,655	2,180,047

		2,180,047

OIL & GAS—4.16%
Atwood Oceanics Inc. (1)	87,789	5,841,480
Cabot Oil & Gas Corp.	210,500	11,609,075
Cimarex Energy Co. (1) (2)	270,175	10,536,825
Frontier Oil Corp.	176,525	6,400,797
Patina Oil & Gas Corp.	462,842	18,513,680
Penn Virginia Corp.	120,244	5,519,200
Petroleum Development Corp. (1)	107,583	4,054,803
Remington Oil & Gas Corp. (1) (2)	162,605	5,125,310
Southwestern Energy Co. (1) (2)	236,966	13,450,190
Spinnaker Exploration Co. (1)	198,571	7,055,228
St. Mary Land & Exploration Co. (2)	186,935	9,356,097
Stone Energy Corp. (1)	164,806	8,004,627
Swift Energy Co. (1)	182,131	5,179,806
Unit Corp. (1)	270,592	12,222,641
Vintage Petroleum Inc.	390,978	12,300,168

		135,169,927

OIL & GAS SERVICES—2.36%
Cal Dive International Inc. (1) (2)	249,318	11,294,105
CARBO Ceramics Inc. (2)	93,733	6,575,370
Dril-Quip Inc. (1)	77,635	2,386,500
Hydril Co. LP (1)	138,658	8,099,014
Input/Output Inc. (1) (2)	446,059	2,877,081
Lone Star Technologies Inc. (1)	189,939	7,489,295
Maverick Tube Corp. (1)	276,793	8,998,540
Oceaneering International Inc. (1)	166,705	6,251,438
Seacor Holdings Inc. (1) (2)	119,016	7,587,270
Tetra Technologies Inc. (1)	145,397	4,135,091
Veritas DGC Inc. (1)	217,243	6,508,600
W-H Energy Services Inc. (1)	181,107	4,333,891

		76,536,195

PACKAGING & CONTAINERS—0.08%
Chesapeake Corp.	127,624	2,682,656

		2,682,656

PHARMACEUTICALS—2.07%
Accredo Health Inc. (1)	318,210	14,131,706
Alpharma Inc. Class A	305,508	3,763,859
Bradley Pharmaceuticals Inc. (1) (2)	97,405	931,192
Connetics Corp. (1) (2)	233,654	5,909,110
Curative Health Services Inc. (1)	77,929	264,959
Medicis Pharmaceutical Corp. Class A (2)	353,007	10,583,150
MGI Pharma Inc. (1) (2)	464,149	11,729,045
Nature’s Sunshine Products Inc.	88,430	1,518,343
NBTY Inc. (1)	397,484	9,972,874
Noven Pharmaceuticals Inc. (1)	151,760	2,573,850
Priority Healthcare Corp. Class B (1) (2)	235,318	5,089,928
Theragenics Corp. (1)	187,318	644,374

		67,112,390

REAL ESTATE INVESTMENT TRUSTS—3.21%
Capital Automotive (2)	262,515	8,694,497
Colonial Properties Trust (2)	178,098	6,840,744
Commercial Net Lease Realty Inc. (2)	337,953	6,235,233
CRT Properties Inc.	202,735	4,415,568
Entertainment Properties Trust	162,872	6,747,787
Essex Property Trust Inc. (2)	149,048	10,299,217
Gables Residential Trust (2)	190,463	6,342,418
Glenborough Realty Trust Inc. (2)	207,375	3,965,010
Kilroy Realty Corp. (2)	187,015	7,650,784
Lexington Corporate Properties Trust	315,265	6,916,914
New Century Financial Corp. (2)	330,223	15,461,041
Parkway Properties Inc.	91,437	4,270,108
Shurgard Storage Centers Inc. Class A	302,110	12,380,468
Sovran Self Storage Inc.	102,494	4,061,837

		104,281,626

RETAIL—9.13%
Brown Shoe Co. Inc.	118,168	4,049,617
Burlington Coat Factory Warehouse Corp.	205,988	5,911,856
Casey’s General Store Inc. (2)	325,916	5,856,711
Cash America International Inc.	190,322	4,173,761
Cato Corp. Class A	134,588	4,340,463
CEC Entertainment Inc. (1)	236,473	8,654,912
Children’s Place Retail Stores Inc. (The) (1) (2)	135,238	6,457,615
Christopher & Banks Corp. (2)	231,743	4,078,677
Cost Plus Inc. (1) (2)	141,350	3,799,488
Dress Barn Inc. (1) (2)	169,068	3,080,419
Electronics Boutique Holdings Corp. (1) (2)	115,271	4,953,195
Finish Line Inc. (The)	298,768	6,916,479
Fred’s Inc. (2)	255,813	4,392,309
GameStop Corp. Class B (1)	329,983	7,358,621
Genesco Inc. (1) (2)	144,814	4,115,614
Goody’s Family Clothing Inc. (2)	170,774	1,542,089
Group 1 Automotive Inc. (1)	150,054	3,946,420
Guitar Center Inc. (1) (2)	164,766	9,034,120
Hancock Fabrics Inc. (2)	122,598	912,129
Haverty Furniture Companies Inc.	146,340	2,231,685
Hibbet Sporting Goods Inc. (1)	152,494	4,580,920
Hot Topic Inc. (1) (2)	295,898	6,465,371
IHOP Corp. (2)	129,633	6,180,901
Insight Enterprises Inc. (1) (2)	322,814	5,668,614
Jack in the Box Inc. (1)	237,573	8,813,958
Jill (J.) Group Inc. (The) (1)	122,647	1,687,623
Jo-Ann Stores Inc. (1)	147,820	4,152,264
Landry’s Restaurants Inc. (2)	156,870	4,536,680
Linens ‘n Things Inc. (1)	293,819	7,295,526
Lone Star Steakhouse & Saloon Inc.	128,212	3,705,968
Longs Drug Stores Corp. (2)	213,219	7,296,354
Men’s Wearhouse Inc. (The) (1)	223,375	9,428,659
Movie Gallery Inc. (2)	183,580	5,265,074
O’Charley’s Inc. (1)	138,517	3,011,360
P.F. Chang’s China Bistro Inc. (1) (2)	167,757	10,031,869
Panera Bread Co. Class A (1) (2)	196,750	11,122,278
Papa John’s International Inc. (1) (2)	92,435	3,209,343
Pep Boys-Manny, Moe & Jack Inc. (2)	371,887	6,537,773
Rare Hospitality International Inc. (1) (2)	223,442	6,899,889
Ryan’s Restaurant Group Inc. (1)	272,101	3,953,628
School Specialty Inc. (1) (2)	148,192	5,803,199
Select Comfort Corp. (1) (2)	240,224	4,910,179
ShopKo Stores Inc. (1)	191,941	4,264,929
Sonic Automotive Inc.	232,811	5,287,138
Sonic Corp. (1)	391,081	13,062,105
Stage Stores Inc. (1) (2)	117,758	4,520,730
Steak n Shake Co. (The) (1)	179,295	3,469,358
Stein Mart Inc. (1)	221,613	4,986,293
TBC Corp. (1)	144,601	4,028,584
Too Inc. (1) (2)	225,600	5,565,552
Tractor Supply Co. (1)	229,426	10,014,445
Triarc Companies Inc. Class B (2)	356,763	4,934,032
Zale Corp. (1)	333,073	9,898,930

		296,395,706

SAVINGS & LOANS—2.03%
Anchor BanCorp Wisconsin Inc.	136,220	3,829,144
BankAtlantic Bancorp Inc. Class A	342,632	5,961,797
BankUnited Financial Corp. Class A (1) (2)	182,964	4,914,413
Brookline Bancorp Inc. (2)	401,094	5,976,301
Commercial Federal Corp.	254,382	7,033,662
Dime Community Bancshares	218,650	3,323,480
Downey Financial Corp.	153,982	9,474,512
FirstFed Financial Corp. (1)	107,271	5,471,894
Flagstar Bancorp Inc. (2)	303,250	5,928,538
MAF Bancorp Inc.	207,332	8,612,571
Sterling Financial Corp. (Washington) (1)	148,209	5,291,061

		65,817,373

SEMICONDUCTORS—2.46%
Actel Corp. (1)	163,017	2,507,201
Alliance Semiconductor Corp. (1)	199,563	496,912
ATMI Inc. (1) (2)	204,051	5,109,437
Axcelis Technologies Inc. (1) (2)	649,466	4,741,102
Brooks Automation Inc. (1) (2)	292,306	4,437,205
Cohu Inc.	140,010	2,233,160
DSP Group Inc. (1)	181,908	4,685,950
DuPont Photomasks Inc. (1) (2)	111,882	2,983,893
ESS Technology Inc. (1) (2)	231,027	1,217,512
Exar Corp. (1)	271,192	3,633,973
Helix Technology Corp. (2)	169,157	2,616,859
Kopin Corp. (1)	451,860	1,387,210
Kulicke & Soffa Industries Inc. (1) (2)	332,698	2,092,670
Microsemi Corp. (1) (2)	397,279	6,471,675
Pericom Semiconductor Corp. (1)	170,846	1,464,150
Photronics Inc. (1) (2)	212,385	3,844,169
Power Integrations Inc. (1) (2)	201,480	4,208,917
Rudolph Technologies Inc. (1)	99,101	1,492,461
Skyworks Solutions Inc. (1) (2)	1,020,496	6,480,150
Standard Microsystems Corp. (1)	120,602	2,093,651
Supertex Inc. (1)	84,172	1,541,189
Ultratech Inc. (1) (2)	153,991	2,248,269
Varian Semiconductor Equipment Associates Inc. (1) (2)	237,895	9,042,389
Veeco Instruments Inc. (1) (2)	182,642	2,748,762

		79,778,866

SOFTWARE—4.18%
Altiris Inc. (1) (2)	151,075	3,603,139
ANSYS Inc. (1)	205,030	7,014,076
Avid Technology Inc. (1) (2)	220,683	11,943,364
Captaris Inc. (1)	190,730	772,457
Cerner Corp. (1) (2)	212,831	11,175,756
Concord Communications Inc. (1) (2)	117,747	1,191,600
Dendrite International Inc. (1)	271,174	3,807,283
Digi International Inc. (1)	145,172	1,991,760
eFunds Corp. (1)	317,589	7,088,586
EPIQ Systems Inc. (1) (2)	103,029	1,337,316
FileNET Corp. (1) (2)	268,864	6,124,722
Global Payments Inc. (2)	231,592	14,935,368
Hyperion Solutions Corp. (1)	259,940	11,465,953
Inter-Tel Inc.	151,841	3,720,105
JDA Software Group Inc. (1)	188,572	2,647,551
ManTech International Corp. Class A (1)	162,373	3,745,945
MapInfo Corp. (1)	131,568	1,584,079
MRO Software Inc. (1)	150,331	2,109,144
NDCHealth Corp. (2)	233,345	3,728,853
Pinnacle Systems Inc. (1)	451,219	2,522,314
Progress Software Corp. (1)	237,547	6,228,482
SERENA Software Inc. (1) (2)	227,618	5,408,204
SPSS Inc. (1)	107,981	1,877,790
Take-Two Interactive Software Inc. (1) (2)	299,543	11,712,131
THQ Inc. (1) (2)	255,319	7,184,677
Zix Corp. (1) (2)	190,636	712,979

		135,633,634

STORAGE & WAREHOUSING—0.12%
Mobile Mini Inc. (1) (2)	94,747	3,828,726

		3,828,726

TELECOMMUNICATIONS—1.53%
Adaptec Inc. (1)	724,222	3,469,023
Aeroflex Inc. (1)	484,606	4,521,374
Anixter International Inc. (1) (2)	224,555	8,117,663
Applied Signal Technology Inc.	73,326	1,679,165
Audiovox Corp. Class A (1) (2)	137,054	1,746,068
Black Box Corp. (2)	112,509	4,208,962
Boston Communications Group Inc. (1) (2)	109,995	783,164
C-COR Inc. (1)	308,554	1,876,008
Commonwealth Telephone Enterprises Inc. (1) (2)	137,104	6,463,083
General Communication Inc. Class A (1)	344,499	3,145,276
Harmonic Inc. (1)	469,386	4,487,330
Intrado Inc. (1) (2)	112,072	1,378,486
Network Equipment Technologies Inc. (1)	160,344	902,737
Symmetricom Inc. (1)	299,044	3,316,398
Tollgrade Communications Inc. (1)	86,510	596,919
Viasat Inc. (1) (2)	157,849	2,950,198

		49,641,854

TEXTILES—0.22%
Angelica Corp. (2)	58,256	1,631,168
G&K Services Inc. Class A	136,873	5,514,613

		7,145,781

TOYS, GAMES & HOBBIES—0.21%
Action Performance Companies Inc. (2)	119,811	1,585,100
Department 56 Inc. (1)	87,075	1,520,330
Jakks Pacific Inc. (1) (2)	170,271	3,655,718

		6,761,148

TRANSPORTATION—2.31%
Arkansas Best Corp.	156,124	5,898,365
EGL Inc. (1)	300,424	6,849,667
Forward Air Corp.	139,709	5,948,809
Heartland Express Inc.	395,283	7,569,670
Kansas City Southern Industries Inc. (1) (2)	412,420	7,943,209
Kirby Corp. (1)	152,991	6,430,212
Knight Transportation Inc. (2)	305,108	7,527,014
Landstar System Inc. (1) (2)	394,331	12,914,340
Offshore Logistics Inc. (1)	151,232	5,039,050
USF Corp.	181,512	8,759,769

		74,880,105

WATER—0.08%
American States Water Co.	108,157	2,736,372

		2,736,372
TOTAL COMMON STOCKS (Cost: $3,129,621,538)		3,242,297,321

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.97%

COMMERCIAL PAPER(3)—6.91%
Amstel Funding Corp.
2.95%, 08/19/05	$1,672,204	1,653,021
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	28,414,521	28,383,284
ANZ National Bank Ltd.
2.94%, 08/15/05	2,011,505	1,989,202
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	3,419,559	3,414,134
Cantabric Finance LLC
2.80%, 04/29/05	2,172,426	2,167,694
Chariot Funding LLC
2.70%, 04/06/05	1,086,213	1,085,805
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	4,063,240	4,059,787
Corporate Asset Funding
2.75%, 05/05/05	2,816,107	2,808,793
CRC Funding LLC
2.74%, 04/28/05	2,011,505	2,007,371

DEPFA Bank PLC
2.28%, 05/03/05	2,011,505	2,007,437
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	13,678,235	13,612,783
Fairway Finance LLC
3.15%, 09/15/05	3,578,669	3,526,375
Falcon Asset Securitization Corp.
2.75%, 04/14/05	1,609,204	1,607,609
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	4,988,533	4,978,613
Fortis Funding LLC
2.35%, 05/09/05	5,632,214	5,618,243
General Electric Capital Corp.
2.74%, 07/07/05	2,011,505	1,996,655
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	11,435,648	11,413,804
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	12,069,031	11,920,603
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	31,086,122	31,046,895
Kitty Hawk Funding Corp.
2.75%, 04/15/05	5,609,484	5,603,486
Liberty Street Funding Corp.
2.80%, 04/20/05	2,016,775	2,013,795
Moat Funding LLC
2.74%, 05/02/05	2,816,107	2,809,463
Mortgage Interest Networking Trust
2.77%, 04/13/05	3,339,099	3,336,015
New Center Asset Trust
2.80%, 04/15/05	4,023,010	4,018,630
Nordea North America Inc.
2.74%, 07/11/05	2,011,505	1,996,042
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	4,588,847	4,583,155
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	12,952,886	12,934,342
Polonius Inc.
2.82%, 04/28/05	3,339,099	3,332,036
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	3,464,777	3,461,290
Ranger Funding Co. LLC
2.75%, 04/14/05	6,034,515	6,028,534
Santander Central Hispano
2.75%, 07/08/05	5,028,763	4,991,185
Scaldis Capital LLC
2.75%, 07/08/05	1,006,879	999,341
Societe Generale
2.75%, 05/03/05	3,620,709	3,611,859
Sydney Capital Corp.
2.75%, 04/12/05	7,022,969	7,017,068
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	3,500,019	3,494,847
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	3,505,410	3,501,839
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	2,623,526	2,620,920
Tulip Funding Corp.
2.71%, 04/08/05	3,326,828	3,325,075
Variable Funding Capital Corp.
2.80%, 04/20/05	3,097,718	3,093,140
Yorktown Capital LLC
2.80%, 04/20/05	6,316,126	6,306,792

		224,376,962

FLOATING RATE NOTES(3)—9.84%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	1,850,585	1,850,641
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	14,080,536	14,082,824
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	2,614,957	2,614,362
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	13,074,783	13,075,822
BMW US Capital LLC
2.82%, 04/18/06 (4)	4,023,010	4,023,010

Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	13,678,235	13,675,908
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	12,069,031	12,068,549
Commodore CDO Ltd.
3.08%, 12/12/05	1,005,753	1,005,753
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	12,069,031	12,067,450
DEPFA Bank PLC
2.99%, 12/15/05	4,023,010	4,023,010
Dorada Finance Inc.
2.66%, 07/29/05 (4)	3,339,099	3,338,771
Fairway Finance LLC
2.80%, 06/20/05	2,011,505	2,011,461
Fifth Third Bancorp
2.81%, 02/23/06 (4)	8,046,021	8,046,021
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	5,229,913	5,230,128
General Electric Capital Corp.
2.86%, 03/09/06	1,810,355	1,812,660
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	1,468,908	1,468,908
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	2,614,957	2,614,957
Hartford Life Global Funding Trust
2.80%, 02/15/06	4,023,010	4,023,010
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	12,069,031	12,069,030
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	18,103,546	18,103,817
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	4,224,161	4,224,161
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	16,494,342	16,498,040
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	8,046,021	8,046,021
Marshall & Ilsley Corp.
2.95%, 02/20/06	4,023,010	4,027,288
MetLife Funding Inc.
2.74%, 03/06/06 (4)	6,034,515	6,034,515
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	10,057,526	10,056,941
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	14,885,138	14,887,966
Norddeutsche Landesbank
2.63%, 07/27/05	4,023,010	4,022,556
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	12,069,031	12,069,031
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	14,281,686	14,281,687
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	2,212,656	2,212,216
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	20,517,352	20,518,155
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	12,378,803	12,378,396
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	12,069,031	12,069,030
Wells Fargo & Co.
2.78%, 03/15/06 (4)	2,011,505	2,011,772
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	14,080,536	14,079,476
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	20,275,972	20,274,612
Winston Funding Ltd.
2.75%, 04/25/05 (4)	2,872,429	2,872,429
World Savings Bank
2.71%, 09/09/05	1,408,054	1,407,992

		319,178,376

MONEY MARKET FUNDS—0.91%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	16,092,041	16,092,041
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	11,083,689	11,083,689
BlackRock Temp Cash Money Market Fund 3	750,261	750,261
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	1,686,362	1,686,362

		29,612,353

REPURCHASE AGREEMENTS(3)—7.07%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $88,513,339 and effective yields of 2.89% - 2.90%. (6)	$88,506,226	88,506,226
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,466,664 and an effective yield of 2.89%. (6)	80,460,205	80,460,205
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $60,349,998 and an effective yield of 2.89%. (6)	60,345,154	60,345,154

		229,311,585

TIME DEPOSITS(3)—3.91%
Abbey National Treasury Services PLC
1.39%, 04/08/05	2,816,107	2,816,094
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	4,023,010	4,023,010
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	5,632,214	5,632,215
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	5,229,913	5,229,913
First Tennessee Bank
2.77%, 04/15/05	2,011,505	2,011,505
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	4,988,533	4,988,533
Natexis Banques
2.98%, 08/18/05	4,023,010	4,023,010
Norddeutsche Landesbank
2.11%, 06/07/05	4,023,010	4,022,864
Rabobank Nederland NV NY
2.84%, 04/01/05	29,601,511	29,601,511
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	9,856,375	9,856,375
SunTrust Bank
2.68%, 05/03/05	4,023,010	4,022,660
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	13,678,235	13,677,823
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	7,241,418	7,241,394
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	19,913,901	19,913,901
Wells Fargo Bank N.A.
2.79%, 04/15/05	4,023,010	4,022,995
World Savings Bank
2.75%, 05/03/05	5,632,214	5,632,214

		126,716,017

U.S. GOVERNMENT AGENCY NOTES(3)—0.33%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	4,821,698	4,815,158
Federal National Mortgage Association
2.33%, 07/22/05	6,034,515	5,990,866

		10,806,024

TOTAL SHORT-TERM INVESTMENTS (Cost: $940,001,317)		940,001,317

TOTAL INVESTMENTS IN SECURITIES — 128.87% (Cost: $4,069,622,855)		4,182,298,638
Other Assets, Less Liabilities — (28.87%)		(936,833,995)

NET ASSETS — 100.00%		$3,245,464,643

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.46%
ADVO Inc.	121,585	$4,553,358

		4,553,358

AEROSPACE & DEFENSE—2.09%
Armor Holdings Inc. (1) (2)	133,359	4,946,285
EDO Corp. (2)	68,813	2,067,831
Engineered Support Systems Inc.	104,739	5,605,631
GenCorp Inc. (2)	199,607	3,992,140
Teledyne Technologies Inc. (1)	129,420	4,050,846

		20,662,733

AGRICULTURE—0.41%
Delta & Pine Land Co.	150,648	4,067,496

		4,067,496

APPAREL—2.21%
K-Swiss Inc. Class A	118,894	3,927,069
OshKosh B’Gosh Inc. Class A	45,777	1,396,198
Oxford Industries Inc. (2)	59,827	2,189,070
Phillips-Van Heusen Corp.	115,916	3,088,002
Quiksilver Inc. (1)	223,794	6,496,740
Wolverine World Wide Inc.	223,794	4,795,905

		21,892,984

AUTO MANUFACTURERS—1.47%
Oshkosh Truck Corp. (2)	141,566	11,606,996
Wabash National Corp. (2)	120,308	2,935,515

		14,542,511

BANKS—5.82%
East West Bancorp Inc.	204,736	7,558,853
First BanCorp (Puerto Rico)	149,379	6,311,263
First Midwest Bancorp Inc.	178,228	5,788,845
Hudson United Bancorp	175,455	6,184,789
Nara Bancorp Inc. (2)	90,789	1,275,585
PrivateBancorp Inc. (2)	73,344	2,303,735
Republic Bancorp Inc.	274,639	3,718,612
Southwest Bancorp of Texas Inc.	273,336	5,015,716
TrustCo Bank Corp. NY (2)	289,950	3,331,526
UCBH Holdings Inc. (2)	177,370	7,077,063
United Bancshares Inc.	153,170	5,076,054
Wintrust Financial Corp.	84,020	3,956,502

		57,598,543

BIOTECHNOLOGY—0.66%
CryoLife Inc. (1) (2)	87,066	538,939
Enzo Biochem Inc. (1) (2)	117,782	1,698,416
Integra LifeSciences Holdings Corp. (1) (2)	95,699	3,370,519
Regeneron Pharmaceuticals Inc. (1)	186,746	954,272

		6,562,146

BUILDING MATERIALS—1.67%
ElkCorp	73,971	2,844,925
Florida Rock Industries Inc. (2)	145,646	8,566,898
Simpson Manufacturing Co. Inc.	164,666	5,088,179

		16,500,002

CHEMICALS—1.05%
Georgia Gulf Corp.	132,378	6,086,740
MacDermid Inc.	107,638	3,498,235
OMNOVA Solutions Inc. (1)	157,647	846,564

		10,431,539

COAL—1.20%
Massey Energy Co. (2)	296,596	11,875,704

		11,875,704

COMMERCIAL SERVICES—3.98%
Aaron Rents Inc.	172,876	3,457,520
Administaff Inc. (2)	91,568	1,336,893
Arbitron Inc.	121,588	5,216,125
Coinstar Inc. (1)	98,297	2,083,896
CPI Corp.	29,914	451,701
Heidrick & Struggles International Inc. (1)	74,793	2,750,139
Labor Ready Inc. (1) (2)	165,921	3,094,427
Midas Inc. (1) (2)	57,921	1,322,336
Pharmaceutical Product Development Inc. (1)	205,893	9,975,516
Pre-Paid Legal Services Inc. (2)	53,774	1,819,712
SFBC International Inc. (1) (2)	65,532	2,309,348
StarTek Inc. (2)	49,858	837,614
Vertrue Inc. (1) (2)	35,999	1,275,805
Watson Wyatt & Co. Holdings (2)	127,030	3,455,216

		39,386,248

COMPUTERS—3.57%
CACI International Inc. Class A (1)	116,529	6,435,897
Carreker Corp. (1)	89,480	501,983
Catapult Communications Corp. (1)	44,059	940,660
FactSet Research Systems Inc. (2)	151,150	4,989,462
Kronos Inc. (1)	124,152	6,345,409
Manhattan Associates Inc. (1) (2)	117,158	2,386,508
Mercury Computer Systems Inc. (1) (2)	82,159	2,265,945
MICROS Systems Inc. (1)	147,373	5,410,063
MTS Systems Corp.	77,781	2,257,982
Synaptics Inc. (1) (2)	102,398	2,375,634
TALX Corp.	80,808	1,467,473

		35,377,016

DISTRIBUTION & WHOLESALE—0.91%
ScanSource Inc. (1) (2)	49,225	2,551,332
SCP Pool Corp.	203,972	6,498,548

		9,049,880

DIVERSIFIED FINANCIAL SERVICES—0.19%
World Acceptance Corp. (1)	73,984	1,888,072

		1,888,072

ELECTRICAL COMPONENTS & EQUIPMENT—1.33%
Artesyn Technologies Inc. (1) (2)	152,764	1,330,574
Intermagnetics General Corp. (1) (2)	99,576	2,423,680
Littelfuse Inc. (1)	86,750	2,485,387
Rayovac Corp. (1) (2)	166,546	6,928,314

		13,167,955

ELECTRONICS—3.39%
Bei Technologies Inc.	51,740	1,240,208
Brady Corp. Class A	173,932	5,626,700
Daktronics Inc. (1)	67,734	1,466,441
Dionex Corp. (1)	77,224	4,208,708
FLIR Systems Inc. (1) (2)	270,467	8,195,150
Keithley Instruments Inc.	59,417	958,396
Rogers Corp. (1) (2)	65,298	2,611,920
Sonic Solutions Inc. (1) (2)	87,807	1,321,495
Trimble Navigation Ltd. (1)	202,082	6,832,392
X-Rite Inc.	75,783	1,139,776

		33,601,186

ENERGY - ALTERNATE SOURCES—0.52%
Headwaters Inc. (1) (2)	155,729	5,111,026

		5,111,026

ENTERTAINMENT—0.91%
Argosy Gaming Co. (1)	109,509	5,028,653
Shuffle Master Inc. (1) (2)	138,631	4,014,754

		9,043,407

FOOD—1.42%
Lance Inc.	110,278	1,772,167
Ralcorp Holdings Inc.	114,897	5,440,373
Sanderson Farms Inc.	60,057	2,595,063
United Natural Foods Inc. (1) (2)	148,599	4,254,389

		14,061,992

FOREST PRODUCTS & PAPER—0.67%
Deltic Timber Corp.	47,559	1,859,557
Neenah Paper Inc. (2)	58,368	1,962,332
Wausau-Mosinee Paper Corp.	201,576	2,850,285

		6,672,174

GAS—1.42%
Energen Corp.	142,776	9,508,882
New Jersey Resources Corp.	103,883	4,522,027

		14,030,909

HAND & MACHINE TOOLS—0.36%
Baldor Electric Co. (2)	118,470	3,057,711
Milacron Inc. (1) (2)	168,396	513,608

		3,571,319

HEALTH CARE-PRODUCTS—9.37%
Advanced Medical Optics Inc. (1) (2)	145,100	5,254,071
American Medical Systems Holdings Inc. (1) (2)	237,168	4,074,546
ArthroCare Corp. (1) (2)	91,931	2,620,033
BioLase Technology Inc. (2)	90,133	766,130
Biosite Inc. (1) (2)	65,488	3,407,341
Cooper Companies Inc.	166,900	12,167,010
Cyberonics Inc. (1)	87,765	3,876,580
Diagnostic Products Corp.	102,444	4,948,045
Haemonetics Corp. (1)	100,986	4,257,570
Hologic Inc. (1) (2)	81,344	2,592,840
IDEXX Laboratories Inc. (1)	131,353	7,114,078
Immucor Inc. (1)	175,959	5,312,202
Kensey Nash Corp. (1) (2)	44,239	1,197,992
LCA-Vision Inc.	70,119	2,334,963
Mentor Corp. (2)	137,571	4,416,029
Merit Medical Systems Inc. (1)	102,766	1,232,164
PolyMedica Corp. (2)	108,200	3,436,432
Possis Medical Inc. (1)	67,720	566,816
ResMed Inc. (1) (2)	133,498	7,529,287
Respironics Inc. (1)	138,506	8,070,745
SurModics Inc. (1) (2)	64,747	2,066,077
Sybron Dental Specialties Inc. (1)	155,802	5,593,292

		92,834,243

HEALTH CARE-SERVICES—3.19%
Amedisys Inc. (1) (2)	59,357	1,795,549
American Healthways Inc. (1) (2)	129,069	4,261,858
AMERIGROUP Corp. (1)	198,242	7,247,728
AmSurg Corp. (1) (2)	114,057	2,885,642
Centene Corp. (1)	161,740	4,850,583
LabOne Inc. (1) (2)	66,914	2,307,195
Odyssey Healthcare Inc. (1) (2)	134,096	1,576,969
Sierra Health Services Inc. (1) (2)	104,240	6,654,682

		31,580,206

HOME BUILDERS—3.14%
Champion Enterprises Inc. (1) (2)	282,782	2,658,151
Fleetwood Enterprises Inc. (1) (2)	216,438	1,883,011
Meritage Homes Corp. (1)	90,334	5,322,479
NVR Inc. (1)	22,269	17,481,165
Winnebago Industries Inc. (2)	118,324	3,739,038

		31,083,844

HOME FURNISHINGS—0.45%
Ethan Allen Interiors Inc. (2)	138,507	4,432,224

		4,432,224

HOUSEHOLD PRODUCTS & WARES—1.16%
Fossil Inc. (1) (2)	219,302	5,685,404
Harland (John H.) Co.	108,465	3,726,857

WD-40 Co. (2)	64,580	2,098,204

		11,510,465

HOUSEWARES—0.75%
Toro Co.	84,333	7,463,470

		7,463,470

INSURANCE—1.12%
Hilb, Rogal & Hobbs Co. (2)	140,107	5,015,831
Philadelphia Consolidated Holding Corp. (1) (2)	78,970	6,122,544

		11,138,375

INTERNET—1.54%
Internet Security Systems Inc. (1)	168,304	3,079,963
j2 Global Communications Inc. (1) (2)	84,368	2,894,666
Napster Inc. (1) (2)	166,215	1,082,060
WebEx Communications Inc. (1) (2)	149,962	3,237,680
Websense Inc. (1) (2)	92,658	4,985,000

		15,279,369

IRON & STEEL—0.62%
Cleveland-Cliffs Inc. (2)	84,339	6,145,783

		6,145,783

LEISURE TIME—1.99%
Arctic Cat Inc.	62,010	1,677,991
Bally Total Fitness Holding Corp. (1) (2)	131,456	457,467
Nautilus Inc. (2)	121,599	2,889,192
Polaris Industries Inc. (2)	167,818	11,785,858
WMS Industries Inc. (1) (2)	102,092	2,874,911

		19,685,419

MACHINERY—2.22%
Cognex Corp.	171,531	4,267,691
IDEX Corp. (2)	198,144	7,995,110
JLG Industries Inc. (2)	193,956	4,179,752
Lindsay Manufacturing Co. (2)	45,766	873,215
Manitowoc Co. Inc. (The)	115,194	4,652,686

		21,968,454

MANUFACTURING—2.63%
Acuity Brands Inc. (2)	169,045	4,564,215
Ceradyne Inc. (1) (2)	94,981	2,124,725
CLARCOR Inc.	99,948	5,193,298
CUNO Inc. (1)	67,079	3,447,190
Roper Industries Inc.	164,353	10,765,122

		26,094,550

MEDIA—0.12%
Nelson (Thomas) Inc.	50,706	1,199,197

		1,199,197

METAL FABRICATE & HARDWARE—0.48%
Kaydon Corp. (2)	110,204	3,460,406
Lawson Products Inc.	27,749	1,298,653

		4,759,059

MINING—0.19%
AMCOL International Corp. (2)	100,918	1,893,222

		1,893,222

OFFICE & BUSINESS EQUIPMENT—0.33%
Global Imaging Systems Inc. (1) (2)	91,518	3,245,228

		3,245,228

OFFICE FURNISHINGS—0.13%
Interface Inc. Class A (1)	191,063	1,303,050

		1,303,050

OIL & GAS—6.96%
Atwood Oceanics Inc. (1)	52,669	3,504,595
Cabot Oil & Gas Corp.	126,331	6,967,155
Cimarex Energy Co. (1)	162,374	6,332,586
Frontier Oil Corp.	105,895	3,839,753
Patina Oil & Gas Corp.	277,712	11,108,480

Penn Virginia Corp.	72,135	3,310,997
Petroleum Development Corp. (1)	64,571	2,433,681
Remington Oil & Gas Corp. (1)	97,512	3,073,578
Southwestern Energy Co. (1)	142,138	8,067,753
St. Mary Land & Exploration Co. (2)	112,388	5,625,019
Unit Corp. (1)	162,367	7,334,117
Vintage Petroleum Inc.	234,563	7,379,352

		68,977,066

OIL & GAS SERVICES—2.28%
Cal Dive International Inc. (1) (2)	149,585	6,776,201
CARBO Ceramics Inc.	56,235	3,944,885
Hydril Co. LP (1)	83,102	4,853,988
Lone Star Technologies Inc. (1)	114,281	4,506,100
Tetra Technologies Inc. (1)	87,274	2,482,073

		22,563,247

PHARMACEUTICALS—2.56%
Connetics Corp. (1) (2)	140,150	3,544,394
Medicis Pharmaceutical Corp. Class A (2)	211,824	6,350,484
MGI Pharma Inc. (1) (2)	278,877	7,047,222
Nature’s Sunshine Products Inc.	52,904	908,362
NBTY Inc. (1)	238,435	5,982,334
Noven Pharmaceuticals Inc. (1) (2)	91,215	1,547,006

		25,379,802

REAL ESTATE INVESTMENT TRUSTS—2.02%
Essex Property Trust Inc.	89,431	6,179,682
Kilroy Realty Corp. (2)	112,149	4,588,016
New Century Financial Corp. (2)	198,211	9,280,239

		20,047,937

RETAIL—8.74%
Cato Corp. Class A	80,782	2,605,220
CEC Entertainment Inc. (1)	141,804	5,190,026
Children’s Place Retail Stores Inc. (The) (1) (2)	81,136	3,874,244
Christopher & Banks Corp. (2)	139,137	2,448,811
Cost Plus Inc. (1) (2)	84,867	2,281,225
Electronics Boutique Holdings Corp. (1) (2)	69,159	2,971,762
Finish Line Inc. (The)	179,217	4,148,874
Genesco Inc. (1) (2)	86,911	2,470,011
Guitar Center Inc. (1) (2)	98,805	5,417,478
Hibbet Sporting Goods Inc. (1)	91,513	2,749,051
Hot Topic Inc. (1) (2)	177,533	3,879,096
IHOP Corp. (2)	77,763	3,707,740
P.F. Chang’s China Bistro Inc. (1) (2)	100,674	6,020,305
Panera Bread Co. Class A (1) (2)	118,048	6,673,253
Papa John’s International Inc. (1) (2)	55,359	1,922,064
Rare Hospitality International Inc. (1)	134,013	4,138,321
Select Comfort Corp. (1) (2)	144,142	2,946,262
Sonic Corp. (1)	234,594	7,835,440
Stein Mart Inc. (1)	132,888	2,989,980
Too Inc. (1) (2)	135,323	3,338,418
Tractor Supply Co. (1)	137,529	6,003,141
Triarc Companies Inc. Class B (2)	214,015	2,959,827

		86,570,549

SAVINGS & LOANS—0.36%
BankAtlantic Bancorp Inc. Class A	205,584	3,577,162

		3,577,162

SEMICONDUCTORS—1.34%
ATMI Inc. (1) (2)	122,444	3,065,998
Helix Technology Corp. (2)	101,641	1,572,386
Kulicke & Soffa Industries Inc. (1) (2)	200,006	1,258,038
Microsemi Corp. (1) (2)	238,265	3,881,337
Power Integrations Inc. (1) (2)	120,937	2,526,374
Supertex Inc. (1)	50,688	928,097

		13,232,230

SOFTWARE—6.70%
Altiris Inc. (1) (2)	90,489	2,158,163
ANSYS Inc. (1)	122,961	4,206,496
Avid Technology Inc. (1) (2)	132,385	7,164,676
Cerner Corp. (1) (2)	127,565	6,698,438

Dendrite International Inc. (1)	162,778	2,285,403
Digi International Inc. (1)	87,265	1,197,276
eFunds Corp. (1)	190,495	4,251,848
FileNET Corp. (1) (2)	161,203	3,672,204
Global Payments Inc. (2)	139,005	8,964,432
Hyperion Solutions Corp. (1)	155,902	6,876,837
Inter-Tel Inc.	90,920	2,227,540
ManTech International Corp. Class A (1)	97,430	2,247,710
Progress Software Corp. (1)	142,509	3,736,586
SERENA Software Inc. (1) (2)	136,559	3,244,642
Take-Two Interactive Software Inc. (1) (2)	179,665	7,024,902
Zix Corp. (1) (2)	114,332	427,602

		66,384,755

TELECOMMUNICATIONS—0.95%
Applied Signal Technology Inc.	44,125	1,010,463
Commonwealth Telephone Enterprises Inc. (1)	82,556	3,891,690
Harmonic Inc. (1)	281,688	2,692,937
Viasat Inc. (1)	94,406	1,764,448

		9,359,538

TRANSPORTATION—2.86%
EGL Inc. (1)	180,221	4,109,039
Forward Air Corp.	83,811	3,568,672
Heartland Express Inc.	237,039	4,539,297
Kirby Corp. (1)	91,862	3,860,960
Knight Transportation Inc. (2)	183,056	4,515,992
Landstar System Inc. (1) (2)	236,531	7,746,390

		28,340,350

TOTAL COMMON STOCKS (Cost: $798,720,022)		989,696,994

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—30.15%

COMMERCIAL PAPER(3)—7.24%
Amstel Funding Corp.
2.95%, 08/19/05	$534,518	528,386
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	9,082,661	9,072,675
ANZ National Bank Ltd.
2.94%, 08/15/05	642,975	635,846
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,093,057	1,091,324
Cantabric Finance LLC
2.80%, 04/29/05	694,413	692,900
Chariot Funding LLC
2.70%, 04/06/05	347,206	347,076
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,298,809	1,297,705
Corporate Asset Funding
2.75%, 05/05/05	900,165	897,827
CRC Funding LLC
2.74%, 04/28/05	642,975	641,654
DEPFA Bank PLC
2.28%, 05/03/05	642,975	641,674
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	4,372,228	4,351,307
Fairway Finance LLC
3.15%, 09/15/05	1,143,916	1,127,201
Falcon Asset Securitization Corp.
2.75%, 04/14/05	514,380	513,870
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	1,594,577	1,591,407
Fortis Funding LLC
2.35%, 05/09/05	1,800,329	1,795,863
General Electric Capital Corp.
2.74%, 07/07/05	642,975	638,228
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	3,655,388	3,648,407

Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	3,857,848	3,810,404
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	9,936,634	9,924,095
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,793,064	1,791,147
Liberty Street Funding Corp.
2.80%, 04/20/05	644,659	643,707
Moat Funding LLC
2.74%, 05/02/05	900,165	898,041
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,067,338	1,066,353
New Center Asset Trust
2.80%, 04/15/05	1,285,949	1,284,549
Nordea North America Inc.
2.74%, 07/11/05	642,975	638,032
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	1,466,818	1,464,999
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	4,140,371	4,134,444
Polonius Inc.
2.82%, 04/28/05	1,067,338	1,065,081
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,107,511	1,106,396
Ranger Funding Co. LLC
2.75%, 04/14/05	1,928,924	1,927,013
Santander Central Hispano
2.75%, 07/08/05	1,607,437	1,595,425
Scaldis Capital LLC
2.75%, 07/08/05	321,847	319,438
Societe Generale
2.75%, 05/03/05	1,157,354	1,154,526
Sydney Capital Corp.
2.75%, 04/12/05	2,244,882	2,242,996
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,118,776	1,117,123
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	1,120,499	1,119,358
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	838,606	837,773
Tulip Funding Corp.
2.71%, 04/08/05	1,063,416	1,062,856
Variable Funding Capital Corp.
2.80%, 04/20/05	990,181	988,718
Yorktown Capital LLC
2.80%, 04/20/05	2,018,941	2,015,957

		71,721,781

FLOATING RATE NOTES(3)—10.30%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	591,537	591,555
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	4,500,823	4,501,554
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	835,867	835,677
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	4,179,336	4,179,668
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,285,949	1,285,949
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	4,372,228	4,371,485
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	3,857,848	3,857,694
Commodore CDO Ltd.
3.08%, 12/12/05	321,487	321,487
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	3,857,848	3,857,343
DEPFA Bank PLC
2.99%, 12/15/05	1,285,949	1,285,949
Dorada Finance Inc.
2.66%, 07/29/05 (4)	1,067,338	1,067,233
Fairway Finance LLC
2.80%, 06/20/05	642,975	642,961
Fifth Third Bancorp
2.81%, 02/23/06 (4)	2,571,899	2,571,899

Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,671,734	1,671,803
General Electric Capital Corp.
2.86%, 03/09/06	578,677	579,415
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	469,534	469,534
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	835,867	835,867
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,285,949	1,285,949
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	3,857,848	3,857,847
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	5,786,772	5,786,859
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,350,247	1,350,247
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	5,272,393	5,273,575
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	2,571,899	2,571,899
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,285,949	1,287,317
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,928,924	1,928,924
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	3,214,874	3,214,687
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	4,758,013	4,758,917
Norddeutsche Landesbank
2.63%, 07/27/05	1,285,949	1,285,804
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	3,857,848	3,857,848
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	4,565,120	4,565,120
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	707,272	707,131
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	6,558,342	6,558,599
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	3,956,866	3,956,738
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	3,857,848	3,857,848
Wells Fargo & Co.
2.78%, 03/15/06 (4)	642,975	643,060
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	4,500,823	4,500,485
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	6,481,185	6,480,749
Winston Funding Ltd.
2.75%, 04/25/05 (4)	918,168	918,168
World Savings Bank
2.71%, 09/09/05	450,082	450,063

		102,024,907

MONEY MARKET FUNDS—0.77%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	5,143,798	5,143,798
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	1,700,624	1,700,624
BlackRock Temp Cash Money Market Fund 3	239,820	239,820
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	539,043	539,043

		7,623,285

REPURCHASE AGREEMENTS(3)—7.40%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $28,293,161 and effective yields of 2.89% - 2.90%. (6)	$28,290,887	28,290,887
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $25,721,053 and an effective yield of 2.89%. (6)	25,718,989	25,718,989

Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $19,290,790 and an effective yield of 2.89%. (6)	19,289,242	19,289,242

		73,299,118

TIME DEPOSITS(3)—4.09%
Abbey National Treasury Services PLC
1.39%, 04/08/05	900,165	900,150
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,285,949	1,285,949
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,800,329	1,800,329
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,671,734	1,671,734
First Tennessee Bank
2.77%, 04/15/05	642,975	642,975
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	1,594,577	1,594,578
Natexis Banques
2.98%, 08/18/05	1,285,949	1,285,949
Norddeutsche Landesbank
2.11%, 06/07/05	1,285,949	1,285,903
Rabobank Nederland NV NY
2.84%, 04/01/05	9,462,080	9,462,080
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	3,150,576	3,150,577
SunTrust Bank
2.68%, 05/03/05	1,285,949	1,285,838
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	4,372,228	4,372,098
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	2,314,709	2,314,701
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	6,365,450	6,365,450
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,285,949	1,285,944
World Savings Bank
2.75%, 05/03/05	1,800,329	1,800,329

		40,504,584

U.S. GOVERNMENT AGENCY NOTES(3)—0.35%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,541,249	1,539,159
Federal National Mortgage Association
2.33%, 07/22/05	1,928,924	1,914,972

		3,454,131

TOTAL SHORT-TERM INVESTMENTS (Cost: $298,627,806)		298,627,806

TOTAL INVESTMENTS IN SECURITIES — 130.06% (Cost: $1,097,347,828)		1,288,324,800
Other Assets, Less Liabilities — (30.06%)		(297,781,190)

NET ASSETS — 100.00%		$990,543,610

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.90%

AEROSPACE & DEFENSE—2.32%
AAR Corp. (1)	206,480	$2,808,128
Curtiss-Wright Corp. (2)	137,315	7,826,955
DRS Technologies Inc. (1)	175,085	7,441,112
Esterline Technologies Corp. (1)	160,784	5,555,087
Kaman Corp. Class A	145,784	1,815,011
Moog Inc. Class A (1)	156,667	7,081,348
Triumph Group Inc. (1)	101,877	3,967,090

		36,494,731

AGRICULTURE—0.12%
DIMON Inc.	290,830	1,817,687

		1,817,687

AIRLINES—0.68%
Frontier Airlines Inc. (1) (2)	228,641	2,396,158
Mesa Air Group Inc. (1) (2)	195,109	1,365,763
SkyWest Inc.	369,510	6,869,191

		10,631,112

APPAREL—1.03%
Ashworth Inc. (1) (2)	87,629	998,094
Gymboree Corp. (1) (2)	198,001	2,482,933
Haggar Corp.	40,400	815,676
Kellwood Co. (2)	177,408	5,107,576
Russell Corp. (2)	209,384	3,785,663
Stride Rite Corp.	231,522	3,079,243

		16,269,185

AUTO PARTS & EQUIPMENT—0.34%
Standard Motor Products Inc. (2)	96,526	1,129,354
Superior Industries International Inc. (2)	156,893	4,143,544

		5,272,898

BANKS—5.88%
Boston Private Financial Holdings Inc. (2)	176,764	4,198,145
Chittenden Corp. (2)	296,972	7,742,060
Community Bank System Inc. (2)	196,125	4,493,224
First Republic Bank (2)	149,539	4,840,577
Fremont General Corp. (2)	454,413	9,992,542
Gold Bancorp Inc.	257,565	3,613,637
Irwin Financial Corp.	147,876	3,404,105
Provident Bankshares Corp. (2)	212,202	6,994,178
Riggs National Corp.	168,046	3,207,998
South Financial Group Inc. (The)	455,501	13,911,001
Sterling Bancshares Inc.	289,285	4,107,847
Susquehanna Bancshares Inc. (2)	298,030	7,265,971
Umpqua Holdings Corp. (2)	286,034	6,678,894
Whitney Holding Corp.	269,084	11,976,929

		92,427,108

BIOTECHNOLOGY—0.35%
ArQule Inc. (1)	200,342	943,611
Cambrex Corp.	167,336	3,564,257
Savient Pharmaceuticals Inc. (1)	386,087	1,061,739

		5,569,607

BUILDING MATERIALS—1.41%
Apogee Enterprises Inc.	174,938	2,498,115
Lennox International Inc. (2)	351,328	7,701,110
Texas Industries Inc.	142,349	7,651,259

Universal Forest Products Inc.	109,677	4,260,951

		22,111,435

CHEMICALS—1.84%
Arch Chemicals Inc. (2)	150,385	4,281,461
Fuller (H.B.) Co.	183,661	5,326,169
OM Group Inc. (1)	181,680	5,526,706
Penford Corp.	56,310	915,037
PolyOne Corp. (1)	588,113	5,222,443
Quaker Chemical Corp. (2)	61,878	1,270,974
Schulman (A.) Inc.	196,414	3,421,532
Wellman Inc. (2)	204,940	2,963,432

		28,927,754

COMMERCIAL SERVICES—3.62%
ABM Industries Inc. (2)	284,195	5,465,070
Bowne & Co. Inc. (2)	229,607	3,453,289
CDI Corp. (2)	99,494	2,201,802
Central Parking Corp. (2)	201,608	3,463,625
Chemed Corp. (2)	79,901	6,110,828
Consolidated Graphics Inc. (1)	81,598	4,292,055
Cross Country Healthcare Inc. (1)	168,227	2,819,484
Hooper Holmes Inc.	416,614	1,591,465
Insurance Auto Auctions Inc. (1) (2)	66,391	1,848,989
MAXIMUS Inc. (2)	128,329	4,297,738
NCO Group Inc. (1) (2)	205,342	4,014,436
On Assignment Inc. (1)	161,196	822,100
PAREXEL International Corp. (1) (2)	168,153	3,951,595
PRG-Schultz International Inc. (1) (2)	274,216	1,373,822
Rewards Network Inc. (1)	131,983	549,049
SOURCECORP Inc. (1)	101,222	2,038,611
Spherion Corp. (1) (2)	390,548	2,925,204
Viad Corp.	141,889	3,816,814
Volt Information Sciences Inc. (1)	75,635	1,826,585

		56,862,561

COMPUTERS—1.19%
Agilysys Inc. (2)	184,355	3,624,419
Brooktrout Inc. (1)	81,230	913,837
CIBER Inc. (1) (2)	375,610	2,730,685
Hutchinson Technology Inc. (1) (2)	161,285	5,609,492
NYFIX Inc. (1) (2)	197,559	1,062,867
Phoenix Technologies Ltd. (1)	158,421	1,508,168
Radiant Systems Inc. (1)	152,695	1,496,411
RadiSys Corp. (1) (2)	127,427	1,804,366

		18,750,245

DISTRIBUTION & WHOLESALE—2.66%
Advanced Marketing Services Inc. (1)	110,074	660,444
Bell Microproducts Inc. (1) (2)	181,842	1,360,178
Building Materials Holdings Corp. (2)	87,907	3,910,103
Hughes Supply Inc.	423,648	12,603,528
Owens & Minor Inc.	253,531	6,883,367
United Stationers Inc. (1)	211,816	9,584,674
Watsco Inc.	160,696	6,765,302

		41,767,596

DIVERSIFIED FINANCIAL SERVICES—0.96%
Financial Federal Corp. (2)	111,412	3,940,642
Investment Technology Group Inc. (1)	268,644	4,701,270
Piper Jaffray Companies Inc. (1) (2)	132,645	4,853,481
SWS Group Inc.	102,094	1,636,567

		15,131,960

ELECTRIC—2.82%
ALLETE Inc.	190,188	7,959,368
Avista Corp.	310,588	5,435,290
Central Vermont Public Service Corp.	77,987	1,753,148
CH Energy Group Inc. (2)	101,006	4,615,974
Cleco Corp.	313,565	6,678,934
El Paso Electric Co. (1)	303,761	5,771,459
Green Mountain Power Corp.	32,708	958,344
UIL Holdings Corp. (2)	87,383	4,425,949
UniSource Energy Corp.	219,661	6,802,901

		44,401,367

ELECTRICAL COMPONENTS & EQUIPMENT—0.99%
Advanced Energy Industries Inc. (1) (2)	174,212	1,684,630
Belden CDT Inc. (2)	300,490	6,673,883
C&D Technologies Inc.	162,580	1,633,929
Magnetek Inc. (1) (2)	182,286	971,584
Vicor Corp.	196,365	2,050,051
Wilson Greatbatch Technologies Inc. (1) (2)	137,357	2,505,392

		15,519,469

ELECTRONICS—4.99%
Analogic Corp. (2)	80,664	3,488,718
Bel Fuse Inc. Class B	71,650	2,170,995
Benchmark Electronics Inc. (1) (2)	264,799	8,428,552
Checkpoint Systems Inc. (1) (2)	255,325	4,309,886
Coherent Inc. (1) (2)	196,051	6,618,682
CTS Corp. (2)	235,244	3,058,172
Cubic Corp. (2)	135,043	2,557,714
Cymer Inc. (1) (2)	236,601	6,333,809
Electro Scientific Industries Inc. (1)	182,468	3,538,054
FEI Co. (1) (2)	186,657	4,321,110
Itron Inc. (1) (2)	137,773	4,083,592
Meade Instruments Corp. (1)	107,712	313,442
Methode Electronics Inc.	232,603	2,816,822
Park Electrochemical Corp. (2)	121,041	2,452,291
Paxar Corp. (1)	241,378	5,151,006
Photon Dynamics Inc. (1) (2)	108,543	2,068,830
Planar Systems Inc. (1) (2)	93,491	843,289
SBS Technologies Inc. (1)	99,651	1,111,109
Technitrol Inc. (1)	259,437	3,870,800
Watts Water Technologies Inc. Class A (2)	184,540	6,017,849
Woodward Governor Co.	67,879	4,866,924

		78,421,646

ENGINEERING & CONSTRUCTION—1.48%
EMCOR Group Inc. (1) (2)	98,038	4,590,139
Insituform Technologies Inc. Class A (1) (2)	171,169	2,483,662
Shaw Group Inc. (The) (1) (2)	410,639	8,951,930
URS Corp. (1)	252,087	7,247,501

		23,273,232

ENTERTAINMENT—0.27%
Pinnacle Entertainment Inc. (1) (2)	255,388	4,264,980

		4,264,980

ENVIRONMENTAL CONTROL—1.24%
Aleris International Inc. (1) (2)	173,969	4,340,527
Tetra Tech Inc. (1) (2)	361,970	4,568,061
Waste Connections Inc. (1) (2)	305,682	10,622,450

		19,531,038

FOOD—2.75%
American Italian Pasta Co. Class A (2)	117,750	3,226,350
Corn Products International Inc.	481,561	12,515,770
Flowers Foods Inc.	252,175	7,113,857
Great Atlantic & Pacific Tea Co. (1) (2)	180,285	2,686,246
Hain Celestial Group Inc. (1) (2)	213,046	3,971,177
J&J Snack Foods Corp. (2)	50,332	2,357,048
Nash Finch Co. (2)	81,169	3,083,610
Performance Food Group Co. (1) (2)	299,726	8,296,416

		43,250,474

FOREST PRODUCTS & PAPER—0.80%
Buckeye Technologies Inc. (1)	213,217	2,302,744
Caraustar Industries Inc. (1)	182,183	2,350,161
Pope & Talbot Inc.	104,148	1,830,922
Rock-Tenn Co. Class A	213,511	2,839,696
Schweitzer-Mauduit International Inc. (2)	96,908	3,251,263

		12,574,786

GAS—4.64%
Atmos Energy Corp. (2)	508,414	13,727,178
Cascade Natural Gas Corp. (2)	72,336	1,443,827
Laclede Group Inc. (The) (2)	134,914	3,939,489

Northwest Natural Gas Co. (2)	176,968	6,400,933
Piedmont Natural Gas Co.	490,994	11,312,502
Southern Union Co. (1)	621,852	15,614,704
Southwest Gas Corp.	231,119	5,583,835
UGI Corp.	330,319	15,003,089

		73,025,557

HAND & MACHINE TOOLS—0.34%
Regal-Beloit Corp. (2)	186,012	5,355,285

		5,355,285

HEALTH CARE-PRODUCTS—1.91%
CONMED Corp. (1)	191,258	5,760,691
Datascope Corp.	87,116	2,664,007
DJ Orthopedics Inc. (1) (2)	127,463	3,192,948
ICU Medical Inc. (1) (2)	86,903	3,085,056
Invacare Corp. (2)	201,460	8,991,160
Osteotech Inc. (1)	107,560	408,728
Viasys Healthcare Inc. (1)	188,708	3,600,549
Vital Sign Inc. (2)	58,854	2,347,686

		30,050,825

HEALTH CARE-SERVICES—2.46%
Gentiva Health Services Inc. (1)	153,616	2,485,507
OCA Inc. (1) (2)	297,404	1,263,967
Pediatrix Medical Group Inc. (1)	145,987	10,013,248
Province Healthcare Co. (1)	319,008	7,684,903
RehabCare Group Inc. (1) (2)	105,074	3,016,675
Sunrise Senior Living Inc. (1) (2)	119,852	5,824,807
United Surgical Partners International Inc. (1) (2)	184,570	8,447,769

		38,736,876

HOME BUILDERS—2.46%
Coachmen Industries Inc. (2)	95,921	1,304,526
M.D.C. Holdings Inc.	241,543	16,823,470
Monaco Coach Corp. (2)	188,370	3,042,175
Skyline Corp. (2)	48,777	1,877,427
Standard-Pacific Corp.	216,673	15,641,624

		38,689,222

HOME FURNISHINGS—0.46%
Applica Inc. (1)	143,681	727,026
Bassett Furniture Industries Inc. (2)	70,399	1,386,860
Fedders Corp. (2)	172,886	480,623
La-Z-Boy Inc. (2)	334,297	4,656,757

		7,251,266

HOUSEHOLD PRODUCTS & WARES—0.27%
Russ Berrie & Co. Inc. (2)	107,859	2,065,500
Standard Register Co. (The) (2)	167,898	2,115,515

		4,181,015

HOUSEWARES—0.25%
Enesco Group Inc. (1) (2)	91,579	609,000
Libbey Inc.	88,431	1,857,051
National Presto Industries Inc.	37,232	1,500,450

		3,966,501

INSURANCE—3.84%
Delphi Financial Group Inc. Class A	190,888	8,208,184
Infinity Property & Casualty Corp.	132,227	4,133,416
LandAmerica Financial Group Inc. (2)	115,905	5,798,727
Presidential Life Corp. (2)	163,402	2,660,185
ProAssurance Corp. (1) (2)	187,056	7,388,712
RLI Corp.	148,137	6,140,279
SCPIE Holdings Inc. (1)	63,086	695,839
Selective Insurance Group Inc.	179,259	8,287,144
Stewart Information Services Corp. (2)	116,036	4,353,671
UICI	257,893	6,253,905
Zenith National Insurance Corp. (2)	125,738	6,520,773

		60,440,835

INTERNET—0.56%
Digital Insight Corp. (1) (2)	228,846	3,753,074
FindWhat.com (1)	177,897	1,844,792

PC-Tel Inc. (1)	126,514	931,143
Verity Inc. (1) (2)	241,500	2,282,175

		8,811,184

IRON & STEEL—1.39%
Carpenter Technology Corp. (2)	155,749	9,253,048
Material Sciences Corp. (1)	86,006	1,156,781
Reliance Steel & Aluminum Co. (2)	190,223	7,610,822
Ryerson Tull Inc. (2)	160,515	2,033,725
Steel Technologies Inc. (2)	77,275	1,853,827

		21,908,203

LEISURE TIME—0.44%
K2 Inc. (1) (2)	299,256	4,114,770
Multimedia Games Inc. (1) (2)	179,586	1,393,587
Pegasus Solutions Inc. (1) (2)	123,666	1,461,732

		6,970,089

LODGING—0.63%
Aztar Corp. (1) (2)	222,918	6,366,538
Marcus Corp.	176,186	3,611,813

		9,978,351

MACHINERY—2.63%
Albany International Corp. Class A	203,314	6,278,336
Applied Industrial Technologies Inc.	173,911	4,730,379
Astec Industries Inc. (1)	117,575	2,592,529
Briggs & Stratton Corp. (2)	330,245	12,024,220
Gardner Denver Inc. (1) (2)	127,281	5,028,872
Gerber Scientific Inc. (1)	135,846	988,959
Robbins & Myers Inc.	82,687	1,819,941
Stewart & Stevenson Services Inc.	184,487	4,222,907
Thomas Industries Inc.	93,881	3,721,443

		41,407,586

MANUFACTURING—2.20%
AptarGroup Inc.	228,151	11,859,289
Barnes Group Inc. (2)	135,935	3,693,354
Griffon Corp. (1) (2)	170,873	3,658,391
Lydall Inc. (1)	103,111	1,144,532
Myers Industries Inc.	209,492	2,955,932
Smith (A.O.) Corp. (2)	157,807	4,555,888
Standex International Corp.	74,232	2,026,534
Sturm Ruger & Co. Inc.	155,497	1,077,594
Tredegar Corp. (2)	212,503	3,582,801

		34,554,315

MEDIA—0.12%
4Kids Entertainment Inc. (1) (2)	85,576	1,892,085

		1,892,085

METAL FABRICATE & HARDWARE—3.10%
Castle (A.M.) & Co. (1)	83,161	1,047,829
Commercial Metals Co. (2)	377,936	12,808,251
Mueller Industries Inc.	234,508	6,601,400
Quanex Corp. (2)	159,765	8,518,670
Timken Co. (The)	584,685	15,985,288
Valmont Industries Inc.	130,180	2,905,618
Wolverine Tube Inc. (1) (2)	95,172	851,789

		48,718,845

MINING—0.70%
Brush Engineered Materials Inc. (1)	122,733	2,335,609
Century Aluminum Co. (1) (2)	176,578	5,343,250
RTI International Metals Inc. (1)	138,898	3,250,213

		10,929,072

OFFICE & BUSINESS EQUIPMENT—0.23%
Imagistics International Inc. (1)	104,217	3,640,300

		3,640,300

OIL & GAS—1.27%
Spinnaker Exploration Co. (1)	195,632	6,950,805
Stone Energy Corp. (1)	162,420	7,888,739
Swift Energy Co. (1)	179,615	5,108,251

		19,947,795

OIL & GAS SERVICES—2.44%
Dril-Quip Inc. (1)	76,350	2,346,999
Input/Output Inc. (1) (2)	437,299	2,820,579
Maverick Tube Corp. (1) (2)	273,276	8,884,203
Oceaneering International Inc. (1) (2)	164,318	6,161,925
Seacor Holdings Inc. (1) (2)	117,253	7,474,879
Veritas DGC Inc. (1) (2)	214,164	6,416,353
W-H Energy Services Inc. (1)	178,721	4,276,794

		38,381,732

PACKAGING & CONTAINERS—0.17%
Chesapeake Corp.	126,502	2,659,072

		2,659,072

PHARMACEUTICALS—1.56%
Accredo Health Inc. (1)	313,660	13,929,641
Alpharma Inc. Class A (2)	300,490	3,702,037
Bradley Pharmaceuticals Inc. (1) (2)	95,561	913,563
Curative Health Services Inc. (1)	80,982	275,339
Priority Healthcare Corp. Class B (1) (2)	231,595	5,009,400
Theragenics Corp. (1)	190,565	655,544

		24,485,524

REAL ESTATE INVESTMENT TRUSTS—4.44%
Capital Automotive	258,686	8,567,680
Colonial Properties Trust (2)	175,523	6,741,838
Commercial Net Lease Realty Inc. (2)	333,055	6,144,865
CRT Properties Inc. (2)	200,072	4,357,568
Entertainment Properties Trust (2)	160,484	6,648,852
Gables Residential Trust (2)	187,706	6,250,610
Glenborough Realty Trust Inc. (2)	204,742	3,914,667
Lexington Corporate Properties Trust	310,569	6,813,884
Parkway Properties Inc.	90,156	4,210,285
Shurgard Storage Centers Inc. Class A	297,894	12,207,696
Sovran Self Storage Inc.	101,144	4,008,337

		69,866,282

RETAIL—9.54%
Brown Shoe Co. Inc.	116,655	3,997,767
Burlington Coat Factory Warehouse Corp. (2)	203,188	5,831,496
Casey’s General Store Inc. (2)	321,347	5,774,606
Cash America International Inc.	187,771	4,117,818
Dress Barn Inc. (1) (2)	165,976	3,024,083
Fred’s Inc. (2)	252,405	4,333,794
GameStop Corp. Class B (1)	325,079	7,249,262
Goody’s Family Clothing Inc. (2)	168,448	1,521,085
Group 1 Automotive Inc. (1) (2)	148,149	3,896,319
Hancock Fabrics Inc. (2)	122,117	908,550
Haverty Furniture Companies Inc.	144,535	2,204,159
Insight Enterprises Inc. (1) (2)	318,093	5,585,713
Jack in the Box Inc. (1) (2)	233,936	8,679,026
Jill (J.) Group Inc. (The) (1)	120,834	1,662,676
Jo-Ann Stores Inc. (1)	145,884	4,097,882
Landry’s Restaurants Inc. (2)	154,401	4,465,277
Linens ‘n Things Inc. (1) (2)	289,553	7,189,601
Lone Star Steakhouse & Saloon Inc.	126,660	3,661,107
Longs Drug Stores Corp. (2)	210,121	7,190,341
Men’s Wearhouse Inc. (The) (1)	220,104	9,290,590
Movie Gallery Inc. (2)	181,243	5,198,049
O’Charley’s Inc. (1)	136,838	2,974,858
Pep Boys-Manny, Moe & Jack Inc. (2)	366,494	6,442,964
Ryan’s Restaurant Group Inc. (1) (2)	268,743	3,904,836
School Specialty Inc. (1)	146,073	5,720,219
ShopKo Stores Inc. (1)	189,420	4,208,912
Sonic Automotive Inc.	229,313	5,207,698
Stage Stores Inc. (1) (2)	116,184	4,460,304
Steak n Shake Co. (The) (1)	177,095	3,426,788
TBC Corp. (1) (2)	142,743	3,976,820
Zale Corp. (1) (2)	327,925	9,745,931

		149,948,531

SAVINGS & LOANS—3.75%
Anchor BanCorp Wisconsin Inc. (2)	134,005	3,766,881

BankUnited Financial Corp. Class A (1) (2)	180,210	4,840,441
Brookline Bancorp Inc. (2)	395,104	5,887,050
Commercial Federal Corp. (2)	251,539	6,955,053
Dime Community Bancshares (2)	214,879	3,266,161
Downey Financial Corp.	151,726	9,335,701
FirstFed Financial Corp. (1)	105,765	5,395,073
Flagstar Bancorp Inc. (2)	298,766	5,840,875
MAF Bancorp Inc. (2)	204,307	8,486,913
Sterling Financial Corp. (Washington) (1) (2)	146,145	5,217,376

		58,991,524

SEMICONDUCTORS—3.62%
Actel Corp. (1)	160,994	2,476,088
Alliance Semiconductor Corp. (1)	193,455	481,703
Axcelis Technologies Inc. (1) (2)	640,635	4,676,635
Brooks Automation Inc. (1) (2)	288,420	4,378,216
Cohu Inc.	138,247	2,205,040
DSP Group Inc. (1) (2)	179,481	4,623,431
DuPont Photomasks Inc. (1) (2)	110,543	2,948,182
ESS Technology Inc. (1) (2)	226,099	1,191,542
Exar Corp. (1) (2)	267,855	3,589,257
Kopin Corp. (1)	448,403	1,376,597
Pericom Semiconductor Corp. (1)	169,850	1,455,614
Photronics Inc. (1) (2)	209,776	3,796,946
Rudolph Technologies Inc. (1) (2)	97,138	1,462,898
Skyworks Solutions Inc. (1) (2)	1,005,300	6,383,655
Standard Microsystems Corp. (1)	119,677	2,077,593
Ultratech Inc. (1) (2)	152,766	2,230,384
Varian Semiconductor Equipment Associates Inc. (1) (2)	234,274	8,904,755
Veeco Instruments Inc. (1) (2)	178,847	2,691,647

		56,950,183

SOFTWARE—1.57%
Captaris Inc. (1)	193,631	784,206
Concord Communications Inc. (1) (2)	117,117	1,185,224
EPIQ Systems Inc. (1)	101,053	1,311,668
JDA Software Group Inc. (1)	186,242	2,614,838
MapInfo Corp. (1)	130,718	1,573,845
MRO Software Inc. (1) (2)	147,604	2,070,884
NDCHealth Corp. (2)	230,567	3,684,461
Pinnacle Systems Inc. (1)	447,864	2,503,560
SPSS Inc. (1)	106,156	1,846,053
THQ Inc. (1) (2)	251,436	7,075,409

		24,650,148

STORAGE & WAREHOUSING—0.24%
Mobile Mini Inc. (1) (2)	93,573	3,781,285

		3,781,285

TELECOMMUNICATIONS—2.14%
Adaptec Inc. (1) (2)	715,241	3,426,004
Aeroflex Inc. (1) (2)	478,002	4,459,759
Anixter International Inc. (1)	221,164	7,995,079
Audiovox Corp. Class A (1) (2)	134,706	1,716,154
Black Box Corp. (2)	111,042	4,154,081
Boston Communications Group Inc. (1) (2)	111,874	796,543
C-COR Inc. (1) (2)	306,101	1,861,094
General Communication Inc. Class A (1) (2)	338,305	3,088,725
Intrado Inc. (1) (2)	111,445	1,370,773
Network Equipment Technologies Inc. (1)	159,640	898,773
Symmetricom Inc. (1)	295,324	3,275,143
Tollgrade Communications Inc. (1)	86,644	597,844

		33,639,972

TEXTILES—0.45%
Angelica Corp.	57,857	1,619,996
G&K Services Inc. Class A	134,970	5,437,941

		7,057,937

TOYS, GAMES & HOBBIES—0.43%
Action Performance Companies Inc. (2)	118,985	1,574,172
Department 56 Inc. (1)	86,561	1,511,355
Jakks Pacific Inc. (1) (2)	168,094	3,608,978

		6,694,505

TRANSPORTATION—1.74%
Arkansas Best Corp.	153,971	5,817,024
Kansas City Southern Industries Inc. (1) (2)	407,380	7,846,139
Offshore Logistics Inc. (1) (2)	149,110	4,968,345
USF Corp.	179,251	8,650,653

		27,282,161

WATER—0.17%
American States Water Co.	106,806	2,702,192

		2,702,192

TOTAL COMMON STOCKS (Cost: $1,428,583,713)		1,570,817,126

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—26.37%

COMMERCIAL PAPER(3)—6.27%
Amstel Funding Corp.
2.95%, 08/19/05	$734,968	726,533
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	12,488,760	12,475,030
ANZ National Bank Ltd.
2.94%, 08/15/05	884,097	874,295
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	1,502,966	1,500,582
Cantabric Finance LLC
2.80%, 04/29/05	954,825	952,746
Chariot Funding LLC
2.70%, 04/06/05	477,413	477,234
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	1,785,877	1,784,359
Corporate Asset Funding
2.75%, 05/05/05	1,237,736	1,234,522
CRC Funding LLC
2.74%, 04/28/05	884,097	882,281
DEPFA Bank PLC
2.28%, 05/03/05	884,097	882,310
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	6,011,862	5,983,096
Fairway Finance LLC
3.15%, 09/15/05	1,572,898	1,549,914
Falcon Asset Securitization Corp.
2.75%, 04/14/05	707,278	706,577
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	2,192,562	2,188,201
Fortis Funding LLC
2.35%, 05/09/05	2,475,473	2,469,332
General Electric Capital Corp.
2.74%, 07/07/05	884,097	877,570
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	5,026,200	5,016,600
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	5,304,585	5,239,347
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	13,662,983	13,645,741
Kitty Hawk Funding Corp.
2.75%, 04/15/05	2,465,482	2,462,846
Liberty Street Funding Corp.
2.80%, 04/20/05	886,414	885,104
Moat Funding LLC
2.74%, 05/02/05	1,237,736	1,234,816
Mortgage Interest Networking Trust
2.77%, 04/13/05	1,467,602	1,466,247
New Center Asset Trust
2.80%, 04/15/05	1,768,195	1,766,269
Nordea North America Inc.
2.74%, 07/11/05	884,097	877,301
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	2,016,891	2,014,390

Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	5,693,057	5,684,906
Polonius Inc.
2.82%, 04/28/05	1,467,602	1,464,498
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	1,522,840	1,521,307
Ranger Funding Co. LLC
2.75%, 04/14/05	2,652,292	2,649,663
Santander Central Hispano
2.75%, 07/08/05	2,210,244	2,193,728
Scaldis Capital LLC
2.75%, 07/08/05	442,544	439,231
Societe Generale
2.75%, 05/03/05	1,591,375	1,587,485
Sydney Capital Corp.
2.75%, 04/12/05	3,086,738	3,084,144
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	1,538,330	1,536,056
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	1,540,699	1,539,129
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	1,153,093	1,151,948
Tulip Funding Corp.
2.71%, 04/08/05	1,462,209	1,461,438
Variable Funding Capital Corp.
2.80%, 04/20/05	1,361,510	1,359,498
Yorktown Capital LLC
2.80%, 04/20/05	2,776,066	2,771,964

		98,618,238

FLOATING RATE NOTES(3)—8.92%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	813,370	813,394
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	6,188,682	6,189,687
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	1,149,327	1,149,065
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	5,746,633	5,747,089
BMW US Capital LLC
2.82%, 04/18/06 (4)	1,768,195	1,768,195
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	6,011,862	6,010,840
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	5,304,585	5,304,372
Commodore CDO Ltd.
3.08%, 12/12/05	442,049	442,049
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	5,304,585	5,303,890
DEPFA Bank PLC
2.99%, 12/15/05	1,768,195	1,768,195
Dorada Finance Inc.
2.66%, 07/29/05 (4)	1,467,602	1,467,458
Fairway Finance LLC
2.80%, 06/20/05	884,097	884,078
Fifth Third Bancorp
2.81%, 02/23/06 (4)	3,536,390	3,536,390
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	2,298,653	2,298,747
General Electric Capital Corp.
2.86%, 03/09/06	795,688	796,701
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	645,615	645,615
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	1,149,327	1,149,327
Hartford Life Global Funding Trust
2.80%, 02/15/06	1,768,195	1,768,195
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	5,304,585	5,304,585
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	7,956,877	7,956,996
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	1,856,605	1,856,604

Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	7,249,599	7,251,223
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	3,536,390	3,536,390
Marshall & Ilsley Corp.
2.95%, 02/20/06	1,768,195	1,770,075
MetLife Funding Inc.
2.74%, 03/06/06 (4)	2,652,292	2,652,292
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	4,420,487	4,420,230
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	6,542,321	6,543,564
Norddeutsche Landesbank
2.63%, 07/27/05	1,768,195	1,767,995
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	5,304,585	5,304,585
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	6,277,092	6,277,092
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	972,507	972,314
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	9,017,794	9,018,147
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	5,440,736	5,440,556
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	5,304,585	5,304,584
Wells Fargo & Co.
2.78%, 03/15/06 (4)	884,097	884,215
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	6,188,682	6,188,217
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	8,911,702	8,911,106
Winston Funding Ltd.
2.75%, 04/25/05 (4)	1,262,491	1,262,491
World Savings Bank
2.71%, 09/09/05	618,868	618,841

		140,285,389

MONEY MARKET FUNDS—0.93%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	7,072,779	7,072,779
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	6,371,920	6,371,920
BlackRock Temp Cash Money Market Fund 3	329,755	329,755
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	741,190	741,190

		14,515,644

REPURCHASE AGREEMENTS(3)—6.41%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $38,903,413 and effective yields of 2.89% - 2.90%. (6)	$38,900,287	38,900,287
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $35,366,736 and an effective yield of 2.89%. (6)	35,363,897	35,363,897
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $26,525,052 and an effective yield of 2.89%. (6)	26,522,923	26,522,923

		100,787,107

TIME DEPOSITS(3)—3.54%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,237,736	1,237,733
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,768,195	1,768,195
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,475,473	2,475,473
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	2,298,653	2,298,653
First Tennessee Bank
2.77%, 04/15/05	884,097	884,097

HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	2,192,562	2,192,562
Natexis Banques
2.98%, 08/18/05	1,768,195	1,768,195
Norddeutsche Landesbank
2.11%, 06/07/05	1,768,195	1,768,130
Rabobank Nederland NV NY
2.84%, 04/01/05	13,010,466	13,010,466
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	4,332,077	4,332,077
SunTrust Bank
2.68%, 05/03/05	1,768,195	1,768,041
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	6,011,862	6,011,683
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	3,182,751	3,182,740
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	8,752,565	8,752,564
Wells Fargo Bank N.A.
2.79%, 04/15/05	1,768,195	1,768,188
World Savings Bank
2.75%, 05/03/05	2,475,473	2,475,473

		55,694,270

U.S. GOVERNMENT AGENCY NOTES(3)—0.30%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	2,119,235	2,116,360
Federal National Mortgage Association
2.33%, 07/22/05	2,652,292	2,633,107

		4,749,467

TOTAL SHORT-TERM INVESTMENTS (Cost: $414,650,115)		414,650,115

TOTAL INVESTMENTS IN SECURITIES — 126.27% (Cost: $1,843,233,828)		1,985,467,241
Other Assets, Less Liabilities — (26.27%)		(413,061,867)

NET ASSETS — 100.00%		$1,572,405,374

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2005

Security	Shares	Value
COMMON STOCKS—99.87%

ADVERTISING—0.21%
ADVO Inc.	185	$6,928
Catalina Marketing Corp. (1)	320	8,288
Harte-Hanks Inc.	398	10,969
Interpublic Group of Companies Inc. (1) (2)	2,436	29,914
Omnicom Group Inc.	1,090	96,487

		152,586

AEROSPACE & DEFENSE—1.78%
AAR Corp. (1) (2)	192	2,611
Alliant Techsystems Inc. (2)	238	17,005
Armor Holdings Inc. (2)	210	7,789
Boeing Co. (The)	4,894	286,103
Curtiss-Wright Corp. (1)	132	7,524
DRS Technologies Inc. (2)	166	7,055
EDO Corp.	120	3,606
Engineered Support Systems Inc.	168	8,991
Esterline Technologies Corp. (2)	150	5,182
GenCorp Inc.	341	6,820
General Dynamics Corp.	1,173	125,570
Goodrich (B.F.) Co.	690	26,420
Kaman Corp. Class A	150	1,867
L-3 Communications Holdings Inc.	669	47,512
Lockheed Martin Corp.	2,355	143,796
Moog Inc. Class A (2)	155	7,006
Northrop Grumman Corp.	2,110	113,898
Raytheon Co.	2,653	102,671
Rockwell Collins Inc.	1,037	49,351
Sequa Corp. Class A (2)	64	3,318
Teledyne Technologies Inc. (2)	198	6,197
Titan Corp. (The) (2)	521	9,461
Triumph Group Inc. (2)	94	3,660
United Technologies Corp.	3,012	306,200

		1,299,613

AGRICULTURE—1.40%
Altria Group Inc.	12,215	798,739
Delta & Pine Land Co.	237	6,399
DIMON Inc.	257	1,606
Monsanto Co.	1,558	100,491
Reynolds American Inc. (1)	678	54,640
Universal Corp. (1)	155	7,094
UST Inc.	962	49,735

		1,018,704

AIRLINES—0.13%
AirTran Holdings Inc. (2)	522	4,724
Alaska Air Group Inc. (2)	164	4,828
Delta Air Lines Inc. (1) (2)	827	3,349
Frontier Airlines Inc. (2)	209	2,190
JetBlue Airways Corp. (1) (2)	643	12,243
Mesa Air Group Inc. (1) (2)	214	1,498
SkyWest Inc. (1)	349	6,488
Southwest Airlines Co.	4,296	61,175

		96,495

APPAREL—0.46%
Ashworth Inc. (2)	102	1,162
Coach Inc. (2)	1,115	63,142
Gymboree Corp. (2)	198	2,483
Haggar Corp.	48	969

Jones Apparel Group Inc.	701	23,476
Kellwood Co.	168	4,837
K-Swiss Inc. Class A	209	6,903
Liz Claiborne Inc.	622	24,961
Nike Inc. Class B	1,346	112,135
OshKosh B’Gosh Inc. Class A	65	1,982
Oxford Industries Inc. (1)	102	3,732
Phillips-Van Heusen Corp.	190	5,062
Quiksilver Inc. (2)	349	10,131
Reebok International Ltd. (1)	315	13,954
Russell Corp.	196	3,544
Stride Rite Corp.	214	2,846
Timberland Co. Class A (2)	173	12,271
VF Corp.	578	34,183
Wolverine World Wide Inc.	360	7,715

		335,488

AUTO MANUFACTURERS—0.45%
Ford Motor Co.	10,729	121,560
General Motors Corp. (1)	3,305	97,134
Navistar International Corp. (2)	370	13,468
Oshkosh Truck Corp. (1)	225	18,448
PACCAR Inc.	1,014	73,403
Wabash National Corp.	183	4,465

		328,478

AUTO PARTS & EQUIPMENT—0.24%
ArvinMeritor Inc. (1)	425	6,575
Bandag Inc.	119	5,591
BorgWarner Inc.	355	17,281
Cooper Tire & Rubber Co.	462	8,482
Dana Corp.	944	12,074
Delphi Corp.	3,522	15,779
Goodyear Tire & Rubber Co. (The) (1) (2)	1,106	14,765
Johnson Controls Inc.	1,115	62,172
Lear Corp.	419	18,587
Modine Manufacturing Co. (1)	211	6,189
Standard Motor Products Inc.	134	1,568
Superior Industries International Inc. (1)	148	3,909
Visteon Corp.	793	4,528

		177,500

BANKS—6.13%
AmSouth Bancorp	2,066	53,613
Associated Bancorp	741	23,141
Bank of America Corp.	23,928	1,055,225
Bank of Hawaii Corp.	332	15,026
Bank of New York Co. Inc. (The)	4,564	132,584
BB&T Corp.	3,215	125,642
Boston Private Financial Holdings Inc. (1)	178	4,227
Chittenden Corp. (1)	284	7,404
City National Corp.	257	17,944
Colonial BancGroup Inc. (The)	841	17,257
Comerica Inc.	991	54,584
Commerce Bancorp Inc. (1)	913	29,645
Community Bank System Inc.	184	4,215
Compass Bancshares Inc.	713	32,370
Cullen/Frost Bankers Inc.	273	12,326
East West Bancorp Inc.	330	12,184
Fifth Third Bancorp	3,049	131,046
First BanCorp (Puerto Rico)	254	10,731
First Horizon National Corp. (1)	709	28,920
First Midwest Bancorp Inc.	286	9,289
First Republic Bank	153	4,953
FirstMerit Corp.	530	14,183
Fremont General Corp. (1)	388	8,532
Gold Bancorp Inc.	241	3,381
Greater Bay Bancorp	325	7,933
Hibernia Corp. Class A	894	28,617
Hudson United Bancorp	284	10,011
Huntington Bancshares Inc.	1,337	31,954
Investors Financial Services Corp. (1)	418	20,444
Irwin Financial Corp. (1)	170	3,913
KeyCorp	2,373	77,004
M&T Bank Corp. (1)	573	58,480

Marshall & Ilsley Corp.	1,208	50,434
Mellon Financial Corp.	2,474	70,608
Mercantile Bankshares Corp.	453	23,040
Nara Bancorp Inc. (1)	138	1,939
National City Corp.	3,482	116,647
North Fork Bancorp Inc.	2,749	76,257
Northern Trust Corp.	1,183	51,390
PNC Financial Services Group	1,652	85,045
PrivateBancorp Inc. (1)	122	3,832
Provident Bankshares Corp.	205	6,757
Regions Financial Corp.	2,717	88,031
Republic Bancorp Inc. (1)	431	5,836
Riggs National Corp.	198	3,780
Silicon Valley Bancshares (1) (2)	222	9,781
South Financial Group Inc. (The)	449	13,712
Southwest Bancorp of Texas Inc.	432	7,927
State Street Corp.	1,950	85,254
Sterling Bancshares Inc. (1)	270	3,834
SunTrust Banks Inc.	1,989	143,347
Susquehanna Bancshares Inc.	285	6,948
Synovus Financial Corp.	1,807	50,343
TCF Financial Corp.	724	19,657
TrustCo Bank Corp. NY (1)	452	5,193
U.S. Bancorp	10,898	314,080
UCBH Holdings Inc. (1)	286	11,411
Umpqua Holdings Corp.	272	6,351
United Bancshares Inc.	267	8,848
Wachovia Corp. (1)	9,371	477,078
Wells Fargo & Co.	10,018	599,076
Westamerica Bancorp	199	10,302
Whitney Holding Corp.	258	11,484
Wilmington Trust Corp.	423	14,847
Wintrust Financial Corp.	134	6,310
Zions Bancorporation	520	35,890

		4,472,047

BEVERAGES—2.03%
Anheuser-Busch Companies Inc.	4,565	216,335
Brown-Forman Corp. Class B (1)	519	28,415
Coca-Cola Co. (The)	13,385	557,753
Coca-Cola Enterprises Inc.	2,046	41,984
Constellation Brands Inc. (2)	593	31,352
Molson Coors Brewing Co. Class B	477	36,810
Pepsi Bottling Group Inc.	1,141	31,777
PepsiAmericas Inc.	594	13,460
PepsiCo Inc.	9,916	525,845

		1,483,731

BIOTECHNOLOGY—1.04%
Amgen Inc. (2)	7,371	429,066
ArQule Inc. (2)	198	933
Biogen Idec Inc. (2)	1,948	67,225
Cambrex Corp.	155	3,301
Charles River Laboratories International Inc. (2)	407	19,145
Chiron Corp. (2)	851	29,836
CryoLife Inc. (1) (2)	134	829
Enzo Biochem Inc. (1) (2)	210	3,028
Genzyme Corp. (2)	1,449	82,941
Integra LifeSciences Holdings Corp. (1) (2)	182	6,410
Invitrogen Corp. (1) (2)	318	22,006
Martek Biosciences Corp. (2)	193	11,231
MedImmune Inc. (2)	1,438	34,239
Millennium Pharmaceuticals Inc. (2)	1,922	16,183
Millipore Corp. (1) (2)	310	13,454
Protein Design Labs Inc. (1) (2)	588	9,402
Regeneron Pharmaceuticals Inc. (2)	331	1,691
Savient Pharmaceuticals Inc. (1) (2)	418	1,149
Vertex Pharmaceuticals Inc. (2)	490	4,586

		756,655

BUILDING MATERIALS—0.33%
American Standard Companies Inc.	1,047	48,665
Apogee Enterprises Inc.	182	2,599
ElkCorp	120	4,615
Florida Rock Industries Inc. (1)	209	12,293

Lennox International Inc. (1)	370	8,110
Martin Marietta Materials Inc. (1)	266	14,875
Masco Corp.	2,620	90,835
Simpson Manufacturing Co. Inc.	228	7,045
Texas Industries Inc.	134	7,202
Universal Forest Products Inc.	108	4,196
Vulcan Materials Co.	595	33,814
York International Corp. (1)	256	10,030

		244,279

CHEMICALS—1.82%
Air Products & Chemicals Inc. (1)	1,331	84,239
Airgas Inc.	385	9,198
Albemarle Corp.	297	10,799
Arch Chemicals Inc.	150	4,270
Ashland Inc.	381	25,706
Cabot Corp.	389	13,004
Cabot Microelectronics Corp. (1) (2)	151	4,738
Crompton Corp.	703	10,264
Cytec Industries Inc. (1)	275	14,919
Dow Chemical Co. (The)	5,607	279,509
Du Pont (E.I.) de Nemours and Co.	5,862	300,369
Eastman Chemical Co.	448	26,432
Ecolab Inc.	1,281	42,337
Engelhard Corp. (1)	761	22,853
Ferro Corp.	255	4,799
FMC Corp. (2)	227	12,133
Fuller (H.B.) Co.	175	5,075
Georgia Gulf Corp.	208	9,564
Great Lakes Chemical Corp.	314	10,086
Hercules Inc. (2)	689	9,984
International Flavors & Fragrances Inc.	505	19,947
Lubrizol Corp.	415	16,866
Lyondell Chemical Co.	1,259	35,151
MacDermid Inc.	184	5,980
Minerals Technologies Inc.	131	8,617
Olin Corp.	446	9,946
OM Group Inc. (2)	175	5,323
OMNOVA Solutions Inc. (2)	225	1,208
Penford Corp.	64	1,040
PolyOne Corp. (2)	555	4,928
PPG Industries Inc.	1,011	72,307
Praxair Inc. (1)	1,888	90,360
Quaker Chemical Corp.	64	1,315
Rohm & Haas Co.	1,132	54,336
RPM International Inc.	734	13,418
Schulman (A.) Inc.	183	3,188
Sensient Technologies Corp. (1)	286	6,166
Sherwin-Williams Co. (The)	731	32,157
Sigma-Aldrich Corp. (1)	395	24,194
Valspar Corp. (The)	325	15,125
Wellman Inc.	214	3,094

		1,324,944

COAL—0.09%
Arch Coal Inc.	392	16,860
Massey Energy Co. (1)	479	19,179
Peabody Energy Corp.	678	31,432

		67,471

COMMERCIAL SERVICES—1.24%
Aaron Rents Inc.	303	6,060
ABM Industries Inc.	297	5,711
ADESA Inc.	566	13,222
Administaff Inc. (1)	148	2,161
Alliance Data Systems Corp. (1) (2)	373	15,069
Apollo Group Inc. Class A (2)	967	71,616
Arbitron Inc.	191	8,194
Banta Corp.	152	6,506
Block (H & R) Inc. (1)	960	48,557
Bowne & Co. Inc.	236	3,549
Career Education Corp. (2)	585	20,042
CDI Corp.	117	2,589
Cendant Corp.	6,186	127,060
Central Parking Corp.	220	3,780

Chemed Corp.	76	5,812
ChoicePoint Inc. (2)	556	22,301
Coinstar Inc. (2)	150	3,180
Consolidated Graphics Inc. (2)	80	4,208
Convergys Corp. (2)	896	13,377
Corinthian Colleges Inc. (1) (2)	556	8,740
CPI Corp.	48	725
Cross Country Healthcare Inc. (2)	193	3,235
Deluxe Corp. (1)	316	12,596
DeVry Inc. (1) (2)	432	8,173
Donnelley (R.R.) & Sons Co. (1)	1,248	39,462
Education Management Corp. (2)	379	10,593
Equifax Inc.	774	23,754
Gartner Inc. Class A (1) (2)	433	4,144
Heidrick & Struggles International Inc. (2)	117	4,302
Hooper Holmes Inc.	377	1,440
Insurance Auto Auctions Inc. (2)	64	1,782
ITT Educational Services Inc. (1) (2)	288	13,968
Kelly Services Inc. Class A	139	4,002
Korn/Ferry International (2)	237	4,510
Labor Ready Inc. (1) (2)	253	4,718
Laureate Education Inc. (1) (2)	301	12,880
Manpower Inc.	515	22,413
MAXIMUS Inc.	132	4,421
McKesson Corp.	1,722	65,005
Midas Inc. (1) (2)	102	2,329
MoneyGram International Inc.	552	10,427
Moody’s Corp.	800	64,688
MPS Group Inc. (2)	628	6,600
NCO Group Inc. (1) (2)	195	3,812
On Assignment Inc. (2)	182	928
PAREXEL International Corp. (2)	154	3,619
Paychex Inc.	2,076	68,134
Pharmaceutical Product Development Inc. (2)	297	14,390
Pre-Paid Legal Services Inc. (1)	92	3,113
PRG-Schultz International Inc. (2)	358	1,794
Quanta Services Inc. (2)	710	5,417
Rent-A-Center Inc. (2)	389	10,624
Rewards Network Inc. (2)	166	691
Robert Half International Inc. (1)	924	24,911
Rollins Inc.	254	4,724
SFBC International Inc. (1) (2)	89	3,136
Sotheby’s Holdings Inc. Class A (2)	238	4,036
SOURCECORP Inc. (2)	90	1,813
Spherion Corp. (2)	361	2,704
StarTek Inc. (1)	87	1,462
United Rentals Inc. (2)	478	9,660
Valassis Communications Inc. (2)	326	11,397
Vertrue Inc. (1) (2)	64	2,268
Viad Corp.	134	3,605
Volt Information Sciences Inc. (2)	102	2,463
Watson Wyatt & Co. Holdings (1)	197	5,358

		907,960

COMPUTERS—4.06%
Affiliated Computer Services Inc. Class A (2)	734	39,078
Agilysys Inc.	193	3,794
Apple Computer Inc. (2)	4,800	200,016
BISYS Group Inc. (The) (1) (2)	740	11,603
Brooktrout Inc. (2)	86	967
CACI International Inc. Class A (2)	181	9,997
Cadence Design Systems Inc. (2)	1,548	23,143
Carreker Corp. (2)	166	931
Catapult Communications Corp. (2)	86	1,836
Ceridian Corp. (1) (2)	934	15,925
CIBER Inc. (1) (2)	374	2,719
Cognizant Technology Solutions Corp. (2)	769	35,528
Computer Sciences Corp. (2)	1,111	50,939
Dell Inc. (2)	14,528	558,166
Diebold Inc.	410	22,489
DST Systems Inc. (2)	432	19,950
Electronic Data Systems Corp.	3,018	62,382
EMC Corp. (2)	14,121	173,971
FactSet Research Systems Inc.	208	6,866
Gateway Inc. (1) (2)	1,595	6,428

Henry (Jack) & Associates Inc.	443	7,970
Hewlett-Packard Co.	17,030	373,638
Hutchinson Technology Inc. (1) (2)	160	5,565
Imation Corp.	208	7,228
International Business Machines Corp.	9,639	880,812
Kronos Inc. (1) (2)	193	9,864
Lexmark International Inc. (1) (2)	738	59,018
Manhattan Associates Inc. (2)	181	3,687
McDATA Corp. Class A (2)	710	2,677
Mentor Graphics Corp. (2)	482	6,603
Mercury Computer Systems Inc. (1) (2)	125	3,448
MICROS Systems Inc. (2)	232	8,517
MTS Systems Corp.	131	3,803
National Instruments Corp. (1)	369	9,981
NCR Corp. (2)	1,080	36,439
Network Appliance Inc. (2)	2,133	58,999
NYFIX Inc. (1) (2)	214	1,151
Phoenix Technologies Ltd. (2)	166	1,580
Radiant Systems Inc. (2)	139	1,362
RadiSys Corp. (1) (2)	110	1,558
Reynolds & Reynolds Co. (The) Class A	319	8,632
SanDisk Corp. (2)	936	26,021
Storage Technology Corp. (2)	661	20,359
Sun Microsystems Inc. (2)	19,742	79,758
SunGard Data Systems Inc. (2)	1,681	57,995
Synaptics Inc. (1) (2)	154	3,573
Synopsys Inc. (1) (2)	818	14,806
TALX Corp.	118	2,143
Unisys Corp. (2)	2,113	14,918

		2,958,833

COSMETICS & PERSONAL CARE—2.16%
Alberto-Culver Co.	485	23,212
Avon Products Inc.	2,763	118,643
Colgate-Palmolive Co.	3,084	160,892
Gillette Co. (The)	5,829	294,248
Kimberly-Clark Corp.	2,826	185,753
Procter & Gamble Co.	14,896	789,488

		1,572,236

DISTRIBUTION & WHOLESALE—0.26%
Advanced Marketing Services Inc. (1) (2)	134	804
Bell Microproducts Inc. (1) (2)	182	1,361
Building Materials Holdings Corp.	80	3,558
CDW Corp.	424	24,032
Fastenal Co. (1)	391	21,626
Genuine Parts Co.	1,014	44,099
Grainger (W.W.) Inc.	481	29,952
Hughes Supply Inc.	407	12,108
Owens & Minor Inc.	241	6,543
ScanSource Inc. (2)	76	3,939
SCP Pool Corp. (1)	330	10,514
Tech Data Corp. (2)	364	13,490
United Stationers Inc. (2)	206	9,322
Watsco Inc. (1)	163	6,862

		188,210

DIVERSIFIED FINANCIAL SERVICES—7.21%
American Express Co.	6,900	354,453
AmeriCredit Corp. (2)	867	20,322
Bear Stearns Companies Inc. (The)	661	66,034
Capital One Financial Corp.	1,448	108,267
CIT Group Inc.	1,225	46,550
Citigroup Inc.	30,837	1,385,815
Countrywide Financial Corp.	3,400	110,364
E*TRADE Financial Corp. (2)	2,129	25,548
Eaton Vance Corp.	842	19,736
Edwards (A.G.) Inc.	433	19,398
Federal Home Loan Mortgage Corp.	4,044	255,581
Federal National Mortgage Association	5,692	309,929
Federated Investors Inc. Class B	537	15,202
Financial Federal Corp. (1)	105	3,714
Franklin Resources Inc.	1,156	79,359
Goldman Sachs Group Inc.	2,639	290,264
IndyMac Bancorp Inc.	385	13,090

Investment Technology Group Inc. (2)	254	4,445
Janus Capital Group Inc. (1)	1,484	20,702
Jefferies Group Inc.	285	10,739
JP Morgan Chase & Co.	20,986	726,116
LaBranche & Co. Inc. (2)	357	3,320
Legg Mason Inc.	632	49,384
Lehman Brothers Holdings Inc.	1,619	152,445
MBNA Corp.	7,502	184,174
Merrill Lynch & Co. Inc.	5,474	309,828
Morgan Stanley	6,545	374,701
Piper Jaffray Companies Inc. (2)	121	4,427
Providian Financial Corp. (2)	1,689	28,983
Raymond James Financial Inc. (1)	370	11,211
Schwab (Charles) Corp. (The)	6,699	70,406
SLM Corp.	2,520	125,597
SWS Group Inc.	102	1,635
T. Rowe Price Group Inc.	718	42,635
Waddell & Reed Financial Inc. Class A	510	10,067
World Acceptance Corp. (2)	110	2,807

		5,257,248

ELECTRIC—3.10%
AES Corp. (The) (2)	3,782	61,949
Allegheny Energy Inc. (1) (2)	851	17,582
ALLETE Inc.	180	7,533
Alliant Energy Corp.	724	19,389
Ameren Corp. (1)	1,137	55,724
American Electric Power Co. Inc.	2,239	76,260
Aquila Inc. (2)	1,473	5,642
Avista Corp.	296	5,180
Black Hills Corp.	197	6,515
Calpine Corp. (1) (2)	3,290	9,212
CenterPoint Energy Inc. (1)	1,647	19,813
Central Vermont Public Service Corp.	71	1,596
CH Energy Group Inc.	94	4,296
Cinergy Corp.	1,111	45,018
Cleco Corp.	298	6,347
CMS Energy Corp. (1) (2)	1,230	16,039
Consolidated Edison Inc. (1)	1,413	59,600
Constellation Energy Group Inc.	1,029	53,199
Dominion Resources Inc.	1,998	148,711
DPL Inc.	795	19,875
DTE Energy Co. (1)	1,010	45,935
Duke Energy Corp.	5,503	154,139
Duquesne Light Holdings Inc. (1)	470	8,422
Edison International (1)	1,900	65,968
El Paso Electric Co. (2)	287	5,453
Energy East Corp.	839	21,999
Entergy Corp.	1,246	88,042
Exelon Corp.	3,903	179,109
FirstEnergy Corp.	1,927	80,838
FPL Group Inc.	2,288	91,863
Great Plains Energy Inc.	468	14,311
Green Mountain Power Corp.	32	938
Hawaiian Electric Industries Inc. (1)	497	12,683
IDACORP Inc. (1)	256	7,263
MDU Resources Group Inc.	740	20,439
NiSource Inc. (1)	1,568	35,735
Northeast Utilities	810	15,609
NSTAR	333	18,082
OGE Energy Corp. (1)	559	15,065
Pepco Holdings Inc.	1,075	22,564
PG&E Corp.	2,106	71,815
Pinnacle West Capital Corp.	524	22,275
PNM Resources Inc.	373	9,952
PPL Corp.	1,102	59,497
Progress Energy Inc.	1,440	60,408
Public Service Enterprise Group Inc. (1)	1,392	75,711
Puget Energy Inc.	616	13,577
SCANA Corp.	647	24,728
Sierra Pacific Resources Corp. (1) (2)	719	7,729
Southern Co. (The)	4,356	138,651
TECO Energy Inc.	1,257	19,710
TXU Corp. (1)	1,407	112,039
UIL Holdings Corp. (1)	89	4,508

UniSource Energy Corp.	209	6,473
Westar Energy Inc.	528	11,426
Wisconsin Energy Corp.	670	23,785
WPS Resources Corp. (1)	229	12,119
Xcel Energy Inc. (1)	2,323	39,909

		2,258,249

ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
Advanced Energy Industries Inc. (2)	184	1,779
American Power Conversion Corp. (1)	1,032	26,946
AMETEK Inc.	432	17,388
Artesyn Technologies Inc. (1) (2)	229	1,995
Belden CDT Inc. (1)	286	6,352
C&D Technologies Inc.	150	1,508
Emerson Electric Co.	2,461	159,793
Energizer Holdings Inc. (2)	405	24,219
Hubbell Inc. Class B	385	19,674
Intermagnetics General Corp. (2)	153	3,724
Littelfuse Inc. (2)	135	3,868
Magnetek Inc. (2)	198	1,055
Molex Inc.	963	25,385
Rayovac Corp. (2)	270	11,232
Vicor Corp.	251	2,620
Wilson Greatbatch Technologies Inc. (1) (2)	125	2,280

		309,818

ELECTRONICS—0.78%
Agilent Technologies Inc. (2)	2,517	55,877
Amphenol Corp. Class A	556	20,594
Analogic Corp.	80	3,460
Applera Corp. - Applied Biosystems Group	1,216	24,004
Arrow Electronics Inc. (1) (2)	730	18,506
Avnet Inc. (2)	761	14,018
Bei Technologies Inc.	88	2,109
Bel Fuse Inc. Class B	64	1,939
Benchmark Electronics Inc. (2)	254	8,085
Brady Corp. Class A	298	9,640
Checkpoint Systems Inc. (2)	236	3,984
Coherent Inc. (2)	184	6,212
CTS Corp.	212	2,756
Cubic Corp. (1)	162	3,068
Cymer Inc. (2)	226	6,050
Daktronics Inc. (1) (2)	110	2,382
Dionex Corp. (2)	130	7,085
Electro Scientific Industries Inc. (2)	169	3,277
FEI Co. (1) (2)	199	4,607
Fisher Scientific International Inc. (2)	680	38,706
FLIR Systems Inc. (1) (2)	428	12,968
Gentex Corp. (1)	490	15,631
Itron Inc. (1) (2)	134	3,972
Jabil Circuit Inc. (2)	1,057	30,146
Keithley Instruments Inc.	102	1,645
KEMET Corp. (2)	523	4,053
Meade Instruments Corp. (2)	134	390
Methode Electronics Inc.	211	2,555
Park Electrochemical Corp.	118	2,391
Parker Hannifin Corp.	698	42,522
Paxar Corp. (2)	241	5,143
PerkinElmer Inc.	807	16,648
Photon Dynamics Inc. (1) (2)	100	1,906
Planar Systems Inc. (1) (2)	102	920
Plexus Corp. (1) (2)	257	2,958
Rogers Corp. (2)	103	4,120
Sanmina-SCI Corp. (2)	3,236	16,892
SBS Technologies Inc. (2)	102	1,137
Solectron Corp. (2)	5,572	19,335
Sonic Solutions Inc. (2)	138	2,077
Symbol Technologies Inc.	1,513	21,923
Technitrol Inc. (2)	243	3,626
Tektronix Inc.	557	13,663
Thermo Electron Corp. (2)	917	23,191
Thomas & Betts Corp. (2)	363	11,725
Trimble Navigation Ltd. (2)	318	10,752
Varian Inc. (2)	212	8,033

Vishay Intertechnology Inc. (1) (2)	1,025	12,741
Waters Corp. (2)	698	24,981
Watts Water Technologies Inc. Class A	197	6,424
Woodward Governor Co.	71	5,091
X-Rite Inc.	120	1,805

		567,723

ENERGY - ALTERNATE SOURCES—0.01%
Headwaters Inc. (1) (2)	261	8,566

		8,566

ENGINEERING & CONSTRUCTION—0.12%
Dycom Industries Inc. (2)	299	6,874
EMCOR Group Inc. (1) (2)	91	4,261
Fluor Corp. (1)	525	29,101
Granite Construction Inc.	255	6,699
Insituform Technologies Inc. Class A (1) (2)	162	2,351
Jacobs Engineering Group Inc. (2)	356	18,484
Shaw Group Inc. (The) (1) (2)	402	8,764
URS Corp. (2)	268	7,705

		84,239

ENTERTAINMENT—0.15%
Argosy Gaming Co. (2)	181	8,312
GTECH Holdings Corp.	717	16,871
International Game Technology Inc.	2,008	53,533
International Speedway Corp. Class A	248	13,454
Macrovision Corp. (2)	304	6,928
Pinnacle Entertainment Inc. (2)	230	3,841
Shuffle Master Inc. (1) (2)	217	6,284

		109,223

ENVIRONMENTAL CONTROL—0.23%
Aleris International Inc. (2)	169	4,217
Allied Waste Industries Inc. (2)	1,505	11,002
Republic Services Inc. (1)	809	27,085
Stericycle Inc. (1) (2)	280	12,376
Tetra Tech Inc. (1) (2)	342	4,316
Waste Connections Inc. (2)	302	10,495
Waste Management Inc.	3,327	95,984

		165,475

FOOD—1.83%
Albertson’s Inc. (1)	2,135	44,088
American Italian Pasta Co. Class A (1)	118	3,233
Archer-Daniels-Midland Co.	3,645	89,594
Campbell Soup Co.	1,895	54,993
ConAgra Foods Inc.	3,013	81,411
Corn Products International Inc.	450	11,696
Dean Foods Co. (2)	858	29,429
Flowers Foods Inc.	271	7,645
General Mills Inc.	2,138	105,083
Great Atlantic & Pacific Tea Co. (1) (2)	225	3,353
Hain Celestial Group Inc. (1) (2)	236	4,399
Heinz (H.J.) Co.	2,044	75,301
Hershey Foods Corp.	1,278	77,268
Hormel Foods Corp.	597	18,573
J&J Snack Foods Corp.	55	2,576
Kellogg Co.	2,053	88,833
Kroger Co. (2)	4,272	68,480
Lance Inc.	178	2,860
McCormick & Co. Inc. NVS	781	26,890
Nash Finch Co.	75	2,849
Performance Food Group Co. (2)	286	7,916
Ralcorp Holdings Inc.	180	8,523
Ruddick Corp.	285	6,598
Safeway Inc. (2)	2,600	48,178
Sanderson Farms Inc.	121	5,228
Sara Lee Corp.	4,621	102,401
Smithfield Foods Inc. (2)	569	17,952
Smucker (J.M.) Co. (The) (1)	365	18,360
SUPERVALU Inc.	776	25,880
Sysco Corp.	3,734	133,677
Tootsie Roll Industries Inc. (1)	229	6,858
Tyson Foods Inc. Class A	1,750	29,190

United Natural Foods Inc. (2)	243	6,957
Whole Foods Market Inc.	390	39,831
Wrigley (William Jr.) Co.	1,142	74,881

		1,330,984

FOREST PRODUCTS & PAPER—0.54%
Bowater Inc.	349	13,147
Buckeye Technologies Inc. (2)	222	2,398
Caraustar Industries Inc. (2)	168	2,167
Deltic Timber Corp.	74	2,893
Georgia-Pacific Corp.	1,512	53,661
Glatfelter Co.	266	3,924
International Paper Co.	2,872	105,661
Longview Fibre Co.	312	5,853
Louisiana-Pacific Corp.	692	17,397
MeadWestvaco Corp.	1,174	37,357
Neenah Paper Inc.	92	3,093
Pope & Talbot Inc.	102	1,793
Potlatch Corp. (1)	182	8,567
Rock-Tenn Co. Class A	212	2,820
Schweitzer-Mauduit International Inc.	89	2,986
Temple-Inland Inc.	350	25,393
Wausau-Mosinee Paper Corp. (1)	314	4,440
Weyerhaeuser Co.	1,421	97,339

		390,889

GAS—0.36%
AGL Resources Inc.	464	16,208
Atmos Energy Corp.	470	12,690
Cascade Natural Gas Corp.	62	1,238
Energen Corp.	226	15,052
KeySpan Corp.	930	36,242
Laclede Group Inc. (The)	134	3,913
New Jersey Resources Corp.	169	7,357
Nicor Inc. (1)	271	10,051
Northwest Natural Gas Co.	166	6,004
ONEOK Inc. (1)	644	19,848
Peoples Energy Corp.	230	9,642
Piedmont Natural Gas Co. (1)	483	11,128
Sempra Energy	1,386	55,218
Southern Union Co. (2)	545	13,685
Southwest Gas Corp. (1)	221	5,339
UGI Corp. (1)	320	14,534
Vectren Corp. (1)	480	12,787
WGL Holdings Inc. (1)	299	9,257

		260,193

HAND & MACHINE TOOLS—0.12%
Baldor Electric Co.	199	5,136
Black & Decker Corp.	464	36,651
Kennametal Inc.	236	11,208
Milacron Inc. (1) (2)	236	720
Regal-Beloit Corp. (1)	199	5,729
Snap-On Inc.	360	11,444
Stanley Works (The)	428	19,376

		90,264

HEALTH CARE-PRODUCTS—3.90%
Advanced Medical Optics Inc. (1) (2)	226	8,183
American Medical Systems Holdings Inc. (2)	416	7,147
ArthroCare Corp. (1) (2)	150	4,275
Bard (C.R.) Inc.	607	41,325
Bausch & Lomb Inc.	334	24,482
Baxter International Inc.	3,632	123,415
Beckman Coulter Inc.	380	25,251
Becton, Dickinson & Co.	1,479	86,403
BioLase Technology Inc. (1)	166	1,411
Biomet Inc.	1,471	53,397
Biosite Inc. (2)	102	5,307
Boston Scientific Corp. (2)	4,456	130,516
CONMED Corp. (2)	181	5,452
Cooper Companies Inc.	243	17,715
Cyberonics Inc. (2)	140	6,184
Cytyc Corp. (2)	703	16,176
Datascope Corp.	89	2,722

DENTSPLY International Inc.	434	23,614
Diagnostic Products Corp.	180	8,694
DJ Orthopedics Inc. (2)	125	3,131
Edwards Lifesciences Corp. (1) (2)	374	16,164
Gen-Probe Inc. (2)	310	13,814
Guidant Corp.	1,892	139,819
Haemonetics Corp. (2)	154	6,493
Henry Schein Inc. (2)	542	19,425
Hillenbrand Industries Inc.	334	18,527
Hologic Inc. (2)	134	4,271
ICU Medical Inc. (1) (2)	78	2,769
IDEXX Laboratories Inc. (2)	212	11,482
Immucor Inc. (2)	273	8,242
INAMED Corp. (2)	225	15,723
Invacare Corp.	193	8,614
Johnson & Johnson	17,551	1,178,725
Kensey Nash Corp. (1) (2)	65	1,760
LCA-Vision Inc.	120	3,996
Medtronic Inc.	7,115	362,509
Mentor Corp.	187	6,003
Merit Medical Systems Inc. (1) (2)	154	1,846
Osteotech Inc. (2)	118	448
Patterson Companies Inc. (2)	796	39,760
PolyMedica Corp.	167	5,304
Possis Medical Inc. (2)	118	988
ResMed Inc. (1) (2)	209	11,788
Respironics Inc. (2)	223	12,994
St. Jude Medical Inc. (2)	2,109	75,924
Steris Corp. (1) (2)	424	10,706
Stryker Corp.	2,194	97,874
SurModics Inc. (2)	105	3,351
Sybron Dental Specialties Inc. (2)	239	8,580
TECHNE Corp. (2)	255	10,246
Varian Medical Systems Inc. (2)	768	26,327
Viasys Healthcare Inc. (2)	184	3,511
VISX Inc. (2)	303	7,102
Vital Sign Inc.	86	3,431
Zimmer Holdings Inc. (1) (2)	1,445	112,435

		2,845,751

HEALTH CARE-SERVICES—1.88%
Aetna Inc.	1,725	129,289
Amedisys Inc. (2)	91	2,753
American Healthways Inc. (1) (2)	200	6,604
AMERIGROUP Corp. (2)	306	11,187
AmSurg Corp. (1) (2)	178	4,503
Apria Healthcare Group Inc. (2)	304	9,758
Centene Corp. (2)	252	7,557
Community Health Systems Inc. (2)	372	12,987
Covance Inc. (2)	392	18,663
Coventry Health Care Inc. (2)	616	41,974
Gentiva Health Services Inc. (2)	139	2,249
HCA Inc. (1)	2,412	129,211
Health Management Associates Inc. Class A (1)	1,411	36,940
Health Net Inc. (2)	633	20,705
Humana Inc. (2)	926	29,576
LabOne Inc. (2)	103	3,551
Laboratory Corp. of America Holdings (2)	781	37,644
LifePoint Hospitals Inc. (1) (2)	238	10,434
Lincare Holdings Inc. (2)	575	25,432
Manor Care Inc.	542	19,707
OCA Inc. (1) (2)	284	1,207
Odyssey Healthcare Inc. (2)	220	2,587
PacifiCare Health Systems Inc. (2)	523	29,769
Pediatrix Medical Group Inc. (2)	140	9,603
Province Healthcare Co. (2)	303	7,299
Quest Diagnostics Inc. (1)	531	55,824
RehabCare Group Inc. (2)	95	2,727
Renal Care Group Inc. (2)	423	16,049
Sierra Health Services Inc. (1) (2)	163	10,406
Sunrise Senior Living Inc. (2)	123	5,978
Tenet Healthcare Corp. (2)	2,698	31,108
Triad Hospitals Inc. (1) (2)	478	23,948
United Surgical Partners International Inc. (2)	182	8,330
UnitedHealth Group Inc.	3,773	359,869

Universal Health Services Inc. Class B	365	19,126
WellPoint Inc. (2)	1,792	224,627

		1,369,181

HOLDING COMPANIES - DIVERSIFIED—0.02%
Leucadia National Corp.	538	18,480

		18,480

HOME BUILDERS—0.51%
Centex Corp.	734	42,036
Champion Enterprises Inc. (1) (2)	461	4,333
Coachmen Industries Inc.	102	1,387
D.R. Horton Inc.	1,705	49,854
Fleetwood Enterprises Inc. (1) (2)	358	3,115
Hovnanian Enterprises Inc. Class A (1) (2)	272	13,872
KB Home	240	28,190
Lennar Corp. Class A	838	47,498
M.D.C. Holdings Inc.	213	14,835
Meritage Homes Corp. (2)	125	7,365
Monaco Coach Corp. (1)	177	2,859
NVR Inc. (1) (2)	33	25,905
Pulte Homes Inc. (1)	689	50,731
Ryland Group Inc.	299	18,544
Skyline Corp.	48	1,848
Standard-Pacific Corp.	210	15,160
Thor Industries Inc. (1)	250	7,478
Toll Brothers Inc. (2)	355	27,992
Winnebago Industries Inc. (1)	207	6,541

		369,543

HOME FURNISHINGS—0.16%
Applica Inc. (2)	166	840
Bassett Furniture Industries Inc.	64	1,261
Ethan Allen Interiors Inc. (1)	222	7,104
Fedders Corp.	214	595
Furniture Brands International Inc. (1)	329	7,175
Harman International Industries Inc.	372	32,907
La-Z-Boy Inc. (1)	315	4,388
Leggett & Platt Inc.	1,102	31,826
Maytag Corp. (1)	493	6,887
Whirlpool Corp.	384	26,008

		118,991

HOUSEHOLD PRODUCTS & WARES—0.32%
American Greetings Corp. Class A (1)	422	10,753
Avery Dennison Corp.	588	36,415
Blyth Inc.	186	5,922
Church & Dwight Co. Inc. (1)	386	13,691
Clorox Co. (1)	893	56,250
Fortune Brands Inc.	846	68,213
Fossil Inc. (2)	305	7,907
Harland (John H.) Co.	168	5,772
Russ Berrie & Co. Inc.	122	2,336
Scotts Miracle-Gro Co. (The) Class A (2)	153	10,745
Standard Register Co. (The)	166	2,092
Tupperware Corp. (1)	359	7,309
WD-40 Co.	100	3,249

		230,654

HOUSEWARES—0.07%
Enesco Group Inc. (2)	102	678
Libbey Inc.	78	1,638
National Presto Industries Inc.	41	1,652
Newell Rubbermaid Inc. (1)	1,588	34,841
Toro Co.	120	10,620

		49,429

INSURANCE—4.37%
ACE Ltd.	1,659	68,467
AFLAC Inc.	2,940	109,544
Allmerica Financial Corp. (2)	329	11,828
Allstate Corp. (The)	3,990	215,699
Ambac Financial Group Inc.	632	47,242
American Financial Group Inc.	322	9,918
American International Group Inc.	15,377	852,040

AmerUs Group Co. (1)	241	11,387
AON Corp.	1,835	41,911
Berkley (W.R.) Corp.	453	22,469
Brown & Brown Inc. (1)	353	16,270
Chubb Corp.	1,120	88,782
CIGNA Corp.	767	68,493
Cincinnati Financial Corp.	921	40,165
Delphi Financial Group Inc. Class A	195	8,385
Everest Re Group Ltd.	323	27,491
Fidelity National Financial Inc.	1,012	33,335
First American Corp.	459	15,119
Gallagher (Arthur J.) & Co. (1)	582	16,762
Hartford Financial Services Group Inc.	1,733	118,814
HCC Insurance Holdings Inc.	425	15,368
Hilb, Rogal & Hobbs Co. (1)	222	7,948
Horace Mann Educators Corp. (1)	258	4,577
Infinity Property & Casualty Corp.	131	4,095
Jefferson-Pilot Corp.	791	38,799
LandAmerica Financial Group Inc.	108	5,403
Lincoln National Corp.	1,013	45,727
Loews Corp.	931	68,466
Marsh & McLennan Companies Inc. (1)	3,095	94,150
MBIA Inc.	818	42,765
MetLife Inc.	4,302	168,208
MGIC Investment Corp.	560	34,535
Ohio Casualty Corp. (2)	378	8,686
Old Republic International Corp.	1,046	24,361
Philadelphia Consolidated Holding Corp. (2)	136	10,544
PMI Group Inc. (The)	537	20,411
Presidential Life Corp.	176	2,865
Principal Financial Group Inc.	1,748	67,281
ProAssurance Corp. (2)	179	7,071
Progressive Corp. (The)	1,172	107,543
Protective Life Corp.	436	17,135
Prudential Financial Inc.	3,076	176,562
Radian Group Inc.	507	24,204
RLI Corp.	153	6,342
SAFECO Corp.	735	35,802
SCPIE Holdings Inc. (2)	64	706
Selective Insurance Group Inc.	169	7,813
St. Paul Travelers Companies Inc.	3,927	144,239
StanCorp Financial Group Inc.	179	15,176
Stewart Information Services Corp.	118	4,427
Torchmark Corp.	624	32,573
UICI	282	6,839
Unitrin Inc.	326	14,800
UNUMProvident Corp. (1)	1,715	29,189
XL Capital Ltd. Class A	810	58,620
Zenith National Insurance Corp. (1)	118	6,119

		3,183,470

INTERNET—1.03%
Avocent Corp. (2)	310	7,955
CheckFree Corp. (1) (2)	478	19,483
Digital Insight Corp. (2)	213	3,493
eBay Inc. (2)	7,114	265,068
F5 Networks Inc. (2)	228	11,512
FindWhat.com (2)	180	1,867
Internet Security Systems Inc. (2)	289	5,289
j2 Global Communications Inc. (2)	145	4,975
Macromedia Inc. (1) (2)	448	15,008
McAfee Inc. (2)	915	20,642
Monster Worldwide Inc. (2)	748	20,981
Napster Inc. (1) (2)	198	1,289
PC-Tel Inc. (2)	134	986
RSA Security Inc. (1) (2)	440	6,974
Symantec Corp. (2)	4,149	88,498
Verity Inc. (2)	222	2,098
WebEx Communications Inc. (1) (2)	272	5,872
Websense Inc. (1) (2)	150	8,070
Yahoo! Inc. (2)	7,663	259,776

		749,836

IRON & STEEL—0.19%
Allegheny Technologies Inc. (1)	499	12,031

Carpenter Technology Corp.	151	8,971
Cleveland-Cliffs Inc. (1)	136	9,910
Material Sciences Corp. (2)	80	1,076
Nucor Corp. (1)	931	53,588
Reliance Steel & Aluminum Co.	199	7,962
Ryerson Tull Inc. (1)	166	2,103
Steel Dynamics Inc.	285	9,818
Steel Technologies Inc.	87	2,087
United States Steel Corp. (1)	660	33,561

		141,107

LEISURE TIME—0.48%
Arctic Cat Inc.	121	3,274
Bally Total Fitness Holding Corp. (2)	236	821
Brunswick Corp.	556	26,049
Callaway Golf Co. (1)	464	5,939
Carnival Corp.	3,092	160,197
Harley-Davidson Inc.	1,709	98,712
K2 Inc. (2)	283	3,891
Multimedia Games Inc. (1) (2)	165	1,280
Nautilus Inc. (1)	198	4,704
Pegasus Solutions Inc. (1) (2)	122	1,442
Polaris Industries Inc. (1)	269	18,892
Sabre Holdings Corp.	744	16,279
WMS Industries Inc. (1) (2)	185	5,210

		346,690

LODGING—0.47%
Aztar Corp. (2)	212	6,055
Boyd Gaming Corp. (1)	378	19,713
Caesars Entertainment Inc. (2)	1,815	35,919
Harrah’s Entertainment Inc.	702	45,335
Hilton Hotels Corp.	2,237	49,997
Mandalay Resort Group	388	27,350
Marcus Corp.	182	3,731
Marriott International Inc. Class A	1,174	78,494
Starwood Hotels & Resorts Worldwide Inc.	1,241	74,497

		341,091

MACHINERY—0.69%
AGCO Corp. (2)	570	10,403
Albany International Corp. Class A	194	5,991
Applied Industrial Technologies Inc.	180	4,896
Astec Industries Inc. (2)	134	2,955
Briggs & Stratton Corp. (1)	326	11,870
Caterpillar Inc.	2,014	184,160
Cognex Corp.	295	7,340
Cummins Inc. (1)	243	17,095
Deere & Co. (1)	1,445	97,003
Flowserve Corp. (2)	341	8,822
Gardner Denver Inc. (2)	120	4,741
Gerber Scientific Inc. (2)	150	1,092
Graco Inc. (1)	435	17,557
IDEX Corp.	318	12,831
JLG Industries Inc. (1)	270	5,819
Lindsay Manufacturing Co. (1)	70	1,336
Manitowoc Co. Inc. (The)	182	7,351
Nordson Corp.	224	8,248
Robbins & Myers Inc. (1)	86	1,893
Rockwell Automation Inc.	1,019	57,716
Stewart & Stevenson Services Inc.	170	3,891
Tecumseh Products Co. Class A	115	4,555
Thomas Industries Inc.	106	4,202
Zebra Technologies Corp. Class A (2)	450	21,371

		503,138

MANUFACTURING—5.60%
Acuity Brands Inc.	259	6,993
AptarGroup Inc.	225	11,696
Barnes Group Inc. (1)	150	4,076
Brink’s Co. (The)	349	12,075
Carlisle Companies Inc.	196	13,675
Ceradyne Inc. (2)	151	3,378
CLARCOR Inc.	155	8,054
Cooper Industries Ltd.	537	38,406

Crane Co.	340	9,789
CUNO Inc. (2)	104	5,345
Danaher Corp.	1,609	85,937
Donaldson Co. Inc. (1)	432	13,945
Dover Corp.	1,183	44,706
Eastman Kodak Co. (1)	1,669	54,326
Eaton Corp.	891	58,271
Federal Signal Corp. (1)	290	4,399
General Electric Co.	62,532	2,254,904
Griffon Corp. (2)	178	3,811
Harsco Corp.	259	15,439
Honeywell International Inc.	4,996	185,901
Illinois Tool Works Inc.	1,612	144,322
Ingersoll-Rand Co. Class A	1,013	80,685
ITT Industries Inc.	536	48,369
Lancaster Colony Corp.	165	7,021
Lydall Inc. (2)	88	977
Myers Industries Inc.	222	3,132
Pall Corp.	779	21,126
Pentair Inc.	579	22,581
Roper Industries Inc.	266	17,423
Smith (A.O.) Corp.	179	5,168
SPX Corp. (1)	470	20,342
Standex International Corp.	73	1,993
Sturm Ruger & Co. Inc.	182	1,261
Teleflex Inc.	214	10,953
Textron Inc.	788	58,801
3M Co.	4,544	389,375
Tredegar Corp.	235	3,962
Trinity Industries Inc. (1)	295	8,310
Tyco International Ltd. (1)	11,844	400,327

		4,081,254

MEDIA—3.49%
Belo (A.H.) Corp. (1)	605	14,605
Clear Channel Communications Inc.	3,086	106,374
Comcast Corp. Class A (1) (2)	13,076	441,707
Dow Jones & Co. Inc. (1)	398	14,873
Emmis Communications Corp. (1) (2)	344	6,612
Entercom Communications Corp. (2)	241	8,560
4Kids Entertainment Inc. (1) (2)	76	1,680
Gannett Co. Inc.	1,472	116,406
Knight Ridder Inc. (1)	435	29,254
Lee Enterprises Inc.	285	12,369
McGraw-Hill Companies Inc. (The)	1,115	97,284
Media General Inc. Class A	147	9,092
Meredith Corp.	254	11,875
Nelson (Thomas) Inc.	87	2,058
New York Times Co. Class A (1)	840	30,727
News Corp. Class A	16,951	286,811
Readers Digest Association Inc. (The)	611	10,576
Scholastic Corp. (1) (2)	243	8,964
Time Warner Inc. (2)	27,161	476,676
Tribune Co. (1)	1,741	69,414
Univision Communications Inc. Class A (1) (2)	1,696	46,962
Viacom Inc. Class B	10,029	349,310
Walt Disney Co. (The)	12,041	345,938
Washington Post Co. (The) Class B	40	35,760
Westwood One Inc. (2)	487	9,910

		2,543,797

METAL FABRICATE & HARDWARE—0.13%
Castle (A.M.) & Co. (2)	87	1,096
Commercial Metals Co.	360	12,200
Kaydon Corp.	170	5,338
Lawson Products Inc.	57	2,668
Mueller Industries Inc.	223	6,277
Precision Castparts Corp.	381	29,341
Quanex Corp.	151	8,051
Timken Co. (The)	569	15,556
Valmont Industries Inc.	145	3,236
Wolverine Tube Inc. (2)	86	770
Worthington Industries Inc.	505	9,736

		94,269

MINING—0.52%
Alcoa Inc.	5,114	155,414
AMCOL International Corp.	177	3,321
Brush Engineered Materials Inc. (2)	118	2,246
Century Aluminum Co. (1) (2)	198	5,991
Freeport-McMoRan Copper & Gold Inc.	1,038	41,115
Newmont Mining Corp.	2,600	109,850
Phelps Dodge Corp.	563	57,274
RTI International Metals Inc. (2)	130	3,042

		378,253

OFFICE & BUSINESS EQUIPMENT—0.21%
Global Imaging Systems Inc. (1) (2)	150	5,319
Imagistics International Inc. (2)	100	3,493
Pitney Bowes Inc.	1,345	60,686
Xerox Corp. (2)	5,597	84,795

		154,293

OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	447	13,464
HNI Corp.	290	13,036
Interface Inc. Class A (2)	310	2,114

		28,614

OIL & GAS—7.21%
Amerada Hess Corp.	495	47,624
Anadarko Petroleum Corp.	1,387	105,551
Apache Corp.	1,913	117,133
Atwood Oceanics Inc. (2)	91	6,055
Burlington Resources Inc.	2,266	113,459
Cabot Oil & Gas Corp.	205	11,306
ChevronTexaco Corp.	12,428	724,677
Cimarex Energy Co. (2)	256	9,984
ConocoPhillips	4,114	443,654
Devon Energy Corp.	2,811	134,225
ENSCO International Inc.	873	32,877
EOG Resources Inc.	1,393	67,895
Exxon Mobil Corp.	37,672	2,245,251
Forest Oil Corp. (2)	308	12,474
Frontier Oil Corp.	163	5,910
Helmerich & Payne Inc. (1)	312	12,383
Kerr-McGee Corp.	953	74,648
Marathon Oil Corp.	2,030	95,248
Murphy Oil Corp.	508	50,155
Nabors Industries Ltd. (2)	823	48,672
Newfield Exploration Co. (2)	390	28,961
Noble Corp.	787	44,237
Noble Energy Inc.	338	22,991
Occidental Petroleum Corp.	2,331	165,897
Patina Oil & Gas Corp.	437	17,480
Patterson-UTI Energy Inc.	967	24,194
Penn Virginia Corp.	114	5,233
Petroleum Development Corp. (2)	101	3,807
Pioneer Natural Resources Co. (1)	837	35,757
Plains Exploration & Production Co. (2)	485	16,927
Pogo Producing Co.	361	17,776
Pride International Inc. (1) (2)	720	17,885
Remington Oil & Gas Corp. (2)	167	5,264
Rowan Companies Inc.	675	20,203
Southwestern Energy Co. (2)	224	12,714
Spinnaker Exploration Co. (2)	208	7,390
St. Mary Land & Exploration Co.	177	8,859
Stone Energy Corp. (2)	164	7,965
Sunoco Inc.	402	41,615
Swift Energy Co. (2)	169	4,806
Transocean Inc. (2)	1,879	96,693
Unit Corp. (2)	230	10,389
Unocal Corp.	1,583	97,655
Valero Energy Corp.	1,503	110,125
Vintage Petroleum Inc.	333	10,476
XTO Energy Inc.	2,026	66,534

		5,261,014

OIL & GAS SERVICES—1.08%
Baker Hughes Inc.	1,977	87,957

BJ Services Co. (1)	944	48,975
Cal Dive International Inc. (1) (2)	237	10,736
CARBO Ceramics Inc. (1)	100	7,015
Cooper Cameron Corp. (2)	306	17,506
Dril-Quip Inc. (2)	103	3,166
FMC Technologies Inc. (2)	432	14,334
Grant Prideco Inc. (2)	779	18,821
Halliburton Co.	2,957	127,890
Hanover Compressor Co. (1) (2)	498	6,011
Hydril Co. LP (2)	140	8,177
Input/Output Inc. (1) (2)	465	2,999
Lone Star Technologies Inc. (2)	178	7,019
Maverick Tube Corp. (2)	260	8,453
National Oilwell Varco Inc. (2)	975	45,548
Oceaneering International Inc. (2)	155	5,813
Schlumberger Ltd.	3,465	244,213
Seacor Holdings Inc. (1) (2)	110	7,013
Smith International Inc.	614	38,516
Tetra Technologies Inc. (2)	135	3,839
Tidewater Inc. (1)	380	14,767
Veritas DGC Inc. (2)	200	5,992
Weatherford International Ltd. (2)	802	46,468
W-H Energy Services Inc. (2)	166	3,972

		785,200

PACKAGING & CONTAINERS—0.17%
Ball Corp.	633	26,257
Bemis Co. Inc.	673	20,944
Chesapeake Corp.	117	2,459
Packaging Corporation of America	473	11,489
Pactiv Corp. (2)	932	21,762
Sealed Air Corp. (1) (2)	479	24,879
Sonoco Products Co.	617	17,800

		125,590

PHARMACEUTICALS—5.59%
Abbott Laboratories	9,172	427,599
Accredo Health Inc. (2)	300	13,323
Allergan Inc.	766	53,214
Alpharma Inc. Class A	319	3,930
AmerisourceBergen Corp.	644	36,895
Barr Pharmaceuticals Inc. (2)	531	25,929
Bradley Pharmaceuticals Inc. (1) (2)	106	1,013
Bristol-Myers Squibb Co.	11,489	292,510
Cardinal Health Inc.	2,544	141,955
Caremark Rx Inc. (2)	2,676	106,451
Cephalon Inc. (1) (2)	362	16,952
Connetics Corp. (1) (2)	221	5,589
Curative Health Services Inc. (2)	86	292
Express Scripts Inc. (1) (2)	440	38,364
Forest Laboratories Inc. (2)	2,053	75,858
Gilead Sciences Inc. (2)	2,533	90,681
Hospira Inc. (2)	899	29,011
IVAX Corp. (2)	1,266	25,029
King Pharmaceuticals Inc. (2)	1,519	12,623
Lilly (Eli) & Co.	6,662	347,090
Medco Health Solutions Inc. (2)	1,609	79,758
Medicis Pharmaceutical Corp. Class A (1)	343	10,283
Merck & Co. Inc.	12,991	420,519
MGI Pharma Inc. (2)	448	11,321
Mylan Laboratories Inc.	1,549	27,448
Nature’s Sunshine Products Inc.	102	1,751
NBTY Inc. (2)	333	8,355
Noven Pharmaceuticals Inc. (2)	150	2,544
Omnicare Inc.	595	21,093
Par Pharmaceutical Companies Inc. (2)	209	6,989
Perrigo Co. (1)	578	11,069
Pfizer Inc.	44,035	1,156,799
Priority Healthcare Corp. Class B (1) (2)	266	5,754
Schering-Plough Corp.	8,656	157,106
Sepracor Inc. (2)	608	34,905
Theragenics Corp. (2)	198	681
Valeant Pharmaceuticals International	588	13,242
VCA Antech Inc. (2)	506	10,236
Watson Pharmaceuticals Inc. (2)	624	19,176

Wyeth	7,857	331,408

		4,074,745

PIPELINES—0.32%
Dynegy Inc. Class A (2)	1,784	6,975
El Paso Corp.	3,726	39,421
Equitable Resources Inc.	348	19,989
Kinder Morgan Inc.	638	48,297
National Fuel Gas Co. (1)	437	12,494
Questar Corp.	488	28,914
Western Gas Resources Inc.	361	12,436
Williams Companies Inc.	3,324	62,524

		231,050

REAL ESTATE INVESTMENT TRUSTS—0.83%
AMB Property Corp.	522	19,732
Apartment Investment & Management Co. Class A	596	22,171
Archstone-Smith Trust	1,158	39,499
Capital Automotive (1)	271	8,976
Colonial Properties Trust (1)	167	6,414
Commercial Net Lease Realty Inc.	332	6,125
CRT Properties Inc.	218	4,748
Developers Diversified Realty Corp.	618	24,566
Entertainment Properties Trust	163	6,753
Equity Office Properties Trust	2,354	70,926
Equity Residential	1,645	52,985
Essex Property Trust Inc. (1)	146	10,089
Gables Residential Trust (1)	179	5,961
Glenborough Realty Trust Inc.	198	3,786
Highwoods Properties Inc.	330	8,851
Hospitality Properties Trust	355	14,335
Kilroy Realty Corp.	176	7,200
Lexington Corporate Properties Trust	297	6,516
Liberty Property Trust	538	21,009
Mack-Cali Realty Corp.	318	13,467
New Century Financial Corp.	284	13,297
New Plan Excel Realty Trust Inc. (1)	646	16,221
Parkway Properties Inc.	72	3,362
Plum Creek Timber Co. Inc.	1,064	37,985
ProLogis	1,066	39,549
Rayonier Inc.	310	15,354
Shurgard Storage Centers Inc. Class A	287	11,761
Simon Property Group Inc.	1,292	78,269
Sovran Self Storage Inc.	104	4,122
United Dominion Realty Trust Inc. (1)	835	17,426
Weingarten Realty Investors	478	16,496

		607,951

RETAIL—6.98%
Abercrombie & Fitch Co. Class A	501	28,677
Advance Auto Parts Inc. (2)	420	21,189
Aeropostale Inc. (2)	343	11,233
American Eagle Outfitters Inc.	757	22,369
AnnTaylor Stores Corp. (2)	448	11,464
Applebee’s International Inc.	511	14,083
AutoNation Inc. (2)	1,295	24,527
AutoZone Inc. (1) (2)	391	33,509
Barnes & Noble Inc. (2)	354	12,209
Bed Bath & Beyond Inc. (2)	1,765	64,493
Best Buy Co. Inc. (1)	1,746	94,301
Big Lots Inc. (1) (2)	702	8,438
BJ’s Wholesale Club Inc. (1) (2)	438	13,604
Bob Evans Farms Inc.	213	4,995
Borders Group Inc.	476	12,671
Brinker International Inc. (2)	543	19,667
Brown Shoe Co. Inc.	108	3,701
Burlington Coat Factory Warehouse Corp.	162	4,649
CarMax Inc. (2)	593	18,680
Casey’s General Store Inc. (1)	303	5,445
Cash America International Inc.	175	3,838
Cato Corp. Class A	123	3,967
CBRL Group Inc.	303	12,514
CEC Entertainment Inc. (2)	229	8,381
Cheesecake Factory (The) (1) (2)	491	17,406

Chico’s FAS Inc. (1) (2)	1,028	29,051
Children’s Place Retail Stores Inc. (The) (2)	108	5,157
Christopher & Banks Corp.	213	3,749
Circuit City Stores Inc.	1,211	19,437
Claire’s Stores Inc.	626	14,423
Copart Inc. (2)	444	10,461
Cost Plus Inc. (2)	133	3,575
Costco Wholesale Corp.	2,768	122,290
CVS Corp.	2,345	123,394
Darden Restaurants Inc.	846	25,955
Dillard’s Inc. Class A (1)	391	10,518
Dollar General Corp.	1,746	38,255
Dollar Tree Stores Inc. (2)	709	20,370
Dress Barn Inc. (2)	178	3,243
Electronics Boutique Holdings Corp. (1) (2)	88	3,781
Family Dollar Stores Inc.	966	29,328
Federated Department Stores Inc.	986	62,749
Finish Line Inc. (The)	286	6,621
Foot Locker Inc.	895	26,224
Fred’s Inc. (1)	237	4,069
GameStop Corp. Class B (2)	311	6,935
Gap Inc. (The)	4,308	94,087
Genesco Inc. (1) (2)	134	3,808
Goody’s Family Clothing Inc.	214	1,932
Group 1 Automotive Inc. (2)	150	3,945
Guitar Center Inc. (1) (2)	154	8,444
Hancock Fabrics Inc.	134	997
Haverty Furniture Companies Inc.	150	2,288
Hibbet Sporting Goods Inc. (2)	139	4,176
Home Depot Inc. (1)	12,977	496,240
Hot Topic Inc. (2)	282	6,162
IHOP Corp.	121	5,769
Insight Enterprises Inc. (2)	298	5,233
Jack in the Box Inc. (2)	226	8,385
Jill (J.) Group Inc. (The) (2)	134	1,844
Jo-Ann Stores Inc. (2)	136	3,820
Kohl’s Corp. (2)	1,907	98,458
Krispy Kreme Doughnuts Inc. (1) (2)	387	2,953
Landry’s Restaurants Inc. (1)	162	4,685
Limited Brands Inc.	2,223	54,019
Linens ‘n Things Inc. (2)	275	6,828
Lone Star Steakhouse & Saloon Inc.	121	3,498
Longs Drug Stores Corp.	229	7,836
Lowe’s Companies Inc.	4,542	259,303
May Department Stores Co. (The)	1,702	63,008
McDonald’s Corp.	7,475	232,772
Men’s Wearhouse Inc. (The) (1) (2)	227	9,582
Michaels Stores Inc.	775	28,133
Movie Gallery Inc. (1)	185	5,306
Neiman-Marcus Group Inc. Class A	281	25,714
99 Cents Only Stores (1) (2)	423	5,571
Nordstrom Inc.	730	40,427
O’Charley’s Inc. (2)	124	2,696
Office Depot Inc. (2)	1,814	40,235
OfficeMax Inc.	530	17,755
O’Reilly Automotive Inc. (1) (2)	297	14,710
Outback Steakhouse Inc. (1)	385	17,629
P.F. Chang’s China Bistro Inc. (1) (2)	161	9,628
Pacific Sunwear of California Inc. (2)	468	13,095
Panera Bread Co. Class A (1) (2)	184	10,402
Papa John’s International Inc. (1) (2)	102	3,541
Payless ShoeSource Inc. (2)	415	6,553
Penney (J.C.) Co. Inc. (Holding Co.)	1,669	86,654
Pep Boys-Manny, Moe & Jack Inc.	347	6,100
PETsMART Inc.	836	24,035
Pier 1 Imports Inc. (1)	543	9,899
RadioShack Corp.	906	22,197
Rare Hospitality International Inc. (1) (2)	209	6,454
Regis Corp.	273	11,174
Ross Stores Inc.	841	24,507
Ruby Tuesday Inc. (1)	401	9,740
Ryan’s Restaurant Group Inc. (2)	252	3,662
Saks Inc.	858	15,487
School Specialty Inc. (2)	147	5,757
Sears Holdings Corp. (2)	592	78,787

Select Comfort Corp. (1) (2)	236	4,824
ShopKo Stores Inc. (2)	177	3,933
Sonic Automotive Inc.	253	5,746
Sonic Corp. (2)	372	12,425
Stage Stores Inc. (1) (2)	107	4,108
Staples Inc.	2,897	91,053
Starbucks Corp. (2)	2,342	120,988
Steak n Shake Co. (The) (2)	165	3,193
Stein Mart Inc. (2)	256	5,760
Target Corp.	5,263	263,255
TBC Corp. (2)	134	3,733
Tiffany & Co. (1)	837	28,893
TJX Companies Inc.	2,812	69,260
Too Inc. (2)	210	5,181
Toys R Us Inc. (2)	1,242	31,994
Tractor Supply Co. (2)	236	10,301
Triarc Companies Inc. Class B (1)	390	5,394
Urban Outfitters Inc. (2)	369	17,701
Walgreen Co.	6,005	266,742
Wal-Mart Stores Inc.	19,999	1,002,150
Wendy’s International Inc.	655	25,571
Williams-Sonoma Inc. (2)	672	24,696
Yum! Brands Inc.	1,704	88,284
Zale Corp. (2)	319	9,481

		5,086,181

SAVINGS & LOANS—0.68%
Anchor BanCorp Wisconsin Inc.	137	3,851
Astoria Financial Corp.	579	14,649
BankAtlantic Bancorp Inc. Class A	364	6,334
BankUnited Financial Corp. Class A (1) (2)	182	4,889
Brookline Bancorp Inc. (1)	360	5,364
Commercial Federal Corp.	252	6,968
Dime Community Bancshares (1)	224	3,405
Downey Financial Corp.	129	7,937
FirstFed Financial Corp. (2)	101	5,152
Flagstar Bancorp Inc. (1)	240	4,692
Golden West Financial Corp.	1,653	100,007
Independence Community Bank Corp. (1)	446	17,394
MAF Bancorp Inc.	212	8,806
New York Community Bancorp Inc. (1)	1,401	25,442
Sovereign Bancorp Inc.	2,179	48,287
Sterling Financial Corp. (Washington) (2)	138	4,927
Washington Federal Inc. (1)	532	12,401
Washington Mutual Inc.	5,129	202,596
Webster Financial Corp.	333	15,122

		498,223

SEMICONDUCTORS—3.06%
Actel Corp. (2)	149	2,292
Advanced Micro Devices Inc. (2)	2,404	38,752
Alliance Semiconductor Corp. (2)	252	627
Altera Corp. (2)	2,159	42,705
Analog Devices Inc.	2,177	78,677
Applied Materials Inc. (2)	9,787	159,039
Applied Micro Circuits Corp. (2)	1,880	6,185
Atmel Corp. (2)	2,966	8,750
ATMI Inc. (1) (2)	191	4,783
Axcelis Technologies Inc. (2)	603	4,402
Broadcom Corp. Class A (2)	1,692	50,625
Brooks Automation Inc. (2)	270	4,099
Cohu Inc.	125	1,994
Credence Systems Corp. (1) (2)	580	4,588
Cree Inc. (1) (2)	465	10,114
Cypress Semiconductor Corp. (1) (2)	769	9,689
DSP Group Inc. (2)	167	4,302
DuPont Photomasks Inc. (2)	109	2,907
ESS Technology Inc. (2)	268	1,412
Exar Corp. (1) (2)	251	3,363
Fairchild Semiconductor International Inc. Class A (2)	736	11,283
Freescale Semiconductor Inc. Class B (2)	2,426	41,849
Helix Technology Corp.	153	2,367
Integrated Circuit Systems Inc. (2)	435	8,317
Integrated Device Technology Inc. (2)	655	7,880

Intel Corp.	36,765	854,051
International Rectifier Corp. (2)	420	19,110
Intersil Corp. Class A	948	16,419
KLA-Tencor Corp. (2)	1,144	52,635
Kopin Corp. (2)	394	1,210
Kulicke & Soffa Industries Inc. (1) (2)	300	1,887
Lam Research Corp. (2)	855	24,675
Lattice Semiconductor Corp. (2)	678	3,641
Linear Technology Corp.	1,792	68,652
LSI Logic Corp. (2)	2,380	13,304
LTX Corp. (2)	364	1,616
Maxim Integrated Products Inc.	1,909	78,021
Micrel Inc. (2)	550	5,071
Microchip Technology Inc.	1,195	31,082
Micron Technology Inc. (2)	3,552	36,728
Microsemi Corp. (2)	363	5,913
National Semiconductor Corp.	2,061	42,477
Novellus Systems Inc.	871	23,282
NVIDIA Corp. (2)	953	22,643
Pericom Semiconductor Corp. (2)	182	1,560
Photronics Inc. (1) (2)	195	3,530
PMC-Sierra Inc. (2)	1,106	9,733
Power Integrations Inc. (2)	198	4,136
QLogic Corp. (2)	525	21,263
Rudolph Technologies Inc. (2)	94	1,416
Semtech Corp. (1) (2)	454	8,113
Silicon Laboratories Inc. (1) (2)	245	7,279
Skyworks Solutions Inc. (2)	957	6,077
Standard Microsystems Corp. (2)	118	2,048
Supertex Inc. (2)	86	1,575
Teradyne Inc. (2)	1,212	17,695
Texas Instruments Inc. (1)	10,117	257,882
TriQuint Semiconductor Inc. (2)	823	2,782
Ultratech Inc. (1) (2)	139	2,029
Varian Semiconductor Equipment Associates Inc. (2)	224	8,514
Veeco Instruments Inc. (2)	179	2,694
Xilinx Inc.	2,031	59,366

		2,231,110

SOFTWARE—4.13%
Activision Inc. (2)	1,145	16,951
Acxiom Corp.	535	11,198
Adobe Systems Inc.	1,424	95,650
Advent Software Inc. (2)	196	3,563
Altiris Inc. (1) (2)	167	3,983
ANSYS Inc. (2)	198	6,774
Ascential Software Corp. (2)	358	6,634
Autodesk Inc.	1,330	39,581
Automatic Data Processing Inc.	3,421	153,774
Avid Technology Inc. (2)	210	11,365
BMC Software Inc. (2)	1,262	18,930
Captaris Inc. (2)	214	867
Cerner Corp. (1) (2)	180	9,452
Certegy Inc.	393	13,606
Citrix Systems Inc. (2)	970	23,105
Computer Associates International Inc.	3,112	84,335
Compuware Corp. (2)	2,443	17,590
Concord Communications Inc. (2)	118	1,194
CSG Systems International Inc. (2)	312	5,082
Dendrite International Inc. (2)	253	3,552
Digi International Inc. (2)	134	1,838
Dun & Bradstreet Corp. (2)	396	24,334
eFunds Corp. (2)	299	6,674
Electronic Arts Inc. (2)	1,803	93,359
EPIQ Systems Inc. (2)	118	1,532
Fair Isaac Corp.	377	12,984
FileNET Corp. (2)	241	5,490
First Data Corp.	4,709	185,111
Fiserv Inc. (2)	1,122	44,656
Global Payments Inc. (1)	199	12,834
Hyperion Solutions Corp. (2)	245	10,807
IMS Health Inc.	1,340	32,683
Inter-Tel Inc.	166	4,067
Intuit Inc. (2)	1,077	47,140

JDA Software Group Inc. (2)	169	2,373
Keane Inc. (2)	377	4,912
ManTech International Corp. Class A (2)	196	4,522
MapInfo Corp. (2)	118	1,421
Mercury Interactive Corp. (2)	483	22,885
Microsoft Corp. (1)	59,712	1,443,239
MRO Software Inc. (2)	166	2,329
NDCHealth Corp. (1)	215	3,436
Novell Inc. (2)	2,342	13,958
Oracle Corp. (2)	26,426	329,796
Parametric Technology Corp. (2)	1,652	9,235
Pinnacle Systems Inc. (2)	405	2,264
Progress Software Corp. (2)	221	5,795
Retek Inc. (2)	326	3,658
SEI Investments Co.	477	17,248
SERENA Software Inc. (1) (2)	177	4,206
Siebel Systems Inc. (2)	3,155	28,805
SPSS Inc. (2)	118	2,052
Sybase Inc. (2)	590	10,891
Take-Two Interactive Software Inc. (2)	280	10,948
THQ Inc. (1) (2)	237	6,669
Transaction Systems Architects Inc. Class A (2)	226	5,232
Veritas Software Corp. (2)	2,458	57,075
Wind River Systems Inc. (2)	500	7,540
Zix Corp. (1) (2)	198	741

		3,011,925

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. (1) (2)	88	3,556

		3,556

TELECOMMUNICATIONS—5.10%
Adaptec Inc. (2)	674	3,228
ADC Telecommunications Inc. (2)	5,111	10,171
ADTRAN Inc.	478	8,432
Aeroflex Inc. (2)	466	4,348
Alltel Corp. (1)	1,771	97,139
Andrew Corp. (2)	992	11,616
Anixter International Inc. (2)	228	8,242
Applied Signal Technology Inc.	65	1,489
AT&T Corp.	4,681	87,769
Audiovox Corp. Class A (1) (2)	150	1,911
Avaya Inc. (1) (2)	2,835	33,113
BellSouth Corp.	10,767	283,064
Black Box Corp. (1)	105	3,928
Boston Communications Group Inc. (1) (2)	93	662
C-COR Inc. (2)	252	1,532
CenturyTel Inc.	773	25,385
CIENA Corp. (2)	3,544	6,096
Cincinnati Bell Inc. (2)	1,489	6,328
Cisco Systems Inc. (1) (2)	38,176	682,969
Citizens Communications Co.	1,924	24,897
Commonwealth Telephone Enterprises Inc. (2)	134	6,317
CommScope Inc. (1) (2)	347	5,191
Comverse Technology Inc. (2)	1,138	28,700
Corning Inc. (2)	8,246	91,778
General Communication Inc. Class A (2)	347	3,168
Harmonic Inc. (2)	432	4,130
Harris Corp.	764	24,945
Intrado Inc. (2)	118	1,451
JDS Uniphase Corp. (2)	9,063	15,135
Lucent Technologies Inc. (1) (2)	25,865	71,129
Motorola Inc.	14,404	215,628
Network Equipment Technologies Inc. (2)	166	935
Newport Corp. (2)	268	3,883
Nextel Communications Inc. Class A (2)	6,616	188,027
Plantronics Inc.	299	11,386
Polycom Inc. (2)	617	10,458
Powerwave Technologies Inc. (2)	649	5,023
QUALCOMM Inc.	9,680	354,772
Qwest Communications International Inc. (2)	9,673	35,790
RF Micro Devices Inc. (1) (2)	1,150	6,003
SBC Communications Inc.	19,525	462,547
Scientific-Atlanta Inc.	872	24,608
Sprint Corp. (FON Group)	8,680	197,470

Symmetricom Inc. (2)	300	3,327
Telephone & Data Systems Inc.	314	25,622
Tellabs Inc. (2)	2,900	21,170
3Com Corp. (2)	2,341	8,334
Tollgrade Communications Inc. (2)	71	490
UTStarcom Inc. (1) (2)	559	6,121
Verizon Communications Inc. (1)	16,365	580,958
Viasat Inc. (2)	162	3,028

		3,719,843

TEXTILES—0.10%
Angelica Corp. (1)	49	1,372
Cintas Corp.	864	35,692
G&K Services Inc. Class A	130	5,238
Mohawk Industries Inc. (2)	342	28,831

		71,133

TOYS, GAMES & HOBBIES—0.11%
Action Performance Companies Inc. (1)	101	1,336
Department 56 Inc. (2)	86	1,502
Hasbro Inc. (1)	951	19,448
Jakks Pacific Inc. (2)	155	3,328
Mattel Inc.	2,423	51,731

		77,345

TRANSPORTATION—1.70%
Alexander & Baldwin Inc.	265	10,918
Arkansas Best Corp. (1)	153	5,780
Burlington Northern Santa Fe Corp.	2,218	119,617
CH Robinson Worldwide Inc.	490	25,250
CNF Inc.	326	15,254
CSX Corp.	1,255	52,271
EGL Inc. (2)	243	5,540
Expeditors International Washington Inc.	615	32,933
FedEx Corp.	1,769	166,198
Forward Air Corp.	132	5,621
Heartland Express Inc.	324	6,205
Hunt (J.B.) Transport Services Inc.	391	17,114
Kansas City Southern Industries Inc. (1) (2)	385	7,415
Kirby Corp. (2)	151	6,347
Knight Transportation Inc.	250	6,168
Landstar System Inc. (1) (2)	376	12,314
Norfolk Southern Corp.	2,341	86,734
Offshore Logistics Inc. (2)	150	4,998
Overseas Shipholding Group Inc.	194	12,205
Ryder System Inc.	404	16,847
Swift Transportation Co. Inc. (1) (2)	338	7,483
Union Pacific Corp.	1,528	106,502
United Parcel Service Inc. Class B	6,614	481,102
USF Corp.	169	8,156
Werner Enterprises Inc.	340	6,606
Yellow Roadway Corp. (1) (2)	304	17,796

		1,243,374

TRUCKING & LEASING—0.01%
GATX Corp. (1)	303	10,057

		10,057

WATER—0.02%
American States Water Co.	102	2,581
Aqua America Inc. (1)	587	14,299

		16,880

TOTAL COMMON STOCKS (Cost: $71,636,477)		72,821,119

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.73%

COMMERCIAL PAPER(3)—1.70%
Amstel Funding Corp.
2.95%, 08/19/05	$9,213	9,108
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	156,558	156,380
ANZ National Bank Ltd.
2.94%, 08/15/05	11,083	10,960
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	18,841	18,811
Cantabric Finance LLC
2.80%, 04/29/05	11,970	11,944
Chariot Funding LLC
2.70%, 04/06/05	5,985	5,983
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	22,388	22,370
Corporate Asset Funding
2.75%, 05/05/05	15,516	15,476
CRC Funding LLC
2.74%, 04/28/05	11,083	11,060
DEPFA Bank PLC
2.28%, 05/03/05	11,083	11,061
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	75,364	75,004
Fairway Finance LLC
3.15%, 09/15/05	19,718	19,430
Falcon Asset Securitization Corp.
2.75%, 04/14/05	8,866	8,858
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	27,486	27,431
Fortis Funding LLC
2.35%, 05/09/05	31,032	30,955
General Electric Capital Corp.
2.74%, 07/07/05	11,083	11,001
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	63,008	62,889
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	66,498	65,681
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	171,278	171,061
Kitty Hawk Funding Corp.
2.75%, 04/15/05	30,907	30,874
Liberty Street Funding Corp.
2.80%, 04/20/05	11,112	11,096
Moat Funding LLC
2.74%, 05/02/05	15,516	15,480
Mortgage Interest Networking Trust
2.77%, 04/13/05	18,398	18,381
New Center Asset Trust
2.80%, 04/15/05	22,166	22,142
Nordea North America Inc.
2.74%, 07/11/05	11,083	10,998
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	25,284	25,252
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	71,368	71,265
Polonius Inc.
2.82%, 04/28/05	18,398	18,359
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	19,090	19,071
Ranger Funding Co. LLC
2.75%, 04/14/05	33,249	33,216
Santander Central Hispano
2.75%, 07/08/05	27,707	27,500
Scaldis Capital LLC
2.75%, 07/08/05	5,548	5,506
Societe Generale
2.75%, 05/03/05	19,949	19,901
Sydney Capital Corp.
2.75%, 04/12/05	38,695	38,663
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	19,284	19,256
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	19,314	19,295
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	14,455	14,441
Tulip Funding Corp.
2.71%, 04/08/05	18,330	18,320

Variable Funding Capital Corp.
2.80%, 04/20/05	17,068	17,043
Yorktown Capital LLC
2.80%, 04/20/05	34,801	34,750

		1,236,272

FLOATING RATE NOTES(3)—2.41%
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	10,196	10,197
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	77,581	77,593
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	14,408	14,405
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	72,039	72,045
BMW US Capital LLC
2.82%, 04/18/06 (4)	22,166	22,166
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	75,364	75,352
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	66,498	66,496
Commodore CDO Ltd.
3.08%, 12/12/05	5,541	5,541
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	66,498	66,489
DEPFA Bank PLC
2.99%, 12/15/05	22,166	22,166
Dorada Finance Inc.
2.66%, 07/29/05 (4)	18,398	18,396
Fairway Finance LLC
2.80%, 06/20/05	11,083	11,083
Fifth Third Bancorp
2.81%, 02/23/06 (4)	44,332	44,332
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	28,816	28,817
General Electric Capital Corp.
2.86%, 03/09/06	9,975	9,987
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	8,093	8,093
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	14,408	14,408
Hartford Life Global Funding Trust
2.80%, 02/15/06	22,166	22,166
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	66,498	66,498
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	99,747	99,747
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	23,274	23,274
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	90,880	90,901
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	44,332	44,332
Marshall & Ilsley Corp.
2.95%, 02/20/06	22,166	22,190
MetLife Funding Inc.
2.74%, 03/06/06 (4)	33,249	33,249
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	55,415	55,412
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	82,014	82,029
Norddeutsche Landesbank
2.63%, 07/27/05	22,166	22,163
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	66,498	66,498
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	78,689	78,689
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	12,191	12,189
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	113,046	113,050
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	68,205	68,203

Wachovia Asset Securitization Inc.
2.84%, 04/25/05	66,498	66,498
Wells Fargo & Co.
2.78%, 03/15/06 (4)	11,083	11,084
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	77,581	77,574
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	111,716	111,708
Winston Funding Ltd.
2.75%, 04/25/05 (4)	15,826	15,826
World Savings Bank
2.71%, 09/09/05	7,758	7,758

		1,758,604

MONEY MARKET FUNDS—0.85%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	88,664	88,664
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	517,953	517,953
BlackRock Temp Cash Money Market Fund 3	4,134	4,134
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3	9,291	9,291

		620,042

REPURCHASE AGREEMENTS(3)—1.73%
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $487,690 and effective yields of 2.89% - 2.90%. (6)	$487,651	487,651
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $443,354 and an effective yield of 2.89%. (6)	443,319	443,319
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $332,516 and an effective yield of 2.89%. (6)	332,489	332,489

		1,263,459

TIME DEPOSITS(3)—0.96%
Abbey National Treasury Services PLC
1.39%, 04/08/05	15,516	15,516
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	22,166	22,166
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	31,032	31,032
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	28,816	28,816
First Tennessee Bank
2.77%, 04/15/05	11,083	11,083
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	27,486	27,487
Natexis Banques
2.98%, 08/18/05	22,166	22,166
Norddeutsche Landesbank
2.11%, 06/07/05	22,166	22,165
Rabobank Nederland NV NY
2.84%, 04/01/05	163,098	163,098
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	54,307	54,306
SunTrust Bank
2.68%, 05/03/05	22,166	22,164
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	75,364	75,362
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	39,899	39,899
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	109,721	109,722
Wells Fargo Bank N.A.
2.79%, 04/15/05	22,166	22,166
World Savings Bank
2.75%, 05/03/05	31,032	31,032

		698,180

U.S. GOVERNMENT AGENCY NOTES(3)—0.08%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	26,567	26,530
Federal National Mortgage Association
2.33%, 07/22/05	33,249	33,008

		59,538

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,636,095)		5,636,095

TOTAL INVESTMENTS IN SECURITIES — 107.60% (Cost: $77,272,572)		78,457,214
Other Assets, Less Liabilities — (7.60%)		(5,542,263)

NET ASSETS — 100.00%		$72,914,951

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

See notes to financial statements.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: June 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: June 2, 2005

By: /s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: June 2, 2005